UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2015 through February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Money Market Funds

February 29, 2016

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 16, 2016 (Unaudited)

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the

S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 29, 2016	$106.5 Billion
Weighted Average Maturity^	35 days
Weighted Average Life^^	46 days

MATURITY SCHEDULE*^
1 day	27.6%
2–7 days	8.0
8–30 days	14.3
31–60 days	21.2
61–90 days	21.1
91–180 days	7.8

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Class C Shares	0.01%
Agency Shares	0.32
Capital Shares	0.40
Cash Management Shares	0.01
Direct Shares	0.28
Eagle Class Shares	0.01
IM Shares	0.42
Institutional Class Shares	0.37
Investor Shares	0.08
Morgan Shares	0.06
Premier Shares	0.13
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.60)%, 0.27%, 0.37%, (0.38)%, 0.26%, (0.13)%, 0.42%, 0.32%, 0.08%, 0.05%, 0.12%, (0.13)% and (0.48)% for Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 29, 2016	$13.2 Billion
Weighted Average Maturity^	32 days
Weighted Average Life^^	40 days

MATURITY SCHEDULE*^
1 day	24.8%
2–7 days	11.4
8–30 days	17.3
31–60 days	26.7
61–90 days	16.1
91–180 days	3.7

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Class C Shares	0.01%
Agency Shares	0.31
Capital Shares	0.39
E*Trade Shares	0.01
Institutional Class Shares	0.36
Investor Shares	0.06
Morgan Shares	0.01
Premier Shares	0.12
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.62)%, 0.23%, 0.33%, (0.53)%, 0.28%, 0.03%, (0.09)%, 0.08%, (0.17)% and (0.57)% for Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 29, 2016	$60.4 Billion
Weighted Average Maturity^	46 days
Weighted Average Life^^	108 days

MATURITY SCHEDULE*^
1 day	17.4%
2–7 days	16.5
8–30 days	23.5
31–60 days	8.9
61–90 days	11.5
91–180 days	20.6
181+ days	1.6

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Agency Shares	0.13%
Capital Shares	0.20
Direct Shares	0.09
Eagle Class Shares	0.01
IM Shares	0.23
Institutional Class Shares	0.18
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.08%, 0.18%, 0.08%, (0.32)%, 0.23%, 0.13%, (0.12)%, (0.23)%, (0.08)%, (0.36)% and (0.67)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 29, 2016	$17.0 Billion
Weighted Average Maturity^	39 days
Weighted Average Life^^	99 days

MATURITY SCHEDULE*^
1 day	49.8%
2–7 days	13.7
8–30 days	2.3
31–60 days	5.7
61–90 days	3.4
91–180 days	22.0
181+ days	3.1

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Class C Shares	0.00%
Agency Shares	0.10
Direct Shares	0.06
Eagle Class Shares	0.00
IM Shares	0.19
Institutional Class Shares	0.15
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.80)%, 0.05%, 0.04%, (0.34)%, 0.19%, 0.09%, (0.15)%, (0.26)%, (0.10)%, (0.35)% and (0.69)% for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 29, 2016	$4.2 Billion
Weighted Average Maturity^	34 days
Weighted Average Life^^	111 days

MATURITY SCHEDULE*^
1 day	11.0%
2–7 days	6.8
8–30 days	44.1
31–60 days	15.4
61–90 days	20.3
91–180 days	2.4

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Agency Shares	0.12%
Institutional Class Shares	0.17
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.06%, 0.11%, (0.23)%, (0.08)% and (0.33)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 29, 2016	$22.3 Billion
Weighted Average Maturity^	44 days
Weighted Average Life^^	114 days

MATURITY SCHEDULE*^
1 day	17.1%
2–7 days	10.1
8–30 days	20.8
31–60 days	13.7
61–90 days	25.4
91–180 days	12.9

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Agency Shares	0.08%
Capital Shares	0.16
Institutional Class Shares	0.13
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been 0.03%, 0.13%, 0.08%, (0.27)%, (0.12)%, (0.36)% and (0.72)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of February 29, 2016	$19.0 Billion
Weighted Average Maturity^	15 days
Weighted Average Life^^	15 days

MATURITY SCHEDULE**^
1 day	23.2%
2–7 days	64.7
8–30 days	1.9
31–60 days	2.0
61-90 days	0.8
91–180 days	7.4

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Agency Shares	0.01%
Direct Shares	0.02
Eagle Class Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.27)%, (0.26)%, (0.67)%, (0.22)%, (0.57)%, (0.42)% and (0.67)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of February 29, 2016	$3.2 Billion
Weighted Average Maturity^	12 days
Weighted Average Life^^	12 days

MATURITY SCHEDULE**^
1 day	26.1%
2–7 days	65.1
8–30 days	0.6
31–60 days	2.8
61–90 days	1.3
91–180 days	4.1

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
Agency Shares	0.01%
E*Trade Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of February 29, 2016.
(1)

The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.26)%, (1.01)%, (0.21)%, (0.56)%, (0.41)%, (0.66)% and (1.01)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 42.1%
550,000	ABN AMRO Bank N.V., 0.630%, 04/08/16	549,635
	Agricultural Bank of China Ltd.,
100,000	0.680%, 04/20/16	100,000
62,000	0.700%, 05/06/16	62,000
	Australia & New Zealand Banking Group Ltd.,
305,000	0.600%, 05/16/16	305,000
138,000	0.620%, 05/27/16	138,000
	Banco Del Estado De Chile,
90,000	0.430%, 03/15/16	90,000
200,000	0.600%, 05/06/16	200,000
130,000	0.610%, 05/20/16	130,000
100,000	0.620%, 06/03/16	100,000
60,000	VAR, 0.786%, 03/25/16	60,000
	Bank of China Ltd.,
75,000	0.740%, 04/08/16	74,941
300,000	0.740%, 04/11/16	299,748
65,000	0.790%, 04/08/16	64946
45,000	0.830%, 03/30/16	44,970
190,000	Bank of Montreal, 0.600%, 04/08/16	190,000
	Bank of Nova Scotia,
80,000	VAR, 0.542%, 03/10/16	80,000
100,000	VAR, 0.670%, 04/09/16	100,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
300,000	0.610%, 05/11/16	300,000
195,000	0.620%, 04/26/16	195,000
280,000	0.700%, 05/25/16	280,000
224,000	0.730%, 06/08/16	224,000
	Banque Federative du Credit Mutuel S.A.,
531,000	0.640%, 04/07/16	531,000
374,000	0.695%, 06/01/16	373,337
190,000	0.700%, 06/01/16	190,000
412,000	0.705%, 05/02/16	412,000
250,000	0.705%, 05/03/16	249,692
	BNP Paribas,
450,000	0.500%, 03/11/16	450,000
439,000	0.610%, 04/13/16	438,681
155,000	0.650%, 03/17/16	155,000
	BNP Paribas S.A.,
565,000	0.610%, 04/07/16	564,646
334,000	0.610%, 04/12/16	333,763
858,000	0.623%, 05/02/16	857,081
290,000	BPCE S.A., 0.650%, 03/17/16	290,000
300,000	Caisse des Depots et Consignations, 0.620%, 05/19/16	299,592
125,000	Canadian Imperial Bank of Commerce, 0.850%, 08/24/16	125,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

100,000	Chiba Bank Ltd., 0.640%, 03/14/16	100,000
	China Construction Bank Corp.,
355,530	0.440%, 03/03/16	355,530
165,000	0.680%, 04/20/16	165,000
295,000	0.700%, 05/06/16	295,000
	Citibank N.A.,
125,000	0.580%, 04/15/16	125,000
70,000	0.650%, 05/17/16	70,000
	Commonwealth Bank of Australia,
300,000	0.650%, 07/05/16	300,000
100,000	0.830%, 08/25/16	100,000
150,000	VAR, 0.551%, 03/01/16	150,000
	Credit Agricole Corporate and Investment Bank,
450,000	0.630%, 04/06/16	450,000
500,000	0.650%, 05/06/16	500,000
600,000	0.710%, 05/09/16	600,000
469,000	0.720%, 05/02/16	469,000
75,000	0.720%, 06/01/16	75,000
330,000	VAR, 0.839%, 03/09/16	330,000
	Credit Industriel et Commercial,
159,000	0.500%, 03/02/16	159,000
160,000	0.650%, 06/03/16	160,000
688,000	0.690%, 06/01/16	686,787
357,000	0.700%, 05/03/16	356,563
240,850	0.720%, 05/10/16	240,850
445,000	0.720%, 05/13/16	445,000
283,000	0.900%, 07/25/16	283,000
	Credit Suisse AG,
200,000	0.800%, 06/01/16	200,000
500,000	VAR, 0.686%, 03/01/16	500,000
150,000	VAR, 0.866%, 03/25/16	150,000
	Danske Bank A/S,
318,000	0.615%, 05/11/16	317,615
673,000	0.630%, 04/08/16	672,553
151,000	0.630%, 05/03/16	150,834
275,000	Dexia Credit Local S.A., VAR, 0.779%, 03/10/16	275,000
	DZ Bank AG,
309,000	0.600%, 04/11/16	308,789
331,000	0.600%, 04/14/16	331,000
140,000	0.600%, 04/26/16	139,870
295,000	0.600%, 05/10/16	294,656
140,000	0.610%, 04/06/16	140,000
150,000	0.620%, 04/15/16	149,884
197,000	0.620%, 04/19/16	196,834

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
169,000	HSBC Bank plc, 0.850%, 07/19/16	169,059
	Industrial & Commercial Bank of China Ltd.,
275,000	0.680%, 04/20/16	275,000
82,000	0.770%, 04/08/16	81,933
627,700	0.800%, 04/07/16	627,700
	ING Bank N.V.,
331,000	0.440%, 03/21/16	331,000
225,000	0.620%, 04/13/16	225,000
663,000	0.700%, 05/23/16	663,000
250,000	0.837%, 03/16/16	250,000
400,000	VAR, 0.649%, 06/09/16	400,000
	KBC Bank N.V.,
148,000	0.700%, 03/04/16	147,991
324,800	0.700%, 03/17/16	324,699
223,000	0.700%, 04/07/16	222,840
320,000	0.700%, 04/28/16	319,640
500,000	0.700%, 05/04/16	499,379
113,000	0.700%, 05/06/16	112,855
	Mitsubishi UFJ Trust & Banking Corp.,
150,000	0.500%, 03/04/16	149,994
280,000	0.640%, 05/06/16	280,000
178,000	0.660%, 05/13/16	178,000
55,000	0.680%, 04/14/16	54,954
140,000	0.680%, 04/15/16	139,881
109,000	0.680%, 04/28/16	108,881
175,000	0.680%, 04/29/16	174,805
33,000	0.700%, 04/11/16	32,974
199,000	0.700%, 04/19/16	199,000
150,000	0.710%, 04/19/16	149,855
168,000	0.758%, 05/16/16	167,732
	Mizuho Bank Ltd.,
150,000	0.460%, 03/02/16	149,998
123,000	0.460%, 03/03/16	122,997
172,700	0.500%, 03/17/16	172,706
304,000	0.520%, 03/07/16	304,000
342,000	0.678%, 04/19/16	341,683
220,000	0.680%, 04/26/16	219,768
55,000	0.690%, 04/12/16	54,956
120,000	0.690%, 04/13/16	119,901
62,000	0.690%, 04/15/16	61,947
28,000	0.690%, 04/21/16	27,973
100,000	0.690%, 05/04/16	99,877
580,000	0.699%, 04/22/16	579,416
75,000	0.700%, 05/19/16	74,885
90,000	0.700%, 06/15/16	90,000
175,000	0.770%, 07/07/16	174,522

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

565,000	National Australia Bank Ltd., 0.600%, 04/15/16	564,577
275,000	National Bank of Canada, VAR, 0.727%, 03/03/16	275,000
200,000	Nationwide Building Society, 0.620%, 05/02/16	199,787
	Natixis,
415,000	0.510%, 03/08/16	415,000
343,000	0.710%, 05/31/16	343,000
171,968	0.720%, 05/02/16	171,968
420,000	VAR, 0.466%, 05/04/16	420,000
500,000	VAR, 0.658%, 03/08/16	500,000
	Norinchukin Bank,
300,000	0.600%, 04/12/16	300,000
169,000	0.600%, 04/15/16	169,000
119,500	0.600%, 04/20/16	119,500
250,000	0.600%, 04/25/16	250,000
214,000	0.600%, 04/27/16	214,000
235,000	0.600%, 05/02/16	235,000
170,000	0.600%, 05/12/16	170,000
195,000	0.610%, 04/12/16	195,000
300,000	0.610%, 05/09/16	300,000
30,000	0.610%, 05/10/16	30,000
86,000	0.625%, 04/15/16	85,933
307,000	0.630%, 04/08/16	307,000
100,000	0.630%, 04/13/16	99,925
70,000	0.630%, 04/14/16	69,946
300,000	0.630%, 05/10/16	299,633
300,000	0.630%, 05/24/16	300,000
100,000	Oversea-Chinese Banking Corp. Ltd., 0.600%, 05/27/16	99,855
100,000	Pohjola Bank plc, 0.640%, 05/20/16	99,858
	Rabobank Nederland N.V.,
108,000	0.610%, 04/11/16	107,925
590,000	0.630%, 06/08/16	588,980
200,000	0.640%, 05/06/16	199,766
240,000	0.650%, 05/20/16	239,654
1,105,000	0.670%, 05/17/16	1,103,420
223,000	0.670%, 05/20/16	222,669
384,000	0.680%, 05/02/16	383,551
150,000	0.680%, 06/22/16	149,680
300,000	0.777%, 03/16/16	300,000
100,000	0.779%, 03/09/16	100,000
140,000	0.830%, 08/23/16	140,000
75,000	0.845%, 08/25/16	74,690
50,000	Shizuoka Bank, 0.580%, 03/11/16	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
146,000	Skandinaviska Enskilda Banken AB, 0.450%, 03/02/16	146,000
100,000	Societe Generale, 0.620%, 05/09/16	100,000
	Standard Chartered plc,
340,000	0.650%, 04/13/16	340,000
65,000	0.650%, 04/14/16	65,000
275,000	0.650%, 04/22/16	274,742
100,000	0.650%, 04/26/16	99,899
404,000	0.650%, 04/29/16	403,571
500,000	State Street Bank & Trust Co., VAR, 0.639%, 03/11/16	500,000
	Sumitomo Mitsui Banking Corp.,
361,000	0.500%, 03/10/16	361,000
560,000	0.620%, 05/03/16	560,000
166,000	0.650%, 04/19/16	166,000
240,000	0.670%, 05/05/16	239,710
120,000	0.680%, 04/25/16	120,000
305,000	0.680%, 04/26/16	304,678
365,000	0.700%, 04/19/16	365,000
374,000	0.700%, 04/20/16	374,000
	Sumitomo Mitsui Trust Bank Ltd.,
127,000	0.690%, 05/13/16	126,823
108,000	0.700%, 04/26/16	107,883
120,000	0.700%, 05/05/16	119,848
80,000	0.700%, 05/19/16	79,877
112,000	0.710%, 04/07/16	111,918
111,000	0.710%, 04/19/16	110,893
160,000	0.710%, 04/22/16	159,836
100,000	0.710%, 04/25/16	99,892
	Svenska Handelsbanken AB,
215,700	0.500%, 03/08/16	215,700
225,000	0.655%, 06/24/16	225,004
174,000	UBS AG, VAR, 0.808%, 03/08/16	174,000
	Wells Fargo Bank N.A.,
489,000	0.630%, 05/02/16	489,000
440,000	0.630%, 05/05/16	440,000
100,000	Westpac Banking Corp., VAR, 0.549%, 03/07/16	100,000

	Total Certificates of Deposit (Cost $44,856,189)	44,856,189

Commercial Paper — 21.4% (n)
	ABN AMRO Funding USA LLC,
152,000	0.391%, 03/01/16 (e)	152,000
62,000	0.480%, 03/21/16 (e)	61,984
98,000	0.621%, 05/02/16 (e)	97,895

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agricultural Bank of China Ltd.,
214,530	0.430%, 03/02/16 (e)	214,527
179,500	0.681%, 04/19/16 (e)	179,334
220,000	0.701%, 05/03/16 (e)	219,731
	Antalis S.A.,
47,580	0.601%, 03/10/16 (e)	47,573
52,100	0.641%, 04/07/16 (e)	52,066
102,000	0.661%, 04/12/16 (e)	101,921
50,000	ANZ New Zealand (Int’l) Ltd., 0.651%, 05/10/16 (e)	49,937
	Atlantic Asset Securitization LLC,
59,000	0.601%, 03/07/16 (e)	58,994
75,000	0.601%, 03/09/16 (e)	74,990
168,000	0.608%, 03/10/16 (e)	167,975
100,000	0.631%, 05/18/16 (e)	99,863
200,000	0.631%, 05/20/16 (e)	199,720
200,000	VAR, 0.654%, 03/26/16 (e)	200,000
	Australia & New Zealand Banking Group Ltd.,
101,000	0.581%, 03/09/16 (e)	100,987
659,400	VAR, 0.766%, 03/03/16 (e)	659,400
125,000	Bank Nederlandse Gemeenten N.V., VAR, 0.532%, 03/14/16 (e)	125,000
	Bank of Nova Scotia,
190,000	VAR, 0.776%, 03/14/16 (e)	190,000
400,000	VAR, 0.779%, 03/09/16 (e)	400,000
	Barton Capital S.A.,
23,850	0.611%, 05/11/16 (e)	23,821
25,000	0.621%, 05/02/16 (e)	24,973
65,000	0.641%, 04/04/16 (e)	64,961
175,000	VAR, 0.639%, 03/07/16 (e)	175,000
	Bedford Row Funding Corp.,
25,000	VAR, 0.568%, 03/16/16 (e)	25,000
127,300	VAR, 0.661%, 04/18/16 (e)	127,299
5,000	BMW U.S. Capital, LLC, 0.320%, 03/01/16 (e)	5,000
	BNP Paribas,
90,100	0.551%, 03/14/16	90,082
300,000	0.561%, 03/14/16 (e)	299,939
328,000	0.601%, 04/12/16 (e)	327,770
254,000	0.601%, 05/02/16 (e)	253,738
106,506	0.672%, 05/13/16	106,362
65,000	0.682%, 05/13/16 (e)	64,910
200,000	BPCE S.A., 0.641%, 05/05/16 (e)	199,769
	Caisse Centrale Desjardins,
223,400	0.591%, 05/24/16 (e)	223,092
53,000	0.601%, 03/08/16 (e)	52,994
50,000	0.641%, 04/29/16 (e)	49,948

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Caisse des Depots et Consignations,
224,000	0.596%, 05/18/16 (e)	223,711
100,000	0.596%, 05/19/16 (e)	99,869
264,000	0.601%, 04/26/16 (e)	263,754
265,000	0.601%, 05/27/16 (e)	264,616
163,000	0.601%, 06/01/16 (e)	162,750
210,000	Canadian Imperial Holdings, Inc., 0.430%, 03/02/16	209,997
	Cancara Asset Securitisation LLC,
115,000	0.601%, 05/04/16 (e)	114,877
206,000	0.608%, 05/03/16 (e)	205,781
37,050	0.631%, 04/04/16 (e)	37,028
100,000	0.631%, 04/06/16 (e)	99,937
360,000	0.631%, 04/07/16 (e)	359,767
156,000	0.631%, 04/19/16 (e)	155,866
	Commonwealth Bank of Australia,
194,650	0.551%, 05/25/16 (e)	194,397
125,000	VAR, 0.548%, 03/15/16 (e)	125,000
120,000	VAR, 0.549%, 03/17/16 (e)	120,000
250,000	VAR, 0.552%, 03/01/16 (e)	250,000
100,000	VAR, 0.552%, 03/20/16 (e)	100,000
100,000	VAR, 0.599%, 03/04/16 (e)	100,000
	Credit Agricole Corporate and Investment Bank,
125,000	0.300%, 03/01/16	125,000
55,000	0.651%, 05/06/16	54,935
104,000	0.721%, 05/02/16	103,871
200,000	Crown Point Capital Co. LLC, Series A, VAR, 0.938%, 03/29/16 (e)	200,000
63,000	Danske Corp., Series A, 0.611%, 05/10/16 (e)	62,925
	DBS Bank Ltd.,
95,000	0.601%, 04/12/16 (e)	94,933
20,000	0.601%, 04/13/16 (e)	19,986
	DNB Bank ASA,
107,000	0.651%, 06/27/16 (e)	106,772
400,000	0.652%, 06/24/16 (e)	399,169
	Electricite de France S.A.,
120,000	0.611%, 04/22/16 (e)	119,894
200,000	0.611%, 04/25/16 (e)	199,814
	Erste Abwicklungsanstalt,
114,100	0.571%, 04/15/16 (e)	114,019
214,000	0.581%, 04/07/16 (e)	213,872
23,000	0.611%, 05/11/16 (e)	22,972
10,000	Exxon Mobil Corp., 0.310%, 03/01/16	10,000
	General Electric Co.,
500,000	0.370%, 03/04/16	499,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

31,000	0.370%, 03/08/16	30,998
74,000	0.450%, 03/29/16	73,974
	Gotham Funding Corp.,
65,000	0.621%, 04/06/16 (e)	64,959
150,000	0.631%, 04/12/16 (e)	149,890
	HSBC Bank plc,
465,000	VAR, 0.588%, 03/09/16 (e)	465,000
235,000	VAR, 0.807%, 03/14/16 (e)	235,000
	Industrial & Commercial Bank of China Ltd.,
133,382	0.400%, 03/01/16 (e)	133,382
99,000	0.701%, 05/02/16 (e)	98,881
	ING U.S. Funding LLC,
167,000	0.672%, 06/10/16	166,686
100,000	0.844%, 08/09/16	99,624
38,700	0.854%, 08/17/16	38,546
	Kells Funding LLC,
115,000	0.601%, 05/02/16 (e)	114,881
96,000	0.601%, 05/03/16 (e)	95,899
200,000	0.611%, 05/24/16 (e)	199,715
200,000	0.611%, 05/25/16 (e)	199,712
100,000	0.611%, 06/01/16 (e)	99,844
315,000	0.611%, 06/02/16 (e)	314,504
200,000	0.611%, 06/08/16 (e)	199,665
200,000	Landesbank Hessen-Thueringen Girozentrale, 0.601%, 05/02/16 (e)	199,793
100,000	Liberty Street Funding LLC, 0.350%, 03/01/16 (e)	100,000
	LMA Americas LLC,
90,000	0.440%, 03/08/16 (e)	89,992
190,000	0.501%, 03/02/16 (e)	189,997
18,000	0.521%, 03/07/16 (e)	17,999
50,000	0.641%, 05/19/16 (e)	49,930
	Macquarie Bank Ltd.,
53,750	0.501%, 03/04/16 (e)	53,748
125,000	0.601%, 03/07/16 (e)	124,987
110,000	0.611%, 03/10/16 (e)	109,983
120,000	0.621%, 04/06/16 (e)	119,926
78,000	Matchpoint Finance plc, Series A, 0.601%, 03/08/16 (e)	77,991
	MetLife Short Term Funding LLC,
93,000	0.581%, 04/12/16 (e)	92,937
96,000	0.581%, 05/23/16 (e)	95,872
50,000	0.581%, 05/24/16 (e)	49,932
169,000	0.591%, 05/16/16 (e)	168,789
38,441	0.601%, 04/28/16 (e)	38,404

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Mitsubishi UFJ Trust & Banking Corp.,
200,000	0.651%, 05/23/16 (e)	199,700
96,000	0.681%, 04/19/16 (e)	95,911
	Mont Blanc Capital Corp.,
60,681	0.601%, 03/10/16 (e)	60,672
34,000	0.611%, 05/09/16 (e)	33,960
260,000	National Australia Bank Ltd., 0.430%, 03/07/16 (e)	259,981
	Natixis,
171,000	0.300%, 03/01/16	171,000
507,962	0.705%, 05/02/16	507,346
84,000	0.712%, 05/31/16	83,849
	Nederlandse Waterschapsbank N.V.,
150,000	0.591%, 04/20/16 (e)	149,877
224,000	0.601%, 05/04/16 (e)	223,761
115,000	0.616%, 06/14/16 (e)	114,794
	Nieuw Amsterdam Receivables Corp.,
107,000	0.451%, 03/14/16 (e)	106,983
95,000	0.500%, 03/04/16 (e)	94,996
20,000	0.601%, 04/14/16 (e)	19,985
75,000	0.601%, 05/10/16 (e)	74,913
65,100	0.631%, 04/04/16 (e)	65,061
	NRW Bank,
182,530	0.380%, 03/02/16 (e)	182,528
554,300	0.581%, 04/13/16 (e)	553,916
11,001	Old Line Funding LLC, 0.270%, 03/01/16 (e)	11,001
	Ontario Teachers’ Finance Trust,
125,000	0.752%, 06/24/16 (e)	124,701
15,000	0.752%, 06/29/16 (e)	14,962
	Regency Markets No. 1 LLC,
50,000	0.430%, 03/14/16 (e)	49,992
102,500	0.430%, 03/21/16 (e)	102,476
552,000	Societe Generale S.A., 0.596%, 04/05/16 (e)	551,681
100,000	Sumitomo Mitsui Banking Corp., 0.621%, 05/03/16 (e)	99,892
164,000	Sumitomo Mitsui Trust Bank Ltd., 0.521%, 03/03/16 (e)	163,995
	Suncorp-Metway Ltd.,
150,000	0.451%, 03/01/16 (e)	150,000
29,000	0.461%, 03/03/16 (e)	28,999
218,000	Svenska Handelsbanken AB, 0.501%, 03/10/16 (e)	217,973
146,650	Swedbank AB, 0.641%, 05/06/16	146,478
	Thunder Bay Funding LLC,
80,000	0.571%, 03/14/16 (e)	79,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

218,000	0.702%, 04/06/16 (e)	217,847
50,000	VAR, 0.677%, 03/03/16 (e)	50,000
296,950	Total Capital Canada Ltd., 0.581%, 04/14/16 (e)	296,740
	Versailles Commercial Paper LLC,
75,000	0.430%, 03/02/16 (e)	74,999
150,000	0.651%, 05/12/16 (e)	149,805
	Victory Receivables Corp.,
12,966	0.350%, 03/01/16 (e)	12,966
100,000	0.621%, 04/04/16 (e)	99,942
125,000	0.631%, 04/06/16 (e)	124,921
105,000	0.631%, 04/07/16 (e)	104,932
	Westpac Banking Corp.,
100,000	VAR, 0.542%, 03/07/16 (e)	99,999
100,000	VAR, 0.546%, 03/01/16 (e)	100,000
133,000	VAR, 0.547%, 03/20/16 (e)	133,000
250,000	VAR, 0.547%, 03/20/16 (e)	250,000
133,000	VAR, 0.547%, 03/20/16 (e)	133,000
150,000	VAR, 0.549%, 03/10/16 (e)	150,000
200,000	VAR, 0.551%, 03/23/16 (e)	200,000
150,000	VAR, 0.551%, 03/23/16 (e)	150,000
100,000	VAR, 0.552%, 03/27/16 (e)	100,000
250,000	VAR, 0.559%, 03/10/16 (e)	249,999

	Total Commercial Paper (Cost $22,805,008)	22,805,008

Corporate Notes — 2.6%
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
	Wal-Mart Stores, Inc.
66,960	0.600%, 04/11/16	66,979
38,135	2.800%, 04/15/16	38,249

		105,228

	Financials — 2.5%
	Banks — 1.9%
790,000	Royal Bank of Canada, VAR, 0.737%, 03/18/16 (e)	790,000
434,000	Svenska Handelsbanken AB, VAR, 0.668%, 03/14/16 (e)	434,000
785,000	Wells Fargo Bank N.A., VAR, 0.632%, 03/17/16	785,000

		2,009,000

	Capital Markets — 0.6%
675,000	ING Bank N.V., VAR, 0.677%, 03/31/16 (e)	675,000

	Total Financials	2,684,000

	Total Corporate Notes (Cost $2,789,228)	2,789,228

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 6.1%
293,209	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.331%, dated 02/29/16, due 03/01/16, repurchase price $293,212. [1]	293,209
150,000	BNP Paribas Securities Corp., 0.300%, dated 02/29/16, due 03/01/16, repurchase price $150,001, collateralized by U.S. Treasury Securities, 1.375% - 2.375%, due 01/15/17 - 08/15/24, with a value of $153,000.	150,000
225,000

BNP Paribas Securities Corp., 0.880%, dated 02/29/16, due 03/14/16, repurchase price $225,077, collateralized by Asset-Backed Securities, 0.000% - 5.622%, due 04/15/25 - 07/01/39, Collateralized Mortgage Obligations, 0.000% - 3.892%, due 11/25/25 - 05/25/47, Corporate Bonds, 2.762% - 9.875%, due 03/15/16 - 11/01/35, Federal National Mortgage Association, 6.500%, due 02/25/44, Federal National Mortgage Association Connecticut Avenue Securities, 1.636% - 7.380%, due 10/25/23 - 08/25/28, Municipal Debt Securities, 1.669%, due 04/25/22 and Sovereign Government Securities, 4.875% - 8.875%, due 10/14/19 - 01/22/21, with a value of $242,982.

		225,000
175,000	Citigroup Global Markets, Inc., 0.780%, dated 02/29/16, due 03/21/16, repurchase price $175,080, collateralized by Corporate Bonds, 0.000% - 12.750%, due 04/01/16 - 10/18/43, Corporate Notes, 0.000% - 8.950%, due 04/04/17 - 01/01/99 and Sovereign Government Securities, 2.500% - 9.375%, due 01/15/19 - 01/27/45, with a value of $187,911.	175,000
175,000	Citigroup Global Markets, Inc., 0.880%, dated 02/29/16, due 03/21/16, repurchase price $175,090, collateralized by Asset-Backed Securities, 1.032% - 5.750%, due 05/25/34 - 11/25/51 and Collateralized Mortgage Obligations, 0.000% - 6.143%, due 10/15/20 - 06/12/50, with a value of $188,455.	175,000
1,400,000	Credit Suisse First Boston USA, Inc., 1.175%, dated 02/29/16, due 03/18/16, repurchase price $1,400,823, collateralized by Collateralized Mortgage Obligations, 0.000% - 16.629%, due 12/27/18 - 05/10/63, with a value of $1,512,004.	1,400,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,122,000	Credit Suisse First Boston USA, Inc., 1.171%, dated 02/29/16, due 05/06/16, repurchase price $1,124,445, collateralized by Collateralized Mortgage Obligations, 0.000% - 52.035%, due 03/25/18 - 11/25/57 and Commercial Paper, 0.000%, due 03/01/16 - 05/10/16, with a value of $1,207,785.	1,122,000
50,000	HSBC Securities USA, Inc., 0.380%, dated 02/29/16, due 03/01/16, repurchase price $50,001, collateralized by Corporate Bonds, 2.393% - 7.500%, due 01/15/19 - 12/29/49, with a value of $53,353.	50,000
230,000	HSBC Securities USA, Inc., 0.380%, dated 02/29/16, due 03/01/16, repurchase price $230,002, collateralized by Corporate Bonds, 1.125% - 9.125%, due 01/27/17 - 04/14/46 and Corporate Notes, 1.500% - 4.900%, due 03/13/18 - 11/17/45, with a value of $241,692.	230,000
545,000	Merrill Lynch PFS, Inc., 0.780%, dated 02/29/16, due 03/01/16, repurchase price $545,012, collateralized by Asset-Backed Securities, 0.000% - 1.137%, due 10/02/39 - 05/25/55, Collateralized Mortgage Obligations, 0.000%, due 06/15/28, Corporate Bonds, 0.000% - 9.250%, due 02/19/18 - 04/15/22 and Municipal Debt Securities, 4.150% - 10.000%, due 08/01/17 - 06/01/47, with a value of $584,883.	545,000
475,000	Merrill Lynch PFS, Inc., 0.960%, dated 02/29/16, due 04/04/16, repurchase price $475,443, collateralized by Asset-Backed Securities, 0.000% - 5.872%, due 12/19/16 - 12/06/50 and Collateralized Mortgage Obligations, 0.000% - 36.385%, due 02/16/27 - 08/25/55, with a value of $513,000.	475,000
625,000	Merrill Lynch PFS, Inc., 0.960%, dated 02/29/16, due 04/04/16, repurchase price $625,583, collateralized by Asset-Backed Securities, 0.000% - 12.443%, due 04/30/16 - 01/01/99, Collateralized Mortgage Obligations, 0.000% - 46.459%, due 08/25/16 - 03/25/58, Corporate Bonds, 0.000% - 12.500%, due 03/15/16 - 12/31/99 and Corporate Notes, 0.000% - 8.875%, due 04/05/16 - 01/01/49, with a value of $675,000.	625,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
450,000	Merrill Lynch PFS, Inc., 0.960%, dated 02/29/16, due 04/04/16, repurchase price $450,420, collateralized by Asset-Backed Securities, 0.000% - 7.500%, due 09/12/16 - 11/19/52 and Collateralized Mortgage Obligations, 0.000% - 6.714%, due 03/15/28 - 08/25/55, with a value of $486,000.	450,000
200,000	Royal Bank of Canada, 0.400%, dated 02/29/16, due 03/07/16, repurchase price $200,016, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 4.500%, due 12/01/35 - 02/01/46, Federal National Mortgage Association, 2.500% - 4.500%, due 05/01/26 - 02/01/46 and Government National Mortgage Association, 3.000% - 4.000%, due 07/20/44 - 09/20/63, with a value of $204,022.	200,000
250,000	Wells Fargo Securities, LLC, 0.380%, dated 02/29/16, due 03/01/16, repurchase price $250,003, collateralized by Collateralized Mortgage Obligations, 0.000% - 5.889%, due 11/06/17 - 09/17/58, with a value of $270,003.	250,000
100,000	Wells Fargo Securities, LLC, 0.500%, dated 02/29/16, due 03/03/16, repurchase price $100,004, collateralized by Certificates of Deposit, 0.000% - 2.100%, due 05/26/16 - 02/03/23 and Commercial Paper, 0.000%, due 03/01/16 - 10/28/16, with a value of $105,010.	100,000

	Total Repurchase Agreements (Cost $6,465,209)	6,465,209

Time Deposits — 25.3%
2,650,000	Australia & New Zealand Banking Group Ltd., 0.360%, 03/01/16	2,650,000
	Bank of Montreal,
489,530	0.370%, 03/02/16	489,530
300,000	0.370%, 03/04/16	300,000
	Bank of New York Mellon Corp.,
500,000	0.260%, 03/01/16	500,000
1,895,846	0.270%, 03/01/16	1,895,846
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
544,252	0.300%, 03/01/16	544,252
299,530	0.370%, 03/01/16	299,530
819,134	BNP Paribas, 0.370%, 03/01/16	819,134
200,000	Canadian Imperial Bank of Commerce, 0.190%, 03/01/16	200,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	China Construction Bank Corp., 0.400%, 03/01/16	500,000
200,000	Citibank N.A., 0.370%, 03/02/16	200,000
	Credit Agricole Corporate and Investment Bank,
250,000	0.300%, 03/01/16	250,000
300,000	0.300%, 03/01/16	300,000
350,000	0.300%, 03/01/16	350,000
563,773	0.300%, 03/01/16	563,773
450,000	Credit Industriel et Commercial, 0.300%, 03/01/16	450,000
3,000,000	DNB Bank ASA, 0.290%, 03/01/16	3,000,000
2,065,000	KBC Bank N.V., 0.310%, 03/01/16	2,065,000
	Natixis S.A.,
360,000	0.300%, 03/01/16	360,000
483,973	0.300%, 03/01/16	483,973
1,149,530	0.380%, 03/01/16	1,149,530
300,000	Nordea Bank Finland plc, 0.190%, 03/01/16	300,000
1,000,000	Rabobank Nederland N.V., 0.370%, 03/01/16	1,000,000
	Skandinaviska Enskilda Banken AB,
600,000	0.290%, 03/01/16	600,000
700,000	0.290%, 03/01/16	700,000
858,242	0.290%, 03/01/16	858,242
946,276	0.290%, 03/01/16	946,276
450,000	Standard Chartered plc, 0.390%, 03/04/16	450,000
1,685,530	Svenska Handelsbanken AB, 0.370%, 03/02/16	1,685,530
3,000,000	Swedbank AB, 0.290%, 03/01/16	3,000,000

	Total Time Deposits (Cost $26,910,616)	26,910,616

U.S. Government Agency Security — 0.0% (g)
10,328	Federal Home Loan Mortgage Corp., 0.200%, 03/01/16 (Cost $10,328)	10,328

U.S. Treasury Obligations — 2.1%
	U.S. Treasury Notes — 2.1%
345,000	0.375%, 03/15/16	345,012
347,000	0.375%, 05/31/16	347,052
550,000	1.750%, 05/31/16	551,965
35,000	2.250%, 03/31/16	35,056
650,000	2.375%, 03/31/16	651,102
240,000	3.250%, 05/31/16	241,693

	Total U.S. Treasury Obligations (Cost $2,171,880)	2,171,880

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 0.1%
	New Jersey — 0.1%
67,915	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.380%, 03/07/16 (e)	67,915
26,700	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.380%, 03/07/16 (e)	26,700

	Total Weekly Demand Notes (Cost $94,615)	94,615

	Total Investments — 99.7% (Cost $106,103,073)*	106,103,073
	Other Assets in Excess of Liabilities — 0.3%	351,774

	NET ASSETS — 100.0%	$106,454,847

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 31.0%
57,000	ABN AMRO Bank N.V., 0.630%, 04/08/16	56,962
15,000	Australia & New Zealand Banking Group Ltd., 0.620%, 05/27/16	15,000
35,000	Bank of China Ltd., 0.740%, 04/08/16	34,973
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
25,000	0.610%, 05/11/16	25,000
25,000	0.620%, 04/26/16	25,000
33,000	0.700%, 05/25/16	33,000
26,000	0.730%, 06/08/16	26,000
	Banque Federative du Credit Mutuel S.A.,
55,000	0.640%, 04/07/16	55,000
20,000	0.700%, 06/01/16	20,000
80,000	0.705%, 05/03/16	79,901
30,000	BNP Paribas, 0.610%, 04/13/16	29,978
	BNP Paribas S.A.,
60,000	0.610%, 04/07/16	59,962
50,000	0.610%, 04/12/16	49,965
70,000	0.630%, 05/02/16	69,924
30,000	BPCE S.A., 0.650%, 03/17/16	30,000
25,000	Chiba Bank Ltd., 0.640%, 03/14/16	25,000
	China Construction Bank Corp.,
100,000	0.440%, 03/03/16	100,000
20,000	0.680%, 04/20/16	20,000
25,000	Citibank N.A., 0.580%, 04/15/16	25,000
	Credit Agricole Corporate and Investment Bank,
30,000	0.460%, 03/01/16	30,000
47,000	0.630%, 04/06/16	47,000
125,000	0.720%, 06/01/16	125,000
	Credit Industriel et Commercial,
5,000	0.500%, 03/02/16	5,000
65,000	0.690%, 06/01/16	64,885
33,000	0.700%, 05/03/16	32,960
25,000	0.720%, 05/10/16	25,000
55,000	0.720%, 05/13/16	55,000
35,000	0.900%, 07/25/16	35,000
	Danske Bank A/S,
38,000	0.615%, 05/11/16	37,954
70,000	0.630%, 04/08/16	69,954
	DZ Bank AG,
20,000	0.600%, 04/11/16	19,986
17,000	0.600%, 04/26/16	16,984
37,000	0.600%, 04/14/16	37,000
50,000	0.600%, 05/10/16	49,942
15,000	0.610%, 04/06/16	15,000
100,000	0.620%, 04/15/16	99,923

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

22,000	0.620%, 04/19/16	21,981
40,000	0.660%, 03/24/16	40,000
	Industrial & Commercial Bank of China Ltd.,
35,000	0.680%, 04/20/16	35,000
10,000	0.770%, 04/08/16	9,992
65,000	0.800%, 04/07/16	65,000
	ING Bank N.V.,
25,000	0.620%, 04/13/16	25,000
100,000	0.660%, 03/23/16	100,000
80,000	0.700%, 05/23/16	80,000
	KBC Bank N.V.,
100,000	0.380%, 03/01/16	100,000
31,000	0.680%, 05/23/16	30,951
10,000	0.700%, 03/04/16	9,999
40,000	0.700%, 03/17/16	39,988
25,000	0.700%, 04/07/16	24,982
50,000	0.700%, 04/28/16	49,944
50,000	0.700%, 05/06/16	49,936
	Mitsubishi UFJ Trust & Banking Corp.,
25,000	0.680%, 04/12/16	24,980
10,000	0.680%, 04/14/16	9,992
15,000	0.680%, 04/15/16	14,987
34,000	0.680%, 04/28/16	33,963
21,000	0.700%, 04/19/16	21,000
22,000	0.758%, 05/16/16	21,965
	Mizuho Bank Ltd.,
30,000	0.678%, 04/19/16	29,972
26,000	0.680%, 04/26/16	25,973
20,000	0.690%, 04/13/16	19,984
10,000	0.690%, 04/15/16	9,991
83,000	0.699%, 04/22/16	82,916
100,000	0.700%, 04/28/16	99,888
50,000	0.700%, 05/20/16	49,922
60,000	National Australia Bank Ltd., 0.600%, 04/15/16	59,955
75,000	Natixis, VAR, 0.466%, 05/04/16	75,000
	Norinchukin Bank,
15,000	0.600%, 04/15/16	15,000
25,000	0.600%, 04/20/16	25,000
25,000	0.600%, 04/25/16	25,000
30,000	0.600%, 04/27/16	30,000
20,000	0.600%, 05/12/16	20,000
25,000	0.610%, 04/12/16	25,000
10,000	0.625%, 04/15/16	9,992
32,000	0.630%, 04/08/16	32,000
35,000	0.630%, 05/24/16	35,000

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
25,000	Oversea-Chinese Banking Corp. Ltd., 0.600%, 05/27/16	24,964
	Pohjola Bank plc,
25,000	0.640%, 05/20/16	24,965
50,000	0.720%, 03/29/16	49,972
	Rabobank Nederland N.V.,
23,000	0.640%, 05/06/16	22,973
125,000	0.670%, 05/17/16	124,821
25,000	0.670%, 05/20/16	24,963
40,000	0.680%, 05/02/16	39,953
	Standard Chartered plc,
40,000	0.650%, 04/14/16	40,000
35,000	0.650%, 04/22/16	34,967
50,000	0.650%, 04/29/16	49,947
100,000	0.700%, 04/12/16	99,919
	Sumitomo Mitsui Banking Corp.,
18,000	0.650%, 04/19/16	18,000
20,000	0.680%, 04/25/16	20,000
36,000	0.680%, 04/26/16	35,962
38,000	0.700%, 04/19/16	38,000
39,000	0.700%, 04/20/16	39,000
	Sumitomo Mitsui Trust Bank Ltd.,
125,000	0.370%, 03/03/16	125,000
15,000	0.690%, 05/13/16	14,979
75,000	0.700%, 03/21/16	75,000
13,000	0.700%, 04/26/16	12,986
30,000	0.700%, 05/19/16	29,954
12,000	0.710%, 04/07/16	11,991
14,000	0.710%, 04/19/16	13,986
20,000	0.710%, 04/22/16	19,980
65,000	Wells Fargo Bank N.A., 0.630%, 05/02/16	65,000

	Total Certificates of Deposit (Cost $4,084,788)	4,084,788

Commercial Paper — 32.1% (n)
	ABN AMRO Funding USA LLC,
20,000	0.391%, 03/01/16 (e)	20,000
16,000	0.621%, 05/02/16 (e)	15,983
53,000	0.621%, 05/09/16 (e)	52,937
75,000	0.621%, 05/17/16 (e)	74,901
19,750	0.631%, 04/26/16 (e)	19,731
28,000	0.641%, 03/21/16 (e)	27,990
40,000	0.641%, 04/20/16 (e)	39,964
	Agricultural Bank of China Ltd.,
50,000	0.430%, 03/02/16 (e)	49,999
40,000	0.681%, 04/19/16 (e)	39,963

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Antalis S.A.,
10,000	0.601%, 03/10/16 (e)	9,999
22,450	0.661%, 04/11/16 (e)	22,433
	Atlantic Asset Securitization LLC,
6,000	0.601%, 03/07/16 (e)	5,999
15,000	0.601%, 03/09/16 (e)	14,998
61,000	0.603%, 03/10/16 (e)	60,991
10,000	Australia & New Zealand Banking Group Ltd., 0.581%, 03/09/16 (e)	9,999
	Barton Capital S.A.,
85,000	0.611%, 04/28/16 (e)	84,917
80,000	0.621%, 04/25/16 (e)	79,924
15,000	Bedford Row Funding Corp., VAR, 0.568%, 03/16/16 (e)	15,000
	BNP Paribas,
30,000	0.601%, 04/12/16 (e)	29,979
65,000	0.651%, 03/17/16	64,981
11,000	0.672%, 05/13/16	10,985
100,000	BNP Paribas Fortis S.A., 0.380%, 03/02/16	99,999
	Caisse Centrale Desjardins,
37,000	0.571%, 05/02/16 (e)	36,964
5,000	0.601%, 03/08/16 (e)	4,999
	Caisse des Depots et Consignations,
26,000	0.596%, 05/18/16 (e)	25,966
53,500	0.599%, 05/19/16 (e)	53,430
31,000	0.601%, 04/26/16 (e)	30,971
40,000	0.601%, 05/20/16 (e)	39,947
65,000	0.601%, 05/27/16 (e)	64,906
	Cancara Asset Securitisation LLC,
14,000	0.631%, 04/04/16 (e)	13,992
40,000	0.631%, 04/07/16 (e)	39,974
	Cedar Springs Capital Co. LLC,
75,000	0.591%, 03/07/16 (e)	74,992
26,000	0.671%, 05/19/16 (e)	25,962
63,849	China Construction Bank Corp., 0.400%, 03/01/16 (e)	63,849
	Commonwealth Bank of Australia,
25,000	VAR, 0.548%, 03/15/16 (e)	25,000
50,000	VAR, 0.554%, 03/23/16 (e)	50,000
100,000	Concord Minutemen Capital Co. LLC, Series A, 0.621%, 04/26/16 (e)	99,904
65,000	Credit Agricole Corporate and Investment Bank, 0.651%, 05/06/16	64,923
	Credit Suisse AG,
100,000	0.621%, 04/11/16 (e)	99,929
35,000	0.702%, 05/06/16 (e)	34,955
50,000	0.803%, 06/01/16 (e)	49,898

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
55,000	Danske Corp., Series A, 0.611%, 04/01/16 (e)	54,971
5,000	DBS Bank Ltd., 0.601%, 04/12/16 (e)	4,996
100,000	Electricite de France S.A., 0.611%, 04/22/16 (e)	99,912
	Erste Abwicklungsanstalt,
20,000	0.571%, 04/15/16 (e)	19,986
23,000	0.581%, 04/07/16 (e)	22,986
40,000	0.591%, 04/26/16 (e)	39,963
15,000	0.662%, 05/24/16 (e)	14,977
	Gotham Funding Corp.,
50,334	0.480%, 03/28/16 (e)	50,316
30,000	0.621%, 04/06/16 (e)	29,981
35,000	HSBC Bank plc, VAR, 0.588%, 03/09/16 (e)	35,000
20,000	HSBC USA, Inc., 0.581%, 05/10/16 (e)	19,977
	Industrial & Commercial Bank of China Ltd.,
50,000	0.400%, 03/01/16 (e)	50,000
25,000	0.681%, 04/19/16 (e)	24,977
20,000	ING U.S. Funding LLC, 0.671%, 06/10/16	19,962
124,530	Intercontinental Exchange, Inc., 0.430%, 03/02/16 (e)	124,529
	Kells Funding LLC,
50,000	0.581%, 04/14/16 (e)	49,964
25,000	0.601%, 05/02/16 (e)	24,974
25,000	0.601%, 05/03/16 (e)	24,974
95,000	0.611%, 05/26/16 (e)	94,862
25,000	0.611%, 06/01/16 (e)	24,961
	Liberty Street Funding LLC,
35,000	0.601%, 03/07/16 (e)	34,996
44,050	0.601%, 03/08/16 (e)	44,045
	Macquarie Bank Ltd.,
50,000	0.601%, 03/07/16 (e)	49,995
20,000	0.611%, 03/10/16 (e)	19,997
150,000	0.611%, 04/21/16 (e)	149,870
75,000	0.681%, 03/21/16 (e)	74,972
20,000	Matchpoint Finance plc, Series A, 0.621%, 03/10/16 (e)	19,997
25,000	MetLife Short Term Funding LLC, 0.581%, 05/24/16 (e)	24,966
50,000	Mitsubishi UFJ Trust & Banking Corp., 0.701%, 05/03/16 (e)	49,939
10,000	Mont Blanc Capital Corp., 0.601%, 03/10/16 (e)	9,999
	Nationwide Building Society,
75,000	0.470%, 03/16/16 (e)	74,985
83,500	0.470%, 03/17/16 (e)	83,483
75,000	Natixis, 0.681%, 03/21/16	74,972

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nederlandse Waterschapsbank N.V.,
75,000	0.581%, 05/12/16 (e)	74,913
20,000	0.591%, 04/20/16 (e)	19,984
25,000	0.601%, 05/04/16 (e)	24,973
25,000	Nieuw Amsterdam Receivables Corp., 0.601%, 05/10/16 (e)	24,971
60,000	NRW Bank, 0.581%, 04/13/16 (e)	59,958
50,000	Regency Markets No. 1 LLC, 0.430%, 03/14/16 (e)	49,992
50,000	Ridgefield Funding Co. LLC, Series A1, 0.701%, 03/18/16 (e)	49,983
56,000	Societe Generale S.A., 0.596%, 04/05/16 (e)	55,968
50,000	Starbird Funding Corp., 0.661%, 03/21/16 (e)	49,982
100,000	Sumitomo Mitsui Banking Corp., 0.701%, 03/22/16 (e)	99,959
5,000	Svenska Handelsbanken AB, 0.501%, 03/10/16 (e)	4,999
33,000	Total Capital Canada Ltd., 0.581%, 04/14/16 (e)	32,977
50,000	Toyota Credit Canada, Inc., 0.611%, 04/25/16	49,953
75,000	Versailles Commercial Paper LLC, 0.651%, 05/12/16 (e)	74,903
30,000	Victory Receivables Corp., 0.631%, 04/11/16 (e)	29,978
	Westpac Banking Corp.,
77,000	VAR, 0.547%, 03/20/16 (e)	77,000
77,000	VAR, 0.547%, 03/20/16 (e)	77,000
75,000	VAR, 0.549%, 03/10/16 (e)	75,000

	Total Commercial Paper (Cost $4,229,210)	4,229,210

Corporate Notes — 5.3%
	Financials — 5.3%
	Banks — 4.3%
250,000	Australia & New Zealand Banking Group Ltd., VAR, 0.766%, 03/03/16 (e)	250,000
85,000	Royal Bank of Canda, VAR, 0.737%, 03/18/16	85,000
50,000	Svenska Handelsbanken AB, VAR, 0.668%, 03/14/16 (e)	50,000
185,000	Wells Fargo Bank N.A., VAR, 0.632%, 03/17/16	185,000

		570,000

	Capital Markets — 1.0%
125,000	ING Bank N.V., VAR, 0.677%, 03/31/16 (e)	125,000

	Total Corporate Notes (Cost $695,000)	695,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — 4.8%
25,000	Citigroup Global Markets, Inc., 0.780%, dated 02/29/16, due 03/21/16, repurchase price $25,011, collateralized by Corporate Bonds, 11.000%, due 10/01/21 and U.S. Treasury Securities, 0.625%, due 09/30/17, with a value of $26,353.	25,000
25,000	Citigroup Global Markets, Inc., 0.880%, dated 02/29/16, due 03/21/16, repurchase price $25,013, collateralized by Collateralized Mortgage Obligations, 0.000% - 1.727%, due 08/26/37 - 02/25/47, with a value of $27,000.	25,000
130,000	HSBC Securities USA, Inc., 0.530%, dated 02/29/16, due 03/01/16, repurchase price $130,002, collateralized by Corporate Bonds, 2.125% - 11.000%, due 01/15/18 - 10/29/49 and Corporate Notes, 1.700% - 3.875%, due 06/07/16 - 08/01/25, with a value of $136,725.	130,000
150,000	Merrill Lynch PFS, Inc., 0.780%, dated 02/29/16, due 03/01/16, repurchase price $150,003, collateralized by Asset-Backed Securities, 0.872% - 1.319%, due 06/07/40 - 11/19/51, Certificates of Deposit, 0.000%, due 09/23/16, Collateralized Mortgage Obligations, 1.838%, due 08/25/46 and Commercial Paper, 0.000%, due 03/01/16 - 07/01/16, with a value of $159,013.	150,000
175,000	Merrill Lynch PFS, Inc., 0.960%, dated 02/29/16, due 04/04/16, repurchase price $175,163, collateralized by Asset-Backed Securities, 0.000% - 7.710%, due 05/05/36 - 07/25/60 and Collateralized Mortgage Obligations, 0.000% - 6.092%, due 03/15/28 - 11/23/50, with a value of $189,000.	175,000
75,000	Merrill Lynch PFS, Inc., 0.960%, dated 02/29/16, due 04/04/16, repurchase price $75,070, collateralized by Asset-Backed Securities, 0.000% - 1.067%, due 10/11/42 - 09/10/46, Collateralized Mortgage Obligations, 0.000%, due 06/26/23 and Sovereign Government Securities, 0.000% - 13.625%, due 01/23/18 - 01/27/45, with a value of $81,000.	75,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	Royal Bank of Canada, 0.400%, dated 02/29/16, due 03/07/16, repurchase price $50,004, collateralized by Federal Home Loan Mortgage Corporation, 2.814% - 4.000%, due 01/01/34 - 03/01/46, Federal National Mortgage Association, 3.500% - 4.500%, due 11/01/34 - 02/01/46 and Government National Mortgage Association, 3.500% - 5.000%, due 03/15/42 - 09/20/63, with a value of $51,000.	50,000

	Total Repurchase Agreements (Cost $630,000)	630,000

Time Deposits — 22.6%
300,000	Australia & New Zealand Banking Group Ltd., 0.360%, 03/01/16	300,000
150,000	Bank of Montreal, 0.370%, 03/02/16	150,000
38,439	Bank of New York Mellon Corp., 0.270%, 03/01/16	38,439
100,000	China Construction Bank Corp., 0.400%, 03/01/16	100,000
100,000	Citibank N.A., 0.370%, 03/02/16	100,000
305,000	Credit Agricole Corporate and Investment Bank, 0.300%, 03/01/16	305,000
200,000	Credit Industriel et Commercial, 0.300%, 03/01/16	200,000
300,000	KBC Bank N.V., 0.310%, 03/01/16	300,000
	Natixis S.A.,
50,000	0.300%, 03/01/16	50,000
350,000	0.380%, 03/01/16	350,000
350,000	Rabobank Nederland N.V., 0.370%, 03/01/16	350,000
175,000	Skandinaviska Enskilda Banken AB, 0.290%, 03/01/16	175,000
248,530	Standard Chartered plc, 0.390%, 03/01/16	248,530
300,000	Svenska Handelsbanken AB, 0.370%, 03/02/16	300,000

	Total Time Deposits (Cost $2,966,969)	2,966,969

U.S. Treasury Obligations — 4.1%
	U.S. Treasury Notes — 4.1%
288,000	0.375%, 03/15/16	288,010
130,000	1.750%, 05/31/16	130,465
116,000	2.375%, 03/31/16	116,196

	Total U.S. Treasury Obligations (Cost $534,671)	534,671

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 0.1%
	New Jersey — 0.1%
11,985	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.380%, 03/07/16 (e)	11,985
5,000	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.380%, 03/07/16 (e)	5,000

	Total Weekly Demand Notes (Cost $16,985)	16,985

	Total Investments — 100.0% (Cost $13,157,623)*	13,157,623
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,074)

	NET ASSETS — 100.0%	$13,156,549

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

U.S. Government Agency Securities — 58.6%
	Federal Farm Credit Bank — 3.7%
62,000	DN, 0.291%, 03/21/16 (n)	61,990
10,000	DN, 0.391%, 05/20/16 (n)	9,991
15,000	DN, 0.401%, 07/19/16 (n)	14,977
30,000	DN, 0.451%, 06/14/16 (n)	29,961
100,000	DN, 0.481%, 08/08/16 (n)	99,787
100,000	DN, 0.491%, 08/29/16 (n)	99,754
15,000	DN, 0.522%, 08/23/16 (n)	14,962
29,000	DN, 0.542%, 08/30/16 (n)	28,921
25,000	DN, 0.552%, 07/14/16 (n)	24,948
160,000	VAR, 0.396%, 03/30/16	159,999
190,000	VAR, 0.398%, 03/07/16	189,987
265,000	VAR, 0.410%, 03/18/16	264,993
80,000	VAR, 0.416%, 03/01/16	79,988
203,000	VAR, 0.417%, 03/21/16	202,935
125,000	VAR, 0.430%, 03/18/16	125,001
120,000	VAR, 0.430%, 03/19/16	119,971
153,000	VAR, 0.436%, 03/25/16	152,952
64,836	VAR, 0.437%, 03/14/16	64,841
130,000	VAR, 0.439%, 03/29/16	129,986
175,000	VAR, 0.441%, 03/25/16	174,968
50,000	VAR, 0.467%, 03/13/16	50,013
119,100	VAR, 0.477%, 03/13/16	119,156

		2,220,081

	Federal Home Loan Bank — 36.4%
100,000	0.340%, 06/20/16	99,989
184,000	0.360%, 06/21/16	183,987
275,000	0.400%, 06/17/16	275,000
125,000	0.400%, 07/08/16	124,993
70,000	2.000%, 09/09/16	70,534
600,000	DN, 0.180%, 03/16/16 (n)	599,955
809,940	DN, 0.185%, 03/01/16 (n)	809,940
347,000	DN, 0.190%, 03/18/16 (n)	346,969
750,000	DN, 0.193%, 03/07/16 (n)	749,976
865,000	DN, 0.202%, 03/23/16 (n)	864,893
650,000	DN, 0.219%, 03/09/16 (n)	649,968
425,000	DN, 0.230%, 03/28/16 (n)	424,927
250,000	DN, 0.250%, 03/08/16 (n)	249,988
600,000	DN, 0.250%, 03/10/16 (n)	599,962
100,000	DN, 0.281%, 04/28/16 (n)	99,955
263,118	DN, 0.300%, 03/02/16 (n)	263,116
739,671	DN, 0.304%, 04/20/16 (n)	739,359
665,900	DN, 0.319%, 04/22/16 (n)	665,594
90,000	DN, 0.320%, 04/06/16 (n)	89,971
123,500	DN, 0.341%, 04/13/16 (n)	123,450

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
500,000	DN, 0.360%, 03/04/16 (n)	499,985
578,384	DN, 0.375%, 04/15/16 (n)	578,113
543,000	DN, 0.383%, 03/11/16 (n)	542,942
145,700	DN, 0.390%, 05/27/16 (n)	145,563
899,250	DN, 0.398%, 05/25/16 (n)	898,405
712,800	DN, 0.400%, 04/27/16 (n)	712,349
10,000	DN, 0.400%, 06/15/16 (n)	9,988
100,000	DN, 0.401%, 05/13/16 (n)	99,919
350,000	DN, 0.401%, 06/24/16 (n)	349,553
500,000	DN, 0.401%, 06/27/16 (n)	499,344
1,535,000	DN, 0.410%, 05/04/16 (n)	1,533,881
300,000	DN, 0.420%, 03/21/16 (n)	299,930
100,000	DN, 0.446%, 06/20/16 (n)	99,863
146,500	DN, 0.481%, 08/10/16 (n)	146,183
250,000	DN, 0.491%, 04/26/16 (n)	249,809
100,000	DN, 0.496%, 08/26/16 (n)	99,755
500,000	DN, 0.501%, 09/01/16 (n)	498,722
525,000	DN, 0.504%, 07/18/16 (n)	523,981
400,000	DN, 0.511%, 05/23/16 (n)	399,530
175,000	DN, 0.532%, 08/15/16 (n)	174,570
346,000	DN, 0.541%, 06/22/16 (n)	345,413
350,000	DN, 0.550%, 07/05/16 (n)	349,328
250,000	DN, 0.602%, 07/06/16 (n)	249,471
450,000	DN, 0.602%, 07/07/16 (n)	449,040
230,000	DN, 0.602%, 08/01/16 (n)	229,413
5,800	DN, 0.602%, 08/09/16 (n)	5,784
175,000	VAR, 0.427%, 03/21/16	174,987
100,000	VAR, 0.436%, 03/25/16	99,970
930,000	VAR, 0.441%, 03/08/16	929,838
250,000	VAR, 0.502%, 03/13/16	249,984
230,000	VAR, 0.524%, 03/19/16	230,000
500,000	VAR, 0.531%, 03/15/16	500,000
175,000	VAR, 0.558%, 05/12/16	174,992
150,000	VAR, 0.561%, 04/19/16	149,999
250,000	VAR, 0.562%, 05/16/16	250,000
700,000	VAR, 0.593%, 05/22/16	699,946
500,000	VAR, 0.593%, 05/23/16	499,955

		21,983,031

	Federal Home Loan Mortgage Corp. — 9.2%
210,000	DN, 0.280%, 03/14/16 (n)	209,979
475,000	DN, 0.350%, 04/20/16 (n)	474,769
500,000	DN, 0.401%, 07/11/16 (n)	499,267
250,000	DN, 0.411%, 06/07/16 (n)	249,721
490,000	DN, 0.430%, 03/07/16 (n)	489,965

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — continued
	Federal Home Loan Mortgage Corp. — continued
500,000	DN, 0.451%, 07/14/16 (n)	499,156
329,300	DN, 0.456%, 08/12/16 (n)	328,618
500,000	DN, 0.461%, 04/13/16 (n)	499,725
500,000	DN, 0.481%, 04/07/16 (n)	499,753
200,000	DN, 0.489%, 08/19/16 (n)	199,536
500,000	DN, 0.506%, 05/09/16 (n)	499,516
250,000	VAR, 0.407%, 03/15/16	249,989
275,000	VAR, 0.427%, 03/21/16	274,989
575,000	VAR, 0.562%, 03/21/16	574,918

		5,549,901

	Federal National Mortgage Association — 9.3%
35,000	2.250%, 03/15/16	35,026
500,000	DN, 0.380%, 04/06/16 (n)	499,810
750,000	DN, 0.401%, 07/18/16 (n)	748,842
500,000	DN, 0.401%, 07/19/16 (n)	499,222
250,000	DN, 0.401%, 07/25/16 (n)	249,594
250,000	DN, 0.411%, 06/13/16 (n)	249,704
389,375	DN, 0.456%, 08/17/16 (n)	388,543
500,000	DN, 0.486%, 08/18/16 (n)	498,855
12,500	DN, 0.501%, 07/06/16 (n)	12,478
955,000	VAR, 0.438%, 03/08/16	954,853
250,000	VAR, 0.439%, 03/07/16	249,940
980,000	VAR, 0.440%, 03/16/16	979,855
275,000	VAR, 0.449%, 03/26/16	274,975

		5,641,697

	Total U.S. Government Agency Securities (Cost $35,394,710)	35,394,710

U.S. Treasury Obligations — 7.6%
	U.S. Treasury Notes — 7.6%
726,000	0.250%, 05/15/16	725,786
377,000	0.500%, 06/15/16	377,209
650,000	0.500%, 07/31/16	650,107
479,000	1.500%, 07/31/16	481,084
500,000	1.750%, 05/31/16	501,663
250,000	2.750%, 11/30/16	253,931
1,235,000	3.250%, 05/31/16	1,243,720
235,000	3.250%, 06/30/16	237,244
100,000	3.250%, 07/31/16	101,142

	Total U.S. Treasury Obligations (Cost $4,571,886)	4,571,886

Repurchase Agreements — 33.8%
3,231,791	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.331%, dated 02/29/16, due 03/01/16, repurchase price $3,231,821. [1]	3,231,791

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

914,905	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.320%, dated 02/29/16, due 03/01/16, repurchase price $914,913. [2]	914,905
250,000	Bank of America N.A., 0.320%, dated 02/29/16, due 03/01/16, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 3.500%, due 04/01/45 - 07/01/45, with a value of $255,000.	250,000
500,000	Barclays Capital, Inc., 0.330%, dated 02/29/16 , due 03/03/16, repurchase price $500,014, collateralized by Federal Farm Credit Bank, 0.475% - 3.720%, due 07/20/16 - 06/01/35, Federal Home Loan Bank, 0.377% - 4.700%, due 07/22/16 - 07/25/33, Federal Home Loan Mortgage Corporation, 0.000%, due 09/15/23 - 12/17/29, Federal National Mortgage Association, 0.000% - 7.125%, due 04/01/16 - 11/15/30 and Tennessee Valley Authority, 0.000%, due 06/15/35, with a value of $510,000.	500,000
500,000	BNP Paribas Securities Corp., 0.410%, dated 02/29/16, due 05/04/16, repurchase price $500,370, collateralized by Federal Home Loan Mortgage Corporation, 0.543% - 7.500%, due 08/01/18 - 08/15/45, Federal National Mortgage Association, 0.000% - 7.500%, due 10/01/17 - 07/25/54, Government National Mortgage Association, 0.728% - 6.000%, due 05/20/26 - 01/20/65 and U.S. Treasury Securities, 0.000% - 3.125%, due 03/03/16 - 08/15/25, with a value of $512,308.	500,000
250,000	Credit Agricole Corporate and Investment Bank, 0.320%, dated 02/29/16, due 03/01/16, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corporation, 4.000%, due 08/01/45 and Federal National Mortgage Association, 3.500% - 4.500%, due 05/01/42 - 09/01/45, with a value of $255,000.	250,000
500,000	Credit Agricole Corporate and Investment Bank, 0.340%, dated 02/29/16, due 03/02/16, repurchase price $500,009, collateralized by Federal Home Loan Mortgage Corporation, 4.000%, due 10/01/41, Federal National Mortgage Association, 3.000% - 5.000%, due 01/01/31 - 11/01/45 and Government National Mortgage Association, 4.000% - 4.500%, due 10/20/41 - 04/20/45, with a value of $510,000.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
500,000	Credit Suisse First Boston USA, Inc., 0.340%, dated 02/29/16, due 03/16/16, repurchase price $500,076, collateralized by Federal National Mortgage Association, 1.685% - 5.526%, due 02/01/17 - 02/01/46, with a value of $510,003.	500,000
2,000,000	Deutsche Bank Securities Inc., 0.340%, dated 02/29/16, due 03/01/16, repurchase price $2,000,019, collateralized by Federal Home Loan Bank, 0.000% - 1.375%, due 03/24/16 - 02/18/21, Federal Home Loan Mortgage Corporation, 0.000% - 5.500%, due 06/01/32 - 09/15/43, Federal National Mortgage Association, 0.000% - 123.961%, due 05/11/17 - 11/25/52, Government National Mortgage Association, 0.000% - 5.750%, due 06/01/32 - 09/15/42, U.S. Treasury Securities, 0.375% - 2.750%, due 05/31/16 - 09/30/22 and Vendee Mortgage Trust, 5.750%, due 11/15/32, with a value of $2,046,199.	2,000,000
1,000,000	Deutsche Bank Securities Inc., 0.340%, dated 02/29/16, due 03/04/16, repurchase price $1,000,038, collateralized by Federal Home Loan Mortgage Corporation, 0.726% - 6.500%, due 07/15/39 - 10/15/45, Federal National Mortgage Association, 3.000% - 7.366%, due 10/25/33 - 05/25/54 and Government National Mortgage Association, 2.000% - 6.500%, due 11/16/33 - 10/20/45, with a value of $1,030,000.	1,000,000
500,000	Deutsche Bank Securities Inc., 0.350%, dated 02/29/16, due 03/02/16, repurchase price $500,010, collateralized by Federal Home Loan Mortgage Corporation, 0.826% - 6.953%, due 07/15/39 - 02/15/45, Federal National Mortgage Association, 3.000%, due 06/25/35 and Government National Mortgage Association, 4.000% - 6.500%, due 11/16/40 - 10/20/45, with a value of $515,000.	500,000
1,500,000	Deutsche Bank Securities Inc., 0.350%, dated 02/29/16, due 03/03/16, repurchase price $1,500,044, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 115.498%, due 06/15/25 - 11/15/45, Federal National Mortgage Association, 0.000% - 6.500%, due 11/25/32 - 05/25/54 and Government National Mortgage Association, 0.000% - 80.204%, due 08/20/27 - 10/20/62, with a value of $1,544,764.	1,500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

600,000	Federal Reserve Bank of New York, 0.250%, dated 02/29/16, due 03/01/16, repurchase price $600,004, collateralized by U.S. Treasury Securities, 2.000% - 6.625%, due 11/30/20 - 02/15/27, with a value of $600,004.	600,000
750,000	Royal Bank of Canada, 0.340%, dated 02/29/16, due 03/07/16, repurchase price $750,050, collateralized by Federal Home Loan Mortgage Corporation, 2.000% - 8.000%, due 05/01/16 - 09/01/45, Federal National Mortgage Association, 0.786% - 7.000%, due 05/01/16 - 02/01/46 and Government National Mortgage Association, 1.875% - 9.000%, due 11/20/23 - 09/20/63, with a value of $765,170.	750,000
1,000,000	Royal Bank of Canada, 0.400%, dated 02/29/16, due 03/07/16, repurchase price $1,000,078, collateralized by Federal Home Loan Mortgage Corporation, 2.484% - 4.500%, due 02/01/36 - 05/01/42, Federal National Mortgage Association, 0.977% - 4.500%, due 07/01/28 - 02/01/46, Government National Mortgage Association, 3.500% - 4.500%, due 10/20/43 - 01/20/46 and U.S. Treasury Securities, 0.125%, due 04/15/16, with a value of $1,020,018.	1,000,000
1,000,000	Societe Generale S.A., 0.320%, dated 02/29/16, due 03/01/16, repurchase price $1,000,009, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 04/15/16 - 05/15/44, with a value of $1,020,000.	1,000,000
1,000,000	Societe Generale S.A., 0.330%, dated 02/29/16, due 03/04/16, repurchase price $1,000,037, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 04/07/16 - 02/15/45, with a value of $1,020,000.	1,000,000
1,500,000	Societe Generale S.A., 0.340%, dated 02/29/16, due 03/02/16, repurchase price $1,500,028, collateralized by U.S. Treasury Securities, 0.000% - 8.125%, due 04/15/16 - 05/15/45, with a value of $1,530,000.	1,500,000
1,000,000	Societe Generale S.A., 0.340%, dated 02/29/16, due 03/03/16, repurchase price $1,000,028, collateralized by U.S. Treasury Securities, 0.000% - 3.625%, due 05/26/16 - 02/15/45, with a value of $1,020,000.	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Repurchase Agreements — continued
500,000	Wells Fargo Bank N.A., 0.430%, dated 02/29/16, due 05/17/16, repurchase price $500,466, collateralized by Federal Home Loan Mortgage Corporation, 3.500%, due 06/01/45, with a value of $510,431.	500,000
400,000	Wells Fargo Securities, LLC, 0.330%, dated 02/29/16, due 03/01/16, repurchase price $400,004, collateralized by Federal National Mortgage Association, 3.500%, due 02/01/46 - 03/01/46, with a value of $408,026.	400,000
1,000,000	Wells Fargo Securities, LLC, 0.330%, dated 02/29/16, due 03/01/16, repurchase price $1,000,009, collateralized by Federal Home Loan Mortgage Corporation, 3.500%, due 12/01/30 and Federal National Mortgage Association, 3.500%, due 02/01/46 - 03/01/46, with a value of $1,020,009.	1,000,000

	Total Repurchase Agreements (Cost $20,396,696)	20,396,696

	Total Investments — 100.0% (Cost $60,363,292)*	60,363,292
	Other Assets in Excess of Liabilities — 0.0% (g)	6,269

	NET ASSETS — 100.0%	$60,369,561

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 49.4%
	U.S. Treasury Bond — 2.4%
400,000	7.250%, 05/15/16	405,628

	U.S. Treasury Notes — 47.0%
400,000	0.375%, 03/15/16	400,013
182,000	0.375%, 03/31/16	182,020
76,000	0.375%, 04/30/16	76,025
500,000	0.375%, 05/31/16	499,976
257,800	0.500%, 06/15/16	257,894
500,000	0.500%, 07/31/16	500,034
193,000	0.500%, 08/31/16	192,961
75,000	0.500%, 09/30/16	74,994
350,000	0.625%, 07/15/16	350,121
380,000	0.625%, 08/15/16	380,265
67,000	0.875%, 11/30/16	67,118
100,000	1.000%, 08/31/16	100,233
300,000	1.500%, 06/30/16	301,080
500,000	1.750%, 05/31/16	501,685
100,000	2.000%, 04/30/16	100,279
450,000	2.250%, 03/31/16	450,710
200,000	2.375%, 03/31/16	200,322
100,000	3.000%, 08/31/16	101,237
225,000	3.250%, 05/31/16	226,630
300,000	3.250%, 06/30/16	302,604
350,000	3.250%, 07/31/16	354,062
100,000	4.875%, 08/15/16	101,990
225,000	VAR, 0.373%, 03/01/16	224,913
150,000	VAR, 0.389%, 03/01/16	150,001
550,000	VAR, 0.394%, 03/01/16	549,537
363,000	VAR, 0.397%, 03/01/16	362,749
304,000	VAR, 0.404%, 03/01/16	304,058
550,000	VAR, 0.488%, 03/01/16	550,059
150,000	VAR, 0.592%, 03/01/16	150,122

		8,013,692

	Total U.S. Treasury Obligations (Cost $8,419,320)	8,419,320

Repurchase Agreements — 51.6%
750,000	Barclays Capital, Inc., 0.300%, dated 02/29/16, due 03/01/16, repurchase price $750,006, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 05/15/16 - 11/15/45, with a value of $765,000.	750,000
250,000	Barclays Capital, Inc., 0.300%, dated 02/29/16, due 03/01/16, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.000% - 4.250%, due 07/15/17 - 11/15/40, with a value of $255,000.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

500,000	Barclays Capital, Inc., 0.320%, dated 02/29/16, due 03/03/16, repurchase price $500,013, collateralized by U.S. Treasury Securities, 0.000% - 5.500%, due 07/31/16 - 05/15/43, with a value of $510,000.	500,000
1,171,450	BNP Paribas Securities Corp., 0.300%, dated 02/29/16, due 03/01/16, repurchase price $1,171,460, collateralized by U.S. Treasury Securities, 0.000% - 6.250%, due 05/12/16 - 05/15/45, with a value of $1,194,879.	1,171,450
498,527	Deutsche Bank Securities Inc., 0.300%, dated 02/29/16, due 03/01/16, repurchase price $498,531, collateralized by U.S. Treasury Securities, 0.625% - 2.750%, due 08/15/16 - 06/30/18, with a value of $508,498.	498,527
500,000	Deutsche Bank Securities Inc., 0.330%, dated 02/29/16, due 03/03/16, repurchase price $500,014, collateralized by U.S. Treasury Securities, 0.000% - 9.000%, due 03/17/16 - 11/15/45, with a value of $510,000.	500,000
550,000	Federal Reserve Bank of New York, 0.250%, dated 02/29/16, due 03/01/16, repurchase price $550,004, collateralized by U.S. Treasury Securities, 1.625% - 2.000%, due 02/15/22 - 11/15/22, with a value of $550,004.	550,000
250,000	JPMorgan Securities LLC, 0.300%, dated 02/29/16, due 03/01/16, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.750% - 2.750%, due 02/28/18 - 02/15/24, with a value of $255,004.	250,000
154,100	Merrill Lynch PFS, Inc., 0.300%, dated 02/29/16, due 03/01/16, repurchase price $154,101, collateralized by U.S. Treasury Securities, 0.000%, due 05/05/16 - 05/15/18, with a value of $157,182.	154,100
750,000	Royal Bank of Scotland Group plc, 0.290%, dated 02/29/16, due 03/01/16, repurchase price $750,006, collateralized by U.S. Treasury Securities, 0.125% - 3.250%, due 07/31/16 - 01/15/25, with a value of $765,004.	750,000
1,000,000	Societe Generale S.A., 0.330%, dated 02/29/16, due 03/04/16, repurchase price $1,000,037, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 03/31/16 - 05/15/45, with a value of $1,020,000.	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
1,762,652	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.305%, dated 02/29/16, due 03/01/16, repurchase price $1,762,667. [3]	1,762,652
500,000	Wells Fargo Securities, LLC, 0.310%, dated 02/29/16, due 03/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.125% - 4.625%, due 11/15/16 - 11/15/42, with a value of $510,004.	500,000
150,000	Wells Fargo Securities, LLC, 0.390%, dated 02/29/16, due 04/11/16, repurchase price $150,068, collateralized by U.S. Treasury Securities, 1.375% - 1.750%, due 11/30/18 - 02/28/22, with a value of $153,151.	150,000

	Total Repurchase Agreements (Cost $8,786,729)	8,786,729

	Total Investments — 101.0% (Cost $17,206,049)*	17,206,049
	Liabilities in Excess of Other Assets — (1.0)%	(177,532)

	NET ASSETS — 100.0%	$17,028,517

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 86.3%
	Federal Farm Credit Bank — 9.4%
40,000	VAR, 0.396%, 03/30/16	40,000
45,000	VAR, 0.398%, 03/07/16	44,997
22,000	VAR, 0.417%, 03/21/16	21,993
100,000	VAR, 0.420%, 03/01/16	100,000
25,000	VAR, 0.430%, 03/18/16	25,000
22,000	VAR, 0.436%, 03/25/16	21,993
25,000	VAR, 0.464%, 03/28/16	24,994
50,000	VAR, 0.495%, 03/01/16	49,899
25,000	VAR, 0.536%, 03/25/16	25,000
40,000	VAR, 0.576%, 03/12/16	39,992

		393,868

	Federal Home Loan Bank — 76.9%
25,000	0.360%, 06/21/16	24,998
25,000	0.400%, 07/08/16	24,999
115,700	DN, 0.285%, 03/18/16 (n)	115,685
200,000	DN, 0.290%, 03/11/16 (n)	199,984
200,000	DN, 0.300%, 03/21/16 (n)	199,967
124,000	DN, 0.300%, 03/28/16 (n)	123,972
193,948	DN, 0.311%, 03/02/16 (n)	193,946
41,573	DN, 0.325%, 03/23/16 (n)	41,565
100,000	DN, 0.338%, 04/22/16 (n)	99,951
50,000	DN, 0.340%, 03/30/16 (n)	49,986
200,000	DN, 0.340%, 04/05/16 (n)	199,934
90,000	DN, 0.340%, 04/06/16 (n)	89,969
22,550	DN, 0.340%, 04/07/16 (n)	22,542
236,223	DN, 0.352%, 03/17/16 (n)	236,186
80,700	DN, 0.365%, 04/15/16 (n)	80,663
175,000	DN, 0.380%, 03/22/16 (n)	174,961
90,850	DN, 0.380%, 05/20/16 (n)	90,773
200,000	DN, 0.385%, 05/11/16 (n)	199,848
117,000	DN, 0.394%, 03/16/16 (n)	116,981
105,000	DN, 0.398%, 05/25/16 (n)	104,902
100,000	DN, 0.404%, 05/06/16 (n)	99,926

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
155,000	DN, 0.410%, 04/29/16 (n)	154,896
200,000	DN, 0.410%, 05/04/16 (n)	199,854
100,000	DN, 0.511%, 05/23/16 (n)	99,882
25,000	VAR, 0.441%, 03/08/16	24,996
35,000	VAR, 0.447%, 03/21/16	34,962
40,000	VAR, 0.524%, 03/19/16	40,000
50,000	VAR, 0.531%, 03/15/16	50,000
50,000	VAR, 0.575%, 03/03/16	50,000
25,000	VAR, 0.593%, 05/22/16	24,998
35,000	VAR, 0.618%, 05/22/16	35,000

		3,206,326

	Total U.S. Government Agency Securities (Cost $3,600,194)	3,600,194

U.S. Treasury Obligations — 14.8%
	U.S. Treasury Bill — 6.0% (n)
250,000	0.276%, 03/24/16	249,956

	U.S. Treasury Notes — 8.8%
25,000	0.625%, 07/15/16	25,013
25,000	3.250%, 06/30/16	25,231
126,367	VAR, 0.389%, 03/01/16	126,380
115,000	VAR, 0.394%, 03/01/16	114,912
75,000	VAR, 0.404%, 03/01/16	75,023

		366,559

	Total U.S. Treasury Obligations (Cost $616,515)	616,515

	Total Investments — 101.1% (Cost $4,216,709)*	4,216,709
	Liabilities in Excess of Other Assets — (1.1)%	(45,379)

	NET ASSETS — 100.0%	$4,171,330

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.9%
	U.S. Treasury Bills — 55.8% (n)
2,002,195	0.257%, 03/10/16	2,002,066
2,625,000	0.271%, 03/24/16	2,624,546
1,700,000	0.274%, 03/03/16	1,699,974
250,000	0.276%, 05/05/16	249,876
1,200,000	0.303%, 04/28/16	1,199,416
2,625,758	0.311%, 05/26/16	2,623,811
1,140,000	0.315%, 05/12/16	1,139,282
250,000	0.326%, 06/02/16	249,795
646,846	0.422%, 05/19/16	646,411

		12,435,177

	U.S. Treasury Notes — 44.1%
225,000	0.250%, 04/15/16	224,957
590,000	0.375%, 03/31/16	589,997
420,000	0.375%, 04/30/16	420,003
675,000	0.375%, 05/31/16	674,980
500,000	0.500%, 07/31/16	500,098
150,000	1.500%, 06/30/16	150,545
425,000	1.750%, 05/31/16	426,475
320,000	2.000%, 04/30/16	320,858
808,000	2.250%, 03/31/16	809,277
212,000	2.375%, 03/31/16	212,365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Notes — continued
260,000	2.625%, 04/30/16	260,964
400,000	3.250%, 05/31/16	402,732
468,000	3.250%, 06/30/16	472,202
950,000	VAR, 0.373%, 03/01/16	949,794
50,000	VAR, 0.389%, 03/01/16	50,003
500,000	VAR, 0.390%, 03/01/16	500,063
500,000	VAR, 0.394%, 03/01/16	499,627
550,000	VAR, 0.397%, 03/01/16	549,807
1,250,000	VAR, 0.404%, 03/01/16	1,250,056
550,000	VAR, 0.488%, 03/01/16	549,916

		9,814,719

	Total U.S. Treasury Obligations (Cost $22,249,896)	22,249,896

	Total Investments — 99.9% (Cost $22,249,896)*	22,249,896
	Other Assets in Excess of Liabilities — 0.1%	21,046

	NET ASSETS — 100.0%	$22,270,942

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Municipal Bonds — 96.1%
	Alabama — 0.2%
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.020%, 03/07/16	15,000
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.010%, 03/01/16	775
	The Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal U.S.A. LLC Project,
8,335	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	8,335
10,450	Series B, Rev., VRDO, 0.020%, 03/07/16	10,450

		34,560

	Alaska — 1.6%
	Alaska Housing Finance Corp., Governmental Purpose,
49,910	Series A, Rev., VRDO, 0.010%, 03/07/16	49,910
31,985	Series B, Rev., VRDO, 0.010%, 03/07/16	31,985
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.020%, 03/07/16	12,300
	Alaska Housing Finance Corp., Home Mortgage,
50,880	Series A, Rev., VRDO, 0.010%, 03/07/16	50,880
25,930	Series B, Rev., VRDO, 0.010%, 03/07/16	25,930
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
44,020	Series A, Rev., VRDO, 0.010%, 03/01/16	44,020
20,015	Series B, Rev., VRDO, 0.010%, 03/01/16	20,015
13,375	Series C, Rev., VRDO, 0.010%, 03/01/16	13,375
22,995	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 03/01/16	22,995
23,030	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0028, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/01/16 (e)	23,030

		294,440

	Arizona — 0.9%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	42,300
	Arizona Health Facilities Authority, Banner Health,
18,195	Series 2008G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	18,195
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	15,000
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.020%, 03/07/16	15,600

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — continued
14,575	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	14,575
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.050%, 03/07/16	2,000
37,440	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	37,440
22,955	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014-B, Rev., VRDO, 0.010%, 03/01/16	22,955

		168,065

	California — 10.6%
28,780	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.010%, 03/07/16	28,780
23,700	Antelope Valley-East Kern Water Agency, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	23,700
784	Bay Area Toll Authority, California Toll Bridge, Series 2015, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/07/16 (e)	784
1,664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/07/16 (e)	1,664
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	2,400
11,750	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.010%, 03/07/16	11,750
23,800	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	23,800
17,930	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/07/16	17,930
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/07/16	6,100
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.010%, 03/07/16	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
1,220	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/16	1,220
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
16,600	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/01/16	16,600
750	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/01/16	750
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	2,870
13,610	California Municipal Finance Authority, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/01/16	13,610
400	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project, Series A, Rev., VRDO, 0.010%, 03/01/16	400
	California Statewide Communities Development Authority,
30,000	Series 09-D, VRDO, 0.120%, 03/22/16	30,000
10,000	Series 9B-1, VRDO, 0.030%, 03/22/16	10,000
45,000	Series 9B-1, VRDO, 0.240%, 03/04/16	45,000
22,000	Series 9B-2, VRDO, 0.200%, 05/05/16	22,000
35,000	Series 9B-5, VRDO, 0.260%, 06/02/16	35,000
82,650	Series J, Rev., VRDO, 0.010%, 03/07/16	82,650
100	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	100
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.010%, 03/07/16	39,100
88,300	Series B, Rev., VRDO, 0.020%, 03/07/16	88,300
15,600	Series C-1, Rev., VRDO, 0.010%, 03/07/16	15,600
60,835	Series C-2, Rev., VRDO, 0.010%, 03/07/16	60,835
64,840	Series C-3, Rev., VRDO, 0.010%, 03/07/16	64,840
94,280	Series E, Rev., VRDO, 0.020%, 03/07/16	94,280
55,780	Series L, Rev., VRDO, 0.010%, 03/07/16	55,780
133,850	Series M, Rev., VRDO, 0.010%, 03/07/16	133,850
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	3,650

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/16	8,700
1,050	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/01/16	1,050
1,354	City of Irvine, Improvement Bond Act of 1915, District No. 97-17, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/01/16 (e)	1,354
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.010%, 03/07/16	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	59,050
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	900
80,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	81,764
70,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	71,087
35,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	35,196
	Eastern Municipal Water District, Water and Waste Water,
3,200	Series B, VRDO, 0.010%, 03/01/16	3,200
47,260	Series C, Rev., VRDO, 0.010%, 03/07/16	47,260
29,535	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/07/16	29,535
1,500	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	1,500
1,100	Irvine Unified School District, Community Facilities District No. 09-1, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	1,100
28,550	Los Angeles City Department of Water & Power, Power System, Series A, Subseries A-3, Rev., VRDO, 0.010%, 03/01/16	28,550
45,500	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/07/16	45,500
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 03/07/16	10,800

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.010%, 03/07/16	11,820
	Los Angeles Department of Water & Power, Power System,
27,400	Series A, Subseries A-7, Rev., VRDO, 0.010%, 03/01/16	27,400
45,000	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/07/16	45,000
52,900	Series B, Subseries B-7, Rev., VRDO, 0.010%, 03/07/16	52,900
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/07/16	9,200
	Metropolitan Water District of Southern California,
11,500	Series A-1, VRDO, 0.010%, 03/07/16	11,500
26,050	Series A-2, Rev., 0.010%, 03/07/16	26,050
575	Series B-3, Rev., VRDO, 0.010%, 03/01/16	575
55,260	Puttable Floating Option Tax-Exempt Receipts, Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.010%, 03/07/16 (e)	55,260
	Regents of the University of California,
10,000	Series AL-1, Rev., VRDO, 0.010%, 03/07/16	10,000
14,850	Series AL-4, Rev., VRDO, 0.010%, 03/07/16	14,850
17,025	Riverside County Transportation Commission, Sales Tax, Series C, Rev., VRDO, 0.010%, 03/07/16	17,025
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.020%, 03/07/16	5,000
67,635	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	67,635
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16	18,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	4,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
17,000	San Francisco City & County Redevelopment Agency, Airport Commission City, California San Francisco International Airport, Series 36A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	17,000
5,090	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	5,090
	State of California,
15,000	Series A, Subseries A2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	15,000
20,000	Series A-1, LOC: Wells Fargo Bank N.A., 0.040%, 04/19/16	20,000
31,000	Series A-2, LOC: Royal Bank of Canada, 0.050%, 04/21/16	31,000
10,000	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	10,000
2,500	Series B, Subseries B-2, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	2,500
6,140	Series B, Subseries B-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	6,140
	State of California, Kindergarten,
11,700	Series A5, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/01/16	11,700
31,400	Series A6, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/07/16	31,400
34,200	Series A7, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/07/16	34,200
13,900	Series B1, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/01/16	13,900
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	33,000
6,250	Tender Option Bond Trust Receipts, Rev., VRDO, 0.040%, 03/07/16	6,250

		2,005,459

	Colorado — 3.2%
22,210	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	22,210
	City of Colorado Springs, Utilities System Improvement,
10,800	Series A, Rev., VRDO, 0.010%, 03/07/16	10,800
43,565	Series A, Rev., VRDO, 0.010%, 03/07/16	43,565

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — continued
60,590	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.020%, 03/07/16	60,590
105,000	Colorado Educational Loan program, Series 2015A, Rev., TAN, 1.500%, 06/29/16	105,414
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/16	10,300
925	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.020%, 03/07/16	925
11,460	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/16	11,460
	Colorado Housing & Finance Authority, Single Family Mortgage,
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.030%, 03/07/16	50,000
41,480	Series B-3, Class I, Rev., VRDO, LOC: FHLB, 0.030%, 03/07/16	41,480
2,665	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.010%, 03/07/16	2,665
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	15,010
35,075	Moffat County, PCR, Tri-State Generation and Transmission Association, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	35,075
195,000	State of Colorado, General Fund, Series 2015A, Rev., TAN, 1.500%, 06/28/16	195,772

		605,266

	Connecticut — 0.6%
39,200	Capital City EDA, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	39,200
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
35,000	Series C, Subseries C-2, Rev., VRDO, AMT, 0.020%, 03/07/16	35,000
21,935	Series D, Subseries D-3, Rev., VRDO, AMT, 0.020%, 03/07/16	21,935
18,140	Connecticut State Health & Educational Facility Authority, Yale University, Series V-1, Rev., VRDO, 0.010%, 03/01/16	18,140

		114,275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delaware — 0.4%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, BHAC, 0.020%, 03/07/16	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.010%, 03/07/16	8,525
20,465	University of Delaware, Series B, Rev., VRDO, 0.010%, 03/01/16	20,465

		70,945

	District of Columbia — 0.2%
1,730	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 03/07/16	1,730
2,028	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 03/07/16	2,028
12,125	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/07/16	12,125
18,775	Metropolitan Washington Airports Authority, Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/07/16	18,775

		34,658

	Florida — 2.5%
16,575	Austin Trust, Various States, Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/16	16,575
39,400	County of Hillsborough, Capital Improvement Program, Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 04/28/16	39,400
18,765	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.020%, 03/07/16	18,765
1,500	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Rev., FNMA, 0.020%, 03/07/16	1,500
20,000	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/01/16	20,000
18,410	Gainesville Utility Systems, Series A, Rev., VRDO, 0.010%, 03/01/16	18,410

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
44,150	Series I-1, Rev., VRDO, 0.010%, 03/07/16	44,150
15,100	Series I-3, Rev., VRDO, 0.010%, 03/07/16	15,100
18,300	Series I-4, Rev., VRDO, 0.010%, 03/07/16	18,300
	JEA, Electric System,
21,500	Series B-2, Rev., VRDO, 0.010%, 03/07/16	21,500
27,600	Series B-3, Rev., VRDO, 0.010%, 03/07/16	27,600
14,000	Subseries D, Rev., VRDO, 0.010%, 03/01/16	14,000
8,000	JEA, St. Johns River Power Park System, Series ROCS-RR II R-14025, Rev., VAR, LIQ: Citibank N.A., 0.020%, 03/07/16	8,000
44,520	JEA, Water and Sewer System, Series A-1, Rev., VRDO, 0.010%, 03/01/16	44,520
200	JEA, Water and Sewer Systems, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	200
	Orange County Health Facilities Authority, The Nemours Foundation Project,
3,575	Series 2009C-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	3,575
28,820	Series B, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 03/07/16	28,820
22,585	Orange County School Board, Certificates of Participation, Series 2008C, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	22,585
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.010%, 03/07/16 (e)	22,285
68,800	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	68,800
675	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.020%, 03/01/16 (e)	675
14,900	Tender Option Bond Trust Receipts, Series 2015-XF0251, Rev., VRDO, 0.030%, 03/07/16	14,900

		469,660

	Georgia — 1.9%
47,400	Burke County Development Authorities, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series 2010A, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	47,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — continued
7,460	DeKalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/16	7,460
9,945	DeKalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/16	9,945
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	10,735
111,765	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.020%, 03/07/16	111,765
59,610	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	59,610
2,770	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 03/07/16	2,770
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VAR, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.010%, 03/07/16	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 — Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	400
	Private Colleges & Universities Authority, Emory University,
46,725	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/07/16	46,725
500	Series B-1, Rev., VRDO, 0.010%, 03/07/16	500
43,295	Series C-1, Rev., VRDO, 0.010%, 03/07/16	43,295
22,000	Series C-5, Rev., VRDO, 0.010%, 03/07/16	22,000

		368,545

	Idaho — 1.0%
9,600	Coeur d’Alene Tribe, GO, VRDO, LOC: Bank of America N.A., 0.040%, 03/07/16	9,600
7,370	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.010%, 03/07/16	7,370
180,000	State of Idaho, GO, TAN, 2.000%, 06/30/16	181,014

		197,984

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — 4.6%
57,995	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.050%, 03/07/16	57,995
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.010%, 03/07/16	140,600
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/07/16	4,300
16,735	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	16,735
10,400	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	10,400
1,140	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.150%, 03/07/16	1,140
5,065	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	5,065
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FNMA, LIQ: FHLMC, 0.040%, 03/07/16	10,000
13,000	Illinois Development Finance Authority, Village of Oak Park Residence Corporation Project, Series 2001, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/07/16	13,000
6,200	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/07/16	6,200
49,230	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.010%, 03/07/16	49,230
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	12,790
65,865	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	65,865
21,250	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.010%, 03/07/16	21,250
37,040	Illinois Finance Authority, LOC: PNC Bank N.A., 0.020%, 03/01/16	37,040
	Illinois Finance Authority, Northwestern Memorial Hospital,
39,530	Series A-2, Rev., VRDO, 0.010%, 03/07/16	39,530
31,735	Series A-4, Rev., VRDO, 0.010%, 03/07/16	31,735

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — continued
13,500	Illinois Finance Authority, Northwestern University, Subseries C, Rev., VRDO, 0.010%, 03/07/16	13,500
	Illinois Finance Authority, University of Chicago,
76,576	Rev., VRDO, 0.010%, 03/07/16	76,576
23,045	Series B, Rev., VRDO, 0.010%, 03/07/16	23,045
39,545	Series C, Rev., VRDO, 0.010%, 03/07/16	39,545
	Illinois Finance Authority, University of Chicago Medical Center,
6,540	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/01/16	6,540
26,580	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	26,580
1,340	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	1,340
25,000	Series D-1, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/01/16	25,000
7,800	Series E-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	7,800
7,000	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.020%, 03/07/16	7,000
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.020%, 03/07/16	30,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 03/07/16	51,900
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.040%, 03/07/16	21,300
10,500	Joliet Regional Port District, Marine Terminal, Exxon Project, Rev., VRDO, 0.010%, 03/01/16	10,500
6,530	Regional Transportation Authority, Series SGC-55, Class A, GO, FGIC, LOC: Societe Generale, 0.020%, 03/07/16	6,530

		870,031

	Indiana — 3.4%
25,425	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/07/16	25,425
	Indiana Finance Authority, Trinity Health,
111,635	Series D-2, VRDO, 0.020%, 03/16/16	111,635
63,140	Series D-2, VRDO, 0.050%, 03/16/16	63,140

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — continued
19,610	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	19,610
	Indiana Health Facility Financing Authority, Ascension Health,
29,400	Series A-2, Rev., VRDO, 0.010%, 03/07/16	29,400
57,810	Series E-6, Rev., VRDO, 0.010%, 03/07/16	57,810
35,275	Indiana State Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.010%, 03/07/16	35,275
13,830	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/01/16	13,830
33,425	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A-2, Rev., VRDO, 0.010%, 03/07/16	33,425
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	36,000
	Indiana State Finance Authority, Parkview Health System,
70,585	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	70,585
88,040	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	88,040
29,390	Indiana State Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	29,390
36,425	RBC Municipal Products, Inc. Trust, Various States, Series E-23, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.020%, 03/07/16	36,425

		649,990

	Iowa — 0.6%
31,485	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	31,485
7,810	Iowa Finance Authority, Midwest Disaster Area, Chrisbro III, Inc. Project, Rev., VRDO, 0.020%, 03/07/16	7,810
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Company Project, Rev., VRDO, 0.010%, 03/07/16	80,800

		120,095

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kansas — 0.4%
30,315	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.020%, 03/07/16	30,315
14,000	Kansas State Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	14,000
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/01/16	19,720
17,050	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	17,050

		81,085

	Kentucky — 0.2%
4,950	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/16	4,950
30,000	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 03/07/16	30,000
8,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/07/16	8,000

		42,950

	Louisiana — 1.0%
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
70,350	Series A, Rev., VRDO, 0.010%, 03/01/16	70,350
72,515	Series B, Rev., VRDO, 0.010%, 03/01/16	72,515
26,370	East Baton Rouge Parish, PCR, Exxon Project, Rev., VRDO, 0.010%, 03/01/16	26,370
14,718	Industrial Development Board of the Parish of East Baton Rouge, Louisiana, Inc., ExxonMobil Project, Gulf Opportunity Zone, Rev., VRDO, 0.010%, 03/01/16	14,718
4,780	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/07/16 (e)	4,780
7,240	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.010%, 03/07/16	7,240

		195,973

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — 1.9%
49,900	County of Baltimore, Consolidated Public Improvement, 0.030%, 04/04/16	49,900
31,500	County of Baltimore, Metropolitan District, Series 2011, 0.020%, 03/02/16	31,500
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, 0.020%, 03/07/16	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
46,690	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.020%, 03/07/16	46,690
58,800	Series J, Rev., VRDO, AMT, 0.030%, 03/07/16	58,800
50,390	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Rev., VRDO, 0.010%, 03/07/16	50,390
6,300	Maryland Health & Higher Educational Facilities Authority, Series B, Rev., VRDO, 0.010%, 03/07/16	6,300
	Maryland Health & Higher Educational Facilities Authority, John Hopkins University,
16,100	Series A, Rev., VRDO, 0.010%, 03/07/16	16,100
36,110	Series B, 0.020%, 03/01/16	36,110
4,454	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/16	4,454
1,200	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/01/16	1,200
30,415	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.010%, 03/07/16	30,415

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — continued
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/07/16	2,000

		367,159

	Massachusetts — 3.1%
	Commonwealth of Massachusetts,
25,000	Series B, GO, RAN, 2.000%, 05/25/16	25,106
145,000	Series C, GO, RAN, 2.000%, 06/22/16	145,813
100,000	Series I, 0.050%, 04/21/16	100,000
20,000	Series I, 0.060%, 04/21/16	20,000
40,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.010%, 03/07/16	40,000
4,565	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.010%, 03/07/16	4,565
500	Massachusetts Development Finance Agency, Partners HealthCare System, Series K, Rev., VRDO, 0.020%, 03/07/16	500
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
18,000	Series H-2, VRDO, 0.050%, 04/04/16	18,000
29,700	Series I-2, Rev., VRDO, 0.010%, 03/07/16	29,700
52,500	Massachusetts School Building Authority, Series A, LOC: Bank of America N.A., 0.070%, 05/16/16	52,500
2,300	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 03/07/16	2,300
	Massachusetts State Health & Educational Facilities Authority, Amherst College,
24,200	Series J-1, Rev., VRDO, 0.010%, 03/07/16	24,200
8,100	Series J-2, Rev., VRDO, 0.010%, 03/01/16	8,100
13,070	Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	13,070
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
24,980	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	24,980
2,500	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	2,500
35,400	Massachusetts State Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.010%, 03/01/16	35,400

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — continued
20,550	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.010%, 03/01/16	20,550
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.010%, 03/07/16	22,000

		589,284

	Michigan — 1.6%
34,140	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.010%, 03/07/16	34,140
12,803	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 03/07/16	12,803
37,265	Michigan State Building Authority, Series 7, LOC: State Street Bank & Trust, 0.080%, 05/19/16	37,265
17,200	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.030%, 03/01/16	17,200
	Michigan State Housing Finance Authority,
14,975	Series 2008 C, VRDO, 0.050%, 03/22/16	14,975
9,900	Series 2008 C, VRDO, 0.050%, 03/22/16	9,900
11,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 03/07/16	11,580
	Regent of the University of Michigan,
53,485	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	53,485
15,215	Series B, Rev., VRDO, 0.010%, 03/01/16	15,215
	University of Michigan,
70,625	Series B, Rev., VRDO, 0.010%, 03/07/16	70,625
20,000	Series B, 0.040%, 04/01/16	20,000

		297,188

	Minnesota — 3.4%
47,050	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.010%, 03/07/16	47,050
	City of Rochester, Minnesota Health Care Facilities,
10,000	Series 00-A, VRDO, 0.030%, 03/02/16	10,000
119,400	Series 2000 B, VRDO, 0.030%, 03/07/16	119,400
15,000	City of Rochester, Minnesota Health Care Facilities, Mayo Foundation, Rev., 0.010%, 03/07/16	15,000
7,000	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.020%, 03/07/16	7,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — continued
	Eclipse Funding Trust, Solar Eclipse, Various States,
9,490	Series 2006-0074, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/07/16	9,490
10,415	Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/07/16	10,415
30,345	Series 2007-0003, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/07/16	30,345
19,970	Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/07/16	19,970
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/07/16	30,515
38,300	Series 2007-0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/01/16	38,300
20,495	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/07/16	20,495
19,285	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/01/16	19,285
11,715	Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., 0.020%, 03/07/16	11,715
17,335	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 03/07/16	17,335
8,500	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/16	8,500
37,570	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	37,570
43,700	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,, Rev., VRDO, 0.010%, 03/07/16	43,700
	Minnesota Housing Finance Agency, Residential Housing Finance,
4,865	Series B, Rev., VRDO, AMT, 0.030%, 03/07/16	4,865
20,000	Series C, Rev., VRDO, AMT, FHLB, 0.030%, 03/07/16	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — continued
7,640	Series J, Rev., VRDO, AMT, 0.030%, 03/07/16	7,640
12,580	Series S, Rev., VRDO, AMT, 0.050%, 03/07/16	12,580
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
62,050	Series A, Rev., VRDO, 0.010%, 03/07/16	62,050
41,400	Series C, Rev., VRDO, 0.010%, 03/07/16	41,400

		644,620

	Mississippi — 3.9%
18,500	County of Jackson, Port Facility, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/01/16	18,500
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
27,820	Series A, Rev., VRDO, 0.010%, 03/01/16	27,820
28,910	Series A, Rev., VRDO, 0.010%, 03/01/16	28,910
30,400	Series A, Rev., VRDO, 0.010%, 03/07/16	30,400
18,700	Series B, Rev., VRDO, 0.010%, 03/01/16	18,700
14,275	Series B, Rev., VRDO, 0.010%, 03/01/16	14,275
15,320	Series B, Rev., VRDO, 0.010%, 03/01/16	15,320
19,000	Series B, Rev., VRDO, 0.010%, 03/07/16	19,000
16,995	Series C, Rev., VRDO, 0.010%, 03/01/16	16,995
29,300	Series C, Rev., VRDO, 0.010%, 03/01/16	29,300
30,985	Series C, Rev., VRDO, 0.010%, 03/01/16	30,985
25,000	Series C, Rev., VRDO, 0.010%, 03/07/16	25,000
14,000	Series D, Rev., VRDO, 0.010%, 03/01/16	14,000
33,920	Series D, Rev., VRDO, 0.010%, 03/01/16	33,920
40,000	Series D, Rev., VRDO, 0.010%, 03/07/16	40,000
27,860	Series E, Rev., VRDO, 0.010%, 03/01/16	27,860
30,000	Series E, Rev., VRDO, 0.010%, 03/07/16	30,000
10,200	Series E, Rev., VRDO, 0.010%, 03/01/16	10,200
9,600	Series E, Rev., VRDO, 0.010%, 03/01/16	9,600
16,995	Series F, Rev., VRDO, 0.010%, 03/01/16	16,995
32,875	Series F, Rev., VRDO, 0.010%, 03/07/16	32,875
62,930	Series G, Rev., VRDO, 0.010%, 03/01/16	62,930
11,080	Series G, Rev., VRDO, 0.010%, 03/01/16	11,080
28,900	Series G, Rev., VRDO, 0.010%, 03/01/16	28,900
15,350	Series H, Rev., VRDO, 0.010%, 03/01/16	15,350
22,010	Series I, Rev., VRDO, 0.010%, 03/01/16	22,010
44,650	Series J, Rev., VRDO, 0.010%, 03/01/16	44,650
46,995	Series L, Rev., VRDO, 0.010%, 03/01/16	46,995
11,345	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.030%, 03/07/16	11,345

		733,915

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Missouri — 1.9%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	59,075
20,000	Curators of University of Missouri, Series A, 0.030%, 04/05/16	20,000
725	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 03/07/16	725
32,700	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.010%, 03/01/16	32,700
25,000	Missouri State Health & Educational Facilities Authority, Series D, VRDO, 0.030%, 04/07/16	25,000
70,200	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.010%, 03/07/16	70,200
16,300	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series C, Rev., VRDO, 0.010%, 03/01/16	16,300
48,725	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.010%, 03/07/16	48,725
2,120	Missouri State Health & Educational Facilities Authority, Saint Louis University, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	2,120
50,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.010%, 03/07/16	50,000
7,275	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	7,275
	Missouri State Health & Educational Facilities Authority, Washington University,
5,210	Series B, Rev., VRDO, 0.010%, 03/01/16	5,210
4,500	Series C, Rev., VRDO, 0.010%, 03/01/16	4,500
300	Series D, Rev., VRDO, 0.010%, 03/01/16	300
20,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, Series 14-B, VRDO, 0.030%, 04/04/16	20,000

		362,130

	Nebraska — 0.3%
30,610	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	30,610

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nebraska — continued
23,380	County of Lancaster, Hospital Authority, No. 1, BryanLGH Medical Center, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	23,380

		53,990

	Nevada — 2.8%
29,875	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 03/07/16	29,875
39,150	Clark County, Nevada Airport System, Sub Lien, Series D-3, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	39,150
69,850	Clark County, Nevada Las Vegas-McCarran International Airport, Passenger Facility Charge, Series F-2, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/07/16	69,850
28,735	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.020%, 03/07/16	28,735
	County of Clark, Airport System Subordinate Lien,
58,920	Series D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	58,920
93,100	Series D-2A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	93,100
150,000	Las Vegas Valley Water District, Series 04-B, 0.040%, 03/02/16	150,000
	Nevada Housing Division, Multi-Unit Housing,
8,650	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	8,650
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.160%, 03/07/16	10,900
2,850	Series M, Rev., VAR, LOC: U.S. Bank N.A., 0.050%, 03/07/16	2,850
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	12,710

		526,020

	New Hampshire — 0.2%
10,765	New Hampshire Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Banknorth N.A., 0.050%, 03/07/16	10,765

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Hampshire — continued
14,965	New Hampshire Health & Educational Facilities Authority, University System, Series B, Rev., VRDO, 0.010%, 03/01/16	14,965
11,920	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo & Co., 0.060%, 03/07/16	11,920

		37,650

	New Jersey — 0.2%
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
12,865	Series I, Rev., VRDO, AMT, 0.020%, 03/07/16	12,865
17,200	Series R, Rev., VRDO, 0.030%, 03/07/16	17,200

		30,065

	New Mexico — 0.2%
21,485	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 2.000%, 06/15/16	21,595
23,065	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.010%, 03/07/16	23,065

		44,660

	New York — 23.0%
	City of New York, Fiscal Year 1994,
10,000	Series 1994 H, GO, VRDO, AGM, 0.010%, 03/01/16	10,000
1,500	Subseries H-3, GO, VRDO, AGM, 0.010%, 03/01/16	1,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.010%, 03/07/16	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.010%, 03/07/16	11,000
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 03/01/16	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 03/01/16	1,325
	City of New York, Fiscal Year 2006,
6,300	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/01/16	6,300
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	22,770

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
34,100	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	34,100
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	21,700
30,000	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	30,000
34,450	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/01/16	34,450
	City of New York, Fiscal Year 2008,
77,955	Series J, Subseries J-5, GO, VRDO, 0.010%, 03/01/16	77,955
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/01/16	62,040
52,600	Series L, Subseries L-3, GO, VRDO, 0.010%, 03/01/16	52,600
31,025	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	31,025
81,400	Subseries L-5, GO, VRDO, 0.010%, 03/01/16	81,400
	City of New York, Fiscal Year 2012,
21,900	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.010%, 03/01/16	21,900
37,300	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 03/01/16	37,300
10,620	Series D, Subseries D-3A, GO, VRDO, 0.010%, 03/01/16	10,620
2,800	Series D, Subseries D-3B, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 03/01/16	2,800
52,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/07/16	52,600
49,800	Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/07/16	49,800
11,510	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 03/01/16	11,510
18,225	Series I, GO, 5.000%, 08/01/16	18,588
	City of New York, Fiscal Year 2013,
53,180	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 03/01/16	53,180
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	12,750
5,000	Series F, Subseries F-3, GO, VRDO, 0.010%, 03/01/16	5,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
23,400	City of New York, Fiscal Year 2014, Subseries D-4, GO, VRDO, 0.010%, 03/01/16	23,400
3,450	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 03/01/16	3,450
31,635	City of Rochester, Series II, GO, BAN, 1.500%, 08/05/16	31,799
50,325	EAGLE Tax-Exempt Trust, Series 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.030%, 03/07/16	50,325
20,455	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0159, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/07/16	20,455
	Metropolitan Transportation Authority,
12,000	Rev., 0.010%, 03/01/16	12,000
138,600	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/07/16	138,600
6,620	Subseries E-1, Rev., VRDO, 0.010%, 03/01/16	6,620
24,000	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	24,000
18,000	Subseries E-3, Rev., VRDO, LOC: Citibank N.A., 0.010%, 03/07/16	18,000
	Metropolitan Transportation Authority, Dedicated Tax Fund,
45,000	Series 2015A, Subseries 2015A-8, Rev., 0.750%, 06/01/16	45,054
10,410	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 03/01/16	10,410
120,000	Series A, Subseries A-1, Rev., BAN, 0.750%, 06/01/16	120,153
10,000	Metropolitan Transportation Authority, New York, Subseries G-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	10,000
20,000	Metropolitan Transportation Authority, Transportation, Series 2012E, Subseries 2005E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/01/16	20,000
19,350	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 0.020%, 03/07/16	19,350
15,570	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	15,570

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
117,210	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.020%, 03/07/16	117,210
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	8,750
20,000	New York City Housing Development Corp., Multi-Family Housing, First Ave. Development, Rev., FNMA, LOC: FNMA, 0.040%, 03/07/16	20,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	4,760
25,000	New York City Housing Development Corp., Multi-Family Mortgage, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	25,000
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/16	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	13,600
8,230	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/16	8,230
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	44,900
27,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.040%, 03/07/16	27,300
47,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 03/07/16	47,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	2,930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
45,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.050%, 03/01/16	45,000
34,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/01/16	34,000
65,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, 0.010%, 03/01/16	65,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
37,485	Series A, Subseries A-1, Rev., VRDO, 0.010%, 03/01/16	37,485
49,635	Series A, Subseries A-2, Rev., VRDO, 0.010%, 03/01/16	49,635
32,310	Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/01/16	32,310
49,700	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/01/16	49,700
22,800	Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/01/16	22,800
26,050	Series B, Subseries B-4, Rev., VRDO, 0.010%, 03/01/16	26,050
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
5,270	Series B, Subseries AA-1B, Rev., VRDO, 0.010%, 03/01/16	5,270
46,750	Subseries AA-1A, Rev., VRDO, 0.010%, 03/01/16	46,750
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
14,820	Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 03/01/16	14,820
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.010%, 03/01/16	27,185
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
21,050	Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 03/07/16	21,050
52,060	Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 03/01/16	52,060
13,000	Subseries BB-4, Rev., VRDO, 0.010%, 03/07/16	13,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
42,155	Series DD, Subseries DD-1, Rev., VRDO, 0.010%, 03/01/16	42,155
34,770	Series DD, Subseries DD-3A, Rev., VRDO, 0.010%, 03/01/16	34,770
54,500	Series FF, Subseries FF-1, Rev., VRDO, 0.010%, 03/01/16	54,500
4,885	Subseries DD-3B, Rev., VRDO, 0.010%, 03/01/16	4,885
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013,
29,725	Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 03/01/16	29,725
32,000	Series AA, Subseries AA-2, Rev., VRDO, 0.010%, 03/07/16	32,000
16,650	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.010%, 03/01/16	16,650
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
63,520	Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 03/01/16	63,520
21,040	Series BB-4, Rev., VRDO, 0.010%, 03/01/16	21,040
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016,
28,600	Series AA-2, Rev., VRDO, 0.010%, 03/01/16	28,600
6,000	Series AA-2, Rev., VRDO, 0.010%, 03/01/16	6,000
11,055	New York City Transitional Finance Authority, Series 1, Subseries 1D, Rev., VRDO, 0.010%, 03/01/16	11,055
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 03/07/16	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.020%, 03/07/16	36,060

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
345	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2014, Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	345
34,000	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2015, Subseries E-4, Rev., VRDO, 0.010%, 03/01/16	34,000
	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2016,
10,000	Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	10,000
8,000	Subseries A-5, Rev., VRDO, 0.010%, 03/01/16	8,000
51,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.010%, 03/07/16	51,900
42,120	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.010%, 03/01/16	42,120
36,400	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2002, Subseries C-5, Rev., VRDO, 0.010%, 03/01/16	36,400
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
29,050	Series C, Subseries C-4, Rev., VRDO, 0.010%, 03/01/16	29,050
9,175	Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	9,175
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
300	Series A, Subseries A-5, Rev., VRDO, 0.010%, 03/01/16	300
42,200	Series A, Subseries A-6, Rev., VRDO, 0.010%, 03/01/16	42,200
60,865	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.010%, 03/01/16	60,865
96,300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	96,300
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.010%, 03/07/16	2,360

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.010%, 03/01/16	14,865
9,985	Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 03/01/16	9,985
300	New York City, Fiscal Year 2008, Subseries D-3, GO, VRDO, 0.010%, 03/07/16	300
26,650	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/01/16	26,650
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/16 (e)	3,160
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VAR, LIQ: Citibank N.A., 0.020%, 03/07/16 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	45,600
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.010%, 03/07/16	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16	500
62,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 03/07/16	62,490
25,190	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	25,190
19,920	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 03/07/16	19,920
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	2,755

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
55,100	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.020%, 03/07/16	55,100
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	4,100
28,475	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/01/16	28,475
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/07/16	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	10,000
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.040%, 03/07/16	4,200
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	3,200
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/07/16	21,500
	New York State Housing Finance Agency, 605 West 42nd Street,
80,000	Series A, Rev., VRDO, LOC: Bank of China, 0.050%, 03/01/16	80,000
47,280	Series A, Rev., VRDO, LOC: Bank of China, 0.050%, 03/01/16	47,280
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., LOC: Bank of America N.A., 0.010%, 03/07/16	5,500
17,760	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, 0.030%, 03/07/16	17,760
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/07/16	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.040%, 03/07/16	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.030%, 03/07/16	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/07/16	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	27,000
28,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	28,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 03/07/16	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/07/16	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/16	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	2,100
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	2,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	3,400
47,330	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	47,330
	Puttable Floating Option Tax-Exempt Receipts,
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.010%, 03/07/16 (e)	12,665
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.010%, 03/07/16	13,635
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.180%, 03/07/16	17,705
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 03/07/16 (e)	11,250
1,570	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, FHLMC, LIQ: FHLMC, 0.620%, 03/07/16	1,570
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.020%, 03/07/16 (e)	24,990
78,000	Sachem Central School District, Suffolk County, GO, TAN, 2.000%, 06/28/16	78,419
	Triborough Bridge & Tunnel Authority,
40,790	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	40,790
27,135	Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	27,135
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
28,890	Rev., 0.010%, 03/07/16	28,890
15,025	Series B, Subseries B-3, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	15,025
22,295	Watkins Glen Central School District, Chemung and Schuyler Counties, GO, BAN, 2.000%, 08/03/16	22,441

		4,362,229

	North Carolina — 3.2%
26,235	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.020%, 03/07/16	26,235

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — continued
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
1,000	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	1,000
8,505	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	8,505
8,760	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	8,760
43,430	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/07/16	43,430
	City of Charlotte, Charlotte Douglas International Airport,
13,570	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	13,570
7,080	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	7,080
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.020%, 03/07/16	6,820
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.020%, 03/07/16	19,580
5,415	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.010%, 03/07/16	5,415
	City of Raleigh, Downtown Improvement Projects,
32,000	Series A, COP, VRDO, 0.020%, 03/07/16	32,000
43,585	Series B-1, COP, VRDO, 0.020%, 03/07/16	43,585
8,330	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.010%, 03/07/16	8,330
62,860	County of Guilford, Series B, GO, VRDO, 0.020%, 03/07/16	62,860
	County of Wake,
50,000	Series A, GO, VRDO, 0.010%, 03/07/16	50,000
44,000	Series B, GO, VRDO, 0.010%, 03/07/16	44,000
6,650	Series B, GO, VRDO, 0.010%, 03/07/16	6,650
18,910	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	18,910
16,000	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	16,000
21,775	North Carolina Medical Care Commission, Rev., VRDO, 0.010%, 03/07/16	21,775
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.010%, 03/07/16	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
34,235	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.020%, 03/07/16	34,235
17,130	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.020%, 03/07/16	17,130
	University of North Carolina, University Hospital at Chapel Hill,
28,210	Series A, Rev., VRDO, 0.010%, 03/01/16	28,210
14,000	Series A, Rev., VRDO, 0.010%, 03/07/16	14,000
20,435	Series B, Rev., VRDO, 0.010%, 03/07/16	20,435
30,000	Wake County, Public Improvement, Series B, GO, VRDO, 0.010%, 03/07/16	30,000

		613,515

	Ohio — 0.8%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 03/07/16	400
24,700	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	24,700
300	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.010%, 03/07/16	300
	Franklin County, Ohio Health Care Facilities, Ohio Presbyterian Retirement Services,
7,000	Series 2006-A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	7,000
10,540	Series B, Rev., VRDO, 0.020%, 03/07/16	10,540
9,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources Inc. Project, Series 2014A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 03/07/16	9,500
400	Ohio Air Quality Development Authority, Air Quality, Ohio Valley Electric Corp. Project, Series 2009 B, Rev., VRDO, LOC: Bank of Nova Scotia, 0.010%, 03/07/16	400
	Ohio State University, General Receipts,
500	Rev., VRDO, 0.010%, 03/07/16	500
25,000	Rev., VRDO, 0.010%, 03/07/16	25,000
6,000	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 03/01/16	6,000
14,660	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series 2013-B3, Rev., VRDO, LIQ: U.S. Bank N.A., 0.010%, 03/01/16	14,660

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Ohio — continued
	State of Ohio, Infrastructure Improvement,
20,715	Series A, GO, VRDO, 0.010%, 03/07/16	20,715
25,995	Series B, GO, VRDO, 0.010%, 03/07/16	25,995

		145,710

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	10,490

	Oregon — 0.5%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	15,450
48,700	Oregon Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/16	48,700
28,520	Oregon Health and Sciences University, Rev., 0.010%, 03/01/16	28,520
11,190	Umatilla Indian Reservation, Confederated Tribes, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	11,190

		103,860

	Pennsylvania — 2.7%
	Bucks County IDA, Grand View Hospital,
11,275	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	11,275
7,200	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	7,200
20,130	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	20,130
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 03/07/16	23,700
	County of Montour, Geisinger Authority Health System,
43,400	Series A, Rev., VRDO, 0.010%, 03/01/16	43,400
38,000	Series B, Rev., VRDO, 0.010%, 03/01/16	38,000
20,000	Series B, Rev., VRDO, 0.010%, 03/01/16	20,000
10,880	County of Montour, Geisinger Health System, Series A, Rev., VRDO, 0.010%, 03/01/16	10,880
10,000	Delaware County IDA, Airport Facilities, United Parcel Service Project, Series 2015, Rev., VRDO, 0.010%, 03/01/16	10,000
29,290	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	29,290

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — continued
17,155	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	17,155
28,110	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	28,110
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	17,080
25,535	Northeastern Pennsylvania Hospital and Education Authority, The Commonwealth Medical College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	25,535
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	44,500
12,975	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.020%, 03/07/16	12,975
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
29,805	Series 2005-89, Rev., VRDO, AMT, 0.020%, 03/07/16	29,805
29,270	Series 79B, Rev., VRDO, AMT, 0.020%, 03/07/16	29,270
7,135	Series 99C, Rev., VRDO, AMT, 0.020%, 03/07/16	7,135
10,000	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	10,000
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 03/07/16	20,000
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-36, Rev., VRDO, LOC: Royal Bank of Canada, 0.020%, 03/07/16 (e)	20,000
30,000	University of Pittsburgh of the Commonwealth System of Higher Education, PANTHERS, Rev., 2.000%, 08/02/16	30,213

		512,868

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — 0.6%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	13,765
1,720	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 03/07/16	1,720
4,425	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.010%, 03/07/16	4,425
	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue,
48,740	Series 2008A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	48,740
6,650	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	24,600
750	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 03/01/16	750

		107,650

	South Carolina — 0.3%
10,000	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	10,000
6,925	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	6,925
300	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 03/07/16	300
34,585	South Carolina Jobs-Economic Development Authority, Anmed Health Project, Series 2009A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	34,585

		51,810

	Tennessee — 0.9%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.020%, 03/07/16	37,560

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — continued
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.020%, 03/07/16 (p)	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	14,675
27,110	Metropolitan Government of Nashville & Davidson County, Series A-1, 0.020%, 03/02/16	27,110
25,000	Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 03/28/16	25,000
22,860	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/01/16	22,860

		177,205

	Texas — 6.5%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	9,100
45,475	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 0.020%, 03/07/16	45,475
50,000	City of Houston, Rev., TRAN, 2.250%, 06/30/16	50,320
	City of Houston, Combined Utility System, First Lien,
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 03/07/16	10,600
41,700	Series 2004B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	41,700
21,000	Series B-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.010%, 03/07/16	21,000
73,990	City of San Antonio, Texas Water System, Series B, 0.020%, 03/07/16	73,990
65,880	Counties of Travis & Williamson, City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank N.A., 0.020%, 03/07/16	65,880
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	24,225

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.040%, 03/07/16	600
30,000	County of Jefferson, Port of Port Arthur Navigation District, PCR, Texaco, Inc. Project, Rev., VRDO, 0.010%, 03/01/16	30,000
45,755	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 03/07/16	45,755
15,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl L.P. Project, Series 2003, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.060%, 03/07/16	15,000
18,550	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.010%, 03/01/16	18,550
32,935	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series 2013D, Rev., VRDO, 0.010%, 03/07/16	32,935
300	Harris County Industrial Development Corp., Solid Waste Disposal, Exxon Project, Rev., VRDO, 0.010%, 03/01/16	300
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
45,240	Rev., VRDO, 0.010%, 03/01/16	45,240
118,440	Rev., VRDO, 0.010%, 03/01/16	118,440
400	Series A, Rev., VRDO, 0.010%, 03/01/16	400
5,750	Series A-2, Rev., VRDO, 0.010%, 03/01/16	5,750
230	Subseries A-3, Rev., VRDO, 0.010%, 03/01/16	230
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.020%, 03/07/16	20,000
6,750	North Texas Tollway Authority, Rev., VAR, LIQ: Citibank N.A., 0.030%, 03/07/16 (e)	6,750
8,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	8,300
5,560	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.070%, 03/07/16	5,560
14,275	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Rev., LOC: TD Bank N.A., 0.010%, 03/01/16	14,275

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.010%, 03/07/16	55,250
18,500	Series B, Rev., VRDO, 0.010%, 03/07/16	18,500
6,400	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	6,400
9,335	Tender Option Bond Trust Receipts, Rev., VRDO, 0.060%, 03/07/16	9,335
8,650	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	8,650
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 03/07/16	740
58,020	Texas State Multi-Mode-Mobility, Series B, VRDO, 0.020%, 03/07/16	58,020
	University of Texas System,
21,292	Series A, 0.020%, 03/10/16	21,292
25,000	Series A, 0.030%, 03/02/16	25,000
25,000	Series A, 0.030%, 03/08/16	25,000
25,000	Series A, 0.030%, 03/21/16	25,000
15,000	Series A, 0.030%, 03/23/16	15,000
9,000	Series A, 0.030%, 03/24/16	9,000
20,000	Series A, 0.050%, 04/19/16	20,000
25,000	Series A, 0.060%, 03/01/16	25,000
12,500	Series A, 0.070%, 05/25/16	12,500
25,000	Series A, 0.100%, 06/01/16	25,000
25,000	Series A, 0.100%, 06/02/16	25,000
25,000	Series A, 0.140%, 06/01/16	24,996
25,000	Series A, 0.160%, 06/02/16	24,997
25,000	Series A, 0.180%, 06/03/16	24,999
34,450	University of Texas System, Board of Regents, Financing System, Series B, Rev., VRDO, 0.010%, 03/07/16	34,450
11,965	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.010%, 03/07/16	11,965
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/07/16 (e)	9,495

		1,225,964

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — 0.3%
23,700	Central Utah Water Conservancy District, Series A, GO, VRDO, 0.020%, 03/07/16	23,700
1,000	Murray City, Utah, IHC Health Services, Inc., Series D, Rev., VRDO, 0.010%, 03/01/16	1,000
23,700	Utah County, Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.010%, 03/07/16	23,700
	Utah Housing Finance Agency, Single Family Mortgage,
4,795	Series D-1, Rev., VRDO, AMT, 0.020%, 03/07/16	4,795
4,890	Series E-1, Class I, Rev., VRDO, AMT, 0.020%, 03/07/16	4,890
4,220	Series F-2, Class I, Rev., VRDO, 0.050%, 03/07/16	4,220

		62,305

	Vermont — 0.2%
37,600	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	37,600

	Virginia — 2.4%
745	Alexandria City IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 03/07/16	745
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.010%, 03/07/16	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
151,657	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	151,657
14,980	Series M019, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 03/07/16	14,980
19,059	Series M020, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 03/07/16	19,059
12,275	Series M024, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 03/07/16	12,275
21,460	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 03/07/16	21,460
11,645	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 03/07/16	11,645
	Loudoun County IDA, Howard Hughes Medical,
65,000	Series B, Rev., VRDO, 0.020%, 03/07/16	65,000
37,600	Series C, Rev., VRDO, 0.010%, 03/07/16	37,600
16,000	Series D, Rev., VRDO, 0.010%, 03/07/16	16,000
9,900	Series E, Rev., VRDO, 0.010%, 03/07/16	9,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Virginia — continued
7,170	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 0.020%, 03/07/16	7,170
18,805	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.020%, 03/07/16	18,805
1,100	Peninsula Ports Authority, Dominion Term Association Project, Series D, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	1,100
2,935	Virginia College Building Authority, Educatioal Facilities, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.010%, 03/01/16	2,935
35,265	Virginia College Building Authority, Educatioal Facilities, University of Richmond Project, Rev., VRDO, 0.010%, 03/01/16	35,265
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.010%, 03/07/16	9,400

		457,926

	Washington — 0.9%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.010%, 03/07/16	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Helaba, 0.010%, 03/07/16	22,000
31,545	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	31,545
390	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/16	390
9,750	University of Washington, Series 2015-XF2183, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/07/16 (e)	9,750
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	2,935
1,945	Washington State Housing Finance Commission, Local 82 — JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/01/16	1,945
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 03/07/16	14,660
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 03/07/16	2,545

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — continued
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	13,600
24,600	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	24,600
6,070	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, FHLMC, 0.030%, 03/07/16	6,070
25,215	Washington State Housing Finance Commission, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, 0.010%, 03/07/16	25,215

		172,255

	West Virginia — 0.2%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Company — Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.020%, 03/07/16	44,000

	Wisconsin — 0.4%
	State of Wisconsin,
29,415	Series 13-A, 0.020%, 03/01/16	29,415
730	Series A, GO, 5.000%, 05/01/16	736
19,953	State of Wisconsin, Tax-Exempt, Series 06-A, 0.020%, 03/01/16	19,953
22,150	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Series 09-A, Rev., VRDO, 0.010%, 03/01/16	22,150
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 0.020%, 03/07/16	11,205

		83,459

	Wyoming — 0.3%
	Lincoln County, PCR, Exxonmobile Project,
7,300	Series 2014, Rev., VRDO, 0.010%, 03/01/16	7,300
100	Series B, Rev., VRDO, 0.010%, 03/01/16	100
40,300	Sublette County Pollution Control, Exxonmobil Project, Rev., VRDO, 0.010%, 03/01/16	40,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wyoming — continued
	Uinta County, Pollution Control, Chevron U.S.A., Inc. Project,
1,205	Rev., VRDO, 0.010%, 03/01/16	1,205
400	Rev., VRDO, 0.010%, 03/01/16	400

		49,305

	Total Municipal Bonds (Cost $18,228,813)	18,228,813

SHARES
Variable Rate Demand Preferred Shares — 3.6%
	Nuveen AMT-Free Municipal Income Fund
27,500	Series 2, LIQ: Citibank N.A., 0.090%, 03/07/16 # (e)	27,500
11,000	Series 4, LIQ: Royal Bank of Canada, 0.090%, 03/07/16 # (e)	11,000
14,100	Nuveen California AMT-Free Municipal Income Fund, Series 5, LIQ: Morgan Stanley Bank, 0.160%, 03/07/16 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
59,200	Series 1, LIQ: Morgan Stanley Bank, 0.160%, 03/07/16 # (e)	59,200
8,500	Series 2, LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	8,500
21,000	Series 5, LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	21,000
20,000	Series 6, LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	20,000
249,300	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	249,300
128,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.100%, 03/07/16 # (e)	128,500
25,000	Nuveen New Jersey Dividend Advantage Municipal Fund, Series 2, LIQ: Royal Bank of Canada, 0.090%, 03/07/16 # (e)	25,000
	Nuveen New York AMT-Free Municipal Income Fund, Inc., LIQ: Citibank N.A.,
47,400	Series 2, 0.070%, 03/07/16 # (e)	47,400
8,500	Series 3, 0.070%, 03/07/16 # (e)	8,500
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.100%, 03/07/16 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, Series 2, LIQ: Royal Bank of Canada, 0.110%, 03/07/16 # (e)	17,500

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.100%, 03/07/16 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $691,500)	691,500

	Total Investments — 99.7% (Cost $18,920,313)*	18,920,313
	Other Assets in Excess of Liabilities — 0.3%	48,982

	NET ASSETS — 100.0%	$18,969,295

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 5.9% (n)
	Alabama — 2.0%
	Huntsville Health Care Authority,
25,000	0.060%, 03/02/16	25,000
10,000	0.060%, 03/07/16	10,000
29,000	0.070%, 04/04/16	29,000

		64,000

	California — 1.4%
	California Statewide Communities Development Authority,
20,000	Series 2008-C, Rev., VRDO, 0.230%, 06/06/16	20,000
23,000	Series 2008-C, Rev., VRDO, 0.230%, 06/21/16	23,000

		43,000

	Florida — 0.2%
5,610	County of Hillsborough, Series A, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.110%, 04/07/16	5,610

	Missouri — 0.6%
20,000	Missouri State of Health & Educational Facilities Authority, Series 2014-C, 0.060%, 04/04/16	20,000

	Nebraska — 1.3%
	Lincoln Nebraska Electric System,
20,000	Series 1995, 0.040%, 03/08/16	20,000
22,750	Series 1995, 0.070%, 04/04/16	22,750

		42,750

	Tennessee — 0.4%
12,500	Metropolitan Government of Nashville & Davidson County, Series A-1, 0.080%, 04/07/16	12,500

	Total Commercial Paper (Cost $187,860)	187,860

Daily Demand Notes — 26.1%
	Arizona — 0.3%
11,410	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.010%, 03/01/16	11,410

	California — 0.3%
8,855	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/01/16	8,855

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 0.7%
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP, VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.020%, 03/01/16 (e)	24,275

	Illinois — 0.3%
9,000	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.060%, 03/01/16	9,000

	Iowa — 0.4%
12,350	City of Iowa, Rev., VRDO, 0.030%, 03/01/16	12,350

	Kentucky — 2.6%
14,700	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding, Series C, Rev., VRDO, 0.010%, 03/01/16	14,700
47,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.010%, 03/01/16	47,000
21,400	Louisville Regional Airport Authority Special Facilities, BT-OH LLC Project, Series A, Rev., VRDO, 0.010%, 03/01/16	21,400

		83,100

	Louisiana — 0.2%
7,785	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series B, Rev., VRDO, 0.010%, 03/01/16	7,785

	Massachusetts — 1.8%
49,800	Massachusetts State Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.010%, 03/01/16	49,800
7,000	Massachusetts Water Resources Authority, Multi-Modal, Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/01/16	7,000

		56,800

	Michigan — 1.6%
10,895	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, FHLB, LOC: FHLB, 0.030%, 03/01/16	10,895
39,205	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.030%, 03/01/16	39,205

		50,100

	Mississippi — 2.6%
4,100	County of Jackson, Port Facility, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/01/16	4,100

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Mississippi — continued
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
20,070	Series G, Rev., VRDO, 0.010%, 03/01/16	20,070
7,500	Series G, Rev., VRDO, 0.010%, 03/01/16	7,500
31,640	Series H, Rev., VRDO, 0.010%, 03/01/16	31,640
14,400	Series I, Rev., VRDO, 0.010%, 03/01/16	14,400
5,000	Series L, Rev., VRDO, 0.010%, 03/01/16	5,000

		82,710

	Missouri — 0.3%
4,880	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	4,880
5,800	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.010%, 03/01/16	5,800

		10,680

	New York — 10.8%
16,050	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 03/01/16	16,050
16,650	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, LOC: Citibank N.A., 0.010%, 03/01/16	16,650
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
15,300	Series A, Subseries A-2, Rev., VRDO, 0.010%, 03/01/16	15,300
28,945	Series A-1, Subseries A-1, Rev., VRDO, 0.010%, 03/01/16	28,945
6,365	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 03/01/16	6,365
6,100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 03/01/16	6,100
7,400	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VAR, 0.010%, 03/01/16	7,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
61,500	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.010%, 03/01/16	61,500
2,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	2,500
6,700	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	6,700
16,790	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/01/16	16,790
47,500	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/01/16	47,500
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/01/16	36,900
15,000	New York State Housing Finance Agency, 605 West 42nd Street Housing, Series A, Rev., VRDO, LOC: Bank of China Ltd., 0.050%, 03/01/16	15,000
	New York State Mortgage Agency, Homeowner Mortgage,
27,155	Series 135, Rev., VRDO, AMT, 0.020%, 03/01/16	27,155
34,000	Series 142, Rev., VRDO, AMT, 0.010%, 03/01/16	34,000

		344,855

	Ohio — 0.3%
8,705	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/01/16	8,705

	Oregon — 0.3%
9,500	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/01/16	9,500

	Tennessee — 0.8%
15,970	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/01/16	15,970

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Tennessee — continued
11,385	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/01/16	11,385

		27,355

	Texas — 0.9%
30,375	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series B, Rev., VRDO, 0.010%, 03/01/16	30,375

	Utah — 0.4%
12,000	Murray City, Utah Hospital Revenue, IHC Health Services, Inc., Series D, Rev., VRDO, 0.010%, 03/01/16	12,000

	Washington — 1.0%
22,450	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.010%, 03/01/16	22,450
9,400	Washington State Housing Finance Commission, Tacoma Art Museum Project, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 03/01/16	9,400

		31,850

	Wyoming — 0.5%
15,405	Uinta County, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/01/16	15,405

	Total Daily Demand Notes (Cost $837,110)	837,110

Municipal Bonds — 4.0%
	Massachusetts — 0.2%
6,500	Wachusett Regional School District, Rev., RAN, 2.250%, 05/27/16	6,522

	New Jersey — 0.8%
15,281	County of Burlington, Township of Evesham, Series A, GO, BAN, 2.000%, 05/19/16	15,331
11,500	Township of East Brunswick, Middlesex County, GO, BAN, 2.000%, 07/28/16	11,567

		26,898

	New York — 3.0%
14,071	City of Beacon, Series A, GO, BAN, 2.000%, 05/27/16	14,122
4,700	City of Olean, Cattaraugus County, GO, BAN, 2.000%, 06/16/16	4,718
9,242	City School District of the City of Rome, Oneida County, GO, BAN, 2.000%, 08/05/16	9,293
5,215	County of Broome, Town of Vestal, GO, BAN, 2.000%, 05/13/16	5,231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	County of Clinton,
1,543	Series A, GO, BAN, 2.000%, 06/10/16	1,549
14,884	Series B, GO, BAN, 2.000%, 06/10/16	14,939
6,500	East Quogue Union Free School District, Suffolk County, GO, TAN, 2.000%, 06/24/16	6,526
14,375	Harpursville Central School District, Broome and Chenango Counties, GO, BAN, 2.000%, 07/22/16	14,449
14,180	Mexico Central School District, Oswego County, GO, BAN, 2.000%, 07/15/16	14,249
5,000	Onondaga County, North Syracuse Central School District, GO, RAN, 2.000%, 06/24/16	5,019
6,670	Village of East Aurora, Erie County, GO, BAN, 2.000%, 07/07/16	6,700

		96,795

	Total Municipal Bonds (Cost $130,215)	130,215

Weekly Demand Notes — 56.8%
	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	15,000

	California — 1.5%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.240%, 03/07/16 (e)	17,900
29,320	California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista at Meadow Park Apartments, Series NN-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	29,320

		47,220

	Colorado — 0.6%
20,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.020%, 03/07/16	20,000
410	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.020%, 03/07/16	410

		20,410

	Connecticut — 1.4%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
13,630	Series D, Rev., VRDO, 0.020%, 03/07/16	13,630
30,000	Series D, Subseries D-3, Rev., VRDO, AMT, 0.030%, 03/07/16	30,000

		43,630

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Delaware — 1.0%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.020%, 03/07/16	32,080
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.330%, 03/07/16 (e)	1,255

		33,335

	District of Columbia — 1.3%
	Metropolitan Washington Airports Authority,
7,700	Series C, Subseries C-1, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking, 0.020%, 03/07/16	7,700
33,095	Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	33,095

		40,795

	Florida — 2.3%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 03/07/16	17,800
18,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.020%, 03/07/16	18,000
15,035	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/16	15,035
12,755	Orlando Utilities Commission Utility System, Revenue Refunding, Series B, Rev., VRDO, 0.030%, 03/07/16	12,755
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 03/07/16	11,270

		74,860

	Georgia — 1.0%
28,485	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.020%, 03/07/16	28,485
2,080	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.020%, 03/07/16 (e)	2,080

		30,565

	Idaho — 1.4%
	Idaho Housing & Finance Association, Single Family Mortgage,
8,935	Series A, Class I, Rev., VRDO, 0.030%, 03/07/16	8,935

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Idaho — continued
4,770	Series A, Class I, Rev., VRDO, 0.030%, 03/07/16	4,770
6,335	Series B, Class I, Rev., VRDO, LOC: FNMA, 0.030%, 03/07/16	6,335
7,550	Series D, Class 1, Rev., VRDO, 0.030%, 03/07/16	7,550
8,975	Series D, Class I, Rev., VRDO, 0.030%, 03/07/16	8,975
9,240	Series E, Class I, Rev., VRDO, 0.030%, 03/07/16	9,240

		45,805

	Illinois — 3.5%
105,350	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, 0.020%, 03/07/16	105,350
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 03/07/16	4,100
3,320	Regional Transportation Authority, Series SGC-45, Class A, GO, VRDO, FGIC, LOC: Societe Generale, 0.020%, 03/07/16	3,320

		112,770

	Indiana — 0.2%
4,845	City of Indianapolis, Multi-Family Housing, Nora Commons, L.P., Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 03/07/16	4,845
2,500	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0280, Rev., VRDO, 0.020%, 03/07/16	2,500

		7,345

	Iowa — 0.6%
	Iowa Finance Authority, Multi-Family Housing,
10,730	Series A, Rev., VRDO, AMT, 0.040%, 03/07/16	10,730
8,285	Series B, Rev., VRDO, AMT, 0.040%, 03/07/16	8,285

		19,015

	Kansas — 2.2%
9,920	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.020%, 03/07/16	9,920
	Kansas State, Department of Transportation, Highway,
29,610	Series C-1, Rev., VRDO, 0.020%, 03/07/16	29,610
30,000	Series C-3, Rev., VRDO, 0.020%, 03/07/16	30,000

		69,530

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	57

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Kentucky — 0.9%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	10,100
17,900	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.020%, 03/07/16	17,900

		28,000

	Louisiana — 0.5%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.060%, 03/07/16	4,600
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/16	10,000

		14,600

	Maine — 0.5%
17,360	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.030%, 03/07/16	17,360

	Maryland — 1.5%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.110%, 03/07/16	7,925
24,700	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series G, Rev., VRDO, 0.020%, 03/07/16	24,700
13,900	Prince Georges County Housing Authority, Multi-family, Allentowne Apartments Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.040%, 03/07/16	13,900

		46,525

	Massachusetts — 0.8%
1,500	Massachusetts Housing Finance Agency, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	1,500
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VAR, AMBAC, LIQ: Societe Generale, 0.020%, 03/07/16	11,165
14,000	University of Massachusetts, Building Authority, Series 1, Rev., VRDO, 0.020%, 03/07/16	14,000

		26,665

	Nebraska — 0.7%
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 03/07/16 (e)	23,025

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New Jersey — 0.2%
7,900	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series Y, Rev., VRDO, 0.020%, 03/07/16	7,900

	New Mexico — 0.6%
18,805	University of New Mexico, Subordinate Lien System, Series C, Rev., VRDO, 0.010%, 03/07/16	18,805

	New York — 9.8%
14,000	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 03/07/16	14,000
49,625	EAGLE Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.030%, 03/07/16	49,625
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.030%, 03/07/16	20,000
11,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.050%, 03/07/16	11,000
7,100	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/07/16	7,100
40,000	New York Housing Development Corp., Multi-Family Rent Housing, Westport Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 03/07/16	40,000
31,900	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/07/16	31,900
30,000	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/07/16	30,000
40,000	New York State Housing Finance Agency, 55 West 25th Street Housing, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 03/07/16	40,000
10,000	New York State Housing Finance Agency, 606 West 57th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	10,000
12,115	New York State Housing Finance Agency, Remeeder Houses Apartments, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/07/16	12,115

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	6,700
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	6,700
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/16 (e)	9,505
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.180%, 03/07/16	17,995
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
6,615	Series 2001-1, Class A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.620%, 03/07/16	6,615
1,555	Series 2001-2, Class A, Rev., VAR, FHLMC, LIQ: FHLMC, 0.620%, 03/07/16	1,555

		314,810

	North Carolina — 1.9%
38,315	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.020%, 03/07/16	38,315
6,205	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 03/07/16	6,205
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/07/16 (e)	5,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.050%, 03/07/16	9,800

		59,320

	North Dakota — 2.1%
	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage,
13,155	Series A, Rev., VRDO, AMT, 0.030%, 03/07/16	13,155
27,055	Series B, Rev., VRDO, AMT, 0.030%, 03/07/16	27,055

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Dakota — continued
27,625	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	27,625

		67,835

	Ohio — 1.4%
5,450	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/16	5,450
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
900	Series J, Rev., VRDO, AMT, FHLMC, 0.020%, 03/07/16	900
15,100	Series N, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.020%, 03/07/16	15,100
23,785	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series I, Rev., VRDO, AMT, GNMA/FNMA/COLL, LOC: Wells Fargo Bank N.A., 0.050%, 03/07/16	23,785

		45,235

	Pennsylvania — 1.6%
11,465	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.060%, 03/07/16	11,465
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
800	Rev., VRDO, AMT, 0.030%, 03/07/16	800
6,000	Series 2007-99C, Rev., VRDO, AMT, 0.020%, 03/07/16	6,000
17,905	Series 98C, Rev., VRDO, AMT, 0.020%, 03/07/16	17,905

		50,335

	Rhode Island — 0.9%
26,050	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, The Groves at Johanston Project, Series 2006, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	26,050
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	2,100

		28,150

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	59

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	South Carolina — 0.3%
4,735	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.050%, 03/07/16	4,735
5,000	Tender Option Bond Trust Receipts/CTFS Various State, Series 2015-XF2204, Rev., VRDO, 0.010%, 03/07/16 (e)	5,000

		9,735

	South Dakota — 1.1%
34,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.020%, 03/07/16	34,000

	Tennessee — 0.6%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.070%, 03/07/16	9,000
11,070	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/07/16	11,070

		20,070

	Texas — 5.1%
5,800	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.060%, 03/07/16	5,800
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	13,695
28,700	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.020%, 03/07/16	28,700
13,145	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/07/16	13,145
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/07/16 (e)	10,950
16,600	State of Texas, Series C, GO, VRDO, 0.020%, 03/07/16	16,600
10,510	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.070%, 03/07/16	10,510
	Texas Department of Housing & Community Affairs, Single Family Mortgage,
30,480	Series B, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 0.050%, 03/07/16	30,480

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
18,200	Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: Texas Comptroller of Public Accounts, 0.030%, 03/07/16	18,200
4,800	Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/07/16	4,800
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	12,000

		164,880

	Utah — 0.5%
	Utah Housing Corp., Single Family Mortgage,
3,165	Series A-2, Rev., VRDO, LOC: FHLMC, 0.020%, 03/07/16	3,165
1,850	Series B, Class I, Rev., VRDO, 0.020%, 03/07/16	1,850
6,365	Series C-2, Class I, Rev., VRDO, FHA, 0.020%, 03/07/16	6,365
5,525	Series D-2, Class I, Rev., VRDO, 0.020%, 03/07/16	5,525

		16,905

	Virginia — 5.6%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
8,565	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 03/07/16	8,565
95,226	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	95,226
21,470	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 03/07/16	21,470
22,265	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.080%, 03/07/16	22,265
19,735	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 03/07/16 (e)	19,735
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.080%, 03/07/16 (e)	12,750

		180,011

	Washington — 1.5%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 03/07/16	10,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 03/07/16	9,985

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Washington — continued
27,180	Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	27,180

		47,165

	West Virginia — 0.7%
21,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Company — Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/07/16	21,000

	Wisconsin — 0.5%
	Wisconsin Housing & EDA, Home Ownership,
13,600	Series E, Rev., VRDO, AMT, 0.030%, 03/07/16	13,600
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/16	1,945

		15,545

	Total Weekly Demand Notes (Cost $1,818,156)	1,818,156

SHARES
Variable Rate Demand Preferred Shares — 7.4%
22,000	Nuveen AMT-Free Municipal Income Fund, Series 2, LIQ: Citibank N.A., 0.090%, 03/07/16 # (e)	22,000
	Nuveen California Dividend Advantage Municipal Fund
10,000	Series 4, LIQ: Royal Bank of Canada, 0.090%, 03/07/16 # (e)	10,000
5,000	Series 6, LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	5,000
26,800	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.110%, 03/07/16 # (e)	26,800

SHARES	SECURITY DESCRIPTION	VALUE($)

25,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.100%, 03/07/16 # (e)	25,000
15,500	Nuveen Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	15,500
14,600	Nuveen New Jersey Dividend Advantage Municipal Fund, Series 3, LIQ: Royal Bank of Canada, 0.090%, 03/07/16 # (e)	14,600
8,600	Nuveen New York AMT-Free Municipal Income Fund, Series 1, LIQ: Citibank N.A., 0.070%, 03/07/16 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.100%, 03/07/16 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, Series 3, LIQ: Royal Bank of Canada, 0.110%, 03/07/16 # (e)	19,000
9,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.110%, 03/07/16 # (e)	9,700
73,200	Nuveen Premium Income Municipal Fund 2, Inc., Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.110%, 03/07/16 # (e)	73,200

	Total Variable Rate Demand Preferred Shares (Cost $236,400)	236,400

	Total Investments — 100.2% (Cost $3,209,741)*	3,209,741
	Liabilities in Excess of Other Assets — (0.2)%	(7,267)

	NET ASSETS — 100.0%	$3,202,474

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	61

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PANTHERS	— Pitt Asset Notes — Tax Exempt Higher Education Series
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
ROCS	— Reset Option Certificates
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 29, 2016.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2016.

Additional Investment Information:

[1] Agency Joint Trading Account I — At February 29, 2016, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of March 01, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
Prime Money Market Fund	$293,209	$293,212	$299,242
U.S. Government Money Market Fund	$3,231,791	$3,231,821	$3,298,284

Repurchase Agreements — At February 29, 2016, the Principal Amounts of certain Funds’ pro-rata interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	Prime Money Market Fund and U.S. Government Money Market Fund
Bank of Nova Scotia	0.320%	$250,000
Societe Generale S.A.	0.340%	725,000
Wells Fargo Bank N.A.	0.330%	1,150,000
Wells Fargo Securities, LLC	0.330%	1,400,000
Total		$3,525,000

At February 29, 2016, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.900% to 3.500%	04/25/17 to 12/01/45
Federal National Mortgage Association	0.000% to 6.000%	05/01/18 to 02/01/46
Government National Mortgage Association	0.592% to 7.500%	06/20/26 to 05/15/56
U.S. Treasury Securities	0.625% to 1.125%	05/31/17 to 02/28/21

[2] Agency Joint Trading Account II — At February 29, 2016, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of March 01, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$914,905	$914,913	$934,072

Repurchase Agreements — At February 29, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank N.A.	0.320%	$217,834
Citigroup Global Markets, Inc.	0.320%	217,835
Merrill Lynch PFS, Inc.	0.320%	479,236
Total		$914,905

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

At February 29, 2016, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.000% to 10.000%	01/15/20 to 05/15/53
Federal National Mortgage Association	0.000% to 10.000%	12/25/16 to 02/25/46
Government National Mortgage Association	2.500% to 6.500%	06/17/20 to 01/20/46
U.S. Treasury Securities	0.000% to 4.750%	04/15/17 to 11/15/45

[3] Treasury Joint Trading Account I — At February 29, 2016, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of March 01, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$1,762,652	$1,762,667	$1,797,909

Repurchase Agreements — At February 29, 2016, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.300%	$393,889
Citibank N.A.	0.300%	196,944
Credit Agricole Corporate and Investment Bank	0.300%	492,361
Societe Generale S.A.	0.320%	196,944
Wells Fargo Bank N.A.	0.310%	482,514
Total		$1,762,652

At February 29, 2016, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 8.125%	04/07/16 to 02/15/46

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$99,637,864	$12,527,623	$39,966,596		$8,419,320
Repurchase agreements, at value	6,465,209	630,000	20,396,696		8,786,729

Total investment securities, at value	106,103,073	13,157,623	60,363,292		17,206,049
Cash	848,130	9	—	(a)	1
Receivables:
Interest from non-affiliates	41,573	4,510	21,884		26,742

Total Assets	106,992,776	13,162,142	60,385,176		17,232,792

LIABILITIES:
Payables:
Distributions	17,203	1,487	3,607		986
Investment securities purchased	499,665	—	—		200,156
Accrued liabilities:
Investment advisory fees	6,742	634	3,621		1,042
Administration fees	5,939	594	3,190		917
Distribution fees	329	470	—		18
Shareholder servicing fees	4,806	1,130	3,728		703
Custodian and accounting fees	956	247	335		128
Trustees’ and Chief Compliance Officer’s fees	—	3	1		28
Printing and mailing costs	923	773	369		59
Other	1,366	255	764		238

Total Liabilities	537,929	5,593	15,615		204,275

Net Assets	$106,454,847	$13,156,549	$60,369,561		$17,028,517

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$106,455,647	$13,156,904	$60,370,925	$17,029,050
Accumulated undistributed (distributions in excess of) net investment income	(800)	(368)	(1,365)	(535)
Accumulated net realized gains (losses)	—	13	1	2

Total Net Assets	$106,454,847	$13,156,549	$60,369,561	$17,028,517

Net Assets:
Class C	$39,558	$505,609	$—	$154,988
Agency	8,141,439	71,741	7,594,151	956,921
Capital	64,690,852	2,071,483	28,046,995	—
Cash Management	488,399	—	—	—
Direct	1,330,952	—	870,118	672,625
Eagle Class	396,419	—	437,372	20
E*Trade	—	1,758,478	—	—
IM	2,628,508	—	648,289	4,788,250
Institutional Class	20,011,248	6,630,618	8,704,148	8,736,623
Investor	1,841,412	117,816	3,856,545	89,016
Morgan	1,877,099	1,609,448	2,229,161	706,209
Premier	2,030,985	132,337	7,570,828	244,258
Reserve	930,188	189,404	16,298	679,587
Service	2,047,788	69,615	395,656	20

Total	$106,454,847	$13,156,549	$60,369,561	$17,028,517

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class C	39,557	505,615	—	154,993
Agency	8,141,460	71,716	7,594,326	956,958
Capital	64,691,229	2,071,525	28,047,627	—
Cash Management	488,393	—	—	—
Direct	1,330,961	—	870,137	672,651
Eagle Class	396,422	—	437,382	20
E*Trade	—	1,758,532	—	—
IM	2,628,528	—	648,304	4,788,431
Institutional Class	20,011,411	6,630,661	8,704,337	8,736,953
Investor	1,841,414	117,847	3,856,631	89,020
Morgan	1,877,088	1,609,473	2,229,211	706,232
Premier	2,030,969	132,339	7,570,979	244,268
Reserve	930,173	189,406	16,298	679,612
Service	2,047,760	69,618	395,664	20
Net Asset Value, offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$99,637,864	$12,527,623	$39,966,596	$8,419,320
Cost of repurchase agreements	6,465,209	630,000	20,396,696	8,786,729

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,216,709	$22,249,896	$18,920,313	$3,209,741
Cash	1	54	28	1
Receivables:
Investment securities sold	—	650,690	83,420	20,658
Fund shares sold	8,642	—	—	—
Interest from non-affiliates	421	26,176	16,495	1,933

Total Assets	4,225,773	22,926,816	19,020,256	3,232,333

LIABILITIES:
Payables:
Distributions	270	868	134	1
Investment securities purchased	50,000	650,868	50,000	29,610
Fund shares redeemed	3,167	—	—	—
Accrued liabilities:
Investment advisory fees	230	1,333	12	17
Administration fees	210	1,186	261	52
Shareholder servicing fees	238	1,150	—	—
Custodian and accounting fees	37	176	148	32
Trustees’ and Chief Compliance Officer’s fees	2	28	33	2
Printing and mailing costs	159	37	126	88
Other	130	228	247	57

Total Liabilities	54,443	655,874	50,961	29,859

Net Assets	$4,171,330	$22,270,942	$18,969,295	$3,202,474

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$4,171,515	$22,271,474	$18,969,150	$3,202,472
Accumulated undistributed (distributions in excess of) net investment income	(200)	(602)	(9)	6
Accumulated net realized gains (losses)	15	70	154	(4)

Total Net Assets	$4,171,330	$22,270,942	$18,969,295	$3,202,474

Net Assets:
Agency	$233,955	$1,895,744	$344,578	$193,260
Capital	—	9,678,309	—	—
Direct	—	—	20	—
Eagle Class	—	—	1,301,201	—
E*Trade	—	—	—	1,935,318
Institutional Class	3,615,992	7,378,773	10,007,028	132,605
Morgan	131,723	1,990,677	111,381	387,521
Premier	171,808	1,219,310	2,984,160	28,451
Reserve	17,852	108,109	4,220,927	9,796
Service	—	20	—	515,523

Total	$4,171,330	$22,270,942	$18,969,295	$3,202,474

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	233,970	1,895,780	344,566	193,255
Capital	—	9,678,469	—	—
Direct	—	—	20	—
Eagle Class	—	—	1,301,158	—
E*Trade	—	—	—	1,935,302
Institutional Class	3,616,498	7,378,979	10,006,711	132,603
Morgan	131,752	1,990,691	111,377	387,529
Premier	171,848	1,219,353	2,984,048	28,453
Reserve	17,854	108,091	4,220,816	9,796
Service	—	20	—	515,525
Net Asset Value, offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$4,216,709	$22,249,896	$18,920,313	$3,209,741

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$369,064	$57,479	$103,651	$24,619
Income from interfund lending (net)	—	15	—	—

Total investment income	369,064	57,494	103,651	24,619

EXPENSES:
Investment advisory fees	92,450	14,147	46,149	12,671
Administration fees	79,747	12,212	39,823	10,934
Distribution fees (See Note 4)	18,806	42,875	7,546	3,938
Shareholder servicing fees (See Note 4)	104,637	34,300	76,927	18,122
Custodian and accounting fees	2,787	646	572	172
Interest expense to affiliates	3	—	— (a)	—
Professional fees	1,185	247	622	213
Trustees’ and Chief Compliance Officer’s fees	1,031	163	453	157
Printing and mailing costs	924	2,463	577	94
Registration and filing fees	858	366	922	214
Transfer agent fees (See Note 2.E.)	2,723	479	1,184	358
Other	973	163	546	154

Total expenses	306,124	108,061	175,321	47,027

Less fees waived	(71,534)	(63,426)	(88,571)	(25,970)
Less earnings credits	(11)	—	(27)	(11)
Less expense reimbursements	(1)	(1)	—	(18)

Net expenses	234,578	44,634	86,723	21,028

Net investment income (loss)	134,486	12,860	16,928	3,591

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	371	79	549	119

Change in net assets resulting from operations	$134,857	$12,939	$17,477	$3,710

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6,795		$23,326		$10,591	$2,776

EXPENSES:
Investment advisory fees	3,520		20,027		15,460	2,447
Administration fees	3,037		17,278		13,341	2,112
Distribution fees (See Note 4)	152		2,157		14,659	14,722
Shareholder servicing fees (See Note 4)	5,167		28,342		36,642	8,930
Custodian and accounting fees	107		471		514	83
Interest expense to affiliates	—		—	(a)	— (a)	—	(a)
Professional fees	82		275		242	76
Trustees’ and Chief Compliance Officer’s fees	32		226		191	26
Printing and mailing costs	760		75		155	255
Registration and filing fees	344		251		296	106
Transfer agent fees (See Note 2.E.)	127		567		390	69
Other	39		227		141	28

Total expenses	13,367		69,896		82,031	28,854

Less fees waived	(7,698)		(48,756)		(73,363)	(26,379)
Less earnings credits	—		—	(a)	(1)	—
Less expense reimbursements	—	(a)	—	(a)	(9)	—

Net expenses	5,669		21,140		8,658	2,475

Net investment income (loss)	1,126		2,186		1,933	301

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	72		130		1,715	140

Change in net assets resulting from operations	$1,198		$2,316		$3,648	$441

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$134,486	$39,457	$12,860	$6,277
Net realized gain (loss)	371	544	79	186

Change in net assets resulting from operations	134,857	40,001	12,939	6,463

DISTRIBUTIONS TO SHAREHOLDERS:
Class B (a)
From net investment income	— (b)	— (b)	— (b)	— (b)
From net realized gains	—	— (b)	—	— (b)
Class C
From net investment income	(2)	(2)	(53)	(68)
From net realized gains	— (b)	— (b)	(5)	(5)
Agency
From net investment income	(4,977)	(772)	(58)	(9)
From net realized gains	(17)	(45)	(1)	(1)
Capital
From net investment income	(96,527)	(30,319)	(4,571)	(2,214)
From net realized gains	(168)	(377)	(29)	(24)
Cash Management
From net investment income	(85)	(105)	—	—
From net realized gains	(2)	(7)	—	—
Direct
From net investment income	(1,289)	(946)	—	—
From net realized gains	(4)	(15)	—	—
Eagle Class
From net investment income	(35)	(35)	—	—
From net realized gains	(1)	(2)	—	—
E*Trade
From net investment income	—	—	(604)	(1,955)
From net realized gains	—	—	(58)	(51)
IM
From net investment income	(4,235)	(859)	—	—
From net realized gains	(5)	(13)	—	—
Institutional Class
From net investment income	(26,145)	(6,040)	(7,335)	(1,844)
From net realized gains	(56)	(179)	(51)	(39)
Investor
From net investment income	(204)	(95)	(18)	(18)
From net realized gains	(3)	(6)	(1)	(1)
Morgan
From net investment income	(254)	(232)	(167)	(185)
From net realized gains	(5)	(13)	(17)	(13)
Premier
From net investment income	(447)	(182)	(29)	(14)
From net realized gains	(6)	(10)	(1)	(1)
Reserve
From net investment income	(105)	(125)	(17)	(20)
From net realized gains	(2)	(7)	(2)	(1)
Service
From net investment income	(181)	(181)	(9)	(12)
From net realized gains	(4)	(10)	(1)	(1)

Total distributions to shareholders	(134,759)	(40,577)	(13,027)	(6,476)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(9,582,493)	109,712	(6,935,158)	3,173,229

NET ASSETS:
Change in net assets	(9,582,395)	109,136	(6,935,246)	3,173,216
Beginning of period	116,037,242	115,928,106	20,091,795	16,918,579

End of period	$106,454,847	$116,037,242	$13,156,549	$20,091,795

Accumulated undistributed (distributions in excess of) net investment income	$(800)	$(800)	$(368)	$(367)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,928	$5,522	$3,591	$—
Net realized gain (loss)	549	181	119	16

Change in net assets resulting from operations	17,477	5,703	3,710	16

DISTRIBUTIONS TO SHAREHOLDERS:
Class B (a)
From net investment income	—	—	—	— (b)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	—	—	— (b)	(1)
From net realized gains	—	—	(1)	(2)
Agency
From net investment income	(2,033)	(781)	(123)	(4)
From net realized gains	(92)	(61)	(7)	(26)
Capital
From net investment income	(10,376)	(2,888)	—	—
From net realized gains	(246)	(210)	—	—
Direct
From net investment income	(144)	(33)	(50)	(6)
From net realized gains	(9)	(2)	(6)	(24)
Eagle Class
From net investment income	(36)	(142)	—	— (b)
From net realized gains	(4)	(10)	—	— (b)
IM
From net investment income	(313)	(90)	(1,463)	(9)
From net realized gains	(5)	(10)	(27)	(28)
Institutional Class
From net investment income	(2,982)	(781)	(1,983)	(20)
From net realized gains	(84)	(55)	(64)	(79)
Investor
From net investment income	(310)	(349)	— (b)	(1)
From net realized gains	(31)	(25)	(1)	(4)
Morgan
From net investment income	(216)	(236)	(1)	(2)
From net realized gains	(23)	(16)	(5)	(10)
Premier
From net investment income	(569)	(376)	(1)	(1)
From net realized gains	(72)	(26)	(2)	(6)
Reserve
From net investment income	(7)	(10)	(2)	(3)
From net realized gains	— (b)	(1)	(5)	(13)
Service
From net investment income	(67)	(88)	—	— (b)
From net realized gains	(4)	(6)	—	— (b)

Total distributions to shareholders	(17,623)	(6,196)	(3,741)	(239)

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	288,249	6,688,968	3,069,769	(1,945,106)

NET ASSETS:
Change in net assets	288,103	6,688,475	3,069,738	(1,945,329)
Beginning of period	60,081,458	53,392,983	13,958,779	15,904,108

End of period	$60,369,561	$60,081,458	$17,028,517	$13,958,779

Accumulated undistributed (distributions in excess of) net investment income	$(1,365)	$(1,240)	$(535)	$(503)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,126	$446	$2,186	$—
Net realized gain (loss)	72	52	130	162

Change in net assets resulting from operations	1,198	498	2,316	162

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(36)	(20)	(92)	(6)
From net realized gains	(4)	(3)	(7)	(41)
Capital
From net investment income	—	—	(1,354)	(38)
From net realized gains	—	—	(44)	(205)
Institutional Class
From net investment income	(1,066)	(425)	(785)	(40)
From net realized gains	(64)	(78)	(36)	(235)
Morgan
From net investment income	(11)	(10)	(4)	(6)
From net realized gains	(2)	(1)	(9)	(28)
Premier
From net investment income	(20)	(27)	(3)	(5)
From net realized gains	(3)	(5)	(5)	(28)
Reserve
From net investment income	(2)	— (a)	— (a)	— (a)
From net realized gains	— (a)	— (a)	— (a)	(1)
Service
From net investment income	—	—	—	— (a)
From net realized gains	—	—	— (a)	— (a)

Total distributions to shareholders	(1,208)	(569)	(2,339)	(633)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(242,718)	(31,528)	(1,232,721)	99,465

NET ASSETS:
Change in net assets	(242,728)	(31,599)	(1,232,744)	98,994
Beginning of period	4,414,058	4,445,657	23,503,686	23,404,692

End of period	$4,171,330	$4,414,058	$22,270,942	$23,503,686

Accumulated undistributed (distributions in excess of) net investment income	$(200)	$(191)	$(602)	$(550)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,933	$1,912	$301	$284
Net realized gain (loss)	1,715	3,160	140	218

Change in net assets resulting from operations	3,648	5,072	441	502

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(32)	(34)	(8)	(5)
From net realized gains	(46)	(31)	(4)	(3)
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	— (a)	— (a)	—	—
Eagle Class
From net investment income	(126)	(129)	—	—
From net realized gains	(200)	(127)	—	—
E*Trade
From net investment income	—	—	(195)	(197)
From net realized gains	—	—	(95)	(94)
Institutional Class
From net investment income	(1,046)	(1,079)	(15)	(18)
From net realized gains	(1,559)	(1,044)	(7)	(9)
Morgan
From net investment income	(11)	(16)	(37)	(26)
From net realized gains	(24)	(13)	(20)	(14)
Premier
From net investment income	(262)	(227)	(3)	(4)
From net realized gains	(388)	(211)	(1)	(2)
Reserve
From net investment income	(456)	(427)	(1)	(2)
From net realized gains	(704)	(433)	(1)	(1)
Service
From net investment income	—	—	(42)	(29)
From net realized gains	—	—	(21)	(15)

Total distributions to shareholders	(4,854)	(3,771)	(450)	(419)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,226,248)	752,514	139,977	164,471

NET ASSETS:
Change in net assets	(1,227,454)	753,815	139,968	164,554
Beginning of period	20,196,749	19,442,934	3,062,506	2,897,952

End of period	$18,969,295	$20,196,749	$3,202,474	$3,062,506

Accumulated undistributed (distributions in excess of) net investment income	$(9)	$(9)	$6	$6

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$86	$69	$100
Distributions reinvested	— (b)	— (b)	— (b)	— (b)
Cost of shares redeemed	(105)	(249)	(409)	(822)
Conversion to Morgan Shares	(514)	(76)	(1054)	(170)

Change in net assets resulting from Class B capital transactions	$(619)	$(239)	$(1,394)	$(892)

Class C
Proceeds from shares issued	$47,970	$19,166	$219,626	$490,624
Distributions reinvested	2	2	58	73
Cost of shares redeemed	(25,312)	(19,929)	(418,347)	(457,047)

Change in net assets resulting from Class C capital transactions	$22,660	$(761)	$(198,663)	$33,650

Agency
Proceeds from shares issued	$402,268,621	$327,535,472	$315,483	$1,366,119
Distributions reinvested	562	134	34	4
Cost of shares redeemed	(400,731,257)	(328,497,424)	(339,426)	(1,342,453)

Change in net assets resulting from Agency capital transactions	$1,537,926	$(961,818)	$(23,909)	$23,670

Capital
Proceeds from shares issued	$898,641,705	$735,970,811	$13,791,594	$18,636,462
Distributions reinvested	41,937	11,753	3,255	1,738
Cost of shares redeemed	(900,133,191)	(738,035,627)	(14,612,885)	(19,543,918)

Change in net assets resulting from Capital capital transactions	$(1,449,549)	$(2,053,063)	$(818,036)	$(905,718)

Cash Management
Proceeds from shares issued	$2,286,522	$3,307,838	$—	$—
Distributions reinvested	80	109	—	—
Cost of shares redeemed	(3,034,255)	(2,825,546)	—	—

Change in net assets resulting from Cash Management capital transactions	$(747,653)	$482,401	$—	$—

Direct
Proceeds from shares issued	$2,720,187	$4,211,565	$—	$—
Cost of shares redeemed	(3,808,687)	(3,388,143)	—	—

Change in net assets resulting from Direct capital transactions	$(1,088,500)	$823,422	$—	$—

Eagle Class
Proceeds from shares issued	$512,243	$490,999	$—	$—
Distributions reinvested	36	37	—	—
Cost of shares redeemed	(440,029)	(540,191)	—	—

Change in net assets resulting from Eagle Class capital transactions	$72,250	$(49,155)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$2,338,735	$3,441,422
Distributions reinvested	—	—	662	2,006
Cost of shares redeemed	—	—	(8,078,883)	(1,867,510)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(5,739,486)	$1,575,918

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$37,443,428	$17,876,818	$—	$—
Distributions reinvested	75	255	—	—
Cost of shares redeemed	(38,564,457)	(14,127,691)	—	—

Change in net assets resulting from IM capital transactions	$(1,120,954)	$3,749,382	$—	$—

Institutional Class
Proceeds from shares issued	$164,150,461	$132,887,668	$45,216,773	$39,571,799
Distributions reinvested	6,984	1,090	1,748	446
Cost of shares redeemed	(171,864,961)	(134,308,893)	(45,280,508)	(35,780,613)

Change in net assets resulting from Institutional Class capital transactions	$(7,707,516)	$(1,420,135)	$(61,987)	$3,791,632

Investor
Proceeds from shares issued	$1,377,808	$878,123	$437,316	$1,405,159
Distributions reinvested	207	101	3	3
Cost of shares redeemed	(618,251)	(489,493)	(435,697)	(2,042,764)

Change in net assets resulting from Investor capital transactions	$759,764	$388,731	$1,622	$(637,602)

Morgan
Proceeds from shares issued	$87,350,729	$117,287,656	$2,541,275	$3,090,843
Distributions reinvested	146	135	173	181
Cost of shares redeemed	(87,753,254)	(117,341,813)	(2,617,604)	(3,774,126)
Conversion from Class B Shares	514	76	1,054	170

Change in net assets resulting from Morgan capital transactions	$(401,865)	$(53,946)	$(75,102)	$(682,932)

Premier
Proceeds from shares issued	$51,258,738	$30,752,151	$580,727	$1,130,431
Distributions reinvested	128	66	3	2
Cost of shares redeemed	(50,817,662)	(31,183,803)	(566,543)	(1,143,014)

Change in net assets resulting from Premier capital transactions	$441,204	$(431,586)	$14,187	$(12,581)

Reserve
Proceeds from shares issued	$26,828,510	$44,409,004	$36,717,078	$42,895,532
Distributions reinvested	95	112	3	3
Cost of shares redeemed	(27,052,886)	(44,681,289)	(36,700,330)	(42,907,754)

Change in net assets resulting from Reserve capital transactions	$(224,281)	$(272,173)	$16,751	$(12,219)

Service
Proceeds from shares issued	$2,294,901	$1,408,892	$16,481,056	$19,434,179
Distributions reinvested	185	191	3	4
Cost of shares redeemed	(1,970,446)	(1,500,431)	(16,530,200)	(19,433,880)

Change in net assets resulting from Service capital transactions	$324,640	$(91,348)	$(49,141)	$303

Total change in net assets resulting from capital transactions	$(9,582,493)	$109,712	$(6,935,158)	$3,173,229

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class B (a)
Issued	—	86	69	100
Reinvested	— (b)	— (b)	— (b)	— (b)
Redeemed	(105)	(249)	(409)	(822)
Conversion to Morgan Shares	(514)	(76)	(1,054)	(170)

Change in Class B Shares	(619)	(239)	(1,394)	(892)

Class C
Issued	47,970	19,166	219,626	490,624
Reinvested	2	2	58	73
Redeemed	(25,312)	(19,929)	(418,347)	(457,047)

Change in Class C Shares	22,660	(761)	(198,663)	33,650

Agency
Issued	402,268,621	327,535,472	315,483	1,366,119
Reinvested	562	134	34	4
Redeemed	(400,731,257)	(328,497,424)	(339,426)	(1,342,453)

Change in Agency Shares	1,537,926	(961,818)	(23,909)	23,670

Capital
Issued	898,641,705	735,970,811	13,791,594	18,636,462
Reinvested	41,937	11,753	3,255	1,738
Redeemed	(900,133,191)	(738,035,627)	(14,612,885)	(19,543,918)

Change in Capital Shares	(1,449,549)	(2,053,063)	(818,036)	(905,718)

Cash Management
Issued	2,286,522	3,307,838	—	—
Reinvested	80	109	—	—
Redeemed	(3,034,255)	(2,825,546)	—	—

Change in Cash Management Shares	(747,653)	482,401	—	—

Direct
Issued	2,720,187	4,211,565	—	—
Redeemed	(3,808,687)	(3,388,143)	—	—

Change in Direct Shares	(1,088,500)	823,422	—	—

Eagle Class
Issued	512,243	490,999	—	—
Reinvested	36	37	—	—
Redeemed	(440,029)	(540,191)	—	—

Change in Eagle Class Shares	72,250	(49,155)	—	—

E*Trade
Issued	—	—	2,338,735	3,441,422
Reinvested	—	—	662	2,006
Redeemed	—	—	(8,078,883)	(1,867,510)

Change in E*Trade Shares	—	—	(5,739,486)	1,575,918

IM
Issued	37,443,428	17,876,818	—	—
Reinvested	75	255	—	—
Redeemed	(38,564,457)	(14,127,691)	—	—

Change in IM Shares	(1,120,954)	3,749,382	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	164,150,461	132,887,668	45,216,773	39,571,799
Reinvested	6,984	1,090	1,748	446
Redeemed	(171,864,961)	(134,308,893)	(45,280,508)	(35,780,613)

Change in Institutional Class Shares	(7,707,516)	(1,420,135)	(61,987)	3,791,632

Investor
Issued	1,377,808	878,123	437,316	1,405,159
Reinvested	207	101	3	3
Redeemed	(618,251)	(489,493)	(435,697)	(2,042,764)

Change in Investor Shares	759,764	388,731	1,622	(637,602)

Morgan
Issued	87,350,729	117,287,656	2,541,275	3,090,843
Reinvested	146	135	173	181
Redeemed	(87,753,254)	(117,341,813)	(2,617,604)	(3,774,126)
Conversion from Class B Shares	514	76	1,054	170

Change in Morgan Shares	(401,865)	(53,946)	(75,102)	(682,932)

Premier
Issued	51,258,738	30,752,151	580,727	1,130,431
Reinvested	128	66	3	2
Redeemed	(50,817,662)	(31,183,803)	(566,543)	(1,143,014)

Change in Premier Shares	441,204	(431,586)	14,187	(12,581)

Reserve
Issued	26,828,510	44,409,004	36,717,078	42,895,532
Reinvested	95	112	3	3
Redeemed	(27,052,886)	(44,681,289)	(36,700,330)	(42,907,754)

Change in Reserve Shares	(224,281)	(272,173)	16,751	(12,219)

Service
Issued	2,294,901	1,408,892	16,481,056	19,434,179
Reinvested	185	191	3	4
Redeemed	(1,970,446)	(1,500,431)	(16,530,200)	(19,433,880)

Change in Service Shares	324,640	(91,348)	(49,141)	303

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

.	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$—	$2	$58
Distributions reinvested	—	—	—	— (b)
Cost of shares redeemed	—	—	(9)	(17)
Conversion to Morgan Shares	—	—	(138)	(46)

Change in net assets resulting from Class B capital transactions	$—	$—	$(145)	$(5)

Class C
Proceeds from shares issued	$—	$—	$105,451	$114,917
Distributions reinvested	—	—	1	3
Cost of shares redeemed	—	—	(119,329)	(88,466)

Change in net assets resulting from Class C capital transactions	$—	$—	$(13,877)	$26,454

Agency
Proceeds from shares issued	$458,807,419	$169,583,964	$70,874,808	$73,715,082
Distributions reinvested	71	53	43	4
Cost of shares redeemed	(458,642,107)	(169,253,745)	(70,776,186)	(75,447,740)

Change in net assets resulting from Agency capital transactions	$165,383	$330,272	$98,665	$(1,732,654)

Capital
Proceeds from shares issued	$415,543,073	$269,157,121	$—	$—
Distributions reinvested	5,314	1,624	—	—
Cost of shares redeemed	(420,473,412)	(262,003,000)	—	—

Change in net assets resulting from Capital capital transactions	$(4,925,025)	$7,155,745	$—	$—

Direct
Proceeds from shares issued	$1,908,801	$922,160	$3,264,083	$2,579,091
Cost of shares redeemed	(1,333,724)	(908,601)	(3,813,462)	(3,012,864)

Change in net assets resulting from Direct capital transactions	$575,077	$13,559	$(549,379)	$(433,773)

Eagle Class
Proceeds from shares issued	$1,119,514	$1,024,871	$—	$—
Distributions reinvested	40	149	—	— (b)
Cost of shares redeemed	(1,033,247)	(2,512,336)	(80)	—

Change in net assets resulting from Eagle Class capital transactions	$86,307	$(1,487,316)	$(80)	$— (b)

IM
Proceeds from shares issued	$1,759,427	$4,979,322	$26,161,561	$15,986,310
Distributions reinvested	— (b)	— (b)	608	6
Cost of shares redeemed	(2,253,893)	(4,399,972)	(24,419,657)	(14,872,167)

Change in net assets resulting from IM capital transactions	$(494,466)	$579,350	$1,742,512	$1,114,149

Institutional Class
Proceeds from shares issued	$148,109,991	$106,975,416	$92,331,037	$52,301,869
Distributions reinvested	626	124	1,031	36
Cost of shares redeemed	(147,686,296)	(105,795,641)	(90,112,215)	(53,081,442)

Change in net assets resulting from Institutional Class capital transactions	$424,321	$1,179,899	$2,219,853	$(779,537)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

.	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$2,858,618	$2,180,154	$213,845	$711,006
Distributions reinvested	341	374	— (b)	— (b)
Cost of shares redeemed	(2,069,037)	(2,779,131)	(306,734)	(766,554)

Change in net assets resulting from Investor capital transactions	$789,922	$(598,603)	$(92,889)	$(55,548)

Morgan
Proceeds from shares issued	$176,475,885	$79,037,849	$31,568,183	$38,804,738
Distributions reinvested	41	48	1	1
Cost of shares redeemed	(176,286,032)	(79,434,214)	(31,596,879)	(38,682,124)
Conversion from Class B Shares	—	—	138	46

Change in net assets resulting from Morgan capital transactions	$189,894	$(396,317)	$(28,557)	$122,661

Premier
Proceeds from shares issued	$172,471,600	$58,242,619	$18,135,751	$26,649,005
Distributions reinvested	30	28	— (b)	1
Cost of shares redeemed	(168,342,824)	(58,446,850)	(18,274,505)	(26,759,900)

Change in net assets resulting from Premier capital transactions	$4,128,806	$(204,203)	$(138,754)	$(110,894)

Reserve
Proceeds from shares issued	$4,891,894	$4,997,076	$21,347,634	$31,889,762
Distributions reinvested	5	9	7	14
Cost of shares redeemed	(5,025,881)	(4,895,684)	(21,515,141)	(31,985,735)

Change in net assets resulting from Reserve capital transactions	$(133,982)	$101,401	$(167,500)	$(95,959)

Service
Proceeds from shares issued	$4,033,487	$4,529,412	$—	$—
Distributions reinvested	67	94	—	— (b)
Cost of shares redeemed	(4,551,542)	(4,514,325)	(80)	—

Change in net assets resulting from Service capital transactions	$(517,988)	$15,181	$(80)	$— (b)

Total change in net assets resulting from capital transactions	$288,249	$6,688,968	$3,069,769	$(1,945,106)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

.	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class B (a)
Issued	—	—	2	58
Reinvested	—	—	—	— (b)
Redeemed	—	—	(9)	(17)
Conversion to Morgan Shares	—	—	(138)	(46)

Change in Class B Shares	—	—	(145)	(5)

Class C
Issued	—	—	105,447	114,917
Reinvested	—	—	1	3
Redeemed	—	—	(119,329)	(88,466)

Change in Class C Shares	—	—	(13,881)	26,454

Agency
Issued	458,807,414	169,583,964	70,874,851	73,715,082
Reinvested	71	53	43	4
Redeemed	(458,642,107)	(169,253,745)	(70,776,184)	(75,447,740)

Change in Agency Shares	165,378	330,272	98,710	(1,732,654)

Capital
Issued	415,543,073	269,157,121	—	—
Reinvested	5,314	1,624	—	—
Redeemed	(420,473,354)	(262,003,000)	—	—

Change in Capital Shares	(4,924,967)	7,155,745	—	—

Direct
Issued	1,908,801	922,160	3,263,950	2,579,091
Redeemed	(1,333,724)	(908,601)	(3,813,462)	(3,012,864)

Change in Direct Shares	575,077	13,559	(549,512)	(433,773)

Eagle Class
Issued	1,119,514	1,024,871	—	—
Reinvested	40	149	—	— (b)
Redeemed	(1,033,247)	(2,512,336)	(80)	—

Change in Eagle Class Shares	86,307	(1,487,316)	(80)	— (b)

IM
Issued	1,759,427	4,979,322	26,161,793	15,986,310
Reinvested	— (b)	— (b)	608	6
Redeemed	(2,253,893)	(4,399,972)	(24,419,626)	(14,872,167)

Change in IM Shares	(494,466)	579,350	1,742,775	1,114,149

Institutional Class
Issued	148,109,983	106,975,416	92,331,104	52,301,869
Reinvested	626	124	1,031	36
Redeemed	(147,686,296)	(105,795,641)	(90,112,215)	(53,081,442)

Change in Institutional Class Shares	424,313	1,179,899	2,219,920	(779,537)

Investor
Issued	2,858,618	2,180,154	213,816	711,006
Reinvested	341	374	— (b)	— (b)
Redeemed	(2,069,037)	(2,779,131)	(306,734)	(766,554)

Change in Investor Shares	789,922	(598,603)	(92,918)	(55,548)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

.	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS: (continued)
Morgan
Issued	176,475,820	79,037,849	31,568,121	38,804,738
Reinvested	41	48	1	1
Redeemed	(176,286,032)	(79,434,214)	(31,596,878)	(38,682,124)
Conversion from Class B Shares	—	—	138	46

Change in Morgan Shares	189,829	(396,317)	(28,618)	122,661

Premier
Issued	172,471,600	58,242,619	18,135,678	26,649,005
Reinvested	30	28	— (b)	1
Redeemed	(168,342,804)	(58,446,850)	(18,274,505)	(26,759,900)

Change in Premier Shares	4,128,826	(204,203)	(138,827)	(110,894)

Reserve
Issued	4,891,894	4,997,076	21,347,559	31,889,762
Reinvested	5	9	7	14
Redeemed	(5,025,881)	(4,895,684)	(21,515,141)	(31,985,735)

Change in Reserve Shares	(133,982)	101,401	(167,575)	(95,959)

Service
Issued	4,033,487	4,529,412	—	—
Reinvested	67	94	—	— (b)
Redeemed	(4,551,542)	(4,514,325)	(80)	—

Change in Service Shares	(517,988)	15,181	(80)	— (b)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$826,639	$311,654	$79,326,288	$79,404,988
Distributions reinvested	7	2	49	15
Cost of shares redeemed	(677,466)	(460,144)	(79,130,787)	(79,696,748)

Change in net assets resulting from Agency capital transactions	$149,180	$(148,488)	$195,550	$(291,745)

Capital
Proceeds from shares issued	$—	$—	$41,633,858	$28,670,009
Distributions reinvested	—	—	850	133
Cost of shares redeemed	—	—	(40,673,839)	(29,421,117)

Change in net assets resulting from Capital capital transactions	$—	$—	$960,869	$(750,975)

Institutional Class
Proceeds from shares issued	$8,640,303	$9,036,513	$32,337,241	$26,295,184
Distributions reinvested	516	233	211	80
Cost of shares redeemed	(9,020,779)	(8,876,645)	(35,260,715)	(25,136,281)

Change in net assets resulting from Institutional Class capital transactions	$(379,960)	$160,101	$(2,923,263)	$1,158,983

Morgan
Proceeds from shares issued	$740,934	$792,007	$281,077,841	$117,581,630
Distributions reinvested	9	9	2	7
Cost of shares redeemed	(720,496)	(777,371)	(280,564,759)	(117,729,842)

Change in net assets resulting from Morgan capital transactions	$20,447	$14,645	$513,084	$(148,205)

Premier
Proceeds from shares issued	$397,701	$494,129	$36,693,783	$42,880,471
Distributions reinvested	10	13	— (a)	5
Cost of shares redeemed	(445,687)	(551,761)	(36,734,086)	(42,751,490)

Change in net assets resulting from Premier capital transactions	$(47,976)	$(57,619)	$(40,303)	$128,986

Reserve
Proceeds from shares issued	$44,122	$24,817	$1,075,542	$61,929
Distributions reinvested	2	— (a)	— (a)	1
Cost of shares redeemed	(28,533)	(24,984)	(1,014,120)	(59,509)

Change in net assets resulting from Reserve capital transactions	$15,591	$(167)	$61,422	$2,421

Service
Distributions reinvested	$—	$—	$— (a)	$— (a)
Cost of shares redeemed	—	—	(80)	—

Change in net assets resulting from Service capital transactions	$—	$—	$(80)	$— (a)

Total change in net assets resulting from capital transactions	$(242,718)	$(31,528)	$(1,232,721)	$99,465

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Agency
Issued	826,639	311,617	79,326,288	79,404,988
Reinvested	7	2	49	15
Redeemed	(677,466)	(460,139)	(79,130,783)	(79,696,748)

Change in Agency Shares	149,180	(148,520)	195,554	(291,745)

Capital
Issued	—	—	41,633,847	28,670,009
Reinvested	—	—	850	133
Redeemed	—	—	(40,673,839)	(29,421,117)

Change in Capital Shares	—	—	960,858	(750,975)

Institutional Class
Issued	8,640,303	9,036,553	32,337,240	26,295,184
Reinvested	516	233	211	80
Redeemed	(9,020,779)	(8,876,623)	(35,260,715)	(25,136,281)

Change in Institutional Class Shares	(379,960)	160,163	(2,923,264)	1,158,983

Morgan
Issued	740,934	791,997	281,077,841	117,581,630
Reinvested	9	9	2	7
Redeemed	(720,496)	(777,371)	(280,564,757)	(117,729,842)

Change in Morgan Shares	20,447	14,635	513,086	(148,205)

Premier
Issued	397,701	494,110	36,693,783	42,880,471
Reinvested	10	13	— (a)	5
Redeemed	(445,687)	(551,761)	(36,734,082)	(42,751,490)

Change in Premier Shares	(47,976)	(57,638)	(40,299)	128,986

Reserve
Issued	44,122	24,817	1,075,542	61,929
Reinvested	2	— (a)	— (a)	1
Redeemed	(28,533)	(24,984)	(1,014,118)	(59,509)

Change in Reserve Shares	15,591	(167)	61,424	2,421

Service
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(80)	—

Change in Service Shares	—	—	(80)	— (a)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	85

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$1,357,982	$1,444,926	$884,994	$662,016
Distributions reinvested	17	20	— (a)	1
Cost of shares redeemed	(1,335,799)	(1,430,325)	(772,935)	(620,102)

Change in net assets resulting from Agency capital transactions	$22,200	$14,621	$112,059	$41,915

Direct
Distributions reinvested	$— (a)	$— (a)	$—	$—
Cost of shares redeemed	(80)	—	—	—

Change in net assets resulting from Direct capital transactions	$(80)	$— (a)	$—	$—

Eagle Class
Proceeds from shares issued	$964,565	$865,077	$—	$—
Distributions reinvested	326	256	—	—
Cost of shares redeemed	(963,540)	(895,219)	—	—

Change in net assets resulting from Eagle Class capital transactions	$1,351	$(29,886)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$542,546	$589,152
Distributions reinvested	—	—	290	291
Cost of shares redeemed	—	—	(608,414)	(580,761)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(65,578)	$8,682

Institutional Class
Proceeds from shares issued	$76,627,965	$64,216,110	$752,041	$674,799
Distributions reinvested	226	212	20	24
Cost of shares redeemed	(78,283,310)	(63,204,811)	(807,933)	(710,942)

Change in net assets resulting from Institutional Class capital transactions	$(1,655,119)	$1,011,511	$(55,872)	$(36,119)

Morgan
Proceeds from shares issued	$9,507,184	$13,579,265	$798,706	$892,182
Distributions reinvested	4	3	55	36
Cost of shares redeemed	(9,505,238)	(13,749,954)	(764,717)	(869,074)

Change in net assets resulting from Morgan capital transactions	$1,950	$(170,686)	$34,044	$23,144

Premier
Proceeds from shares issued	$10,163,022	$16,350,585	$38,321	$58,886
Distributions reinvested	9	15	4	6
Cost of shares redeemed	(9,771,894)	(16,147,868)	(39,248)	(69,875)

Change in net assets resulting from Premier capital transactions	$391,137	$202,732	$(923)	$(10,983)

Reserve
Proceeds from shares issued	$13,523,582	$14,127,611	$2,530,262	$3,751,415
Distributions reinvested	98	71	— (a)	1
Cost of shares redeemed	(13,511,367)	(14,403,460)	(2,532,070)	(3,772,722)

Change in net assets resulting from Reserve capital transactions	$12,313	$(275,778)	$(1,808)	$(21,306)

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS: (continued)
Service
Proceeds from shares issued	$—	$—	$3,569,690	$3,322,113
Distributions reinvested	—	—	61	44
Cost of shares redeemed	—	—	(3,451,696)	(3,163,019)

Change in net assets resulting from Service capital transactions	$—	$—	$118,055	$159,138

Total change in net assets resulting from capital transactions	$(1,226,248)	$752,514	$139,977	$164,471

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	87

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Agency
Issued	1,357,982	1,444,926	884,994	662,016
Reinvested	17	20	— (a)	1
Redeemed	(1,335,799)	(1,430,325)	(772,935)	(620,102)

Change in Agency Shares	22,200	14,621	112,059	41,915

Direct
Reinvested	— (a)	— (a)	—	—
Redeemed	(80)	—	—	—

Change in Direct Shares	(80)	— (a)	—	—

Eagle Class
Issued	964,565	865,077	—	—
Reinvested	326	256	—	—
Redeemed	(963,540)	(895,219)	—	—

Change in Eagle Class Shares	1,351	(29,886)	—	—

E*Trade
Issued	—	—	542,546	589,152
Reinvested	—	—	290	291
Redeemed	—	—	(608,414)	(580,761)

Change in E*Trade Shares	—	—	(65,578)	8,682

Institutional Class
Issued	76,627,923	64,216,110	752,041	674,799
Reinvested	226	212	20	24
Redeemed	(78,283,310)	(63,204,811)	(807,933)	(710,942)

Change in Institutional Class Shares	(1,655,161)	1,011,511	(55,872)	(36,119)

Morgan
Issued	9,507,184	13,579,265	798,706	892,182
Reinvested	4	3	55	36
Redeemed	(9,505,235)	(13,749,954)	(764,717)	(869,074)

Change in Morgan Shares	1,953	(170,686)	34,044	23,144

Premier
Issued	10,163,022	16,350,585	38,321	58,886
Reinvested	9	15	4	6
Redeemed	(9,771,863)	(16,147,868)	(39,248)	(69,875)

Change in Premier Shares	391,168	202,732	(923)	(10,983)

Reserve
Issued	13,523,582	14,127,611	2,530,262	3,751,415
Reinvested	98	71	— (a)	1
Redeemed	(13,511,360)	(14,403,460)	(2,532,070)	(3,772,722)

Change in Reserve Shares	12,320	(275,778)	(1,808)	(21,306)

Service
Issued	—	—	3,569,690	3,322,113
Reinvested	—	—	61	44
Redeemed	—	—	(3,451,696)	(3,163,019)

Change in Service Shares	—	—	118,055	159,138

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class C
Year Ended February 29, 2016	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Cash Management
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (f) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$39,558	0.34%	0.01%	1.18%
1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16
1.00	0.01	9,087	0.32	0.01	1.16
1.00	0.01	9,993	0.29	0.01	1.16

1.00	0.07	8,141,439	0.26	0.07	0.31
1.00	0.01	6,603,508	0.22	0.01	0.31
1.00	0.01	7,565,361	0.23	0.01	0.31
1.00	0.08	7,532,479	0.26	0.08	0.31
1.00	0.04	8,019,311	0.26	0.04	0.31

1.00	0.14	64,690,852	0.18	0.14	0.21
1.00	0.05	66,140,350	0.18	0.05	0.21
1.00	0.06	68,193,741	0.18	0.06	0.21
1.00	0.16	68,141,597	0.18	0.16	0.21
1.00	0.12	75,485,880	0.18	0.12	0.21

1.00	0.01	488,399	0.29	0.01	0.96
1.00	0.01	1,236,050	0.22	0.01	0.96
1.00	0.01	753,657	0.23	0.01	0.96
1.00	0.01	702,440	0.32	0.01	0.96
1.00	0.01	527,614	0.29	0.01	0.96

1.00	0.07	1,330,952	0.25	0.06	0.31
1.00	0.04	2,419,449	0.19	0.04	0.31
1.00	0.02	1,596,040	0.21	0.02	0.31
1.00	0.04	754,195	0.30	0.04	0.31
1.00	0.02	1,558,831	0.28	0.02	0.31

1.00	0.01	396,419	0.32	0.01	0.71
1.00	0.01	324,169	0.22	0.01	0.71
1.00	0.01	373,324	0.23	0.01	0.71
1.00	0.01	431,169	0.35	0.01	0.71
1.00	0.01	838,513	0.29	0.01	0.71

1.00	0.17	2,628,508	0.16	0.16	0.16
1.00	0.07	3,749,460	0.16	0.08	0.16
1.00	0.08	100	0.16	0.08	0.16
1.00	0.12	100	0.16	0.16	0.16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
Institutional Class
Year Ended February 29, 2016	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Morgan
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.11%	$20,011,248	0.21%	0.10%	0.26%
1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26
1.00	0.13	23,495,745	0.21	0.13	0.26
1.00	0.09	26,769,490	0.21	0.09	0.26

1.00	0.01	1,841,412	0.32	0.01	0.51
1.00	0.01	1,081,648	0.22	0.01	0.51
1.00	0.01	692,922	0.23	0.01	0.51
1.00	0.01	403,330	0.33	0.01	0.51
1.00	0.01	520,797	0.29	0.01	0.51

1.00	0.01	1,877,099	0.31	0.01	0.52
1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51
1.00	0.01	2,549,889	0.33	0.01	0.51
1.00	0.01	2,667,326	0.29	0.01	0.51

1.00	0.02	2,030,985	0.30	0.02	0.46
1.00	0.01	1,589,780	0.22	0.01	0.46
1.00	0.01	2,021,372	0.23	0.01	0.46
1.00	0.01	2,540,125	0.33	0.01	0.46
1.00	0.01	3,338,000	0.29	0.01	0.46

1.00	0.01	930,188	0.31	0.01	0.71
1.00	0.01	1,154,468	0.22	0.01	0.71
1.00	0.01	1,426,646	0.23	0.01	0.71
1.00	0.01	1,449,080	0.32	0.01	0.71
1.00	0.01	1,526,992	0.29	0.01	0.71

1.00	0.01	2,047,788	0.32	0.01	1.06
1.00	0.01	1,723,144	0.22	0.01	1.06
1.00	0.01	1,814,501	0.23	0.01	1.06
1.00	0.01	1,563,743	0.32	0.01	1.06
1.00	0.01	1,419,924	0.29	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class C
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Agency
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Capital
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

E*Trade
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Investor
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$505,609	0.33%	0.01%	1.18%
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18
1.00	0.01	364,445	0.34	0.01	1.17
1.00	0.01	398,734	0.30	0.01	1.17

1.00	0.08	71,741	0.26	0.07	0.33
1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33
1.00	0.09	122,386	0.26	0.09	0.32
1.00	0.05	134,975	0.26	0.05	0.32

1.00	0.16	2,071,483	0.18	0.15	0.22
1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23
1.00	0.17	2,806,226	0.18	0.17	0.22
1.00	0.13	2,985,462	0.18	0.13	0.22

1.00	0.01	1,758,478	0.30	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08
1.00	0.05	2,446,643	0.27	0.05	1.07
1.00	0.05	199,806	0.26	0.05	1.07

1.00	0.13	6,630,618	0.21	0.13	0.28
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28
1.00	0.14	2,534,423	0.21	0.14	0.27
1.00	0.10	4,243,305	0.21	0.10	0.27

1.00	0.02	117,816	0.32	0.01	0.53
1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53
1.00	0.01	567,682	0.34	0.01	0.52
1.00	0.01	562,453	0.30	0.01	0.52

1.00	0.01	1,609,448	0.33	0.01	0.63
1.00	0.01	1,684,561	0.24	0.01	0.62
1.00	0.01	2,367,494	0.24	0.01	0.63
1.00	0.01	2,472,266	0.34	0.01	0.62
1.00	0.01	2,975,898	0.30	0.01	0.62

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Premier
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Service
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%	$132,337	0.32%	0.02%	0.48%
1.00	0.01	118,152	0.24	0.01	0.47
1.00	0.01	130,733	0.24	0.01	0.48
1.00	0.01	154,775	0.34	0.01	0.47
1.00	0.01	166,487	0.30	0.01	0.47

1.00	0.01	189,404	0.33	0.01	0.73
1.00	0.01	172,653	0.24	0.01	0.72
1.00	0.01	184,873	0.24	0.01	0.73
1.00	0.01	178,029	0.34	0.01	0.72
1.00	0.01	249,909	0.30	0.01	0.72

1.00	0.01	69,615	0.32	0.01	1.08
1.00	0.01	118,759	0.24	0.01	1.07
1.00	0.01	118,455	0.24	0.01	1.08
1.00	0.01	118,015	0.34	0.01	1.07
1.00	0.01	156,429	0.30	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Year Ended February 29, 2016	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Capital
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$7,594,151	0.15%	0.02%		0.31%
1.00	0.01		7,428,617	0.08	0.01		0.31
1.00	0.01		7,098,492	0.09	0.01		0.31
1.00	0.00	(f)	9,712,330	0.17	0.00	(f)	0.31
1.00	0.01		8,520,118	0.12	0.01		0.31

1.00	0.04		28,046,995	0.14	0.04		0.21
1.00	0.01		32,973,407	0.07	0.01		0.21
1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21
1.00	0.01		33,517,276	0.12	0.01		0.21

1.00	0.02		870,118	0.18	0.02		0.31
1.00	0.01		294,989	0.07	0.01		0.31
1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(f)	392,336	0.17	0.00	(f)	0.31
1.00	0.01		645,927	0.12	0.01		0.31

1.00	0.01		437,372	0.18	0.01		0.71
1.00	0.01		351,014	0.07	0.01		0.71
1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.05		648,289	0.13	0.05		0.16
1.00	0.01		1,142,811	0.07	0.01		0.16
1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

1.00	0.04		8,704,148	0.15	0.03		0.26
1.00	0.01		8,279,641	0.07	0.01		0.26
1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(f)	8,263,941	0.17	0.00	(f)	0.26
1.00	0.01		10,402,935	0.12	0.01		0.26

1.00	0.01		3,856,545	0.18	0.01		0.51
1.00	0.01		3,066,013	0.07	0.01		0.51
1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(f)	4,437,341	0.17	0.00	(f)	0.51
1.00	0.01		4,401,603	0.12	0.01		0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Morgan
Year Ended February 29, 2016	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$2,229,161	0.17%	0.01%		0.61%
1.00	0.01		2,039,361	0.08	0.01		0.61
1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(f)	2,795,260	0.17	0.00	(f)	0.61
1.00	0.01		1,931,164	0.13	0.01		0.61

1.00	0.01		7,570,828	0.18	0.01		0.46
1.00	0.01		3,441,795	0.07	0.01		0.46
1.00	0.01		3,646,033	0.09	0.01		0.46
1.00	0.00	(f)	4,184,299	0.17	0.00	(f)	0.46
1.00	0.01		4,841,573	0.12	0.01		0.46

1.00	0.01		16,298	0.12	0.01		0.71
1.00	0.01		150,289	0.08	0.01		0.71
1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(f)	34,522	0.17	0.00	(f)	0.71
1.00	0.01		23,828	0.14	0.00	(f)	0.71

1.00	0.01		395,656	0.15	0.01		1.06
1.00	0.01		913,521	0.07	0.01		1.06
1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(f)	910,554	0.17	0.00	(f)	1.06
1.00	0.01		867,708	0.13	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class C
Year Ended February 29, 2016	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Agency
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Direct
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Eagle Class
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
March 1, 2012 through (g) February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

IM
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
May 31, 2012 (g) through February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Institutional Class
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Investor
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$154,988	0.15%	0.00	%(f)	1.16%
1.00	0.00	(f)	168,863	0.07	0.00	(f)	1.16
1.00	0.00	(f)	142,412	0.08	0.00	(f)	1.16
1.00	0.00	(f)	185,554	0.15	0.00	(f)	1.16
1.00	0.00	(f)	189,206	0.09	0.00	(f)	1.16

1.00	0.01		956,921	0.15	0.01		0.31
1.00	0.00	(f)	858,260	0.07	0.00	(f)	0.31
1.00	0.00	(f)	2,590,914	0.08	0.00	(f)	0.31
1.00	0.00	(f)	2,869,561	0.15	0.00	(f)	0.31
1.00	0.00	(f)	998,134	0.09	0.00	(f)	0.31

1.00	0.01		672,625	0.13	0.00	(f)	0.31
1.00	0.00	(f)	1,222,018	0.07	0.00	(f)	0.31
1.00	0.00	(f)	1,655,840	0.08	0.00	(f)	0.31
1.00	0.00	(f)	1,634,584	0.15	0.00		0.31
1.00	0.00	(f)	2,070,205	0.08	0.00	(f)	0.31

1.00	0.00	(f)	20	0.12	0.00	(f)	1.63
1.00	0.00	(f)	100	0.07	0.00	(f)	0.71
1.00	0.00	(f)	100	0.08	0.00	(f)	0.71
1.00	0.00	(f)	100	0.15	0.00		0.71

1.00	0.04		4,788,250	0.12	0.04		0.16
1.00	0.00	(f)	3,045,746	0.07	0.00	(f)	0.16
1.00	0.00	(f)	1,931,586	0.07	0.00	(f)	0.16
1.00	0.01		100	0.14	0.02		0.16

1.00	0.02		8,736,623	0.13	0.02		0.26
1.00	0.00	(f)	6,516,731	0.07	0.00	(f)	0.26
1.00	0.00	(f)	7,296,339	0.08	0.00	(f)	0.26
1.00	0.00	(f)	7,555,937	0.15	0.00	(f)	0.26
1.00	0.00	(f)	6,946,570	0.08	0.00	(f)	0.26

1.00	0.00	(f)	89,016	0.14	0.00	(f)	0.51
1.00	0.00	(f)	181,909	0.07	0.00	(f)	0.51
1.00	0.00	(f)	237,466	0.08	0.00	(f)	0.51
1.00	0.00	(f)	300,429	0.15	0.00		0.51
1.00	0.00	(f)	381,781	0.08	0.00	(f)	0.51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Morgan
Year Ended February 29, 2016	$1.00	$—	(d)(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)	$—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Premier
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Reserve
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

Service
Year Ended February 29, 2016	1.00	—	(d)(e)	—	(e)	—	(e)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2014	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 28, 2013	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended February 29, 2012	1.00	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.
(f)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(f)	$706,209	0.15%	0.00	%(f)	0.61%
1.00	0.00	(f)	734,788	0.07	0.00	(f)	0.61
1.00	0.00	(f)	612,152	0.08	0.00	(f)	0.61
1.00	0.00	(f)	597,117	0.15	0.00	(f)	0.61
1.00	0.00	(f)	554,548	0.10	0.00	(f)	0.61

1.00	0.00	(f)	244,258	0.14	0.00	(f)	0.46
1.00	0.00	(f)	383,019	0.07	0.00	(f)	0.46
1.00	0.00	(f)	493,950	0.08	0.00	(f)	0.46
1.00	0.00	(f)	611,667	0.15	0.00	(f)	0.46
1.00	0.00	(f)	618,249	0.09	0.00	(f)	0.46

1.00	0.00	(f)	679,587	0.15	0.00	(f)	0.71
1.00	0.00	(f)	847,101	0.07	0.00	(f)	0.71
1.00	0.00	(f)	943,099	0.08	0.00	(f)	0.71
1.00	0.00	(f)	915,908	0.15	0.00	(f)	0.71
1.00	0.00	(f)	998,994	0.09	0.00	(f)	0.71

1.00	0.00	(f)	20	0.12	0.00	(f)	2.08
1.00	0.00	(f)	100	0.07	0.00	(f)	1.06
1.00	0.00	(f)	100	0.08	0.00	(f)	1.06
1.00	0.00	(f)	100	0.15	0.00	(f)	1.06
1.00	0.00	(f)	100	0.09	0.00	(f)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—		—	(c)	—	(c)	—		—	(c)

Institutional Class
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—		—	(c)	—	(c)	—		—	(c)

Morgan
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—		—	(c)	—	(c)	—		—	(c)

Premier
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—		—	(c)	—	(c)	—		—	(c)

Reserve
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—		—	(c)	—	(c)	—		—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.01.
(d)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$233,955	0.16%	0.02%		0.33%
1.00	0.01		84,778	0.07	0.00	(d)	0.35
1.00	0.01		233,285	0.08	0.01		0.34
1.00	0.01		258,642	0.11	0.01		0.33
1.00	0.00	(d)	786,165	0.11	0.00	(d)	0.33

1.00	0.03		3,615,992	0.13	0.03		0.28
1.00	0.01		3,995,934	0.06	0.01		0.30
1.00	0.01		3,835,871	0.07	0.01		0.29
1.00	0.01		3,259,389	0.12	0.01		0.28
1.00	0.00	(d)	4,325,820	0.10	0.00	(d)	0.28

1.00	0.01		131,723	0.16	0.01		0.65
1.00	0.01		111,292	0.07	0.01		0.65
1.00	0.01		96,652	0.07	0.01		0.64
1.00	0.01		127,920	0.12	0.01		0.63
1.00	0.00	(d)	140,119	0.11	0.00	(d)	0.63

1.00	0.01		171,808	0.14	0.01		0.49
1.00	0.01		219,792	0.06	0.01		0.50
1.00	0.01		277,420	0.07	0.01		0.49
1.00	0.01		292,491	0.12	0.01		0.48
1.00	0.00	(d)	435,501	0.11	0.00	(d)	0.48

1.00	0.01		17,852	0.15	0.01		0.74
1.00	0.01		2,262	0.06	0.01		0.75
1.00	0.01		2,429	0.09	0.00	(d)	0.74
1.00	0.01		18,231	0.12	0.01		0.73
1.00	0.00	(d)	11,368	0.09	0.01		0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Capital
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Institutional Class
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Morgan
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Premier
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Reserve
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

Service
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—		—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.01.
(d)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,895,744	0.10%	0.01%		0.31%
1.00	0.00	(d)	1,700,093	0.05	0.00		0.31
1.00	0.00	(d)	1,991,907	0.07	0.00		0.31
1.00	0.00	(d)	2,685,908	0.10	0.00		0.31
1.00	0.00	(d)	1,914,902	0.06	0.00	(d)	0.31

1.00	0.02		9,678,309	0.08	0.01		0.21
1.00	0.00	(d)	8,717,551	0.04	0.00		0.21
1.00	0.00	(d)	9,468,647	0.06	0.00		0.21
1.00	0.00	(d)	9,726,191	0.10	0.00		0.21
1.00	0.00	(d)	8,254,673	0.05	0.00	(d)	0.21

1.00	0.01		7,378,773	0.08	0.01		0.26
1.00	0.00	(d)	10,302,127	0.04	0.00		0.26
1.00	0.00	(d)	9,143,359	0.06	0.00		0.26
1.00	0.00	(d)	8,763,499	0.10	0.00	(d)	0.26
1.00	0.00	(d)	7,246,605	0.06	0.00	(d)	0.26

1.00	0.00	(d)	1,990,677	0.10	0.00	(d)	0.61
1.00	0.00	(d)	1,477,551	0.05	0.00		0.61
1.00	0.00	(d)	1,625,797	0.07	0.00		0.61
1.00	0.00	(d)	1,969,401	0.10	0.00	(d)	0.61
1.00	0.00	(d)	1,512,492	0.05	0.00	(d)	0.61

1.00	0.00	(d)	1,219,310	0.10	0.00	(d)	0.46
1.00	0.00	(d)	1,259,597	0.04	0.00		0.46
1.00	0.00	(d)	1,130,636	0.07	0.00		0.46
1.00	0.00	(d)	1,361,053	0.10	0.00	(d)	0.46
1.00	0.00	(d)	1,482,938	0.06	0.00	(d)	0.46

1.00	0.00	(d)	108,109	0.14	0.00	(d)	0.71
1.00	0.00	(d)	46,667	0.04	0.00		0.71
1.00	0.00	(d)	44,246	0.07	0.00		0.71
1.00	0.00	(d)	56,977	0.10	0.00	(d)	0.71
1.00	0.00	(d)	69,684	0.05	0.01		0.71

1.00	0.00	(d)	20	0.07	0.00	(d)	2.08
1.00	0.00	(d)	100	0.04	0.00		1.06
1.00	0.00	(d)	100	0.06	0.00		1.06
1.00	0.00	(d)	100	0.10	0.00		1.06
1.00	0.00	(d)	100	0.06	0.00	(d)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Direct
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Eagle Class
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Institutional Class
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Morgan
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Premier
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Reserve
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.01.
(d)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.03%	$344,578	0.05%	0.01%		0.31%
1.00	0.02	322,389	0.07	0.01		0.31
1.00	0.02	307,751	0.12	0.01		0.31
1.00	0.01	410,555	0.21	0.00	(d)	0.31
1.00	0.01	693,197	0.21	0.01		0.31

1.00	0.03	20	0.05	0.01		1.32
1.00	0.02	100	0.07	0.01		0.31
1.00	0.02	100	0.11	0.01		0.31
1.00	0.01	100	0.21	0.00	(d)	0.31
1.00	0.01	100	0.22	0.00	(d)	0.31

1.00	0.03	1,301,201	0.04	0.01		0.71
1.00	0.02	1,299,916	0.07	0.01		0.71
1.00	0.02	1,329,718	0.11	0.01		0.71
1.00	0.02	1,363,619	0.20	0.01		0.71
1.00	0.02	1,028,433	0.21	0.01		0.71

1.00	0.03	10,007,028	0.04	0.01		0.26
1.00	0.02	11,663,024	0.07	0.01		0.26
1.00	0.02	10,650,809	0.10	0.01		0.26
1.00	0.03	5,288,309	0.20	0.02		0.26
1.00	0.03	6,362,480	0.19	0.03		0.26

1.00	0.03	111,381	0.04	0.01		0.62
1.00	0.02	109,439	0.08	0.01		0.61
1.00	0.02	280,117	0.12	0.01		0.61
1.00	0.01	448,515	0.21	0.00	(d)	0.61
1.00	0.01	422,534	0.22	0.00	(d)	0.61

1.00	0.03	2,984,160	0.04	0.01		0.46
1.00	0.02	2,593,113	0.07	0.01		0.46
1.00	0.02	2,390,160	0.12	0.01		0.46
1.00	0.01	4,891,040	0.21	0.00	(d)	0.46
1.00	0.01	2,865,171	0.22	0.00	(d)	0.46

1.00	0.03	4,220,927	0.04	0.01		0.71
1.00	0.02	4,208,768	0.07	0.01		0.71
1.00	0.02	4,484,279	0.12	0.01		0.71
1.00	0.01	6,804,823	0.21	0.00	(d)	0.71
1.00	0.01	7,340,658	0.22	0.00	(d)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)	$—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

E*Trade
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Institutional Class
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Morgan
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—		—		—
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Premier
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 28, 2013	1.00	—	(c)	—	(c)	—	(c)	—		—		—
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Reserve
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—		—		—
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

Service
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2015	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)	—	(c)
Year Ended February 28, 2014	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)
Year Ended February 28, 2013	1.00	—		—	(c)	—	(c)	—		—		—
Year Ended February 29, 2012	1.00	—	(c)	—	(c)	—	(c)	—	(c)	—		—	(c)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.01.
(d)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$193,260	0.08%	0.01%		0.32%
1.00	0.01		81,196	0.12	0.01		0.32
1.00	0.01		39,280	0.19	0.01		0.32
1.00	0.04		64,782	0.26	0.04		0.32
1.00	0.07		121,010	0.26	0.06		0.32

1.00	0.01		1,935,318	0.08	0.01		1.07
1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07
1.00	0.01		1,874,152	0.28	0.01		1.07
1.00	0.01		1,736,816	0.31	0.01		1.07

1.00	0.01		132,605	0.08	0.01		0.27
1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27
1.00	0.08		202,999	0.21	0.09		0.27
1.00	0.11		548,856	0.21	0.12		0.27

1.00	0.01		387,521	0.08	0.01		0.62
1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(d)	330,333	0.19	0.00	(d)	0.62
1.00	0.00		356,149	0.29	0.00	(d)	0.62
1.00	0.00	(d)	334,195	0.32	0.00	(d)	0.62

1.00	0.01		28,451	0.08	0.01		0.47
1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(d)	40,357	0.19	0.00	(d)	0.47
1.00	0.00		52,034	0.29	0.00	(d)	0.47
1.00	0.00	(d)	78,792	0.32	0.00	(d)	0.47

1.00	0.01		9,796	0.08	0.01		0.73
1.00	0.01		11,604	0.14	0.01		0.72
1.00	0.00	(d)	32,909	0.19	0.00	(d)	0.72
1.00	0.00		45,250	0.30	0.00		0.72
1.00	0.00	(d)	54,714	0.32	0.00	(d)	0.72

1.00	0.01		515,523	0.08	0.01		1.07
1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(d)	238,328	0.19	0.00	(d)	1.07
1.00	0.00		243,374	0.29	0.00		1.07
1.00	0.00	(d)	273,172	0.32	0.00	(d)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, E*Trade^, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

^	E*Trade Shares commenced operations on March 9, 2016 for the U.S. Government Money Market Fund.

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

On June 19, 2015, all remaining Class B Shares converted to Morgan Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Morgan Shares after eight years and provided for a CDSC. Information relating to certain fees and other characteristics of the Class B Shares prior to June 19, 2015 is included in Note 3.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

114	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of February 29, 2016, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$106,103,073	$—	$106,103,073

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$13,157,623	$—	$13,157,623

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$60,363,292	$—	$60,363,292

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$17,206,049	$—	$17,206,049

Federal Money Market Fund
Total Investments in Securities (a)	$—	$4,216,709	$—	$4,216,709

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$22,249,896	$—	$22,249,896

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$18,920,313	$—	$18,920,313

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$3,209,741	$—	$3,209,741

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 29, 2016.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

As of February 29, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees are class-specific expenses. The amount of the transfer agent fees charged to each class of the Funds for the year ended February 29, 2016 are as follows (amounts in thousands):

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund		Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
Class B	$1	$1	n/a	$—	(a)	n/a	n/a		n/a		n/a
Class C	4	12	n/a	4		n/a	n/a		n/a		n/a
Agency	153	3	$185	19		$3	$31		$7		$2
Capital	1,387	66	514	n/a		n/a	220		n/a		n/a
Cash Management	20	n/a	n/a	n/a		n/a	n/a		n/a		n/a
Direct	49	n/a	13	28		n/a	n/a		—	(a)	n/a
Eagle Class	7	n/a	14	—	(a)	n/a	n/a		24		n/a
E*Trade	n/a	131	n/a	n/a		n/a	n/a		n/a		38
IM	54	n/a	15	70		n/a	n/a		n/a		n/a
Institutional Class	535	109	180	169		90	202		202		5
Investor	26	3	60	4		n/a	n/a		n/a		n/a
Morgan	346	143	72	35		22	76		11		12
Premier	84	4	113	11		11	33		58		2
Reserve	23	5	3	18		1	5		88		1
Service	34	2	15	—	(a)	n/a	—	(a)	n/a		9

Total	$2,723	$479	$1,184	$358		$127	$567		$390		$69

(a)	Amount rounds to less than $1,000.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

116	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed/ (Distributions in excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)
Prime Money Market Fund	$140	—	$(140)

The reclassifications for the Fund relate primarily to tax equalization.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 29, 2016, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the year ended February 29, 2016, the Distributor retained the following amounts (in thousands):

	CDSC
Prime Money Market Fund	$1
Liquid Assets Money Market Fund	—	(a)
U.S. Treasury Plus Money Market Fund	—	(a)

(a)	Amount rounds to less than $1,000.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

118	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 29, 2016, and are in place until at least June 30, 2016, except for Class B Shares which are no longer operating.

In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 29, 2016. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 29, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total	Contractual Reimbursements
Prime Money Market Fund	$99	$—	$35,186	$3	$35,288	$1
Liquid Assets Money Market Fund	1,571	1,040	8,823	13	11,447	1
U.S. Government Money Market Fund	48	—	16,474	1	16,523	—
U.S. Treasury Plus Money Market Fund	12	—	4,804	3	4,819	18
Federal Money Market Fund	883	588	1,620	—	3,091	—	(a)
100% U.S. Treasury Securities Money Market Fund	1,130	743	6,737	—	8,610	—	(a)
Tax Free Money Market Fund	995	670	4,386	—	6,051	9
Municipal Money Market Fund	351	233	1,140	—	1,724	—

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$—	$—	$17,852	$18,394	$36,246
Liquid Assets Money Market Fund	—	—	10,167	41,812	51,979
U.S. Government Money Market Fund	8,480	5,657	50,366	7,545	72,048
U.S. Treasury Plus Money Market Fund	3,541	2,363	11,342	3,905	21,151
Federal Money Market Fund	909	607	2,939	152	4,607
100% U.S. Treasury Securities Money Market Fund	11,074	7,382	19,533	2,157	40,146
Tax Free Money Market Fund	12,234	8,164	32,255	14,659	67,312
Municipal Money Market Fund	1,293	859	7,781	14,722	24,655

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 29, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	119

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 29, 2016, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
Tax Free Money Market Fund	$326,542	$77,300	$—
Municipal Money Market Fund	174,188	242,891	—

4. Class Specific Expenses

The Funds’ class specific gross expenses for the year ended February 29, 2016 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$1	$—	(a)
Class C	179	60
Agency	—	11,012
Capital	—	34,310
Cash Management	4,273	2,564
Direct	—	3,117
Eagle Class	880	1,056
Institutional Class	—	24,999
Investor	—	4,805
Morgan	—	7,033
Premier	—	7,105
Reserve	2,628	3,153
Service	10,845	5,423

	$18,806	$104,637

Liquid Assets Money Market Fund
Class B	$3	$1
Class C	3,978	1,326
Agency	—	120
Capital	—	1,548
E*Trade	36,245	18,123
Institutional Class	—	5,759
Investor	—	424
Morgan	1,665	5,826
Premier	—	376
Reserve	435	522
Service	549	275

	$42,875	$34,300

U.S. Government Money Market Fund
Agency	$—	$13,642
Capital	—	12,936
Direct	—	1,161
Eagle Class	883	1,060
Institutional Class	—	8,691
Investor	—	11,362
Morgan	2,265	7,926
Premier	—	17,821
Reserve	185	222
Service	4,213	2,106

	$7,546	$76,927

120	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Distribution		Shareholder Servicing
U.S. Treasury Plus Money Market Fund
Class B	$—	(a)	$—	(a)
Class C	1,176		392
Agency	—		1,220
Direct	—		1,958
Eagle Class	—	(a)	—	(a)
Institutional Class	—		8,021
Investor	—		476
Morgan	735		2,573
Premier	—		1,051
Reserve	2,027		2,431
Service	—	(a)	—	(a)

	$3,938		$18,122

Federal Money Market Fund
Agency	$—		$219
Institutional Class	—		3,934
Morgan	110		383
Premier	—		580
Reserve	42		51

	$152		$5,167

100% U.S. Treasury Securities Money Market Fund
Agency	$—		$2,438
Capital	—		5,238
Institutional Class	—		9,556
Morgan	1,966		6,879
Premier	—		4,001
Reserve	191		230
Service	—	(a)	—	(a)

	$2,157		$28,342

Tax Free Money Market Fund
Agency	$—		$484
Direct	—		—	(a)
Eagle Class	3,151		3,781
Institutional Class	—		10,451
Morgan	110		385
Premier	—		7,863
Reserve	11,398		13,678

	$14,659		$36,642

Municipal Money Market Fund
Agency	$—		$118
E*Trade	11,699		5,850
Institutional Class	—		163
Morgan	394		1,377
Premier	—		87
Reserve	29		35
Service	2,600		1,300

	$14,722		$8,930

(a)	Amount rounds to less than $1,000.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	121

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

5. Federal Income Tax Matters

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Exempt Income	Total Distributions Paid
Prime Money Market Fund	$134,759	$—	$—	$134,759
Liquid Assets Money Market Fund	13,027	—	—	13,027
U.S. Government Money Market Fund	17,623	—	—	17,623
U.S. Treasury Plus Money Market Fund	3,741	—	—	3,741
Federal Money Market Fund	1,208	—	—	1,208
100% U.S. Treasury Securities Money Market Fund	2,326	13	—	2,339
Tax Free Money Market Fund	1,911	1,357	1,586	4,854
Municipal Money Market Fund	165	—	285	450

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$40,577	$—	$—	$40,577
Liquid Assets Money Market Fund	6,476	—	—	6,476
U.S. Government Money Market Fund	6,196	—	—	6,196
U.S. Treasury Plus Money Market Fund	239	—	—	239
Federal Money Market Fund	569	—	—	569
100% U.S. Treasury Securities Money Market Fund	633	—	—	633
Tax Free Money Market Fund	391	1,484	1,896	3,771
Municipal Money Market Fund	89	53	277	419

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$19,932	$—	$—	$—
Liquid Assets Money Market Fund	1,545	—	—	—
U.S. Government Money Market Fund	3,614	—	—	—
U.S. Treasury Plus Money Market Fund	985	—	—	—
Federal Money Market Fund	284	—	—	—
100% U.S. Treasury Securities Money Market Fund	941	—	—	—
Tax Free Money Market Fund	287	46	606	—
Municipal Money Market Fund	7	—	80	—

For the Funds, the cumulative timing differences primarily consist of distributions payable and trustee deferred compensation.

As of February 29, 2016, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely

122	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

As of February 29, 2016, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the year ended February 29, 2016, were as follows (amounts in thousands):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$47,560	35	$15

Interest earned as a result of lending money to another fund as of February 29, 2016, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2016, an affiliate of the Adviser had investment discretion with respect to its clients’ holdings in the Funds, which collectively represents the following percentage of each Fund’s net assets:

% of the Fund
Liquid Assets Money Market Fund	56.9%
U.S. Treasury Plus Money Market Fund	15.9
Federal Money Market Fund	42.9
100% U.S. Treasury Securities Money Market Fund	21.7
Tax Free Money Market Fund	20.0
Municipal Money Market Fund	13.3

As of February 29, 2016, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund each had shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that collectively owned shares representing the following percentage of each applicable Fund’s net assets:

	Number of Shareholders	% of the Fund
Liquid Assets Money Market Fund	1	13.8%
U.S. Government Money Market Fund	1	14.8
U.S. Treasury Plus Money Market Fund	1	13.8
Federal Money Market Fund	1	33.6
100% U.S. Treasury Securities Money Market Fund	1	12.4
Tax Free Money Market Fund	1	56.0
Municipal Money Market Fund	2	75.4

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	123

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. At a February 2016 meeting, the Funds’ Board of Trustees approved management’s recommendation that the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund should seek to qualify as Retail money market funds on or before October 1, 2016, that the JPMorgan Prime Money Market Fund will not seek to qualify as a Retail or a Government money market fund and will be required to comply with the floating NAV on or before October 1, 2016 and liquidity fees and redemption gate requirements on October 14, 2016, and that the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund should seek to qualify as Government money market funds on or before October 14, 2016.

124	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Municipal Money Market Fund and JPMorgan U.S. Government Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and JPMorgan Tax Free Money Market Fund (each a separate fund of JPMorgan Trust I) and JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (each a separate fund of JPMorgan Trust II) (hereafter collectively referred to as the “Funds”) at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	125

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

126	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	127

TRUSTEES

(Unaudited) (continued)

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

128	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class C
Actual	$1,000.00	$1,000.10	$1.94	0.39%
Hypothetical	1,000.00	1,022.92	1.96	0.39
Agency
Actual	1,000.00	1,000.60	1.29	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,001.00	0.90	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Cash Management
Actual	1,000.00	1,000.10	1.74	0.35
Hypothetical	1,000.00	1,023.12	1.76	0.35
Direct
Actual	1,000.00	1,000.50	1.34	0.27
Hypothetical	1,000.00	1,023.52	1.36	0.27
Eagle Class
Actual	1,000.00	1,000.10	1.84	0.37
Hypothetical	1,000.00	1,023.02	1.86	0.37
IM
Actual	1,000.00	1,001.10	0.80	0.16
Hypothetical	1,000.00	1,024.07	0.81	0.16
Institutional Class
Actual	1,000.00	1,000.80	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Investor
Actual	1,000.00	1,000.10	1.84	0.37
Hypothetical	1,000.00	1,023.02	1.86	0.37

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	129

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.10	$1.79	0.36%
Hypothetical	1,000.00	1,023.07	1.81	0.36
Premier
Actual	1,000.00	1,000.20	1.69	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34
Reserve
Actual	1,000.00	1,000.10	1.84	0.37
Hypothetical	1,000.00	1,023.02	1.86	0.37
Service
Actual	1,000.00	1,000.10	1.84	0.37
Hypothetical	1,000.00	1,023.02	1.86	0.37

Liquid Assets Money Market Fund
Class C
Actual	1,000.00	1,000.10	1.89	0.38
Hypothetical	1,000.00	1,022.97	1.91	0.38
Agency
Actual	1,000.00	1,000.60	1.29	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Capital
Actual	1,000.00	1,001.00	0.90	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
E*Trade
Actual	1,000.00	1,000.10	1.59	0.32
Hypothetical	1,000.00	1,023.27	1.61	0.32
Institutional Class
Actual	1,000.00	1,000.90	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Investor
Actual	1,000.00	1,000.10	1.79	0.36
Hypothetical	1,000.00	1,023.07	1.81	0.36
Morgan
Actual	1,000.00	1,000.10	1.89	0.38
Hypothetical	1,000.00	1,022.97	1.91	0.38
Premier
Actual	1,000.00	1,000.20	1.79	0.36
Hypothetical	1,000.00	1,023.07	1.81	0.36
Reserve
Actual	1,000.00	1,000.10	1.94	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39
Service
Actual	1,000.00	1,000.10	1.84	0.37
Hypothetical	1,000.00	1,023.02	1.86	0.37

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.20	0.99	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Capital
Actual	1,000.00	1,000.40	0.85	0.17
Hypothetical	1,000.00	1,024.02	0.86	0.17
Direct
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.77	1.11	0.22

130	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Eagle Class
Actual	$1,000.00	$1,000.10	$1.14	0.23%
Hypothetical	1,000.00	1,023.72	1.16	0.23
IM
Actual	1,000.00	1,000.40	0.75	0.15
Hypothetical	1,000.00	1,024.12	0.75	0.15
Institutional Class
Actual	1,000.00	1,000.30	0.90	0.18
Hypothetical	1,000.00	1,023.97	0.91	0.18
Investor
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23
Morgan
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23
Premier
Actual	1,000.00	1,000.10	1.14	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23
Reserve
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.77	1.11	0.22
Service
Actual	1,000.00	1,000.10	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21

U.S. Treasury Plus Money Market Fund
Class C
Actual	1,000.00	1,000.00	0.99	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Agency
Actual	1,000.00	1,000.10	0.94	0.19
Hypothetical	1,000.00	1,023.92	0.96	0.19
Direct
Actual	1,000.00	1,000.10	0.85	0.17
Hypothetical	1,000.00	1,024.02	0.86	0.17
Eagle Class
Actual	1,000.00	1,000.00	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
IM
Actual	1,000.00	1,000.40	0.70	0.14
Hypothetical	1,000.00	1,024.17	0.70	0.14
Institutional Class
Actual	1,000.00	1,000.20	0.80	0.16
Hypothetical	1,000.00	1,024.07	0.81	0.16
Investor
Actual	1,000.00	1,000.00	0.99	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Morgan
Actual	1,000.00	1,000.00	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Premier
Actual	1,000.00	1,000.00	0.99	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	131

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Plus Money Market Fund (continued)
Reserve
Actual	$1,000.00	$1,000.00	$1.04	0.21%
Hypothetical	1,000.00	1,023.82	1.06	0.21
Service
Actual	1,000.00	1,000.00	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21

Federal Money Market Fund
Agency
Actual	1,000.00	1,000.20	0.99	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Institutional Class
Actual	1,000.00	1,000.30	0.85	0.17
Hypothetical	1,000.00	1,024.02	0.86	0.17
Morgan
Actual	1,000.00	1,000.10	1.09	0.22
Hypothetical	1,000.00	1,023.77	1.11	0.22
Premier
Actual	1,000.00	1,000.10	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21
Reserve
Actual	1,000.00	1,000.10	1.04	0.21
Hypothetical	1,000.00	1,023.82	1.06	0.21

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.70	0.14
Hypothetical	1,000.00	1,024.17	0.70	0.14
Capital
Actual	1,000.00	1,000.20	0.60	0.12
Hypothetical	1,000.00	1,024.27	0.60	0.12
Institutional Class
Actual	1,000.00	1,000.10	0.60	0.12
Hypothetical	1,000.00	1,024.27	0.60	0.12
Morgan
Actual	1,000.00	1,000.00	0.75	0.15
Hypothetical	1,000.00	1,024.12	0.75	0.15
Premier
Actual	1,000.00	1,000.00	0.70	0.14
Hypothetical	1,000.00	1,024.17	0.70	0.14
Reserve
Actual	1,000.00	1,000.00	0.85	0.17
Hypothetical	1,000.00	1,024.02	0.86	0.17
Service
Actual	1,000.00	1,000.00	1.99	0.40
Hypothetical	1,000.00	1,022.87	2.01	0.40

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.20	0.15	0.03
Hypothetical	1,000.00	1,024.71	0.15	0.03
Direct
Actual	1,000.00	1,000.20	0.15	0.03
Hypothetical	1,000.00	1,024.71	0.15	0.03

132	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Eagle Class
Actual	$1,000.00	$1,000.20	$0.15	0.03%
Hypothetical	1,000.00	1,024.71	0.15	0.03
Institutional Class
Actual	1,000.00	1,000.20	0.15	0.03
Hypothetical	1,000.00	1,024.71	0.15	0.03
Morgan
Actual	1,000.00	1,000.20	0.15	0.03
Hypothetical	1,000.00	1,024.71	0.15	0.03
Premier
Actual	1,000.00	1,000.20	0.15	0.03
Hypothetical	1,000.00	1,024.71	0.15	0.03
Reserve
Actual	1,000.00	1,000.20	0.15	0.03
Hypothetical	1,000.00	1,024.71	0.15	0.03

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.61	0.25	0.05
E*Trade
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.57	0.30	0.06
Institutional Class
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.57	0.30	0.06
Morgan
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.57	0.30	0.06
Premier
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.61	0.25	0.05
Reserve
Actual	1,000.00	1,000.10	0.25	0.05
Hypothetical	1,000.00	1,024.61	0.25	0.05
Service
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.57	0.30	0.06

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	133

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Long-Term Capital Gain Distribution
100% U.S. Treasury Securities Money Market Fund	$13
Tax Free Money Market Fund	1,357

Qualified Interest Income (QII) and Short Term Capital Gain

Each fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 29, 2016 (amounts in thousands):

	Qualified Interest Income	Short-Term Gain
Prime Money Market Fund	$67,881	$273
Liquid Assets Money Market Fund	6,499	166
U.S. Government Money Market Fund	17,053	570
U.S. Treasury Plus Money Market Fund	3,623	118
Federal Money Market Fund	1,135	73
100% U.S. Treasury Securities Money Market Fund	2,238	88

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 29, 2016 (amounts in thousands):

Exempt Distributions Paid
Tax Free Money Market Fund	$1,586
Municipal Money Market Fund	285

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016:

Income from U.S. Treasury Obligations
Prime Money Market Fund	4.71%
Liquid Assets Money Market Fund	4.34
U.S. Government Money Market Fund	4.43
U.S. Treasury Plus Money Market Fund	60.44
Federal Money Market Fund	12.99
100% U.S. Treasury Securities Money Market Fund	100.00

134	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016	AN-MMKT-216

Annual Report

J.P. Morgan Income Funds

February 29, 2016

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of

2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

CEO’S LETTER

March 16, 2016 (Unaudited)

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices, and prices for other commodities also slumped during the twelve month reporting period.

Meanwhile, interest rates on intermediate and long term bonds moved lower as both domestic and foreign economic and financial factors came into play and periodically influenced market movements. However, interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, thus resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. For the twelve months ended February 29, 2016, the Barclays U.S. Aggregate Index returned 1.50% and the Barclays High Yield Corporate Index returned -8.30%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(1.65)%
Barclays U.S. Aggregate Index	1.50%
Barclays U.S. Corporate Index	(1.49)%

Net Assets as of 2/29/2016 (In Thousands)	$1,818,081
Duration as of 2/29/2016	7.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class shares underperformed both the Barclays U.S. Aggregate Index (the “Index”) and the Barclays U.S. Corporate Index (the “Benchmark”).

In commodity related sectors, a supply/demand imbalance continued throughout the twelve month period, creating volatility and a downward spike in oil prices. Commodity related market fundamentals remained severely challenged. The Fund’s allocations to the basic industry and energy sectors detracted from performance relative to the Benchmark.

The Fund’s security selection in the financials sector made a positive contribution to performance relative to the Benchmark. Within the financials sector, the Fund’s allocation to preferred subordinated bank debt securities helped relative performance. The Fund’s security selection in the consumer non-cyclical sector also made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund relied on a thorough research process with a particular emphasis on three key areas; macro credit strategy, which determines the credit bias of the portfolio; sector strategy that helps determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio. In 2016, the managers trimmed investment positions selectively as profit opportunities presented themselves.

PORTFOLIO COMPOSITION***
Corporate Bonds	87.8%
Preferred Securities	4.3
U.S. Treasury Obligation	1.2
Short-Term Investments	6.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016
	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge*		(5.53)%	0.50%
Without Sales Charge		(1.82)	1.79
CLASS C SHARES	March 1, 2013
With CDSC**		(3.30)	1.30
Without CDSC		(2.30)	1.30
CLASS R6 SHARES	March 1, 2013	(1.55)	2.15
SELECT CLASS SHARES	March 1, 2013	(1.65)	2.05

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Corporate Bond Fund, the Barclays U.S. Aggregate Index, the Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index from March 1, 2013 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. The Barclays U.S. Corporate Index was launched on January 1, 1973. The performance of the Lipper Corporate Debt Funds BBB-Rated Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Lipper Corporate Debt Funds BBB-Rated Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(2.57)%
JPMorgan Corporate Emerging Markets Bond Index Diversified	0.13%

Net Assets as of 2/29/2016 (In Thousands)	$169,871
Duration as of 2/29/2016	5.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Corporate Debt Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (the “Benchmark”).

The Fund’s security selection in Latin America and the Commonwealth of Independent States was a leading detractor from performance relative to the Benchmark. The Fund’s overweight position and security selection in Mexico also detracted from relative performance. The Fund’s overweight position in China, underweight position in Zambia, and its security selection in Indonesia were leading positive contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined top down macro-economic research with bottom up fundamental credit and country analysis. The Fund invested in emerging markets corporate debt, structured as corporate bonds and debt securities, loan assignments, commitments to purchase loan assignments, private placements, restricted securities, and variable and floating rate instruments. During the reporting period, the Fund invested mainly in U.S. dollar denominated debt investments and was overweight in Latin America.

PORTFOLIO COMPOSITION***
Corporate Bonds	93.2%
Preferred Securities	2.8
Supranational	1.2
Others (each less than 1.0%)	0.9
Short-Term Investment	1.9

PORTFOLIO COMPOSITION BY COUNTRY***
Cayman Islands	14.6%
Mexico	10.9
United Kingdom	8.7
Netherlands	6.1
India	6.0
Chile	5.6
Luxembourg	5.1
Turkey	4.9
Peru	3.0
United Arab Emirates	2.8
South Korea	2.7
Hong Kong	2.5
United States	2.3
Brazil	2.1
Israel	1.9
Colombia	1.7
Singapore	1.6
Thailand	1.6
Argentina	1.6
Morocco	1.5
Panama	1.4
Bermuda	1.4
Supranational	1.2
China	1.2
Ireland	1.1
Barbados	1.0
Others (each less than 1.0%)	3.6
Short-Term Investment	1.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	September 4, 2013
With Sales Charge*		(6.49)%	1.10%
Without Sales Charge		(2.82)	2.67
CLASS C SHARES	September 4, 2013
With CDSC**		(4.33)	2.15
Without CDSC		(3.33)	2.15
CLASS R6 SHARES	September 4, 2013	(2.32)	3.17
SELECT CLASS SHARES	September 4, 2013	(2.57)	2.92

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/13 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Emerging Markets Corporate Debt Fund, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI Broad Diversified”) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (“CEMBI Diversified”) from September 4, 2013 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the CEMBI Broad Diversified and the CEMBI Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The CEMBI Broad Diversified and CEMBI Diversified are administered by JPMorgan Securities, Inc., an affiliate of the adviser. The CEMBI Broad Diversified and the CEMBI Diversified are each an expansion of the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(1.04)%
J.P. Morgan Emerging Markets Bond Index Global Diversified[1]	1.72%
J.P. Morgan Emerging Markets Bond Index Global	1.82%

Net Assets as of 2/29/2016 (In Thousands)	$877,569
Duration as of 2/29/2016	6.6 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “Benchmark”).

The Fund’s security selection in the Commonwealth of Independent States, Latin America and Central America and the Caribbean was a leading detractor from performance relative to the Benchmark. The Fund’s allocation to Ukraine and its security selection in Mexico and Russia also detracted from relative performance during the twelve month period.

The Fund’s overweight position in Argentina and its underweight position in Iraq were leading contributors to performance relative to the Benchmark. The Fund’s exposure via foreign currency holdings in South Africa also made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark. As of February 29, 2016, the Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Indonesia	0.21
Mexico	0.20
Peru	0.09
Hungary	0.05
Costa Rica	0.05
Top 5 Underweights:
Malaysia	(0.13)
China	(0.11)
South Africa	(0.09)
Philippines	(0.09)
Chile	(0.08)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(1)	Effective March 31, 2015, the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). The New Benchmark is widely recognized and distributes country weightings more evenly than the J.P. Morgan Emerging Markets Bond Index Global. The Fund’s duration will generally be similar to that of the New Benchmark. Although the types of investments and strategies used by the Fund has not changed, the Fund’s composition and allocations changed as the adviser re-allocated the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	7

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29,2016 (Unaudited) (continued)

PORTFOLIO COMPOSITION*
Foreign Government Securities	75.6%
Corporate Bonds	19.2
U.S. Treasury Obligation	0.1
Short-Term Investment	5.1

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	6.7%
Indonesia	5.6
Turkey	5.2
Hungary	4.0
Philippines	3.1
Peru	3.1
Colombia	3.0
Argentina	3.0
Dominican Republic	2.9
Brazil	2.9
Lebanon	2.9
Panama	2.8
Russia	2.7
Serbia	2.4
Sri Lanka	2.3
Kazakhstan	2.3
Croatia	2.2
Venezuela	2.0
Poland	2.0
Romania	2.0
Ivory Coast	1.8
Ukraine	1.8
Uruguay	1.7
South Africa	1.7
Netherlands	1.7
Chile	1.6
Costa Rica	1.6
United Kingdom	1.4
Pakistan	1.4
El Salvador	1.3
Ecuador	1.2
Lithuania	1.2
Honduras	1.1
Ireland	1.0
Others (each less than 1.0%)	11.3
Short-Term Investment	5.1

*	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 30, 2006
With Sales Charge*		(5.02)%	3.49%	4.12%
Without Sales Charge		(1.31)	4.29	4.52
CLASS C SHARES	June 30, 2006
With CDSC**		(2.68)	3.79	4.03
Without CDSC		(1.68)	3.79	4.03
CLASS R5 SHARES	May 15, 2006	(0.71)	4.78	4.99
CLASS R6 SHARES	July 2, 2012	(0.67)	4.81	5.01
SELECT CLASS SHARES	April 17, 1997	(1.04)	4.56	4.77

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Markets Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global. The Fund’s past performance may have been different if the Fund was managed relative to the Diversified Index.

The returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global Diversified and the

J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Emerging Market Hard Currency Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index Global Diversified and the J.P. Morgan Emerging Markets Bond Index Global (the “Indices”) track total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Indices does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Indices are administered by JPMorgan Securities Inc., an affiliate of the adviser. The Lipper Emerging Market Hard Currency Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	9

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Reporting Period Return:
Fund (Select Class Shares)*	(3.85)%
Barclays U.S. Universal Index	0.94%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 2/29/2016 (In Thousands)	$13,720,400
Duration as of 2/29/2016	6.0 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to an index during the reporting period. The Fund attempts to achieve a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target index weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to an index, its return was compared to the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed both the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the twelve months ended February 29, 2016, the Fund underperformed both the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. During the twelve month reporting period, high yield bonds (also known as “junk bonds”) generally underperformed other sectors of the bond market amid weakness in global energy prices and volatility in global markets.

The Fund’s allocation to high yields bonds and its allocation to the alternative credit sector (including long positions established by selling credit default swaps) were leading detractors from absolute performance and performance relative to the Barclays U.S. Universal Index.

The Fund’s allocation to commercial mortgage-backed securities was a leading contributor to absolute and relative performance during the twelve month reporting period.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 24% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 4% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. As of the end of the reporting period, the Fund used credit default swaps to establish long positions in the high yield sector and short positions in the investment grade corporate credit and emerging markets debt sectors.

LONG POSITION PORTFOLIO COMPOSITION***
Corporate Bonds	42.7%
Collateralized Mortgage Obligations	7.2
Loan Assignments	6.8
Private Placements	6.3
Asset-Backed Securities	4.9
Insurance-Linked Securities	3.0
Commercial Mortgage-Backed Securities	1.6
Exchange Traded Funds	1.0
Others (each less than 1.0%)	2.2
Short-Term Investments	24.3

SHORT POSITION PORTFOLIO COMPOSITION****
Corporate Bonds	100.0%

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	October 10, 2008
With Sales Charge*		(7.63)%	0.17%	3.99%
Without Sales Charge		(4.02)	0.94	4.53
CLASS C SHARES	October 10, 2008
With CDSC**		(5.50)	0.44	4.02
Without CDSC		(4.50)	0.44	4.02
CLASS R5 SHARES	October 10, 2008	(3.64)	1.39	5.00
SELECT CLASS SHARES	October 10, 2008	(3.85)	1.20	4.80

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/10/08 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 10, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from October 10, 2008 to February 29, 2016. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	11

JPMorgan Total Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(0.76)%
Barclays U.S. Aggregate Index	1.50%

Net Assets as of 2/29/2016 (In Thousands)	$474,738
Duration as of 2/29/2016	4.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund (Select Class Shares) underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). During the period, investment grade debt generally outperformed high yield bonds (also known as “junk bonds”). The Fund’s out-of-Benchmark position in high yield bonds was a leading detractor from both absolute performance and performance relative to the Benchmark.

The Fund’s allocation to investment grade bonds and agency mortgage-backed securities was a leading contributor to absolute and relative performance during the twelve month reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund had an overweight position in the high yield and non-agency mortgage sectors and an underweight position in the emerging markets debt and sovereign debt sectors.

The Fund’s portfolio managers used credit default swaps to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they felt were not attractive from a valuation perspective. These positions helped the Fund’s performance relative to the Benchmark. The Fund also used interest rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates, which detracted from relative performance. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market funds to support those positions.

LONG POSITION PORTFOLIO COMPOSITION***
Corporate Bonds	46.8%
Mortgage Pass-Through Securities	22.8
U.S. Treasury Obligations	3.5
U.S. Government Agency Securities	3.2
Collateralized Mortgage Obligations	2.0
Insurance-Linked Securities	1.9
Asset-Backed Securities	1.4
Others (each less than 1.0%)	1.3
Short-Term Investments	17.1

SHORT POSITION PORTFOLIO COMPOSITION****
Corporate Bond	100.0%

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 16, 2008
With Sales Charge*		(4.64)%	2.94%	5.27%
Without Sales Charge		(0.88)	3.74	5.79
CLASS C SHARES	June 16, 2008
With CDSC**		(2.56)	3.05	5.11
Without CDSC		(1.56)	3.05	5.11
CLASS R2 SHARES	March 18, 2014	(1.33)	3.67	5.82
CLASS R5 SHARES	June 16, 2008	(0.69)	3.96	6.02
CLASS R6 SHARES	March 18, 2014	(0.63)	3.99	6.03
SELECT CLASS SHARES	June 16, 2008	(0.76)	3.84	5.90

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Total Return Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from June 16, 2008 to February 29, 2016. The performance of the Lipper Core Plus Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	13

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(2.09)%
Barclays U.S. Aggregate Index	1.50%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 2/29/2016 (In Thousands)	$2,818,933
Duration as of 2/29/2016. . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . .	3.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Index”). The Fund’s allocation to high yield bonds (also known as “junk bonds”), which are not held in the Index, was a leading detractor from relative performance.

In terms of absolute performance, the Fund’s security selection in investment grade bonds, high yield bonds and government bonds detracted from performance. The Fund’s exposure to foreign currencies was a modest detractor from absolute performance. Meanwhile, the Fund’s positioning in securitized debt made a positive contribution to absolute performance.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund was invested in investment grade corporate debt, high yield corporate debt, asset-backed securities, mortgage-backed securities, U.S. Treasury securities, developed market sovereign bonds, municipal securities and emerging market debt.

Throughout the reporting period, the Fund’s managers sought to invest opportunistically across different markets and sectors. The managers applied a flexible investment approach that allowed the Fund to shift its allocations based on changing market conditions during the reporting period.

During the twelve month period, the Fund’s managers reduced their exposure to investment grade corporate debt. The Fund also reduced its exposure to emerging markets debt and remained cautiously positioned in the sector given weakened fundamentals and volatile commodity prices. The managers increased the Fund’s exposure to agency mortgages, which remained relatively stable during the period. The managers also increased the Fund’s exposure to sovereign government debt, particularly after the European Central Bank unveiled further stimulus measures in December 2015. The Fund’s duration was adjusted throughout the reporting period, increasing from 1.90 years at the end of February 2015 to 3.05 years at the end of February 2016.

PORTFOLIO COMPOSITION***
Corporate Bonds	32.3%
Mortgage Pass-Through Securities	14.2
Foreign Government Securities	12.5
Asset-Backed Securities	11.2
Collateralized Mortgage Obligations	5.5
Commercial Mortgage-Backed Securities	4.8
Convertible Bonds	2.2
Preferred Securities	2.1
Loan Assignments	1.2
Others (each less than 1.0%)	0.0	(a)
Short-Term Investment	14.0

PORTFOLIO COMPOSITION BY COUNTRY***
United States	55.3%
Italy	7.5
Spain	6.5
Cayman Islands	3.0
Luxembourg	2.5
United Kingdom	2.4
Netherlands	2.2
France	2.1
Ireland	1.2
Others (each less than 1.0%)	3.3
Short-Term Investment	14.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	December 1, 2010
With Sales Charge*		(5.95)%	1.42%	1.55%
Without Sales Charge		(2.25)	2.20	2.29
CLASS C SHARES	December 1, 2010
With CDSC**		(3.74)	1.68	1.78
Without CDSC		(2.74)	1.68	1.78
CLASS R2 SHARES	December 1, 2010	(2.52)	1.95	2.04
CLASS R5 SHARES	December 1, 2010	(1.90)	2.64	2.74
CLASS R6 SHARES	November 1, 2011	(1.73)	2.69	2.78
SELECT CLASS SHARES	December 1, 2010	(2.09)	2.44	2.54

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been higher than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Unconstrained Debt Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from December 1, 2010 to February 29, 2016. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	15

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 87.0%
	Consumer Discretionary — 5.8%
	Auto Components — 0.1%
1,000	Dana Holding Corp., 6.000%, 09/15/23	955
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	685

		1,640

	Automobiles — 0.3%
2,695	Daimler Finance North America LLC, 2.250%, 09/03/19 (e)	2,681
490	Ford Motor Co., 4.750%, 01/15/43	450
	General Motors Co.,
1,065	5.200%, 04/01/45	920
450	6.250%, 10/02/43	440
835	6.750%, 04/01/46	874

		5,365

	Distributors — 0.1%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	1,568

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27	574

	Hotels, Restaurants & Leisure — 0.6%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	521
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	755
500	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	472
	McDonald’s Corp.,
740	2.100%, 12/07/18	749
630	2.750%, 12/09/20	648
2,045	3.700%, 02/15/42	1,770
610	4.700%, 12/09/35	631
1,705	4.875%, 12/09/45	1,800
	MGM Resorts International,
1,250	6.750%, 10/01/20	1,337
1,000	7.750%, 03/15/22	1,090
500	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	504
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	478

		10,755

	Internet & Catalog Retail — 0.2%
4,135	Amazon.com, Inc., 3.800%, 12/05/24	4,437

	Media — 3.7%
	21st Century Fox America, Inc.,
1,155	3.700%, 10/15/25	1,162

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
1,455	4.750%, 09/15/44	1,364
3,465	4.950%, 10/15/45	3,377
	CCO Safari II LLC,
1,950	3.579%, 07/23/20 (e)	1,954
3,265	4.464%, 07/23/22 (e)	3,315
3,975	4.908%, 07/23/25 (e)	4,078
2,615	6.484%, 10/23/45 (e)	2,757
	Clear Channel Worldwide Holdings, Inc.,
1,600	Series B, 6.500%, 11/15/22	1,552
500	Series B, 7.625%, 03/15/20	440
	Comcast Corp.,
1,310	4.500%, 01/15/43	1,345
4,120	4.600%, 08/15/45	4,353
4,120	4.750%, 03/01/44	4,329
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3,360	4.450%, 04/01/24	3,534
1,565	5.150%, 03/15/42	1,452
	DISH DBS Corp.,
1,000	5.875%, 11/15/24	899
1,500	6.750%, 06/01/21	1,528
1,705	NBCUniversal Media LLC, 4.450%, 01/15/43	1,704
485	Neptune Finco Corp., 10.125%, 01/15/23 (e)	522
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	507
500	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	506
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,037
	Sirius XM Radio, Inc.,
2,000	5.750%, 08/01/21 (e)	2,075
250	6.000%, 07/15/24 (e)	263
	Time Warner Cable, Inc.,
1,140	5.000%, 02/01/20	1,210
3,675	5.500%, 09/01/41	3,271
	Time Warner, Inc.,
11,142	4.750%, 03/29/21	12,013
1,200	4.850%, 07/15/45	1,119
1,185	4.900%, 06/15/42	1,040
715	5.350%, 12/15/43	680
5,531	Viacom, Inc., 4.375%, 03/15/43	3,772

		67,158

	Multiline Retail — 0.2%
2,205	Kohl’s Corp., 5.550%, 07/17/45	1,944
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	861

		2,805

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Specialty Retail — 0.6%
	Home Depot, Inc. (The),
3,560	2.000%, 04/01/21	3,581
2,705	4.250%, 04/01/46	2,827
1,000	L Brands, Inc., 6.625%, 04/01/21	1,119
1,710	Lowe’s Cos., Inc., 4.375%, 09/15/45	1,796
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	473
1,275	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,310

		11,106

	Total Consumer Discretionary	105,408

	Consumer Staples — 6.4%
	Beverages — 2.1%
	Anheuser-Busch InBev Finance, Inc.,
7,295	1.900%, 02/01/19	7,364
785	2.625%, 01/17/23	775
5,765	2.650%, 02/01/21	5,863
3,700	3.650%, 02/01/26	3,819
2,620	4.700%, 02/01/36	2,747
9,885	4.900%, 02/01/46	10,593
3,283	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	3,247
4,215	PepsiCo, Inc., 4.450%, 04/14/46	4,520

		38,928

	Food & Staples Retailing — 1.6%
	CVS Health Corp.,
2,600	3.875%, 07/20/25	2,781
3,385	4.875%, 07/20/35	3,636
2,670	5.125%, 07/20/45	2,996
599	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	632
	Kroger Co. (The),
1,380	3.850%, 08/01/23	1,475
1,655	5.150%, 08/01/43	1,824
6,486	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	6,503
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43	1,447
6,430	4.300%, 04/22/44	6,792

		28,086

	Food Products — 0.6%
1,470	Kraft Foods Group, Inc., 5.000%, 06/04/42	1,524

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
	Kraft Heinz Foods Co.,
299	4.875%, 02/15/25 (e)	327
5,924	5.200%, 07/15/45 (e)	6,378
1,750	Post Holdings, Inc., 7.375%, 02/15/22	1,855

		10,084

	Tobacco — 2.1%
	Altria Group, Inc.,
4,740	2.625%, 01/14/20	4,828
2,850	4.000%, 01/31/24	3,062
1,420	4.250%, 08/09/42	1,354
2,069	4.500%, 05/02/43	2,047
2,285	5.375%, 01/31/44	2,580
	B.A.T. International Finance plc, (United Kingdom),
3,220	2.750%, 06/15/20 (e)	3,288
856	3.250%, 06/07/22 (e)	884
1,660	Imperial Tobacco Finance plc, (United Kingdom), 4.250%, 07/21/25 (e)	1,728
	Philip Morris International, Inc.,
2,005	4.125%, 03/04/43	1,984
5,565	4.250%, 11/10/44	5,687
	Reynolds American, Inc.,
1,670	2.300%, 06/12/18	1,688
3,240	4.450%, 06/12/25	3,518
1,225	5.700%, 08/15/35	1,383
3,910	5.850%, 08/15/45	4,588

		38,619

	Total Consumer Staples	115,717

	Energy — 4.9%
	Energy Equipment & Services — 0.2%
1,075	Ensco plc, (United Kingdom), 4.700%, 03/15/21	576
	Halliburton Co.,
1,850	2.700%, 11/15/20	1,816
1,710	5.000%, 11/15/45	1,520

		3,912

	Oil, Gas & Consumable Fuels — 4.7%
1,685	Anadarko Petroleum Corp., 4.500%, 07/15/44	1,155
	BP Capital Markets plc, (United Kingdom),
2,275	2.750%, 05/10/23	2,153
3,010	3.062%, 03/17/22	2,927
2,195	3.814%, 02/10/24	2,181
463	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	370

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	17

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Chevron Corp.,
1,736	2.355%, 12/05/22	1,666
3,515	2.419%, 11/17/20	3,510
2,280	ConocoPhillips Co., 3.350%, 05/15/25	2,018
	Devon Energy Corp.,
3,015	3.250%, 05/15/22	2,322
4,280	5.000%, 06/15/45	2,814
3,340	Enable Midstream Partners LP, 3.900%, 05/15/24	2,133
4,470	Encana Corp., (Canada), 5.150%, 11/15/41	2,490
1,840	Energy Transfer Partners LP, 3.600%, 02/01/23	1,526
	Enterprise Products Operating LLC,
3,000	2.550%, 10/15/19	2,903
1,555	3.750%, 02/15/25	1,474
3,524	3.900%, 02/15/24	3,335
3,798	4.850%, 03/15/44	3,259
500	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	146
5,520	Exxon Mobil Corp., 2.726%, 03/01/23	5,520
	Kinder Morgan Energy Partners LP,
2,905	3.500%, 09/01/23	2,442
365	5.000%, 08/15/42	278
1,110	5.000%, 03/01/43	849
2,985	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	3,007
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	19
2,420	Magellan Midstream Partners LP, 5.000%, 03/01/26	2,469
2,710	MPLX LP, 4.000%, 02/15/25	2,055
4,535	Noble Energy, Inc., 5.250%, 11/15/43	3,347
4,560	ONEOK Partners LP, 4.900%, 03/15/25	3,731
4,245	Phillips 66, 4.875%, 11/15/44	3,821
	Plains All American Pipeline LP/PAA Finance Corp.,
2,370	3.650%, 06/01/22	1,952
3,310	5.750%, 01/15/20	3,191
3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	3,550
	Sunoco Logistics Partners Operations LP,
2,945	5.300%, 04/01/44	2,174
5,625	5.350%, 05/15/45	4,175
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	1,493

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
238	Total Capital International S.A., (France), 2.700%, 01/25/23	228
472	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	388
1,998	Western Gas Partners LP, 3.950%, 06/01/25	1,456
500	Whiting Petroleum Corp., 5.750%, 03/15/21	234
1,567	Williams Partners LP, 4.000%, 09/15/25	1,194

		85,955

	Total Energy	89,867

	Financials — 38.1%
	Banks — 16.3%
8,010	ABN AMRO Bank N.V., (Netherlands), 2.450%, 06/04/20 (e)	7,988
	Bank of America Corp.,
4,520	3.300%, 01/11/23	4,509
4,965	3.875%, 08/01/25	5,095
2,250	4.250%, 10/22/26	2,220
2,680	4.450%, 03/03/26	2,680
1,760	5.000%, 01/21/44	1,869
2,775	Series L, 2.250%, 04/21/20	2,717
11,521	Series L, 2.600%, 01/15/19	11,578
7,335	Series L, 3.950%, 04/21/25	7,069
	Bank of America N.A.,
4,645	1.650%, 03/26/18	4,626
7,265	1.750%, 06/05/18	7,219
11,020	2.050%, 12/07/18	11,025
1,615	Bank of Montreal, (Canada), 2.375%, 01/25/19	1,634
2,575	Bank of Nova Scotia (The), (Canada), 2.350%, 10/21/20	2,576
2,290	Banque Federative du Credit Mutuel S.A., (France), 2.750%, 10/15/20 (e)	2,291
3,606	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	3,817
7,860	Barclays plc, (United Kingdom), 2.000%, 03/16/18	7,708
	Branch Banking & Trust Co.,
2,780	2.850%, 04/01/21	2,840
4,490	3.625%, 09/16/25	4,637
	Capital One Bank USA N.A.,
1,280	2.250%, 02/13/19	1,272
11,895	3.375%, 02/15/23	11,569
	Citigroup, Inc.,
360	1.750%, 05/01/18	357
12,895	1.800%, 02/05/18	12,810

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Banks — continued
1,815	2.500%, 09/26/18	1,826
830	2.500%, 07/29/19	832
7,385	3.700%, 01/12/26	7,541
3,005	4.300%, 11/20/26	2,914
4,935	4.400%, 06/10/25	4,909
3,880	4.450%, 09/29/27	3,817
	Credit Agricole S.A., (France),
5,910	2.750%, 06/10/20 (e)	5,949
2,125	VAR, 8.125%, 09/19/33 (e)	2,226
2,870	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.125%, 12/10/20 (e)	2,818
	Discover Bank,
4,115	2.000%, 02/21/18	4,066
2,515	3.200%, 08/09/21	2,498
5,520	4.200%, 08/08/23	5,607
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	542
6,280	4.125%, 08/12/20 (e)	6,673
2,575	Huntington National Bank (The), 2.200%, 11/06/18	2,564
	Intesa Sanpaolo S.p.A., (Italy),
3,935	3.875%, 01/15/19	4,005
4,680	5.710%, 01/15/26 (e)	4,465
	Lloyds Bank plc, (United Kingdom),
7,785	1.750%, 03/16/18	7,749
5,060	2.050%, 01/22/19	5,050
4,050	2.700%, 08/17/20	4,063
4,145	Mizuho Bank Ltd., (Japan), 2.700%, 10/20/20 (e)	4,196
555	MUFG Americas Holdings Corp., 3.000%, 02/10/25	536
3,050	MUFG Union Bank N.A., 2.250%, 05/06/19	3,036
	Royal Bank of Canada, (Canada),
8,195	2.000%, 12/10/18	8,225
5,135	2.500%, 01/19/21	5,191
2,590	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	2,322
	Skandinaviska Enskilda Banken AB, (Sweden),
5,000	1.750%, 03/19/18 (e)	5,004
1,480	2.375%, 11/20/18 (e)	1,491
8,995	2.625%, 11/17/20 (e)	9,062
1,635	Societe Generale S.A., (France), 5.625%, 11/24/45	1,446
9,065	Svenska Handelsbanken AB, (Sweden), 2.400%, 10/01/20	9,093

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
5,305	Toronto-Dominion Bank (The), (Canada), 2.500%, 12/14/20	5,366
	Wells Fargo & Co.,
8,695	2.500%, 03/04/21	8,705
10,555	2.550%, 12/07/20	10,632
2,470	4.300%, 07/22/27	2,563
4,580	4.650%, 11/04/44	4,480
2,155	4.900%, 11/17/45	2,185
1,290	5.375%, 11/02/43	1,395
8,280	Wells Fargo Bank N.A., 1.650%, 01/22/18	8,314
2,950	Westpac Banking Corp., (Australia), 2.600%, 11/23/20	2,978

		296,440

	Capital Markets — 6.8%
	Bank of New York Mellon Corp. (The),
1,235	2.500%, 04/15/21	1,244
9,425	Series G, 2.150%, 02/24/20	9,425
	Credit Suisse AG, (Switzerland),
10,715	1.700%, 04/27/18	10,602
4,580	1.750%, 01/29/18	4,552
6,565	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	6,403
	Goldman Sachs Group, Inc. (The),
6,340	2.375%, 01/22/18	6,378
3,100	2.550%, 10/23/19	3,105
1,465	2.625%, 01/31/19	1,478
3,275	2.750%, 09/15/20	3,268
14,136	3.500%, 01/23/25	13,996
725	3.625%, 01/22/23	737
4,660	3.750%, 02/25/26	4,697
1,380	4.000%, 03/03/24	1,429
2,195	4.250%, 10/21/25	2,184
2,205	4.750%, 10/21/45	2,243
3,285	5.150%, 05/22/45	3,132
	Morgan Stanley,
2,000	2.375%, 07/23/19	1,994
5,765	2.450%, 02/01/19	5,793
1,870	2.650%, 01/27/20	1,867
4,810	2.800%, 06/16/20	4,834
925	3.700%, 10/23/24	937
2,288	3.750%, 02/25/23	2,340
3,385	3.950%, 04/23/27	3,269
3,510	4.000%, 07/23/25	3,621
3,780	4.300%, 01/27/45	3,604

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Capital Markets — continued
6,605	4.750%, 03/22/17	6,821
5,895	Series F, 3.875%, 04/29/24	6,057
802	State Street Corp., 2.550%, 08/18/20	819
6,000	UBS AG, (Switzerland), 1.800%, 03/26/18	6,006

		122,835

	Consumer Finance — 5.7%
2,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 2.750%, 05/15/17	1,982
1,780	American Express Co., 1.550%, 05/22/18	1,761
6,245	American Express Credit Corp., 1.875%, 11/05/18	6,259
	Ford Motor Credit Co. LLC,
4,515	3.200%, 01/15/21	4,457
2,515	3.219%, 01/09/22	2,446
7,170	3.664%, 09/08/24	6,961
4,625	4.134%, 08/04/25	4,604
750	4.250%, 09/20/22	764
2,970	4.375%, 08/06/23	3,048
	General Motors Financial Co., Inc.,
8,115	2.400%, 04/10/18	7,973
8,408	2.625%, 07/10/17	8,373
5,895	3.100%, 01/15/19	5,832
235	3.250%, 05/15/18	234
2,415	3.700%, 11/24/20	2,375
2,710	4.000%, 01/15/25	2,510
3,860	4.200%, 03/01/21	3,865
	HSBC USA, Inc.,
4,030	2.350%, 03/05/20	3,949
9,225	2.375%, 11/13/19	9,127
8,490	2.750%, 08/07/20	8,434
	John Deere Capital Corp.,
3,090	2.375%, 07/14/20	3,128
1,575	2.450%, 09/11/20	1,603
	Synchrony Financial,
4,380	2.700%, 02/03/20	4,293
3,280	3.750%, 08/15/21	3,298
1,195	4.250%, 08/15/24	1,193
1,632	4.500%, 07/23/25	1,652
4,125	Toyota Motor Credit Corp., 1.700%, 02/19/19	4,134

		104,255

	Diversified Financial Services — 1.3%
1,200	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	1,227
2,000	Berkshire Hathaway, Inc., 4.500%, 02/11/43	2,016
3,054	GE Capital International Funding Co., (Ireland), 2.342%, 11/15/20 (e)	3,085

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Service — continued
	National Rural Utilities Cooperative Finance Corp.,
2,390	2.700%, 02/15/23	2,400
2,245	2.850%, 01/27/25	2,233
1,465	Nationwide Building Society, (United Kingdom), 3.900%, 07/21/25 (e)	1,531
	Shell International Finance B.V., (Netherlands),
4,825	1.625%, 11/10/18	4,753
4,830	4.550%, 08/12/43	4,609
2,260	Voya Financial, Inc., 2.900%, 02/15/18	2,280

		24,134

	Insurance — 3.2%
	ACE INA Holdings, Inc.,
800	2.300%, 11/03/20	804
1,065	2.875%, 11/03/22	1,084
1,705	4.350%, 11/03/45	1,788
	American International Group, Inc.,
2,415	3.300%, 03/01/21	2,441
1,005	3.875%, 01/15/35	850
2,755	4.500%, 07/16/44	2,411
3,715	4.800%, 07/10/45	3,415
4,780	4.875%, 06/01/22	5,099
	MetLife, Inc.,
410	4.050%, 03/01/45	370
3,325	4.125%, 08/13/42	3,009
1,085	4.600%, 05/13/46	1,073
380	4.721%, 12/15/44	381
1,100	6.400%, 12/15/36	1,076
	Metropolitan Life Global Funding I,
5,000	2.300%, 04/10/19 (e)	5,019
4,625	3.000%, 01/10/23 (e)	4,585
	New York Life Global Funding,
2,095	2.100%, 01/02/19 (e)	2,115
2,570	2.150%, 06/18/19 (e)	2,592
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,536
695	2.200%, 05/16/19 (e)	695
2,460	2.550%, 11/24/20 (e)	2,471
	Prudential Financial, Inc.,
1,030	3.500%, 05/15/24	1,009
4,285	5.100%, 08/15/43	4,286
3,060	5.375%, 06/21/20	3,379
1,160	VAR, 5.200%, 03/15/44	1,089
3,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	3,938

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Insurance — continued
1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,152

		57,667

	Real Estate Investment Trusts (REITs) — 4.4%
	American Tower Corp.,
1,875	3.400%, 02/15/19	1,906
2,510	3.450%, 09/15/21	2,505
3,815	4.000%, 06/01/25	3,808
1,310	4.400%, 02/15/26	1,338
1,680	4.500%, 01/15/18	1,748
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,186
	Boston Properties LP,
2,635	3.650%, 02/01/26	2,668
1,210	3.850%, 02/01/23	1,247
3,775	Brixmor Operating Partnership LP, 3.875%, 08/15/22	3,510
1,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	965
1,000	Corrections Corp. of America, 4.625%, 05/01/23	1,005
	Crown Castle International Corp.,
1,615	3.400%, 02/15/21	1,625
4,690	4.450%, 02/15/26	4,758
4,740	DDR Corp., 3.500%, 01/15/21	4,795
5,740	Duke Realty LP, 3.875%, 02/15/21	5,917
1,000	GEO Group, Inc. (The), 5.875%, 01/15/22	1,008
	HCP, Inc.,
775	3.150%, 08/01/22	725
5,060	4.000%, 12/01/22	4,953
2,285	4.000%, 06/01/25	2,160
1,415	4.200%, 03/01/24	1,354
	Kimco Realty Corp.,
6,240	3.125%, 06/01/23	6,136
1,545	3.200%, 05/01/21	1,568
910	Liberty Property LP, 4.400%, 02/15/24	945
	Prologis LP,
2,635	3.750%, 11/01/25	2,685
920	4.250%, 08/15/23	978
2,070	Realty Income Corp., 4.125%, 10/15/26	2,113
3,265	Simon Property Group LP, 3.500%, 09/01/25	3,365
340	Ventas Realty LP, 4.375%, 02/01/45	306
2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,427
668	Weingarten Realty Investors, 4.450%, 01/15/24	692

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — continued
	Welltower, Inc.,
1,320	3.750%, 03/15/23	1,308
4,170	4.000%, 06/01/25	4,095
4,000	4.250%, 04/01/26	3,982

		79,781

	Real Estate Management & Development — 0.0% (g)
500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	508

	Thrifts & Mortgage Finance — 0.4%
7,345	BPCE S.A., (France), 2.650%, 02/03/21	7,328

	Total Financials	692,948

	Health Care — 8.9%
	Biotechnology — 1.7%
	Amgen, Inc.,
5,515	3.625%, 05/22/24	5,677
2,320	4.400%, 05/01/45	2,216
	Baxalta, Inc.,
1,320	3.600%, 06/23/22 (e)	1,309
2,900	4.000%, 06/23/25 (e)	2,861
1,415	5.250%, 06/23/45 (e)	1,354
3,045	Biogen, Inc., 5.200%, 09/15/45	3,119
	Celgene Corp.,
1,445	2.875%, 08/15/20	1,462
3,755	3.875%, 08/15/25	3,870
	Gilead Sciences, Inc.,
1,780	3.650%, 03/01/26	1,863
3,305	4.500%, 02/01/45	3,356
660	4.600%, 09/01/35	687
2,175	4.750%, 03/01/46	2,294
475	4.800%, 04/01/44	499

		30,567

	Health Care Equipment & Supplies — 0.7%
3,485	Becton, Dickinson & Co., 3.734%, 12/15/24	3,599
	Medtronic, Inc.,
7,515	3.150%, 03/15/22	7,834
1,780	4.625%, 03/15/45	1,895

		13,328

	Health Care Providers & Services — 2.3%
2,970	Aetna, Inc., 3.500%, 11/15/24	2,989
	Anthem, Inc.,
620	2.300%, 07/15/18	623
3,635	3.500%, 08/15/24	3,599
1,130	3.700%, 08/15/21	1,168

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Providers & Services — continued
650	4.625%, 05/15/42	615
1,330	5.100%, 01/15/44	1,318
1,905	Cigna Corp., 4.000%, 02/15/22	2,006
	Express Scripts Holding Co.,
3,000	3.500%, 06/15/24	2,872
3,325	4.500%, 02/25/26	3,352
800	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	874
	HCA, Inc.,
1,000	5.875%, 02/15/26	1,030
1,000	6.500%, 02/15/20	1,108
500	HealthSouth Corp., 5.750%, 11/01/24 (e)	505
350	Kindred Healthcare, Inc., 8.750%, 01/15/23	314
	McKesson Corp.,
1,035	2.850%, 03/15/23	1,014
4,500	3.796%, 03/15/24	4,626
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20	283
720	6.000%, 10/01/20	764
250	6.750%, 02/01/20	240
1,500	8.125%, 04/01/22	1,475
	UnitedHealth Group, Inc.,
1,475	2.700%, 07/15/20	1,515
3,955	3.100%, 03/15/26	3,983
1,900	3.750%, 07/15/25	2,021
1,545	3.950%, 10/15/42	1,495
1,455	4.750%, 07/15/45	1,591

		41,380

	Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc.,
4,010	3.300%, 02/15/22	4,010
2,730	4.150%, 02/01/24	2,850

		6,860

	Pharmaceuticals — 3.8%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17	2,318
1,755	2.900%, 11/06/22	1,741
2,745	3.200%, 11/06/22	2,768
6,815	3.600%, 05/14/25	6,958
	Actavis Funding SCS, (Luxembourg),
6,051	2.350%, 03/12/18	6,088
7,007	3.000%, 03/12/20	7,122
5,645	3.450%, 03/15/22	5,757
1,655	3.850%, 06/15/24	1,708

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
1,680	4.750%, 03/15/45	1,718
775	4.850%, 06/15/44	795
4,469	Actavis, Inc., 1.875%, 10/01/17	4,473
8,070	AstraZeneca plc, (United Kingdom), 3.375%, 11/16/25	8,211
	Forest Laboratories LLC,
935	4.375%, 02/01/19 (e)	983
4,298	4.875%, 02/15/21 (e)	4,688
2,820	Johnson & Johnson, 3.700%, 03/01/46	2,825
	Merck & Co., Inc.,
1,560	2.350%, 02/10/22	1,566
3,050	3.700%, 02/10/45	2,910
1,440	Mylan, Inc., 2.600%, 06/24/18	1,428
	Perrigo Finance Unlimited Co., (Ireland),
600	3.500%, 12/15/21	594
1,455	3.900%, 12/15/24	1,419
616	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	600
1,165	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	1,150
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e)	1,137
1,100	7.250%, 07/15/22 (e)	1,007
500	7.500%, 07/15/21 (e)	471

		70,435

	Total Health Care	162,570

	Industrials — 3.8%
	Aerospace & Defense — 0.8%
750	Bombardier, Inc., (Canada), 7.500%, 03/15/25 (e)	527
	Lockheed Martin Corp.,
1,390	3.550%, 01/15/26	1,456
2,780	3.800%, 03/01/45	2,595
2,722	4.700%, 05/15/46	2,927
2,378	Northrop Grumman Corp., 3.850%, 04/15/45	2,287
1,370	Textron, Inc., 3.875%, 03/01/25	1,376
2,435	United Technologies Corp., 4.150%, 05/15/45	2,387

		13,555

	Air Freight & Logistics — 0.1%
2,250	FedEx Corp., 4.100%, 02/01/45	2,002

	Airlines — 0.4%
3,655	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	3,491

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Airlines — continued
1,409	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,402
525	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	553
676	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	773
922	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18	985
579	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	582

		7,786

	Commercial Services & Supplies — 0.1%
750	ACCO Brands Corp., 6.750%, 04/30/20	793
1,000	ADT Corp. (The), 3.500%, 07/15/22	838

		1,631

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	364

	Industrial Conglomerates — 0.8%
	General Electric Co.,
1,530	4.125%, 10/09/42	1,547
1,094	4.375%, 09/16/20	1,209
10,490	4.500%, 03/11/44	11,237

		13,993

	Machinery — 0.1%
1,249	Caterpillar, Inc., 4.300%, 05/15/44	1,217
1,000	Terex Corp., 6.000%, 05/15/21	945

		2,162

	Road & Rail — 1.0%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	710
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21	1,397
2,190	4.150%, 04/01/45	2,121
2,080	4.450%, 03/15/43	2,114
700	4.700%, 09/01/45	742
3,505	4.900%, 04/01/44	3,771
	Hertz Corp. (The),
750	5.875%, 10/15/20	728
1,000	6.250%, 10/15/22	951
500	7.375%, 01/15/21	496
5,670	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	5,779

		18,809

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — 0.5%
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18	6,561
1,000	5.875%, 04/01/19	1,056
1,250	United Rentals North America, Inc., 7.625%, 04/15/22	1,329

		8,946

	Total Industrials	69,248

	Information Technology — 4.8%
	Communications Equipment — 1.1%
500	Avaya, Inc., 7.000%, 04/01/19 (e)	307
7,725	Cisco Systems, Inc., 2.200%, 02/28/21	7,798
1,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	990
	Harris Corp.,
890	2.700%, 04/27/20	887
1,100	3.832%, 04/27/25	1,116
2,070	5.054%, 04/27/45	2,121
6,674	QUALCOMM, Inc., 4.800%, 05/20/45	6,150

		19,369

	Electronic Equipment, Instruments & Components — 0.1%
1,250	Zebra Technologies Corp., 7.250%, 10/15/22	1,303

	IT Services — 0.7%
649	First Data Corp., 6.750%, 11/01/20 (e)	685
	International Business Machines Corp.,
4,075	3.375%, 08/01/23	4,232
355	3.625%, 02/12/24	373
	Visa, Inc.,
2,370	3.150%, 12/14/25	2,462
4,130	4.300%, 12/14/45	4,435

		12,187

	Semiconductors & Semiconductor Equipment — 0.4%
235	Amkor Technology, Inc., 6.625%, 06/01/21	216
4,711	Intel Corp., 4.900%, 07/29/45	5,110
	Micron Technology, Inc.,
1,000	5.250%, 01/15/24 (e)	840
500	5.875%, 02/15/22	460
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	776

		7,402

	Software — 1.4%
1,500	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,515
1,000	Infor U.S., Inc., 6.500%, 05/15/22 (e)	868

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Software — continued
	Microsoft Corp.,
1,315	3.500%, 11/15/42	1,190
5,435	3.750%, 02/12/45	5,262
5,365	4.450%, 11/03/45	5,717
	Oracle Corp.,
1,645	2.500%, 05/15/22	1,654
3,450	4.125%, 05/15/45	3,401
5,765	4.500%, 07/08/44	5,945

		25,552

	Technology Hardware, Storage & Peripherals — 1.1%
	Apple, Inc.,
4,510	2.150%, 02/09/22	4,467
3,330	2.700%, 05/13/22	3,382
4,575	3.250%, 02/23/26	4,723
5,915	3.450%, 02/09/45	5,145
3,140	3.850%, 05/04/43	2,920

		20,637

	Total Information Technology	86,450

	Materials — 1.4%
	Chemicals — 0.4%
750	Ashland, Inc., 4.750%, 08/15/22	741
520	CF Industries, Inc., 4.950%, 06/01/43	409
750	Hexion, Inc., 6.625%, 04/15/20	592
	Huntsman International LLC,
500	4.875%, 11/15/20	471
1,000	5.125%, 11/15/22 (e)	915
585	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	573
3,775	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	3,387

		7,088

	Containers & Packaging — 0.2%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	981
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	5.750%, 10/15/20	1,027
1,000	9.000%, 04/15/19	1,004

		3,012

	Metals & Mining — 0.8%
	BHP Billiton Finance USA Ltd., (Australia),
3,650	3.850%, 09/30/23	3,646
1,090	4.125%, 02/24/42	922

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
915	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	641
3,265	Glencore Funding LLC, 4.000%, 04/16/25 (e)	2,351
3,663	Nucor Corp., 5.200%, 08/01/43	3,410
4,062	Rio Tinto Finance USA Ltd., (Australia), 3.750%, 06/15/25	3,880

		14,850

	Total Materials	24,950

	Telecommunication Services — 5.0%
	Diversified Telecommunication Services — 4.7%
	AT&T, Inc.,
6,755	3.000%, 06/30/22	6,694
14,100	3.400%, 05/15/25	13,851
5,055	4.300%, 12/15/42	4,319
6,185	4.800%, 06/15/44	5,663
635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	641
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.125%, 05/01/23 (e)	744
750	6.625%, 01/31/22	788
750	7.375%, 06/01/20	780
	CenturyLink, Inc.,
750	Series W, 6.750%, 12/01/23	733
250	Series T, 5.800%, 03/15/22	243
1,250	Frontier Communications Corp., 11.000%, 09/15/25 (e)	1,252
400	GCI, Inc., 6.750%, 06/01/21	396
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	5.500%, 08/01/23	650
1,750	7.250%, 10/15/20	1,207
1,000	Level 3 Financing, Inc., 5.625%, 02/01/23	1,032
1,467	Orange S.A., (France), 5.500%, 02/06/44	1,607
540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	535
850	Sprint Capital Corp., 8.750%, 03/15/32	655
675	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	715
	Verizon Communications, Inc.,
480	2.450%, 11/01/22	464
2,000	2.625%, 02/21/20	2,027
9,785	3.500%, 11/01/24	9,992
4,569	3.850%, 11/01/42	3,827
4,016	4.272%, 01/15/36	3,708
4,985	4.500%, 09/15/20	5,421
1,394	4.522%, 09/15/48	1,272
13,276	4.862%, 08/21/46	12,970

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
675	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	699
2,000	Windstream Services LLC, 7.750%, 10/01/21	1,614
1,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	985

		85,484

	Wireless Telecommunication Services — 0.3%
1,905	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	1,898
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	415
	Sprint Corp.,
1,000	7.625%, 02/15/25	715
1,250	7.875%, 09/15/23	925
500	T-Mobile USA, Inc., 6.731%, 04/28/22	523

		4,476

	Total Telecommunication Services	89,960

	Utilities — 7.9%
	Electric Utilities — 5.6%
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,761
600	4.150%, 08/15/44	611
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22	2,995
2,045	3.350%, 07/01/23	2,127
2,670	Commonwealth Edison Co., 4.350%, 11/15/45	2,834
	Duke Energy Corp.,
2,336	3.050%, 08/15/22	2,341
3,300	3.750%, 04/15/24	3,404
3,000	3.950%, 10/15/23	3,114
3,925	5.050%, 09/15/19	4,287
4,420	Duke Energy Progress LLC, 4.150%, 12/01/44	4,511
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,135
	Entergy Arkansas, Inc.,
2,000	3.050%, 06/01/23	2,015
640	3.500%, 04/01/26	676
3,105	Entergy Corp., 4.000%, 07/15/22	3,260
804	FirstEnergy Solutions Corp., 6.800%, 08/15/39	715
4,500	FirstEnergy Transmission LLC, 4.350%, 01/15/25 (e)	4,696
	Florida Power & Light Co.,
6,330	3.125%, 12/01/25	6,566
1,565	4.050%, 10/01/44	1,634

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
1,845	Indiana Michigan Power Co., Series K, 4.550%, 03/15/46	1,839
	ITC Holdings Corp.,
2,010	3.650%, 06/15/24	1,990
1,794	6.050%, 01/31/18 (e)	1,918
3,405	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	3,516
1,140	Kentucky Utilities Co., 4.375%, 10/01/45	1,218
570	Louisville Gas & Electric Co., 4.375%, 10/01/45	615
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	826
1,075	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	834
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,435
	Oncor Electric Delivery Co. LLC,
1,645	2.150%, 06/01/19	1,632
498	2.950%, 04/01/25	487
	Pacific Gas & Electric Co.,
1,925	2.950%, 03/01/26	1,939
3,155	3.400%, 08/15/24	3,285
1,195	3.500%, 06/15/25	1,248
4,085	4.300%, 03/15/45	4,212
4,235	PacifiCorp, 2.950%, 02/01/22	4,359
	PPL Capital Funding, Inc.,
750	4.700%, 06/01/43	763
5,185	Series A, VAR, 6.700%, 03/30/67	3,891
2,120	Public Service Electric & Gas Co., 3.800%, 03/01/46	2,111
	Southern California Edison Co.,
2,170	Series B, 2.400%, 02/01/22	2,178
2,930	Series C, 3.600%, 02/01/45	2,805
3,565	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	3,190
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	1,996
	Xcel Energy, Inc.,
2,830	3.300%, 06/01/25	2,870
1,955	4.700%, 05/15/20	2,123

		101,962

	Gas Utilities — 0.1%
	Dominion Gas Holdings LLC,
1,035	2.500%, 12/15/19	1,039
1,850	4.600%, 12/15/44	1,741

		2,780

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.3%
1,000	Dynegy, Inc., 7.375%, 11/01/22	835
1,085	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,086
	Oglethorpe Power Corp.,
700	4.550%, 06/01/44	697
630	5.375%, 11/01/40	702
	Southern Power Co.,
1,690	5.150%, 09/15/41	1,569
385	5.250%, 07/15/43	365

		5,254

	Multi-Utilities — 1.9%
	Berkshire Hathaway Energy Co.,
3,847	3.500%, 02/01/25	3,914
3,650	4.500%, 02/01/45	3,622
4,235	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	4,500
	Dominion Resources, Inc.,
2,430	3.625%, 12/01/24	2,431
2,585	3.900%, 10/01/25	2,619
1,050	4.450%, 03/15/21	1,129
4,175	4.700%, 12/01/44	4,014
4,330	NiSource Finance Corp., 4.800%, 02/15/44	4,489
4,040	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	2,929
	Sempra Energy,
830	2.400%, 03/15/20	815
3,704	2.875%, 10/01/22	3,584

		34,046

	Total Utilities	144,042

	Total Corporate Bonds (Cost $1,605,118)	1,581,160

Preferred Securities — 4.2% (x)
	Financials — 4.0%
	Banks — 1.7%
2,600	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	2,647
	Bank of America Corp.,
7,000	Series K, VAR, 8.000%, 01/30/18	7,000
2,650	Series V, VAR, 5.125%, 06/17/19	2,451
	Citigroup, Inc.,
5,220	Series M, VAR, 6.300%, 05/15/24	4,881
4,050	Series P, VAR, 5.950%, 05/15/25	3,807
GBP 3,595	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	3,344

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
EUR 1,850	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	1,902
	Lloyds Banking Group plc, (United Kingdom),
EUR 1,200	VAR, 6.375%, 06/27/20	1,211
2,765	VAR, 7.500%, 06/27/24	2,585
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,212

		31,040

	Capital Markets — 1.9%
7,975	Bank of New York Mellon Corp. (The), Series E, VAR, 4.950%, 06/20/20	7,800
1,800	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	1,733
	Goldman Sachs Group, Inc. (The),
4,500	Series L, VAR, 5.700%, 05/10/19	4,309
5,950	Series M, VAR, 5.375%, 05/10/20	5,667
	Morgan Stanley,
7,280	Series H, VAR, 5.450%, 07/15/19	6,807
3,890	Series J, VAR, 5.550%, 07/15/20	3,773
5,195	State Street Corp., Series F, VAR, 5.250%, 09/15/20	5,163

		35,252

	Insurance — 0.4%
7,804	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	7,357

	Total Financials	73,649

	Industrials — 0.2%
	Industrial Conglomerates — 0.2%
2,960	General Electric Co., Series D, VAR, 5.000%, 01/21/21	3,004

	Total Preferred Securities (Cost $80,849)	76,653

U.S. Treasury Obligation — 1.2%
21,620	U.S. Treasury Note, 1.250%, 11/15/18 (Cost $21,632)	21,835

Short-Term Investments — 6.6%
	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bills,
1,634	0.174%, 03/17/16 (k) (n)	1,634
375	0.356%, 07/07/16 (k) (n)	374

	Total U.S. Treasury Obligations (Cost $2,008)	2,008

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE

Short-Term Investments — continued
	Investment Company — 6.5%
118,772	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l)	118,772

	Total Short-Term Investments (Cost $120,780)	120,780

	Total Investments — 99.0% (Cost $1,828,379)	1,800,428
	Other Assets in Excess of Liabilities — 1.0%	17,653

	NET ASSETS — 100.0%	1,818,081

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,461	U.S. Treasury Long Bond	06/21/16	USD	240,380	1,218
424	2 Year U.S. Treasury Note	06/30/16	USD	92,664	(27)

	Short Futures Outstanding
(363)	10 Year U.S. Treasury Note	06/21/16	USD	(47,377)	(24)
(1,019)	Ultra Long Term U.S. Treasury Bond	06/21/16	USD	(176,446)	(1,190)
(98)	5 Year U.S. Treasury Note	06/30/16	USD	(11,857)	(5)

					(28)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,373	EUR	Citibank, N.A.	03/16/16	1,553	1,494	(59)
2,951	EUR	Morgan Stanley	03/16/16	3,251	3,212	(39)
72	EUR	Royal Bank of Canada	03/16/16	80	78	(2)
270	EUR	Standard Chartered Bank	03/16/16	304	294	(10)
55	EUR	State Street Corp.	03/16/16	61	60	(1)
34	GBP	Barclays Bank plc	03/16/16	50	48	(2)
20	GBP	Deutsche Bank AG	03/16/16	29	28	(1)
1,489	GBP	HSBC Bank, N.A.	03/16/16	2,111	2,072	(39)
27	GBP	Merrill Lynch International	03/16/16	40	38	(2)
				7,479	7,324	(155)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	27

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
38	EUR	Citibank, N.A.	03/16/16	42	42	—	(h)
66	EUR	Goldman Sachs International	03/16/16	74	72	2
39	EUR	HSBC Bank, N.A.	03/16/16	43	42	1
7,262	EUR	Royal Bank of Canada	03/16/16	8,219	7,902	317
68	EUR	Societe Generale	03/16/16	76	74	2
38	EUR	Standard Chartered Bank	03/16/16	41	41	—	(h)
88	EUR	State Street Corp.	03/16/16	97	95	2
20	GBP	HSBC Bank, N.A.	03/16/16	28	27	1
48	GBP	Royal Bank of Canada	03/16/16	70	68	2
1,503	GBP	Standard Chartered Bank	03/16/16	2,174	2,092	82
				10,864	10,455	409

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 91.9%
	Argentina — 1.5%
	YPF S.A.,
210	8.750%, 04/04/24 (e)	206
1,600	Reg. S, 8.750%, 04/04/24	1,572
830	Reg. S, 8.500%, 07/28/25	808

		2,586

	Barbados — 1.0%
1,660	Columbus International, Inc., Reg. S, 7.375%, 03/30/21	1,708

	Bermuda — 1.4%
1,789	Digicel Group Ltd., Reg. S, 8.250%, 09/30/20	1,382
950	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21	900

		2,282

	Brazil — 2.1%
770	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20	712
626	Banco do Brasil S.A., 3.875%, 10/10/22	509
620	Cia Brasileira de Aluminio, Reg. S, 4.750%, 06/17/24	466
200	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	196
	Itau Unibanco Holding S.A.,
590	Reg. S, 5.125%, 05/13/23	534
590	Reg. S, 5.500%, 08/06/22	548
901	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	596

		3,561

	Canada — 0.1%
	Pacific Exploration & Production Corp.,
110	5.625%, 01/19/25 (d)	11
390	Reg. S, 5.125%, 03/28/23 (d)	41
1,740	Reg. S, 5.625%, 01/19/25 (d)	183

		235

	Cayman Islands — 13.7%
560	Agricola Senior Trust, 6.750%, 06/18/20 (e)	552
	Agromercantil Senior Trust,
140	6.250%, 04/10/19 (e)	141
580	Reg. S, 6.250%, 04/10/19	584
320	AKCB Finance Ltd., Reg. S, 3.250%, 10/22/18	325
870	Alibaba Group Holding Ltd., Reg. S, 3.600%, 11/28/24	855
1,270	Amber Circle Funding Ltd., Reg. S, 3.250%, 12/04/22	1,302
1,400	BOS Funding Ltd., 3.374%, 06/08/20	1,358
475	Cementos Progreso Trust, Reg. S, 7.125%, 11/06/23	484

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Cayman Islands – continued
380	China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	415
	Comcel Trust Via Comunicaciones Celulares S.A.,
200	6.875%, 02/06/24 (e)	178
1,240	Reg. S, 6.875%, 02/06/24	1,107
200	Country Garden Holdings Co., Ltd., Reg. S, 7.250%, 04/04/21	203
370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	368
1,010	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	1,015
710	ENN Energy Holdings Ltd., Reg. S, 3.250%, 10/23/19	705
1,080	HPHT Finance 15 Ltd., 2.875%, 03/17/20 (e)	1,083
330	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	338
350	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	322
890	JAFZ Sukuk 2019 Ltd., Reg. S, 7.000%, 06/19/19	991
440	Kuwait Projects Co., Reg. S, 4.800%, 02/05/19	450
230	KWG Property Holding Ltd., 8.250%, 08/05/19	237
	Lamar Funding Ltd.,
1,090	3.958%, 05/07/25 (e)	945
980	Reg. S, 3.958%, 05/07/25	853
840	MAF Sukuk Ltd., 4.500%, 11/03/25	844
1,874	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	389
340	Rakfunding Cayman Ltd., Reg. S, 3.250%, 06/24/19	337
360	Sable International Finance Ltd., 6.875%, 08/01/22	343
409	Saudi Electricity Global Sukuk Co. 2, Reg. S, 5.060%, 04/08/43	352
550	Saudi Electricity Global Sukuk Co. 3, Reg. S, 5.500%, 04/08/44	496
	Semiconductor Manufacturing International Corp.,
200	4.125%, 10/07/19 (e)	203
750	Reg. S, 4.125%, 10/07/19	762
960	Shimao Property Holdings Ltd., 8.375%, 02/10/22	1,013
260	Sino MTN Ltd., Reg. S, 3.250%, 09/21/17	264
810	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/18	835
1,010	Suzano Trading Ltd., Reg. S, 5.875%, 01/23/21	1,014
200	Tencent Holdings Ltd., 3.375%, 05/02/19 (e)	205
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	203
	Vale Overseas Ltd.,
860	4.375%, 01/11/22	660
894	6.875%, 11/21/36	605

		23,336

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	29

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Chile — 5.5%
330	Banco Santander Chile, Reg. S, 3.875%, 09/20/22	332
760	Celulosa Arauco y Constitucion S.A., 4.500%, 08/01/24	754
	Cencosud S.A.,
400	5.150%, 02/12/25 (e)	369
1,160	Reg. S, 6.625%, 02/12/45	981
440	Colbun S.A., Reg. S, 4.500%, 07/10/24	430
	E.CL S.A.,
570	Reg. S, 4.500%, 01/29/25	573
120	Reg. S, 5.625%, 01/15/21	131
500	Embotelladora Andina S.A., Reg. S, 5.000%, 10/01/23	517
	Empresa Electrica Angamos S.A.,
200	4.875%, 05/25/29 (e)	173
2,660	Reg. S, 4.875%, 05/25/29	2,301
760	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	690
	Empresa Nacional de Telecomunicaciones S.A.,
200	4.750%, 08/01/26 (e)	178
1,580	Reg. S, 4.750%, 08/01/26	1,402
530	Reg. S, 4.875%, 10/30/24	488

		9,319

	China — 1.1%
1,020	Bank of China Ltd., Reg. S, 5.000%, 11/13/24	1,054
400	China Uranium Development Co., Ltd., Reg. S, 3.500%, 10/08/18	408
460	Industrial & Commercial Bank of China Macau Ltd., VAR, 3.875%, 09/10/24	463

		1,925

	Colombia — 1.0%
530	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	499
1,186	Bancolombia S.A., 5.950%, 06/03/21	1,225

		1,724

	Hong Kong — 1.9%
1,140	Bank of East Asia Ltd. (The), VAR, 4.250%, 11/20/24	1,110
	CITIC Ltd.,
730	6.625%, 04/15/21	846
1,070	Reg. S, 6.375%, 04/10/20	1,211

		3,167

	India — 5.9%
1,120	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,128
810	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	841

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	India — continued
	ICICI Bank Ltd.,
270	Reg. S, 3.500%, 03/18/20	274
750	Reg. S, 5.750%, 11/16/20	835
620	Indian Railway Finance Corp., Ltd., Reg. S, 3.917%, 02/26/19	637
530	JSW Steel Ltd., 4.750%, 11/12/19	400
	NTPC Ltd.,
380	4.375%, 11/26/24	387
1,120	Reg. S, 4.750%, 10/03/22	1,185
830	Oil India Ltd., 3.875%, 04/17/19	841
1,310	ONGC Videsh Ltd., Reg. S, 3.250%, 07/15/19	1,311
870	Power Grid Corp. of India Ltd., Reg. S, 3.875%, 01/17/23	871
1,240	Tata Motors Ltd., 4.625%, 04/30/20	1,267

		9,977

	Ireland — 1.1%
800	Alfa Bank SC Via Alfa Bond Issuance plc, Reg. S, 7.750%, 04/28/21	838
1,050	MMC Norilsk Nickel OJSC via MMC Finance Ltd., 6.625%, 10/14/22 (e)	1,072

		1,910

	Israel — 1.9%
1,210	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	1,160
	Israel Electric Corp., Ltd.,
1,450	Reg. S, 5.000%, 11/12/24 (e)	1,483
510	Reg. S, 6.875%, 06/21/23	591

		3,234

	Kazakhstan — 0.3%
640	KazMunayGas National Co. JSC, Reg. S, 4.400%, 04/30/23	549

	Luxembourg — 5.0%
	Gazprom OAO Via Gaz Capital S.A.,
490	Reg. S, 3.850%, 02/06/20	465
590	Reg. S, 4.950%, 07/19/22	558
1,160	Reg. S, 6.510%, 03/07/22	1,179
460	Reg. S, 9.250%, 04/23/19	516
408	Klabin Finance S.A., Reg.S, 5.250%, 07/16/24	362
	Millicom International Cellular S.A.,
640	6.000%, 03/15/25 (e)	559
200	6.625%, 10/15/21 (e)	188
590	Reg. S, 6.625%, 10/15/21	555
390	Offshore Drilling Holding S.A., Reg. S, 8.375%, 09/20/20	228

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Luxembourg — continued
	Sberbank of Russia Via SB Capital S.A.,
580	Reg. S, 5.250%, 05/23/23	502
1,650	Reg. S, 6.125%, 02/07/22	1,695
1,670	Severstal OAO Via Steel Capital S.A., Reg. S, 5.900%, 10/17/22	1,647

		8,454

	Malaysia — 0.3%
450	SSG Resources Ltd., Reg. S, 4.250%, 10/04/22	457

	Mexico — 10.8%
400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	364
1,090	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	1,098
1,880	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	1,992
2,020	Cemex S.A.B. de C.V., Reg. S, 5.700%, 01/11/25	1,762
430	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42	396
220	El Puerto de Liverpool S.A.B. de C.V., 3.950%, 10/02/24 (e)	213
	Elementia S.A.B. de C.V.,
200	5.500%, 01/15/25 (e)	187
750	Reg. S, 5.500%, 01/15/25	701
1,840	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	1,684
540	Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/22 (e)	505
1,580	Grupo Televisa S.A.B., 5.000%, 05/13/45	1,320
1,550	Mexichem S.A.B. de C.V., Reg. S, 5.875%, 09/17/44	1,279
1,636	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	1,342
1,530	Nemak S.A.B. de C.V., Reg. S, 5.500%, 02/28/23	1,528
	Petroleos Mexicanos,
1,030	6.375%, 01/23/45	891
690	6.875%, 08/04/26 (e)	713
760	Sigma Alimentos S.A. de C.V., Reg. S, 6.875%, 12/16/19	836
1,465	Sixsigma Networks Mexico S.A. de C.V., Reg. S, 8.250%, 11/07/21	1,274
200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	185

		18,270

	Morocco — 1.5%
	OCP S.A.,
200	5.625%, 04/25/24 (e)	204
670	Reg. S, 4.500%, 10/22/25	624

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Morocco — continued
	1,000	Reg. S, 5.625%, 04/25/24	1,017
	750	Reg. S, 6.875%, 04/25/44	729

			2,574

		Netherlands — 6.0%
		Bharti Airtel International Netherlands B.V.,
EUR	100	3.375%, 05/20/21 (e)	112
	EUR 330	Reg. S, 3.375%, 05/20/21	369
	1,530	Reg. S, 5.125%, 03/11/23	1,599
	362	Embraer Netherlands Finance B.V., 5.050%, 06/15/25	302
	880	Listrindo Capital B.V., Reg. S, 6.950%, 02/21/19	896
	1,210	Lukoil International Finance B.V., Reg. S, 4.563%, 04/24/23	1,098
		Petrobras Global Finance B.V.,
	260	4.375%, 05/20/23	177
	2,010	5.375%, 01/27/21	1,498
	1,290	5.750%, 01/20/20	1,021
	310	6.250%, 03/17/24	225
		VimpelCom Holdings B.V.,
	1,520	Reg. S, 5.950%, 02/13/23	1,436
	620	Reg. S, 7.504%, 03/01/22	636
	870	VTR Finance B.V., Reg. S, 6.875%, 01/15/24	812

			10,181

		Norway — 0.2%
	700	DNO ASA, 8.750%, 06/18/20 (e)	403

		Panama — 1.4%
	410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	308
	400	Banco Internacional del Peru SAA, Reg. S, 5.750%, 10/07/20	426
	736	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	746
		Global Bank Corp.,
	200	5.125%, 10/30/19 (e)	195
	750	Reg. S, 5.125%, 10/30/19	734

			2,409

		Paraguay — 0.1%
	150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	151

		Peru — 3.0%
	1,200	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	1,252
	706	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	729
	320	Cementos Pacasmayo SAA, Reg. S, 4.500%, 02/08/23	298

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Corporate Bonds — continued
		Peru — continued
	220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	209
	1,240	Corp. Lindley S.A., Reg. S, 6.750%, 11/23/21	1,367
	1,290	Transportadora de Gas del Peru S.A., Reg. S, 4.250%, 04/30/28	1,180

			5,035

		Philippines — 0.3%
	500	SM Investments Corp., Reg. S, 4.250%, 10/17/19	516

		Singapore — 1.6%
	1,270	Olam International Ltd., 4.500%, 02/05/20	1,245
	210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	207
		United Overseas Bank Ltd.,
	200	VAR, 2.875%, 10/17/22	202
	1,070	VAR, 3.750%, 09/19/24	1,093

			2,747

		South Africa — 0.7%
	1,420	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	1,235

		South Korea — 2.6%
	1,180	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	1,201
	530	KT Corp., Reg. S, 2.625%, 04/22/19	536
	306	National Federation Of Fisheries Cooperatives, 2.625%, 04/16/19	310
	230	NongHyup Bank, 2.750%, 09/29/19 (e)	234
		Woori Bank,
	500	4.750%, 04/30/24 (e)	515
	1,620	Reg. S, 4.750%, 04/30/24	1,668

			4,464

		Sweden — 0.9%
EUR	690	Orlen Capital AB, Reg. S, 2.500%, 06/30/21	752
	800	Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, Reg. S, 4.630%, 09/26/22	819

			1,571

		Thailand — 1.6%
	1,120	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	1,167
		PTT PCL,
	990	Reg. S, 3.375%, 10/25/22	992
	550	Reg. S, 4.500%, 10/25/42	514

			2,673

		Turkey — 4.8%
	1,740	Akbank TAS, 5.125%, 03/31/25 (e)	1,649

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Turkey — continued
870	Finansbank AS, Reg. S, 6.250%, 04/30/19	906
850	Tupras Turkiye Petrol Rafinerileri A.S., Reg. S, 4.125%, 05/02/18	844
420	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	396
430	Turkcell Iletisim Hizmetleri A.S., Reg. S, 5.750%, 10/15/25	411
1,700	Turkiye Garanti Bankasi A.S., Reg. S, 5.250%, 09/13/22	1,689
840	Turkiye Halk Bankasi A.S., Reg. S, 4.750%, 06/04/19	835
560	Turkiye Is Bankasi, Reg. S, 5.500%, 04/21/19	572
850	Turkiye Sise ve Cam Fabrikalari A.S., Reg. S, 4.250%, 05/09/20	822

		8,124

	United Arab Emirates — 2.8%
870	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.875%, 05/06/24	857
800	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	886
1,780	DP World Ltd., Reg. S, 6.850%, 07/02/37	1,722
430	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20	507
740	Emirates NBD PJSC, 3.250%, 11/19/19	739

		4,711

	United Kingdom — 7.7%
1,080	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	1,102
1,200	Double Rosy Ltd., 3.625%, 11/18/19	1,207
1,010	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	1,059
320	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	352
890	Fresnillo plc, Reg. S, 5.500%, 11/13/23	893
760	Gold Fields Orogen Holdings BVI Ltd, Reg. S, 4.875%, 10/07/20	651
1,050	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	677
1,360	Hikma Pharmaceuticals plc, 4.250%, 04/10/20	1,324
	HLP Finance Ltd.,
250	4.750%, 06/25/22	264
200	Reg. S, 4.450%, 04/16/21	208
750	Reg. S, 4.750%, 06/25/22	790
820	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	865
440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	461

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	United Kingdom — continued
1,270	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	1,335
590	Petra Diamonds U.S. Treasury plc, 8.250%, 05/31/20 (e)	461
430	Sino-Ocean Land Treasure Finance II Ltd., Reg. S, 4.450%, 02/04/20	425
1,040	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,015

		13,089

	United States — 2.1%
	Cemex Finance LLC,
300	Reg. S, 6.000%, 04/01/24	269
930	Reg. S, 9.375%, 10/12/22	972
620	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	678
	Southern Copper Corp.,
1,195	5.250%, 11/08/42	887
950	5.875%, 04/23/45	751

		3,557

	Total Corporate Bonds (Cost $164,231)	156,134

Foreign Government Securities — 0.7%
	Russia — 0.7%
	Russian Federation,
800	Reg. S, 5.000%, 04/29/20	834
400	Reg. S, 5.875%, 09/16/43	398

	Total Foreign Government Securities (Cost $1,225)	1,232

Preferred Securities — 2.8% (x)
	Cayman Islands — 0.7%
1,120	MAF Global Securities Ltd., VAR, 7.125%, 10/29/18	1,159

	Colombia — 0.6%
1,390	Colombia Telecomunicaciones S.A. ESP, VAR, 8.500%, 03/30/20 (e)	1,060

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hong Kong — 0.6%
940	China CITIC Bank International Ltd., VAR, 7.250%, 04/22/19	959

	United Kingdom — 0.9%
850	CCCI Treasure Ltd., VAR, 3.500%, 04/21/20	837
700	Dianjian Haixing Ltd., VAR, 4.050%, 10/21/19	709

		1,546

	Total Preferred Securities (Cost $5,122)	4,724

Supranational — 1.1%
1,060	Africa Finance Corp., 4.375%, 04/29/20 (e)	1,056
910	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 05/07/20 (e)	905

	Total Supranational (Cost $1,958)	1,961

U.S. Treasury Obligation — 0.2%
295	U.S. Treasury Note, 0.496%, 08/31/16 (Cost $295) (k) (n)	295

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
3,174	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $3,174)	3,174

	Total Investments — 98.6% (Cost $176,005)	167,520
	Other Assets in Excess of Liabilities — 1.4%	2,351

	NET ASSETS — 100.0%	169,871

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	2 Year U.S. Treasury Note	06/30/16	USD	3,278	(1)
80	5 Year U.S. Treasury Note	06/30/16	USD	9,679	18

	Short Futures Outstanding
(57)	10 Year U.S. Treasury Note	06/21/16	USD	(7,439)	(5)
(15)	U.S. Treasury Long Bond	06/21/16	USD	(2,468)	(5)

					7

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
338	EUR	Royal Bank of Scotland	03/31/16	369	368	(1)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,416	EUR	BNP Paribas	03/31/16	1,537	1,542	(5)

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 19.1%
	Azerbaijan — 0.8%
	State Oil Co. of the Azerbaijan Republic,
6,500	6.950%, 03/18/30	5,483
2,000	Reg. S, 4.750%, 03/13/23	1,685

		7,168

	Bermuda — 0.2%
2,080	Digicel Ltd., 6.750%, 03/01/23 (e)	1,763

	Brazil — 0.6%
5,900	Caixa Economica Federal, Reg. S, 4.500%, 10/03/18	5,614

	Cayman Islands — 0.3%
1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	1,108
1,393	China Overseas Finance Cayman VI Ltd., 5.950%, 05/08/24	1,578

		2,686

	Chile — 1.6%
	Corp. Nacional del Cobre de Chile,
1,140	Reg. S, 3.000%, 07/17/22	1,071
700	Reg. S, 3.875%, 11/03/21	705
4,600	Reg. S, 4.500%, 08/13/23	4,609
1,000	Reg. S, 4.500%, 09/16/25	989
2,600	Reg. S, 4.875%, 11/04/44	2,232
2,400	Reg. S, 5.625%, 10/18/43	2,285
2,270	Empresa Nacional de Telecomunicaciones S.A., 4.750%, 08/01/26 (e)	2,015

		13,906

	Croatia — 0.2%
1,623	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,653

	Georgia — 0.2%
1,615	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	1,670

	Hong Kong — 0.2%
1,650	CITIC Ltd., Reg. S, 6.800%, 01/17/23	1,953

	Hungary — 0.2%
1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,345

	India — 0.9%
	Export-Import Bank of India,
800	2.750%, 08/12/20	793
5,100	Reg. S, 4.000%, 01/14/23	5,216
1,560	ICICI Bank Ltd., 3.500%, 03/18/20 (e)	1,582

		7,591

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Indonesia — 1.7%
	Pertamina Persero PT,
3,450	Reg. S, 4.875%, 05/03/22	3,398
1,600	Reg. S, 5.250%, 05/23/21	1,620
3,354	Reg. S, 6.000%, 05/03/42	2,783
7,900	Reg. S, 6.450%, 05/30/44	6,992

		14,793

	Ireland — 1.0%
	Vnesheconombank Via VEB Finance plc,
4,100	Reg. S, 4.224%, 11/21/18	3,956
850	Reg. S, 5.375%, 02/13/17	850
4,100	Reg. S, 6.025%, 07/05/22	3,885

		8,691

	Kazakhstan — 1.1%
	KazMunayGas National Co. JSC,
3,491	Reg. S, 4.400%, 04/30/23	2,994
400	Reg. S, 6.375%, 04/09/21	397
2,350	Reg. S, 7.000%, 05/05/20	2,413
3,875	Reg. S, 9.125%, 07/02/18	4,174

		9,978

	Luxembourg — 0.2%
1,900	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 7.750%, 05/29/18	2,002

	Malaysia — 0.6%
3,800	Petroliam Nasional Bhd, Reg. S, 7.625%, 10/15/26	5,063

	Mexico — 3.9%
2,100	Banco Nacional de Comercio Exterior SNC, 4.375%, 10/14/25 (e)	2,071
2,000	Cemex S.A.B. de C.V., Reg. S, 6.125%, 05/05/25	1,785
	Comision Federal de Electricidad,
1,800	Reg. S, 4.875%, 01/15/24	1,791
850	Reg. S, 5.750%, 02/14/42	782
	Petroleos Mexicanos,
190	3.500%, 07/18/18	189
1,370	4.875%, 01/18/24	1,267
2,770	5.500%, 01/21/21	2,790
991	5.500%, 06/27/44	759
3,000	6.375%, 01/23/45	2,595
3,840	6.500%, 06/02/41	3,338
1,320	6.625%, 06/15/35	1,186
8,600	6.875%, 08/04/26 (e)	8,884
2,300	Reg. S, 3.500%, 07/23/20	2,173

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Mexico — continued
5,157	Reg. S, 5.625%, 01/23/46	3,997
420	VAR, 2.640%, 07/18/18	404

		34,011

	Morocco — 0.2%
2,150	OCP S.A., Reg. S, 6.875%, 04/25/44	2,088

	Netherlands — 1.2%
2,879	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	2,382
1,380	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	1,570
9,222	Petrobras Global Finance B.V., 5.375%, 01/27/21	6,871

		10,823

	Peru — 0.2%
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	747
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	685

		1,432

	Philippines — 0.4%
	Power Sector Assets & Liabilities Management Corp.,
1,930	7.390%, 12/02/24 (e)	2,531
1,000	Reg. S, 7.390%, 12/02/24	1,311

		3,842

	South Africa — 0.6%
	Eskom Holdings SOC Ltd.,
1,920	7.125%, 02/11/25 (e)	1,661
1,326	Reg. S, 5.750%, 01/26/21	1,153
2,920	Reg. S, 6.750%, 08/06/23	2,523

		5,337

	Sri Lanka — 0.4%
1,630	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,654
1,550	National Savings Bank, Reg. S, 8.875%, 09/18/18	1,589

		3,243

	Tunisia — 0.3%
2,621	Banque Centrale de Tunisie International Bond, Reg. S, 5.750%, 01/30/25	2,267

	United Kingdom — 1.4%
1,800	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	1,982
3,430	Oschadbank Via SSB #1 plc, Reg. S, SUB, 9.375%, 03/10/23	2,838

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United Kingdom — continued
3,010	Sinochem Overseas Capital Co., Ltd., Reg. S, 4.500%, 11/12/20	3,170
2,850	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	3,229
1,743	Ukreximbank Via Biz Finance plc, Reg. S, 9.750%, 01/22/25	1,412

		12,631

	United States — 0.4%
900	Cemex Finance LLC, Reg. S, 6.000%, 04/01/24	809
2,990	Southern Copper Corp., 5.875%, 04/23/45	2,362

		3,171

	Venezuela — 0.3%
	Petroleos de Venezuela S.A.,
6,093	5.375%, 04/12/27	1,901
3,270	Reg. S, 6.000%, 11/15/26	1,013

		2,914

	Total Corporate Bonds (Cost $176,658)	167,635

Foreign Government Securities — 75.3%
	Angola — 0.6%
6,434	Republic of Angola, 9.500%, 11/12/25 (e)	5,517

	Argentina — 3.0%
800	Provincia de Buenos Aires, Reg. S, 9.375%, 09/14/18	824
	Republic of Argentina,
16,700	6.266%, 12/15/35 (d)	1,929
11,191	8.280%, 12/31/33 (d)	13,177
12,310	2.500%, 12/31/38 (d)	8,094
2,100	Series X, 7.000%, 04/17/17	2,113

		26,137

	Belarus — 0.2%
1,800	Republic of Belarus, Reg. S, 8.950%, 01/26/18	1,854

	Belize — 0.1%
2,529	Republic of Belize, Reg. S, SUB, 5.000%, 02/20/38	1,239

	Bermuda — 0.2%
2,000	Government of Bermuda, Reg. S, 4.138%, 01/03/23	1,950

	Brazil — 2.2%
	Federative Republic of Brazil,
5,134	2.625%, 01/05/23	4,159
3,850	4.250%, 01/07/25	3,282
3,396	4.875%, 01/22/21	3,311

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Brazil — continued
2,400	5.625%, 01/07/41	1,854
2,500	7.125%, 01/20/37	2,325
2,100	8.250%, 01/20/34	2,163
1,658	12.250%, 03/06/30	2,379
204	Series A, 8.000%, 01/15/18	215

		19,688

	Cameroon — 0.7%
	Republic of Cameroon,
6,492	9.500%, 11/19/25 (e)	5,729

	Colombia — 3.0%
	Republic of Colombia,
4,790	4.000%, 02/26/24	4,598
4,260	4.375%, 07/12/21	4,303
2,000	4.500%, 01/28/26	1,930
4,396	5.625%, 02/26/44	3,978
3,590	6.125%, 01/18/41	3,429
2,090	7.375%, 03/18/19	2,338
3,071	7.375%, 09/18/37	3,332
1,100	8.125%, 05/21/24	1,323
673	10.375%, 01/28/33	905

		26,136

	Costa Rica — 1.6%
3,409	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	2,455
	Republic of Costa Rica,
5,700	7.158%, 03/12/45 (e)	4,845
2,532	Reg. S, 4.250%, 01/26/23	2,247
1,300	Reg. S, 5.625%, 04/30/43	942
3,820	Reg. S, 7.000%, 04/04/44	3,209

		13,698

	Croatia — 2.0%
	Republic of Croatia,
8,300	Reg. S, 5.500%, 04/04/23	8,617
2,500	Reg. S, 6.375%, 03/24/21	2,700
1,750	Reg. S, 6.625%, 07/14/20	1,897
4,120	Reg. S, 6.750%, 11/05/19	4,483

		17,697

	Dominican Republic — 2.9%
	Government of Dominican Republic,
4,412	5.875%, 04/18/24	4,379
3,810	6.875%, 01/29/26 (e)	3,939
2,800	Reg. S, 5.500%, 01/27/25	2,691
1,600	Reg. S, 6.600%, 01/28/24	1,656

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Dominican Republic — continued
9,063	Reg. S, 7.450%, 04/30/44	8,972
2,600	Reg. S, 7.500%, 05/06/21	2,802
1,013	Reg. S, 9.040%, 01/23/18	1,074

		25,513

	Ecuador — 1.2%
	Republic of Ecuador,
7,081	10.500%, 03/24/20 (e)	5,576
6,973	Reg. S, 7.950%, 06/20/24	5,047

		10,623

	Egypt — 0.9%
	Arab Republic of Egypt,
8,981	5.875%, 06/11/25 (e)	7,667
390	Reg. S, 6.875%, 04/30/40	313

		7,980

	El Salvador — 1.3%
	Republic of El Salvador,
3,592	Reg. S, 5.875%, 01/30/25	3,000
1,710	Reg. S, 6.375%, 01/18/27	1,419
840	Reg. S, 7.375%, 12/01/19	828
1,155	Reg. S, 7.650%, 06/15/35	967
3,450	Reg. S, 7.750%, 01/24/23	3,316
1,574	Reg. S, 8.250%, 04/10/32	1,444

		10,974

	Gabon — 0.7%
	Gabonese Republic,
3,091	Reg. S, 6.375%, 12/12/24	2,484
4,500	Reg. S, 6.950%, 06/16/25	3,600

		6,084

	Ghana — 0.1%
788	Republic of Ghana, Reg. S, 7.875%, 08/07/23	583

	Honduras — 1.1%
	Republic of Honduras,
5,177	Reg. S, 7.500%, 03/15/24	5,428
3,890	Reg. S, 8.750%, 12/16/20	4,328

		9,756

	Hungary — 3.8%
1,600	Magyar Export-Import Bank Zrt, 5.500%, 02/12/18 (e)	1,680
	Republic of Hungary,
9,222	5.375%, 02/21/23	10,132
3,600	5.375%, 03/25/24	3,987
4,922	5.750%, 11/22/23	5,550

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Hungary — continued
1,044	6.250%, 01/29/20	1,161
7,240	6.375%, 03/29/21	8,212
1,810	7.625%, 03/29/41	2,489

		33,211

	Indonesia — 3.8%
	Republic of Indonesia,
4,797	5.950%, 01/08/46 (e)	4,989
4,000	Reg. S, 3.375%, 04/15/23	3,860
2,300	Reg. S, 4.125%, 01/15/25	2,280
4,560	Reg. S, 5.125%, 01/15/45	4,332
1,321	Reg. S, 5.875%, 03/13/20	1,465
2,660	Reg. S, 5.875%, 01/15/24	2,939
7,900	Reg. S, 6.625%, 02/17/37	8,601
1,885	Reg. S, 6.750%, 01/15/44	2,091
2,525	Reg. S, 11.625%, 03/04/19	3,178

		33,735

	Ivory Coast — 1.8%
	Republic of Ivory Coast,
3,350	Reg. S, 5.375%, 07/23/24	2,956
3,300	Reg. S, 6.375%, 03/03/28	2,958
11,325	Reg. S, SUB, 5.750%, 12/31/32	9,966

		15,880

	Jamaica — 0.9%
	Jamaica Government International Bond,
1,300	7.875%, 07/28/45	1,279
320	8.000%, 03/15/39	335
5,150	9.250%, 10/17/25	6,025
399	10.625%, 06/20/17	433

		8,072

	Jordan — 0.2%
1,850	Kingdom of Jordan, 6.125%, 01/29/26 (e)	1,892

	Kazakhstan — 1.1%
	Republic of Kazakhstan,
2,150	Reg. S, 3.875%, 10/14/24	2,051
1,500	Reg. S, 4.875%, 10/14/44	1,296
3,400	Reg. S, 5.125%, 07/21/25	3,456
2,900	Reg. S, 6.500%, 07/21/45	2,914

		9,717

	Kenya — 0.1%
828	Republic of Kenya, Reg. S, 6.875%, 06/24/24	759

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Lebanon — 2.9%
	Republic of Lebanon,
1,580	5.450%, 11/28/19	1,554
8,020	6.375%, 03/09/20	8,090
4,870	9.000%, 03/20/17	5,059
3,170	Reg. S, 6.600%, 11/27/26	3,099
6,840	Reg. S, 8.250%, 04/12/21	7,396

		25,198

	Lithuania — 1.2%
	Republic of Lithuania,
2,100	Reg. S, 6.125%, 03/09/21	2,421
4,875	Reg. S, 6.625%, 02/01/22	5,877
1,700	Reg. S, 7.375%, 02/11/20	2,002

		10,300

	Mexico — 2.8%
	United Mexican States,
EUR 2,060	3.375%, 02/23/31	2,224
2,750	3.600%, 01/30/25	2,733
1,060	3.625%, 03/15/22	1,083
4,210	4.000%, 10/02/23	4,330
1,550	4.750%, 03/08/44	1,461
8,650	5.550%, 01/21/45	9,039
MXN 59,000	Series M, 7.750%, 11/13/42	3,600

		24,470

	Mongolia — 0.2%
2,900	Mongolia Government International Bond, Reg. S, 5.125%, 12/05/22	2,007

	Morocco — 0.3%
	Kingdom of Morocco,
450	Reg. S, 4.250%, 12/11/22	462
2,190	Reg. S, 5.500%, 12/11/42	2,182

		2,644

	Namibia — 0.3%
	Republic of Namibia,
1,100	5.250%, 10/29/25 (e)	1,038
1,400	Reg. S, 5.500%, 11/03/21	1,433

		2,471

	Netherlands — 0.4%
4,044	Republic of Angola Via Northern Lights III B.V., Reg. S, 7.000%, 08/16/19	3,882

	Pakistan — 1.4%
	Republic of Pakistan,
3,212	Reg. S, 6.875%, 06/01/17	3,279

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Foreign Government Securities — continued
		Pakistan — continued
	3,450	Reg. S, 7.250%, 04/15/19	3,539
	5,480	Reg. S, 8.250%, 04/15/24	5,550

			12,368

		Panama — 2.8%
		Republic of Panama,
	1,190	3.750%, 03/16/25	1,193
	2,300	4.000%, 09/22/24	2,346
	4,930	4.300%, 04/29/53	4,388
	3,600	6.700%, 01/26/36	4,428
	1,700	7.125%, 01/29/26	2,142
	4,290	8.875%, 09/30/27	6,038
	2,850	9.375%, 04/01/29	4,168

			24,703

		Paraguay — 0.6%
		Republic of Paraguay,
	3,400	Reg. S, 4.625%, 01/25/23	3,366
	2,180	Reg. S, 6.100%, 08/11/44	2,120

			5,486

		Peru — 2.9%
		Republic of Peru,
EUR	3,242	3.750%, 03/01/30	3,509
	2,210	4.125%, 08/25/27	2,260
	8,175	5.625%, 11/18/50	8,767
	3,250	6.550%, 03/14/37	3,884
	1,200	7.350%, 07/21/25	1,536
	4,110	8.750%, 11/21/33	5,898

			25,854

		Philippines — 2.7%
		Republic of Philippines,
	1,400	4.200%, 01/21/24	1,568
	9,375	7.750%, 01/14/31	13,898
	1,100	9.500%, 02/02/30	1,818
	3,975	10.625%, 03/16/25	6,365

			23,649

		Poland — 2.0%
		Republic of Poland,
	1,665	3.000%, 03/17/23	1,669
	7,290	4.000%, 01/22/24	7,814
	4,740	5.000%, 03/23/22	5,300
	2,350	5.125%, 04/21/21	2,633

			17,416

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Romania — 1.9%
		Republic of Romania,
EUR	1,461	3.875%, 10/29/35 (e)	1,607
	3,300	Reg. S, 4.375%, 08/22/23	3,511
	3,876	Reg. S, 4.875%, 01/22/24	4,269
	3,210	Reg. S, 6.125%, 01/22/44	3,856
	3,166	Reg. S, 6.750%, 02/07/22	3,777

			17,020

		Russia — 2.7%
		Russian Federation,
	6,800	Reg. S, 3.500%, 01/16/19	6,805
	5,600	Reg. S, 4.500%, 04/04/22	5,732
	600	Reg. S, 4.875%, 09/16/23	622
	5,200	Reg. S, 5.000%, 04/29/20	5,421
	1,600	Reg. S, 5.625%, 04/04/42	1,560
	1,600	Reg. S, 5.875%, 09/16/43	1,592
	1,290	Reg. S, 11.000%, 07/24/18	1,519

			23,251

		Senegal — 0.3%
	2,750	Republic of Senegal, Reg. S, 6.250%, 07/30/24	2,485

		Serbia — 2.4%
		Republic of Serbia,
	5,265	5.250%, 11/21/17 (e)	5,449
	850	5.875%, 12/03/18 (e)	890
	5,360	Reg. S, 4.875%, 02/25/20	5,461
	7,160	Reg. S, 7.250%, 09/28/21	8,046
	764	Reg. S, SUB, 6.750%, 11/01/24	793

			20,639

		South Africa — 1.1%
		Republic of South Africa,
	1,578	4.665%, 01/17/24	1,539
	7,505	5.500%, 03/09/20	7,835

			9,374

		Sri Lanka — 2.0%
		Republic of Sri Lanka,
	690	6.000%, 01/14/19 (e)	680
	2,350	6.850%, 11/03/25 (e)	2,162
	4,300	Reg. S, 5.875%, 07/25/22	3,929
	1,000	Reg. S, 6.125%, 06/03/25	884
	684	Reg. S, 6.250%, 10/04/20	662
	9,260	Reg. S, 6.250%, 07/27/21	8,797

			17,114

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Tanzania — 0.1%
1,260	Republic of Tanzania, Reg. S, VAR, 6.537%, 03/09/20	1,235

	Turkey — 5.2%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,030
	Republic of Turkey,
1,500	4.250%, 04/14/26	1,423
3,605	4.875%, 04/16/43	3,180
4,560	5.625%, 03/30/21	4,845
3,445	5.750%, 03/22/24	3,662
550	6.000%, 01/14/41	562
3,280	6.250%, 09/26/22	3,583
2,100	6.750%, 04/03/18	2,249
2,155	6.875%, 03/17/36	2,427
8,100	7.000%, 03/11/19	8,886
608	7.000%, 06/05/20	678
7,380	7.375%, 02/05/25	8,690
385	7.500%, 07/14/17	411
1,272	7.500%, 11/07/19	1,432
2,150	8.000%, 02/14/34	2,700

		45,758

	Ukraine — 1.8%
	Republic of Ukraine,
2,000	7.750%, 09/01/20 (e)	1,820
1,595	7.750%, 09/01/21 (e)	1,435
3,831	7.750%, 09/01/22 (e)	3,410
1,700	7.750%, 09/01/23 (e)	1,496
1,800	7.750%, 09/01/24 (e)	1,564
1,700	7.750%, 09/01/25 (e)	1,460
3,900	7.750%, 09/01/26 (e)	3,315
4,110	VAR, 0.000%, 05/31/40 (e)	1,264

		15,764

	United Arab Emirates — 0.0% (g)
408	Government of Dubai, Reg. S, 5.250%, 01/30/43	351

	Uruguay — 1.7%
	Republic of Uruguay,
6,429	5.100%, 06/18/50	5,722
3,648	7.625%, 03/21/36	4,542
3,646	7.875%, 01/15/33	4,590

		14,854

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Venezuela — 1.7%
	Republic of Venezuela,
2,600	9.250%, 09/15/27	1,034
3,580	9.375%, 01/13/34	1,325
9,694	Reg. S, 7.000%, 03/31/38	3,344
12,250	Reg. S, 7.650%, 04/21/25	4,349
1,750	Reg. S, 7.750%, 10/13/19	634
8,420	Reg. S, 9.000%, 05/07/23	3,094
2,600	Reg. S, 9.250%, 05/07/28	962

		14,742

	Vietnam — 0.4%
	Republic of Vietnam,
2,938	Reg. S, 4.800%, 11/19/24	2,872
799	Reg. S, 6.750%, 01/29/20	880

		3,752

	Total Foreign Government Securities (Cost $668,291)	661,211

U.S. Treasury Obligation — 0.1%
795	U.S. Treasury Note, 0.500%, 08/31/16 (k) (Cost $795)	795

SHARES
Short-Term Investment — 5.1%
	Investment Company — 5.1%
44,340	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $44,340)	44,340

	Total Investments — 99.6% (Cost $890,084)	873,981
	Other Assets in Excess of Liabilities — 0.4%	3,588

	NET ASSETS — 100.0%	877,569

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
343	5 Year U.S. Treasury Note	06/30/16	USD	41,497	77
	Short Futures Outstanding
(2)	10 Year U.S. Treasury Note	06/21/16	USD	(261)	—	(h)
(153)	U.S. Treasury Long Bond	06/21/16	USD	(25,173)	(70)

					7

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,970	AUD	Morgan Stanley	03/16/16	1,431	1,405	(26)
7,060	AUD	Westpac Banking Corp.	03/16/16	4,968	5,036	68
12,018	CAD	Credit Suisse International	03/16/16	8,402	8,883	481
2,265	CAD	Morgan Stanley	03/16/16	1,592	1,674	82
5,797	CAD	Royal Bank of Canada	03/16/16	4,233	4,285	52
17,229	CAD	TD Bank Financial Group	03/16/16	12,905	12,734	(171)
2,989,958	CLP	Deutsche Bank AG ††	03/16/16	4,175	4,284	109
2,962,659	CLP	HSBC Bank, N.A. ††	03/16/16	4,214	4,245	31
322,996	CZK	Citibank, N.A.	03/16/16	13,193	12,986	(207)
4,727	EUR	Goldman Sachs International	03/16/16	5,178	5,144	(34)
1,936	EUR	Societe Generale	03/16/16	2,103	2,107	4
3,835	EUR	Standard Chartered Bank	03/16/16	4,207	4,174	(33)
7,750	EUR	TD Bank Financial Group	03/16/16	8,456	8,434	(22)
770	EUR	Standard Chartered Bank	03/31/16	838	839	1
4,367	GBP	State Street Corp.	03/16/16	6,551	6,078	(473)
1,504,073	HUF	Deutsche Bank AG	03/16/16	5,181	5,275	94
439,168	INR	Deutsche Bank AG ††	03/16/16	6,480	6,416	(64)
282,514	INR	HSBC Bank, N.A. ††	03/16/16	4,109	4,127	18
2,232,551	KRW	Goldman Sachs International ††	03/16/16	1,892	1,801	(91)
12,414,259	KRW	HSBC Bank, N.A. ††	03/16/16	10,354	10,012	(342)
205,646	MXN	Deutsche Bank AG	03/16/16	11,435	11,329	(106)
14,455	MXN	Deutsche Bank AG	03/31/16	842	795	(47)
66,721	MXN	Goldman Sachs International	03/31/16	3,672	3,670	(2)
310,240	PHP	Societe Generale ††	03/16/16	6,537	6,541	4
20,801	PLN	Morgan Stanley	03/16/16	5,188	5,207	19
327,536	RUB	Credit Suisse International ††	03/16/16	4,232	4,332	100
6,120	SGD	Citibank, N.A.	03/16/16	4,241	4,352	111
5,902	SGD	Societe Generale	03/16/16	4,107	4,197	90
2,646	SGD	State Street Corp.	03/16/16	1,844	1,881	37
36,958	TRY	Citibank, N.A.	03/16/16	12,329	12,413	84
67,866	ZAR	Goldman Sachs International	03/16/16	4,058	4,265	207
32,530	ZAR	Royal Bank of Canada	03/16/16	2,102	2,044	(58)
68,929	ZAR	Societe Generale	03/16/16	4,453	4,331	(122)
				175,502	175,296	(206)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,030	AUD	National Australia Bank	03/16/16	6,581	6,441	140
16,675	BRL	Deutsche Bank AG ††	03/16/16	4,175	4,136	39
17,547	BRL	HSBC Bank, N.A. ††	03/16/16	4,299	4,353	(54)
17,229	CAD	HSBC Bank, N.A.	03/16/16	12,699	12,734	(35)
14,673	CAD	Royal Bank of Canada	03/16/16	10,715	10,845	(130)
5,408	CAD	TD Bank Financial Group	03/16/16	3,918	3,997	(79)
50,068	CZK	Deutsche Bank AG	03/16/16	2,012	2,013	(1)
64,475	CZK	Morgan Stanley	03/16/16	2,628	2,592	36
208,454	CZK	TD Bank Financial Group	03/16/16	8,407	8,380	27
6,307	EUR	Credit Suisse International	03/16/16	6,913	6,864	49
11,941	EUR	Goldman Sachs International	03/16/16	13,112	12,996	116
2,048	EUR	Deutsche Bank AG	03/31/16	2,260	2,230	30
4,240	EUR	Goldman Sachs International	03/31/16	4,627	4,616	11
2,194	EUR	HSBC Bank, N.A.	03/31/16	2,379	2,389	(10)
4,367	GBP	Societe Generale	03/16/16	6,603	6,078	525
1,504,073	HUF	Morgan Stanley	03/16/16	5,162	5,275	(113)
282,514	INR	Citibank, N.A. ††	03/16/16	4,098	4,127	(29)
342,715	INR	Goldman Sachs International ††	03/16/16	5,027	5,007	20
96,453	INR	Standard Chartered Bank ††	03/16/16	1,437	1,409	28
19,695,820	KRW	HSBC Bank, N.A. ††	03/16/16	16,511	15,885	626
92,801	MXN	Credit Suisse International	03/16/16	5,110	5,112	(2)
112,845	MXN	Deutsche Bank AG	03/16/16	6,581	6,216	365
14,455	MXN	Citibank, N.A.	03/31/16	835	795	40
66,721	MXN	Deutsche Bank AG	03/31/16	3,631	3,671	(40)
68,042	PHP	Standard Chartered Bank ††	03/16/16	1,436	1,434	2
242,198	PHP	TD Bank Financial Group ††	03/16/16	5,097	5,107	(10)
20,801	PLN	Deutsche Bank AG	03/16/16	5,135	5,206	(71)
327,536	RUB	Credit Suisse International ††	03/16/16	4,074	4,332	(258)
14,668	SGD	Goldman Sachs International	03/16/16	10,271	10,430	(159)
5,864	SGD	HSBC Bank, N.A.	03/16/16	4,175	4,170	5
49,425	TRY	HSBC Bank, N.A.	03/16/16	16,471	16,600	(129)
183,192	ZAR	Barclays Bank plc	03/16/16	12,345	11,513	832
52,008	ZAR	Societe Generale	03/16/16	3,189	3,268	(79)
				201,913	200,221	1,692

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — 99.1%
Asset-Backed Securities — 4.9%
	ABFC Trust,
9,020	Series 2005-HE2, Class M3, VAR, 1.216%, 06/25/35	8,211
27,792	Series 2006-OPT2, Class A2, VAR, 0.576%, 10/25/36	22,257
	Accredited Mortgage Loan Trust,
3,379	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	3,270
	ACE Securities Corp. Home Equity Loan Trust,
2,757	Series 2005-HE7, Class A1B2, VAR, 1.036%, 11/25/35	2,650
32,422	Series 2006-FM1, Class A2B, VAR, 0.526%, 07/25/36	10,707
	Ameriquest Mortgage Securities Trust,
15,218	Series 2006-M3, Class A2B, VAR, 0.536%, 10/25/36	5,595
23,914	Series 2006-M3, Class A2C, VAR, 0.596%, 10/25/36	8,885
9,271	Series 2006-M3, Class A2D, VAR, 0.676%, 10/25/36	3,491
1,152	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.711%, 08/25/33	1,097
14,211	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.676%, 09/25/36	5,032
7,049	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.816%, 02/25/36	4,531
1,353	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.056%, 12/15/33	1,323
9,523	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.681%, 01/25/35	8,465
3,079	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	2,875
19,290	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.556%, 10/25/36	9,939
	Centex Home Equity Loan Trust,
3,063	Series 2005-A, Class M2, VAR, 0.936%, 01/25/35	2,438
1	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1
1,292	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.638%, 07/25/36	1,326

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Citigroup Mortgage Loan Trust,
2,739		Series 2006-HE1, Class M1, VAR, 0.766%, 01/25/36	2,688
7,367		Series 2007-AMC4, Class A2B, VAR, 0.576%, 05/25/37	7,248
		Credit-Based Asset Servicing and Securitization LLC,
—	(h)	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	—	(h)
5,735		Series 2006-CB4, Class AV4, VAR, 0.676%, 05/25/36	4,008
18,095		Series 2006-CB8, Class A1, VAR, 0.576%, 10/25/36	13,411
9,766		CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.606%, 09/25/36	4,348
764		CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.261%, 03/25/34	690
4,823		Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.706%, 07/25/36	2,631
		First Franklin Mortgage Loan Trust,
13,512		Series 2004-FF10, Class M1, VAR, 1.711%, 07/25/34	12,368
16,270		Series 2006-FF13, Class A2D, VAR, 0.676%, 10/25/36	10,439
19,587		Series 2006-FF16, Class 2A3, VAR, 0.576%, 12/25/36	11,465
		Fremont Home Loan Trust,
32,194		Series 2006-B, Class 2A3, VAR, 0.596%, 08/25/36	11,873
10,820		Series 2006-B, Class 2A4, VAR, 0.676%, 08/25/36	4,051
		GSAA Home Equity Trust,
9,451		Series 2007-5, Class 1AV1, VAR, 0.536%, 03/25/47	4,808
7,760		Series 2007-5, Class 2A1A, VAR, 0.556%, 04/25/47	6,257
		GSAMP Trust,
19,644		Series 2006-FM1, Class A1, VAR, 0.596%, 04/25/36	13,548
6,037		Series 2006-FM2, Class A2C, VAR, 0.586%, 09/25/36	2,625
8,208		Series 2006-FM2, Class A2D, VAR, 0.676%, 09/25/36	3,697
24,534		Series 2006-HE3, Class A2C, VAR, 0.596%, 05/25/46	21,679
32,045		Series 2007-HE1, Class A2C, VAR, 0.586%, 03/25/47	26,422

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	43

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Asset-Backed Securities — continued
	Home Equity Mortgage Loan Asset-Backed Trust,
1,326	Series 2004-B, Class M2, VAR, 1.561%, 11/25/34	1,201
20,425	Series 2006-C, Class 2A, VAR, 0.566%, 08/25/36	15,803
19,818	Series 2006-D, Class 1A, VAR, 0.576%, 11/25/36	15,204
13,800	Series 2006-D, Class 2A3, VAR, 0.596%, 11/25/36	8,517
24,468	Series 2006-E, Class 2A3, VAR, 0.606%, 04/25/37	14,290
22,216	Series 2007-B, Class 2A3, VAR, 0.636%, 07/25/37	13,179
10,489	HSI Asset Securitization Corp Trust, Series 2006-HE2, Class 2A2, VAR, 0.546%, 12/25/36	4,071
1,967	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.291%, 07/25/34	1,881
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB05/18/23 (e)	9,565
	MASTR Asset-Backed Securities Trust,
7,636	Series 2006-HE4, Class A2, VAR, 0.546%, 11/25/36	3,232
9,791	Series 2006-HE4, Class A3, VAR, 0.586%, 11/25/36	4,179
13,488	Series 2006-NC3, Class A1, VAR, 0.566%, 10/25/36	7,459
27,516	Series 2006-WMC2, Class A4, VAR, 0.586%, 04/25/36	10,621
10,146	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.506%, 04/25/47	5,109
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.306%, 11/25/34	7,459
1,734	Series 2005-WMC5, Class M4, VAR, 1.396%, 06/25/35	1,699
18,388	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.611%, 06/25/37	15,398
	New Century Home Equity Loan Trust,
38	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	39
4,600	Series 2005-C, Class A2C, VAR, 0.686%, 12/25/35	4,457
22,605	Series 2005-C, Class A2D, VAR, 0.776%, 12/25/35	18,441

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

10,615	Series 2006-1, Class A2B, VAR, 0.616%, 05/25/36	7,617
18,540	Series 2006-2, Class A2B, VAR, 0.596%, 08/25/36	14,652
19,977	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.626%, 04/25/37	16,194
7,319	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.926%, 05/25/35	6,858
	NovaStar Mortgage Funding Trust,
16,135	Series 2006-4, Class A2C, VAR, 0.586%, 09/25/36	7,988
6,105	Series 2006-4, Class A2D, VAR, 0.686%, 09/25/36	3,076
25,419	Series 2007-1, Class A1A, VAR, 0.566%, 03/25/37	15,626
45,799	Series 2007-1, Class A2C, VAR, 0.616%, 03/25/37	22,153
1,098	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.291%, 11/25/34	965
	Renaissance Home Equity Loan Trust,
1,729	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	1,739
363	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	357
	Saxon Asset Securities Trust,
1,858	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,821
14,520	Series 2006-2, Class A3C, VAR, 0.586%, 09/25/36	13,334
	Securitized Asset-Backed Receivables LLC Trust,
16,744	Series 2006-NC3, Class A1, VAR, 0.576%, 09/25/36	10,859
24,405	Series 2006-NC3, Class A2B, VAR, 0.586%, 09/25/36	11,108
5,370	Series 2007-NC2, Class A2B, VAR, 0.576%, 01/25/37	3,432
14,283	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.616%, 02/25/36	8,067
18,117	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.716%, 06/25/37	10,570
12,814	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	12,851
515	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	512

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Asset-Backed Securities — continued
	Structured Asset Investment Loan Trust,
6,560	Series 2003-BC5, Class M1, VAR, 1.561%, 06/25/33	6,305
6,825	Series 2005-HE3, Class M1, VAR, 0.916%, 09/25/35	5,947
20,702	Series 2006-3, Class A5, VAR, 0.586%, 06/25/36	17,355
21,116	Series 2006-4, Class A1, VAR, 0.608%, 07/25/36	12,094
5,234	Series 2006-BNC2, Class A5, VAR, 0.596%, 05/25/36	4,195
	WaMu Asset-Backed Certificates WaMu Trust,
25,166	Series 2007-HE2, Class 2A4, VAR, 0.796%, 04/25/37	10,773
27,114	Series 2007-HE4, Class 1A, VAR, 0.606%, 07/25/47	16,665

	Total Asset-Backed Securities (Cost $729,646)	671,266

Collateralized Mortgage Obligations — 7.1%
	Agency CMO — 2.0%
	Federal Home Loan Mortgage Corp. REMIC,
178	Series 2906, Class SW, IF, IO, 6.273%, 11/15/34	1
5,350	Series 3155, Class PS, IF, IO, 6.723%, 05/15/36	907
627	Series 3171, Class OJ, PO, 06/15/36	542
3,270	Series 3692, Class PS, IF, IO, 6.173%, 05/15/38	161
7,168	Series 3737, Class LI, IO, 4.500%, 05/15/24	294
8,312	Series 3850, Class LS, IF, IO, 1.570%, 05/15/39	557
17,580	Series 3962, Class KS, IF, IO, 1.799%, 06/15/38	1,366
18,679	Series 3997, Class HS, IF, IO, 6.123%, 03/15/38	2,246
39,937	Series 4002, Class MI, IO, 4.000%, 01/15/39	2,981
8,325	Series 4013, Class SB, IF, IO, 6.023%, 03/15/42	1,937
32,330	Series 4050, Class EI, IO, 4.000%, 02/15/39	2,643
21,638	Series 4057, Class BS, IF, IO, 5.623%, 09/15/39	2,908
15,635	Series 4057, Class CS, IF, IO, 5.623%, 04/15/39	2,306
182,401	Series 4057, Class SA, IF, IO, 5.623%, 04/15/39	23,363

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
26,850	Series 4073, Class AS, IF, IO, 5.623%, 08/15/38	3,586
37,588	Series 4083, Class MS, IF, IO, 5.623%, 05/15/39	5,507
32,926	Series 4084, Class GS, IF, IO, 5.623%, 04/15/39	3,929
15,639	Series 4086, Class TS, IF, IO, 5.673%, 04/15/37	1,497
31,062	Series 4093, Class SD, IF, IO, 6.273%, 01/15/38	6,059
34,288	Series 4097, Class SA, IF, IO, 5.623%, 08/15/42	7,226
38,430	Series 4097, Class TS, IF, IO, 5.673%, 05/15/39	6,307
20,067	Series 4099, Class BS, IF, IO, 5.623%, 06/15/39	3,216
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,443
9,836	Series 4102, Class SW, IF, IO, 5.673%, 05/15/39	1,777
8,713	Series 4113, Class JS, IF, IO, 5.623%, 07/15/39	1,307
13,244	Series 4116, Class MS, IF, IO, 5.773%, 11/15/39	2,560
56,675	Series 4122, Class SJ, IF, IO, 5.723%, 12/15/40	10,015
10,396	Series 4123, Class SA, IF, IO, 5.773%, 09/15/39	1,634
9,462	Series 4132, Class SE, IF, IO, 5.773%, 12/15/40	1,700
11,747	Series 4136, Class SA, IF, IO, 5.773%, 12/15/39	1,894
68,203	Series 4174, Class SA, IF, IO, 5.773%, 05/15/39	10,663
40,392	Series 4199, Class SD, IF, IO, 5.773%, 06/15/39	6,302
14,693	Series 4229, Class AS, IF, IO, 5.723%, 12/15/38	1,828
17,730	Series 4267, Class CI, IO, 4.000%, 05/15/39	1,899
	Federal National Mortgage Association REMIC,
1,593	Series 2004-61, Class NS, IF, IO, 7.264%, 08/25/34	318
4,506	Series 2004-72, Class S, IF, IO, 6.064%, 09/25/34	1,039
1,460	Series 2005-13, Class AS, IF, IO, 5.664%, 03/25/35	251
3,398	Series 2005-57, Class DI, IF, IO, 6.264%, 03/25/35	166

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	45

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,539	Series 2006-3, Class SB, IF, IO, 6.264%, 07/25/35	555
2,488	Series 2006-20, Class IG, IF, IO, 6.214%, 04/25/36	446
1,322	Series 2006-72, Class XI, IF, IO, 6.064%, 08/25/36	225
1,870	Series 2006-106, Class CS, IF, IO, 6.154%, 11/25/36	393
2,427	Series 2006-108, Class S, IF, IO, 6.764%, 11/25/36	689
2,985	Series 2006-109, Class SG, IF, IO, 6.204%, 11/25/36	512
4,237	Series 2006-125, Class SA, IF, IO, 6.284%, 01/25/37	648
3,039	Series 2007-32, Class SD, IF, IO, 5.674%, 04/25/37	542
2,851	Series 2007-37, Class SA, IF, IO, 5.684%, 05/25/37	516
8,369	Series 2007-55, Class S, IF, IO, 6.324%, 06/25/37	1,783
2,172	Series 2007-88, Class MI, IF, IO, 6.084%, 09/25/37	482
859	Series 2007-88, Class XI, IF, IO, 6.104%, 06/25/37	157
3,510	Series 2008-17, Class KS, IF, IO, 5.924%, 11/25/37	563
1,538	Series 2008-34, Class GS, IF, IO, 6.014%, 05/25/38	253
4,791	Series 2011-18, Class UA, 4.000%, 08/25/38	4,828
192	Series 2011-70, Class CL, 3.000%, 08/25/26	192
2,409	Series 2012-20, Class JS, IF, IO, 5.564%, 10/25/38	260
7,008	Series 2012-42, Class PS, IF, IO, 6.154%, 08/25/41	593
52,263	Series 2012-73, Class LS, IF, IO, 5.614%, 06/25/39	7,373
32,731	Series 2012-74, Class AS, IF, IO, 5.614%, 03/25/39	4,468
9,274	Series 2012-84, Class QS, IF, IO, 6.214%, 09/25/31	1,794
8,388	Series 2012-84, Class SQ, IF, IO, 6.214%, 08/25/32	1,924
33,360	Series 2012-87, Class NS, IF, IO, 5.614%, 02/25/39	5,340
27,404	Series 2012-94, Class KS, IF, IO, 6.214%, 05/25/38	5,411

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
23,978	Series 2012-94, Class SL, IF, IO, 6.264%, 05/25/38	4,781
33,689	Series 2012-98, Class SA, IF, IO, 5.614%, 05/25/39	5,335
12,060	Series 2012-104, Class QS, IF, IO, 5.664%, 03/25/39	1,946
10,066	Series 2012-107, Class QS, IF, IO, 5.664%, 10/25/40	2,026
9,828	Series 2012-110, Class MS, IF, IO, 5.564%, 10/25/42	2,087
17,218	Series 2012-110, Class SB, IF, IO, 6.264%, 10/25/32	3,923
5,484	Series 2012-111, Class KS, IF, IO, 5.714%, 01/25/40	802
24,970	Series 2012-114, Class DS, IF, IO, 5.664%, 08/25/39	3,738
26,477	Series 2012-114, Class HS, IF, IO, 5.714%, 03/25/40	3,582
24,810	Series 2012-120, Class ES, IF, IO, 5.764%, 11/25/39	4,673
32,724	Series 2012-120, Class SE, IF, IO, 5.764%, 02/25/39	5,696
23,286	Series 2012-124, Class DS, IF, IO, 5.714%, 04/25/40	3,945
29,844	Series 2012-124, Class LS, IF, IO, 5.764%, 07/25/40	5,274
32,377	Series 2012-137, Class CS, IF, IO, 5.774%, 08/25/41	6,358
38,240	Series 2013-9, Class SG, IF, IO, 5.764%, 03/25/39	7,054
4,899	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	301
10,493	Series 2013-131, Class S, IF, IO, 5.614%, 01/25/34	2,329
55,845	Series 2014-61, Class SA, IO, VAR, 1.754%, 10/25/44	3,996
	Federal National Mortgage Association STRIPS,
1,017	Series 366, Class 18, IO, 4.000%, 11/25/20	51
1,138	Series 377, Class 2, IO, 5.000%, 10/25/36	204
1,401	Series 379, Class 2, IO, 5.500%, 05/25/37	228
3,390	Series 390, Class C7, IO, 4.000%, 07/25/23	130
5,553	Series 390, Class C8, IO, 4.500%, 07/25/23	272
	Government National Mortgage Association,
732	Series 2005-7, Class NL, IF, IO, 6.320%, 03/17/33	83

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,971	Series 2009-41, Class GS, IF, IO, 5.620%, 06/16/39	447
7,505	Series 2013-69, Class SM, IF, IO, 5.768%, 05/20/43	1,200
11,731	Series 2013-165, Class ST, IF, IO, 5.718%, 11/20/43	2,176
14,785	Series 2013-190, Class KS, IF, IO, 5.118%, 12/20/43	2,100
7,240	Series 2014-2, Class NS, IF, IO, 5.718%, 01/20/44	1,380
10,202	Series 2014-68, Class SK, IF, IO, 5.774%, 05/20/44	1,921
33,791	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,580
17,184	Series 2014-98, Class SM, IF, IO, 5.768%, 07/20/44	3,105
69,115	Series 2014-119, Class SA, IF, IO, 5.168%, 08/20/44	11,408
16,698	Series 2014-129, Class SK, IF, IO, 5.768%, 09/20/44	3,133
14,261	Series 2014-183, Class SG, IF, IO, 5.768%, 12/20/44	2,671
37,498	Series 2015-80, Class MS, IF, IO, 5.818%, 06/20/45	9,890
27,708	Series 2015-99, Class KS, IF, IO, 5.768%, 07/20/45	6,926

		281,033

	Non-Agency CMO — 5.1%
	Adjustable Rate Mortgage Trust,
10,137	Series 2005-5, Class 5A1, VAR, 2.933%, 09/25/35	8,820
2,313	Series 2005-10, Class 1A21, VAR, 2.890%, 01/25/36	1,977
	Alternative Loan Trust,
626	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	634
2,158	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,139
2,557	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	2,512
5,445	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	5,114
1,264	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	1,254
6,611	Series 2005-70CB, Class A5, 5.500%, 12/25/35	6,011

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
909	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	906
2,056	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	2,025
1,961	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,900
2,259	Series 2006-24CB, Class A1, 6.000%, 06/25/36	1,924
4,070	Series 2006-24CB, Class A23, 6.000%, 06/25/36	3,469
5,889	Series 2006-25CB, Class A9, 6.000%, 10/25/36	5,370
924	Series 2006-28CB, Class A17, 6.000%, 10/25/36	742
3,314	Series 2006-31CB, Class A3, 6.000%, 11/25/36	2,735
822	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	679
279	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	245
1,102	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	906
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,054
2,516	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.626%, 09/25/46	1,706
	Banc of America Alternative Loan Trust,
4,798	Series 2004-1, Class 1A1, 6.000%, 02/25/34	5,081
3,121	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	2,899
2,518	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,278
2,754	Series 2006-4, Class 2A1, 6.000%, 05/25/21	2,645
	Banc of America Funding Trust,
2,669	Series 2005-1, Class 1A1, 5.500%, 02/25/35	2,673
1,338	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,301
2,520	Series 2006-D, Class 5A2, VAR, 3.785%, 05/20/36	2,236
13,250	Series 2014-R7, Class 1A1, VAR, 0.577%, 05/26/36 (e)	11,916
3,262	Series 2014-R7, Class 2A1, VAR, 0.567%, 09/26/36 (e)	3,055

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Banc of America Mortgage Trust,
608	Series 2005-11, Class 2A1, 5.250%, 12/25/20	612
7,346	Series 2007-3, Class 1A1, 6.000%, 09/25/37	6,637
3,470	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.577%, 05/26/37 (e)	3,392
12,178	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.443%, 02/25/36	11,186
6,346	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	6,351
2,208	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.000%, 05/25/35	2,305
	CHL Mortgage Pass-Through Trust,
3,501	Series 2005-20, Class A7, 5.250%, 12/25/27	3,255
992	Series 2005-21, Class A2, 5.500%, 10/25/35	976
2,336	Series 2006-15, Class A1, 6.250%, 10/25/36	2,050
1,222	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,053
3,673	Series 2007-5, Class A6, VAR, 0.786%, 05/25/37	2,800
7,368	Series 2007-17, Class 1A1, 6.000%, 10/25/37	7,116
	Citicorp Mortgage Securities Trust,
3,725	Series 2006-5, Class 1A3, 6.000%, 10/25/36	3,628
452	Series 2006-7, Class 2A1, 5.500%, 12/25/21	456
5,689	Series 2007-5, Class 1A9, 6.000%, 06/25/37	5,796
	Citigroup Mortgage Loan Trust,
1,553	Series 2006-4, Class 1A1, 5.500%, 12/25/35	1,521
6,652	Series 2013-11, Class 1A4, VAR, 0.597%, 10/25/46 (e)	6,523
6,217	Series 2014-10, Class 1A1, VAR, 0.562%, 11/25/36 (e)	5,532
9,922	Series 2014-10, Class 3A1, VAR, 0.626%, 07/25/36 (e)	8,993
10,282	Series 2014-10, Class 4A1, VAR, 0.591%, 02/25/37 (e)	9,167
5,323	Series 2014-10, Class 5A1, VAR, 0.577%, 06/25/36 (e)	4,800

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
6,207	Series 2014-11, Class 4A1, VAR, 0.527%, 07/25/36 (e)	5,432
23,588	Series 2014-12, Class 1A4, VAR, 0.552%, 08/25/36 (e)	21,448
3,221	Series 2014-12, Class 2A4, VAR, 4.266%, 02/25/37 (e)	3,161
12,002	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	11,512
	CitiMortgage Alternative Loan Trust,
5,388	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	4,798
3,747	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	3,413
358	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	361
	Credit Suisse First Boston Mortgage Securities Corp.,
2,575	Series 2003-AR24, Class 2A4, VAR, 2.704%, 10/25/33	2,522
2,567	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,613
646	Series 2005-5, Class 1A1, 5.000%, 07/25/20	643
224	Series 2005-7, Class 3A1, 5.000%, 08/25/20	221
	CSMC,
6,389	Series 2011-12R, Class 3A1, VAR, 2.261%, 07/27/36 (e)	6,280
5,889	Series 2014-10R, Class 4A1, VAR, 0.592%, 12/27/36 (e)	5,618
4,128	Series 2014-11R, Class 8A1, VAR, 0.767%, 04/27/37 (e)	3,973
16,551	Series 2014-11R, Class 9A1, VAR, 0.567%, 10/27/36 (e)	15,653
14,887	Series 2015-3R, Class 5A1, VAR, 0.572%, 09/29/36 (e)	14,293
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
3,377	Series 2005-1, Class 1A1, VAR, 0.936%, 02/25/35	3,012
1,431	Series 2005-1, Class 2A1, VAR, 5.841%, 02/25/20	1,449
23,360	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.294%, 06/27/37 (e)	23,132
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.636%, 02/25/24	15,915

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
6,188	Series 2014-DN2, Class M2, VAR, 2.086%, 04/25/24	6,096
4,125	Series 2014-DN2, Class M3, VAR, 4.036%, 04/25/24	3,663
1,495	Series 2014-DN3, Class M2, VAR, 2.836%, 08/25/24	1,508
12,920	Series 2014-DN3, Class M3, VAR, 4.436%, 08/25/24	11,862
	Federal National Mortgage Association Connecticut Avenue Securities,
7,780	Series 2015-C03, Class 1M2, VAR, 5.436%, 07/25/25	7,209
19,720	Series 2015-C04, Class 1M2, VAR, 6.136%, 04/25/28	18,707
3,027	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	2,244
3,336	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	2,752
3,010	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	2,834
3,863	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.746%, 10/25/45	3,083
3,186	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.597%, 04/26/37 (e)	2,974
	GSR Mortgage Loan Trust,
3,528	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	3,241
2,670	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	2,469
21	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	19
714	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	698
	HarborView Mortgage Loan Trust,
4,011	Series 2004-9, Class 2A, VAR, 2.654%, 12/19/34	3,273
8,634	Series 2006-9, Class 2A1A, VAR, 0.640%, 11/19/36	6,277
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 1.066%, 01/25/35	4,911
3,207	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 1.216%, 10/25/34	2,912
1,983	JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,951

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
1,288	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,235
1,748	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.586%, 12/25/36	1,697
	LSTAR Securities Investment Trust,
18,465	Series 2014-1, Class NOTE, VAR, 3.539%, 09/01/21 (e)	18,357
5,931	Series 2014-2, Class A, VAR, 2.439%, 12/01/21 (e)	5,850
23,009	Series 2015-1, Class A, VAR, 2.439%, 01/01/20 (e)	22,545
22,685	Series 2015-2, Class A, VAR, 2.426%, 01/01/20 (e)	22,325
13,176	Series 2015-3, Class A, VAR, 2.439%, 03/01/20 (e)	12,855
6,452	Series 2015-4, Class A1, VAR, 2.426%, 04/01/20 (e)	6,332
13,626	Series 2015-6, Class A, VAR, 2.439%, 05/01/20 (e)	13,387
3,826	Series 2015-7, Class A, VAR, 2.439%, 07/01/20 (e)	3,760
	MASTR Alternative Loan Trust,
2,081	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,096
915	Series 2004-13, Class 9A1, 5.500%, 01/25/35	916
3,906	Series 2005-5, Class 3A1, 5.750%, 08/25/35	3,255
2,123	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	1,965
6,486	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.367%, 12/26/36 (e)	5,963
2,980	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.602%, 10/25/32	3,109
	RALI Trust,
2,413	Series 2003-QS16, Class A1, 5.000%, 08/25/18	2,413
1,336	Series 2003-QS20, Class CB, 5.000%, 11/25/18	1,348
773	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	777
118	Series 2006-QO9, Class A4A, VAR, 0.606%, 12/25/46	118
643	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	603
452	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	460

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,876	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.557%, 09/26/36 (e)	2,705
	Residential Asset Securitization Trust,
257	Series 2004-A6, Class A1, 5.000%, 08/25/19	256
7,541	Series 2006-A1, Class 1A6, VAR, 0.936%, 04/25/36	4,334
25,382	Series 2006-R1, Class A2, VAR, 0.836%, 01/25/46	12,079
	RFMSI Trust,
7,020	Series 2005-SA2, Class 2A2, VAR, 3.132%, 06/25/35	6,536
5,490	Series 2006-S9, Class A1, 6.250%, 09/25/36	5,047
4,395	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	3,899
6,254	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	5,625
2,965	Series 2006-SA4, Class 2A1, VAR, 3.668%, 11/25/36	2,561
1,750	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,588
10,147	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	9,771
	Springleaf Mortgage Loan Trust,
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,990
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,819
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,023
	Structured Asset Securities Corp. Trust,
311	Series 2005-6, Class 5A1, 5.000%, 05/25/35	312
1,506	Series 2005-17, Class 4A5, 5.500%, 10/25/35	1,529
6,603	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.846%, 11/25/33	6,794
	Thornburg Mortgage Securities Trust,
3,112	Series 2002-4, Class 3A, VAR, 2.420%, 12/25/42	3,044
4,283	Series 2007-4, Class 3A1, VAR, 6.100%, 09/25/37	4,337
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
3,508	Series 2005-7, Class 1A2, VAR, 0.886%, 09/25/35	2,600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
245	Series 2005-8, Class 1A8, 5.500%, 10/25/35	228
1,028	Series 2006-1, Class 3A2, 5.750%, 02/25/36	920
	Wells Fargo Alternative Loan Trust,
3,490	Series 2005-1, Class 1A2, 5.500%, 02/25/35	3,643
6,885	Series 2005-2, Class M1, VAR, 1.111%, 10/25/35	6,309
	Wells Fargo Mortgage-Backed Securities Trust,
821	Series 2005-16, Class A8, 5.750%, 01/25/36	872
3,415	Series 2006-11, Class A4, 5.000%, 09/25/36	3,114
4,137	Series 2006-11, Class A8, 6.000%, 09/25/36	3,945
2,336	Series 2006-11, Class A9, 6.500%, 09/25/36	2,270
8	Series 2006-11, Class A13, 6.000%, 09/25/36	8
7,420	Series 2006-15, Class A1, 6.000%, 11/25/36	7,117
767	Series 2006-17, Class A1, 5.500%, 11/25/21	770
400	Series 2007-3, Class 3A1, 5.500%, 04/25/22	405
6,534	Series 2007-7, Class A1, 6.000%, 06/25/37	6,232
4,537	Series 2007-7, Class A39, 6.000%, 06/25/37	4,327
7,741	Series 2007-7, Class A49, 6.000%, 06/25/37	7,382
7,643	Series 2007-8, Class 2A8, 6.000%, 07/25/37	7,482
3,488	Series 2007-10, Class 1A5, 6.000%, 07/25/37	3,482
1,648	Series 2007-11, Class A85, 6.000%, 08/25/37	1,609
332	Series 2007-11, Class A96, 6.000%, 08/25/37	327

		695,144

	Total Collateralized Mortgage Obligations (Cost $972,861)	976,177

Commercial Mortgage-Backed Securities — 1.6%
	BAMLL Commercial Mortgage Securities Trust,
14,418	Series 2013-DSNY, Class F, VAR, 3.927%, 09/15/26 (e)	13,616

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Commercial Mortgage-Backed Securities — continued
13,285	Series 2014-FL1, Class D, VAR, 2.400%, 12/15/31 (e)	11,946
21,520	Series 2014-FL1, Class E, VAR, 5.926%, 12/15/31 (e)	17,713
29,010	Series 2014-INLD, Class E, VAR, 3.766%, 12/15/29 (e)	27,203
6,710	Series 2015-ASHF, Class D, VAR, 3.427%, 01/15/28 (e)	6,552
7,240	Series 2015-ASHF, Class E, VAR, 4.427%, 01/15/28 (e)	6,985
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 3.927%, 11/15/31 (e)	4,067
10,030	Series 2014-FL2, Class COL2, VAR, 4.927%, 11/15/31 (e)	9,976
9,970	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.777%, 07/15/27 (e)	9,267
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 4.077%, 08/15/31 (e)	8,614
5,920	Series 2014-FL5, Class KH2, VAR, 4.927%, 08/15/31 (e)	5,474
16,803	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	14,758
	CSMC Trust,
27,930	Series 2015-DEAL, Class E, VAR, 4.431%, 04/15/29 (e)	25,794
11,080	Series 2015-SAND, Class E, VAR, 4.277%, 08/15/30 (e)	10,392
24,430	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.827%, 08/15/32 (e)	23,993
23,372	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.147%, 11/15/29 (e)	22,690

	Total Commercial Mortgage-Backed Securities (Cost $227,475)	219,040

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
729	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—	(h)

	Household Durables — 0.0% (g)
5,000	CalAtlantic Group, Inc., 1.250%, 08/01/32	5,166

	Total Consumer Discretionary	5,166

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
3,010	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	1,097

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	5,950

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,242	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	2,384

	Total Convertible Bonds (Cost $17,622)	14,597

Corporate Bonds — 42.4%
	Consumer Discretionary — 9.8%
	Auto Components — 0.9%
	American Axle & Manufacturing, Inc.,
4,138	6.250%, 03/15/21	4,169
2,928	6.625%, 10/15/22	2,965
	Dana Holding Corp.,
1,510	5.375%, 09/15/21	1,460
5,595	5.500%, 12/15/24	5,210
8,893	6.000%, 09/15/23	8,493
2,730	6.750%, 02/15/21	2,771
	Goodyear Tire & Rubber Co. (The),
4,933	5.125%, 11/15/23	5,068
3,815	6.500%, 03/01/21	4,018
12,825	7.000%, 05/15/22	13,723
4,160	8.750%, 08/15/20	4,805
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
14,466	4.875%, 03/15/19	13,417
2,198	6.000%, 08/01/20	2,044
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,009
1,710	Lear Corp., 5.250%, 01/15/25	1,778
10,165	MPG Holdco I, Inc., 7.375%, 10/15/22	9,606
7,710	Omega U.S. Sub LLC, 8.750%, 07/15/23 (e)	6,977
	Schaeffler Finance B.V., (Netherlands),
4,490	4.250%, 05/15/21 (e)	4,513
3,240	4.750%, 05/15/23 (e)	3,167
11,587	UCI International LLC, 8.625%, 02/15/19	2,317
	ZF North America Capital, Inc.,
7,503	4.000%, 04/29/20 (e)	7,550
6,090	4.500%, 04/29/22 (e)	6,006
12,250	4.750%, 04/29/25 (e)	11,699

		125,765

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Automobiles — 0.3%
	Fiat Chrysler Automobiles N.V., (Netherlands),
6,674	4.500%, 04/15/20	6,574
5,375	5.250%, 04/15/23	5,079
16,800	General Motors Co., 4.875%, 10/02/23	16,910
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,286
4,000	4.250%, 11/15/19 (e)	4,020
1,350	5.625%, 02/01/23 (e)	1,354
	Motors Liquidation Co.,
175	0.000%, 06/01/49 (d)	—	(h)
1,533	5.250%, 03/06/32 (d)	—	(h)
1,545	6.250%, 07/15/33 (d)	—	(h)
170	7.250%, 04/15/41 (d)	—	(h)
505	7.250%, 07/15/41 (d)	—	(h)
687	7.250%, 02/15/52 (d)	—	(h)
581	7.375%, 05/15/48 (d)	—	(h)
51	7.375%, 10/01/51 (d)	—	(h)

		42,223

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,630	5.375%, 05/15/24	1,734
8,670	7.500%, 04/01/27	9,949
1,900	8.000%, 11/15/21	2,213
1,054	Sotheby’s, 5.250%, 10/01/22 (e)	930

		14,826

	Hotels, Restaurants & Leisure — 2.4%
8,155	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,502
1,932	Boyd Gaming Corp., 6.875%, 05/15/23	1,985
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20 (d)	8,539
39,275	9.000%, 02/15/20 (d)	29,849
9,205	11.250%, 06/01/17 (d)	6,927
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	4,218
18,026	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	10,906
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,407
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,332

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	9,016
	International Game Technology plc, (United Kingdom),
7,250	6.250%, 02/15/22 (e)	6,847
9,540	6.500%, 02/15/25 (e)	8,490
7,889	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	7,751
11,250	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	11,587
1,102	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,154
8,790	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	8,235
	MGM Resorts International,
16,330	5.250%, 03/31/20	16,657
24,758	6.000%, 03/15/23	25,377
1,250	6.625%, 12/15/21	1,328
8,750	6.750%, 10/01/20	9,362
8,368	7.625%, 01/15/17	8,713
47,721	7.750%, 03/15/22	52,016
875	8.625%, 02/01/19	991
1,090	11.375%, 03/01/18	1,254
1,411	Real Mex Restaurants, Inc., 7.000%, 03/21/16	1,162
2,430	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,491
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,215
427	7.500%, 10/15/27	474
	Sabre GLBL, Inc.,
4,449	5.250%, 11/15/23 (e)	4,516
6,545	5.375%, 04/15/23 (e)	6,594
	Scientific Games International, Inc.,
4,095	7.000%, 01/01/22 (e)	3,982
7,291	10.000%, 12/01/22	5,724
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,622
9,378	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	10,081
3,930	Station Casinos LLC, 7.500%, 03/01/21	4,102
1,905	Viking Cruises Ltd., (Bermuda), 6.250%, 05/15/25 (e)	1,610
24,460	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	23,359

		333,375

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Household Durables — 0.5%
2,160	Allegion U.S. Holding Co., Inc., 5.750%, 10/01/21	2,263
3,260	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	2,445
1,374	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,147
	CalAtlantic Group, Inc.,
2,780	8.375%, 01/15/21	3,169
2,395	10.750%, 09/15/16	2,497
4,500	Jarden Corp., 7.500%, 05/01/17	4,607
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,942
2,000	6.950%, 06/01/18	2,140
6,355	Series B, 12.250%, 06/01/17	7,070
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,561
9,280	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	9,466
	Tempur Sealy International, Inc.,
6,539	5.625%, 10/15/23 (e)	6,637
6,040	6.875%, 12/15/20	6,360
8,940	WCI Communities, Inc., 6.875%, 08/15/21	8,985

		65,289

	Internet & Catalog Retail — 0.1%
2,838	Acosta, Inc., 7.750%, 10/01/22 (e)	2,505
5,750	Netflix, Inc., 5.750%, 03/01/24	6,030

		8,535

	Leisure Products — 0.1%
10,175	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	5,901
3,690	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	3,810

		9,711

	Media — 4.5%
	Altice Luxembourg S.A., (Luxembourg),
5,605	7.625%, 02/15/25 (e)	5,129
14,726	7.750%, 05/15/22 (e)	14,247
8,340	AMC Entertainment, Inc., 5.750%, 06/15/25	8,622
	Cablevision Systems Corp.,
12,282	7.750%, 04/15/18	12,620
13,733	8.000%, 04/15/20	12,909
3,360	8.625%, 09/15/17	3,572
7,147	CCO Safari II LLC, 4.908%, 07/23/25 (e)	7,332
9,635	CCOH Safari LLC, 5.750%, 02/15/26 (e)	9,660

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
2,183	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	2,003
	Cinemark USA, Inc.,
4,655	4.875%, 06/01/23	4,655
1,051	5.125%, 12/15/22	1,068
13,061	7.375%, 06/15/21	13,682
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	4,991
1,185	Series A, 7.625%, 03/15/20	964
53,228	Series B, 6.500%, 11/15/22	51,631
37,630	Series B, 7.625%, 03/15/20	33,115
5,024	CSC Holdings LLC, 6.750%, 11/15/21	5,099
	DISH DBS Corp.,
705	4.250%, 04/01/18	710
1,965	5.000%, 03/15/23	1,739
24,054	5.875%, 07/15/22	23,032
29,221	5.875%, 11/15/24	26,257
36,294	6.750%, 06/01/21	36,975
10,913	7.875%, 09/01/19	11,821
10,940	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	10,995
5,040	Gray Television, Inc., 7.500%, 10/01/20	5,298
11,888	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	12,468
	iHeartCommunications, Inc.,
9,779	9.000%, 12/15/19	6,894
6,665	9.000%, 03/01/21	4,540
4,010	10.625%, 03/15/23	2,647
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,063
	LIN Television Corp.,
2,811	5.875%, 11/15/22	2,828
3,700	6.375%, 01/15/21	3,853
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,694
2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,909
	Neptune Finco Corp.,
2,475	6.625%, 10/15/25 (e)	2,611
13,347	10.125%, 01/15/23 (e)	14,365
15,968	10.875%, 10/15/25 (e)	17,245
	Nexstar Broadcasting, Inc.,
3,870	6.125%, 02/15/22 (e)	3,715
12,080	6.875%, 11/15/20	12,261

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Media — continued
17,351	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	17,568
	Numericable-SFR S.A., (France),
3,122	4.875%, 05/15/19 (e)	3,121
29,275	6.000%, 05/15/22 (e)	28,982
5,291	Reg. S, 6.250%, 05/15/24 (e)	5,159
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
470	5.250%, 02/15/22	481
1,835	5.625%, 02/15/24	1,909
10,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	10,686
1,050	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	–	(h)
1,250	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	1,206
7,190	Regal Entertainment Group, 5.750%, 03/15/22	7,271
	Sinclair Television Group, Inc.,
2,300	5.625%, 08/01/24 (e)	2,294
12,610	6.125%, 10/01/22	12,988
3,434	6.375%, 11/01/21	3,563
	Sirius XM Radio, Inc.,
3,935	4.250%, 05/15/20 (e)	3,994
7,346	5.375%, 04/15/25 (e)	7,328
16,247	5.750%, 08/01/21 (e)	16,856
2,805	5.875%, 10/01/20 (e)	2,931
13,939	6.000%, 07/15/24 (e)	14,636
	TEGNA, Inc.,
1,345	4.875%, 09/15/21 (e)	1,379
965	5.500%, 09/15/24 (e)	989
2,905	6.375%, 10/15/23	3,115
3,647	Time Warner Cable, Inc., 7.300%, 07/01/38	3,848
7,945	Time, Inc., 5.750%, 04/15/22 (e)	6,694
3,590	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	3,734
2,941	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	3,029
4,245	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e)	4,258
28,000	Univision Communications, Inc., 8.500%, 05/15/21 (e)	28,140
11,088	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	11,254

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,642
6,845	6.000%, 01/15/21 (e)	6,948
7,350	6.750%, 04/15/22 (e)	6,909

		623,131

	Multiline Retail — 0.2%
	J.C. Penney Corp., Inc.,
9,160	6.375%, 10/15/36	6,641
357	8.125%, 10/01/19	362
	Neiman Marcus Group Ltd. LLC,
3,890	8.000%, 10/15/21 (e)	2,742
17,200	8.750% (cash), 10/15/21 (e) (v)	10,363

		20,108

	Specialty Retail — 0.7%
3,550	Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)	870
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	2,368
17,593	8.875%, 03/15/19	2,639
30,965	9.000%, 03/15/19 (e)	17,728
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,351
5,206	Gymboree Corp. (The), 9.125%, 12/01/18	1,223
3,930	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	3,026
10,281	L Brands, Inc., 6.625%, 04/01/21	11,502
3,735	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,847
1,522	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	1,553
5,818	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	5,702
10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,710
	Sally Holdings LLC/Sally Capital, Inc.,
1,430	5.500%, 11/01/23	1,494
5,160	5.625%, 12/01/25	5,366
935	5.750%, 06/01/22	984
25,851	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	26,562

		98,925

	Total Consumer Discretionary	1,341,888

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Consumer Staples — 2.2%
	Beverages — 0.2%
	Constellation Brands, Inc.,
1,901	3.750%, 05/01/21	1,944
2,192	4.250%, 05/01/23	2,271
2,000	7.250%, 05/15/17	2,115
7,580	Cott Beverages, Inc., 6.750%, 01/01/20	7,978
11,806	DS Services of America, Inc., 10.000%, 09/01/21 (e)	13,267

		27,575

	Food & Staples Retailing — 0.3%
9,105	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	9,492
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,899
	New Albertsons, Inc.,
940	7.750%, 06/15/26	809
5,840	8.700%, 05/01/30	5,183
10,765	Rite Aid Corp., 6.125%, 04/01/23 (e)	11,492
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	4,758

		35,633

	Food Products — 1.3%
5,420	B&G Foods, Inc., 4.625%, 06/01/21	5,481
26,022	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	26,412
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,014
7,606	Dean Foods Co., 6.500%, 03/15/23 (e)	8,003
	JBS USA LLC/JBS USA Finance, Inc.,
1,000	5.750%, 06/15/25 (e)	860
11,084	5.875%, 07/15/24 (e)	9,711
16,473	7.250%, 06/01/21 (e)	15,855
10,242	8.250%, 02/01/20 (e)	10,273
3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,770
2,078	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	2,192
	Post Holdings, Inc.,
2,675	6.000%, 12/15/22 (e)	2,779
9,310	6.750%, 12/01/21 (e)	9,880
14,200	7.375%, 02/15/22	15,052
8,435	7.750%, 03/15/24 (e)	9,236
5,721	8.000%, 07/15/25 (e)	6,308
12,440	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	10,543
	Smithfield Foods, Inc.,
8,147	5.250%, 08/01/18 (e)	8,289
4,898	5.875%, 08/01/21 (e)	4,982

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
9,125	6.625%, 08/15/22	9,627
1,227	7.750%, 07/01/17	1,307
	TreeHouse Foods, Inc.,
703	4.875%, 03/15/22	729
3,330	6.000%, 02/15/24 (e)	3,505
1,128	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,156
1,955	WhiteWave Foods Co. (The), 5.375%, 10/01/22	2,092

		172,056

	Household Products — 0.3%
4,659	Central Garden & Pet Co., 6.125%, 11/15/23	4,752
11,102	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	10,991
	HRG Group, Inc.,
526	7.750%, 01/15/22	498
1,445	7.750%, 01/15/22 (e)	1,369
11,233	7.875%, 07/15/19	11,711
1,300	7.875%, 07/15/19 (e)	1,355
	Spectrum Brands, Inc.,
2,985	5.750%, 07/15/25	3,145
5,612	6.375%, 11/15/20	5,914
1,400	6.625%, 11/15/22	1,507
704	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	620

		41,862

	Personal Products — 0.1%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,381
	Avon Products, Inc.,
3,560	4.200%, 07/15/18	2,741
4,913	6.750%, 03/15/23	2,966
	Prestige Brands, Inc.,
3,500	5.375%, 12/15/21 (e)	3,456
1,385	6.375%, 03/01/24 (e)	1,427
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,473

		20,444

	Total Consumer Staples	297,570

	Energy — 3.1%
	Energy Equipment & Services — 0.3%
3,600	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	2,358
6,915	Atwood Oceanics, Inc., 6.500%, 02/01/20	2,904

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	1,475
192	7.750%, 10/15/22	36
1,445	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	824
8,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	8,990
395	Pioneer Energy Services Corp., 6.125%, 03/15/22	128
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24	2,381
589	6.500%, 12/15/21	380
9,310	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	4,166
	Transocean, Inc., (Cayman Islands),
1,278	6.500%, 11/15/20	754
5,722	7.125%, 12/15/21	3,147
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	4,106
8,702	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	7,397

		39,046

	Oil, Gas & Consumable Fuels — 2.8%
4,200	American Energy-Permian Basin LLC/AEPB Finance Corp., 8.000%, 06/15/20 (e)	3,119
	Antero Resources Corp.,
3,364	5.125%, 12/01/22	2,868
5,640	5.375%, 11/01/21	4,879
1,415	6.000%, 12/01/20	1,266
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	646
1,118	5.625%, 06/01/24 (e)	609
1,790	Berry Petroleum Co. LLC, 6.375%, 09/15/22	192
8,390	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	6,293
	Bonanza Creek Energy, Inc.,
6,536	5.750%, 02/01/23	1,634
16,401	6.750%, 04/15/21	4,879
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
15,686	7.875%, 04/15/22	1,568
11,899	8.625%, 10/15/20	1,220
	California Resources Corp.,
460	5.000%, 01/15/20	60
919	5.500%, 09/15/21	124
10,872	8.000%, 12/15/22 (e)	2,718

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Carrizo Oil & Gas, Inc.,
5,014	6.250%, 04/15/23	3,560
5,163	7.500%, 09/15/20	4,001
	Chaparral Energy, Inc.,
8,911	7.625%, 11/15/22	624
3,371	8.250%, 09/01/21	236
9,335	9.875%, 10/01/20	793
	Chesapeake Energy Corp.,
18,058	8.000%, 12/15/22 (e)	7,043
5,885	VAR, 3.872%, 04/15/19	1,177
2,000	Cimarex Energy Co., 4.375%, 06/01/24	1,866
3,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,185
6,005	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	1,681
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	132
2,700	9.500%, 06/15/20	243
11,832	10.000%, 03/15/20 (e)	4,289
3,338	ConocoPhillips Co., 4.300%, 11/15/44	2,682
4,290	CONSOL Energy, Inc., 5.875%, 04/15/22	2,799
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
310	6.125%, 03/01/22	223
4,290	6.250%, 04/01/23 (e)	3,046
11,455	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	9,794
	Denbury Resources, Inc.,
5,350	4.625%, 07/15/23	1,552
9,405	5.500%, 05/01/22	2,939
	Endeavor Energy Resources LP/EER Finance, Inc.,
17,854	7.000%, 08/15/21 (e)	15,176
2,187	8.125%, 09/15/23 (e)	1,859
	EP Energy LLC/Everest Acquisition Finance, Inc.,
5,654	6.375%, 06/15/23	1,526
8,296	7.750%, 09/01/22	2,240
40,471	9.375%, 05/01/20	11,838
8,020	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	1,764
	Halcon Resources Corp.,
5,131	8.625%, 02/01/20 (e)	2,835
26,008	13.000%, 02/15/22 (e)	3,901

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Hilcorp Energy I LP/Hilcorp Finance Co.,
10,876	5.000%, 12/01/24 (e)	7,396
5,989	5.750%, 10/01/25 (e)	4,072
5,302	7.625%, 04/15/21 (e)	4,540
18,827	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	8,472
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,185
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,125
1,458	3.050%, 12/01/19	1,336
7,485	7.000%, 06/15/17	7,712
	Laredo Petroleum, Inc.,
4,007	5.625%, 01/15/22	2,565
1,271	6.250%, 03/15/23	791
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
11,278	6.625%, 12/01/21	1,128
13,628	8.000%, 12/01/20	1,465
	Linn Energy LLC/Linn Energy Finance Corp.,
12,105	7.750%, 02/01/21	469
2,000	8.625%, 04/15/20	95
965	12.000%, 12/15/20 (e)	107
2,879	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	2,303
4,196	Matador Resources Co., 6.875%, 04/15/23	3,651
	MEG Energy Corp., (Canada),
15,740	6.375%, 01/30/23 (e)	7,437
3,580	6.500%, 03/15/21 (e)	1,727
20,152	7.000%, 03/31/24 (e)	9,270
	Memorial Production Partners LP/Memorial Production Finance Corp.,
4,682	6.875%, 08/01/22	1,007
10,274	7.625%, 05/01/21	2,363
	MPLX LP,
2,790	4.875%, 12/01/24 (e)	2,279
11,480	4.875%, 06/01/25 (e)	9,365
3,985	5.500%, 02/15/23 (e)	3,557
1,555	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	1,092
	Newfield Exploration Co.,
5,000	5.375%, 01/01/26	4,325
3,110	5.750%, 01/30/22	2,916

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	614
782	Noble Energy, Inc., 5.625%, 05/01/21	706
	Northern Oil and Gas, Inc.,
13,016	8.000%, 06/01/20	6,248
	Oasis Petroleum, Inc.,
9,545	6.875%, 03/15/22	5,584
7,655	6.875%, 01/15/23	4,421
19,501	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	18,965
3,633	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	3,133
	Peabody Energy Corp.,
6,055	6.250%, 11/15/21	159
1,070	6.500%, 09/15/20	19
	Penn Virginia Corp.,
4,881	7.250%, 04/15/19	415
9,129	8.500%, 05/01/20	776
	QEP Resources, Inc.,
3,000	5.375%, 10/01/22	2,040
3,000	6.875%, 03/01/21	2,160
4,675	Range Resources Corp., 4.875%, 05/15/25 (e)	4,044
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,382	4.500%, 11/01/23	2,860
2,485	5.000%, 10/01/22	2,066
3,175	5.500%, 04/15/23	2,667
1,300	5.875%, 03/01/22	1,142
	RSP Permian, Inc.,
2,973	6.625%, 10/01/22 (e)	2,661
3,626	6.625%, 10/01/22	3,245
2,046	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	61
33,231	Samson Resources Co., 9.750%, 02/15/20 (d)	83
	Sanchez Energy Corp.,
34,205	6.125%, 01/15/23	12,143
930	7.750%, 06/15/21	376
2,500	SemGroup Corp., 7.500%, 06/15/21	1,894
16,435	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	15,737
	SM Energy Co.,
3,000	5.000%, 01/15/24	1,192
3,110	5.625%, 06/01/25	1,252

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,430	6.125%, 11/15/22	622
3,250	6.500%, 01/01/23	1,292
5,595	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	1,623
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,410	4.125%, 11/15/19	1,244
2,852	5.000%, 01/15/18	2,732
925	5.250%, 05/01/23	724
8,310	6.750%, 03/15/24 (e)	7,043
2,075	Tesoro Corp., 4.250%, 10/01/17	2,106
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
2,265	5.500%, 10/15/19 (e)	2,118
10,957	5.875%, 10/01/20	10,299
780	6.125%, 10/15/21	718
6,660	6.250%, 10/15/22 (e)	6,127
4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (e)	602
	Ultra Petroleum Corp., (Canada),
9,917	5.750%, 12/15/18 (e)	496
7,605	6.125%, 10/01/24 (e)	380
4,650	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	512
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	599
	Whiting Petroleum Corp.,
2,703	5.000%, 03/15/19	1,338
10,145	5.750%, 03/15/21	4,743
4,615	6.250%, 04/01/23	2,111
3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	3,027
6,946	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	6,115
	WPX Energy, Inc.,
6,227	5.250%, 09/15/24	3,363
3,668	6.000%, 01/15/22	2,100
704	7.500%, 08/01/20	443
8,515	8.250%, 08/01/23	5,279

		385,248

	Total Energy	424,294

	Financials — 3.6%
	Banks — 1.0%
6,185	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	6,255

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Banks — continued
		CIT Group, Inc.,
	10,211	3.875%, 02/19/19	10,160
	7,694	5.000%, 05/15/17	7,877
	43,944	5.250%, 03/15/18	45,207
	13,225	5.500%, 02/15/19 (e)	13,688
	2,520	6.625%, 04/01/18 (e)	2,649
		Royal Bank of Scotland Group plc, (United Kingdom),
	3,499	6.000%, 12/19/23	3,534
	1,145	6.100%, 06/10/23	1,159
	17,655	6.125%, 12/15/22	18,526
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	4,500	4.350%, 01/23/17	4,985
	16,150	Reg. S, VAR, 9.500%, 03/16/22	16,989

			131,029

		Capital Markets — 0.0% (g)
	5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	5,904

		Consumer Finance — 1.1%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
	6,320	3.750%, 05/15/19	6,324
	3,265	4.625%, 10/30/20	3,318
	2,985	4.625%, 07/01/22	2,989
		Ally Financial, Inc.,
	4,740	2.750%, 01/30/17	4,728
	7,205	3.250%, 09/29/17	7,178
	16,315	3.250%, 11/05/18	16,030
	14,705	3.500%, 01/27/19	14,448
	7,940	4.125%, 03/30/20	7,900
	6,900	4.625%, 05/19/22	6,892
	13,056	4.625%, 03/30/25	12,664
	9,335	4.750%, 09/10/18	9,510
	2,255	5.125%, 09/30/24	2,272
	7,530	5.500%, 02/15/17	7,671
	3,995	5.750%, 11/20/25	3,875
	20,729	6.250%, 12/01/17	21,584
	7,237	8.000%, 11/01/31	7,970
	11,160	VAR, 3.300%, 07/18/16	11,149
		General Motors Financial Co., Inc.,
	335	3.450%, 04/10/22	316
	3,570	4.250%, 05/15/23	3,469
	4,000	4.750%, 08/15/17	4,099

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Long Positions — continued
	Corporate Bonds — continued
		Consumer Finance — continued
		Springleaf Finance Corp.,
	830	5.750%, 09/15/16	830
	2,358	6.500%, 09/15/17	2,331

			157,547

		Diversified Financial Services — 0.6%
	9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	3,664
	23,782	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	24,317
	11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	4,790
	8,006	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	7,766
	17,058	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	17,945
	3,815	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	3,205
	2,915	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	2,900
		Nationstar Mortgage LLC/Nationstar Capital Corp.,
	7,522	6.500%, 07/01/21	6,629
	275	7.875%, 10/01/20	259
	1,221	9.625%, 05/01/19	1,257
	6,720	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,964
	1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	869

			80,565

		Insurance — 0.2%
	4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	4,850
	5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	6,378
	5,825	National Financial Partners Corp., 9.000%, 07/15/21 (e)	5,126
	3,500	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,056
	1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
GBP	1	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19 (a) (e)	—	(h)
	6,359	USI, Inc., 7.750%, 01/15/21 (e)	5,850

			27,261

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Real Estate Investment Trusts (REITs) — 0.6%
	2,830	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	2,526
		Corrections Corp. of America,
	12,018	4.125%, 04/01/20	12,108
	2,260	4.625%, 05/01/23	2,271
	2,595	5.000%, 10/15/22	2,673
		Crown Castle International Corp.,
	3,634	4.875%, 04/15/22	3,797
	9,610	5.250%, 01/15/23	10,175
	2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,695
		Equinix, Inc.,
	9,321	5.375%, 01/01/22	9,671
	4,123	5.750%, 01/01/25	4,267
	2,405	5.875%, 01/15/26	2,513
		GEO Group, Inc. (The),
	4,985	5.875%, 01/15/22	5,022
	1,570	5.875%, 10/15/24	1,543
	4,805	6.625%, 02/15/21	4,949
		Iron Mountain, Inc.,
	2,250	5.750%, 08/15/24	2,253
	703	6.000%, 10/01/20 (e)	745
	6,149	6.000%, 08/15/23	6,533
	3,625	iStar, Inc., 3.875%, 07/01/16	3,602
		RHP Hotel Properties LP/RHP Finance Corp.,
	6,788	5.000%, 04/15/21	6,822
	4,580	5.000%, 04/15/23	4,569

			88,734

		Real Estate Management & Development — 0.1%
	2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,233
		Mattamy Group Corp., (Canada),
	2,670	6.500%, 11/15/20 (e)	2,310
CAD	3,000	6.875%, 11/15/20 (e)	1,973
	4,844	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	4,922

			11,438

		Total Financials	502,478

		Health Care — 4.8%
		Health Care Equipment & Supplies — 0.8%
		Alere, Inc.,
	4,060	6.375%, 07/01/23 (e)	4,456
	3,949	6.500%, 06/15/20	4,087
	1,310	7.250%, 07/01/18	1,372

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
20,013	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	20,513
16,030	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	13,425
3,640	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	3,740
7,605	Hologic, Inc., 5.250%, 07/15/22 (e)	7,966
	Kinetic Concepts, Inc./KCI USA, Inc.,
2,895	7.875%, 02/15/21 (e)	2,982
15,800	10.500%, 11/01/18	14,576
5,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	4,900
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
6,880	4.875%, 04/15/20 (e)	6,811
7,945	5.500%, 04/15/25 (e)	7,488
10,751	5.625%, 10/15/23 (e)	10,563

		102,879

	Health Care Providers & Services — 2.5%
6,230	21st Century Oncology, Inc., 11.000%, 05/01/23 (e)	5,233
	Acadia Healthcare Co., Inc.,
350	5.125%, 07/01/22	347
5,687	5.625%, 02/15/23	5,744
1,790	Amsurg Corp., 5.625%, 11/30/20	1,846
	CHS/Community Health Systems, Inc.,
6,000	5.125%, 08/15/18	6,023
2,885	7.125%, 07/15/20	2,596
3,000	8.000%, 11/15/19	2,835
7,530	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	7,511
6,170	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	6,741
5,740	HCA Holdings, Inc., 6.250%, 02/15/21	6,070
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,122
4,605	5.000%, 03/15/24	4,697
5,468	5.250%, 04/15/25	5,632
29,925	5.375%, 02/01/25	30,486
19,280	5.875%, 02/15/26	19,858
2,960	6.500%, 02/15/20	3,279
41,751	7.500%, 02/15/22	47,170
2,225	8.000%, 10/01/18	2,502

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
	HealthSouth Corp.,
645	5.750%, 11/01/24	652
3,205	5.750%, 11/01/24 (e)	3,237
5,066	5.750%, 09/15/25 (e)	5,028
1,528	7.750%, 09/15/22	1,588
23,019	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	21,868
	inVentiv Health, Inc.,
12,200	9.000%, 01/15/18 (e)	12,444
842	10.000%, 08/15/18	800
1,503	10.000%, 08/15/18	1,383
3,877	10.000% (PIK), 08/15/18 (e) (v)	3,789
	Kindred Healthcare, Inc.,
2,860	8.000%, 01/15/20	2,646
6,610	8.750%, 01/15/23	5,932
8,496	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	8,602
4,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	4,030
	Tenet Healthcare Corp.,
1,470	4.500%, 04/01/21	1,461
4,590	4.750%, 06/01/20	4,636
20,165	5.000%, 03/01/19	19,258
8,227	5.500%, 03/01/19	7,918
12,900	6.000%, 10/01/20	13,700
1,485	6.750%, 02/01/20	1,426
11,187	6.750%, 06/15/23	10,138
18,846	8.000%, 08/01/20	19,034
32,639	8.125%, 04/01/22	32,088
4,265	WellCare Health Plans, Inc., 5.750%, 11/15/20	4,382

		348,732

	Health Care Technology — 0.1%
3,056	Emdeon, Inc., 11.000%, 12/31/19	3,132
13,805	IMS Health, Inc., 6.000%, 11/01/20 (e)	14,277

		17,409

	Pharmaceuticals — 1.4%
3,000	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	3,004
14,127	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	12,290
7,616	Endo Finance LLC, 5.750%, 01/15/22 (e)	7,692
2,204	Endo Finance LLC/Endo Finco, Inc., 5.875%, 01/15/23 (e)	2,193

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Pharmaceuticals — continued
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
8,970	6.000%, 07/15/23 (e)	9,060
300	6.000%, 02/01/25 (e)	298
6,425	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22	6,642
	Valeant Pharmaceuticals International, Inc., (Canada),
8,170	5.375%, 03/15/20 (e)	7,394
24,015	5.875%, 05/15/23 (e)	20,263
27,021	6.125%, 04/15/25 (e)	22,681
7,000	6.375%, 10/15/20 (e)	6,422
15,285	6.750%, 08/15/18 (e)	14,750
7,485	6.750%, 08/15/21 (e)	6,811
7,275	7.000%, 10/01/20 (e)	6,857
20,905	7.250%, 07/15/22 (e)	19,128
45,327	7.500%, 07/15/21 (e)	42,721

		188,206

	Total Health Care	657,226

	Industrials — 4.9%
	Aerospace & Defense — 0.5%
14,930	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	15,117
	Bombardier, Inc., (Canada),
2,518	4.750%, 04/15/19 (e)	2,008
4,583	5.500%, 09/15/18 (e)	4,125
1,409	6.125%, 01/15/23 (e)	986
9,480	7.500%, 03/15/25 (e)	6,660
4,767	7.750%, 03/15/20 (e)	3,813
709	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	743
8,815	KLX, Inc., 5.875%, 12/01/22 (e)	8,396
7,437	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	5,355
7,331	Orbital ATK, Inc., 5.250%, 10/01/21	7,469
	TransDigm, Inc.,
705	6.000%, 07/15/22	687
8,515	6.500%, 05/15/25 (e)	8,175
12,053	Triumph Group, Inc., 4.875%, 04/01/21	9,642

		73,176

	Air Freight & Logistics — 0.1%
7,185	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	6,251

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Air Freight & Logistics — continued
8,715	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	8,246

		14,497

	Airlines — 0.3%
8,247	Allegiant Travel Co., 5.500%, 07/15/19	8,268
9,084	American Airlines 2013-1 Class A Pass-Through Trust, 5.600%, 07/15/20 (e)	9,130
4,254	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	4,424
5,302	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	5,646
5,486	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	5,980
2,633	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,830
472	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	508
4,922	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	5,439
3,439	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,414

		45,639

	Building Products — 0.2%
1,330	Allegion plc, (Ireland), 5.875%, 09/15/23	1,393
4,030	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	2,821
1,868	Griffon Corp., 5.250%, 03/01/22	1,775
3,066	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	3,173
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,049
3,541	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	3,161
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,175
	USG Corp.,
2,076	5.500%, 03/01/25 (e)	2,118
3,565	6.300%, 11/15/16	3,676

		22,341

	Commercial Services & Supplies — 0.9%
12,782	ACCO Brands Corp., 6.750%, 04/30/20	13,517
	ADT Corp. (The),
9,850	3.500%, 07/15/22	8,249
1,565	4.125%, 04/15/19	1,647
9,500	4.125%, 06/15/23	8,004
11,770	6.250%, 10/15/21	11,476

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Commercial Services & Supplies — continued
8,470	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	6,480
350	APX Group, Inc., 6.375%, 12/01/19	341
2,900	Aramark Services, Inc., 5.750%, 03/15/20	2,994
10,010	Casella Waste Systems, Inc., 7.750%, 02/15/19	9,835
7,335	Clean Harbors, Inc., 5.250%, 08/01/20	7,353
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	5,314
	Harland Clarke Holdings Corp.,
4,330	6.875%, 03/01/20 (e)	3,529
3,590	9.750%, 08/01/18 (e)	3,464
21,560	ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)	16,601
14,629	ILFC E-Capital Trust II, VAR, 4.740%, 12/21/65 (e)	11,301
6,270	Mobile Mini, Inc., 7.875%, 12/01/20	6,380
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22	3,693
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 01/15/16 (d)	—	(h)
2,650	6.500%, 08/01/27 (d)	—	(h)
	R.R. Donnelley & Sons Co.,
476	6.500%, 11/15/23	362
2,139	7.000%, 02/15/22	1,802

		122,342

	Construction & Engineering — 0.2%
	AECOM,
4,870	5.750%, 10/15/22	4,919
9,915	5.875%, 10/15/24	9,865
10,865	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	10,132
1,000	MasTec, Inc., 4.875%, 03/15/23	842
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,751

		28,509

	Electrical Equipment — 0.2%
10,185	General Cable Corp., 5.750%, 10/01/22	7,409
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,295
9,318	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	7,268
5,722	Sensata Technologies B.V., (Netherlands), 5.000%, 10/01/25 (e)	5,622
3,915	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	3,289

		33,883

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Conglomerates — 0.1%
8,567	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	8,543

	Machinery — 0.5%
6,310	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	4,622
12,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	4,598
2,158	Case New Holland Industrial, Inc., 7.875%, 12/01/17	2,300
7,593	CNH Industrial Capital LLC, 4.375%, 11/06/20	7,289
2,940	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	1,955
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	7,694
8,110	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	6,731
2,480	MTW Foodservice Escrow Corp., 9.500%, 02/15/24 (e)	2,613
	Oshkosh Corp.,
4,575	5.375%, 03/01/22	4,610
3,034	5.375%, 03/01/25	2,996
	Terex Corp.,
16,720	6.000%, 05/15/21	15,800
3,825	6.500%, 04/01/20	3,634

		64,842

	Marine — 0.1%
7,932	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	2,538
8,059	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	4,171
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	1,806
13,329	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	2,532

		11,047

	Professional Services — 0.1%
7,799	CEB, Inc., 5.625%, 06/15/23 (e)	7,916

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
4,225	5.625%, 10/01/24 (e)	4,183
11,274	6.500%, 07/15/22 (e)	11,584
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,869	5.125%, 06/01/22 (e)	4,553
6,455	5.500%, 04/01/23	6,116

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Road & Rail — continued
	Hertz Corp. (The),
7,010	5.875%, 10/15/20	6,800
8,911	6.250%, 10/15/22	8,477
9,696	7.375%, 01/15/21	9,623
3,308	7.500%, 10/15/18	3,349
22,182	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	16,636
4,538	JCH Parent, Inc., 10.500% (PIK), 03/15/19 (e) (v)	2,451

		73,772

	Trading Companies & Distributors — 1.2%
	Aircastle Ltd., (Bermuda),
2,270	5.125%, 03/15/21	2,276
1,500	6.250%, 12/01/19	1,588
6,490	6.750%, 04/15/17	6,750
5,725	7.625%, 04/15/20	6,269
11,300	H&E Equipment Services, Inc., 7.000%, 09/01/22	10,763
	HD Supply, Inc.,
10,554	5.250%, 12/15/21 (e)	11,055
7,892	7.500%, 07/15/20	8,306
9,816	11.500%, 07/15/20	10,847
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,805
25,830	5.875%, 04/01/19	27,283
1,408	5.875%, 08/15/22	1,498
5,065	6.250%, 05/15/19	5,432
4,615	8.250%, 12/15/20	5,336
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,625
530	5.500%, 07/15/25	503
2,353	5.750%, 11/15/24	2,294
18,765	6.125%, 06/15/23	19,243
19,042	7.625%, 04/15/22	20,244
6,821	8.250%, 02/01/21	7,162
3,518	Univar USA, Inc., 6.750%, 07/15/23 (e)	3,034

		163,313

	Total Industrials	669,820

	Information Technology — 3.1%
	Communications Equipment — 0.4%
4,479	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	4,557
5,550	Aspect Software, Inc., 10.625%, 05/15/17	3,580

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — continued
	Avaya, Inc.,
17,793	7.000%, 04/01/19 (e)	10,943
7,226	10.500%, 03/01/21 (e)	1,842
7,740	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	7,663
	CommScope, Inc.,
2,822	4.375%, 06/15/20 (e)	2,871
2,463	5.000%, 06/15/21 (e)	2,414
4,731	5.500%, 06/15/24 (e)	4,589
13,242	Goodman Networks, Inc., 12.125%, 07/01/18	3,906
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	3,989
4,590	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,384
10,895	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	9,697

		60,435

	Electronic Equipment, Instruments & Components — 0.3%
4,560	Anixter, Inc., 5.500%, 03/01/23 (e)	4,377
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,362
8,090	5.500%, 09/01/22 (e)	7,807
	CDW LLC/CDW Finance Corp.,
1,432	5.000%, 09/01/23	1,468
1,635	5.500%, 12/01/24	1,688
3,300	6.000%, 08/15/22	3,506
1,085	Sanmina Corp., 4.375%, 06/01/19 (e)	1,096
19,850	Zebra Technologies Corp., 7.250%, 10/15/22	20,694

		41,998

	Internet Software & Services — 0.1%
1,398	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	1,384
7,731	Match Group, Inc., 6.750%, 12/15/22 (e)	7,828
	VeriSign, Inc.,
1,958	4.625%, 05/01/23	1,928
1,142	5.250%, 04/01/25	1,125

		12,265

	IT Services — 0.8%
1,534	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,426
	First Data Corp.,
8,497	5.000%, 01/15/24 (e)	8,630
22,637	5.375%, 08/15/23 (e)	23,542
51,137	5.750%, 01/15/24 (e)	51,457

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	IT Services — continued
4,344	6.750%, 11/01/20 (e)	4,585
12,887	7.000%, 12/01/23 (e)	12,887
2,129	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	2,201
705	WEX, Inc., 4.750%, 02/01/23 (e)	617

		105,345

	Semiconductors & Semiconductor Equipment — 0.7%
	Advanced Micro Devices, Inc.,
5,137	6.750%, 03/01/19	3,750
6,963	7.000%, 07/01/24	4,352
3,715	7.750%, 08/01/20	2,535
	Amkor Technology, Inc.,
12,772	6.375%, 10/01/22	11,527
4,755	6.625%, 06/01/21	4,374
3,545	Entegris, Inc., 6.000%, 04/01/22 (e)	3,589
6,835	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	7,254
8,312	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,151
	Micron Technology, Inc.,
3,228	5.250%, 08/01/23 (e)	2,760
11,206	5.250%, 01/15/24 (e)	9,413
7,414	5.500%, 02/01/25	6,228
2,340	5.625%, 01/15/26 (e)	1,895
1,654	5.875%, 02/15/22	1,520
7,905	Microsemi Corp., 9.125%, 04/15/23 (e)	8,359
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,668
2,175	3.750%, 06/01/18 (e)	2,197
8,570	5.750%, 02/15/21 (e)	8,913
1,810	5.750%, 03/15/23 (e)	1,873
10,010	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	10,586

		99,944

	Software — 0.5%
3,740	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,819
	Audatex North America, Inc.,
18,467	6.000%, 06/15/21 (e)	18,652
3,190	6.125%, 11/01/23 (e)	3,222
6,090	Blackboard, Inc., 7.750%, 11/15/19 (e)	4,902
17,833	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	12,528

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued
	Infor U.S., Inc.,
351	5.750%, 08/15/20 (e)	354
15,110	6.500%, 05/15/22 (e)	13,108
7,920	Informatica LLC, 7.125%, 07/15/23 (e)	7,286
8,349	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	7,848
1,750	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	1,724

		73,443

	Technology Hardware, Storage & Peripherals — 0.3%
34,102	Apple, Inc., VAR, 0.920%, 05/06/19	33,646
	NCR Corp.,
1,046	5.000%, 07/15/22	991
495	5.875%, 12/15/21	487
2,307	6.375%, 12/15/23	2,261

		37,385

	Total Information Technology	430,815

	Materials — 3.8%
	Chemicals — 1.5%
	Ashland, Inc.,
4,115	3.875%, 04/15/18	4,249
16,210	4.750%, 08/15/22	16,007
3,460	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,676
4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	5,903
	Blue Cube Spinco, Inc.,
3,795	9.750%, 10/15/23 (e)	4,222
3,730	10.000%, 10/15/25 (e)	4,131
	Chemours Co. (The),
10,609	6.625%, 05/15/23 (e)	7,665
2,070	7.000%, 05/15/25 (e)	1,501
3,930	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	4,205
	Hexion, Inc.,
42,731	6.625%, 04/15/20	33,758
7,430	8.875%, 02/01/18	4,922
2,276	10.000%, 04/15/20	1,963
	Huntsman International LLC,
10,352	4.875%, 11/15/20	9,757
6,992	5.125%, 11/15/22 (e)	6,398

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Long Positions — continued
	Corporate Bonds — continued
		Chemicals — continued
		INEOS Group Holdings S.A., (Luxembourg),
	20,007	5.875%, 02/15/19 (e)	19,607
	8,301	6.125%, 08/15/18 (e)	8,301
	11,180	LSB Industries, Inc., 7.750%, 08/01/19	9,643
		Momentive Performance Materials, Inc.,
	8,000	3.880%, 10/24/21	5,440
	8,000	8.875%, 10/15/20 (d)	—	(h)
	4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,574
	4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,523
		Rain CII Carbon LLC/CII Carbon Corp.,
	6,143	8.000%, 12/01/18 (e)	4,991
	7,245	8.250%, 01/15/21 (e)	5,289
EUR	1,250	8.500%, 01/15/21 (e)	968
	5,673	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e)	—	(h)
		Reichhold International,
	5,313	12.000%, 03/31/17	5,313
	4,758	15.000%, 03/31/17	4,758
	2,495	Reichhold LLC, 12.000%, 03/31/17	2,495
	2,470	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	2,322
	3,995	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	4,155
	2,410	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), 6.750%, 05/01/22 (e)	2,265
		Tronox Finance LLC,
	2,589	6.375%, 08/15/20	1,625
	4,993	7.500%, 03/15/22 (e)	3,083
	610	W.R. Grace & Co.-Conn, 5.625%, 10/01/24 (e)	636

			198,345

		Construction Materials — 0.3%
EUR	2,000	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	2,268
		Cemex Finance LLC,
	3,000	6.000%, 04/01/24 (e)	2,696
	22,600	9.375%, 10/12/22 (e)	23,617
		Cemex S.A.B. de C.V., (Mexico),
	1,299	6.125%, 05/05/25 (e)	1,159
	5,820	7.250%, 01/15/21 (e)	5,820

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Construction Materials — continued
	3,340	U.S. Concrete, Inc., 8.500%, 12/01/18	3,457
	3,395	Vulcan Materials Co., 7.500%, 06/15/21	3,930

			42,947

		Containers & Packaging — 0.9%
		Ardagh Packaging Finance plc, (Ireland),
	19,995	9.125%, 10/15/20 (e)	20,645
EUR	3,325	9.250%, 10/15/20 (e)	3,744
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
	885	6.000%, 06/30/21 (e)	810
	3,400	6.250%, 01/31/19 (e)	3,324
	1,970	6.750%, 01/31/21 (e)	1,849
	378	7.000%, 11/15/20 (e)	351
	2,305	9.125%, 10/15/20 (e)	2,377
	8,985	VAR, 3.512%, 12/15/19 (e)	8,738
	703	Ball Corp., 5.250%, 07/01/25	733
		Berry Plastics Corp.,
	1,765	5.125%, 07/15/23	1,765
	2,030	6.000%, 10/15/22 (e)	2,111
	4,067	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	4,062
	2,257	Constar International, Inc., 11.000%, 12/31/17 (d)	237
	4,895	Pactiv LLC, 8.375%, 04/15/27	4,210
		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
	11,055	5.750%, 10/15/20	11,359
	5,100	6.875%, 02/15/21	5,278
	2,374	7.125%, 04/15/19	2,416
	3,900	8.250%, 02/15/21	3,832
	18,820	9.000%, 04/15/19	18,891
	15,764	9.875%, 08/15/19	16,237
		Sealed Air Corp.,
	1,500	5.125%, 12/01/24 (e)	1,556
	3,000	6.500%, 12/01/20 (e)	3,360

			117,885

		Metals & Mining — 1.1%
	4,931	AK Steel Corp., 8.750%, 12/01/18	4,487
		Alcoa, Inc.,
	11,617	5.125%, 10/01/24	10,499
	2,969	5.400%, 04/15/21	2,909
	3,650	5.720%, 02/23/19	3,696
	2,136	5.870%, 02/23/22	2,045

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Metals & Mining — continued
660	5.900%, 02/01/27	600
2,564	6.150%, 08/15/20	2,590
4,920	6.750%, 01/15/28	4,465
	Aleris International, Inc.,
1,993	7.625%, 02/15/18	1,754
3,716	7.875%, 11/01/20	2,917
	ArcelorMittal, (Luxembourg),
25,300	7.250%, 02/25/22	22,831
5,000	8.000%, 10/15/39	3,933
16,500	10.850%, 06/01/19	17,366
2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,642
351	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	266
8,026	Coeur Mining, Inc., 7.875%, 02/01/21	5,698
8,235	Commercial Metals Co., 4.875%, 05/15/23	7,082
1,080	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	821
	First Quantum Minerals Ltd., (Canada),
1,423	6.750%, 02/15/20 (e)	740
500	7.000%, 02/15/21 (e)	257
3,000	7.250%, 10/15/19 (e)	1,650
1,812	7.250%, 05/15/22 (e)	897
351	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	330
	Freeport-McMoRan, Inc.,
702	2.300%, 11/14/17	642
3,800	5.450%, 03/15/43	2,204
10,635	Hecla Mining Co., 6.875%, 05/01/21	8,136
2,770	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	1,580
1,740	Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,340
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,098
4,905	7.875%, 11/01/22 (e)	4,022
	New Gold, Inc., (Canada),
7,465	6.250%, 11/15/22 (e)	5,319
1,862	7.000%, 04/15/20 (e)	1,562
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	22
	Novelis, Inc., (Canada),
2,885	8.375%, 12/15/17	2,870
11,478	8.750%, 12/15/20	10,646

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
1,325	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	1,063
2,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	1,700
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	2,925
1,500	5.250%, 04/15/23	1,406
480	5.500%, 10/01/24	450
2,560	6.125%, 08/15/19	2,618
2,560	6.375%, 08/15/22	2,560
2,770	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	1,385

		156,023

	Paper & Forest Products — 0.0% (g)
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	3,604
700	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	725

		4,329

	Total Materials	519,529

	Telecommunication Services — 6.2%
	Diversified Telecommunication Services — 4.2%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,086
10,327	6.625%, 02/15/23 (e)	10,172
1,169	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	1,090
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,200	5.125%, 02/15/23	6,153
8,868	5.125%, 05/01/23 (e)	8,801
7,532	5.375%, 05/01/25 (e)	7,457
478	5.750%, 09/01/23	485
6,070	5.875%, 04/01/24 (e)	6,199
3,750	5.875%, 05/01/27 (e)	3,750
13,701	6.500%, 04/30/21	14,240
5,435	6.625%, 01/31/22	5,707
4,223	7.000%, 01/15/19	4,315
2,854	7.375%, 06/01/20	2,970
	CenturyLink, Inc.,
6,102	Series T, 5.800%, 03/15/22	5,926
703	Series V, 5.625%, 04/01/20	712
16,995	Series W, 6.750%, 12/01/23	16,613
6,816	Cincinnati Bell, Inc., 8.375%, 10/15/20	6,731

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
9,051	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	8,599
6,080	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	5,882
32,929	Embarq Corp., 7.995%, 06/01/36	31,283
	Frontier Communications Corp.,
3,450	6.250%, 09/15/21	3,058
4,070	6.875%, 01/15/25	3,429
15,200	7.125%, 03/15/19	15,276
2,640	8.125%, 10/01/18	2,732
1,987	8.250%, 04/15/17	2,091
2,625	8.500%, 04/15/20	2,671
5,447	8.750%, 04/15/22	5,106
8,335	9.250%, 07/01/21	8,335
7,000	10.500%, 09/15/22 (e)	7,070
27,712	11.000%, 09/15/25 (e)	27,747
18,863	GCI, Inc., 6.750%, 06/01/21	18,674
	Intelsat Jackson Holdings S.A., (Luxembourg),
29,910	5.500%, 08/01/23	19,441
3,860	6.625%, 12/15/22	1,940
10,583	7.250%, 04/01/19	8,202
39,026	7.250%, 10/15/20	26,928
17,121	7.500%, 04/01/21	11,899
11,713	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	3,514
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	5,095
	Level 3 Financing, Inc.,
4,587	5.125%, 05/01/23	4,679
5,488	5.375%, 01/15/24 (e)	5,625
13,494	5.375%, 05/01/25	13,730
5,815	5.625%, 02/01/23	6,004
13,349	6.125%, 01/15/21	13,950
5,839	7.000%, 06/01/20	6,124
4,300	VAR, 4.101%, 01/15/18	4,329
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,098
7,107	7.750%, 02/15/31	5,617
1,000	Qwest Corp., 7.250%, 09/15/25	1,108
	Sprint Capital Corp.,
14,890	6.875%, 11/15/28	10,795
6,658	6.900%, 05/01/19	5,676
44,917	8.750%, 03/15/32	34,586
5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	5,781

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
3,440	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	3,406
4,174	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,420
5,999	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	6,313
	Virgin Media Secured Finance plc, (United Kingdom),
8,042	5.375%, 04/15/21 (e)	8,333
1,485	5.500%, 01/15/25 (e)	1,496
	Wind Acquisition Finance S.A., (Luxembourg),
5,590	4.750%, 07/15/20 (e)	5,394
16,165	7.375%, 04/23/21 (e)	14,872
EUR 1,007	VAR, 5.090%, 04/30/19 (e)	1,090
	Windstream Services LLC,
7,685	6.375%, 08/01/23	5,572
10,916	7.500%, 06/01/22	8,460
16,438	7.500%, 04/01/23	12,419
28,457	7.750%, 10/01/21	22,961
	Zayo Group LLC/Zayo Capital, Inc.,
21,563	6.000%, 04/01/23	21,240
5,770	6.375%, 05/15/25	5,510
14,771	10.125%, 07/01/20	15,842

		579,809

	Wireless Telecommunication Services — 2.0%
5,915	SBA Telecommunications, Inc., 5.750%, 07/15/20	6,144
7,651	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	7,567
	Sprint Communications, Inc.,
4,000	6.000%, 12/01/16	3,970
5,497	6.000%, 11/15/22	3,875
8,025	7.000%, 03/01/20 (e)	7,885
10,390	7.000%, 08/15/20	8,156
51,320	9.000%, 11/15/18 (e)	53,275
8,760	11.500%, 11/15/21	7,424
	Sprint Corp.,
4,174	7.125%, 06/15/24	2,974
9,357	7.250%, 09/15/21	7,041
14,595	7.625%, 02/15/25	10,436
62,710	7.875%, 09/15/23	46,405
	T-Mobile USA, Inc.,
4,551	5.250%, 09/01/18	4,659
5,346	6.250%, 04/01/21	5,600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
6,200	6.375%, 03/01/25	6,262
3,099	6.464%, 04/28/19	3,184
1,405	6.500%, 01/15/24	1,444
14,779	6.500%, 01/15/26	14,976
9,442	6.625%, 11/15/20	9,820
5,309	6.625%, 04/01/23	5,548
19,152	6.633%, 04/28/21	20,014
25,142	6.731%, 04/28/22	26,301
7,785	6.836%, 04/28/23	8,096
5,620	United States Cellular Corp., 6.700%, 12/15/33	4,810

		275,866

	Total Telecommunication Services	855,675

	Utilities — 0.9%
	Electric Utilities — 0.0% (g)
1,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	717
5,000	Texas Competitive Electric Holdings Co. LLC, VAR, 3.977%, 10/01/20	1,463

		2,180

	Gas Utilities — 0.3%
708	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	703
4,917	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	3,761
9,044	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	7,348
	Sabine Pass Liquefaction LLC,
550	5.625%, 02/01/21	525
18,541	5.625%, 04/15/23	17,104
4,914	5.625%, 03/01/25	4,460
4,700	5.750%, 05/15/24	4,327
9,276	6.250%, 03/15/22	8,835

		47,063

	Independent Power & Renewable Electricity Producers — 0.6%
	AES Corp.,
945	4.875%, 05/15/23	850
1,764	5.500%, 03/15/24	1,623
6,405	7.375%, 07/01/21	6,677
10,729	VAR, 3.635%, 06/01/19	10,193
	Calpine Corp.,
15,000	6.000%, 01/15/22 (e)	15,375
6,491	7.875%, 01/15/23 (e)	6,864

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Independent Power & Renewable Electricity Producers — continued
		Dynegy, Inc.,
	6,500	7.375%, 11/01/22	5,428
	4,070	7.625%, 11/01/24	3,368
	15,075	GenOn Energy, Inc., 9.875%, 10/15/20	9,121
		NRG Energy, Inc.,
	4,345	6.250%, 07/15/22	3,671
	705	7.625%, 01/15/18	731
	3,200	7.875%, 05/15/21	3,020
	2,420	8.250%, 09/01/20	2,311
	2,565	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	2,065
		TerraForm Power Operating LLC,
	5,424	5.875%, 02/01/23 (e)	4,068
	784	6.125%, 06/15/25 (e)	576

			75,941

		Total Utilities	125,184

		Total Corporate Bonds (Cost $6,604,638)	5,824,479

SHARES
	Exchange Traded Funds — 1.0%
		Fixed Income — 1.0%
	533	iShares iBoxx $ High Yield Corporate Bond ETF	42,667
	2,698	SPDR Barclays High Yield Bond ETF	90,176

		Total Exchange Traded Funds (Cost $141,124)	132,843

PRINCIPAL AMOUNT
	Insurance-Linked Securities — 2.9%
		Catastrophe Bonds — 2.9%
	11,900	Acorn Re Ltd., (Bermuda), VAR, 4.049%, 07/17/18 (e)	11,944
		Alamo Re Ltd., (Bermuda),
	9,600	VAR, 4.921%, 06/07/19 (e)	9,753
	4,500	VAR, 5.561%, 06/07/17 (e)	4,566
	15,150	Armor Re Ltd., (Bermuda), VAR, 4.401%, 12/15/16 (e)	14,997
EUR	1,100	Azzurro RE I Ltd., (Ireland), VAR, 2.150%, 01/16/19 (e)	1,189
	2,900	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.171%, 04/07/17 (e)	2,941
	12,850	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	12,842

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

	Long Positions — continued
	Insurance-Linked Securities— continued
		Catastrophe Bonds — continued
		Calypso Capital II Ltd., (Ireland),
EUR	4,600	VAR, 2.880%, 01/09/17 (e)	5,052
EUR	11,150	VAR, 4.100%, 01/08/18 (e)	12,454
	1,100	Cranberry Re Ltd., (Bermuda), VAR, 4.121%, 07/06/18 (e)	1,112
		East Lane Re V Ltd., (Cayman Islands),
	2,900	VAR, 9.321%, 03/16/16 (e)	2,904
	3,450	VAR, 11.071%, 03/16/16 (e)	3,457
		East Lane Re VI Ltd., (Cayman Islands),
	4,040	VAR, 3.071%, 03/14/18 (e)	3,985
	10,000	VAR, 4.071%, 03/13/20 (e)	9,977
		Everglades Re Ltd., (Bermuda),
	10,800	VAR, 7.771%, 04/28/17 (e)	10,983
	40,700	VAR, 9.801%, 03/28/16 (e)	40,879
EUR	26,750	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	29,385
		Ibis Re II Ltd., (Cayman Islands),
	9,400	VAR, 4.321%, 06/28/16 (e)	9,423
	2,500	VAR, 4.821%, 06/28/16 (e)	2,510
	1,650	VAR, 8.321%, 06/28/16 (e)	1,675
		Kilimanjaro Re Ltd., (Bermuda),
	4,900	VAR, 4.071%, 11/25/19 (e)	4,801
	24,150	VAR, 4.821%, 04/30/18 (e)	23,814
	4,300	VAR, 5.071%, 04/30/18 (e)	4,273
	1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.571%, 04/06/18 (e)	997
		Longpoint Re Ltd. III, (Cayman Islands),
	1,100	VAR, 3.750%, 05/23/18 (e)	1,106
	2,750	VAR, 4.521%, 05/18/16 (e)	2,753
	17,800	MetroCat Re Ltd., (Bermuda), VAR, 4.821%, 08/05/16 (e)	17,853
		Nakama Re Ltd., (Bermuda),
	2,000	VAR, 2.446%, 01/16/19 (e)	1,984
	4,900	VAR, 2.821%, 04/13/18 (e)	4,877
	12,350	VAR, 3.071%, 09/29/16 (e)	12,277
	2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.321%, 05/15/17 (e)	2,030
		Residential Reinsurance 2012 Ltd., (Cayman Islands),
	17,000	VAR, 4.821%, 12/06/16 (e)	16,997
	3,200	VAR, 6.071%, 12/06/16 (e)	3,217
	18,650	VAR, 8.321%, 06/06/16 (e)	18,816
		Residential Reinsurance 2013 Ltd., (Cayman Islands),
	7,000	VAR, 5.571%, 12/06/17 (e)	6,952
	1,000	VAR, 8.321%, 06/06/17 (e)	1,030

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Catastrophe Bonds — continued
	Residential Reinsurance 2014 Ltd., (Cayman Islands),
1,500	VAR, 3.821%, 06/06/18 (e)	1,496
1,750	VAR, 5.121%, 12/06/18 (e)	1,718
	Sanders Re Ltd., (Bermuda),
42,250	VAR, 3.321%, 05/25/18 (e)	41,117
14,400	VAR, 3.821%, 05/05/17 (e)	14,275
10,000	VAR, 4.181%, 05/28/19 (e)	9,776
18,500	Tar Heel Re Ltd., (Bermuda), VAR, 8.821%, 05/09/16 (e)	18,705
1,500	Tramline Re II Ltd., (Bermuda), VAR, 3.571%, 07/07/17 (e)	1,484
1,500	Ursa Re Ltd., (Bermuda), VAR, 3.500%, 12/07/17 (e)	1,484

	Total Insurance-Linked Securities (Cost $415,898)	405,860

Mortgage Pass-Through Security — 0.3%
36,560	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 03/25/46 (w) (Cost $37,240)	37,489

Municipal Bonds — 0.2% (t)
	New York — 0.0% (g)
3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	4,152

	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,741
3,390	Series B, Rev., 5.000%, 03/01/34	3,815

		10,556

	Virginia — 0.1%
9,285	Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,523

	Total Municipal Bonds (Cost $23,829)	25,231

Preferred Securities — 0.5% (x)
	Financials — 0.5%
	Banks — 0.5%
	Bank of America Corp.,
7,106	Series AA, VAR, 6.100%, 03/17/25	6,893
41,338	Series K, VAR, 8.000%, 01/30/18	41,338
10,816	Series M, VAR, 8.125%, 05/15/18	10,816
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	1,898

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Preferred Securities — continued
	Banks — continued
	Citigroup, Inc.,
10,560	VAR, 5.875%, 03/27/20	9,834
1	VAR, 5.950%, 01/30/23	1
3,856	Credit Agricole S.A., (France), VAR, 8.125%, 12/23/25 (e)	3,587

	Total Preferred Securities (Cost $75,958)	74,367

Private Placements — 6.3%
	Commercial Loans — 2.1%
32,000	Ace Hotel Bowery, VAR, 6.939%, 12/01/16	32,000
62,000	DoubleTree, VAR, 6.411%, 06/01/17	62,000
15,515	Hotel Waldorf-Astoria Corp. (The), VAR, 7.646%, 06/01/16	15,531
61,000	Hyatt Centric Funding LLC, VAR, 6.406%, 10/01/17	61,000
35,000	Raleigh Hotel, VAR, 6.906%, 12/31/16	35,000
39,899	Scout Harbor, VAR, 6.896%, 01/01/17	39,899
41,500	Sheraton Needham Hotel, VAR, 5.406%, 07/01/20	41,500

	Total Commercial Loans	286,930

	Residential Loans — 4.2%
50,000	17 East 12th Street Mortgage Pass-Through Trust, VAR, 7.896%, 01/01/17	50,000
200,000	385 First Avenue LLC, VAR, 5.916%, 10/01/17	200,000
180,000	787 11th Avenue Funding LLC, VAR, 5.416%, 01/09/17	180,000
30,000	1255 22nd Street Northwest LLC, VAR, 6.876%, 02/01/17	30,000
42,000	8995 Collins Funding LLC, VAR, 7.929%, 08/04/17	42,000
37,500	Four Seasons Private Residences, VAR, 8.439%, 10/01/16	37,500
35,000	Prospect Properties Owners LLC, VAR, 7.439%, 05/01/16	35,000

	Total Residential Loans	574,500

	Total Private Placements (Cost $861,341)	861,430

SHARES
Investment Companies — 0.7%
362	Advent Claymore Convertible Securities and Income Fund II	1,822
2,681	BlackRock Corporate High Yield Fund, Inc.	26,193
3,669	BlackRock Debt Strategies Fund, Inc.	12,181
1,003	Blackstone/GSO Strategic Credit Fund	12,480

SHARES		SECURITY DESCRIPTION	VALUE

		Investment Companies — continued
557		Eaton Vance Floating-Rate Income Trust	6,695
619		Eaton Vance Senior Income Trust	3,311
661		Invesco Dynamic Credit Opportunities Fund	6,588
382		Invesco Senior Income Trust	1,437
1,670		Nuveen Credit Strategies Income Fund	12,309
499		Nuveen Floating Rate Income Opportunity Fund	4,463
652		Prudential Global Short Duration High Yield Fund, Inc.	9,331
452		Voya Prime Rate Trust	2,091

		Total Investment Companies (Cost $100,983)	98,901

Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e)	466

		Specialty Retail — 0.0% (g)
93		Nebraska Book Holdings, Inc. (a)	100

		Total Consumer Discretionary	566

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
1		Halcon Resources Corp. (a)	1

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a)	767

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (e)	717

		Total Financials	1,484

		Materials — 0.1%
		Chemicals — 0.1%
—	(h)	LyondellBasell Industries N.V., Class A	16
9		Reichhold, Inc. (a)	5,441

			5,457

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a)	—	(h)

		Total Materials	5,457

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
777		NII Holdings, Inc. (a)	4,123

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SHARES		SECURITY DESCRIPTION	VALUE

Long Positions — continued
Common Stocks — continued
		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
110		Dynegy, Inc. (a)	1,109

		Total Common Stocks (Cost $21,006)	12,740

Preferred Stocks — 0.3%
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
—	(h)	Halcon Resources Corp., Series A, 5.750% ($1,000 par value) @	7
336		Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	4,792

		Total Energy	4,799

		Financials — 0.2%
		Consumer Finance — 0.0% (g)
156		GMAC Capital Trust I, Series 2, VAR, 6.402%, 02/15/40 ($25 par value)	3,775

		Insurance — 0.2%
28		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.742%, 03/29/16 ($1,000 par value) @	22,860

		Total Financials	26,635

		Industrials — 0.1%
		Commercial Services & Supplies — 0.1%
5		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,195

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
4		Constar International, Inc., Class A (a)	—

		Total Preferred Stocks (Cost $50,402)	36,629

PRINCIPAL AMOUNT
Loan Assignments — 6.7%
		Consumer Discretionary — 2.0%
		Automobiles — 0.3%
15,094		Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	15,009
17,412		Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	17,245

			32,254

		Diversified Consumer Services — 0.0% (g)
3,960		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	3,759

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — 0.1%
2,000	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,880
3,880	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	3,831
3,349	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	3,337
2,939	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20	2,847
2,856	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	2,836

		14,731

	Leisure Products — 0.1%
4,000	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	3,700
5,627	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	4,324
5,523	Steinway Musical Instruments, Inc., 1st Lien Term Loan, VAR, 4.750%, 09/19/19	5,329

		13,353

	Media — 0.8%
2,940	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 4.000%, 12/15/22	2,935
4,395	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	4,350
3,412	Entercom Radio LLC, Term B-2 Loan, VAR, 4.001%, 11/23/18	3,390
11,176	Hercules Achievement, Inc, 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	10,977
35,935	iHeartCommunications, Inc., Term Loan D, VAR, 7.189%, 01/30/19	23,508
7,542	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.939%, 07/30/19	4,898
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 11.250%, 07/22/20	873
1,848	Sinclair Television Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,807
8,963	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	8,866
13,426	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,029
29,424	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	28,571
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/20/15 (d)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Loan Assignments — continued
	Media — continued
6,487	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	6,209

		109,413

	Multiline Retail — 0.4%
40,950	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	40,428
14,079	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	11,779

		52,207

	Specialty Retail — 0.3%
2,170	Gymboree Corp. (The), Initial Term Loan A&R, VAR, 5.000%, 02/23/18	1,126
1,184	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.500%, 06/30/21	1,127
29,887	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^	20,011
4,949	Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20	4,883
9,535	Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.750%, 01/26/23	9,336
3,421	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	3,377
3,375	Staples, Inc., Escrow Term Loan, VAR, 4.750%, 02/02/22 ^	3,349

		43,209

	Total Consumer Discretionary	268,926

	Consumer Staples — 1.1%
	Food & Staples Retailing — 0.4%
4,113	Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19	4,058
4,820	Albertson’s LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	4,704
9,844	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	9,564
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,319
14,167	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,117
19,431	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	18,280

		54,042

	Food Products — 0.4%
10,892	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	10,583

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
1,970	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	1,862
27,423	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	27,130
2,295	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	2,300
3,918	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	3,875
2,031	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	2,031
14,011	Wilton Brands, Tranche B Term Loan, VAR, 8.500%, 08/30/18	12,890

		60,671

	Household Products — 0.3%
12,031	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	11,983
23,856	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	22,604
6,740	Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/27/22	6,622

		41,209

	Total Consumer Staples	155,922

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
2,575	American Energy — Marcellus, 1st Lien Initial Term Loan, VAR, 5.250%, 08/04/20 ^	399
11,719	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	3,311
2,570	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,079
13,726	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	5,662

		10,451

	Oil, Gas & Consumable Fuels — 0.2%
1,234	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,225
12,384	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	12,183
5,234	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	1,785
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	1,577
10,150	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	7,202
4,065	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	3,542

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
4,888	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	1,725
4,667	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 12.000%, 12/31/18 (d)	93
2,717	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	2,529

		31,861

	Total Energy	42,312

	Financials — 0.3%
	Consumer Finance — 0.1%
13,529	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	12,438

	Diversified Financial Services — 0.1%
11,489	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,112
6,299	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	5,646
1,390	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	1,214

		17,972

	Insurance — 0.1%
4,975	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	4,805
5,971	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	5,696
3,859	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,668

		14,169

	Real Estate Management & Development — 0.0% (g)
2,097	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	2,083

	Total Financials	46,662

	Health Care — 1.1%
	Biotechnology — 0.1%
11,286	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	11,263

	Health Care Equipment & Supplies — 0.1%
4,639	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	4,526
14,917	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	12,708

		17,234

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 0.6%
9,776	21st Century Oncology, Inc., Tranche B Term Loan, VAR, 6.500%, 04/30/22	8,994
17,151	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	16,845
3,826	CHS/Community Health Systems, Inc., Incremental 2021 Term Loan H, VAR, 4.000%, 01/27/21	3,631
9,570	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	9,300
18,948	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	18,723
7,557	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	7,364
14,465	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	14,031

		78,888

	Pharmaceuticals — 0.3%
8,481	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	8,142
8,292	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.439%, 02/27/21	8,262
6,672	Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	6,538
4,748	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	4,617
13,687	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	12,778

		40,337

	Total Health Care	147,722

	Industrials — 0.7%
	Airlines — 0.2%
24,977	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	24,930

	Building Products — 0.1%
7,029	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	6,854
5,717	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	5,145

		11,999

	Commercial Services & Supplies — 0.0% (g)
63	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 5.500%, 11/06/20	59

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Loan Assignments — continued
	Commercial Services & Supplies — continued
246	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	231
1,492	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	1,324
1,155	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	1,144

		2,758

	Construction & Engineering — 0.0% (g)
485	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	478

	Industrial Conglomerates — 0.0% (g)
1,879	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,507
6,303	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	4,286

		5,793

	Machinery — 0.2%
10,936	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	8,997
5,482	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	5,222
9,826	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 4.000%, 08/21/20	9,389

		23,608

	Marine — 0.1%
9,654	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	8,447
3,390	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	1,534

		9,981

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 04/30/20	11,750
2,854	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	2,709

		14,459

	Total Industrials	94,006

	Information Technology — 0.5%
	Communications Equipment — 0.1%
8,122	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	4,757

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — continued
14,567	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	14,249

		19,006

	Electronic Equipment, Instruments & Components — 0.1%
4,133	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,079
5,945	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	5,914
6,149	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	6,180

		16,173

	Internet Software & Services — 0.1%
12,096	Evergreen Skills Lux Sarl, 1st Lien Initial Term Loan, VAR, 5.750%, 04/28/21	8,648
6,995	Evergreen Skills Lux Sarl., 2nd Lien Initial Term Loan, VAR, 9.250%, 04/28/22	2,994
6,959	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	6,906

		18,548

	IT Services — 0.1%
	First Data Corp., Term Loan,
11,800	VAR, 3.934%, 03/23/18	11,641
3,300	VAR, 3.934%, 09/24/18	3,250
1,366	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.500%, 01/20/21	1,352

		16,243

	Software — 0.1%
1,972	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,929
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/27/17	4,317

		6,246

	Total Information Technology	76,216

	Materials — 0.2%
	Chemicals — 0.1%
3,936	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	3,881
3,952	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	3,927

		7,808

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Loan Assignments — continued
	Construction Materials — 0.0% (g)
4,646	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	4,524
2,518	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,492

		7,016

	Containers & Packaging — 0.0% (g)
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial 2nd Lien Term Loan, VAR, 8.750%, 07/31/22	3,985
1,975	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	1,901

		5,886

	Metals & Mining — 0.1%
4,039	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	3,826
3,300	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	2,962
4,279	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	3,808
2,475	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 4.250%, 06/30/19	1,896

		12,492

	Total Materials	33,202

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
3,725	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,682
3,939	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	3,766
8,901	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 08/14/20 ^	8,372
3,367	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	3,257

		19,077

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	3,697

	Total Telecommunication Services	22,774

	Utilities — 0.3%
	Electric Utilities — 0.3%
6,009	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	5,977

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
12,188	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	10,809
37,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	10,156
24,805	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	6,573

		33,515

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,848	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,814

	Total Utilities	35,329

	Total Loan Assignments (Cost $1,074,712)	923,071

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
66	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
25	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $2)	—	(h)

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
782	Eurodollar, Expiring 09/19/16, at $97.75, American Style	5
1,381	Eurodollar, Expiring 12/19/16, at $98.00, American Style	9

	Total Options Purchased (Cost $1,737)	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	75

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Short-Term Investments — 24.2%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
16,355	0.118%, 03/17/16 (k) (n)	16,353
10,962	0.397%, 07/07/16 (k) (n)	10,949

	Total U.S. Treasury Obligations	27,302

SHARES
	Investment Companies — 24.0%
3,260,833	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) †	3,260,833
25,020	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.180% (b) (l) †	25,020

	Total Investment Companies	3,285,853

	Total Short-Term Investments (Cost $3,313,154)	3,313,155

	Total Investments, Before Short Positions — 99.3% (Cost $14,669,628)	13,627,289
	Other Assets in Excess of Liabilities — 0.7%	93,111

	NET ASSETS — 100.0%	13,720,400

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short Positions — 0.2%
Corporate Bonds — 0.2%
	Consumer Discretionary — 0.0% (g)
	Multiline Retail — 0.0% (g)
8,870	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	6,341

	Consumer Staples — 0.1%
	Food Products — 0.1%
10,000	Darling Ingredients, Inc., 5.375%, 01/15/22	9,925

	Industrials — 0.1%
	Airlines — 0.1%
10,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	10,099

	Total Corporate Bonds (Proceeds $26,170)	26,365

	Total Securities Sold Short (Proceeds $26,170)	26,365

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	Federal National Mortgage Association, 30-Year, Single Family, TBA, 3.500%, 03/25/46 (w)	(19,270)

	(Proceeds received of $19,209)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
239	Euro Bund	03/08/16	EUR	43,310	7

	Short Futures Outstanding
(1,734)	Euro Schatz	03/08/16	EUR	(211,165)	(2)
(97)	E-mini S&P 500	03/18/16	USD	(9,358)	(388)
(348)	90 Day Eurodollar	06/13/16	USD	(86,365)	(123)
(416)	10 Year U.S. Treasury Note	06/21/16	USD	(54,295)	2
(14)	U.S. Treasury Long Bond	06/21/16	USD	(2,303)	10
(30)	2 Year U.S. Treasury Note	06/30/16	USD	(6,556)	4
(1,368)	5 Year U.S. Treasury Note	06/30/16	USD	(165,507)	(77)
(627)	90 Day Eurodollar	12/19/16	USD	(155,441)	132
(522)	90 Day Eurodollar	06/19/17	USD	(129,306)	(523)
(522)	90 Day Eurodollar	09/18/17	USD	(129,247)	(632)

					(1,590)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
19,130	CAD	Goldman Sachs International	05/05/16	14,177	14,140	(37)
18,800	CAD	Royal Bank of Canada	05/05/16	13,574	13,896	322
2,114,080	JPY	Deutsche Bank AG	05/06/16	17,627	18,787	1,160
19,968,670	KRW	Standard Chartered Bank ††	05/06/16	17,038	16,084	(954)
56,580	MYR	Standard Chartered Bank ††	03/10/16	13,564	13,494	(70)
30,000	MYR	Standard Chartered Bank ††	03/11/16	6,770	7,154	384
36,167	SGD	BNP Paribas	03/15/16	25,095	25,718	623
				107,845	109,273	1,428

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,364	CAD	Standard Chartered Bank	03/22/16	2,446	2,486	(40)
18,800	CAD	Standard Chartered Bank	05/05/16	13,634	13,896	(262)
19,130	CAD	State Street Corp.	05/05/16	13,918	14,140	(222)
11,176	EUR	Citibank, N.A.	03/22/16	12,439	12,166	273
43,984	EUR	Citibank, N.A.	04/12/16	47,849	47,909	(60)
2,114,080	JPY	Standard Chartered Bank	05/06/16	17,232	18,787	(1,555)
19,968,670	KRW	Morgan Stanley ††	05/06/16	17,486	16,084	1,402
56,580	MYR	BNP Paribas ††	03/10/16	13,617	13,493	124
30,000	MYR	BNP Paribas ††	03/11/16	6,930	7,154	(224)
29,445	MYR	Standard Chartered Bank ††	05/10/16	7,022	7,010	12
36,167	SGD	Morgan Stanley	03/15/16	25,371	25,718	(347)
				177,944	178,843	(899)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.635%	2,325	(105)	231
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.635	4,740	(214)	377
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	3,570	(231)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	4,166	(269)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	5,993	(388)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.825	722	(37)	73
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.825	3,520	(179)	397
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.805	1,987	(102)	194
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	4.575	3,625	(44)	242
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	4.199	2,358	(51)	188

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	77

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
BNP Paribas:
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/20	6.665%	7,050	1,515	(1,306)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/20	1.346	140,250	1,949	(1,198)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/20	2.936	192,830	16,109	(15,557)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	2,830	596	(850)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	3,520	741	(1,214)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	3,520	741	(1,197)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/20	1.940	123,410	5,036	(2,539)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.457	3,530	508	(692)
Beazer Homes USA, Inc., 9.125%, 15/05/19	5.000% quarterly	12/20/17	5.211	7,120	(44)	324
Canadian Natural Resources Ltd., 5.700%, 15/05/17	1.000% quarterly	12/20/20	4.833	7,040	1,091	(812)
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	12/20/20	10.717	3,520	1,189	(681)
Credit Suisse International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.457	3,580	515	(477)
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	7,205	(466)	796
Canadian Natural Resources Ltd., 5.700%, 05/15/17	1.000% quarterly	12/20/20	4.833	3,540	549	(579)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	12/20/20	2.094	7,020	334	(261)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	19.258	7,030	3,689	(2,290)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	19.258	7,030	3,689	(2,236)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	12/20/20	10.417	10,540	3,203	(1,797)
Goldman Sachs International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.457	7,150	1,029	(869)
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	09/20/18	8.282	3,560	234	(19)
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	5.211	3,580	(22)	172
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	7.162	17,560	4,051	(2,357)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	3.220	830	(16)	31
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	3,530	743	(181)
Morgan Stanley Capital Services:
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/20	6.665	3,520	756	(527)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	4.114	EUR 7,050	1,032	(562)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	4.114	EUR 7,160	1,048	(497)

					48,179	(33,991)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	6,970	1,186	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	14,170	2,412	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,370	2,276	(3,973)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	84,140	9,129	(9,342)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	7,270	682	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	64.036	14,100	6,463	(8,000)
Citibank, N.A.:
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	17,850	1,937	(1,908)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	35,230	3,822	(4,173)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	7,000	656	56
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	102.241	6,900	1,360	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	102.241	10,550	2,079	(8,434)

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	6,600	1,123	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,380	2,278	(3,404)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,500	40	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	8,800	232	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	12,100	319	(3,595)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	7,220	677	128
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	7,230	678	108
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	7,260	681	112
CMBX.NA.AA.3	0.270% monthly	12/13/49	64.036	7,050	3,232	(4,088)

					41,262	(61,447)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.25-V1_1	5.000% quarterly	12/20/20	5.216%	17,576	(22)	455
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	1.072	355,080	467	1,377
iTraxx Europe 24.1	1.000% quarterly	12/20/20	0.989	EUR 180,560	(493)	1,445

					(48)	3,277

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318%	3,610	(2,267)	2,408
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	2,893	(1,810)	1,431
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	3,620	(2,264)	2,219
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	7,210	(4,510)	4,457
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	7,220	(4,517)	4,679
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	7,230	(4,523)	4,175
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,620	(2,273)	2,358
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	10,800	(6,782)	6,932
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	3,510	(113)	165
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	3,580	(115)	168
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	3,580	(115)	221
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	7,160	(230)	509
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	38.821	11,200	(982)	4,077
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	3,470	(1,005)	1,741
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	3,500	(1,014)	1,258
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,620	(2,273)	2,346
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.721	2,010	25	186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Citibank, N.A.:
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397%	2,150	(69)	195
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	14,010	(4,058)	6,569
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.721	2,000	25	206
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	3,620	(2,264)	2,183
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	7,050	29	950
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	1,760	(510)	786
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	3,490	(1,011)	1,636
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	3,510	(1,017)	1,631
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	7,020	(2,033)	3,130
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	3,500	(1,795)	1,829
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	3,500	(1,795)	1,847
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	3,540	(1,815)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	3,540	(1,815)	1,712
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	7,060	(3,620)	3,435
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	1,450	(907)	854
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,600	(2,260)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,610	(2,267)	2,334
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,620	(2,273)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,620	(2,273)	2,359
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,620	(2,273)	2,376
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	3,500	(112)	173
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	3,510	(113)	205
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	4,960	20	495
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	7,090	29	621
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	17.262	3,540	(193)	621
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	1,390	(402)	682
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	730	(458)	465
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	1,440	(904)	927
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,610	(2,267)	2,399
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	3,610	(2,267)	2,403
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.721	3,450	42	268

					(75,394)	88,808

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.568%	14,100	(5,649)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	2,620	(541)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,280	(1,917)	6,192
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,360	(1,934)	6,080
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.568	7,050	(2,825)	4,932

					(12,866)	30,563

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	14,907	(130)
Bank of America N.A.	0.888% semi-annually	3 months LIBOR quarterly	12/21/17	18,900	(34)
Bank of America N.A.	0.866% semi-annually	3 months LIBOR quarterly	12/27/17	15,200	(18)

					(182)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	34,400	(518)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	33,891	(672)
3.979% semi-annually	3 months LIBOR quarterly	04/17/24	30,000	(3,143)

				(4,333)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(108)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	(112)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	(105)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(108)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(108)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(108)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,040	(108)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	(141)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	43,100	(83)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(90)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(90)
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	(68)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	(41)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	(170)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	2,180	(18)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(65)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(22)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,560	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,030	(221)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,080	(98)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,080	(60)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,080	(161)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,090	(166)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,530	(342)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,540	(325)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	14,050	(441)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	14,490	(574)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	17,610	(711)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	17,710	(561)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,550	52
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,560	35
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,560	42
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	3,590	54

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	7,090	137
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	7,120	44
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	25,000	1,125
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	(112)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,500	(43)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(21)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(80)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(37)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(13)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,540	(23)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,070	(248)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,090	(208)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,090	(196)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,520	(162)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,560	(381)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	4,270	60
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	7,100	(118)

					(5,298)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	83

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — 122.8%
Asset-Backed Securities — 1.7%
	ABFC Trust,
100	Series 2005-HE2, Class M3, VAR, 1.216%, 06/25/35	91
305	Series 2006-OPT2, Class A2, VAR, 0.576%, 10/25/36	244
250	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.526%, 07/25/36	83
174	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.676%, 09/25/36	62
88	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.816%, 02/25/36	56
453	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.681%, 01/25/35	403
196	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.576%, 10/25/36	145
124	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.606%, 09/25/36	55
	CWABS Revolving Home Equity Loan Trust,
36	Series 2004-I, Class A, VAR, 0.721%, 02/15/34	33
41	Series 2004-K, Class 2A, VAR, 0.731%, 02/15/34	36
	CWABS, Inc. Asset-Backed Certificates,
430	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	430
10	Series 2004-1, Class 3A, VAR, 0.996%, 04/25/34	9
439	Series 2004-1, Class M1, VAR, 1.186%, 03/25/34	418
60	Series 2004-1, Class M2, VAR, 1.261%, 03/25/34	54
	First Franklin Mortgage Loan Trust,
189	Series 2004-FF10, Class M1, VAR, 1.711%, 07/25/34	173
233	Series 2006-FF13, Class A2D, VAR, 0.676%, 10/25/36	149
144	Fremont Home Loan Trust, Series 2006-B, Class 2A4, VAR, 0.676%, 08/25/36	54
	GSAMP Trust,
246	Series 2006-FM1, Class A1, VAR, 0.596%, 04/25/36	170
50	Series 2006-FM2, Class A2C, VAR, 0.586%, 09/25/36	22
42	Series 2006-FM2, Class A2D, VAR, 0.676%, 09/25/36	19

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

286	Series 2006-HE3, Class A2C, VAR, 0.596%, 05/25/46	253
350	Series 2007-HE1, Class A2C, VAR, 0.586%, 03/25/47	288
	Home Equity Mortgage Loan Asset-Backed Trust,
247	Series 2006-D, Class 1A, VAR, 0.576%, 11/25/36	189
238	Series 2007-B, Class 2A3, VAR, 0.636%, 07/25/37	141
134	HSI Asset Securitization Corp Trust, Series 2006-HE2, Class 2A2, VAR, 0.546%, 12/25/36	52
	Long Beach Mortgage Loan Trust,
901	Series 2004-1, Class M1, VAR, 1.186%, 02/25/34	844
69	Series 2004-1, Class M2, VAR, 1.261%, 02/25/34	64
	MASTR Asset-Backed Securities Trust,
102	Series 2006-HE4, Class A2, VAR, 0.546%, 11/25/36	43
131	Series 2006-HE4, Class A3, VAR, 0.586%, 11/25/36	56
193	Series 2006-NC3, Class A1, VAR, 0.566%, 10/25/36	107
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 1.111%, 03/25/35	679
80	Series 2005-C, Class A2D, VAR, 0.776%, 12/25/35	65
136	Series 2006-1, Class A2B, VAR, 0.616%, 05/25/36	98
68	Series 2006-2, Class A2B, VAR, 0.596%, 08/25/36	54
	NovaStar Mortgage Funding Trust,
195	Series 2006-4, Class A2C, VAR, 0.586%, 09/25/36	97
20	Series 2006-4, Class A2D, VAR, 0.686%, 09/25/36	10
326	Series 2007-1, Class A1A, VAR, 0.566%, 03/25/37	201
103	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.276%, 02/25/33	95
1,034	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.846%, 11/25/35	1,021
53	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.586%, 09/25/36	49
	Securitized Asset-Backed Receivables LLC Trust,
154	Series 2006-NC3, Class A1, VAR, 0.576%, 09/25/36	100

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Asset-Backed Securities — continued
330	Series 2006-NC3, Class A2B, VAR, 0.586%, 09/25/36	150
200	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.716%, 06/25/37	117
	Structured Asset Investment Loan Trust,
25	Series 2005-HE3, Class M1, VAR, 0.916%, 09/25/35	22
42	Series 2006-3, Class A5, VAR, 0.586%, 06/25/36	35
294	Series 2006-4, Class A1, VAR, 0.608%, 07/25/36	168
57	Series 2006-BNC2, Class A5, VAR, 0.596%, 05/25/36	45
	WaMu Asset-Backed Certificates WaMu Trust,
333	Series 2007-HE2, Class 2A4, VAR, 0.796%, 04/25/37	143
388	Series 2007-HE4, Class 1A, VAR, 0.606%, 07/25/47	238

	Total Asset-Backed Securities (Cost $8,013)	8,130

Collateralized Mortgage Obligations — 2.4%
	Agency CMO — 0.6%
	Federal Home Loan Mortgage Corp. REMIC,
77	Series 2980, Class QB, 6.500%, 05/15/35	90
77	Series 3850, Class LS, IF, IO, 1.570%, 05/15/39	5
151	Series 3962, Class KS, IF, IO, 1.799%, 06/15/38	12
327	Series 3997, Class HS, IF, IO, 6.123%, 03/15/38	39
278	Series 4002, Class MI, IO, 4.000%, 01/15/39	21
126	Series 4013, Class SB, IF, IO, 6.023%, 03/15/42	29
240	Series 4050, Class EI, IO, 4.000%, 02/15/39	20
161	Series 4057, Class BS, IF, IO, 5.623%, 09/15/39	22
146	Series 4057, Class CS, IF, IO, 5.623%, 04/15/39	22
2,203	Series 4057, Class SA, IF, IO, 5.623%, 04/15/39	282
198	Series 4073, Class AS, IF, IO, 5.623%, 08/15/38	26
388	Series 4083, Class MS, IF, IO, 5.623%, 05/15/39	57
320	Series 4084, Class GS, IF, IO, 5.623%, 04/15/39	38
283	Series 4086, Class TS, IF, IO, 5.673%, 04/15/37	27

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
287	Series 4093, Class SD, IF, IO, 6.273%, 01/15/38	56
324	Series 4097, Class TS, IF, IO, 5.673%, 05/15/39	53
194	Series 4099, Class BS, IF, IO, 5.623%, 06/15/39	31
75	Series 4102, Class SW, IF, IO, 5.673%, 05/15/39	14
67	Series 4113, Class JS, IF, IO, 5.623%, 07/15/39	10
97	Series 4116, Class MS, IF, IO, 5.773%, 11/15/39	19
573	Series 4122, Class SJ, IF, IO, 5.723%, 12/15/40	101
79	Series 4123, Class SA, IF, IO, 5.773%, 09/15/39	12
138	Series 4132, Class SE, IF, IO, 5.773%, 12/15/40	25
151	Series 4174, Class SA, IF, IO, 5.773%, 05/15/39	24
172	Series 4267, Class CI, IO, 4.000%, 05/15/39	18
	Federal National Mortgage Association REMIC,
272	Series 2006-3, Class SB, IF, IO, 6.264%, 07/25/35	43
77	Series 2006-125, Class SA, IF, IO, 6.284%, 01/25/37	12
155	Series 2007-32, Class SD, IF, IO, 5.674%, 04/25/37	27
50	Series 2007-37, Class SA, IF, IO, 5.684%, 05/25/37	9
286	Series 2008-17, Class KS, IF, IO, 5.924%, 11/25/37	46
871	Series 2012-73, Class LS, IF, IO, 5.614%, 06/25/39	123
568	Series 2012-74, Class AS, IF, IO, 5.614%, 03/25/39	78
138	Series 2012-84, Class QS, IF, IO, 6.214%, 09/25/31	27
298	Series 2012-87, Class NS, IF, IO, 5.614%, 02/25/39	48
244	Series 2012-94, Class KS, IF, IO, 6.214%, 05/25/38	48
213	Series 2012-94, Class SL, IF, IO, 6.264%, 05/25/38	42
158	Series 2012-98, Class SA, IF, IO, 5.614%, 05/25/39	25
117	Series 2012-104, Class QS, IF, IO, 5.664%, 03/25/39	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	85

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
96	Series 2012-107, Class QS, IF, IO, 5.664%, 10/25/40	19
74	Series 2012-110, Class MS, IF, IO, 5.564%, 10/25/42	16
208	Series 2012-114, Class DS, IF, IO, 5.664%, 08/25/39	31
202	Series 2012-114, Class HS, IF, IO, 5.714%, 03/25/40	27
240	Series 2012-120, Class ES, IF, IO, 5.764%, 11/25/39	45
260	Series 2012-120, Class SE, IF, IO, 5.764%, 02/25/39	45
188	Series 2012-124, Class DS, IF, IO, 5.714%, 04/25/40	32
305	Series 2012-124, Class LS, IF, IO, 5.764%, 07/25/40	54
245	Series 2012-137, Class CS, IF, IO, 5.774%, 08/25/41	48
1,136	Series 2013-9, Class SG, IF, IO, 5.764%, 03/25/39	210
85	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	5
572	Series 2014-61, Class SA, IO, VAR, 1.754%, 10/25/44	41
	Federal National Mortgage Association STRIPS,
51	Series 366, Class 18, IO, 4.000%, 11/25/20	3
187	Series 390, Class C7, IO, 4.000%, 07/25/23	7
293	Series 390, Class C8, IO, 4.500%, 07/25/23	14
27	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	31
	Government National Mortgage Association,
67	Series 2013-69, Class SM, IF, IO, 5.768%, 05/20/43	11
76	Series 2013-165, Class ST, IF, IO, 5.718%, 11/20/43	14
50	Series 2014-2, Class NS, IF, IO, 5.718%, 01/20/44	10
91	Series 2014-68, Class SK, IF, IO, 5.774%, 05/20/44	17
324	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	15
167	Series 2014-98, Class SM, IF, IO, 5.768%, 07/20/44	30
731	Series 2014-119, Class SA, IF, IO, 5.168%, 08/20/44	121
171	Series 2014-129, Class SK, IF, IO, 5.768%, 09/20/44	32

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
193	Series 2014-183, Class SG, IF, IO, 5.768%, 12/20/44	36
838	Series 2015-80, Class MS, IF, IO, 5.818%, 06/20/45	221
705	Series 2015-99, Class KS, IF, IO, 5.768%, 07/20/45	176

		2,911

	Non-Agency CMO — 1.8%
863	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	860
439	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	447
	Banc of America Funding Trust,
128	Series 2014-R7, Class 1A1, VAR, 0.577%, 05/26/36 (e)	115
85	Series 2014-R7, Class 2A1, VAR, 0.567%, 09/26/36 (e)	80
	Banc of America Mortgage Trust,
238	Series 2005-A, Class 3A1, VAR, 3.101%, 02/25/35	231
274	Series 2007-3, Class 1A1, 6.000%, 09/25/37	247
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.577%, 05/26/37 (e)	98
37	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.786%, 05/25/37	28
	Citigroup Mortgage Loan Trust,
81	Series 2013-11, Class 1A4, VAR, 0.597%, 10/25/46 (e)	80
84	Series 2014-10, Class 1A1, VAR, 0.562%, 11/25/36 (e)	75
112	Series 2014-10, Class 4A1, VAR, 0.591%, 02/25/37 (e)	100
78	Series 2014-10, Class 5A1, VAR, 0.577%, 06/25/36 (e)	70
288	Series 2014-12, Class 1A4, VAR, 0.552%, 08/25/36 (e)	262
81	Series 2014-12, Class 2A4, VAR, 4.266%, 02/25/37 (e)	80
160	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	153
	Credit Suisse First Boston Mortgage Securities Corp.,
67	Series 2003-29, Class 7A1, 6.500%, 12/25/33	69
237	Series 2004-5, Class 4A1, 6.000%, 09/25/34	241
	CSMC Trust,
55	Series 2011-12R, Class 3A1, VAR, 2.261%, 07/27/36 (e)	54

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
50	Series 2014-10R, Class 4A1, VAR, 0.592%, 12/27/36 (e)	48
43	Series 2014-11R, Class 8A1, VAR, 0.767%, 04/27/37 (e)	41
175	Series 2014-11R, Class 9A1, VAR, 0.567%, 10/27/36 (e)	166
189	Series 2015-3R, Class 5A1, VAR, 0.572%, 09/29/36 (e)	181
14	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.936%, 02/25/35	12
31	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.294%, 06/27/37 (e)	30
	Federal National Mortgage Association Connecticut Avenue Securities,
100	Series 2015-C03, Class 1M2, VAR, 5.436%, 07/25/25	93
280	Series 2015-C04, Class 1M2, VAR, 6.136%, 04/25/28	265
83	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.597%, 04/26/37 (e)	78
248	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	229
	HarborView Mortgage Loan Trust,
15	Series 2004-9, Class 2A, VAR, 2.654%, 12/19/34	12
93	Series 2006-9, Class 2A1A, VAR, 0.640%, 11/19/36	67
317	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	312
7	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.586%, 12/25/36	7
	LSTAR Securities Investment Trust,
174	Series 2014-1, Class NOTE, VAR, 3.539%, 09/01/21 (e)	173
198	Series 2015-1, Class A, VAR, 2.439%, 01/01/20 (e)	194
209	Series 2015-2, Class A, VAR, 2.426%, 01/01/20 (e)	206
144	Series 2015-3, Class A, VAR, 2.439%, 03/01/20 (e)	141
161	Series 2015-4, Class A1, VAR, 2.426%, 04/01/20 (e)	158
165	Series 2015-6, Class A, VAR, 2.439%, 05/01/20 (e)	162
91	Series 2015-7, Class A, VAR, 2.439%, 07/01/20 (e)	89

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
204	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	170
90	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.367%, 12/26/36 (e)	82
1,151	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	952
128	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.729%, 12/10/35 (e)	107
	Residential Asset Securitization Trust,
294	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	276
97	Series 2006-A1, Class 1A6, VAR, 0.936%, 04/25/36	56
281	Series 2006-R1, Class A2, VAR, 0.836%, 01/25/46	134
276	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	254
154	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	148
31	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.886%, 09/25/35	23
	Wells Fargo Mortgage-Backed Securities Trust,
46	Series 2005-16, Class A8, 5.750%, 01/25/36	49
429	Series 2007-8, Class 2A8, 6.000%, 07/25/37	420

		8,625

	Total Collateralized Mortgage Obligations (Cost $11,222)	11,536

Commercial Mortgage-Backed Securities — 0.9%
	BAMLL Commercial Mortgage Securities Trust,
100	Series 2013-DSNY, Class F, VAR, 3.927%, 09/15/26 (e)	94
200	Series 2014-FL1, Class D, VAR, 2.400%, 12/15/31 (e)	180
330	Series 2014-FL1, Class E, VAR, 5.926%, 12/15/31 (e)	272
460	Series 2014-INLD, Class E, VAR, 3.766%, 12/15/29 (e)	431
150	Series 2015-ASHF, Class D, VAR, 3.427%, 01/15/28 (e)	147
160	Series 2015-ASHF, Class E, VAR, 4.427%, 01/15/28 (e)	154
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.927%, 11/15/31 (e)	100
143	Series 2014-FL2, Class COL2, VAR, 4.927%, 11/15/31 (e)	142

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	87

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Commercial Mortgage-Backed Securities — continued
250	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.777%, 07/15/27 (e)	232
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 4.077%, 08/15/31 (e)	121
100	Series 2014-FL5, Class KH2, VAR, 4.927%, 08/15/31 (e)	92
430	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	378
	CSMC Trust,
690	Series 2015-DEAL, Class E, VAR, 4.431%, 04/15/29 (e)	637
280	Series 2015-SAND, Class E, VAR, 4.277%, 08/15/30 (e)	263
680	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.827%, 08/15/32 (e)	668
105	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.757%, 05/12/39	105
546	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.147%, 11/15/29 (e)	530

	Total Commercial Mortgage-Backed Securities (Cost $4,718)	4,546

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $73)	65

Corporate Bonds — 57.5%
	Consumer Discretionary — 9.8%
	Auto Components — 0.5%
	American Axle & Manufacturing, Inc.,
430	6.250%, 03/15/21	433
10	6.625%, 10/15/22	10
	Dana Holding Corp.,
10	5.375%, 09/15/21	10
415	5.500%, 12/15/24	387
523	6.000%, 09/15/23	499
	Goodyear Tire & Rubber Co. (The),
15	5.125%, 11/15/23	15
500	6.500%, 03/01/21	527
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
35	4.875%, 03/15/19	33
9	6.000%, 08/01/20	8

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — continued
600	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/23 (e)	586

		2,508

	Automobiles — 0.6%
750	Daimler Finance North America LLC, 2.250%, 03/02/20 (e)	739
500	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	472
1,000	General Motors Co., 4.875%, 10/02/23	1,007
750	Nissan Motor Acceptance Corp., 2.125%, 03/03/20 (e)	749

		2,967

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	356
15	Sotheby’s, 5.250%, 10/01/22 (e)	13

		369

	Hotels, Restaurants & Leisure — 1.3%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	521
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (d)	283
335	11.250%, 06/01/17 (d)	252
405	Darden Restaurants, Inc., 7.050%, 10/15/37	441
750	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	708
18	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	18
	McDonald’s Corp.,
500	3.250%, 06/10/24	512
300	4.600%, 05/26/45	302
	MGM Resorts International,
870	6.000%, 03/15/23	892
260	6.750%, 10/01/20	278
161	7.625%, 01/15/17	168
250	7.750%, 03/15/22	272
	Sabre GLBL, Inc.,
10	5.250%, 11/15/23 (e)	10
300	5.375%, 04/15/23 (e)	302
5	Scientific Games International, Inc., 10.000%, 12/01/22	4
500	Starbucks Corp., 2.700%, 06/15/22	515
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	478

		5,956

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Household Durables — 0.4%
500	Newell Rubbermaid, Inc., 2.875%, 12/01/19	489
	Tempur Sealy International, Inc.,
10	5.625%, 10/15/23 (e)	10
500	6.875%, 12/15/20	527
1,000	Whirlpool Corp., 1.650%, 11/01/17	997

		2,023

	Internet & Catalog Retail — 0.5%
15	Acosta, Inc., 7.750%, 10/01/22 (e)	13
	Amazon.com, Inc.,
500	3.800%, 12/05/24	537
400	4.950%, 12/05/44	442
500	Expedia, Inc., 4.500%, 08/15/24	469
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	499
500	QVC, Inc., 4.450%, 02/15/25	468

		2,428

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	507
500	Mattel, Inc., 3.150%, 03/15/23	489

		996

	Media — 5.0%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	595
600	Altice Luxembourg S.A., (Luxembourg), 7.625%, 02/15/25 (e)	549
200	AMC Entertainment, Inc., 5.750%, 06/15/25	207
185	Cablevision Systems Corp., 7.750%, 04/15/18	190
	CBS Corp.,
500	3.700%, 08/15/24	498
350	4.600%, 01/15/45	306
	CCO Safari II LLC,
1,000	4.464%, 07/23/22 (e)	1,015
100	4.908%, 07/23/25 (e)	103
	Cinemark USA, Inc.,
15	5.125%, 12/15/22	15
337	7.375%, 06/15/21	353
	Clear Channel Worldwide Holdings, Inc.,
1,516	Series B, 6.500%, 11/15/22	1,471
750	Series B, 7.625%, 03/15/20	660
	Comcast Corp.,
500	3.375%, 02/15/25	521
400	4.400%, 08/15/35	416
250	4.500%, 01/15/43	257
975	6.500%, 01/15/17	1,021

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	470
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
500	3.950%, 01/15/25	508
300	6.000%, 08/15/40	311
500	Discovery Communications LLC, 3.450%, 03/15/25	450
	DISH DBS Corp.,
10	4.250%, 04/01/18	10
675	5.000%, 03/15/23	597
60	5.875%, 07/15/22	57
1,700	5.875%, 11/15/24	1,528
101	6.750%, 06/01/21	103
510	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	513
98	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	103
5	iHeartCommunications, Inc., 9.000%, 12/15/19	4
45	LIN Television Corp., 5.875%, 11/15/22	45
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,175
	Neptune Finco Corp.,
200	10.125%, 01/15/23 (e)	215
400	10.875%, 10/15/25 (e)	432
	Nexstar Broadcasting, Inc.,
400	6.125%, 02/15/22 (e)	384
400	6.875%, 11/15/20	406
510	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	516
675	Numericable-SFR S.A., (France), 6.000%, 05/15/22 (e)	668
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	311
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	248
500	3.500%, 06/15/22	489
	Sinclair Television Group, Inc.,
500	6.125%, 10/01/22	515
400	6.375%, 11/01/21	415
	Sirius XM Radio, Inc.,
500	5.375%, 04/15/25 (e)	499
400	5.750%, 08/01/21 (e)	415
495	6.000%, 07/15/24 (e)	520
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	511
	Time Warner, Inc.,
500	3.600%, 07/15/25	491
330	5.350%, 12/15/43	314

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	89

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Media — continued
20	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	21
268	Univision Communications, Inc., 8.500%, 05/15/21 (e)	269
1,250	Viacom, Inc., 4.250%, 09/01/23	1,221
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	558
500	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	508

		23,977

	Multiline Retail — 0.2%
630	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	380
500	Target Corp., 2.300%, 06/26/19	513

		893

	Specialty Retail — 0.9%
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	315
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	510
500	2.625%, 06/01/22	508
225	L Brands, Inc., 6.625%, 04/01/21	252
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	515
10	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	10
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	256
31	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/01/25	32
1,200	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,233
500	Tiffany & Co., 4.900%, 10/01/44 (e)	511

		4,142

	Textiles, Apparel & Luxury Goods — 0.1%
300	NIKE Inc., 3.875%, 11/01/45	306

	Total Consumer Discretionary	46,565

	Consumer Staples — 3.7%
	Beverages — 0.7%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	494
700	6.875%, 11/15/19	819
500	Dr. Pepper Snapple Group, Inc., 3.400%, 11/15/25	510
	PepsiCo, Inc.,
500	2.750%, 04/30/25	505
500	3.600%, 03/01/24	540
250	Series FXD, 2.250%, 01/07/19	256

		3,124

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food & Staples Retailing — 1.1%
1,000	CVS Health Corp., 2.800%, 07/20/20	1,024
	CVS Pass-Through Trust,
614	6.036%, 12/10/28	686
947	7.507%, 01/10/32 (e)	1,125
405	Delhaize Group, (Belgium), 5.700%, 10/01/40	428
750	Kroger Co. (The), 2.950%, 11/01/21	766
500	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	501
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	872

		5,402

	Food Products — 1.1%
287	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	291
10	Dean Foods Co., 6.500%, 03/15/23 (e)	11
750	General Mills, Inc., 2.200%, 10/21/19	758
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	530
1,500	HJ Heinz Co., 2.800%, 07/02/20 (e)	1,517
30	JBS USA LLC/JBS USA Finance, Inc., 5.875%, 07/15/24 (e)	26
300	JM Smucker Co. (The), 4.375%, 03/15/45	300
11	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	12
	Post Holdings, Inc.,
10	6.000%, 12/15/22 (e)	10
315	6.750%, 12/01/21 (e)	334
875	7.375%, 02/15/22	928
158	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	134
	TreeHouse Foods, Inc.,
10	4.875%, 03/15/22	10
11	6.000%, 02/15/24 (e)	12
250	Tyson Foods, Inc., 3.950%, 08/15/24	264
26	WhiteWave Foods Co. (The), 5.375%, 10/01/22	28

		5,165

	Household Products — 0.4%
10	Central Garden & Pet Co., 6.125%, 11/15/23	10
	HRG Group, Inc.,
7	7.750%, 01/15/22	7
145	7.875%, 07/15/19	151
750	Kimberly-Clark Corp., 1.850%, 03/01/20	752
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	500
500	SC Johnson & Son, Inc., 4.350%, 09/30/44 (e)	508

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Household Products — continued
10	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	9

		1,937

	Personal Products — 0.0% (g)
	Avon Products, Inc.,
50	4.200%, 07/15/18	38
66	6.750%, 03/15/23	40

		78

	Tobacco — 0.4%
500	Altria Group, Inc., 2.625%, 01/14/20	509
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	409
725	5.650%, 05/16/18	791

		1,709

	Total Consumer Staples	17,415

	Energy — 3.8%
	Energy Equipment & Services — 0.3%
	Halliburton Co.,
1,000	2.700%, 11/15/20	982
250	3.500%, 08/01/23	233
95	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	80

		1,295

	Oil, Gas & Consumable Fuels — 3.5%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	405
15	Antero Resources Corp., 5.125%, 12/01/22	13
	Bonanza Creek Energy, Inc.,
156	5.750%, 02/01/23	39
163	6.750%, 04/15/21	49
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	988
750	2.521%, 01/15/20	736
300	2.750%, 05/10/23	284
500	3.814%, 02/10/24	497
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
477	7.875%, 04/15/22	48
76	8.625%, 10/15/20	8
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	457
	Carrizo Oil & Gas, Inc.,
35	6.250%, 04/15/23	25
48	7.500%, 09/15/20	37

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Chaparral Energy, Inc.,
112	7.625%, 11/15/22	8
43	8.250%, 09/01/21	3
111	9.875%, 10/01/20	9
339	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	132
500	Chevron Corp., 2.411%, 03/03/22	487
1,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	977
475	ConocoPhillips, 6.500%, 02/01/39	465
500	ConocoPhillips Co., 2.875%, 11/15/21	454
162	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	139
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	791
300	Denbury Resources, Inc., 4.625%, 07/15/23	87
500	Devon Energy Corp., 3.250%, 05/15/22	385
500	El Paso Natural Gas Co. LLC, 5.950%, 04/15/17	506
	Endeavor Energy Resources LP/EER Finance, Inc.,
219	7.000%, 08/15/21 (e)	186
26	8.125%, 09/15/23 (e)	22
300	Energy Transfer Partners LP, 5.150%, 03/15/45	218
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	428
	EP Energy LLC/Everest Acquisition Finance, Inc.,
80	6.375%, 06/15/23	22
131	7.750%, 09/01/22	35
1,055	9.375%, 05/01/20	309
300	Exxon Mobil Corp., 3.567%, 03/06/45	279
	Halcon Resources Corp.,
47	8.625%, 02/01/20 (e)	26
100	13.000%, 02/15/22 (e)	15
	Hilcorp Energy I LP/Hilcorp Finance Co.,
55	5.000%, 12/01/24 (e)	37
85	5.750%, 10/01/25 (e)	58
23	7.625%, 04/15/21 (e)	20
95	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	43
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	327
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	15
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	14
10	3.050%, 12/01/19	9
500	4.300%, 06/01/25	452
300	5.050%, 02/15/46	230
52	7.000%, 06/15/17	54

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	91

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Laredo Petroleum, Inc.,
11	5.625%, 01/15/22	7
14	6.250%, 03/15/23	9
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
90	6.625%, 12/01/21	9
92	8.000%, 12/01/20	10
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	19
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	815
31	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	25
50	Matador Resources Co., 6.875%, 04/15/23	44
	MEG Energy Corp., (Canada),
370	6.375%, 01/30/23 (e)	175
31	6.500%, 03/15/21 (e)	15
573	7.000%, 03/31/24 (e)	263
	Memorial Production Partners LP/Memorial Production Finance Corp.,
50	6.875%, 08/01/22	11
105	7.625%, 05/01/21	24
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	3
	Northern Oil and Gas, Inc.,
156	8.000%, 06/01/20	75
248	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	241
250	Peabody Energy Corp., 6.250%, 11/15/21	7
250	Phillips 66, 4.650%, 11/15/34	228
500	Phillips 66 Partners LP, 3.605%, 02/15/25	426
84	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	71
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	498
	RSP Permian, Inc.,
22	6.625%, 10/01/22	20
20	6.625%, 10/01/22 (e)	18
368	Samson Resources Co., 9.750%, 02/15/20 (d)	1
426	Sanchez Energy Corp., 6.125%, 01/15/23	151
143	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	137
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	418
38	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24 (e)	32
750	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	690

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	345
46	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	2
500	Western Gas Partners LP, 2.600%, 08/15/18	436
10	Whiting Petroleum Corp., 5.000%, 03/15/19	5
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	325
20	7.875%, 09/01/21	17
500	Williams Partners LP, 4.000%, 09/15/25	381
10	WPX Energy, Inc., 7.500%, 08/01/20	6

		16,787

	Total Energy	18,082

	Financials — 15.8%
	Banks — 3.8%
	Bank of America Corp.,
750	4.000%, 01/22/25	729
750	4.200%, 08/26/24	751
690	6.500%, 08/01/16	705
500	Series L, 2.250%, 04/21/20	489
500	Series L, 3.950%, 04/21/25	482
740	Series L, 5.650%, 05/01/18	790
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,492
500	2.350%, 09/08/19 (e)	503
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,473
750	3.650%, 03/16/25	689
1,000	BNP Paribas S.A., (France), 2.375%, 05/21/20	986
	CIT Group, Inc.,
25	5.000%, 05/15/17	26
250	5.250%, 03/15/18	257
500	5.500%, 02/15/19 (e)	517
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	1,987
500	2.400%, 02/18/20	496
900	3.750%, 06/16/24	922
500	3.875%, 03/26/25	479
320	6.625%, 06/15/32	368
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	394
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	998
	Wells Fargo & Co.,
500	3.000%, 02/19/25	499

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Banks — continued
300	3.900%, 05/01/45	290
1,500	Series N, 2.150%, 01/30/20	1,496

		17,818

	Capital Markets — 3.7%
500	Bank of New York Mellon Corp. (The), Series G, 2.200%, 05/15/19	503
850	BlackRock, Inc., 3.500%, 03/18/24	890
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	275
	Credit Suisse AG, (Switzerland),
700	3.000%, 10/29/21	701
1,000	3.625%, 09/09/24	1,004
300	Credit Suisse USA, Inc., 7.125%, 07/15/32	381
3,300	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	3,219
	Goldman Sachs Group, Inc. (The),
750	2.750%, 09/15/20	748
500	4.250%, 10/21/25	497
300	5.150%, 05/22/45	286
890	5.950%, 01/18/18	949
1,530	6.150%, 04/01/18	1,649
180	6.450%, 05/01/36	198
400	Lazard Group LLC, 3.750%, 02/13/25	360
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 12/30/16 (d)	107
850	0.000%, 05/25/49 (d)	68
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	993
500	2.600%, 06/24/19 (e)	501
	Morgan Stanley,
500	2.375%, 07/23/19	499
1,000	3.700%, 10/23/24	1,013
500	3.950%, 04/23/27	483
500	4.000%, 07/23/25	516
395	5.500%, 01/26/20	434
560	6.625%, 04/01/18	609
300	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.875%, 04/15/45 (e)	264
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	508

		17,655

	Consumer Finance — 4.1%
	Ally Financial, Inc.,
58	2.750%, 01/30/17	58
70	3.250%, 09/29/17	70

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
50	3.250%, 11/05/18	49
500	4.125%, 03/30/20	497
795	4.625%, 03/30/25	771
40	4.750%, 09/10/18	41
15	5.500%, 02/15/17	15
82	6.250%, 12/01/17	85
85	8.000%, 11/01/31	94
	American Express Credit Corp.,
1,000	1.875%, 11/05/18	1,002
1,000	2.250%, 08/15/19	1,002
750	2.375%, 05/26/20	748
825	American Honda Finance Corp., 1.600%, 02/16/18 (e)	825
750	Capital One Financial Corp., 3.200%, 02/05/25	720
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	499
500	2.850%, 06/01/22	506
1,000	Discover Financial Services, 3.950%, 11/06/24	979
	Ford Motor Credit Co. LLC,
500	2.240%, 06/15/18	493
1,000	2.597%, 11/04/19	988
750	3.219%, 01/09/22	729
500	4.375%, 08/06/23	513
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	983
1,250	3.150%, 01/15/20	1,218
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	744
719	HSBC Finance Corp., 6.676%, 01/15/21	800
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,469
500	2.375%, 11/13/19	495
	John Deere Capital Corp.,
500	2.050%, 03/10/20	500
500	3.350%, 06/12/24	524
	Springleaf Finance Corp.,
100	5.750%, 09/15/16	100
100	6.500%, 09/15/17	99
	Synchrony Financial,
1,000	2.700%, 02/03/20	980
500	4.250%, 08/15/24	499
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	511

		19,606

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	93

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Diversified Financial Services — 1.3%
510	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	521
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	433
500	CME Group, Inc., 3.000%, 03/15/25	502
101	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	98
	GE Capital International Funding Co., (Ireland),
1,551	0.964%, 04/15/16 (e)	1,551
592	4.418%, 11/15/35 (e)	618
500	Moody’s Corp., 2.750%, 07/15/19	510
1,000	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	988
750	Shell International Finance B.V., (Netherlands), 3.250%, 05/11/25	731

		5,952

	Insurance — 1.6%
500	ACE INA Holdings, Inc., 3.150%, 03/15/25	503
	Aflac, Inc.,
500	3.250%, 03/17/25	500
400	3.625%, 06/15/23	416
	American International Group, Inc.,
500	3.875%, 01/15/35	422
500	4.125%, 02/15/24	507
250	4.500%, 07/16/44	219
275	Aon plc, (United Kingdom), 4.250%, 12/12/42	242
	Lincoln National Corp.,
250	4.000%, 09/01/23	252
300	7.000%, 06/15/40	352
	MetLife, Inc.,
500	3.600%, 04/10/24	503
300	4.050%, 03/01/45	271
875	6.750%, 06/01/16	887
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	747
500	Prudential Financial, Inc., 3.500%, 05/15/24	490
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,027
500	XLIT Ltd., (Cayman Islands), 4.450%, 03/31/25	490

		7,828

	Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
500	2.800%, 06/01/20	497
500	3.450%, 09/15/21	499
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	510
500	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	446

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — continued
525	Corrections Corp. of America, 4.625%, 05/01/23	528
13	Equinix, Inc., 5.375%, 01/01/22	13
	GEO Group, Inc. (The),
400	5.125%, 04/01/23	382
215	5.875%, 01/15/22	217
165	6.625%, 02/15/21	170
625	Health Care REIT, Inc., 4.700%, 09/15/17	651
	Iron Mountain, Inc.,
10	6.000%, 10/01/20 (e)	11
19	6.000%, 08/15/23	20
27	iStar, Inc., 3.875%, 07/01/16	27
350	Kimco Realty Corp., 4.250%, 04/01/45	327
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	199

		4,497

	Thrifts & Mortgage Finance — 0.4%
750	Abbey National Treasury Services plc, (United Kingdom), 2.375%, 03/16/20	742
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	966

		1,708

	Total Financials	75,064

	Health Care — 5.4%
	Biotechnology — 0.4%
500	Amgen, Inc., 4.400%, 05/01/45	478
	Celgene Corp.,
400	2.250%, 05/15/19	400
500	2.875%, 08/15/20	506
500	Gilead Sciences, Inc., 3.500%, 02/01/25	522

		1,906

	Health Care Equipment & Supplies — 0.7%
500	Abbott Laboratories, 2.950%, 03/15/25	495
250	Boston Scientific Corp., 4.125%, 10/01/23	256
515	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	431
600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	554
14	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	14
	Medtronic, Inc.,
500	2.500%, 03/15/20	513
750	2.750%, 04/01/23	751
300	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	276

		3,290

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Health Care Providers & Services — 2.6%
	Acadia Healthcare Co., Inc.,
5	5.125%, 07/01/22	5
80	5.625%, 02/15/23	81
500	Aetna, Inc., 3.500%, 11/15/24	503
300	AmerisourceBergen Corp., 4.250%, 03/01/45	281
750	Cardinal Health, Inc., 1.950%, 06/15/18	750
500	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	499
750	Express Scripts Holding Co., 2.250%, 06/15/19	745
1,205	HCA Holdings, Inc., 6.250%, 02/15/21	1,274
	HCA, Inc.,
20	5.250%, 04/15/25	20
1,300	7.500%, 02/15/22	1,469
	HealthSouth Corp.,
410	5.750%, 11/01/24 (e)	414
24	5.750%, 09/15/25 (e)	24
	Kindred Healthcare, Inc.,
500	8.000%, 01/15/20	463
300	8.750%, 01/15/23	269
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	497
121	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	122
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	1,011
500	3.500%, 03/30/25	494
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	248
825	6.750%, 02/01/20	792
45	6.750%, 06/15/23	41
50	8.000%, 08/01/20	51
1,415	8.125%, 04/01/22	1,391
500	UnitedHealth Group, Inc., 4.750%, 07/15/45	547
55	WellCare Health Plans, Inc., 5.750%, 11/15/20	56

		12,047

	Health Care Technology — 0.1%
515	IMS Health, Inc., 6.000%, 11/01/20 (e)	533

	Pharmaceuticals — 1.6%
300	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	307
173	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	150
300	Eli Lilly & Co., 3.700%, 03/01/45	298
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	769
	Merck & Co., Inc.,
500	2.750%, 02/10/25	503

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
400	4.150%, 05/18/43	412
	Pfizer, Inc.,
826	3.000%, 06/15/23	855
800	4.300%, 06/15/43	828
	Valeant Pharmaceuticals International, Inc., (Canada),
500	5.875%, 05/15/23 (e)	422
159	6.125%, 04/15/25 (e)	133
15	6.750%, 08/15/18 (e)	15
1,125	7.250%, 07/15/22 (e)	1,029
1,359	7.500%, 07/15/21 (e)	1,281
750	Zoetis, Inc., 3.450%, 11/13/20	764

		7,766

	Total Health Care	25,542

	Industrials — 4.2%
	Aerospace & Defense — 0.9%
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,022
250	3.500%, 03/01/45	239
	Bombardier, Inc., (Canada),
5	5.500%, 09/15/18 (e)	4
800	7.500%, 03/15/25 (e)	562
10	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	10
450	KLX, Inc., 5.875%, 12/01/22 (e)	429
171	L-3 Communications Corp., 3.950%, 05/28/24	161
300	Lockheed Martin Corp., 3.800%, 03/01/45	280
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,030
250	3.850%, 04/15/45	240
10	TransDigm, Inc., 6.000%, 07/15/22	10
82	Triumph Group, Inc., 4.875%, 04/01/21	66
300	United Technologies Corp., 4.150%, 05/15/45	294

		4,347

	Air Freight & Logistics — 0.2%
410	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	357
500	FedEx Corp., 4.100%, 02/01/45	445

		802

	Airlines — 0.1%
48	Allegiant Travel Co., 5.500%, 07/15/19	48
500	Southwest Airlines Co., 2.750%, 11/06/19	512

		560

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	95

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Building Products — 0.0% (g)
50	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	45

	Commercial Services & Supplies — 0.3%
500	ACCO Brands Corp., 6.750%, 04/30/20	529
350	ADT Corp. (The), 3.500%, 07/15/22	293
5	APX Group, Inc., 6.375%, 12/01/19	5
30	Mobile Mini, Inc., 7.875%, 12/01/20	30
500	Waste Management, Inc., 3.125%, 03/01/25	505

		1,362

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	364
116	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	90

		454

	Industrial Conglomerates — 0.1%
107	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	107
185	General Electric Co., 5.875%, 01/14/38	232

		339

	Machinery — 0.8%
500	Case New Holland Industrial, Inc., 7.875%, 12/01/17	533
500	Caterpillar, Inc., 3.400%, 05/15/24	513
1,500	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,517
1,200	Terex Corp., 6.000%, 05/15/21	1,134

		3,697

	Professional Services — 0.0% (g)
100	CEB, Inc., 5.625%, 06/15/23 (e)	101

	Road & Rail — 1.1%
400	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	411
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
250	5.125%, 06/01/22 (e)	234
500	5.500%, 04/01/23	473
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	588
750	CSX Corp., 3.400%, 08/01/24	761
	Hertz Corp. (The),
550	5.875%, 10/15/20	533
410	6.250%, 10/15/22	390
550	7.375%, 01/15/21	546
48	7.500%, 10/15/18	49

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
135	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	101
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	487
500	Ryder System, Inc., 2.650%, 03/02/20	490
250	Union Pacific Corp., 3.375%, 02/01/35	230

		5,293

	Trading Companies & Distributors — 0.6%
550	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20	602
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	238
	HD Supply, Inc.,
560	5.250%, 12/15/21 (e)	586
63	11.500%, 07/15/20	70
20	International Lease Finance Corp., 5.875%, 08/15/22	22
	United Rentals North America, Inc.,
10	5.750%, 11/15/24	9
500	6.125%, 06/15/23	513
585	7.625%, 04/15/22	622
76	8.250%, 02/01/21	80
46	Univar USA, Inc., 6.750%, 07/15/23 (e)	40

		2,782

	Total Industrials	19,782

	Information Technology — 4.5%
	Communications Equipment — 0.6%
320	Avaya, Inc., 7.000%, 04/01/19 (e)	197
300	Cisco Systems, Inc., 5.500%, 01/15/40	359
	CommScope, Inc.,
36	4.375%, 06/15/20 (e)	36
250	5.000%, 06/15/21 (e)	245
1,500	5.500%, 06/15/24 (e)	1,455
500	QUALCOMM, Inc., 3.450%, 05/20/25	503

		2,795

	Electronic Equipment, Instruments & Components — 0.3%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	497
7	Belden, Inc., 5.500%, 09/01/22 (e)	7
750	Zebra Technologies Corp., 7.250%, 10/15/22	782

		1,286

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19	994
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	509
400	Google, Inc., 3.375%, 02/25/24	434

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Internet Software & Services — continued
107	Match Group, Inc., 6.750%, 12/15/22 (e)	108

		2,045

	IT Services — 0.9%
	First Data Corp.,
120	5.000%, 01/15/24 (e)	122
58	5.375%, 08/15/23 (e)	60
1,090	5.750%, 01/15/24 (e)	1,097
525	6.750%, 11/01/20 (e)	554
550	7.000%, 12/01/23 (e)	550
1,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/20 (e)	996
750	International Business Machines Corp., 1.875%, 08/01/22	721
10	WEX, Inc., 4.750%, 02/01/23 (e)	9
400	Xerox Corp., 2.800%, 05/15/20	360

		4,469

	Semiconductors & Semiconductor Equipment — 1.0%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,196
55	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	58
1,000	Intel Corp., 2.450%, 07/29/20	1,023
	Micron Technology, Inc.,
600	5.250%, 01/15/24 (e)	504
250	5.875%, 02/15/22	230
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 02/15/21 (e)	780
910	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	962

		4,753

	Software — 1.1%
750	Adobe Systems, Inc., 3.250%, 02/01/25	748
1,100	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,111
250	CA, Inc., 4.500%, 08/15/23	257
500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	351
	Infor U.S., Inc.,
5	5.750%, 08/15/20 (e)	5
1,000	6.500%, 05/15/22 (e)	868
105	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	99
350	Microsoft Corp., 4.000%, 02/12/55	325
	Oracle Corp.,
300	3.250%, 05/15/30	298

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued
500	3.400%, 07/08/24	521
300	4.375%, 05/15/55	288
500	Series NOTE, 2.800%, 07/08/21	517

		5,388

	Technology Hardware, Storage & Peripherals — 0.2%
750	Apple, Inc., 2.500%, 02/09/25	737
15	NCR Corp., 6.375%, 12/15/23	15

		752

	Total Information Technology	21,488

	Materials — 2.9%
	Chemicals — 1.6%
500	Ashland, Inc., 4.750%, 08/15/22	494
51	Chemours Co. (The), 6.625%, 05/15/23 (e)	37
250	Cytec Industries, Inc., 3.950%, 05/01/25	237
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	502
500	4.125%, 11/15/21	528
250	4.375%, 11/15/42	226
1,125	Hexion, Inc., 6.625%, 04/15/20	889
	Huntsman International LLC,
700	4.875%, 11/15/20	660
150	5.125%, 11/15/22 (e)	137
950	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	931
	LyondellBasell Industries N.V., (Netherlands),
250	4.625%, 02/26/55	205
500	6.000%, 11/15/21	556
	Monsanto Co.,
500	3.375%, 07/15/24	494
400	4.200%, 07/15/34	358
283	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e)	—
	Reichhold International,
331	12.000%, 03/31/17	331
669	15.000%, 03/31/17	669
270	Reichhold LLC, 12.000%, 03/31/17	270

		7,524

	Containers & Packaging — 0.7%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	981
400	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.512%, 12/15/19 (e)	389
10	Ball Corp., 5.250%, 07/01/25	10

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	97

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Containers & Packaging — continued
54	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	54
59	Pactiv LLC, 8.375%, 04/15/27	51
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	514
1,450	9.000%, 04/15/19	1,455

		3,454

	Metals & Mining — 0.4%
5	AK Steel Corp., 8.750%, 12/01/18	5
5	Alcoa, Inc., 5.125%, 10/01/24	4
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	886
5	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	5
5	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	4
5	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	5
12	Freeport-McMoRan, Inc., 2.300%, 11/14/17	11
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	829
8	Novelis, Inc., (Canada), 8.750%, 12/15/20	7

		1,756

	Paper & Forest Products — 0.2%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	503
385	International Paper Co., 7.300%, 11/15/39	419

		922

	Total Materials	13,656

	Telecommunication Services — 5.0%
	Diversified Telecommunication Services — 4.0%
750	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	739
	AT&T, Inc.,
600	3.900%, 03/11/24	618
500	4.500%, 05/15/35	459
850	5.350%, 09/01/40	827
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	824
	CCO Holdings LLC/CCO Holdings Capital Corp.,
860	5.125%, 05/01/23 (e)	854
660	6.500%, 04/30/21	686
950	6.625%, 01/31/22	997

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	CenturyLink, Inc.,
700	Series T, 5.800%, 03/15/22	680
10	Series V, 5.625%, 04/01/20	10
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	629
	Frontier Communications Corp.,
21	8.250%, 04/15/17	22
997	11.000%, 09/15/25(e)	998
241	GCI, Inc., 6.750%, 06/01/21	239
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,335	5.500%, 08/01/23	868
350	6.625%, 12/15/22	176
7	7.250%, 04/01/19	5
404	7.250%, 10/15/20	279
335	7.500%, 04/01/21	233
	Level 3 Financing, Inc.,
44	5.125%, 05/01/23	45
30	5.375%, 01/15/24(e)	31
44	5.375%, 05/01/25	45
750	5.625%, 02/01/23	774
10	6.125%, 01/15/21	10
	Sprint Capital Corp.,
250	6.875%, 11/15/28	181
50	6.900%, 05/01/19	43
730	8.750%, 03/15/32	562
360	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	381
360	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	379
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	508
1,000	4.150%, 03/15/24	1,065
577	4.272%, 01/15/36	533
500	4.400%, 11/01/34	469
700	6.250%, 04/01/37	784
710	6.350%, 04/01/19	801
500	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	460
	Windstream Services LLC,
5	7.500%, 06/01/22	4
300	7.500%, 04/01/23	226
1,125	7.750%, 10/01/21	908
	Zayo Group LLC/Zayo Capital, Inc.,
760	6.000%, 04/01/23	749
29	10.125%, 07/01/20	31

		19,132

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Corporate Bonds — continued
	Wireless Telecommunication Services — 1.0%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	738
501	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	520
	Sprint Corp.,
150	7.625%, 02/15/25	107
2,450	7.875%, 09/15/23	1,813
	T-Mobile USA, Inc.,
113	6.500%, 01/15/26	115
625	6.633%, 04/28/21	653
550	6.731%, 04/28/22	575

		4,521

	Total Telecommunication Services	23,653

	Utilities — 2.4%
	Electric Utilities — 1.1%
300	Alabama Power Co., 3.750%, 03/01/45	286
300	Commonwealth Edison Co., 3.700%, 03/01/45	285
300	DTE Electric Co., 3.700%, 03/15/45	291
300	Duke Energy Carolinas LLC, 3.750%, 06/01/45	294
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	569
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	465
1,010	Nevada Power Co., 7.125%, 03/15/19	1,148
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	515
250	Potomac Electric Power Co., 4.150%, 03/15/43	255
165	Progress Energy, Inc., 6.000%, 12/01/39	189
730	Xcel Energy, Inc., 4.700%, 05/15/20	793

		5,090

	Gas Utilities — 0.2%
69	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	53
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	511
111	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	90
500	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	454

		1,108

	Independent Power & Renewable Electricity Producers — 0.2%
700	AES Corp., 4.875%, 05/15/23	630
91	Calpine Corp., 7.875%, 01/15/23 (e)	96
	NRG Energy, Inc.,
65	7.625%, 01/15/18	67

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power & Renewable Electricity Producers — continued
200	8.250%, 09/01/20	191

		984

	Multi-Utilities — 0.8%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	480
	Consolidated Edison Co. of New York, Inc.,
250	4.450%, 03/15/44	265
350	4.625%, 12/01/54	361
	Dominion Resources, Inc.,
250	4.700%, 12/01/44	240
630	5.200%, 08/15/19	687
250	Series C, 4.900%, 08/01/41	243
300	DTE Energy Co., Series C, 3.500%, 06/01/24	308
630	NiSource Finance Corp., 6.800%, 01/15/19	703
560	TECO Finance, Inc., 5.150%, 03/15/20	609

		3,896

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	504

	Total Utilities	11,582

	Total Corporate Bonds (Cost $284,599)	272,829

Insurance-Linked Securities — 2.4%
	Catastrophe Bonds — 2.4%
300	Acorn Re Ltd., (Bermuda), VAR, 4.049%, 07/17/18 (e)	301
250	Alamo Re Ltd., (Bermuda), VAR, 4.921%, 06/07/19 (e)	254
250	Armor Re Ltd., (Bermuda), VAR, 4.401%, 12/15/16 (e)	247
250	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.171%, 04/07/17 (e)	254
250	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	250
EUR 600	Calypso Capital II Ltd., (Ireland), VAR, 4.100%, 01/08/18 (e)	670
250	East Lane Re V Ltd., (Cayman Islands), VAR, 11.071%, 03/16/16 (e)	251
	East Lane Re VI Ltd., (Cayman Islands),
250	VAR, 3.071%, 03/14/18 (e)	247
250	VAR, 4.071%, 03/13/20 (e)	249
	Everglades Re Ltd., (Bermuda),
300	VAR, 7.771%, 04/28/17 (e)	305
850	VAR, 9.801%, 03/28/16 (e)	854
EUR 500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	549

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	99

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Long Positions — continued
Insurance-Linked Securities — continued
	Catastrophe Bonds — continued
500	Ibis Re II Ltd., (Cayman Islands), VAR, 4.321%, 06/28/16 (e)	501
	Kilimanjaro Re Ltd., (Bermuda),
250	VAR, 4.821%, 04/30/18 (e)	247
250	VAR, 5.071%, 04/30/18 (e)	248
250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.521%, 05/18/16 (e)	250
500	MetroCat Re Ltd., (Bermuda), VAR, 4.821%, 08/05/16 (e)	502
450	Nakama Re Ltd., (Bermuda), VAR, 3.071%, 09/29/16 (e)	447
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
500	VAR, 4.821%, 12/06/16 (e)	500
1,000	VAR, 8.321%, 06/06/16 (e)	1,009
250	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.571%, 12/06/17 (e)	248
	Sanders Re Ltd., (Bermuda),
850	VAR, 3.321%, 05/25/18 (e)	827
1,000	VAR, 3.821%, 05/05/17 (e)	991
250	VAR, 4.181%, 05/28/19 (e)	245
900	Tar Heel Re Ltd., (Bermuda), VAR, 8.821%, 05/09/16 (e)	910

	Total Insurance-Linked Securities (Cost $11,534)	11,356

Investment Companies — 0.3%
40	BlackRock Corporate High Yield Fund, Inc.	391
57	BlackRock Debt Strategies Fund, Inc.	191
13	Blackstone/GSO Strategic Credit Fund	162
8	Eaton Vance Floating-Rate Income Trust	94
9	Eaton Vance Senior Income Trust	46
9	Invesco Dynamic Credit Opportunities Fund	93
15	Nuveen Credit Strategies Income Fund	110
7	Nuveen Floating Rate Income Opportunity Fund	65
9	Prudential Global Short Duration High Yield Fund, Inc.	131

	Total Investment Companies (Cost $1,352)	1,283

Mortgage Pass-Through Securities — 27.9%
16	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	18
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11,000	TBA, 3.000%, 03/15/46 (w)	11,254
10,600	TBA, 3.500%, 03/15/46 (w)	11,083
2,000	TBA, 4.500%, 03/15/46 (w)	2,168
983	6.000%, 02/01/36 - 08/01/38	1,127

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

4	7.000%, 12/01/25 - 02/01/26	5
33	7.500%, 10/01/26 - 02/01/27	36
11	8.000%, 05/01/26 - 07/01/26	12
	Federal National Mortgage Association, 15 Year, Single Family,
3,200	TBA, 2.500%, 03/25/31 (w)	3,281
3,500	TBA, 3.000%, 03/25/31 (w)	3,650
5,260	TBA, 4.000%, 03/25/31 (w)	5,484
4,035	TBA, 5.000%, 03/25/31 (w)	4,170
	Federal National Mortgage Association, 30 Year, Single Family,
7,730	TBA, 3.000%, 03/25/46 (w)	7,926
18,140	TBA, 3.500%, 03/25/46 (w)	19,005
9,000	TBA, 4.000%, 03/25/46 (w)	9,604
5,700	TBA, 4.500%, 03/25/46 (w)	6,191
2,000	TBA, 5.500%, 03/25/46 (w)	2,242
10,069	4.000%, 05/01/45 - 06/01/45	10,978
488	6.000%, 05/01/37	557
162	6.500%, 07/01/29 - 03/01/35	193
64	7.000%, 02/01/35 - 03/01/35	74
5	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
5,850	TBA, 3.000%, 03/15/46 (w)	6,052
6,000	TBA, 3.500%, 03/15/46 (w)	6,323
4,000	TBA, 4.000%, 03/15/46 (w)	4,267
8,500	TBA, 4.500%, 03/15/46 (w)	9,216
4,300	TBA, 5.000%, 03/15/46 (w)	4,737
2,400	TBA, 6.000%, 03/15/46 (w)	2,705
187	7.000%, 09/15/31	232

	Total Mortgage Pass-Through Securities (Cost $131,908)	132,596

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 10/13/15 (d) (Cost $2,016)	—	(h)

Supranational — 0.2%
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20 (Cost $749)	756

U.S. Government Agency Securities — 3.9%
	Federal Home Loan Bank,
5,000	1.625%, 12/09/16	5,035
1,500	2.875%, 09/13/24	1,598
	Federal National Mortgage Association,
5,000	0.875%, 05/21/18	4,996

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Long Positions — continued
U.S. Government Agency Securities — continued
2,600		1.750%, 09/12/19	2,655
2,000		2.625%, 09/06/24	2,110
2,140		4.875%, 12/15/16	2,211

		Total U.S. Government Agency Securities (Cost $18,263)	18,605

U.S. Treasury Obligations — 4.3%
		U.S. Treasury Bonds,
1,000		2.500%, 02/15/46	976
550		2.875%, 08/15/45	579
5,685		3.000%, 05/15/45	6,134
4,000		3.375%, 05/15/44	4,652
4,865		3.875%, 08/15/40	6,125
1,300		4.500%, 02/15/36	1,788

		Total U.S. Treasury Obligations (Cost $18,637)	20,254

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
—	(h)	Reichhold, Inc. (a) (Cost $185)	272

PRINCIPAL AMOUNT
Loan Assignments — 0.2%
		Consumer Staples — 0.1%
		Household Products — 0.1%
306		Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	290
85		Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/27/22	83

		Total Consumer Staples	373

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
159		Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	157
65		Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	22

		Total Energy	179

		Health Care — 0.0% (g)
		Pharmaceuticals — 0.0% (g)
94		Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	90
93		Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	91

		Total Health Care	181

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrials — 0.1%
	Machinery — 0.0% (g)
37	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	31

	Marine — 0.1%
137	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	120

	Trading Companies & Distributors — 0.0% (g)
38	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	36

	Total Industrials	187

	Total Loan Assignments (Cost $989)	920

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
13	Eurodollar, Expiring 12/19/16, at $98.00, American Style	—	(h)

	Total Option Purchased (Cost $9)	—	(h)

PRINCIPAL AMOUNT
Short-Term Investments— 21.1%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
425	0.146%, 03/17/16 (k) (n)	425
640	0.388%, 07/07/16 (k) (n)	639

	Total U.S. Treasury Obligations	1,064

SHARES
	Investment Companies — 20.9%
98,685	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l)	98,685
260	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.180% (b) (l) †	260

	Total Investment Companies	98,945

	Total Short-Term Investments (Cost $100,009)	100,009

	Total Investments, Before Short Positions — 122.8% (Cost $594,276)	583,157
	Liabilities in Excess of Other Assets — (22.8)%	(108,419)

	NET ASSETS — 100.0%	474,738

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	101

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts )

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Short Positions — 0.0% (g)
Corporate Bond — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Multiline Retail — 0.0% (g)
130	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	93

	Total Securities Sold Short (Proceeds $93)	93

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	Euro Bund	03/08/16	EUR	725	— (h)
31	10 Year U.S. Treasury Note	06/21/16	USD	4,046	— (h)
28	U.S. Treasury Long Bond	06/21/16	USD	4,607	(17)

	Short Futures Outstanding
(30)	Euro Schatz	03/08/16	EUR	(3,653)	— (h)
(4)	90 Day Eurodollar	06/13/16	USD	(993)	(1)
(199)	2 Year U.S. Treasury Note	06/30/16	USD	(43,491)	25
(30)	5 Year U.S. Treasury Note	06/30/16	USD	(3,630)	(2)
(6)	90 Day Eurodollar	12/19/16	USD	(1,487)	1
(6)	90 Day Eurodollar	06/19/17	USD	(1,486)	(6)
(6)	90 Day Eurodollar	09/18/17	USD	(1,486)	(7)

					(7)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
310	CAD	Goldman Sachs International	05/05/16	230	229	(1)
300	CAD	Royal Bank of Canada	05/05/16	217	222	5
10	EUR	Standard Chartered Bank	04/12/16	10	10	— (h)
29,730	JPY	Deutsche Bank AG	05/06/16	248	264	16
280,850	KRW	Standard Chartered Bank††	05/06/16	239	226	(13)
910	MYR	Standard Chartered Bank††	03/10/16	218	217	(1)
430	MYR	Standard Chartered Bank††	03/11/16	98	103	5
393	SGD	BNP Paribas	03/15/16	273	280	7
				1,533	1,551	18

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
300	CAD	Standard Chartered Bank	05/05/16	218	222	(4)
310	CAD	State Street Corp.	05/05/16	225	229	(4)
18	EUR	Royal Bank of Canada	04/12/16	19	19	— (h)
1,113	EUR	State Street Corp.	04/12/16	1,212	1,213	(1)
29,730	JPY	Standard Chartered Bank	05/06/16	242	264	(22)
280,850	KRW	Morgan Stanley††	05/06/16	246	226	20
910	MYR	BNP Paribas††	03/10/16	219	217	2
430	MYR	BNP Paribas††	03/11/16	99	102	(3)
490	MYR	Standard Chartered Bank††	05/10/16	117	117	— (h)
393	SGD	Morgan Stanley	03/15/16	276	280	(4)
				2,873	2,889	(16)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.635%	15	(1)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.635	58	(3)	5
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	20	(1)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	22	(1)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	40	(3)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.825	5	— (h)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.825	20	(1)	2
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.805	21	(1)	2
iStar, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	4.575	27	— (h)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	4.199	100	(2)	8
BNP Paribas:
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/20	6.665	110	24	(21)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/20	1.346	1,880	26	(16)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/20	2.936	2,580	215	(208)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	50	11	(15)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	60	13	(20)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	60	13	(20)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/20	1.940	1,650	67	(34)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.457	50	7	(10)
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	5.211	100	(1)	5
Canadian Natural Resources Ltd., 5.700%, 05/15/17	1.000% quarterly	12/20/20	4.833	110	17	(13)
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	12/20/20	10.717	40	14	(8)
Credit Suisse International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.457	50	7	(7)
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	70	(5)	8
Canadian Natural Resources Ltd., 5.700%, 05/15/17	1.000% quarterly	12/20/20	4.833	50	8	(8)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	12/20/20	2.094	90	4	(3)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	19.258	90	47	(29)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	19.258	90	47	(29)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	12/20/20	10.417	140	43	(24)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	103

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE		UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	12/20/20	4.457%	100	14		(12)
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	09/20/18	8.282	50	3		— (h)
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	5.211	50	—	(h)	2
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	7.162	230	53		(31)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	3.220	100	(2)		4
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	40	8		(2)
Morgan Stanley Capital Services:
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	12/20/20	6.665	50	11		(8)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	4.114	EUR 100	15		(8)
Standard Chartered Bank, 7.750%, 04/03/18	1.000% quarterly	12/20/20	4.114	EUR 100	15		(7)

					661		(483)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.;
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	40	7	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(18)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	1,130	123	(125)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	80	8	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	64.036	260	119	(147)
Citibank, N.A.:
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	260	28	(28)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	540	59	(64)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	90	8	1
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	102.241	180	36	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	102.241	210	41	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	30	5	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(15)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	300	8	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,300	34	(443)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	90	8	1
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	90	8	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	80	8	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	64.036	140	64	(81)

					594	(3,362)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.25-V1_1	5.000% quarterly	12/20/20	5.216%	242	— (h)	6
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	1.072	1,970	2	8
iTraxx Europe 24.1	1.000% quarterly	12/20/20	0.989	EUR 1,250	(3)	10

					(1)	24

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.;
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318%	40	(25)	27
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	21	(13)	10
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	30	(19)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	50	(31)	29
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	60	(38)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	60	(38)	39
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	100	(63)	64
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	50	(2)	2
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	50	(2)	2
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	50	(2)	3
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	100	(3)	7
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	38.821	140	(12)	51
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	40	(12)	14
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	50	(14)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	40	(25)	26
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.721	20	— (h)	2
Citibank, N.A.:
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	30	(1)	3
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	180	(52)	84
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.721	20	— (h)	2
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	30	(19)	18
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	40	— (h)	5
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	20	(5)	9
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	40	(11)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	50	(14)	24
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	90	(26)	40
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	40	(20)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	40	(20)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	40	(20)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	40	(20)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	90	(46)	44

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	105

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090%	11	(7)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	40	(25)	24
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	50	(2)	2
K. Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	50	(2)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	30	— (h)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	40	— (h)	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	17.262	20	(1)	4
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	20	(6)	10
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	10	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	40	(25)	27
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.721	60	1	5

					(740)	896

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.568%	260	(104)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	85.568	140	(56)	98

					(160)	279

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	266	(2)

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
	1.456% semi-annually	3 months LIBOR quarterly	06/21/18	500	(8)
	1.541% semi-annually	3 months LIBOR quarterly	12/06/18	451	(9)

					(17)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.;
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	(3)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(2)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	(2)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	(2)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	410	(1)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(2)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	(2)
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	(1)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	— (h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	(1)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	90	(3)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(2)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(2)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	(4)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	(6)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	180	(6)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	190	(9)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(9)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	240	(8)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	100	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	100	2
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	(3)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	90	(3)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	100	(3)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	(5)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	(2)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	60	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	100	(2)

					(94)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	109

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 12.7%
2,052	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.336%, 09/25/33	1,907
1,162	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.561%, 01/25/34	1,064
230	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.336%, 05/25/34	208
329	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 2.011%, 10/25/34	305
11,975	Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 2.114%, 07/20/26 (e)	11,689
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.522%, 10/15/21 (e)	4,550
1,455	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.936%, 06/25/34	1,386
1,056	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.936%, 07/25/34	995
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,695
	Countrywide Asset-Backed Certificates,
201	Series 2002-3, Class M1, VAR, 1.561%, 03/25/32	196
2,201	Series 2002-4, Class M1, VAR, 1.561%, 12/25/32	1,998
832	Series 2003-3, Class 3A, VAR, 0.976%, 11/25/33	757
197	Series 2004-2, Class M1, VAR, 1.186%, 05/25/34	184
1,654	Series 2004-3, Class M1, VAR, 1.186%, 06/25/34	1,565
388	Series 2004-5, Class M2, VAR, 1.441%, 07/25/34	362
1,642	Series 2004-ECC2, Class M2, VAR, 1.411%, 12/25/34	1,559
9,563	Series 2005-AB3, Class 1A1, VAR, 0.686%, 02/25/36	8,400
182	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.261%, 03/25/34	164
	DT Auto Owner Trust,
4,229	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,166

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

5,142	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	4,952
424	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	411
	First Franklin Mortgage Loan Trust,
3,652	Series 2004-FF5, Class A1, VAR, 1.156%, 08/25/34	3,434
367	Series 2005-FF11, Class A2D, VAR, 1.116%, 11/25/35	366
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,344
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 2.020%, 01/17/26 (e)	14,652
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 2.072%, 01/15/25 (e)	740
2,687	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,633
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,019
6,745	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	6,734
6,925	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.596%, 05/25/46	6,119
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 2.122%, 07/15/26 (e)	9,651
7,313	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	6,921
3,933	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,175
	Morgan Stanley ABS Capital I, Inc. Trust,
2,675	Series 2004-HE1, Class M1, VAR, 1.291%, 01/25/34	2,520
481	Series 2004-HE7, Class M2, VAR, 1.381%, 08/25/34	473
132	Series 2004-HE7, Class M3, VAR, 1.456%, 08/25/34	123
865	Series 2004-HE8, Class M2, VAR, 1.456%, 09/25/34	832
167	Series 2004-NC7, Class M3, VAR, 1.411%, 07/25/34	143
792	Series 2004-OP1, Class M2, VAR, 1.351%, 11/25/34	765
444	Series 2005-NC1, Class M3, VAR, 1.201%, 01/25/35	342
46	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	46
	New Century Home Equity Loan Trust,
96	Series 2004-2, Class M2, VAR, 1.366%, 08/25/34	87

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
457	Series 2004-4, Class M2, VAR, 1.231%, 02/25/35	375
6,437	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	6,309
10,250	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,257
	Oak Hill Advisors Residential Loan Trust,
1,938	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,932
4,762	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	4,677
	Ocwen Master Advance Receivables Trust,
869	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	869
6,495	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	6,509
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,786
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,583
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	2,945
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,631
49	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.411%, 11/25/34	43
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 1.771%, 07/22/25 (e)	2,695
	Pretium Mortgage Credit Partners I LLC,
3,895	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	3,845
9,511	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	9,455
2,913	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,907
6,690	Pretium Mortgage Credit Partners LLC, Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)	6,690
2,265	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,277
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	3,541
603	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	598
3,679	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,732

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,050	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	6,020
6,772	RASC Trust, Series 2005-EMX1, Class M1, VAR, 1.081%, 03/25/35	6,280
1,055	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	1,055
	Renaissance Home Equity Loan Trust,
684	Series 2003-3, Class M1, VAR, 1.166%, 12/25/33	613
151	Series 2004-1, Class M1, VAR, 1.016%, 05/25/34	136
1,985	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	2,015
2,975	Series 2005-2, Class AV3, VAR, 0.806%, 08/25/35	2,649
612	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	603
4,162	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.866%, 08/01/24 (e)	4,044
244	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.586%, 09/25/36	224
686	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	680
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.994%, 01/21/26 (e)	9,451
9,800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	9,825
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,116
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,172
	Structured Asset Investment Loan Trust,
1,863	Series 2004-1, Class M1, VAR, 1.411%, 02/25/34	1,778
5,792	Series 2004-6, Class A3, VAR, 1.236%, 07/25/34	5,413
2,275	Series 2004-7, Class M1, VAR, 1.486%, 08/25/34	2,093
475	Series 2004-8, Class M2, VAR, 1.366%, 09/25/34	413
119	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 1.066%, 05/25/35	92
7,664	Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 2.104%, 07/14/26 (e)	7,599

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	111

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.140%, 04/18/26 (e)	3,916
	Truman Capital Mortgage Loan Trust,
14,585	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	14,320
5,456	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,384
3,961	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	3,895
5,109	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	5,069
9,580	Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 2.102%, 07/15/26 (e)	9,451
7,338	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	7,327
3,167	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	3,035
51	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	50
8,740	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,584
4,466	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	4,372
10,421	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	10,290
1,466	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.866%, 11/25/35	1,454
2,001	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	1,994
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,261
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 2.022%, 01/15/24 (e)	6,424

	Total Asset-Backed Securities (Cost $360,253)	358,385

Collateralized Mortgage Obligations — 6.3%
	Agency CMO — 3.0%
	Federal Home Loan Mortgage Corp. REMIC,
805	Series 2936, Class AS, IF, IO, 5.673%, 02/15/35	136
2,277	Series 3160, Class SA, IF, IO, 6.723%, 05/15/36	388

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
729	Series 3174, Class SA, IF, IO, 7.273%, 04/15/36	144
1,649	Series 3203, Class SH, IF, IO, 6.713%, 08/15/36	389
8,831	Series 3716, Class PI, IO, 4.500%, 04/15/38	883
13,370	Series 3907, Class AI, IO, 5.000%, 05/15/40	2,102
6,492	Series 3958, Class MS, IF, IO, 6.273%, 08/15/26	951
11,186	Series 3998, Class KS, IF, IO, 6.273%, 02/15/27	1,934
8,496	Series 4010, Class NH, 2.500%, 12/15/41	8,668
9,922	Series 4018, Class HI, IO, 4.500%, 03/15/41	1,636
11,460	Series 4043, Class PI, IO, 2.500%, 05/15/27	969
2,629	Series 4056, Class BI, IO, 3.000%, 05/15/27	275
3,050	Series 4073, Class IQ, IO, 4.000%, 07/15/42	665
10,220	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,048
2,964	Series 4091, Class ES, IF, IO, 6.123%, 08/15/42	746
5,851	Series 4097, Class CI, IO, 3.000%, 08/15/27	625
29,168	Series 4119, Class LI, IO, 3.500%, 06/15/39	2,742
3,223	Series 4120, Class UI, IO, 3.000%, 10/15/27	338
1,919	Series 4136, Class IN, IO, 3.000%, 11/15/27	211
4,230	Series 4146, Class AI, IO, 3.000%, 12/15/27	418
8,578	Series 4173, Class I, IO, 4.000%, 03/15/43	1,623
1,966	Series 4216, Class MI, IO, 3.000%, 06/15/28	216
13,080	Series 4347, Class WF, VAR, 0.828%, 01/15/40	12,967
15,387	Series 4372, Class SY, IF, IO, 5.673%, 08/15/44	2,284
11,613	Series 4501, Class MB, 3.000%, 04/15/43	12,096
14,150	Series 4505, Class SA, IF, IO, 5.723%, 08/15/45	3,424
	Federal National Mortgage Association REMIC,
1,659	Series 2003-130, Class NS, IF, IO, 6.564%, 01/25/34	349
1,098	Series 2005-67, Class SI, IF, IO, 6.264%, 08/25/35	236

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
311	Series 2005-69, Class AS, IF, IO, 6.264%, 08/25/35	59
1,212	Series 2006-24, Class QS, IF, IO, 6.764%, 04/25/36	261
1,878	Series 2009-93, Class SD, IF, IO, 5.764%, 11/25/39	321
1,454	Series 2009-105, Class SE, IF, IO, 5.714%, 12/25/39	209
1,020	Series 2010-68, Class SJ, IF, IO, 6.114%, 07/25/40	211
5,425	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	586
1,403	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	84
3,785	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	422
2,102	Series 2012-93, Class SK, IF, IO, 5.614%, 09/25/42	466
6,766	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	754
9,232	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	1,059
4,738	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	408
14,704	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	1,767
1,841	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	192
12,842	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,283
3,981	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	449
8,782	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	896
6,856	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	831
5,794	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	638
6,740	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	736
17,339	Series 2013-4, Class ST, IF, IO, 5.714%, 02/25/43	3,457
13,065	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	1,660
3,493	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	401
4,257	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	504

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
3,615	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	380
4,076	Series 2013-18, Class NS, IF, IO, 5.664%, 03/25/43	857
8,552	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	956
17,875	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	1,972
1,811	Series 2013-123, Class DH, 3.000%, 05/25/43	1,824
13,976	Series 2015-48, Class ST, IF, IO, 5.184%, 07/25/45	3,157
810	Government National Mortgage Association, Series 2014-36, Class WY, 2.000%, 03/16/44	735

		85,998

	Non-Agency CMO — 3.3%
	Alternative Loan Trust,
362	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	366
531	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	538
987	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	952
2,597	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,548
32	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	28
2,896	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.626%, 12/25/46	1,808
5,700	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	5,693
GBP 1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 1.206%, 10/01/41	1,286
	Banc of America Alternative Loan Trust,
5,642	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	5,728
820	Series 2004-9, Class 4A1, 5.500%, 10/25/19	822
374	Series 2006-2, Class 7A1, 6.000%, 03/25/21	367
1,432	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.803%, 02/20/36	1,404
761	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.943%, 02/25/34	720

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	113

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
EUR 2,984	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.117%, 10/16/38	3,197
EUR 1,389	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.229%, 03/31/48	1,482
25	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	24
308	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	310
900	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	818
43	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	43
427	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	418
1,904	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	1,860
1,254	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,333
	HarborView Mortgage Loan Trust,
3,693	Series 2005-11, Class 2A1A, VAR, 0.740%, 08/19/45	3,376
7,392	Series 2007-6, Class 2A1A, VAR, 0.620%, 08/19/37	6,181
1,929	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.696%, 06/25/35	1,603
EUR 1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.040%, 10/30/33	1,252
1,023	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	912
821	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	718
4,623	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	4,806
	Morgan Stanley Mortgage Loan Trust,
932	Series 2004-4, Class 2A, VAR, 6.404%, 09/25/34	996
241	Series 2004-9, Class 1A, VAR, 5.502%, 11/25/34	247
GBP 1,559	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 1.013%, 05/15/34	1,961
90	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	76

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	Residential Asset Securitization Trust,
4,315	Series 2005-A3, Class A2, 5.500%, 04/25/35	3,882
507	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	477
266	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	266
1,055	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 1.072%, 01/20/34	997
2,049	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	2,078
527	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.517%, 12/25/33	438
EUR 1,774	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.000%, 06/26/39	1,874
337	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	341
51	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	48
	Wells Fargo Mortgage-Backed Securities Trust,
5,239	Series 2004-M, Class A1, VAR, 2.741%, 08/25/34	5,242
6,941	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	6,901
7,876	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	7,831
480	Series 2005-AR2, Class 2A2, VAR, 2.868%, 03/25/35	482
3,084	Series 2005-AR4, Class 2A2, VAR, 2.851%, 04/25/35	3,076
4,339	Series 2005-AR8, Class 1A1, VAR, 2.753%, 06/25/35	4,381

		92,187

	Total Collateralized Mortgage Obligations (Cost $179,438)	178,185

Commercial Mortgage-Backed Securities — 5.5%
6,000	A10 Securitization LLC, 5.020%, 01/09/20	6,000
2,219	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.830%, 08/15/31 (e)	2,105
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,247

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
8,400	Series 2006-2, Class AM, VAR, 5.867%, 05/10/45	8,427
4,175	Series 2006-2, Class B, VAR, 5.867%, 05/10/45	3,986
	Bear Stearns Commercial Mortgage Securities Trust,
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,146
4,000	Series 2007-PW16, Class AJ, VAR, 5.721%, 06/11/40	3,878
5,630	Series 2007-PW17, Class AJ, VAR, 5.867%, 06/11/50	5,489
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	448
5,932	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.281%, 11/15/31 (e)	5,946
4,260	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	2,886
	COMM Mortgage Trust,
10,115	Series 2014-KYO, Class A, VAR, 1.329%, 06/11/27 (e)	9,865
6,130	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	5,638
9,605	Series 2015-CR24, Class A5, 3.696%, 08/10/55	10,036
7,710	Series 2015-PC1, Class A5, 3.902%, 07/10/50	8,160
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	682
203	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	203
9,681	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, VAR, 5.794%, 08/10/45	9,947
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,500
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,896
3,680	Series 2005-LDP5, Class D, VAR, 5.548%, 12/15/44	3,671
4,370	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, VAR, 6.122%, 07/15/40	4,415
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,492

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.476%, 03/12/44	1,935
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,290
8,089	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	8,069
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 2.079%, 06/14/31 (e)	5,804
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, VAR, 5.298%, 10/15/44 (e)	3,382
1,727	Series 2006-C23, Class D, VAR, 5.621%, 01/15/45	1,725
8,550	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	8,380
5,560	Series 2007-C33, Class AJ, VAR, 5.953%, 02/15/51	5,521
6,915	Series 2007-C33, Class C, VAR, 5.953%, 02/15/51	6,513
3,250	Series 2007-C34, Class AJ, VAR, 5.947%, 05/15/46	3,228
3,345	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.767%, 07/15/58	3,505

	Total Commercial Mortgage-Backed Securities (Cost $161,118)	155,415

Convertible Bonds — 2.5%
	Consumer Discretionary — 0.5%
	Internet & Catalog Retail — 0.1%
3,320	Shutterfly, Inc., 0.250%, 05/15/18	3,233

	Media — 0.3%
7,465	Live Nation Entertainment, Inc., 2.500%, 05/15/19	7,339

	Textiles, Apparel & Luxury Goods — 0.1%
6,080	Iconix Brand Group, Inc., 1.500%, 03/15/18	3,340

	Total Consumer Discretionary	13,912

	Energy — 0.3%
	Energy Equipment & Services — 0.2%
5,560	Newpark Resources, Inc., 4.000%, 10/01/17	4,580

	Oil, Gas & Consumable Fuels — 0.1%
5,240	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	1,909

	Total Energy	6,489

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Convertible Bonds — continued
	Health Care — 0.3%
	Health Care Providers & Services — 0.3%
8,185	HealthSouth Corp., 2.000%, 12/01/43	8,763

	Industrials — 0.2%
	Building Products — 0.1%
3,580	Griffon Corp., 4.000%, 01/15/17 (e)	4,037

	Electrical Equipment — 0.1%
6,508	General Cable Corp., SUB, 4.500%, 11/15/29	2,424

	Total Industrials	6,461

	Information Technology — 1.2%
	Communications Equipment — 0.3%
7,873	Finisar Corp., 0.500%, 12/15/33	7,297

	Internet Software & Services — 0.4%
5,070	Envestnet, Inc., 1.750%, 12/15/19	4,199
6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,679
2,215	WebMD Health Corp., 1.500%, 12/01/20	2,753

		12,631

	Semiconductors & Semiconductor Equipment — 0.5%
6,820	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19	7,212
6,360	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	6,631

		13,843

	Total Information Technology	33,771

	Total Convertible Bonds (Cost $86,058)	69,396

Corporate Bonds — 36.9%
	Consumer Discretionary — 8.4%
	Auto Components — 1.5%
	American Axle & Manufacturing, Inc.,
1,500	6.250%, 03/15/21	1,511
650	6.625%, 10/15/22	658
EUR 1,575	Autodis S.A., (France), Reg. S, 6.500%, 02/01/19	1,761
	Dana Holding Corp.,
2,500	5.500%, 12/15/24	2,328
1,500	6.000%, 09/15/23	1,433
EUR 4,000	EC Finance plc, (United Kingdom), Reg. S, 5.125%, 07/15/21	4,488
EUR 3,050	Gestamp Funding Luxembourg S.A., (Luxembourg), Reg. S, 5.875%, 05/31/20	3,420

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Auto Components — continued
	Goodyear Tire & Rubber Co. (The),
2,720	6.500%, 03/01/21	2,865
1,175	7.000%, 05/15/22	1,257
2,515	8.750%, 08/15/20	2,905
EUR 1,700	Grupo Antolin Dutch B.V., (Netherlands), Reg. S, 5.125%, 06/30/22	1,877
EUR 2,100	HP Pelzer Holding GmbH, (Germany), Reg. S, 7.500%, 07/15/21	2,306
1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	964
176	MPG Holdco I, Inc., 7.375%, 10/15/22	166
EUR 2,800	Rhino Bondco S.p.A, (Italy), Reg. S, 7.250%, 11/15/20	3,236
EUR 5,200	Schaeffler Finance B.V., (Netherlands), Reg. S, 3.500%, 05/15/22	5,643
106	Tenneco, Inc., 5.375%, 12/15/24	110
1,085	UCI International LLC, 8.625%, 02/15/19	217
	ZF North America Capital, Inc.,
EUR 1,500	2.750%, 04/27/23	1,526
370	4.000%, 04/29/20 (e)	372
279	4.500%, 04/29/22 (e)	275
3,407	4.750%, 04/29/25 (e)	3,254

		42,572

	Automobiles — 0.7%
	Fiat Chrysler Automobiles N.V., (Netherlands),
475	4.500%, 04/15/20	468
342	5.250%, 04/15/23	323
EUR 4,910	Fiat Chrysler Finance Europe, (Luxembourg), 6.750%, 10/14/19	5,909
5,600	Ford Motor Co., 4.750%, 01/15/43	5,141
GBP 1,700	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22	2,295
EUR 3,500	Peugeot S.A., (France), 6.500%, 01/18/19	4,341

		18,477

	Distributors — 0.1%
EUR 1,400	Alliance Automotive Finance plc, (United Kingdom), Reg. S, 6.250%, 12/01/21	1,565
GBP 550	Matalan Finance plc, (United Kingdom), Reg. S, 6.875%, 06/01/19	636

		2,201

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,137	5.375%, 01/15/22	1,188
684	5.375%, 05/15/24	728

		1,916

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Hotels, Restaurants & Leisure — 1.3%
220	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	229
134	Boyd Gaming Corp., 6.875%, 05/15/23	138
	Caesars Entertainment Operating Co., Inc.,
2,610	8.500%, 02/15/20 (d)	1,970
1,830	9.000%, 02/15/20 (d)	1,391
90	CCM Merger, Inc., 9.125%, 05/01/19 (e)	92
90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	93
4,250	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	4,014
150	Landry’s, Inc., 9.375%, 05/01/20 (e)	157
500	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	468
EUR 1,950	Merlin Entertainments plc, (United Kingdom), Reg. S, 2.750%, 03/15/22	2,018
	MGM Resorts International,
165	5.250%, 03/31/20	168
2,900	6.000%, 03/15/23	2,973
5,310	7.750%, 03/15/22	5,788
235	8.625%, 02/01/19	266
GBP 4,050	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	5,678
EUR 1,275	PortAventura Entertainment Barcelona B.V., (Netherlands), Reg. S, 7.250%, 12/01/20	1,394
125	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	128
890	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	897
	Scientific Games International, Inc.,
210	7.000%, 01/01/22 (e)	204
725	10.000%, 12/01/22	569
475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	473
373	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	401
225	Station Casinos LLC, 7.500%, 03/01/21	235
GBP 2,250	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20	3,200
3,845	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	3,672

		36,616

	Household Durables — 0.2%
240	CalAtlantic Group, Inc., 8.375%, 01/15/21	273
700	Jarden Corp., 7.500%, 05/01/17	717
	Lennar Corp.,
156	4.500%, 06/15/19	160
565	6.950%, 06/01/18	605

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — continued
2,000	Series B, 12.250%, 06/01/17	2,225
360	Meritage Homes Corp., 7.150%, 04/15/20	374
1,500	Tempur Sealy International, Inc., 5.625%, 10/15/23 (e)	1,522
106	Toll Brothers Finance Corp., 4.875%, 11/15/25	103
334	WCI Communities, Inc., 6.875%, 08/15/21	336

		6,315

	Media — 3.7%
	Altice Luxembourg S.A., (Luxembourg),
EUR 4,950	7.250%, 05/15/22 (e)	5,129
EUR 2,050	Reg. S, 7.250%, 05/15/22	2,124
200	7.625%, 02/15/25 (e)	183
	Cablevision Systems Corp.,
333	7.750%, 04/15/18	342
1,051	8.000%, 04/15/20	988
	CCO Safari II LLC,
231	4.464%, 07/23/22 (e)	235
125	4.908%, 07/23/25 (e)	128
1,550	CCOH Safari LLC, 5.750%, 02/15/26 (e)	1,554
225	Cenveo Corp., 8.500%, 09/15/22 (e)	83
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
113	5.125%, 12/15/21 (e)	104
205	5.125%, 12/15/21 (e)	188
	Clear Channel Worldwide Holdings, Inc.,
13,455	Series B, 6.500%, 11/15/22	13,051
3,000	Series B, 7.625%, 03/15/20	2,640
42	CSC Holdings LLC, 6.750%, 11/15/21	43
1,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,716
	DISH DBS Corp.,
1,750	5.000%, 03/15/23	1,549
6,895	5.875%, 07/15/22	6,602
2,919	5.875%, 11/15/24	2,623
3,862	6.750%, 06/01/21	3,934
110	7.875%, 09/01/19	119
1,576	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	1,584
400	Gray Television, Inc., 7.500%, 10/01/20	420
305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	320
2,500	Neptune Finco Corp., 6.625%, 10/15/25 (e)	2,637
2,540	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,578
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	4,050

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	117

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Media — continued
	Numericable-SFR S.A., (France),
EUR 4,500	Reg. S, 5.375%, 05/15/22	4,892
2,715	6.000%, 05/15/22 (e)	2,688
300	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	312
7,625	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	7,911
100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	97
	Sinclair Television Group, Inc.,
1,625	5.375%, 04/01/21	1,648
675	6.125%, 10/01/22	695
1,900	6.375%, 11/01/21	1,971
	Sirius XM Radio, Inc.,
735	4.625%, 05/15/23 (e)	717
1,185	5.375%, 04/15/25 (e)	1,182
5,900	6.000%, 07/15/24 (e)	6,195
200	Time Warner Cable, Inc., 7.300%, 07/01/38	211
2,000	Time, Inc., 5.750%, 04/15/22 (e)	1,685
EUR 5,350	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), Reg. S, 4.000%, 01/15/25	5,558
500	Univision Communications, Inc., 8.500%, 05/15/21 (e)	503
EUR 4,900	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22	5,611
500	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	496
EUR 4,500	Ziggo Bond Finance B.V., (Netherlands), Reg. S, 4.625%, 01/15/25	4,589

		101,885

	Multiline Retail — 0.0% (g)
1,100	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	663

	Specialty Retail — 0.8%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e)	245
627	8.875%, 03/15/19	94
3,295	9.000%, 03/15/19 (e)	1,886
EUR 4,200	Dufry Finance SCA, (Luxembourg), Reg. S, 4.500%, 08/01/23	4,626
2,590	Home Depot, Inc. (The), 3.000%, 04/01/26	2,678
GBP 2,350	New Look Secured Issuer plc, (United Kingdom), Reg. S, 6.500%, 07/01/22	3,189
640	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	627

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
267	Radio Systems Corp., 8.375%, 11/01/19 (e)	274
9,155	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	9,407

		23,026

	Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR 831	Holdikks SAS, (France), Reg. S, 6.750%, 07/15/21	836

	Total Consumer Discretionary	234,507

	Consumer Staples — 2.3%
	Beverages — 0.3%
6,490	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	6,954
125	Constellation Brands, Inc., 4.750%, 11/15/24	131
840	DS Services of America, Inc., 10.000%, 09/01/21 (e)	944

		8,029

	Food & Staples Retailing — 0.6%
EUR 1,500	Agrokor d.d., (Croatia), Reg. S, 9.125%, 02/01/20	1,723
	CVS Health Corp.,
4,000	3.875%, 07/20/25	4,278
2,000	5.125%, 07/20/45	2,244
265	New Albertsons, Inc., 7.450%, 08/01/29	215
2,500	Rite Aid Corp., 6.125%, 04/01/23 (e)	2,669
GBP 2,100	Tesco plc, (United Kingdom), 5.000%, 03/24/23	2,821
1,500	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	1,366

		15,316

	Food Products — 0.9%
2,564	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,602
EUR 2,200	Campofrio Food Group S.A., (Spain), Reg. S, 3.375%, 03/15/22	2,353
70	Darling Ingredients, Inc., 5.375%, 01/15/22	69
237	Dean Foods Co., 6.500%, 03/15/23 (e)	249
	JBS USA LLC/JBS USA Finance, Inc.,
386	5.750%, 06/15/25 (e)	332
932	7.250%, 06/01/21 (e)	897
384	8.250%, 02/01/20 (e)	385
EUR 1,500	Labeyrie Fine Foods SAS, (France), Reg. S, 5.625%, 03/15/21	1,680
211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	205
85	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	90

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Food Products — continued
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e)	133
8,235	7.375%, 02/15/22	8,729
1,000	7.750%, 03/15/24 (e)	1,095
GBP 2,700	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20	3,796
1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,105
96	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	98

		23,818

	Household Products — 0.1%
3,112	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	3,081
	Spectrum Brands, Inc.,
205	5.750%, 07/15/25	216
86	6.125%, 12/15/24	91

		3,388

	Personal Products — 0.0% (g)
870	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	908
	Prestige Brands, Inc.,
75	5.375%, 12/15/21 (e)	74
90	6.375%, 03/01/24 (e)	93

		1,075

	Tobacco — 0.4%
	Altria Group, Inc.,
1,000	2.850%, 08/09/22	1,004
5,000	5.375%, 01/31/44	5,646
4,410	Reynolds American, Inc., 5.850%, 08/15/45	5,176

		11,826

	Total Consumer Staples	63,452

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
3,470	Atwood Oceanics, Inc., 6.500%, 02/01/20	1,457
300	Basic Energy Services, Inc., 7.750%, 02/15/19	56
400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	228
500	Parker Drilling Co., 7.500%, 08/01/20	350
683	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	306
400	SESI LLC, 6.375%, 05/01/19	273

		2,670

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — 0.7%
	Apache Corp.,
71	3.250%, 04/15/22	62
81	4.750%, 04/15/43	62
2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	258
6,964	Chevron Corp., 2.355%, 12/05/22	6,683
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	8
218	ConocoPhillips Co., 4.300%, 11/15/44	175
140	CONSOL Energy, Inc., 5.875%, 04/15/22	91
3,000	Denbury Resources, Inc., 4.625%, 07/15/23	870
350	Diamondback Energy, Inc., 7.625%, 10/01/21	353
5,270	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	1,541
390	Halcon Resources Corp., 13.000%, 02/15/22 (e)	59
135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e)	92
350	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	158
3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	1,418
107	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	75
3,435	Noble Energy, Inc., 5.250%, 11/15/43	2,535
100	Oasis Petroleum, Inc., 6.875%, 03/15/22	59
750	QEP Resources, Inc., 5.250%, 05/01/23	525
240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	200
EUR 1,650	Repsol International Finance B.V., (Netherlands), VAR, 4.500%, 03/25/75	1,309
1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	1,176
365	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	106
865	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	711

		18,526

	Total Energy	21,196

	Financials — 7.8%
	Banks — 1.8%
EUR 5,857	Banco Popolare SC, (Italy), 3.500%, 03/14/19	6,441
	Bank of Ireland, (Ireland),
EUR 3,637	3.250%, 01/15/19	4,180
EUR 3,468	VAR, 4.250%, 06/11/24	3,583

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	119

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Banks — continued
	Barclays Bank plc, (United Kingdom),
1,000	7.625%, 11/21/22	1,011
EUR 3,350	Reg. S, 6.000%, 01/14/21	4,098
	CIT Group, Inc.,
400	5.000%, 05/15/17	409
430	5.000%, 08/15/22	432
2,000	5.500%, 02/15/19 (e)	2,070
	Citigroup, Inc.,
4,080	3.700%, 01/12/26	4,166
3,355	4.300%, 11/20/26	3,253
4,840	4.450%, 09/29/27	4,762
EUR 1,700	Commerzbank AG, (Germany), 7.750%, 03/16/21	2,157
EUR 1,749	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23	2,206
2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,267
	UniCredit S.p.A., (Italy),
EUR 772	6.950%, 10/31/22	927
EUR 2,259	Reg. S, 6.950%, 10/31/22	2,713
5,505	Wells Fargo & Co., 2.500%, 03/04/21	5,511
1,555	Wells Fargo Bank N.A., VAR, 0.828%, 05/16/16	1,555

		51,741

	Capital Markets — 0.9%
EUR 3,320	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25	3,778
147	E*TRADE Financial Corp., 5.375%, 11/15/22	153
6,070	Goldman Sachs Group, Inc. (The), 3.850%, 07/08/24	6,205
	UBS AG, (Switzerland),
3,815	5.125%, 05/15/24	3,775
2,033	Reg. S, VAR, 4.750%, 05/22/23	2,042
6,451	VAR, 4.750%, 05/22/23	6,479
EUR 2,085	Volvo Treasury AB, (Sweden), VAR, 4.200%, 06/10/75	2,142

		24,574

	Consumer Finance — 0.8%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
7,235	4.625%, 10/30/20	7,353
937	4.625%, 07/01/22	938
	Ally Financial, Inc.,
192	3.600%, 05/21/18	191
77	4.625%, 05/19/22	77
200	8.000%, 11/01/31	220

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
400	VAR, 3.300%, 07/18/16	400
6,000	Ford Motor Credit Co. LLC, 4.389%, 01/08/26	6,121
	General Motors Financial Co., Inc.,
1,255	3.250%, 05/15/18	1,252
450	4.750%, 08/15/17	461
	Synchrony Financial,
2,505	3.750%, 08/15/21	2,519
3,740	4.250%, 08/15/24	3,735

		23,267

	Diversified Financial Services — 1.0%
641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	253
4,826	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	4,935
415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	166
476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	501
4,555	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	4,500
3,048	GE Capital International Funding Co., (Ireland), 3.373%, 11/15/25 (e)	3,188
EUR 4,850	Lock A.S., (Norway), Reg. S, 7.000%, 08/15/21	5,254
	Monitchem HoldCo 3 S.A., (Luxembourg),
EUR 2,250	5.250%, 06/15/21 (e)	2,325
EUR 950	Reg. S, 5.250%, 06/15/21	982
25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	26
EUR 1,500	ProGroup AG, (Germany), Reg. S, 5.125%, 05/01/22	1,675
4,855	Shell International Finance B.V., (Netherlands), 3.250%, 05/11/25	4,729
EUR 1,200	Worldpay Finance plc, (United Kingdom), Reg. S, 3.750%, 11/15/22	1,296

		29,830

	Insurance — 1.4%
	American International Group, Inc.,
5,000	4.875%, 06/01/22	5,333
2,096	6.250%, 03/15/37	2,175
EUR 6,100	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42	7,623
	CNO Financial Group, Inc.,
112	4.500%, 05/30/20	112
298	5.250%, 05/30/25	289

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Insurance — continued
GBP 900	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42	1,474
480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	513
	MetLife, Inc.,
2,500	4.721%, 12/15/44	2,504
4,320	6.400%, 12/15/36	4,225
	Prudential Financial, Inc.,
5,000	3.500%, 05/15/24	4,899
2,500	4.600%, 05/15/44	2,392
6,765	VAR, 5.875%, 09/15/42	6,867

		38,406

	Real Estate Investment Trusts (REITs) — 1.2%
2,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	1,929
5,500	Corrections Corp. of America, 4.125%, 04/01/20	5,541
2,055	Crown Castle International Corp., 5.250%, 01/15/23	2,176
1,640	DDR Corp., 7.875%, 09/01/20	1,971
EUR 2,500	Deutsche Raststaetten Gruppe IV GmbH, (Germany), Reg. S, 6.750%, 12/30/20	2,861
	GEO Group, Inc. (The),
1,000	5.875%, 01/15/22	1,008
4,040	6.625%, 02/15/21	4,161
130	Iron Mountain, Inc., 5.750%, 08/15/24	130
	Liberty Property LP,
2,810	3.375%, 06/15/23	2,741
2,755	4.400%, 02/15/24	2,862
7,500	Simon Property Group LP, 3.300%, 01/15/26	7,589

		32,969

	Real Estate Management & Development — 0.1%
154	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	133
1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,525

		1,658

	Thrifts & Mortgage Finance — 0.6%
17,850	BPCE S.A., (France), VAR, 1.203%, 06/23/17	17,824

	Total Financials	220,269

	Health Care — 3.0%
	Biotechnology — 0.1%
2,875	Biogen, Inc., 5.200%, 09/15/45	2,945

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Equipment & Supplies — 0.4%
200	Alere, Inc., 7.250%, 07/01/18	210
EUR 3,200	Auris Luxembourg II S.A., (Luxembourg), Reg. S, 8.000%, 01/15/23	3,734
953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	977
2,000	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	2,055
2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,306
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
325	4.875%, 04/15/20 (e)	322
270	5.500%, 04/15/25 (e)	254
556	5.750%, 08/01/22 (e)	549

		10,407

	Health Care Providers & Services — 1.5%
175	Amsurg Corp., 5.625%, 07/15/22	180
EUR 4,050	Ephios Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/01/22	4,483
	HCA, Inc.,
4,900	5.375%, 02/01/25	4,992
8,207	7.500%, 02/15/22	9,272
	HealthSouth Corp.,
1,000	5.750%, 09/15/25 (e)	993
915	7.750%, 09/15/22	951
900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	855
128	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	131
1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23	1,346
3,500	McKesson Corp., 3.796%, 03/15/24	3,598
	Tenet Healthcare Corp.,
2,650	4.750%, 06/01/20	2,676
500	5.000%, 03/01/19	478
110	6.000%, 10/01/20	117
500	6.750%, 02/01/20	480
3,500	6.750%, 06/15/23	3,172
2,835	8.000%, 08/01/20	2,863
2,817	8.125%, 04/01/22	2,769
1,645	UnitedHealth Group, Inc., 4.750%, 07/15/45	1,799
	Universal Health Services, Inc.,
83	3.750%, 08/01/19 (e)	84
117	4.750%, 08/01/22 (e)	117

		41,356

	Health Care Technology — 0.1%
4,000	IMS Health, Inc., 6.000%, 11/01/20 (e)	4,137

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	121

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Pharmaceuticals — 0.9%
46	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	46
8,000	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	8,241
1,560	Perrigo Finance Unlimited Co., (Ireland), 3.500%, 12/15/21	1,546
	Valeant Pharmaceuticals International, Inc., (Canada),
4,000	5.875%, 05/15/23 (e)	3,375
425	6.750%, 08/15/18 (e)	410
3,220	6.750%, 08/15/21 (e)	2,930
1,630	7.000%, 10/01/20 (e)	1,536
750	7.250%, 07/15/22 (e)	686
5,000	7.500%, 07/15/21 (e)	4,713
EUR 1,525	Reg. S, 4.500%, 05/15/23	1,328

		24,811

	Total Health Care	83,656

	Industrials — 3.3%
	Aerospace & Defense — 0.3%
EUR 6,824	Airbus Group Finance B.V., (Netherlands), 2.375%, 04/02/24	8,299
109	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	98
62	Orbital ATK, Inc., 5.250%, 10/01/21	63

		8,460

	Air Freight & Logistics — 0.1%
2,000	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	1,740
1,775	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	1,680

		3,420

	Airlines — 0.6%
3,033	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	3,018
2,050	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	2,160
4,955	American Airlines 2016-1 Class AA Pass-Through Trust, Series AA, 3.575%, 01/15/28	5,005
370	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	385
122	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19	138
1,852	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,908
533	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	554

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — continued
170	Delta Air Lines 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19	191
3,478	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,496

		16,855

	Building Products — 0.2%
EUR 2,000	Italcementi Finance S.A., (France), SUB, 6.625%, 03/19/20	2,507
200	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	207
	Pfleiderer GmbH, (Germany),
EUR 1,600	Reg. S, 7.875%, 08/01/19	1,776
EUR 1,600	7.875%, 08/01/19 (e)	1,775

		6,265

	Commercial Services & Supplies — 0.3%
600	ACCO Brands Corp., 6.750%, 04/30/20	634
	ADT Corp. (The),
3,045	3.500%, 07/15/22	2,550
140	6.250%, 10/15/21	137
400	Casella Waste Systems, Inc., 7.750%, 02/15/19	393
150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	105
	Harland Clarke Holdings Corp.,
100	6.875%, 03/01/20 (e)	81
75	9.250%, 03/01/21 (e)	49
350	9.750%, 08/01/18 (e)	338
255	ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)	196
1,625	ILFC E-Capital Trust II, VAR, 4.740%, 12/21/65 (e)	1,255
120	Mustang Merger Corp., 8.500%, 08/15/21 (e)	122
155	Quad/Graphics, Inc., 7.000%, 05/01/22	116
EUR 1,900	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	2,119
60	West Corp., 5.375%, 07/15/22 (e)	54

		8,149

	Construction & Engineering — 0.1%
	AECOM,
380	5.750%, 10/15/22	384
240	5.875%, 10/15/24	239
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	634
405	MasTec, Inc., 4.875%, 03/15/23	341

		1,598

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	364
435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	430

		794

	Industrial Conglomerates — 0.0% (g)
1,153	General Electric Co., 3.450%, 05/15/24	1,231

	Machinery — 0.4%
50	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	37
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	380
	Galapagos Holding S.A., (Luxembourg),
EUR 3,700	7.000%, 06/15/22 (e)	3,351
EUR 400	Reg. S, 7.000%, 06/15/22	362
EUR 2,080	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20	2,398
400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	332
103	Oshkosh Corp., 5.375%, 03/01/25	102
3,715	Terex Corp., 6.500%, 04/01/20	3,529

		10,491

	Marine — 0.0% (g)
670	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	214
525	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	272
803	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	153

		639

	Road & Rail — 0.5%
3,115	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	2,951
EUR 1,700	Europcar Groupe S.A., (France), Reg. S, 5.750%, 06/15/22	1,845
EUR 1,450	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18	1,432
	Hertz Corp. (The),
2,050	5.875%, 10/15/20	1,989
5,000	7.375%, 01/15/21	4,962

		13,179

	Trading Companies & Distributors — 0.5%
2,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	1,905

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — continued
	International Lease Finance Corp.,
900	5.875%, 04/01/19	951
800	5.875%, 08/15/22	851
845	8.750%, 03/15/17	891
	Rexel S.A., (France),
EUR 200	3.250%, 06/15/22	206
EUR 2,850	Reg. S, 5.125%, 06/15/20	3,217
	United Rentals North America, Inc.,
795	6.125%, 06/15/23	815
5,039	7.625%, 04/15/22	5,357
1,025	8.250%, 02/01/21	1,076

		15,269

	Transportation Infrastructure — 0.3%
EUR 1,200	Atlantia S.p.A., (Italy), 2.875%, 02/26/21	1,443
EUR 3,200	Societe Des Autoroutes Paris-Rhin-Rhone, (France), 1.875%, 01/15/25	3,688
EUR 2,000	Swissport Investments S.A., (Luxembourg), Reg. S, 6.750%, 12/15/21	2,240

		7,371

	Total Industrials	93,721

	Information Technology — 2.2%
	Communications Equipment — 0.2%
39	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	40
	Avaya, Inc.,
3,210	7.000%, 04/01/19 (e)	1,974
134	10.500%, 03/01/21 (e)	34
2,625	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	2,599
375	Goodman Networks, Inc., 12.125%, 07/01/18	111
1,240	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,103

		5,861

	Electronic Equipment, Instruments & Components — 0.6%
2,000	Anixter, Inc., 5.500%, 03/01/23 (e)	1,920
800	Belden, Inc., 5.500%, 09/01/22 (e)	772
EUR 2,900	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19	3,310
EUR 4,800	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20	5,352
4,590	Zebra Technologies Corp., 7.250%, 10/15/22	4,785

		16,139

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	123

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	IT Services — 0.2%
500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	465
	First Data Corp.,
3,500	5.750%, 01/15/24 (e)	3,522
2,476	6.750%, 11/01/20 (e)	2,613

		6,600

	Semiconductors & Semiconductor Equipment — 0.7%
	Advanced Micro Devices, Inc.,
65	6.750%, 03/01/19	47
200	7.750%, 08/01/20	137
4,850	Amkor Technology, Inc., 6.625%, 06/01/21	4,462
50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	53
2,040	Intel Corp., 4.900%, 07/29/45	2,213
	Micron Technology, Inc.,
154	5.250%, 08/01/23 (e)	132
3,860	5.500%, 02/01/25	3,242
	NXP B.V./NXP Funding LLC, (Netherlands),
200	3.500%, 09/15/16 (e)	201
3,000	5.750%, 02/15/21 (e)	3,120
600	5.750%, 03/15/23 (e)	621
4,800	QUALCOMM, Inc., 4.800%, 05/20/45	4,423

		18,651

	Software — 0.5%
	Audatex North America, Inc.,
3,507	6.000%, 06/15/21 (e)	3,542
27	6.125%, 11/01/23 (e)	27
2,250	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	1,581
3,400	Infor U.S., Inc., 6.500%, 05/15/22 (e)	2,949
890	Informatica LLC, 7.125%, 07/15/23 (e)	819
6,495	Microsoft Corp., 2.700%, 02/12/25	6,624

		15,542

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	NCR Corp.,
33	5.000%, 07/15/22	31
10	5.875%, 12/15/21	10
30	6.375%, 12/15/23	30

		71

	Total Information Technology	62,864

	Materials — 2.7%
	Chemicals — 0.9%
3,455	Ashland, Inc., 4.750%, 08/15/22	3,412
500	Axiall Corp., 4.875%, 05/15/23	485

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
	Hexion, Inc.,
3,810	6.625%, 04/15/20	3,010
2,460	8.875%, 02/01/18	1,630
	Huntsman International LLC,
6,350	4.875%, 11/15/20	5,985
250	5.125%, 11/15/22 (e)	229
EUR 1,850	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	1,881
5,300	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	5,194
500	PolyOne Corp., 5.250%, 03/15/23	499
EUR 2,000	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,628
384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	312
EUR 1,400	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), Reg. S, 6.375%, 05/01/22	1,443

		25,708

	Construction Materials — 0.3%
1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,417
725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	758
EUR 4,050	HeidelbergCement Finance Luxembourg S.A., (Luxembourg), 7.500%, 04/03/20	5,246
90	U.S. Concrete, Inc., 8.500%, 12/01/18	93

		7,514

	Containers & Packaging — 1.0%
	Ardagh Packaging Finance plc, (Ireland),
5,500	9.125%, 10/15/20 (e)	5,679
EUR 3,700	Reg. S, 9.250%, 10/15/20	4,166
2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.512%, 12/15/19 (e)	1,945
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
85	5.625%, 12/15/16 (e)	85
570	6.000%, 06/15/17 (e)	568
EUR 1,650	Crown European Holdings S.A., (France), Reg. S, 4.000%, 07/15/22	1,849
EUR 1,000	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	1,088
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20	1,192
255	7.125%, 04/15/19	259

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Containers & Packaging — continued
1,840	9.000%, 04/15/19	1,847
4,897	9.875%, 08/15/19	5,044
EUR 5,250	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.750%, 02/15/23	5,882

		29,604

	Metals & Mining — 0.3%
415	AK Steel Corp., 8.750%, 12/01/18	378
209	Aleris International, Inc., 7.875%, 11/01/20	164
	ArcelorMittal, (Luxembourg),
500	7.250%, 02/25/22	451
1,310	10.850%, 06/01/19	1,379
110	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	106
581	Coeur Mining, Inc., 7.875%, 02/01/21	412
	First Quantum Minerals Ltd., (Canada),
163	6.750%, 02/15/20 (e)	85
163	7.000%, 02/15/21 (e)	84
1,835	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	1,284
3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e)	3,465
610	Hecla Mining Co., 6.875%, 05/01/21	467
171	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	98
	Lundin Mining Corp., (Canada),
260	7.500%, 11/01/20 (e)	230
230	7.875%, 11/01/22 (e)	189
510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	363
190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	95

		9,250

	Paper & Forest Products — 0.2%
EUR 4,300	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 3.250%, 06/01/21	4,853

	Total Materials	76,929

	Telecommunication Services — 4.1%
	Diversified Telecommunication Services — 3.6%
	Altice Financing S.A., (Luxembourg),
200	6.500%, 01/15/22 (e)	198
384	6.625%, 02/15/23 (e)	378
EUR 2,100	Reg. S, 5.250%, 02/15/23	2,189
	Altice Finco S.A., (Luxembourg),
200	7.625%, 02/15/25 (e)	187
200	8.125%, 01/15/24 (e)	193

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
4,460	AT&T, Inc., 4.800%, 06/15/44	4,083
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	5.125%, 05/01/23 (e)	993
3,867	5.375%, 05/01/25 (e)	3,828
30	5.750%, 09/01/23	30
3,225	6.500%, 04/30/21	3,352
500	6.625%, 01/31/22	525
142	7.000%, 01/15/19	145
3,805	7.375%, 06/01/20	3,959
	CenturyLink, Inc.,
1,650	Series T, 5.800%, 03/15/22	1,603
4,560	Series W, 6.750%, 12/01/23	4,457
220	Cincinnati Bell, Inc., 8.375%, 10/15/20	217
2,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	1,900
1,788	Embarq Corp., 7.995%, 06/01/36	1,699
	Frontier Communications Corp.,
80	6.250%, 09/15/21	71
2,500	6.875%, 01/15/25	2,106
100	7.125%, 03/15/19	101
410	8.500%, 04/15/20	417
168	8.750%, 04/15/22	158
91	8.875%, 09/15/20 (e)	94
792	9.250%, 07/01/21	792
2,507	10.500%, 09/15/22 (e)	2,532
1,853	11.000%, 09/15/25 (e)	1,855
	Intelsat Jackson Holdings S.A., (Luxembourg),
4,316	5.500%, 08/01/23	2,806
2,155	6.625%, 12/15/22	1,083
333	7.250%, 04/01/19	258
2,810	7.250%, 10/15/20	1,939
2,750	7.500%, 04/01/21	1,911
445	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	134
434	Level 3 Communications, Inc., 5.750%, 12/01/22	448
	Level 3 Financing, Inc.,
140	5.125%, 05/01/23	143
1,394	5.375%, 08/15/22	1,432
445	6.125%, 01/15/21	465
30	VAR, 4.101%, 01/15/18	30
EUR 800	OTE plc, (United Kingdom), 3.500%, 07/09/20	770
EUR 1,400	Play Topco S.A., (Luxembourg), 7.750% (cash), 02/28/20 (v)	1,531
	Qwest Capital Funding, Inc.,
298	6.875%, 07/15/28	230
156	7.750%, 02/15/31	123

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	125

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
6,220	Sprint Capital Corp., 8.750%, 03/15/32	4,789
EUR 2,500	Telecom Italia S.p.A., (Italy), 3.250%, 01/16/23	2,700
EUR 5,000	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22	5,759
1,377	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	1,458
1,575	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,658
	Verizon Communications, Inc.,
1,710	3.850%, 11/01/42	1,432
3,000	4.862%, 08/21/46	2,931
7,565	VAR, 2.042%, 09/15/16	7,605
GBP 4,275	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21	6,025
	Wind Acquisition Finance S.A., (Luxembourg),
EUR 2,700	4.000%, 07/15/20 (e)	2,841
EUR 1,500	Reg. S, 4.000%, 07/15/20	1,579
	Windstream Services LLC,
205	6.375%, 08/01/23	149
1,195	7.500%, 06/01/22	926
3,695	7.500%, 04/01/23	2,792
221	7.750%, 10/15/20	182
5,913	7.750%, 10/01/21	4,771
	Zayo Group LLC/Zayo Capital, Inc.,
1,400	6.000%, 04/01/23	1,379
296	10.125%, 07/01/20	317

		100,658

	Wireless Telecommunication Services — 0.5%
200	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	198
	Sprint Communications, Inc.,
250	6.000%, 11/15/22	176
223	7.000%, 03/01/20 (e)	219
151	7.000%, 08/15/20	119
450	9.000%, 11/15/18 (e)	467
	Sprint Corp.,
98	7.125%, 06/15/24	70
234	7.250%, 09/15/21	176
12,309	7.875%, 09/15/23	9,108
	T-Mobile USA, Inc.,
357	5.250%, 09/01/18	366
327	6.125%, 01/15/22	336
243	6.464%, 04/28/19	250
30	6.500%, 01/15/24	31

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — continued
750	6.500%, 01/15/26	760
32	6.625%, 11/15/20	33
225	6.625%, 04/01/23	235
1,622	6.633%, 04/28/21	1,695
1,137	6.731%, 04/28/22	1,189
128	6.836%, 04/28/23	133

		15,561

	Total Telecommunication Services	116,219

	Utilities — 2.3%
	Electric Utilities — 1.0%
EUR 3,930	Enel Finance International N.V., (Netherlands), 4.875%, 04/17/23	5,350
	Enel S.p.A., (Italy),
EUR 2,544	VAR, 6.500%, 01/10/74	2,900
GBP 1,047	VAR, 7.750%, 09/10/75	1,505
5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	5,255
	Iberdrola International B.V., (Netherlands),
EUR 2,800	1.750%, 09/17/23	3,160
EUR 4,800	3.500%, 02/01/21	5,933
2,141	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	1,661
EUR 1,400	Red Electrica de Espana Finance BV, (Netherlands), 3.875%, 01/25/22	1,791
EUR 800	Red Electrica Financiaciones S.A.U., (Spain), 2.125%, 07/01/23	938

		28,493

	Gas Utilities — 0.0% (g)
EUR 900	Snam SpA, (Italy), 3.250%, 01/22/24	1,134

	Independent Power & Renewable Electricity Producers — 0.2%
	Calpine Corp.,
601	5.375%, 01/15/23	561
599	5.750%, 01/15/25	539
1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,470
750	GenOn Energy, Inc., 9.875%, 10/15/20	454
	NRG Energy, Inc.,
800	7.875%, 05/15/21	755
1,000	8.250%, 09/01/20	955

		4,734

	Multi-Utilities — 1.1%
10,395	Dominion Resources, Inc., 3.625%, 12/01/24	10,399

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Multi-Utilities — continued
	Engie S.A., (France),
EUR 4,700	0.500%, 03/13/22	5,062
EUR 800	1.000%, 03/13/26	849
EUR 1,200	3.000%, 02/01/23	1,493
GBP 1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	2,476
2,360	Sempra Energy, 2.875%, 10/01/22	2,284
EUR 5,900	Veolia Environnement S.A., (France), 4.625%, 03/30/27	8,424

		30,987

	Total Utilities	65,348

	Total Corporate Bonds (Cost $1,121,210)	1,038,161

Foreign Government Securities — 14.3%
EUR 157,300	Italy Buoni Poliennali Del Tesoro, (Italy), 3.750%, 09/01/24	205,548
	Spain Government Bond, (Spain),
EUR 110,570	1.950%, 04/30/26 (e)	124,145
EUR 60,051	2.750%, 10/31/24 (e)	72,340

	Total Foreign Government Securities (Cost $401,559)	402,033

Mortgage Pass-Through Securities — 16.2%
	Federal National Mortgage Association, 30 Year, Single Family,
323,085	TBA, 3.000%, 03/25/46 (w)	331,297
120,900	TBA, 3.500%, 03/25/46 (w)	126,667

	Total Mortgage Pass-Through Securities (Cost $455,770)	457,964

Preferred Securities — 2.4% (x)
	Financials — 2.2%
	Banks — 1.5%
1,600	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	1,629
	Bank of America Corp.,
10,961	Series AA, VAR, 6.100%, 03/17/25	10,632
565	Series K, VAR, 8.000%, 01/30/18	565
	Citigroup, Inc.,
200	VAR, 5.950%, 01/30/23	189
1,744	Series M, VAR, 6.300%, 05/15/24	1,631
5,171	Series O, VAR, 5.875%, 03/27/20	4,815
2,050	Series R, VAR, 6.125%, 11/15/20	2,019
	Credit Agricole S.A., (France),
310	VAR, 6.625%, 09/23/19 (e)	273
GBP 2,200	VAR, 8.125%, 10/26/19	3,267

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
2,240	Intesa Sanpaolo S.p.A., (Italy), VAR, 7.700%, 09/17/25 (e)	1,949
2,235	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	2,090
6,600	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 5.750%, 05/13/20	6,183
1,504	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	1,376
	Swedbank AB, (Sweden),
3,600	VAR, 5.500%, 03/17/20	3,402
800	VAR, 5.500%, 03/17/20	756

		40,776

	Capital Markets — 0.6%
3,515	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	3,137
	Goldman Sachs Group, Inc. (The),
500	Series L, VAR, 5.700%, 05/10/19	479
4,795	Series M, VAR, 5.375%, 05/10/20	4,567
4,020	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	3,899
	UBS Group AG, (Switzerland),
EUR 2,550	VAR, 5.750%, 02/19/22	2,736
2,682	VAR, 7.125%, 02/19/20	2,686

		17,504

	Diversified Financial Services — 0.1%
GBP 1,446	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	2,017
GBP 1,450	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	1,835

		3,852

	Insurance — 0.0% (g)
GBP 759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27	1,107

	Total Financials	63,239

	Telecommunication Services — 0.2%
	Wireless Telecommunication Services — 0.2%
	Telefonica Europe B.V., (Netherlands),
EUR 1,700	VAR, 4.200%, 12/04/19	1,718
EUR 200	VAR, 5.875%, 03/31/24	203
EUR 2,500	VAR, 6.500%, 09/18/18	2,761
EUR 300	VAR, 7.625%, 09/18/21	339

	Total Telecommunication Services	5,021

	Total Preferred Securities (Cost $73,905)	68,260

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	127

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE

Common Stock — 0.0% (g)
		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
27		NII Holdings, Inc. (a) (Cost $450)	144

Preferred Stock — 0.0% (g)
		Financials — 0.0% (g)
		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.742%, 03/29/16 ($1,000 par value) @ (Cost $344)	330

PRINCIPAL AMOUNT
Loan Assignments — 1.4%
		Consumer Discretionary — 0.6%
		Diversified Consumer Services — 0.0% (g)
637		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	605

		Hotels, Restaurants & Leisure — 0.4%
10,685		Lila Mexican Holdings LLC, Tranche B, VAR, 3.427%, 08/11/22	10,257
784		Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	720

			10,977

		Media — 0.2%
400		iHeartCommunications, Inc., Term Loan D, VAR, 7.189%, 01/30/19	262
949		iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.939%, 07/30/19	616
418		McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	409
639		Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	632
1,221		Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,185
984		Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	956

			4,060

		Multiline Retail — 0.0% (g)
1,222		J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	1,206

		Specialty Retail — 0.0% (g)
101		J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	68
632		Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	612

			680

		Total Consumer Discretionary	17,528

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
980	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	978
1,259	Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19	1,242
639	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	601

		2,821

	Food Products — 0.1%
832	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	808
1,761	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	1,743
140	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	140

		2,691

	Total Consumer Staples	5,512

	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
391	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	75
387	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	160

		235

	Oil, Gas & Consumable Fuels — 0.0% (g)
460	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	62
739	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	644

		706

	Total Energy	941

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
127	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	117

	Diversified Financial Services — 0.0% (g)
638	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	572
400	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Loan, VAR, 6.750%, 02/28/22	349

		921

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Insurance — 0.0% (g)
255	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	243

	Total Financials	1,281

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
444	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	438
373	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21	365

		803

	Health Care Providers & Services — 0.1%
345	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	343
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	809
678	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	657

		1,809

	Total Health Care	2,612

	Industrials — 0.1%
	Airlines — 0.1%
980	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	970

	Commercial Services & Supplies — 0.0% (g)
100	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 5.500%, 11/06/20	94
389	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	366

		460

	Industrial Conglomerates — 0.0% (g)
191	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	130

	Marine — 0.0% (g)
210	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	184
404	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	159
44	Navios Maritime Partners LP, Term Loan, (Greece), VAR, 5.500%, 06/18/20^	39
640	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	289

		671

	Total Industrials	2,231

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
1,655	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	970

	Electronic Equipment, Instruments & Components — 0.1%
1,856	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	1,847

	IT Services — 0.1%
1,500	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.434%, 03/24/21	1,476

	Total Information Technology	4,293

	Materials — 0.1%
	Chemicals — 0.1%
342	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	332
321	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	318

		650

	Construction Materials — 0.0% (g)
142	Quikrete Holdings, Inc., 1st Lien Initial Term Loan, VAR, 4.000%, 09/28/20	138
66	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	66

		204

	Containers & Packaging — 0.0% (g)
275	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	271

	Metals & Mining — 0.0% (g)
299	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	266

	Total Materials	1,391

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,268	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	1,212
807	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	782
294	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	291

	Total Telecommunication Services	2,285

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	683

	Total Loan Assignments (Cost $43,551)	38,757

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	129

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts )

SHARES	SECURITY DESCRIPTION	VALUE

Short-Term Investment — 16.0%
	Investment Company — 16.0%
450,926	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) † (Cost $450,926)	450,926

	Total Investments — 114.2% (Cost $3,334,582)	3,217,956
	Liabilities in Excess of Other Assets — (14.2)%	(399,023)

	NET ASSETS — 100.0%	2,818,933

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,552	10 Year Australian Government Bond	03/15/16	AUD	146,041	4,630
1,185	10 Year U.S. Treasury Note	06/21/16	USD	154,661	118
70	U.S. Treasury Long Bond	06/21/16	USD	11,517	(11)
112	U.S. Ultra Bond	06/21/16	USD	19,394	(3)
15	Long Gilt	06/28/16	GBP	2,545	15
80	5 Year U.S. Treasury Note	06/30/16	USD	9,679	11

	Short Futures Outstanding
(34)	Euro Bobl	03/08/16	EUR	(4,932)	(62)
(1,412)	Euro Bund	03/08/16	EUR	(255,874)	(13,296)
(9)	10 Year U.S. Treasury Note	06/21/16	USD	(1,175)	(1)
(14)	U.S. Ultra Bond	06/21/16	USD	(2,424)	— (h)
(6,530)	5 Year U.S. Treasury Note	06/30/16	USD	(790,028)	(1,187)

					(9,786)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT FEBRUARY 29, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
437	GBP
575	for EUR	Goldman Sachs International	03/16/16	627	#	609	#	(18)
1,108	EUR	BNP Paribas	03/16/16	1,198		1,206		8
19,992	EUR	Citibank, N.A.	03/16/16	22,136		21,757		(379)
733	EUR	Credit Suisse International	03/16/16	797		797		— (h)
5,870	EUR	Deutsche Bank AG	03/16/16	6,436		6,388		(48)
419	EUR	HSBC Bank, N.A.	03/16/16	469		456		(13)
1,219	EUR	Merrill Lynch International	03/16/16	1,364		1,327		(37)
6,818	EUR	Royal Bank of Canada	03/16/16	7,631		7,420		(211)
15,817	EUR	Standard Chartered Bank	03/16/16	17,438		17,214		(224)
343	EUR	Union Bank of Switzerland AG	03/16/16	372		373		1

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
536	GBP	BNP Paribas	03/16/16	797	746	(51)
230	GBP	Deutsche Bank AG	03/16/16	331	321	(10)
876	GBP	HSBC Bank, N.A.	03/16/16	1,266	1,219	(47)
1,372	GBP	Merrill Lynch International	03/16/16	1,979	1,909	(70)
4,675	GBP	Royal Bank of Canada	03/16/16	6,639	6,507	(132)
6,537	GBP	Standard Chartered Bank	03/16/16	9,136	9,099	(37)
9,400	GBP	State Street Corp.	03/16/16	13,180	13,083	(97)
5,628,219	JPY	State Street Corp.	03/16/16	46,611	49,937	3,326
				138,407	140,368	1,961

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,532	AUD	Royal Bank of Canada	03/16/16	4,630	4,659	(29)
1,590	EUR	BNP Paribas	03/16/16	1,764	1,731	33
3,944	EUR	Citibank, N.A.	03/16/16	4,290	4,292	(2)
1,253	EUR	Credit Suisse International	03/16/16	1,364	1,363	1
269,080	EUR	Goldman Sachs International	03/16/16	292,146	292,841	(695)
397,158	EUR	HSBC Bank, N.A.	03/16/16	431,836	432,228	(392)
4,781	EUR	Royal Bank of Canada	03/16/16	5,397	5,203	194
19,404	EUR	Standard Chartered Bank	03/16/16	21,125	21,118	7
3,604	GBP	BNP Paribas	03/16/16	5,247	5,016	231
53,018	GBP	Goldman Sachs International	03/16/16	76,493	73,796	2,697
220	GBP	HSBC Bank, N.A.	03/16/16	314	306	8
1,326	GBP	Standard Chartered Bank	03/16/16	1,977	1,845	132
5,310,921	JPY	Goldman Sachs International	03/16/16	45,203	47,122	(1,919)
				891,786	891,520	266

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at February 29, 2016 of the currency being sold, and the value at February 29, 2016 is the U.S. Dollar market value of the currency being purchased.

Credit Default Swaps — Buy Protection [1]

Corporate Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	0.558%	4,000	(360)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	0.106	1,000	(87)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.182	2,825	(47)	(215)

					(494)	99

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	131

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	1.072%	39,000	51	376
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	1.072	48,400	64	475

					115	851

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

ABS	— Asset-Backed Security
ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDO	— Collateralized Debt Obligation
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligation
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
CZK	— Czech Republic Koruna
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
HUF	— Hungarian Forint
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2016. The rate may be subject to a cap and floor.

INR	— Indian Rupee
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Republic Won
LIBOR	— London Interbank Offered Rate
MLP	— Master Limited Partnership
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PLN	— Polish Zloty
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
RUB	— Russian Ruble
SGD	— Singapore Dollar
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2016.
TBA	— To Be Announced

TRY	— Turkish Lira
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.
ZAR	— South African Rand

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Strategic Income Opportunities Fund	$50,110
	Total Return Fund	260
	Unconstrained Debt Fund	670

††	— Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.
^	— All or a portion of the security is unsettled as of February 29, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 29, 2016.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 29, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when issued security, delayed delivery security or forward commitment.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 29, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	133

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$1,681,656	$164,346		$829,641
Investments in affiliates, at value	118,772	3,174		44,340

Total investment securities, at value	1,800,428	167,520		873,981
Cash	94	1		2
Foreign currency, at value	—	—		229
Due from custodian	1,175	1,806		1,858
Receivables:
Investment securities sold	32,151	664		16,804
Fund shares sold	4,112	—		11,131
Interest from non-affiliates	15,376	2,654		14,283
Dividends from affiliates	35	1		8
Variation margin on futures contracts	—	2		—
Unrealized appreciation on forward foreign currency exchange contracts	409	—		4,483

Total Assets	1,853,780	172,648		922,779

LIABILITIES:
Payables:
Investment securities purchased	34,565	2,575		41,371
Fund shares redeemed	106	—		115
Variation margin on futures contracts	127	—		4
Unrealized depreciation on forward foreign currency exchange contracts	155	6		2,997
Accrued liabilities:
Investment advisory fees	402	83		414
Administration fees	112	5		24
Distribution fees	22	—	(a)	14
Shareholder servicing fees	10	—	(a)	15
Custodian and accounting fees	35	11		46
Collateral management fees	—	5		—
Trustees’ and Chief Compliance Officer’s fees	7	1		2
Other	158	91		208

Total Liabilities	35,699	2,777		45,210

Net Assets	$1,818,081	$169,871		$877,569

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$1,869,458	$183,478	$1,044,472
Accumulated undistributed (distributions in excess of) net investment income	(1,570)	50	285
Accumulated net realized gains (losses)	(22,082)	(5,173)	(152,575)
Net unrealized appreciation (depreciation)	(27,725)	(8,484)	(14,613)

Total Net Assets	$1,818,081	$169,871	$877,569

Net Assets:
Class A	$114,281	$46	$51,087
Class C	233	19	8,449
Class R5	—	—	500
Class R6	1,678,553	168,190	742,284
Select Class	25,014	1,616	75,249

Total	$1,818,081	$169,871	$877,569

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	11,795	5	6,640
Class C	24	2	1,101
Class R5	—	—	64
Class R6	172,997	17,576	96,142
Select Class	2,578	169	9,769

Net Asset Value (a):
Class A — Redemption price per share	$9.69	$9.57	$7.69
Class C — Offering price per share (b)	9.69	9.57	7.67
Class R5 — Offering and redemption price per share	—	—	7.77
Class R6 — Offering and redemption price per share	9.70	9.57	7.72
Select Class — Offering and redemption price per share	9.70	9.59	7.70
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.07	$9.94	$7.99

Cost of investments in non-affiliates	$1,709,607	$172,831	$845,744
Cost of investments in affiliates	118,772	3,174	44,340
Cost of foreign currency	—	—	280

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	135

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands, except per share amounts)

	Strategic Income Opportunities Fund		Total Return Fund	Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$10,341,436		$484,212	$2,767,030
Investments in affiliates, at value	3,235,743		98,685	450,256
Investments in affiliates — restricted, at value	50,110		260	670

Total investment securities, at value	13,627,289		583,157	3,217,956
Restricted cash	12,316		5,003	—
Cash	6,544		9	186
Foreign currency, at value	1,536		44	11,534
Deposits at broker for securities sold short	26,565		91	—
Deposits at broker for futures contracts	—		—	14,286
Deposits at broker for swap contracts	—		—	978
Receivables:
Investment securities sold	46,823		2,106	31,621
Investment securities sold — delayed delivery securities	19,209		376	—
Fund shares sold	21,764		928	7,328
Interest and dividends from non-affiliates	150,738		4,277	25,255
Dividends from affiliates	1,041		27	122
Tax reclaims	428		—	100
Variation margin on futures contracts	80		35	—
Unrealized appreciation on forward foreign currency exchange contracts	4,300		55	6,638
Outstanding swap contracts, at value	93,328		1,283	—

Total Assets	14,011,961		597,391	3,316,004

LIABILITIES:
Payables:
TBA short commitments, at value	19,270		—	—
Securities sold short, at value	26,365		93	—
Investment securities purchased	25,090		1,188	5,822
Investment securities purchased — delayed delivery securities	37,240		119,433	455,770
Fund shares redeemed	65,311		479	28,336
Variation margin on futures contracts	—		—	361
Variation margin on centrally cleared swaps	1,586		11	75
Unrealized depreciation on forward foreign currency exchange contracts	3,771		53	4,411
Outstanding swap contracts, at value	97,627		1,024	494
Accrued liabilities:
Investment advisory fees	4,070		63	895
Administration fees	712		23	113
Distribution fees	1,082		58	21
Shareholder servicing fees	2,183		18	523
Custodian and accounting fees	205		—	77
Collateral management fees	44		39	37
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—	(a)
Other	7,005		170	136

Total Liabilities	291,561		122,653	497,071

Net Assets	$13,720,400		$474,738	$2,818,933

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$15,082,306	$488,172	$3,019,819
Accumulated undistributed (distributions in excess of) net investment income	5,095	227	(1,189)
Accumulated net realized gains (losses)	(341,889)	(127)	(75,966)
Net unrealized appreciation (depreciation)	(1,025,112)	(13,534)	(123,731)

Total Net Assets	$13,720,400	$474,738	$2,818,933

Net Assets:
Class A	$1,644,177	$160,090	$88,231
Class C	1,223,983	42,613	5,843
Class R2	—	1,817	51
Class R5	730,164	9,500	2,743
Class R6	—	26,044	379,176
Select Class	10,122,076	234,674	2,342,889

Total	$13,720,400	$474,738	$2,818,933

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	150,733	16,520	9,253
Class C	112,514	4,409	616
Class R2	—	187	5
Class R5	66,716	978	287
Class R6	—	2,683	39,673
Select Class	925,775	24,163	245,292

Net Asset Value (a):
Class A — Redemption price per share	$10.91	$9.69	$9.54
Class C — Offering price per share (b)	10.88	9.66	9.49
Class R2 — Offering and redemption price per share	—	9.70	9.53
Class R5 — Offering and redemption price per share	10.94	9.71	9.56
Class R6 — Offering and redemption price per share	—	9.71	9.56
Select Class — Offering and redemption price per share	10.93	9.71	9.55
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.34	$10.07	$9.91

Cost of investments in non-affiliates	$11,383,775	$495,331	$2,883,656
Cost of investments in affiliates	3,235,743	98,685	450,256
Cost of investments in affiliates — restricted	50,110	260	670
Cost of foreign currency	1,548	44	11,501
Proceeds from short TBAs	19,209	—	—
Proceeds from securities sold short	26,170	93	—
Premiums paid on swaps	100,666	3,901	356
Premiums received on swaps	127,876	1,255	1,306

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	137

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$62,813	$9,600	$64,903
Interest income from affiliates	—	—	— (a)
Dividend income from affiliates	106	11	46
Foreign taxes withheld	(24)	—	—

Total investment income	62,895	9,611	64,949

EXPENSES:
Investment advisory fees	5,242	1,390	7,933
Administration fees	1,432	163	929
Distribution fees:
Class A	277	— (a)	216
Class C	1	— (a)	76
Shareholder servicing fees:
Class A	277	— (a)	216
Class C	— (a)	— (a)	26
Class R5	—	—	— (a)
Select Class	49	7	381
Custodian and accounting fees	135	71	213
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	128	108	124
Collateral management fees	—	7	—
Trustees’ and Chief Compliance Officer’s fees	19	2	13
Printing and mailing costs	42	10	80
Registration and filing fees	105	67	137
Transfer agent fees (See Note 2.K.)	17	4	34
Sub-transfer agent fees (See Note 2.K.)	222	— (a)	276
Other	16	8	16

Total expenses	7,962	1,837	10,670

Less fees waived	(617)	(458)	(1,884)
Less earnings credits	—	— (a)	—
Less expense reimbursements	(109)	(4)	(34)

Net expenses	7,236	1,375	8,752

Net investment income (loss)	55,659	8,236	56,197

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(25,430)	(5,608)	(49,083)
Futures	(1,516)	606	432
Foreign currency transactions	(72)	(14)	1,991
Swaps	—	30	—

Net realized gain (loss)	(27,018)	(4,986)	(46,660)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(55,101)	(9,003)	(22,924)
Futures	1,132	10	199
Foreign currency translations	73	(17)	2,167
Swaps	—	1	—

Change in net unrealized appreciation/depreciation	(53,896)	(9,009)	(20,558)

Net realized/unrealized gains (losses)	(80,914)	(13,995)	(67,218)

Change in net assets resulting from operations	$(25,255)	$(5,759)	$(11,021)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$731,684	$17,092	$97,718
Interest income from affiliates	38	—	4
Dividend income from non-affiliates	11,065	91	41
Dividend income from affiliates	6,591	126	497
Foreign taxes withheld	—	—	(229)

Total investment income	749,378	17,309	98,031

EXPENSES:
Investment advisory fees	85,282	1,515	12,811
Administration fees	15,529	414	2,333
Distribution fees:
Class A	5,700	412	305
Class C	11,230	318	40
Class R2	—	9	— (a)
Shareholder servicing fees:
Class A	5,700	412	305
Class C	3,743	106	13
Class R2	—	5	— (a)
Class R5	321	4	1
Select Class	36,331	608	5,950
Custodian and accounting fees	601	105	351
Interest expense to affiliates	3	— (a)	4
Professional fees	726	102	153
Collateral management fees	65	58	56
Interest expense to non-affiliates	1	—	9
Trustees’ and Chief Compliance Officer’s fees	176	4	25
Printing and mailing costs	1,063	30	119
Registration and filing fees	462	132	223
Transfer agent fees (See Note 2.K.)	347	24	30
Sub-transfer agent fees (See Note 2.K.)	7,406	266	90
Other	1,017	15	26

Total expenses	175,703	4,539	22,844

Less fees waived	(32,317)	(1,404)	(2,849)
Less earnings credits	(3)	(1)	(1)
Less expense reimbursements	—	(138)	(1)

Net expenses	143,383	2,996	19,993

Net investment income (loss)	605,995	14,313	78,038

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(208,105)	2,907	(45,589)
Futures	(13,359)	(1,052)	(19,808)
Securities sold short	5,938	25	—
Foreign currency transactions	9,607	80	44,767
Options written	—	—	(1,107)
Swaps	46,444	381	(536)

Net realized gain (loss)	(159,475)	2,341	(22,273)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,149,107)	(21,497)	(94,395)
Futures	2,284	85	(2,481)
Securities sold short	(195)	— (a)	—
Foreign currency translations	(4,132)	(28)	(18,322)
Swaps	(8,250)	34	1,120

Change in net unrealized appreciation/depreciation	(1,159,400)	(21,406)	(114,078)

Net realized/unrealized gains (losses)	(1,318,875)	(19,065)	(136,351)

Change in net assets resulting from operations	$(712,880)	$(4,752)	$(58,313)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	139

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55,659	$25,613	$8,236	$971
Net realized gain (loss)	(27,018)	12,762	(4,986)	(24)
Change in net unrealized appreciation/depreciation	(53,896)	21,252	(9,009)	6

Change in net assets resulting from operations	(25,255)	59,627	(5,759)	953

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,373)	(1,937)	(1)	(2)
From net realized gains	(147)	(126)	—	(1)
Class C
From net investment income	(3)	(2)	(1)	(2)
From net realized gains	— (a)	— (a)	—	— (a)
Class R6
From net investment income	(55,389)	(22,919)	(8,179)	(3)
From net realized gains	(2,234)	(1,482)	—	(1)
Select Class
From net investment income	(655)	(452)	(43)	(954)
From net realized gains	(27)	(24)	—	(253)

Total distributions to shareholders	(61,828)	(26,942)	(8,224)	(1,216)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	339,628	887,614	161,514	1,507

NET ASSETS:
Change in net assets	252,545	920,299	147,531	1,244
Beginning of period	1,565,536	645,237	22,340	21,096

End of period	$1,818,081	$1,565,536	$169,871	$22,340

Accumulated undistributed (distributions in excess of) net investment income	$(1,570)	$6,436	$50	$51

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,197	$43,892	$605,995	$413,419
Net realized gain (loss)	(46,660)	(54,113)	(159,475)	(145,507)
Change in net unrealized appreciation/depreciation	(20,558)	428	(1,159,400)	(243,098)

Change in net assets resulting from operations	(11,021)	(9,793)	(712,880)	24,814

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,156)	(3,744)	(74,998)	(55,340)
Class C
From net investment income	(441)	(384)	(42,496)	(17,190)
Class R5
From net investment income	(30)	(3)	(25,104)	(10,004)
Class R6
From net investment income	(47,692)	(27,653)	—	—
Select Class
From net investment income	(7,695)	(5,917)	(511,058)	(305,764)

Total distributions to shareholders	(60,014)	(37,701)	(653,656)	(388,298)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	41,104	511,525	(6,968,377)	(3,214,537)

NET ASSETS:
Change in net assets	(29,931)	464,031	(8,334,913)	(3,578,021)
Beginning of period	907,500	443,469	22,055,313	25,633,334

End of period	$877,569	$907,500	$13,720,400	$22,055,313

Accumulated undistributed (distributions in excess of) net investment income	$285	$6,599	$5,095	$31,846

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	141

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,313	$7,197	$78,038	$70,435
Net realized gain (loss)	2,341	3,607	(22,273)	29,690
Change in net unrealized appreciation/depreciation	(21,406)	2,972	(114,078)	(53,805)

Change in net assets resulting from operations	(4,752)	13,776	(58,313)	46,320

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,796)	(2,175)	(5,032)	(5,577)
From net realized gains	(1,197)	(1,096)	—	—
Class C
From net investment income	(952)	(339)	(189)	(152)
From net realized gains	(317)	(263)	—	—
Class R2 (a)
From net investment income	(42)	(5)	(2)	(2)
From net realized gains	(13)	(4)	—	—
Class R5
From net investment income	(276)	(97)	(119)	(109)
From net realized gains	(67)	(57)	—	—
Class R6 (a)
From net investment income	(1,385)	(510)	(15,089)	(8,609)
From net realized gains	(193)	(192)	—	—
Select Class
From net investment income	(7,393)	(3,620)	(100,468)	(86,144)
From net realized gains	(1,763)	(1,452)	—	—

Total distributions to shareholders	(18,394)	(9,810)	(120,899)	(100,593)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	8,225	290,918	355,457	938,226

NET ASSETS:
Change in net assets	(14,921)	294,884	176,245	883,953
Beginning of period	489,659	194,775	2,642,688	1,758,735

End of period	$474,738	$489,659	$2,818,933	$2,642,688

Accumulated undistributed (distributions in excess of) net investment income	$227	$444	$(1,189)	$33,071

(a)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$60,627	$68,388	$27	$20
Distributions reinvested	2,731	1,149	1	3
Cost of shares redeemed	(48,682)	(33,074)	(35)	(20)

Change in net assets resulting from Class A capital transactions	$14,676	$36,463	$(7)	$3

Class C
Proceeds from shares issued	$225	$61	$— (a)	$—
Distributions reinvested	3	2	1	2
Cost of shares redeemed	(97)	(17)	(34)	—

Change in net assets resulting from Class C capital transactions	$131	$46	$(33)	$2

Class R6
Proceeds from shares issued	$474,805	$829,314	$215,009	$—
Distributions reinvested	57,623	24,401	8,179	4
Cost of shares redeemed	(215,028)	(6,468)	(41,166)	—

Change in net assets resulting from Class R6 capital transactions	$317,400	$847,247	$182,022	$4

Select Class
Proceeds from shares issued	$11,453	$15,533	$1,299	$291
Distributions reinvested	667	474	43	1,207
Cost of shares redeemed	(4,699)	(12,149)	(21,810)	—

Change in net assets resulting from Select Class capital transactions	$7,421	$3,858	$(20,468)	$1,498

Total change in net assets resulting from capital transactions	$339,628	$887,614	$161,514	$1,507

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	143

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	6,181	6,776	4	2
Reinvested	280	115	— (a)	—	(a)
Redeemed	(4,977)	(3,312)	(4)	(2)

Change in Class A Shares	1,484	3,579	— (a)	—	(a)

Class C
Issued	23	7	—	—
Reinvested	— (a)	— (a)	— (a)	—	(a)
Redeemed	(10)	(2)	(3)	—

Change in Class C Shares	13	5	(3)	—	(a)

Class R6
Issued	48,057	82,074	21,069	—
Reinvested	5,868	2,437	828	1
Redeemed	(22,173)	(645)	(4,327)	—

Change in Class R6 Shares	31,752	83,866	17,570	1

Select Class
Issued	1,172	1,546	133	28
Reinvested	68	47	5	116
Redeemed	(481)	(1,208)	(2,143)	—

Change in Select Class Shares	759	385	(2,005)	144

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$48,042	$132,216	$529,137	$1,497,064
Distributions reinvested	3,250	1,961	68,611	51,225
Cost of shares redeemed	(86,997)	(95,892)	(1,439,418)	(3,838,825)

Change in net assets resulting from Class A capital transactions	$(35,705)	$38,285	$(841,670)	$(2,290,536)

Class C
Proceeds from shares issued	$1,103	$3,442	$147,542	$374,657
Distributions reinvested	405	351	34,665	13,899
Cost of shares redeemed	(4,289)	(4,113)	(559,837)	(530,019)

Change in net assets resulting from Class C capital transactions	$(2,781)	$(320)	$(377,630)	$(141,463)

Class R5
Proceeds from shares issued	$13	$594	$338,132	$272,057
Distributions reinvested	30	3	18,279	8,025
Cost of shares redeemed	(146)	(179)	(163,740)	(131,793)

Change in net assets resulting from Class R5 capital transactions	$(103)	$418	$192,671	$148,289

Class R6
Proceeds from shares issued	$577,060	$810,665	$—	$—
Distributions reinvested	47,692	27,653	—	—
Cost of shares redeemed	(448,329)	(421,644)	—	—

Change in net assets resulting from Class R6 capital transactions	$176,423	$416,674	$—	$—

Select Class
Proceeds from shares issued	$70,771	$126,077	$3,264,981	$7,891,548
Distributions reinvested	6,486	4,962	281,342	157,805
Cost of shares redeemed	(173,987)	(74,571)	(9,488,071)	(8,980,180)

Change in net assets resulting from Select Class capital transactions	$(96,730)	$56,468	$(5,941,748)	$(930,827)

Total change in net assets resulting from capital transactions	$41,104	$511,525	$(6,968,377)	$(3,214,537)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	145

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Strategic Income Opportunities Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	6,063	15,516	46,231	126,514
Reinvested	414	235	6,032	4,337
Redeemed	(11,194)	(11,601)	(127,025)	(325,657)

Change in Class A Shares	(4,717)	4,150	(74,762)	(194,806)

Class C
Issued	138	409	12,891	31,708
Reinvested	51	42	3,057	1,181
Redeemed	(545)	(497)	(49,237)	(45,046)

Change in Class C Shares	(356)	(46)	(33,289)	(12,157)

Class R5
Issued	1	72	29,459	22,864
Reinvested	4	— (a)	1,615	678
Redeemed	(18)	(21)	(14,341)	(11,059)

Change in Class R5 Shares	(13)	51	16,733	12,483

Class R6
Issued	72,286	93,844	—	—
Reinvested	6,041	3,313	—	—
Redeemed	(57,934)	(51,080)	—	—

Change in Class R6 Shares	20,393	46,077	—	—

Select Class
Issued	8,926	15,042	284,516	665,137
Reinvested	815	597	24,651	13,345
Redeemed	(22,075)	(9,001)	(834,831)	(760,233)

Change in Select Class Shares	(12,334)	6,638	(525,664)	(81,751)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$91,171	$210,609	$55,763	$106,679
Distributions reinvested	5,389	3,205	3,210	2,375
Cost of shares redeemed	(109,536)	(70,326)	(112,471)	(57,544)

Change in net assets resulting from Class A capital transactions	$(12,976)	$143,488	$(53,498)	$51,510

Class C
Proceeds from shares issued	$16,775	$33,104	$3,587	$5,675
Distributions reinvested	1,104	484	189	152
Cost of shares redeemed	(12,730)	(4,714)	(2,538)	(2,117)

Change in net assets resulting from Class C capital transactions	$5,149	$28,874	$1,238	$3,710

Class R2 (a)
Proceeds from shares issued	$245	$1,794	$30	$2
Distributions reinvested	55	9	2	2
Cost of shares redeemed	(203)	(11)	(38)	(1)

Change in net assets resulting from Class R2 capital transactions	$97	$1,792	$(6)	$3

Class R5
Proceeds from shares issued	$2,828	$7,328	$264	$552
Distributions reinvested	343	154	119	109
Cost of shares redeemed	(1,820)	(834)	(75)	(2,080)

Change in net assets resulting from Class R5 capital transactions	$1,351	$6,648	$308	$(1,419)

Class R6 (a)
Proceeds from shares issued	$3,391	$51,182	$202,862	$324,495
Distributions reinvested	52	7	12,453	7,442
Cost of shares redeemed	(26,313)	(474)	(128,812)	(75,683)

Change in net assets resulting from Class R6 capital transactions	$(22,870)	$50,715	$86,503	$256,254

Select Class
Proceeds from shares issued	$133,946	$149,329	$1,527,987	$1,678,657
Distributions reinvested	5,394	1,335	4,475	4,553
Cost of shares redeemed	(101,866)	(91,263)	(1,211,550)	(1,055,042)

Change in net assets resulting from Select Class capital transactions	$37,474	$59,401	$320,912	$628,168

Total change in net assets resulting from capital transactions	$8,225	$290,918	$355,457	$938,226

(a)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	147

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Total Return Fund		Unconstrained Debt Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	9,215	20,882	5,697	10,362
Reinvested	549	319	328	234
Redeemed	(11,057)	(6,979)	(11,497)	(5,642)

Change in Class A Shares	(1,293)	14,222	(5,472)	4,954

Class C
Issued	1,696	3,294	367	553
Reinvested	113	48	19	15
Redeemed	(1,294)	(469)	(259)	(208)

Change in Class C Shares	515	2,873	127	360

Class R2 (a)
Issued	24	177	3	1
Reinvested	6	1	— (b)	— (b)
Redeemed	(20)	(1)	(4)	— (b)

Change in Class R2 Shares	10	177	(1)	1

Class R5
Issued	285	726	28	53
Reinvested	35	15	12	11
Redeemed	(183)	(83)	(8)	(201)

Change in Class R5 Shares	137	658	32	(137)

Class R6 (a)
Issued	344	5,065	20,717	31,558
Reinvested	5	1	1,267	733
Redeemed	(2,685)	(47)	(13,203)	(7,383)

Change in Class R6 Shares	(2,336)	5,019	8,781	24,908

Select Class
Issued	13,470	14,780	156,171	163,060
Reinvested	548	132	453	448
Redeemed	(10,364)	(9,031)	(124,690)	(103,442)

Change in Select Class Shares	3,654	5,881	31,934	60,066

(a)	Commencement of offering of class of shares was March 18, 2014 for Total Return Fund.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

Strategic Income Opportunities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(712,880)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(7,330,603)
Proceeds from disposition of investment securities	7,069,165
Covers of investment securities sold short	(32,175)
Proceeds from investment securities sold short	45,489
Proceeds of short-term investments—non-affiliates, net	102,749
Proceeds of short-term investments—affiliates, net	7,034,071
Change in unrealized (appreciation)/depreciation on investments	1,149,107
Change in unrealized (appreciation)/depreciation on investment securities sold short	195
Net realized (gain)/loss on investments	208,105
Net realized (gain)/loss on investment securities sold short	(5,938)
Net amortization (accretion) of income	87,594
Increase in restricted cash	(3,766)
Increase in deposits at broker for securities sold short	(26,565)
Increase in interest and dividends receivable from non-affiliates	(1,014)
Increase in dividends receivable from affiliates	(720)
Increase in tax reclaims receivable	(48)
Decrease in variation margin receivable	3,016
Decrease in unrealized appreciation on forward foreign currency exchange contracts	53,137
Decrease in due from custodian	32,711
Increase in variation margin payable	1,586
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(51,916)
Increase in outstanding swap contracts, at value, net	(33,518)
Increase in investment advisory fees payable	160
Increase in administration fees payable	339
Decrease in distribution fees payable	(426)
Decrease in shareholder servicing fees payable	(1,158)
Decrease in custodian and accounting fees payable	(144)
Increase in collateral management fees payable	15
Decrease in Trustees’ and Chief Compliance Officer’s fees payable	(3)
Increase in other accrued expenses payable	4,603

Net cash provided (used) by operating activities	7,591,168

Cash flows provided (used) by financing activities:
Decrease in due to custodian	(4,868)
Proceeds from shares issued	4,296,699
Payment for shares redeemed	(11,626,204)
Cash distributions paid to shareholders (net of reinvestments of $402,897)	(250,759)

Net cash provided (used) by financing activities	(7,585,132)

Net increase in cash	6,036

Cash:
Beginning of period (including foreign currency of $2,044)	2,044

End of period (including foreign currency of $1,536)	$8,080

Supplemental disclosure of cash flow information:

For the year ended February 29, 2016, the Fund paid $4 in interest expense, including $3 of interest expense paid to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	149

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class A
Year Ended February 29, 2016	$10.19	$0.28		$(0.47)	$(0.19)	$(0.30)	$(0.01)	$(0.31)
Year Ended February 28, 2015	9.83	0.29		0.38	0.67	(0.29)	(0.02)	(0.31)
March 1, 2013(g) through February 28, 2014	10.00	0.26	(h)	(0.22)	0.04	(0.21)	—	(0.21)

Class C
Year Ended February 29, 2016	10.19	0.23		(0.47)	(0.24)	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	9.84	0.24		0.38	0.62	(0.25)	(0.02)	(0.27)
March 1, 2013 (g) through February 28, 2014	10.00	0.19	(h)	(0.19)	— (j)	(0.16)	—	(0.16)

Class R6
Year Ended February 29, 2016	10.21	0.32		(0.48)	(0.16)	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2015	9.84	0.32		0.39	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.28	(h)	(0.20)	0.08	(0.24)	—	(0.24)

Select Class
Year Ended February 29, 2016	10.21	0.31		(0.48)	(0.17)	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	9.84	0.31		0.40	0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.25	(h)	(0.18)	0.07	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(j)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)(f)

$9.69	(1.82)%	$114,281	0.74%		2.86%		1.10%		74%
10.19	6.94	105,079	0.74		2.88		1.05		74
9.83	0.43	66,183	0.74	(i)	2.73	(h)(i)	0.96	(i)	77

9.69	(2.30)	233	1.25		2.35		1.86		74
10.19	6.36	108	1.24		2.36		1.46		74
9.84	0.02	60	1.24	(i)	1.95	(h)(i)	1.54	(i)	77

9.70	(1.55)	1,678,553	0.39		3.22		0.41		74
10.21	7.38	1,441,786	0.39		3.21		0.44		74
9.84	0.82	564,881	0.39	(i)	2.91	(h)(i)	0.46	(i)	77

9.70	(1.65)	25,014	0.49		3.12		0.73		74
10.21	7.29	18,563	0.49		3.14		0.73		74
9.84	0.72	14,113	0.49	(i)	2.65	(h)(i)	0.79	(i)	77

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	151

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Year Ended February 29, 2016	$10.19	$0.36	(f)(g)	$(0.63)	$(0.27)	$(0.35)	$—	$(0.35)
Year Ended February 28, 2015	10.32	0.44		(0.02)	0.42	(0.43)	(0.12)	(0.55)
September 4, 2013 (h) through February 28, 2014	10.00	0.20		0.33	0.53	(0.18)	(0.03)	(0.21)

Class C
Year Ended February 29, 2016	10.20	0.30	(f)(g)	(0.63)	(0.33)	(0.30)	—	(0.30)
Year Ended February 28, 2015	10.32	0.38		— (j)	0.38	(0.38)	(0.12)	(0.50)
September 4, 2013 (h) through February 28, 2014	10.00	0.17		0.34	0.51	(0.16)	(0.03)	(0.19)

Class R6
Year Ended February 29, 2016	10.20	0.41	(f)(g)	(0.64)	(0.23)	(0.40)	—	(0.40)
Year Ended February 28, 2015	10.32	0.49		— (j)	0.49	(0.49)	(0.12)	(0.61)
September 4, 2013 (h) through February 28, 2014	10.00	0.22		0.34	0.56	(0.21)	(0.03)	(0.24)

Select Class
Year Ended February 29, 2016	10.20	0.34	(f)(g)	(0.60)	(0.26)	(0.35)	—	(0.35)
Year Ended February 28, 2015	10.32	0.46		— (j)	0.46	(0.46)	(0.12)	(0.58)
September 4, 2013 (h) through February 28, 2014	10.00	0.21		0.33	0.54	(0.19)	(0.03)	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(j)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.57	(2.72)%	$46	1.20%		3.67	%(g)	2.34%		83%
10.19	4.14	55	1.25		4.17		2.45		81
10.32	5.39	53	1.25	(i)	3.98	(i)	2.85	(i)	46

9.57	(3.33)	19	1.70		3.03	(g)	3.55		83
10.20	3.73	55	1.75		3.68		2.96		81
10.32	5.13	52	1.75	(i)	3.48	(i)	3.35	(i)	46

9.57	(2.32)	168,190	0.69		4.17	(g)	0.92		83
10.20	4.76	55	0.75		4.68		1.96		81
10.32	5.61	53	0.75	(i)	4.48	(i)	2.36	(i)	46

9.59	(2.57)	1,616	0.98		3.33	(g)	1.50		83
10.20	4.49	22,175	1.00		4.43		2.21		81
10.32	5.50	20,938	1.00	(i)	4.23	(i)	2.61	(i)	46

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	153

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class A
Year Ended February 29, 2016	$8.17	$0.36		$(0.46)	$(0.10)	$(0.38)	$—
Year Ended February 28, 2015	8.22	0.38	(g)	(0.14)	0.24	(0.29)	—
Year Ended February 28, 2014	9.02	0.39		(0.78)	(0.39)	(0.41)	—
Year Ended February 28, 2013	8.47	0.41		0.60	1.01	(0.46)	—
Year Ended February 29, 2012	7.94	0.45		0.54	0.99	(0.46)	—	(h)

Class C
Year Ended February 29, 2016	8.15	0.32		(0.45)	(0.13)	(0.35)	—
Year Ended February 28, 2015	8.20	0.34	(g)	(0.14)	0.20	(0.25)	—
Year Ended February 28, 2014	9.00	0.35		(0.78)	(0.43)	(0.37)	—
Year Ended February 28, 2013	8.46	0.37		0.60	0.97	(0.43)	—
Year Ended February 29, 2012	7.93	0.41		0.55	0.96	(0.43)	—	(h)

Class R5
Year Ended February 29, 2016	8.25	0.40		(0.46)	(0.06)	(0.42)	—
Year Ended February 28, 2015	8.28	0.43	(g)	(0.14)	0.29	(0.32)	—
Year Ended February 28, 2014	9.04	0.42		(0.78)	(0.36)	(0.40)	—
Year Ended February 28, 2013	8.49	0.45		0.60	1.05	(0.50)	—
Year Ended February 29, 2012	7.95	0.48		0.56	1.04	(0.50)	—	(h)

Class R6
Year Ended February 29, 2016	8.20	0.40		(0.45)	(0.05)	(0.43)	—
Year Ended February 28, 2015	8.24	0.42	(g)	(0.13)	0.29	(0.33)	—
Year Ended February 28, 2014	9.04	0.43		(0.78)	(0.35)	(0.45)	—
July 2, 2012 (j) through February 28, 2013	8.45	0.30		0.59	0.89	(0.30)	—

Select Class
Year Ended February 29, 2016	8.18	0.38		(0.45)	(0.07)	(0.41)	—
Year Ended February 28, 2015	8.23	0.40	(g)	(0.14)	0.26	(0.31)	—
Year Ended February 28, 2014	9.03	0.41		(0.78)	(0.37)	(0.43)	—
Year Ended February 28, 2013	8.48	0.43		0.61	1.04	(0.49)	—
Year Ended February 29, 2012	7.94	0.47		0.55	1.02	(0.48)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Includes interest expense of 0.01%.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$7.69	(1.19)%	$51,087	1.19%		4.54%		1.59%	147%
8.17	2.90	92,832	1.22		4.50	(g)	1.45	164
8.22	(4.36)	59,212	1.25		4.64		1.39	120
9.02	12.29	71,430	1.25		4.67		1.38	152
8.47	12.95	60,961	1.25		5.49		1.40	124

7.67	(1.68)	8,449	1.70		4.04		1.98	147
8.15	2.42	11,873	1.73		4.09	(g)	1.90	164
8.20	(4.83)	12,319	1.74		4.10		1.88	120
9.00	11.70	22,183	1.75		4.16		1.88	152
8.46	12.50	13,037	1.75		4.99		1.90	124

7.77	(0.71)	500	0.74		4.99		0.94	147
8.25	3.53	638	0.77		5.15	(g)	1.04	164
8.28	(3.96)	213	0.79		4.89		0.93	120
9.04	12.73	58,797	0.81	(i)	5.25		0.94	152
8.49	13.50	317,075	0.79		5.95		0.95	124

7.72	(0.67)	742,284	0.69		5.06		0.84	147
8.20	3.48	621,271	0.72		4.96	(g)	0.84	164
8.24	(3.90)	244,485	0.74		5.14		0.89	120
9.04	10.65	275,138	0.74		5.02		0.88	152

7.70	(0.92)	75,249	0.94		4.75		1.14	147
8.18	3.14	180,886	0.97		4.80	(g)	1.12	164
8.23	(4.13)	127,240	0.99		4.89		1.14	120
9.03	12.56	215,350	1.00		4.93		1.13	152
8.48	13.32	229,270	1.00		5.73		1.15	124

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	155

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Strategic Income Opportunities Fund
Class A
Year Ended February 29, 2016	$11.76	$0.35	(e)	$(0.81)	$(0.46)	$(0.39)	$—		$(0.39)
Year Ended February 28, 2015	11.91	0.19		(0.18)	0.01	(0.16)	—		(0.16)
Year Ended February 28, 2014	11.88	0.25		0.02	0.27	(0.24)	—		(0.24)
Year Ended February 28, 2013	11.53	0.38		0.35	0.73	(0.38)	—	(g)	(0.38)
Year Ended February 29, 2012	11.99	0.30		(0.29)	0.01	(0.30)	(0.17)		(0.47)

Class C
Year Ended February 29, 2016	11.73	0.29	(e)	(0.81)	(0.52)	(0.33)	—		(0.33)
Year Ended February 28, 2015	11.89	0.11		(0.16)	(0.05)	(0.11)	—		(0.11)
Year Ended February 28, 2014	11.86	0.20		0.02	0.22	(0.19)	—		(0.19)
Year Ended February 28, 2013	11.52	0.33		0.34	0.67	(0.33)	—	(g)	(0.33)
Year Ended February 29, 2012	11.98	0.24		(0.29)	(0.05)	(0.24)	(0.17)		(0.41)

Class R5
Year Ended February 29, 2016	11.80	0.41	(e)	(0.83)	(0.42)	(0.44)	—		(0.44)
Year Ended February 28, 2015	11.95	0.22		(0.15)	0.07	(0.22)	—		(0.22)
Year Ended February 28, 2014	11.91	0.31		0.02	0.33	(0.29)	—		(0.29)
Year Ended February 28, 2013	11.56	0.44		0.34	0.78	(0.43)	—	(g)	(0.43)
Year Ended February 29, 2012	12.02	0.33		(0.27)	0.06	(0.35)	(0.17)		(0.52)

Select Class
Year Ended February 29, 2016	11.78	0.38	(e)	(0.81)	(0.43)	(0.42)	—		(0.42)
Year Ended February 28, 2015	11.94	0.21		(0.18)	0.03	(0.19)	—		(0.19)
Year Ended February 28, 2014	11.90	0.28		0.03	0.31	(0.27)	—		(0.27)
Year Ended February 28, 2013	11.56	0.41		0.34	0.75	(0.41)	—	(g)	(0.41)
Year Ended February 29, 2012	12.01	0.33		(0.28)	0.05	(0.33)	(0.17)		(0.50)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Calculated based upon average shares outstanding.
(f)	Interest expense on securities sold short is less than 0.1%.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (c)(d)	Portfolio turnover rate (including securities sold short) (c)(d)

$10.91	(4.02)%	$1,644,177	0.93	%(f)	3.04%	1.19	%(f)	51%	53%
11.76	0.08	2,651,180	0.88		1.43	1.14		255	—
11.91	2.32	5,004,804	0.90		2.16	1.10		216	—
11.88	6.47	2,486,635	0.91		3.31	1.08		325	—
11.53	0.13	2,209,265	0.88		2.53	1.09		206	—

10.88	(4.50)	1,223,983	1.43	(f)	2.55	1.62	(f)	51	53
11.73	(0.42)	1,709,941	1.38		0.96	1.60		255	—
11.89	1.85	1,877,626	1.40		1.68	1.60		216	—
11.86	5.91	1,260,822	1.41		2.81	1.58		325	—
11.52	(0.36)	1,169,989	1.38		2.04	1.59		206	—

10.94	(3.64)	730,164	0.48	(f)	3.59	0.62	(f)	51	53
11.80	0.56	589,578	0.43		1.92	0.63		255	—
11.95	2.83	448,053	0.45		2.64	0.65		216	—
11.91	6.93	279,825	0.46		3.76	0.64		325	—
11.56	0.56	124,274	0.42		3.13	0.65		206	—

10.93	(3.77)	10,122,076	0.68	(f)	3.28	0.83	(f)	51	53
11.78	0.28	17,104,614	0.63		1.70	0.84		255	—
11.94	2.64	18,302,851	0.65		2.42	0.85		216	—
11.90	6.64	10,705,950	0.66		3.56	0.83		325	—
11.56	0.46	9,548,399	0.63		2.79	0.84		206	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	157

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Year Ended February 29, 2016	$10.14	$0.28	(g)	$(0.37)	$(0.09)	$(0.29)	$(0.07)	$(0.36)
Year Ended February 28, 2015	10.02	0.25	(i)	0.17	0.42	(0.22)	(0.08)	(0.30)
Year Ended February 28, 2014	10.35	0.34		(0.18)	0.16	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.40	0.36	(g)	0.34	0.70	(0.36)	(0.65)	(1.01)

Class C
Year Ended February 29, 2016	10.11	0.21	(g)	(0.37)	(0.16)	(0.22)	(0.07)	(0.29)
Year Ended February 28, 2015	9.99	0.19	(i)	0.17	0.36	(0.16)	(0.08)	(0.24)
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)
Year Ended February 29, 2012	10.39	0.29	(g)	0.35	0.64	(0.30)	(0.65)	(0.95)

Class R2
Year Ended February 29, 2016	10.14	0.23	(g)	(0.37)	(0.14)	(0.23)	(0.07)	(0.30)
March 18, 2014 (j) through February 28, 2015	10.01	0.18	(i)	0.21	0.39	(0.18)	(0.08)	(0.26)

Class R5
Year Ended February 29, 2016	10.16	0.30	(g)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
Year Ended February 28, 2015	10.03	0.26	(i)	0.19	0.45	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)
Year Ended February 29, 2012	10.40	0.38	(g)	0.35	0.73	(0.38)	(0.65)	(1.03)

Class R6
Year Ended February 29, 2016	10.16	0.30	(g)	(0.37)	(0.07)	(0.31)	(0.07)	(0.38)
March 18, 2014 (j) through February 28, 2015	10.01	0.24	(i)	0.23	0.47	(0.24)	(0.08)	(0.32)

Select Class
Year Ended February 29, 2016	10.16	0.29	(g)	(0.37)	(0.08)	(0.30)	(0.07)	(0.37)
Year Ended February 28, 2015	10.03	0.24	(i)	0.20	0.44	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.41	0.37	(g)	0.35	0.72	(0.37)	(0.65)	(1.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Commencing on February 29, 2016, the Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For periods prior to February 29, 2016, the Fund did not transact in securities sold short.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Calculated based upon average shares outstanding.
(h)	Interest expense on securities sold short is less than 0.1%.
(i)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including interest expense for securities sold short) (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including interest expense for securities sold short)		Portfolio turnover rate (excluding securities sold short) (b)(e)(f)	Portfolio turnover rate (including securities sold short) (b)(e)(f)

$9.69	(0.88)%	$160,090	0.61	%(h)	2.83%		1.06	%(h)	418%	427%
10.14	4.26	180,588	0.64		2.27	(i)	1.09		394	—
10.02	1.64	35,968	0.72		3.31		1.09		406	—
10.35	6.90	22,423	0.69		3.16		1.01		432	—
10.09	6.99	5,119	0.70		3.46		1.14		418	—

9.66	(1.56)	42,613	1.26	(h)	2.18		1.56	(h)	418	427
10.11	3.63	39,361	1.29		1.61	(i)	1.60		394	—
9.99	0.90	10,199	1.37		2.60		1.58		406	—
10.33	6.19	12,535	1.34		2.53		1.52		432	—
10.08	6.33	4,234	1.35		2.82		1.64		418	—

9.70	(1.33)	1,817	1.11	(h)	2.32		1.41	(h)	418	427
10.14	3.96	1,799	1.10		1.64	(i)	1.26		394	—

9.71	(0.69)	9,500	0.41	(h)	3.03		0.63	(h)	418	427
10.16	4.53	8,543	0.44		2.46	(i)	0.65		394	—
10.03	1.83	1,834	0.52		3.56		0.64		406	—
10.36	7.08	758	0.46		3.32		0.54		432	—
10.10	7.28	69	0.50		3.66		0.67		418	—

9.71	(0.63)	26,044	0.36	(h)	3.04		0.47	(h)	418	427
10.16	4.80	50,968	0.39		2.49	(i)	0.54		394	—

9.71	(0.76)	234,674	0.51	(h)	2.93		0.76	(h)	418	427
10.16	4.43	208,400	0.56		2.44	(i)	0.81		394	—
10.03	1.61	146,774	0.62		3.34		0.83		406	—
10.37	6.96	219,343	0.60		3.37		0.79		432	—
10.11	7.19	241,928	0.60		3.57		0.86		418	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	159

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Unconstrained Debt Fund
Class A
Year Ended February 29, 2016	$10.16	$0.24		$(0.46)	$(0.22)	$(0.40)
Year Ended February 28, 2015	10.36	0.27	(g)	(0.08)	0.19	(0.39)
Year Ended February 28, 2014	10.22	0.36		0.02	0.38	(0.24)
Year Ended February 28, 2013	10.19	0.32		0.03	0.35	(0.32)
Year Ended February 29, 2012	10.06	0.41		— (h)	0.41	(0.28)

Class C
Year Ended February 29, 2016	10.11	0.19		(0.46)	(0.27)	(0.35)
Year Ended February 28, 2015	10.33	0.22	(g)	(0.09)	0.13	(0.35)
Year Ended February 28, 2014	10.20	0.30		0.03	0.33	(0.20)
Year Ended February 28, 2013	10.18	0.27		0.04	0.31	(0.29)
Year Ended February 29, 2012	10.06	0.31		0.05	0.36	(0.24)

Class R2
Year Ended February 29, 2016	10.15	0.23		(0.48)	(0.25)	(0.37)
Year Ended February 28, 2015	10.36	0.25	(g)	(0.09)	0.16	(0.37)
Year Ended February 28, 2014	10.22	0.32		0.04	0.36	(0.22)
Year Ended February 28, 2013	10.19	0.30		0.03	0.33	(0.30)
Year Ended February 29, 2012	10.06	0.32		0.07	0.39	(0.26)

Class R5
Year Ended February 29, 2016	10.19	0.29		(0.48)	(0.19)	(0.44)
Year Ended February 28, 2015	10.38	0.32	(g)	(0.08)	0.24	(0.43)
Year Ended February 28, 2014	10.23	0.47		(0.04)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38		0.03	0.41	(0.37)
Year Ended February 29, 2012	10.06	0.39		0.06	0.45	(0.32)

Class R6
Year Ended February 29, 2016	10.18	0.29		(0.46)	(0.17)	(0.45)
Year Ended February 28, 2015	10.38	0.32	(g)	(0.09)	0.23	(0.43)
Year Ended February 28, 2014	10.23	0.39		0.04	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38		0.03	0.41	(0.37)
November 1, 2011 (i) through February 29, 2012	9.99	0.16		0.22	0.38	(0.18)

Select Class
Year Ended February 29, 2016	10.18	0.27		(0.48)	(0.21)	(0.42)
Year Ended February 28, 2015	10.37	0.30	(g)	(0.08)	0.22	(0.41)
Year Ended February 28, 2014	10.23	0.37		0.03	0.40	(0.26)
Year Ended February 28, 2013	10.19	0.35		0.04	0.39	(0.35)
Year Ended February 29, 2012	10.06	0.38		0.05	0.43	(0.30)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$9.54	(2.25)%	$88,231	0.97%	2.48%		1.12%	181%
10.16	1.88	149,587	0.97	2.68	(g)	1.09	179
10.36	3.81	101,255	0.97	3.54		1.09	106
10.22	3.56	2,620	0.96	3.18		1.08	269
10.19	4.13	1,315	0.97	4.03		1.16	185

9.49	(2.74)	5,843	1.47	1.98		1.64	181
10.11	1.34	4,941	1.47	2.17	(g)	1.61	179
10.33	3.26	1,332	1.47	2.92		1.58	106
10.20	3.07	677	1.46	2.70		1.58	269
10.18	3.63	288	1.46	3.12		1.67	185

9.53	(2.52)	51	1.23	2.30		2.44	181
10.15	1.59	59	1.22	2.41	(g)	1.32	179
10.36	3.55	56	1.22	3.13		1.33	106
10.22	3.34	54	1.21	3.00		1.33	269
10.19	3.90	53	1.22	3.23		1.50	185

9.56	(1.90)	2,743	0.52	2.93		0.63	181
10.19	2.34	2,604	0.52	3.12	(g)	0.62	179
10.38	4.29	4,065	0.50	4.54		0.67	106
10.23	4.09	55	0.51	3.70		0.63	269
10.19	4.56	53	0.52	3.93		0.80	185

9.56	(1.73)	379,176	0.47	2.98		0.57	181
10.18	2.28	314,560	0.47	3.15	(g)	0.57	179
10.38	4.31	62,084	0.47	3.86		0.58	106
10.23	4.14	88,369	0.46	3.76		0.58	269
10.19	3.87	69,505	0.45	4.86		0.64	185

9.55	(2.09)	2,342,889	0.72	2.73		0.82	181
10.18	2.17	2,170,937	0.72	2.90	(g)	0.82	179
10.37	3.99	1,589,943	0.72	3.63		0.83	106
10.23	3.91	1,382,250	0.71	3.47		0.83	269
10.19	4.37	636,794	0.71	3.85		0.89	185

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 6 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Corporate Debt Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5, Class R6 and Select Class	Non-Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Unconstrained Debt Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

The investment objective of Corporate Bond Fund and Emerging Markets Corporate Debt Fund is to seek to provide total return.

Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

The investment objective of Unconstrained Debt Fund is to seek to provide long-term total return.

Class R2 and Class R6 Shares commenced operations on March 18, 2014 for Total Return Fund.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Strategic Income Opportunities Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of February 29, 2016, the total market value of matrix-priced securities represents 6.3% of the Fund’s net assets.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund at February 29, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Corporate Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$118,772	$1,681,656	$—	$1,800,428

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$409	$—	$409
Futures Contracts	1,218	—	—	1,218

Total Appreciation in Other Financial Instruments	$1,218	$409	$—	$1,627

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(155)	$—	$(155)
Futures Contracts	(1,246)	—	—	(1,246)

Total Depreciation in Other Financial Instruments	$(1,246)	$(155)	$—	$(1,401)

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Emerging Markets Corporate Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,174	$164,346	$—	$167,520

Appreciation in Other Financial Instruments
Futures Contracts	$18	$—	$—	$18

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6)	$—	$(6)
Futures Contracts	(11)	—	—	(11)

Total Depreciation in Other Financial Instruments	$(11)	$(6)	$—	$(17)

Emerging Markets Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,340	$829,641	$—	$873,981

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,483	$—	$4,483
Futures Contracts	77	—	—	77

Total Appreciation in Other Financial Instruments	$77	$4,483	$—	$4,560

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,997)	$—	$(2,997)
Futures Contracts	(70)	—	—	(70)

Total Depreciation in Other Financial Instruments	$(70)	$(2,997)	$—	$(3,067)

Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$566		$566
Energy	1	—	—		1
Financials	717	—	767		1,484
Materials	16	—	5,441		5,457
Telecommunication Services	4,123	—	—		4,123
Utilities	1,109	—	—		1,109

Total Common Stocks	5,966	—	6,774		12,740

Preferred Stocks
Energy	4,792	7	—		4,799
Financials	3,775	22,860	—		26,635
Industrials	—	5,195	—		5,195
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	8,567	28,062	—	(b)	36,629

Debt Securities
Asset-Backed Securities	—	52,118	619,148		671,266
Collateralized Mortgage Obligations
Agency CMO	—	281,033	—		281,033
Non-Agency CMO	—	611,578	83,566		695,144

Total Collateralized Mortgage Obligations	—	892,611	83,566		976,177

Commercial Mortgage-Backed Securities	—	23,993	195,047		219,040

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Convertible Bonds
Consumer Discretionary	$—	$5,166	$—	(c)	$5,166
Energy	—	1,097	—		1,097
Telecommunication Services	—	5,950	—		5,950
Utilities	—	—	2,384		2,384

Total Convertible Bonds	—	12,213	2,384		14,597

Corporate Bonds
Consumer Discretionary	—	1,327,871	14,017		1,341,888
Consumer Staples	—	297,570	—		297,570
Energy	—	421,991	2,303		424,294
Financials	—	502,478	—	(c)	502,478
Health Care	—	657,226	—		657,226
Industrials	—	650,220	19,600		669,820
Information Technology	—	427,235	3,580		430,815
Materials	—	501,735	17,794		519,529
Telecommunication Services	—	855,675	—		855,675
Utilities	—	125,184	—		125,184

Total Corporate Bonds	—	5,767,185	57,294		5,824,479

Insurance-Linked Securities	—	405,860	—		405,860
Mortgage Pass-Through Security	—	37,489	—		37,489
Municipal Bonds	—	25,231	—		25,231
Preferred Securities
Financials	—	74,367	—		74,367
Private Placements — Commercial Loans	—	—	286,930		286,930
Private Placements — Residential Loans	—	—	574,500		574,500
Exchange Traded Funds	132,843	—	—		132,843
Investment Companies	98,901	—	—		98,901
Loan Assignments
Consumer Discretionary	—	268,926	—	(c)	268,926
Consumer Staples	—	155,922	—		155,922
Energy	—	42,312	—		42,312
Financials	—	46,662	—		46,662
Health Care	—	147,722	—		147,722
Industrials	—	89,720	4,286		94,006
Information Technology	—	76,216	—		76,216
Materials	—	29,394	3,808		33,202
Telecommunication Services	—	22,774	—		22,774
Utilities	—	35,329	—		35,329

Total Loan Assignments	—	914,977	8,094		923,071

Options Purchased
Put Options Purchased	14	—	—		14

Warrants
Consumer Discretionary	—	—	—	(c)	—	(c)
Energy	—	—	—	(c)	—	(c)

Total Warrants	—	—	—	(c)	—	(c)

Short-Term Investments
Investment Company	3,285,853	—	—		3,285,853
U.S. Treasury Obligations	—	27,302	—		27,302

Total Short-Term Investments	3,285,853	27,302	—		3,313,155

Total Investments in Securities	$3,532,144	$8,261,408	$1,833,737		$13,627,289

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Strategic Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$(6,341)	$—	$(6,341)
Consumer Staples	—	(9,925)	—	(9,925)
Industrials	—	(10,099)	—	(10,099)

Total Corporate Bonds	—	(26,365)	—	(26,365)

TBA Short Commitments	—	(19,270)	—	(19,270)

Total Liabilities for Securities Sold Short	$—	$(45,635)	$—	$(45,635)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,300	$—	$4,300
Futures Contracts	155	—	—	155
Swaps	—	56,874	—	56,874

Total Appreciation in Other Financial Instruments	$155	$61,174	$—	$61,329

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,771)	$—	$(3,771)
Futures Contracts	(1,745)	—	—	(1,745)
Swaps	—	(38,344)	—	(38,344)

Total Depreciation in Other Financial Instruments	$(1,745)	$(42,115)	$—	$(43,860)

Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Materials	$—	$—	$272	$272

Debt Securities
Asset-Backed Securities	—	1,282	6,848	8,130
Collateralized Mortgage Obligations
Agency CMO	—	2,911	—	2,911
Non-Agency CMO	—	8,252	373	8,625

Total Collateralized Mortgage Obligations	—	11,163	373	11,536

Commercial Mortgage-Backed Securities	—	773	3,773	4,546
Convertible Bond
Telecommunication Services	—	65	—	65
Corporate Bonds
Consumer Discretionary	—	46,565	—	46,565
Consumer Staples	—	17,415	—	17,415
Energy	—	18,057	25	18,082
Financials	—	75,064	—	75,064
Health Care	—	25,542	—	25,542
Industrials	—	19,782	—	19,782
Information Technology	—	21,488	—	21,488
Materials	—	12,386	1,270	13,656
Telecommunication Services	—	23,653	—	23,653
Utilities	—	11,582	—	11,582

Total Corporate Bonds	—	271,534	1,295	272,829

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Insurance-Linked Securities	$—	$11,356	$—		$11,356
Mortgage Pass-Through Securities	—	132,596	—		132,596
Preferred Security Financials	—	—	—	(c)	— (c)
Supranational	—	756	—		756
U.S. Government Agency Securities	—	18,605	—		18,605
U.S. Treasury Obligations	—	20,254	—		20,254
Investment Companies	1,283	—	—		1,283
Loan Assignments
Consumer Staples	—	373	—		373
Energy	—	179	—		179
Health Care	—	181	—		181
Industrials	—	187	—		187

Total Loan Assignments	—	920	—		920

Option Purchased
Put Option Purchased	— (c)	—	—		— (c)
Short-Term Investments
Investment Company	98,945	—	—		98,945
U.S. Treasury Obligations	—	1,064	—		1,064

Total Short-Term Investments	98,945	1,064	—		100,009

Total Investments in Securities	$100,228	$470,368	$12,561		$583,157

Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$(93)	$—		$(93)

Total Liabilities for Securities Sold Short	$—	$(93)	$—		$(93)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$55	$—		$55
Futures Contracts	26	—	—		26
Swaps	—	563	—		563

Total Appreciation in Other Financial Instruments	$26	$618	$—		$644

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(53)	$—		$(53)
Futures Contracts	(33)	—	—		(33)
Swaps	—	(2,968)	—		(2,968)

Total Depreciation in Other Financial Instruments	$(33)	$(3,021)	$—		$(3,054)

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Unconstrained Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Telecommunication Services	$144	$—	$—	$144
Preferred Stock
Financials	—	330	—	330
Debt Securities
Asset-Backed Securities	—	238,067	120,318	358,385
Collateralized Mortgage Obligations
Agency CMO	—	85,998	—	85,998
Non-Agency CMO	—	89,211	2,976	92,187

Total Collateralized Mortgage Obligations	—	175,209	2,976	178,185

Commercial Mortgage-Backed Securities	—	122,170	33,245	155,415
Convertible Bonds
Consumer Discretionary	—	13,912	—	13,912
Energy	—	6,489	—	6,489
Health Care	—	8,763	—	8,763
Industrials	—	6,461	—	6,461
Information Technology	—	33,771	—	33,771

Total Convertible Bonds	—	69,396	—	69,396

Corporate Bonds
Consumer Discretionary	—	233,954	553	234,507
Consumer Staples	—	63,452	—	63,452
Energy	—	21,196	—	21,196
Financials	—	220,269	—	220,269
Health Care	—	83,656	—	83,656
Industrials	—	92,758	963	93,721
Information Technology	—	62,864	—	62,864
Materials	—	76,617	312	76,929
Telecommunication Services	—	116,219	—	116,219
Utilities	—	65,348	—	65,348

Total Corporate Bonds	—	1,036,333	1,828	1,038,161

Foreign Government Securities	—	402,033	—	402,033
Mortgage Pass-Through Securities	—	457,964	—	457,964
Preferred Securities
Financials	—	63,239	—	63,239
Telecommunication Services	—	5,021	—	5,021

Total Preferred Securities	—	68,260	—	68,260

Loan Assignments
Consumer Discretionary	—	17,528	—	17,528
Consumer Staples	—	5,512	—	5,512
Energy	—	941	—	941
Financials	—	1,281	—	1,281
Health Care	—	2,612	—	2,612
Industrials	—	2,062	169	2,231
Information Technology	—	4,293	—	4,293
Materials	—	1,125	266	1,391
Telecommunication Services	—	2,285	—	2,285
Utilities	—	683	—	683

Total Loan Assignments	—	38,322	435	38,757

Short-Term Investment
Investment Company	450,926	—	—	450,926

Total Investments in Securities	$451,070	$2,608,084	$158,802	$3,217,956

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,638	$—	$6,638
Futures Contracts	4,774	—	—	4,774
Swaps	—	1,061	—	1,061

Total Appreciation in Other Financial Instruments	$4,774	$7,699	$—	$12,473

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,411)	$—	$(4,411)
Futures Contracts	(14,560)	—	—	(14,560)
Swaps	—	(490)	—	(490)

Total Depreciation in Other Financial Instruments	$(14,560)	$(4,901)	$—	$(19,461)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOIs for country or industry specifics of portfolio holdings.
(b)	Value is zero.
(c)	Amount rounds to less than $1,000.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no significant transfers among levels during the year ended February 29, 2016 for Corporate Bond Fund.

There were no transfers among any levels during the year ended February 29, 2016 for Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund.

There were no significant transfers between level 1 and level 2 during the year ended February 29, 2016 for Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Strategic Income Opportunities Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$680,483		$3,523	$(58,814)	$10,372	$227,091		$(199,348)	$—	$(44,159)	$619,148
Collateralized Mortgage Obligations — Non-Agency CMO	143,651		(1,657)	(1,126)	18	14,375		(65,593)	—	(6,102)	83,566
Commercial Mortgage-Backed Securities	117,954		—	(10,865)	261	93,408		(5,711)	—	—	195,047
Common Stocks — Consumer Discretionary	688		—	(122)	—	—		—	—	—	566
Common Stocks — Financials	1,856		—	(122)	—	—		—	—	(967)	767
Common Stocks — Industrials	128		—	199	—	—		(327)	—	—	—
Common Stocks — Materials	—	(a)	—	1,744	—	3,697		—	—	—	5,441
Convertible Bonds — Consumer Discretionary	—	(a)	—	(8)	—	8		—	—	—	—	(a)
Convertible Bonds — Utilities	3,734		153	(1,183)	—	296		(616)	—	—	2,384
Corporate Bonds — Consumer Discretionary	1,484		—	(8,594)	120	904		(81)	20,184	—	14,017
Corporate Bonds — Energy	—		—	(479)	18	—		—	2,764	—	2,303
Corporate Bonds — Financials	—		—	— (a)	—	—	(a)	—	—	—	—	(a)
Corporate Bonds — Industrials	35,866		—	(16,959)	(48)	3,480		—	33,114	(35,853)	19,600
Corporate Bonds — Information Technology	—		—	(1,426)	(58)	—		—	5,064	—	3,580

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Strategic Income Opportunities Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Corporate Bonds — Materials	$17,560		$374	$(1,028)	$(87)		$5,372	$(9,842)	$5,445	$—	$17,794
Corporate Bonds — Utilities	2		(91)	91	—		—	(2)	—	—	—
Insurance-Linked Security —Catastrophe Bonds	4,184		180	(184)	—		—	(4,180)	—	—	—
Insurance-Linked Security —Preferred Shares	9,952		—	(125)	—		573	(10,400)	—	—	—
Loan Assignments — Consumer Discretionary	9		—	(9)	—		—	—	—	—	—	(a)
Loan Assignments — Industrials	—		—	(1,725)	5		—	(327)	6,333	—	4,286
Loan Assignments — Materials	—		—	(387)	2		4,214	(21)	—	—	3,808
Preferred Stock — Materials	—	(b)	—	—	—		—	—	—	—	—	(b)
Private Placements — Commercial Loans	269,687		1,600	(8,290)	88		164,500	(140,655)	—	—	286,930
Private Placements — Residential Loans	382,500		—	—	—		257,000	(65,000)	—	—	574,500
Warrants — Consumer Discretionary	—	(b)	—	— (a)	—		—	—	—	—	—	(a)
Warrants — Energy	—	(a)	—	— (a)	—		—	—	—	—	—	(a)

Total	$1,669,738		$4,082	$(109,412)	$10,691		$774,918	$(502,103)	$72,904	$(87,081)	$1,833,737

Total Return Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$9,494		$135	$(608)	$71		$2,841	$(2,473)	$—	$(2,612)	$6,848
Collateralized Mortgage Obligations — Non-Agency CMO	582		—	(25)	1		290	(475)	—	—	373
Commercial Mortgage-Backed Securities	1,819		—	(208)	4		2,292	(134)	—	—	3,773
Common Stock — Materials	—		—	87	—		185	—	—	—	272
Corporate Bonds — Energy	—		—	(5)	—	(a)	—	—	30	—	25
Corporate Bonds — Materials	770		19	10	1		656	(186)	—	—	1,270
Insurance-Linked Security — Preferred Shares	654		—	(8)	—		54	(700)	—	—	—
Preferred Security — Financials	—	(a)	—	—	—		—	—	—	—	—	(a)

	$13,319		$154	$(757)	$77		$6,318	$(3,968)	$30	$(2,612)	$12,561

JPMorgan Unconstrained Debt Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$204,350	$(105)	$(2,000)	$302	$40,101	$(53,727)	$—	$(68,603)	$120,318
Collateralized Mortgage Obligations — Non-Agency CMO	8,969	(440)	21	23	—	(5,597)	—	—	2,976
Commercial Mortgage-Backed Securities	43,955	(76)	(1,588)	3	19,577	(16,014)	—	(12,612)	33,245
Corporate Bonds — Consumer Discretionary	—	—	(790)	1	—	—	1,342	—	553
Corporate Bonds — Industrials	13,344	—	(1,111)	(12)	97	—	1,989	(13,344)	963

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Unconstrained Debt Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Corporate Bonds — Materials	$—	$—	$(57)	$(2)		$—	$—	$371	$—	$312
Loan Assignments — Industrials	—	(8)	(57)	—	(a)	115	(72)	191	—	169
Loan Assignments — Materials	—	—	(27)	—	(a)	294	(1)	—	—	266

	$270,618	$(629)	$(5,609)	$315		$60,184	$(75,411)	$3,893	$(94,559)	$158,802

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine the price for the year ended February 29, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2016, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Strategic Income Opportunities Fund	$(97,387)
Total Return Fund	(581)
Unconstrained Debt Fund	(5,610)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$5,441		Market Comparable Companies	EBITDA Multiple (a)	6.68x (6.68x)
	767		Pending Sale Amount	Discount for potential outcome (b)	10.00% - 100.00% (10.00%)

Common Stocks	6,208

	—	(c)	Pending Sale Amount (d)	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	—	(c)

	13,729		Market Comparable Companies	EBITDA Multiple (a)	6.00x - 6.68x (6.62x)
	2,621		Pending Sale Amount	Discount for potential outcome (b)	15.00% - 100.00% (13.93%)

Corporate Bonds	16,350

	$861,430		Discounted Cash Flow	Discount Rate	5.48% - 9.10% (6.55%)

Private Placements	861,430

	609,583		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.42%)
				Constant Default Rate	2.00% - 15.00% (7.33%)
				Yield (Discount Rate of Cash Flows)	1.60% - 7.47% (5.11%)

Asset-Backed Securities	609,583

	—	(e)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Warrants	—	(e)

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	65,209	Discounted Cash Flow	Constant Prepayment Rate	5.00% -10.00% (8.95%)
			Constant Default Rate	0.00% -13.46% (1.63%)
			Yield (Discount Rate of Cash Flows)	2.24% - 6.92% (4.18%)

Collateralized Mortgage Obligations	$65,209

	167,422	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.31% - 8.50% (6.56%)

Commercial Mortgage-Backed Securities	167,422

Total	$1,726,202

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $107,535,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.
(d)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(e)	Amount rounds to less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,848		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (2.22%)
				Constant Default Rate	2.00% - 15.00% (7.15%)
				Yield (Discount Rate of Cash Flows)	2.27 - 7.47% (4.37%)

Asset-Backed Securities	6,848

	93		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	6.92% (6.92%)

Collateralized Mortgage Obligations	93

	3,260		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.31% - 8.50% (6.56%)

Commercial Mortgage-Backed Securities	3,260

	272		Market Comparable Companies	EBITDA Multiple (a)	6.68x (6.68x)

Common Stock	272

	1,270		Market Comparable Companies	EBITDA Multiple (a)	6.68x (6.68x)
	—	(b)		Discount for lack of marketability (c)	100% (100%)

Corporate Bonds	1,270

Total	$11,743

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $818,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$107,750	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.57%)
			Constant Default Rate	3.00% - 38.00% (17.26%)
			Yield (Discount Rate of Cash Flows)	1.42% - 7.03% (4.66%)

Asset-Backed Securities	107,750

	438	Discounted Cash Flow	Constant Prepayment Rate	21.26% (21.26%)
			Constant Default Rate	1.84% (1.84%)
			Yield (Discount Rate of Cash Flows)	10.78% (10.78%)

Collateralized Mortgage Obligations	438

	27,607	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.50% - 25.47% (8.81%)

Commercial Mortgage-Backed Securities	27,607

Total	$135,795

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $23,007,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 29, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

D. Commercial Loans — Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Fund through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.

E. Derivatives — The Funds used instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1). Options — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund purchased and sold (“wrote”) put and call options on various instruments including futures and securities to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Unconstrained Debt Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Transactions in options written during the year ended February 29, 2016 were as follows (amounts in thousands, except number of contracts):

	Options
	Number of Contracts	Premiums Received
Unconstrained Debt Fund
Options outstanding at February 28, 2015	—	$—
Options written	928	332
Options expired	—	—
Options closed	(928)	(332)

Options outstanding at February 29, 2016	—	$—

The Funds’ exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Funds used treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate and equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 29, 2016, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Funds engaged in various swap transactions, including credit default, interest rate and return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted except for amounts posted to Bank of America, which are included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in escrow in accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of February 29, 2016 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Strategic Income Opportunities Fund	Collateral Posted	Barclays Bank plc	$(15,971)	$16,050
		Deutsche Bank AG, New York	(2,235)	2,250
		Goldman Sachs International	(22,456)	25,020
		Union Bank of Switzerland AG	(6,256)	6,790
	Collateral Received	Bank of America, N.A.	929	(816)
		BNP Paribas	21,438	(22,074)
		Citibank, N.A.	7,196	(7,711)
		Credit Suisse International	10,602	(11,470)
		Morgan Stanley Capital Services	2,454	(890)
Total Return Fund	Collateral Posted	Goldman Sachs International	(211)	260
Unconstrained Debt Fund	Collateral Posted	Barclays Bank plc	(360)	520
		Deutsche Bank AG, New York	(134)	150

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Emerging Markets Corporate Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Interest Rate Swaps

Strategic Income Opportunities Fund and Total Return Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Return Swaps

Strategic Income Opportunities Fund and Total Return Fund used return swaps to gain long or short exposure to underlying indices. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$1,218	$—	$1,218
Foreign exchange contracts	Receivables	—	409	409

Total		$1,218	$409	$1,627

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,246)	$—	$(1,246)
Foreign exchange contracts	Payables	—	(155)	(155)

Total		$(1,246)	$(155)	$(1,401)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Corporate Debt Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$18	$—	$18

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(11)	$—	$(11)
Foreign exchange contracts	Payables	—	(6)	(6)

Total		$11	$(6)	$(17)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	177

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$77	$—	$77
Foreign exchange contracts	Receivables	—	4,483	4,483

Total		$77	$4,483	$4,560

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(70)	$—	$(70)
Foreign exchange contracts	Payables	—	(2,997)	(2,997)

Total		$(70)	$(2,997)	$(3,067)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 29, 2016 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$832		$—	$—	$832
Citibank, N.A.	235		(235)	—	—
Credit Suisse International	630		(260)	—	370
Deutsche Bank AG	637		(329)	—	308
Goldman Sachs International	354		(286)	—	68
HSBC Bank, N.A.	680		(570)	—	110
Morgan Stanley	137		(137)	—	—
National Australia Bank	140		—	—	140
Royal Bank of Canada	52		(52)	—	—
Societe Generale	623		(201)	—	422
Standard Chartered Bank	31		(31)	—	—
State Street Corp.	37		(37)	—	—
TD Bank Financial Group	27		(27)	—	—
Westpac Banking Corp.	68		—	—	68
Exchange Traded Futures & Options Contracts (b)	77	(c)	—	—	77

	$4,560		$(2,165)	$—	$2,395

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Citibank, N.A.	$236	$(235)	$—	$1
Credit Suisse International	260	(260)	—	—
Deutsche Bank AG	329	(329)	—	—
Goldman Sachs International	286	(286)	—	—

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
HSBC Bank, N.A.	$570		$(570)	$—	$—
Morgan Stanley	139		(137)	—	2
Royal Bank of Canada	188		(52)	—	136
Societe Generale	201		(201)	—	—
Standard Chartered Bank	33		(31)	—	2
State Street Corp.	473		(37)	—	436
TD Bank Financial Group	282		(27)	—	255
Exchange Traded Futures & Options Contracts (b)	70	(c)	—	—	70

	$3,067		$(2,165)	$—	$902

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$14	$155	$—	$—	$1,549	$1,718
Foreign exchange contracts	Receivables	—	—	4,300	—	—	4,300
Credit contracts	Receivables	—	—	—	467	91,779	92,246

Total		$14	$155	$4,300	$467	$93,328	$98,264

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(1,357)	$—	$(4,333)	$(7,029)	$(12,719)
Foreign exchange contracts	Payables	—	—	(3,771)	—	—	(3,771)
Credit contracts	Payables	—	—	—	(515)	(90,598)	(91,113)
Equity contracts	Payables	—	(388)	—	—	—	(388)

Total		$—	$(1,745)	$(3,771)	$(4,848)	$(97,627)	$(107,991)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	179

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 29, 2016 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America N.A.	$3,598		$(2,669)	$(816	)(e)	$113
Barclays Bank plc	18,550		(18,550)	—		—
BNP Paribas	27,459		(5,498)	(21,961	)(e)	—
Citibank, N.A.	12,915		(5,506)	(7,409	)(e)	—
Credit Suisse International	15,405		(4,803)	(10,602	)(e)	—
Deutsche Bank AG	1,189		(1,189)	—		—
Goldman Sachs International	9,541		(9,541)	—		—
Morgan Stanley	8,211		(4,702)	(890	)(e)	2,619
Royal Bank of Canada	322		—	—		322
Standard Chartered Bank	396		(396)	—		—
Union Bank of Switzerland AG	42		(42)	—		—
Centrally Cleared Swaps (b)	467	(c)	—	—		467
Exchange Traded Futures & Options Contracts (b)	169	(d)	—	—		169

	$98,264		$(52,896)	$(41,678)		$3,690

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$2,669		$(2,669)	$—		$—
Barclays Bank plc	34,521		(18,550)	(15,971	)(e)	—
BNP Paribas	5,498		(5,498)	—		—
Citibank, N.A.	5,506		(5,506)	—		—
Credit Suisse International	4,803		(4,803)	—		—
Deutsche Bank AG	2,264		(1,189)	(1,075	)(e)	—
Goldman Sachs International	32,034		(9,541)	(22,493	)(e)	—
Morgan Stanley	4,702		(4,702)	—		—
Standard Chartered Bank	2,881		(396)	—		2,485
State Street Corp.	222		—	—		222
Union Bank of Switzerland AG	6,298		(42)	(6,256	)(e)	—
Centrally Cleared Swaps (b)	4,848	(c)	—	—		4,848
Exchange Traded Futures & Options Contracts (b)	1,745	(d)	—	—		1,745

	$107,991		$(52,896)	$(45,795)		$9,300

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Options (a)			Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets —Unrealized Appreciation		$—	(d)	$26	$—	$—	$6	$32
Foreign exchange contracts	Receivables		—		—	55	—	—	55
Credit contracts	Receivables		—		—	—	2	1,277	1,279

Total			$—	(d)	$26	$55	$2	$1,283	$1,366

Gross Liabilities:
Interest rate contracts	Payables, Net Assets —Unrealized Depreciation		$—		$(33)	$—	$(17)	$(102)	$(152)
Foreign exchange contracts	Payables		—		—	(53)	—	—	(53)
Credit contracts	Payables		—		—	—	(3)	(922)	(925)

Total		$			$(33)	$(53)	$(20)	$(1,024)	$(1,130)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	Amount rounds to less than $1,000.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 29, 2016 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From counterparty (Not less than zero)
Bank of America N.A.	$17		$(17)	$—	$—
Barclays Bank plc	260		(260)	—	—
BNP Paribas	378		(66)	—	312
Citibank, N.A.	210		(19)	—	191
Credit Suisse International	171		(59)	—	112
Deutsche Bank AG	16		(16)	—	—
Goldman Sachs International	141		(141)	—	—
Morgan Stanley	134		(81)	—	53
Royal Bank of Canada	5		—	—	5
Standard Chartered Bank	5		(5)	—	—
Union Bank of Switzerland AG	1		(1)	—	—
Centrally Cleared Swaps (b)	2	(c)	—	—	2
Exchange Traded Futures & Options Contracts (b)	26	(d)	—	—	26

	$1,366		$(665)	$—	$701

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	181

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$32		$(17)	$—		$15
Barclays Bank plc	347		(260)	—		87
BNP Paribas	66		(66)	—		—
Citibank, N.A.	19		(19)	—		—
Credit Suisse International	59		(59)	—		—
Deutsche Bank AG	19		(16)	—		3
Goldman Sachs International	353		(141)	(212	)(e)	—
Morgan Stanley	81		(81)	—		—
Standard Chartered Bank	40		(5)	—		35
State Street Corp.	5		—	—		5
Union Bank of Switzerland AG	56		(1)	—		55
Centrally Cleared Swaps (b)	20	(c)	—	—		20
Exchange Traded Futures & Options Contracts (b)	33	(d)	—	—		33

	$1,130		$(665)	$(212)		$253

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Unconstrained Debt Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$4,774	$—	$—	$—	$4,774
Foreign exchange contracts	Receivables	—	6,638	—	—	6,638
Credit contracts	Receivables	—	—	115	—	115

Total		$4,774	$6,638	$115	$—	$11,527

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(14,560)	$—	$—	$—	$(14,560)
Foreign exchange contracts	Payables	—	(4,411)	—	—	(4,411)
Credit contracts	Payables	—	—	—	(494)	(494)

Total		$(14,560)	$(4,411)	$—	$(494)	$(19,465)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 29, 2016 (amounts in thousands):

Unconstrained Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
BNP Paribas	$272		$(51)	$—		$221
Credit Suisse International	1		—	—		1
Goldman Sachs International	2,697		(2,632)	—		65
HSBC Bank, N.A.	8		(8)	—		—
Royal Bank of Canada	194		(194)	—		—
Standard Chartered Bank	139		(139)	—		—
State Street Corp.	3,326		(97)	—		3,229
Union Bank of Switzerland AG	1		—	—		1
Centrally Cleared Swaps (b)	115	(c)	—	—		115
Exchange Traded Futures & Options Contracts (b)	4,774	(d)	—	—		4,774

	$11,527		$(3,121)	$—		$8,406

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$360		$—	$(360	)(e)	$—
BNP Paribas	51		(51)	—		—
Citibank, N.A.	381		—	—		381
Deutsche Bank AG	192		—	(150	)(e)	42
Goldman Sachs International	2,632		(2,632)	—		—
HSBC Bank, N.A.	452		(8)	—		444
Merrill Lynch International	107		—	—		107
Royal Bank of Canada	372		(194)	—		178
Standard Chartered Bank	261		(139)	—		122
State Street Corp.	97		(97)	—		—
Exchange Traded Futures & Options Contracts (b)	14,560	(d)	—	—		14,560

	$19,465		$(3,121)	$(510)		$15,834

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	183

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 29, 2016, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(1,516)	$—	$(1,516)
Foreign exchange contracts	—	232	232

Total	$(1,516)	$232	$(1,284)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$1,132	$—	$1,132
Foreign exchange contracts	—	45	45

Total	$1,132	$45	$1,177

Emerging Markets Corporate Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$606	$—	$—	$606
Foreign exchange contracts	—	(9)	—	(9)
Credit contracts	—	—	30	30

Total	$606	$(9)	$30	$627

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$10	$—	$—	$10
Foreign exchange contracts	—	(17)	—	(17)
Credit contracts	—	—	1	1

Total	$10	$(17)	$1	$(6)

Emerging Markets Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$432	$—	$432
Foreign exchange contracts	—	1,981	1,981

Total	$432	$1,981	$2,413

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$199	$—	$199
Foreign exchange contracts	—	2,166	2,166

Total	$199	$2,166	$2,365

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(8,047)	$(13,359)	$—	$7,370	$(14,036)
Foreign exchange contracts	—	—	2,274	—	2,274
Credit contracts	—	—	—	39,074	39,074

Total	$(8,047)	$(13,359)	$2,274	$46,444	$27,312

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$4,443	$2,672	$—	$(20,746)	$(13,631)
Foreign exchange contracts	—	—	(1,221)	—	(1,221)
Credit contracts	—	—	—	12,496	12,496
Equity contracts	—	(388)	—	—	(388)

Total	$4,443	$2,284	$(1,221)	$(8,250)	$(2,744)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(55)	$(1,052)	$—	$55	$(1,052)
Foreign exchange contracts	—	—	25	—	25
Credit contracts	—	—	—	326	326

Total	$(55)	$(1,052)	$25	$381	$(701)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$27	$85	$—	$(193)	$(81)
Foreign exchange contracts	—	—	(11)	—	(11)
Credit contracts	—	—	—	227	227

Total	$27	$85	$(11)	$34	$135

Unconstrained Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$1,487	$(19,808)	$—	$—	$(18,321)
Foreign exchange contracts	—	—	44,941	—	44,941
Credit contracts	—	—	—	(536)	(536)

Total	$1,487	$(19,808)	$44,941	$(536)	$26,084

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	185

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2,481)	$—	$—	$(2,481)
Foreign exchange contracts	—	(18,470)	—	(18,470)
Credit contracts	—	—	1,120	1,120

Total	$(2,481)	$(18,470)	$1,120	$(19,831)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 29, 2016 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund		Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
Futures Contracts — Interest Rate:
Average Notional Balance Long	$330,941	$20,089		$60,602	(b)	$23,748		$4,615	(e)	$180,530
Average Notional Balance Short	318,472	10,723		57,014	(c)	1,350,935		78,812		1,121,844
Ending Notional Balance Long	333,044	12,957		41,497		43,310		9,378		343,837
Ending Notional Balance Short	235,680	9,907		25,434		940,185		56,226		1,054,433

Futures Contracts — Equity:
Average Notional Balance Short	—	—		—		9,358	(d)	—		—
Ending Notional Balance Short	—	—		—		9,358		—		—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	4,349	65		140,019		351,997		3,062		60,734
Average Settlement Value Sold	39,115	1,449		164,903		442,854		4,481		646,669
Ending Settlement Value Purchased	7,479	369		175,502		107,845		1,533		138,407
Ending Settlement Value Sold	10,864	1,537		201,913		177,944		2,873		891,786

Exchange-Traded Options:
Average Number of Contracts Purchased	—	—		—		16,961		115		214
Average Number of Contracts Sold	—	—		—		—		—		214
Ending Number of Contracts Purchased	—	—		—		2,163		13		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	—	2,360	(a)	—		2,365,115		21,505		34,717
Average Notional Balance — Sell Protection	—	—		—		442,907		3,787		—
Ending Notional Balance — Buy Protection	—	—		—		1,486,528		17,007		95,225
Ending Notional Balance — Sell Protection	—	—		—		252,343		2,602		—

Return Swaps:
Average Notional Balance — Receives Floating Rate	—	—		—		214,543		2,195		—
Average Notional Balance — Pays Fixed Rate	—	—		—		638,914		10,685		—
Ending Notional Balance — Receives Floating Rate	—	—		—		261,480		3,190		—
Ending Notional Balance — Pays Fixed Rate	—	—		—		648,779		10,927		—

Interest Rate Swaps:	—	—		—
Average Notional Balance — Pays Fixed Rate	—	—		—		220,806		1,886		—
Ending Notional Balance — Pays Fixed Rate	—	—		—		147,298		1,217		—

(a)	For the period March 1, 2015 through June 30, 2015.
(b)	For the period April 1, 2015 through February 29, 2016.
(c)	For the periods March 1, 2015 through August 31, 2015 and October 1, 2015 through February 29, 2016.
(d)	For the period February 1, 2016 through February 29, 2016.
(e)	For the period November 1, 2015 through February 29, 2016.

The Funds’ derivatives contracts held at February 29, 2016 are not accounted for as hedging instruments under GAAP.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. When Issued, Delayed Delivery Securities and Forward Commitments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund had TBA purchase commitments and TBA short commitments outstanding as of February 29, 2016, which are shown as a Receivable for investment securities sold-delayed delivery securities and Payable for investment securities purchased-delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2016 are detailed on the SOIs.

H. Short Sales — Strategic Income Opportunities Fund and Total Return Fund engaged in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Funds’ custodian for the benefit of the broker is recorded as Restricted cash on the Statements of Assets and Liabilities. The Funds pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net fee is reported within Other expense on the Statements of Operations.

The Funds are obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported within Other expense on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on securities sold short on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

As of February 29, 2016 the Funds had outstanding short sales as listed on the SOIs.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign tax withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

J. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	187

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

K. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the year ended February 29, 2016 are as follows (amounts in thousands):

	Class A		Class C		Class R2		Class R5		Class R6	Select Class		Total
Corporate Bond Fund
Transfer agent fees	$3		$—	(a)	n/a		n/a		$13	$1		$17
Sub-transfer agent fees	208		—	(a)	n/a		n/a		—	14		222
Emerging Markets Corporate Debt Fund
Transfer agent fees	—	(a)	—	(a)	n/a		n/a		3	1		4
Sub-transfer agent fees	—	(a)	—		n/a		n/a		—	—	(a)	—	(a)
Emerging Markets Debt Fund
Transfer agent fees	8		2		n/a		$—	(a)	7	17		34
Sub-transfer agent fees	208		12		n/a		—	(a)	—	56		276
Strategic Income Opportunities Fund
Transfer agent fees	68		48		n/a		7		n/a	224		347
Sub-transfer agent fees	2,961		833		n/a		69		n/a	3,543		7,406
Total Return Fund
Transfer agent fees	8		5		$—	(a)	1		1	9		24
Sub-transfer agent fees	130		30		3		8		—	95		266
Unconstrained Debt Fund
Transfer agent fees	3		1		1		—	(a)	3	22		30
Sub-transfer agent fees	60		3		—	(a)	—		—	27		90

(a)	Amount rounds to less than $1,000.

L. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Corporate Bond Fund	$—		$(4,245)	$4,245
Emerging Markets Corporate Debt Fund	—		(13)	13
Emerging Markets Debt Fund	—		(2,497)	2,497
Strategic Income Opportunities Fund	—	(a)	20,910	(20,910)
Total Return Fund	—	(a)	314	(314)
Unconstrained Debt Fund	—	(a)	8,601	(8,601)

(a)	Amount rounds to less than $1,000.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The reclassifications for the Funds relate primarily to foreign currency gains or losses, investments in swap contracts and investments in contingent preferred debt.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Corporate Debt Fund	0.70
Emerging Markets Debt Fund	0.70
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Corporate Debt Fund	0.25	0.75	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2016, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Corporate Bond Fund	$—	(a)	$—
Emerging Markets Corporate Debt Fund	—	(a)	—
Emerging Markets Debt Fund	3		—	(a)
Strategic Income Opportunities Fund	94		5
Total Return Fund	25		—	(a)
Unconstrained Debt Fund	5		—	(a)

(a)	Amount rounds to less than $1,000.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	189

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Select Class
Corporate Bond Fund	0.25%	0.25%	n/a	n/a	0.25%
Emerging Markets Corporate Debt Fund	0.25	0.25	n/a	n/a	0.25
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	0.25
Total Return Fund	0.25	0.25	0.25%	0.05	0.25
Unconstrained Debt Fund	0.25	0.25	0.25	0.05	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, (if applicable, except Emerging Markets Debt Fund and Total Return Fund which began excluding interest expenses related to short sales on December 1, 2015 and November 1, 2015, respectively) interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Select Class
Corporate Bond Fund	0.75%	1.25%	n/a	n/a	0.40%	0.50%
Emerging Markets Corporate Debt Fund^	1.20	1.70	n/a	n/a	0.70	0.95
Emerging Markets Debt Fund	1.20	1.70	n/a	0.75%	0.70	0.95
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	0.75
Total Return Fund	0.66	1.31	1.16%	0.46	0.41	0.56
Unconstrained Debt Fund	1.00	1.50	1.25	0.55	0.50	0.75

^	Prior to April 1, 2015, the contractual expense limitation for Emerging Markets Corporate Debt Fund was 1.25%, 1.75%, 0.75% and 1.00% for Class A, Class C, Class R6 and Select Class Shares, respectively.

Except as noted above, the expense limitation agreement was in effect for the year ended February 29, 2016. The contractual expense limitation percentages in the table above are in place until at least June 30, 2016 for Corporate Bond Fund, Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund, January 5, 2017 for Total Return Fund and June 30, 2017 for Strategic Income Opportunities Fund and Unconstrained Debt Fund, respectively.

For the year ended February 29, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements
Corporate Bond Fund	$86	$57	$312	$455	$109
Emerging Markets Corporate Debt Fund	274	157	1	432	4
Emerging Markets Debt Fund	911	608	268	1,787	34
Strategic Income Opportunities Fund	6,808	4,542	5,476	16,826	—
Total Return Fund	187	125	836	1,148	138
Unconstrained Debt Fund	1,125	750	96	1,971	1

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary. For Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund, effective October 30, 2015, January 6, 2016 and December 3, 2015, respectively, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to October 30, 2015, January 6, 2016 and December 3, 2015, a portion of the waiver was voluntary for Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund, respectively.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 29, 2016 was as follows (amounts in thousands):

Corporate Bond Fund	$162
Emerging Markets Corporate Debt Fund	26
Emerging Markets Debt Fund	97
Strategic Income Opportunities Fund	15,491
Total Return Fund	256
Unconstrained Debt Fund	878

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 29, 2016, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Strategic Income Opportunities Fund	$4

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government	Securities Sold Short	Covers on Securities Sold Short
Corporate Bond Fund	$1,481,885	$1,152,880	$54,970	$68,786	n/a	n/a
Emerging Markets Corporate Debt Fund	302,036	144,801	—	—	n/a	n/a
Emerging Markets Debt Fund	1,590,133	1,532,191	—	—	n/a	n/a
Strategic Income Opportunities Fund	5,796,411	5,917,128	316,479	321,015	$64,698	$32,730
Total Return Fund	2,178,213	2,126,724	19,931	29,980	250	133
Unconstrained Debt Fund	5,098,256	4,703,799	—	—	n/a	n/a

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	191

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$1,829,028	$21,625	$50,225	$(28,600)
Emerging Markets Corporate Debt Fund	176,751	999	10,230	(9,231)
Emerging Markets Debt Fund	894,959	14,960	35,938	(20,978)
Strategic Income Opportunities Fund	14,680,648	122,063	1,175,422	(1,053,359)
Total Return Fund	594,365	7,772	18,980	(11,208)
Unconstrained Debt Fund	3,337,756	25,266	145,066	(119,800)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to defaulted bond interest, investments in catastrophe bonds, investments in contingent preferred debt, investments in passive foreign investment companies (“PFICs”) and wash sale loss deferrals.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Corporate Bond Fund	$60,489	$1,339	$61,828
Emerging Markets Corporate Debt Fund	8,224	—	8,224
Emerging Markets Debt Fund	60,014	—	60,014
Strategic Income Opportunities Fund	653,656	—	653,656
Total Return Fund	18,357	37	18,394
Unconstrained Debt Fund	120,899	—	120,899

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Corporate Bond Fund	$26,794	$148	$26,942
Emerging Markets Corporate Debt Fund	1,177	39	1,216
Emerging Markets Debt Fund	37,701	—	37,701
Strategic Income Opportunities Fund	388,298	—	388,298
Total Return Fund	9,714	96	9,810
Unconstrained Debt Fund	100,593	—	100,593

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$680	$(9,287)	$(28,601)
Emerging Markets Corporate Debt Fund	46	(34)	(9,231)
Emerging Markets Debt Fund	2,975	(126,629)	(20,903)
Strategic Income Opportunities Fund	6,256	(204,141)	(1,028,636)
Total Return Fund	674	—	(14,015)
Unconstrained Debt Fund	8,762	(57,875)	(121,871)

For the Funds, the cumulative timing differences primarily consist of investments in contingent preferred debt, investments in PFICs, mark to market of forward foreign currency exchange contracts, mark to market of futures contracts, post-October capital loss deferrals, straddle loss deferrals and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

As of February 29, 2016, Total Return Fund did not have any net capital loss carryforwards.

As of February 26, 2016, the following Fund had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2018
Emerging Markets Debt Fund	$29,136

As of February 29, 2016, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Corporate Bond Fund	$9,065	$222
Emerging Markets Corporate Debt Fund	34	—
Emerging Markets Debt Fund	83,991	13,502
Strategic Income Opportunities Fund	97,888	106,253
Unconstrained Debt Fund	37,678	20,197

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2016 the following Funds deferred to March 1, 2016 the following specified ordinary losses and net capital losses of (amounts in thousands):

		Net Capital Losses
	Specified Ordinary Losses	Short-Term	Long-Term
Corporate Bond Fund	$1,988	$8,109	$4,065
Emerging Markets Corporate Debt Fund	—	4,146	241
Emerging Markets Debt Fund	—	12,180	10,155
Strategic Income Opportunities Fund	5,985	28,331	104,997
Total Return Fund	176	—	30
Unconstrained Debt Fund	—	6,449	23,435

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016 or at anytime during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2016, an affiliate of the Adviser had investment discretion with respect to its clients’ holdings in the Funds, which collectively represent the following percentage of each applicable Fund’s net assets:

% of the Fund
Strategic Income Opportunities Fund	23.6%
Total Return Fund	19.2
Unconstrained Debt Fund	82.7

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	193

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

As of February 29, 2016, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Corporate Bond Fund	n/a	84.5%
Emerging Markets Debt Fund	12.0%	26.7

As of February 29, 2016, Strategic Income Opportunities Fund and Total Return Fund each had one shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that collectively owned shares representing the following percentage of each applicable Fund’s net assets:

% of the Fund
Strategic Income Opportunities Fund	10.0%
Total Return Fund	19.0

As of February 29, 2016, Emerging Markets Corporate Debt Fund and Emerging Markets Debt Fund had two shareholders and one shareholder, respectively, who collectively owned shares representing the following percentage of each applicable Fund’s net assets.

% of the Fund
Emerging Markets Corporate Debt Fund	89.8%
Emerging Markets Debt Fund	17.9

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage-related securities such as collateralized mortgage obligations, mortgage-pass through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Emerging Markets Corporate Debt Fund’s and Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Strategic Income Opportunities Fund and Total Return Fund invest in Insurance-Linked Securities (catastrophe bonds), or similar restricted securities including Preferred Shares. These are fixed income securities or equity shares for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Funds may lose all or a portion of their principal in addition to the interest otherwise due from the security. Insurance-Linked Securities may expose the Funds to certain other risks, including issuer risk, credit risk, counterparty risk, liquidity risk and unfavorable tax consequences. The Preferred Shares held by the Funds are subject to contractual restrictions on resale/transfers and are considered to be illiquid securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts , TBA securities and Insurance-Linked Securities.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of February 29, 2016, the following Funds had the following non-US country allocations representing greater than 10% of each applicable Fund’s total investments:

	Cayman Islands	Mexico
Emerging Markets Corporate Debt Fund	14.6%	10.9%

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	195

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Corporate Debt Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Corporate Bond Fund, JPMorgan Emerging Markets Corporate Debt Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Strategic Income Opportunities Fund, JPMorgan Total Return Fund and JPMorgan Unconstrained Debt Fund (each a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 29, 2016, the results of each of their operations and their cash flows (for JPMorgan Strategic Income Opportunities Fund) for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	197

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	199

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual	$1,000.00	$1,014.70	$3.71	0.74%
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class C
Actual	1,000.00	1,012.50	6.20	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24
Class R6
Actual	1,000.00	1,015.70	1.95	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39
Select Class
Actual	1,000.00	1,015.00	2.45	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

Emerging Markets Corporate Debt Fund
Class A
Actual	1,000.00	989.90	5.89	1.19
Hypothetical	1,000.00	1,018.95	5.97	1.19
Class C
Actual	1,000.00	987.40	8.35	1.69
Hypothetical	1,000.00	1,016.46	8.47	1.69
Class R6
Actual	1,000.00	992.30	3.42	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69
Select Class
Actual	1,000.00	990.20	4.65	0.94
Hypothetical	1,000.00	1,020.19	4.72	0.94

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Markets Debt Fund
Class A
Actual	$1,000.00	$1,008.30	$5.94	1.19%
Hypothetical	1,000.00	1,018.95	5.97	1.19
Class C
Actual	1,000.00	1,005.60	8.43	1.69
Hypothetical	1,000.00	1,016.46	8.47	1.69
Class R5
Actual	1,000.00	1,011.80	3.70	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class R6
Actual	1,000.00	1,010.80	3.45	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69
Select Class
Actual	1,000.00	1,009.60	4.70	0.94
Hypothetical	1,000.00	1,020.19	4.72	0.94

Strategic Income Opportunities Fund
Class A
Actual	1,000.00	970.00	4.60	0.94
Hypothetical	1,000.00	1,020.19	4.72	0.94
Class C
Actual	1,000.00	967.50	7.04	1.44
Hypothetical	1,000.00	1,017.70	7.22	1.44
Class R5
Actual	1,000.00	971.70	2.40	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Select Class
Actual	1,000.00	970.50	3.38	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69

Total Return Fund
Class A
Actual	1,000.00	1,005.40	3.09	0.62
Hypothetical	1,000.00	1,021.78	3.12	0.62
Class C
Actual	1,000.00	1,001.90	6.32	1.27
Hypothetical	1,000.00	1,018.55	6.37	1.27
Class R2
Actual	1,000.00	1,003.60	5.58	1.12
Hypothetical	1,000.00	1,019.29	5.62	1.12
Class R5
Actual	1,000.00	1,006.40	2.05	0.41
Hypothetical	1,000.00	1,022.82	2.06	0.41
Class R6
Actual	1,000.00	1,007.60	1.85	0.37
Hypothetical	1,000.00	1,023.02	1.86	0.37
Select Class
Actual	1,000.00	1,006.00	2.59	0.52
Hypothetical	1,000.00	1,022.28	2.61	0.52

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	201

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Unconstrained Debt Fund
Class A
Actual	$1,000.00	$991.70	$4.80	0.97%
Hypothetical	1,000.00	1,020.04	4.87	0.97
Class C
Actual	1,000.00	989.30	7.27	1.47
Hypothetical	1,000.00	1,017.55	7.37	1.47
Class R2
Actual	1,000.00	990.60	6.09	1.23
Hypothetical	1,000.00	1,018.75	6.17	1.23
Class R5
Actual	1,000.00	993.10	2.58	0.52
Hypothetical	1,000.00	1,022.28	2.61	0.52
Class R6
Actual	1,000.00	994.40	2.33	0.47
Hypothetical	1,000.00	1,022.53	2.36	0.47
Select Class
Actual	1,000.00	992.10	3.57	0.72
Hypothetical	1,000.00	1,021.28	3.62	0.72

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long-Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Long-Term Capital Gain Distribution
Corporate Bond Fund	$1,339
Total Return Fund	37

Treasury Income

Each fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016:

Income from U.S. Treasury Obligations
Corporate Bond Fund	0.14%
Strategic Income Opportunities Fund	0.19
Total Return Fund	2.79

Qualified Interest Income (QII) and Short-Term Capital Gain

Total Return Fund paid approximately $12,119,000 and $3,513,000, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains, respectively, for the fiscal year ended February 29, 2016.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	203

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-INC-216

Annual Report

J.P. Morgan Money Market Funds

February 29, 2016

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of February 29, 2016	$1.6 Billion
Weighted Average Maturity^	15 days
Weighted Average Life^^	15 days

MATURITY SCHEDULE**^
1 day	22.0%
2–7 days	64.4
8–30 days	3.7
31–60 days	2.3
61–90 days	0.9
91–180 days	6.7

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.02)%, (0.57)% and (1.02)% for E*Trade Shares, Morgan Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 29, 2016.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan New York Municipal Money Market Fund

FUND FACTS

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of February 29, 2016	$1.1 Billion
Weighted Average Maturity^	15 days
Weighted Average Life^^	15 days

MATURITY SCHEDULE**^
1 day	14.0%
2–7 days	78.6
31–60 days	0.1
61–90 days	1.2
91–180 days	6.1

7-DAY SEC YIELD AS OF FEBRUARY 29, 2016 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.01)%, (0.56)%, (0.66)% and (1.01)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of February 29, 2016.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Commercial Paper — 12.0% (n)
	California — 12.0%
	California Statewide Communities Development Authority
7,500	Series 2008-C, 0.230%, 06/06/16	7,500
22,865	Series 2008-C, 0.230%, 06/21/16	22,865
19,000	Series 2009 B-3, 0.240%, 03/04/16	19,000
10,000	Series 2009 B5, 0.240%, 03/07/16	10,000
7,000	Series 2009B-1, 0.120%, 03/22/16	7,000
3,000	Series 2009B-2, 0.120%, 03/22/16	3,000
20,000	Series 2009B-4, 0.120%, 03/22/16	20,000
15,000	Series 2009B-6, 0.210%, 05/03/16	15,000
15,000	Los Angeles Municipal Improvement Corp., Series A-3, LOC: Bank of the West, 0.020%, 03/01/16	15,000
	State of California
14,200	Series A-1, LOC: Wells Fargo Bank N.A., 0.080%, 04/28/16	14,200
7,000	Series A-2, LOC: Royal Bank of Canada, 0.020%, 03/01/16	7,000
5,500	Series A-2, LOC: Royal Bank of Canada, 0.030%, 04/05/16	5,500
12,000	Series A-2, LOC: Royal Bank of Canada, 0.050%, 04/21/16	12,000
5,000	Series A5, LOC: U.S. Bank N.A., 0.060%, 04/04/16	5,000
7,000	Turlock Irrigation District, Series A, LOC: Bank of America N.A., 0.040%, 03/10/16	7,000
22,700	Woodland Finance Authority, LOC: Citibank N.A., 0.040%, 03/10/16	22,700

	Total Commercial Paper (Cost $192,765)	192,765

Daily Demand Notes — 20.6%
	California — 20.6%
	California Health Facilities Financing Authority, St. Joseph Health System,
10,400	Series 2011B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	10,400
1,700	Series 2011C, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 03/01/16	1,700
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
12,650	Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/01/16	12,650
18,000	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/01/16	18,000
10,000	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/01/16	10,000
30,020	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/01/16	30,020

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
2,890	California Municipal Finance Authority, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 03/01/16	2,890
	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project,
5,000	Series 2010A, Rev., VRDO, 0.010%, 03/01/16	5,000
15,510	Series A, Rev., VRDO, 0.010%, 03/01/16	15,510
22,125	Series A, Rev., VRDO, 0.010%, 03/01/16	22,125
5,290	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/01/16	5,290
17,175	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	17,175
5,783	City of Irvine, Assessment District No. 00-18, Limited Obligation Improvement Bonds, Series A, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/01/16	5,783
13,038	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Series 1999, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/01/16	13,038
815	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 03/01/16	815
6,915	City of Irvine, Improvement Bond Act of 1915, District No. 97-16, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 03/01/16	6,915
9,700	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	9,700
2,370	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 85-7, Series A, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/01/16	2,370
9,000	City of Los Angeles, Department of Water & Power, Power System,, Series A, Rev., VRDO, 0.010%, 03/01/16	9,000
7,700	Eastern Municipal Water District, Water and Waste Water, VRDO, 0.010%, 03/01/16	7,700
	Irvine Ranch Water District,
2,885	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	2,885
3,045	Series B, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/01/16	3,045

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — continued
	California — continued
	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax,
21,750	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	21,750
18,700	Series C, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	18,700
16,300	Los Angeles City Department of Water & Power, Power System, Series B-3, Rev., VRDO, 0.010%, 03/01/16	16,300
10,175	Metropolitan Water District of Southern California, Series B-3, Rev., VRDO, 0.010%, 03/01/16	10,175
16,015	Regents of the University of California, Medical Center Pooled, Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/01/16	16,015
20,900	State of California, Series 2003A-2, GO, VRDO, LOC: BMO Harris Bank N.A, 0.010%, 03/01/16	20,900
	State of California, Kindergarten,
11,100	Series 2004A-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/01/16	11,100
1,700	Series 2004B3, GO, VRDO, LOC: Citibank N.A., 0.010%, 03/01/16	1,700

	Total Daily Demand Notes (Cost $328,651)	328,651

Municipal Bonds — 6.9%
	California — 6.9%
5,000	California School Cash Reserve Program Authority, Series A, Rev., 2.000%, 06/30/16	5,027
34,130	California Statewide Communities Development Authority, Gas Supply, Series 2010A, Rev., VRDO, 0.057%, 03/01/16	34,130
25,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	25,551
30,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	30,466
10,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	10,056
5,000	Los Angeles County, Schools Pooled Financing Program, Series A-2, COP, 2.000%, 06/01/16	5,021

	Total Municipal Bonds (Cost $110,251)	110,251

Weekly Demand Notes — 51.5%
	California — 51.5%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	4,545

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
4,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	4,500
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 03/07/16	3,830
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.030%, 03/07/16	200
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/07/16 (e)	11,259
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16 (e)	4,580
4,400	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 03/07/16	4,400
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
9,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	9,140
18,150	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	18,150
3,715	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 03/07/16	3,715
8,200	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.010%, 03/07/16	8,200
7,265	California Health Facilities, Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.010%, 03/07/16	7,265
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	4,620
3,655	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 03/07/16	3,655
5,500	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 03/07/16	5,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
9,000	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	9,000
7,010	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 03/07/16 (e)	7,010
6,225	California State University, Series ROCS RR II R-11568, Rev., VRDO, BHAC-CR, FSA, LIQ: Citibank N.A., 0.020%, 03/07/16	6,225
	California Statewide Communities Development Authority,
42,715	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/07/16 (e)	42,715
170	Series J, Rev., VRDO, 0.010%, 03/07/16	170
	California Statewide Communities Development Authority, Kaiser Permanente,
24,165	Series C-2, Rev., VRDO, 0.010%, 03/07/16	24,165
9,185	Series L, Rev., VRDO, 0.010%, 03/07/16	9,185
505	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.100%, 03/07/16	505
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 03/07/16	4,045
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 03/07/16	11,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
8,060	California Statewide Communities Development Authority, Penny Lane Centers Project, Series 2008, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 03/07/16	8,060
16,950	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 03/07/16	16,950
5,080	Chino Basin Regional Financing Authority, Inland Empire Utilities Agency, Series 2008B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	5,080
600	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/16	600
16,385	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.020%, 03/07/16	16,385
10,614	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	10,614
	City of Livermore,
5,800	Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	5,800
24,600	Series B, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	24,600
4,400	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.020%, 03/07/16	4,400
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.010%, 03/07/16	3,025
	City of Palo Alto,
6,240	Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16	6,240
4,160	Series ROCS-RR-II-R-11954, GO, VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16 (e)	4,160
31,950	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 03/07/16	31,950
2,290	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	2,290
8,700	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	8,700
655	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 03/07/16	655
2,900	County of Orange, Apartment Development, Villas Aliento, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	2,900

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	1,810
18,600	Eastern Municipal Water District, Water and Waste Water, Series 2015A, VRDO, 0.010%, 03/07/16	18,600
18,600	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series B, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	18,600
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 03/07/16	1,000
9,500	Los Angeles City Department of Water & Power, Power System, Series B, Subseries B-5, Rev., VRDO, 0.010%, 03/07/16	9,500
21,100	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/07/16	21,100
10,000	Los Angeles City Department of Water & Power,Water System, Series B, Subseries B-4, Rev., VRDO, 0.010%, 03/07/16	10,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	4,300
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/16	1,486
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	13,400
7,800	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/07/16	7,800
	Metropolitan Water District of Southern California,
11,500	Series 2015-A, VRDO, 0.010%, 03/07/16	11,500
7,695	Series A-2, Rev., VRDO, 0.010%, 03/07/16	7,695
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LIQ: Societe Generale, 0.020%, 03/07/16	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.020%, 03/07/16 (e)	5,240

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.030%, 03/07/16 (e)	4,910
2,020	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 03/07/16	2,020
	RBC Municipal Products, Inc. Trust, Various States,
33,350	Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, 0.020%, 03/07/16	33,350
4,000	Series O-48, Rev., VRDO, LIQ: Royal Bank of Canada, 0.010%, 03/07/16 (e)	4,000
	Regents of the University of California,
10,000	Series AL, Rev., VRDO, 0.010%, 03/07/16	10,000
19,550	Series AL-4, Rev., VRDO, 0.010%, 03/07/16	19,550
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16 (e)	1,675
9,900	Riverside County Transportation Commission, Limited Tax, Series B, VRDO, 0.010%, 03/07/16	9,900
600	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/16	600
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.020%, 03/07/16	43,600
6,025	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	6,025
9,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 03/07/16	9,580
7,680	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	7,680
	Sacramento Municipal Utility District, Subordinated Electric,
4,700	Series J, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	4,700
9,785	Series M, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 03/07/16	9,785
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	3,285

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	California — continued
3,400	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/07/16	3,400
8,800	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	8,800
600	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	600
500	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.030%, 03/07/16	500
3,700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 03/07/16	3,700
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.030%, 03/07/16 (e)	7,760
2,420	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 03/07/16	2,420
10,000	Santa Clara County Financing Authority, El Camino Hospital, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	10,000
1,320	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 03/07/16	1,320
7,265	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	7,265
8,385	Santa Clara Valley Transportation Authority, 2000 Measure A Sales Tax, Series A, VRDO, 0.010%, 03/07/16	8,385
2,030	Southern California Public Power Authority, Magnolia Power Project A, Series 2009-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	2,030
17,500	State of California, Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	17,500
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.020%, 03/07/16	31,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	5,355
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 03/07/16 (e)	7,500

	Total Weekly Demand Notes (Cost $823,624)	823,624

SHARES
Variable Rate Demand Preferred Shares — 8.8%
	Nuveen California AMT-Free Municipal Income Fund
26,500	LIQ: TD Bank N.A., 0.090%, 03/07/16 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.160%, 03/07/16 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund,
14,000	Series 1, LIQ: Barclays Bank plc, 0.100%, 03/07/16 # (e)	14,000
7,000	Series 1, LIQ: Morgan Stanley Bank, 0.160%, 03/07/16 # (e)	7,000
19,000	Series 2, LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	19,000
10,000	Series 4, LIQ: Royal Bank of Canada, 0.090%, 03/07/16 # (e)	10,000
23,000	Series 5, LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	23,000
6,000	Series 6, LIQ: Citibank N.A., 0.100%, 03/07/16 # (e)	6,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.8% (Cost $1,595,791) *	1,595,791
	Other Assets in Excess of Liabilities — 0.2%	2,477

	NET ASSETS — 100.0%	$1,598,268

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

Daily Demand Notes — 14.2%
	New York — 14.2%
	City of New York, Fiscal Year 1994,
3,320	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 03/01/16	3,320
4,200	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 03/01/16	4,200
4,455	City of New York, Fiscal Year 2008, Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	4,455
	City of New York, Fiscal Year 2012,
2,100	GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.010%, 03/01/16	2,100
2,030	Series D, Subseries D-3A, GO, VRDO, LOC: California Public Employees Retirement System, 0.010%, 03/01/16	2,030
	City of New York, Fiscal Year 2013,
2,315	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.010%, 03/01/16	2,315
2,000	Series F, Subseries F-3, GO, VRDO, 0.010%, 03/01/16	2,000
4,050	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 03/01/16	4,050
7,180	Metropolitan Transportation Authority, Series E, Subseries E-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	7,180
1,890	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries 2008A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 03/01/16	1,890
	New York City,
1,900	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 03/01/16	1,900
8,500	Series H, Subseries H-3, GO, VRDO, AGM, 0.010%, 03/01/16	8,500
5,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.050%, 03/01/16	5,000
1,350	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, LOC: Citibank N.A., 0.010%, 03/01/16	1,350
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
12,520	Series A, Subseries A-2, Rev., VRDO, 0.010%, 03/01/16	12,520
2,000	Series A-1, Rev., VRDO, 0.010%, 03/01/16	2,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Subseries AA-1A, Rev., VRDO, 0.010%, 03/01/16	1,000
1,010	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB-5, Rev., VRDO, 0.010%, 03/01/16	1,010
3,020	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB-2, Rev., VRDO, 0.010%, 03/01/16	3,020
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD, Subseries DD-3A, Rev., VRDO, 0.010%, 03/01/16	1,000
675	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 03/01/16	675
1,475	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.010%, 03/01/16	1,475
5,705	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.010%, 03/01/16	5,705
3,700	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.010%, 03/01/16	3,700
730	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, LIQ: Mizuho Corporate Bank, 0.010%, 03/01/16	730
4,300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	4,300
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
12,950	Subseries A-4, Rev., VRDO, 0.010%, 03/01/16	12,950
22,905	Subseries B-3, Rev., VRDO, 0.010%, 03/01/16	22,905
810	Subseries D-4, Rev., VRDO, 0.010%, 03/01/16	810

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Daily Demand Notes — continued
	New York — continued
1,425	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 03/01/16	1,425
855	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/01/16	855
	New York State Housing Finance Agency, 160 Madison Avenue Housing,
1,385	Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/01/16	1,385
8,150	Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 03/01/16	8,150
18,970	Triborough Bridge & Tunnel Authority, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/01/16	18,970
1,600	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Subseries B-3, Rev., VRDO, 0.010%, 03/01/16	1,600

	Total Daily Demand Notes (Cost $156,475)	156,475

Municipal Bonds — 8.6%
	New York — 8.6%
4,620	Alfred-Almond Central School District, Allegany and Steuben Counties, GO, BAN, 1.500%, 06/22/16	4,631
2,000	Avon Central School District, Livingston County, GO, BAN, 1.000%, 06/23/16	2,002
1,175	Bolivar-Richburg Central School District, Allegany County, GO, BAN, 1.250%, 04/15/16	1,176
11,415	City of Auburn, Cayuga County, Series A, GO, BAN, 1.250%, 03/02/16	11,415
3,230	Dundee Central School District, GO, BAN, 1.500%, 06/17/16	3,239
7,250	Fonda-Fultonville Central School District, Fulton and Schoharie Counties, GO, BAN, 2.000%, 08/05/16	7,289
	Metropolitan Transportation Authority, Dedicated Tax Fund,
5,000	Series A, Subseries A-1, Rev., BAN, 0.750%, 06/01/16	5,006
5,000	Series A, Subseries A-8, Rev., BAN, 0.750%, 06/01/16	5,006
5,000	Mexico Central School District, Oswego County, GO, BAN, 2.000%, 07/15/16	5,024
8,050	Pine Bush Central School District, Sullivan and Ulster Counties, GO, BAN, 2.000%, 05/26/16	8,079
6,919	Sidney Central School District, Delware, Chenango and Otsego Counties, GO, BAN, 2.000%, 07/29/16	6,958

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,800	South Seneca Central School District, Seneca and Schuyler Counties, GO, BAN, 2.000%, 08/25/16	2,817
7,862	Southern Cayuga Central School District, Cayuga and Tompkins Counties, Series A, GO, BAN, 2.250%, 06/24/16	7,899
4,150	Thousand Islands Central School District, Jefferson County, GO, BAN, 2.000%, 07/15/16	4,170
3,275	Town of Cornwall, Orange County, GO, BAN, 2.000%, 07/29/16	3,294
2,390	Village of Depew, Erie County, Series 2015A, GO, BAN, 2.000%, 08/25/16	2,404
5,280	Village of Monroe, Orange County, GO, BAN, 2.000%, 05/27/16	5,298
5,300	Waterford Halfmoon Union Free School District, Saratoga County, GO, BAN, 2.000%, 06/28/16	5,322
3,500	Wilson Central School District, Niagara County, GO, BAN, 1.500%, 06/15/16	3,509

	Total Municipal Bonds (Cost $94,538)	94,538

Weekly Demand Notes — 73.1%
	New York — 73.1%
4,700	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/07/16	4,700
2,780	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 03/07/16	2,780
9,955	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 03/07/16	9,955
3,000	Build NYC Resource Corp., The Asia Society Project, Series 2015, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	3,000
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.010%, 03/07/16	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.010%, 03/07/16	3,500
300	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	300
	City of New York, Fiscal Year 2006,
1,700	Series E, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	1,700
530	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	530

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
29,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	29,700
4,200	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	4,200
175	City of New York, Fiscal Year 2009, Series B-3, GO, VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	175
4,350	City of New York, Fiscal Year 2012, Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 03/07/16	4,350
24,995	City of New York, Fiscal Year 2013, Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	24,995
15,000	City of New York, Fiscal Year 2015, Series F, Subseries F-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.010%, 03/07/16	15,000
15,700	City of Syracuse, Industrial Development Agency, Civic Facility, Syracuse University Project, Series 2005B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/07/16	15,700
4,145	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 03/07/16	4,145
1,045	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.160%, 03/07/16	1,045
1,795	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.010%, 03/07/16	1,795
	Metropolitan Transportation Authority,
3,275	Subseries G-1G, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	3,275
2,500	Subseries G-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	2,500
15,000	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 03/07/16	15,000
6,610	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	6,610
14,600	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	14,600
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.030%, 03/07/16	4,435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, AMT, LOC: Citibank N.A., 0.040%, 03/07/16	6,665
5,000	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.040%, 03/07/16	5,000
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.040%, 03/07/16	3,470
1,505	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.040%, 03/07/16	1,505
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/07/16	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/07/16	10,000
1,300	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 03/07/16	1,300
2,920	New York City Industrial Development Agency, Jamaica First Parking LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	2,920
200	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	200
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
11,300	Series B, Subseries B-1, Rev., VRDO, 0.010%, 03/07/16	11,300
6,900	Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/07/16	6,900
5,600	Series B, Subseries B-4, Rev., VRDO, 0.010%, 03/07/16	5,600
5,000	Subseries B-1B, Rev., VRDO, 0.010%, 03/07/16	5,000
5,700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series AA, Subseries AA-2, Rev., VRDO, 0.010%, 03/07/16	5,700

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
5,050	Series BB, Rev., VRDO, 0.010%, 03/07/16	5,050
7,700	Series BB-1, Rev., VRDO, 0.010%, 03/07/16	7,700
700	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.010%, 03/07/16	700
	New York City Transitional Finance Authority, New York City Recovery,
4,565	Series 1, Subseries 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/07/16	4,565
4,450	Series 3, Subseries 3-G, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.010%, 03/07/16	4,450
8,230	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 03/07/16	8,230
	New York Liberty Development Corp.,
5,960	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	5,960
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/16 (e)	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.040%, 03/07/16 (e)	7,500
	New York Mortgage Agency, Homeowner Mortgage,
2,800	Series 153, Rev., VRDO, AMT, 0.020%, 03/07/16	2,800
7,000	Series 162, Rev., VRDO, 0.010%, 03/07/16	7,000
6,265	New York Municipal Water Finance Authority, Series 2015-ZF0264, Rev., VRDO, TOB, LIQ: Deutsche Bank, 0.020%, 03/07/16	6,265
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC, LIQ: Citibank N.A., 0.020%, 03/07/16	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16	6,175
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 03/07/16	550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	2,200
	New York State Dormitory Authority, Cornell University,
3,975	Series 2004A, Rev., VRDO, 0.010%, 03/07/16	3,975
6,500	Series 2004B, Rev., VRDO, 0.010%, 03/07/16	6,500
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank, Ltd., 0.010%, 03/07/16	55,975
	New York State Dormitory Authority, Fordham University,
9,310	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	9,310
9,375	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	9,375
10,000	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Barclays Bank plc, 0.010%, 03/07/16	10,000
13,595	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.020%, 03/07/16	13,595
2,755	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.010%, 03/07/16	2,755
	New York State Dormitory Authority, St. John’s University,
1,655	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	1,655
6,325	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/07/16	6,325
15,835	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.030%, 03/07/16	15,835
10,400	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.010%, 03/07/16	10,400
10,440	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/07/16	10,440
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 03/07/16	1,150

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
15,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	15,000
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.040%, 03/07/16	2,000
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 03/07/16	5,000
4,800	New York State Housing Finance Agency, 606 West 57th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	4,800
5,000	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.010%, 03/07/16	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 03/07/16	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 03/07/16	9,300
38,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/07/16	38,900
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/07/16	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/07/16	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 03/07/16	15,750
	New York State Housing Finance Agency, Manhattan West Residential Housing,
26,500	Series A, Rev., VRDO, LOC: Bank of China, 0.070%, 03/07/16	26,500
12,500	Series A, Rev., VRDO, LOC: Bank of China, 0.070%, 03/07/16	12,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
14,915	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.010%, 03/07/16	14,915
	New York State Housing Finance Agency, Riverside Center 2 Housing,
5,200	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	5,200
12,500	Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 03/07/16	12,500
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 03/07/16	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.020%, 03/07/16	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 03/07/16	1,500
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/07/16	1,600
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.010%, 03/07/16	6,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 03/07/16	4,800
2,080	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.150%, 03/07/16	2,080
500	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/07/16	500
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 03/07/16	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 03/07/16	5,000
	Triborough Bridge & Tunnel Authority,
2,500	Series 2016-ZM0138, Rev., VRDO, TOB, LIQ: U.S. Bank N.A., 0.020%, 03/07/16	2,500
3,500	Series 2016-ZM0139, Rev., VRDO, TOB, LIQ: U.S. Bank N.A., 0.020%, 03/07/16	3,500

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Weekly Demand Notes — continued
	New York — continued
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
435	Series 2001B, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 03/07/16	435
19,910	Subseries B-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 03/07/16	19,910

	Total Weekly Demand Notes (Cost $806,835)	806,835

Variable Rate Demand Preferred Shares — 5.6%
	Nuveen New York AMT-Free Municipal Income Fund, Inc., LIQ: Citibank N.A.,
20,000	Series 1, 0.070%, 03/07/16 # (e)	20,000
4,200	Series 2, 0.070%, 03/07/16 # (e)	4,200
17,700	Series 3, 0.070%, 03/07/16 # (e)	17,700
20,000	Nuveen New York Dividend Advantage Municipal Fund, Inc., LIQ: TD Bank N.A., 0.100%, 03/07/16 # (e)	20,000

	Total Variable Rate Demand Preferred Shares (Cost $61,900)	61,900

	Total Investments — 101.5% (Cost $1,119,748) *	1,119,748
	Liabilities in Excess of Other Assets — (1.5)%	(16,012)

	NET ASSETS — 100.0%	$1,103,736

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
TAN	— Tax Anticipation Note
TOB	— Tender Option Bond
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 29, 2016.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 29, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	15

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,595,791		$1,119,748
Cash	1		—
Due from custodian	—		10,046
Receivables:
Investment securities sold	21		2,895
Interest from non-affiliates	2,525		1,083
Other assets	33		14

Total Assets	1,598,371		1,133,786

LIABILITIES:
Payables:
Due to custodian	—		— (a)
Distributions	—	(a)	1
Investment securities purchased	—		29,946
Accrued liabilities:
Investment advisory fees	3		5
Administration fees	22		18
Custodian and accounting fees	20		19
Trustees’ and Chief Compliance Officer’s fees	1		1
Audit fees	31		32
Printing and mailing costs	18		14
Transfer agent fees	8		14

Total Liabilities	103		30,050

Net Assets	$1,598,268		$1,103,736

NET ASSETS:
Paid-in-Capital	$1,598,241		$1,103,817
Accumulated undistributed (distributions in excess of) net investment income	(21)		(79)
Accumulated net realized gains (losses)	48		(2)

Total Net Assets	$1,598,268		$1,103,736

Net Assets:
E*Trade	$1,061,361		$395,863
Morgan	307,260		491,120
Reserve	—		137,761
Service	229,647		78,992

Total	$1,598,268		$1,103,736

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	1,061,140		395,861
Morgan	307,316		491,168
Reserve	—		137,772
Service	229,682		78,993

Net Asset Value, offering and redemption price per share (all classes)	1.00		1.00

Cost of investments in non-affiliates	$1,595,791		$1,119,748

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,036		$1,008

EXPENSES:
Investment advisory fees	1,252		865
Administration fees	1,081		746
Distribution fees:
E*Trade	6,380		2,278
Morgan	329		504
Reserve	—		326
Service	1,037		404
Shareholder servicing fees:
E*Trade	3,190		1,139
Morgan	1,153		1,762
Reserve	—		391
Service	518		202
Custodian and accounting fees	68		60
Interest expense to affiliates	—	(a)	—
Professional fees	58		56
Trustees’ and Chief Compliance Officer’s fees	13		10
Printing and mailing costs	80		54
Registration and filing fees	41		44
Transfer agent fees (See Note 2.E.)	30		65
Other	16		12

Total expenses	15,246		8,918

Less fees waived	(14,367)		(8,015)

Net expenses	879		903

Net investment income (loss)	157		105

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	234		—

Change in net assets resulting from operations	$391		$105

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$157	$153	$105	$118
Net realized gain (loss)	234	96	—	51

Change in net assets resulting from operations	391	249	105	169

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(107)	(102)	(38)	(37)
From net realized gains	(139)	(71)	(11)	(8)
Morgan
From net investment income	(33)	(38)	(48)	(56)
From net realized gains	(39)	(24)	(14)	(11)
Reserve
From net investment income	—	—	(13)	(17)
From net realized gains	—	—	(4)	(3)
Service
From net investment income	(17)	(13)	(6)	(6)
From net realized gains	(25)	(10)	(2)	(2)

Total distributions to shareholders	(360)	(258)	(136)	(140)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	36,330	2,572	(36,133)	(149,399)

NET ASSETS:
Change in net assets	36,361	2,563	(36,164)	(149,370)
Beginning of period	1,561,907	1,559,344	1,139,900	1,289,270

End of period	$1,598,268	$1,561,907	$1,103,736	$1,139,900

Accumulated undistributed (distributions in excess of) net investment income	$(21)	$(21)	$(79)	$(79)

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$362,030	$360,640	$211,806	$189,766
Distributions reinvested	246	173	49	45
Cost of shares redeemed	(395,694)	(297,823)	(211,934)	(167,385)

Change in net assets resulting from E*Trade capital transactions	$(33,418)	$62,990	$(79)	$22,426

Morgan
Proceeds from shares issued	$1,524,787	$1,587,876	$1,213,577	$1,073,955
Distributions reinvested	58	51	52	53
Cost of shares redeemed	(1,536,060)	(1,683,254)	(1,265,372)	(1,154,794)

Change in net assets resulting from Morgan capital transactions	$(11,215)	$(95,327)	$(51,743)	$(80,786)

Reserve
Proceeds from shares issued	$—	$—	$3,862,841	$9,795,651
Distributions reinvested	—	—	14	15
Cost of shares redeemed	—	—	(3,860,926)	(9,893,078)

Change in net assets resulting from Reserve capital transactions	$—	$—	$1,929	$(97,412)

Service
Proceeds from shares issued	$254,718	$231,633	$89,565	$159,459
Distributions reinvested	42	23	8	8
Cost of shares redeemed	(173,797)	(196,747)	(75,813)	(153,094)

Change in net assets resulting from Service capital transactions	$80,963	$34,909	$13,760	$6,373

Total change in net assets resulting from capital transactions	$36,330	$2,572	$(36,133)	$(149,399)

SHARE TRANSACTIONS:
E*Trade
Issued	362,030	360,640	211,806	189,766
Reinvested	246	173	49	45
Redeemed	(395,694)	(297,823)	(211,934)	(167,385)

Change in E*Trade Shares	(33,418)	62,990	(79)	22,426

Morgan
Issued	1,524,787	1,587,876	1,213,577	1,073,955
Reinvested	58	51	52	53
Redeemed	(1,536,060)	(1,683,254)	(1,265,372)	(1,154,794)

Change in Morgan Shares	(11,215)	(95,327)	(51,743)	(80,786)

Reserve
Issued	—	—	3,862,841	9,795,651
Reinvested	—	—	14	15
Redeemed	—	—	(3,860,926)	(9,893,078)

Change in Reserve Shares	—	—	1,929	(97,412)

Service
Issued	254,718	231,633	89,565	159,459
Reinvested	42	23	8	8
Redeemed	(173,797)	(196,747)	(75,813)	(153,094)

Change in Service Shares	80,963	34,909	13,760	6,373

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—	(b)	$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Morgan
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Service
Year Ended February 29, 2016	1.00	—	(b)(c)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.02%		$1,061,361	0.06%	0.01%		1.07%
1.00	0.02		1,094,756	0.08	0.01		1.07
1.00	0.03		1,031,764	0.12	0.01		1.07
1.00	0.01		925,909	0.22	0.01		1.07
1.00	0.01		889,873	0.20	0.01		1.07

1.00	0.02		307,260	0.06	0.01		0.62
1.00	0.02		318,472	0.08	0.01		0.62
1.00	0.02		413,810	0.12	0.01		0.62
1.00	0.00	(d)	398,310	0.23	0.00	(d)	0.62
1.00	0.00	(d)	401,491	0.21	0.00	(d)	0.62

1.00	0.02		229,647	0.05	0.01		1.07
1.00	0.02		148,679	0.07	0.01		1.07
1.00	0.02		113,770	0.12	0.01		1.07
1.00	0.00	(d)	93,653	0.23	0.00	(d)	1.07
1.00	0.00	(d)	111,357	0.20	0.00	(d)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Year Ended February 29, 2016	$1.00	$—	(b)(c)	$—		$—	(b)	$—	(b)	$—	(b)	$—	(b)
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Morgan
Year Ended February 29, 2016	1.00	—	(b)(c)	—		—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Reserve
Year Ended February 29, 2016	1.00	—	(b)(c)	—		—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

Service
Year Ended February 29, 2016	1.00	—	(b)(c)	—		—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2015	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2014	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 28, 2013	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Year Ended February 29, 2012	1.00	—	(b)	—	(b)	—	(b)	—	(b)	—		—	(b)

(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(b)	Amount rounds to less than $0.01.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return		Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$395,863	0.08%	0.01%		1.08%
1.00	0.01		395,938	0.10	0.01		1.08
1.00	0.02		373,501	0.14	0.01		1.08
1.00	0.02		370,470	0.24	0.01		1.07
1.00	0.01		326,423	0.25	0.01		1.07

1.00	0.01		491,120	0.08	0.01		0.63
1.00	0.01		542,897	0.10	0.01		0.63
1.00	0.02		623,670	0.14	0.01		0.63
1.00	0.01		611,340	0.25	0.00	(d)	0.62
1.00	0.00	(d)	657,377	0.26	0.00	(d)	0.62

1.00	0.01		137,761	0.08	0.01		0.73
1.00	0.01		135,833	0.10	0.01		0.73
1.00	0.02		233,242	0.15	0.01		0.73
1.00	0.01		353,286	0.25	0.00	(d)	0.72
1.00	0.00	(d)	372,876	0.26	0.00	(d)	0.72

1.00	0.01		78,992	0.08	0.01		1.08
1.00	0.01		65,232	0.10	0.01		1.08
1.00	0.02		58,857	0.14	0.01		1.08
1.00	0.01		61,281	0.25	0.00	(d)	1.07
1.00	0.00	(d)	63,956	0.26	0.00	(d)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan, Service, Reserve* and Premier*	Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve, Service and Premier**	Diversified

*	Reserve and Premier shares commenced operations on March 9, 2016 for the California Municipal Money Market Fund.
**	Premier shares commenced operations on March 9, 2016 for the New York Municipal Money Market Fund.

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

24	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

The following is a summary of the inputs used as of February 29, 2016, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund
Total Investments in Securities (a)	$—	$1,595,791	$—	$1,595,791

New York Municipal Money Market Fund
Total Investments in Securities (a)	$—	$1,119,748	$—	$1,119,748

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the year ended February 29, 2016.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 29, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions that meet the credit guidelines of J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until the settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

As of February 29, 2016, the Funds did not have outstanding TBA commitments or when issued securities.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees are class-specific expenses. The amount of the transfer agent fees charged to each class of the Funds for the year ended February 29, 2016 are as follows (amounts in thousands):

	E*Trade	Morgan	Reserve	Service	Total
California Municipal Money Market Fund
Transfer agent fees	$19	$8	n/a	$3	$30
New York Municipal Money Market Fund
Transfer agent fees	10	49	$4	2	65

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

There were no reclassifications for the year ended February 29, 2016.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 29, 2016, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
New York Municipal Money Market Fund	0.60	0.10	0.25%	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	0.30%
New York Municipal Money Market Fund	0.30	0.35	0.30%	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts

26	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	1.05%
New York Municipal Money Market Fund	1.00	0.59	0.70%	1.05

The expense limitation agreements were in effect for the year ended February 29, 2016 and are in place until at least June 30, 2016. In addition, the Funds’ service providers have voluntarily waived fees for the year ended February 29, 2016. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the year ended February 29, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration Fee	Shareholder Servicing	Total
California Municipal Money Market Fund	$173	$115	$566	$854
New York Municipal Money Market Fund	154	103	275	532

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total
California Municipal Money Market Fund	$884	$588	$7,746	$4,295	$13,513
New York Municipal Money Market Fund	453	301	3,510	3,219	7,483

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 29, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 29, 2016, the Funds below engaged in such transactions in the following amounts (amounts in thousands):

	Purchases	Sales	Realized Gain (Loss)
California Municipal Money Market	$116,525	$160,332	$—
New York Municipal Money Market	75,665	212,397	—

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

4. Federal Income Tax Matters

The tax character of distributions paid during the year February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$48	$166	$146	$360
New York Municipal Money Market Fund	39	—	97	136

The tax character of distributions paid during the year February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$20	$86	$152	$258
New York Municipal Money Market Fund	22	2	116	140

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands)

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital-Gain or (Tax Basis Loss Carryover)		Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Municipal Money Market Fund	$54	$—	(a)	$6	$—
New York Municipal Money Market Fund	5	—		1	—

(a)	Amount rounds to less than 1,000.

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation.

As of February 29, 2016, the Funds did not have any net capital loss carryforwards.

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the year then ended.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2016, an affiliate of the Adviser had investment discretion with respect to its clients’ holdings in the California Municipal Money Market Fund and the New York Municipal Money Market Fund which collectively represent 14.8% and 15.6% of the Fund’s net assets, respectively.

28	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

As of February 29, 2016, California Municipal Money Market Fund and New York Municipal Money Market Fund each had shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that collectively own shares representing the following percentage of each applicable Fund’s net assets:

	Number of Shareholders	% of the Fund
California Municipal Money Market Fund	2	81.2%
New York Municipal Money Market Fund	2	54.4

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

7. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. At a February 2016 meeting, the Funds’ Board of Trustees approved management’s recommendation that the JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund should seek to qualify as Retail money market funds on or before October 14, 2016.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (each a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

30	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	31

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

32	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	33

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.20	$0.20	0.04%
Hypothetical	1,000.00	1,024.66	0.20	0.04
Morgan
Actual	1,000.00	1,000.20	0.20	0.04
Hypothetical	1,000.00	1,024.66	0.20	0.04
Service
Actual	1,000.00	1,000.20	0.20	0.04
Hypothetical	1,000.00	1,024.66	0.20	0.04

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.52	0.35	0.07
Morgan
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.52	0.35	0.07
Reserve
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.52	0.35	0.07
Service
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.52	0.35	0.07

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

34	J.P. MORGAN MONEY MARKET FUNDS	FEBRUARY 29, 2016

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Long-Term Capital Gain Distribution
California Municipal Money Market	$166

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 29, 2016 (amounts in thousands):

Exempt Distributions Paid
California Municipal Money Market	$146
New York Municipal Money Market	97

FEBRUARY 29, 2016	J.P. MORGAN MONEY MARKET FUNDS	35

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-MMKTST-216

Annual Report

J.P. Morgan Tax Free Funds

February 29, 2016

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices and prices for other commodities also slumped during the twelve month reporting period. While Puerto Rico’s $70 billion debt crisis remained unresolved at the end of February 2016, there appeared to be little spillover effect on municipal bond markets.

Meanwhile, interest rates on intermediate and long term tax free bonds moved lower as both domestic and foreign economic and financial factors came into play and periodically influenced market movements. However, interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. For the twelve months ended February 29, 2016, the Barclays Municipal Bond Index returned 3.95%.

2	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	3.16%
Barclays LB California 1–17 Year Municipal Bond Index	3.67%

Net Assets as of 2/29/2016 (In Thousands)	$303,722
Duration as of 2/29/2016	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund underperformed the Barclays LB California 1-17 Year Municipal Bond Index (the “Benchmark”). Over the course of the twelve month period, interest rates on intermediate and long term municipal bonds moved lower as both domestic and foreign economic and financial factors came into play and periodically influenced market movements. However, interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, thus resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

Relative to the Benchmark, the Fund’s underweight position and shorter duration in state general obligation bonds and bonds rated A and BBB detracted from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturity. The Fund’s underweight position in the education and leasing sectors also detracted from relative performance.

The Fund’s overweight position and longer duration in local general obligation bonds, the transportation and water & sewer sectors, and bonds rated AAA and AA made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	18.2%
AA	73.2
A	6.4
BBB	1.7
NR	0.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 10.1% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge*		(0.75)%	3.73%	3.68%
Without Sales Charge		3.08	4.53	4.07
CLASS C SHARES	February 19, 2005
With CDSC**		1.58	4.01	3.55
Without CDSC		2.58	4.01	3.55
INSTITUTIONAL CLASS SHARES	December 23, 1996	3.16	4.63	4.18
SELECT CLASS SHARES	April 21, 1997	3.13	4.59	4.12

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 to 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, the Barclays LB California 1-17 Year Municipal Bond Index and the Lipper California Intermediate Municipal Debt Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays LB California 1-17 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays LB California 1-17 Year Municipal Bond Index

represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.08%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	3.58%

Net Assets as of 2/29/2016 (In Thousands)	$4,722,473
Duration as of 2/29/2016	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). Over the course of the twelve month period, interest rates on intermediate and long term municipal bonds moved lower as both domestic and foreign economic and financial factors came into play and periodically influenced market movements. However, interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, thus resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

Relative to the Benchmark, the Fund’s underweight positions in the hospital sector and in bonds rated BBB were leading detractors from performance. The Fund’s underweight position and shorter duration in Florida and Texas bonds also detracted from relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s overweight position and longer duration in special tax bonds and water & sewer bonds were leading contributors to relative performance. The Fund’s longer duration in bonds rated AA and in California and New York State bonds also contributed to relative performance, as did the Fund’s overweight position in bonds with 8-9 year maturities.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight position versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	37.3%
AA	51.4
A	6.8
BBB	0.5
NR	4.0

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 12.6% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
With Sales Charge*		(0.98)%	2.63%	3.17%
Without Sales Charge		2.88	3.42	3.57
CLASS C SHARES	December 31, 2003
With CDSC**		1.21	2.74	2.88
Without CDSC		2.21	2.74	2.88
INSTITUTIONAL CLASS SHARES	September 10, 2001	3.20	3.70	3.83
SELECT CLASS SHARES	January 1, 1997	3.08	3.60	3.73

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 to 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.78%
Barclays New York Competitive Intermediate (1–17 Year) Maturities Index	3.76%

Net Assets as of 2/29/2016 (In Thousands)	$451,646
Duration as of 2/29/2016	4.6 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund underperformed the Barclays New York Competitive Intermediate (1-17 year) Maturities Index (the “Benchmark”). Over the course of the twelve month period, interest rates on intermediate and long term municipal bonds moved lower as both domestic and foreign economic and financial factors came into play and periodically influenced market movements. However, interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, thus resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

Relative to the Benchmark, the Fund’s overweight position and shorter duration in local general obligation bonds and special tax bonds were leading detractors from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer maturity will experience a larger increase or decrease in price as interest rates fall or rise, respectively, compared with bonds with shorter maturity. The Fund’s underweight position in bonds rated AAA and A also detracted from relative performance.

The Fund’s overweight position and longer duration relative to the Benchmark in water and sewer bonds and in the leasing sector were positive contributors to performance. The Fund’s overweight position in bonds rated AA also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York state municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	31.5%
AA	61.4
A	4.4
BBB	0.2
NR	2.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 7.4% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
With Sales Charge*		(1.18)%	2.77%	3.24%
Without Sales Charge		2.67	3.56	3.64
CLASS C SHARES	January 31, 2003
With CDSC**		0.81	2.82	2.92
Without CDSC		1.81	2.82	2.92
INSTITUTIONAL CLASS SHARES	September 10, 2001	2.93	3.81	3.91
SELECT CLASS SHARES	January 1, 1997	2.78	3.64	3.72

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 to 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays New York

Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 93.8% (t)
	California — 93.0%
	Certificate of Participation/Lease — 3.3%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	957
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,404
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,729
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,941
1,000	COP, 5.000%, 03/01/26	1,156
1,500	COP, 5.000%, 03/01/27	1,731

		9,918

	Education — 5.0%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,122
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,876
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,980
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,267
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,148
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,157
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,187
1,500	Series AM, Rev., 5.000%, 05/15/28	1,823
	University of California, Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,010
1,500	Series D, Rev., 5.000%, 05/15/20	1,531

		15,101

	General Obligation — 30.1%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,515
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,229
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,476
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,316
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	986
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,141
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,764
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,143
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,258
1,185	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	966
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,433
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,727
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	807
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,214
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	978
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,174
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,195

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,476
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,106
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,234
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,599
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,216
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,347
1,015	GO, Zero Coupon, 08/01/25	821
1,500	GO, Zero Coupon, 08/01/26	1,171
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,910
1,750	GO, 5.000%, 08/01/28	2,130
900	Series C, GO, 5.000%, 08/01/30	1,090
1,560	Series C, GO, 5.000%, 08/01/31	1,880
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,823
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/31	295
880	GO, Zero Coupon, 07/01/32	496
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,459
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,594
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,274
2,000	San Francisco Bay Area Rapid Transit District, Series D, GO, 5.000%, 08/01/32	2,446
2,000	San Mateo County Community College District, Series B, GO, NATL-RE, Zero Coupon, 09/01/29	1,405
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,195
	State of California,
1,500	GO, 5.000%, 03/01/17	1,506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,000	GO, 5.000%, 09/01/19	1,025
1,000	GO, 5.000%, 09/01/21	1,211
2,750	GO, 5.000%, 10/01/21	2,827
3,500	GO, 5.000%, 11/01/21	3,776
3,000	GO, 5.000%, 08/01/22	3,128
2,000	GO, 5.000%, 04/01/24	2,171
3,000	GO, 5.000%, 10/01/32	3,594
1,575	GO, 5.250%, 09/01/27	1,882
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	121
1,500	State of California, Tax-Exempt Various Purpose, GO, 5.000%, 08/01/31	1,802
	State of California, Various Purpose,
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,457
2,000	GO, 5.000%, 12/01/29	2,428
2,310	GO, 5.250%, 10/01/22	2,667
1,000	GO, 5.500%, 04/01/23	1,141

		91,490

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.000%, 11/01/25	1,550

	Other Revenue — 14.3%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,174
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,418
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,225
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,140
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,791
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,105
250	Rev., 5.000%, 11/15/30	308
400	Rev., 5.000%, 11/15/32	490
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	707

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
850	Series A, Rev., 5.000%, 08/15/28	1,031
655	Series A, Rev., 5.000%, 08/15/30	781
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,191
	California Health Facilities Financing Authority, Sutter Health,
1,150	Series A, Rev., 5.000%, 11/15/32	1,383
1,000	Series A, Rev., 5.500%, 08/15/18	1,120
1,000	Series D, Rev., 5.000%, 08/15/25	1,191
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,225
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,743
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/30	1,208
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,179
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,031
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,053
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	589
1,500	County of Los Angeles, Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/20	1,770
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,367
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,718
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	617
270	Rev., 5.000%, 09/01/31	331
2,370	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.000%, 10/15/33 (w)	2,851

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,736
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,521
2,000	San Mateo County Joint Powers Financing Authority, Youth Services Campus, Series A, Rev., 5.000%, 07/15/31	2,448
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	956
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,201

		43,599

	Prerefunded — 10.1%
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/19 (p)	1,695
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,713
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,871
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,566
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,631
590	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA, 7.500%, 05/01/23 (p)	729
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/16 (p)	1,530
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,061
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,733
315	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21 (p)	255
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18 (p)	1,661

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — continued
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/17 (p)	1,662
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,470
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17 (p)	1,186
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/16 (p)	1,284
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,519
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/19 (p)	1,702
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	696
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	955
715	State of California, Department of Water Resources Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	782
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17 (p)	1,724
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17 (p)	2,137

		30,562

	Special Tax — 0.5%
160	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	160
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,316

		1,476

	Transportation — 12.0%
	City of Long Beach Harbor,
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,221
1,000	Series A, Rev., 5.000%, 05/15/25	1,171
250	Series B, Rev., 5.000%, 05/15/24	315
250	Series B, Rev., 5.000%, 05/15/26	308
1,500	Series B, Rev., 5.000%, 05/15/26	1,756

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
225	Series B, Rev., 5.000%, 05/15/27	275
2,500	Series C, Rev., 5.000%, 11/15/18	2,795
1,250	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series C, Rev., 5.000%, 05/15/31	1,506
2,000	Contra Costa Transportation Authority, Limited Tax, Series A, Rev., 5.000%, 03/01/32	2,428
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,648
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,337
1,000	Series A, Rev., 5.000%, 05/15/27	1,163
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,320
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,194
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,761
1,000	Series B, Rev., 5.000%, 08/01/25	1,205
1,500	Los Angeles Harbor Department, Los Angeles International Airport, Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,560
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,389
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,172
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,101
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,664
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,315
1,200	Series B, Rev., 5.000%, 05/01/18	1,315
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,581

		36,500

	Utility — 9.3%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,734
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,301
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,751

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utility — continued
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,421
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	949
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,705
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,712
1,500	Series B, Rev., 5.250%, 07/01/23	1,725
1,500	Series B, Rev., 5.250%, 07/01/24	1,724
1,500	Series C, Rev., 5.000%, 07/01/27	1,849
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,777
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,210
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,332
285	State of California, Department of Water Resources Power Supply, Unrefunded Balance, Series H, Rev., 5.000%, 05/01/22	311
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,686

		28,187

	Water & Sewer — 7.9%
	California State Department of Water Resources, Central Valley Project, Water System,
1,625	Series AF, Rev., 5.000%, 12/01/24	1,823
1,700	Series AF, Rev., 5.000%, 12/01/25	1,907
145	Series AG, Rev., 5.000%, 12/01/24	168
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/31	2,432
1,500	City of Los Angeles, Department of Wastewater System, Series B, Rev., 5.000%, 06/01/33	1,827
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,254
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,823
1,000	Series D, Rev., 5.000%, 07/01/20	1,142
2,000	Series F, Rev., 5.000%, 07/01/28	2,451

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,106
2,000	Series B, Rev., 5.000%, 08/01/25	2,284
	Southern California Water Replenishment District Financing Authority, Replenishment Assessment,
1,050	Rev., 5.000%, 08/01/30	1,294
1,420	Rev., 5.000%, 08/01/31	1,736
2,410	Rev., 5.000%, 08/01/32	2,927

		24,174

	Total California	282,557

	Kentucky — 0.4%
	Other Revenue — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,114

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,064

	Total Municipal Bonds (Cost $263,289)	284,735

SHARES
Short-Term Investment — 6.3%
	Investment Company — 6.3%
19,259	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $19,259)	19,259

	Total Investments — 100.1% (Cost $282,548)	303,994
	Liabilities in Excess of Other Assets — (0.1)%	(272)

	NET ASSETS — 100.0%	$303,722

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 92.9% (t)
	Alabama — 0.5%
	Education — 0.2%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,459
2,000	Series A, Rev., 5.000%, 02/01/24	2,487
2,000	Series A, Rev., 5.000%, 02/01/25	2,479

		7,425

	Other Revenue — 0.2%
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,630
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,098
3,590	Rev., 5.000%, 03/01/27	4,298

		11,026

	Prerefunded — 0.1%
120	City of Daleville, Rev., AGC, 4.125%, 10/01/17 (p)	127
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	1,980
2,000	City of Huntsville, School Capital Improvement Warrants, Series B, GO, 5.000%, 09/01/18 (p)	2,213

		4,320

	Total Alabama	22,771

	Alaska — 0.6%
	Other Revenue — 0.5%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,284
	Alaska Municipal Bond Bank Authority,
165	Rev., 5.250%, 09/01/23	183
30	Rev., 5.375%, 09/01/25	33
30	Rev., 5.500%, 09/01/27	33
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,123

		24,656

	Prerefunded — 0.1%
	Alaska Municipal Bond Bank Authority,
835	Rev., 5.250%, 09/01/18 (p)	928
970	Rev., 5.375%, 09/01/18 (p)	1,082

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
970	Rev., 5.500%, 09/01/18 (p)	1,085

		3,095

	Total Alaska	27,751

	Arizona — 2.2%
	Certificate of Participation/Lease — 0.5%
15,000	Arizona School Facilities Board, COP, 5.750%, 09/01/18	16,835
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,115
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,110
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,259

		23,319

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,944
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,182

		4,126

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,996
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,059
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,145
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,309

		9,509

	Hospital — 0.1%
2,500	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/23	2,696
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,126

		3,822

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,018

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.3%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	5,388
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,589
1,000	Series B, Rev., 5.000%, 07/01/24	1,196
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,258
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,197
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	2,009

		13,637

	Prerefunded — 0.4%
1,200	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/17 (p)	1,246
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/18 (p)	1,113
	Arizona Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16 (p)	5,081
2,000	Series A, Rev., 5.000%, 07/01/18 (p)	2,198
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,357
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,514

		17,509

	Special Tax — 0.0% (g)
500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	531

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,163
2,000	Series A, Rev., 5.000%, 07/01/27	2,305
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,720

		5,188

	Utility — 0.3%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,683
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,082
500	Series A, Rev., 5.000%, 01/01/21	560
1,000	Series A, Rev., 5.000%, 01/01/22	1,080
4,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	4,967

		13,878

	Water & Sewer — 0.2%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,193
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,743
1,875	Rev., 5.250%, 07/01/23	2,381
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,272
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,229

		9,818

	Total Arizona	102,355

	California — 16.2%
	Certificate of Participation/Lease — 0.2%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	8,331
	Deserts Sands, Unified School District,
1,000	COP, 4.000%, 03/01/19	1,089
1,250	COP, 5.000%, 03/01/22	1,499
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,483

		12,402

	Education — 1.7%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.000%, 01/01/33	3,286
1,000	Series A, Rev., 5.000%, 01/01/28	1,259
880	Series A, Rev., 5.000%, 01/01/29	1,097
1,185	Series A, Rev., 5.000%, 01/01/30	1,465
2,450	Series A, Rev., 5.000%, 01/01/31	3,010
2,000	Series A, Rev., 5.000%, 01/01/32	2,441

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Education — continued
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	955
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,206
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,049
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,254
5,130	Series H, Rev., 5.000%, 09/01/30	6,093
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,769
	California State University, Systemwide,
2,350	Series A, Rev., 5.000%, 11/01/23	2,975
3,225	Series A, Rev., 5.000%, 11/01/24	4,127
2,285	Series A, Rev., 5.000%, 11/01/30	2,777
	Regents of the University of California,
2,350	Series AO, Rev., 5.000%, 05/15/23	2,936
1,435	Series AO, Rev., 5.000%, 05/15/25	1,836
	Regents of the University of California, Limited Project,
3,500	Series I, Rev., 5.000%, 05/15/22	4,314
2,000	Series I, Rev., 5.000%, 05/15/23	2,499
4,500	Series I, Rev., 5.000%, 05/15/24	5,688
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,550
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	10,161

		78,747

	General Obligation — 7.5%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,647
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,272
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	464
910	GO, AGM, 5.000%, 08/01/25	928
3,000	County of Los Angeles, Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/27	3,711

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,688
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.000%, 09/01/25	1,723
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	2,052
3,540	GO, 5.000%, 08/01/30	4,299
2,000	County of San Diego, Carlsbad Unified School District, 2006 Election, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,956
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	15,032
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,338
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,739
1,000	Series C, GO, Zero Coupon, 08/01/27	755
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,094
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	3,076
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	4,031
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,730
	Los Angeles Community College District,
2,300	Series A, GO, 4.000%, 08/01/33	2,526
9,000	Series A, GO, 5.000%, 08/01/30	10,997
15,000	Series A, GO, 5.000%, 08/01/31	18,225
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	11,201
	Los Angeles Unified School District,
9,000	Series A-2, GO, 5.000%, 07/01/21	10,877
7,750	Series B, GO, AGM, 4.750%, 07/01/19	7,869
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	6,985
11,670	Series C, GO, 5.000%, 07/01/24	14,829
36,915	Series C, GO, 5.000%, 07/01/25	46,611
5,505	Series C, GO, 5.000%, 07/01/26	6,887
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	7,033

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/33	533
725	GO, Zero Coupon, 07/01/35	348
1,150	GO, Zero Coupon, 07/01/36	524
1,950	GO, Zero Coupon, 07/01/37	840
750	GO, Zero Coupon, 07/01/38	305
1,250	GO, Zero Coupon, 07/01/41	444
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.000%, 08/01/25	4,816
1,750	GO, 5.000%, 08/01/26	2,215
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	6,035
630	San Diego Unified School District, Election of 2012, Series F, GO, 4.000%, 07/01/33	696
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/30	3,717
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,827
1,755	Santa Barbara Community College District, Santa Barbara County, Series C, GO, 4.000%, 08/01/40	1,901
5,000	State of California, GO, 5.000%, 08/01/16	5,102
	State of California, Various Purpose,
14,100	GO, 5.000%, 04/01/17	14,802
4,655	GO, 5.000%, 09/01/20	4,674
12,120	GO, 5.000%, 03/01/25	15,305
100	GO, 5.000%, 10/01/29	109
24,000	GO, 5.000%, 08/01/30	29,036
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,483
6,800	GO, 5.500%, 04/01/21	7,773
15,000	GO, 5.625%, 04/01/26	17,120
6,685	GO, 6.500%, 04/01/33	7,801
1,565	GO, AMBAC, 5.000%, 02/01/27	2,012
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,151

		355,149

	Other Revenue — 3.7%
	California Health Facilities Financing Authority, Cedars-Sinal Medical Center,
1,500	Rev., 5.000%, 11/15/26	1,893
6,500	Rev., 5.000%, 11/15/27	8,139

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,773
	California Health Facilities Financing Authority, Sutter Health,
1,750	Series A, Rev., 3.250%, 11/15/36	1,726
650	Series A, Rev., 5.000%, 11/15/26	818
1,000	Series A, Rev., 5.000%, 11/15/29	1,228
500	Series A, Rev., 5.000%, 11/15/30	609
5,000	Series A, Rev., 5.000%, 11/15/33	5,976
2,000	Series D, Rev., 5.000%, 08/15/25	2,382
	California Infrastructure & Economic Development Bank,Refuding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.000%, 11/01/24	2,016
1,000	Series A, Rev., 5.000%, 11/01/26	1,224
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,796
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,113
	California State Public Works Board, Department of General Services,
2,500	Series F, Rev., 5.000%, 05/01/22	3,046
3,000	Series F, Rev., 5.000%, 05/01/23	3,712
5,395	Series F, Rev., 5.000%, 05/01/24	6,735
6,445	Series F, Rev., 5.000%, 05/01/25	8,163
3,100	Series F, Rev., 5.000%, 05/01/26	3,881
5,000	Series F, Rev., 5.000%, 05/01/27	6,201
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,290
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,421
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,566
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31	4,042
3,075	Series B, Rev., 5.000%, 07/01/32	3,633
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	15,341
2,000	Series C, Rev., 5.000%, 06/01/26	2,422
	Contra Costa County Transportation Authority, Sales Tax,
1,195	Series A, Rev., 4.000%, 03/01/26	1,414
2,000	Series A, Rev., 5.000%, 03/01/24	2,532
1,250	Series A, Rev., 5.000%, 03/01/25	1,603

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
3,400	Series A, Rev., 5.000%, 03/01/33	4,109
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/26	2,257
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,356
2,000	Rev., AGM, 5.000%, 08/01/20	2,169
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,700
1,250	Series A, Rev., 5.000%, 06/01/20	1,455
1,000	Series A, Rev., 5.000%, 06/01/21	1,194
4,000	Series A, Rev., 5.000%, 06/01/32	4,724
10,855	Series A, Rev., 5.000%, 06/01/33	12,780
10,000	Series A, Rev., 5.000%, 06/01/34	11,711
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,436
10,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	11,982
	San Francisco Bay Area Rapid Transit District,
355	Series A, Rev., 5.000%, 07/01/24	452
510	Series A, Rev., 5.000%, 07/01/25	655
475	Series A, Rev., 5.000%, 07/01/26	608
1,250	Series A, Rev., 5.000%, 07/01/32	1,477
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29	10,218

		173,978

	Prerefunded — 1.4%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,285
35	Series C, Rev., 6.500%, 10/01/18 (p)	40
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	2,814
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,255
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,866
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	10,484

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
8,365	San Diego Public Facilities Financing Authority, Series A, Rev., 5.000%, 05/15/19 (p)	9,490
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/19 (p)	1,150
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	973
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,751
25,000	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	28,956

		66,064

	Transportation — 0.2%
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., VAR, 1.500%, 04/02/18	7,082
	City of Los Angeles, Harbor Department,
475	Series A, Rev., 5.000%, 08/01/22	587
425	Series A, Rev., 5.000%, 08/01/23	533
450	Series A, Rev., 5.000%, 08/01/24	571

		8,773

	Utility — 0.7%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series D, Rev., 5.000%, 07/01/28	1,530
2,710	Series D, Rev., 5.000%, 07/01/30	3,274
2,500	Series D, Rev., 5.000%, 07/01/31	2,999
4,750	Series D, Rev., 5.000%, 07/01/34	5,619
250	Series D, Rev., 5.000%, 07/01/35	294
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,894
9,545	Series A, Rev., 5.250%, 11/15/22	11,132
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,943

		34,685

	Water & Sewer — 0.8%
300	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	378
390	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	463
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,179

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Water & Sewer — continued
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,028
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,179
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,340
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,516
13,095	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/29	15,767
3,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.000%, 05/15/21	3,998

		37,848

	Total California	767,646

	Colorado — 3.0%
	Certificate of Participation/Lease — 0.0% (g)
	Adams County, Colorado Refunding and Improvement,
1,100	COP, 5.000%, 12/01/31	1,309
500	COP, 5.000%, 12/01/34	586

		1,895

	General Obligation — 0.9%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,877
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,711
9,500	GO, 5.000%, 12/15/22	11,719

		41,307

	Other Revenue — 0.1%
100	City of Grand Junction, Rev., 5.000%, 03/01/17	104
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,385

		5,489

	Prerefunded — 2.0%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,155
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	27,001
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,748
	Dawson Ridge Metropolitan District No.1,
10,000	Series A, GO, Zero Coupon, 10/01/22 (p)	8,988
2,000	Series B, GO, Zero Coupon, 10/01/22 (p)	1,798

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,593
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,279
750	Series A, Rev., 5.750%, 06/01/19 (p)	867

		94,429

	Total Colorado	143,120

	Connecticut — 1.4%
	General Obligation — 0.9%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,629
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,024
30,000	Town of Greenwich, GO, 2.000%, 01/20/17	30,434

		45,087

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,332
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,396

		2,728

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	125
350	Series A, Rev., 5.000%, 08/15/25	433
150	Series A, Rev., 5.000%, 08/15/26	184
250	Series A, Rev., 5.000%, 08/15/27	304
300	Series A, Rev., 5.000%, 08/15/29	361
100	Series A, Rev., 5.500%, 08/15/23	130
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	5,093
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,404

		9,034

	Transportation — 0.2%
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure, Series A, Rev., 5.000%, 08/01/26	6,213

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — continued
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,393

		8,606

	Total Connecticut	65,455

	Delaware — 0.7%
	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,345
4,000	Series B, GO, 5.000%, 07/01/22	4,933
3,710	Series B, GO, 5.000%, 07/01/23	4,655
1,000	Series C, GO, 5.000%, 10/01/25	1,293
350	State of Delaware, Unrefunded, GO, 5.000%, 07/01/23	410

		13,636

	Prerefunded — 0.0% (g)
1,650	State of Delaware, GO, 5.000%, 07/01/20 (p)	1,941

	Transportation — 0.4%
	Delaware Transportation Authority Transportation System,
6,305	Rev., 5.000%, 07/01/25	8,029
7,710	Rev., 5.000%, 07/01/27	9,774

		17,803

	Total Delaware	33,380

	District of Columbia — 0.3%
	Other Revenue — 0.1%
500	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	502
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,818

		6,320

	Water & Sewer — 0.2%
	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien,
1,475	Series A, Rev., 5.000%, 10/01/29	1,819
4,860	Series A, Rev., 5.000%, 10/01/30	5,947

		7,766

	Total District of Columbia	14,086

	Florida — 1.4%
	General Obligation — 0.8%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,461

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,298
1,250	Series A, GO, 5.000%, 06/01/25	1,472
14,600	Series D, GO, 5.000%, 06/01/24	17,388
1,260	Series D, GO, 5.500%, 06/01/18	1,399
4,515	Series E, GO, 5.000%, 06/01/19	5,139
4,740	Series E, GO, 5.000%, 06/01/20	5,556

		38,713

	Housing — 0.1%
1,220	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	1,275
655	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	684

		1,959

	Other Revenue — 0.3%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,183
1,250	Rev., 5.000%, 04/01/24	1,503
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,670
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,372
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,836
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,080

		13,644

	Prerefunded — 0.2%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17 (p)	3,973
5,800	Florida State Board of Education, Public Education Capital Outlay, Series F, GO, 5.000%, 06/01/16 (p)	5,929

		9,902

	Utility — 0.0% (g)
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,718

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Water & Sewer — 0.0% (g)
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	601

	Total Florida	66,537

	Georgia — 2.6%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,303

	General Obligation — 0.5%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,933
2,000	GO, 5.000%, 02/01/26	2,347
5,000	County of Henry, Water & Sewerage Authority, GO, BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,491
2,005	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	2,090
10,000	State of Georgia, Series B, GO, 5.000%, 01/01/20	11,186

		25,047

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,039

	Other Revenue — 0.4%
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,290
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., GAN, AGM, 5.000%, 06/01/19	2,702
5,000	Series A, Rev., GAN, AGM, 5.000%, 06/01/20	5,473
1,015	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,087

		17,552

	Prerefunded — 0.1%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,412

	Transportation — 0.2%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,935

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.2%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,174
1,960	Rev., 5.000%, 12/01/22	2,298
1,000	Rev., 5.000%, 12/01/23	1,169
4,250	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/30	5,140
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,720

		11,501

	Water & Sewer — 1.0%
2,110	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/29	2,564
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,449
445	Series A, Rev., 5.000%, 05/01/27	537
595	Series A, Rev., 5.000%, 05/01/28	713
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	7,012
6,565	Rev., 5.000%, 07/01/21	7,433
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,942
8,660	Series B, Rev., 5.250%, 10/01/23	10,851
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	7,113

		44,614

	Total Georgia	121,403

	Hawaii — 0.9%
	General Obligation — 0.5%
	City & County of Honolulu,
8,695	Series B, GO, 5.000%, 10/01/27	10,877
3,000	Series C, GO, 5.000%, 10/01/25	3,832
3,000	Series C, GO, 5.000%, 10/01/27	3,753
	State of Hawaii,
20	GO, 5.000%, 05/01/21	22
100	Series DR, GO, 5.000%, 06/01/17	106
5,000	Series DY, GO, 5.000%, 02/01/19	5,614

		24,204

	Prerefunded — 0.0% (g)
115	City & County of Honolulu, Series A, GO, AGM, 5.000%, 07/01/17 (p)	122
980	State of Hawaii, Series DK, GO, 5.000%, 05/01/18 (p)	1,071

		1,193

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,602
520	Rev., 5.250%, 01/01/18	564
5,120	Rev., 5.250%, 01/01/21	5,726
2,450	Rev., 6.000%, 01/01/29	2,776

		15,668

	Total Hawaii	41,065

	Idaho — 0.5%
	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	13,727

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.000%, 07/15/25	3,112
4,800	Series A, Rev., GRAN, 5.000%, 07/15/26	5,892

		9,004

	Total Idaho	22,731

	Illinois — 2.2%
	General Obligation — 0.6%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,916
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,529
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,568
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,119
	County of Dupage, Courthouse Project,
250	GO, 5.000%, 01/01/26	315
525	GO, 5.000%, 01/01/27	651
255	GO, 5.000%, 01/01/28	314
730	GO, 5.000%, 01/01/29	889
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.000%, 01/01/27	1,762
1,700	Series D, GO, 5.000%, 01/01/34	1,915
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,825
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	992

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
830	GO, 5.750%, 06/01/27	914
620	GO, 5.750%, 06/01/28	678

		26,387

	Other Revenue — 0.3%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	161
200	Rev., 5.000%, 01/01/21	216
150	Rev., 5.000%, 01/01/22	163
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,891
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,191
2,000	Series A, Rev., 5.000%, 11/15/23	2,449
1,000	Series A, Rev., 5.000%, 11/15/24	1,231
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,996
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,647

		12,945

	Prerefunded — 0.9%
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,628
19,475	Illinois Municipal Electric Agency Power Supply System, Series A, Rev., NATL-RE, 5.125%, 02/01/17 (p)	20,319
	Illinois State Toll Highway Authority, Senior Priority,
13,110	Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	13,320
4,775	Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	4,852
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.750%, 06/01/18 (p)	1,307

		44,426

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.500%, 03/01/30	3,581
4,500	Rev., 5.000%, 03/01/27	5,393
4,000	Rev., 5.000%, 03/01/28	4,762

		13,736

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Water & Sewer — 0.1%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,343
700	Rev., 5.000%, 01/01/22	796
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,703
600	Rev., 5.000%, 11/01/22	688
1,000	Rev., 5.000%, 11/01/27	1,119
500	Rev., 5.000%, 11/01/30	550

		6,199

	Total Illinois	103,693

	Indiana — 1.2%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,382
1,000	Series A, Rev., 5.000%, 06/01/32	1,173
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	344
750	Rev., 5.000%, 07/15/23	924
1,255	Rev., 5.000%, 07/15/24	1,565

		6,388

	Other Revenue — 0.9%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	389
375	Series B, Rev., 5.000%, 01/01/23	443
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,215	Rev., 5.000%, 02/01/24	1,492
1,150	Rev., 5.000%, 08/01/24	1,405
500	Rev., 5.000%, 02/01/25	605
1,140	Rev., 5.000%, 08/01/26	1,363
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,040
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,801
5,205	Series A, Rev., 5.000%, 02/01/30	6,124
18,805	Series C, Rev., 5.000%, 02/01/21	21,712
3,000	Series C, Rev., 5.000%, 02/01/30	3,532
1,000	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,096

		43,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,112

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	859
1,245	Series D, Rev., 5.000%, 01/01/24	1,498

		2,357

	Water & Sewer — 0.0% (g)
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,175

	Total Indiana	56,034

	Iowa — 0.6%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,502
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,220

		8,722

	Housing — 0.0% (g)
5	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	5

	Other Revenue — 0.4%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,457
12,905	Rev., 5.000%, 08/01/29	15,211
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	586

		22,254

	Total Iowa	30,981

	Kansas — 1.9%
	General Obligation — 0.0% (g)
1,000	City of Lenexa, Series B, GO, 5.000%, 09/01/25	1,284
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	793

		2,077

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.000%, 09/01/25	4,377

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — 0.5%
25,000	Counties of Reno, Sedgwick & Finney, Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,992

	Transportation — 1.3%
	Kansas State Department Transportation Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,145
2,500	Series A, Rev., 5.000%, 09/01/18	2,771
7,000	Series A, Rev., 5.000%, 09/01/19	8,029
7,000	Series A, Rev., 5.000%, 09/01/20	8,262
10,000	Series B, Rev., 5.000%, 09/01/30	12,390
4,625	Series B, Rev., 5.000%, 09/01/35	5,585
5,750	Series C, Rev., 5.000%, 09/01/24	7,089
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,338
3,800	Series A, Rev., 5.000%, 09/01/22	4,422

		61,031

	Total Kansas	92,477

	Kentucky — 1.0%
	Education — 0.2%
6,110	Oldham County, School District Finance Corp., Kentucky School Building, Rev., 5.000%, 06/01/27 (w)	7,529

	Other Revenue — 0.2%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,044
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,671
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,187
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,417
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,663
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,121
	Kentucky State Property & Buildings Commission, Unrefunded Balance,
10	Rev., NATL-RE, 5.000%, 03/01/19	11
30	Rev., NATL-RE, 5.000%, 03/01/20	31

		8,145

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — 0.2%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,191
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,605
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,070
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	3,098
2,330	Kentucky State Property & Buildings Commission, Rev., NATL-RE, 5.000%, 03/01/17 (p)	2,436
1,000	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AMBAC, 5.000%, 05/15/16 (p)	1,010

		11,410

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	6,071

	Water & Sewer — 0.3%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
10,000	Rev., 5.000%, 11/22/16	10,333
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,640
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,811

		16,784

	Total Kentucky	49,939

	Louisiana — 1.5%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,610
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,067
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,086

		3,763

	Housing — 0.0% (g)
248	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	257

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Housing — continued
635	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	675

		932

	Other Revenue — 0.3%
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,548
2,810	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,253
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,847
2,125	Rev., AGC, 5.000%, 08/01/21	2,406
3,490	Rev., AGC, 5.250%, 08/01/19	4,000

		16,054

	Prerefunded — 1.1%
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,868
7,060	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	7,062
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/19 (p)	1,436
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	17,253
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,056
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	17,211
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,279
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,512

		49,677

	Total Louisiana	70,426

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — 0.6%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,414

	General Obligation — 0.2%
4,490	County of Montgomery, Series B, GO, 5.000%, 12/01/23	5,637
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,805

		11,442

	Private Placement — 0.0% (g)
187	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16	190

	Special Tax — 0.1%
2,400	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	3,046

	Transportation — 0.2%
10,000	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/18	10,467

	Total Maryland	30,559

	Massachusetts — 4.7%
	Education — 0.2%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,659
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,334
2,100	Series M, Rev., 5.250%, 07/01/29	2,808

		9,801

	General Obligation — 3.2%
	Commonwealth of Massachusetts,
2,500	Series C, GO, 5.000%, 07/01/23	3,075
10,000	Series F, GO, 5.000%, 11/01/26	12,334
32,950	Series F, GO, 5.000%, 11/01/27	40,405
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,592
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/25	6,387
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,386

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series C, GO, 5.000%, 08/01/25	6,359
	Massachusetts State Construction,
11,080	Series D, GO, 4.000%, 09/01/29	12,515
8,635	Series D, GO, 4.000%, 09/01/30	9,678
12,450	Series D, GO, 5.000%, 09/01/26	15,698
15,000	Series D, GO, 5.000%, 09/01/28	18,677

		152,106

	Other Revenue — 0.9%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,325
2,250	Series A, Rev., 5.250%, 07/01/25	2,881
10,530	Series A, Rev., 5.250%, 07/01/27	13,621
5,000	Series A, Rev., 5.250%, 07/01/29	6,605
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,308
	Massachusetts School Building Authority, Sales Tax,
10,000	Series B, Rev., 5.000%, 08/15/28	12,123
2,000	Series C, Rev., 5.000%, 08/15/26	2,536

		42,399

	Prerefunded — 0.1%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series D, GO, 5.000%, 08/01/16 (p)	1,020
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,102

		2,122

	Transportation — 0.2%
	Massachusetts Bay Transition Authority,
1,255	Series A, Rev., 5.000%, 07/01/31	1,626
5,000	Series A-1, Rev., 5.250%, 07/01/33	6,706
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,801

		10,133

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,941

	Total Massachusetts	220,502

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — 2.0%
	Education — 0.6%
	Regents of the University of Michigan,
9,000	Rev., 4.000%, 04/01/34	9,935
4,570	Rev., 4.000%, 04/01/35	5,011
3,375	Rev., 5.000%, 04/01/31	4,167
2,330	Rev., 5.000%, 04/01/32	2,858
2,190	Rev., 5.000%, 04/01/33	2,676
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,413

		29,060

	General Obligation — 0.5%
2,060	City of Jackson, Capital Appreciation, Downtown Development, GO, AGM, Zero Coupon, 06/01/18	1,996
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,197
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,733
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,379
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,087
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,544
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,475
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	312
4,300	State of Michigan, GO, 5.000%, 12/01/28	5,251

		20,974

	Other Revenue — 0.4%
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	6,829
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,149
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,102
170	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	171
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,426
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,537

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,554
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,664
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,371
610	Rev., 5.000%, 11/15/26	725
1,035	Rev., 5.000%, 11/15/27	1,226

		20,754

	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,182
1,000	Series A, Rev., 5.500%, 07/01/41	1,181
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,488
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,579

		5,430

	Water & Sewer — 0.4%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,214
	City of Grand Rapids, Sanitary Sewer System,
400	Rev., 5.000%, 01/01/27 (w)	498
325	Rev., 5.000%, 01/01/28 (w)	401
350	Rev., 5.000%, 01/01/29 (w)	429
370	Rev., 5.000%, 01/01/30 (w)	450
585	Rev., 5.000%, 01/01/31 (w)	707
750	Rev., 5.000%, 01/01/32 (w)	901
1,400	Rev., 5.000%, 01/01/33 (w)	1,675
1,000	Rev., 5.000%, 01/01/34 (w)	1,192
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,045
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,859
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,030

		16,401

	Total Michigan	92,619

	Minnesota — 0.6%
	General Obligation — 0.6%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	591
800	Series A, GO, Zero Coupon, 02/01/23	706

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,441
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,770
10,000	Series H, GO, 5.000%, 11/01/19	11,526

		26,034

	Other Revenue — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,084

	Total Minnesota	27,118

	Mississippi — 0.7%
	Prerefunded — 0.7%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,412

	Missouri — 3.2%
	General Obligation — 0.0% (g)
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	733

	Housing — 0.0% (g)
130	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	138
375	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	401

		539

	Other Revenue — 0.3%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,678
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water,
3,645	Series B, Rev., 5.000%, 07/01/22	4,331
660	Series B, Rev., 5.000%, 07/01/24	782
175	Series B, Rev., 5.000%, 07/01/29	203
65	Series B, Rev., 5.000%, 07/01/30	75
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,230

		13,299

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — 0.3%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/16 (p)	1,600
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,099
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
10	Series A, Rev., 5.000%, 01/01/20 (p)	12
8,795	Series B, Rev., 5.000%, 01/01/21 (p)	10,453

		15,164

	Transportation — 1.4%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,601
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	33,314
	Missouri Highways & Transportation Commission, Senior Lien,
7,985	Rev., 5.000%, 02/01/21	8,328
16,815	Series C, Rev., 5.000%, 02/01/22	20,530

		66,773

	Utility — 0.9%
	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie State Project,
7,995	Series A, Rev., 4.000%, 12/01/32 (w)	8,470
8,450	Series A, Rev., 4.000%, 12/01/33 (w)	8,914
19,315	Series A, Rev., 5.000%, 12/01/34 (w)	22,528

		39,912

	Water & Sewer — 0.3%
2,340	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/28	2,868
	Metropolitan St. Louis Sewer District Wastewater System Improvement,
530	Series B, Rev., 5.000%, 05/01/31	647
1,900	Series B, Rev., 5.000%, 05/01/32	2,308
3,430	Series B, Rev., 5.000%, 05/01/33	4,151
2,000	Series B, Rev., 5.000%, 05/01/34	2,409
2,125	Series B, Rev., 5.000%, 05/01/35	2,550

		14,933

	Total Missouri	151,353

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,752
1,500	Rev., GAN, 5.000%, 06/01/23	1,638

	Total Montana	3,390

	Nebraska — 0.0% (g)
	Other Revenue — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,190

	Nevada — 0.0% (g)
	General Obligation — 0.0% (g)
705	Clark County School District, Series A, GO, 5.500%, 06/15/17	750

	New Jersey — 1.7%
	Certificate of Participation/Lease — 0.1%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,710
3,300	Series A, COP, 5.000%, 06/15/21	3,569

		6,279

	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
6,500	Series XX, Rev., 5.000%, 06/15/19	7,064
9,500	Series XX, Rev., 5.000%, 06/15/21	10,529
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,320

		22,913

	General Obligation — 0.6%
10,400	Borough of Carteret, Middlesex County, GO, 2.000%, 02/03/17	10,529
5,000	Borough of Freehold, Monmouth County, Series A, GO, 2.000%, 12/02/16	5,046
6,686	Clinton Township, GO, 2.000%, 01/25/17	6,766
4,400	Township of Howell, Monmouth County, Series A, GO, 1.500%, 10/21/16	4,426

		26,767

	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,662
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,249

		6,911

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Prerefunded — 0.0% (g)
50	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/16 (p)	51

	Transportation — 0.2%
4,750	New Jersey State Turnpike Authority, Rev., 3.375%, 01/01/31	4,839
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	522
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,669

		11,030

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,341
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,486
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,560
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,753

		6,140

	Total New Jersey	80,091

	New Mexico — 0.6%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
285	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	300
860	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	909
1,090	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,158

		2,367

	Other Revenue — 0.3%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28	1,126
1,150	Rev., 5.000%, 06/01/29	1,384
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,297
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,937
1,645	Series B, Rev., 5.000%, 06/01/21	1,796
1,890	Series B, Rev., 5.000%, 06/01/26	2,055
2,050	Series B, Rev., 5.000%, 06/01/28	2,221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,767

		13,583

	Transportation — 0.2%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,711

	Total New Mexico	27,661

	New York — 19.8%
	Education — 0.3%
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,627
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,855
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,796

		13,278

	General Obligation — 1.5%
6,321	City of Auburn, Cayuga County, Series A, GO, 1.000%, 07/06/16 (w)	6,329
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,710
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,777
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,767
15	Series J, GO, 5.000%, 06/01/21	15
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	111
2,012	Lakeland Central School District, Westchester County, GO, 2.000%, 08/26/16	2,025
7,000	Maine-Endwell Centeral School District, Broome and Tioga Counties, GO, 1.500%, 07/22/16	7,029
	Owego Apalachin New York Central School District, Tioga County,
9,400	GO, 1.000%, 06/20/16	9,414
4,100	Series B, GO, 1.750%, 10/28/16	4,129
3,545	South Colonie New York Central School District, Albany and Schenectady counties, GO, 1.500%, 07/15/16	3,559
6,520	Town of Grand Island, Erie County, GO, 1.500%, 10/13/16	6,563

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — continued
8,000	Town of Lancaster, Erie County, GO, 1.500%, 07/28/16	8,035
1,000	Town of Leray, Jefferson County, GO, 2.000%, 12/08/16	1,007
3,192	Town of Southampton, Suffolk County, GO, 2.000%, 02/23/17	3,235

		72,705

	Other Revenue — 10.2%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,352
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	6,049
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,417
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,280
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,255
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,420
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	4,027
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,451
3,835	Series B, Rev., 5.000%, 02/01/26	4,522
7,020	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/22	8,104
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,583
	New York Convention Center Development Corporation, Hotel Unit fee Secured,
4,610	Rev., 5.000%, 11/15/24	5,758
2,250	Rev., 5.000%, 11/15/25	2,839
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,092
4,050	Series C, Rev., 5.000%, 04/01/17	4,256

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,730
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,420
20,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 5.000%, 03/15/33	23,575
	New York State Dormitory Authority, State Sales Tax,
26,300	Series A, Rev., 5.000%, 03/15/21	31,557
12,400	Series A, Rev., 5.000%, 03/15/25	15,549
5,500	Series A, Rev., 5.000%, 03/15/30	6,660
5,000	Series A, Rev., 5.000%, 03/15/31	6,011
22,225	Series A, Rev., 5.000%, 03/15/32	26,573
14,815	Series B, Rev., 5.000%, 03/15/27	18,833
7,420	Series B, Rev., 5.000%, 03/15/29	9,223
8,000	Series B, Rev., 5.000%, 03/15/30	9,878
31,840	Series B, Rev., 5.000%, 03/15/31	38,986
10,000	Series B, Rev., 5.000%, 03/15/33	12,121
13,080	Series B, Rev., 5.000%, 03/15/39	15,499
18,300	New York State Dormitory Authority, State Sales Tax, Group A, Series B, Rev., 5.000%, 03/15/34	22,094
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	648
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,421
2,000	Series A, Rev., 5.000%, 05/15/28	2,392
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	11,266
5,635	Series A, Rev., 5.000%, 06/15/25	7,085
4,345	Series B, Rev., 5.000%, 06/15/27	5,209
7,280	Series D, Rev., 5.000%, 06/15/25	8,913
5,325	Series D, Rev., 5.000%, 06/15/27	6,458
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	7,945
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,521
7,820	Series D, Rev., 5.500%, 01/01/19	8,847

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
	Sales Tax Asset Receivable Corp.,
665	Series A, Rev., 5.000%, 10/15/25	842
2,500	Series A, Rev., 5.000%, 10/15/26	3,139
3,785	Series A, Rev., 5.000%, 10/15/29	4,660
12,500	Series A, Rev., 5.000%, 10/15/31	15,226
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,123
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	31,098
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,096
	Utility Debt Securitization Authority,
1,500	Series TE, Rev., 5.000%, 12/15/29	1,827
4,250	Series TE, Rev., 5.000%, 12/15/41	4,969

		479,799

	Prerefunded — 0.4%
100	New York City Transitional Finance Authority, Series B, Rev., 4.750%, 05/01/17 (p)	105
5,640	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	6,475
200	New York State Dormitory Authority, State Personal Income Tax, Prerefunded, Series D, Rev., 5.000%, 09/15/16 (p)	205
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	1,379
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/17 (p)	5,325
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,494

		18,983

	Special Tax — 4.1%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	5,772
10,000	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Rev., 5.500%, 04/01/19	11,474
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	5,449

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — continued
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	24,367
7,000	Series A, Rev., 5.000%, 03/15/27	8,657
10,000	Series A, Rev., 5.000%, 02/15/28	12,126
20,000	Series A, Rev., 5.000%, 12/15/28	24,109
5,000	Series A, Rev., 5.000%, 02/15/29	6,023
4,900	Series A, Rev., 5.000%, 12/15/29	5,907
3,000	Series A, Rev., 5.000%, 02/15/43	3,452
9,000	Series B, Rev., 5.000%, 03/15/24	10,855
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
1,425	Series A, Rev., 5.250%, 02/15/27	1,602
1,255	Series D, Rev., 5.000%, 03/15/17	1,288
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,454
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.000%, 03/15/26	12,797
17,000	Series A, Rev., 5.250%, 03/15/19	19,278
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,081
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,685
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,528
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,705
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,554

		191,163

	Transportation — 1.8%
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	13,470
3,000	Subseries C-1, Rev., 5.000%, 11/15/35	3,524
6,000	Subseries C-1, Rev., 5.250%, 11/15/29	7,417
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	22,594
2,050	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/17	2,149
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,577

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — continued
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,554
5,000	Rev., 5.000%, 05/01/33	5,716
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,833
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
8,860	Series B, Rev., Zero Coupon, 11/15/32	5,147
2,500	Series B, Rev., 5.000%, 11/15/30	3,008

		86,989

	Utility — 1.4%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,210
	Utility Debt Securitization Authority,
24,730	Rev., 5.000%, 12/15/27	31,303
15,250	Rev., 5.000%, 12/15/36	18,426
5,000	Rev., 5.000%, 12/15/37	6,017
3,500	Series TE, Rev., 5.000%, 12/15/32	4,204

		66,160

	Water & Sewer — 0.1%
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,543
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,904

		6,447

	Total New York	935,524

	North Carolina — 1.6%
	General Obligation — 0.9%
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,391
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	23,119
15,000	Series B, GO, 5.000%, 06/01/19	17,060

		42,570

	Other Revenue — 0.4%
	City of Raleigh,
915	Rev., 5.000%, 02/01/23	1,121
495	Rev., 5.000%, 02/01/24	614

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
985	Rev., 5.000%, 02/01/27	1,227
925	Rev., 5.000%, 02/01/29	1,137
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	477
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,309
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,645
3,500	Rev., 5.000%, 06/01/19	3,962
1,365	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/19	1,460

		17,952

	Prerefunded — 0.3%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,374
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	5,418
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	872
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.000%, 05/01/19 (p)	5,657

		15,321

	Total North Carolina	75,843

	Ohio — 1.6%
	Education — 0.1%
2,475	Ohio Higher Educational Facility, Unrefunded Balance, Rev., 5.000%, 11/01/19	2,660

	General Obligation — 0.0% (g)
500	City of Dublin, Various Purpose, GO, 5.000%, 12/01/25	647

	Housing — 0.0% (g)
145	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	146

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
3,360	Rev., 5.000%, 12/01/24	4,261
1,050	Series A, Rev., 5.000%, 06/01/22	1,288
2,815	Series A, Rev., 5.000%, 12/01/22	3,494
9,250	Series A, Rev., 5.000%, 06/01/24	11,644
4,135	Series A, Rev., 5.000%, 06/01/26	5,317

		26,004

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.4%
	County of Cuyahoga, Sports Facilties Improvement Project,
835	Rev., 5.000%, 12/01/24	1,017
500	Rev., 5.000%, 12/01/25	603
1,000	Rev., 5.000%, 12/01/26	1,202
500	Rev., 5.000%, 12/01/27	597
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	828
750	Rev., 5.000%, 02/01/20	848
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,954
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,368
750	Series A, Rev., 5.750%, 07/01/28	896
1,400	Series A, Rev., 5.750%, 07/01/33	1,636
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., 5.000%, 12/01/21	124
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,886
2,000	Series B, Rev., 5.000%, 10/01/24	2,292
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/29	1,788

		21,039

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,500
885	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/17 (p)	953
820	Ohio Higher Educational Facility, Rev., 5.000%, 11/01/17 (p)	880

		9,333

	Transportation — 0.0% (g)
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,295

	Water & Sewer — 0.3%
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,463

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
9,800	Rev., 4.000%, 11/15/49	10,144
1,500	Rev., 5.000%, 11/15/26	1,854

		14,461

	Total Ohio	76,585

	Oklahoma — 0.4%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,308
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	7,871

		9,179

	Housing — 0.0% (g)
175	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	186

	Transportation — 0.2%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,727
5,000	Series A, Rev., 5.000%, 01/01/25	5,888

		10,615

	Total Oklahoma	19,980

	Oregon — 0.4%
	General Obligation — 0.1%
	Reynolds School District No. 7, Multnomah County,
1,795	Series A, GO, 5.000%, 06/15/21	2,157
2,230	Series A, GO, 5.000%, 06/15/22	2,736

		4,893

	Prerefunded — 0.1%
3,885	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/19 (p)	4,390

	Utility — 0.1%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	6,768

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,777

	Total Oregon	18,828

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Pennsylvania — 0.8%
	General Obligation — 0.3%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,280
2,000	GO, AGM, 5.000%, 04/01/26	2,206
2,000	GO, AGM, 5.375%, 04/01/27	2,224
500	GO, AGM, 5.500%, 04/01/24	559
	County of Bucks,
500	GO, 5.000%, 05/01/24 (w)	628
150	GO, 5.000%, 05/01/25 (w)	191
310	GO, 5.000%, 05/01/26 (w)	399
325	GO, 5.000%, 05/01/27 (w)	412
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,432
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,790

		14,121

	Hospital — 0.2%
5,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/16	5,116
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.057%, 12/01/24	4,882

		9,998

	Prerefunded — 0.3%
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/18 (p)	1,093
	Pennsylvania Higher Educational Facilities Authority,
5,000	Series A, Rev., 5.000%, 09/01/19 (p)	5,723
5,000	Series AE, Rev., NATL-RE, 5.000%, 06/15/16 (p)	5,070
3,465	State Public School Building Authority, Delaware County Community College Project,Rev., AGM, 5.000%, 04/01/18 (p)	3,773

		15,659

	Total Pennsylvania	39,778

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,161

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,226

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,141

	Total Rhode Island	3,367

	South Carolina — 1.7%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,189
1,505	Rev., 5.000%, 12/01/23	1,805

		2,994

	General Obligation — 1.1%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	696
1,250	Horry County School District, Series A, GO, SCSDE, 5.000%, 03/01/23	1,542
250	School District No. 1 of Spartanburg County, Series D, GO, SCSDE, 4.000%, 03/01/17	259
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,373
	York County School District No. 1,
3,620	GO, SCSDE, 5.000%, 03/01/20	4,203
3,790	GO, SCSDE, 5.000%, 03/01/21	4,521
4,260	GO, SCSDE, 5.000%, 03/01/22	5,188
4,985	GO, SCSDE, 5.000%, 03/01/23	6,160
5,960	GO, SCSDE, 5.000%, 03/01/26	7,615
6,270	GO, SCSDE, 5.000%, 03/01/27	7,976

		49,533

	Housing — 0.0% (g)
460	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	480

	Prerefunded — 0.3%
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/16 (p)	4,136
10,415	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	11,799

		15,935

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,769

	Total South Carolina	78,711

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Tennessee — 0.5%
	General Obligation — 0.4%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,652
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,949
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.000%, 07/01/30	6,731

		20,332

	Utility — 0.1%
925	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	982
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,035

		2,017

	Total Tennessee	22,349

	Texas — 5.9%
	Education — 0.6%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,475
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,546
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,563
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	13,355
2,000	Series A, Rev., 5.250%, 08/15/20	2,223
2,030	University of Texas System, Board of Regents, Financing System, Green Bonds, Series B, Rev., 5.000%, 08/15/26	2,617

		28,779

	General Obligation — 2.1%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,193
6,000	City of Dallas, GO, 5.000%, 02/15/23	7,395
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,098
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,253
2,600	Series A, GO, 5.000%, 03/01/29	3,114
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,372
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,080
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	6,008
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	10,022

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,606
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,166
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,878
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,129
3,000	GO, 5.000%, 08/15/20	3,378
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,850
2,195	Longview Independent School District, School Building, Unrefunded Balance, GO, 5.000%, 02/15/20	2,431
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,328
11,250	Series A, GO, 5.000%, 10/01/25	14,182
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,286
3,475	Series A, GO, 5.000%, 10/01/18	3,863
2,000	Series A, GO, 5.000%, 10/01/20	2,297

		96,929

	Other Revenue — 1.6%
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	359
305	Rev., 5.000%, 12/01/28	362
360	Rev., 5.000%, 12/01/29	425
270	Rev., 5.000%, 12/01/30	318
430	Rev., 5.000%, 12/01/31	504
540	Rev., 5.000%, 12/01/32	630
500	Rev., 5.000%, 12/01/34	580
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,702
5,115	Rev., 5.000%, 12/15/25	5,969
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,036
	Dallas Area Rapid Transit, Senior Lien,
6,825	Series A, Rev., 5.000%, 12/01/17	7,355
8,950	Series A, Rev., 5.000%, 12/01/18	9,996
2,500	Series A, Rev., 5.000%, 12/01/26	3,153
3,000	Series A, Rev., 5.000%, 12/01/28	3,726
1,500	Series A, Rev., 5.000%, 12/01/29	1,852
2,500	Series A, Rev., 5.000%, 12/01/30	3,070
4,250	Series A, Rev., 5.000%, 12/01/36	5,067

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,553
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,592
5,000	Series F, Rev., 5.000%, 11/01/24	6,069
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,649
2,690	Series A, Rev., 5.000%, 02/15/18	2,811
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	617
750	Rev., 5.000%, 09/01/20	860

		75,255

	Prerefunded — 0.8%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., Zero Coupon, 09/01/16 (p)	5,987
1,520	City of Houston, Combined Utility System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/17 (p)	1,633
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,624
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/17 (p)	1,093
1,175	GO, AGM, 4.500%, 02/15/17 (p)	1,221
1,055	GO, AGM, 4.700%, 02/15/17 (p)	1,098
6,765	County of El Paso, GO, 5.000%, 02/15/17 (p)	7,058
4,080	County of Harris, Pasadena Independent School District, School Building, GO, PSF-GTD, 4.750%, 02/15/17 (p)	4,248
1,700	County of Tarrant, Eagle Mountain—Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,809
	Dallas Area Rapid Transit, Senior Lien,
4,180	Rev., AMBAC, 5.000%, 12/01/16 (p)	4,325
6,195	Rev., 5.000%, 12/01/18 (p)	6,918
335	Longview Independent School District, School Building, GO, 5.000%, 08/15/18 (p)	370

		39,384

	Transportation — 0.3%
5,000	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/21	5,660
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,032

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,194
3,000	Series A, Rev., 5.500%, 09/01/41	3,547
3,000	Series A, Rev., 6.000%, 09/01/41	3,638

		15,071

	Utility — 0.4%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,273
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.000%, 11/15/19	259
240	Series A, Rev., AGM, 5.000%, 11/15/20	259
6,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	7,657
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,535
3,800	Series A, Rev., 5.000%, 05/15/28	4,340

		18,323

	Water & Sewer — 0.1%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,257
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,504

		5,761

	Total Texas	279,502

	Utah — 0.6%
	Education — 0.2%
	University of Utah,
730	Series A, Rev., 5.000%, 08/01/22 (w)	896
290	Series A, Rev., 5.000%, 08/01/23 (w)	360
500	Series A, Rev., 5.000%, 08/01/24 (w)	627
935	Series A, Rev., 5.000%, 08/01/25 (w)	1,188
1,300	Series A, Rev., 5.000%, 08/01/26 (w)	1,632
2,500	Series A, Rev., 5.000%, 08/01/27 (w)	3,111

		7,814

	General Obligation — 0.1%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,199
3,950	Series C, GO, 5.000%, 04/01/20	4,585

		5,784

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.0% (g)
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,107

	Water & Sewer — 0.3%
	Metropolitan Water District of Salt Lake & Sandy,
9,400	Series A, Rev., 5.000%, 07/01/28	10,544
2,000	Series A, Rev., 5.000%, 07/01/29	2,379

		12,923

	Total Utah	27,628

	Virginia — 2.4%
	Education — 0.1%
495	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A, Rev., 5.000%, 09/01/16	507
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,238

		6,745

	General Obligation — 1.0%
5,000	City of Hampton, Public Improvement, Series B, GO, 5.000%, 09/01/26	6,466
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,182
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,387
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,865
	Fairfax County, Public Improvement,
13,405	Series A, GO, 4.000%, 10/01/28	15,571
7,810	Series A, GO, 5.000%, 10/01/33	9,643

		48,114

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.000%, 03/01/25	2,420
5,110	Series B, Rev., 5.000%, 07/15/24	6,381
2,635	Series B, Rev., 5.000%, 07/15/25	3,332

		12,133

	Other Revenue — 0.5%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,537

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	Virginia Resources Authority, Clean Water State Revolving Fund,
7,390	Rev., 5.500%, 10/01/22	9,379
8,690	Series B, Rev., 5.000%, 10/01/21	10,543

		24,459

	Prerefunded — 0.2%
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A, Rev., 5.000%, 09/01/16 (p)	5
6,865	Virginia Commonwealth Transportation Board, Oak Grove Connector, Series A, Rev., 5.000%, 05/15/16 (p)	6,934
2,565	Virginia Commonwealth Transportation Board, Transportation District Program, Series B, Rev., 5.000%, 05/15/16 (p)	2,591

		9,530

	Transportation — 0.1%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	621
400	Rev., 5.000%, 06/01/24	502
2,035	Rev., 5.000%, 06/01/33	2,407
2,285	Rev., 5.000%, 06/01/34	2,694

		6,224

	Utility — 0.1%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,253

	Water & Sewer — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,505

	Total Virginia	112,963

	Washington — 2.4%
	General Obligation — 1.3%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,266
5,000	State of Washington, Motor Vehicle Fuel Tax, Series R-2015H, GO, 5.000%, 07/01/30	6,007
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,219
2,395	Series B & AT-7, GO, 6.400%, 06/01/17	2,488
14,300	Series C, GO, 5.000%, 02/01/34	17,132
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,331
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,515
4,465	Series R-2015A, GO, 4.000%, 07/01/26	5,128

		60,086

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.7%
500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	579
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,723
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	19,097
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,210
1,150	Series A, Rev., 5.000%, 01/01/23	1,414
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,277
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,984

		34,284

	Prerefunded — 0.2%
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,377
5,015	State of Washington, Various Purpose, Series C, GO, 5.000%, 02/01/19 (p)	5,626
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,830

		10,833

	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/32	4,688
1,000	Series B, Rev., 5.000%, 03/01/34	1,165

		5,853

	Water & Sewer — 0.1%
2,495	County of King, Sewer, Series A, Rev., 5.000%, 07/01/27	3,129

	Total Washington	114,185

	West Virginia — 0.5%
	Education — 0.1%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,123
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,120

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	992
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	976

		6,211

	General Obligation — 0.0% (g)
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,010

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,353
320	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	329

		12,682

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,130
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,426

		2,556

	Total West Virginia	23,459

	Wisconsin — 1.0%
	Education — 0.1%
5,000	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19	5,218

	General Obligation — 0.5%
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	6,226
15,680	State of Wisconsin, Unrefunded Balance, Series A, GO, 5.000%, 05/01/23	18,755

		24,981

	Prerefunded — 0.4%
13,190	State of Wisconsin, Series A, GO, 5.250%, 05/01/21 (p)	15,861
370	State of Wisconsin, Prerefunded, Series A, GO, 5.000%, 05/01/21 (p)	440

		16,301

	Total Wisconsin	46,500

	Total Municipal Bonds (Cost $4,119,272)	4,390,858

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 7.7%
	Investment Company — 7.7%
361,404	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $361,404)	361,404

	Total Investments — 100.6% (Cost $4,480,676)	4,752,262
	Liabilities in Excess of Other Assets — (0.6)%	(29,789)

	NET ASSETS — 100.0%	$4,722,473

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.7% (t)
	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,078
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,377

	Total New Jersey	2,455

	New York — 97.6%
	Education — 6.3%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,442
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,514
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,620
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,109
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,243
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,666
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	2,017
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,972
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,565
	New York State Dormitory Authority, School Districts, Building Finance Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/24	1,128
400	Series F, Rev., NATL-RE, 6.500%, 10/01/20	446
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,226
2,415	New York State Dormitory Authority, Unrefunded Balance, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/20	2,454
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,259

		28,661

	General Obligation — 13.7%
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,990	City of New York, Series G, GO, 5.000%, 08/01/20	3,003
	City of New York, Fiscal Year 2008,
3,985	Series A-1, GO, 5.000%, 08/01/18	4,244
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,270
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,327
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,217
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,258
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,133
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,995
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.000%, 08/01/28	2,428
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,421
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,495
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,674
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,041
765	Series B, GO, 5.000%, 12/15/22	943
500	Series B, GO, 5.000%, 12/15/23	609
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,100
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17	730
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,096
	Nassau County, General Improvement,
1,000	Series A, GO, 5.000%, 01/01/25	1,222
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,874
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,557
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,064
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,110
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,133
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,596

		61,746

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.5%
2,000	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group, Series A, Rev., 5.000%, 07/01/26	2,281

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,833

	Other Revenue — 25.5%
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/20	74
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,123
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,681
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,156
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,685
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,487
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,662
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,377
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,782
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,628
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,936
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,198
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,195
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	258
335	Series B, Rev., 5.000%, 11/01/18	353
1,465	Series B, Rev., 5.000%, 11/01/20	1,543
1,545	Subseries A-1, Rev., 5.000%, 05/01/26	1,748

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
2,000	New York Convention Center Development Corporation, Hotel Unit Fee, Rev., 5.000%, 11/15/30	2,431
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,154
2,500	Series A, Rev., 5.000%, 04/01/20	2,729
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,447
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,257
370	Rev., NATL-RE, 5.750%, 07/01/19	428
4,875	Series A2, Rev., 5.000%, 07/01/26	5,358
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,139
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,219
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,248
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	3,045
3,100	Series A, Rev., 5.000%, 03/15/31	3,727
2,000	Series A, Rev., 5.000%, 03/15/32	2,391
2,500	Series B, Rev., 5.000%, 03/15/32	3,042
2,500	Series B, Rev., 5.000%, 03/15/33	3,030
320	New York State Dormitory Authority, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	327
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,938
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,212
3,000	Series B, Rev., 5.250%, 01/01/25	3,312
7,000	Series C, Rev., 5.000%, 01/01/25	7,689
1,500	Series D, Rev., 5.375%, 01/01/21	1,698
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	6,156
2,500	Series A, Rev., 5.000%, 10/15/30	3,065

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	41

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,070	TSASC, Inc., Tobacco Settlement, Asset-Backed, Rev., 4.750%, 06/01/22	1,072
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,249
1,000	Series A, Rev., 5.000%, 07/01/23	1,123

		115,372

	Prerefunded — 7.0%
15	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17 (p)	16
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	791
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.625%, 04/01/19 (p)	2,292
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 05/15/19 (p)	1,062
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	3,301
1,145	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series B, Rev., 5.000%, 05/01/17 (p)	1,205
85	New York State Dormitory Authority, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/16 (p)	86
5	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series B, Rev., 6.000%, 08/15/16 (p)	5
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	17
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17 (p)	1,941
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution, Series B, Rev., 5.500%, 10/15/25 (p)	5,420
	Triborough Bridge & Tunnel Authority,
6,305	Series A, Rev., 5.000%, 11/15/17 (p)	6,786
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	631
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,446
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,442

		31,441

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — 14.8%
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/30	6,059
3,985	Series A, Rev., 5.250%, 02/15/23	4,507
2,000	Series B, Rev., 5.000%, 03/15/20	2,262
3,100	Series C, Rev., 5.000%, 03/15/24	3,375
1,500	Series A, Rev., 5.000%, 12/15/28	1,808
1,715	Series E, Rev., 5.000%, 02/15/29	2,034
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,124
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,448
2,890	Series A, Rev., 5.000%, 03/15/26	3,230
2,705	Series A, Rev., 5.000%, 03/15/27	3,019
	New York State Thruway Authority, State Personal Income Tax, Transportation,
1,325	Series A, Rev., 5.000%, 03/15/19	1,420
2,455	Series A, Rev., 5.000%, 03/15/22	2,629
2,000	Series A, Rev., 5.000%, 03/15/28	2,311
3,700	Series A, Rev., 5.250%, 03/15/19	4,196
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.000%, 03/15/27	3,050
3,000	Series A, Rev., 5.000%, 03/15/31	3,573
2,500	Series A, Rev., 5.000%, 03/15/32	3,011
5,000	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/24	5,403
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,712
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	4,041
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,494

		66,706

	Transportation — 18.8%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/30	2,551
1,000	Series A, Rev., 5.100%, 11/15/23	1,117

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
1,000	Series A, Rev., 5.125%, 11/15/24	1,117
1,000	Series B, Rev., 5.250%, 11/15/22	1,161
2,000	Series B, Rev., 5.250%, 11/15/24	2,319
	Metropolitan Transportation Authority, Transportation,
2,550	Series A, Subseries A-1, Rev., 5.000%, 11/15/29	3,064
2,000	Series A-1, Rev., 5.000%, 11/15/32	2,386
2,000	Series C, Rev., 6.250%, 11/15/23	2,300
1,500	Subseries C-1, Rev., 5.250%, 11/15/30	1,848
2,000	Subseries D-1, Rev., 5.000%, 11/15/31	2,394
1,525	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Subseries C-1, Rev., 5.000%, 11/01/27	1,836
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,157
1,000	Series K, Rev., 5.000%, 01/01/28	1,211
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.000%, 04/01/22	1,636
6,000	Series A, Rev., 5.000%, 04/01/26	6,854
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,380
5,695	Series B, Rev., 5.000%, 04/01/22	6,328
5,000	Series B, Rev., 5.000%, 04/01/24	5,339
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,260
3,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,142
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,341
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,405
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,446
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,180
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,336
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,379
1,000	Port Authority of New York & New Jersey, Consolidated 189, Series 189, Rev., 5.000%, 05/01/30	1,219

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	1,043
1,010	Series C, Rev., 5.000%, 11/15/21	1,127
1,455	Series C, Rev., 5.000%, 11/15/23	1,622
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,128
3,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Subseries A, Rev., Zero Coupon, 11/15/32	1,806
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series A, Rev., 5.000%, 11/15/31	1,228
2,000	Series A, Rev., 5.000%, 11/15/33	2,430

		85,090

	Utility — 3.6%
	Long Island Power Authority, Electric System,
5,000	Series A, Rev., AGM, Zero Coupon, 06/01/21	4,621
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,024
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,415
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,695
	Utility Debt Securitization Authority,
2,500	Rev., 5.000%, 12/15/32	3,069
1,000	Series TE, Rev., 5.000%, 12/15/30	1,214

		16,038

	Water & Sewer — 6.3%
1,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series GG, Rev., 5.000%, 06/15/31	1,815
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,167
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,861
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,759
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,433
2,000	Series EE, Rev., 5.000%, 06/15/28	2,448

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	43

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,855
3,000	Series A, Rev., 5.000%, 06/15/30	3,645
2,000	Series A, Rev., 5.000%, 06/15/33	2,421

		28,404

	Total New York	440,572

	Ohio — 0.1%
	Housing — 0.1%
505	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	506

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,130

	Total Municipal Bonds (Cost $412,558)	445,663

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.1%
	Investment Company — 0.1%
551	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $551)	551

	Total Investments — 98.8% (Cost $413,109)	446,214
	Other Assets in Excess of Liabilities — 1.2%	5,432

	NET ASSETS — 100.0%	$451,646

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Note
GTD	— Guaranteed

IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TCRS	— Transferable Custodial Receipts
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 29, 2016.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	— When-issued security, delayed delivery security, or forward commitment.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	45

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$284,735		$4,390,858	$445,663
Investments in affiliates, at value	19,259		361,404	551

Total investment securities, at value	303,994		4,752,262	446,214
Receivables:
Investment securities sold	—		674	—
Fund shares sold	209		8,463	990
Interest from non-affiliates	2,911		44,740	5,581
Dividends from affiliates	—	(a)	3	—	(a)

Total Assets	307,114		4,806,142	452,785

LIABILITIES:
Payables:
Investment securities purchased – delayed delivery securities	2,862		70,241	—
Fund shares redeemed	332		11,382	787
Accrued liabilities:
Investment advisory fees	61		1,049	107
Administration fees	17		309	30
Distribution fees	49		88	94
Shareholder servicing fees	14		405	46
Custodian and accounting fees	5		48	6
Trustees’ and Chief Compliance Officer’s fees	—		6	1
Other	52		141	68

Total Liabilities	3,392		83,669	1,139

Net Assets	$303,722		$4,722,473	$451,646

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$282,222	$4,447,536	$417,742
Accumulated undistributed (distributions in excess of) net investment income	56	806	81
Accumulated net realized gains (losses)	(2)	2,545	718
Net unrealized appreciation (depreciation)	21,446	271,586	33,105

Total Net Assets	$303,722	$4,722,473	$451,646

Net Assets:
Class A	$80,036	$237,863	$169,816
Class C	57,360	68,725	102,109
Institutional Class	132,816	4,084,711	133,646
Select Class	33,510	331,174	46,075

Total	$303,722	$4,722,473	$451,646

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,177	21,044	23,932
Class C	5,186	6,224	14,396
Institutional Class	12,160	367,464	18,754
Select Class	3,006	29,727	6,464

Net Asset Value: (a)
Class A — Redemption price per share	$11.15	$11.30	$7.10
Class C — Offering price per share (b)	11.06	11.04	7.09
Institutional Class—Offering and redemption price per share	10.92	11.12	7.13
Select Class—Offering and redemption price per share	11.15	11.14	7.13
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.58	$11.74	$7.38

Cost of investments in non-affiliates	$263,289	$4,119,272	$412,558
Cost of investments in affiliates	19,259	361,404	551

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,498	$131,518	$16,766
Dividend income from affiliates	1	39	1

Total investment income	9,499	131,557	16,767

EXPENSES:
Investment advisory fees	844	12,291	1,360
Administration fees	231	3,358	372
Distribution fees:
Class A	200	585	423
Class B (a)	—	2	2
Class C	400	525	746
Shareholder servicing fees:
Class A	200	585	423
Class B (a)	—	1	— (b)
Class C	134	175	249
Institutional Class	116	3,462	136
Select Class	79	827	122
Custodian and accounting fees	59	136	58
Professional fees	56	101	61
Trustees’ and Chief Compliance Officer’s fees	2	38	4
Printing and mailing costs	9	94	18
Registration and filing fees	18	134	30
Transfer agent fees (See Note 2.D.)	9	48	20
Sub-transfer agent fees (See Note 2.D.)	25	454	63
Other	7	37	9

Total expenses	2,389	22,853	4,096

Less fees waived	(494)	(894)	(394)
Less expense reimbursements	(73)	—	—

Net expenses	1,822	21,959	3,702

Net investment income (loss)	7,677	109,598	13,065

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	172	4,013	1,606
Distributions of capital gains received from investment company affiliates	1	28	— (b)
Change in net unrealized appreciation/depreciation of investments in non-affiliates	548	15,675	(3,702)

Net realized/unrealized gains (losses)	721	19,716	(2,096)

Change in net assets resulting from operations	$8,398	$129,314	$10,969

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,677	$7,685	$109,598	$106,746
Net realized gain (loss)	172	142	4,013	11,201
Distributions of capital gains received from investment company affiliates	1	1	28	12
Change in net unrealized appreciation/depreciation	548	3,204	15,675	15,245

Change in net assets resulting from operations	8,398	11,032	129,314	133,204

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,253)	(2,272)	(5,807)	(5,076)
From net realized gains	(85)	(113)	(395)	(314)
Class B (a)
From net investment income	—	—	(4)	(19)
From net realized gains	—	—	—	(2)
Class C
From net investment income	(1,250)	(1,231)	(1,273)	(1,361)
From net realized gains	(59)	(76)	(119)	(111)
Institutional Class
From net investment income	(3,463)	(3,320)	(96,174)	(90,792)
From net realized gains	(137)	(172)	(6,612)	(4,696)
Select Class
From net investment income	(915)	(835)	(8,830)	(9,380)
From net realized gains	(36)	(41)	(562)	(493)

Total distributions to shareholders	(8,198)	(8,060)	(119,776)	(112,244)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	22,173	27,759	798,658	290,067

NET ASSETS:
Change in net assets	22,373	30,731	808,196	311,027
Beginning of period	281,349	250,618	3,914,277	3,603,250

End of period	$303,722	$281,349	$4,722,473	$3,914,277

Accumulated undistributed (distributions in excess of) net investment income	$56	$260	$806	$3,296

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,065	$14,378
Net realized gain (loss)	1,606	5,002
Distributions of capital gains received from investment company affiliates	— (a)	1
Change in net unrealized appreciation/depreciation	(3,702)	(6,024)

Change in net assets resulting from operations	10,969	13,357

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(5,107)	(5,500)
From net realized gains	(1,602)	(1,259)
Class B (b)
From net investment income	(4)	(20)
From net realized gains	—	(6)
Class C
From net investment income	(2,314)	(2,467)
From net realized gains	(976)	(735)
Institutional Class
From net investment income	(4,447)	(4,855)
From net realized gains	(1,351)	(1,082)
Select Class
From net investment income	(1,521)	(1,600)
From net realized gains	(460)	(381)

Total distributions to shareholders	(17,782)	(17,905)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(20,973)	(11,843)

NET ASSETS:
Change in net assets	(27,786)	(16,391)
Beginning of period	479,432	495,823

End of period	$451,646	$479,432

Accumulated undistributed (distributions in excess of) net investment income	$81	$409

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,571	$16,677	$63,648	$82,925
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	47,869
Distributions reinvested	2,298	2,327	5,434	4,318
Cost of shares redeemed	(18,262)	(20,966)	(74,567)	(70,161)
Conversion from Class B Shares	—	—	736	4

Change in net assets resulting from Class A capital transactions	$(393)	$(1,962)	$(4,749)	$64,955

Class B (a)
Proceeds from shares issued	$—	$—	$— (b)	$1
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	536
Distributions reinvested	—	—	4	19
Cost of shares redeemed	—	—	(199)	(604)
Conversion to Class A Shares	—	—	(736)	(4)

Change in net assets resulting from Class B capital transactions	$—	$—	$(931)	$(52)

Class C
Proceeds from shares issued	$11,790	$9,520	$9,312	$9,287
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	13,417
Distributions reinvested	1,122	1,127	1,234	1,280
Cost of shares redeemed	(9,342)	(8,911)	(16,739)	(16,585)

Change in net assets resulting from Class C capital transactions	$3,570	$1,736	$(6,193)	$7,399

Institutional Class
Proceeds from shares issued	$55,976	$36,635	$1,705,088	$860,370
Distributions reinvested	2,079	1,890	28,748	24,682
Cost of shares redeemed	(43,673)	(11,959)	(909,751)	(686,858)

Change in net assets resulting from Institutional Class capital transactions	$14,382	$26,566	$824,085	$198,194

Select Class
Proceeds from shares issued	$11,598	$15,264	$74,239	$80,697
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	72,932
Distributions reinvested	440	463	5,034	5,181
Cost of shares redeemed	(7,424)	(14,308)	(92,827)	(139,239)

Change in net assets resulting from Select Class capital transactions	$4,614	$1,419	$(13,554)	$19,571

Total change in net assets resulting from capital transactions	$22,173	$27,759	$798,658	$290,067

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	1,407	1,497	5,678	7,335
Shares issued in connection with Fund reorganization (See Note 8)	—	—	—	4,225
Reinvested	208	209	486	383
Redeemed	(1,656)	(1,882)	(6,662)	(6,217)
Conversion from Class B Shares	—	—	66	— (a)

Change in Class A Shares	(41)	(176)	(432)	5,726

Class B (b)
Issued	—	—	— (a)	— (a)
Shares issued in connection with Fund reorganization (See Note 8)	—	—	—	48
Reinvested	—	—	— (a)	2
Redeemed	—	—	(18)	(55)
Conversion to Class A Shares	—	—	(67)	— (a)

Change in Class B Shares	—	—	(85)	(5)

Class C
Issued	1,071	861	849	841
Shares issued in connection with Fund reorganization (See Note 8)	—	—	—	1,211
Reinvested	103	102	113	116
Redeemed	(854)	(808)	(1,530)	(1,503)

Change in Class C Shares	320	155	(568)	665

Institutional Class
Issued	5,150	3,365	154,369	77,465
Reinvested	192	173	2,610	2,222
Redeemed	(4,027)	(1,096)	(82,452)	(61,811)

Change in Institutional Class Shares	1,315	2,442	74,527	17,876

Select Class
Issued	1,051	1,371	6,710	7,244
Shares issued in connection with Fund reorganization (See Note 8)	—	—	—	6,528
Reinvested	40	42	456	466
Redeemed	(671)	(1,283)	(8,415)	(12,518)

Change in Select Class Shares	420	130	(1,249)	1,720

(a)	Amount rounds to less than 1,000 shares.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

	New York Tax Free Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$29,625	$39,065
Distributions reinvested	6,459	6,447
Cost of shares redeemed	(41,747)	(52,262)
Conversion from Class B Shares	600	1

Change in net assets resulting from Class A capital transactions	$(5,063)	$(6,749)

Class B (a)
Proceeds from shares issued	$—	$— (b)
Distributions reinvested	4	26
Cost of shares redeemed	(150)	(215)
Conversion to Class A Shares	(600)	(1)

Change in net assets resulting from Class B capital transactions	$(746)	$(190)

Class C
Proceeds from shares issued	$20,871	$15,725
Distributions reinvested	3,136	3,032
Cost of shares redeemed	(23,097)	(25,783)

Change in net assets resulting from Class C capital transactions	$910	$(7,026)

Institutional Class
Proceeds from shares issued	$31,710	$33,712
Distributions reinvested	3,628	3,598
Cost of shares redeemed	(45,476)	(38,528)

Change in net assets resulting from Institutional Class capital transactions	$(10,138)	$(1,218)

Select Class
Proceeds from shares issued	$6,974	$15,837
Distributions reinvested	929	972
Cost of shares redeemed	(13,839)	(13,469)

Change in net assets resulting from Select Class capital transactions	$(5,936)	$3,340

Total change in net assets resulting from capital transactions	$(20,973)	$(11,843)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	4,168	5,382
Reinvested	911	888
Redeemed	(5,876)	(7,181)
Conversion from Class B Shares	85	— (a)

Change in Class A Shares	(712)	(911)

Class B (b)
Issued	—	1
Reinvested	1	3
Redeemed	(22)	(30)
Conversion to Class A Shares	(84)	— (a)

Change in Class B Shares	(105)	(26)

Class C
Issued	2,936	2,164
Reinvested	442	418
Redeemed	(3,251)	(3,548)

Change in Class C Shares	127	(966)

Institutional Class
Issued	4,438	4,610
Reinvested	509	494
Redeemed	(6,365)	(5,271)

Change in Institutional Class Shares	(1,418)	(167)

Select Class
Issued	977	2,169
Reinvested	130	133
Redeemed	(1,938)	(1,842)

Change in Select Class Shares	(831)	460

(a)	Amount rounds to less than 1,000 shares.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Year Ended February 29, 2016	$11.14	$0.31	$0.02	$0.33	$(0.31)	$(0.01)	$(0.32)
Year Ended February 28, 2015	11.01	0.32	0.14	0.46	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.37	0.33	(0.26)	0.07	(0.33)	(0.10)	(0.43)
Year Ended February 28, 2013	11.27	0.29	0.10	0.39	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2012	10.43	0.33	0.84	1.17	(0.33)	—	(0.33)

Class C
Year Ended February 29, 2016	11.05	0.25	0.03	0.28	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2015	10.93	0.26	0.14	0.40	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2014	11.29	0.27	(0.25)	0.02	(0.28)	(0.10)	(0.38)
Year Ended February 28, 2013	11.19	0.23	0.11	0.34	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2012	10.36	0.27	0.84	1.11	(0.28)	—	(0.28)

Institutional Class
Year Ended February 29, 2016	10.92	0.31	0.03	0.34	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	10.80	0.33	0.14	0.47	(0.33)	(0.02)	(0.35)
Year Ended February 28, 2014	11.17	0.33	(0.26)	0.07	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.07	0.30	0.10	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.25	0.34	0.82	1.16	(0.34)	—	(0.34)

Select Class
Year Ended February 29, 2016	11.13	0.31	0.04	0.35	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2015	11.01	0.33	0.13	0.46	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.37	0.33	(0.25)	0.08	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.27	0.29	0.11	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.43	0.34	0.83	1.17	(0.33)	—	(0.33)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$11.15	3.08%	$80,036	0.60%	2.79%	0.94%	8%
11.14	4.22	80,396	0.60	2.88	0.96	4
11.01	0.74	81,386	0.59	2.98	0.96	7
11.37	3.55	108,158	0.58	2.57	0.95	21
11.27	11.38	84,031	0.59	3.04	0.97	7

11.06	2.58	57,360	1.10	2.28	1.46	8
11.05	3.67	53,763	1.10	2.38	1.46	4
10.93	0.24	51,468	1.09	2.47	1.46	7
11.29	3.05	81,461	1.08	2.07	1.45	21
11.19	10.81	69,057	1.09	2.54	1.47	7

10.92	3.16	132,816	0.50	2.88	0.54	8
10.92	4.33	118,395	0.50	2.98	0.55	4
10.80	0.78	90,732	0.49	3.08	0.56	7
11.17	3.72	83,122	0.48	2.68	0.56	21
11.07	11.49	29,325	0.49	3.15	0.57	7

11.15	3.23	33,510	0.55	2.83	0.72	8
11.13	4.22	28,795	0.55	2.93	0.71	4
11.01	0.79	27,032	0.54	3.02	0.71	7
11.37	3.58	68,124	0.53	2.58	0.70	21
11.27	11.44	174,585	0.54	3.09	0.72	7

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Year Ended February 29, 2016	$11.28	$0.28	$0.04	$0.32	$(0.28)	$(0.02)	$(0.30)
Year Ended February 28, 2015	11.21	0.29	0.09	0.38	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2014	11.50	0.29	(0.27)	0.02	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.53	0.29	(0.01)	0.28	(0.28)	(0.03)	(0.31)
Year Ended February 29, 2012	10.95	0.32	0.58	0.90	(0.31)	(0.01)	(0.32)

Class C
Year Ended February 29, 2016	11.02	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	10.96	0.21	0.09	0.30	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2014	11.25	0.21	(0.27)	(0.06)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2013	11.29	0.21	(0.01)	0.20	(0.21)	(0.03)	(0.24)
Year Ended February 29, 2012	10.73	0.24	0.57	0.81	(0.24)	(0.01)	(0.25)

Institutional Class
Year Ended February 29, 2016	11.10	0.30	0.05	0.35	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2015	11.03	0.32	0.09	0.41	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.32	0.32	(0.28)	0.04	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	11.36	0.32	(0.02)	0.30	(0.31)	(0.03)	(0.34)
Year Ended February 29, 2012	10.79	0.34	0.58	0.92	(0.34)	(0.01)	(0.35)

Select Class
Year Ended February 29, 2016	11.12	0.29	0.05	0.34	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.05	0.31	0.09	0.40	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.33	0.30	(0.27)	0.03	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.37	0.31	(0.02)	0.29	(0.30)	(0.03)	(0.33)
Year Ended February 29, 2012	10.80	0.33	0.58	0.91	(0.33)	(0.01)	(0.34)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$11.30	2.88%	$237,863	0.75%	2.48%	0.93%	15%
11.28	3.39	242,267	0.75	2.61	0.93	21
11.21	0.21	176,538	0.74	2.59	0.91	13
11.50	2.42	272,644	0.74	2.54	0.91	14
11.53	8.39	289,561	0.75	2.82	0.91	14

11.04	2.21	68,725	1.43	1.80	1.43	15
11.02	2.69	74,873	1.42	1.94	1.42	21
10.96	(0.46)	67,154	1.40	1.92	1.41	13
11.25	1.73	128,409	1.40	1.87	1.41	14
11.29	7.69	126,128	1.41	2.16	1.42	14

11.12	3.20	4,084,711	0.50	2.72	0.51	15
11.10	3.71	3,251,675	0.50	2.86	0.52	21
11.03	0.45	3,035,148	0.49	2.91	0.52	13
11.32	2.62	1,175,767	0.49	2.78	0.51	14
11.36	8.70	972,352	0.50	3.07	0.51	14

11.14	3.08	331,174	0.59	2.64	0.66	15
11.12	3.61	344,518	0.59	2.77	0.67	21
11.05	0.35	323,419	0.58	2.71	0.66	13
11.33	2.53	3,895,704	0.58	2.69	0.66	14
11.37	8.60	3,617,664	0.59	2.98	0.66	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Year Ended February 29, 2016	$7.20	$0.21	$(0.02)	$0.19	$(0.22)	$(0.07)	$(0.29)
Year Ended February 28, 2015	7.27	0.22	(0.01)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.55	0.23	(0.20)	0.03	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2013	7.56	0.21	(0.01)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.13	0.23	0.43	0.66	(0.23)	—	(0.23)

Class C
Year Ended February 29, 2016	7.20	0.16	(0.03)	0.13	(0.17)	(0.07)	(0.24)
Year Ended February 28, 2015	7.27	0.17	(0.01)	0.16	(0.18)	(0.05)	(0.23)
Year Ended February 28, 2014	7.55	0.17	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.56	0.16	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.13	0.18	0.43	0.61	(0.18)	—	(0.18)

Institutional Class
Year Ended February 29, 2016	7.23	0.23	(0.02)	0.21	(0.24)	(0.07)	(0.31)
Year Ended February 28, 2015	7.30	0.24	(0.01)	0.23	(0.25)	(0.05)	(0.30)
Year Ended February 28, 2014	7.58	0.25	(0.20)	0.05	(0.25)	(0.08)	(0.33)
Year Ended February 28, 2013	7.59	0.23	(0.01)	0.22	(0.23)	—	(0.23)
Year Ended February 29, 2012	7.16	0.25	0.43	0.68	(0.25)	—	(0.25)

Select Class
Year Ended February 29, 2016	7.23	0.22	(0.02)	0.20	(0.23)	(0.07)	(0.30)
Year Ended February 28, 2015	7.30	0.23	(0.02)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.58	0.23	(0.19)	0.04	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2013	7.59	0.22	(0.02)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.16	0.23	0.43	0.66	(0.23)	—	(0.23)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$7.10	2.67%	$169,816	0.75%	2.95%	0.94%	11%
7.20	2.93	177,407	0.75	3.09	0.94	12
7.27	0.42	185,794	0.75	3.07	0.94	2
7.55	2.61	261,565	0.74	2.79	0.93	7
7.56	9.41	259,552	0.75	3.10	0.94	5

7.09	1.81	102,109	1.45	2.26	1.45	11
7.20	2.20	102,672	1.44	2.40	1.44	12
7.27	(0.27)	110,690	1.44	2.38	1.44	2
7.55	1.96	175,902	1.42	2.10	1.43	7
7.56	8.63	160,321	1.44	2.41	1.44	5

7.13	2.93	133,646	0.50	3.21	0.54	11
7.23	3.17	145,832	0.50	3.34	0.54	12
7.30	0.67	148,468	0.50	3.37	0.54	2
7.58	2.88	74,702	0.49	3.04	0.53	7
7.59	9.59	43,753	0.50	3.35	0.54	5

7.13	2.78	46,075	0.65	3.06	0.70	11
7.23	3.01	52,763	0.65	3.19	0.69	12
7.30	0.50	49,915	0.64	3.16	0.69	2
7.58	2.71	180,147	0.66	2.85	0.68	7
7.59	9.40	331,634	0.69	3.17	0.69	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes.

Intermediate Tax free Bond Fund acquired all of the assets and liabilities of JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund in a reorganization on August 29, 2014. Please refer to Note 8 discussing the merger.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years and provided for a CDSC. Information relating to certain fees and other characteristics of the Class B Shares prior to June 19, 2015 is included in Note 3.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

62	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,259	$284,735	$—	$303,994

Intermediate Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$7,425	$—	$7,425
Other Revenue	—	11,026	—	11,026
Prerefunded	—	4,320	—	4,320

Total Alabama	—	22,771	—	22,771

Alaska
Other Revenue	—	24,656	—	24,656
Prerefunded	—	3,095	—	3,095

Total Alaska	—	27,751	—	27,751

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arizona
Certificate of Participation/Lease	$—	$23,319	$—	$23,319
Education	—	4,126	—	4,126
General Obligation	—	9,509	—	9,509
Hospital	—	3,822	—	3,822
Industrial Development Revenue/Pollution Control Revenue	—	1,018	—	1,018
Other Revenue	—	13,637	—	13,637
Prerefunded	—	17,509	—	17,509
Special Tax	—	531	—	531
Transportation	—	5,188	—	5,188
Utility	—	13,878	—	13,878
Water & Sewer	—	9,818	—	9,818

Total Arizona	—	102,355	—	102,355

California
Certificate of Participation/Lease	—	12,402	—	12,402
Education	—	78,747	—	78,747
General Obligation	—	355,149	—	355,149
Other Revenue	—	173,978	—	173,978
Prerefunded	—	66,064	—	66,064
Transportation	—	8,773	—	8,773
Utility	—	34,685	—	34,685
Water & Sewer	—	37,848	—	37,848

Total California	—	767,646	—	767,646

Colorado
Certificate of Participation/Lease	—	1,895	—	1,895
General Obligation	—	41,307	—	41,307
Other Revenue	—	5,489	—	5,489
Prerefunded	—	94,429	—	94,429

Total Colorado	—	143,120	—	143,120

Connecticut
General Obligation	—	45,087	—	45,087
Housing	—	2,728	—	2,728
Other Revenue	—	9,034	—	9,034
Transportation	—	8,606	—	8,606

Total Connecticut	—	65,455	—	65,455

Delaware
General Obligation	—	13,636	—	13,636
Prerefunded	—	1,941	—	1,941
Transportation	—	17,803	—	17,803

Total Delaware	—	33,380	—	33,380

District of Columbia
Other Revenue	—	6,320	—	6,320
Water & Sewer	—	7,766	—	7,766

Total District of Columbia	—	14,086	—	14,086

64	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Florida
General Obligation	$—	$38,713	$—	$38,713
Housing	—	1,959	—	1,959
Other Revenue	—	13,644	—	13,644
Prerefunded	—	9,902	—	9,902
Utility	—	1,718	—	1,718
Water & Sewer	—	601	—	601

Total Florida	—	66,537	—	66,537

Georgia
Education	—	2,303	—	2,303
General Obligation	—	25,047	—	25,047
Industrial Development Revenue/Pollution Control Revenue	—	4,039	—	4,039
Other Revenue	—	17,552	—	17,552
Prerefunded	—	5,412	—	5,412
Transportation	—	10,935	—	10,935
Utility	—	11,501	—	11,501
Water & Sewer	—	44,614	—	44,614

Total Georgia	—	121,403	—	121,403

Hawaii
General Obligation	—	24,204	—	24,204
Prerefunded	—	1,193	—	1,193
Transportation	—	15,668	—	15,668

Total Hawaii	—	41,065	—	41,065

Idaho
Prerefunded	—	13,727	—	13,727
Transportation	—	9,004	—	9,004

Total Idaho	—	22,731	—	22,731

Illinois
General Obligation	—	26,387	—	26,387
Other Revenue	—	12,945	—	12,945
Prerefunded	—	44,426	—	44,426
Utility	—	13,736	—	13,736
Water & Sewer	—	6,199	—	6,199

Total Illinois	—	103,693	—	103,693

Indiana
Education	—	6,388	—	6,388
Other Revenue	—	43,002	—	43,002
Transportation	—	3,112	—	3,112
Utility	—	2,357	—	2,357
Water & Sewer	—	1,175	—	1,175

Total Indiana	—	56,034	—	56,034

Iowa
General Obligation	—	8,722	—	8,722
Housing	—	5	—	5
Other Revenue	—	22,254	—	22,254

Total Iowa	—	30,981	—	30,981

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kansas
General Obligation	$—	$2,077	$—	$2,077
Other Revenue	—	4,377	—	4,377
Prerefunded	—	24,992	—	24,992
Transportation	—	61,031	—	61,031

Total Kansas	—	92,477	—	92,477

Kentucky
Education	—	7,529	—	7,529
Other Revenue	—	8,145	—	8,145
Prerefunded	—	11,410	—	11,410
Transportation	—	6,071	—	6,071
Water & Sewer	—	16,784	—	16,784

Total Kentucky	—	49,939	—	49,939

Louisiana
General Obligation	—	3,763	—	3,763
Housing	—	932	—	932
Other Revenue	—	16,054	—	16,054
Prerefunded	—	49,677	—	49,677

Total Louisiana	—	70,426	—	70,426

Maryland
Education	—	5,414	—	5,414
General Obligation	—	11,442	—	11,442
Private Placement	—	—	190	190
Special Tax	—	3,046	—	3,046
Transportation	—	10,467	—	10,467

Total Maryland	—	30,369	190	30,559

Massachusetts
Education	—	9,801	—	9,801
General Obligation	—	152,106	—	152,106
Other Revenue	—	42,399	—	42,399
Prerefunded	—	2,122	—	2,122
Transportation	—	10,133	—	10,133
Water & Sewer	—	3,941	—	3,941

Total Massachusetts	—	220,502	—	220,502

Michigan
Education	—	29,060	—	29,060
General Obligation	—	20,974	—	20,974
Other Revenue	—	20,754	—	20,754
Utility	—	5,430	—	5,430
Water & Sewer	—	16,401	—	16,401

Total Michigan	—	92,619	—	92,619

Minnesota
General Obligation	—	26,034	—	26,034
Other Revenue	—	1,084	—	1,084

Total Minnesota	—	27,118	—	27,118

Mississippi
Prerefunded	—	34,412	—	34,412

66	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Missouri
General Obligation	$—	$733	$—	$733
Housing	—	539	—	539
Other Revenue	—	13,299	—	13,299
Prerefunded	—	15,164	—	15,164
Transportation	—	66,773	—	66,773
Utility	—	39,912	—	39,912
Water & Sewer	—	14,933	—	14,933

Total Missouri	—	151,353	—	151,353

Montana
Transportation	—	3,390	—	3,390

Nebraska
Other Revenue	—	2,190	—	2,190

Nevada
General Obligation	—	750	—	750

New Jersey
Certificate of Participation/Lease	—	6,279	—	6,279
Education	—	22,913	—	22,913
General Obligation	—	26,767	—	26,767
Other Revenue	—	6,911	—	6,911
Prerefunded	—	51	—	51
Transportation	—	11,030	—	11,030
Water & Sewer	—	6,140	—	6,140

Total New Jersey	—	80,091	—	80,091

New Mexico
Housing	—	2,367	—	2,367
Other Revenue	—	13,583	—	13,583
Transportation	—	11,711	—	11,711

Total New Mexico	—	27,661	—	27,661

New York
Education	—	13,278	—	13,278
General Obligation	—	72,705	—	72,705
Other Revenue	—	479,799	—	479,799
Prerefunded	—	18,983	—	18,983
Special Tax	—	191,163	—	191,163
Transportation	—	86,989	—	86,989
Utility	—	66,160	—	66,160
Water & Sewer	—	6,447	—	6,447

Total New York	—	935,524	—	935,524

North Carolina
General Obligation	—	42,570	—	42,570
Other Revenue	—	17,952	—	17,952
Prerefunded	—	15,321	—	15,321

Total North Carolina	—	75,843	—	75,843

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
Education	$—	$2,660	$—	$2,660
General Obligation	—	647	—	647
Housing	—	146	—	146
Industrial Development Revenue/Pollution Control Revenue	—	26,004	—	26,004
Other Revenue	—	21,039	—	21,039
Prerefunded	—	9,333	—	9,333
Transportation	—	2,295	—	2,295
Water & Sewer	—	14,461	—	14,461

Total Ohio	—	76,585	—	76,585

Oklahoma
Education	—	9,179	—	9,179
Housing	—	186	—	186
Transportation	—	10,615	—	10,615

Total Oklahoma	—	19,980	—	19,980

Oregon
General Obligation	—	4,893	—	4,893
Prerefunded	—	4,390	—	4,390
Utility	—	6,768	—	6,768
Water & Sewer	—	2,777	—	2,777

Total Oregon	—	18,828	—	18,828

Pennsylvania
General Obligation	—	14,121	—	14,121
Hospital	—	9,998	—	9,998
Prerefunded	—	15,659	—	15,659

Total Pennsylvania	—	39,778	—	39,778

Puerto Rico
Prerefunded	—	13,161	—	13,161

Rhode Island
General Obligation	—	1,226	—	1,226
Other Revenue	—	2,141	—	2,141

Total Rhode Island	—	3,367	—	3,367

South Carolina
Education	—	2,994	—	2,994
General Obligation	—	49,533	—	49,533
Housing	—	480	—	480
Prerefunded	—	15,935	—	15,935
Utility	—	9,769	—	9,769

Total South Carolina	—	78,711	—	78,711

Tennessee
General Obligation	—	20,332	—	20,332
Utility	—	2,017	—	2,017

Total Tennessee	—	22,349	—	22,349

68	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Texas
Education	$—	$28,779	$—	$28,779
General Obligation	—	96,929	—	96,929
Other Revenue	—	75,255	—	75,255
Prerefunded	—	39,384	—	39,384
Transportation	—	15,071	—	15,071
Utility	—	18,323	—	18,323
Water & Sewer	—	5,761	—	5,761

Total Texas	—	279,502	—	279,502

Utah
Education	—	7,814	—	7,814
General Obligation	—	5,784	—	5,784
Other Revenue	—	1,107	—	1,107
Water & Sewer	—	12,923	—	12,923

Total Utah	—	27,628	—	27,628

Virginia
Education	—	6,745	—	6,745
General Obligation	—	48,114	—	48,114
Industrial Development Revenue/Pollution Control Revenue	—	12,133	—	12,133
Other Revenue	—	24,459	—	24,459
Prerefunded	—	9,530	—	9,530
Transportation	—	6,224	—	6,224
Utility	—	2,253	—	2,253
Water & Sewer	—	3,505	—	3,505

Total Virginia	—	112,963	—	112,963

Washington
General Obligation	—	60,086	—	60,086
Other Revenue	—	34,284	—	34,284
Prerefunded	—	10,833	—	10,833
Transportation	—	5,853	—	5,853
Water & Sewer	—	3,129	—	3,129

Total Washington	—	114,185	—	114,185

West Virginia
Education	—	6,211	—	6,211
General Obligation	—	2,010	—	2,010
Prerefunded	—	12,682	—	12,682
Water & Sewer	—	2,556	—	2,556

Total West Virginia	—	23,459	—	23,459

Wisconsin
Education	—	—	5,218	5,218
General Obligation	—	24,981	—	24,981
Prerefunded	—	16,301	—	16,301

Total Wisconsin	—	41,282	5,218	46,500

Total Municipal Bonds	—	4,385,450	5,408	4,390,858

Short-Term Investment
Investment Company	$361,404	$—	$—	$361,404

Total Investments in Securities	$361,404	$4,385,450	$5,408	$4,752,262

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$551	$445,663	$—	$446,214

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers among any levels during the year ended February 29, 2016 for California Tax Free Bond Fund and New York Tax Free Bond Fund.

There were no transfers between level 1 and level 2 and no significant transfers between level 2 and level 3 during the year ended February 29, 2016 for Intermediate Tax Free Bond Fund.

B. When Issued, Delayed Delivery Securities and Forward Commitments — California Tax Free Bond Fund and Intermediate Tax Free Bond Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

California Tax Free Bond Fund and Intermediate Tax Free Bond Fund had when issued securities or delayed delivery securities outstanding as of February 29, 2016, which are shown as Payable for Investment securities purchased — delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2016 are detailed in the SOIs.

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

D. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the year ended February 29, 2016 are as follows (amounts in thousands):

	Class A		Class B		Class C	Institutional Class	Select Class	Total
California Tax Free Bond Fund
Transfer agent fees	$4		n/a		$3	$1	$1	$9
Sub-transfer agent fees	—	(a)	n/a		10	7	8	25
Intermediate Tax Free Bond Fund
Transfer agent fees	11		$—	(a)	2	27	8	48
Sub-transfer agent fees	55		—	(a)	21	341	37	454
New York Tax Free Bond Fund
Transfer agent fees	13		—	(a)	3	2	2	20
Sub-transfer agent fees	20		—	(a)	19	15	9	63

(a)	Amount rounds to less than $1,000.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

70	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

F. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	$—	(a)	$—	(a)
Intermediate Tax Free Bond Fund	—	—	(a)	—	(a)
New York Tax Free Bond Fund	—	—	(a)	—	(a)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to redesignation of distributions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2016, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$13	$—
Intermediate Tax Free Bond Fund	17	—	(a)
New York Tax Free Bond Fund	18	—	(a)

(a)	Amount rounds to less than $1,000.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

D. Shareholder Servicing Fees —The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	1.50	0.50	0.65

The expense limitation agreements were in effect for the year ended February 29, 2016 and are in place until at least June 30, 2016, except Class B Shares which are no longer operating.

For the year ended February 29, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
California Tax Free Bond Fund	$72	$48	$372	$492	$73
Intermediate Tax Free Bond Fund	6	1	825	832	—
New York Tax Free Bond Fund	—	—	392	392	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 29, 2016 were as follows (amounts in thousands):

California Tax Free Bond Fund	$2
Intermediate Tax Free Bond Fund	62
New York Tax Free Bond Fund	2

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

72	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

During the year ended February 29, 2016, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 29, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$36,537	$22,928
Intermediate Tax Free Bond Fund	1,151,990	568,368
New York Tax Free Bond Fund	47,661	57,368

During the year ended February 29, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$282,548	$21,527	$81	$21,446
Intermediate Tax Free Bond Fund	4,480,676	273,495	1,909	271,586
New York Tax Free Bond Fund	413,092	33,177	55	33,122

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to common trust fund amortization/accretion.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$24	$7,859	$315	$8,198
Intermediate Tax Free Bond Fund	3,210	110,641	5,925	119,776
New York Tax Free Bond Fund	25	13,383	4,374	17,782

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions Paid
California Tax Free Bond Fund	$4	$7,654	$402	$8,060
Intermediate Tax Free Bond Fund	2,085	106,366	3,793	112,244
New York Tax Free Bond Fund	13	14,433	3,459	17,905

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Tax Exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$63	$1	$21,446
Intermediate Tax Free Bond Fund	951	2,545	271,586
New York Tax Free Bond Fund	114	704	33,122

For the Funds, the cumulative timing differences primarily consist of trustee deferred compensation.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

As of February 29, 2016, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2016, the Funds each had two affiliated omnibus accounts which collectively represent the following percentage of the Fund’s net assets:

% of the Fund
California Tax Free Bond Fund	51.1%
Intermediate Tax Free Bond Fund	80.3
New York Tax Free Bond Fund	58.7

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Business Combinations

On February 12, 2014, the Board of the Trust and the Board of JPMorgan Trust II approved the reorganizations of JPMorgan Arizona Municipal Bond Fund (“Arizona Municipal Bond Fund”) and JPMorgan Michigan Municipal Bond Fund (“Michigan Municipal Bond Fund”) (collectively the “Target Funds”) into JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”). The purpose of the transactions was to combine the portfolios in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. The reorganizations of the Target Funds were effective after the close of business on August 29, 2014. The Acquiring Fund acquired all of the assets and liabilities of the Target Funds as shown in the table below. The transactions were structured to qualify as tax-free reorganizations under the Code. Pursuant to the Agreements and Plans of Reorganization, Class A, Class B, Class C and Select Class shareholders of the Arizona Municipal Bond Fund and Michigan Municipal Bond Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their respective holdings in the Target Funds as of the close of business on the date of the reorganization. The investment portfolios of the Arizona Municipal Bond Fund and Michigan Municipal Bond, with a fair value of approximately $69,753,000 and $64,976,000 and identified cost of approximately $63,845,000 and $60,114,000, respectively, as of the date of the reorganization, was the principal assets acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Arizona Municipal Bond Fund and Michigan Municipal Bond was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

74	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
JPMorgan Arizona Municipal Bond Fund				$5,908
Class A	2,162	$20,808	$9.62
Class B	18	173	9.76
Class C	1,006	9,766	9.71
Select Class	3,932	38,353	9.75
JPMorgan Michigan Municipal Bond Fund				$4,862
Class A	2,569	$27,061	$10.53
Class B	37	363	9.89
Class C	370	3,651	9.86
Select Class	3,290	34,579	10.51

Acquiring Fund
JPMorgan Intermediate Tax Free Bond Fund				$268,502
Class A	14,679	$166,301	$11.33
Class B	77	854	11.13
Class C	5,711	63,253	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	29,272	327,032	11.17

Post Reorganization
JPMorgan Intermediate Tax Free Bond Fund				$279,272
Class A	18,904	$214,170	$11.33
Class B	125	1,390	11.13
Class C	6,922	76,670	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	35,800	399,964	11.17

Expenses related to reorganizations were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	75

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (each a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

76	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	77

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

78	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	79

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,029.80	$3.03	0.60%
Hypothetical	1,000.00	1,021.88	3.02	0.60
Class C
Actual	1,000.00	1,027.30	5.54	1.10
Hypothetical	1,000.00	1,019.39	5.52	1.10
Institutional Class
Actual	1,000.00	1,030.00	2.52	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Select Class
Actual	1,000.00	1,030.90	2.78	0.55
	1,000.00	1,022.13	2.77	0.55

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,027.90	3.78	0.75%
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	1,025.10	7.20	1.43
Hypothetical	1,000.00	1,017.75	7.17	1.43
Institutional Class
Actual	1,000.00	1,030.00	2.52	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Select Class
Actual	1,000.00	1,029.40	2.98	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59

80	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,026.60	$3.78	0.75%
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	1,021.60	7.29	1.45
Hypothetical	1,000.00	1,017.65	7.27	1.45
Institutional Class
Actual	1,000.00	1,027.80	2.52	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Select Class
Actual	1,000.00	1,025.80	3.27	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2016	J.P. MORGAN TAX FREE FUNDS	81

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Long Term Capital Gain
California Tax Free Bond Fund	$315
Intermediate Tax Free Bond Fund	5,925
New York Tax Free Bond Fund	4,374

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 29, 2016 (amounts in thousands):

Exempt Distributions Paid
California Tax Free Bond Fund	$7,859
Intermediate Tax Free Bond Fund	110,641
New York Tax Free Bond Fund	13,383

82	J.P. MORGAN TAX FREE FUNDS	FEBRUARY 29, 2016

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-TF-216

Annual Report

J.P. Morgan Income Funds

February 29, 2016

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of

2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management, J.P. Morgan Asset Management

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices, and prices for other commodities also slumped during the twelve month reporting period.

Interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, thus resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. For the twelve months ended February 29, 2016, the Barclays U.S. Aggregate Index returned 1.50% and the Barclays High Yield Corporate Index returned -8.30%.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.77%
Barclays U.S. Aggregate Index	1.50%

Net Assets as of 2/29/2016 (In Thousands)	$29,514,554
Duration as of 2/29/2016	4.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares outperformed the Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s overweight position in the 10-year portion of the yield curve, which outperformed shorter and longer maturity portions of the curve, was a leading contributor to performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s overweight position in mortgage-backed securities also helped relative performance as mortgage-backed securities generally outperformed other sectors of the broader bond market. The Fund’s security selection in pass-through mortgages and collateralized mortgage obligations allocation also contributed to relative performance as did the Fund’s underweight positions in industrial sector debt securities.

The Fund’s underweight position in U.S. Treasury bonds and agency debt securities detracted from relative performance, as did the Fund’s security selection within asset-backed securities.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At February 29, 2016, the Fund had underweight positions in U.S. Treasury bonds and corporate bonds and had an overweight position in mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	25.3%
Corporate Bonds	18.3
Collateralized Mortgage Obligations	16.3
Mortgage Pass-Through Securities	14.8
Asset-Backed Securities	11.1
Commercial Mortgage-Backed Securities	3.2
U.S. Government Agency Securities	2.3
Foreign Government Securities	1.0
Others (each less than 1.0%)	0.6
Short-Term Investment	7.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
With Sales Charge*		(2.23)%	2.59%	4.43%
Without Sales Charge		1.57	3.39	4.82
CLASS C SHARES	March 22, 1999
With CDSC**		(0.11)	2.71	4.14
Without CDSC		0.89	2.71	4.14
CLASS R2 SHARES	November 3, 2008	1.32	3.12	4.56
CLASS R5 SHARES	May 15, 2006	1.83	3.69	5.12
CLASS R6 SHARES	February 22, 2005	1.92	3.75	5.20
SELECT CLASS SHARES	June 1, 1991	1.77	3.56	5.00

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 and Class R5 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.21%
Barclays U.S. Aggregate Index	1.50%

Net Assets as of 2/29/2016 (In Thousands)	$4,760,602
Duration as of 2/29/2016	5.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s allocation to high yield bonds (also known as “junk bonds”), which underperformed investment grade debt securities during the twelve month reporting period, was a leading detractor from relative performance.

In general, mortgage-backed debt securities outperformed other sectors of the fixed-income market amid continued strength in the U.S. housing market. The Fund’s allocation to mortgage-backed securities, particularly out-of-Benchmark agency collateralized mortgage obligations, was a leading positive contributor to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	27.5%
U.S. Treasury Obligations	22.9
Asset-Backed Securities	12.8
Mortgage Pass-Through Securities	11.8
Collateralized Mortgage Obligations	10.8
Commercial Mortgage-Backed Securities	5.9
Foreign Government Securities	1.2
Loan Assignments	1.0
Others (each less than 1.0%)	1.7
Short-Term Investment	4.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(3.70)%	3.09%	4.73%
Without Sales Charge		0.09	3.88	5.13
CLASS C SHARES	May 30, 2000
With CDSC**		(1.60)	3.18	4.49
Without CDSC		(0.60)	3.18	4.49
CLASS R2 SHARES	November 3, 2008	(0.34)	3.43	4.75
CLASS R6 SHARES	February 22, 2005	0.43	4.23	5.54
INSTITUTIONAL CLASS SHARES	June 19, 2009	0.37	4.15	5.41
SELECT CLASS SHARES	March 5, 1993	0.21	3.96	5.28

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Institutional Class and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.46%
Barclays U.S. Government Bond Index	2.83%

Net Assets as of 2/29/2016 (In Thousands)	$1,306,782
Duration as of 2/29/2016	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Government Bond Index (the “Benchmark”). Overall, inflation expectations remained low during the reporting period and the Fund’s allocation to U.S. Treasury Inflation Protected Securities, which are not held in the Benchmark, was the leading detractor from performance relative to the Benchmark.

The Fund’s security selection in mortgage securities, particularly U.S. agency bonds, and its security selection in the U.S. agency sector were leading contributors to relative performance. The Fund’s overweight position in the 10-year maturity portion of the yield curve, which outperformed shorter and longer maturity portions of the curve, also made a positive contribution to relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers aimed to keep the duration of the Fund in a range of 5.00 to 5.50 years. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	39.8%
U.S. Treasury Obligations	25.3
U.S. Government Agency Securities	20.4
Mortgage Pass-Through Securities	8.5
Commercial Mortgage-Backed Securities	1.8
Foreign Government Security	0.6
Short-Term Investment	3.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
With Sales Charge*		(1.68)%	2.76%	4.16%
Without Sales Charge		2.16	3.55	4.56
CLASS C SHARES	March 22, 1999
With CDSC**		0.49	2.80	3.81
Without CDSC		1.49	2.80	3.81
CLASS R2 SHARES	November 3, 2008	1.92	3.30	4.30
SELECT CLASS SHARES	February 8, 1993	2.46	3.84	4.84

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Prior performance of Class R2 Shares has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(8.64)%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	(8.26)%

Net Assets as of 2/29/2016 (In Thousands)	$9,288,671
Duration as of 2/29/2016	4.5 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally underperformed other sectors of the bond market as weakness in global energy prices raised fears of widespread defaults in the high yield sector.

Relative to the Benchmark, the Fund’s security selection in the utilities, transportation and communications sectors was a leading detractor from performance. The Fund’s underweight position in bonds rated BB also detracted from relative performance as securities of higher credit quality outperformed the market during the twelve month period.

Relative to the Benchmark, the Fund’s security selection and slight underweight position in below-investment-grade bonds in the energy and basic materials sectors, and its overweight position in the consumer noncyclical sector were leading contributors to performance. The Fund’s underweight positions in bonds rated CCC and lower also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risk based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core of improving below investment grade investments. The portfolio managers moved the portfolio into higher quality debt securities amid persistent market volatility. In the energy sector, the managers continued to seek value in higher quality debt securities of companies with strong balance sheets.

PORTFOLIO COMPOSITION***
Corporate Bonds	87.5%
Loan Assignments	6.3
Preferred Securities	2.1
Others (each less than 1.0%)	0.4
Short-Term Investment	3.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
With Sales Charge*		(12.15)%	2.28%	5.45%
Without Sales Charge		(8.73)	3.05	5.85
CLASS C SHARES	March 22, 1999
With CDSC**		(10.26)	2.45	5.20
Without CDSC		(9.26)	2.45	5.20
CLASS R2 SHARES	November 3, 2008	(9.06)	2.75	5.55
CLASS R5 SHARES	May 15, 2006	(8.58)	3.33	6.15
CLASS R6 SHARES	February 22, 2005	(8.44)	3.37	6.19
SELECT CLASS SHARES	November 13, 1998	(8.64)	3.26	6.10

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 and Class R5 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(0.70)%
Barclays 1-10 Year U.S. TIPS Index	0.00%
Barclays U.S. Intermediate Aggregate Index	2.07%
Inflation Managed Bond Composite Benchmark(1)	(0.75)%

Net Assets as of 2/29/2016 (In Thousands)	$1,559,830
Duration as of 2/29/2016	3.5 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays 1-10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Barclays U.S. Intermediate Aggregate Index, but outperformed the Inflation Managed Bond Composite Benchmark.

Relative to the Index, the Fund’s allocation to corporate debt securities was the leading detractor from performance for the twelve month period, as corporate bonds underperformed U.S. Treasury bonds during the twelve month period. The Index contains only Treasury bonds. The Fund’s security selection in asset-backed debt securities also detracted from relative performance.

The Fund’s security selection within mortgage securities, including pass-throughs, agency and non-agency and collateralized mortgage obligations, was a leading positive contributor to relative performance. The Fund’s overall shorter duration relative to the Index and the Fund’s allocation to inflation swaps were modest contributors to performance as real bond yields rose and inflation swaps generally performed well. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s underweight to overall inflation exposure was also a positive contributor as net inflation accrual was negative during the period.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

The Fund’s portfolio managers believed that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the yield curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. Due to their inflation outlook, the Fund’s managers maintained the level of inflation protection in the Fund at relatively high levels and increased the Fund’s exposure of the hedge in short-dated and long-dated sections of the yield curve in an attempt to take advantage of attractive bond valuations.

PORTFOLIO COMPOSITION***
Corporate Bonds	28.3%
U.S. Government Agency Securities	17.0
Collateralized Mortgage Obligations	16.3
U.S. Treasury Obligations	14.8
Mortgage Pass-Through Securities	7.6
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	3.0
Foreign Government Securities	0.3
Short-Term Investment	5.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016 . The Fund’s portfolio composition is subject to change.
(1)	The Fund’s composite benchmark is determined by adding the performance return of the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
With Sales Charge*		(4.53)%	0.46%	1.31%
Without Sales Charge		(0.85)	1.22	1.97
CLASS C SHARES	March 31, 2010
With CDSC**		(2.53)	0.55	1.30
Without CDSC		(1.53)	0.55	1.30
CLASS R2 SHARES	March 31, 2010	(1.08)	0.95	1.70
CLASS R5 SHARES	March 31, 2010	(0.64)	1.42	2.18
CLASS R6 SHARES	November 30, 2010	(0.56)	1.49	2.22
SELECT CLASS SHARES	March 31, 2010	(0.70)	1.37	2.11

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.35%
Barclays 1-3 Year U.S. Government/Credit Bond Index	0.91%

Net Assets as of 2/29/2016 (In Thousands)	$1,253,246
Duration as of 2/29/2016	1.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays 1-3 Year U.S. Government/Credit Bond Index (the “Benchmark”). Overall, interest rates declined during the reporting period, and the spread between yields on U.S. Treasury bonds and yields of other debt securities widened. In this environment, the Fund’s allocation to floating rate debt securities detracted from performance relative to the Benchmark, which contains fixed rate government bonds.

The Fund’s overweight position in the 5-10 year maturity portion of the yield curve made positive contributions to relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s allocation to mortgage securities, which are not held in the Benchmark, also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the twelve month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a degree of liquidity for the Fund. At February 29, 2016, the Fund’s overall duration was 0.98 years. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	54.1%
Asset-Backed Securities	21.0
Corporate Bonds	9.8
Mortgage Pass-Through Securities	4.3
Commercial Mortgage-Backed Securities	4.3
Municipal Bond	0.1
Short-Term Investment	6.4

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
With Sales Charge*		(2.06)%	1.64%	2.46%
Without Sales Charge		0.19	2.11	2.69
CLASS C SHARES	November 1, 2001
With CDSC**		(1.31)	1.59	2.18
Without CDSC		(0.31)	1.59	2.18
CLASS R6 SHARES	February 22, 2005	0.66	2.56	3.15
SELECT CLASS SHARES	February 2, 1993	0.35	2.35	2.94

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.97%
Barclays U.S. MBS Index	2.51%

Net Assets as of 2/29/2016 (In Thousands)	$2,686,289
Duration as of 2/29/2016	3.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares outperformed the Barclays U.S. MBS Index (the “Benchmark”). Relative to the Benchmark, the Fund’s allocation to agency and non-agency collateralized mortgage obligations and commercial mortgage-backed securities, none of which are held in the Benchmark, were leading contributors to performance.

The Fund’s allocation to short-term debt securities detracted from relative performance. The securities were used to manage cash inflows pending investment in longer-term investments.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	39.8%
Mortgage Pass-Through Securities	37.7
Asset-Backed Securities	6.6
Commercial Mortgage-Backed Securities	4.8
U.S. Treasury Obligations	1.0
Loan Assignments	0.2
Short-Term Investment	9.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
With Sales Charge*		(1.09)%	2.60%	4.88%
Without Sales Charge		2.73	3.39	5.28
CLASS C SHARES	July 2, 2012
With CDSC**		1.31	2.90	4.77
Without CDSC		2.31	2.90	4.77
CLASS R6 SHARES	February 22, 2005	3.14	3.80	5.71
SELECT CLASS SHARES	August 18, 2000	2.97	3.65	5.55

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.50%
Barclays 1-3 Year U.S. Government/Credit Bond Index	0.91%

Net Assets as of 2/29/2016 (In Thousands)	$10,955,902
Duration as of 2/29/2016	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in the corporate credit sector, particularly industrial sector securities, and its underweight position in U.S. Treasury securities were leading detractors from performance.

The Fund’s overweight position in the 5-10 year maturity portion of the yield curve and its allocation to mortgage securities, which are not held in the Benchmark, made a positive contribution to performance relative to the Benchmark. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S. Treasuries and an overweight to non-Treasury securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	55.2%
Corporate Bonds	20.5
Asset-Backed Securities	9.6
Collateralized Mortgage Obligations	4.9
U.S. Government Agency Securities	4.1
Mortgage Pass-Through Securities	3.0
Commercial Mortgage-Backed Securities	2.4
Loan Assignment	0.0	(a)
Short-Term Investment	0.3

(a)	Amount rounds to less than 0.1%.
*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		(1.91)%	0.26%	2.17%
Without Sales Charge		0.35	0.72	2.40
CLASS C SHARES	November 1, 2001
With CDSC**		(1.16)	0.21	1.89
Without CDSC		(0.16)	0.21	1.89
CLASS R6 SHARES	February 22, 2005	0.77	1.21	2.90
SELECT CLASS SHARES	September 4, 1990	0.50	0.96	2.65

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(4.95)%
Barclays U.S. Aggregate Index	1.50%
BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index	(8.95)%

Net Assets as of 2/29/2016 (In Thousands)	$157,299
Duration as of 2/29/2016	2.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index but outperformed the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally underperformed other sectors of the bond market as weakness in global energy prices raised fears of widespread defaults in the high yield sector. The Fund’s allocation to high yield bonds detracted from performance relative to the Barclays U.S. Aggregate Index which did not include below investment grade bonds.

Relative to the Benchmark, the Fund’s underweight position and security selection in the energy sector and its security selection in the basic industries sector were leading contributors to performance for the twelve month reporting period. The Fund’s underweight position in bonds rated CCC also contributed to relative performance.

The Fund’s security selection in the technology & electronics sector and its underweight position in the capital goods sector were leading detractors from relative performance. The Fund’s underweight position in BB rated bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was overweight in securities rated BBB, B and unrated bonds during the twelve month period. Conversely, the Fund was underweight in securities rated BB, CCC and lower. The portfolio managers remained cautious about companies that they believed had elevated credit risk.

PORTFOLIO COMPOSITION***
Corporate Bonds	76.2%
Loan Assignments	21.6
Others (each less than 0.1%)	1.7
Short-Term Investment	0.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
With Sales Charge*		(7.13)%	(0.73)%	(0.73)%
Without Sales Charge		(5.03)	0.02	0.02
CLASS C SHARES	March 1, 2013
With CDSC**		(6.61)	(0.52)	(0.52)
Without CDSC		(5.61)	(0.52)	(0.52)
CLASS R6 SHARES	March 1, 2013	(4.81)	0.38	0.38
SELECT CLASS SHARES	March 1, 2013	(4.95)	0.23	0.23

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.05%
Barclays 1-5 Year U.S. Treasury Index	1.79%

Net Assets as of 2/29/2016 (In Thousands)	$105,711
Duration as of 2/29/2016	2.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays 1-5 Year U.S. Treasury Index (the “Benchmark”). Relative to the Benchmark, the Fund’s shorter overall duration was a detractor from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s allocation to agency bonds, which are not held in the Benchmark, was a leading contributor to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	84.9%
U.S. Government Agency Securities	14.3
Short-Term Investment	0.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	January 20, 1997
With Sales Charge*		(1.57)%	0.05%	2.00%
Without Sales Charge		0.73	0.52	2.22
SELECT CLASS SHARES	January 20, 1997	1.05	0.78	2.49

*	Sales Charge for Class A Shares is 2.25%.

TEN YEAR PERFORMANCE (2/28/06 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from February 28, 2006 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.2%
6,499	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.919%, 06/25/35	6,652
	Academic Loan Funding Trust,
7,213	Series 2012-1A, Class A1, VAR, 1.236%, 12/27/22 (e)	7,163
4,410	Series 2013-1A, Class A, VAR, 1.236%, 12/26/44 (e)	4,334
	Ally Auto Receivables Trust,
2,516	Series 2013-2, Class A3, 0.790%, 01/15/18	2,515
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,200
9,245	Series 2014-SN2, Class A3, 1.030%, 09/20/17	9,232
11,502	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	11,487
7,021	Series 2015-SN1, Class A3, 1.210%, 12/20/17	7,019
8,400	Series 2016-1, Class A2A, 1.200%, 08/15/18	8,402
26,835	Series 2016-2, Class A2, 1.170%, 10/15/18	26,834
	American Credit Acceptance Receivables Trust,
5,485	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	5,484
4,500	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	4,475
1,053	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	1,051
6,827	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	6,805
12,169	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	12,154
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	8,832
17,165	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	17,226
	American Homes 4 Rent Trust,
4,000	Series 2014-SFR1, Class C, VAR, 2.179%, 06/17/31 (e)	3,798
12,228	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	12,747
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,370
4,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	3,865
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	7,260
9,796	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	9,998

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,706
16,970	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	17,243
17,977	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	18,059
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,018
1,415	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	1,402
	AmeriCredit Automobile Receivables Trust,
1,690	Series 2013-5, Class A3, 0.900%, 09/10/18	1,688
10,193	Series 2015-2, Class A2A, 0.830%, 09/10/18	10,171
6,357	Series 2016-1, Class A3, 1.810%, 10/08/20	6,378
51	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.951%, 01/25/34	52
26,454	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	25,743
	AXIS Equipment Finance Receivables II LLC,
402	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	402
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,672
	AXIS Equipment Finance Receivables III LLC,
12,735	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	12,705
1,000	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	1,005
1,000	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,005
	B2R Mortgage Trust,
10,058	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	9,964
19,785	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	20,157
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,322
16,381	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	16,080
	BCC Funding Corp. X,
21,662	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	21,616
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,651

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
521	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.806%, 04/25/36	496
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,856
	BMW Vehicle Owner Trust,
654	Series 2013-A, Class A3, 0.670%, 11/27/17	653
1,398	Series 2014-A, Class A2, 0.530%, 04/25/17	1,397
7,080	Series 2014-A, Class A3, 0.970%, 11/26/18	7,074
4,185	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	4,174
	Cabela’s Credit Card Master Note Trust,
6,816	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,836
5,757	Series 2015-2, Class A1, 2.250%, 07/17/23	5,826
17,918	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	17,892
	CarFinance Capital Auto Trust,
809	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	812
2,664	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	2,661
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,252
11,996	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	11,917
8,270	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	8,208
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.522%, 10/15/21 (e)	22,447
	CarMax Auto Owner Trust,
247	Series 2013-1, Class A3, 0.600%, 10/16/17	247
9,689	Series 2013-2, Class A4, 0.840%, 11/15/18	9,642
2,507	Series 2013-4, Class A3, 0.800%, 07/16/18	2,503
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,608
8,358	Series 2014-2, Class A3, 0.980%, 01/15/19	8,343
10,783	Series 2015-2, Class A2A, 0.820%, 06/15/18	10,775

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Carnow Auto Receivables Trust,
4,830	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	4,822
8,506	Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	8,480
	Chase Funding Trust,
1,928	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,987
2,986	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,104
5,089	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	5,181
	Citi Held For Asset Issuance,
7,319	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	7,299
12,837	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	12,558
30,275	Series 2015-MF1, Class A, 4.48%, 08/15/22 (e)	30,201
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,296
336	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	332
523	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.816%, 12/25/33	501
23,604	Colony American Homes, Series 2014-2A, Class A, VAR, 1.377%, 07/17/31 (e)	22,867
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, 4.704%, VAR, 12/25/47 (d)	2,502
4,746	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	4,747
22,375	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.011%, 06/25/40 (e)	2,716
	CPS Auto Receivables Trust,
341	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	341
1,404	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,407
793	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	794
4,027	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	4,030
3,174	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	3,137

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,740	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,739
3,750	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	3,743
3,702	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	3,688
5,565	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	5,531
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,225
7,087	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	7,041
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,303
14,339	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	14,237
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	3,860
12,074	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	11,981
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,872
36,230	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	35,958
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	16,367
5,849	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	5,871
19,337	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	19,335
	CPS Auto Trust,
3,076	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	3,070
1,742	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,732
	Credit Acceptance Auto Loan Trust,
21,150	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	21,096
17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,702
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,595
8	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.746%, 11/25/35 (e)	8
	CWABS, Inc. Asset-Backed Certificates,
303	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	304
10	Series 2004-1, Class 3A, VAR, 0.996%, 04/25/34	9
696	Series 2004-1, Class M1, VAR, 1.186%, 03/25/34	662

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

96	Series 2004-1, Class M2, VAR, 1.261%, 03/25/34	86
446	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.336%, 10/25/34	420
	Drive Auto Receivables Trust,
900	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	900
12,065	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	11,824
16,326	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	16,324
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	13,890
3,005	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	3,003
6,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	6,457
2,640	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	2,601
13,085	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	13,094
16,810	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	16,855
	DT Auto Owner Trust,
3,295	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	3,290
4,612	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	4,608
9,928	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	9,915
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	11,950
26,061	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	26,064
	Exeter Automobile Receivables Trust,
1,066	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,065
4,177	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	4,168
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,558
9,913	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	9,881
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,322
10,376	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	10,353
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	8,912

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
15,739	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	15,673
19,855	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	19,820
	Fifth Third Auto Trust,
1,350	Series 2014-3, Class A2A, 0.570%, 05/15/17	1,349
2,322	Series 2014-3, Class A3, 0.960%, 03/15/19	2,317
	First Investors Auto Owner Trust,
168	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	168
4,558	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	4,550
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,867
8,232	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	8,212
8,370	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	8,350
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	2,834
24,790	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	24,778
	FirstKey Lending Trust,
27,509	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	27,264
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	10,804
	Flagship Credit Auto Trust,
521	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	521
5,617	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	5,616
3,952	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	3,932
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,191
10,876	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	10,827
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,210
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,730
16,702	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	16,491
22,822	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	22,763
5,299	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	5,234

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,163	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	4,880
32,649	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	32,570
	Ford Credit Auto Lease Trust,
7,235	Series 2014-B, Class A3, 0.890%, 09/15/17	7,233
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,967
	Ford Credit Auto Owner Trust,
6,344	Series 2014-B, Class A3, 0.900%, 10/15/18	6,338
1,908	Series 2014-C, Class A2, 0.610%, 08/15/17	1,907
6,117	Series 2014-C, Class A3, 1.060%, 05/15/19	6,116
9,816	Series 2015-A, Class A3, 1.280%, 09/15/19	9,843
	Freedom Trust,
1,049	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	1,053
2,239	Series 2012-2, Class A24, VAR, 5.994%, 10/26/42 (e)	2,263
3,829	FRT Trust, Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e)	3,741
21,369	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	21,276
438	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	395
	GLC II Trust,
16,467	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	16,220
1,261	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,242
	GLC Trust,
12,896	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	12,638
1,075	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	1,049
	GLS Auto Receivables Trust,
29,878	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	29,701
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,388
	GM Financial Automobile Leasing Trust,
16,935	Series 2015-1, Class A2, 1.100%, 12/20/17	16,923
10,058	Series 2015-1, Class A3, 1.530%, 09/20/18	10,079

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,201
4,386	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	4,380
	GO Financial Auto Securitization Trust,
13,580	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	13,565
8,462	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	8,439
22,822	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	22,679
9,593	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	9,607
8,855	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	8,841
662	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.636%, 03/25/36	590
	Honda Auto Receivables Owner Trust,
2,499	Series 2013-4, Class A3, 0.690%, 09/18/17	2,497
700	Series 2013-4, Class A4, 1.040%, 02/18/20	700
6,323	Series 2014-2, Class A3, 0.770%, 03/19/18	6,313
4,961	Series 2015-1, Class A2, 0.700%, 06/15/17	4,957
12,800	Series 2016-1, Class A2, 1.010%, 06/18/18	12,785
	HSBC Home Equity Loan Trust USA,
227	Series 2007-1, Class AS, VAR, 0.632%, 03/20/36	226
3,310	Series 2007-3, Class APT, VAR, 1.632%, 11/20/36	3,299
	Hyundai Auto Receivables Trust,
7,759	Series 2014-B, Class A3, 0.900%, 12/17/18	7,751
6,096	Series 2015-A, Class A2, 0.680%, 10/16/17	6,094
6,143	Series 2015-B, Class A2A, 0.690%, 04/16/18	6,136
9,311	Series 2015-B, Class A3, 1.120%, 11/15/19	9,297
22,400	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.429%, 06/17/31 (e)	21,787
	KGS-Alpha SBA COOF Trust,
92,097	Series 2012-2, Class A, IO, VAR, 0.897%, 08/25/38 (e)	2,648

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

27,212	Series 2012-3, Class A, IO, VAR, 1.272%, 09/25/26 (e)	502
128,338	Series 2012-4, Class A, IO, VAR, 1.074%, 09/25/37 (e)	5,013
52,820	Series 2012-6, Class A, IO, VAR, 0.644%, 05/25/39 (e)	1,056
60,314	Series 2013-2, Class A, IO, VAR, 1.620%, 03/25/39 (e)	3,025
54,465	Series 2014-1, Class A, IO, VAR, 1.392%, 10/25/32 (e)	2,323
18,200	Series 2014-2, Class A, IO, VAR, 3.073%, 04/25/40 (e)	2,477
19,842	Series 2015-2, Class A, IO, VAR, 2.744%, 07/25/41 (e)	2,797
20,739	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	20,735
	Long Beach Mortgage Loan Trust,
4,041	Series 2004-1, Class M1, VAR, 1.186%, 02/25/34	3,785
675	Series 2004-3, Class M1, VAR, 1.291%, 07/25/34	645
590	Series 2006-WL2, Class 2A3, VAR, 0.636%, 01/25/36	567
	LV Tower 52 Issuer LLC,
27,083	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	26,490
13,091	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	12,389
	MarketPlace Loan Trust,
3,798	Series 2015-OD1, Class A, 3.250%, 06/17/17	3,786
3,708	Series 2015-OD1, Class B, 5.250%, 06/17/17	3,684
5,000	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	4,991
4,804	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	4,785
18,808	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	18,704
5,507	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	5,470
17,515	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	17,395
7,249	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	7,169
23,318	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	23,285
8,551	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	8,939

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Mid-State Capital Trust,
4,209	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,316
7,576	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	7,901
	Nationstar HECM Loan Trust,
10,946	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	10,929
1,851	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,850
10,932	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	10,932
8,828	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	8,828
301	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	301
2,798	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.184%, 11/25/33	2,876
	Nissan Auto Lease Trust,
917	Series 2014-A, Class A3, 0.800%, 02/15/17	916
23,615	Series 2015-A, Class A2A, 0.990%, 11/15/17	23,608
	Nissan Auto Receivables Owner Trust,
506	Series 2012-A, Class A4, 1.000%, 07/16/18	506
3,911	Series 2014-B, Class A3, 1.110%, 05/15/19	3,910
	NRPL Trust,
16,690	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	16,659
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	12,489
36,431	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	35,709
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
22,000	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	21,923
6,772	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	6,766
13,776	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	13,737
14,811	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	14,820
5,700	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	5,694

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oak Hill Advisors Residential Loan Trust,
16,241	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	16,108
8,569	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	8,487
13,465	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	13,423
12,071	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	11,856
16,220	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	16,124
5,128	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,029
	Ocwen Master Advance Receivables Trust,
12,701	Series 2015-T1, Class DT1, 4.100%, 09/17/46 (e)	12,680
6,007	Series 2015-T2, Class DT2, 4.258%, 11/15/46 (e)	6,000
20,536	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	20,557
3,921	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	3,921
3,894	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	3,894
14,999	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	15,031
17,813	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	17,808
	OneMain Financial Issuance Trust,
28,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	28,394
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,486
42,152	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	41,961
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,071
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	28,269
3,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	3,725
56,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	54,768
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,123
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	29,486
11,354	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	11,354

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
147	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.276%, 02/25/33	136
1,767	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.373%, 10/25/34	1,764
2,829	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	2,818
	Pretium Mortgage Credit Partners I LLC,
14,227	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	14,045
12,483	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	12,277
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,635
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,139
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	24,829
5,437	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	5,437
	Progreso Receivables Funding IV LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	12,939
6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	6,046
	Progress Residential Trust,
23,627	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	23,080
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,070
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	15,534
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,258
30,661	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	31,034
1,791	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,776
4,000	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	4,058
	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	27,860
8,706	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	8,706
	RAMP Trust,
1,662	Series 2004-RS11, Class M1, VAR, 1.366%, 11/25/34	1,647

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,151	Series 2006-RZ1, Class A3, VAR, 0.736%, 03/25/36	7,959
	RASC Trust,
43	Series 2002-KS4, Class AIIB, VAR, 0.936%, 07/25/32	37
49	Series 2003-KS5, Class AIIB, VAR, 1.016%, 07/25/33	43
64	Series 2003-KS9, Class A2B, VAR, 1.076%, 11/25/33	53
4,114	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	4,115
98	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	43
15,183	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	15,089
	Santander Drive Auto Receivables Trust,
11,612	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	11,525
2,713	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	2,693
10,400	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	10,322
6,251	Series 2016-1, Class A2A, 1.410%, 07/15/19	6,247
8,849	Series 2016-1, Class A3, 1.620%, 03/16/20	8,833
1,255	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,268
719	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.384%, 01/25/36	511
7,402	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	7,333
6,255	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	6,248
456	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	456
	SpringCastle America Funding LLC,
37,755	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	37,596
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,539
	Springleaf Funding Trust,
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	56,832

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,601
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	37,843
7,250	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	6,795
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
10,295	Series 2015-T2, Class CT2, 3.740%, 01/15/47 (e)	10,298
9,453	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	9,453
1,619	Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	1,623
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
577	Series 2002-AL1, Class A2, 3.450%, 02/25/32	575
1,321	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,304
2,005	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	2,035
1,604	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	1,644
17,593	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	17,498
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,780
	Toyota Auto Receivables Owner Trust,
1,599	Series 2014-C, Class A2, 0.510%, 02/15/17	1,598
5,761	Series 2014-C, Class A3, 0.930%, 07/16/18	5,757
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.381%, 10/15/21 (e)	23,183
6,062	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.679%, 05/17/32 (e)	5,796
	Truman Capital Mortgage Loan Trust,
5,500	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	5,472
5,754	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	5,692
2,517	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	2,508
14,594	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	14,349

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

17,664	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	17,525
	United Auto Credit Securitization Trust,
5,000	Series 2016-1, Class B, 2.730%, 05/15/18 (e)	4,992
6,000	Series 2016-1, Class C, 3.550%, 08/15/19 (e)	5,979
21,922	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	21,551
5,331	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	5,305
8,961	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	8,927
5,471	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	5,402
	VOLT XIX LLC,
15,188	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	15,195
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,551
17,984	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	17,960
	VOLT XXII LLC,
16,164	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	16,027
6,168	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	5,910
24,350	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	24,125
52,105	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	51,271
	VOLT XXVI LLC,
15,495	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	15,269
9,201	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,036
25,880	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	25,489
19,219	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	18,937
18,758	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	18,492
16,420	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	16,135
31,054	VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 3.250%, 02/25/55 (e)	30,467
18,059	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	17,858

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Westgate Resorts LLC,
1,385		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	1,384
4,133		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	4,133
3,968		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	3,939
		World Omni Auto Receivables Trust,
1,518		Series 2013-B, Class A3, 0.830%, 08/15/18	1,516
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,398
4,381		Series 2015-A, Class A2A, 0.790%, 07/16/18	4,379
4,378		Series 2015-A, Class A3, 1.340%, 05/15/20	4,382

		Total Asset-Backed Securities (Cost $3,334,581)	3,307,756

Collateralized Mortgage Obligations — 16.3%
		Agency CMO — 13.4%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
187		Series 8, Class ZA, 7.000%, 03/25/23	206
117		Series 24, Class ZE, 6.250%, 11/25/23	131
848		Series 29, Class L, 7.500%, 04/25/24	953
		Federal Home Loan Mortgage Corp. Reference REMIC,
5,946		Series R006, Class ZA, 6.000%, 04/15/36	6,804
8,170		Series R007, Class ZA, 6.000%, 05/15/36	9,297
		Federal Home Loan Mortgage Corp. REMIC,
5		Series 22, Class C, 9.500%, 04/15/20	5
9		Series 23, Class F, 9.600%, 04/15/20	10
2		Series 46, Class B, 7.800%, 09/15/20	2
1		Series 47, Class F, 10.000%, 06/15/20	2
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
6		Series 99, Class Z, 9.500%, 01/15/21	6
21		Series 114, Class H, 6.950%, 01/15/21	23
—	(h)	Series 204, Class E, HB, IF, 1,803.548%, 05/15/23	3
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	5
2		Series 1079, Class S, HB, IF, 32.548%, 05/15/21	3
4		Series 1084, Class F, VAR, 1.377%, 05/15/21	4

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
3		Series 1084, Class S, HB, IF, 43.304%, 05/15/21	5
6		Series 1116, Class I, 5.500%, 08/15/21	6
28		Series 1144, Class KB, 8.500%, 09/15/21	31
—	(h)	Series 1172, Class L, HB, VAR, 1,167.776%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,147.060%, 01/15/22	4
13		Series 1206, Class IA, 7.000%, 03/15/22	14
18		Series 1250, Class J, 7.000%, 05/15/22	20
52		Series 1343, Class LA, 8.000%, 08/15/22	59
21		Series 1343, Class LB, 7.500%, 08/15/22	24
36		Series 1370, Class JA, VAR, 1.577%, 09/15/22	36
35		Series 1455, Class WB, IF, 4.462%, 12/15/22	38
319		Series 1466, Class PZ, 7.500%, 02/15/23	354
5		Series 1470, Class F, VAR, 1.655%, 02/15/23	5
58		Series 1491, Class I, 7.500%, 04/15/23	65
189		Series 1498, Class I, VAR, 1.577%, 04/15/23	194
274		Series 1502, Class PX, 7.000%, 04/15/23	300
32		Series 1505, Class Q, 7.000%, 05/15/23	36
129		Series 1518, Class G, IF, 8.579%, 05/15/23	155
24		Series 1541, Class M, HB, IF, 24.900%, 07/15/23	38
113		Series 1541, Class O, VAR, 1.190%, 07/15/23	113
7		Series 1570, Class F, VAR, 2.155%, 08/15/23	7
249		Series 1573, Class PZ, 7.000%, 09/15/23	277
135		Series 1591, Class PV, 6.250%, 10/15/23	150
46		Series 1602, Class SA, HB, IF, 21.362%, 10/15/23	74
809		Series 1608, Class L, 6.500%, 09/15/23	922
305		Series 1642, Class PJ, 6.000%, 11/15/23	336
124		Series 1658, Class GZ, 7.000%, 01/15/24	139
14		Series 1671, Class L, 7.000%, 02/15/24	16
19		Series 1671, Class QC, IF, 10.000%, 02/15/24	28
14		Series 1686, Class SH, IF, 18.277%, 02/15/24	20
105		Series 1695, Class EB, 7.000%, 03/15/24	118
21		Series 1699, Class FC, VAR, 1.027%, 03/15/24	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
140	Series 1700, Class GA, PO, 02/15/24	135
554	Series 1706, Class K, 7.000%, 03/15/24	621
10	Series 1709, Class FA, VAR, 1.250%, 03/15/24	10
407	Series 1720, Class PL, 7.500%, 04/15/24	459
371	Series 1737, Class L, 6.000%, 06/15/24	420
67	Series 1745, Class D, 7.500%, 08/15/24	76
291	Series 1798, Class F, 5.000%, 05/15/23	313
6	Series 1807, Class G, 9.000%, 10/15/20	6
59	Series 1829, Class ZB, 6.500%, 03/15/26	65
377	Series 1863, Class Z, 6.500%, 07/15/26	430
52	Series 1865, Class D, PO, 02/15/24	47
52	Series 1890, Class H, 7.500%, 09/15/26	60
143	Series 1899, Class ZE, 8.000%, 09/15/26	165
334	Series 1927, Class PH, 7.500%, 01/15/27	382
271	Series 1927, Class ZA, 6.500%, 01/15/27	309
9	Series 1935, Class FL, VAR, 1.127%, 02/15/27	9
113	Series 1963, Class Z, 7.500%, 01/15/27	129
16	Series 1970, Class PG, 7.250%, 07/15/27	19
289	Series 1981, Class Z, 6.000%, 05/15/27	322
192	Series 1983, Class Z, 6.500%, 12/15/23	212
114	Series 1987, Class PE, 7.500%, 09/15/27	126
182	Series 2019, Class Z, 6.500%, 12/15/27	204
618	Series 2033, Class J, 5.600%, 06/15/23	657
69	Series 2033, Class SN, HB, IF, 28.489%, 03/15/24	38
188	Series 2038, Class PN, IO, 7.000%, 03/15/28	44
599	Series 2040, Class PE, 7.500%, 03/15/28	688
210	Series 2054, Class PV, 7.500%, 05/15/28	242
26	Series 2056, Class TD, 6.500%, 05/15/18	27
307	Series 2063, Class PG, 6.500%, 06/15/28	352
37	Series 2064, Class TE, 7.000%, 06/15/28	42
116	Series 2070, Class C, 6.000%, 07/15/28	129
631	Series 2075, Class PH, 6.500%, 08/15/28	705
676	Series 2075, Class PM, 6.250%, 08/15/28	757
123	Series 2086, Class GB, 6.000%, 09/15/28	139
245	Series 2089, Class PJ, IO, 7.000%, 10/15/28	28
560	Series 2095, Class PE, 6.000%, 11/15/28	639
1,040	Series 2106, Class ZD, 6.000%, 12/15/28	1,164
1,454	Series 2110, Class PG, 6.000%, 01/15/29	1,661
304	Series 2125, Class JZ, 6.000%, 02/15/29	337
1,573	Series 2126, Class CB, 6.250%, 02/15/29	1,782

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
42	Series 2132, Class SB, HB, IF, 28.703%, 03/15/29	77
17	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
24	Series 2141, Class IO, IO, 7.000%, 04/15/29	3
99	Series 2163, Class PC, IO, 7.500%, 06/15/29	13
1,303	Series 2169, Class TB, 7.000%, 06/15/29	1,495
568	Series 2172, Class QC, 7.000%, 07/15/29	643
321	Series 2176, Class OJ, 7.000%, 08/15/29	375
2	Series 2196, Class TL, 7.500%, 11/15/29	2
286	Series 2201, Class C, 8.000%, 11/15/29	330
631	Series 2208, Class PG, 7.000%, 01/15/30	729
179	Series 2209, Class TC, 8.000%, 01/15/30	217
557	Series 2210, Class Z, 8.000%, 01/15/30	646
109	Series 2224, Class CB, 8.000%, 03/15/30	131
160	Series 2230, Class Z, 8.000%, 04/15/30	187
129	Series 2234, Class PZ, 7.500%, 05/15/30	150
112	Series 2247, Class Z, 7.500%, 08/15/30	131
306	Series 2256, Class MC, 7.250%, 09/15/30	354
426	Series 2259, Class ZM, 7.000%, 10/15/30	490
8	Series 2261, Class ZY, 7.500%, 10/15/30	9
37	Series 2262, Class Z, 7.500%, 10/15/30	44
503	Series 2271, Class PC, 7.250%, 12/15/30	581
414	Series 2283, Class K, 6.500%, 12/15/23	458
223	Series 2296, Class PD, 7.000%, 03/15/31	261
81	Series 2306, Class K, PO, 05/15/24	77
193	Series 2306, Class SE, IF, IO, 8.500%, 05/15/24	24
128	Series 2313, Class LA, 6.500%, 05/15/31	147
245	Series 2325, Class PM, 7.000%, 06/15/31	288
519	Series 2332, Class ZH, 7.000%, 07/15/31	596
100	Series 2333, Class HC, 6.000%, 07/15/31	99
2,891	Series 2344, Class ZD, 6.500%, 08/15/31	3,397
284	Series 2344, Class ZJ, 6.500%, 08/15/31	325
247	Series 2345, Class NE, 6.500%, 08/15/31	286
22	Series 2345, Class PQ, 6.500%, 08/15/16	22
57	Series 2347, Class VP, 6.500%, 03/15/20	60
267	Series 2351, Class PZ, 6.500%, 08/15/31	308
72	Series 2353, Class TD, 6.000%, 09/15/16	73
16	Series 2355, Class BP, 6.000%, 09/15/16	16
7	Series 2359, Class PM, 6.000%, 09/15/16	7
510	Series 2359, Class ZB, 8.500%, 06/15/31	605
34	Series 2360, Class PG, 6.000%, 09/15/16	35

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3	Series 2363, Class PF, 6.000%, 09/15/16	3
19	Series 2366, Class MD, 6.000%, 10/15/16	19
260	Series 2367, Class ME, 6.500%, 10/15/31	296
252	Series 2388, Class FB, VAR, 1.027%, 01/15/29	255
32	Series 2391, Class QR, 5.500%, 12/15/16	32
19	Series 2394, Class MC, 6.000%, 12/15/16	19
288	Series 2399, Class OH, 6.500%, 01/15/32	325
484	Series 2399, Class TH, 6.500%, 01/15/32	544
572	Series 2410, Class NG, 6.500%, 02/15/32	653
342	Series 2410, Class OE, 6.375%, 02/15/32	367
637	Series 2410, Class QS, IF, 18.390%, 02/15/32	1,023
240	Series 2410, Class QX, IF, IO, 8.223%, 02/15/32	78
643	Series 2412, Class SP, IF, 15.246%, 02/15/32	880
1,547	Series 2418, Class FO, VAR, 1.327%, 02/15/32	1,581
521	Series 2420, Class XK, 6.500%, 02/15/32	588
465	Series 2423, Class MC, 7.000%, 03/15/32	538
579	Series 2423, Class MT, 7.000%, 03/15/32	671
693	Series 2423, Class TB, 6.500%, 03/15/32	792
32	Series 2425, Class OB, 6.000%, 03/15/17	32
759	Series 2430, Class WF, 6.500%, 03/15/32	882
1,049	Series 2434, Class TC, 7.000%, 04/15/32	1,231
1,709	Series 2434, Class ZA, 6.500%, 04/15/32	1,958
1,150	Series 2435, Class CJ, 6.500%, 04/15/32	1,350
374	Series 2436, Class MC, 7.000%, 04/15/32	422
183	Series 2441, Class GF, 6.500%, 04/15/32	215
501	Series 2444, Class ES, IF, IO, 7.523%, 03/15/32	139
442	Series 2450, Class GZ, 7.000%, 05/15/32	508
327	Series 2450, Class SW, IF, IO, 7.573%, 03/15/32	92
636	Series 2455, Class GK, 6.500%, 05/15/32	731
5	Series 2458, Class QE, 5.500%, 06/15/17	5
529	Series 2458, Class ZM, 6.500%, 06/15/32	610
54	Series 2463, Class CE, 6.000%, 06/15/17	55
398	Series 2466, Class DH, 6.500%, 06/15/32	454
766	Series 2466, Class PH, 6.500%, 06/15/32	889
604	Series 2474, Class NR, 6.500%, 07/15/32	692
1,201	Series 2475, Class S, IF, IO, 7.573%, 02/15/32	274
821	Series 2484, Class LZ, 6.500%, 07/15/32	952

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
19	Series 2488, Class WS, IF, 15.781%, 08/15/17	21
991	Series 2500, Class MC, 6.000%, 09/15/32	1,135
61	Series 2508, Class AQ, 5.500%, 10/15/17	62
1,036	Series 2512, Class PG, 5.500%, 10/15/22	1,129
343	Series 2535, Class BK, 5.500%, 12/15/22	372
268	Series 2537, Class TE, 5.500%, 12/15/17	275
134	Series 2543, Class LX, 5.000%, 12/15/17	137
1,462	Series 2543, Class YX, 6.000%, 12/15/32	1,653
791	Series 2544, Class HC, 6.000%, 12/15/32	901
109	Series 2549, Class ZG, 5.000%, 01/15/18	113
915	Series 2552, Class ME, 6.000%, 01/15/33	1,048
784	Series 2567, Class QD, 6.000%, 02/15/33	894
835	Series 2571, Class FY, VAR, 1.177%, 12/15/32	851
105	Series 2571, Class SK, HB, IF, 32.659%, 09/15/23	189
493	Series 2571, Class SY, IF, 17.575%, 12/15/32	719
3,524	Series 2575, Class ME, 6.000%, 02/15/33	3,895
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,456
394	Series 2586, Class WI, IO, 6.500%, 03/15/33	73
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,468
613	Series 2596, Class QG, 6.000%, 03/15/33	675
148	Series 2611, Class UH, 4.500%, 05/15/18	152
211	Series 2626, Class NS, IF, IO, 6.123%, 06/15/23	11
1,293	Series 2631, Class SA, IF, 14.067%, 06/15/33	1,790
1,243	Series 2636, Class Z, 4.500%, 06/15/18	1,285
210	Series 2637, Class SA, IF, IO, 5.673%, 06/15/18	10
116	Series 2638, Class DS, IF, 8.173%, 07/15/23	127
4	Series 2642, Class SL, IF, 6.587%, 07/15/33	5
82	Series 2650, Class PO, PO, 12/15/32	81
574	Series 2650, Class SO, PO, 12/15/32	563
1,182	Series 2651, Class VZ, 4.500%, 07/15/18	1,223
8,570	Series 2653, Class PZ, 5.000%, 07/15/33	9,873
413	Series 2671, Class S, IF, 13.976%, 09/15/33	559
485	Series 2684, Class PO, PO, 01/15/33	482
359	Series 2692, Class SC, IF, 12.433%, 07/15/33	419
4	Series 2696, Class CO, PO, 10/15/18	4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,844	Series 2709, Class PG, 5.000%, 11/15/23	4,191
954	Series 2710, Class HB, 5.500%, 11/15/23	1,043
386	Series 2720, Class PC, 5.000%, 12/15/23	417
3,090	Series 2722, Class PF, VAR, 1.027%, 12/15/33	3,111
9,421	Series 2733, Class SB, IF, 7.626%, 10/15/33	10,576
258	Series 2744, Class PE, 5.500%, 02/15/34	273
565	Series 2744, Class TU, 5.500%, 05/15/32	576
441	Series 2748, Class KO, PO, 10/15/23	434
553	Series 2758, Class AO, PO, 03/15/19	544
11	Series 2780, Class JG, 4.500%, 04/15/19	11
216	Series 2780, Class SY, IF, 15.561%, 11/15/33	291
3,066	Series 2802, Class OH, 6.000%, 05/15/34	3,358
106	Series 2835, Class QO, PO, 12/15/32	98
23	Series 2840, Class JO, PO, 06/15/23	23
1,088	Series 2903, Class Z, 5.000%, 12/15/24	1,181
700	Series 2929, Class MS, HB, IF, 26.281%, 02/15/35	1,153
2,597	Series 2934, Class EC, PO, 02/15/20	2,524
774	Series 2934, Class HI, IO, 5.000%, 02/15/20	53
492	Series 2934, Class KI, IO, 5.000%, 02/15/20	30
201	Series 2945, Class SA, IF, 11.525%, 03/15/20	222
303	Series 2967, Class S, HB, IF, 31.477%, 04/15/25	494
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,999
890	Series 2968, Class MD, 5.500%, 12/15/33	914
1,057	Series 2981, Class FA, VAR, 0.827%, 05/15/35	1,060
1,126	Series 2988, Class AF, VAR, 0.727%, 06/15/35	1,124
31	Series 2989, Class PO, PO, 06/15/23	31
590	Series 2990, Class GO, PO, 02/15/35	556
1,228	Series 2990, Class SL, HB, IF, 22.928%, 06/15/34	1,751
150	Series 2990, Class WP, IF, 15.926%, 06/15/35	180
84	Series 3014, Class OD, PO, 08/15/35	80
191	Series 3022, Class SX, IF, 15.808%, 08/15/25	252
549	Series 3029, Class SO, PO, 09/15/35	523
358	Series 3051, Class DP, HB, IF, 26.149%, 10/15/25	561

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
660	Series 3064, Class SG, IF, 18.577%, 11/15/35	974
21	Series 3068, Class AO, PO, 01/15/35	21
1,057	Series 3077, Class TO, PO, 04/15/35	988
1,125	Series 3085, Class WF, VAR, 1.227%, 08/15/35	1,146
2,444	Series 3101, Class UZ, 6.000%, 01/15/36	2,801
198	Series 3102, Class HS, HB, IF, 23.001%, 01/15/36	319
2,147	Series 3117, Class AO, PO, 02/15/36	1,985
495	Series 3117, Class EO, PO, 02/15/36	475
728	Series 3117, Class OG, PO, 02/15/36	678
427	Series 3117, Class OK, PO, 02/15/36	408
1,329	Series 3122, Class OH, PO, 03/15/36	1,228
1,239	Series 3122, Class OP, PO, 03/15/36	1,156
18	Series 3122, Class ZB, 6.000%, 03/15/36	27
135	Series 3134, Class PO, PO, 03/15/36	129
1,546	Series 3137, Class XP, 6.000%, 04/15/36	1,777
716	Series 3138, Class PO, PO, 04/15/36	684
2,512	Series 3147, Class PO, PO, 04/15/36	2,318
126	Series 3149, Class SO, PO, 05/15/36	112
568	Series 3151, Class PO, PO, 05/15/36	545
961	Series 3153, Class EO, PO, 05/15/36	870
324	Series 3164, Class MG, 6.000%, 06/15/36	367
2,280	Series 3171, Class MO, PO, 06/15/36	2,161
447	Series 3179, Class OA, PO, 07/15/36	416
2,007	Series 3181, Class AZ, 6.500%, 07/15/36	2,328
197	Series 3194, Class SA, IF, IO, 6.673%, 07/15/36	31
1,534	Series 3195, Class PD, 6.500%, 07/15/36	1,749
3,219	Series 3200, Class AY, 5.500%, 08/15/36	3,629
650	Series 3200, Class PO, PO, 08/15/36	608
9,572	Series 3202, Class HI, IF, IO, 6.223%, 08/15/36	1,804
418	Series 3213, Class OA, PO, 09/15/36	399
282	Series 3218, Class AO, PO, 09/15/36	268
921	Series 3218, Class BE, 6.000%, 09/15/35	934
1,404	Series 3219, Class DI, IO, 6.000%, 04/15/36	263
750	Series 3225, Class EO, PO, 10/15/36	683
875	Series 3232, Class ST, IF, IO, 6.273%, 10/15/36	153
203	Series 3233, Class OP, PO, 05/15/36	192
1,937	Series 3253, Class PO, PO, 12/15/21	1,909
366	Series 3256, Class PO, PO, 12/15/36	351

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
647	Series 3260, Class CS, IF, IO, 5.713%, 01/15/37	97
362	Series 3261, Class OA, PO, 01/15/37	344
1,200	Series 3274, Class B, 6.000%, 02/15/37	1,319
185	Series 3274, Class JO, PO, 02/15/37	172
817	Series 3275, Class FL, VAR, 0.867%, 02/15/37	820
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,239
376	Series 3286, Class PO, PO, 03/15/37	342
968	Series 3290, Class SB, IF, IO, 6.023%, 03/15/37	151
1,128	Series 3302, Class UT, 6.000%, 04/15/37	1,285
792	Series 3305, Class MG, IF, 2.647%, 07/15/34	841
2,715	Series 3315, Class HZ, 6.000%, 05/15/37	2,929
795	Series 3316, Class PO, PO, 05/15/37	759
51	Series 3318, Class AO, PO, 05/15/37	48
221	Series 3326, Class JO, PO, 06/15/37	210
1,486	Series 3329, Class JD, 6.000%, 06/15/36	1,545
403	Series 3331, Class PO, PO, 06/15/37	380
971	Series 3344, Class SL, IF, IO, 6.173%, 07/15/37	169
529	Series 3365, Class PO, PO, 09/15/37	502
309	Series 3371, Class FA, VAR, 1.027%, 09/15/37	311
443	Series 3373, Class TO, PO, 04/15/37	421
2,924	Series 3383, Class SA, IF, IO, 6.023%, 11/15/37	468
4,757	Series 3387, Class SA, IF, IO, 5.993%, 11/15/37	784
1,694	Series 3393, Class JO, PO, 09/15/32	1,563
339	Series 3398, Class PO, PO, 01/15/36	337
5,505	Series 3404, Class SC, IF, IO, 5.573%, 01/15/38	832
225	Series 3422, Class SE, IF, 16.383%, 02/15/38	317
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,718
2,012	Series 3424, Class PI, IF, IO, 6.373%, 04/15/38	336
264	Series 3443, Class SY, IF, 9.000%, 03/15/37	329
1,728	Series 3453, Class B, 5.500%, 05/15/38	1,891
2,232	Series 3455, Class SE, IF, IO, 5.773%, 06/15/38	395
457	Series 3461, Class LZ, 6.000%, 06/15/38	523
6,514	Series 3461, Class Z, 6.000%, 06/15/38	7,369

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,161	Series 3481, Class SJ, IF, IO, 5.423%, 08/15/38	588
3,295	Series 3501, Class CB, 5.500%, 01/15/39	3,716
931	Series 3510, Class OD, PO, 02/15/37	831
1,812	Series 3511, Class SA, IF, IO, 5.573%, 02/15/39	340
474	Series 3523, Class SD, IF, 18.488%, 06/15/36	650
2,208	Series 3531, Class SA, IF, IO, 5.873%, 05/15/39	321
1,454	Series 3531, Class SM, IF, IO, 5.673%, 05/15/39	173
1,511	Series 3546, Class A, VAR, 2.042%, 02/15/39	1,551
1,309	Series 3549, Class FA, VAR, 1.627%, 07/15/39	1,333
1,386	Series 3607, Class AO, PO, 04/15/36	1,313
2,540	Series 3607, Class BO, PO, 04/15/36	2,406
3,054	Series 3607, Class OP, PO, 07/15/37	2,744
3,968	Series 3607, Class PO, PO, 05/15/37	3,802
1,868	Series 3607, Class TO, PO, 10/15/39	1,653
2,361	Series 3608, Class SC, IF, IO, 5.823%, 12/15/39	311
2,194	Series 3611, Class PO, PO, 07/15/34	2,079
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,997
1,902	Series 3621, Class BO, PO, 01/15/40	1,696
4,125	Series 3632, Class BS, IF, 16.077%, 02/15/40	6,103
1,149	Series 3645, Class KZ, 5.500%, 08/15/36	1,257
6,098	Series 3654, Class DC, 5.000%, 04/15/30	7,289
2,643	Series 3659, Class VE, 5.000%, 03/15/26	2,875
11,516	Series 3680, Class MA, 4.500%, 07/15/39	12,501
6,278	Series 3684, Class CY, 4.500%, 06/15/25	7,056
1,632	Series 3688, Class CU, VAR, 6.685%, 11/15/21	1,715
13,412	Series 3688, Class GT, VAR, 7.248%, 11/15/46	15,754
29,436	Series 3704, Class CT, 7.000%, 12/15/36	34,961
12,040	Series 3704, Class DT, 7.500%, 11/15/36	14,425
10,520	Series 3704, Class ET, 7.500%, 12/15/36	12,916
6,017	Series 3710, Class FL, VAR, 0.927%, 05/15/36	6,050
10,850	Series 3740, Class SB, IF, IO, 5.573%, 10/15/40	1,828
8,640	Series 3740, Class SC, IF, IO, 5.573%, 10/15/40	1,408

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
12,695	Series 3747, Class HI, IO, 4.500%, 07/15/37	606
10,784	Series 3759, Class HI, IO, 4.000%, 08/15/37	611
6,754	Series 3760, Class GI, IO, 4.000%, 10/15/37	283
4,630	Series 3760, Class NI, IO, 4.000%, 10/15/37	141
5,600	Series 3779, Class IH, IO, 4.000%, 11/15/34	195
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,500
6,241	Series 3795, Class EI, IO, 5.000%, 10/15/39	607
455	Series 3798, Class BF, VAR, 0.727%, 06/15/24	455
3,275	Series 3800, Class AI, IO, 4.000%, 11/15/29	254
3,188	Series 3801, Class GB, 4.500%, 11/15/40	3,240
24,781	Series 3802, Class LS, IF, IO, 1.681%, 01/15/40	1,446
12,904	Series 3819, Class ZQ, 6.000%, 04/15/36	14,746
4,943	Series 3852, Class QN, IF, 5.500%, 05/15/41	5,366
12,919	Series 3852, Class TP, IF, 5.500%, 05/15/41	14,621
9,345	Series 3860, Class PZ, 5.000%, 05/15/41	11,691
1,893	Series 3895, Class WA, VAR, 5.679%, 10/15/38	2,129
5,083	Series 3920, Class LP, 5.000%, 01/15/34	5,669
12,166	Series 3957, Class B, 4.000%, 11/15/41	13,094
3,305	Series 3966, Class BF, VAR, 0.927%, 10/15/40	3,323
5,647	Series 3966, Class NA, 4.000%, 12/15/41	6,149
9,833	Series 3998, Class GF, VAR, 0.877%, 05/15/36	9,871
11,975	Series 4012, Class FN, VAR, 0.927%, 03/15/42	12,099
5,751	Series 4032, Class TO, PO, 07/15/37	5,415
13,039	Series 4048, Class FB, VAR, 0.827%, 10/15/41	13,005
20,857	Series 4048, Class FJ, VAR, 0.828%, 07/15/37	20,844
3,041	Series 4073, Class MF, VAR, 0.877%, 08/15/39	3,045
6,256	Series 4077, Class FB, VAR, 0.927%, 07/15/42	6,303
9,661	Series 4087, Class FA, VAR, 0.877%, 05/15/39	9,686

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
7,657	Series 4095, Class FB, VAR, 0.827%, 04/15/39	7,708
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,843
8,428	Series 4219, Class JA, 3.500%, 08/15/39	8,894
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,480
5,190	Series 4257, Class DZ, 2.500%, 10/15/43	4,724
28,399	Series 4374, Class NC, SUB, 1.750%, 02/15/46	29,648
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,100	Series 197, Class PO, PO, 04/01/28	992
2,418	Series 233, Class 11, IO, 5.000%, 09/15/35	380
2,029	Series 233, Class 12, IO, 5.000%, 09/15/35	325
3,804	Series 233, Class 13, IO, 5.000%, 09/15/35	610
7,444	Series 239, Class S30, IF, IO, 7.273%, 08/15/36	1,365
906	Series 243, Class 16, IO, 4.500%, 11/15/20	45
610	Series 243, Class 17, IO, 4.500%, 12/15/20	34
82,075	Series 262, Class 35, 3.500%, 07/15/42	85,659
31,779	Series 264, Class F1, VAR, 0.977%, 07/15/42	31,353
13,033	Series 270, Class F1, VAR, 0.927%, 08/15/42	12,824
7,198	Series 299, Class 300, 3.000%, 01/15/43	7,359
12,302	Series 310, Class PO, PO, 09/15/43	10,077
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
739	Series T-41, Class 3A, VAR, 5.990%, 07/25/32	860
3,088	Series T-42, Class A5, 7.500%, 02/25/42	3,702
2,177	Series T-48, Class 1A, VAR, 5.430%, 07/25/33	2,533
460	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	566
2,908	Series T-54, Class 2A, 6.500%, 02/25/43	3,499
1,003	Series T-54, Class 3A, 7.000%, 02/25/43	1,202
6,997	Series T-56, Class A5, 5.231%, 05/25/43	7,828
723	Series T-57, Class 1A3, 7.500%, 07/25/43	895
282	Series T-57, Class 1AP, PO, 07/25/43	246
3,965	Series T-58, Class 4A, 7.500%, 09/25/43	4,789
336	Series T-58, Class APO, PO, 09/25/43	291
3,932	Series T-59, Class 1A2, 7.000%, 10/25/43	4,676

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
366	Series T-59, Class 1AP, PO, 10/25/43	305
7,158	Series T-62, Class 1A1, VAR, 1.485%, 10/25/44	7,137
18,130	Series T-76, Class 2A, VAR, 2.929%, 10/25/37	18,807
	Federal National Mortgage Association - ACES,
17,767	Series 2010-M1, Class A2, 4.450%, 09/25/19	19,334
6,958	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,556
5,703	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,129
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,783
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,402
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	57,603
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,467
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,427
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,545
5,245	Series 2012-M11, Class FA, VAR, 0.932%, 08/25/19	5,251
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,832
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,800
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,196
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	18,207
24,000	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	25,852
959	Series 2014-M5, Class FA, VAR, 0.777%, 01/25/17	958
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,444
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	26,110
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	12,328
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,134
12,630	Series 2015-M2, Class A3, VAR, 3.049%, 12/25/24	13,261

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	30,782
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,387
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	10,314
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	61,198
64,822	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	67,220
	Federal National Mortgage Association Grantor Trust,
1,154	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,321
1,569	Series 2001-T3, Class A1, 7.500%, 11/25/40	1,856
1,635	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,957
460	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	526
3,453	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,133
2,066	Series 2004-T2, Class 2A, VAR, 3.594%, 07/25/43	2,143
4,844	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	5,498
1,922	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,291
456	Series 2004-T3, Class PT1, VAR, 8.996%, 01/25/44	411
	Federal National Mortgage Association REMIC,
4	Series 1988-7, Class Z, 9.250%, 04/25/18	4
21	Series 1989-70, Class G, 8.000%, 10/25/19	22
9	Series 1989-78, Class H, 9.400%, 11/25/19	10
11	Series 1989-83, Class H, 8.500%, 11/25/19	12
8	Series 1989-89, Class H, 9.000%, 11/25/19	9
6	Series 1990-1, Class D, 8.800%, 01/25/20	7
2	Series 1990-7, Class B, 8.500%, 01/25/20	3
3	Series 1990-60, Class K, 5.500%, 06/25/20	3
4	Series 1990-63, Class H, 9.500%, 06/25/20	5
3	Series 1990-93, Class G, 5.500%, 08/25/20	3

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
31		Series 1990-102, Class J, 6.500%, 08/25/20	32
19		Series 1990-120, Class H, 9.000%, 10/25/20	21
2		Series 1990-134, Class SC, HB, IF, 20.946%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
6		Series 1991-24, Class Z, 5.000%, 03/25/21	6
4		Series 1991-42, Class S, IF, 16.912%, 05/25/21	6
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
205		Series 1992-117, Class MA, 8.000%, 07/25/22	228
33		Series 1992-136, Class PK, 6.000%, 08/25/22	35
29		Series 1992-143, Class MA, 5.500%, 09/25/22	31
245		Series 1992-150, Class M, 8.000%, 09/25/22	272
90		Series 1992-163, Class M, 7.750%, 09/25/22	100
121		Series 1992-188, Class PZ, 7.500%, 10/25/22	136
54		Series 1993-21, Class KA, 7.700%, 03/25/23	61
118		Series 1993-25, Class J, 7.500%, 03/25/23	130
21		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	30
332		Series 1993-37, Class PX, 7.000%, 03/25/23	367
117		Series 1993-54, Class Z, 7.000%, 04/25/23	130
1,238		Series 1993-56, Class PZ, 7.000%, 05/25/23	1,381
56		Series 1993-62, Class SA, IF, 19.005%, 04/25/23	82
613		Series 1993-99, Class Z, 7.000%, 07/25/23	671
30		Series 1993-122, Class M, 6.500%, 07/25/23	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
632	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	694
997	Series 1993-141, Class Z, 7.000%, 08/25/23	1,102
29	Series 1993-165, Class SD, IF, 13.467%, 09/25/23	38
36	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	42
52	Series 1993-178, Class PK, 6.500%, 09/25/23	58
25	Series 1993-179, Class SB, HB, IF, 26.884%, 10/25/23	42
17	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	21
802	Series 1993-183, Class KA, 6.500%, 10/25/23	920
370	Series 1993-189, Class PL, 6.500%, 10/25/23	411
17	Series 1993-199, Class FA, VAR, 0.986%, 10/25/23	17
47	Series 1993-205, Class H, PO, 09/25/23	45
76	Series 1993-225, Class UB, 6.500%, 12/25/23	84
22	Series 1993-230, Class FA, VAR, 1.036%, 12/25/23	23
65	Series 1993-247, Class FE, VAR, 1.436%, 12/25/23	66
79	Series 1993-247, Class SA, HB, IF, 28.111%, 12/25/23	135
30	Series 1993-247, Class SU, IF, 12.295%, 12/25/23	39
5	Series 1994-9, Class E, PO, 11/25/23	5
270	Series 1994-37, Class L, 6.500%, 03/25/24	310
1,364	Series 1994-40, Class Z, 6.500%, 03/25/24	1,495
2,033	Series 1994-62, Class PK, 7.000%, 04/25/24	2,265
930	Series 1994-63, Class PK, 7.000%, 04/25/24	1,049
50	Series 1995-2, Class Z, 8.500%, 01/25/25	58
297	Series 1995-19, Class Z, 6.500%, 11/25/23	341
508	Series 1996-14, Class SE, IF, IO, 8.710%, 08/25/23	118
4	Series 1996-27, Class FC, VAR, 0.936%, 03/25/17	4
499	Series 1996-48, Class Z, 7.000%, 11/25/26	555

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
45	Series 1996-59, Class J, 6.500%, 08/25/22	48
102	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
328	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	10
80	Series 1997-27, Class J, 7.500%, 04/18/27	88
118	Series 1997-29, Class J, 7.500%, 04/20/27	138
298	Series 1997-32, Class PG, 6.500%, 04/25/27	341
472	Series 1997-39, Class PD, 7.500%, 05/20/27	554
25	Series 1997-42, Class ZC, 6.500%, 07/18/27	29
510	Series 1997-61, Class ZC, 7.000%, 02/25/23	567
126	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	15
18	Series 1998-4, Class C, PO, 04/25/23	17
186	Series 1998-36, Class ZB, 6.000%, 07/18/28	212
96	Series 1998-43, Class SA, IF, IO, 18.123%, 04/25/23	20
192	Series 1998-66, Class SB, IF, IO, 7.724%, 12/25/28	34
98	Series 1999-17, Class C, 6.350%, 04/25/29	109
414	Series 1999-18, Class Z, 5.500%, 04/18/29	460
55	Series 1999-38, Class SK, IF, IO, 7.614%, 08/25/23	5
47	Series 1999-52, Class NS, HB, IF, 22.160%, 10/25/23	73
137	Series 1999-62, Class PB, 7.500%, 12/18/29	161
759	Series 2000-2, Class ZE, 7.500%, 02/25/30	872
274	Series 2000-20, Class SA, IF, IO, 8.664%, 07/25/30	78
35	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
215	Series 2001-4, Class PC, 7.000%, 03/25/21	232
97	Series 2001-7, Class PF, 7.000%, 03/25/31	113
275	Series 2001-30, Class PM, 7.000%, 07/25/31	315

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
515	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	61
515	Series 2001-36, Class DE, 7.000%, 08/25/31	602
667	Series 2001-44, Class MY, 7.000%, 09/25/31	769
137	Series 2001-44, Class PD, 7.000%, 09/25/31	155
121	Series 2001-44, Class PU, 7.000%, 09/25/31	140
1,168	Series 2001-48, Class Z, 6.500%, 09/25/21	1,295
121	Series 2001-49, Class Z, 6.500%, 09/25/31	141
88	Series 2001-52, Class KB, 6.500%, 10/25/31	99
952	Series 2001-60, Class PX, 6.000%, 11/25/31	1,089
388	Series 2001-60, Class QS, HB, IF, 22.975%, 09/25/31	713
919	Series 2001-61, Class Z, 7.000%, 11/25/31	1,046
31	Series 2001-71, Class MB, 6.000%, 12/25/16	31
30	Series 2001-71, Class QE, 6.000%, 12/25/16	31
31	Series 2001-72, Class SX, IF, 16.451%, 12/25/31	44
162	Series 2001-74, Class MB, 6.000%, 12/25/16	165
40	Series 2001-81, Class LO, PO, 01/25/32	37
417	Series 2002-1, Class G, 7.000%, 07/25/23	464
188	Series 2002-1, Class HC, 6.500%, 02/25/22	209
162	Series 2002-1, Class SA, HB, IF, 23.771%, 02/25/32	270
65	Series 2002-1, Class UD, HB, IF, 22.975%, 12/25/23	102
59	Series 2002-2, Class UC, 6.000%, 02/25/17	60
68	Series 2002-3, Class OG, 6.000%, 02/25/17	69
1,235	Series 2002-5, Class PK, 6.000%, 02/25/22	1,358
15	Series 2002-7, Class OG, 6.000%, 03/25/17	15
25	Series 2002-7, Class TG, 6.000%, 03/25/17	25

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
969	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	56
15	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	19
2,420	Series 2002-15, Class ZA, 6.000%, 04/25/32	2,771
106	Series 2002-16, Class PG, 6.000%, 04/25/17	107
13	Series 2002-19, Class PE, 6.000%, 04/25/17	13
29	Series 2002-21, Class LO, PO, 04/25/32	27
435	Series 2002-21, Class PE, 6.500%, 04/25/32	497
133	Series 2002-24, Class AJ, 6.000%, 04/25/17	136
914	Series 2002-28, Class PK, 6.500%, 05/25/32	1,028
80	Series 2002-31, Class S, IF, 18.274%, 05/25/17	88
336	Series 2002-37, Class Z, 6.500%, 06/25/32	388
90	Series 2002-38, Class QE, 6.000%, 06/25/17	91
999	Series 2002-48, Class GH, 6.500%, 08/25/32	1,163
1,449	Series 2002-54, Class PG, 6.000%, 09/25/22	1,601
138	Series 2002-57, Class AE, 5.500%, 09/25/17	140
49	Series 2002-63, Class KC, 5.000%, 10/25/17	50
228	Series 2002-71, Class AP, 5.000%, 11/25/32	249
161	Series 2002-77, Class S, IF, 13.684%, 12/25/32	219
2,506	Series 2002-78, Class Z, 5.500%, 12/25/32	2,719
559	Series 2002-83, Class CS, 6.881%, 08/25/23	619
799	Series 2002-90, Class A1, 6.500%, 06/25/42	938
340	Series 2003-9, Class NZ, 6.500%, 02/25/33	376
483	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	77
2,522	Series 2003-17, Class EQ, 5.500%, 03/25/23	2,761
3,576	Series 2003-22, Class UD, 4.000%, 04/25/33	3,789

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,656	Series 2003-23, Class EQ, 5.500%, 04/25/23	5,112
169	Series 2003-32, Class KC, 5.000%, 05/25/18	174
1,534	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	294
670	Series 2003-34, Class AX, 6.000%, 05/25/33	771
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,300
574	Series 2003-34, Class GB, 6.000%, 03/25/33	615
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,276
122	Series 2003-35, Class EA, PO, 05/25/33	113
157	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	36
1,071	Series 2003-39, Class LW, 5.500%, 05/25/23	1,162
214	Series 2003-42, Class GB, 4.000%, 05/25/33	230
993	Series 2003-47, Class PE, 5.750%, 06/25/33	1,133
244	Series 2003-52, Class SX, HB, IF, 21.643%, 10/25/31	367
403	Series 2003-64, Class SX, IF, 12.685%, 07/25/33	502
1,015	Series 2003-71, Class DS, IF, 6.898%, 08/25/33	1,157
4,003	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	700
1,933	Series 2003-73, Class HC, 5.500%, 08/25/33	2,184
97	Series 2003-74, Class SH, IF, 9.386%, 08/25/33	119
101	Series 2003-76, Class SH, IF, 13.328%, 09/25/31	103
493	Series 2003-80, Class SY, IF, IO, 7.214%, 06/25/23	21
862	Series 2003-81, Class HC, 4.750%, 09/25/18	892
784	Series 2003-82, Class VB, 5.500%, 08/25/33	796
1,093	Series 2003-83, Class PG, 5.000%, 06/25/23	1,141
295	Series 2003-91, Class SD, IF, 11.774%, 09/25/33	368
12,693	Series 2003-105, Class AZ, 5.500%, 10/25/33	14,516

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,014	Series 2003-116, Class SB, IF, IO, 7.164%, 11/25/33	445
10,042	Series 2003-122, Class ZJ, 6.000%, 12/25/33	11,715
519	Series 2003-130, Class CS, IF, 13.228%, 12/25/33	597
129	Series 2003-130, Class SX, IF, 10.866%, 01/25/34	159
253	Series 2003-131, Class SK, IF, 15.328%, 01/25/34	329
121	Series 2003-132, Class OA, PO, 08/25/33	116
1,399	Series 2004-4, Class QI, IF, IO, 6.664%, 06/25/33	152
1,040	Series 2004-4, Class QM, IF, 13.328%, 06/25/33	1,298
727	Series 2004-10, Class SC, HB, IF, 26.857%, 02/25/34	928
3,174	Series 2004-17, Class H, 5.500%, 04/25/34	3,547
214	Series 2004-21, Class AE, 4.000%, 04/25/19	220
1,161	Series 2004-25, Class SA, IF, 18.327%, 04/25/34	1,753
1,860	Series 2004-28, Class PF, VAR, 0.836%, 03/25/34	1,871
4,044	Series 2004-36, Class FA, VAR, 0.836%, 05/25/34	4,047
552	Series 2004-36, Class PC, 5.500%, 02/25/34	576
1,729	Series 2004-36, Class SA, IF, 18.327%, 05/25/34	2,485
399	Series 2004-36, Class SN, IF, 13.328%, 07/25/33	457
2,028	Series 2004-46, Class EP, PO, 03/25/34	1,904
393	Series 2004-46, Class QB, HB, IF, 22.257%, 05/25/34	593
295	Series 2004-46, Class SK, IF, 15.302%, 05/25/34	397
7,624	Series 2004-50, Class VZ, 5.500%, 07/25/34	8,665
267	Series 2004-51, Class SY, IF, 13.368%, 07/25/34	367
271	Series 2004-53, Class NC, 5.500%, 07/25/24	296
195	Series 2004-59, Class BG, PO, 12/25/32	184
4,620	Series 2004-61, Class FH, VAR, 1.236%, 11/25/32	4,728
112	Series 2004-61, Class SH, HB, IF, 22.245%, 11/25/32	170

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
302	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	365
2,385	Series 2004-65, Class EY, 5.500%, 08/25/24	2,623
268	Series 2004-74, Class SW, IF, 14.641%, 11/25/31	391
902	Series 2004-79, Class S, IF, 18.602%, 08/25/32	1,131
354	Series 2004-79, Class SP, IF, 18.602%, 11/25/34	462
234	Series 2004-81, Class AC, 4.000%, 11/25/19	240
3,916	Series 2004-81, Class JG, 5.000%, 11/25/24	4,258
2,359	Series 2004-87, Class F, VAR, 1.186%, 01/25/34	2,404
434	Series 2005-16, Class LE, 5.500%, 07/25/33	437
1,860	Series 2005-25, Class PF, VAR, 0.786%, 04/25/35	1,866
193	Series 2005-42, Class PS, IF, 15.911%, 05/25/35	250
29	Series 2005-52, Class PA, 6.500%, 06/25/35	31
1,279	Series 2005-56, Class S, IF, IO, 6.274%, 07/25/35	265
652	Series 2005-56, Class TP, IF, 16.843%, 08/25/33	900
228	Series 2005-57, Class CD, HB, IF, 23.491%, 01/25/35	300
30	Series 2005-57, Class DC, HB, IF, 20.359%, 12/25/34	34
631	Series 2005-59, Class SU, HB, IF, 23.321%, 06/25/35	978
475	Series 2005-66, Class SG, IF, 16.286%, 07/25/35	713
2,339	Series 2005-67, Class EY, 5.500%, 08/25/25	2,598
2,034	Series 2005-68, Class PG, 5.500%, 08/25/35	2,301
659	Series 2005-68, Class UC, 5.000%, 06/25/35	695
1,014	Series 2005-72, Class SB, IF, 15.786%, 08/25/35	1,414
685	Series 2005-73, Class PS, IF, 15.611%, 08/25/35	982
10,069	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,873

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
532	Series 2005-74, Class CP, HB, IF, 23.152%, 05/25/35	794
2,320	Series 2005-74, Class CS, IF, 18.822%, 05/25/35	3,356
1,595	Series 2005-74, Class SK, IF, 18.932%, 05/25/35	2,313
251	Series 2005-75, Class SV, HB, IF, 22.457%, 09/25/35	400
2,060	Series 2005-84, Class XM, 5.750%, 10/25/35	2,248
821	Series 2005-90, Class ES, IF, 15.786%, 10/25/35	1,124
330	Series 2005-90, Class PO, PO, 09/25/35	317
1,483	Series 2005-93, Class MF, VAR, 0.686%, 08/25/34	1,483
4,092	Series 2005-106, Class US, HB, IF, 22.969%, 11/25/35	6,294
421	Series 2005-109, Class PC, 6.000%, 12/25/35	470
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	6,042
50	Series 2005-116, Class PB, 6.000%, 04/25/34	51
1,560	Series 2005-121, Class DX, 5.500%, 01/25/26	1,707
4,604	Series 2006-8, Class JZ, 5.500%, 03/25/36	5,219
10,916	Series 2006-8, Class WN, IF, IO, 6.264%, 03/25/36	2,322
2,977	Series 2006-8, Class WQ, PO, 03/25/36	2,585
268	Series 2006-11, Class PS, HB, IF, 22.969%, 03/25/36	427
4,283	Series 2006-12, Class BZ, 5.500%, 03/25/36	4,849
240	Series 2006-15, Class OT, PO, 01/25/36	232
2,210	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,399
335	Series 2006-16, Class OA, PO, 03/25/36	322
1,010	Series 2006-22, Class AO, PO, 04/25/36	889
1,727	Series 2006-23, Class FK, VAR, 0.686%, 04/25/36	1,728
537	Series 2006-23, Class KO, PO, 04/25/36	494
1,247	Series 2006-27, Class OH, PO, 04/25/36	1,162
336	Series 2006-33, Class LS, HB, IF, 28.189%, 05/25/36	631
771	Series 2006-39, Class WC, 5.500%, 01/25/36	846
867	Series 2006-43, Class DO, PO, 06/25/36	829

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
291	Series 2006-43, Class PO, PO, 06/25/36	277
592	Series 2006-44, Class GO, PO, 06/25/36	556
1,509	Series 2006-44, Class P, PO, 12/25/33	1,426
661	Series 2006-46, Class FW, VAR, 0.836%, 06/25/36	663
106	Series 2006-46, Class SW, HB, IF, 22.601%, 06/25/36	150
1,049	Series 2006-46, Class UC, 5.500%, 12/25/35	1,141
2,005	Series 2006-50, Class JO, PO, 06/25/36	1,905
2,488	Series 2006-50, Class PS, PO, 06/25/36	2,349
2,481	Series 2006-53, Class US, IF, IO, 6.144%, 06/25/36	408
5,420	Series 2006-56, Class FC, VAR, 0.726%, 07/25/36	5,444
197	Series 2006-58, Class AP, PO, 07/25/36	187
597	Series 2006-58, Class FL, VAR, 0.896%, 07/25/36	603
1,062	Series 2006-58, Class IG, IF, IO, 6.084%, 07/25/36	218
370	Series 2006-58, Class PO, PO, 07/25/36	350
423	Series 2006-59, Class QO, PO, 01/25/33	415
320	Series 2006-60, Class AK, HB, IF, 27.094%, 07/25/36	606
1,351	Series 2006-60, Class DO, PO, 04/25/35	1,290
257	Series 2006-62, Class PS, HB, IF, 37.285%, 07/25/36	538
4,019	Series 2006-63, Class ZH, 6.500%, 07/25/36	4,760
679	Series 2006-65, Class QO, PO, 07/25/36	639
8,313	Series 2006-71, Class ZL, 6.000%, 07/25/36	9,555
1,212	Series 2006-72, Class GO, PO, 08/25/36	1,141
252	Series 2006-72, Class TO, PO, 08/25/36	242
3,017	Series 2006-77, Class PC, 6.500%, 08/25/36	3,475
643	Series 2006-78, Class BZ, 6.500%, 08/25/36	738
2,109	Series 2006-79, Class DF, VAR, 0.786%, 08/25/36	2,119
499	Series 2006-79, Class DO, PO, 08/25/36	467
629	Series 2006-79, Class OP, PO, 08/25/36	603
529	Series 2006-85, Class MZ, 6.500%, 09/25/36	599
631	Series 2006-86, Class OB, PO, 09/25/36	602
675	Series 2006-90, Class AO, PO, 09/25/36	635
303	Series 2006-94, Class GK, HB, IF, 31.071%, 10/25/26	528

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
398	Series 2006-95, Class SG, HB, IF, 24.457%, 10/25/36	655
172	Series 2006-109, Class PO, PO, 11/25/36	164
1,144	Series 2006-110, Class PO, PO, 11/25/36	1,085
465	Series 2006-111, Class EO, PO, 11/25/36	443
616	Series 2006-113, Class PO, PO, 07/25/36	601
135	Series 2006-115, Class ES, HB, IF, 24.817%, 12/25/36	207
547	Series 2006-115, Class OK, PO, 12/25/36	526
2,373	Series 2006-117, Class GS, IF, IO, 6.214%, 12/25/36	369
1,641	Series 2006-118, Class A1, VAR, 0.496%, 12/25/36	1,606
6,102	Series 2006-118, Class A2, VAR, 0.498%, 12/25/36	6,087
240	Series 2006-119, Class PO, PO, 12/25/36	226
1,022	Series 2006-128, Class BP, 5.500%, 01/25/37	1,095
526	Series 2006-128, Class PO, PO, 01/25/37	505
1,765	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	308
73	Series 2007-1, Class SD, HB, IF, 36.385%, 02/25/37	190
810	Series 2007-7, Class SG, IF, IO, 6.064%, 08/25/36	215
2,095	Series 2007-10, Class FD, VAR, 0.686%, 02/25/37	2,089
4,634	Series 2007-14, Class ES, IF, IO, 6.004%, 03/25/37	722
475	Series 2007-14, Class OP, PO, 03/25/37	450
136	Series 2007-14, Class QD, 5.500%, 11/25/35	136
487	Series 2007-15, Class NO, PO, 03/25/22	465
1,865	Series 2007-16, Class FC, VAR, 1.186%, 03/25/37	1,980
2,310	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,552
204	Series 2007-22, Class SC, IF, IO, 5.654%, 03/25/37	35
1,588	Series 2007-28, Class EO, PO, 04/25/37	1,524
972	Series 2007-29, Class SG, HB, IF, 21.214%, 04/25/37	1,494
1,919	Series 2007-35, Class SI, IF, IO, 5.664%, 04/25/37	296
364	Series 2007-42, Class AO, PO, 05/25/37	351
5,600	Series 2007-42, Class B, 6.000%, 05/25/37	6,371

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
884	Series 2007-43, Class FL, VAR, 0.736%, 05/25/37	885
3,660	Series 2007-53, Class SH, IF, IO, 5.664%, 06/25/37	562
5,594	Series 2007-54, Class FA, VAR, 0.836%, 06/25/37	5,630
1,191	Series 2007-54, Class WI, IF, IO, 5.664%, 06/25/37	211
11,043	Series 2007-60, Class AX, IF, IO, 6.714%, 07/25/37	2,389
676	Series 2007-62, Class SE, IF, 15.411%, 07/25/37	917
935	Series 2007-64, Class FB, VAR, 0.806%, 07/25/37	936
4,229	Series 2007-65, Class KI, IF, IO, 6.184%, 07/25/37	613
1,175	Series 2007-67, Class PO, PO, 07/25/37	1,060
2,714	Series 2007-70, Class Z, 5.500%, 07/25/37	3,066
7,376	Series 2007-72, Class EK, IF, IO, 5.964%, 07/25/37	1,310
1,701	Series 2007-76, Class AZ, 5.500%, 08/25/37	1,864
2,320	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,598
1,292	Series 2007-77, Class FG, VAR, 0.936%, 03/25/37	1,300
416	Series 2007-78, Class CB, 6.000%, 08/25/37	470
2,451	Series 2007-78, Class PE, 6.000%, 08/25/37	2,759
970	Series 2007-79, Class SB, HB, IF, 22.419%, 08/25/37	1,465
3,084	Series 2007-81, Class GE, 6.000%, 08/25/37	3,395
138	Series 2007-84, Class PG, 6.000%, 12/25/36	139
262	Series 2007-85, Class SL, IF, 15.061%, 09/25/37	371
3,608	Series 2007-88, Class VI, IF, IO, 6.104%, 09/25/37	763
3,706	Series 2007-91, Class ES, IF, IO, 6.024%, 10/25/37	584
569	Series 2007-92, Class YA, 6.500%, 06/25/37	640
948	Series 2007-92, Class YS, IF, IO, 5.344%, 06/25/37	131
662	Series 2007-97, Class FC, VAR, 0.936%, 07/25/37	667

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,506	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	313
429	Series 2007-98, Class FB, VAR, 0.886%, 06/25/37	446
3,412	Series 2007-100, Class SM, IF, IO, 6.014%, 10/25/37	580
14,786	Series 2007-101, Class A2, VAR, 0.521%, 06/27/36	14,771
1,424	Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	1,591
283	Series 2007-108, Class SA, IF, IO, 5.924%, 12/25/37	36
4,627	Series 2007-109, Class AI, IF, IO, 5.964%, 12/25/37	597
3,223	Series 2007-112, Class MJ, 6.500%, 12/25/37	3,818
3,557	Series 2007-112, Class SA, IF, IO, 6.014%, 12/25/37	717
23,985	Series 2007-114, Class A6, VAR, 0.636%, 10/27/37	23,866
9,092	Series 2007-116, Class HI, IO, VAR, 1.611%, 01/25/38	528
1	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	–	(h)
4,120	Series 2008-1, Class BI, IF, IO, 5.474%, 02/25/38	641
7,011	Series 2008-4, Class SD, IF, IO, 5.564%, 02/25/38	1,199
1,060	Series 2008-10, Class XI, IF, IO, 5.804%, 03/25/38	159
1,180	Series 2008-16, Class IS, IF, IO, 5.774%, 03/25/38	203
912	Series 2008-18, Class FA, VAR, 1.336%, 03/25/38	926
451	Series 2008-18, Class SP, IF, 13.128%, 03/25/38	601
1,724	Series 2008-20, Class SA, IF, IO, 6.554%, 03/25/38	325
1,502	Series 2008-27, Class SN, IF, IO, 6.464%, 04/25/38	265
549	Series 2008-28, Class QS, IF, 19.393%, 04/25/38	800
1,277	Series 2008-32, Class SA, IF, IO, 6.424%, 04/25/38	203
4,358	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	18
459	Series 2008-42, Class AO, PO, 09/25/36	443
47	Series 2008-44, Class PO, PO, 05/25/38	45

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,752	Series 2008-46, Class HI, IO, VAR, 1.616%, 06/25/38	266
819	Series 2008-47, Class SI, IF, IO, 6.064%, 06/25/23	81
995	Series 2008-53, Class CI, IF, IO, 6.764%, 07/25/38	211
4,807	Series 2008-55, Class S, IF, IO, 7.164%, 07/25/28	866
822	Series 2008-56, Class AC, 5.000%, 07/25/38	900
965	Series 2008-60, Class JC, 5.000%, 07/25/38	1,070
1,910	Series 2008-61, Class BH, 4.500%, 07/25/23	2,020
794	Series 2008-76, Class GF, VAR, 1.086%, 09/25/23	798
3,860	Series 2008-80, Class SA, IF, IO, 5.414%, 09/25/38	566
2,197	Series 2008-81, Class SB, IF, IO, 5.414%, 09/25/38	328
256	Series 2009-4, Class BD, 4.500%, 02/25/39	277
2,462	Series 2009-6, Class GS, IF, IO, 6.124%, 02/25/39	541
1,297	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	94
4,333	Series 2009-11, Class NB, 5.000%, 03/25/29	4,730
1,031	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	48
2,069	Series 2009-17, Class QS, IF, IO, 6.214%, 03/25/39	319
538	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	32
3,126	Series 2009-19, Class PW, 4.500%, 10/25/36	3,415
132	Series 2009-47, Class MT, 7.000%, 07/25/39	148
1,676	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	238
5,869	Series 2009-59, Class HB, 5.000%, 08/25/39	6,532
7,106	Series 2009-60, Class HT, 6.000%, 08/25/39	8,150
142	Series 2009-63, Class P, 5.000%, 03/25/37	156
5,912	Series 2009-65, Class MT, 5.000%, 09/25/39	6,381

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,034	Series 2009-69, Class WA, VAR, 6.012%, 09/25/39	3,522
1,697	Series 2009-70, Class CO, PO, 01/25/37	1,547
1,705	Series 2009-84, Class WS, IF, IO, 5.464%, 10/25/39	216
3,997	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	620
9,674	Series 2009-86, Class OT, PO, 10/25/37	8,772
2,214	Series 2009-99, Class SC, IF, IO, 5.744%, 12/25/39	311
4,346	Series 2009-99, Class WA, VAR, 6.293%, 12/25/39	5,021
6,609	Series 2009-103, Class MB, VAR, 2.498%, 12/25/39	6,998
2,953	Series 2009-112, Class ST, IF, IO, 5.814%, 01/25/40	492
896	Series 2009-113, Class AO, PO, 01/25/40	841
1,166	Series 2010-1, Class WA, VAR, 6.212%, 02/25/40	1,347
2,095	Series 2010-14, Class FJ, VAR, 1.036%, 03/25/40	2,122
3,492	Series 2010-16, Class WA, VAR, 6.446%, 03/25/40	4,074
3,247	Series 2010-16, Class WB, VAR, 6.245%, 03/25/40	3,757
2,802	Series 2010-35, Class SB, IF, IO, 5.994%, 04/25/40	363
2,690	Series 2010-35, Class SJ, IF, 16.214%, 04/25/40	3,524
433	Series 2010-39, Class OT, PO, 10/25/35	407
1,881	Series 2010-40, Class FJ, VAR, 1.036%, 04/25/40	1,894
1,736	Series 2010-42, Class S, IF, IO, 5.964%, 05/25/40	321
1,648	Series 2010-43, Class FD, VAR, 1.027%, 05/25/40	1,668
631	Series 2010-45, Class BD, 4.500%, 11/25/38	651
5,779	Series 2010-49, Class SC, IF, 11.788%, 03/25/40	6,934
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,766
1,474	Series 2010-63, Class AP, PO, 06/25/40	1,357
14,689	Series 2010-64, Class DM, 5.000%, 06/25/40	16,286
6,796	Series 2010-71, Class HJ, 5.500%, 07/25/40	7,784
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,121

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,821	Series 2010-103, Class SB, IF, IO, 5.674%, 11/25/49	270
12,063	Series 2010-111, Class AE, 5.500%, 04/25/38	12,562
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	20,833
14,382	Series 2010-125, Class SA, IF, IO, 4.014%, 11/25/40	1,451
10,921	Series 2010-147, Class SA, IF, IO, 6.094%, 01/25/41	2,554
3,327	Series 2010-148, Class MA, 4.000%, 02/25/39	3,444
2,224	Series 2011-2, Class WA, VAR, 5.812%, 02/25/51	2,462
685	Series 2011-17, Class EF, VAR, 0.736%, 07/25/25	687
5,325	Series 2011-19, Class ZY, 6.500%, 07/25/36	6,139
1,109	Series 2011-22, Class MA, 6.500%, 04/25/38	1,229
24,217	Series 2011-30, Class LS, IO, VAR, 1.592%, 04/25/41	1,554
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	10,124
6,756	Series 2011-39, Class ZA, 6.000%, 11/25/32	7,780
6,417	Series 2011-47, Class ZA, 5.500%, 07/25/38	6,928
635	Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	712
3,997	Series 2011-75, Class FA, VAR, 0.977%, 08/25/41	4,046
3,961	Series 2011-101, Class FM, VAR, 0.986%, 01/25/41	3,979
2,387	Series 2011-111, Class DF, VAR, 0.836%, 12/25/38	2,392
21,533	Series 2011-118, Class LB, 7.000%, 11/25/41	25,667
29,638	Series 2011-118, Class MT, 7.000%, 11/25/41	35,320
25,611	Series 2011-118, Class NT, 7.000%, 11/25/41	30,564
1,321	Series 2011-149, Class EF, VAR, 0.936%, 07/25/41	1,329
4,604	Series 2011-149, Class MF, VAR, 0.936%, 11/25/41	4,633
4,660	Series 2012-14, Class FB, VAR, 0.886%, 08/25/37	4,676

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
43,931		Series 2012-47, Class HF, VAR, 0.836%, 05/25/27	44,117
6,976		Series 2012-87, Class KF, VAR, 0.886%, 09/25/37	7,011
5,301		Series 2012-89, Class FD, VAR, 0.886%, 04/25/39	5,331
11,778		Series 2012-97, Class FB, VAR, 0.936%, 09/25/42	11,640
5,280		Series 2012-99, Class FA, VAR, 0.886%, 09/25/42	5,319
3,267		Series 2012-101, Class FC, VAR, 0.936%, 09/25/42	3,270
10,695		Series 2012-108, Class F, VAR, 0.936%, 10/25/42	10,795
6,342		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,686
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,975
17,309		Series 2013-92, Class PO, PO, 09/25/43	14,406
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	8,088
13,494		Series 2013-101, Class DO, PO, 10/25/43	11,130
29,706		Series 2013-128, Class PO, PO, 12/25/43	23,877
5		Series G-14, Class L, 8.500%, 06/25/21	6
—	(h)	Series G-17, Class S, HB, VAR, 1,037.037%, 06/25/21	2
23		Series G-18, Class Z, 8.750%, 06/25/21	25
1		Series G-22, Class G, 6.000%, 12/25/16	1
15		Series G-28, Class S, IF, 14.664%, 09/25/21	17
41		Series G-35, Class M, 8.750%, 10/25/21	44
7		Series G-51, Class SA, HB, IF, 25.082%, 12/25/21	9
—	(h)	Series G92-27, Class SQ, HB, IF, 11,513.883%, 05/25/22	9
196		Series G92-35, Class E, 7.500%, 07/25/22	218
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
17		Series G92-42, Class Z, 7.000%, 07/25/22	19
137		Series G92-44, Class ZQ, 8.000%, 07/25/22	142
58		Series G92-45, Class Z, 6.000%, 08/25/22	59
18		Series G92-52, Class FD, VAR, 0.447%, 09/25/22	18
188		Series G92-54, Class ZQ, 7.500%, 09/25/22	205
17		Series G92-59, Class F, VAR, 1.355%, 10/25/22	17

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
35	Series G92-61, Class Z, 7.000%, 10/25/22	39
25	Series G92-62, Class B, PO, 10/25/22	24
124	Series G93-1, Class KA, 7.900%, 01/25/23	140
49	Series G93-5, Class Z, 6.500%, 02/25/23	55
38	Series G93-14, Class J, 6.500%, 03/25/23	42
84	Series G93-17, Class SI, IF, 6.000%, 04/25/23	97
76	Series G93-27, Class FD, VAR, 1.316%, 08/25/23	78
18	Series G93-37, Class H, PO, 09/25/23	17
74	Series G95-1, Class C, 8.800%, 01/25/25	84
	Federal National Mortgage Association REMIC Trust,
1,427	Series 2003-W1, Class 1A1, VAR, 5.711%, 12/25/42	1,641
375	Series 2003-W1, Class 2A, VAR, 6.361%, 12/25/42	443
223	Series 2003-W4, Class 2A, VAR, 6.336%, 10/25/42	262
6,098	Series 2004-W10, Class A6, 5.750%, 08/25/34	6,986
1,161	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,380
2,158	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,551
2,101	Series 2006-W3, Class 2A, 6.000%, 09/25/46	2,359
668	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	750
686	Series 2007-W5, Class PO, PO, 06/25/37	630
481	Series 2007-W7, Class 1A4, HB, IF, 36.565%, 07/25/37	769
301	Series 2007-W10, Class 2A, VAR, 6.326%, 08/25/47	342
10,995	Series 2009-W1, Class A, 6.000%, 12/25/49	12,680
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
16	Series 218, Class 2, IO, 7.500%, 04/25/23	3
12	Series 265, Class 2, 9.000%, 03/25/24	15
1,276	Series 300, Class 1, PO, 09/25/24	1,195
170	Series 329, Class 1, PO, 01/25/33	163
313	Series 339, Class 18, IO, 4.500%, 07/25/18	12
427	Series 339, Class 21, IO, 4.500%, 08/25/18	12

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
231	Series 339, Class 28, IO, 5.500%, 08/25/18	9
215	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	41
924	Series 365, Class 8, IO, 5.500%, 05/25/36	183
73	Series 368, Class 3, IO, 4.500%, 11/25/20	4
617	Series 374, Class 5, IO, 5.500%, 08/25/36	126
631	Series 383, Class 33, IO, 6.000%, 01/25/38	111
252	Series 393, Class 6, IO, 5.500%, 04/25/37	45
29,862	Series 411, Class F1, VAR, 0.986%, 08/25/42	30,396
10,398	Series 412, Class F2, VAR, 0.936%, 08/25/42	10,045
	Federal National Mortgage Association Trust,
1,285	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,509
769	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	883
5,168	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	5,950
2,199	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,590
2,615	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,112
489	Series 2003-W8, Class 3F1, VAR, 0.836%, 05/25/42	489
1,329	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	1,336
3,609	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	4,299
874	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,025
903	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,072
2,460	Series 2004-W15, Class 2AF, VAR, 0.686%, 08/25/44	2,448
19,812	Series 2005-W3, Class 2AF, VAR, 0.656%, 03/25/45	19,267
1,092	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,257
9,132	Series 2006-W2, Class 1AF1, VAR, 0.656%, 02/25/46	9,124
2,589	Series 2006-W2, Class 2A, VAR, 2.393%, 11/25/45	2,738
17,655	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.696%, 11/25/46	17,691

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
	Government National Mortgage Association,
1,844	Series 1994-7, Class PQ, VAR, 6.500%, 10/16/24	2,092
1,633	Series 1999-4, Class ZB, 6.000%, 02/20/29	1,839
154	Series 1999-30, Class S, IF, IO, 8.170%, 08/16/29	40
220	Series 1999-40, Class ZW, 7.500%, 11/20/29	256
180	Series 2000-9, Class Z, 8.000%, 06/20/30	216
1,987	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,353
244	Series 2000-12, Class ST, HB, IF, 37.369%, 02/16/30	389
1,798	Series 2000-21, Class Z, 9.000%, 03/16/30	2,191
276	Series 2000-31, Class Z, 9.000%, 10/20/30	321
166	Series 2000-35, Class ZA, 9.000%, 11/20/30	178
16	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
80	Series 2001-6, Class SD, IF, IO, 8.120%, 03/16/31	28
872	Series 2001-22, Class PS, IF, 19.892%, 03/17/31	1,476
200	Series 2001-35, Class SA, IF, IO, 7.820%, 08/16/31	71
182	Series 2001-36, Class S, IF, IO, 7.620%, 08/16/31	64
216	Series 2002-3, Class SP, IF, IO, 6.960%, 01/16/32	63
815	Series 2002-24, Class AG, IF, IO, 7.520%, 04/16/32	186
74	Series 2002-24, Class SB, IF, 11.279%, 04/16/32	93
107	Series 2002-31, Class S, IF, IO, 8.270%, 01/16/31	30
1,661	Series 2002-31, Class SE, IF, IO, 7.070%, 04/16/30	331
785	Series 2002-40, Class UK, 6.500%, 06/20/32	928
26	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	34
3,081	Series 2002-45, Class QE, 6.500%, 06/20/32	3,645
904	Series 2002-47, Class PG, 6.500%, 07/16/32	1,068

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
323	Series 2002-47, Class PY, 6.000%, 07/20/32	366
1,552	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,831
1,042	Series 2002-52, Class GH, 6.500%, 07/20/32	1,240
244	Series 2002-70, Class PS, IF, IO, 7.268%, 08/20/32	11
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,501
817	Series 2003-11, Class SK, IF, IO, 7.270%, 02/16/33	147
357	Series 2003-12, Class SP, IF, IO, 7.268%, 02/20/33	100
124	Series 2003-24, Class PO, PO, 03/16/33	116
3,633	Series 2003-25, Class PZ, 5.500%, 04/20/33	4,138
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,290
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,197
923	Series 2003-46, Class TC, 6.500%, 03/20/33	1,054
602	Series 2003-52, Class AP, PO, 06/16/33	541
1,688	Series 2003-58, Class BE, 6.500%, 01/20/33	1,930
2,141	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,418
97	Series 2003-90, Class PO, PO, 10/20/33	90
1,409	Series 2003-97, Class SA, IF, IO, 6.120%, 11/16/33	258
1,182	Series 2003-112, Class SA, IF, IO, 6.120%, 12/16/33	268
1,573	Series 2003-112, Class TS, IF, IO, 6.518%, 10/20/32	32
230	Series 2003-114, Class SH, IF, 13.914%, 11/17/32	289
552	Series 2004-28, Class S, IF, 18.479%, 04/16/34	845
1,107	Series 2004-46, Class PO, PO, 06/20/34	1,051
4,048	Series 2004-49, Class Z, 6.000%, 06/20/34	4,588
528	Series 2004-71, Class SB, HB, IF, 27.343%, 09/20/34	926
528	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	595
624	Series 2004-73, Class AE, IF, 13.967%, 08/17/34	780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,977	Series 2004-73, Class JL, IF, IO, 6.120%, 09/16/34	793
151	Series 2004-83, Class AP, IF, 13.326%, 10/16/34	186
20	Series 2004-85, Class PO, PO, 01/17/33	20
208	Series 2004-87, Class SB, IF, 7.178%, 03/17/33	226
408	Series 2004-89, Class LS, HB, IF, 22.805%, 10/16/34	657
6,482	Series 2004-90, Class SI, IF, IO, 5.668%, 10/20/34	1,059
3,322	Series 2004-96, Class SC, IF, IO, 5.648%, 11/20/34	560
4,561	Series 2005-3, Class SK, IF, IO, 6.318%, 01/20/35	803
230	Series 2005-7, Class JM, IF, 15.773%, 05/18/34	285
861	Series 2005-35, Class FL, VAR, 0.782%, 03/20/32	865
234	Series 2005-44, Class SP, IF, 11.336%, 10/20/34	272
481	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	102
27	Series 2005-65, Class SA, HB, IF, 21.096%, 08/20/35	39
225	Series 2005-66, Class SP, IF, 19.398%, 08/16/35	345
2,134	Series 2005-68, Class DP, IF, 15.396%, 06/17/35	3,062
9,647	Series 2005-68, Class KI, IF, IO, 5.868%, 09/20/35	1,811
3,155	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,543
518	Series 2005-82, Class PO, PO, 10/20/35	488
880	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	160
787	Series 2006-16, Class OP, PO, 03/20/36	749
757	Series 2006-20, Class QA, 5.750%, 02/20/36	813
1,079	Series 2006-22, Class AO, PO, 05/20/36	1,022
4,431	Series 2006-33, Class Z, 6.500%, 07/20/36	5,235
160	Series 2006-34, Class PO, PO, 07/20/36	151
183	Series 2006-38, Class SW, IF, IO, 6.068%, 06/20/36	23
5,967	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,035
2,258	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,558

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,385	Series 2006-59, Class SD, IF, IO, 6.268%, 10/20/36	254
2,492	Series 2006-65, Class SA, IF, IO, 6.368%, 11/20/36	492
2,243	Series 2007-9, Class CI, IF, IO, 5.768%, 03/20/37	393
3,756	Series 2007-17, Class JI, IF, IO, 6.380%, 04/16/37	794
1,457	Series 2007-17, Class JO, PO, 04/16/37	1,386
1,458	Series 2007-19, Class SD, IF, IO, 5.768%, 04/20/37	244
855	Series 2007-25, Class FN, VAR, 0.731%, 05/16/37	858
2,894	Series 2007-26, Class SC, IF, IO, 5.768%, 05/20/37	537
2,673	Series 2007-27, Class SD, IF, IO, 5.768%, 05/20/37	515
238	Series 2007-28, Class BO, PO, 05/20/37	218
3,776	Series 2007-35, Class PO, PO, 06/16/37	3,624
507	Series 2007-36, Class HO, PO, 06/16/37	480
2,173	Series 2007-36, Class SE, IF, IO, 6.040%, 06/16/37	429
2,353	Series 2007-36, Class SJ, IF, IO, 5.818%, 06/20/37	346
2,231	Series 2007-40, Class SD, IF, IO, 6.318%, 07/20/37	418
3,383	Series 2007-40, Class SN, IF, IO, 6.248%, 07/20/37	634
3,221	Series 2007-45, Class QA, IF, IO, 6.208%, 07/20/37	651
851	Series 2007-50, Class AI, IF, IO, 6.343%, 08/20/37	131
2,042	Series 2007-53, Class ES, IF, IO, 6.118%, 09/20/37	397
598	Series 2007-53, Class SW, IF, 18.909%, 09/20/37	861
3,231	Series 2007-57, Class PO, PO, 03/20/37	3,164
2,719	Series 2007-67, Class SI, IF, IO, 6.078%, 11/20/37	490
1,064	Series 2007-71, Class SB, IF, IO, 6.268%, 07/20/36	58
2,232	Series 2007-72, Class US, IF, IO, 6.118%, 11/20/37	413
2,498	Series 2007-73, Class MI, IF, IO, 5.568%, 11/20/37	413
2,193	Series 2007-74, Class SL, IF, IO, 6.110%, 11/16/37	387
4,846	Series 2007-76, Class SB, IF, IO, 6.068%, 11/20/37	895

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,572	Series 2007-79, Class SY, IF, IO, 6.118%, 12/20/37	668
169	Series 2008-1, Class PO, PO, 01/20/38	156
273	Series 2008-7, Class SK, IF, 18.654%, 11/20/37	424
379	Series 2008-7, Class SP, IF, 12.536%, 10/20/37	514
589	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	94
592	Series 2008-20, Class PO, PO, 09/20/37	583
604	Series 2008-29, Class PO, PO, 02/17/33	578
3,997	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	426
1,228	Series 2008-33, Class XS, IF, IO, 7.270%, 04/16/38	274
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,688
3,439	Series 2008-36, Class SH, IF, IO, 5.868%, 04/20/38	588
10,257	Series 2008-40, Class SA, IF, IO, 5.970%, 05/16/38	1,948
144	Series 2008-43, Class NA, 5.500%, 11/20/37	149
1,798	Series 2008-50, Class KB, 6.000%, 06/20/38	2,065
885	Series 2008-55, Class SA, IF, IO, 5.768%, 06/20/38	145
3,212	Series 2008-60, Class CS, IF, IO, 5.718%, 07/20/38	474
363	Series 2008-60, Class PO, PO, 01/20/38	358
3,694	Series 2008-69, Class QD, 5.750%, 07/20/38	3,971
1,187	Series 2008-71, Class SC, IF, IO, 5.568%, 08/20/38	168
3,724	Series 2008-76, Class US, IF, IO, 5.468%, 09/20/38	564
2,415	Series 2008-79, Class CS, IF, 6.368%, 06/20/35	2,801
7,553	Series 2008-81, Class S, IF, IO, 5.768%, 09/20/38	1,229
3,911	Series 2008-93, Class AS, IF, IO, 5.268%, 12/20/38	602
7,021	Series 2008-95, Class DS, IF, IO, 6.868%, 12/20/38	1,418
2,195	Series 2008-96, Class SL, IF, IO, 5.568%, 12/20/38	345
1,790	Series 2009-6, Class SA, IF, IO, 5.670%, 02/16/39	274

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,949	Series 2009-6, Class SH, IF, IO, 5.608%, 02/20/39	300
3,344	Series 2009-10, Class SA, IF, IO, 5.518%, 02/20/39	478
997	Series 2009-10, Class SL, IF, IO, 6.070%, 03/16/34	50
2,682	Series 2009-11, Class SC, IF, IO, 5.720%, 02/16/39	368
1,003	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	211
2,163	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	477
6,016	Series 2009-22, Class SA, IF, IO, 5.838%, 04/20/39	924
1,753	Series 2009-24, Class DS, IF, IO, 5.868%, 03/20/39	132
1,631	Series 2009-25, Class SE, IF, IO, 7.168%, 09/20/38	334
3,552	Series 2009-31, Class TS, IF, IO, 5.868%, 03/20/39	436
741	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	123
988	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	184
1,486	Series 2009-35, Class SN, IF, IO, 5.970%, 12/16/38	108
11,516	Series 2009-35, Class ZB, 5.500%, 05/16/39	13,944
4,556	Series 2009-42, Class SC, IF, IO, 5.648%, 06/20/39	701
3,124	Series 2009-43, Class SA, IF, IO, 5.518%, 06/20/39	491
5,515	Series 2009-64, Class SN, IF, IO, 5.670%, 07/16/39	646
1,137	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	139
4,834	Series 2009-72, Class SM, IF, IO, 5.820%, 08/16/39	780
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,341
4,464	Series 2009-79, Class OK, PO, 11/16/37	4,021
7,412	Series 2009-81, Class SB, IF, IO, 5.658%, 09/20/39	1,197
7,261	Series 2009-102, Class SM, IF, IO, 5.970%, 06/16/39	654
2,250	Series 2009-104, Class AB, 7.000%, 08/16/39	2,540
6,444	Series 2009-106, Class AS, IF, IO, 5.970%, 11/16/39	1,147

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
21,528	Series 2009-106, Class ST, IF, IO, 5.568%, 02/20/38	3,630
3,181	Series 2009-121, Class VA, 5.500%, 11/20/20	3,345
1,610	Series 2010-14, Class AO, PO, 12/20/32	1,568
848	Series 2010-14, Class BO, PO, 11/20/35	748
2,852	Series 2010-14, Class CO, PO, 08/20/35	2,673
4,104	Series 2010-14, Class QP, 6.000%, 12/20/39	4,267
2,295	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	2,619
1,187	Series 2010-103, Class WA, VAR, 5.733%, 08/20/34	1,346
1,668	Series 2010-129, Class AW, VAR, 6.117%, 04/20/37	1,881
7,981	Series 2010-130, Class CP, 7.000%, 10/16/40	9,450
11,382	Series 2010-157, Class OP, PO, 12/20/40	10,109
26,903	Series 2010-H17, Class XQ, VAR, 5.237%, 07/20/60	29,147
789	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	886
6,459	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,355
5,544	Series 2011-75, Class SM, IF, IO, 6.168%, 05/20/41	1,280
2,778	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	3,166
3,877	Series 2011-137, Class WA, VAR, 5.534%, 07/20/40	4,423
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,539
9,176	Series 2011-163, Class WA, VAR, 5.850%, 12/20/38	10,512
2,712	Series 2011-H05, Class FB, VAR, 0.930%, 12/20/60	2,687
3,512	Series 2011-H06, Class FA, VAR, 0.880%, 02/20/61	3,474
3,699	Series 2011-H19, Class FA, VAR, 0.900%, 08/20/61	3,667
4,638	Series 2012-59, Class WA, VAR, 5.564%, 08/20/38	5,327
5,665	Series 2012-141, Class WA, VAR, 4.541%, 11/16/41	6,255
4,094	Series 2012-141, Class WB, VAR, 3.984%, 09/16/42	4,320
5,983	Series 2012-141, Class WC, VAR, 3.730%, 01/20/42	6,348

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
11,584	Series 2012-H08, Class FB, VAR, 1.030%, 03/20/62	11,512
8,460	Series 2012-H08, Class FS, VAR, 1.130%, 04/20/62	8,435
69,530	Series 2012-H10, Class FA, VAR, 0.980%, 12/20/61	69,033
8,178	Series 2012-H15, Class FA, VAR, 0.701%, 05/20/62	8,179
2,672	Series 2012-H18, Class NA, VAR, 0.950%, 08/20/62	2,650
3,178	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,207
30,222	Series 2012-H21, Class CF, VAR, 1.130%, 05/20/61	30,217
30,819	Series 2012-H21, Class DF, VAR, 1.080%, 05/20/61	30,791
31,644	Series 2012-H22, Class FD, VAR, 0.900%, 01/20/61	31,470
7,437	Series 2012-H24, Class FA, VAR, 0.880%, 03/20/60	7,438
9,595	Series 2012-H24, Class FD, VAR, 1.020%, 09/20/62	9,600
4,462	Series 2012-H24, Class FE, VAR, 1.030%, 10/20/62	4,442
19,093	Series 2012-H24, Class FG, VAR, 0.681%, 04/20/60	19,005
15,432	Series 2012-H26, Class JA, VAR, 0.980%, 10/20/61	15,430
22,130	Series 2012-H26, Class MA, VAR, 0.980%, 07/20/62	22,053
9,546	Series 2012-H27, Class FB, VAR, 0.930%, 10/20/62	9,520
34,059	Series 2012-H28, Class FA, VAR, 1.010%, 09/20/62	33,935
29,546	Series 2012-H29, Class FA, VAR, 0.945%, 10/20/62	29,294
5,912	Series 2012-H30, Class JA, VAR, 0.910%, 01/20/60	5,915
11,467	Series 2012-H30, Class PA, VAR, 0.880%, 11/20/59	11,470
27,399	Series 2012-H31, Class FD, VAR, 0.770%, 12/20/62	27,033
5,723	Series 2013-26, Class AK, VAR, 4.662%, 09/20/41	6,248
2,945	Series 2013-54, Class WA, VAR, 4.712%, 11/20/42	3,223
2,166	Series 2013-75, Class WA, VAR, 5.228%, 06/20/40	2,430

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,276	Series 2013-91, Class WA, VAR, 4.506%, 04/20/43	3,533
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,399
28,458	Series 2013-H01, Class FA, 1.650%, 01/20/63	28,499
12,219	Series 2013-H01, Class JA, VAR, 0.750%, 01/20/63	12,029
10,845	Series 2013-H01, Class TA, VAR, 0.930%, 01/20/63	10,834
1,555	Series 2013-H02, Class HF, VAR, 0.730%, 11/20/62	1,554
4,115	Series 2013-H03, Class FA, VAR, 0.730%, 08/20/60	4,113
38,505	Series 2013-H04, Class BA, 1.650%, 02/20/63	38,562
2,866	Series 2013-H04, Class SA, VAR, 0.850%, 02/20/63	2,828
3,573	Series 2013-H07, Class GA, VAR, 0.900%, 03/20/63	3,541
11,663	Series 2013-H07, Class HA, VAR, 0.840%, 03/20/63	11,524
9,299	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,396
5,512	Series 2013-H07, Class MA, VAR, 0.980%, 04/20/62	5,510
15,403	Series 2013-H08, Class FC, VAR, 0.880%, 02/20/63	15,252
11,631	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,645
3,430	Series 2013-H14, Class FC, VAR, 0.900%, 06/20/63	3,400
3,187	Series 2013-H14, Class FG, VAR, 0.900%, 05/20/63	3,137
8,722	Series 2014-6, Class W, VAR, 5.471%, 01/20/39	9,733
7,067	Series 2014-41, Class W, VAR, 4.694%, 10/20/42	7,739
6,041	Series 2014-188, Class W, VAR, 4.686%, 10/20/41	6,580
22,072	Series 2014-H01, Class FD, VAR, 1.080%, 01/20/64	21,956
16,470	Series 2014-H05, Class FA, VAR, 1.120%, 02/20/64	16,402
5,593	Series 2014-H06, Class HB, VAR, 1.080%, 03/20/64	5,568
16,162	Series 2014-H09, Class TA, VAR, 1.030%, 04/20/64	16,044

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
24,815	Series 2014-H10, Class TA, VAR, 1.030%, 04/20/64	24,635
27,175	Series 2014-H11, Class VA, VAR, 0.930%, 06/20/64	26,819
26,516	Series 2014-H15, Class FA, VAR, 0.930%, 07/20/64	26,172
19,856	Series 2014-H17, Class FC, VAR, 0.930%, 07/20/64	19,597
23,324	Series 2014-H19, Class FE, VAR, 0.900%, 09/20/64	22,993
11,280	Series 2014-H20, Class LF, VAR, 1.030%, 10/20/64	11,226
6,620	Series 2015-91, Class W, VAR, 5.242%, 05/20/40	7,408
8,795	Series 2015-137, Class WA, VAR, 5.483%, 01/20/38	9,950
13,597	Series 2015-H02, Class FB, VAR, 0.932%, 12/20/64	13,447
12,553	Series 2015-H03, Class FA, VAR, 0.930%, 12/20/64	12,431
42,238	Series 2015-H05, Class FC, VAR, 0.910%, 02/20/65	42,144
27,459	Series 2015-H06, Class FA, VAR, 0.910%, 02/20/65	27,198
19,804	Series 2015-H07, Class ES, VAR, 0.900%, 02/20/65	19,618
60,844	Series 2015-H08, Class FC, VAR, 0.731%, 03/20/65	60,671
48,310	Series 2015-H10, Class FC, VAR, 0.910%, 04/20/65	48,108
28,767	Series 2015-H12, Class FA, VAR, 0.910%, 05/20/65	28,740
12,610	Series 2015-H15, Class FD, VAR, 0.870%, 06/20/65	12,414
19,728	Series 2015-H15, Class FJ, VAR, 0.870%, 06/20/65	19,435
27,967	Series 2015-H16, Class FG, VAR, 0.870%, 07/20/65	27,600
30,254	Series 2015-H16, Class FL, VAR, 0.870%, 07/20/65	29,759
22,570	Series 2015-H18, Class FA, VAR, 0.880%, 06/20/65	22,227
22,713	Series 2015-H20, Class FA, VAR, 0.900%, 08/20/65	22,394
19,744	Series 2015-H23, Class FB, VAR, 0.950%, 09/20/65	19,496
6,236	Series 2015-H26, Class FG, VAR, 0.950%, 10/20/65	6,154

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
13,404	Series 2015-H32, Class FH, VAR, 1.090%, 12/20/65	13,317
62,120	Series 2016-H07, Class FA, VAR, 1.190%, 03/20/66 (w)	61,887
	NCUA Guaranteed Notes Trust,
17,704	Series 2010-R3, Class 1A, VAR, 0.999%, 12/08/20	17,730
3,116	Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,155
	Vendee Mortgage Trust,
4,749	Series 1993-1, Class ZB, 7.250%, 02/15/23	5,367
1,130	Series 1994-1, Class 1, VAR, 5.567%, 02/15/24	1,240
3,595	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,070
1,677	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,947
766	Series 1996-2, Class 1Z, 6.750%, 06/15/26	884
2,318	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,734
1,560	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,878

		3,950,044

	Non-Agency CMO — 2.9%
	Ajax Mortgage Loan Trust,
16,322	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	16,179
4,621	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	4,587
7,066	Series 2013-C, Class A, SUB, 4.500%, 03/25/53 (e)	7,200
9,635	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	9,702
10,474	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	10,502
	Alternative Loan Trust,
123	Series 2002-12, Class PO, PO, 11/25/32	91
244	Series 2003-6T2, Class A6, 5.500%, 06/25/33	243
9,997	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	9,923
2,866	Series 2005-1CB, Class 1A6, IF, IO, 6.664%, 03/25/35	654
9,086	Series 2005-20CB, Class 3A8, IF, IO, 4.314%, 07/25/35	1,328

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
8,611	Series 2005-22T1, Class A2, IF, IO, 4.634%, 06/25/35	1,567
3,944	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,704
115	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	91
29,686	Series 2005-37T1, Class A2, IF, IO, 4.614%, 09/25/35	5,757
4,177	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,776
16,490	Series 2005-54CB, Class 1A2, IF, IO, 4.414%, 11/25/35	2,233
54	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	53
1,643	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,548
3,689	Series 2005-J1, Class 1A4, IF, IO, 4.664%, 02/25/35	275
	American General Mortgage Loan Trust,
500	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	516
2,137	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	2,140
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,109
	Angel Oak Mortgage Trust LLC,
13,970	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	13,954
4,533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	4,511
	ASG Resecuritization Trust,
1,126	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	1,115
9,413	Series 2009-3, Class A65, VAR, 2.348%, 03/26/37 (e)	9,316
241	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	240
731	Series 2009-5, Class A50, VAR, 3.406%, 02/28/37 (e)	731
143	Series 2010-1, Class A85, VAR, 0.831%, 02/27/36 (e)	142
3,415	Series 2010-2, Class A60, VAR, 1.974%, 01/28/37 (e)	3,355
358	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	357
4,879	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	4,300
4,314	Series 2011-1, Class 3A50, VAR, 2.736%, 11/28/35 (e)	4,224

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Banc of America Alternative Loan Trust,
158	Series 2003-1, Class APO, PO, 02/25/33	134
3,578	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	3,609
987	Series 2003-7, Class 2A4, 5.000%, 09/25/18	989
3,470	Series 2003-11, Class 1A1, 6.000%, 01/25/34	3,597
2,816	Series 2003-11, Class 2A1, 6.000%, 01/25/34	2,888
402	Series 2003-11, Class PO, PO, 01/25/34	345
906	Series 2004-1, Class 1A1, 6.000%, 02/25/34	960
402	Series 2004-1, Class 5A1, 5.500%, 02/25/19	406
112	Series 2004-6, Class 15PO, PO, 07/25/19	109
796	Series 2004-8, Class 3A1, 5.500%, 09/25/19	777
632	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	583
2,023	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	506
	Banc of America Funding Trust,
443	Series 2004-1, Class PO, PO, 03/25/34	359
611	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	653
892	Series 2004-C, Class 1A1, VAR, 3.085%, 12/20/34	872
562	Series 2005-6, Class 2A7, 5.500%, 10/25/35	546
472	Series 2005-7, Class 30PO, PO, 11/25/35	377
182	Series 2005-8, Class 30PO, PO, 01/25/36	126
1,118	Series 2005-E, Class 4A1, VAR, 2.866%, 03/20/35	1,100
298	Series 2006-1, Class XPO, PO, 01/25/36	227
2,906	Series 2010-R11A, Class 1A6, VAR, 5.149%, 08/26/35 (e)	2,921
	Banc of America Mortgage Trust,
1,769	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,803
597	Series 2003-3, Class 2A1, VAR, 0.986%, 05/25/18	578
403	Series 2003-5, Class 3A1, 7.500%, 02/25/31	414
140	Series 2003-6, Class 2A1, VAR, 0.886%, 08/25/18	138
24	Series 2003-7, Class A2, 4.750%, 09/25/18	24

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
176	Series 2003-8, Class APO, PO, 11/25/33	146
214	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	216
1,575	Series 2003-E, Class 2A2, VAR, 2.794%, 06/25/33	1,560
28	Series 2004-1, Class APO, PO, 02/25/34	26
483	Series 2004-3, Class 15IO, IO, VAR, 0.243%, 04/25/19	1
1,675	Series 2004-3, Class 1A26, 5.500%, 04/25/34	1,693
52	Series 2004-4, Class APO, PO, 05/25/34	45
705	Series 2004-5, Class 2A2, 5.500%, 06/25/34	713
148	Series 2004-5, Class 4A1, 4.750%, 06/25/19	148
4,712	Series 2004-6, Class 1A3, 5.500%, 05/25/34	4,751
110	Series 2004-6, Class 2A7, 5.500%, 07/25/34	111
261	Series 2004-6, Class APO, PO, 07/25/34	231
18	Series 2004-8, Class 5PO, PO, 05/25/32	16
84	Series 2004-8, Class XPO, PO, 10/25/34	72
355	Series 2004-9, Class 3A1, 6.500%, 09/25/32	368
4	Series 2004-9, Class 3PO, PO, 09/25/32	4
820	Series 2004-J, Class 3A1, VAR, 3.148%, 11/25/34	800
665	Series 2005-1, Class 2A1, 5.000%, 02/25/20	676
	BCAP LLC Trust,
2,086	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,176
2,282	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	2,292
6,199	Series 2009-RR14, Class 3A2, VAR, 2.521%, 08/26/35 (e)	6,194
2,937	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	2,961
805	Series 2010-RR6, Class 22A3, VAR, 3.980%, 06/26/36 (e)	800
1,065	Series 2010-RR7, Class 1A5, VAR, 2.812%, 04/26/35 (e)	1,051
13,215	Series 2010-RR7, Class 2A1, VAR, 2.223%, 07/26/45 (e)	13,114
88	Series 2010-RR8, Class 3A3, VAR, 2.746%, 05/26/35 (e)	87
8,968	Series 2010-RR8, Class 3A4, VAR, 2.746%, 05/26/35 (e)	8,676

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
633	Series 2010-RR12, Class 2A5, VAR, 2.681%, 01/26/36 (e)	626
1,952	Series 2010-RR12, Class 4A5, VAR, 2.736%, 10/26/36 (e)	1,920
538	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	538
1,037	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,041
8,610	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	8,658
3,473	Series 2011-RR5, Class 11A3, VAR, 0.577%, 05/28/36 (e)	3,442
9,902	Series 2011-RR10, Class 2A1, VAR, 1.288%, 09/26/37 (e)	9,539
4,425	Series 2012-RR1, Class 5A1, VAR, 3.221%, 07/26/37 (e)	4,653
2,194	Series 2012-RR2, Class 1A1, VAR, 0.597%, 08/26/36 (e)	2,174
7,967	Series 2012-RR3, Class 2A5, VAR, 2.069%, 05/26/37 (e)	7,934
4,321	Series 2012-RR4, Class 8A3, VAR, 0.656%, 06/26/47 (e)	4,157
3,659	Series 2012-RR10, Class 1A1, VAR, 0.657%, 02/26/37 (e)	3,520
9,487	Series 2012-RR10, Class 3A1, VAR, 0.617%, 05/26/36 (e)	9,233
11,016	Series 2015-RR4, Class 1A1, VAR, 1.424%, 09/11/38 (e)	10,359
2,551	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.936%, 03/25/35	2,474
	Bear Stearns ARM Trust,
1,866	Series 2003-2, Class A5, VAR, 2.742%, 01/25/33 (e)	1,870
210	Series 2003-7, Class 3A, VAR, 2.543%, 10/25/33	205
983	Series 2004-2, Class 14A, VAR, 3.129%, 05/25/34	972
5,362	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	5,371
4,944	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	4,806
281	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	254
81	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	69

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Chase Mortgage Finance Trust,
936	Series 2007-A1, Class 1A3, VAR, 2.736%, 02/25/37	920
2,053	Series 2007-A1, Class 2A1, VAR, 2.653%, 02/25/37	2,042
288	Series 2007-A1, Class 7A1, VAR, 2.605%, 02/25/37	286
1,140	Series 2007-A1, Class 9A1, VAR, 2.738%, 02/25/37	1,122
853	Series 2007-A2, Class 1A1, VAR, 2.697%, 07/25/37	843
1,192	Series 2007-A2, Class 2A1, VAR, 2.716%, 07/25/37	1,151
	CHL Mortgage Pass-Through Trust,
164	Series 2002-18, Class PO, PO, 11/25/32	140
515	Series 2004-3, Class A26, 5.500%, 04/25/34	537
350	Series 2004-3, Class A4, 5.750%, 04/25/34	362
2,421	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,499
166	Series 2004-7, Class 2A1, VAR, 2.520%, 06/25/34	161
863	Series 2004-8, Class 2A1, 4.500%, 06/25/19	881
292	Series 2004-HYB1, Class 2A, VAR, 2.702%, 05/20/34	276
1,302	Series 2004-HYB3, Class 2A, VAR, 2.331%, 06/20/34	1,230
866	Series 2004-HYB6, Class A3, VAR, 2.646%, 11/20/34	817
103	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	104
399	Series 2005-14, Class A2, 5.500%, 07/25/35	393
204	Series 2005-16, Class A23, 5.500%, 09/25/35	198
3,315	Series 2005-22, Class 2A1, VAR, 2.716%, 11/25/35	2,789
	Citicorp Mortgage Securities Trust,
161	Series 2006-1, Class 2A1, 5.000%, 02/25/21	165
1,015	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,020
	Citigroup Global Markets Mortgage Securities VII, Inc.,
2,345	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	2,315
16	Series 2003-UP2, Class PO1, PO, 12/25/18	14

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust,
6,923	Series 2008-AR4, Class 1A1A, VAR, 2.948%, 11/25/38 (e)	6,853
1,572	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	1,591
1,410	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,451
4,995	Series 2009-10, Class 1A1, VAR, 2.519%, 09/25/33 (e)	5,019
3,131	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	3,218
2,756	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,795
761	Series 2010-3, Class 4A1, VAR, 2.580%, 02/25/36 (e)	750
792	Series 2010-7, Class 10A1, VAR, 2.762%, 02/25/35 (e)	781
8,749	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	8,798
10,358	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	10,462
2,421	Series 2010-10, Class 2A1, VAR, 2.639%, 02/25/36 (e)	2,429
4,137	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	4,200
	Citigroup Mortgage Loan Trust, Inc.,
737	Series 2003-1, Class 2A5, 5.250%, 10/25/33	746
129	Series 2003-1, Class 2A6, PO, 10/25/33	116
96	Series 2003-1, Class PO2, PO, 10/25/33	86
98	Series 2003-1, Class PO3, PO, 09/25/33	87
1	Series 2003-1, Class WPO1, PO, 06/25/16	1
76	Series 2003-UP3, Class A3, 7.000%, 09/25/33	77
163	Series 2003-UST1, Class A1, 5.500%, 12/25/18	163
36	Series 2003-UST1, Class PO1, PO, 12/25/18	35
26	Series 2003-UST1, Class PO3, PO, 12/25/18	25
521	Series 2004-UST1, Class A6, VAR, 2.349%, 08/25/34	496
345	Series 2005-1, Class 2A1A, VAR, 2.592%, 04/25/35	273
1,755	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,795
1,089	Series 2005-5, Class 1A2, VAR, 3.559%, 08/25/35	778

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
15	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	15
1,177	Series 2003-1, Class DB1, VAR, 6.728%, 02/25/33	1,189
1,179	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,210
936	Series 2003-23, Class 1P, PO, 10/25/33	804
246	Series 2003-23, Class 2A5, 5.000%, 10/25/18	246
62	Series 2003-25, Class 2A1, 4.500%, 10/25/18	61
1,715	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,735
670	Series 2003-27, Class 5A4, 5.250%, 11/25/33	678
600	Series 2003-AR15, Class 3A1, VAR, 2.926%, 06/25/33	592
1,160	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,211
747	Series 2004-5, Class 3A1, 5.250%, 08/25/19	759
15	Series 2004-5, Class 5P, PO, 08/25/19	15
1,746	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,818
247	Series 2005-9, Class AP, PO, 10/25/35	174
3,613	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	339
210	Series 2005-10, Class AP, PO, 11/25/35	131
1,931	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,966
	CSMC,
42,663	Series 2010-11R, Class A6, VAR, 1.439%, 06/28/47 (e)	40,414
2,459	Series 2010-17R, Class 1A1, VAR, 2.505%, 06/26/36 (e)	2,472
4,430	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	4,432
1,891	Series 2011-6R, Class 3A1, VAR, 2.897%, 07/28/36 (e)	1,899
2,893	Series 2012-2R, Class 2A1, VAR, 2.498%, 03/27/47 (e)	2,849
4,403	Series 2012-3R, Class 1A1, VAR, 2.389%, 07/27/37 (e)	4,318
2,119	CSMC Trust, Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	2,121

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
696	Series 2005-1, Class 2A1, VAR, 5.841%, 02/25/20	705
927	Series 2005-3, Class 1A1, VAR, 5.009%, 06/25/20	926
27	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	26
296	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	296
	First Horizon Alternative Mortgage Securities Trust,
1,518	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,307
12,246	Series 2007-FA4, Class 1A2, IF, IO, 5.214%, 08/25/37	3,003
	First Horizon Mortgage Pass-Through Trust,
675	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	665
375	Series 2004-AR7, Class 2A2, VAR, 2.739%, 02/25/35	372
2,477	Series 2005-AR1, Class 2A2, VAR, 2.794%, 04/25/35	2,424
	GMACM Mortgage Loan Trust,
4,280	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	4,203
3,827	Series 2003-AR2, Class 2A4, VAR, 3.100%, 12/19/33	3,735
137	Series 2003-J8, Class A, 5.250%, 12/25/33	142
1,798	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,855
569	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	581
2,977	Series 2005-AR3, Class 3A4, VAR, 2.976%, 06/19/35	2,898
	GSMPS Mortgage Loan Trust,
717	Series 2004-4, Class 1AF, VAR, 0.836%, 06/25/34 (e)	594
1,321	Series 2005-RP2, Class 1AF, VAR, 0.786%, 03/25/35 (e)	1,113
8,033	Series 2005-RP3, Class 1AF, VAR, 0.786%, 09/25/35 (e)	6,488
5,921	Series 2005-RP3, Class 1AS, IO, VAR, 4.359%, 09/25/35 (e)	874
	GSR Mortgage Loan Trust,
448	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	466

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
174	Series 2003-6F, Class A2, VAR, 0.836%, 09/25/32	164
1,178	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,210
1,676	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,720
1,091	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,158
515	Series 2005-5F, Class 8A3, VAR, 0.936%, 06/25/35	486
2,527	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,616
186	Series 2005-AR6, Class 3A1, VAR, 2.874%, 09/25/35	185
1,388	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,309
5,349	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,712
4,393	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,267
9,283	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	9,097
1,729	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 1.036%, 05/25/35	1,674
	Impac Secured Assets CMN Owner Trust,
1,004	Series 2003-2, Class A1, 5.500%, 08/25/33	1,013
46	Series 2004-3, Class 1A4, VAR, 1.236%, 11/25/34	45
	Impac Secured Assets Trust,
4,992	Series 2006-1, Class 2A1, VAR, 0.786%, 05/25/36	4,455
5,485	Series 2006-2, Class 2A1, VAR, 0.786%, 08/25/36	5,329
2,256	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	2,295
	JP Morgan Mortgage Trust,
745	Series 2004-A3, Class 4A1, VAR, 2.714%, 07/25/34	762
929	Series 2004-A4, Class 1A1, VAR, 2.811%, 09/25/34	944
360	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	369
2,118	Series 2005-A1, Class 3A4, VAR, 2.759%, 02/25/35	2,148
13,814	Series 2006-A2, Class 4A1, VAR, 2.716%, 08/25/34	13,831

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
7,535	Series 2006-A2, Class 5A3, VAR, 2.682%, 11/25/33	7,541
1,775	Series 2006-A3, Class 6A1, VAR, 2.748%, 08/25/34	1,768
1,407	Series 2007-A1, Class 5A1, VAR, 2.826%, 07/25/35	1,400
563	Series 2007-A1, Class 5A2, VAR, 2.826%, 07/25/35	568
	JP Morgan Resecuritization Trust,
1,145	Series 2009-6, Class 4A1, VAR, 2.661%, 09/26/36 (e)	1,144
302	Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	301
	Lehman Mortgage Trust,
850	Series 2006-2, Class 1A1, VAR, 5.943%, 04/25/36	754
768	Series 2007-6, Class 1A8, 6.000%, 07/25/37	687
4,494	Series 2008-2, Class 1A6, 6.000%, 03/25/38	3,453
	MASTR Adjustable Rate Mortgages Trust,
900	Series 2004-3, Class 4A2, VAR, 2.452%, 04/25/34	837
3,541	Series 2004-13, Class 2A1, VAR, 2.781%, 04/21/34	3,534
551	Series 2004-15, Class 3A1, VAR, 3.403%, 12/25/34	540
	MASTR Alternative Loan Trust,
1,295	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,281
255	Series 2003-9, Class 8A1, 6.000%, 01/25/34	255
749	Series 2004-3, Class 2A1, 6.250%, 04/25/34	780
2,496	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,610
499	Series 2004-6, Class 30PO, PO, 07/25/34	389
302	Series 2004-6, Class 7A1, 6.000%, 07/25/34	302
404	Series 2004-7, Class 30PO, PO, 08/25/34	308
628	Series 2004-8, Class 6A1, 5.500%, 09/25/19	640
197	Series 2004-10, Class 1A1, 4.500%, 09/25/19	198
801	Series 2005-6, Class 3A1, 5.500%, 11/25/20	775
	MASTR Asset Securitization Trust,
54	Series 2003-2, Class 1A1, 5.000%, 03/25/18	54

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
36	Series 2003-2, Class 2A1, 4.500%, 03/25/18	36
114	Series 2003-2, Class 2A10, 4.500%, 03/25/18	113
65	Series 2003-8, Class 1A1, 5.500%, 09/25/33	64
98	Series 2003-9, Class 15PO, PO, 10/25/18	98
142	Series 2003-9, Class 2A7, 5.500%, 10/25/33	141
62	Series 2003-11, Class 3A1, 4.500%, 12/25/18	63
104	Series 2003-12, Class 30PO, PO, 12/25/33	92
273	Series 2003-12, Class 6A1, 5.000%, 12/25/33	275
72	Series 2004-1, Class 30PO, PO, 02/25/34	62
1,763	Series 2004-4, Class 1A6, 5.250%, 12/26/33	1,821
11	Series 2004-4, Class 3A1, 4.500%, 04/25/19	11
58	Series 2004-6, Class 15PO, PO, 07/25/19	55
200	Series 2004-8, Class 1A1, 4.750%, 08/25/19	204
34	Series 2004-8, Class PO, PO, 08/25/19	32
309	Series 2004-9, Class 5A1, 5.250%, 09/25/19	313
943	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,017
	MASTR Reperforming Loan Trust,
10,709	Series 2005-2, Class 1A1F, VAR, 0.786%, 05/25/35 (e)	8,462
1,341	Series 2006-2, Class 1A1, VAR, 4.623%, 05/25/36 (e)	1,230
795	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	626
	Merrill Lynch Mortgage Investors Trust,
864	Series 2003-A5, Class 2A6, VAR, 2.496%, 08/25/33	866
1,753	Series 2003-E, Class A1, VAR, 1.056%, 10/25/28	1,662
3,451	Series 2003-F, Class A1, VAR, 1.076%, 10/25/28	3,360
1,751	Series 2004-1, Class 2A1, VAR, 2.321%, 12/25/34	1,746
740	Series 2004-A, Class A1, VAR, 0.896%, 04/25/29	708
1,455	Series 2004-A4, Class A2, VAR, 2.561%, 08/25/34	1,478
1,503	Series 2004-C, Class A2, VAR, 1.428%, 07/25/29	1,423

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
2,842		Series 2005-A2, Class A1, VAR, 2.643%, 02/25/35	2,761
3,043		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.343%, 06/25/37	2,933
11		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	12
		Morgan Stanley Mortgage Loan Trust,
3,316		Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	3,470
824		Series 2004-9, Class 4A, VAR, 4.924%, 10/25/19	814
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,925.500%, 04/20/21	1
1,203		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.076%, 02/25/35	1,139
		MRFC Mortgage Pass-Through Trust,
3,547		Series 2000-TBC2, Class A1, VAR, 0.911%, 06/15/30	3,344
773		Series 2000-TBC3, Class A1, VAR, 0.871%, 12/15/30	732
743		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	751
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
316		Series 2003-A1, Class A1, 5.500%, 05/25/33	320
202		Series 2003-A1, Class A2, 6.000%, 05/25/33	205
96		Series 2003-A1, Class A5, 7.000%, 04/25/33	98
4		Series 2003-A1, Class A7, 5.000%, 04/25/18	4
658		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.963%, 03/26/36 (e)	643
5		PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	6
1,383		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,444
618		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.641%, 05/25/35	629
		RALI Trust,
74		Series 2001-QS19, Class A2, 6.000%, 12/25/16	73
278		Series 2002-QS8, Class A5, 6.250%, 06/25/17	278

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
78	Series 2002-QS16, Class A3, IF, 15.712%, 10/25/17	81
1,872	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,947
627	Series 2003-QR24, Class A5, 4.000%, 07/25/33	627
185	Series 2003-QS3, Class A2, IF, 15.541%, 02/25/18	195
492	Series 2003-QS9, Class A3, IF, IO, 7.114%, 05/25/18	24
341	Series 2003-QS12, Class A2A, IF, IO, 7.164%, 06/25/18	21
104	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	4
8,894	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,370
788	Series 2003-QS14, Class A1, 5.000%, 07/25/18	792
8,903	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,921
240	Series 2003-QS18, Class A1, 5.000%, 09/25/18	242
5,076	Series 2003-QS19, Class A1, 5.750%, 10/25/33	5,278
8,206	Series 2004-QS7, Class A4, 5.500%, 05/25/34	8,333
2,410	Series 2005-QA6, Class A32, VAR, 3.473%, 05/25/35	2,020
260	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	214
	RBSSP Resecuritization Trust,
3,945	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	4,177
1,113	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,161
1,184	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,192
4,916	Series 2009-12, Class 1A1, VAR, 5.799%, 11/25/33 (e)	5,079
1,629	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	1,664
4,466	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	4,400
119	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	98
	Residential Asset Securitization Trust,
292	Series 2003-A8, Class A5, 4.250%, 10/25/18	293

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
319	Series 2003-A13, Class A3, 5.500%, 01/25/34	325
18	Series 2003-A14, Class A1, 4.750%, 02/25/19	19
10,547	Series 2005-A2, Class A4, IF, IO, 4.614%, 03/25/35	1,673
1,042	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	944
	RFMSI Trust,
55	Series 2003-S14, Class A4, PO, 07/25/18	53
157	Series 2003-S16, Class A3, 5.000%, 09/25/18	157
281	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	284
184	Series 2004-S6, Class 2A6, PO, 06/25/34	157
952	Series 2005-SA4, Class 1A1, VAR, 2.842%, 09/25/35	785
	Sequoia Mortgage Trust,
1,690	Series 2004-8, Class A1, VAR, 1.132%, 09/20/34	1,597
2,560	Series 2004-8, Class A2, VAR, 1.610%, 09/20/34	2,448
763	Series 2004-10, Class A1A, VAR, 1.052%, 11/20/34	725
2,555	Series 2004-11, Class A1, VAR, 1.032%, 12/20/34	2,461
2,059	Series 2004-12, Class A3, VAR, 1.115%, 01/20/35	1,880
	Springleaf Mortgage Loan Trust,
7,203	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	7,177
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,743
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,099
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	5,973
10,722	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	10,733
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,854
441	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	441
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,057
522	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.454%, 06/25/34	519

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Structured Asset Mortgage Investments II Trust,
2,164	Series 2004-AR5, Class 1A1, VAR, 1.090%, 10/19/34	2,053
7,690	Series 2005-AR5, Class A3, VAR, 0.680%, 07/19/35	7,274
	Structured Asset Securities Corp.,
2,712	Series 2003-37A, Class 2A, VAR, 4.422%, 12/25/33	2,700
2,638	Series 2004-4XS, Class 1A5, SUB, 5.602%, 02/25/34	2,712
1,017	Series 2005-RF3, Class 1A, VAR, 0.786%, 06/25/35 (e)	810
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
440	Series 2003-29, Class 1A1, 4.750%, 09/25/18	444
306	Series 2003-30, Class 1A1, 5.500%, 10/25/33	320
230	Series 2003-32, Class 1A1, VAR, 5.254%, 11/25/33	229
2,915	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,974
856	Series 2003-34A, Class 3A3, VAR, 2.639%, 11/25/33	837
6,100	Series 2004-5H, Class A4, 5.540%, 12/25/33	6,268
587	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	591
	Thornburg Mortgage Securities Trust,
5,662	Series 2003-4, Class A1, VAR, 1.076%, 09/25/43	5,425
4,226	Series 2004-4, Class 3A, VAR, 2.229%, 12/25/44	4,152
	WaMu Mortgage Pass-Through Certificates Trust,
1,503	Series 2003-AR7, Class A7, VAR, 2.412%, 08/25/33	1,499
7,763	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	7,789
1,440	Series 2003-AR9, Class 2A, VAR, 2.562%, 09/25/33	1,414
4,470	Series 2003-AR11, Class A6, VAR, 2.530%, 10/25/33	4,489
1,366	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,405
303	Series 2003-S4, Class 2A10, IF, 16.264%, 06/25/33	380

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
410	Series 2003-S8, Class A5, 4.500%, 09/25/18	412
137	Series 2003-S8, Class A6, 4.500%, 09/25/18	138
5,273	Series 2003-S9, Class A8, 5.250%, 10/25/33	5,384
103	Series 2003-S9, Class P, PO, 10/25/33	86
82	Series 2003-S10, Class A2, 5.000%, 10/25/18	83
219	Series 2003-S13, Class 23A1, VAR, 0.986%, 12/25/18	213
2,044	Series 2004-AR3, Class A1, VAR, 2.470%, 06/25/34	2,051
2,626	Series 2004-AR3, Class A2, VAR, 2.470%, 06/25/34	2,636
561	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	568
649	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	660
890	Series 2004-RS2, Class A4, 5.000%, 11/25/33	903
4,725	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	4,925
1,185	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	1,231
1,051	Series 2006-AR8, Class 1A2, VAR, 2.414%, 08/25/46	888
219	Series 2006-AR10, Class 2P, VAR, 2.451%, 09/25/36	189
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,924	Series 2005-1, Class 1A1, 5.500%, 03/25/35	1,906
168	Series 2005-1, Class CP, PO, 03/25/35	119
11,221	Series 2005-2, Class 1A4, IF, IO, 4.614%, 04/25/35	1,918
3,000	Series 2005-2, Class 2A3, IF, IO, 4.564%, 04/25/35	438
3,963	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,682
3,796	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	789
770	Series 2005-6, Class 2A4, 5.500%, 08/25/35	700
313	Series 2006-1, Class 3A2, 5.750%, 02/25/36	280

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
67	Series 2003-MS5, Class 1A4, VAR, 0.936%, 03/25/18	66
21	Series 2003-MS7, Class P, PO, 03/25/33	18
	Wells Fargo Alternative Loan Trust,
128	Series 2003-1, Class APO, PO, 09/25/33	112
410	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	359
1,133	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,121
	Wells Fargo Mortgage-Backed Securities Trust,
2,998	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	2,991
115	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	115
448	Series 2003-L, Class 2A1, VAR, 2.720%, 11/25/33	446
647	Series 2004-4, Class A9, 5.500%, 05/25/34	660
989	Series 2004-B, Class A1, VAR, 2.720%, 02/25/34	978
2,400	Series 2004-EE, Class 2A1, VAR, 2.742%, 12/25/34	2,410
1,633	Series 2004-EE, Class 2A2, VAR, 2.742%, 12/25/34	1,659
2,691	Series 2004-EE, Class 3A1, VAR, 2.717%, 12/25/34	2,695
879	Series 2004-EE, Class 3A2, VAR, 2.717%, 12/25/34	880
3,955	Series 2004-I, Class 1A1, VAR, 2.787%, 07/25/34	3,989
10,956	Series 2004-P, Class 2A1, VAR, 2.738%, 09/25/34	10,910
4,717	Series 2004-S, Class A1, VAR, 2.753%, 09/25/34	4,784
1,647	Series 2004-V, Class 1A1, VAR, 2.754%, 10/25/34	1,648
2,112	Series 2004-V, Class 1A2, VAR, 2.754%, 10/25/34	2,124
1,110	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,149
239	Series 2005-14, Class 2APO, PO, 12/25/35	207
19,633	Series 2005-AR3, Class 1A1, VAR, 2.764%, 03/25/35	19,552
2,212	Series 2005-AR8, Class 2A1, VAR, 2.788%, 06/25/35	2,239

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
509	Series 2007-7, Class A7, 6.000%, 06/25/37	486
2,931	Series 2007-11, Class A14, 6.000%, 08/25/37	2,890

		876,830

	Total Collateralized Mortgage Obligations (Cost $4,667,921)	4,826,874

Commercial Mortgage-Backed Securities — 3.3%
	A10 Securitization LLC,
795	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	796
17,714	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	17,628
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,302
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,546
	A10 Term Asset Financing LLC,
11,122	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	10,872
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	1,914
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,310
10,254	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	10,118
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,069
	ACRE Commercial Mortgage Trust, (Cayman Islands),
3,932	Series 2014-FL2, Class B, VAR, 2.480%, 08/15/31 (e)	3,882
3,982	Series 2014-FL2, Class C, VAR, 2.930%, 08/15/31 (e)	3,932
2,750	Series 2014-FL2, Class D, VAR, 3.830%, 08/15/31 (e)	2,609
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,135
7,700	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	6,938
	Banc of America Commercial Mortgage Trust,
12,836	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	12,847
4,994	Series 2006-4, Class A4, 5.634%, 07/10/46	5,004
7,216	Series 2006-5, Class A4, 5.414%, 09/10/47	7,271

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
153,574	Series 2006-5, Class XC, IO, VAR, 0.693%, 09/10/47 (e)	513
7,375	Series 2007-5, Class A4, 5.492%, 02/10/51	7,630
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,097	Series 2005-1, Class AJ, VAR, 5.338%, 11/10/42	1,095
1,459	Series 2005-3, Class AM, 4.727%, 07/10/43	1,453
49,532	Series 2005-5, Class XC, IO, VAR, 0.035%, 10/10/45 (e)	23
6,932	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.590%, 06/24/50 (e)	7,083
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,325
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,448
	Bear Stearns Commercial Mortgage Securities Trust,
182,398	Series 2006-PW14, Class X1, IO, VAR, 0.644%, 12/11/38 (e)	675
2,084	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,105
533,241	Series 2007-T26, Class X1, IO, VAR, 0.144%, 01/12/45 (e)	967
133,832	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.354%, 12/11/49 (e)	438
92,090	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.519%, 10/15/48 (e)	596
4,653	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.227%, 02/15/31 (e)	4,584
3,585	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,598
	COBALT CMBS Commercial Mortgage Trust,
4,027	Series 2006-C1, Class A4, 5.223%, 08/15/48	4,076
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,963
124,652	Series 2006-C1, Class IO, IO, VAR, 0.780%, 08/15/48	593
	COMM Mortgage Trust,
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,018
26,608	Series 2012-CR2, Class XA, IO, VAR, 1.800%, 08/15/45	2,266

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,901
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,252
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,602
31,243	Series 2014-KYO, Class A, VAR, 1.329%, 06/11/27 (e)	30,471
7,748	Series 2014-PAT, Class A, VAR, 1.227%, 08/13/27 (e)	7,516
10,196	Series 2014-TWC, Class A, VAR, 1.274%, 02/13/32 (e)	9,889
2,850	Series 2014-TWC, Class B, VAR, 2.034%, 02/13/32 (e)	2,764
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/55	9,665
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48	18,457
2,690	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.877%, 07/10/38	2,692
198,333	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.074%, 01/15/49 (e)	207
32,801	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.356%, 07/10/44 (e)	1,157
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.535%, 06/10/34 (e)	4,044
7,757	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	7,899
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	75,857
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,593
23,597	Series K052, Class A2, 3.151%, 11/25/25	24,866
6,102	Series KJ02, Class A2, 2.597%, 09/25/20	6,296
36,100	Series KPLB, Class A, 2.770%, 05/25/25	36,796
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,422
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	43,110
	Government National Mortgage Association,
13,912	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	15,004
14,497	Series 2014-168, Class VB, VAR, 3.495%, 06/16/47	15,720
11,309	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,451
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	2,647

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,417
	GS Mortgage Securities Trust,
101,067	Series 2006-GG8, Class X, IO, VAR, 0.575%, 11/10/39 (e)	151
1,600	Series 2011-GC5, Class D, VAR, 5.313%, 08/10/44 (e)	1,489
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	4,944
	JP Morgan Chase Commercial Mortgage Securities Trust,
641	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	640
86,531	Series 2005-CB11, Class X1, IO, VAR, 0.045%, 08/12/37 (e)	110
81,734	Series 2005-LDP5, Class X1, IO, VAR, 0.100%, 12/15/44 (e)	97
991	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	992
223,391	Series 2006-CB15, Class X1, IO, VAR, 0.271%, 06/12/43	212
1,393	Series 2006-CB16, Class A4, 5.552%, 05/12/45	1,400
789	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	792
1,835	Series 2006-LDP9, Class A3SF, VAR, 0.586%, 05/15/47	1,822
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,555
1,267	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,324
250,503	Series 2007-LD12, Class X, IO, VAR, 0.078%, 02/15/51	293
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,367
	LB-UBS Commercial Mortgage Trust,
689	Series 2006-C4, Class A4, VAR, 5.852%, 06/15/38	690
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,360
5,386	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,494
113,228	Series 2007-C2, Class XW, IO, VAR, 0.539%, 02/15/40	598
143	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.757%, 05/12/39	143
	ML-CFC Commercial Mortgage Trust,
260,942	Series 2006-4, Class XC, IO, VAR, 0.612%, 12/12/49 (e)	1,016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,343	Series 2007-9, Class A4, 5.700%, 09/12/49	5,552
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,990
	Morgan Stanley Capital I Trust,
164,755	Series 2006-IQ12, Class X1, IO, VAR, 0.444%, 12/15/43 (e)	388
293,571	Series 2007-HQ11, Class X, IO, VAR, 0.208%, 02/12/44 (e)	484
71,391	Series 2007-HQ13, Class X1, IO, VAR, 0.457%, 12/15/44 (e)	457
258,869	Series 2007-IQ13, Class X, IO, VAR, 0.403%, 03/15/44 (e)	861
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,782
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,363
	Morgan Stanley Re-REMIC Trust,
9,085	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	8,999
15,284	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	15,245
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,421
15,745	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	15,764
	NorthStar, (Cayman Islands),
4,729	Series 2013-1A, Class A, VAR, 2.286%, 08/25/29 (e)	4,727
6,359	Series 2013-1A, Class B, VAR, 5.436%, 08/25/29 (e)	6,429
	PFP Ltd., (Cayman Islands),
11,006	Series 2015-2, Class A, VAR, 1.879%, 07/14/34 (e)	10,873
7,564	Series 2015-2, Class C, VAR, 3.679%, 07/14/34 (e)	7,568
4,646	Series 2015-2, Class D, VAR, 4.429%, 07/14/34 (e)	4,649
	RAIT Trust,
6,204	Series 2014-FL3, Class A, VAR, 1.677%, 12/15/31 (e)	6,084
8,939	Series 2014-FL3, Class AS, VAR, 2.227%, 12/15/31 (e)	8,694
4,676	Series 2014-FL3, Class B, VAR, 3.077%, 12/15/31 (e)	4,570
11,335	Series 2015-FL4, Class A, VAR, 1.777%, 12/15/31 (e)	11,153
9,668	Series 2015-FL4, Class AS, VAR, 2.177%, 12/15/31 (e)	9,529

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
12,154	Series 2015-FL5, Class B, VAR, 4.327%, 01/15/31 (e)	12,124
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,577
5,167	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	5,208
	Resource Capital Corp., Ltd., (Cayman Islands),
5,100	Series 2015-CRE4, Class A, VAR, 1.827%, 08/15/32 (e)	5,000
6,908	Series 2015-CRE4, Class B, VAR, 3.427%, 08/15/32 (e)	6,812
7,692	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	7,685
16,108	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.178%, 05/10/45 (e)	1,570
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,055
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,853
63,438	Series 2012-C2, Class XA, IO, VAR, 1.664%, 05/10/63 (e)	3,876
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,408
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,209
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	32,375
	Wachovia Bank Commercial Mortgage Trust,
1,044	Series 2004-C11, Class A5, VAR, 5.170%, 01/15/41	1,043
174,584	Series 2006-C24, Class XC, IO, VAR, 0.036%, 03/15/45 (e)	2
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,688
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	9,102
2,904	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,904
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,015
282	Series 2012-C6, Class A1, 1.081%, 04/15/45	282
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,807

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,500	Series 2013-C11, Class D, VAR, 4.179%, 03/15/45 (e)	2,129

	Total Commercial Mortgage-Backed Securities (Cost $955,212)	968,112

Corporate Bonds — 18.5%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,255
2,991	4.250%, 03/01/21	3,138
1,146	4.950%, 07/02/64	1,017
6,278	5.250%, 12/01/41	6,177

		14,587

	Automobiles — 0.1%
	Daimler Finance North America LLC,
3,758	1.875%, 01/11/18 (e)	3,749
2,089	2.250%, 03/02/20 (e)	2,058
1,692	2.375%, 08/01/18 (e)	1,701
4,706	2.625%, 09/15/16 (e)	4,738
8,789	2.950%, 01/11/17 (e)	8,888
1,345	8.500%, 01/18/31	2,012
1,452	General Motors Co., 6.600%, 04/01/36	1,504
3,299	Hyundai Capital America, 2.400%, 10/30/18 (e)	3,299

		27,949

	Hotels, Restaurants & Leisure — 0.0% (g)
4,590	Starbucks Corp., 2.700%, 06/15/22	4,728

		–
	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.800%, 12/05/24	9,323
8,677	4.800%, 12/05/34	9,375

		18,698

	Media — 0.9%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,497
2,690	6.650%, 11/15/37	3,002
1,345	6.900%, 08/15/39	1,513
1,762	7.250%, 05/18/18	1,963
3,946	7.300%, 04/30/28	4,881
2,690	7.625%, 11/30/28	3,539
986	8.000%, 10/17/16	1,025
942	8.875%, 04/26/23	1,247
1,525	9.500%, 07/15/24	2,126

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	CBS Corp.,
5,275	3.700%, 08/15/24	5,253
4,293	4.000%, 01/15/26	4,283
2,679	4.600%, 01/15/45	2,339
2,004	4.900%, 08/15/44	1,819
673	5.500%, 05/15/33	677
583	5.900%, 10/15/40	578
	CCO Safari II LLC,
11,182	4.464%, 07/23/22 (e)	11,354
4,374	6.384%, 10/23/35 (e)	4,569
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,583
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	974
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,157
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,912
3,361	4.200%, 08/15/34	3,428
10,484	4.250%, 01/15/33	10,736
2,690	6.450%, 03/15/37	3,401
897	6.500%, 01/15/17	939
11,658	6.500%, 11/15/35	14,678
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,823
5,600	4.800%, 02/01/35 (e)	4,681
1,166	8.375%, 03/01/39 (e)	1,272
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,722
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
9,257	3.800%, 03/15/22	9,511
2,245	3.950%, 01/15/25	2,282
5,022	4.600%, 02/15/21	5,415
11,179	6.000%, 08/15/40	11,596
2,861	6.375%, 03/01/41	3,073
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,651
5,069	4.950%, 05/15/42	4,028
	Grupo Televisa SAB, (Mexico),
1,494	4.625%, 01/30/26	1,514
1,332	6.125%, 01/31/46	1,289
3,018	Historic TW, Inc., 9.150%, 02/01/23	3,890
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,709
4,575	5.950%, 04/01/41	5,542
3,233	6.400%, 04/30/40	4,071

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,635
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,188
8,115	3.950%, 09/30/21	8,527
2,716	4.500%, 05/23/43	2,349
1,928	4.700%, 10/15/19	2,077
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	2,982
873	5.850%, 05/01/17	907
4,125	5.875%, 11/15/40	3,837
2,327	6.550%, 05/01/37	2,344
4,080	6.750%, 07/01/18	4,446
1,794	6.750%, 06/15/39	1,808
2,197	7.300%, 07/01/38	2,318
1,928	8.250%, 04/01/19	2,204
1,601	8.750%, 02/14/19	1,845
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,468
7,641	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	9,064
	Time Warner, Inc.,
10,400	3.600%, 07/15/25	10,222
5,085	4.750%, 03/29/21	5,483
1,573	5.375%, 10/15/41	1,472
2,802	6.200%, 03/15/40	2,972
1,474	6.250%, 03/29/41	1,579
2,238	6.500%, 11/15/36	2,410
3,430	7.625%, 04/15/31	4,164
1,125	7.700%, 05/01/32	1,350
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,434
2,489	3.125%, 06/15/22	2,268
599	3.250%, 03/15/23	543
5,046	3.875%, 12/15/21	5,012
6,243	4.375%, 03/15/43	4,258
1,813	4.500%, 02/27/42	1,272
1,559	4.850%, 12/15/34	1,230
274	6.250%, 04/30/16	276

		273,486

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,307
3,340	3.450%, 01/15/21	3,347
1,671	4.375%, 09/01/23	1,646
3,368	4.500%, 12/15/34	2,673

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — continued
877	5.125%, 01/15/42	699
1,166	7.450%, 07/15/17	1,251
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,612
1,883	Target Corp., 6.000%, 01/15/18	2,048

		18,583

	Specialty Retail — 0.1%
1,409	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	1,204
3,199	Gap, Inc. (The), 5.950%, 04/12/21	3,330
	Home Depot, Inc. (The),
3,649	2.000%, 04/01/21	3,670
3,797	2.625%, 06/01/22	3,862
2,897	3.000%, 04/01/26	2,995
5,037	4.250%, 04/01/46	5,264
4,125	5.400%, 03/01/16	4,125
	Lowe’s Cos., Inc.,
1,820	3.375%, 09/15/25	1,910
3,901	4.650%, 04/15/42	4,211
2,067	5.125%, 11/15/41	2,359
2,150	6.875%, 02/15/28	2,855
3,139	Series B, 7.110%, 05/15/37	4,198

		39,983

	Total Consumer Discretionary	398,014

	Consumer Staples — 1.0%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	962
986	5.750%, 04/01/36	1,134
	Anheuser-Busch InBev Finance, Inc.,
7,607	2.650%, 02/01/21	7,736
9,228	3.300%, 02/01/23	9,483
12,594	3.650%, 02/01/26	13,000
7,000	3.700%, 02/01/24	7,408
10,350	4.700%, 02/01/36	10,850
8,194	4.900%, 02/01/46	8,781
1,151	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	1,337
4,687	Brown-Forman Corp., 4.500%, 07/15/45	4,973
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,530
2,493	4.828%, 07/15/20	2,748
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,756
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,598

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,243
2,245	3.000%, 08/25/21	2,355
2,780	3.100%, 07/17/22	2,920
3,615	4.450%, 04/14/46	3,876
207	7.900%, 11/01/18	241
7,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	7,540

		107,471

	Food & Staples Retailing — 0.3%
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,584
	CVS Health Corp.,
1,982	3.500%, 07/20/22	2,070
3,214	4.000%, 12/05/23	3,470
2,346	4.875%, 07/20/35	2,520
2,155	5.300%, 12/05/43	2,444
5,815	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,399
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,495
2,093	4.000%, 02/01/24	2,234
12,466	5.000%, 04/15/42	13,344
829	5.400%, 07/15/40	932
1,794	6.150%, 01/15/20	2,065
538	6.400%, 08/15/17	575
11,049	7.500%, 04/01/31	14,090
1,861	Sysco Corp., 3.750%, 10/01/25	1,928
7,567	Walgreen Co., 3.100%, 09/15/22	7,447
	Walgreens Boots Alliance, Inc.,
3,718	3.300%, 11/18/21	3,747
4,311	3.800%, 11/18/24	4,323
2,517	4.500%, 11/18/34	2,272
2,700	4.800%, 11/18/44	2,458
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,267
942	6.200%, 04/15/38	1,211
628	7.550%, 02/15/30	902

		86,777

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,281	3.500%, 11/24/20	1,290
6,959	8.500%, 06/15/19	8,050
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	564

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,208
2,443	4.307%, 05/14/21 (e)	2,663
1,390	6.000%, 11/27/17 (e)	1,488
2,556	7.350%, 03/06/19 (e)	2,951
1,638	ConAgra Foods, Inc., 2.100%, 03/15/18	1,640
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,281
2,036	3.250%, 05/21/18	2,101
	Kraft Foods Group, Inc.,
6,663	3.500%, 06/06/22	6,873
4,392	5.000%, 06/04/42	4,554
1,215	5.375%, 02/10/20	1,345
4,612	6.125%, 08/23/18	5,049
2,690	6.500%, 02/09/40	3,232
13,399	6.875%, 01/26/39	16,443
	Mead Johnson Nutrition Co.,
2,074	3.000%, 11/15/20	2,096
993	Class C, 4.125%, 11/15/25	1,025
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,362
4,951	Tyson Foods, Inc., 3.950%, 08/15/24	5,224

		82,439

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,235
2,842	3.050%, 08/15/25	2,952
448	7.500%, 11/01/18	516
1,246	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,490
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,099

		7,292

	Total Consumer Staples	283,979

	Energy — 1.8%
	Energy Equipment & Services — 0.1%
909	Cameron International Corp., 4.000%, 12/15/23	901
3,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	2,261
1,267	Ensco plc, (United Kingdom), 5.200%, 03/15/25	646
	Halliburton Co.,
2,229	3.375%, 11/15/22	2,196
2,882	3.500%, 08/01/23	2,688

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — continued
2,098	4.850%, 11/15/35	1,833
673	6.150%, 09/15/19	733
4,529	7.450%, 09/15/39	5,219
2,242	7.600%, 08/15/96 (e)	2,488
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	715
1,205	5.000%, 09/15/20	908
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,368
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	400
1,661	4.000%, 03/16/18	1,329
557	5.250%, 03/15/42	222
2,200	6.050%, 03/01/41	913
2,543	6.950%, 04/01/45	1,170
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	2,966
	Transocean, Inc., (Cayman Islands),
2,491	4.300%, 10/15/22	1,220
3,712	6.500%, 11/15/20	2,190
4,534	7.125%, 12/15/21	2,494
448	7.500%, 04/15/31	205
1,334	8.100%, 12/15/41	617
1,266	Weatherford International Ltd., (Bermuda), 9.875%, 03/01/39	911

		36,593

	Oil, Gas & Consumable Fuels — 1.7%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	1,611
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	1,608
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,323
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,289
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,723
	Apache Corp.,
853	3.250%, 04/15/22	744
3,611	4.750%, 04/15/43	2,761
2,242	6.900%, 09/15/18	2,360
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,490
1,866	Boardwalk Pipelines LP, 4.950%, 12/15/24	1,597
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,967
5,991	1.846%, 05/05/17	5,992

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,200	2.237%, 05/10/19	5,155
3,779	2.750%, 05/10/23	3,577
2,273	3.245%, 05/06/22	2,241
4,509	3.506%, 03/17/25	4,386
7,135	3.814%, 02/10/24	7,088
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	1,939
2,000	4.350%, 10/15/24	1,654
2,500	4.875%, 02/01/21	2,283
5,130	5.850%, 11/15/43	3,797
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	500
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,025
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	2,687
359	5.900%, 02/01/18	350
4,152	6.250%, 03/15/38	3,051
1,300	6.450%, 06/30/33	987
1,794	6.750%, 02/01/39	1,319
359	7.200%, 01/15/32	296
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,168
2,695	4.450%, 09/15/42	1,574
5,616	6.750%, 11/15/39	3,952
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,615
4,574	4.950%, 03/03/19	4,952
11,698	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	11,501
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,537
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	495
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,394
1,794	5.750%, 02/01/19	1,866
1,300	6.000%, 01/15/20	1,367
1,300	6.500%, 02/01/39	1,273
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,122
	ConocoPhillips Co.,
1,889	2.200%, 05/15/20	1,747
9,861	3.350%, 11/15/24	8,733
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	3,990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
2,807	4.750%, 05/15/42	1,799
1,731	6.300%, 01/15/19	1,641
4,475	7.950%, 04/15/32	3,574
	Ecopetrol S.A., (Colombia),
3,333	4.125%, 01/16/25	2,556
5,409	5.375%, 06/26/26	4,388
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	1,717
1,027	6.500%, 08/15/34	626
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	2,973
6,594	4.750%, 01/15/26	5,659
2,519	5.150%, 03/15/45	1,832
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	4,258
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	894
5,421	4.150%, 06/01/25	3,743
3,250	5.050%, 04/01/45	1,935
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	2,845
2,600	3.750%, 02/15/25	2,465
2,687	3.900%, 02/15/24	2,543
1,251	4.900%, 05/15/46	1,103
1,189	4.950%, 10/15/54	949
1,758	5.100%, 02/15/45	1,562
1,259	5.950%, 02/01/41	1,192
1,100	Series J, 5.750%, 03/01/35	1,051
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	1,953
4,753	4.100%, 02/01/21	4,843
4,120	5.100%, 01/15/36	3,894
1,614	6.875%, 10/01/18	1,751
	Exxon Mobil Corp.,
7,000	2.397%, 03/06/22	7,017
7,398	3.043%, 03/01/26	7,398
2,726	4.114%, 03/01/46	2,726
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,034
920	6.300%, 08/15/17 (e)	934
1,507	Hess Corp., 7.875%, 10/01/29	1,380
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,008
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,046
10,149	7.875%, 09/15/31	9,185

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,092
7,133	5.150%, 10/15/43	6,043
1,794	6.550%, 07/15/19	1,959
	Marathon Oil Corp.,
6,517	2.800%, 11/01/22	4,271
2,528	5.900%, 03/15/18	2,295
2,511	6.000%, 10/01/17	2,436
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,245
	Noble Energy, Inc.,
2,200	5.050%, 11/15/44	1,618
2,428	5.625%, 05/01/21	2,193
	Occidental Petroleum Corp.,
2,179	1.750%, 02/15/17	2,173
6,636	3.500%, 06/15/25	6,473
	ONEOK Partners LP,
3,740	3.375%, 10/01/22	2,954
3,960	3.800%, 03/15/20	3,588
13,625	4.900%, 03/15/25	11,148
1,825	6.650%, 10/01/36	1,391
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	3,392
6,459	5.375%, 01/27/21	4,812
13,552	6.250%, 03/17/24	9,852
986	6.750%, 01/27/41	608
2,115	6.850%, 06/05/15[1]	1,303
1,794	7.875%, 03/15/19	1,619
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,339
2,870	6.800%, 05/15/38	2,651
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25 (e)	3,922
6,403	4.500%, 01/23/26 (e)	5,683
2,165	4.875%, 01/18/24	2,003
4,898	5.500%, 06/27/44 (e)	3,751
4,042	5.625%, 01/23/46 (e)	3,132
4,385	6.375%, 02/04/21 (e)	4,548
4,650	6.375%, 01/23/45	4,022
4,700	6.625%, 06/15/35	4,223
3,644	6.875%, 08/04/26 (e)	3,764
	Phillips 66,
2,099	2.950%, 05/01/17	2,125
1,181	4.300%, 04/01/22	1,205

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,841
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,699
7,000	3.600%, 11/01/24	5,381
16,535	4.650%, 10/15/25	13,906
9,221	4.900%, 02/15/45	6,196
4,802	Repsol Oil & Gas Canada, Inc., (Canada), 7.750%, 06/01/19	4,240
3,847	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	3,775
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,357
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	5,263
2,197	5.650%, 03/01/20	2,194
2,233	7.500%, 09/15/38	2,205
4,475	8.000%, 10/01/19	4,753
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,617
4,750	3.500%, 03/15/25	4,321
1,866	4.500%, 03/15/45	1,470
1,801	5.950%, 09/25/43	1,729
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,897
2,430	2.450%, 01/17/23	2,284
5,765	2.650%, 01/15/24	5,314
1,256	2.750%, 11/10/21	1,241
2,646	3.125%, 08/17/17	2,694
2,064	3.150%, 01/23/22	2,048
3,461	3.250%, 11/10/24	3,348
1,673	4.250%, 11/23/41	1,486
3,318	5.250%, 04/15/19	3,584
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	1,916
1,704	6.100%, 06/01/18	1,758
807	6.850%, 06/01/39	749
	Sunoco Logistics Partners Operations LP,
1,814	4.250%, 04/01/24	1,516
5,160	4.400%, 04/01/21	4,750
1,840	5.300%, 04/01/44	1,358
6,969	5.350%, 05/15/45	5,172
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,488

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Tosco Corp.,
3,408	7.800%, 01/01/27	3,916
3,139	8.125%, 02/15/30	3,599
	Total Capital International S.A., (France),
1,894	1.500%, 02/17/17	1,896
5,044	1.550%, 06/28/17	5,043
1,256	2.700%, 01/25/23	1,205
5,000	2.750%, 06/19/21	4,999
1,989	3.750%, 04/10/24	2,023
8,968	Total Capital S.A., (France), 2.300%, 03/15/16	8,973
	TransCanada PipeLines Ltd., (Canada),
4,155	4.875%, 01/15/26	4,274
1,345	6.200%, 10/15/37	1,347
1,704	6.500%, 08/15/18	1,840
2,377	7.125%, 01/15/19	2,603
1,883	7.250%, 08/15/38	2,131
607	Western Gas Partners LP, 5.375%, 06/01/21	520

		505,312

	Total Energy	541,905

	Financials — 7.7%
	Banks — 3.4%
	ABN AMRO Bank N.V., (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,710
3,394	2.500%, 10/30/18 (e)	3,425
3,079	4.750%, 07/28/25 (e)	2,988
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,238
3,016	2.850%, 08/06/20 (e)	3,077
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,523
8,932	2.400%, 11/23/16 (e)	9,013
2,571	4.875%, 01/12/21 (e)	2,857
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,345
7,220	3.300%, 01/11/23	7,202
2,140	3.625%, 03/17/16	2,143
4,000	3.875%, 03/22/17	4,091
24,248	3.875%, 08/01/25	24,881
3,403	4.000%, 04/01/24	3,511
11,538	4.000%, 01/22/25	11,208
1,890	4.100%, 07/24/23	1,968

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
6,055	4.250%, 10/22/26	5,976
5,041	4.450%, 03/03/26	5,041
11,565	5.000%, 05/13/21	12,631
5,830	5.625%, 10/14/16	5,980
15,875	5.625%, 07/01/20	17,569
4,155	5.750%, 12/01/17	4,407
2,960	5.875%, 01/05/21	3,340
19,000	6.400%, 08/28/17	20,156
4,485	6.500%, 08/01/16	4,582
5,693	6.875%, 04/25/18	6,218
3,140	7.625%, 06/01/19	3,618
8,400	Series L, 2.250%, 04/21/20	8,223
5,000	Series L, 2.650%, 04/01/19	5,025
8,782	Series L, 3.950%, 04/21/25	8,464
7,155	Series L, 5.650%, 05/01/18	7,638
	Bank of Montreal, (Canada),
5,996	1.400%, 09/11/17	6,012
6,305	2.375%, 01/25/19	6,379
7,632	2.550%, 11/06/22	7,604
	Bank of Nova Scotia (The), (Canada),
7,533	1.450%, 04/25/18	7,489
13,000	1.700%, 06/11/18	12,978
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,592
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,009
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,419
3,318	6.050%, 12/04/17 (e)	3,512
986	Series 1, 5.000%, 09/22/16	1,007
	Barclays plc, (United Kingdom),
8,888	3.250%, 01/12/21	8,569
4,694	3.650%, 03/16/25	4,313
2,993	4.375%, 01/12/26	2,888
2,605	5.250%, 08/17/45	2,490
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,337
6,000	2.625%, 06/29/20	6,086
5,605	3.950%, 04/29/16	5,633
2,466	5.250%, 11/01/19	2,695
1,480	6.850%, 04/30/19	1,696
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,701
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,260

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
12,882	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	13,067
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,289
5,909	Capital One N.A., 2.350%, 08/17/18	5,882
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,371
5,000	1.750%, 05/01/18	4,953
5,915	1.800%, 02/05/18	5,876
7,940	2.050%, 12/07/18	7,892
7,289	2.150%, 07/30/18	7,263
5,000	2.400%, 02/18/20	4,955
12,625	3.700%, 01/12/26	12,891
5,806	3.750%, 06/16/24	5,948
1,494	3.875%, 10/25/23	1,556
6,200	4.300%, 11/20/26	6,013
2,450	4.400%, 06/10/25	2,437
3,750	4.650%, 07/30/45	3,761
1,655	5.300%, 05/06/44	1,642
4,296	5.500%, 09/13/25	4,602
1,842	5.875%, 01/30/42	2,091
3,363	6.625%, 01/15/28	4,202
1,424	8.125%, 07/15/39	2,031
1,250	Comerica Bank, 5.200%, 08/22/17	1,302
1,148	Comerica, Inc., 3.800%, 07/22/26	1,113
	Commonwealth Bank of Australia, (Australia),
7,264	2.250%, 03/16/17 (e)	7,347
3,480	4.500%, 12/09/25 (e)	3,429
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.500%, 01/19/21	5,514
2,243	3.375%, 01/19/17	2,284
11,498	3.875%, 02/08/22	12,113
7,438	4.375%, 08/04/25	7,477
3,139	5.800%, 09/30/10[2] (e)	3,568
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
1,764	2.750%, 03/26/20	1,706
2,746	3.125%, 12/10/20 (e)	2,696
2,429	3.750%, 03/26/25	2,294
3,089	4.875%, 05/15/45	2,814
	Discover Bank,
2,185	2.600%, 11/13/18	2,183
6,500	3.200%, 08/09/21	6,455
3,657	4.200%, 08/08/23	3,715

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Fifth Third Bancorp,
7,022	2.875%, 07/27/20	7,077
1,300	5.450%, 01/15/17	1,343
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,127
2,846	2.875%, 10/01/21	2,871
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,156
5,346	4.125%, 08/12/20 (e)	5,680
8,968	4.750%, 01/19/21 (e)	9,885
	HSBC Holdings plc, (United Kingdom),
12,977	4.000%, 03/30/22	13,497
2,932	4.250%, 08/18/25	2,841
6,457	4.875%, 01/14/22	7,053
6,457	6.100%, 01/14/42	7,980
	Huntington National Bank (The),
709	2.000%, 06/30/18	706
6,583	2.875%, 08/20/20	6,619
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,254
4,225	KeyBank N.A., 3.180%, 05/22/22	4,276
	KeyCorp,
2,136	2.900%, 09/15/20	2,139
2,200	5.100%, 03/24/21	2,419
	Lloyds Bank plc, (United Kingdom),
4,356	1.750%, 03/16/18	4,336
4,659	2.050%, 01/22/19	4,650
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,363
2,881	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	2,903
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,006
3,167	2.650%, 09/25/19 (e)	3,211
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,200
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,107
6,278	3.000%, 07/27/16 (e)	6,333
3,587	National City Bank, 5.800%, 06/07/17	3,747
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,232
13,766	3.125%, 03/20/17 (e)	14,029
6,408	4.250%, 09/21/22 (e)	6,651
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,199

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,549
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,160
5,000	3.300%, 03/08/22	5,185
4,066	4.375%, 08/11/20	4,411
5,112	5.125%, 02/08/20	5,658
1,103	5.625%, 02/01/17	1,140
3,677	6.700%, 06/10/19	4,216
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,313
8,000	1.875%, 02/05/20	8,041
10,700	2.000%, 10/01/18	10,828
3,885	2.000%, 12/10/18	3,900
1,345	2.200%, 07/27/18	1,360
3,648	2.300%, 07/20/16	3,669
3,011	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	2,991
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,596
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,898
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,542
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,961
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,212
	SunTrust Banks, Inc.,
2,637	2.900%, 03/03/21	2,631
897	6.000%, 09/11/17	952
505	7.250%, 03/15/18	557
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,054
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,594
4,828	1.750%, 07/23/18	4,833
1,501	1.950%, 01/22/19	1,506
4,063	2.250%, 11/05/19	4,096
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,067
3,289	3.000%, 03/15/22	3,406
3,191	4.125%, 05/24/21	3,479
1,256	7.500%, 06/01/26	1,642
6,833	U.S. Bank N.A., 2.800%, 01/27/25	6,876
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,881
29,966	5.750%, 02/01/18	32,215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Wells Fargo & Co.,
7,300	2.150%, 01/30/20	7,280
10,156	2.600%, 07/22/20	10,270
4,811	3.000%, 02/19/25	4,805
3,920	3.300%, 09/09/24	3,997
8,071	3.500%, 03/08/22	8,471
4,357	4.100%, 06/03/26	4,500
4,489	4.300%, 07/22/27	4,658
7,623	4.600%, 04/01/21	8,394
6,442	4.650%, 11/04/44	6,301
2,755	5.606%, 01/15/44	3,043
8,237	5.625%, 12/11/17	8,805
14,977	SUB, 3.676%, 06/15/16	15,101
	Wells Fargo Bank N.A.,
2,000	5.750%, 05/16/16	2,020
13,622	6.000%, 11/15/17	14,620
3,973	VAR, 0.842%, 03/15/16	3,973
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,426
5,874	2.450%, 11/28/16 (e)	5,934
9,606	4.875%, 11/19/19	10,473

		997,829

	Capital Markets — 1.6%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,984
	Bank of New York Mellon Corp. (The),
4,471	2.100%, 01/15/19	4,513
4,310	2.200%, 03/04/19	4,370
3,617	2.600%, 08/17/20	3,667
3,800	3.250%, 09/11/24	3,885
3,089	3.550%, 09/23/21	3,257
3,335	3.650%, 02/04/24	3,499
3,363	4.600%, 01/15/20	3,649
1,667	Series G, 2.200%, 05/15/19	1,676
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,514
3,515	3.500%, 03/18/24	3,682
4,145	4.250%, 05/24/21	4,543
4,190	Series 2, 5.000%, 12/10/19	4,658
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	2,849
12,555	5.875%, 03/15/21 (e)	14,300
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,938
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,485

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Credit Suisse AG, (Switzerland),
2,955	1.750%, 01/29/18	2,937
3,733	2.300%, 05/28/19	3,702
1,626	3.000%, 10/29/21	1,628
2,700	3.625%, 09/09/24	2,711
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,193
10,000	2.950%, 08/20/20	9,685
7,819	6.000%, 09/01/17	8,184
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,741
	Goldman Sachs Group, Inc. (The),
6,428	2.600%, 04/23/20	6,399
4,682	2.625%, 01/31/19	4,723
2,975	2.750%, 09/15/20	2,968
4,008	3.500%, 01/23/25	3,968
2,287	3.625%, 01/22/23	2,326
2,971	3.750%, 05/22/25	3,009
2,665	3.750%, 02/25/26	2,686
4,341	3.850%, 07/08/24	4,438
4,400	4.000%, 03/03/24	4,556
734	4.250%, 10/21/25	730
6,033	5.250%, 07/27/21	6,702
8,750	5.375%, 03/15/20	9,593
6,753	5.750%, 01/24/22	7,672
14,869	5.950%, 01/18/18	15,855
13,156	6.000%, 06/15/20	14,765
5,397	6.150%, 04/01/18	5,817
1,435	6.750%, 10/01/37	1,640
29,379	7.500%, 02/15/19	33,436
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,485
9,890	3.750%, 03/07/17 (e)	10,116
	Invesco Finance plc, (United Kingdom),
2,510	3.750%, 01/15/26	2,596
3,914	4.000%, 01/30/24	4,135
	Jefferies Group LLC,
2,466	5.125%, 04/13/18	2,546
5,022	6.450%, 06/08/27	4,942
8,295	6.875%, 04/15/21	9,290
	Macquarie Bank Ltd., (Australia),
4,470	2.350%, 01/15/19 (e)	4,481
3,029	2.600%, 06/24/19 (e)	3,033
6,300	2.850%, 07/29/20 (e)	6,321
6,300	4.000%, 07/29/25 (e)	6,170
19,160	5.000%, 02/22/17 (e)	19,761

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,489
9,649	6.250%, 01/14/21 (e)	10,683
	Morgan Stanley,
4,100	2.650%, 01/27/20	4,094
13,243	2.800%, 06/16/20	13,309
7,335	3.700%, 10/23/24	7,430
6,405	3.875%, 01/27/26	6,580
3,724	3.950%, 04/23/27	3,597
19,814	4.000%, 07/23/25	20,440
1,640	4.350%, 09/08/26	1,631
3,608	5.000%, 11/24/25	3,795
6,729	5.500%, 07/24/20	7,449
4,701	5.500%, 07/28/21	5,273
12,752	5.625%, 09/23/19	13,994
2,910	5.750%, 01/25/21	3,271
960	5.950%, 12/28/17	1,025
8,631	6.625%, 04/01/18	9,391
7,533	7.300%, 05/13/19	8,611
2,610	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	2,996
	State Street Corp.,
3,191	3.100%, 05/15/23	3,214
17,629	3.550%, 08/18/25	18,597
5,771	3.700%, 11/20/23	6,134
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,314

		476,726

	Consumer Finance — 0.7%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,679
2,466	American Express Co., 7.000%, 03/19/18	2,709
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,522
7,225	1.875%, 11/05/18	7,241
2,490	2.375%, 03/24/17	2,518
7,590	2.375%, 05/26/20	7,570
4,049	Series F, 2.600%, 09/14/20	4,068
	American Honda Finance Corp.,
2,626	1.600%, 02/16/18 (e)	2,625
3,696	2.125%, 02/28/17 (e)	3,736
3,055	2.125%, 10/10/18	3,086
598	2.250%, 08/15/19	607
10,292	2.600%, 09/20/16 (e)	10,396
1,335	7.625%, 10/01/18 (e)	1,524

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Capital One Financial Corp.,
3,175	3.200%, 02/05/25	3,046
8,188	3.500%, 06/15/23	8,170
2,225	4.200%, 10/29/25	2,183
2,244	4.750%, 07/15/21	2,416
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,385
3,873	2.850%, 06/01/22	3,921
897	5.450%, 04/15/18	967
807	5.500%, 03/15/16	808
3,139	7.050%, 10/01/18	3,554
538	7.150%, 02/15/19	618
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,114
2,690	2.145%, 01/09/18	2,676
6,244	2.240%, 06/15/18	6,154
2,196	2.375%, 03/12/19	2,159
10,210	3.000%, 06/12/17	10,307
10,853	3.984%, 06/15/16	10,937
7,923	4.134%, 08/04/25	7,887
3,001	4.207%, 04/15/16	3,012
1,200	4.250%, 02/03/17	1,224
3,446	4.250%, 09/20/22	3,510
2,881	VAR, 1.870%, 05/09/16	2,883
	General Motors Financial Co., Inc.,
3,163	3.100%, 01/15/19	3,129
7,227	3.200%, 07/13/20	6,986
276	HSBC Finance Corp., 7.350%, 11/27/32	327
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,646
7,174	2.350%, 03/05/20	7,029
7,405	2.750%, 08/07/20	7,356
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,859
1,073	1.700%, 01/15/20	1,065
2,915	2.450%, 09/11/20	2,967
3,237	2.800%, 01/27/23	3,269
2,234	3.150%, 10/15/21	2,326
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,296
	PACCAR Financial Corp.,
4,103	1.400%, 05/18/18	4,097
3,536	1.600%, 03/15/17	3,556
	Toyota Motor Credit Corp.,
3,498	1.375%, 01/10/18	3,505

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
5,109	1.450%, 01/12/18	5,120
4,484	1.750%, 05/22/17	4,515

		216,260

	Diversified Financial Services — 0.8%
6,654	Bank of America N.A., 5.300%, 03/15/17	6,879
	Berkshire Hathaway, Inc.,
18,815	3.400%, 01/31/22	19,961
5,254	3.750%, 08/15/21	5,683
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,431
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,190
5,537	3.000%, 03/15/25	5,561
1,004	5.300%, 09/15/43	1,174
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	7,792
	GE Capital International Funding Co., (Ireland),
44,099	2.342%, 11/15/20 (e)	44,541
17,059	3.373%, 11/15/25 (e)	17,845
10,575	4.418%, 11/15/35 (e)	11,043
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,135
5,021	4.000%, 10/15/23	5,260
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,294
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,344
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	11,271
12,505	Series KK, 3.550%, 01/15/24	13,735
8,428	Series Z, 4.375%, 03/15/19	9,197
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,351
8,042	2.125%, 05/11/20	7,831
7,389	4.125%, 05/11/35	6,846
2,690	4.300%, 09/22/19	2,841
7,695	4.375%, 03/25/20	8,150
5,381	6.375%, 12/15/38	6,221
	Siemens Financieringsmaatschappij N.V., (Netherlands),
4,371	2.900%, 05/27/22 (e)	4,509
3,421	4.400%, 05/27/45 (e)	3,620
1,211	5.750%, 10/17/16 (e)	1,247

		227,952

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — 0.9%
	ACE INA Holdings, Inc.,
2,420	2.300%, 11/03/20	2,434
3,418	2.875%, 11/03/22	3,478
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	9,997
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,743
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,621
3,407	3.875%, 01/15/35	2,880
4,478	4.125%, 02/15/24	4,540
6,665	4.700%, 07/10/35	6,286
	Aon Corp.,
2,227	3.125%, 05/27/16	2,238
1,496	6.250%, 09/30/40	1,661
3,083	Aon plc, (United Kingdom), 3.875%, 12/15/25	3,117
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	871
2,326	3.000%, 05/15/22	2,410
2,795	4.300%, 05/15/43	2,760
13,241	4.400%, 05/15/42	13,180
10,493	5.400%, 05/15/18	11,437
1,166	5.750%, 01/15/40	1,388
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,103
4,540	CNA Financial Corp., 3.950%, 05/15/24	4,450
	Jackson National Life Global Funding,
3,581	1.875%, 10/15/18 (e)	3,576
2,690	4.700%, 06/01/18 (e)	2,849
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,289
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,388
1,457	4.850%, 06/24/21	1,556
5,001	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	5,008
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	1,939
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,482
3,346	2.500%, 10/17/22 (e)	3,302
2,435	3.125%, 04/14/16 (e)	2,442
	MetLife, Inc.,
2,027	4.050%, 03/01/45	1,832
2,000	4.875%, 11/13/43	2,049
731	Series A, 6.817%, 08/15/18	814

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
	Metropolitan Life Global Funding I,
12,099	1.500%, 01/10/18 (e)	12,014
6,421	1.875%, 06/22/18 (e)	6,399
11,927	3.650%, 06/14/18 (e)	12,402
12,858	3.875%, 04/11/22 (e)	13,523
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	16,102
	New York Life Global Funding,
1,806	1.950%, 02/11/20 (e)	1,798
29,382	2.150%, 06/18/19 (e)	29,637
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,716
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,373
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,335
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,292
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,330
2,597	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	2,629
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,044

		247,714

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,904
2,270	5.000%, 02/15/24	2,419
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,391
6,220	3.070%, 03/15/23 (e)	6,287
3,157	Boston Properties LP, 3.650%, 02/01/26	3,196
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,846
3,489	6.650%, 01/15/18	3,674
2,255	ERP Operating LP, 4.625%, 12/15/21	2,492
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,035
2,651	3.400%, 02/01/25	2,367
8,366	3.875%, 08/15/24	7,856
1,349	4.200%, 03/01/24	1,291
2,228	4.250%, 11/15/23	2,179
5,043	National Retail Properties, Inc., 4.000%, 11/15/25	5,097
	Prologis LP,
846	3.750%, 11/01/25	862
2,567	4.250%, 08/15/23	2,729

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,300
3,410	3.375%, 10/01/24	3,463
2,090	3.750%, 02/01/24	2,192
3,838	4.125%, 12/01/21	4,148
3,138	4.375%, 03/01/21	3,420
	Ventas Realty LP,
1,929	3.500%, 02/01/25	1,869
1,882	3.750%, 05/01/24	1,880
2,746	4.125%, 01/15/26	2,784
	Welltower, Inc.,
1,639	4.000%, 06/01/25	1,610
4,002	4.500%, 01/15/24	4,074

		91,365

	Thrifts & Mortgage Finance — 0.0% (g)
5,650	BPCE S.A., (France), 1.625%, 01/26/18	5,632

	Total Financials	2,263,478

	Health Care — 0.9%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,066	2.125%, 05/01/20	1,059
3,005	3.625%, 05/22/24	3,093
6,278	3.875%, 11/15/21	6,708
4,036	4.950%, 10/01/41	4,015
13,004	5.150%, 11/15/41	13,370
2,106	5.650%, 06/15/42	2,321
1,771	5.700%, 02/01/19	1,960
3,176	5.750%, 03/15/40	3,470
	Baxalta, Inc.,
3,356	3.600%, 06/23/22 (e)	3,327
1,096	5.250%, 06/23/45 (e)	1,049
	Biogen, Inc.,
5,466	3.625%, 09/15/22	5,649
1,383	5.200%, 09/15/45	1,417
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,830
8,865	3.250%, 08/15/22	8,869
4,175	3.625%, 05/15/24	4,200
4,195	5.000%, 08/15/45	4,293
	Gilead Sciences, Inc.,
3,532	3.250%, 09/01/22	3,660
3,850	3.650%, 03/01/26	4,030
758	4.600%, 09/01/35	788

		79,108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 0.0% (g)
1,589	Baxter International, Inc., 1.850%, 06/15/18	1,588
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,052
1,537	3.734%, 12/15/24	1,587
628	5.000%, 05/15/19	675
	Medtronic, Inc.,
5,206	3.150%, 03/15/22	5,427
6,490	4.375%, 03/15/35	6,716

		17,045

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,730
2,959	6.750%, 12/15/37	3,643
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,524
4,210	3.125%, 05/15/22	4,144
2,354	3.300%, 01/15/23	2,316
3,477	4.625%, 05/15/42	3,292
3,394	4.650%, 01/15/43	3,177
4,149	4.650%, 08/15/44	3,910
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,711
4,500	3.750%, 09/15/25	4,681
	Express Scripts Holding Co.,
2,074	3.300%, 02/25/21	2,087
6,120	3.500%, 06/15/24	5,858
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,390
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,368
4,275	Texas Health Resources, 4.330%, 11/15/55	4,374
	UnitedHealth Group, Inc.,
3,636	1.900%, 07/16/18	3,670
1,615	2.750%, 02/15/23	1,624
2,690	2.875%, 03/15/23	2,727
4,726	3.100%, 03/15/26	4,759
4,532	3.350%, 07/15/22	4,738
5,955	3.375%, 11/15/21	6,314
3,829	4.625%, 07/15/35	4,110
4,888	6.625%, 11/15/37	6,399

		86,546

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,044

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Life Sciences Tools & Services — continued
3,893	4.150%, 02/01/24	4,065

		5,109

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,520
7,466	2.500%, 05/14/20	7,475
4,991	2.900%, 11/06/22	4,952
2,709	3.200%, 11/06/22	2,732
5,015	4.500%, 05/14/35	4,993
	Actavis Funding SCS, (Luxembourg),
3,111	3.000%, 03/12/20	3,162
3,041	3.450%, 03/15/22	3,101
4,855	4.550%, 03/15/35	4,884
2,354	Actavis, Inc., 3.250%, 10/01/22	2,364
1,600	Allergan, Inc., 2.800%, 03/15/23	1,562
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,039
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,302
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,864
1,883	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	2,418
3,771	Johnson & Johnson, 3.550%, 03/01/36	3,776
	Merck & Co., Inc.,
933	1.300%, 05/18/18	936
6,011	2.350%, 02/10/22	6,033
3,268	2.400%, 09/15/22	3,282
3,139	2.800%, 05/18/23	3,218
2,100	3.700%, 02/10/45	2,004
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,517
3,901	Pfizer, Inc., 3.000%, 06/15/23	4,039
708	Wyeth LLC, 6.450%, 02/01/24	887
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,849
1,115	4.700%, 02/01/43	977

		87,886

	Total Health Care	275,694

	Industrials — 1.4%
	Aerospace & Defense — 0.2%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,298
	BAE Systems Holdings, Inc.,
4,772	3.800%, 10/07/24 (e)	4,877
2,107	6.375%, 06/01/19 (e)	2,369

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,447
	Boeing Co. (The),
448	4.875%, 02/15/20	498
1,076	7.950%, 08/15/24	1,470
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,454
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,780
937	3.100%, 01/15/23	962
4,010	4.070%, 12/15/42	3,910
897	4.250%, 11/15/19	968
1,198	4.500%, 05/15/36	1,262
1,569	4.850%, 09/15/41	1,678
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,508
8,650	Precision Castparts Corp., 3.250%, 06/15/25	8,854
2,180	Raytheon Co., 3.150%, 12/15/24	2,272
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,791
4,552	3.100%, 06/01/22	4,728
4,246	4.150%, 05/15/45	4,163
6,022	4.500%, 06/01/42	6,212

		61,501

	Air Freight & Logistics — 0.0% (g)
1,670	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	1,874
2,232	FedEx Corp., 3.900%, 02/01/35	2,050
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,633
717	SUB, 8.375%, 04/01/30	1,031
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,654

		9,242

	Airlines — 0.1%
3,130	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,138
959	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,025
3,240	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,415
329	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	354
3,083	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,395

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
1,711	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,762
2,376	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,495
817	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	870
2,756	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	2,914

		19,368

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,197
2,809	4.875%, 07/15/42	1,868
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,614
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,512
	Waste Management, Inc.,
1,062	3.900%, 03/01/35	1,031
1,690	4.750%, 06/30/20	1,858

		15,080

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,510
2,092	2.875%, 05/08/22	2,115
928	4.375%, 05/08/42	975
4,910	Fluor Corp., 3.375%, 09/15/21	5,103

		9,703

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,412
1,247	4.000%, 11/02/32	1,223
2,377	5.600%, 05/15/18	2,552
1,794	7.625%, 04/01/24	2,289

		7,476

	Industrial Conglomerates — 0.4%
	Danaher Corp.,
2,500	2.400%, 09/15/20	2,552
3,361	3.900%, 06/23/21	3,647
	General Electric Co.,
2,854	1.600%, 11/20/17	2,873
1,318	2.100%, 12/11/19	1,343
6,863	2.300%, 04/27/17	6,986
3,043	2.700%, 10/09/22	3,147
1,718	3.100%, 01/09/23	1,799
4,815	3.150%, 09/07/22	5,058

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — continued
4,366	3.375%, 03/11/24	4,676
3,698	4.375%, 09/16/20	4,088
1,554	4.625%, 01/07/21	1,736
3,338	4.650%, 10/17/21	3,781
459	5.300%, 02/11/21	519
1,345	5.400%, 02/15/17	1,402
5,046	5.500%, 01/08/20	5,744
6,636	5.625%, 09/15/17	7,075
20,649	5.625%, 05/01/18	22,522
488	5.875%, 01/14/38	614
1,361	6.000%, 08/07/19	1,566
232	6.875%, 01/10/39	325
3,139	VAR, 0.788%, 02/15/17	3,136
2,373	Series A, 6.750%, 03/15/32	3,163
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,987
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,032
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,758
1,494	5.750%, 03/11/18	1,597
493	7.200%, 06/01/26	617
6,588	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	6,591
1,261	Roper Technologies, Inc., 3.000%, 12/15/20	1,274
1,540	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	1,601

		114,209

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,681
1,913	2.600%, 06/26/22	1,923
	Deere & Co.,
5,382	2.600%, 06/08/22	5,399
2,386	3.900%, 06/09/42	2,313
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,970
695	Ingersoll-Rand Co., 6.391%, 11/15/27	804
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	3,993
695	5.500%, 05/15/18	751

		31,834

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,829
3,821	3.050%, 03/15/22	3,933

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
1,865	3.450%, 09/15/21	1,964
1,272	3.600%, 09/01/20	1,355
2,365	3.750%, 04/01/24	2,495
4,018	4.375%, 09/01/42	4,028
3,150	4.700%, 09/01/45	3,338
3,380	5.150%, 09/01/43	3,749
9,266	5.400%, 06/01/41	10,604
3,282	5.650%, 05/01/17	3,438
1,502	5.750%, 03/15/18	1,622
3,244	5.750%, 05/01/40	3,813
538	6.700%, 08/01/28	687
1,166	7.290%, 06/01/36	1,575
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,480
7,086	6.125%, 09/15/15[1]	7,406
1,345	7.125%, 10/15/31	1,731
	CSX Corp.,
3,200	3.400%, 08/01/24	3,247
2,659	3.950%, 05/01/50	2,278
1,516	4.100%, 03/15/44	1,398
1,781	4.250%, 06/01/21	1,912
3,498	5.500%, 04/15/41	3,846
628	7.375%, 02/01/19	723
3,587	7.900%, 05/01/17	3,845
	ERAC USA Finance LLC,
3,474	4.500%, 08/16/21 (e)	3,728
2,388	5.250%, 10/01/20 (e)	2,634
3,104	5.625%, 03/15/42 (e)	3,321
359	6.375%, 10/15/17 (e)	383
4,417	6.700%, 06/01/34 (e)	5,301
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,514
4,957	3.250%, 12/01/21	4,987
2,888	3.950%, 10/01/42	2,580
51	5.590%, 05/17/25	59
3,049	6.000%, 03/15/05[3]	3,256
9,412	6.000%, 05/23/11[4]	10,139
121	7.700%, 05/15/17	130
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,730
5,795	3.375%, 02/01/22 (e)	5,639
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,887
4,930	2.500%, 05/11/20	4,818

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
3,451	2.875%, 09/01/20	3,424
2,412	3.600%, 03/01/16	2,412
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,322
1,230	3.646%, 02/15/24	1,309
3,935	4.163%, 07/15/22	4,323
1,435	4.300%, 06/15/42	1,461
919	4.821%, 02/01/44	1,005
192	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	207
3,500	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,529

		150,394

	Trading Companies & Distributors — 0.0% (g)
4,364	WW Grainger, Inc., 4.600%, 06/15/45	4,738

	Total Industrials	423,545

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
3,488	2.600%, 02/28/23	3,532
1,479	2.900%, 03/04/21	1,537
6,539	3.000%, 06/15/22	6,812
1,822	3.500%, 06/15/25	1,919
4,500	3.625%, 03/04/24	4,848
4,179	5.500%, 01/15/40	4,998
4,475	5.900%, 02/15/39	5,538

		29,184

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,720
1,595	4.500%, 03/01/23	1,636
4,157	6.000%, 04/01/20	4,518
2,421	6.875%, 06/01/18	2,630
11,025	7.500%, 01/15/27	13,285

		23,789

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
9,053	2.600%, 07/15/22	8,454
5,750	3.450%, 08/01/24	5,474
1,851	4.000%, 07/15/42	1,412

		15,340

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,430
	International Business Machines Corp.,
4,972	1.250%, 02/08/18	4,975
23,206	1.625%, 05/15/20	23,047
4,619	1.950%, 07/22/16	4,641
683	4.000%, 06/20/42	653
592	6.220%, 08/01/27	737
7,578	7.625%, 10/15/18	8,731
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,762
2,370	5.625%, 12/15/19	2,422
2,870	6.750%, 02/01/17	2,969

		52,367

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
2,105	3.100%, 07/29/22	2,203
2,274	3.300%, 10/01/21	2,408
4,598	3.700%, 07/29/25	4,966
8,173	4.000%, 12/15/32	8,263
3,089	4.900%, 07/29/45	3,351
7,430	National Semiconductor Corp., 6.600%, 06/15/17	7,935
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,772

		32,898

	Software — 0.3%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,254
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,070
3,037	2.125%, 11/15/22	3,025
4,650	2.375%, 02/12/22	4,729
10,221	2.375%, 05/01/23	10,283
3,459	3.500%, 02/12/35	3,329
7,202	3.625%, 12/15/23	7,852
3,620	4.000%, 02/12/55	3,357
3,974	4.200%, 11/03/35	4,169
1,089	4.500%, 10/01/40	1,152
4,348	4.750%, 11/03/55	4,581
	Oracle Corp.,
14,625	2.950%, 05/15/25	14,757
1,295	3.625%, 07/15/23	1,370
3,085	4.300%, 07/08/34	3,157
14,500	4.375%, 05/15/55	13,912
4,753	5.000%, 07/08/19	5,276

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
3,049	5.750%, 04/15/18	3,330
2,300	6.125%, 07/08/39	2,859
1,749	6.500%, 04/15/38	2,245
4,103	Series NOTE, 2.800%, 07/08/21	4,241

		98,948

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,264
15,286	2.400%, 05/03/23	15,148
13,459	2.850%, 05/06/21	14,020
12,828	3.200%, 05/13/25	13,255
4,375	3.450%, 02/09/45	3,806
4,257	4.500%, 02/23/36	4,442
6,866	VAR, 0.869%, 05/03/18	6,844
1,704	Dell, Inc., 7.100%, 04/15/28	1,529
	HP, Inc.,
3,233	4.300%, 06/01/21	3,263
2,541	4.375%, 09/15/21	2,564
2,837	4.650%, 12/09/21	2,894
6,352	6.000%, 09/15/41	5,237

		85,266

	Total Information Technology	337,792

	Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	2,937
3,557	4.125%, 03/15/35	2,803
4,962	5.250%, 01/15/45	4,432
9,510	CF Industries, Inc., 7.125%, 05/01/20	10,706
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,848
5,750	3.500%, 10/01/24	5,776
8,120	4.125%, 11/15/21	8,578
1,727	5.250%, 11/15/41	1,701
1,206	7.375%, 11/01/29	1,527
875	8.550%, 05/15/19	1,029
	E.I. du Pont de Nemours & Co.,
1,396	4.900%, 01/15/41	1,369
1,345	5.600%, 12/15/36	1,397
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,654
3,636	3.250%, 01/14/23	3,698
897	5.500%, 12/08/41	1,005
1,259	Monsanto Co., 4.700%, 07/15/64	1,008

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	1,965
7,080	4.250%, 11/15/23	6,923
449	4.875%, 11/15/41	381
5,054	5.450%, 11/15/33	4,887
5,233	5.625%, 11/15/43	4,871
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,161
269	3.250%, 12/01/17	274
3,408	6.500%, 05/15/19	3,824
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,166
972	6.650%, 03/15/18	1,060
1,883	9.000%, 05/01/21	2,417
2,612	Praxair, Inc., 2.650%, 02/05/25	2,607
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,642
5,919	7.750%, 10/01/96	6,914

		101,560

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
2,811	3.875%, 05/18/25 (e)	2,852
6,052	5.125%, 05/18/45 (e)	6,137

		8,989

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
5,613	3.850%, 09/30/23	5,607
1,600	5.000%, 09/30/43	1,558
1,435	5.400%, 03/29/17	1,485
2,466	6.500%, 04/01/19	2,707
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,266
6,296	3.875%, 03/15/23	4,140
7,646	5.400%, 11/14/34	4,454
2,271	5.450%, 03/15/43	1,317
1,529	Nucor Corp., 4.000%, 08/01/23	1,538
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,430
	Rio Tinto Finance USA Ltd., (Australia),
3,367	3.750%, 09/20/21	3,335
1,794	9.000%, 05/01/19	2,080
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	3,925
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,584

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
	Teck Resources Ltd., (Canada),
2,865	3.750%, 02/01/23	1,748
4,904	4.750%, 01/15/22	3,040

		48,214

	Total Materials	158,763

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
27,252	3.000%, 06/30/22	27,007
7,297	3.400%, 05/15/25	7,168
4,301	3.875%, 08/15/21	4,513
9,748	4.300%, 12/15/42	8,329
4,439	4.350%, 06/15/45	3,780
3,143	4.450%, 05/15/21	3,361
3,297	4.500%, 05/15/35	3,026
3,777	4.750%, 05/15/46	3,448
9,509	5.350%, 09/01/40	9,256
4,722	5.500%, 02/01/18	5,033
6,457	6.300%, 01/15/38	6,997
1,600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	1,898
15,000	BellSouth LLC, 6.550%, 06/15/34	15,901
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,223
2,511	5.950%, 01/15/18	2,705
879	9.625%, 12/15/30	1,258
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,634
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,306
2,087	4.875%, 03/06/42 (e)	2,190
1,816	6.000%, 07/08/19	2,043
5,201	8.750%, 06/15/30	7,335
	GTE Corp.,
3,049	6.940%, 04/15/28	3,594
897	8.750%, 11/01/21	1,132
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	9,964
11,667	3.482%, 06/16/25 (e)	11,772
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,062
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,829
5,695	9.000%, 03/01/31	7,974

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
7,308	Qwest Corp., 6.750%, 12/01/21	7,783
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,946
4,358	5.134%, 04/27/20	4,668
2,025	5.462%, 02/16/21	2,220
2,152	6.421%, 06/20/16	2,182
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20	1,814
5,898	3.000%, 11/01/21	5,991
15,346	3.500%, 11/01/24	15,671
11,683	4.150%, 03/15/24	12,440
11,559	4.400%, 11/01/34	10,858
9,294	4.500%, 09/15/20	10,106
3,993	4.522%, 09/15/48	3,644
5,210	4.672%, 03/15/55	4,601
28,901	4.862%, 08/21/46	28,236
3,895	5.012%, 08/21/54	3,617
5,330	5.150%, 09/15/23	6,034
1,294	5.850%, 09/15/35	1,410
3,390	6.400%, 09/15/33	3,950
159	6.550%, 09/15/43	194
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	879
8,579	Verizon New England, Inc., 7.875%, 11/15/29	10,674
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	886
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,179
4,692	8.350%, 12/15/30	5,999
1,000	8.750%, 08/15/31	1,258

		315,978

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,846
3,250	3.125%, 07/16/22	3,239
2,457	6.125%, 03/30/40	2,719
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,798
2,242	8.750%, 05/01/32	3,057
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,751
7,443	1.625%, 03/20/17	7,473
335	2.500%, 09/26/22	319

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — continued
340	2.950%, 02/19/23	326

		36,528

	Total Telecommunication Services	352,506

	Utilities — 1.5%
	Electric Utilities — 1.0%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,569
769	6.000%, 03/01/39	945
1,904	6.125%, 05/15/38	2,379
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,119
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,401
	Arizona Public Service Co.,
748	2.200%, 01/15/20	751
1,923	4.500%, 04/01/42	2,074
3,036	5.050%, 09/01/41	3,526
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,509
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,377
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	4,905
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	901
1,687	DTE Electric Co., 2.650%, 06/15/22	1,720
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,280
1,786	4.300%, 06/15/20	1,966
1,256	5.100%, 04/15/18	1,352
1,397	6.000%, 01/15/38	1,775
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,839
2,660	3.550%, 09/15/21	2,764
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,100
628	6.400%, 06/15/38	831
	Duke Energy Indiana LLC,
3,462	3.750%, 07/15/20	3,701
2,780	6.350%, 08/15/38	3,614
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	2,979
3,230	3.000%, 09/15/21	3,374
2,985	3.250%, 08/15/25	3,103
1,886	4.100%, 05/15/42	1,903

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,569	4.100%, 03/15/43	1,584
2,258	4.150%, 12/01/44	2,305
1,794	5.300%, 01/15/19	1,977
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	3,963
6,600	6.000%, 01/22/14[5] (e)	6,534
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,880
897	6.000%, 10/07/39 (e)	990
	Florida Power & Light Co.,
493	5.625%, 04/01/34	603
897	5.950%, 02/01/38	1,156
359	Georgia Power Co., 5.950%, 02/01/39	430
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,459
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,135
7,174	Series HY, 8.400%, 01/15/22	9,504
2,642	Series IO, 8.050%, 07/07/24	3,670
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,100
8,609	Series J, 3.200%, 03/15/23	8,682
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	303
4,000	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,458
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,247
8,968	5.300%, 10/01/41	10,198
2,759	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	2,887
628	MidAmerican Energy Co., 5.300%, 03/15/18	675
	Nevada Power Co.,
329	5.375%, 09/15/40	383
3,354	5.450%, 05/15/41	3,915
2,018	6.500%, 08/01/18	2,234
1,637	7.125%, 03/15/19	1,860
700	Series N, 6.650%, 04/01/36	909
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,650
1,076	6.000%, 03/01/19	1,175
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,161
1,457	4.881%, 08/15/19 (e)	1,584
2,242	Northern States Power Co., 6.250%, 06/01/36	2,944

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,503
560	Series M, 5.375%, 10/01/21	633
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,110
1,076	7.000%, 09/01/22	1,313
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,994
3,349	2.950%, 03/01/26	3,372
1,265	3.250%, 09/15/21	1,315
1,794	3.250%, 06/15/23	1,855
5,781	3.500%, 06/15/25	6,039
1,681	4.450%, 04/15/42	1,750
6,511	4.500%, 12/15/41	6,819
1,776	5.625%, 11/30/17	1,894
399	6.050%, 03/01/34	490
673	8.250%, 10/15/18	783
	PacifiCorp,
2,765	3.600%, 04/01/24	2,947
897	3.850%, 06/15/21	965
224	5.500%, 01/15/19	247
2,556	5.650%, 07/15/18	2,787
	PECO Energy Co.,
5,022	2.375%, 09/15/22	5,024
807	5.350%, 03/01/18	866
807	Pennsylvania Electric Co., 6.050%, 09/01/17	857
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,569
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,556
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,391
3,388	4.400%, 01/15/21	3,614
1,327	7.750%, 03/01/31	1,787
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,816
1,040	3.200%, 11/15/20	1,093
247	5.800%, 08/01/18	270
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,890
1,242	5.150%, 12/01/19	1,348
3,901	Series G, 6.625%, 11/15/37	4,879
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,487
1,021	5.375%, 11/01/39	1,244

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
740	Series I, 1.800%, 06/01/19	741
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	387
	Southern California Edison Co.,
2,103	1.845%, 02/01/22	2,071
886	3.875%, 06/01/21	957
3,408	3.900%, 12/01/41	3,374
1,256	5.500%, 08/15/18	1,377
2,197	6.050%, 03/15/39	2,829
578	Series 08-A, 5.950%, 02/01/38	734
2,854	Series C, 3.500%, 10/01/23	3,031
2,666	Southern Co. (The), 1.950%, 09/01/16	2,674
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,565
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,087
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	715
1,280	3.450%, 02/15/24	1,333
4,125	5.400%, 04/30/18	4,444
717	5.950%, 09/15/17	764
234	Wisconsin Electric Power Co., 2.950%, 09/15/21	242
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	242
539	4.700%, 05/15/20	585
829	4.800%, 09/15/41	874
3,049	6.500%, 07/01/36	3,875

		281,720

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,767
7,215	4.150%, 01/15/43	7,216
619	8.500%, 03/15/19	726
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,199
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	943
475	6.125%, 11/01/17	504
2,214	Dominion Gas Holdings LLC, 2.800%, 11/15/20	2,242

		15,597

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,101

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power & Renewable Electricity Producers — continued
5,381	4.000%, 10/01/20	5,559
1,665	5.750%, 10/01/41	1,528
	PSEG Power LLC,
2,879	4.150%, 09/15/21	2,949
2,456	4.300%, 11/15/23	2,460
1,125	8.625%, 04/15/31	1,383
	Southern Power Co.,
2,361	4.150%, 12/01/25	2,372
3,879	5.150%, 09/15/41	3,602

		21,954

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,716
1,392	4.400%, 06/01/43	1,297
10,518	5.875%, 03/15/41	11,985
6,009	6.375%, 07/15/16	6,120
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,569
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,668
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,423
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,372
1,256	5.650%, 04/15/20	1,438
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,470
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,314
1,840	Series C, 4.900%, 08/01/41	1,785
5,067	Series F, 5.250%, 08/01/33	5,436
	DTE Energy Co.,
6,150	3.300%, 06/15/22 (e)	6,277
1,400	Series F, 3.850%, 12/01/23	1,474
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,561
6,726	5.800%, 02/01/42	7,729
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,725
1,852	6.000%, 06/01/26	2,331
	Sempra Energy,
3,139	2.875%, 10/01/22	3,038
3,827	3.550%, 06/15/24	3,824
2,348	4.050%, 12/01/23	2,455
1,345	6.000%, 10/15/39	1,481

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
2,063	6.150%, 06/15/18	2,221
807	6.500%, 06/01/16	816
7,309	9.800%, 02/15/19	8,739
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,232

		98,496

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,502
3,354	6.593%, 10/15/37	4,571

		10,073

	Total Utilities	427,840

	Total Corporate Bonds (Cost $5,435,551)	5,463,516

Foreign Government Securities — 1.0%
	Federative Republic of Brazil, (Brazil),
6,774	4.250%, 01/07/25	5,775
2,660	5.000%, 01/27/45	1,875
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,844
2,640	Zero Coupon, 08/15/23	2,240
3,587	Zero Coupon, 11/01/23	3,011
21,968	Zero Coupon, 11/01/24	17,983
7,240	5.500%, 12/04/23	9,010
7,330	5.500%, 04/26/24	9,200
6,771	5.500%, 09/18/33	9,179
5,000	Series 1, Zero Coupon, 05/01/23	4,283
22,151	Series 2, Zero Coupon, 11/01/24	18,157
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,787
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,834
10,000	Series 8-Z, Zero Coupon, 02/15/24	8,421
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,729
23,876	Series 8-Z, Zero Coupon, 08/15/25	19,021
8,517	Series 9-Z, Zero Coupon, 05/15/23	7,286
25,875	Series 9-Z, Zero Coupon, 05/15/24	21,550
24,763	Series 9-Z, Zero Coupon, 05/15/25	19,912
14,275	Series 9-Z, Zero Coupon, 11/15/25	11,265
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,704
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,412
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	688
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,011
3,811	4.500%, 01/28/26	3,678

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,979	5.000%, 06/15/45	3,342
941	5.625%, 02/26/44	852
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,803
2,371	4.000%, 09/22/24	2,418
737	Republic of Peru, (Peru), 5.625%, 11/18/50	791
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	7,040
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	7,961
3,502	5.875%, 09/16/25	3,663
	Republic of Turkey, (Turkey),
12,555	4.250%, 04/14/26	11,915
3,879	5.750%, 03/22/24	4,123
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,352
7,166	3.600%, 01/30/25	7,121
7,316	4.000%, 10/02/23	7,525
2,862	4.600%, 01/23/46	2,630
3,906	4.750%, 03/08/44	3,681
12,227	5.550%, 01/21/45	12,777
5,118	5.750%, 10/12/10[2]	4,862

	Total Foreign Government Securities (Cost $293,497)	300,711

Mortgage Pass-Through Securities — 15.0%
	Federal Home Loan Mortgage Corp.,
605	ARM, 2.050%, 04/01/37	634
1,462	ARM, 2.064%, 05/01/37	1,520
210	ARM, 2.200%, 01/01/37	220
503	ARM, 2.205%, 08/01/36	524
3,480	ARM, 2.230%, 10/01/36	3,646
1,025	ARM, 2.255%, 08/01/36	1,075
17	ARM, 2.262%, 07/01/19	17
6,062	ARM, 2.266%, 08/01/36	6,396
1,756	ARM, 2.272%, 10/01/36	1,841
781	ARM, 2.290%, 07/01/36	822
993	ARM, 2.318%, 10/01/36	1,046
237	ARM, 2.322%, 08/01/35	251
792	ARM, 2.354%, 10/01/36	836
42	ARM, 2.375%, 07/01/26	42
765	ARM, 2.391%, 04/01/34	807
5,179	ARM, 2.424%, 12/01/36	5,420
5,014	ARM, 2.462%, 01/01/27 - 03/01/37	5,281
4,948	ARM, 2.467%, 12/01/36	5,227
40	ARM, 2.483%, 04/01/30	42
169	ARM, 2.486%, 02/01/37	179

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,806	ARM, 2.495%, 05/01/36	1,904
394	ARM, 2.497%, 11/01/36	416
1,721	ARM, 2.500%, 05/01/36 - 07/01/36	1,815
2,298	ARM, 2.510%, 05/01/37	2,446
1,615	ARM, 2.515%, 11/01/36	1,691
2,154	ARM, 2.519%, 09/01/36	2,273
2,633	ARM, 2.520%, 11/01/36	2,779
1,007	ARM, 2.528%, 06/01/37	1,057
424	ARM, 2.535%, 10/01/36	440
739	ARM, 2.536%, 11/01/36	781
819	ARM, 2.542%, 11/01/36	866
459	ARM, 2.552%, 11/01/37	484
2,287	ARM, 2.559%, 05/01/33	2,408
359	ARM, 2.564%, 02/01/36	377
162	ARM, 2.565%, 12/01/36	170
1,297	ARM, 2.572%, 05/01/38	1,371
2,142	ARM, 2.592%, 09/01/36	2,268
2,231	ARM, 2.605%, 12/01/33 - 10/01/36	2,358
4,744	ARM, 2.606%, 06/01/36	5,002
1,761	ARM, 2.608%, 02/01/36	1,859
923	ARM, 2.617%, 07/01/37	975
88	ARM, 2.619%, 04/01/37	91
450	ARM, 2.620%, 05/01/37	481
78	ARM, 2.623%, 09/01/32	83
1,132	ARM, 2.632%, 12/01/35	1,204
2,596	ARM, 2.641%, 01/01/35	2,729
759	ARM, 2.648%, 01/01/35	798
1,680	ARM, 2.664%, 09/01/34	1,774
1,538	ARM, 2.673%, 02/01/37	1,628
1,512	ARM, 2.679%, 06/01/36	1,603
1,788	ARM, 2.687%, 03/01/36	1,896
1,271	ARM, 2.694%, 04/01/37	1,342
3,496	ARM, 2.702%, 05/01/37	3,712
2,744	ARM, 2.706%, 02/01/37	2,901
148	ARM, 2.713%, 02/01/37	156
1,888	ARM, 2.793%, 04/01/38	2,005
2,074	ARM, 2.820%, 05/01/37	2,210
966	ARM, 2.844%, 01/01/37	1,024
742	ARM, 2.881%, 03/01/37	779
1,821	ARM, 2.885%, 12/01/36	1,942
379	ARM, 2.890%, 02/01/37	406
370	ARM, 2.940%, 05/01/36	392
1,405	ARM, 2.966%, 10/01/36	1,497
241	ARM, 3.081%, 12/01/36	261
407	ARM, 3.100%, 03/01/37	434
686	ARM, 3.171%, 07/01/36	712

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2,037		ARM, 3.257%, 03/01/36	2,141
1,486		ARM, 3.978%, 07/01/40	1,558
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
24		4.000%, 06/01/18	25
367		4.500%, 08/01/18 - 10/01/18	380
1,358		5.000%, 10/01/17 - 12/01/18	1,402
1,581		5.500%, 06/01/17 - 02/01/24	1,648
2,351		6.000%, 04/01/17 - 03/01/22	2,415
299		6.500%, 07/01/16 - 03/01/22	308
—	(h)	7.000%, 04/01/17	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
12,800		3.500%, 01/01/32 - 03/01/32	13,516
98		6.000%, 12/01/22	110
535		6.500%, 01/01/28	610
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
36,600		3.000%, 08/01/43	37,726
33,876		4.500%, 05/01/41	36,950
36,000		5.000%, 01/01/34 - 08/01/40	39,805
6,544		5.500%, 01/01/33 - 03/01/40	7,342
1,004		6.000%, 10/01/29 - 12/01/36	1,151
5,966		6.500%, 08/01/29 - 03/01/38	6,993
1,637		7.000%, 04/01/26 - 02/01/37	1,921
2,085		7.500%, 08/01/25 - 09/01/38	2,513
17		8.000%, 07/01/20 - 11/01/24	19
48		8.500%, 07/01/28	60
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
6,714		7.500%, 01/01/32 - 12/01/36	8,094
2,245		10.000%, 10/01/30	2,479
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
77,208		3.500%, 02/01/33 - 06/01/43	81,283
38,952		4.000%, 06/01/42 - 01/01/43	41,816
1,647		5.500%, 04/01/18	1,705
1,687		6.000%, 02/01/33 - 11/01/36	1,870
15,335		6.500%, 12/01/35 - 06/01/37	17,366
10		7.000%, 07/01/29	11
385		10.000%, 03/17/26	406
		Federal National Mortgage Association,
408		ARM, 1.803%, 08/01/34	424
3		ARM, 1.875%, 01/01/19	4
3,535		ARM, 1.889%, 09/01/36	3,684
1,305		ARM, 1.898%, 07/01/37	1,359
593		ARM, 1.912%, 09/01/33	617

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,030	ARM, 1.975%, 01/01/37	1,070
1,323	ARM, 2.011%, 02/01/37	1,371
4,442	ARM, 2.020%, 01/01/35	4,635
561	ARM, 2.050%, 05/01/35	588
9	ARM, 2.091%, 03/01/19	9
311	ARM, 2.094%, 02/01/35	323
695	ARM, 2.100%, 09/01/36	728
151	ARM, 2.135%, 08/01/35	160
159	ARM, 2.140%, 04/01/34	162
404	ARM, 2.212%, 09/01/37	425
297	ARM, 2.256%, 10/01/34	312
1,774	ARM, 2.258%, 01/01/36	1,865
2,613	ARM, 2.270%, 11/01/37	2,734
31	ARM, 2.280%, 01/01/34	31
681	ARM, 2.288%, 03/01/35	720
162	ARM, 2.324%, 07/01/34 - 09/01/34	171
476	ARM, 2.326%, 08/01/33	503
716	ARM, 2.341%, 07/01/35	761
94	ARM, 2.345%, 05/01/35	99
168	ARM, 2.350%, 11/01/34	178
774	ARM, 2.361%, 09/01/36	818
2,648	ARM, 2.365%, 04/01/37	2,797
625	ARM, 2.367%, 08/01/36	661
889	ARM, 2.376%, 11/01/37	941
532	ARM, 2.384%, 11/01/33	566
300	ARM, 2.399%, 08/01/34	317
373	ARM, 2.403%, 09/01/35	397
151	ARM, 2.405%, 07/01/37	158
432	ARM, 2.428%, 06/01/36	457
145	ARM, 2.451%, 01/01/35	153
389	ARM, 2.478%, 05/01/36	413
280	ARM, 2.487%, 11/01/34	296
3,988	ARM, 2.492%, 07/01/37	4,223
2,584	ARM, 2.494%, 08/01/36	2,748
2,208	ARM, 2.514%, 04/01/35 - 10/01/36	2,336
1,208	ARM, 2.520%, 07/01/36	1,282
99	ARM, 2.533%, 09/01/37	101
2,262	ARM, 2.536%, 09/01/36	2,402
713	ARM, 2.545%, 06/01/34	754
188	ARM, 2.547%, 01/01/34	197
85	ARM, 2.554%, 09/01/27	90
1,101	ARM, 2.556%, 09/01/37	1,171
819	ARM, 2.566%, 01/01/36	863
4,838	ARM, 2.569%, 12/01/37	5,112
3,664	ARM, 2.582%, 06/01/36 - 07/01/37	3,887
1	ARM, 2.625%, 08/01/19	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,678	ARM, 2.632%, 02/01/37	1,772
623	ARM, 2.634%, 10/01/34	658
249	ARM, 2.685%, 09/01/33	265
714	ARM, 2.687%, 06/01/36	757
895	ARM, 2.695%, 09/01/36	944
2,854	ARM, 2.709%, 12/01/36	3,011
889	ARM, 2.721%, 10/01/35	947
127	ARM, 2.748%, 09/01/37	130
792	ARM, 2.748%, 11/01/36	835
859	ARM, 2.750%, 08/01/36 - 01/01/37	904
523	ARM, 2.753%, 01/01/38	553
1,684	ARM, 2.810%, 12/01/36	1,786
3,752	ARM, 2.835%, 10/01/36	3,998
1,662	ARM, 2.839%, 10/01/36	1,770
723	ARM, 3.011%, 11/01/36	761
8,078	ARM, 3.029%, 03/01/36	8,564
343	ARM, 3.043%, 02/01/36	362
2,894	ARM, 3.107%, 08/01/37	3,082
34	ARM, 3.250%, 01/01/36	35
51	ARM, 3.748%, 03/01/29	54
293	ARM, 6.022%, 09/01/37	308
705	ARM, 6.269%, 08/01/36	739
	Federal National Mortgage Association, 15 Year, Single Family,
187	3.500%, 04/01/19	197
2,130	4.500%, 05/01/18 - 12/01/19	2,211
5,373	5.000%, 04/01/18 - 08/01/24	5,639
5,166	5.500%, 02/01/18 - 07/01/20	5,368
11,253	6.000%, 06/01/16 - 07/01/24	12,222
1,736	6.500%, 03/01/17 - 02/01/24	1,895
54	7.000%, 03/01/17 - 11/01/17	54
1	7.500%, 03/01/17	1
	Federal National Mortgage Association, 20 Year, Single Family,
15,162	3.500%, 07/01/32 - 08/01/32	16,044
29,515	4.000%, 01/01/35	31,907
1,103	5.500%, 07/01/25	1,237
6,800	6.000%, 07/01/26 - 09/01/29	7,742
2,156	6.500%, 05/01/22 - 08/01/26	2,473
	Federal National Mortgage Association, 30 Year, FHA/VA,
141	6.000%, 09/01/33	158
211	6.500%, 03/01/29	241
16	7.000%, 02/01/33	18
50	8.000%, 06/01/28	57
14	8.500%, 02/01/30	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
19		9.000%, 05/01/18 - 12/01/30	19
8		9.500%, 12/01/18	9
		Federal National Mortgage Association, 30 Year, Single Family,
34,033		3.000%, 06/01/43 (w)	35,084
169,443		3.500%, 06/01/43 - 01/01/46 (w)	179,744
801		4.000%, 12/01/33	857
22,641		4.500%, 11/01/33 - 09/01/43	24,637
28,863		5.000%, 06/01/33 - 08/01/40	32,161
17,831		5.500%, 11/01/32 - 12/01/39	20,222
14,850		6.000%, 12/01/28 - 11/01/38	17,057
28,782		6.500%, 11/01/29 - 10/01/38	33,537
14,847		7.000%, 01/01/24 - 01/01/39	17,951
9,817		7.500%, 11/01/22 - 04/01/39	12,033
731		8.000%, 03/01/21 - 01/01/38	868
16		8.500%, 07/01/24 - 05/01/25	19
—	(h)	9.000%, 04/01/26	—	(h)
13		9.500%, 07/01/28	14
6		10.000%, 02/01/24	6
		Federal National Mortgage Association, Other,
38,278		ARM, 0.780%, 01/01/23	38,259
7,189		ARM, 0.890%, 11/01/23	7,237
19,664		VAR, 0.800%, 05/01/24 - 12/01/24	19,714
15,156		VAR, 0.810%, 11/01/21 - 02/01/23	15,192
6,370		VAR, 0.810%, 03/01/25	6,384
6,803		VAR, 0.820%, 01/01/23	6,850
15,000		VAR, 0.860%, 07/01/24	15,145
3,924		VAR, 0.900%, 08/01/22	3,927
4,895		VAR, 0.930%, 10/01/20	4,896
8,267		VAR, 1.230%, 03/01/22	8,237
121		VAR, 2.500%, 08/01/34	128
5,095		VAR, 6.070%, 11/01/18	5,315
7,059		1.470%, 12/01/19	7,048
8,968		1.690%, 12/01/19	9,019
15,563		1.940%, 01/01/17 - 07/01/19	15,717
13,452		2.000%, 12/01/20	13,723
80,712		2.010%, 06/01/20	82,056
2,083		2.030%, 08/01/19	2,139
17,280		2.140%, 04/01/19	17,612
4,306		2.150%, 01/01/23	4,356
8,352		2.190%, 05/01/19	8,527
6,328		2.200%, 07/01/19	6,466
5,707		2.240%, 12/01/22	5,804
9,057		2.280%, 12/01/22	9,217
3,364		2.320%, 12/01/22	3,432
15,130		2.330%, 01/01/23	15,438

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

32,938	2.340%, 12/01/22 - 01/01/23	33,681
27,392	2.370%, 07/01/19 - 01/01/23	28,182
7,629	2.380%, 11/01/22	7,810
15,046	2.390%, 10/01/22 - 12/01/22	15,410
9,802	2.395%, 01/01/22	10,121
39,981	2.400%, 12/01/22 - 02/01/23	40,869
5,286	2.410%, 11/01/22	5,411
18,296	2.420%, 12/01/22 - 06/01/23	18,752
15,980	2.440%, 11/01/22 - 01/01/23	16,383
43,779	2.450%, 06/01/19 - 02/01/23	44,915
7,842	2.470%, 09/01/22 - 11/01/22	8,051
10,998	2.490%, 10/01/17 - 03/01/23	11,262
12,555	2.500%, 04/01/23	13,030
8,251	2.510%, 01/01/23	8,433
37,279	2.520%, 10/01/22 - 05/01/23	38,153
2,690	2.540%, 05/01/23	2,770
14,587	2.550%, 11/01/22	15,050
5,307	2.570%, 10/01/22	5,482
14,284	2.600%, 06/01/22 - 01/01/23	14,778
7,783	2.610%, 07/01/22	8,057
5,201	2.620%, 10/01/17	5,295
22,410	2.630%, 09/01/21 - 06/01/25	23,178
5,907	2.635%, 10/01/22	6,120
6,705	2.640%, 04/01/23 - 07/01/23	6,912
8,968	2.650%, 08/01/22	9,294
17,754	2.660%, 12/01/22	18,848
15,877	2.670%, 07/01/22	16,477
15,169	2.680%, 05/01/25 - 06/01/27	15,355
12,171	2.690%, 10/01/17 - 07/01/22	12,578
24,200	2.700%, 04/01/22 - 04/01/25	25,053
5,564	2.703%, 04/01/23	5,794
8,358	2.750%, 03/01/22	8,746
13,945	2.760%, 06/01/22	14,558
19,243	2.764%, 06/01/23	19,952
22,420	2.770%, 05/01/22 - 06/01/23	23,388
4,281	2.780%, 06/01/27	4,328
8,000	2.790%, 05/01/27	8,079
10,000	2.810%, 05/01/27	10,133
9,590	2.820%, 07/01/22	10,033
39,974	2.830%, 05/01/27 - 06/01/27	40,467
19,665	2.860%, 05/01/22 - 01/01/25	20,546
8,500	2.890%, 05/01/27	8,671
16,597	2.900%, 05/01/22 - 12/01/24	17,283
6,000	2.910%, 03/01/27	6,128
56,820	2.920%, 12/01/24 - 05/01/30	58,886
34,497	2.940%, 05/01/22 - 05/01/30	35,414

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
23,822	2.960%, 01/01/25 - 06/01/30	24,489
20,157	2.970%, 01/01/22 - 06/01/30	20,940
19,730	2.980%, 07/01/22	20,833
17,499	2.990%, 02/01/22 - 01/01/25	18,243
53,907	3.000%, 06/01/27 - 02/01/43	55,324
9,839	3.020%, 05/01/22 - 06/01/25	10,339
56,996	3.030%, 12/01/21 - 04/01/30	58,789
10,762	3.040%, 12/01/18	11,196
13,331	3.050%, 04/01/22 - 01/01/25	14,049
7,497	3.060%, 02/01/22	7,946
28,156	3.080%, 03/01/22 - 04/01/30	29,319
21,203	3.090%, 01/01/22 - 02/01/22	22,539
38,045	3.100%, 05/01/22 - 05/01/30	39,535
25,303	3.110%, 12/01/24	26,540
49,623	3.120%, 01/01/22 - 06/01/35	51,011
47,234	3.130%, 04/01/30 - 06/01/30	48,951
45,987	3.140%, 02/01/22 - 12/01/26	48,499
9,580	3.150%, 07/01/30	9,904
13,200	3.170%, 08/01/25 - 02/01/30	13,787
9,895	3.180%, 06/01/30	10,263
17,000	3.190%, 12/01/26	17,784
7,174	3.200%, 01/01/22	7,671
9,190	3.210%, 03/01/22 - 05/01/23	9,825
13,900	3.210%, 03/01/31 (w)	13,978
14,181	3.220%, 12/01/26 - 04/01/30	14,790
5,086	3.230%, 11/01/20	5,407
20,000	3.240%, 12/01/26	20,994
18,200	3.250%, 09/01/26 - 07/01/27	19,137
8,000	3.260%, 12/01/26	8,421
6,797	3.270%, 11/01/20	7,251
61,399	3.290%, 10/01/20 - 11/01/26	64,806
15,564	3.300%, 12/01/26 - 07/01/30	16,266
3,358	3.310%, 12/01/21	3,600
8,500	3.320%, 05/01/24	9,310
10,000	3.330%, 09/01/27	10,570
16,000	3.340%, 02/01/27	16,938
17,502	3.350%, 11/01/20 - 09/01/30	18,399
7,138	3.360%, 10/01/20	7,644
7,953	3.370%, 09/01/30	8,315
12,018	3.380%, 01/01/18 - 12/01/23	12,533
2,381	3.390%, 08/01/17	2,446
3,041	3.400%, 10/01/21	3,271
16,837	3.430%, 09/01/20 - 11/01/21	18,042
12,875	3.440%, 12/01/21 - 10/01/26	13,858
32,361	3.450%, 01/01/24 - 04/01/35	34,620
7,606	3.480%, 12/01/20	8,163
189,642	3.500%, 09/01/20 - 06/01/43 (w)	199,801

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,000	3.510%, 08/01/23	9,757
5,470	3.520%, 01/01/18	5,655
8,609	3.540%, 10/01/20	9,261
7,461	3.543%, 12/01/20	8,055
13,000	3.550%, 02/01/30	13,770
3,774	3.559%, 01/01/21	4,058
19,458	3.570%, 11/01/34	20,420
22,955	3.590%, 10/01/20 - 08/01/23	24,850
1,652	3.600%, 09/01/20	1,775
9,316	3.610%, 11/01/34	9,790
9,547	3.630%, 01/01/18 - 10/01/35	10,045
10,985	3.640%, 06/01/18 - 01/01/25	11,703
42,150	3.670%, 07/01/23	46,043
3,272	3.700%, 12/01/20	3,533
20,834	3.740%, 07/01/20 - 07/01/23	22,682
16,731	3.743%, 06/01/18	17,410
3,892	3.760%, 12/01/35	4,155
27,400	3.765%, 12/01/25	29,937
34,459	3.770%, 01/01/21 - 09/01/21	37,631
6,347	3.780%, 09/01/21	6,945
4,977	3.800%, 03/01/18	5,184
21,267	3.830%, 12/01/20 - 12/01/21	23,303
22,378	3.850%, 09/01/20 - 09/01/21	24,375
8,336	3.860%, 07/01/21	9,137
10,213	3.870%, 01/01/21	11,147
14,989	3.881%, 09/01/21	16,441
31,056	3.890%, 08/01/20 - 09/01/21	33,955
6,028	3.915%, 10/01/20	6,598
5,710	3.920%, 09/01/21	6,271
16,246	3.930%, 07/01/20 - 01/01/21	17,739
8,968	3.940%, 07/01/21	9,876
13,314	3.950%, 07/01/20	14,565
8,521	3.960%, 08/01/20	9,261
5,491	3.970%, 06/01/21	6,045
4,642	3.990%, 07/01/21	5,116
33,846	4.000%, 04/01/20 - 07/01/42	36,320
6,009	4.020%, 06/01/21	6,639
5,741	4.050%, 01/01/21 - 08/01/21	6,325
8,669	4.060%, 07/01/21	9,582
27,167	4.066%, 07/01/20	29,746
15,602	4.070%, 10/01/21	17,284
5,918	4.100%, 06/01/21	6,537
14,416	4.130%, 11/01/19 - 08/01/21	15,799
14,930	4.160%, 03/01/21	16,471
16,452	4.180%, 12/01/19 - 09/01/23	18,324
4,747	4.190%, 06/01/21	5,263

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
17,868	4.240%, 11/01/19 - 06/01/21	19,782
15,784	4.250%, 04/01/21	17,574
27,728	4.260%, 12/01/19 - 07/01/21	30,692
6,290	4.263%, 06/01/21	6,934
16,147	4.281%, 01/01/20	17,431
6,158	4.283%, 01/01/21	6,815
4,819	4.295%, 06/01/21	5,344
6,701	4.300%, 08/01/20 - 04/01/21	7,429
8,121	4.307%, 07/01/21	9,087
10,593	4.330%, 02/01/21 - 04/01/21	11,744
16,142	4.340%, 06/01/21	18,108
12,796	4.350%, 04/01/20	14,052
13,138	4.360%, 05/01/21	14,662
9,909	4.369%, 02/01/20	10,842
14,411	4.381%, 04/01/20	15,883
6,613	4.390%, 05/01/21	7,378
55,153	4.399%, 02/01/20	60,700
2,511	4.400%, 02/01/20	2,762
3,675	4.450%, 01/01/21	4,088
8,071	4.480%, 06/01/21	9,103
90,433	4.500%, 08/01/21 - 03/01/44	100,561
17,489	4.514%, 12/01/19	19,118
5,305	4.540%, 01/01/20 - 07/01/26	6,054
9,277	4.552%, 08/01/26	10,735
10,957	4.640%, 01/01/21	12,274
10,051	4.663%, 12/01/26	11,891
9,246	4.762%, 08/01/26	10,946
5,884	4.766%, 08/01/26	6,968
1,828	5.000%, 04/01/31 - 12/01/32	2,064
7,674	5.240%, 05/01/17	7,925
2,524	5.500%, 03/01/17 - 06/01/39	2,734
10,191	5.895%, 10/01/17	10,850
2,785	6.000%, 02/01/36 - 11/01/48	3,132
2,247	6.500%, 04/01/36 - 05/01/37	2,578
1,491	7.000%, 02/01/36 - 01/01/38	1,723
17	7.500%, 10/01/37	17
145	8.000%, 11/01/37	163
34	10.498%, 04/15/19	37
	Government National Mortgage Association II, 30 Year, Single Family,
3,345	3.750%, 07/20/45	3,558
9,417	4.250%, 12/20/44	10,287
2,429	5.500%, 09/20/39	2,699
13,739	6.000%, 03/20/28 - 08/20/39	15,669
1,125	6.500%, 07/20/29	1,294
524	7.000%, 08/20/38	655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

89	7.500%, 02/20/28 - 09/20/28	102
175	8.000%, 12/20/25 - 09/20/28	207
91	8.500%, 03/20/25 - 05/20/25	104
	Government National Mortgage Association II, Other,
3,177	3.750%, 09/20/38 - 01/20/39	3,400
4,520	4.462%, 05/20/63	4,897
95	6.000%, 11/20/38	103
	Government National Mortgage Association, 15 Year, Single Family,
8	6.000%, 10/15/17	8
21	6.500%, 06/15/17	21
	Government National Mortgage Association, 30 Year, Single Family,
3,967	5.500%, 04/15/33 - 09/15/34	4,553
114	6.000%, 11/15/28	129
2,849	6.500%, 01/15/24 - 12/15/35	3,360
5,471	7.000%, 08/15/23 - 04/15/37	6,529
801	7.500%, 11/15/22 - 10/15/37	966
21	8.000%, 07/15/22 - 08/15/28	21
2	8.500%, 03/15/17 - 11/15/17	2
16	9.000%, 08/15/16 - 11/15/24	18
701	9.500%, 09/15/18 - 12/15/25	767

	Total Mortgage Pass-Through Securities (Cost $4,272,154)	4,415,851

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	4,073
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,415

		7,488

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,554

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,822
	Port Authority of New York & New Jersey, Consolidated 165, Rev.,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,559
3,780	Series 165, Rev., 5.647%, 11/01/40	4,674
17,925	Series 174, Rev., 4.458%, 10/01/62	17,986

		39,041

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,130
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[5]	1,124
9,576	Series A, Rev., 4.800%, 06/01/11[4]	10,160

		27,414

	Total Municipal Bonds (Cost $69,670)	78,497

Supranational — 0.1%
23,640	African Development Bank, 8.800%, 09/01/19 (Cost $28,115)	28,988

U.S. Government Agency Securities — 2.3%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,311
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,500
9,865	5.500%, 07/15/36	13,609
23,765	Federal National Mortgage Association, 3.999%, 06/01/17 (n)	23,531
8,071	Federal National Mortgage Association STRIPS, 3.634%, 05/15/30 (n)	5,302
	Financing Corp. STRIPS,
59,680	1.266%, 05/11/18 (n)	58,418
3,506	1.577%, 11/30/17 (n)	3,445
2,399	1.897%, 08/03/18 (n)	2,332
3,606	1.897%, 08/03/18 (n)	3,517
1,795	2.099%, 03/07/19 (n)	1,730
1,688	2.160%, 04/06/18 (n)	1,652
24,034	2.669%, 04/05/19 (n)	23,165
27,586	2.869%, 09/26/19 (n)	26,438
	Government Trust Certificate,
5,741	1.517%, 04/01/16 (n)	5,735
11,944	2.435%, 04/01/19 (n)	11,427
	Residual Funding Corp. STRIPS,
160,099	1.596%, 10/15/19 (n)	152,110
19,730	1.759%, 01/15/21 (n)	18,075
225,211	1.847%, 07/15/20 (n)	210,614
50,759	1.881%, 10/15/20 (n)	47,200
	Tennessee Valley Authority,
4,129	4.250%, 09/15/65	4,343
2,632	4.625%, 09/15/60	2,995
8,246	5.250%, 09/15/39	10,548
493	5.500%, 06/15/38	645
7,668	5.880%, 04/01/36	10,475

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee Valley Authority STRIPS,
3,711	2.109%, 12/15/17 (n)	3,640
3,500	3.188%, 12/15/28 (n)	2,349
17,495	3.532%, 11/01/25 (n)	13,496
2,242	4.171%, 06/15/35 (n)	1,132
10,762	4.293%, 05/01/19 (n)	10,290
3,119	4.561%, 07/15/28 (n)	2,132

	Total U.S. Government Agency Securities (Cost $663,533)	675,156

U.S. Treasury Obligations — 25.6%
	U.S. Treasury Bonds,
26,500	3.500%, 02/15/39	31,657
38,050	4.250%, 05/15/39	50,556
88,390	4.375%, 02/15/38	119,882
9,030	4.375%, 11/15/39	12,201
20,000	4.500%, 02/15/36	27,516
17,861	4.500%, 05/15/38	24,638
4,094	4.500%, 08/15/39	5,630
31,370	4.750%, 02/15/37	44,544
583	5.250%, 11/15/28	799
12,087	5.250%, 02/15/29	16,611
20,688	5.375%, 02/15/31	29,639
8,869	5.500%, 08/15/28	12,359
5,249	6.125%, 08/15/29	7,819
6,861	6.250%, 05/15/30	10,463
4,000	7.125%, 02/15/23	5,488
50,572	7.500%, 11/15/16	53,010
4,000	7.875%, 02/15/21	5,265
29,475	8.000%, 11/15/21	40,206
14,932	8.125%, 05/15/21	20,026
41,000	8.500%, 02/15/20	52,704
17,000	8.750%, 05/15/20	22,267
54,785	8.750%, 08/15/20	72,686
	U.S. Treasury Coupon STRIPS,
4,100	1.778%, 11/15/18 (n)	4,001
72,700	1.778%, 11/15/19 (n)	69,637
123,537	1.873%, 05/15/21 (n)	114,649
25,000	1.927%, 08/15/25 (n)	20,834
212,665	2.078%, 02/15/21 (n)	198,638
113,900	2.109%, 11/15/23 (n)	99,710
63,421	2.186%, 05/15/25 (n)	53,156
106,435	2.294%, 08/15/23 (n)	93,868
59,076	2.340%, 02/15/24 (n)	51,501
149,456	2.382%, 05/15/22 (n)	135,555
25,842	2.396%, 02/15/20 (n)	24,641

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
105,800	2.482%, 08/15/22 (n)	95,416
204,956	2.564%, 02/15/22 (n)	186,985
191,800	2.592%, 11/15/22 (n)	172,003
116,288	2.614%, 11/15/32 (n)	78,043
108,421	2.674%, 08/15/21 (n)	100,155
248,580	2.683%, 05/15/23 (n)	220,364
51,591	2.734%, 08/15/24 (n)	44,227
54,049	2.790%, 05/15/28 (n)	41,514
71,937	2.866%, 08/15/18 (n)	70,480
329,322	2.878%, 02/15/23 (n)	293,693
14,870	3.026%, 05/15/29 (n)	11,073
103,866	3.064%, 02/15/32 (n)	71,409
78,371	3.081%, 11/15/21 (n)	72,065
70,375	3.086%, 08/15/32 (n)	47,671
17,278	3.096%, 05/15/24 (n)	14,937
200,684	3.136%, 02/15/27 (n)	160,361
72,532	3.179%, 08/15/28 (n)	55,286
189,907	3.189%, 08/15/20 (n)	179,311
14,608	3.231%, 08/15/26 (n)	11,841
16,680	3.243%, 05/15/35 (n)	10,354
93,350	3.260%, 05/15/31 (n)	65,697
196,297	3.280%, 05/15/32 (n)	133,792
59,956	3.286%, 11/15/29 (n)	44,023
14,106	3.299%, 05/15/18 (n)	13,849
79,788	3.312%, 08/15/31 (n)	55,728
143,105	3.315%, 05/15/33 (n)	94,633
36,300	3.341%, 02/15/33 (n)	24,187
21,613	3.343%, 11/15/34 (n)	13,619
347,451	3.350%, 05/15/20 (n)	328,933
38,512	3.353%, 08/15/29 (n)	28,512
87,828	3.385%, 11/15/26 (n)	70,665
39,999	3.386%, 05/15/26 (n)	32,643
81,052	3.434%, 02/15/29 (n)	60,778
84,028	3.454%, 11/15/27 (n)	65,631
108,709	3.465%, 11/15/33 (n)	70,684
98,421	3.486%, 11/15/31 (n)	68,268
27,839	3.528%, 11/15/16 (n)	27,717
180,863	3.548%, 08/15/19 (n)	174,216
122,874	3.574%, 05/15/19 (n)	118,884
25,155	3.612%, 08/15/34 (n)	15,955
28,525	3.650%, 05/15/34 (n)	18,235
25,906	3.677%, 02/15/35 (n)	16,200
38,200	3.812%, 11/15/24 (n)	32,500
89,733	3.825%, 08/15/30 (n)	64,491
57,436	3.886%, 11/15/30 (n)	40,991
72,252	3.939%, 02/15/31 (n)	51,364

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

93,147	3.982%, 02/15/17 (n)	92,501
46,760	3.994%, 11/15/28 (n)	35,370
31,792	4.174%, 02/15/18 (n)	31,280
67,515	4.292%, 02/15/28 (n)	52,320
75,636	4.345%, 05/15/30 (n)	54,802
30,716	4.358%, 02/15/34 (n)	19,790
6,700	4.371%, 02/15/26 (n)	5,515
45,886	4.475%, 08/15/27 (n)	36,054
24,963	4.647%, 08/15/33 (n)	16,375
82,771	4.861%, 11/15/17 (n)	81,623
1,525	5.059%, 08/15/35 (n)	942
111,213	5.088%, 02/15/30 (n)	81,087
6,601	5.266%, 02/15/25 (n)	5,575
17,309	5.908%, 05/15/27 (n)	13,704
1,054	6.106%, 05/15/36 (n)	638
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,697
3,587	2.500%, 01/15/29	4,860
9,066	3.625%, 04/15/28	17,952
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,845
10,000	0.125%, 04/15/19	10,204
22,231	0.125%, 01/15/22	23,268
2,584	1.375%, 01/15/20	2,995
	U.S. Treasury Notes,
69,175	0.875%, 10/15/17	69,270
2,128	0.875%, 01/31/18	2,131
4,905	0.875%, 07/31/19	4,882
20,788	1.000%, 11/30/19	20,718
16,770	1.250%, 10/31/18	16,936
99,091	1.250%, 11/30/18	100,093
38,500	1.250%, 02/29/20	38,667
16,278	1.375%, 12/31/18	16,497
13,000	1.375%, 02/28/19	13,170
10,000	1.375%, 05/31/20	10,081
11,860	1.500%, 05/31/19	12,056
14,750	1.500%, 01/31/22	14,817
8,000	1.625%, 07/31/19	8,164
5,000	1.750%, 10/31/20	5,116
20,000	1.750%, 05/15/22	20,347
203,250	1.750%, 05/15/23	206,243
6,000	1.875%, 08/31/22	6,144
2,500	2.000%, 11/30/20	2,586
15,000	2.000%, 02/28/21	15,527
50,000	2.000%, 05/31/21	51,730
10,000	2.000%, 08/31/21	10,337

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
60,000	2.000%, 10/31/21	61,995
10,000	2.125%, 08/31/20	10,395
50,445	2.125%, 08/15/21	52,469
1,794	2.250%, 11/30/17	1,839
71,975	2.375%, 08/15/24	75,981
23,317	2.625%, 01/31/18	24,124
90,991	2.625%, 08/15/20	96,546
34,504	2.625%, 11/15/20	36,662
2,242	2.750%, 11/30/16	2,277
12,681	2.750%, 12/31/17	13,128
27,600	2.750%, 02/15/19	29,071
52,451	2.875%, 03/31/18	54,666
29,550	3.125%, 10/31/16	30,036
1,794	3.125%, 01/31/17	1,834
52,041	3.125%, 04/30/17	53,480
180,518	3.125%, 05/15/19	192,816
80,000	3.125%, 05/15/21	87,244
176,535	3.250%, 12/31/16	180,279
47,007	3.500%, 02/15/18	49,471
17,039	3.625%, 02/15/21	18,958
26,647	4.250%, 11/15/17	28,200
8,520	4.625%, 02/15/17	8,838

	Total U.S. Treasury Obligations (Cost $7,032,433)	7,550,757

Loan Assignments — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
26,262	Lila Mexican Holdings LLC, Tranche B, VAR, 3.427%, 08/11/22	25,212

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
10,341	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.426%, 06/12/17	10,289

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Total Loan Assignments (Cost $45,513)	45,501

SHARES
Short-Term Investment — 7.2%
	Investment Company — 7.2%
2,123,872	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $2,123,872)	2,123,872

	Total Investments — 100.9% (Cost $28,922,052)	29,785,591
	Liabilities in Excess of Other Assets — (0.9)%	(271,037)

	NET ASSETS — 100.0%	$29,514,554

Percentages indicated are based on net assets

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.8%
692	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.236%, 12/27/22 (e)	687
	Accredited Mortgage Loan Trust,
402	Series 2006-1, Class A3, VAR, 0.616%, 04/25/36	399
404	Series 2006-2, Class A3, VAR, 0.586%, 09/25/36	399
2,375	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	2,374
5,000	American Credit Acceptance Receivables Trust, Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,094
	American Homes 4 Rent Trust,
1,445	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,468
1,250	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,183
	AmeriCredit Automobile Receivables Trust,
3,082	Series 2015-1, Class A3, 1.260%, 11/08/19	3,070
4,580	Series 2015-2, Class A3, 1.270%, 01/08/20	4,554
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
312	Series 2003-5, Class A6, SUB, 4.016%, 04/25/33	317
56	Series 2003-13, Class AF6, SUB, 4.951%, 01/25/34	56
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	709
3,950	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,913
3	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	3
	Bear Stearns Asset-Backed Securities Trust,
381	Series 2003-SD2, Class 2A, VAR, 3.002%, 06/25/43	356
508	Series 2006-SD1, Class A, VAR, 0.806%, 04/25/36	484
	Blue Elephant Loan Trust,
1,929	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	1,926
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,856
702	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	700
10,000	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	9,935
6,455	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	6,461
	CarFinance Capital Auto Trust,
903	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	906

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,499
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,190
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,677
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	3,900
5,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	5,292
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,810
1,070	Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	1,024
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.522%, 10/15/21 (e)	4,550
	Centex Home Equity Loan Trust,
151	Series 2001-B, Class A6, 6.360%, 07/25/32	152
254	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	257
134	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	135
270	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	273
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,872
263	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	259
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (d)	75
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,527
16,886	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.011%, 06/25/40 (e)	2,050
	CPS Auto Receivables Trust,
78	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	78
1,089	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,089
315	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	311
	CPS Auto Trust,
387	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	386
235	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	233

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
78	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	84
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 0.996%, 04/25/34	266
355	Series 2004-1, Class M1, VAR, 1.186%, 03/25/34	338
48	Series 2004-1, Class M2, VAR, 1.261%, 03/25/34	43
1,264	Series 2004-6, Class M1, VAR, 1.336%, 10/25/34	1,189
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	2,885
5,900	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	5,813
	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,642
5,000	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	4,815
383	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	387
	Exeter Automobile Receivables Trust,
227	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	227
214	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	214
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,109
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,485
2,150	Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	2,077
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	6,751
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,983
7,926	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,855
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,887
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	3,808
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,369
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,087

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,581	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 09/15/19	2,588
10,941	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	10,893
661	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	710
	GLC II Trust,
2,161	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	2,129
3,064	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	3,018
	GLC Trust,
3,582	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	3,511
1,791	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	1,746
	GMAT Trust,
582	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	581
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,684
	GO Financial Auto Securitization Trust,
9,400	Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,431
12,610	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	12,531
10,370	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	10,353
151	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	151
5,672	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	5,670
301	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.632%, 11/20/36	300
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,455
	KGS-Alpha SBA COOF Trust,
25,451	Series 2012-2, Class A, IO, VAR, 0.897%, 08/25/38 (e)	732
27,199	Series 2012-4, Class A, IO, VAR, 1.074%, 09/25/37 (e)	1,062
17,828	Series 2013-2, Class A, IO, VAR, 1.620%, 03/25/39 (e)	894
	Long Beach Mortgage Loan Trust,
92	Series 2004-1, Class M3, VAR, 1.486%, 02/25/34	87
2	Series 2004-5, Class M6, VAR, 2.936%, 09/25/34	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	LV Tower 52 Issuer LLC,
9,028	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	8,830
13,994	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	13,243
	MarketPlace Loan Trust,
9,843	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	9,776
2,537	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	2,509
	Mid-State Capital Corp. Trust,
173	Series 2005-1, Class A, 5.745%, 01/15/40	186
4,120	Series 2005-1, Class M1, 6.106%, 01/15/40	4,441
1,967	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,105
2,386	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,495
954	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,012
425	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.686%, 03/25/33	390
2,111	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	2,107
	New Century Home Equity Loan Trust,
780	Series 2003-5, Class AI6, SUB, 5.184%, 11/25/33	802
610	Series 2005-1, Class M1, VAR, 1.111%, 03/25/35	560
10,288	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	10,084
10,150	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,157
	Oak Hill Advisors Residential Loan Trust,
10,146	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	10,049
2,672	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	2,664
6,569	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	6,452
5,257	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,155
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	1,338
9,984	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	10,006

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	OnDeck Asset Securitization Trust LLC,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,395
10,820	Series 2014-1A, Class B, 6.900%, 05/17/18 (e)	10,772
	OneMain Financial Issuance Trust,
9,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	8,985
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,395
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	453
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,882
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,144
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	6,898
3,585	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	3,559
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	5,950
	Oportun Funding II LLC,
4,738	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,738
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,622
515	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.456%, 09/25/34	512
334	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	333
12,444	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	12,284
2,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,739
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	5,885
4,531	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	4,531
	Progress Residential Trust,
10,852	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,601
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	4,722
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,336

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
914	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	906
5,580	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	5,661
	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	9,353
1,307	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,307
944	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 04/16/18	946
261	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.384%, 01/25/36	185
588	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	582
1,449	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.516%, 06/25/37	820
	Springleaf Funding Trust,
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	5,931
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,703
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,761
11	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.526%, 06/25/37	11
3,709	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	3,689
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,352
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 2.680%, 10/15/21 (e)	4,111
	Truman Capital Mortgage Loan Trust,
13,395	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	13,151
5,253	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,184
5,542	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	5,449
6,950	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	6,895
571	Unipac IX LLC, 13.000%, 05/15/16	519

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,639
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,717
6,000	Series 2016-1, Class D, 4.680%, 07/15/20 (e)	5,967
3,750	Series 2016-1, Class E, 7.100%, 05/16/22 (e)	3,727
8,218	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	8,078
3,728	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	3,730
10,467	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	10,453
4,334	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	4,153
7,946	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	7,872
6,833	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	6,724
10,302	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	10,085
7,111	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	7,006
3,127	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	3,083
10,181	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	10,004
4,553	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	4,538
	Westlake Automobile Receivables Trust,
2,321	Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,261
3,260	Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	3,260

	Total Asset-Backed Securities (Cost $617,874)	607,241

Collateralized Mortgage Obligations — 10.8%
	Agency CMO — 8.5%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
81	Series 23, Class KZ, 6.500%, 11/25/23	91
551	Series 24, Class J, 6.250%, 11/25/23	616
95	Series 31, Class Z, 8.000%, 04/25/24	109
	Federal Home Loan Mortgage Corp. REMIC,
5	Series 38, Class D, 9.500%, 05/15/20	5
2	Series 81, Class A, 8.125%, 11/15/20	2
5	Series 84, Class F, 9.200%, 10/15/20	5

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3		Series 109, Class I, 9.100%, 01/15/21	3
1		Series 198, Class Z, 8.500%, 09/15/22	1
57		Series 1316, Class Z, 8.000%, 06/15/22	63
17		Series 1343, Class LB, 7.500%, 08/15/22	19
1		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	7
37		Series 1456, Class Z, 7.500%, 01/15/23	41
245		Series 1543, Class VN, 7.000%, 07/15/23	274
207		Series 1577, Class PV, 6.500%, 09/15/23	228
418		Series 1608, Class L, 6.500%, 09/15/23	476
402		Series 1611, Class Z, 6.500%, 11/15/23	447
354		Series 1628, Class LZ, 6.500%, 12/15/23	389
164		Series 1630, Class PK, 6.000%, 11/15/23	180
474		Series 1671, Class I, 7.000%, 02/15/24	518
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	24
34		Series 1695, Class G, HB, IF, 28.489%, 03/15/24	59
22		Series 1710, Class GB, HB, IF, 42.922%, 04/15/24	41
84		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	22
47		Series 2022, Class PE, 6.500%, 01/15/28	54
324		Series 2033, Class K, 6.050%, 08/15/23	354
253		Series 2036, Class PG, 6.500%, 01/15/28	287
46		Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
779		Series 2091, Class PG, 6.000%, 11/15/28	859
180		Series 2116, Class ZA, 6.000%, 01/15/29	205
51		Series 2148, Class ZA, 6.000%, 04/15/29	59
145		Series 2201, Class C, 8.000%, 11/15/29	167
28		Series 2261, Class ZY, 7.500%, 10/15/30	32
298		Series 2293, Class ZA, 6.000%, 03/15/31	341
—	(h)	Series 2297, Class NB, 6.000%, 03/15/16	—	(h)
43		Series 2310, Class Z, 6.000%, 04/15/31	49
19		Series 2313, Class LA, 6.500%, 05/15/31	22
144		Series 2325, Class JO, PO, 06/15/31	135
438		Series 2330, Class PE, 6.500%, 06/15/31	489
8		Series 2344, Class QG, 6.000%, 08/15/16	8
2		Series 2368, Class TG, 6.000%, 10/15/16	2
28		Series 2394, Class MC, 6.000%, 12/15/16	28
12		Series 2399, Class PG, 6.000%, 01/15/17	12
300		Series 2410, Class QB, 6.250%, 02/15/32	335
1,379		Series 2427, Class GE, 6.000%, 03/15/32	1,572
1,090		Series 2430, Class WF, 6.500%, 03/15/32	1,267
222		Series 2466, Class DH, 6.500%, 06/15/32	254

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
757	Series 2530, Class SK, IF, IO, 7.673%, 06/15/29	183
76	Series 2534, Class SI, HB, IF, 19.950%, 02/15/32	112
597	Series 2543, Class YX, 6.000%, 12/15/32	675
379	Series 2557, Class HL, 5.300%, 01/15/33	423
621	Series 2586, Class IO, IO, 6.500%, 03/15/33	70
188	Series 2594, Class IV, IO, 7.000%, 03/15/32	24
450	Series 2610, Class UI, IO, 6.500%, 05/15/33	77
418	Series 2636, Class Z, 4.500%, 06/15/18	432
41	Series 2643, Class SA, HB, IF, 42.724%, 03/15/32	80
21	Series 2650, Class PO, PO, 12/15/32	21
32	Series 2650, Class SO, PO, 12/15/32	31
219	Series 2656, Class AC, 6.000%, 08/15/33	250
360	Series 2656, Class PE, 4.500%, 07/15/18	370
638	Series 2699, Class W, 5.500%, 11/15/33	700
5	Series 2707, Class KJ, 5.000%, 11/15/18	5
705	Series 2733, Class SB, IF, 7.626%, 10/15/33	791
292	Series 2756, Class NA, 5.000%, 02/15/24	312
82	Series 2764, Class S, IF, 12.683%, 07/15/33	106
198	Series 2801, Class JN, 5.000%, 06/15/33	200
630	Series 2845, Class QH, 5.000%, 08/15/34	692
485	Series 2864, Class NS, IF, IO, 6.673%, 09/15/34	48
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,722
36	Series 2934, Class CI, 5.000%, 01/15/34	37
63	Series 2980, Class QB, 6.500%, 05/15/35	73
521	Series 2989, Class TG, 5.000%, 06/15/25	569
103	Series 2990, Class SL, HB, IF, 22.928%, 06/15/34	146
998	Series 2994, Class SC, IF, IO, 5.173%, 02/15/33	57
249	Series 2995, Class FT, VAR, 0.677%, 05/15/29	248
938	Series 3005, Class ED, 5.000%, 07/15/25	1,019
43	Series 3005, Class PV, IF, 12.058%, 10/15/33	52
299	Series 3028, Class ME, 5.000%, 02/15/34	303
403	Series 3031, Class BN, HB, IF, 20.191%, 08/15/35	688
508	Series 3059, Class B, 5.000%, 02/15/35	517

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
186	Series 3064, Class OG, 5.500%, 06/15/34	192
4	Series 3068, Class AO, PO, 01/15/35	4
276	Series 3117, Class EO, PO, 02/15/36	265
93	Series 3134, Class PO, PO, 03/15/36	88
105	Series 3138, Class PO, PO, 04/15/36	100
496	Series 3152, Class MO, PO, 03/15/36	469
534	Series 3184, Class YO, PO, 03/15/36	509
2,556	Series 3187, Class Z, 5.000%, 07/15/36	2,826
1,063	Series 3201, Class IN, IF, IO, 5.823%, 08/15/36	172
2,001	Series 3202, Class HI, IF, IO, 6.223%, 08/15/36	377
249	Series 3219, Class PD, 6.000%, 11/15/35	254
326	Series 3274, Class B, 6.000%, 02/15/37	359
174	Series 3292, Class DO, PO, 03/15/37	161
861	Series 3305, Class IW, IF, IO, 6.023%, 04/15/37	136
48	Series 3306, Class TB, IF, 3.177%, 04/15/37	51
42	Series 3306, Class TC, IF, 2.637%, 04/15/37	45
112	Series 3331, Class PO, PO, 06/15/37	106
206	Series 3383, Class OP, PO, 11/15/37	196
4,190	Series 3409, Class DB, 6.000%, 01/15/38	4,686
324	Series 3531, Class SM, IF, IO, 5.673%, 05/15/39	39
64	Series 3542, Class TN, IF, 6.000%, 07/15/36	75
230	Series 3546, Class A, VAR, 2.042%, 02/15/39	236
428	Series 3572, Class JS, IF, IO, 6.373%, 09/15/39	65
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,254
1,300	Series 3609, Class SA, IF, IO, 5.913%, 12/15/39	313
455	Series 3610, Class CA, 4.500%, 12/15/39	501
163	Series 3611, Class PO, PO, 07/15/34	155
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,714
361	Series 3653, Class HJ, 5.000%, 04/15/40	400
5,924	Series 3677, Class PB, 4.500%, 05/15/40	6,405
655	Series 3737, Class DG, 5.000%, 10/15/30	715
756	Series 3747, Class HI, IO, 4.500%, 07/15/37	36
756	Series 3827, Class BD, 4.000%, 08/15/39	792
700	Series 3852, Class TP, IF, 5.500%, 05/15/41	792
514	Series 3855, Class AM, 6.500%, 11/15/36	573
430	Series 3890, Class ET, 5.500%, 11/15/23	470

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
3,965	Series 4030, Class IL, IO, 3.500%, 04/15/27	391
4,000	Series 4060, Class TB, 2.500%, 06/15/27	4,015
8,657	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,270
9,931	Series 4374, Class NC, SUB, 1.750%, 02/15/46	10,368
	Federal Home Loan Mortgage Corp. STRIPS,
281	Series 186, Class PO, PO, 08/01/27	236
7,822	Series 262, Class 35, 3.500%, 07/15/42	8,164
3,120	Series 279, Class 35, 3.500%, 09/15/42	3,272
8,813	Series 323, Class 300, 3.000%, 01/15/44	8,997
7,338	Series 334, Class 300, 3.000%, 08/15/44	7,529
663	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 2.929%, 10/25/37	688
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,455
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,831
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	660
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,270
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	15,092
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,355
8,935	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	9,624
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	13,068
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	9,068
1,808	Series 2015-M13, Class A2, VAR, 2.710%, 06/25/25	1,856
20,888	Series 2015-M2, Class A3, VAR, 3.049%, 12/25/24	21,931
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	10,260
21,372	Series 2015-M5, Class A1, VAR, 2.869%, 03/25/25	22,307
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,549
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	12,068
	Federal National Mortgage Association Grantor Trust,
27,154	Series 2001-T12, Class IO, IO, VAR, 0.523%, 08/25/41	558

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
892	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,067
756	Series 2002-T19, Class A1, 6.500%, 07/25/42	882
594	Series 2002-T4, Class A2, 7.000%, 12/25/41	689
1,077	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,272
53,539	Series 2002-T4, Class IO, IO, VAR, 0.413%, 12/25/41	761
524	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	607
368	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	425
437	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	524
7,377	Series 2004-T3, Class 1IO4, IO, VAR, 0.582%, 02/25/44	85
	Federal National Mortgage Association REMIC,
2	Series 1988-13, Class C, 9.300%, 05/25/18	2
21	Series 1989-72, Class E, 9.350%, 10/25/19	22
2	Series 1989-98, Class H, 11.500%, 12/25/19	2
2	Series 1990-1, Class D, 8.800%, 01/25/20	3
2	Series 1990-110, Class H, 8.750%, 09/25/20	2
2	Series 1990-117, Class E, 8.950%, 10/25/20	2
27	Series 1991-141, Class PZ, 8.000%, 10/25/21	30
13	Series 1992-31, Class M, 7.750%, 03/25/22	14
14	Series 1992-79, Class Z, 9.000%, 06/25/22	15
10	Series 1992-101, Class J, 7.500%, 06/25/22	12
150	Series 1992-200, Class SK, HB, IF, 24.135%, 11/25/22	235
11	Series 1993-23, Class PZ, 7.500%, 03/25/23	13
87	Series 1993-56, Class PZ, 7.000%, 05/25/23	97
47	Series 1993-60, Class Z, 7.000%, 05/25/23	52
89	Series 1993-79, Class PL, 7.000%, 06/25/23	98
167	Series 1993-141, Class Z, 7.000%, 08/25/23	184
78	Series 1993-149, Class M, 7.000%, 08/25/23	88

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
204	Series 1993-160, Class ZA, 6.500%, 09/25/23	222
29	Series 1993-165, Class SA, IF, 18.757%, 09/25/23	42
3	Series 1993-205, Class H, PO, 09/25/23	3
26	Series 1993-247, Class SM, HB, IF, 27.934%, 12/25/23	44
31	Series 1993-255, Class E, 7.100%, 12/25/23	34
289	Series 1994-29, Class Z, 6.500%, 02/25/24	325
42	Series 1994-65, Class PK, PO, 04/25/24	40
187	Series 1995-4, Class Z, 7.500%, 10/25/22	209
577	Series 1995-19, Class Z, 6.500%, 11/25/23	662
50	Series 1997-11, Class E, 7.000%, 03/18/27	58
204	Series 1997-20, Class D, 7.000%, 03/17/27	236
21	Series 1997-27, Class J, 7.500%, 04/18/27	23
525	Series 1997-37, Class SM, IF, IO, 7.564%, 12/25/22	73
322	Series 1997-42, Class EG, 8.000%, 07/18/27	370
252	Series 1997-63, Class ZA, 6.500%, 09/18/27	289
306	Series 1998-66, Class FB, VAR, 0.777%, 12/25/28	308
483	Series 1999-47, Class JZ, 8.000%, 09/18/29	554
200	Series 2000-8, Class Z, 7.500%, 02/20/30	240
179	Series 2001-4, Class PC, 7.000%, 03/25/21	193
241	Series 2001-14, Class Z, 6.000%, 05/25/31	275
299	Series 2001-16, Class Z, 6.000%, 05/25/31	343
251	Series 2001-36, Class ST, IF, IO, 8.074%, 11/25/30	71
681	Series 2001-72, Class SB, IF, IO, 7.064%, 12/25/31	138
1,306	Series 2001-81, Class HE, 6.500%, 01/25/32	1,515
101	Series 2002-19, Class SC, IF, 13.422%, 03/17/32	144
25	Series 2002-55, Class QE, 5.500%, 09/25/17	25
1,468	Series 2002-56, Class PE, 6.000%, 09/25/32	1,684
45	Series 2002-63, Class KC, 5.000%, 10/25/17	46
19	Series 2002-73, Class AN, 5.000%, 11/25/17	19
998	Series 2002-86, Class PG, 6.000%, 12/25/32	1,144

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
164	Series 2003-14, Class EH, IF, IO, 7.164%, 03/25/18	9
619	Series 2003-17, Class EQ, 5.500%, 03/25/23	677
144	Series 2003-18, Class GT, 5.000%, 03/25/18	148
700	Series 2003-22, Class Z, 6.000%, 04/25/33	777
816	Series 2003-47, Class PE, 5.750%, 06/25/33	931
144	Series 2003-64, Class KS, IF, 9.095%, 07/25/18	155
60	Series 2003-64, Class SX, IF, 12.685%, 07/25/33	75
16	Series 2003-91, Class SD, IF, 11.774%, 09/25/33	20
28	Series 2004-8, Class GD, 4.500%, 10/25/32	28
265	Series 2004-72, Class F, VAR, 0.936%, 09/25/34	268
36	Series 2005-42, Class PS, IF, 15.911%, 05/25/35	47
24	Series 2005-51, Class MO, PO, 06/25/35	23
1,918	Series 2005-53, Class CS, IF, IO, 6.274%, 06/25/35	467
181	Series 2005-65, Class KO, PO, 08/25/35	166
989	Series 2005-72, Class WS, IF, IO, 6.314%, 08/25/35	169
383	Series 2005-84, Class XM, 5.750%, 10/25/35	418
149	Series 2005-90, Class ES, IF, 15.786%, 10/25/35	204
847	Series 2005-97, Class B, 5.500%, 11/25/35	879
153	Series 2005-106, Class US, HB, IF, 22.969%, 11/25/35	235
22	Series 2005-116, Class PB, 6.000%, 04/25/34	23
661	Series 2006-9, Class KZ, 6.000%, 03/25/36	750
606	Series 2006-20, Class IB, IF, IO, 6.154%, 04/25/36	105
313	Series 2006-22, Class AO, PO, 04/25/36	275
1,690	Series 2006-27, Class OB, PO, 04/25/36	1,508
197	Series 2006-27, Class OH, PO, 04/25/36	184
130	Series 2006-59, Class QO, PO, 01/25/33	128
116	Series 2006-61, Class AP, 6.000%, 08/25/35	120
801	Series 2006-77, Class PC, 6.500%, 08/25/36	923
345	Series 2006-110, Class PO, PO, 11/25/36	327

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
181	Series 2006-114, Class HD, 5.500%, 10/25/35	184
267	Series 2006-128, Class PO, PO, 01/25/37	256
277	Series 2007-10, Class Z, 6.000%, 02/25/37	303
273	Series 2007-22, Class SC, IF, IO, 5.654%, 03/25/37	47
9,605	Series 2007-54, Class IB, IF, IO, 5.974%, 06/25/37	1,450
133	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	18
326	Series 2007-71, Class GZ, 6.000%, 07/25/47	361
4,699	Series 2007-109, Class YI, IF, IO, 6.024%, 12/25/37	764
1,691	Series 2008-62, Class SM, IF, IO, 5.764%, 07/25/38	234
2,072	Series 2008-91, Class SI, IF, IO, 5.564%, 03/25/38	269
329	Series 2008-93, Class AM, 5.500%, 06/25/37	350
126	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	4
210	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	12
540	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	29
789	Series 2009-29, Class LA, VAR, 1.617%, 05/25/39	754
733	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	104
2,155	Series 2009-89, Class A1, 5.410%, 05/25/35	2,273
1,270	Series 2009-112, Class ST, IF, IO, 5.814%, 01/25/40	211
835	Series 2009-112, Class SW, IF, IO, 5.814%, 01/25/40	139
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,604
1,801	Series 2010-35, Class SB, IF, IO, 5.994%, 04/25/40	233
280	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	13
566	Series 2010-49, Class SC, IF, 11.788%, 03/25/40	679
1,961	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	341
363	Series 2010-111, Class AE, 5.500%, 04/25/38	378

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
627	Series 2011-19, Class ZY, 6.500%, 07/25/36	723
816	Series 2011-22, Class MA, 6.500%, 04/25/38	904
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,813
5,422	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	580
10,382	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,404
16,852	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,477
14	Series G-29, Class O, 8.500%, 09/25/21	15
5	Series G92-30, Class Z, 7.000%, 06/25/22	5
15	Series G92-62, Class B, PO, 10/25/22	14
	Federal National Mortgage Association REMIC Trust,
427	Series 2001-W3, Class A, VAR, 6.780%, 09/25/41	487
5,540	Series 2002-W10, Class IO, IO, VAR, 0.937%, 08/25/42	98
10,657	Series 2002-W7, Class IO1, IO, VAR, 0.926%, 06/25/29	326
176	Series 2003-W4, Class 2A, VAR, 6.336%, 10/25/42	207
22,227	Series 2004-W11, Class 1IO1, IO, VAR, 0.361%, 05/25/44	300
441	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	452
	Federal National Mortgage Association STRIPS,
1,424	Series 203, Class 2, IO, 8.000%, 02/25/23	280
236	Series 266, Class 2, IO, 7.500%, 08/25/24	34
1,444	Series 313, Class 1, PO, 06/25/31	1,315
219	Series 348, Class 30, IO, 5.500%, 12/25/18	12
208	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	11
220	Series 356, Class 42, IO, 5.500%, 12/25/19	15
410	Series 380, Class S36, IF, IO, 7.464%, 07/25/37	95
250	Series 383, Class 68, IO, 6.500%, 09/25/37	50
363	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	73
128	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	30
	Federal National Mortgage Association Trust,
21	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	24

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
281	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	319
468	Series 2004-W2, Class 1A, 6.000%, 02/25/44	514
131	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	154
339	Series 2004-W8, Class 3A, 7.500%, 06/25/44	402
692	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	816
524	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	603
	Government National Mortgage Association,
81	Series 1997-7, Class ZA, 9.000%, 05/16/27	93
12	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	15
167	Series 2000-9, Class Z, 8.000%, 06/20/30	200
1,359	Series 2002-4, Class TD, 7.000%, 01/20/32	1,633
817	Series 2002-13, Class QA, IF, IO, 7.620%, 02/16/32	199
24	Series 2002-47, Class HM, 6.000%, 07/16/32	28
2,415	Series 2002-68, Class SC, IF, IO, 5.270%, 10/16/32	431
1,163	Series 2002-84, Class PH, 6.000%, 11/16/32	1,328
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,322
133	Series 2003-52, Class SB, IF, 10.797%, 06/16/33	172
333	Series 2003-79, Class PV, 5.500%, 10/20/23	339
2,144	Series 2003-101, Class SK, IF, IO, 6.130%, 10/17/33	468
240	Series 2004-2, Class SA, IF, 18.971%, 01/16/34	448
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,299
24	Series 2004-73, Class AE, IF, 13.967%, 08/17/34	30
1,195	Series 2004-86, Class SP, IF, IO, 5.668%, 09/20/34	172
867	Series 2004-90, Class SI, IF, IO, 5.668%, 10/20/34	142
1,867	Series 2004-105, Class SN, IF, IO, 5.668%, 12/20/34	287
144	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	31

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,513	Series 2006-23, Class S, IF, IO, 6.068%, 01/20/36	122
1,550	Series 2006-26, Class S, IF, IO, 6.068%, 06/20/36	310
404	Series 2006-33, Class PK, 6.000%, 07/20/36	469
2,126	Series 2007-7, Class EI, IF, IO, 5.768%, 02/20/37	363
1,071	Series 2007-9, Class CI, IF, IO, 5.768%, 03/20/37	188
1,651	Series 2007-16, Class KU, IF, IO, 6.218%, 04/20/37	300
151	Series 2007-17, Class JO, PO, 04/16/37	144
1,093	Series 2007-22, Class PK, 5.500%, 04/20/37	1,277
2,142	Series 2007-24, Class SA, IF, IO, 6.078%, 05/20/37	398
506	Series 2007-26, Class SC, IF, IO, 5.768%, 05/20/37	94
424	Series 2007-67, Class SI, IF, IO, 6.078%, 11/20/37	77
94	Series 2008-29, Class PO, PO, 02/17/33	90
226	Series 2008-34, Class OC, PO, 06/20/37	189
797	Series 2008-40, Class PS, IF, IO, 6.069%, 05/16/38	134
1,513	Series 2008-40, Class SA, IF, IO, 5.970%, 05/16/38	287
58	Series 2008-43, Class NA, 5.500%, 11/20/37	60
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,900
3,312	Series 2008-50, Class SA, IF, IO, 5.798%, 06/20/38	539
2,282	Series 2008-55, Class PL, 5.500%, 06/20/38	2,564
1,055	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	192
2,031	Series 2009-16, Class SJ, IF, IO, 6.368%, 05/20/37	371
942	Series 2009-72, Class SM, IF, IO, 5.820%, 08/16/39	152
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	73
1,235	Series 2009-77, Class CS, IF, IO, 6.570%, 06/16/38	135
363	Series 2009-79, Class OK, PO, 11/16/37	327
303	Series 2009-81, Class A, 5.750%, 09/20/36	337

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
954	Series 2009-106, Class XL, IF, IO, 6.318%, 06/20/37	127
1,176	Series 2010-4, Class SB, IF, IO, 6.069%, 08/16/39	106
124	Series 2010-14, Class QP, 6.000%, 12/20/39	129
548	Series 2010-31, Class SK, IF, IO, 5.668%, 11/20/34	89
3,241	Series 2010-61, Class PC, 4.500%, 02/20/37	3,305
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,523
928	Series 2010-157, Class OP, PO, 12/20/40	824
9,942	Series 2012-H11, Class FA, VAR, 1.130%, 02/20/62	9,916
2,575	Series 2012-H18, Class FA, VAR, 0.980%, 08/20/62	2,556
4,897	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,904
8,220	Series 2013-H20, Class FB, VAR, 1.430%, 08/20/63	8,295
9,807	Series 2013-H23, Class FA, VAR, 1.730%, 09/20/63	10,016
9,624	Series 2015-H02, Class HA, 2.500%, 01/20/65	9,659
12,061	Series 2015-H04, Class FL, VAR, 0.721%, 02/20/65	11,930
9,280	Series 2015-H23, Class FB, VAR, 0.950%, 09/20/65	9,163
7,979	Series 2015-H32, Class FH, VAR, 1.090%, 12/20/65	7,927
162	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	164
	Vendee Mortgage Trust,
616	Series 1996-2, Class 1Z, 6.750%, 06/15/26	711
1,615	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,944
224	Series 1999-1, Class 2Z, 6.500%, 01/15/29	258

		405,990

	Non-Agency CMO — 2.3%
142	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.666%, 09/25/35	135
1,232	Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,221
	Alternative Loan Trust,
108	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	110
1,099	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,102

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
541		Series 2005-23CB, Class A2, 5.500%, 07/25/35	521
2,755		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,490
955		Series 2005-86CB, Class A11, 5.500%, 02/25/36	854
55		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	54
255		Series 2006-26CB, Class A9, 6.500%, 09/25/36	218
		American General Mortgage Loan Trust,
223		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	230
191		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	191
300		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	305
		Angel Oak Mortgage Trust LLC,
8,130		Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	8,121
800		Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	796
		Banc of America Alternative Loan Trust,
284		Series 2003-11, Class 2A1, 6.000%, 01/25/34	291
546		Series 2004-1, Class 1A1, 6.000%, 02/25/34	578
171		Series 2004-6, Class 4A1, 5.000%, 07/25/19	174
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,397
136		Series 2005-7, Class 30PO, PO, 11/25/35	109
705		Series 2005-E, Class 4A1, VAR, 2.866%, 03/20/35	694
		Banc of America Mortgage Trust,
401		Series 2003-3, Class 1A7, 5.500%, 05/25/33	408
175		Series 2003-4, Class 1B1, 5.500%, 06/25/33	166
48		Series 2003-7, Class A2, 4.750%, 09/25/18	48
81		Series 2004-2, Class 2A4, 5.500%, 03/25/34	79
146		Series 2004-5, Class 3A3, 5.000%, 06/25/19	147
42		Series 2004-5, Class 4A1, 4.750%, 06/25/19	42
41		Series 2004-8, Class XPO, PO, 10/25/34	35
—	(h)	Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
327	Series 2004-F, Class 1A1, VAR, 2.680%, 07/25/34	330
34	Series 2005-1, Class 15PO, PO, 02/25/20	31
286	Series 2005-1, Class 1A17, 5.500%, 02/25/35	263
182	Series 2005-1, Class 2A1, 5.000%, 02/25/20	185
34	Series 2005-10, Class 15PO, PO, 11/25/20	30
34	Series 2005-11, Class 15PO, PO, 12/25/20	32
	BCAP LLC Trust,
94	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	98
199	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	200
17	Series 2010-RR8, Class 3A3, VAR, 2.746%, 05/26/35 (e)	17
1,055	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,061
3,934	Series 2015-RR4, Class 1A1, VAR, 1.424%, 09/11/38 (e)	3,699
156	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.543%, 10/25/33	152
3	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.319%, 03/25/31	3
2,260	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.716%, 07/25/37	2,184
	CHL Mortgage Pass-Through Trust,
315	Series 2004-3, Class A25, 5.750%, 04/25/34	318
175	Series 2004-4, Class A13, 5.250%, 05/25/34	175
418	Series 2004-5, Class 2A9, 5.250%, 05/25/34	419
258	Series 2004-8, Class 2A1, 4.500%, 06/25/19	263
177	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	179
698	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	706
723	Series 2005-22, Class 2A1, VAR, 2.716%, 11/25/35	609
80	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	82
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,367
162	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	162

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
170	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	172
	Citigroup Mortgage Loan Trust, Inc.,
8	Series 2003-UST1, Class PO3, PO, 12/25/18	8
167	Series 2004-HYB4, Class AA, VAR, 0.766%, 12/25/34	145
257	Series 2004-UST1, Class A3, VAR, 2.330%, 08/25/34	255
	Credit Suisse First Boston Mortgage Securities Corp.,
118	Series 2003-29, Class 8A1, 6.000%, 11/25/18	122
1,077	Series 2004-4, Class 5A4, IF, IO, 7.114%, 08/25/34	135
387	Series 2005-1, Class 1A16, 5.500%, 02/25/35	392
65	Series 2005-7, Class 5A1, 4.750%, 08/25/20	65
301	Series 2005-10, Class 10A4, 6.000%, 11/25/35	193
530	Series 2005-10, Class 6A13, 5.500%, 11/25/35	443
150	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	152
	CSMC Trust,
473	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	473
2,875	Series 2010-11R, Class A6, VAR, 1.439%, 06/28/47 (e)	2,724
64	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	46
357	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	359
42	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	42
643	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.418%, 09/25/34	621
	First Horizon Mortgage Pass-Through Trust,
532	Series 2004-AR6, Class 2A1, VAR, 2.799%, 12/25/34	529
209	Series 2004-AR7, Class 2A2, VAR, 2.739%, 02/25/35	208
	GMACM Mortgage Loan Trust,
215	Series 2003-J10, Class A1, 4.750%, 01/25/19	214

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
168	Series 2004-J5, Class A7, 6.500%, 01/25/35	174
349	Series 2005-AR3, Class 3A4, VAR, 2.976%, 06/19/35	339
	GSR Mortgage Loan Trust,
198	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	201
340	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	349
339	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	360
211	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	217
59	Series 2005-5F, Class 8A1, VAR, 0.936%, 06/25/35	56
34	Series 2005-5F, Class 8A3, VAR, 0.936%, 06/25/35	33
310	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	291
2,579	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,527
	Impac CMB Trust,
817	Series 2004-10, Class 3A1, VAR, 1.136%, 03/25/35	731
505	Series 2004-10, Class 3A2, VAR, 1.236%, 03/25/35	435
14	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	14
	JP Morgan Mortgage Trust,
691	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	689
773	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	777
380	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	380
637	Series 2006-A2, Class 4A1, VAR, 2.716%, 08/25/34	637
457	Series 2006-A2, Class 5A3, VAR, 2.682%, 11/25/33	458
157	Series 2007-A1, Class 5A2, VAR, 2.826%, 07/25/35	158
41	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	40
147	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.781%, 04/21/34	147

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	MASTR Alternative Loan Trust,
121	Series 2003-7, Class 4A3, 8.000%, 11/25/18	125
114	Series 2003-8, Class 3A1, 5.500%, 12/25/33	119
151	Series 2003-9, Class 5A1, 4.500%, 12/25/18	151
708	Series 2004-6, Class 6A1, 6.500%, 07/25/34	723
672	Series 2004-6, Class 7A1, 6.000%, 07/25/34	673
86	Series 2004-7, Class 30PO, PO, 08/25/34	66
56	Series 2004-7, Class 3A1, 6.500%, 08/25/34	58
210	Series 2004-8, Class 6A1, 5.500%, 09/25/19	214
308	Series 2004-10, Class 1A1, 4.500%, 09/25/19	309
88	Series 2004-11, Class 8A3, 5.500%, 10/25/19	88
16	Series 2005-1, Class 5A1, 5.500%, 01/25/20	17
	MASTR Asset Securitization Trust,
25	Series 2003-6, Class 8A1, 5.500%, 07/25/33	25
111	Series 2003-10, Class 3A1, 5.500%, 11/25/33	110
21	Series 2003-11, Class 10A1, 5.000%, 12/25/18	21
46	Series 2003-11, Class 3A1, 4.500%, 12/25/18	47
15	Series 2004-6, Class 15PO, PO, 07/25/19	15
125	Series 2004-6, Class 3A1, 5.250%, 07/25/19	126
71	Series 2004-6, Class 4A1, 5.000%, 07/25/19	71
19	Series 2004-8, Class PO, PO, 08/25/19	18
40	Series 2004-10, Class 1A1, 4.500%, 10/25/19	40
393	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	424
99	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	78
	Merrill Lynch Mortgage Investors Trust,
383	Series 2004-C, Class A2, VAR, 1.427%, 07/25/29	362
488	Series 2004-D, Class A3, VAR, 2.279%, 09/25/29	483

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	Morgan Stanley Mortgage Loan Trust,
592	Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	619
282	Series 2004-7AR, Class 2A6, VAR, 2.581%, 09/25/34	275
	MortgageIT Trust,
3,469	Series 2004-2, Class A1, VAR, 1.176%, 12/25/34	3,309
237	Series 2005-1, Class 1A1, VAR, 1.076%, 02/25/35	224
204	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	207
118	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.607%, 02/25/35	117
5,730	Opteum Mortgage Acceptance Corp. Asset- Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 0.756%, 04/25/35	5,553
583	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	589
280	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	293
	RALI Trust,
154	Series 2003-QS14, Class A1, 5.000%, 07/25/18	155
1,885	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,946
323	Series 2004-QS3, Class CB, 5.000%, 03/25/19	321
3,269	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,033
	Residential Asset Securitization Trust,
191	Series 2003-A8, Class A1, 3.750%, 10/25/18	191
203	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	174
	RFMSI Trust,
97	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	97
265	Series 2005-SA4, Class 1A1, VAR, 2.842%, 09/25/35	219
2,038	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,864
53	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	53
971	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.610%, 09/20/34	928

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Springleaf Mortgage Loan Trust,
998	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	994
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,071
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,097
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,082
	Structured Adjustable Rate Mortgage Loan Trust,
424	Series 2004-14, Class 1A, VAR, 2.596%, 10/25/34	426
24	Series 2005-5, Class A1, VAR, 0.666%, 05/25/35	24
11	Series 2005-5, Class A2, VAR, 0.666%, 05/25/35	12
	Structured Asset Securities Corp.,
1,695	Series 2003-37A, Class 1A, VAR, 2.730%, 12/25/33	1,665
246	Series 2003-37A, Class 2A, VAR, 4.422%, 12/25/33	245
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,900	Series 2003-26A, Class 3A5, VAR, 2.592%, 09/25/33	2,776
291	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	297
148	Series 2004-7, Class 2A1, VAR, 5.487%, 05/25/24	151
	WaMu Mortgage Pass-Through Certificates Trust,
31	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	31
387	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	393
257	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	258
1	Series 2003-S4, Class 3A, 5.500%, 06/25/33	2
902	Series 2004-AR11, Class A, VAR, 2.553%, 10/25/34	904
114	Series 2004-AR3, Class A1, VAR, 2.470%, 06/25/34	114
1,052	Series 2004-AR3, Class A2, VAR, 2.470%, 06/25/34	1,056
152	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	155

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
161	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	167
949	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	989
111	Series 2005-AR2, Class 2A21, VAR, 0.766%, 01/25/45	101
1,050	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	975
612	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	639
83	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	82
	Wells Fargo Mortgage-Backed Securities Trust,
433	Series 2003-D, Class A1, VAR, 2.675%, 02/25/33	426
196	Series 2003-M, Class A1, VAR, 2.786%, 12/25/33	196
132	Series 2004-B, Class A1, VAR, 2.720%, 02/25/34	131
157	Series 2004-DD, Class 2A8, VAR, 2.833%, 01/25/35	147
163	Series 2004-EE, Class 3A1, VAR, 2.717%, 12/25/34	163
225	Series 2004-EE, Class 3A2, VAR, 2.717%, 12/25/34	225
484	Series 2004-K, Class 1A2, VAR, 2.744%, 07/25/34	481
53	Series 2004-Q, Class 1A3, VAR, 2.740%, 09/25/34	53
177	Series 2004-Q, Class 2A2, VAR, 2.740%, 09/25/34	174
741	Series 2004-U, Class A1, VAR, 2.761%, 10/25/34	733
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,181
716	Series 2005-AR16, Class 2A1, VAR, 2.854%, 02/25/34	718
3,671	Series 2005-AR3, Class 1A1, VAR, 2.764%, 03/25/35	3,656

		106,912

	Total Collateralized Mortgage Obligations (Cost $500,363)	512,902

Commercial Mortgage-Backed Securities — 5.8%
	A10 Securitization LLC,
185	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	185

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,976
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,650
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,910
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	953
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	6,009
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,117
3,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.830%, 08/15/31 (e)	3,169
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,031
	Banc of America Commercial Mortgage Trust,
2,574	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,576
3,052	Series 2006-5, Class A4, 5.414%, 09/10/47	3,076
4,000	Series 2007-2, Class AM, VAR, 5.649%, 04/10/49	4,100
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
423	Series 2005-1, Class AJ, VAR, 5.338%, 11/10/42	423
153	Series 2005-3, Class AM, 4.727%, 07/10/43	152
407	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.590%, 06/24/50 (e)	416
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	9,853
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,093
	Bear Stearns Commercial Mortgage Securities Trust,
21	Series 2006-PW12, Class A4, VAR, 5.749%, 09/11/38	21
215	Series 2006-T24, Class A4, 5.537%, 10/12/41	217
4,000	Series 2007-PW16, Class AM, VAR, 5.721%, 06/11/40	4,129
5,700	Series 2007-PW17, Class AMFL, VAR, 1.117%, 06/11/50 (e)	5,447
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 3.927%, 03/10/33 (e)	4,420

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

17,575	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.099%, 05/15/35	329
52,919	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.354%, 12/11/49 (e)	173
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.574%, 12/15/47 (e)	5,045
2,650	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, VAR, 1.477%, 06/15/33 (e)	2,560
	COBALT CMBS Commercial Mortgage Trust,
2,752	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,785
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,419
	COMM Mortgage Trust,
1,789	Series 2012-CR2, Class XA, IO, VAR, 1.800%, 08/15/45	152
7,000	Series 2013-CR9, Class D, VAR, 4.254%, 07/10/45 (e)	5,821
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,279
4,850	Series 2014-KYO, Class A, VAR, 1.329%, 06/11/27 (e)	4,730
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/55	8,393
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,193
7,402	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.877%, 07/10/38	7,406
117,623	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.074%, 01/15/49 (e)	123
1,024	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	1,032
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	12,863
16,819	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.356%, 07/10/44 (e)	593
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	16,255
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,704
13,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	14,378
3,791	Series K052, Class A2, 3.151%, 11/25/25	3,995

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
71,232	Series K708, Class X1, IO, VAR, 1.466%, 01/25/19	2,636
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	782
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, VAR, 5.313%, 08/10/44 (e)	4,654
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	795
	JP Morgan Chase Commercial Mortgage Securities Trust,
347	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	346
30,947	Series 2005-CB11, Class X1, IO, VAR, 0.045%, 08/12/37 (e)	39
39,069	Series 2005-LDP5, Class X1, IO, VAR, 0.100%, 12/15/44 (e)	47
49,820	Series 2006-CB15, Class X1, IO, VAR, 0.271%, 06/12/43	47
1,037	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,051
573	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	573
12,993	Series 2006-LDP8, Class X, IO, VAR, 0.505%, 05/15/45	24
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,982
8,531	Series 2010-C2, Class XA, IO, VAR, 1.682%, 11/15/43 (e)	431
	LB-UBS Commercial Mortgage Trust,
554	Series 2006-C4, Class A4, VAR, 5.852%, 06/15/38	555
547	Series 2006-C6, Class A4, 5.372%, 09/15/39	552
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,101
4,546	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,636
2,830	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	2,982
128	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.757%, 05/12/39	127
	ML-CFC Commercial Mortgage Trust,
203	Series 2006-4, Class A3, 5.172%, 12/12/49	205
78,180	Series 2006-4, Class XC, IO, VAR, 0.612%, 12/12/49 (e)	304
10,703	Series 2007-9, Class A4, 5.700%, 09/12/49	11,123
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,627

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	2,981
1,575	Series 2006-T23, Class AM, VAR, 5.866%, 08/12/41	1,587
69,091	Series 2007-HQ11, Class X, IO, VAR, 0.208%, 02/12/44 (e)	114
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	738
	Morgan Stanley Re-REMIC Trust,
1,749	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,733
427	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	425
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,376
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.436%, 08/25/29 (e)	2,829
3,451	PFP Ltd., (Cayman Islands), Series 2015-2, Class D, VAR, 4.429%, 07/14/34 (e)	3,453
	RAIT Trust,
4,904	Series 2014-FL3, Class B, VAR, 3.077%, 12/15/31 (e)	4,794
1,885	Series 2015-FL5, Class B, VAR, 4.327%, 01/15/31 (e)	1,880
833	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	840
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.534%, 05/10/45 (e)	9,223
8,415	Series 2012-C1, Class XA, IO, VAR, 2.178%, 05/10/45 (e)	820
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,266
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,648
16,602	Series 2012-C2, Class XA, IO, VAR, 1.664%, 05/10/63 (e)	1,014
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,320
	Wachovia Bank Commercial Mortgage Trust,
101	Series 2004-C11, Class A5, VAR, 5.170%, 01/15/41	101
1,705	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	1,703
64,798	Series 2007-C30, Class XC, IO, VAR, 0.338%, 12/15/43 (e)	187
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	7,903

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
168	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	168
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,720
6,640	Series 2013-C11, Class D, VAR, 4.179%, 03/15/45 (e)	5,656

	Total Commercial Mortgage-Backed Securities (Cost $284,831)	278,249

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
104	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
266	Upstate New York Power Producers, Inc., HB, 20.000%, (PIK), 06/15/17 (e) (v)	511

	Total Convertible Bonds (Cost $370)	511

Corporate Bonds — 27.4%
	Consumer Discretionary — 3.6%
	Auto Components — 0.3%
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	302
1,425	6.625%, 10/15/22	1,443
47	Dana Holding Corp., 6.750%, 02/15/21	48
	Goodyear Tire & Rubber Co. (The),
570	5.125%, 11/15/23	586
575	6.500%, 03/01/21	605
1,175	7.000%, 05/15/22	1,257
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	1,878
1,000	5.875%, 02/01/22	873
2,015	6.000%, 08/01/20	1,874
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	322
1,180	4.950%, 07/02/64	1,047
890	5.700%, 03/01/41	920
250	MPG Holdco I, Inc., 7.375%, 10/15/22	236
1,748	Tenneco, Inc., 5.375%, 12/15/24	1,809
	ZF North America Capital, Inc.,
1,189	4.000%, 04/29/20 (e)	1,197
576	4.500%, 04/29/22 (e)	568
841	4.750%, 04/29/25 (e)	803

		15,768

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Automobiles — 0.3%
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,505
560	8.500%, 01/18/31	838
	Fiat Chrysler Automobiles N.V., (Netherlands),
1,470	4.500%, 04/15/20	1,448
708	5.250%, 04/15/23	669
3,500	Ford Motor Co., 6.625%, 10/01/28	4,008
	General Motors Co.,
1,425	5.000%, 04/01/35	1,248
1,425	5.200%, 04/01/45	1,231
595	6.600%, 04/01/36	616
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,014
657	4.250%, 11/15/19 (e)	660
150	5.625%, 02/01/23 (e)	151
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (d)	—	(h)
385	6.250%, 07/15/33 (d)	—	(h)
21	7.250%, 04/15/41 (d)	—	(h)
1	7.250%, 07/15/41 (d)	—	(h)
42	7.250%, 02/15/52 (d)	—	(h)
55	7.375%, 05/15/48 (d)	—	(h)
1	7.375%, 10/01/51 (d)	—	(h)
2,500	7.700%, 04/15/16 (d)	—	(h)

		13,388

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	416

	Diversified Consumer Services — 0.1%
	Service Corp. International,
725	5.375%, 05/15/24	771
963	7.625%, 10/01/18	1,074
2,300	8.000%, 11/15/21	2,680

		4,525

	Hotels, Restaurants & Leisure — 0.4%
250	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 4.625%, 01/15/22 (e)	254
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	275
850	Choice Hotels International, Inc., 5.750%, 07/01/22	896
565	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	342

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
1,505	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	1,482
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	446
	MGM Resorts International,
50	5.250%, 03/31/20	51
1,805	6.000%, 03/15/23	1,850
2,495	6.625%, 12/15/21	2,651
280	6.750%, 10/01/20	299
65	8.625%, 02/01/19	74
825	11.375%, 03/01/18	949
202	Real Mex Restaurants, Inc., 7.000%, 03/21/16	166
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	573
	Sabre GLBL, Inc.,
190	5.250%, 11/15/23 (e)	193
408	5.375%, 04/15/23 (e)	411
1,465	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,425
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	498
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	895
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	899
1,573	Starbucks Corp., 2.700%, 06/15/22	1,620
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
925	5.375%, 03/15/22	923
1,290	5.500%, 03/01/25 (e)	1,232

		18,404

	Household Durables — 0.3%
679	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	567
	CalAtlantic Group, Inc.,
207	5.875%, 11/15/24	217
790	8.375%, 01/15/21	900
166	10.750%, 09/15/16	173
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	997
600	4.750%, 02/15/23	593
	Lennar Corp.,
1,618	4.500%, 06/15/19	1,663

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — continued
286	4.500%, 11/15/19	295
500	4.750%, 11/15/22	494
1,250	4.750%, 05/30/25	1,209
270	6.950%, 06/01/18	289
1,015	Series B, 12.250%, 06/01/17	1,129
595	M/I Homes, Inc., 6.750%, 01/15/21	576
565	Meritage Homes Corp., 7.000%, 04/01/22	586
1,565	PulteGroup, Inc., 5.500%, 03/01/26	1,583
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	405
521	4.875%, 11/15/25	505
879	5.875%, 02/15/22	919
324	WCI Communities, Inc., 6.875%, 08/15/21	326

		13,426

	Internet & Catalog Retail — 0.1%
1,523	Amazon.com, Inc., 4.800%, 12/05/34	1,645
299	Netflix, Inc., 5.750%, 03/01/24	314
	QVC, Inc.,
1,000	4.450%, 02/15/25	935
170	5.125%, 07/02/22	173

		3,067

	Media — 1.6%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	699
800	7.750%, 01/20/24	968
200	7.850%, 03/01/39	259
147	8.875%, 04/26/23	195
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	7
1,746	Cablevision Systems Corp., 8.000%, 04/15/20	1,641
1,178	CBS Corp., 3.700%, 08/15/24	1,173
	CCO Safari II LLC,
2,871	4.464%, 07/23/22 (e)	2,915
242	4.908%, 07/23/25 (e)	248
4,510	6.384%, 10/23/35 (e)	4,711
2,480	CCOH Safari LLC, 5.750%, 02/15/26 (e)	2,487
216	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	196
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	336
	Comcast Corp.,
2,819	4.200%, 08/15/34	2,875
2,405	4.600%, 08/15/45	2,541
240	6.300%, 11/15/17	259

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
435	6.500%, 11/15/35	548
177	6.550%, 07/01/39	229
1,516	CSC Holdings LLC, 6.750%, 11/15/21	1,539
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	3.800%, 03/15/22	544
2,202	3.950%, 01/15/25	2,238
580	6.000%, 08/15/40	602
946	Discovery Communications LLC, 4.950%, 05/15/42	752
	DISH DBS Corp.,
290	5.000%, 03/15/23	257
167	5.875%, 07/15/22	160
172	5.875%, 11/15/24	154
9,006	6.750%, 06/01/21	9,175
2,511	7.875%, 09/01/19	2,720
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,289
	iHeartCommunications, Inc.,
890	9.000%, 12/15/19	628
950	9.000%, 03/01/21	647
1,250	Lamar Media Corp., 5.000%, 05/01/23	1,262
470	Liberty Interactive LLC, 8.250%, 02/01/30	463
810	NBCUniversal Media LLC, 5.950%, 04/01/41	981
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	673
2,352	5.000%, 04/15/22 (e)	2,381
	Numericable-SFR S.A., (France),
242	4.875%, 05/15/19 (e)	242
1,008	6.000%, 05/15/22 (e)	998
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
595	5.250%, 02/15/22	608
785	5.625%, 02/15/24	817
265	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,036
3,290	5.375%, 04/15/25 (e)	3,282
565	5.875%, 10/01/20 (e)	590
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,028
	TEGNA, Inc.,
295	4.875%, 09/15/21 (e)	303
1,184	5.125%, 07/15/20	1,237
585	5.500%, 09/15/24 (e)	600
1,550	6.375%, 10/15/23	1,662

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,059
280	4.700%, 10/15/19	302
200	6.500%, 07/15/18	220
884	Time Warner Cable, Inc., 7.300%, 07/01/38	933
660	Time Warner Cos., Inc., 7.570%, 02/01/24	803
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,206
	Time Warner, Inc.,
2,640	3.600%, 07/15/25	2,595
182	5.375%, 10/15/41	170
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
755	5.000%, 01/15/25 (e)	757
900	5.500%, 01/15/23 (e)	943
	Univision Communications, Inc.,
200	5.125%, 05/15/23 (e)	199
500	5.125%, 02/15/25 (e)	489
700	6.750%, 09/15/22 (e)	743
70	Viacom, Inc., 4.375%, 03/15/43	48
	Videotron Ltd., (Canada),
2,622	5.375%, 06/15/24 (e)	2,661
500	Walt Disney Co. (The), Series B, 5.875%, 12/15/17	541

		77,824

	Multiline Retail — 0.1%
1,282	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	1,364
2,000	Kohl’s Corp., 5.550%, 07/17/45	1,763

		3,127

	Specialty Retail — 0.4%
220	AutoNation, Inc., 5.500%, 02/01/20	238
2,000	Caleres, Inc., 6.250%, 08/15/23	1,980
747	Claire’s Stores, Inc., 8.875%, 03/15/19	112
500	CST Brands, Inc., 5.000%, 05/01/23	495
410	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	384
	Home Depot, Inc. (The),
1,000	2.000%, 06/15/19	1,019
734	2.625%, 06/01/22	746
751	3.000%, 04/01/26	777
	L Brands, Inc.,
400	5.625%, 02/15/22	430
3,500	5.625%, 10/15/23	3,727
625	6.875%, 11/01/35 (e)	664
500	8.500%, 06/15/19	586

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — continued
	Lowe’s Cos., Inc.,
590	3.125%, 09/15/24	607
1,262	3.375%, 09/15/25	1,325
116	5.125%, 11/15/41	132
951	Series B, 7.110%, 05/15/37	1,272
660	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	673
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	446
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	523
817	5.625%, 12/01/25	850
1,000	5.750%, 06/01/22	1,052

		18,038

	Textiles, Apparel & Luxury Goods — 0.0% (g)
470	Levi Strauss & Co., 5.000%, 05/01/25	470
1,329	PVH Corp., 4.500%, 12/15/22	1,336

		1,806

	Total Consumer Discretionary	169,789

	Consumer Staples — 1.5%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	349
550	5.750%, 04/01/36	632
280	7.550%, 10/01/30	379
	Anheuser-Busch InBev Finance, Inc.,
2,551	3.300%, 02/01/23	2,621
1,225	3.700%, 02/01/24	1,296
3,990	4.700%, 02/01/36	4,183
5,415	4.900%, 02/01/46	5,803
	Anheuser-Busch InBev Worldwide, Inc.,
410	5.375%, 01/15/20	457
50	7.750%, 01/15/19	58
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	622
216	4.250%, 05/01/23	224
396	4.750%, 11/15/24	415
932	4.750%, 12/01/25	974
1,165	6.000%, 05/01/22	1,310
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,388
365	8.000%, 09/15/22	469
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	646

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Beverages — continued
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	676
	PepsiCo, Inc.,
572	3.000%, 08/25/21	600
1,845	3.500%, 07/17/25	1,962
730	4.450%, 04/14/46	783
70	7.900%, 11/01/18	81

		25,928

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
1,659	3.500%, 07/20/22	1,732
2,264	4.875%, 07/20/35	2,432
3,830	5.125%, 07/20/45	4,297
68	5.750%, 06/01/17	72
1,780	Ingles Markets, Inc., 5.750%, 06/15/23	1,789
	Kroger Co. (The),
215	6.400%, 08/15/17	230
1,162	7.500%, 04/01/31	1,482
300	Series B, 7.700%, 06/01/29	405
430	New Albertsons, Inc., 8.700%, 05/01/30	382
527	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	531
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	307
160	5.250%, 09/01/35	189
1,000	6.200%, 04/15/38	1,285
260	7.550%, 02/15/30	374

		15,507

	Food Products — 0.5%
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	331
	Bunge Ltd. Finance Corp.,
305	3.500%, 11/24/20	307
655	8.500%, 06/15/19	758
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	154
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	352
800	3.300%, 03/01/22 (e)	830
470	4.760%, 11/23/45 (e)	502
200	6.000%, 11/27/17 (e)	214
1,000	7.350%, 03/06/19 (e)	1,155
135	ConAgra Foods, Inc., 3.250%, 09/15/22	134
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,522
	JBS USA LLC/JBS USA Finance, Inc.,
793	5.750%, 06/15/25 (e)	682

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
1,868	5.875%, 07/15/24 (e)	1,637
3,447	7.250%, 06/01/21 (e)	3,318
1,430	8.250%, 02/01/20 (e)	1,434
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	442
488	5.000%, 06/04/42	506
599	6.125%, 08/23/18	656
575	6.875%, 01/26/39	706
	Kraft Heinz Foods Co.,
946	5.200%, 07/15/45 (e)	1,018
153	6.375%, 07/15/28	176
277	6.750%, 03/15/32	331
497	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	513
430	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	418
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	504
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	601
1,511	5.875%, 08/01/21 (e)	1,537
102	7.750%, 07/01/17	109
435	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	458

		22,305

	Household Products — 0.1%
1,582	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	1,566
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	602
1,000	6.125%, 08/01/17	1,072
498	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	596
525	Spectrum Brands, Inc., 6.125%, 12/15/24	555

		4,391

	Tobacco — 0.1%
3,575	Reynolds American, Inc., 5.850%, 08/15/45	4,195

	Total Consumer Staples	72,326

	Energy — 2.9%
	Energy Equipment & Services — 0.3%
280	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	183
303	Baker Hughes, Inc., 5.125%, 09/15/40	266
1,310	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	779
825	Ensco plc, (United Kingdom), 5.200%, 03/15/25	421

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — continued
	Halliburton Co.,
680	4.850%, 11/15/35	594
250	7.450%, 09/15/39	288
275	7.600%, 08/15/96 (e)	305
700	8.750%, 02/15/21	849
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	435
100	2.600%, 12/01/22	82
	Noble Holding International Ltd., (Cayman Islands),
98	3.950%, 03/15/22	50
1,418	6.950%, 04/01/45	652
255	Parker Drilling Co., 6.750%, 07/15/22	149
652	Pioneer Energy Services Corp., 6.125%, 03/15/22	212
	Precision Drilling Corp., (Canada),
1,113	5.250%, 11/15/24	634
378	6.500%, 12/15/21	244
	Schlumberger Investment S.A., (Luxembourg),
640	2.400%, 08/01/22 (e)	605
219	3.300%, 09/14/21 (e)	222
1,210	3.650%, 12/01/23	1,223
1,557	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	697
	Transocean, Inc., (Cayman Islands),
1,195	6.500%, 11/15/20	705
5,836	7.125%, 12/15/21	3,210
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	498
1,415	Unit Corp., 6.625%, 05/15/21	665

		13,968

	Oil, Gas & Consumable Fuels — 2.6%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	118
278	Anadarko Holding Co., 7.150%, 05/15/28	249
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	352
100	7.950%, 06/15/39	87
225	8.700%, 03/15/19	230
250	ANR Pipeline Co., 9.625%, 11/01/21	317
	Antero Resources Corp.,
235	5.125%, 12/01/22	200
930	5.375%, 11/01/21	805
450	6.000%, 12/01/20	403
775	Apache Corp., 6.900%, 09/15/18	816

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	173
300	5.625%, 06/01/24 (e)	164
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	204
589	1.375%, 05/10/18	576
1,545	2.750%, 05/10/23	1,462
385	3.245%, 05/06/22	380
1,800	3.535%, 11/04/24	1,720
612	3.814%, 02/10/24	608
515	4.750%, 03/10/19	543
600	Buckeye Partners LP, 4.875%, 02/01/21	548
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	228
815	Burlington Resources, Inc., 8.200%, 03/15/25	920
	California Resources Corp.,
356	6.000%, 11/15/24	47
769	8.000%, 12/15/22 (e)	192
	Canadian Natural Resources Ltd., (Canada),
1,035	3.900%, 02/01/25	803
330	6.250%, 03/15/38	242
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	90
294	4.450%, 09/15/42	172
1,035	6.750%, 11/15/39	728
3,753	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,464
540	Chevron Corp., 2.355%, 12/05/22	518
	Cimarex Energy Co.,
875	4.375%, 06/01/24	817
440	5.875%, 05/01/22	425
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	372
1,243	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,214
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,054
1,875	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	680
	Concho Resources, Inc.,
450	5.500%, 10/01/22	417
945	6.500%, 01/15/22	907
1,460	7.000%, 01/15/21	1,431
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	226
	ConocoPhillips,
275	5.750%, 02/01/19	286

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
750	6.500%, 02/01/39	734
410	7.000%, 03/30/29	427
673	ConocoPhillips Co., 4.300%, 11/15/44	541
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	321
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22	307
790	8.000%, 04/01/23	529
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	286
364	6.125%, 03/01/22	262
568	6.250%, 04/01/23 (e)	403
236	Devon Energy Corp., 3.250%, 05/15/22	182
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	216
	Encana Corp., (Canada),
150	6.500%, 05/15/19	123
215	6.625%, 08/15/37	131
	Energy Transfer Equity LP,
2,250	5.875%, 01/15/24	1,856
495	7.500%, 10/15/20	453
	Energy Transfer Partners LP,
1,080	2.500%, 06/15/18	992
1,196	3.600%, 02/01/23	992
1,194	4.050%, 03/15/25	989
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,064
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	656
922	4.150%, 06/01/25	637
	Enterprise Products Operating LLC,
701	3.700%, 02/15/26	656
582	3.750%, 02/15/25	552
331	4.900%, 05/15/46	292
1,252	5.250%, 01/31/20	1,298
333	5.950%, 02/01/41	315
	EOG Resources, Inc.,
472	2.625%, 03/15/23	426
1,700	4.100%, 02/01/21	1,732
200	6.875%, 10/01/18	217
2,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	540
	Exxon Mobil Corp.,
3,140	2.397%, 03/06/22	3,147
1,736	3.043%, 03/01/26	1,736
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	917

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	493
1,500	5.750%, 10/01/25 (e)	1,020
220	7.625%, 04/15/21 (e)	188
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	318
3,500	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	1,575
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	171
205	Reg. S, 7.000%, 05/05/20	211
200	Reg. S, 9.125%, 07/02/18	215
150	Kinder Morgan Energy Partners LP, 6.500%, 04/01/20	151
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,450
565	5.625%, 11/15/23 (e)	528
150	7.000%, 06/15/17	155
	Marathon Oil Corp.,
1,976	2.800%, 11/01/22	1,295
410	6.000%, 10/01/17	398
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	88
195	7.000%, 03/31/24 (e)	90
	MPLX LP,
732	4.500%, 07/15/23 (e)	609
986	4.875%, 12/01/24 (e)	806
1,382	4.875%, 06/01/25 (e)	1,127
3,000	5.500%, 02/15/23 (e)	2,677
500	Murphy Oil USA, Inc., 6.000%, 08/15/23	511
	Newfield Exploration Co.,
475	5.375%, 01/01/26	411
575	5.625%, 07/01/24	522
625	5.750%, 01/30/22	586
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21	162
	Noble Energy, Inc.,
583	3.900%, 11/15/24	491
286	5.050%, 11/15/44	210
1,500	5.250%, 11/15/43	1,107
504	Occidental Petroleum Corp., 2.700%, 02/15/23	472
	ONEOK Partners LP,
2,350	4.900%, 03/15/25	1,923
875	6.650%, 10/01/36	666

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
533	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	460
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19	170
1,000	8.500%, 05/01/20	85
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	405
200	6.000%, 05/03/42 (e)	166
400	Reg. S, 6.450%, 05/30/44	354
200	Reg. S, 6.500%, 05/27/41	177
	Petrobras Global Finance B.V., (Netherlands),
630	5.375%, 01/27/21	470
398	6.850%, 06/05/15[1]	245
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	370
335	7.875%, 06/15/26	384
710	Petroleos de Venezuela S.A., (Venezuela), Reg. S, 6.000%, 11/15/26	220
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10
1,103	4.500%, 01/23/26 (e)	979
712	5.625%, 01/23/46 (e)	552
200	6.375%, 01/23/45	173
120	6.500%, 06/02/41	104
108	6.625%, 06/15/35	97
160	6.625%, 06/15/35	145
47	6.625%, 06/15/35	42
620	6.875%, 08/04/26 (e)	640
150	Reg. S, 3.500%, 07/23/20	142
438	Reg. S, 5.625%, 01/23/46	339
30	VAR, 2.640%, 07/18/18	29
	Plains All American Pipeline LP/PAA Finance Corp.,
519	2.600%, 12/15/19	455
3,740	4.650%, 10/15/25	3,145
	QEP Resources, Inc.,
286	5.250%, 05/01/23	200
475	5.375%, 10/01/22	323
1,315	6.875%, 03/01/21	947
	Range Resources Corp.,
456	5.000%, 08/15/22	381
391	5.000%, 03/15/23	326
200	5.750%, 06/01/21	169
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	141

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,420	5.000%, 10/01/22	1,181
2,635	5.500%, 04/15/23	2,213
348	5.875%, 03/01/22	306
770	6.500%, 07/15/21	714
120	Repsol Oil & Gas Canada, Inc., (Canada), 7.750%, 06/01/19	106
1,250	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	1,169
932	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	28
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	211
	SM Energy Co.,
589	5.000%, 01/15/24	234
752	5.625%, 06/01/25	303
427	6.500%, 11/15/21	192
15	6.500%, 01/01/23	6
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	289
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	143
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	898
	State Oil Co. of the Azerbaijan Republic, (Azerbaijan),
400	6.950%, 03/18/30	337
200	Reg. S, 4.750%, 03/13/23	169
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	247
2,179	2.650%, 01/15/24	2,008
373	2.750%, 11/10/21	369
417	3.150%, 01/23/22	414
435	7.150%, 11/15/25	546
163	Stone Energy Corp., 7.500%, 11/15/22	44
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	1,805
815	6.850%, 06/01/39	756
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	388
1,146	4.400%, 04/01/21	1,055
2,000	5.350%, 05/15/45	1,484
	Sunoco LP/Sunoco Finance Corp.,
1,442	5.500%, 08/01/20 (e)	1,377
920	6.375%, 04/01/23 (e)	874
80	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	23

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	380
1,250	5.000%, 01/15/18	1,197
1,840	5.250%, 05/01/23	1,440
300	6.375%, 08/01/22	258
400	6.875%, 02/01/21	348
164	Tesoro Corp., 5.125%, 04/01/24	149
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19 (e)	275
1,472	5.875%, 10/01/20	1,384
1,400	6.125%, 10/15/21	1,288
282	6.250%, 10/15/22 (e)	259
640	Tosco Corp., 8.125%, 02/15/30	734
3,165	Total Capital International S.A., (France), 2.750%, 06/19/21	3,164
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	251
285	2.500%, 08/01/22	264
340	3.750%, 10/16/23	332
1,000	6.200%, 10/15/37	1,002
606	7.250%, 08/15/38	686
410	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	436
4,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	200
446	Western Gas Partners LP, 5.375%, 06/01/21	382
189	Western Refining, Inc., 6.250%, 04/01/21	151
1,330	Whiting Petroleum Corp., 5.000%, 03/15/19	658
	Williams Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,288
750	4.875%, 03/15/24	599
3,000	6.125%, 07/15/22	2,641
	WPX Energy, Inc.,
655	5.250%, 09/15/24	354
1,965	6.000%, 01/15/22	1,125

		121,722

	Total Energy	135,690

	Financials — 7.7%
	Banks — 3.2%
501	ABN AMRO Bank N.V., (Netherlands), 4.750%, 07/28/25 (e)	486
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	111

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	549
200	Banco Nacional de Comercio Exterior SNC, (Mexico), 4.375%, 10/14/25 (e)	197
	Bank of America Corp.,
143	3.300%, 01/11/23	143
700	3.625%, 03/17/16	701
960	4.000%, 04/01/24	990
5,277	4.000%, 01/22/25	5,126
2,400	4.200%, 08/26/24	2,402
473	4.250%, 10/22/26	467
1,294	4.450%, 03/03/26	1,294
1,540	5.000%, 05/13/21	1,682
1,275	5.625%, 07/01/20	1,411
500	6.400%, 08/28/17	530
1,825	6.500%, 08/01/16	1,865
1,710	6.875%, 04/25/18	1,868
500	7.800%, 09/15/16	516
1,500	Series F, 6.975%, 03/07/37	1,733
2,515	Series L, 2.250%, 04/21/20	2,462
1,326	Series L, 3.950%, 04/21/25	1,278
695	Series L, 5.650%, 05/01/18	742
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	203
	Bank of Montreal, (Canada),
623	1.400%, 09/11/17	625
655	2.375%, 01/25/19	662
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	875
1,725	1.850%, 04/14/20	1,725
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	202
980	6.050%, 12/04/17 (e)	1,038
2,508	7.625%, 11/21/22	2,536
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,291
478	5.250%, 08/17/45	457
	BB&T Corp.,
783	1.600%, 08/15/17	784
1,500	2.625%, 06/29/20	1,522
1,250	3.950%, 04/29/16	1,256
500	5.250%, 11/01/19	546
150	6.850%, 04/30/19	172
450	Caixa Economica Federal, (Brazil), Reg. S, 4.500%, 10/03/18	428

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,367
2,500	Capital One N.A., 1.500%, 03/22/18	2,458
	CIT Group, Inc.,
1,574	3.875%, 02/19/19	1,566
1,004	5.000%, 05/15/17	1,028
2,410	5.000%, 08/15/22	2,419
125	5.250%, 03/15/18	129
5,458	5.375%, 05/15/20	5,635
1,295	5.500%, 02/15/19 (e)	1,340
1,397	6.625%, 04/01/18 (e)	1,469
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,385
4,000	3.750%, 06/16/24	4,098
2,500	4.300%, 11/20/26	2,425
838	6.625%, 01/15/28	1,047
645	6.875%, 06/01/25	816
1,115	7.000%, 12/01/25	1,350
1,045	Comerica Bank, 5.200%, 08/22/17	1,088
NOK 16,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.500%, 04/18/17	1,944
	Cooperatieve Rabobank UA, (Netherlands),
2,000	2.500%, 01/19/21	2,005
1,045	3.875%, 02/08/22	1,101
250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20	242
	Fifth Third Bancorp,
625	2.875%, 07/27/20	630
500	5.450%, 01/15/17	516
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	471
927	4.125%, 08/12/20 (e)	985
650	4.750%, 01/19/21 (e)	717
395	HSBC Bank USA N.A., 6.000%, 08/09/17	417
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,426
733	4.250%, 08/18/25	710
415	4.875%, 01/14/22	453
1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,161
200	ICICI Bank Ltd., (India), 3.500%, 03/18/20 (e)	203
1,621	KeyBank N.A., 3.180%, 05/22/22	1,641
605	KeyCorp, 2.900%, 09/15/20	606
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,351

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
200	MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.250%, 10/21/20	221
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,744
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	883
448	3.375%, 01/14/26	463
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	205
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,834
886	4.250%, 09/21/22 (e)	920
220	Oschadbank Via SSB #1 plc, (United Kingdom), Reg. S, SUB, 9.375%, 03/10/23	182
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,146
625	5.625%, 02/01/17	646
	Regions Bank,
390	6.450%, 06/26/37	467
250	7.500%, 05/15/18	276
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,419
2,960	1.875%, 02/05/20	2,975
743	2.000%, 10/01/18	752
620	2.000%, 12/10/18	622
580	2.300%, 07/20/16	583
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	4,900
7,300	6.125%, 12/15/22	7,660
200	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S, 7.750%, 05/29/18	211
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	898
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,536
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,610
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,822
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	572
2,852	1.750%, 07/23/18	2,854
712	1.950%, 01/22/19	714
453	2.250%, 11/05/19	457
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,615
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,223

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
200	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S, 9.750%, 01/22/25	162
	Vnesheconombank Via VEB Finance plc, (Ireland),
200	Reg. S, 4.224%, 11/21/18	193
200	Reg. S, 5.375%, 02/13/17	200
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,672
515	SUB, 7.574%, 08/01/26	668
	Wells Fargo & Co.,
1,607	2.550%, 12/07/20	1,618
613	2.600%, 07/22/20	620
7,565	3.300%, 09/09/24	7,713
576	4.300%, 07/22/27	598
853	5.606%, 01/15/44	942
1,665	5.625%, 12/11/17	1,780
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	805
	Westpac Banking Corp., (Australia),
1,281	2.000%, 03/03/20 (e)	1,285
942	4.875%, 11/19/19	1,027

		153,767

	Capital Markets — 1.4%
	Bank of New York Mellon Corp. (The),
523	2.100%, 01/15/19	528
510	2.200%, 03/04/19	517
768	2.600%, 08/17/20	778
530	4.600%, 01/15/20	575
	BlackRock, Inc.,
381	3.375%, 06/01/22	401
315	3.500%, 03/18/24	330
485	4.250%, 05/24/21	532
493	Series 2, 5.000%, 12/10/19	548
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	146
1,000	5.875%, 03/15/21 (e)	1,139
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	776
	Credit Suisse AG, (Switzerland),
889	1.750%, 01/29/18	883
775	3.000%, 10/29/21	776
2,121	3.625%, 09/09/24	2,130
	Deutsche Bank AG, (Germany),
1,560	1.875%, 02/13/18	1,521
900	2.950%, 08/20/20	872
1,025	6.000%, 09/01/17	1,073

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
1,460	Series 1254, 4.100%, 01/13/26	1,422
	E*TRADE Financial Corp.,
1,483	4.625%, 09/15/23	1,453
1,360	5.375%, 11/15/22	1,414
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	1,988
704	2.625%, 01/31/19	710
1,792	2.750%, 09/15/20	1,788
666	3.500%, 01/23/25	659
3,061	3.850%, 07/08/24	3,129
1,224	4.000%, 03/03/24	1,267
364	4.250%, 10/21/25	362
1,191	5.250%, 07/27/21	1,323
819	5.375%, 03/15/20	898
2,165	5.750%, 01/24/22	2,460
2,380	5.950%, 01/18/18	2,538
102	6.000%, 06/15/20	115
285	6.150%, 04/01/18	307
965	6.750%, 10/01/37	1,103
205	7.500%, 02/15/19	233
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	778
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	403
1,162	4.000%, 01/30/24	1,228
	Jefferies Group LLC,
950	6.250%, 01/15/36	863
140	6.450%, 06/08/27	138
880	6.875%, 04/15/21	986
	Lehman Brothers Holdings, Inc.,
1,000	5.750%, 05/17/49 (d)	78
235	3.600%, 12/30/16 (d)	19
295	8.500%, 02/01/16 (d)	23
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,026
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	707
	Morgan Stanley,
1,932	2.650%, 01/27/20	1,929
3,467	3.700%, 10/23/24	3,512
1,368	3.875%, 01/27/26	1,405
660	4.000%, 07/23/25	681
5,117	4.300%, 01/27/45	4,878
867	5.000%, 11/24/25	912
243	5.500%, 07/24/20	269
2,779	5.500%, 07/28/21	3,117

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
310	5.625%, 09/23/19	340
920	5.750%, 01/25/21	1,034
320	5.950%, 12/28/17	342
1,250	6.625%, 04/01/18	1,360
295	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	307
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	222
740	Northern Trust Co. (The), 5.850%, 11/09/17	789
	State Street Corp.,
459	3.100%, 05/15/23	462
996	3.300%, 12/16/24	1,021
1,364	3.550%, 08/18/25	1,439
935	3.700%, 11/20/23	994
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	968

		68,924

	Commercial Banks — 0.0% (g)
200	Vnesheconombank Via VEB Finance plc, (Ireland), Reg. S, 6.025%, 07/05/22	189

	Consumer Finance — 1.2%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,504	4.250%, 07/01/20	1,510
1,918	4.625%, 07/01/22	1,920
1,880	5.000%, 10/01/21	1,929
	Ally Financial, Inc.,
839	3.600%, 05/21/18	835
5,895	4.125%, 03/30/20	5,865
2,656	4.625%, 05/19/22	2,653
580	4.750%, 09/10/18	591
1,500	6.250%, 12/01/17	1,562
1,820	8.000%, 11/01/31	2,004
276	American Express Co., 3.625%, 12/05/24	272
	American Express Credit Corp.,
2,900	2.125%, 03/18/19	2,899
405	2.375%, 03/24/17	410
	American Honda Finance Corp.,
1,130	1.500%, 03/13/18	1,128
453	1.600%, 02/16/18 (e)	453
200	2.125%, 02/28/17 (e)	202
835	7.625%, 10/01/18 (e)	953
	Capital One Financial Corp.,
533	3.500%, 06/15/23	532

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
1,356	4.200%, 10/29/25	1,330
	Caterpillar Financial Services Corp.,
1,242	2.100%, 06/09/19	1,252
581	2.850%, 06/01/22	588
850	5.450%, 04/15/18	916
866	First Cash Financial Services, Inc., 6.750%, 04/01/21	831
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,584
476	2.551%, 10/05/18	474
687	3.219%, 01/09/22	668
505	3.984%, 06/15/16	509
639	4.207%, 04/15/16	641
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	434
625	3.250%, 05/15/18	623
640	4.250%, 05/15/23	622
400	HSBC Finance Corp., 7.350%, 11/27/32	474
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,328
2,913	2.750%, 08/07/20	2,894
	John Deere Capital Corp.,
483	1.350%, 01/16/18	482
418	1.550%, 12/15/17	420
630	1.600%, 07/13/18	631
290	1.700%, 01/15/20	288
870	2.050%, 03/10/20	870
610	2.450%, 09/11/20	621
559	3.350%, 06/12/24	586
515	5.350%, 04/03/18	555
5,660	Navient Corp., 8.450%, 06/15/18	6,032
555	PACCAR Financial Corp., 1.600%, 03/15/17	558
2,580	Toyota Motor Credit Corp., 1.450%, 01/12/18	2,585

		55,514

	Diversified Financial Services — 0.5%
4,529	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,789
200	Banque Centrale de Tunisie International Bond, (Tunisia), Reg. S, 5.750%, 01/30/25	173
950	CME Group, Inc., 3.000%, 09/15/22	981
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	600
525	Countrywide Financial Corp., 6.250%, 05/15/16	531
200	Export-Import Bank of India, (India), Reg. S, 4.000%, 01/14/23	205

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — continued
	GE Capital International Funding Co., (Ireland),
2,126	2.342%, 11/15/20 (e)	2,147
561	3.373%, 11/15/25 (e)	587
4,184	4.418%, 11/15/35 (e)	4,369
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	572
965	MSCI, Inc., 5.250%, 11/15/24 (e)	1,021
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,023
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	206
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	819
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	135
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	422
2,545	2.125%, 05/11/20	2,478
500	4.300%, 09/22/19	528
	Siemens Financieringsmaatschappij N.V., (Netherlands),
756	2.900%, 05/27/22 (e)	780
1,830	5.750%, 10/17/16 (e)	1,884
300	6.125%, 08/17/26 (e)	381
140	Sinochem Overseas Capital Co., Ltd., (United Kingdom), Reg. S, 4.500%, 11/12/20	147

		21,778

	Insurance — 0.8%
1,067	ACE INA Holdings, Inc., 2.875%, 11/03/22	1,086
651	Allstate Corp. (The), 3.150%, 06/15/23	668
	American International Group, Inc.,
1,241	3.875%, 01/15/35	1,049
3,750	4.800%, 07/10/45	3,447
240	Aon Corp., 6.250%, 09/30/40	266
	Berkshire Hathaway Finance Corp.,
475	3.000%, 05/15/22	492
1,000	5.400%, 05/15/18	1,090
500	5.750%, 01/15/40	595
315	Chubb Corp. (The), 5.750%, 05/15/18	343
642	CNA Financial Corp., 3.950%, 05/15/24	629
	CNO Financial Group, Inc.,
1,156	4.500%, 05/30/20	1,152
1,255	5.250%, 05/30/25	1,217
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	783

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,066
1,775	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,772
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	435
920	7.800%, 03/15/37 (e)	1,006
1,271	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	1,273
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	167
2,085	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	2,058
	MetLife, Inc.,
1,592	3.600%, 11/13/25	1,605
869	4.050%, 03/01/45	785
160	6.750%, 06/01/16	163
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	917
1,820	3.000%, 01/10/23 (e)	1,804
400	3.650%, 06/14/18 (e)	416
649	3.875%, 04/11/22 (e)	683
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,921
1,000	9.375%, 08/15/39 (e)	1,445
	New York Life Global Funding,
968	1.950%, 02/11/20 (e)	964
2,039	2.150%, 06/18/19 (e)	2,057
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	392
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	414
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,540
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,480
175	Principal Financial Group, Inc., 8.875%, 05/15/19	207
744	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	752
	Prudential Financial, Inc.,
205	5.375%, 06/21/20	226
551	VAR, 5.625%, 06/15/43	545
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	441
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	922

		40,273

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — 0.5%
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	713
200	3.070%, 03/15/23 (e)	202
1,278	Boston Properties LP, 3.650%, 02/01/26	1,294
199	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	192
	Crown Castle International Corp.,
1,188	4.875%, 04/15/22	1,242
1,793	5.250%, 01/15/23	1,898
1,100	DuPont Fabros Technology LP, 5.625%, 06/15/23	1,111
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,037
208	5.375%, 01/01/22	216
2,645	5.750%, 01/01/25	2,738
266	5.875%, 01/15/26	278
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,031
300	6.650%, 01/15/18	316
	HCP, Inc.,
564	2.625%, 02/01/20	552
500	3.875%, 08/15/24	469
436	Prologis LP, 3.750%, 11/01/25	444
2,018	Realty Income Corp., 3.875%, 07/15/24	2,027
345	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	344
	Simon Property Group LP,
2,328	2.500%, 07/15/21	2,346
492	4.375%, 03/01/21	536
415	6.750%, 02/01/40	550
	Ventas Realty LP,
448	3.500%, 02/01/25	434
588	3.750%, 05/01/24	588
304	4.125%, 01/15/26	308

		21,866

	Real Estate Management & Development — 0.0% (g)
200	China Overseas Finance Cayman VI Ltd., (Cayman Islands), 5.950%, 05/08/24	227
200	Franshion Development Ltd., (United Kingdom), Reg. S, 6.750%, 04/15/21	220
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	402
619	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	535

		1,384

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Thrifts & Mortgage Finance — 0.1%
2,145	BPCE S.A., (France), 1.625%, 01/26/18	2,138
2,468	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	2,308

		4,446

	Total Financials	368,141

	Health Care — 1.7%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,700	3.625%, 05/22/24	1,750
640	3.875%, 11/15/21	684
325	5.150%, 11/15/41	334
400	5.375%, 05/15/43	427
289	5.650%, 06/15/42	319
150	5.700%, 02/01/19	166
618	5.750%, 03/15/40	675
300	6.375%, 06/01/37	361
130	6.900%, 06/01/38	162
	Baxalta, Inc.,
1,333	3.600%, 06/23/22 (e)	1,322
840	5.250%, 06/23/45 (e)	804
1,320	Biogen, Inc., 5.200%, 09/15/45	1,352
	Celgene Corp.,
1,456	3.625%, 05/15/24	1,464
931	5.000%, 08/15/45	953
	Gilead Sciences, Inc.,
981	3.250%, 09/01/22	1,016
546	3.650%, 03/01/26	572
2,425	4.750%, 03/01/46	2,557

		14,918

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
352	3.734%, 12/15/24	364
100	5.000%, 05/15/19	107
400	6.000%, 05/15/39	471
64	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	46
435	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	447
835	Hologic, Inc., 5.250%, 07/15/22 (e)	875
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	235
228	4.750%, 04/15/23	201
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
1,039	5.625%, 10/15/23 (e)	1,021

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Equipment & Supplies — continued
561	5.750%, 08/01/22 (e)	554
2,137	Medtronic, Inc., 4.375%, 03/15/35	2,212
645	Teleflex, Inc., 5.250%, 06/15/24	653

		7,186

	Health Care Providers & Services — 1.0%
224	Aetna, Inc., 4.500%, 05/15/42	218
180	Amsurg Corp., 5.625%, 11/30/20	186
	Anthem, Inc.,
577	3.125%, 05/15/22	568
1,505	3.300%, 01/15/23	1,481
815	Cardinal Health, Inc., 2.400%, 11/15/19	819
1,159	Centene Corp., 4.750%, 05/15/22	1,168
	Centene Escrow Corp.,
1,420	5.625%, 02/15/21 (e)	1,484
995	6.125%, 02/15/24 (e)	1,056
	CHS/Community Health Systems, Inc.,
1,700	5.125%, 08/15/18	1,706
1,775	5.125%, 08/01/21	1,784
970	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	967
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	673
690	4.750%, 10/15/24 (e)	705
346	5.625%, 07/31/19 (e)	376
1,314	5.875%, 01/31/22 (e)	1,436
1,250	6.500%, 09/15/18 (e)	1,381
1,000	6.875%, 07/15/17	1,062
750	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	810
	HCA, Inc.,
947	3.750%, 03/15/19	965
1,050	4.250%, 10/15/19	1,081
1,176	4.750%, 05/01/23	1,195
2,050	5.000%, 03/15/24	2,091
950	5.250%, 04/15/25	979
857	5.375%, 02/01/25	873
2,557	5.875%, 03/15/22	2,742
2,810	6.500%, 02/15/20	3,113
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,258
	LifePoint Health, Inc.,
1,216	5.500%, 12/01/21	1,255
600	6.625%, 10/01/20	622
785	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	793

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,074
1,852	4.500%, 04/01/21	1,840
210	4.750%, 06/01/20	212
1,962	6.000%, 10/01/20	2,084
1,050	6.250%, 11/01/18	1,105
500	VAR, 4.012%, 06/15/20 (e)	493
1,075	Texas Health Resources, 4.330%, 11/15/55	1,100
	UnitedHealth Group, Inc.,
125	3.350%, 07/15/22	131
806	3.375%, 11/15/21	854
98	4.625%, 07/15/35	105
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	175
482	4.750%, 08/01/22 (e)	482

		45,502

	Life Sciences Tools & Services — 0.0% (g)
980	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	1,007
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	626

		1,633

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
1,523	1.750%, 11/06/17	1,522
653	3.200%, 11/06/22	658
532	4.500%, 05/14/35	530
	Actavis Funding SCS, (Luxembourg),
542	3.450%, 03/15/22	553
552	4.550%, 03/15/35	555
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,117
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,182
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	1,960
562	2.800%, 05/18/23	576
705	Novartis Capital Corp., 3.400%, 05/06/24	753
	Pfizer, Inc.,
800	3.000%, 06/15/23	828
250	6.200%, 03/15/19	283
	Valeant Pharmaceuticals International, Inc., (Canada),
400	5.375%, 03/15/20 (e)	362
750	5.875%, 05/15/23 (e)	633
450	6.125%, 04/15/25 (e)	378

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — continued
135	6.375%, 10/15/20 (e)	124
440	6.750%, 08/15/18 (e)	424

		12,438

	Total Health Care	81,677

	Industrials — 2.6%
	Aerospace & Defense — 0.3%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	595
145	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	163
	Bombardier, Inc., (Canada),
953	4.750%, 04/15/19 (e)	760
217	5.500%, 09/15/18 (e)	195
575	5.750%, 03/15/22 (e)	403
500	7.750%, 03/15/20 (e)	400
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	1,010
	Lockheed Martin Corp.,
1,066	4.070%, 12/15/42	1,039
155	4.500%, 05/15/36	163
997	Orbital ATK, Inc., 5.250%, 10/01/21	1,016
3,035	Precision Castparts Corp., 3.250%, 06/15/25	3,106
280	Raytheon Co., 3.150%, 12/15/24	292
700	Triumph Group, Inc., 4.875%, 04/01/21	560
2,471	United Technologies Corp., 4.500%, 06/01/42	2,549

		12,251

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	614
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	338
534	United Parcel Service, Inc., 2.450%, 10/01/22	545

		1,497

	Airlines — 0.1%
902	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	904
639	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	664
348	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	371
220	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	239
615	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	661
236	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	249

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Airlines — continued
235	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	248
263	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	283
92	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	101
936	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	929
	UAL 2007-1 Pass-Through Trust,
296	6.636%, 07/02/22	311
420	Series B, 7.336%, 07/02/19	445

		5,405

	Building Products — 0.2%
	Masco Corp.,
534	4.450%, 04/01/25	531
2,982	5.950%, 03/15/22	3,265
95	7.125%, 03/15/20	109
240	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	248
	Standard Industries, Inc.,
382	5.125%, 02/15/21 (e)	390
1,041	5.375%, 11/15/24 (e)	1,057
639	5.500%, 02/15/23 (e)	647
1,820	6.000%, 10/15/25 (e)	1,850
643	USG Corp., 5.500%, 03/01/25 (e)	656

		8,753

	Commercial Services & Supplies — 0.3%
	ADT Corp. (The),
361	3.500%, 07/15/22	302
425	4.125%, 04/15/19	447
2,678	4.125%, 06/15/23	2,256
350	5.250%, 03/15/20	345
2,743	6.250%, 10/15/21	2,675
195	Aramark Services, Inc., 5.125%, 01/15/24 (e)	204
	Covanta Holding Corp.,
750	5.875%, 03/01/24	645
1,730	6.375%, 10/01/22	1,596
764	Deluxe Corp., 6.000%, 11/15/20	793
170	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	164
4,589	ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)	3,534
600	ILFC E-Capital Trust II, VAR, 4.740%, 12/21/65 (e)	463
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 01/15/16 (d)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — continued
1,160	6.500%, 08/01/27 (d)	—	(h)
	R.R. Donnelley & Sons Co.,
212	6.500%, 11/15/23	161
525	7.625%, 06/15/20	515
348	Republic Services, Inc., 3.550%, 06/01/22	364
	Waste Management, Inc.,
601	3.125%, 03/01/25	607
294	3.900%, 03/01/35	285

		15,356

	Construction & Engineering — 0.2%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	306
326	4.375%, 05/08/42	343
	AECOM,
1,200	5.750%, 10/15/22	1,212
1,550	5.875%, 10/15/24	1,542
360	Fluor Corp., 3.375%, 09/15/21	374
2,600	MasTec, Inc., 4.875%, 03/15/23	2,191
2,681	Tutor Perini Corp., 7.625%, 11/01/18	2,627

		8,670

	Electrical Equipment — 0.1%
550	Eaton Corp., 5.600%, 05/15/18	590
410	EnerSys, 5.000%, 04/30/23 (e)	390
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	151
100	7.390%, 12/02/24 (e)	131
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	988
554	5.000%, 10/01/25 (e)	544
170	5.625%, 11/01/24 (e)	175

		2,969

	Industrial Conglomerates — 0.3%
200	CITIC Ltd., (Hong Kong), Reg. S, 6.800%, 01/17/23	237
	Danaher Corp.,
2,195	3.350%, 09/15/25	2,313
459	3.900%, 06/23/21	498
	General Electric Co.,
436	1.600%, 11/20/17	439
629	2.200%, 01/09/20	641
4,671	2.300%, 04/27/17	4,755
501	2.700%, 10/09/22	518

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrial Conglomerates — continued
215	3.150%, 09/07/22	226
85	5.300%, 02/11/21	96
94	5.500%, 01/08/20	107
965	5.875%, 01/14/38	1,214
145	6.875%, 01/10/39	203
JPY 100,000	Series 15BR, 2.215%, 11/20/20	979
315	Series A, 6.750%, 03/15/32	420
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	439
257	3.250%, 11/08/22 (e)	262
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	269
2,037	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	2,038
453	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	460

		16,114

	Machinery — 0.2%
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	380
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,048
	Caterpillar, Inc.,
198	2.600%, 06/26/22	199
680	3.803%, 08/15/42	622
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19	800
655	3.625%, 04/15/18	648
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,066
150	Ingersoll-Rand Co., 7.200%, 06/01/25	176
220	Oshkosh Corp., 5.375%, 03/01/25	217
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	457
440	6.250%, 05/15/38	579

		8,192

	Marine — 0.0% (g)
1,138	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	216

	Professional Services — 0.1%
858	CEB, Inc., 5.625%, 06/15/23 (e)	871
244	FTI Consulting, Inc., 6.000%, 11/15/22	252
1,110	IHS, Inc., 5.000%, 11/01/22	1,149

		2,272

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
525	5.625%, 10/01/24 (e)	520
1,058	6.500%, 07/15/22 (e)	1,087
239	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	262
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	165
2,510	4.150%, 04/01/45	2,431
510	4.375%, 09/01/42	511
1,630	4.700%, 09/01/45	1,727
220	5.650%, 05/01/17	231
1,150	6.700%, 08/01/28	1,468
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,233
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,792
1,456	6.125%, 09/15/15[1]	1,522
165	7.250%, 05/15/19	189
280	9.450%, 08/01/21	364
	CSX Corp.,
284	3.950%, 05/01/50	243
1,075	7.375%, 02/01/19	1,237
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	199
250	6.375%, 10/15/17 (e)	267
800	6.700%, 06/01/34 (e)	960
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	207
400	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	331
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	454
1,415	3.250%, 12/01/21	1,424
506	6.000%, 05/23/11[4]	545
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,719
576	Ryder System, Inc., 3.600%, 03/01/16	576
	Union Pacific Corp.,
341	4.163%, 07/15/22	375
283	4.300%, 06/15/42	288
3,335	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,363

		25,690

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — 0.3%
	Aircastle Ltd., (Bermuda),
647	5.125%, 03/15/21	649
213	6.250%, 12/01/19	225
1,885	7.625%, 04/15/20	2,064
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	192
	International Lease Finance Corp.,
850	4.625%, 04/15/21	859
1,675	6.250%, 05/15/19	1,796
3,595	8.250%, 12/15/20	4,157
675	8.625%, 01/15/22	800
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,178
1,220	5.750%, 11/15/24	1,189
1,500	6.125%, 06/15/23	1,538
791	WW Grainger, Inc., 4.600%, 06/15/45	859

		16,506

	Total Industrials	123,891

	Information Technology — 1.7%
	Communications Equipment — 0.2%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	614
566	Brocade Communications Systems, Inc., 4.625%, 01/15/23	552
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	155
3,751	3.000%, 06/15/22	3,907
500	5.500%, 01/15/40	598
375	5.900%, 02/15/39	464
	CommScope, Inc.,
602	4.375%, 06/15/20 (e)	613
100	5.500%, 06/15/24 (e)	97
2,413	Goodman Networks, Inc., 12.125%, 07/01/18	712
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	830
587	6.625%, 05/15/39	599
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	888

		10,029

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23 (e)	1,325
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	650
250	6.000%, 04/01/20	272
100	7.500%, 01/15/27	120

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components — continued
	CDW LLC/CDW Finance Corp.,
223	5.000%, 09/01/23	229
292	6.000%, 08/15/22	310

		2,906

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,491	2.600%, 07/15/22	2,326
2,500	3.450%, 08/01/24	2,380
500	Match Group, Inc., 6.750%, 12/15/22 (e)	506
	VeriSign, Inc.,
716	4.625%, 05/01/23	705
166	5.250%, 04/01/25	164

		6,081

	IT Services — 0.2%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	418
	First Data Corp.,
660	5.000%, 01/15/24 (e)	670
605	5.375%, 08/15/23 (e)	629
2,264	6.750%, 11/01/20 (e)	2,390
	International Business Machines Corp.,
720	4.000%, 06/20/42	689
770	5.875%, 11/29/32	938
650	7.000%, 10/30/25	843
491	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	508

		7,085

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
565	2.700%, 12/15/22	574
605	3.100%, 07/29/22	633
634	3.300%, 10/01/21	672
326	3.700%, 07/29/25	352
	Micron Technology, Inc.,
904	5.250%, 08/01/23 (e)	773
626	5.250%, 01/15/24 (e)	526
1,334	5.500%, 02/01/25	1,120
583	5.625%, 01/15/26 (e)	472
582	5.875%, 02/15/22	535
	NXP B.V./NXP Funding LLC, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,313
1,485	4.625%, 06/15/22 (e)	1,481
500	5.750%, 02/15/21 (e)	520

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
500	5.750%, 03/15/23 (e)	518
1,307	Qorvo, Inc., 6.750%, 12/01/23 (e)	1,330
2,817	QUALCOMM, Inc., 4.800%, 05/20/45	2,596
978	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	1,034
462	Texas Instruments, Inc., 1.650%, 08/03/19	462

		14,911

	Software — 0.6%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,193
2,080	6.125%, 09/15/23 (e)	2,226
	Audatex North America, Inc.,
1,552	6.000%, 06/15/21 (e)	1,568
538	6.125%, 11/01/23 (e)	543
655	Intuit, Inc., 5.750%, 03/15/17	683
	Microsoft Corp.,
519	2.125%, 11/15/22	517
25	2.375%, 02/12/22	25
30	2.375%, 05/01/23	30
5,265	2.650%, 11/03/22	5,405
545	3.625%, 12/15/23	594
5,510	4.450%, 11/03/45	5,871
595	4.500%, 10/01/40	630
287	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	283
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,826
785	2.800%, 07/08/21	811
780	4.300%, 07/08/34	798
5,215	4.375%, 05/15/55	5,003
241	5.375%, 07/15/40	276
1,030	6.500%, 04/15/38	1,322

		29,604

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
802	2.150%, 02/09/22	795
1,648	2.400%, 05/03/23	1,633
2,580	2.700%, 05/13/22	2,620
1,270	2.850%, 05/06/21	1,323
1,123	4.500%, 02/23/36	1,172
981	Dell, Inc., 3.100%, 04/01/16	981
	HP, Inc.,
524	4.300%, 06/01/21	529
290	4.375%, 09/15/21	293
141	6.000%, 09/15/41	116

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Technology Hardware, Storage & Peripherals — continued
	NCR Corp.,
343	5.000%, 07/15/22	325
419	5.875%, 12/15/21	412
522	6.375%, 12/15/23	511

		10,710

	Total Information Technology	81,326

	Materials — 1.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	402
1,875	5.250%, 01/15/45	1,675
	Ashland, Inc.,
558	3.875%, 04/15/18	576
1,675	4.750%, 08/15/22	1,654
1,500	Axiall Corp., 4.875%, 05/15/23	1,455
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	470
	Blue Cube Spinco, Inc.,
1,713	9.750%, 10/15/23 (e)	1,906
1,154	10.000%, 10/15/25 (e)	1,278
1,520	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,505
242	Dow Chemical Co. (The), 4.125%, 11/15/21	256
	E.I. du Pont de Nemours & Co.,
851	4.900%, 01/15/41	835
625	6.500%, 01/15/28	727
	Ecolab, Inc.,
363	1.450%, 12/08/17	361
892	2.250%, 01/12/20	895
1,027	3.250%, 01/14/23	1,044
179	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	191
650	Hexion, Inc., 10.000%, 04/15/20	561
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	612
250	6.000%, 11/15/21	278
	Momentive Performance Materials, Inc.,
625	3.880%, 10/24/21	425
625	8.875%, 10/15/20 (d)	—	(h)
350	Monsanto Co., 4.700%, 07/15/64	280
	Mosaic Co. (The),
429	3.750%, 11/15/21	427
354	4.250%, 11/15/23	346
429	4.875%, 11/15/41	364
364	5.450%, 11/15/33	352
100	5.625%, 11/15/43	93

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	364
210	5.250%, 08/01/23 (e)	207
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	232
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	194
750	PolyOne Corp., 5.250%, 03/15/23	749
685	Praxair, Inc., 2.650%, 02/05/25	684
	Rain CII Carbon LLC/CII Carbon Corp.,
600	8.000%, 12/01/18 (e)	488
550	8.250%, 01/15/21 (e)	401
494	Tronox Finance LLC, 7.500%, 03/15/22 (e)	305
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,524
	W.R. Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	312
100	5.625%, 10/01/24 (e)	104

		24,532

	Construction Materials — 0.3%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,574
	Cemex S.A.B. de C.V., (Mexico),
500	5.700%, 01/11/25 (e)	436
7,275	7.250%, 01/15/21 (e)	7,274
1,249	CRH America, Inc., 5.125%, 05/18/45 (e)	1,267
400	Lafarge S.A., (France), 7.125%, 07/15/36	468
	Vulcan Materials Co.,
1,156	4.500%, 04/01/25	1,156
2,496	7.500%, 06/15/21	2,889

		15,064

	Containers & Packaging — 0.2%
	Ball Corp.,
800	4.000%, 11/15/23	778
900	4.375%, 12/15/20	941
1,150	5.000%, 03/15/22	1,197
1,040	5.250%, 07/01/25	1,084
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	339
480	Constar International, Inc., 11.000%, 12/31/17 (d)	50
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	985
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	584
645	4.875%, 11/15/22	652

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — continued
	Owens-Brockway Glass Container, Inc.,
535	5.000%, 01/15/22 (e)	530
202	5.875%, 08/15/23 (e)	208
	Sealed Air Corp.,
515	4.875%, 12/01/22 (e)	530
765	5.125%, 12/01/24 (e)	794
275	6.500%, 12/01/20 (e)	308
826	Silgan Holdings, Inc., 5.500%, 02/01/22	847

		9,827

	Metals & Mining — 0.7%
650	AK Steel Corp., 8.750%, 12/01/18	591
	Alcoa, Inc.,
2,820	5.125%, 10/01/24	2,549
1,024	5.400%, 04/15/21	1,003
940	5.720%, 02/23/19	952
2,159	5.870%, 02/23/22	2,067
813	5.900%, 02/01/27	740
544	6.150%, 08/15/20	549
1,072	6.750%, 01/15/28	973
1,174	Allegheny Technologies, Inc., 7.625%, 08/15/23	810
	ArcelorMittal, (Luxembourg),
765	6.125%, 06/01/25	620
1,840	6.500%, 03/01/21	1,656
6,445	7.250%, 02/25/22	5,816
1,000	8.000%, 10/15/39	786
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	595
120	6.500%, 04/01/19	132
307	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	297
770	Commercial Metals Co., 4.875%, 05/15/23	662
	Corp. Nacional del Cobre de Chile, (Chile),
200	Reg. S, 3.000%, 07/17/22	188
200	Reg. S, 3.875%, 11/03/21	201
200	Reg. S, 4.500%, 08/13/23	200
400	Reg. S, 5.625%, 10/18/43	381
1,010	Freeport-McMoRan, Inc., 2.150%, 03/01/17	959
	Glencore Finance Canada Ltd., (Canada),
3,000	5.550%, 10/25/42 (e)	2,100
100	6.900%, 11/15/37 (e)	78
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	955
590	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	522

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
1,025	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	730
1,510	Nucor Corp., 6.400%, 12/01/37	1,593
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	534
	Rio Tinto Finance USA Ltd., (Australia),
1,121	3.750%, 09/20/21	1,110
500	9.000%, 05/01/19	580
150	Southern Copper Corp., 5.875%, 04/23/45	119
	Steel Dynamics, Inc.,
915	5.125%, 10/01/21	892
235	5.250%, 04/15/23	220
870	5.500%, 10/01/24	816
605	6.125%, 08/15/19	619
605	6.375%, 08/15/22	605
1,001	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	611

		34,811

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	715
750	5.375%, 02/01/25 (e)	716
250	Louisiana-Pacific Corp., 7.500%, 06/01/20	259

		1,690

	Total Materials	85,924

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.7%
	AT&T, Inc.,
1,496	3.000%, 06/30/22	1,483
520	3.600%, 02/17/23	529
465	3.875%, 08/15/21	488
1,543	4.300%, 12/15/42	1,318
466	4.350%, 06/15/45	397
407	4.750%, 05/15/46	372
4,200	4.800%, 06/15/44	3,845
1,030	5.350%, 09/01/40	1,003
610	5.500%, 02/01/18	650
1,500	6.300%, 01/15/38	1,625
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	712
2,025	BellSouth LLC, 6.875%, 10/15/31	2,352
	CCO Holdings LLC/CCO Holdings Capital Corp.,
576	5.250%, 03/15/21	599
6,030	5.375%, 05/01/25 (e)	5,970

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
167	5.750%, 09/01/23	169
602	5.875%, 04/01/24 (e)	615
592	5.875%, 05/01/27 (e)	592
1,266	6.500%, 04/30/21	1,316
655	6.625%, 01/31/22	688
215	7.000%, 01/15/19	219
313	Cincinnati Bell, Inc., 8.375%, 10/15/20	309
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	112
1,000	8.750%, 06/15/30	1,410
6,384	Embarq Corp., 7.995%, 06/01/36	6,065
	Frontier Communications Corp.,
245	6.250%, 09/15/21	217
685	7.125%, 03/15/19	688
205	8.125%, 10/01/18	212
2,150	8.500%, 04/15/20	2,188
1,090	9.000%, 08/15/31	888
4,234	9.250%, 07/01/21	4,234
844	10.500%, 09/15/22 (e)	853
2,562	11.000%, 09/15/25 (e)	2,565
590	GTE Corp., 6.940%, 04/15/28	695
255	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	77
	Level 3 Financing, Inc.,
532	5.375%, 01/15/24 (e)	545
1,959	6.125%, 01/15/21	2,047
3,241	7.000%, 06/01/20	3,399
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	763
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	940
330	Qwest Corp., 7.250%, 09/15/25	366
400	Sprint Capital Corp., 8.750%, 03/15/32	308
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	183
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	88
138	5.462%, 02/16/21	151
1,250	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	1,238
1,103	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,160
	Verizon Communications, Inc.,
447	3.000%, 11/01/21	454
590	3.500%, 11/01/24	602
1,300	3.850%, 11/01/42	1,089

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
2,102	4.150%, 03/15/24	2,238
482	4.400%, 11/01/34	453
1,868	4.500%, 09/15/20	2,031
646	4.522%, 09/15/48	590
2,071	4.672%, 03/15/55	1,829
4,611	4.862%, 08/21/46	4,505
257	5.012%, 08/21/54	239
705	5.150%, 09/15/23	798
27	6.400%, 09/15/33	31
153	6.550%, 09/15/43	187
1,523	Verizon New England, Inc., 7.875%, 11/15/29	1,895
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,557
350	Virgin Media Finance plc, (United Kingdom), 5.750%, 01/15/25 (e)	348
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	394
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,242
	Windstream Services LLC,
445	6.375%, 08/01/23	323
210	7.500%, 06/01/22	163
470	7.500%, 04/01/23	355
740	7.750%, 10/01/21	597

		79,563

	Wireless Telecommunication Services — 0.5%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	735
1,266	3.125%, 07/16/22	1,261
300	6.125%, 03/30/40	332
1,000	Crown Castle Towers LLC, 6.113%, 01/15/20 (e)	1,102
200	Empresa Nacional de Telecomunicaciones S.A., (Chile), 4.750%, 08/01/26 (e)	178
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	267
3,029	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	2,996
	Sprint Communications, Inc.,
2,050	7.000%, 03/01/20 (e)	2,014
900	7.000%, 08/15/20	706
1,669	9.000%, 11/15/18 (e)	1,733
	Sprint Corp.,
110	7.125%, 06/15/24	78
88	7.250%, 09/15/21	66
189	7.875%, 09/15/23	140

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — continued
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	283
806	6.000%, 03/01/23	830
867	6.125%, 01/15/22	891
5,676	6.250%, 04/01/21	5,946
1,460	6.375%, 03/01/25	1,475
188	6.464%, 04/28/19	193
146	6.500%, 01/15/24	150
662	6.500%, 01/15/26	671
305	6.625%, 11/15/20	317
1,294	6.625%, 04/01/23	1,352
265	6.633%, 04/28/21	277
323	6.731%, 04/28/22	338
159	6.836%, 04/28/23	165
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,165

		25,661

	Total Telecommunication Services	105,224

	Utilities — 1.7%
	Electric Utilities — 0.8%
	Alabama Power Co.,
234	3.750%, 03/01/45	223
891	6.125%, 05/15/38	1,113
589	Arizona Public Service Co., 2.200%, 01/15/20	591
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,037
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	184
	DTE Electric Co.,
340	3.900%, 06/01/21	367
381	3.950%, 06/15/42	393
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	858
200	5.250%, 01/15/18	214
1,100	6.050%, 04/15/38	1,410
115	Duke Energy Florida LLC, 5.650%, 06/15/18	125
280	Duke Energy Indiana LLC, 3.750%, 07/15/20	299
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	621
305	4.100%, 05/15/42	308
90	5.300%, 01/15/19	99
500	6.300%, 04/01/38	658
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	526

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,305
200	Eskom Holdings SOC Ltd., (South Africa), 7.125%, 02/11/25 (e)	173
140	Georgia Power Co., 5.950%, 02/01/39	168
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,360
842	Series HY, 8.400%, 01/15/22	1,115
457	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	509
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,219
	MidAmerican Energy Co.,
1,046	3.500%, 10/15/24	1,117
860	5.300%, 03/15/18	924
	Nevada Power Co.,
446	5.375%, 09/15/40	519
600	7.125%, 03/15/19	682
398	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	398
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	326
	Northern States Power Co.,
173	5.350%, 11/01/39	210
765	6.250%, 06/01/36	1,004
	Pacific Gas & Electric Co.,
898	3.500%, 06/15/25	938
214	3.750%, 08/15/42	202
267	4.500%, 12/15/41	280
1,010	5.625%, 11/30/17	1,077
	PacifiCorp,
700	3.850%, 06/15/21	753
880	5.750%, 04/01/37	1,070
250	Series F, 7.240%, 08/16/23	309
	PECO Energy Co.,
880	2.375%, 09/15/22	880
1,880	5.350%, 03/01/18	2,017
360	Potomac Electric Power Co., 6.500%, 11/15/37	477
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	937
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	311
198	3.200%, 11/15/20	208
35	6.500%, 08/01/38	48
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	214

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	95
1,100	Series G, 6.625%, 11/15/37	1,376
	Public Service Electric & Gas Co.,
416	5.375%, 11/01/39	507
155	Series I, 1.800%, 06/01/19	155
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	104
	Southern California Edison Co.,
735	1.845%, 02/01/22	724
450	Series 06-E, 5.550%, 01/15/37	541
285	Series 08-A, 5.950%, 02/01/38	362
292	Southern Co. (The), 1.950%, 09/01/16	293
842	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	754
120	Union Electric Co., 8.450%, 03/15/39	190
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	904
490	3.450%, 02/15/24	511
235	6.350%, 11/30/37	306
670	8.875%, 11/15/38	1,067
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
36	Xcel Energy, Inc., 4.800%, 09/15/41	38

		37,778

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,305
649	6.500%, 05/20/21	647
369	Boston Gas Co., 4.487%, 02/15/42 (e)	369
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	661
470	Dominion Gas Holdings LLC, 2.800%, 11/15/20	476
	Sabine Pass Liquefaction LLC,
2,213	5.625%, 04/15/23	2,041
578	5.625%, 03/01/25	524
905	5.625%, 02/01/21	864
2,500	5.750%, 05/15/24	2,302
1,071	6.250%, 03/15/22	1,020
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,339

		11,548

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.4%
	AES Corp.,
240	4.875%, 05/15/23	216
275	5.500%, 03/15/24	253
615	5.500%, 04/15/25	553
4,000	7.375%, 07/01/21	4,170
1,500	VAR, 3.635%, 06/01/19	1,425
	Calpine Corp.,
2,066	5.875%, 01/15/24 (e)	2,102
1,500	6.000%, 01/15/22 (e)	1,538
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	960
	NRG Energy, Inc.,
200	6.250%, 07/15/22	169
425	6.250%, 05/01/24	353
4,143	6.625%, 03/15/23	3,501
1,121	PSEG Power LLC, 4.150%, 09/15/21	1,148
491	Southern Power Co., 1.850%, 12/01/17	491
	Talen Energy Supply LLC,
1,763	4.625%, 07/15/19 (e)	1,419
937	6.500%, 06/01/25	647
	TerraForm Power Operating LLC,
354	5.875%, 02/01/23 (e)	266
188	6.125%, 06/15/25 (e)	138

		19,349

	Multi-Utilities — 0.2%
1,037	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,055
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	353
	Consumers Energy Co.,
491	4.350%, 08/31/64	493
925	6.700%, 09/15/19	1,073
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	488
46	Series C, 4.900%, 08/01/41	45
785	Series F, 5.250%, 08/01/33	842
434	DTE Energy Co., 2.400%, 12/01/19	436
585	NiSource Finance Corp., 6.400%, 03/15/18	635
555	NRG Yield Operating LLC, 5.375%, 08/15/24	488
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	272
685	6.000%, 06/01/26	862
500	6.000%, 06/01/39	645
	Sempra Energy,
406	3.550%, 06/15/24	406

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
255	6.150%, 06/15/18	274
75	6.500%, 06/01/16	76
589	9.800%, 02/15/19	704

		9,147

	Water Utilities — 0.0% (g)
622	American Water Capital Corp., 3.400%, 03/01/25	652

	Total Utilities	78,474

	Total Corporate Bonds (Cost $1,345,580)	1,302,462

Foreign Government Securities — 1.2%
600	Arab Republic of Egypt, (Egypt), Reg. S, 5.875%, 06/11/25 (e)	512
140	Argentina Bonar Bonds, (Argentina), Series X, 7.000%, 04/17/17 (d)	141
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	204
	Federative Republic of Brazil, (Brazil),
750	4.250%, 01/07/25	639
100	4.875%, 01/22/21	98
300	7.125%, 01/20/37	279
200	8.250%, 01/20/34	206
17	Series A, 8.000%, 01/15/18	18
	Gabonese Republic, (Gabon),
200	Reg. S, 6.375%, 12/12/24	161
400	Reg. S, 6.950%, 06/16/25	320
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	195
	Government of Dominican Republic, (Dominican Republic),
300	Reg. S, 5.500%, 01/27/25	288
140	Reg. S, 5.875%, 04/18/24	139
100	Reg. S, 6.600%, 01/28/24	104
30	6.850%, 01/27/45 (e)	28
100	6.850%, 01/27/45 (e)	93
250	6.875%, 01/29/26 (e)	258
420	Reg. S, 7.450%, 04/30/44	416
200	Reg. S, 7.500%, 05/06/21	216
107	Reg. S, 9.040%, 01/23/18	113
	Government of Jamaica, (Jamaica),
200	6.750%, 04/28/28	203
100	8.000%, 03/15/39	105
100	9.250%, 10/17/25	117
99	10.625%, 06/20/17	107

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
200	Government of Mongolia, (Mongolia), Reg. S, 5.125%, 12/05/22	138
200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	144
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,711
200	Kingdom of Jordan, (Jordan), 6.125%, 01/29/26 (e)	204
200	Kingdom of Morocco, (Morocco), Reg. S, 4.250%, 12/11/22	205
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	828
	Province of Quebec, (Canada),
300	Series A, 6.350%, 01/30/26	384
2,220	Series NN, 7.125%, 02/09/24	2,927
200	Provincia de Buenos Aires, (Argentina), Reg. S, 9.375%, 09/14/18	206
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,076
600	Republic of Angola, (Angola), Reg. S, 9.500%, 11/12/25 (e)	514
219	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S, 7.000%, 08/16/19	210
	Republic of Argentina, (Argentina),
830	2.535%, 12/31/38 (d)	546
1,100	6.266%, 12/15/35 (d)	127
527	8.280%, 12/31/33 (d)	621
112	8.395%, 12/31/33 (d)	132
100	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	103
126	Republic of Belize, (Belize), Reg. S, SUB, 5.000%, 02/20/38	62
440	Republic of Cameroon, (Cameroon), Reg. S, 9.500%, 11/19/25 (e)	388
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	178
599	5.000%, 06/15/45	503
400	5.625%, 02/26/44	362
150	6.125%, 01/18/41	143
100	7.375%, 03/18/19	112
140	7.375%, 09/18/37	152
240	8.125%, 05/21/24	289
370	10.375%, 01/28/33	498
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	178
730	Reg. S, 7.000%, 04/04/44	613
	Republic of Croatia, (Croatia),
700	Reg. S, 5.500%, 04/04/23	727

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

200	6.375%, 03/24/21 (e)	216
100	Reg. S, 6.625%, 07/14/20	108
200	Reg. S, 6.750%, 11/05/19	218
	Republic of Ecuador, (Ecuador),
200	Reg. S, 7.950%, 06/20/24	145
600	10.500%, 03/24/20 (e)	472
	Republic of El Salvador, (El Salvador),
200	Reg. S, 5.875%, 01/30/25	167
60	Reg. S, 6.375%, 01/18/27	50
230	Reg. S, 7.750%, 01/24/23	221
309	Reg. S, 8.250%, 04/10/32	283
600	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	667
	Republic of Hungary, (Hungary),
348	5.375%, 02/21/23	382
252	5.375%, 02/21/23	277
370	5.375%, 03/25/24	410
30	5.750%, 11/22/23	34
110	5.750%, 11/22/23	124
281	6.250%, 01/29/20	313
308	6.375%, 03/29/21	349
120	7.625%, 03/29/41	165
	Republic of Indonesia, (Indonesia),
200	Reg. S, 3.375%, 04/15/23	193
400	Reg. S, 4.125%, 01/15/25	396
300	Reg. S, 5.125%, 01/15/45	285
100	Reg. S, 5.875%, 03/13/20	111
200	Reg. S, 5.875%, 01/15/24	221
470	Reg. S, 5.950%, 01/08/46 (e)	489
200	Reg. S, 6.625%, 02/17/37	218
200	Reg. S, 6.750%, 01/15/44	222
100	Reg. S, 11.625%, 03/04/19	126
	Republic of Ivory Coast, (Ivory Coast),
300	Reg. S, 5.375%, 07/23/24	265
520	Reg. S, SUB, 5.750%, 12/31/32	458
400	Reg. S, 6.375%, 03/03/28	358
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	191
240	5.125%, 07/21/25 (e)	244
200	Reg. S, 6.500%, 07/21/45	201
200	Republic of Kenya, (Kenya), Reg. S, 6.875%, 06/24/24	183
	Republic of Lebanon, (Lebanon),
400	6.375%, 03/09/20	403
350	Reg. S, 6.600%, 11/27/26	342
635	Reg. S, 8.250%, 04/12/21	687

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
250	9.000%, 03/20/17	260
	Republic of Lithuania, (Lithuania),
300	Reg. S, 6.125%, 03/09/21	346
309	Reg. S, 7.375%, 02/11/20	364
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21	205
	Republic of Pakistan, (Pakistan),
654	Reg. S, 6.875%, 06/01/17	668
200	Reg. S, 8.250%, 04/15/24	202
	Republic of Panama, (Panama),
400	4.000%, 09/22/24	408
200	4.300%, 04/29/53	178
180	6.700%, 01/26/36	221
220	8.875%, 09/30/27	310
226	9.375%, 04/01/29	331
400	Republic of Paraguay, (Paraguay), Reg. S, 4.625%, 01/25/23	396
	Republic of Peru, (Peru),
EUR 190	3.750%, 03/01/30	206
160	4.125%, 08/25/27	164
660	5.625%, 11/18/50	708
100	6.550%, 03/14/37	119
150	7.350%, 07/21/25	192
373	8.750%, 11/21/33	535
	Republic of Philippines, (Philippines),
200	4.200%, 01/21/24	224
590	7.750%, 01/14/31	875
100	9.500%, 02/02/30	165
210	10.625%, 03/16/25	336
	Republic of Poland, (Poland),
520	3.000%, 03/17/23	521
220	4.000%, 01/22/24	236
279	5.000%, 03/23/22	312
90	5.125%, 04/21/21	101
	Republic of Romania, (Romania),
EUR 103	3.875%, 10/29/35 (e)	113
330	Reg. S, 4.375%, 08/22/23	351
142	Reg. S, 4.875%, 01/22/24	157
218	Reg. S, 6.125%, 01/22/44	262
212	Reg. S, 6.750%, 02/07/22	253
200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	181
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	311
49	Reg. S, SUB, 6.750%, 11/01/24	51
880	Reg. S, 7.250%, 09/28/21	989

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of South Africa, (South Africa),
200	4.665%, 01/17/24	195
200	5.500%, 03/09/20	209
100	5.500%, 03/09/20	104
450	5.875%, 09/16/25	471
ZAR 13,700	7.250%, 01/15/20	816
	Republic of Sri Lanka, (Sri Lanka),
200	Reg. S, 5.875%, 07/25/22	183
300	Reg. S, 6.250%, 10/04/20	290
200	Reg. S, 6.250%, 07/27/21	190
200	6.850%, 11/03/25 (e)	184
	Republic of Turkey, (Turkey),
200	4.250%, 04/14/26	190
200	4.875%, 04/16/43	176
400	5.625%, 03/30/21	425
760	5.750%, 03/22/24	808
285	6.000%, 01/14/41	291
420	7.000%, 03/11/19	461
200	7.000%, 06/05/20	223
245	7.375%, 02/05/25	289
	Republic of Ukraine, (Ukraine),
232	VAR, 0.000%, 05/31/40 (e)	71
300	7.750%, 09/01/20 (e)	273
380	7.750%, 09/01/21 (e)	342
380	7.750%, 09/01/22 (e)	338
	Republic of Uruguay, (Uruguay),
461	5.100%, 06/18/50	410
379	7.625%, 03/21/36	471
65	7.875%, 01/15/33	82
	Republic of Venezuela, (Venezuela),
571	Reg. S, 7.000%, 03/31/38	197
740	Reg. S, 7.650%, 04/21/25	263
120	Reg. S, 7.750%, 10/13/19	43
520	Reg. S, 9.000%, 05/07/23	191
170	9.250%, 09/15/27	68
190	Reg. S, 9.250%, 05/07/28	70
350	9.375%, 01/13/34	130
200	Republic of Vietnam, (Vietnam), Reg. S, 4.800%, 11/19/24	195
	Russian Federation, (Russia),
600	Reg. S, 3.500%, 01/16/19	600
400	Reg. S, 4.875%, 09/16/23	415
600	Reg. S, 5.000%, 04/29/20	625
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,131

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	United Mexican States, (Mexico),
EUR 140	3.375%, 02/23/31	151
1,585	3.600%, 01/30/25	1,575
300	3.625%, 03/15/22	307
70	4.750%, 03/08/44	66
600	5.550%, 01/21/45	627
MXN 4,000	Series M, 7.750%, 11/13/42	244

	Total Foreign Government Securities (Cost $58,348)	56,076

Mortgage Pass-Through Securities — 11.8%
	Federal Home Loan Mortgage Corp.,
66	ARM, 2.236%, 05/01/37	70
30	ARM, 2.250%, 08/01/36	30
184	ARM, 2.324%, 10/01/36	194
449	ARM, 2.559%, 10/01/37	476
142	ARM, 2.687%, 03/01/36	151
304	ARM, 3.257%, 03/01/36	319
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,227	4.000%, 02/01/26	2,369
128	4.500%, 10/01/18	132
11	5.000%, 05/01/18	12
1,413	5.500%, 01/01/21 - 12/01/24	1,529
95	6.000%, 11/01/21	101
3	7.500%, 01/01/17	3
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6,071	4.000%, 01/01/32	6,554
1,567	6.000%, 02/01/28	1,774
219	7.000%, 01/01/27	249
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
15,735	3.000%, 12/01/42 - 02/01/43	16,150
62	4.000%, 09/01/33	66
1,344	4.500%, 05/01/41	1,466
25	6.000%, 02/01/29	28
369	6.500%, 01/01/24 - 11/01/36	433
388	7.000%, 09/01/24 - 10/01/36	439
34	7.500%, 10/01/19 - 02/01/27	36
64	8.000%, 08/01/27	79
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,121	7.500%, 01/01/32 - 12/01/36	1,352
150	10.000%, 10/01/30	166
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
12,272	3.500%, 09/01/32 - 06/01/42	12,970

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,708	4.000%, 06/01/42 - 10/01/42	3,986
	Federal National Mortgage Association,
112	ARM, 1.898%, 07/01/37	116
74	ARM, 2.094%, 04/01/37	78
184	ARM, 2.167%, 07/01/37	194
157	ARM, 2.345%, 05/01/35	166
274	ARM, 2.373%, 03/01/37	290
324	ARM, 2.497%, 04/01/37	341
140	ARM, 2.547%, 01/01/34	146
21	ARM, 2.750%, 10/01/33	22
	Federal National Mortgage Association, 15 Year, Single Family,
108	4.000%, 07/01/18	113
856	5.000%, 05/01/18 - 07/01/25	906
24	5.500%, 08/01/17	24
281	6.000%, 09/01/19 - 08/01/22	299
	Federal National Mortgage Association, 20 Year, Single Family,
581	3.500%, 12/01/30	612
140	6.500%, 11/01/18	161
	Federal National Mortgage Association, 30 Year, Single Family,
15,610	3.000%, 01/01/43 - 02/01/43	16,039
18,208	4.000%, 06/01/43	19,925
15,031	4.500%, 12/01/39 - 09/01/40	16,371
7,678	5.000%, 10/01/39 - 06/01/44	8,553
581	5.500%, 12/01/28 - 09/01/34	654
2,770	6.000%, 03/01/34 - 08/01/37	3,192
397	6.500%, 04/01/28 - 10/01/38	459
601	7.000%, 03/01/28 - 04/01/37	718
158	7.500%, 10/01/26 - 11/01/38	181
2,849	8.000%, 08/01/22 - 12/01/36	3,603
24	8.500%, 10/01/25 - 12/01/25	26
2	9.000%, 01/01/19 - 04/01/25	3
	Federal National Mortgage Association, Other,
3,744	ARM, 0.780%, 01/01/23	3,742
2,892	1.770%, 02/01/20	2,913
1,792	2.140%, 04/01/19	1,826
3,788	2.410%, 01/01/23	3,877
7,374	2.440%, 02/01/23	7,557
10,050	2.480%, 02/01/25	10,114
3,975	2.510%, 01/01/23	4,091
18,777	2.640%, 06/01/25	19,016
3,900	2.650%, 03/01/23	4,041
18,325	2.730%, 04/01/25	18,661
1,435	2.750%, 03/01/22	1,502

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
4,811	2.764%, 06/01/23	4,988
18,640	2.810%, 04/01/25	19,149
11,707	2.880%, 07/01/27	11,899
15,460	2.900%, 12/01/24	15,980
10,000	2.920%, 01/01/25	10,342
31,595	2.965%, 12/01/24	32,789
11,233	3.050%, 09/01/24	11,734
29,120	3.070%, 02/01/25	30,457
9,880	3.074%, 12/01/24	10,437
1,743	3.370%, 11/01/20	1,873
1,680	3.380%, 01/01/18	1,733
5,265	3.450%, 01/01/24	5,703
90,399	3.500%, 05/01/32 - 06/01/43 (w)	95,518
15,000	3.510%, 08/01/23	16,261
1,517	3.590%, 10/01/20	1,633
4,966	3.640%, 12/01/23	5,410
1,544	3.660%, 12/01/21	1,679
1,413	3.743%, 06/01/18	1,471
5,300	3.760%, 03/01/24	5,827
1,000	3.770%, 09/01/21	1,093
13,331	4.000%, 07/01/42 - 07/01/43	14,339
1,275	4.060%, 07/01/21	1,409
2,001	4.180%, 12/01/19	2,171
3,637	4.260%, 12/01/19	3,957
6,007	4.340%, 06/01/21	6,699
2,302	4.369%, 02/01/20	2,519
3,000	4.399%, 02/01/20	3,302
18,235	4.500%, 01/01/20 - 12/01/43	20,099
1,880	4.640%, 01/01/21	2,106
51	5.000%, 12/01/32	56
95	5.500%, 09/01/17	97
35	6.500%, 04/01/36 - 07/01/36	37
	Government National Mortgage Association II, 30 Year, Single Family,
3,508	6.000%, 11/20/32 - 09/20/38	4,036
840	6.500%, 02/20/29 - 10/20/39	989
2,429	7.000%, 06/20/32 - 01/20/39	2,815
249	7.500%, 08/20/25 - 05/20/32	292
565	8.000%, 08/20/26 - 09/20/31	651
231	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	250
	Government National Mortgage Association, 30 Year, Single Family,
7,136	6.000%, 08/15/36	8,251
186	6.500%, 02/15/28 - 10/15/29	216
63	7.000%, 02/15/24 - 11/15/27	69

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

64	7.250%, 09/15/21 - 01/15/28	67
37	7.500%, 10/15/22 - 02/15/27	38
2	7.750%, 02/15/27	2
2	8.500%, 11/15/25	2
29	9.000%, 09/15/16 - 01/15/25	31
1	10.000%, 11/15/20	1

	Total Mortgage Pass-Through Securities (Cost $549,428)	562,143

Municipal Bonds — 0.3% (t)
	California — 0.1%
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,331
774	University of California, Series AD, Rev., 4.858%, 05/15/12[6]	790

		2,121

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[5]	372

	Illinois — 0.0% (g)
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,825

	New York — 0.1%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.289%, 03/15/33	670
1,165	Series H, Rev., 5.389%, 03/15/40	1,452
1,450	Port Authority of New York & New Jersey, Consolidated, Rev., 5.647%, 11/01/40	1,793
155	Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	192
740	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	743

		4,850

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,431
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[4]	1,658

		3,089

	Total Municipal Bonds (Cost $10,725)	12,257

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — 0.4% (x)
	Financials — 0.4%
	Banks — 0.3%
	Bank of America Corp.,
1,022	Series AA, VAR, 6.100%, 03/17/25	991
2,000	Series K, VAR, 8.000%, 01/30/18	2,000
362	BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25 (e)	338
	Citigroup, Inc.,
3,592	Series O, VAR, 5.875%, 03/27/20	3,345
1,545	Series Q, VAR, 5.950%, 08/15/20	1,453
581	VAR, 5.950%, 01/30/23	549
430	Series P, VAR, 5.950%, 05/15/25	404
813	Series M, VAR, 6.300%, 05/15/24	760
	Credit Agricole S.A., (France),
529	VAR, 6.625%, 09/23/19 (e)	466
621	VAR, 8.125%, 12/23/25 (e)	578
EUR 1,450	Lloyds Banking Group plc, (United Kingdom), VAR, 6.375%, 06/27/20	1,463
2,025	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	1,853

		14,200

	Capital Markets — 0.1%
	Goldman Sachs Group, Inc. (The),
2,253	Series M, VAR, 5.375%, 05/10/20	2,146
1,500	Series L, VAR, 5.700%, 05/10/19	1,436
	Morgan Stanley,
1,500	Series H, VAR, 5.450%, 07/15/19	1,403
940	Series J, VAR, 5.550%, 07/15/20	912

		5,897

	Total Preferred Securities (Cost $21,596)	20,097

Supranational — 0.0% (g)
1,000	African Development Bank, 8.800%, 09/01/19	1,226
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,001

	Total Supranational (Cost $2,402)	2,227

U.S. Government Agency Securities — 0.8%
	Federal National Mortgage Association,
7,360	4.015%, 06/01/17 (n)	7,287
1,500	5.625%, 07/15/37	2,104
385	6.250%, 05/15/29	550
1,000	8.200%, 03/10/16	1,002
1,275	Federal National Mortgage Association STRIPS, 3.754%, 05/15/30 (n)	837

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Financing Corp. STRIPS,
3,100	1.389%, 11/30/17 (n)	3,046
1,000	1.536%, 05/11/18 (n)	979
1,500	2.729%, 09/26/19 (n)	1,438
1,285	3.575%, 04/05/19 (n)	1,238
259	New Valley Generation II, 5.572%, 05/01/20	282
421	New Valley Generation V, 4.929%, 01/15/21	471
	Residual Funding Corp. STRIPS,
2,770	1.791%, 10/15/20 (n)	2,576
12,080	2.307%, 07/15/20 (n)	11,297
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,026
2,103	5.250%, 09/15/39	2,690
1,610	5.880%, 04/01/36	2,200
500	Tennessee Valley Authority STRIPS, 6.384%, 11/01/25 (n)	386

	Total U.S. Government Agency Securities (Cost $37,494)	39,409

U.S. Treasury Obligations — 22.9%
	U.S. Treasury Bonds,
20,600	2.500%, 02/15/45	20,069
50,000	2.875%, 08/15/45	52,633
19,000	3.000%, 05/15/42	20,714
74,378	3.000%, 11/15/44	80,319
42,260	3.000%, 05/15/45	45,601
42,852	3.000%, 11/15/45	46,295
85	3.500%, 02/15/39	101
9,250	3.625%, 08/15/43	11,285
5,000	4.375%, 11/15/39	6,756
8,400	4.500%, 02/15/36	11,557
3,890	4.500%, 05/15/38	5,366
10,044	4.500%, 08/15/39	13,812
2,500	5.250%, 02/15/29	3,436
21,000	5.500%, 08/15/28	29,265
2,625	7.875%, 02/15/21	3,455
7,920	8.000%, 11/15/21	10,803
13,600	8.125%, 05/15/21	18,239
10,000	8.125%, 08/15/21	13,568
5,000	8.500%, 02/15/20	6,427
6,000	8.750%, 08/15/20	7,961
6,905	8.875%, 08/15/17	7,720
	U.S. Treasury Coupon STRIPS,
15	1.973%, 08/15/23 (n)	13
6,495	2.204%, 02/15/21 (n)	6,067
7,390	2.223%, 05/15/22 (n)	6,703
7,251	2.251%, 05/15/20 (n)	6,865

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
15,000		2.302%, 05/15/21 (n)	13,921
640		2.535%, 02/15/22 (n)	584
225		2.707%, 02/15/23 (n)	201
11,239		3.111%, 08/15/17 (n)	11,118
185		3.195%, 08/15/19 (n)	178
6,916		3.402%, 02/15/17 (n)	6,868
14,565		3.495%, 11/15/17 (n)	14,363
14,610		3.589%, 11/15/21 (n)	13,434
5,000		3.694%, 08/15/22 (n)	4,509
5,000		3.823%, 11/15/22 (n)	4,484
42,000		4.335%, 11/15/33 (n)	27,309
1,606		4.431%, 08/15/18 (n)	1,573
4,000		4.442%, 02/15/18 (n)	3,936
2,615		5.048%, 02/15/28 (n)	2,026
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,980
		U.S. Treasury Notes,
140		0.500%, 08/31/16 (k)	140
10,300		0.875%, 07/31/19 (k)	10,252
149,100		1.000%, 12/15/17	149,648
64,000		1.000%, 05/31/18	64,240
129,000		1.250%, 02/29/20	129,559
2,000		1.375%, 01/31/20	2,019
126,000		1.375%, 03/31/20	127,098
2,765		1.500%, 08/31/18	2,811
4,750		1.500%, 05/31/19	4,829
22,879		1.625%, 12/31/19	23,323
100		2.000%, 04/30/16	100
2,000		2.125%, 08/15/21	2,080
11,000		2.250%, 11/30/17	11,275
130		2.625%, 04/30/16	131
4,115		2.875%, 03/31/18	4,289
1,000		3.125%, 10/31/16	1,016
3,954		3.125%, 05/15/19	4,223
1,250		3.250%, 03/31/17	1,284
8,000		4.250%, 11/15/17	8,466

		Total U.S. Treasury Obligations (Cost $1,042,355)	1,088,297

SHARES
Common Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e)	33

SHARES		SECURITY DESCRIPTION	VALUE

		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	43

		Total Consumer Discretionary	76

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a)	165

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	—	(h)

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A, ADR (a)	—	(h)

		Total Materials	—	(h)

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
68		NII Holdings, Inc. (a)	361

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
8		Dynegy, Inc. (a)	76

		Total Common Stocks (Cost $1,620)	678

Preferred Stocks — 0.1%
		Financials — 0.1%
		Insurance — 0.1%
11		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	349
2		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.742%, 03/29/16 ($1,000 par value) @	1,939

		Total Financials	2,288

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
1		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,039

		Materials — 0.0%
		Containers & Packaging — 0.0%
1		Constar International, Inc., Class A (a)	—

		Total Preferred Stocks (Cost $3,490)	3,327

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 1.0%
	Consumer Discretionary — 0.4%
	Automobiles — 0.0% (g)
865	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	860

	Hotels, Restaurants & Leisure — 0.3%
14,979	Lila Mexican Holdings LLC, Tranche B, VAR, 3.427%, 08/11/22	14,379

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, VAR, 7.189%, 01/30/19	490
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.939%, 07/30/19	387
512	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	506
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/20/15 (d)	—	(h)

		1,383

	Specialty Retail — 0.1%
1,308	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,267
284	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	281
1,200	Staples, Inc., Escrow Term Loan, VAR, 4.750%, 02/02/22 ^	1,190

		2,738

	Total Consumer Discretionary	19,360

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.2%
1,796	Albertson’s LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	1,753
1,243	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	1,208
1,181	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,176
1,812	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,705

		5,842

	Food Products — 0.0% (g)
555	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	538
400	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	401

		939

	Total Consumer Staples	6,781

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
551	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	391

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
1,129	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,038

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	395
121	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	118

		513

	Health Care Providers & Services — 0.0% (g)
220	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23 ^	219
722	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	714

		933

	Pharmaceuticals — 0.0% (g)
495	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	462

	Total Health Care	1,908

	Industrials — 0.2%
	Commercial Services & Supplies — 0.2%
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Information Technology — 0.1%
	IT Services — 0.0% (g)
1,135	First Data Corp., Term Loan, VAR, 3.934%, 09/24/18	1,118

	Semiconductors & Semiconductor Equipment — 0.1%
1,330	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 4.250%, 02/01/23	1,311
992	Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23	990
296	NXP B.V./NXP Funding LLC, Tranche B Loan, (Netherlands), VAR, 3.750%, 12/07/20	295

		2,596

	Total Information Technology	3,714

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
446	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	440

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
809	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	773
1,000	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	969

	Total Telecommunication Services	1,742

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	215
364	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	361
4,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	1,124
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	561

	Total Utilities	2,261

	Total Loan Assignments (Cost $54,867)	47,635

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
1	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $— (h))	—	(h)

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
206,704	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $206,704)	206,704

	Total Investments — 99.6% (Cost $4,738,047)	4,740,215
	Other Assets in Excess of Liabilities — 0.4%	20,387

	NET ASSETS — 100.0%	$4,760,602

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
878	2 Year U.S. Treasury Note	06/30/16	USD	191,884	(266)
9	5 Year U.S. Treasury Note	06/30/16	USD	1,089	2

	Short Futures Outstanding
(102)	10 Year U.S. Treasury Note	06/21/16	USD	(13,313)	5
(8)	U.S. Treasury Long Bond	06/21/16	USD	(1,316)	— (h)
(4)	5 Year U.S. Treasury Note	06/30/16	USD	(484)	(1)

					(260)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,588	EUR	Goldman Sachs International	03/09/16	7,371	7,168	(203)
4,574	MXN	Goldman Sachs International	03/31/16	252	252	— (h)
				7,623	7,420	(203)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Merrill Lynch International	03/09/16	2,228	2,212	16
2,285	EUR	Australia and New Zealand Banking Group Limited	03/09/16	2,543	2,487	56
5,681	EUR	Royal Bank of Scotland	03/09/16	6,195	6,182	13
139	EUR	Deutsche Bank AG	03/31/16	153	151	2
289	EUR	Goldman Sachs International	03/31/16	316	315	1
102	EUR	HSBC Bank, N.A.	03/31/16	111	111	— (h)
104,000	JPY	HSBC Bank, N.A.	03/09/16	848	922	(74)
4,574	MXN	Deutsche Bank AG	03/31/16	249	252	(3)
13,167	ZAR	Standard Chartered Bank	03/09/16	887	828	59
				13,530	13,460	70

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	100,000	10,849	(10,471)
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	4.481%	45,000	(1,303)	1,268

					9,546	(9,203)

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swap
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.795% semi-annually	3 month LIBOR quarterly	08/08/19	5,000	(143)

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 39.8%
	Agency CMO — 39.8%
	Federal Home Loan Mortgage Corp. REMIC,
33	Series 1343, Class LA, 8.000%, 08/15/22	38
229	Series 1367, Class K, 5.500%, 09/15/22	246
41	Series 1591, Class E, 10.000%, 10/15/23	43
354	Series 1633, Class Z, 6.500%, 12/15/23	388
306	Series 1694, Class PK, 6.500%, 03/15/24	339
2,152	Series 1785, Class A, 6.000%, 10/15/23	2,359
122	Series 1999, Class PU, 7.000%, 10/15/27	138
230	Series 2031, Class PG, 7.000%, 02/15/28	269
651	Series 2035, Class PC, 6.950%, 03/15/28	746
472	Series 2064, Class PD, 6.500%, 06/15/28	540
368	Series 2095, Class PE, 6.000%, 11/15/28	420
173	Series 2152, Class BD, 6.500%, 05/15/29	184
889	Series 2162, Class TH, 6.000%, 06/15/29	1,021
6	Series 2345, Class PQ, 6.500%, 08/15/16	6
493	Series 2367, Class ME, 6.500%, 10/15/31	562
487	Series 2480, Class EJ, 6.000%, 08/15/32	541
728	Series 2562, Class PG, 5.000%, 01/15/18	746
3,778	Series 2611, Class QZ, 5.000%, 05/15/33	4,346
223	Series 2647, Class A, 3.250%, 04/15/32	235
390	Series 2651, Class VZ, 4.500%, 07/15/18	404
1,442	Series 2656, Class BG, 5.000%, 10/15/32	1,483
685	Series 2688, Class DG, 4.500%, 10/15/23	733
1,665	Series 2773, Class TB, 4.000%, 04/15/19	1,720
2,334	Series 2841, Class AT, 4.000%, 08/15/19	2,411
939	Series 2882, Class QD, 4.500%, 07/15/34	1,009
5,003	Series 2915, Class MU, 5.000%, 01/15/35	5,495
1,048	Series 2927, Class GA, 5.500%, 10/15/34	1,137
2,057	Series 2931, Class QD, 4.500%, 02/15/20	2,141
666	Series 3085, Class VS, HB, IF, 27.012%, 12/15/35	1,200
2,178	Series 3181, Class OP, PO, 07/15/36	2,094
2,236	Series 3188, Class GE, 6.000%, 07/15/26	2,523
7,174	Series 3325, Class JL, 5.500%, 06/15/37	7,853
5,292	Series 3341, Class PE, 6.000%, 07/15/37	5,966
1,766	Series 3413, Class B, 5.500%, 04/15/37	1,968
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,493
5,249	Series 3737, Class DG, 5.000%, 10/15/30	5,724
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,275
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,262
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,186
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,746
21,359	Series 3981, Class PA, 3.000%, 04/15/31	21,906
14,366	Series 4002, Class MV, 4.000%, 01/15/30	15,308

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
16,416	Series 4039, Class SA, IF, IO, 6.073%, 05/15/42	3,006
12,000	Series 4047, Class PB, 3.500%, 01/15/41	13,004
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,545
4,651	Series 4066, Class VB, 3.500%, 01/15/29	5,096
3,241	Series 4181, Class VA, 3.000%, 05/15/26	3,407
23,524	Series 4186, Class JE, 2.000%, 03/15/33	23,774
15,005	Series 4188, Class JG, 2.000%, 04/15/33	15,232
11,330	Series 4206, Class DA, 2.000%, 05/15/33	11,516
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,575
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,784
5,786	Series 4365, Class HZ, 3.000%, 01/15/40	5,700
10,000	Series 4458, Class BW, 3.000%, 04/15/35	10,214
	Federal Home Loan Mortgage Corp. STRIPS,
34	Series 155, Class IO, IO, 7.000%, 11/01/23	6
18,849	Series 264, Class 30, 3.000%, 07/15/42	19,262
11,340	Series 267, Class 30, 3.000%, 08/15/42	11,674
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,670	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	1,984
1,872	Series T-54, Class 2A, 6.500%, 02/25/43	2,253
857	Series T-56, Class APO, PO, 05/25/43	766
	Federal National Mortgage Association - ACES,
4,464	Series 2015-M13, Class A2, VAR, 2.710%, 06/25/25	4,582
11,927	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	12,368
631	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	722
	Federal National Mortgage Association REMIC,
14	Series 1988-16, Class B, 9.500%, 06/25/18	14
3	Series 1990-57, Class J, 7.000%, 05/25/20	3
109	Series 1993-110, Class H, 6.500%, 05/25/23	123
85	Series 1993-146, Class E, PO, 05/25/23	81
1,359	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,535
16	Series 1993-205, Class H, PO, 09/25/23	15
23	Series 1993-217, Class H, PO, 08/25/23	22
18	Series 1993-228, Class G, PO, 09/25/23	17
484	Series 1994-37, Class L, 6.500%, 03/25/24	555
1,747	Series 1994-51, Class PV, 6.000%, 03/25/24	1,920
855	Series 1998-58, Class PC, 6.500%, 10/25/28	962

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	143

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
267	Series 2000-8, Class Z, 7.500%, 02/20/30	319
449	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	53
31	Series 2002-2, Class UC, 6.000%, 02/25/17	32
31	Series 2002-3, Class PG, 5.500%, 02/25/17	31
459	Series 2002-73, Class OE, 5.000%, 11/25/17	470
615	Series 2002-92, Class FB, VAR, 1.086%, 04/25/30	626
4,007	Series 2003-21, Class PZ, 4.500%, 03/25/33	4,321
164	Series 2003-67, Class SA, HB, IF, 42.667%, 10/25/31	286
1,743	Series 2003-81, Class MC, 5.000%, 12/25/32	1,777
2,717	Series 2003-128, Class DY, 4.500%, 01/25/24	2,905
1,100	Series 2004-46, Class QD, HB, IF, 22.257%, 03/25/34	1,637
1,605	Series 2004-54, Class FL, VAR, 0.836%, 07/25/34	1,611
1,851	Series 2004-60, Class PA, 5.500%, 04/25/34	1,942
7,476	Series 2005-22, Class EH, 5.000%, 04/25/35	8,167
1,347	Series 2005-58, Class EP, 5.500%, 07/25/35	1,485
1,716	Series 2005-62, Class DX, 5.000%, 05/25/34	1,773
1,621	Series 2005-83, Class LA, 5.500%, 10/25/35	1,820
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,296
4,763	Series 2006-3, Class SB, IF, IO, 6.264%, 07/25/35	747
8,119	Series 2006-51, Class FP, VAR, 0.786%, 03/25/36	8,145
99	Series 2006-81, Class FA, VAR, 0.786%, 09/25/36	99
1,063	Series 2006-110, Class PO, PO, 11/25/36	1,008
3,457	Series 2007-76, Class PE, 6.000%, 08/25/37	3,859
862	Series 2009-89, Class A1, 5.410%, 05/25/35	909
46	Series 2010-4, Class SL, IF, 10.607%, 02/25/40	63
1,549	Series 2010-11, Class CB, 4.500%, 02/25/40	1,669

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,824
5,474	Series 2010-68, Class EP, 4.500%, 12/25/39	5,886
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,632
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,667
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,485
14,520	Series 2012-47, Class QE, 4.000%, 05/25/38	15,269
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,702
9,152	Series 2012-60, Class EP, 3.000%, 04/25/42	9,372
19,118	Series 2012-63, Class VA, 4.000%, 08/25/23	20,589
1,400	Series 2012-141, Class PB, 2.500%, 12/25/42	1,332
5,300	Series 2013-106, Class PY, 3.000%, 10/25/33	5,407
3,699	Series 2013-130, Class GY, 3.500%, 01/25/34	4,067
6,000	Series 2015-11, Class AQ, 3.000%, 03/25/35	6,066
11,897	Series 2015-48, Class DE, 3.000%, 10/25/44	12,300
10	Series G92-35, Class EB, 7.500%, 07/25/22	11
26	Series G92-44, Class ZQ, 8.000%, 07/25/22	27
	Federal National Mortgage Association REMIC Trust,
168	Series 1999-W4, Class A9, 6.250%, 02/25/29	186
1,782	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,959
781	Series 2003-W1, Class 1A1, VAR, 5.711%, 12/25/42	898
415	Series 2003-W1, Class 2A, VAR, 6.361%, 12/25/42	490
2,716	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,210
1,826	Series 2009-W1, Class A, 6.000%, 12/25/49	2,106
	Federal National Mortgage Association STRIPS,
2,022	Series 278, Class 1, VAR, 1.125%, 08/25/25	2,060
672	Series 278, Class 3, VAR, 1.182%, 11/25/23	678

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
312	Series 343, Class 23, IO, 4.000%, 10/25/18	12
	Government National Mortgage Association,
342	Series 1998-22, Class PD, 6.500%, 09/20/28	400
197	Series 1999-17, Class L, 6.000%, 05/20/29	221
5,321	Series 2001-64, Class PB, 6.500%, 12/20/31	6,096
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,847
983	Series 2008-15, Class NB, 4.500%, 02/20/38	1,060
5,016	Series 2008-40, Class SA, IF, IO, 5.970%, 05/16/38	953
20,559	Series 2009-42, Class TX, 4.500%, 06/20/39	22,387
663	Series 2009-52, Class MA, 5.000%, 11/20/36	672
4,752	Series 2009-69, Class WM, 5.500%, 08/20/39	5,161
12,834	Series 2011-29, Class Z, 5.000%, 05/20/40	15,481

	Total Collateralized Mortgage Obligations (Cost $498,358)	519,484

Commercial Mortgage-Backed Securities — 1.8%
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.205%, 03/25/25	6,379
6,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	6,923
3,519	Series K049, Class A2, 3.010%, 07/25/25	3,668
6,716	Series K052, Class A2, 3.151%, 11/25/25	7,077

	Total Commercial Mortgage-Backed Securities (Cost $23,420)	24,047

Foreign Government Security — 0.6%
7,527	Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,913)	7,154

Mortgage Pass-Through Securities — 8.4%
	Federal Home Loan Mortgage Corp.,
6	ARM, 1.894%, 02/01/19	6
3	ARM, 1.895%, 07/01/30	3
7	ARM, 2.030%, 03/01/18	7
31	ARM, 2.070%, 08/01/18	31
15	ARM, 2.375%, 06/01/18	15
1,386	ARM, 2.488%, 03/01/37	1,463
35	ARM, 2.398%, 01/01/21	35
122	ARM, 2.462%, 01/01/27	128

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16	ARM, 2.483%, 04/01/30	17
14	ARM, 2.591%, 11/01/18	14
1	ARM, 2.945%, 01/01/20	1
44	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	45
275	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	297
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,252	4.500%, 10/01/40	1,362
301	5.500%, 11/01/33	336
88	6.000%, 02/01/32	102
393	6.500%, 01/01/24 - 06/01/29	451
833	7.000%, 08/01/25 - 09/01/29	981
43	7.500%, 09/01/24 - 08/01/25	48
24	8.000%, 11/01/24	26
97	8.500%, 05/01/24 - 07/01/28	114
1	9.000%, 10/01/17 - 11/01/21	1
	Federal National Mortgage Association,
154	ARM, 1.875%, 06/01/17 - 08/01/30	158
80	ARM, 1.894%, 11/01/27 - 11/01/40	84
28	ARM, 1.902%, 06/01/29	29
21	ARM, 2.520%, 07/01/17	21
16	ARM, 2.584%, 08/01/19	16
26	ARM, 2.750%, 01/01/29	27
21	ARM, 4.062%, 09/01/27	22
8	ARM, 5.997%, 04/01/19	8
4	ARM, 6.000%, 12/01/18	4
	Federal National Mortgage Association, 15 Year, Single Family,
3,012	4.000%, 04/01/19 - 09/01/25	3,204
773	4.500%, 03/01/19	803
222	5.500%, 11/01/16 - 03/01/18	226
365	Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 11/01/23	404
	Federal National Mortgage Association, 30 Year, Single Family,
14,518	3.500%, 05/01/42 - 12/01/45	15,303
16,294	4.000%, 06/01/43 - 11/01/43	17,635
538	4.500%, 03/01/38	586
1,703	5.000%, 11/01/33	1,927
10,731	5.500%, 02/01/29 - 05/01/36	12,244
1,569	6.000%, 07/01/36	1,828
371	6.500%, 06/01/26 - 04/01/32	441
3,344	7.000%, 02/01/24 - 03/01/35	4,122
96	7.500%, 03/01/30 - 04/01/30	99
13	10.000%, 10/01/16 - 07/01/20	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	145

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal National Mortgage Association, Other,
4,886	VAR, 1.220%, 12/01/25	4,874
6,500	2.810%, 04/01/25	6,678
6,500	3.100%, 01/01/26	6,846
7,448	3.117%, 01/01/22	7,946
9,029	3.259%, 01/01/22	9,681
3,000	3.300%, 11/01/26	3,164
4,335	3.765%, 12/01/25	4,736
67	6.000%, 09/01/28	77
	Government National Mortgage Association II, 30 Year, Single Family,
180	8.000%, 11/20/26 - 11/20/27	217
	Government National Mortgage Association, 30 Year, Single Family,
2	6.000%, 10/15/23	2
437	6.500%, 06/15/23 - 02/15/24	502
174	7.000%, 12/15/22 - 06/15/28	182
275	7.500%, 02/15/22 - 02/15/28	302
106	8.000%, 07/15/22 - 08/15/26	116
225	9.000%, 07/15/16 - 11/15/24	251
2	9.500%, 08/15/17 - 09/15/20	2

	Total Mortgage Pass-Through Securities (Cost $105,313)	110,263

U.S. Government Agency Securities — 20.4%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	13,043
12,824	5.750%, 12/07/28	17,196
	Federal National Mortgage Association,
10,000	6.250%, 05/15/29	14,282
30,000	9.055%, 10/09/19 (n)	28,327
	Federal National Mortgage Association STRIPS,
10,000	4.301%, 05/15/30 (n)	6,570
8,000	6.412%, 05/15/23 (n)	6,984
9,200	13.075%, 05/29/26 (n)	7,135
26,153	Financing Corp. STRIPS, 11.185%, 12/06/18 (n)	25,370
	Residual Funding Corp. STRIPS,
18,300	1.935%, 10/15/20 (n)	17,017
57,000	2.125%, 07/15/20 (n)	53,306
5,000	2.267%, 01/15/21 (n)	4,581
34,520	5.736%, 10/15/19 (n)	32,797
10,000	6.764%, 01/15/30 (n)	6,868
5,000	14.171%, 04/15/30 (n)	3,365
15,000	Resolution Funding Corp. STRIPS, 14.658%, 04/15/28 (n)	10,946

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee Valley Authority STRIPS,
14,740	5.073%, 12/15/17 (n)	14,456
4,500	11.106%, 07/15/16 (n)	4,483

	Total U.S. Government Agency Securities (Cost $233,916)	266,726

U.S. Treasury Obligations — 25.2%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	27,402
2,500	7.125%, 02/15/23	3,430
13,140	7.250%, 05/15/16	13,326
3,935	7.250%, 08/15/22	5,340
3,635	8.000%, 11/15/21	4,958
3,190	8.875%, 08/15/17	3,566
1,020	9.000%, 11/15/18	1,241
	U.S. Treasury Coupon STRIPS,
72,500	2.044%, 05/15/20 (n)	68,636
1,190	6.988%, 05/15/16 (n)	1,189
55,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	60,339
	U.S. Treasury Notes,
25,000	0.625%, 05/31/17	24,963
35,000	1.875%, 09/30/17	35,598
20,000	2.000%, 08/15/25	20,443
30,000	2.625%, 11/15/20	31,876
25,000	4.250%, 11/15/17	26,457
1,020	4.750%, 08/15/17	1,079

	Total U.S. Treasury Obligations (Cost $317,955)	329,843

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
47,069	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $47,069)	47,069

	Total Investments — 99.8% (Cost $1,232,944)	1,304,586
	Other Assets in Excess of Liabilities — 0.2%	2,196

	NET ASSETS — 100.0%	$1,306,782

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
3	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.936%, 09/25/34	3
2,664	Unipac IX LLC, 13.000%, 05/15/16	2,421

	Total Asset-Backed Securities (Cost $2,664)	2,424

Convertible Bonds — 0.2%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
1,654	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—	(h)

	Utilities — 0.2%
	Electric Utilities — 0.1%
3,987	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	7,656

	Independent Power & Renewable Electricity Producers — 0.1%
8,500	NRG Yield, Inc., 3.250%, 06/01/20 (e)	6,938

	Total Utilities	14,594

	Total Convertible Bonds (Cost $13,248)	14,594

Corporate Bonds — 85.1%
	Consumer Discretionary — 18.2%
	Auto Components — 1.7%
	American Axle & Manufacturing, Inc.,
1,474	6.250%, 03/15/21	1,485
4,350	6.625%, 10/15/22	4,405
	Goodyear Tire & Rubber Co. (The),
14,710	5.125%, 11/15/23	15,115
2,054	6.500%, 03/01/21	2,163
24,455	7.000%, 05/15/22	26,167
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3,920	4.875%, 03/15/19	3,636
15,537	5.875%, 02/01/22	13,556
4,725	6.000%, 08/01/20	4,394
3,849	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	3,945
21,285	MPG Holdco I, Inc., 7.375%, 10/15/22	20,114
4,029	Tenneco, Inc., 5.375%, 12/15/24	4,170
	ZF North America Capital, Inc.,
13,519	4.000%, 04/29/20 (e)	13,603
16,949	4.500%, 04/29/22 (e)	16,716
17,741	4.750%, 04/29/25 (e)	16,943

		146,412

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — 0.7%
	Fiat Chrysler Automobiles N.V., (Netherlands),
20,792	4.500%, 04/15/20	20,480
10,746	5.250%, 04/15/23	10,155
	Jaguar Land Rover Automotive plc, (United Kingdom),
17,269	4.125%, 12/15/18 (e)	17,658
11,353	4.250%, 11/15/19 (e)	11,410
4,150	5.625%, 02/01/23 (e)	4,160
	Motors Liquidation Co.,
50	0.684%, 06/01/49 (d)	—	(h)
973	5.250%, 03/06/32 (d)	—	(h)
953	6.250%, 07/15/33 (d)	—	(h)
10,255	6.750%, 05/01/28 (d)	—	(h)
246	7.250%, 04/15/41 (d)	—	(h)
284	7.250%, 07/15/41 (d)	—	(h)
548	7.250%, 02/15/52 (d)	—	(h)
404	7.375%, 05/15/48 (d)	—	(h)
6,000	7.375%, 05/23/48 (d)	—	(h)
47	7.375%, 10/01/51 (d)	—	(h)
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)
34,006	8.375%, 07/15/33 (d)	—	(h)

		63,863

	Distributors — 0.3%
3,769	American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 (e)	3,882
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
7,000	6.750%, 05/20/20	7,105
14,985	7.000%, 05/20/22	15,378
6,000	Global Partners LP/GLP Finance Corp., 7.000%, 06/15/23	3,900

		30,265

	Diversified Consumer Services — 0.2%
	Service Corp. International,
5,445	5.375%, 05/15/24	5,792
10,170	8.000%, 11/15/21	11,848

		17,640

	Hotels, Restaurants & Leisure — 3.4%
	1011778 B.C. ULC/New Red Finance, Inc., (Canada),
2,852	4.625%, 01/15/22 (e)	2,902
15,965	6.000%, 04/01/22 (e)	16,643

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	147

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
18,723	Boyd Gaming Corp., 6.875%, 05/15/23	19,238
4,515	CCM Merger, Inc., 9.125%, 05/01/19 (e)	4,594
4,232	Choice Hotels International, Inc., 5.750%, 07/01/22	4,459
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	12,262
9,622	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	9,117
2,910	Eldorado Resorts, Inc., 7.000%, 08/01/23	2,903
9,560	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	9,273
19,605	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	19,311
9,370	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	8,948
6,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,225
8,440	Landry’s, Inc., 9.375%, 05/01/20 (e)	8,841
	MGM Resorts International,
4,325	5.250%, 03/31/20	4,412
14,315	6.000%, 03/15/23	14,673
15,080	6.625%, 12/15/21	16,023
13,635	6.750%, 10/01/20	14,589
13,115	7.750%, 03/15/22	14,295
7,345	8.625%, 02/01/19	8,318
460	NCL Corp., Ltd., (Bermuda), 5.250%, 11/15/19 (e)	460
3,201	Real Mex Restaurants, Inc., 7.000%, 03/21/16	2,637
6,508	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	6,557
	Scientific Games International, Inc.,
9,180	7.000%, 01/01/22 (e)	8,928
21,935	10.000%, 12/01/22	17,219
19,080	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	18,985
14,579	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	15,672
6,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	6,030
9,231	Station Casinos LLC, 7.500%, 03/01/21	9,635
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,965	5.375%, 03/15/22	1,960
17,545	5.500%, 03/01/25 (e)	16,756
	Yum! Brands, Inc.,
9,073	3.750%, 11/01/21	8,262
2,487	3.875%, 11/01/20	2,394

		312,521

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — 1.4%
5,080	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	4,242
	CalAtlantic Group, Inc.,
4,195	5.375%, 10/01/22	4,195
7,579	5.875%, 11/15/24	7,939
9,130	8.375%, 01/15/21	10,408
	D.R. Horton, Inc.,
3,313	4.375%, 09/15/22	3,305
8,082	4.750%, 02/15/23	7,981
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,300
4,242	4.500%, 11/15/19	4,372
10,886	4.750%, 05/30/25	10,532
8,473	4.875%, 12/15/23	8,261
3,360	6.950%, 06/01/18	3,595
9,000	M/I Homes, Inc., 6.750%, 01/15/21	8,708
	Meritage Homes Corp.,
7,828	7.000%, 04/01/22	8,121
990	7.150%, 04/15/20	1,030
6,523	PulteGroup, Inc., 5.500%, 03/01/26	6,596
9,559	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	8,794
9,520	Tempur Sealy International, Inc., 5.625%, 10/15/23 (e)	9,663
8,968	Toll Brothers Finance Corp., 4.875%, 11/15/25	8,699
9,940	WCI Communities, Inc., 6.875%, 08/15/21	9,990

		130,731

	Internet & Catalog Retail — 0.3%
	Netflix, Inc.,
5,309	5.375%, 02/01/21	5,694
9,800	5.500%, 02/15/22	10,290
11,575	5.750%, 03/01/24	12,139

		28,123

	Media — 8.6%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	4
1,450	8.125%, 07/15/03 (d)	6
3,175	9.375%, 11/15/09 (d)	12
3,500	10.875%, 10/01/10 (d)	13
	Altice Luxembourg S.A., (Luxembourg),
7,020	7.625%, 02/15/25 (e)	6,423
17,160	7.750%, 05/15/22 (e)	16,603
5,860	AMC Entertainment, Inc., 5.875%, 02/15/22	6,065

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
4,630	AMC Networks, Inc., 4.750%, 12/15/22	4,699
	Cablevision Systems Corp.,
27,306	8.000%, 04/15/20	25,668
2,705	8.625%, 09/15/17	2,875
4,323	CCO Safari II LLC, 4.464%, 07/23/22 (e)	4,389
35,883	CCOH Safari LLC, 5.750%, 02/15/26 (e)	35,977
9,225	Cenveo Corp., 8.500%, 09/15/22 (e)	3,413
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
4,667	5.125%, 12/15/21 (e)	4,282
14,020	5.125%, 12/15/21 (e)	12,863
	Cinemark USA, Inc.,
3,000	4.875%, 06/01/23	3,000
2,761	5.125%, 12/15/22	2,806
	Clear Channel Worldwide Holdings, Inc.,
19,765	6.500%, 11/15/22	17,937
2,650	Series A, 7.625%, 03/15/20	2,156
15,950	Series B, 6.500%, 11/15/22	15,472
28,451	Series B, 7.625%, 03/15/20	25,037
11,558	CSC Holdings LLC, 6.750%, 11/15/21	11,731
	DISH DBS Corp.,
11,035	5.000%, 03/15/23	9,766
8,355	5.875%, 11/15/24	7,507
67,932	6.750%, 06/01/21	69,206
11,145	7.875%, 09/01/19	12,073
15,785	Gray Television, Inc., 7.500%, 10/01/20	16,594
	iHeartCommunications, Inc.,
11,922	9.000%, 12/15/19	8,405
1,365	9.000%, 03/01/21	930
2,225	Lamar Media Corp., 5.000%, 05/01/23	2,247
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,116
	LIN Television Corp.,
16,225	5.875%, 11/15/22	16,327
150	6.375%, 01/15/21	156
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,044
5,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	5,659
30,700	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	31,084
	Numericable-SFR S.A., (France),
2,935	4.875%, 05/15/19 (e)	2,934
47,955	6.000%, 05/15/22 (e)	47,475
11,702	Reg. S, 6.250%, 05/15/24 (e)	11,409

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
6,056	5.625%, 02/15/24	6,302
6,019	5.875%, 03/15/25	6,200
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,918
3,825	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
9,791	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	9,448
	Regal Entertainment Group,
16,800	5.750%, 03/15/22	16,989
4,975	5.750%, 02/01/25	4,826
	Sinclair Television Group, Inc.,
14,930	5.375%, 04/01/21	15,136
10,740	5.625%, 08/01/24 (e)	10,713
3,500	6.375%, 11/01/21	3,631
	Sirius XM Radio, Inc.,
15,445	4.625%, 05/15/23 (e)	15,059
7,025	5.375%, 04/15/25 (e)	7,007
15,866	5.750%, 08/01/21 (e)	16,461
	TEGNA, Inc.,
4,661	4.875%, 09/15/21 (e)	4,778
5,365	5.500%, 09/15/24 (e)	5,499
16,765	6.375%, 10/15/23	17,980
13,539	Time Warner Cable, Inc., 7.300%, 07/01/38	14,285
10,149	Tribune Media Co., 5.875%, 07/15/22 (e)	10,149
9,803	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	10,097
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
3,350	5.000%, 01/15/25 (e)	3,360
11,655	5.500%, 01/15/23 (e)	12,209
	Univision Communications, Inc.,
26,085	5.125%, 05/15/23 (e)	25,890
19,190	5.125%, 02/15/25 (e)	18,782
31,362	6.750%, 09/15/22 (e)	33,281
13,175	8.500%, 05/15/21 (e)	13,241
19,866	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	20,164
	WMG Acquisition Corp.,
7,083	5.625%, 04/15/22 (e)	7,030
22,439	6.750%, 04/15/22 (e)	21,093
4,575	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e)	4,438

		795,329

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — 0.4%
25,000	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	26,594
3,152	J.C. Penney Corp., Inc., 8.125%, 10/01/19	3,191
12,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	8,459

		38,244

	Specialty Retail — 1.1%
6,000	Caleres, Inc., 6.250%, 08/15/23	5,940
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	5,525
27,405	8.875%, 03/15/19	4,110
32,700	9.000%, 03/15/19 (e)	18,721
5,000	CST Brands, Inc., 5.000%, 05/01/23	4,950
5,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	4,687
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	6,780
10,500	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	8,269
5,000	L Brands, Inc., 5.625%, 10/15/23	5,325
2,149	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	2,192
12,000	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	11,760
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,187
11,150	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	11,596
3,000	Sally Holdings LLC/Sally Capital, Inc., 5.500%, 11/01/23	3,135
5,058	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	5,197

		103,374

	Textiles, Apparel & Luxury Goods — 0.1%
9,635	Levi Strauss & Co., 5.000%, 05/01/25	9,636

	Total Consumer Discretionary	1,676,138

	Consumer Staples — 5.4%
	Beverages — 0.8%
	Constellation Brands, Inc.,
3,339	3.750%, 05/01/21	3,414
5,180	4.250%, 05/01/23	5,368
5,855	4.750%, 11/15/24	6,133
3,080	4.750%, 12/01/25	3,219
	Cott Beverages, Inc.,
22,305	5.375%, 07/01/22	22,193
14,981	6.750%, 01/01/20	15,768
12,898	DS Services of America, Inc., 10.000%, 09/01/21 (e)	14,494

		70,589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.4%
29,675	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	30,936
9,035	Ingles Markets, Inc., 5.750%, 06/15/23	9,080
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,308
8,102	7.450%, 08/01/29	6,583
1,500	7.750%, 06/15/26	1,290
6,116	8.000%, 05/01/31	5,245
7,899	8.700%, 05/01/30	7,010
	Rite Aid Corp.,
21,966	6.125%, 04/01/23 (e)	23,449
8,000	6.750%, 06/15/21	8,480
442	Safeway, Inc., 5.000%, 08/15/19	398
36,276	SUPERVALU, Inc., 7.750%, 11/15/22	28,295
9,315	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	8,873

		131,947

	Food Products — 2.8%
5,317	B&G Foods, Inc., 4.625%, 06/01/21	5,377
13,203	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	13,401
9,670	Darling Ingredients, Inc., 5.375%, 01/15/22	9,525
21,079	Dean Foods Co., 6.500%, 03/15/23 (e)	22,179
	JBS USA LLC/JBS USA Finance, Inc.,
15,522	5.750%, 06/15/25 (e)	13,349
29,785	5.875%, 07/15/24 (e)	26,094
47,779	7.250%, 06/01/21 (e)	45,987
17,849	8.250%, 02/01/20 (e)	17,903
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	6,986
4,305	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	4,542
	Post Holdings, Inc.,
19,889	6.750%, 12/01/21 (e)	21,107
8,720	7.750%, 03/15/24 (e)	9,549
2,000	8.000%, 07/15/25 (e)	2,205
	Smithfield Foods, Inc.,
15,714	5.250%, 08/01/18 (e)	15,989
17,714	5.875%, 08/01/21 (e)	18,018
18,959	6.625%, 08/15/22	20,002
7,800	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	8,209
1,035	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,061

		261,483

	Household Products — 0.3%
3,095	Central Garden & Pet Co., 6.125%, 11/15/23	3,157

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — continued
	Spectrum Brands, Inc.,
9,261	5.750%, 07/15/25	9,759
255	5.750%, 07/15/25 (e)	269
4,428	6.125%, 12/15/24	4,682
5,137	6.625%, 11/15/22	5,529

		23,396

	Personal Products — 0.1%
	Prestige Brands, Inc.,
7,460	5.375%, 12/15/21 (e)	7,367
3,825	6.375%, 03/01/24 (e)	3,940
1,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	1,366

		12,673

	Total Consumer Staples	500,088

	Energy — 7.5%
	Energy Equipment & Services — 0.9%
7,200	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	4,716
6,358	Basic Energy Services, Inc., 7.750%, 10/15/22	1,192
8,400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	4,788
4,280	Hiland Partners LP/Hiland Partners Finance Corp., 5.500%, 05/15/22 (e)	3,900
5,022	Parker Drilling Co., 6.750%, 07/15/22	2,925
1,307	Pioneer Energy Services Corp., 6.125%, 03/15/22	425
	Precision Drilling Corp., (Canada),
9,422	5.250%, 11/15/24	5,371
4,845	6.500%, 12/15/21	3,125
16,769	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	7,504
3,000	SESI LLC, 7.125%, 12/15/21	1,841
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
4,865	5.500%, 08/15/22	3,162
3,804	7.500%, 07/01/21	2,853
22,544	Transocean, Inc., (Cayman Islands), 7.125%, 12/15/21	12,399
11,922	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	9,419
29,151	Unit Corp., 6.625%, 05/15/21	13,701
7,225	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	6,141

		83,462

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — 6.6%
	Antero Resources Corp.,
6,171	5.125%, 12/01/22	5,261
5,085	5.375%, 11/01/21	4,399
12,281	6.000%, 12/01/20	10,991
	Apache Corp.,
3,468	3.250%, 04/15/22	3,024
5,590	4.750%, 04/15/43	4,274
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	724
4,544	5.625%, 06/01/24 (e)	2,477
10,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	7,500
11,980	Buckeye Partners LP, 4.875%, 02/01/21	10,941
	California Resources Corp.,
1,978	5.000%, 01/15/20	257
2,108	5.500%, 09/15/21	285
1,094	6.000%, 11/15/24	142
13,890	8.000%, 12/15/22 (e)	3,472
25,507	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	9,948
	Cimarex Energy Co.,
5,442	4.375%, 06/01/24	5,079
3,728	5.875%, 05/01/22	3,600
9,830	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	8,945
12,452	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	11,518
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
2,217	6.375%, 03/15/24	621
2,811	8.500%, 12/15/19	1,124
	Comstock Resources, Inc.,
3,300	7.750%, 04/01/19	330
5,547	9.500%, 06/15/20	499
6,750	10.000%, 03/15/20 (e)	2,447
	Concho Resources, Inc.,
11,811	5.500%, 10/01/22	10,947
5,239	5.500%, 04/01/23	4,872
4,585	6.500%, 01/15/22	4,402
7,596	ConocoPhillips Co., 4.300%, 11/15/44	6,103
	CONSOL Energy, Inc.,
8,470	5.875%, 04/15/22	5,527
4,180	Series WI, 8.000%, 04/01/23	2,800
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	6,546
6,000	6.250%, 04/01/23 (e)	4,260
7,584	Diamondback Energy, Inc., 7.625%, 10/01/21	7,660

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Energy Transfer Equity LP,
20,596	5.875%, 01/15/24	16,992
3,000	7.500%, 10/15/20	2,745
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	6,144
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,982	6.375%, 06/15/23	1,885
10,802	7.750%, 09/01/22	2,917
9,485	9.375%, 05/01/20	2,774
	Genesis Energy LP/Genesis Energy Finance Corp.,
8,275	5.625%, 06/15/24	6,206
5,790	6.000%, 05/15/23	4,459
4,770	6.750%, 08/01/22	3,983
12,043	Halcon Resources Corp., 13.000%, 02/15/22 (e)	1,807
	Hilcorp Energy I LP/Hilcorp Finance Co.,
12,565	5.000%, 12/01/24 (e)	8,544
15,000	5.750%, 10/01/25 (e)	10,200
16,008	7.625%, 04/15/21 (e)	13,707
5,997	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	5,667
5,892	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	2,651
14,391	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	4,677
12,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	9,600
	MEG Energy Corp., (Canada),
1,059	6.500%, 03/15/21 (e)	511
13,510	7.000%, 03/31/24 (e)	6,215
	MPLX LP,
8,414	4.500%, 07/15/23 (e)	6,999
12,000	4.875%, 12/01/24 (e)	9,804
24,632	4.875%, 06/01/25 (e)	20,094
3,005	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	2,111
	Newfield Exploration Co.,
7,500	5.375%, 01/01/26	6,488
8,655	5.625%, 07/01/24	7,854
7,000	5.750%, 01/30/22	6,562
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,769	5.125%, 07/15/19	1,039
7,048	6.875%, 10/15/21	4,053

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
8,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	7,520
4,746	Noble Energy, Inc., 5.625%, 05/01/21	4,286
10,495	Oasis Petroleum, Inc., 6.875%, 03/15/22	6,140
8,995	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	7,758
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19	127
14,125	8.500%, 05/01/20	1,201
	Plains All American Pipeline LP/PAA Finance Corp.,
101	5.150%, 06/01/42	71
3,114	6.650%, 01/15/37	2,493
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	7,137
16,662	5.375%, 10/01/22	11,330
14,543	6.875%, 03/01/21	10,471
10,108	Range Resources Corp., 5.000%, 03/15/23	8,440
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	3,524
8,792	5.000%, 10/01/22	7,310
13,385	5.500%, 04/15/23	11,243
9,057	Rice Energy, Inc., 7.250%, 05/01/23	7,246
	Rockies Express Pipeline LLC,
20,000	6.000%, 01/15/19 (e)	18,700
1,450	6.850%, 07/15/18 (e)	1,403
3,654	RSP Permian, Inc., 6.625%, 10/01/22	3,270
3,621	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	109
	SM Energy Co.,
23,700	5.000%, 01/15/24	9,421
11,750	5.625%, 06/01/25	4,729
11,379	6.500%, 11/15/21	5,121
10,337	6.500%, 01/01/23	4,109
10,030	Stone Energy Corp., 7.500%, 11/15/22	2,708
	Sunoco LP/Sunoco Finance Corp.,
7,000	5.500%, 08/01/20 (e)	6,685
15,760	6.375%, 04/01/23 (e)	14,972
12,197	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	3,537
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	7,825
6,000	6.875%, 02/01/21	5,220
4,288	Tesoro Corp., 5.125%, 04/01/24	3,902
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
9,000	5.875%, 10/01/20	8,460

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,500	6.125%, 10/15/21	4,140
8,000	6.250%, 10/15/22 (e)	7,360
6,800	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	7,237
	Ultra Petroleum Corp., (Canada),
15,555	5.750%, 12/15/18 (e)	778
21,384	6.125%, 10/01/24 (e)	1,069
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	911
4,704	Western Refining, Inc., 6.250%, 04/01/21	3,763
13,940	Whiting Petroleum Corp., 5.000%, 03/15/19	6,900
	Williams Partners LP/ACMP Finance Corp.,
22,000	4.875%, 05/15/23	17,953
12,000	6.125%, 07/15/22	10,564
	WPX Energy, Inc.,
9,865	5.250%, 09/15/24	5,327
37,272	6.000%, 01/15/22	21,338

		611,471

	Total Energy	694,933

	Financials — 6.8%
	Banks — 2.5%
14,635	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	14,800
	CIT Group, Inc.,
7,713	3.875%, 02/19/19	7,674
20,681	5.000%, 08/15/22	20,759
40,915	5.250%, 03/15/18	42,091
13,761	5.375%, 05/15/20	14,208
3,676	5.500%, 02/15/19 (e)	3,805
16,345	6.625%, 04/01/18 (e)	17,183
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	2,911
8,761	6.000%, 12/19/23	8,849
59,525	6.100%, 06/10/23	60,260
35,319	6.125%, 12/15/22	37,061

		229,601

	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
12,260	4.625%, 09/15/23	12,015
5,240	5.375%, 11/15/22	5,446

		17,461

	Consumer Finance — 1.3%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
12,107	4.500%, 05/15/21	12,198

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
5,220	4.625%, 10/30/20	5,305
3,025	4.625%, 07/01/22	3,029
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,812
23,355	3.250%, 11/05/18	22,946
7,206	3.600%, 05/21/18	7,170
2,754	4.125%, 02/13/22	2,678
24,112	4.625%, 05/19/22	24,082
7,945	4.625%, 03/30/25	7,707
22,264	8.000%, 11/01/31	24,518

		118,445

	Diversified Financial Services — 0.9%
23,188	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	9,159
16,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	16,360
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	7,691
8,511	Highland Ranch, 6.700%, 09/01/20	8,426
8,578	MSCI, Inc., 5.250%, 11/15/24 (e)	9,071
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,189	6.500%, 07/01/21	6,335
3,490	6.500%, 06/01/22	2,966
7,757	7.875%, 10/01/20	7,311
6,920	9.625%, 05/01/19	7,128
6,620	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,860
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,694

		83,001

	Insurance — 0.7%
17,171	CNO Financial Group, Inc., 5.250%, 05/30/25	16,656
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	4,833
7,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	7,714
14,342	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	15,687
10,765	National Financial Partners Corp., 9.000%, 07/15/21 (e)	9,473
15,073	USI, Inc., 7.750%, 01/15/21 (e)	13,867

		68,230

	Real Estate Investment Trusts (REITs) — 0.9%
4,836	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	4,666

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Crown Castle International Corp.,
4,500	4.875%, 04/15/22	4,702
3,555	5.250%, 01/15/23	3,764
7,780	DuPont Fabros Technology LP, 5.875%, 09/15/21	8,091
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,142
9,508	5.375%, 01/01/22	9,864
11,133	5.375%, 04/01/23	11,909
2,707	5.750%, 01/01/25	2,802
4,481	5.875%, 01/15/26	4,683
	Iron Mountain, Inc.,
10,454	5.750%, 08/15/24	10,467
10,396	6.000%, 10/01/20 (e)	11,020
8,522	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	8,501

		82,611

	Real Estate Management & Development — 0.1%
15,620	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	13,511

	Thrifts & Mortgage Finance — 0.2%
17,374	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	16,245

	Total Financials	629,105

	Health Care — 10.7%
	Health Care Equipment & Supplies — 1.5%
	Alere, Inc.,
5,366	6.375%, 07/01/23 (e)	5,889
10,213	6.500%, 06/15/20	10,570
250	7.250%, 07/01/18	262
21,947	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	22,496
13,430	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	9,670
6,595	Halyard Health, Inc., 6.250%, 10/15/22	6,447
5,100	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	5,240
11,830	Hologic, Inc., 5.250%, 07/15/22 (e)	12,391
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,045
2,784	4.750%, 04/15/23	2,457
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
10,040	4.875%, 04/15/20 (e)	9,940
9,330	5.500%, 04/15/25 (e)	8,793
16,253	5.625%, 10/15/23 (e)	15,969
18,382	5.750%, 08/01/22 (e)	18,152

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
4,685	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	4,404
2,985	Teleflex, Inc., 5.250%, 06/15/24	3,022

		136,747

	Health Care Providers & Services — 6.3%
	Acadia Healthcare Co., Inc.,
2,805	5.625%, 02/15/23	2,833
4,830	6.500%, 03/01/24 (e)	4,987
4,165	Series WI, 6.125%, 03/15/21	4,269
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,456
7,965	5.625%, 07/15/22	8,204
7,456	Centene Corp., 4.750%, 05/15/22	7,512
	Centene Escrow Corp.,
10,589	5.625%, 02/15/21 (e)	11,066
8,415	6.125%, 02/15/24 (e)	8,930
	CHS/Community Health Systems, Inc.,
10,266	5.125%, 08/15/18	10,305
10,260	5.125%, 08/01/21	10,311
30,965	6.875%, 02/01/22	26,552
13,932	7.125%, 07/15/20	12,539
15,250	8.000%, 11/15/19	14,411
	DaVita HealthCare Partners, Inc.,
15,915	5.000%, 05/01/25	15,875
11,170	5.125%, 07/15/24	11,366
8,500	5.750%, 08/15/22	8,946
8,050	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	8,090
	Fresenius Medical Care U.S. Finance II, Inc.,
4,205	4.125%, 10/15/20 (e)	4,289
4,380	4.750%, 10/15/24 (e)	4,477
4,281	5.625%, 07/31/19 (e)	4,650
10,626	5.875%, 01/31/22 (e)	11,609
2,075	6.500%, 09/15/18 (e)	2,293
2,419	6.875%, 07/15/17	2,570
10,235	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	11,054
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,251
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,234
9,680	4.250%, 10/15/19	9,970
11,871	5.000%, 03/15/24	12,108
12,185	5.250%, 04/15/25	12,551
19,215	5.375%, 02/01/25	19,575
10,440	5.875%, 03/15/22	11,197

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
14,990	5.875%, 02/15/26	15,440
16,418	6.500%, 02/15/20	18,186
19,448	7.500%, 02/15/22	21,972
15,055	Series 1, 5.875%, 05/01/23	15,808
38,116	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	36,210
1,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	1,864
	LifePoint Health, Inc.,
5,879	5.500%, 12/01/21	6,070
5,450	6.625%, 10/01/20	5,650
30,320	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	30,547
10,495	Team Health, Inc., 7.250%, 12/15/23 (e)	11,020
	Tenet Healthcare Corp.,
10,918	4.375%, 10/01/21	10,768
8,561	4.500%, 04/01/21	8,507
5,725	4.750%, 06/01/20	5,782
11,514	5.000%, 03/01/19	10,996
8,164	5.500%, 03/01/19	7,858
19,145	6.000%, 10/01/20	20,332
5,204	6.250%, 11/01/18	5,477
6,208	6.750%, 02/01/20	5,960
13,840	6.750%, 06/15/23	12,543
12,807	8.000%, 08/01/20	12,935
18,973	8.125%, 04/01/22	18,653

		587,058

	Health Care Technology — 0.3%
	Emdeon, Inc.,
15,755	6.000%, 02/15/21 (e)	14,652
9,751	11.000%, 12/31/19	9,995
4,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	4,716

		29,363

	Life Sciences Tools & Services — 0.1%
6,295	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	6,468

	Pharmaceuticals — 2.5%
5,480	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	5,487
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d)	1
29,592	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	25,745
7,363	Endo Finance LLC, 5.750%, 01/15/22 (e)	7,437

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
	Endo Finance LLC/Endo Finco, Inc.,
5,000	5.875%, 01/15/23 (e)	4,975
7,185	7.750%, 01/15/22 (e)	7,454
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
14,105	6.000%, 07/15/23 (e)	14,246
8,650	6.000%, 02/01/25 (e)	8,607
	Valeant Pharmaceuticals International, Inc., (Canada),
24,825	5.375%, 03/15/20 (e)	22,467
6,175	5.500%, 03/01/23 (e)	5,141
6,075	5.625%, 12/01/21 (e)	5,198
40,137	5.875%, 05/15/23 (e)	33,865
30,185	6.125%, 04/15/25 (e)	25,336
23,288	6.375%, 10/15/20 (e)	21,367
19,415	6.750%, 08/15/18 (e)	18,735
3,870	6.750%, 08/15/21 (e)	3,522
10,270	7.000%, 10/01/20 (e)	9,679
6,920	7.250%, 07/15/22 (e)	6,332
11,237	7.500%, 07/15/21 (e)	10,591

		236,185

	Total Health Care	995,821

	Industrials — 9.1%
	Aerospace & Defense — 0.6%
	Bombardier, Inc., (Canada),
6,425	4.750%, 04/15/19 (e)	5,124
9,550	5.500%, 09/15/18 (e)	8,595
8,400	KLX, Inc., 5.875%, 12/01/22 (e)	8,001
	Orbital ATK, Inc.,
2,785	5.250%, 10/01/21	2,837
4,080	5.500%, 10/01/23 (e)	4,213
	TransDigm, Inc.,
6,490	5.500%, 10/15/20	6,344
10,793	6.000%, 07/15/22	10,523
14,125	6.500%, 07/15/24	13,772

		59,409

	Airlines — 0.7%
6,044	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	6,286
6,563	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	7,154
2,092	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,249
6,892	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	7,116

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
3,685	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,137
236	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	248
10,164	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	10,926
11,440	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	12,642
6,971	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	6,921
2,222	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	2,333
963	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,016

		61,028

	Building Products — 1.0%
	Masco Corp.,
16,698	4.450%, 04/01/25	16,583
1,075	7.125%, 03/15/20	1,236
8,925	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	9,237
8,574	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	8,874
	Standard Industries Inc/NJ,
14,175	5.375%, 11/15/24 (e)	14,397
6,340	6.000%, 10/15/25 (e)	6,443
	Standard Industries, Inc./NJ,
3,906	5.125%, 02/15/21 (e)	3,984
6,545	5.500%, 02/15/23 (e)	6,627
25,184	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	22,477
9,850	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	7,585

		97,443

	Commercial Services & Supplies — 2.1%
	ADT Corp. (The),
43,785	4.125%, 06/15/23	36,889
24,231	6.250%, 10/15/21	23,625
2,985	Aramark Services, Inc., 5.125%, 01/15/24 (e)	3,127
22,464	Casella Waste Systems, Inc., 7.750%, 02/15/19	22,071
7,630	Covanta Holding Corp., 5.875%, 03/01/24	6,562
6,234	Deluxe Corp., 6.000%, 11/15/20	6,468
20,200	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	14,140

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — continued
	Harland Clarke Holdings Corp.,
6,275	9.250%, 03/01/21 (e)	4,110
980	9.750%, 08/01/18 (e)	946
32,554	ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)	25,066
32,786	ILFC E-Capital Trust II, VAR, 4.740%, 12/21/65 (e)	25,327
13,300	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	13,566
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,024
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	5,980
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 01/15/16 (d)	—	(h)
6,815	6.500%, 08/01/27 (d)	—	(h)
865	Quebecor World Capital ULC, (Canada), 6.125%, 01/15/16 (d)	—	(h)
1,670	R.R. Donnelley & Sons Co., 7.875%, 03/15/21	1,557
8,000	West Corp., 5.375%, 07/15/22 (e)	7,160

		199,618

	Construction & Engineering — 0.8%
	AECOM,
14,635	5.750%, 10/15/22	14,781
28,450	5.875%, 10/15/24	28,308
27,077	MasTec, Inc., 4.875%, 03/15/23	22,812
11,857	Tutor Perini Corp., 7.625%, 11/01/18	11,620

		77,521

	Electrical Equipment — 0.4%
12,775	EnerSys, 5.000%, 04/30/23 (e)	12,168
4,533	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	4,488
	Sensata Technologies B.V., (Netherlands),
6,755	4.875%, 10/15/23 (e)	6,671
3,520	5.000%, 10/01/25 (e)	3,458
2,101	5.625%, 11/01/24 (e)	2,164
5,780	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	4,855

		33,804

	Machinery — 0.8%
10,479	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	10,531
20,857	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	15,278
	Bluewater Holding B.V., (Netherlands),
31,500	10.000%, 12/10/19 (e)	11,970
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,518

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
8,485	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	5,642
15,760	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	13,081
5,796	Oshkosh Corp., 5.375%, 03/01/25	5,724

		71,744

	Marine — 0.3%
20,210	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	6,467
14,507	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	7,508
6,552	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	4,226
26,212	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	4,980

		23,181

	Professional Services — 0.0% (g)
3,210	IHS, Inc., 5.000%, 11/01/22	3,322

	Road & Rail — 0.2%
	Ashtead Capital, Inc.,
8,400	5.625%, 10/01/24 (e)	8,316
9,410	6.500%, 07/15/22 (e)	9,669

		17,985

	Trading Companies & Distributors — 2.2%
11,505	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	6,903
	Aircastle Ltd., (Bermuda),
1,605	5.125%, 03/15/21	1,609
3,405	5.500%, 02/15/22	3,401
2,882	6.250%, 12/01/19	3,051
10,719	7.625%, 04/15/20	11,737
4,793	Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (e)	5,057
18,554	H&E Equipment Services, Inc., 7.000%, 09/01/22	17,673
	HD Supply, Inc.,
865	5.250%, 12/15/21 (e)	906
28,550	7.500%, 07/15/20	30,049
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	5,958
4,965	5.875%, 04/01/19	5,245
24,055	6.250%, 05/15/19	25,799
19,982	8.250%, 12/15/20	23,104
6,650	8.625%, 01/15/22	7,880
	United Rentals North America, Inc.,
7,850	4.625%, 07/15/23	7,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — continued
7,595	5.500%, 07/15/25	7,206
21,575	5.750%, 11/15/24	21,031
8,488	6.125%, 06/15/23	8,705
5,200	7.625%, 04/15/22	5,528
9,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	7,762

		206,454

	Total Industrials	851,509

	Information Technology — 4.3%
	Communications Equipment — 0.8%
10,147	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	10,324
	Avaya, Inc.,
16,439	7.000%, 04/01/19 (e)	10,110
19,618	10.500%, 03/01/21 (e)	5,003
5,807	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	5,749
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,557
8,680	5.000%, 06/15/21 (e)	8,506
8,031	5.500%, 06/15/24 (e)	7,790
18,825	Goodman Networks, Inc., 12.125%, 07/01/18	5,553
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	6,908
5,600	6.625%, 05/15/39	5,712
4,475	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,274

		72,486

	Electronic Equipment, Instruments & Components — 0.3%
9,780	Anixter, Inc., 5.500%, 03/01/23 (e)	9,389
5,649	Belden, Inc., 5.250%, 07/15/24 (e)	5,140
	CDW LLC/CDW Finance Corp.,
7,016	5.000%, 09/01/23	7,192
2,781	5.500%, 12/01/24	2,871
1,510	6.000%, 08/15/22	1,604
5,310	Zebra Technologies Corp., 7.250%, 10/15/22	5,536

		31,732

	Internet Software & Services — 0.1%
	VeriSign, Inc.,
6,008	4.625%, 05/01/23	5,918
2,933	5.250%, 04/01/25	2,889

		8,807

	IT Services — 0.9%
6,450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	5,999

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
	First Data Corp.,
9,175	5.000%, 01/15/24 (e)	9,318
8,260	5.375%, 08/15/23 (e)	8,590
21,830	5.750%, 01/15/24 (e)	21,967
5,370	6.750%, 11/01/20 (e)	5,668
30,153	7.000%, 12/01/23 (e)	30,153

		81,695

	Semiconductors & Semiconductor Equipment — 1.2%
	Advanced Micro Devices, Inc.,
11,723	6.750%, 03/01/19	8,558
20,232	7.000%, 07/01/24	12,645
770	7.500%, 08/15/22	500
9,140	7.750%, 08/01/20	6,238
2,499	Entegris, Inc., 6.000%, 04/01/22 (e)	2,530
	Freescale Semiconductor, Inc.,
1,654	5.000%, 05/15/21 (e)	1,712
2,315	6.000%, 01/15/22 (e)	2,457
	Micron Technology, Inc.,
9,590	5.250%, 08/01/23 (e)	8,200
182	5.250%, 01/15/24 (e)	153
4,936	5.500%, 02/01/25	4,146
5,558	5.625%, 01/15/26 (e)	4,502
8,738	5.875%, 02/15/22	8,027
6,700	Microsemi Corp., 9.125%, 04/15/23 (e)	7,085
	NXP B.V./NXP Funding LLC, (Netherlands),
10,909	4.125%, 06/15/20 (e)	11,033
13,426	4.625%, 06/15/22 (e)	13,392
2,430	5.750%, 02/15/21 (e)	2,527
3,963	5.750%, 03/15/23 (e)	4,102
7,206	Qorvo, Inc., 6.750%, 12/01/23 (e)	7,332
5,867	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	6,205

		111,344

	Software — 0.9%
3,170	Activision Blizzard, Inc., 6.125%, 09/15/23 (e)	3,392
	Audatex North America, Inc.,
17,457	6.000%, 06/15/21 (e)	17,632
7,111	6.125%, 11/01/23 (e)	7,182
	Infor U.S., Inc.,
10,295	5.750%, 08/15/20 (e)	10,372
9,315	6.500%, 05/15/22 (e)	8,081
9,631	Informatica LLC, 7.125%, 07/15/23 (e)	8,860
10,227	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	10,457

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
5,685	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	5,600
9,645	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/24 (e)	9,163
3,890	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23 (e)	4,104

		84,843

	Technology Hardware, Storage & Peripherals — 0.1%
	NCR Corp.,
3,142	5.000%, 07/15/22	2,977
1,176	5.875%, 12/15/21	1,156
2,730	6.375%, 12/15/23	2,675

		6,808

	Total Information Technology	397,715

	Materials — 9.2%
	Chemicals — 2.6%
12,040	Ashland, Inc., 4.750%, 08/15/22	11,890
5,175	Axiall Corp., 4.875%, 05/15/23	5,020
9,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	12,441
	Blue Cube Spinco, Inc.,
26,675	9.750%, 10/15/23 (e)	29,676
30,848	10.000%, 10/15/25 (e)	34,164
14,049	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	15,032
	Hexion, Inc.,
39,001	6.625%, 04/15/20	30,811
6,016	10.000%, 04/15/20	5,189
	INEOS Group Holdings S.A., (Luxembourg),
2,791	5.875%, 02/15/19 (e)	2,735
2,617	6.125%, 08/15/18 (e)	2,617
4,250	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	4,724
	Momentive Performance Materials, Inc.,
8,310	3.880%, 10/24/21	5,651
9,310	8.875%, 10/15/20 (d)	—	(h)
	NOVA Chemicals Corp., (Canada),
5,295	5.000%, 05/01/25 (e)	5,189
5,135	5.250%, 08/01/23 (e)	5,058
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	5,838
19,219	PolyOne Corp., 5.250%, 03/15/23	19,183
	Rain CII Carbon LLC/CII Carbon Corp.,
8,170	8.000%, 12/01/18 (e)	6,638
7,856	8.250%, 01/15/21 (e)	5,735

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
12,000	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	12,480
	Tronox Finance LLC,
2,000	6.375%, 08/15/20	1,255
18,477	7.500%, 03/15/22 (e)	11,410
7,299	W.R. Grace & Co.-Conn, 5.125%, 10/01/21 (e)	7,591

		240,327

	Construction Materials — 1.6%
20,934	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	21,972
23,430	Cemex Finance LLC, 9.375%, 10/12/22 (e)	24,484
	Cemex S.A.B. de C.V., (Mexico),
25,660	5.700%, 01/11/25 (e)	22,388
25,389	6.125%, 05/05/25 (e)	22,660
9,800	6.500%, 12/10/19 (e)	9,653
10,513	7.250%, 01/15/21 (e)	10,512
6,750	Headwaters, Inc., 7.250%, 01/15/19	6,902
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18	7,356
	Vulcan Materials Co.,
15,595	4.500%, 04/01/25	15,595
9,290	7.500%, 06/15/21	10,753

		152,275

	Containers & Packaging — 1.5%
446	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	460
1,694	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), 7.000%, 11/15/20 (e)	1,575
	Ball Corp.,
3,000	4.000%, 11/15/23	2,918
5,000	5.000%, 03/15/22	5,206
7,390	5.250%, 07/01/25	7,704
	Berry Plastics Corp.,
13,850	5.125%, 07/15/23	13,850
5,000	5.500%, 05/15/22	5,200
	Cascades, Inc., (Canada),
5,740	5.500%, 07/15/22 (e)	5,410
5,280	5.750%, 07/15/23 (e)	4,924
3,085	Constar International, Inc., 11.000%, 12/31/17 (d)	324
4,845	Graphic Packaging International, Inc., 4.750%, 04/15/21	4,912
	Owens-Brockway Glass Container, Inc.,
5,355	5.000%, 01/15/22 (e)	5,301
9,656	5.375%, 01/15/25 (e)	9,415
5,000	5.875%, 08/15/23 (e)	5,150
1,802	6.375%, 08/15/25 (e)	1,852

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — continued
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
12,385	5.750%, 10/15/20	12,726
12,600	6.875%, 02/15/21	13,041
3,800	8.250%, 02/15/21	3,733
9,005	9.875%, 08/15/19	9,275
	Sealed Air Corp.,
12,245	5.125%, 12/01/24 (e)	12,704
8,594	5.250%, 04/01/23 (e)	8,959
2,000	6.500%, 12/01/20 (e)	2,240

		136,879

	Metals & Mining — 3.3%
11,290	AK Steel Corp., 8.750%, 12/01/18	10,274
	Alcoa, Inc.,
19,585	5.125%, 10/01/24	17,700
4,011	5.400%, 04/15/21	3,931
108	5.870%, 02/23/22	103
10,781	5.900%, 02/01/27	9,811
5,000	5.950%, 02/01/37	3,900
15,659	6.750%, 01/15/28	14,210
	Aleris International, Inc.,
4,147	7.625%, 02/15/18	3,650
1,203	7.875%, 11/01/20	944
7,150	Allegheny Technologies, Inc., 7.625%, 08/15/23	4,933
	ArcelorMittal, (Luxembourg),
5,170	6.125%, 06/01/25	4,188
14,005	6.500%, 03/01/21	12,605
69,210	7.250%, 02/25/22	62,455
4,270	8.000%, 10/15/39	3,358
5,300	10.850%, 06/01/19	5,578
14,887	Coeur Mining, Inc., 7.875%, 02/01/21	10,570
15,062	Commercial Metals Co., 4.875%, 05/15/23	12,953
	First Quantum Minerals Ltd., (Canada),
7,276	6.750%, 02/15/20 (e)	3,784
10,861	7.000%, 02/15/21 (e)	5,593
11,260	Freeport-McMoRan, Inc., 5.450%, 03/15/43	6,531
14,756	Hecla Mining Co., 6.875%, 05/01/21	11,288
10,442	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	5,956
3,850	Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	2,964
	Lundin Mining Corp., (Canada),
10,080	7.500%, 11/01/20 (e)	8,921
10,130	7.875%, 11/01/22 (e)	8,306

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
	New Gold, Inc., (Canada),
15,535	6.250%, 11/15/22 (e)	11,069
4,261	7.000%, 04/15/20 (e)	3,574
25,825	Novelis, Inc., (Canada), 8.750%, 12/15/20	23,953
5,490	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,406
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	6,936
	Steel Dynamics, Inc.,
5,850	5.125%, 10/01/21	5,704
5,800	5.250%, 04/15/23	5,437
7,095	5.500%, 10/01/24	6,652
7,392	6.375%, 08/15/22	7,392
5,370	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	2,685

		312,314

	Paper & Forest Products — 0.2%
	Clearwater Paper Corp.,
7,395	4.500%, 02/01/23	6,961
4,819	5.375%, 02/01/25 (e)	4,602
15,735	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	7,395
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	2,906

		21,864

	Total Materials	863,659

	Telecommunication Services — 10.3%
	Diversified Telecommunication Services — 6.5%
	Altice Financing S.A., (Luxembourg),
10,515	6.500%, 01/15/22 (e)	10,422
15,317	6.625%, 02/15/23 (e)	15,087
1,947	7.875%, 12/15/19 (e)	2,035
4,014	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	3,743
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,694	5.125%, 02/15/23	1,682
5,688	5.375%, 05/01/25 (e)	5,631
1,347	5.750%, 09/01/23	1,367
38,022	5.875%, 04/01/24 (e)	38,830
4,650	6.500%, 04/30/21	4,833
14,364	6.625%, 01/31/22	15,082
24,741	Cincinnati Bell, Inc., 8.375%, 10/15/20	24,432
13,940	Consolidated Communications, Inc., 6.500%, 10/01/22	11,361
62,554	Embarq Corp., 7.995%, 06/01/36	59,426

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
	Frontier Communications Corp.,
2,085	6.250%, 09/15/21	1,848
23,766	8.500%, 04/15/20	24,182
964	8.750%, 04/15/22	904
38,466	9.250%, 07/01/21	38,466
15,971	10.500%, 09/15/22 (e)	16,131
22,117	11.000%, 09/15/25 (e)	22,144
	Intelsat Jackson Holdings S.A., (Luxembourg),
22,216	5.500%, 08/01/23	14,441
19,750	7.250%, 04/01/19	15,306
22,055	7.250%, 10/15/20	15,218
12,018	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	3,606
14,492	Level 3 Communications, Inc., 5.750%, 12/01/22	14,963
	Level 3 Financing, Inc.,
6,538	5.125%, 05/01/23	6,669
5,565	5.375%, 01/15/24 (e)	5,704
13,627	5.375%, 05/01/25	13,865
4,460	5.625%, 02/01/23	4,605
7,686	6.125%, 01/15/21	8,032
6,968	7.000%, 06/01/20	7,308
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	6,077
20,177	7.750%, 02/15/31	15,946
5,575	Qwest Corp., 7.250%, 09/15/25	6,179
13,205	SBA Communications Corp., 4.875%, 07/15/22	13,436
	Sprint Capital Corp.,
11,430	6.875%, 11/15/28	8,287
9,285	6.900%, 05/01/19	7,915
26,461	8.750%, 03/15/32	20,375
11,965	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	11,845
4,262	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	4,485
	Virgin Media Finance plc, (United Kingdom),
6,200	5.250%, 02/15/22	5,626
3,009	5.750%, 01/15/25 (e)	2,994
3,572	6.375%, 04/15/23 (e)	3,724
	Virgin Media Secured Finance plc, (United Kingdom),
3,000	5.250%, 01/15/26 (e)	2,992
12,066	5.375%, 04/15/21 (e)	12,504
	Wind Acquisition Finance S.A., (Luxembourg),
7,802	4.750%, 07/15/20 (e)	7,529
10,025	7.375%, 04/23/21 (e)	9,223

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Windstream Services LLC,
6,576	6.375%, 08/01/23	4,767
14,548	7.500%, 06/01/22	11,275
23,772	7.500%, 04/01/23	17,960
11,595	7.750%, 10/01/21	9,356
	Zayo Group LLC/Zayo Capital, Inc.,
15,215	6.000%, 04/01/23	14,987
2,126	10.125%, 07/01/20	2,280

		607,085

	Wireless Telecommunication Services — 3.8%
19,769	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	19,552
	Sprint Communications, Inc.,
10,977	6.000%, 12/01/16	10,895
785	6.000%, 11/15/22	553
22,242	7.000%, 03/01/20 (e)	21,853
36,790	7.000%, 08/15/20	28,880
41,426	9.000%, 11/15/18 (e)	43,004
4,323	9.125%, 03/01/17	4,387
5,758	11.500%, 11/15/21	4,880
	Sprint Corp.,
27,534	7.125%, 06/15/24	19,618
8,929	7.250%, 09/15/21	6,719
22,034	7.625%, 02/15/25	15,754
23,004	7.875%, 09/15/23	17,023
	T-Mobile USA, Inc.,
2,836	5.250%, 09/01/18	2,903
7,620	6.000%, 03/01/23	7,849
14,660	6.125%, 01/15/22	15,063
12,564	6.250%, 04/01/21	13,161
16,845	6.375%, 03/01/25	17,013
4,862	6.500%, 01/15/24	4,996
11,207	6.500%, 01/15/26	11,357
13,604	6.625%, 11/15/20	14,148
13,487	6.625%, 04/01/23	14,094
15,458	6.633%, 04/28/21	16,154
28,587	6.731%, 04/28/22	29,905
10,790	6.836%, 04/28/23	11,221

		350,982

	Total Telecommunication Services	958,067

	Utilities — 3.6%
	Electric Utilities — 0.2%
15,918	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	11,421

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Electric Utilities — continued
15,375		Texas Competitive Electric Holdings Co. LLC, VAR, 3.977%, 10/01/20	4,497

			15,918

		Gas Utilities — 1.0%
1,495		AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	1,491
14,424		Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	10,349
5,808		PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	4,719
		Rose Rock Midstream LP/Rose Rock Finance Corp.,
5,385		5.625%, 07/15/22	3,043
5,642		5.625%, 11/15/23	3,117
—	(h)	5.625%, 11/15/23 (e)	—	(h)
		Sabine Pass Liquefaction LLC,
30,157		5.625%, 04/15/23	27,820
30,640		5.625%, 03/01/25	27,806
11,000		5.625%, 02/01/21	10,498
9,090		5.750%, 05/15/24	8,368

			97,211

		Independent Power & Renewable Electricity Producers — 2.3%
		AES Corp.,
3,000		4.875%, 05/15/23	2,700
23,479		5.500%, 03/15/24	21,601
10,165		5.500%, 04/15/25	9,148
		Calpine Corp.,
9,837		5.375%, 01/15/23	9,173
10,700		5.500%, 02/01/24	9,630
9,821		5.750%, 01/15/25	8,839
26,374		5.875%, 01/15/24 (e)	26,836
		Dynegy, Inc.,
29,544		5.875%, 06/01/23	22,601
10,000		7.375%, 11/01/22	8,350
7,750		7.625%, 11/01/24	6,413
30,000		GenOn Energy, Inc., 9.875%, 10/15/20	18,150
		NRG Energy, Inc.,
14,220		6.250%, 05/01/24	11,803
20,000		6.625%, 03/15/23	16,900
8,000		7.875%, 05/15/21	7,550
		Talen Energy Supply LLC,
7,603		4.625%, 07/15/19 (e)	6,120
10,579		6.500%, 06/01/25	7,300

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Independent Power & Renewable Electricity Producers — continued
		TerraForm Power Operating LLC,
15,357		5.875%, 02/01/23 (e)	11,518
12,640		6.125%, 06/15/25 (e)	9,290

			213,922

		Multi-Utilities — 0.1%
8,760		NRG Yield Operating LLC, 5.375%, 08/15/24	7,709

		Total Utilities	334,760

		Total Corporate Bonds (Cost $8,779,392)	7,901,795

Preferred Securities — 1.4% (x)
		Financials — 1.4%
		Banks — 1.4%
18,248		Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	17,701
9,180		Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	8,712
3,393		BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25 (e)	3,172
		Citigroup, Inc.,
9,016		VAR, 5.950%, 01/30/23	8,520
10,310		Series O, VAR, 5.875%, 03/27/20	9,601
19,345		Series Q, VAR, 5.950%, 08/15/20	18,185
12,720		Series R, VAR, 6.125%, 11/15/20	12,529
		Credit Agricole S.A., (France),
4,709		VAR, 6.625%, 09/23/19 (e)	4,149
9,685		VAR, 8.125%, 12/23/25 (e)	9,009
		Royal Bank of Scotland Group plc, (United Kingdom),
18,882		VAR, 7.500%, 08/10/20	17,039
6,561		VAR, 8.000%, 08/10/25	5,987
20,785		Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	19,018

		Total Preferred Securities (Cost $143,032)	133,622

SHARES
Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e)	1,231

		Specialty Retail — 0.0% (g)
116		Nebraska Book Holdings, Inc. (a)	124

		Total Consumer Discretionary	1,355

SHARES	SECURITY DESCRIPTION	VALUE($)

	Financials — 0.1%
	Diversified Financial Services — 0.1%
9,055	Adelphia Recovery Trust (a)	—	(h)
106	Somerset Cayuga Holding Co., Inc. (a)	2,465

	Total Financials	2,465

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A, ADR (a)	—	(h)

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
1,491	NII Holdings, Inc. (a)	7,916

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
200	Dynegy, Inc. (a)	2,016

	Total Common Stocks (Cost $31,839)	13,752

Preferred Stocks — 0.6%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1	Spanish Broadcasting System, Inc., Series B, 10.750%, 02/03/16 ($1,000 par value) (v) @	767

	Financials — 0.5%
	Consumer Finance — 0.1%
260	GMAC Capital Trust I, Series 2, VAR, 6.402%, 02/15/40 ($25 par value)	6,308

	Insurance — 0.4%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	9,902
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.742%, 03/29/16 ($1,000 par value) @	27,070

		36,972

	Total Financials	43,280

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @	13,186

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A	—	(h)

	Total Preferred Stocks (Cost $55,897)	57,233

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 6.1%
	Consumer Discretionary — 2.4%
	Automobiles — 0.2%
7,623	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	7,581
12,547	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	12,427

		20,008

	Hotels, Restaurants & Leisure — 0.2%
9,511	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	9,392
5,941	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	5,456

		14,848

	Leisure Products — 0.3%
14,900	Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	12,801
6,945	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	6,424
8,385	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	6,443

		25,668

	Media — 1.1%
27,680	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	27,396
2,814	Entravision Communications Corp., Tranche B Term Loan, VAR, 3.500%, 05/31/20 ^	2,687
49,485	iHeartCommunications, Inc., Term Loan D, VAR, 7.189%, 01/30/19 ^	32,371
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.939%, 07/30/19	13,055
5,500	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	5,485
5,985	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	5,920
6,553	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,360
11,118	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20 ^	10,796

		104,070

	Multiline Retail — 0.3%
30,164	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	29,780

	Specialty Retail — 0.3%
10,738	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^	7,189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
4,433	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	4,293
9,308	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	9,188
8,600	Staples, Inc., Escrow Term Loan, VAR, 4.750%, 02/02/22 ^	8,533

		29,203

	Total Consumer Discretionary	223,577

	Consumer Staples — 0.5%
	Food & Staples Retailing — 0.3%
31,023	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	30,140

	Food Products — 0.2%
3,835	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	3,727
3,656	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	3,455
2,782	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	2,753
3,825	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	3,833
2,933	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	2,901
4,129	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	4,129

		20,798

	Total Consumer Staples	50,938

	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
3,317	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,393

	Oil, Gas & Consumable Fuels — 0.1%
2,738	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,717
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	1,240
6,754	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	4,792
2,269	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	1,976
6,397	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	2,258
8,733	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 12.000%, 12/31/18 (d)	175

		13,158

	Total Energy	14,551

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Financials — 0.3%
	Consumer Finance — 0.2%
14,669	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	13,486

	Diversified Financial Services — 0.1%
14,860	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	13,319

	Total Financials	26,805

	Health Care — 0.2%
	Health Care Providers & Services — 0.1%
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,709

	Pharmaceuticals — 0.1%
10,700	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	10,272

	Total Health Care	15,981

	Industrials — 0.4%
	Building Products — 0.1%
12,690	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	11,421

	Industrial Conglomerates — 0.0% (g)
2,159	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,731

	Machinery — 0.1%
1,980	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	1,629
5,785	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	5,625

		7,254

	Marine — 0.1%
9,560	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	8,365
2,603	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,023
1,568	Navios Maritime Partners LP, Term Loan, (Greece), VAR, 5.500%, 06/18/20 ^	1,384
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	3,229

		14,001

	Road & Rail — 0.1%
7,521	Quality Distribution, Inc., 2nd Lien Term Loan, VAR, 9.500%, 08/18/23	6,017

	Total Industrials	40,424

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 1.0%
	Communications Equipment — 0.2%
18,607	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	10,898
7,094	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	6,939

		17,837

	Internet Software & Services — 0.0% (g)
1,895	Solar Winds Holdings, Inc., 1st Lien US Term Loan, VAR, 6.500%, 02/03/23	1,813

	IT Services — 0.3%
	First Data Corp., Term Loan,
21,610	VAR, 3.934%, 03/23/18	21,318
4,436	VAR, 3.934%, 09/24/18	4,369

		25,687

	Semiconductors & Semiconductor Equipment — 0.5%
22,600	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 4.250%, 02/01/23	22,272
16,349	Microsemi Corp., Term Loan B, VAR, 5.250%, 01/15/23	16,321
5,066	NXP B.V./NXP Funding LLC, Term Loan B, (Netherlands), VAR, 3.750%, 12/07/20	5,052

		43,645

	Total Information Technology	88,982

	Materials — 0.4%
	Construction Materials — 0.0% (g)
1,797	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	1,780

	Containers & Packaging — 0.2%
995	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	982
4,987	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	4,891
8,173	Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	8,121

		13,994

	Metals & Mining — 0.2%
1,130	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	1,071
2,085	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	1,871
10,249	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	9,121
11,498	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	8,808

		20,871

	Total Materials	36,645

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
10,564	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,442
9,471	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	9,053
3,125	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21 ^	3,028

		22,523

	Wireless Telecommunication Services — 0.0% (g)
2,551	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	1,658
3,491	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	2,252

		3,910

	Total Telecommunication Services	26,433

	Utilities — 0.5%
	Electric Utilities — 0.4%
83,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	22,718
70,354	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	18,644

		41,362

	Independent Power & Renewable Electricity Producers — 0.1%
5,400	Calpine Corp., Term Loan, VAR, 4.000%, 01/15/23	5,211

	Total Utilities	46,573

	Total Loan Assignments (Cost $735,108)	570,909

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 6/29/2019 (Strike Price $1.00) (a)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 6/29/2019 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
23	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $1)	—	(h)

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
334,955	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $334,955)	334,955

	Total Investments — 97.2% (Cost $10,096,136)	9,029,284
	Other Assets in Excess of Liabilities — 2.8%	259,387

	NET ASSETS — 100.0%	$9,288,671

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	165

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.3%
	Ally Auto Receivables Trust,
389	Series 2013-2, Class A3, 0.790%, 01/15/18	389
476	Series 2015-1, Class A3, 1.390%, 09/16/19	477
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	305
509	Series 2016-1, Class A3, 1.470%, 04/15/20	509
800	Series 2016-2, Class A3, 1.350%, 05/15/20	800
150	American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.330%, 07/10/18 (e)	150
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,852
619	Series 2014-3, Class A, 1.490%, 04/15/20	622
	AmeriCredit Automobile Receivables Trust,
304	Series 2013-5, Class A3, 0.900%, 09/10/18	304
206	Series 2015-4, Class A3, 1.700%, 07/08/20	206
653	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	647
	BMW Vehicle Lease Trust,
978	Series 2014-1, Class A3, 0.730%, 02/21/17	978
1,500	Series 2015-2, Class A3, 1.400%, 02/20/19	1,501
	BMW Vehicle Owner Trust,
300	Series 2013-A, Class A3, 0.670%, 11/27/17	300
640	Series 2014-A, Class A3, 0.970%, 11/26/18	639
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	469
	Capital Auto Receivables Asset Trust,
1,600	Series 2015-1, Class A3, 1.610%, 06/20/19	1,603
617	Series 2015-2, Class A3, 1.730%, 09/20/19	617
465	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	462
	CarMax Auto Owner Trust,
13	Series 2012-3, Class A3, 0.520%, 07/17/17	13
138	Series 2013-1, Class A3, 0.600%, 10/16/17	138
456	Series 2013-4, Class A3, 0.800%, 07/16/18	455
2,051	Series 2014-2, Class A3, 0.980%, 01/15/19	2,047
527	Series 2015-2, Class A3, 1.370%, 03/16/20	527
337	Series 2016-1, Class A3, 1.610%, 11/16/20	338
1,126	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,123
3,200	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,230
	CNH Equipment Trust,
42	Series 2012-D, Class A3, 0.650%, 04/16/18	42
108	Series 2013-A, Class A3, 0.690%, 06/15/18	108
332	Series 2013-C, Class A3, 1.020%, 08/15/18	332
995	Series 2013-D, Class A3, 0.770%, 10/15/18	993

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	Series 2014-A, Class A3, 0.840%, 05/15/19	998
1,793	Series 2014-B, Class A3, 0.910%, 05/15/19	1,790
290	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	290
	CPS Auto Receivables Trust,
214	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	214
430	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	427
810	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	804
989	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	982
1,542	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	1,530
1,857	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,854
49	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	49
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	1,505
945	DT Auto Owner Trust, Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	944
	Exeter Automobile Receivables Trust,
82	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	83
63	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	63
461	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	460
1,317	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,314
	Fifth Third Auto Trust,
249	Series 2013-1, Class A3, 0.880%, 10/16/17	248
341	Series 2013-A, Class A3, 0.610%, 09/15/17	341
318	Series 2015-1, Class A3, 1.420%, 03/16/20	319
1,311	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,299
	Flagship Credit Auto Trust,
861	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	856
715	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	706
1,002	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	1,002
	Ford Credit Auto Owner Trust,
96	Series 2013-B, Class A3, 0.570%, 10/15/17	96
204	Series 2013-C, Class A3, 0.820%, 12/15/17	204

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
453		Series 2013-D, Class A3, 0.670%, 04/15/18	452
1,269		Series 2014-B, Class A3, 0.900%, 10/15/18	1,267
1,101		Series 2014-C, Class A3, 1.060%, 05/15/19	1,101
668		Series 2015-A, Class A3, 1.280%, 09/15/19	670
658		Series 2015-B, Class A3, 1.160%, 11/15/19	658
585		Series 2015-C, Class A3, 1.410%, 02/15/20	587
1,710		GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,702
788		GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	772
1,299		GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	1,291
		GM Financial Automobile Leasing Trust,
963		Series 2015-1, Class A3, 1.530%, 09/20/18	965
974		Series 2015-3, Class A3, 1.690%, 03/20/19	975
864		GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	862
		Harley-Davidson Motorcycle Trust,
1,498		Series 2015-1, Class A3, 1.410%, 06/15/20	1,500
716		Series 2015-2, Class A3, 1.300%, 03/16/20	715
		Honda Auto Receivables Owner Trust,
91		Series 2013-2, Class A3, 0.530%, 02/16/17	91
582		Series 2013-4, Class A3, 0.690%, 09/18/17	581
1,808		Series 2014-1, Class A3, 0.670%, 11/21/17	1,806
806		Series 2015-1, Class A3, 1.050%, 10/15/18	806
389		Series 2016-1, Class A3, 1.220%, 12/18/19	388
		Hyundai Auto Receivables Trust,
—	(h)	Series 2013-A, Class A3, 0.560%, 07/17/17	—	(h)
149		Series 2013-B, Class A3, 0.710%, 09/15/17	149
673		Series 2014-A, Class A3, 0.790%, 07/16/18	672
1,612		Series 2014-B, Class A3, 0.900%, 12/17/18	1,610
737		Series 2015-A, Class A3, 1.050%, 04/15/19	737
343		Series 2015-C, Class A3, 1.460%, 02/18/20	344
		John Deere Owner Trust,
97		Series 2013-A, Class A3, 0.600%, 03/15/17	97
1,429		Series 2014-B, Class A3, 1.070%, 11/15/18	1,428
384		Series 2015-B, Class A3, 1.440%, 10/15/19	384
1,199		Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	1,199
204		Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	204
		Nissan Auto Lease Trust,
733		Series 2014-A, Class A3, 0.800%, 02/15/17	733
1,000		Series 2015-A, Class A3, 1.400%, 06/15/18	1,000
		Nissan Auto Receivables Owner Trust,
155		Series 2012-A, Class A4, 1.000%, 07/16/18	155
661		Series 2013-C, Class A3, 0.670%, 08/15/18	660
910		Series 2014-A, Class A3, 0.720%, 08/15/18	908

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

559	Series 2014-B, Class A3, 1.110%, 05/15/19	559
823	Series 2015-C, Class A3, 1.370%, 05/15/20	826
2,000	NRZ Advance Receivables Trust Advance Receivables Backed, Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	1,994
	Oak Hill Advisors Residential Loan Trust,
637	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	632
571	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	569
1,082	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,075
861	Ocwen Master Advance Receivables Trust, Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	861
	OneMain Financial Issuance Trust,
1,162	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,160
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,645
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,273
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,710
345	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.373%, 10/25/34	344
134	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	133
1,830	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,806
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	1,472
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	1,095
311	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.736%, 03/25/36	303
233	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	236
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,516
	Toyota Auto Receivables Owner Trust,
22	Series 2013-A, Class A3, 0.550%, 01/17/17	22
1,486	Series 2014-A, Class A3, 0.670%, 12/15/17	1,484
614	Series 2014-C, Class A3, 0.930%, 07/16/18	614
600	Series 2016-A, Class A3, 1.250%, 03/16/20	600
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.380%, 10/15/21 (e)	864

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	167

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Truman Capital Mortgage Loan Trust,
262	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	261
120	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	120
560	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	559
760	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	755
1,069	Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.700%, 04/20/18	1,063
267	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	263
1,475	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,473
562	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	557
1,121	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,111
1,708	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,681
1,162	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,145
1,132	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,115
1,038	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,022
845	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	833
1,642	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,614
1,389	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,374
248	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	246
	Westlake Automobile Receivables Trust,
352	Series 2014-2A, Class A2, 0.970%, 10/16/17 (e)	351
2,053	Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	2,053
	World Omni Auto Receivables Trust,
437	Series 2015-A, Class A3, 1.340%, 05/15/20	438
1,286	Series 2015-B, Class A3, 1.490%, 12/15/20	1,289
	World Omni Automobile Lease Securitization Trust,
802	Series 2014-A, Class A3, 1.160%, 09/15/17	801
1,093	Series 2015-A, Class A3, 1.540%, 10/15/18	1,095

	Total Asset-Backed Securities (Cost $113,341)	113,035

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 17.1%
	Agency CMO — 16.6%
	Federal Home Loan Mortgage Corp. REMIC,
34	Series 1578, Class K, 6.900%, 09/15/23	37
270	Series 2110, Class PG, 6.000%, 01/15/29	309
3	Series 2355, Class BP, 6.000%, 09/15/16	3
4	Series 2391, Class QR, 5.500%, 12/15/16	4
8	Series 2427, Class LW, 6.000%, 03/15/17	8
43	Series 2436, Class MC, 7.000%, 04/15/32	49
51	Series 2441, Class GF, 6.500%, 04/15/32	60
316	Series 2505, Class D, 5.500%, 09/15/32	352
872	Series 2525, Class AM, 4.500%, 04/15/32	976
153	Series 2544, Class KE, 5.500%, 12/15/32	172
374	Series 2557, Class HL, 5.300%, 01/15/33	417
12	Series 2558, Class BD, 5.000%, 01/15/18	12
65	Series 2564, Class NK, 5.000%, 02/15/18	66
124	Series 2575, Class PE, 5.500%, 02/15/33	140
486	Series 2586, Class WG, 4.000%, 03/15/33	514
9	Series 2594, Class JB, 4.500%, 04/15/18	9
23	Series 2595, Class HJ, 5.000%, 03/15/23	24
416	Series 2596, Class QD, 4.000%, 03/15/33	447
215	Series 2611, Class KH, 5.000%, 05/15/18	221
516	Series 2621, Class QH, 5.000%, 05/15/33	572
626	Series 2624, Class QH, 5.000%, 06/15/33	696
1,634	Series 2626, Class JC, 5.000%, 06/15/23	1,747
1,083	Series 2632, Class AB, 4.500%, 06/15/18	1,114
22	Series 2648, Class BK, 5.000%, 07/15/33	23
47	Series 2649, Class PJ, 3.500%, 06/15/33	50
25	Series 2649, Class QH, 4.500%, 07/15/18	26
227	Series 2649, Class WB, 3.500%, 07/15/23	237
1,255	Series 2685, Class DT, 5.000%, 10/15/23	1,369
286	Series 2687, Class JH, 5.000%, 10/15/23	310
753	Series 2696, Class DG, 5.500%, 10/15/33	844
139	Series 2699, Class TC, 4.000%, 11/15/18	143
1,819	Series 2701, Class AC, 5.000%, 11/15/23	1,963
1	Series 2707, Class KJ, 5.000%, 11/15/18	1
284	Series 2725, Class TA, 4.500%, 12/15/33	337
899	Series 2733, Class ME, 5.000%, 01/15/34	1,001
49	Series 2744, Class TU, 5.500%, 05/15/32	50
6	Series 2750, Class JB, 4.500%, 02/15/19	6
317	Series 2752, Class JB, 4.500%, 02/15/19	327
170	Series 2760, Class KT, 4.500%, 09/15/32	175
421	Series 2764, Class UE, 5.000%, 10/15/32	435
300	Series 2768, Class PK, 5.000%, 03/15/34	330
150	Series 2773, Class OC, 5.000%, 04/15/19	157
540	Series 2804, Class AM, 5.000%, 03/15/34	550

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
12	Series 2827, Class TE, 5.000%, 04/15/33	12
131	Series 2828, Class JE, 4.500%, 07/15/19	137
28	Series 2843, Class BC, 5.000%, 08/15/19	29
624	Series 2852, Class NY, 5.000%, 09/15/33	626
270	Series 2864, Class NB, 5.500%, 07/15/33	282
243	Series 2875, Class HB, 4.000%, 10/15/19	251
4	Series 2888, Class CG, 5.000%, 08/15/33	4
684	Series 2899, Class HB, 4.000%, 12/15/19	705
149	Series 2910, Class BE, 4.500%, 12/15/19	154
204	Series 2920, Class KT, 4.500%, 01/15/20	211
185	Series 2929, Class KG, 4.500%, 02/15/20	191
690	Series 2934, Class KG, 5.000%, 02/15/35	767
47	Series 2950, Class JA, 4.500%, 03/15/20	48
1,893	Series 2960, Class JH, 5.500%, 04/15/35	2,129
103	Series 2968, Class MD, 5.500%, 12/15/33	106
193	Series 2981, Class BC, 4.500%, 05/15/20	200
63	Series 2988, Class TY, 5.500%, 06/15/25	69
1,549	Series 2989, Class TG, 5.000%, 06/15/25	1,695
24	Series 2993, Class PM, 4.500%, 05/15/35	24
29	Series 3017, Class MK, 5.000%, 12/15/34	30
126	Series 3028, Class ME, 5.000%, 02/15/34	127
84	Series 3036, Class TE, 5.500%, 12/15/34	86
58	Series 3057, Class PE, 5.500%, 11/15/34	58
47	Series 3077, Class TO, PO, 04/15/35	44
131	Series 3082, Class PW, 5.500%, 12/15/35	148
3,096	Series 3084, Class BH, 5.500%, 12/15/35	3,491
172	Series 3087, Class KX, 5.500%, 12/15/25	189
2,853	Series 3098, Class KG, 5.500%, 01/15/36	3,203
2,521	Series 3102, Class CE, 5.500%, 01/15/26	2,783
68	Series 3121, Class JD, 5.500%, 03/15/26	75
235	Series 3123, Class HT, 5.000%, 03/15/26	256
133	Series 3136, Class CO, PO, 04/15/36	124
100	Series 3145, Class AJ, 5.500%, 04/15/36	113
905	Series 3150, Class EQ, 5.000%, 05/15/26	984
171	Series 3200, Class PO, PO, 08/15/36	160
236	Series 3219, Class PD, 6.000%, 11/15/35	241
110	Series 3270, Class AT, 5.500%, 01/15/37	124
20	Series 3272, Class PA, 6.000%, 02/15/37	23
39	Series 3289, Class ND, 5.500%, 06/15/35	40
2,806	Series 3294, Class DB, 4.500%, 03/15/22	2,920
113	Series 3337, Class MD, 5.500%, 06/15/27	126
159	Series 3348, Class HT, 6.000%, 07/15/37	182
575	Series 3349, Class HE, 5.500%, 07/15/36	596
52	Series 3372, Class BD, 4.500%, 10/15/22	55
33	Series 3508, Class PK, 4.000%, 02/15/39	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
48	Series 3513, Class A, 4.500%, 02/15/39	51
652	Series 3521, Class B, 4.000%, 04/15/24	707
145	Series 3544, Class BC, 4.000%, 06/15/24	154
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,661
2,890	Series 3562, Class JC, 4.000%, 08/15/24	3,043
2,011	Series 3563, Class BD, 4.000%, 08/15/24	2,098
75	Series 3563, Class LB, 4.000%, 08/15/29	81
265	Series 3571, Class MY, 4.000%, 09/15/24	290
2,134	Series 3575, Class EB, 4.000%, 09/15/24	2,260
3,262	Series 3577, Class B, 4.000%, 09/15/24	3,454
513	Series 3578, Class KB, 4.000%, 09/15/24	546
62	Series 3593, Class PC, 5.000%, 05/15/38	62
458	Series 3605, Class NB, 5.500%, 06/15/37	471
591	Series 3647, Class GA, 5.000%, 11/15/28	613
17	Series 3652, Class A, 4.500%, 11/15/24	18
369	Series 3653, Class B, 4.500%, 04/15/30	401
2,424	Series 3653, Class HJ, 5.000%, 04/15/40	2,688
135	Series 3659, Class BD, 5.000%, 01/15/37	142
530	Series 3659, Class VG, 5.000%, 09/15/34	597
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,727
2,544	Series 3677, Class PB, 4.500%, 05/15/40	2,750
108	Series 3688, Class GT, VAR, 7.248%, 11/15/46	127
260	Series 3715, Class PC, 4.500%, 08/15/40	289
1,088	Series 3740, Class BP, 4.500%, 04/15/38	1,145
253	Series 3747, Class HI, IO, 4.500%, 07/15/37	12
880	Series 3747, Class PA, 4.000%, 04/15/38	929
149	Series 3755, Class ML, 5.500%, 06/15/29	159
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,869
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,361
560	Series 3797, Class PA, 4.500%, 08/15/39	582
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,793
1,823	Series 3819, Class ZQ, 6.000%, 04/15/36	2,083
500	Series 3824, Class EY, 3.500%, 03/15/31	544
1,847	Series 3827, Class BM, 5.500%, 08/15/39	2,019
980	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,109
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,989
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,706
821	Series 3898, Class KH, 3.500%, 06/15/26	885
1,370	Series 3904, Class EC, 2.000%, 08/15/40	1,369
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,759
597	Series 3955, Class HB, 3.000%, 12/15/40	615
2,500	Series 3956, Class EB, 3.250%, 11/15/41	2,574

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,600
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,910
275	Series 4026, Class MQ, 4.000%, 04/15/42	300
676	Series 4085, Class FB, VAR, 0.827%, 01/15/39	679
3,524	Series 4219, Class JA, 3.500%, 08/15/39	3,719
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,772
2,671	Series 4337, Class VJ, 3.500%, 06/15/27	2,890
1,956	Federal Home Loan Mortgage Corp. STRIPS, Series 262, Class 35, 3.500%, 07/15/42	2,041
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,873
2,256	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,319
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,885
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,028
3,500	Series 2014-M1, Class A2, VAR, 3.306%, 07/25/23	3,730
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,353
3,100	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	3,339
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,994
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,880
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,072
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,667
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,617
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,489
	Federal National Mortgage Association REMIC,
370	Series 1997-57, Class PN, 5.000%, 09/18/27	406
21	Series 1999-51, Class PH, 6.000%, 10/25/29	21
151	Series 2001-63, Class TC, 6.000%, 12/25/31	169
383	Series 2001-81, Class HE, 6.500%, 01/25/32	445
5	Series 2002-24, Class AJ, 6.000%, 04/25/17	5

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
354	Series 2002-75, Class GB, 5.500%, 11/25/32	381
139	Series 2002-85, Class PE, 5.500%, 12/25/32	154
146	Series 2003-5, Class EQ, 5.500%, 02/25/23	159
80	Series 2003-21, Class OU, 5.500%, 03/25/33	90
108	Series 2003-23, Class CH, 5.000%, 04/25/33	117
800	Series 2003-26, Class EB, 3.500%, 04/25/33	855
281	Series 2003-41, Class BK, 5.000%, 05/25/18	289
174	Series 2003-48, Class TC, 5.000%, 06/25/23	188
150	Series 2003-55, Class HY, 5.000%, 06/25/23	162
297	Series 2003-63, Class YB, 5.000%, 07/25/33	328
489	Series 2003-69, Class N, 5.000%, 07/25/33	538
342	Series 2003-80, Class QG, 5.000%, 08/25/33	395
134	Series 2003-84, Class GE, 4.500%, 09/25/18	139
363	Series 2003-85, Class QD, 5.500%, 09/25/33	407
32	Series 2003-87, Class TJ, 4.500%, 09/25/18	33
102	Series 2003-94, Class CE, 5.000%, 10/25/33	111
862	Series 2003-129, Class ME, 5.000%, 08/25/23	887
134	Series 2003-134, Class MH, 5.000%, 06/25/33	139
650	Series 2004-44, Class KT, 6.000%, 06/25/24	718
216	Series 2004-53, Class NC, 5.500%, 07/25/24	236
447	Series 2004-70, Class EB, 5.000%, 10/25/24	484
16	Series 2004-81, Class HA, 4.250%, 10/25/24	16
568	Series 2005-5, Class CK, 5.000%, 01/25/35	618
1,362	Series 2005-29, Class WC, 4.750%, 04/25/35	1,504
280	Series 2005-33, Class QD, 5.000%, 01/25/34	285
294	Series 2005-48, Class TD, 5.500%, 06/25/35	345

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
936	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,052
123	Series 2005-58, Class EP, 5.500%, 07/25/35	135
100	Series 2005-62, Class CP, 4.750%, 07/25/35	107
250	Series 2005-68, Class BE, 5.250%, 08/25/35	306
412	Series 2005-68, Class PG, 5.500%, 08/25/35	466
123	Series 2005-86, Class AX, 5.500%, 10/25/35	125
51	Series 2005-99, Class AE, 5.500%, 12/25/35	52
1,197	Series 2005-102, Class PG, 5.000%, 11/25/35	1,329
764	Series 2005-110, Class GL, 5.500%, 12/25/35	910
37	Series 2005-110, Class MB, 5.500%, 09/25/35	39
6	Series 2005-116, Class PB, 6.000%, 04/25/34	6
503	Series 2006-22, Class CE, 4.500%, 08/25/23	537
62	Series 2006-41, Class MC, 5.500%, 07/25/35	63
149	Series 2006-49, Class PA, 6.000%, 06/25/36	174
128	Series 2006-65, Class TE, 5.500%, 05/25/35	129
800	Series 2006-114, Class HE, 5.500%, 12/25/36	899
81	Series 2007-33, Class HE, 5.500%, 04/25/37	91
30	Series 2007-65, Class KI, IF, IO, 6.184%, 07/25/37	4
384	Series 2007-71, Class GB, 6.000%, 07/25/37	439
369	Series 2007-71, Class KP, 5.500%, 07/25/37	409
35	Series 2007-76, Class PK, 6.000%, 06/25/36	35
197	Series 2007-113, Class DB, 4.500%, 12/25/22	206
237	Series 2008-65, Class CD, 4.500%, 08/25/23	250
1,585	Series 2008-70, Class BY, 4.000%, 08/25/23	1,636

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
55	Series 2008-72, Class BX, 5.500%, 08/25/38	61
21	Series 2008-74, Class B, 5.500%, 09/25/38	23
871	Series 2009-19, Class PW, 4.500%, 10/25/36	952
43	Series 2009-37, Class KI, IF, IO, 5.564%, 06/25/39	6
255	Series 2009-39, Class LB, 4.500%, 06/25/29	277
1,099	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,231
163	Series 2009-71, Class MB, 4.500%, 09/25/24	173
1,071	Series 2009-71, Class XB, 5.000%, 03/25/38	1,083
76	Series 2009-78, Class J, 5.000%, 09/25/19	79
39	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	6
105	Series 2009-86, Class OT, PO, 10/25/37	95
2,417	Series 2009-92, Class AD, 6.000%, 11/25/39	2,713
73	Series 2009-96, Class CB, 4.000%, 11/25/49	76
380	Series 2009-96, Class DB, 4.000%, 11/25/29	406
298	Series 2009-112, Class ST, IF, IO, 5.814%, 01/25/40	50
120	Series 2010-9, Class MD, 5.000%, 02/25/38	132
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,356
500	Series 2010-28, Class DE, 5.000%, 04/25/30	568
156	Series 2010-35, Class SB, IF, IO, 5.984%, 04/25/40	20
3,533	Series 2010-37, Class CY, 5.000%, 04/25/40	3,895
700	Series 2010-41, Class DC, 4.500%, 05/25/25	758
2,465	Series 2010-49, Class KB, 4.000%, 05/25/25	2,598
136	Series 2010-54, Class EA, 4.500%, 06/25/40	148
95	Series 2010-56, Class BD, 5.000%, 12/25/38	97
27	Series 2010-64, Class DM, 5.000%, 06/25/40	30
7	Series 2010-64, Class EH, 5.000%, 10/25/35	7

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
455	Series 2010-71, Class HJ, 5.500%, 07/25/40	521
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,270
176	Series 2010-111, Class AE, 5.500%, 04/25/38	183
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,452
1,350	Series 2010-135, Class HE, 3.000%, 01/25/21	1,375
570	Series 2011-22, Class MA, 6.500%, 04/25/38	631
1,507	Series 2011-39, Class ZA, 6.000%, 11/25/32	1,735
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,105
500	Series 2011-50, Class LP, 4.000%, 06/25/41	549
2,347	Series 2011-61, Class V, 4.500%, 08/25/22	2,392
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,209
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,050
588	Series 2012-103, Class DA, 3.500%, 10/25/41	617
1,452	Series 2012-137, Class CF, VAR, 0.736%, 08/25/41	1,450
2,121	Series 2013-83, Class CA, 3.500%, 10/25/37	2,226
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,705
	Federal National Mortgage Association STRIPS,
58	Series 293, Class 1, PO, 12/25/24	55
108	Series 314, Class 1, PO, 07/25/31	97
	Government National Mortgage Association,
69	Series 2002-44, Class JC, 6.000%, 07/20/32	80
650	Series 2002-79, Class KL, 5.500%, 11/20/32	723
170	Series 2003-10, Class KJ, 5.500%, 02/20/33	193
652	Series 2003-29, Class PD, 5.500%, 04/16/33	732
401	Series 2003-33, Class NE, 5.500%, 04/16/33	447
31	Series 2003-40, Class TD, 5.000%, 03/20/33	31
223	Series 2003-65, Class AP, 5.500%, 08/20/33	251

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
898	Series 2003-77, Class TK, 5.000%, 09/16/33	999
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,921
53	Series 2004-54, Class BG, 5.500%, 07/20/34	61
1	Series 2004-75, Class NG, 5.500%, 09/20/33	1
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,035
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,050
450	Series 2005-11, Class PL, 5.000%, 02/20/35	502
2,194	Series 2005-26, Class XY, 5.500%, 03/20/35	2,478
578	Series 2005-33, Class AY, 5.500%, 04/16/35	659
197	Series 2005-49, Class B, 5.500%, 06/20/35	222
482	Series 2005-51, Class DC, 5.000%, 07/20/35	537
74	Series 2005-56, Class BD, 5.000%, 07/20/35	83
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
538	Series 2007-37, Class LB, 5.500%, 06/16/37	612
429	Series 2007-79, Class BL, 5.750%, 08/20/37	490
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	520
1,007	Series 2008-9, Class PW, 5.250%, 02/20/38	1,143
312	Series 2008-23, Class YA, 5.250%, 03/20/38	347
1,157	Series 2008-33, Class PB, 5.500%, 04/20/38	1,305
293	Series 2008-34, Class PG, 5.250%, 04/20/38	338
318	Series 2008-35, Class NF, 5.000%, 04/20/38	355
381	Series 2008-38, Class BE, 5.000%, 07/16/36	397
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,162
324	Series 2008-43, Class NB, 5.500%, 05/20/38	368
925	Series 2008-56, Class PX, 5.500%, 06/20/38	1,050
1,210	Series 2008-58, Class PD, 5.500%, 08/16/37	1,282

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,485
7	Series 2008-62, Class SA, IF, IO, 5.718%, 07/20/38	1
223	Series 2008-76, Class US, IF, IO, 5.468%, 09/20/38	34
217	Series 2008-95, Class DS, IF, IO, 6.868%, 12/20/38	44
345	Series 2009-14, Class AG, 4.500%, 03/20/39	374
60	Series 2009-15, Class NA, 5.000%, 12/20/38	62
54	Series 2009-61, Class AP, 4.000%, 08/20/39	57
541	Series 2009-72, Class SM, IF, IO, 5.820%, 08/16/39	87
365	Series 2009-106, Class ST, IF, IO, 5.568%, 02/20/38	62
175	Series 2010-7, Class EA, 5.000%, 06/16/38	194
76	Series 2010-14, Class QP, 6.000%, 12/20/39	79
411	Series 2010-130, Class BD, 4.000%, 12/20/39	447
451	Series 2010-157, Class OP, PO, 12/20/40	401
2,324	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	2,647
2,123	Series 2014-H11, Class VA, VAR, 0.930%, 06/20/64	2,095
3,111	Series 2015-H20, Class FA, VAR, 0.900%, 08/20/65	3,067
2,054	Series 2015-H26, Class FG, VAR, 0.950%, 10/20/65	2,027
1,110	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,283

		258,375

	Non-Agency CMO — 0.5%
109	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	111
713	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 1.076%, 07/25/34	674
28	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	29
251	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	252
	Citigroup Mortgage Loan Trust, Inc.,
40	Series 2003-1, Class 3A4, 5.250%, 09/25/33	40
83	Series 2004-HYB4, Class WA, VAR, 2.852%, 12/25/34	82

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
51	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	51
286	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	295
329	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	337
	JP Morgan Mortgage Trust,
998	Series 2006-A2, Class 5A3, VAR, 2.682%, 11/25/33	999
173	Series 2007-A1, Class 5A5, VAR, 2.826%, 07/25/35	174
263	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.781%, 04/21/34	263
17	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	17
217	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	220
	Merrill Lynch Mortgage Investors Trust,
321	Series 2003-F, Class A1, VAR, 1.076%, 10/25/28	313
393	Series 2004-B, Class A1, VAR, 0.936%, 05/25/29	381
89	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	93
106	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	107
12	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	12
22	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	22
827	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 1.032%, 12/20/34	797
529	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	529
311	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 1.126%, 01/19/34	298
587	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.229%, 12/25/44	577
	WaMu Mortgage Pass-Through Certificates Trust,
344	Series 2003-AR11, Class A6, VAR, 2.530%, 10/25/33	345
7	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	7

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
112	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	111
1,080	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.738%, 09/25/34	1,075

		8,211

	Total Collateralized Mortgage Obligations (Cost $260,462)	266,586

Commercial Mortgage-Backed Securities — 3.1%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,322
	Banc of America Commercial Mortgage Trust,
1,617	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,619
976	Series 2006-5, Class A4, 5.414%, 09/10/47	983
31	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	31
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,425
37	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	38
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,765
608	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.877%, 07/10/38	610
394	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	394
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,208
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,335
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,080
2,503	Series K046, Class A2, 3.205%, 03/25/25	2,650
2,000	Series K048, Class A2, VAR, 3.284%, 06/25/25	2,130
469	Series K049, Class A2, 3.010%, 07/25/25	489
1,399	Series KF12, Class A, VAR, 1.130%, 09/25/22	1,401
327	Series KJ02, Class A2, 2.597%, 09/25/20	337
1,750	Series KPLB, Class A, 2.770%, 05/25/25	1,784
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,194
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,354

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	JP Morgan Chase Commercial Mortgage Securities Trust,
194	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	194
552	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	553
1,218	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,242
23,657	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.612%, 12/12/49 (e)	92
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,321
	Morgan Stanley Capital I Trust,
44,067	Series 2007-HQ11, Class X, IO, VAR, 0.208%, 02/12/44 (e)	73
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	609
323	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	322
72	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	72
1,726	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.879%, 07/14/34 (e)	1,705
782	RAIT Trust, Series 2015-FL4, Class A, VAR, 1.777%, 12/15/31 (e)	769
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	895
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,099
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,518
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,895
77	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	77
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,893

	Total Commercial Mortgage-Backed Securities (Cost $47,963)	48,478

Corporate Bonds — 29.7%
	Consumer Discretionary — 2.1%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	138
1,135	4.250%, 03/01/21	1,191
40	5.000%, 03/30/20	43

		1,372

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,082
153	2.250%, 03/02/20 (e)	151
584	2.625%, 09/15/16 (e)	588

		2,821

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,277
326	Starbucks Corp., 2.700%, 06/15/22	336

		1,613

	Internet & Catalog Retail — 0.1%
1,217	Amazon.com, Inc., 3.800%, 12/05/24	1,306

	Media — 1.3%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	33
600	7.430%, 10/01/26	734
200	7.700%, 10/30/25	255
1,019	CBS Corp., 3.700%, 08/15/24	1,015
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	489
335	Comcast Corp., 6.500%, 01/15/17	351
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,232	3.800%, 03/15/22	1,266
360	4.450%, 04/01/24	378
422	Discovery Communications LLC, 4.375%, 06/15/21	430
285	Grupo Televisa SAB, (Mexico), 4.625%, 01/30/26	289
400	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (e)	402
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	2,037
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,786
800	4.300%, 11/23/23	844
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	57
3,425	8.750%, 02/14/19	3,948
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	593
	Time Warner, Inc.,
400	3.400%, 06/15/22	396
200	3.550%, 06/01/24	197
1,715	4.050%, 12/15/23	1,768

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
	Viacom, Inc.,
700	3.125%, 06/15/22	638
189	3.250%, 03/15/23	171
361	3.875%, 12/15/21	359
300	3.875%, 04/01/24	281
750	4.250%, 09/01/23	733
13	6.250%, 04/30/16	13
806	Walt Disney Co. (The), 1.100%, 12/01/17	807

		20,270

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	186
1,240	7.450%, 07/15/17	1,331
175	Nordstrom, Inc., 4.000%, 10/15/21	183
868	Target Corp., 3.500%, 07/01/24	930

		2,630

	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	253
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	541
450	2.700%, 04/01/23	462
986	3.750%, 02/15/24	1,078
	Lowe’s Cos., Inc.,
1,004	3.125%, 09/15/24	1,032
238	3.375%, 09/15/25	250

		3,616

	Total Consumer Discretionary	33,628

	Consumer Staples — 2.3%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc.,
1,384	3.300%, 02/01/23	1,422
2,000	3.700%, 02/01/24	2,117
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	895
1,000	1.800%, 09/01/16	1,005
1,000	Diageo Investment Corp., 2.875%, 05/11/22	1,023
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,261
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,523

		9,246

	Food & Staples Retailing — 0.7%
1,094	Costco Wholesale Corp., 2.250%, 02/15/22	1,105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,095
557	3.500%, 07/20/22	582
800	4.000%, 12/05/23	864
	Kroger Co. (The),
92	5.400%, 07/15/40	103
700	6.150%, 01/15/20	806
1,000	6.400%, 08/15/17	1,070
208	Sysco Corp., 3.750%, 10/01/25	215
469	Walgreen Co., 3.100%, 09/15/22	462
1,057	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,065
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,690
200	3.300%, 04/22/24	213
930	3.625%, 07/08/20	1,003

		10,273

	Food Products — 0.8%
	Bunge Ltd. Finance Corp.,
31	3.500%, 11/24/20	31
1,192	8.500%, 06/15/19	1,379
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	933
400	6.000%, 11/27/17 (e)	428
1,000	7.350%, 03/06/19 (e)	1,155
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,161
100	5.650%, 02/15/19	111
	Kellogg Co.,
513	3.250%, 05/21/18	529
1,606	4.000%, 12/15/20	1,709
	Kraft Foods Group, Inc.,
1,419	3.500%, 06/06/22	1,464
310	5.375%, 02/10/20	343
425	6.875%, 01/26/39	521
89	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	92
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,669
171	Tyson Foods, Inc., 2.650%, 08/15/19	173

		12,698

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	202
1,800	2.400%, 06/01/23	1,806

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — continued
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,807

		3,815

	Total Consumer Staples	36,032

	Energy — 2.9%
	Energy Equipment & Services — 0.4%
199	Cameron International Corp., 4.000%, 12/15/23	197
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	105
	Halliburton Co.,
350	3.500%, 08/01/23	327
550	6.150%, 09/15/19	599
750	8.750%, 02/15/21	909
800	Nabors Industries, Inc., 4.625%, 09/15/21	537
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,234
	Noble Holding International Ltd., (Cayman Islands),
719	3.950%, 03/15/22	368
172	4.000%, 03/16/18	138
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	236
737	3.650%, 12/01/23	745
	Transocean, Inc., (Cayman Islands),
500	4.300%, 10/15/22	245
578	6.500%, 11/15/20	341
442	7.125%, 12/15/21	243
460	7.375%, 04/15/18	356

		6,580

	Oil, Gas & Consumable Fuels — 2.5%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,045
400	Apache Corp., 6.900%, 09/15/18	421
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	995
317	2.750%, 05/10/23	300
712	3.245%, 05/06/22	702
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,016
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	801
500	5.900%, 02/01/18	488
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	872
	Chevron Corp.,
1,000	2.355%, 12/05/22	960
285	3.191%, 06/24/23	288

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	856
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	402
	Devon Energy Corp.,
725	3.250%, 05/15/22	559
1,250	6.300%, 01/15/19	1,185
	Ecopetrol S.A., (Colombia),
467	4.125%, 01/16/25	358
773	5.375%, 06/26/26	627
	Energy Transfer Partners LP,
537	3.600%, 02/01/23	446
182	4.750%, 01/15/26	156
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	219
633	4.150%, 06/01/25	437
	Enterprise Products Operating LLC,
225	3.350%, 03/15/23	211
651	3.700%, 02/15/26	609
150	3.750%, 02/15/25	142
263	3.900%, 02/15/24	249
	EOG Resources, Inc.,
240	2.625%, 03/15/23	216
600	4.150%, 01/15/26	592
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,196
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,294
400	Marathon Oil Corp., 2.800%, 11/01/22	262
964	Marathon Petroleum Corp., 3.625%, 09/15/24	786
118	Noble Energy, Inc., 5.625%, 05/01/21	107
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	139
441	2.700%, 02/15/23	413
727	3.500%, 06/15/25	709
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,473
	Petrobras Global Finance B.V., (Netherlands),
1,000	3.500%, 02/06/17	978
500	7.875%, 03/15/19	451
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26 (e)	649
270	4.875%, 01/18/24	250
466	6.375%, 02/04/21 (e)	483
173	Phillips 66, 4.300%, 04/01/22	176
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	618

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
575	3.650%, 06/01/22	474
300	3.850%, 10/15/23	243
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	418
50	6.200%, 04/15/18	52
710	8.000%, 10/01/19	754
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,086
1,200	3.125%, 08/17/17	1,222
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	316
200	6.100%, 06/01/18	206
	Sunoco Logistics Partners Operations LP,
156	4.250%, 04/01/24	131
700	5.500%, 02/15/20	676
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,019
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	785
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	138
200	2.700%, 01/25/23	192
1,003	3.750%, 04/10/24	1,020
240	Total Capital S.A., (France), 2.300%, 03/15/16	240
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	422
2,345	3.750%, 10/16/23	2,292
300	7.125%, 01/15/19	328

		38,150

	Total Energy	44,730

	Financials — 10.2%
	Banks — 4.0%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,644
	Bank of America Corp.,
53	3.300%, 01/11/23	53
360	3.625%, 03/17/16	361
1,154	4.000%, 01/22/25	1,121
737	4.100%, 07/24/23	767
556	4.450%, 03/03/26	556
780	5.000%, 05/13/21	852
865	5.625%, 07/01/20	957
600	6.400%, 08/28/17	637
427	6.500%, 08/01/16	436

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,000	6.875%, 04/25/18	2,184
2,600	7.625%, 06/01/19	2,996
585	Series L, 5.650%, 05/01/18	625
	Bank of Montreal, (Canada),
567	1.400%, 09/11/17	569
1,153	2.375%, 01/25/19	1,166
100	2.550%, 11/06/22	100
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,988
630	2.800%, 07/21/21	642
952	Barclays plc, (United Kingdom), 3.650%, 03/16/25	875
	BB&T Corp.,
166	2.250%, 02/01/19	168
500	2.625%, 06/29/20	507
60	3.950%, 04/29/16	61
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,268
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	995
845	1.800%, 02/05/18	839
2,000	2.050%, 12/07/18	1,988
484	3.750%, 06/16/24	496
778	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	767
903	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	951
447	Discover Bank, 4.200%, 08/08/23	454
470	Fifth Third Bancorp, 2.875%, 07/27/20	474
	Fifth Third Bank,
250	2.375%, 04/25/19	251
425	2.875%, 10/01/21	429
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	520
1,100	4.750%, 01/19/21 (e)	1,212
	HSBC Holdings plc, (United Kingdom),
1,100	4.000%, 03/30/22	1,144
800	4.250%, 03/14/24	787
	KeyCorp,
42	2.900%, 09/15/20	42
1,657	5.100%, 03/24/21	1,822
813	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	809
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,081
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	922

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,009
100	National City Corp., 6.875%, 05/15/19	112
591	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	613
	PNC Funding Corp.,
50	5.125%, 02/08/20	55
50	5.625%, 02/01/17	52
725	6.700%, 06/10/19	831
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,301
1,193	2.000%, 10/01/18	1,207
600	2.200%, 07/27/18	607
250	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	248
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	444
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,773
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,461
800	3.500%, 01/20/17	813
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	711
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	401
1,041	1.750%, 07/23/18	1,042
	U.S. Bancorp,
307	1.650%, 05/15/17	309
500	2.200%, 04/25/19	507
215	2.950%, 07/15/22	218
732	4.125%, 05/24/21	798
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,053
3,895	5.750%, 02/01/18	4,188
	Wells Fargo & Co.,
428	2.550%, 12/07/20	431
368	3.000%, 02/19/25	368
1,000	3.500%, 03/08/22	1,049
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,073
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	508

		61,698

	Capital Markets — 2.2%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,277
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
1,440	4.150%, 02/01/21	1,572
155	4.600%, 01/15/20	168
200	BlackRock, Inc., 6.250%, 09/15/17	215
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	511
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	546
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Credit Suisse AG, (Switzerland),
833	1.750%, 01/29/18	828
520	3.625%, 09/09/24	522
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	595
350	6.000%, 09/01/17	366
	Goldman Sachs Group, Inc. (The),
500	3.625%, 01/22/23	508
92	4.250%, 10/21/25	92
196	5.250%, 07/27/21	218
900	5.375%, 03/15/20	987
1,195	6.000%, 06/15/20	1,341
5,150	7.500%, 02/15/19	5,861
436	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	451
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,072
	Macquarie Bank Ltd., (Australia),
190	2.350%, 01/15/19 (e)	191
291	2.600%, 06/24/19 (e)	291
810	5.000%, 02/22/17 (e)	835
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	886
	Morgan Stanley,
600	2.650%, 01/27/20	599
1,081	3.875%, 01/27/26	1,111
880	4.350%, 09/08/26	875
622	5.000%, 11/24/25	654
331	5.500%, 07/24/20	367
2,500	5.625%, 09/23/19	2,744
510	5.750%, 01/25/21	573
1,000	6.625%, 04/01/18	1,088
1,700	7.300%, 05/13/19	1,943
	State Street Corp.,
1,724	3.100%, 05/15/23	1,736
1,154	3.700%, 11/20/23	1,227

		34,384

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 1.1%
400	American Express Centurion Bank, 6.000%, 09/13/17	426
	American Express Co.,
200	6.150%, 08/28/17	213
1,820	7.000%, 03/19/18	1,999
	American Honda Finance Corp.,
250	2.250%, 08/15/19	254
1,450	7.625%, 10/01/18 (e)	1,655
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	178
510	2.750%, 08/20/21	520
900	2.850%, 06/01/22	911
675	7.150%, 02/15/19	774
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	482
792	2.375%, 03/12/19	779
627	3.000%, 06/12/17	633
757	3.984%, 06/15/16	763
240	4.207%, 04/15/16	241
522	General Motors Financial Co., Inc., 3.100%, 01/15/19	516
	John Deere Capital Corp.,
753	1.600%, 07/13/18	754
65	1.700%, 01/15/20	64
650	3.150%, 10/15/21	677
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,162
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	594
1,400	2.200%, 09/15/19	1,425
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	430
1,700	2.125%, 07/18/19	1,727
800	2.625%, 01/10/23	802

		17,979

	Diversified Financial Services — 0.9%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,721
400	Countrywide Financial Corp., 6.250%, 05/15/16	404
	GE Capital International Funding Co., (Ireland),
674	0.964%, 04/15/16 (e)	674
7,238	2.342%, 11/15/20 (e)	7,311
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,573
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	788

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	Shell International Finance B.V., (Netherlands),
150	3.400%, 08/12/23	149
1,555	4.300%, 09/22/19	1,642
40	4.375%, 03/25/20	42

		14,304

	Insurance — 1.2%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,880
651	Allstate Corp. (The), 3.150%, 06/15/23	668
818	American International Group, Inc., 4.125%, 02/15/24	829
621	Aon Corp., 3.125%, 05/27/16	624
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	324
2,160	5.400%, 05/15/18	2,354
61	Chubb Corp. (The), 5.750%, 05/15/18	66
	CNA Financial Corp.,
860	3.950%, 05/15/24	843
420	6.500%, 08/15/16	429
	Liberty Mutual Group, Inc.,
950	4.250%, 06/15/23 (e)	973
900	5.000%, 06/01/21 (e)	971
	Lincoln National Corp.,
96	4.200%, 03/15/22	100
768	4.850%, 06/24/21	820
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	825
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,226
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	705
1,600	3.000%, 01/10/23 (e)	1,586
426	3.875%, 04/11/22 (e)	448
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	322
1,024	2.150%, 06/18/19 (e)	1,033
471	Principal Financial Group, Inc., 3.125%, 05/15/23	463
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	837
373	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	378

		18,704

	Real Estate Investment Trusts (REITs) — 0.8%
360	American Tower Corp., 3.500%, 01/31/23	353
909	Boston Properties LP, 3.800%, 02/01/24	935

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
672	Duke Realty LP, 4.375%, 06/15/22	708
600	Equity Commonwealth, 6.650%, 01/15/18	632
1,047	ERP Operating LP, 4.625%, 12/15/21	1,157
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,029
469	3.875%, 08/15/24	441
577	4.250%, 11/15/23	564
	Prologis LP,
127	3.750%, 11/01/25	129
457	4.250%, 08/15/23	486
	Realty Income Corp.,
600	3.250%, 10/15/22	590
400	3.875%, 07/15/24	402
1,200	Simon Property Group LP, 4.375%, 03/01/21	1,308
	Ventas Realty LP,
90	3.500%, 02/01/25	87
470	3.750%, 05/01/24	470
158	4.125%, 01/15/26	160
	Welltower, Inc.,
600	3.750%, 03/15/23	595
2,007	4.500%, 01/15/24	2,043

		12,089

	Total Financials	159,158

	Health Care — 1.7%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,175
1,350	4.100%, 06/15/21	1,445
117	Baxalta, Inc., 3.600%, 06/23/22 (e)	116
612	Biogen, Inc., 3.625%, 09/15/22	633
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,001
700	3.950%, 10/15/20	740
88	Gilead Sciences, Inc., 3.250%, 09/01/22	91

		5,201

	Health Care Equipment & Supplies — 0.2%
246	Becton, Dickinson & Co., 2.675%, 12/15/19	251
2,400	Medtronic, Inc., 3.500%, 03/15/25	2,520

		2,771

	Health Care Providers & Services — 0.4%
381	Aetna, Inc., 1.750%, 05/15/17	382
700	Anthem, Inc., 3.300%, 01/15/23	689
131	Cardinal Health, Inc., 3.750%, 09/15/25	136

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
150	McKesson Corp., 2.700%, 12/15/22	146
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,366
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	367
145	2.875%, 12/15/21	149
1,500	2.875%, 03/15/23	1,521
187	3.375%, 11/15/21	198
255	4.700%, 02/15/21	283
100	WellPoint, Inc., 2.375%, 02/15/17	101

		5,338

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	439

	Pharmaceuticals — 0.8%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,294
316	Actavis Funding SCS, (Luxembourg), 3.450%, 03/15/22	322
250	Actavis, Inc., 3.250%, 10/01/22	251
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,194
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	609
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,923
	Johnson & Johnson,
800	2.050%, 03/01/23	801
857	3.375%, 12/05/23	943
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,406
215	2.350%, 02/10/22	216
1,800	Mylan, Inc., 2.600%, 06/24/18	1,784
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,231
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	511
174	Zoetis, Inc., 1.875%, 02/01/18	172

		12,657

	Total Health Care	26,406

	Industrials — 3.3%
	Aerospace & Defense — 0.7%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	883
	Boeing Co. (The),
540	4.875%, 02/15/20	601
750	7.950%, 08/15/24	1,025
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,974

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,331
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	399
850	4.250%, 11/15/19	917
325	Northrop Grumman Corp., 5.050%, 08/01/19	354
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,473
800	3.250%, 06/15/25	819
476	Raytheon Co., 3.150%, 12/15/24	496

		10,272

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	788
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,487
1,600	3.125%, 01/15/21	1,696
425	5.125%, 04/01/19	470

		4,441

	Airlines — 0.2%
399	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	400
69	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	74
867	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	914
316	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	348
266	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	274
35	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	37
62	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	66
418	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	443

		2,556

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	437
1,200	5.500%, 09/15/19	1,321
	Waste Management, Inc.,
862	2.900%, 09/15/22	862
242	4.600%, 03/01/21	261
150	4.750%, 06/30/20	165

		3,046

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction & Engineering — 0.0% (g)
350	ABB Finance USA, Inc., 2.875%, 05/08/22	354
526	Fluor Corp., 3.375%, 09/15/21	546

		900

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	271

	Industrial Conglomerates — 0.5%
	Danaher Corp.,
784	3.900%, 06/23/21	851
500	5.400%, 03/01/19	553
	General Electric Co.,
636	1.600%, 11/20/17	640
200	2.100%, 12/11/19	204
125	4.375%, 09/16/20	138
1,919	4.625%, 01/07/21	2,144
95	5.300%, 02/11/21	108
529	5.500%, 01/08/20	602
80	5.625%, 09/15/17	85
70	5.875%, 01/14/38	88
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	500
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,240
480	5.750%, 03/11/18	513
208	Roper Technologies, Inc., 3.000%, 12/15/20	210

		7,876

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	35
	Deere & Co.,
298	2.600%, 06/08/22	299
700	4.375%, 10/16/19	764
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,485
228	Parker-Hannifin Corp., 3.300%, 11/21/24	238

		2,821

	Road & Rail — 1.2%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	133
2,000	4.100%, 06/01/21	2,152
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,222
600	7.250%, 05/15/19	688
	CSX Corp.,
3,000	6.250%, 03/15/18	3,276
230	7.375%, 02/01/19	265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	121
1,500	3.300%, 10/15/22 (e)	1,495
650	3.850%, 11/15/24 (e)	658
315	4.500%, 08/16/21 (e)	338
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	798
250	3.000%, 04/01/22	250
829	3.250%, 12/01/21	834
750	3.850%, 01/15/24	781
300	5.750%, 04/01/18	324
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	259
	Ryder System, Inc.,
555	2.450%, 09/03/19	550
290	2.500%, 03/01/17	292
535	3.500%, 06/01/17	543
100	3.600%, 03/01/16	100
	Union Pacific Corp.,
850	3.250%, 01/15/25	880
1,200	3.750%, 03/15/24	1,282
1,931	4.163%, 07/15/22	2,121

		19,362

	Total Industrials	51,545

	Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	92
181	2.900%, 03/04/21	188
90	4.450%, 01/15/20	99
975	4.950%, 02/15/19	1,071

		1,450

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	168
1,350	7.500%, 01/15/27	1,627

		1,795

	Internet Software & Services — 0.1%
2,673	eBay, Inc., 2.600%, 07/15/22	2,496

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/08/18	252
1,150	1.625%, 05/15/20	1,142

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
629	1.950%, 07/22/16	632
40	8.375%, 11/01/19	50
864	Xerox Corp., 5.625%, 12/15/19	883

		2,959

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
987	2.700%, 12/15/22	1,003
728	3.100%, 07/29/22	762
773	3.300%, 10/01/21	818
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	840
790	2.750%, 03/12/21	813

		4,236

	Software — 0.4%
942	Intuit, Inc., 5.750%, 03/15/17	982
	Microsoft Corp.,
486	2.375%, 05/01/23	489
1,500	4.200%, 06/01/19	1,637
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,288
539	2.800%, 07/08/21	557
720	5.750%, 04/15/18	787
50	6.500%, 04/15/38	64

		5,804

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
818	2.150%, 02/09/22	810
1,006	2.850%, 05/06/21	1,048
1,154	3.200%, 05/13/25	1,193
567	HP, Inc., 4.375%, 09/15/21	572

		3,623

	Total Information Technology	22,363

	Materials — 0.9%
	Chemicals — 0.6%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	154
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	536
800	3.500%, 10/01/24	804
104	4.125%, 11/15/21	110
17	8.550%, 05/15/19	20
	Ecolab, Inc.,
279	1.450%, 12/08/17	278
167	2.250%, 01/12/20	167
330	3.250%, 01/14/23	336

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,528
708	4.250%, 11/15/23	692
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	98
1,050	6.500%, 05/15/19	1,178
	PPG Industries, Inc.,
550	3.600%, 11/15/20	573
230	6.650%, 03/15/18	251
1,250	Praxair, Inc., 2.200%, 08/15/22	1,228
315	Rohm & Haas Co., 7.850%, 07/15/29	407
400	Union Carbide Corp., 7.500%, 06/01/25	490

		8,850

	Construction Materials — 0.0% (g)
250	CRH America, Inc., 3.875%, 05/18/25 (e)	253

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	376
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	334
400	3.550%, 03/01/22	266
2,267	3.875%, 03/15/23	1,491
	Nucor Corp.,
305	4.000%, 08/01/23	307
172	5.850%, 06/01/18	184
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	38
800	4.125%, 05/20/21	805
650	6.500%, 07/15/18	694

		4,495

	Paper & Forest Products — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	340

	Total Materials	13,938

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,600	3.875%, 08/15/21	1,679
750	4.450%, 05/15/21	802
2,800	5.500%, 02/01/18	2,984
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,498
461	1.625%, 06/28/16	462
350	2.350%, 02/14/19	353

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,003
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
525	2.750%, 09/14/16	529
50	9.000%, 03/01/31	70
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	427
409	5.134%, 04/27/20	438
114	5.462%, 02/16/21	125
	Verizon Communications, Inc.,
822	2.625%, 02/21/20	833
886	4.150%, 03/15/24	944
1,057	4.500%, 09/15/20	1,149
1,000	5.150%, 09/15/23	1,132

		14,695

	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	378
608	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	615
	Vodafone Group plc, (United Kingdom),
700	2.500%, 09/26/22	667
700	2.950%, 02/19/23	671
500	5.625%, 02/27/17	521

		2,852

	Total Telecommunication Services	17,547

	Utilities — 3.8%
	Electric Utilities — 2.8%
800	Appalachian Power Co., 4.600%, 03/30/21	865
372	Arizona Public Service Co., 3.350%, 06/15/24	390
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,627
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	243
	DTE Electric Co.,
197	2.650%, 06/15/22	201
1,000	3.375%, 03/01/25	1,049
1,500	3.650%, 03/15/24	1,610
200	3.900%, 06/01/21	216
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,354
50	6.450%, 10/15/32	64

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
233	Duke Energy Corp., 3.550%, 09/15/21	242
160	Duke Energy Indiana LLC, 3.750%, 07/15/20	171
461	Duke Energy Progress LLC, 2.800%, 05/15/22	472
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	720
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	435
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	771
3,700	Georgia Power Co., 4.250%, 12/01/19	3,989
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,796
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,325
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	28
100	Series J, 3.200%, 03/15/23	101
200	Kentucky Utilities Co., 3.300%, 10/01/25	209
94	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	98
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,107
1,000	7.125%, 03/15/19	1,136
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	518
1,539	2.700%, 09/15/19	1,545
200	6.000%, 03/01/19	218
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	972
300	NSTAR Electric Co., 2.375%, 10/15/22	298
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,357
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	366
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	786
424	3.250%, 09/15/21	441
1,500	3.250%, 06/15/23	1,551
400	3.400%, 08/15/24	416
350	3.850%, 11/15/23	376
50	6.050%, 03/01/34	61
200	PacifiCorp, 5.650%, 07/15/18	218
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,594
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	802
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	226
560	Progress Energy, Inc., 4.400%, 01/15/21	597
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	300
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	236
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,108
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,034
650	5.500%, 08/15/18	713
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,071
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,754
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,607
1,099	2.950%, 01/15/22	1,129
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,003
545	2.950%, 09/15/21	563

		44,157

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,601
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	887

		2,488

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	186
	PSEG Power LLC,
1,290	4.150%, 09/15/21	1,322
221	4.300%, 11/15/23	221

		1,729

	Multi-Utilities — 0.6%
	AGL Capital Corp.,
939	3.500%, 09/15/21	961
550	5.250%, 08/15/19	598
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	541
	Consumers Energy Co.,
137	2.850%, 05/15/22	140
1,060	5.650%, 04/15/20	1,214
350	Dominion Resources, Inc., 4.450%, 03/15/21	376
784	DTE Energy Co., Series F, 3.850%, 12/01/23	825
	NiSource Finance Corp.,
300	3.850%, 02/15/23	313

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
500	5.450%, 09/15/20	553
940	6.125%, 03/01/22	1,090
100	6.800%, 01/15/19	112
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	201
1,400	9.800%, 02/15/19	1,674

		8,605

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	381
1,400	3.850%, 03/01/24	1,519

		1,900

	Total Utilities	58,879

	Total Corporate Bonds (Cost $460,469)	464,226

Foreign Government Securities — 0.3%
514	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	438
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	461
347	4.000%, 09/22/24	354
467	Republic of Poland, (Poland), 4.000%, 01/22/24	501
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	458
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	585
1,076	3.600%, 01/30/25	1,069
694	4.000%, 10/02/23	714
332	4.125%, 01/21/26	341

	Total Foreign Government Securities (Cost $4,878)	4,921

Mortgage Pass-Through Securities — 7.9%
39	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	43
176	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	195
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,112	4.500%, 05/01/41	2,304
306	5.000%, 10/01/33	340
4	6.000%, 12/01/36	4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,945	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,043
	Federal National Mortgage Association, 15 Year, Single Family,
48	6.000%, 10/01/19 - 01/01/24	51
1,693	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	1,791
	Federal National Mortgage Association, 30 Year, Single Family,
1,419	5.000%, 08/01/40	1,588
831	6.000%, 12/01/32 - 04/01/35	958
1,254	6.500%, 10/01/36 - 10/01/38	1,444
751	7.000%, 04/01/37 - 11/01/38	930
	Federal National Mortgage Association, Other,
1,367	VAR, 0.800%, 05/01/24	1,370
2,527	ARM, 0.780%, 01/01/23	2,526
3,000	1.400%, 07/01/17	3,011
2,400	1.735%, 05/01/20	2,416
1,944	1.940%, 07/01/19	1,970
4,800	2.010%, 06/01/20	4,880
1,445	2.140%, 04/01/19	1,473
939	2.190%, 12/01/22	953
2,562	2.340%, 12/01/22	2,623
2,414	2.350%, 05/01/23	2,464
1,571	2.395%, 01/01/22	1,622
4,854	2.400%, 12/01/22 - 07/01/23	4,959
3,788	2.410%, 01/01/23	3,877
1,254	2.490%, 10/01/17	1,274
3,000	2.520%, 05/01/23	3,064
2,087	2.530%, 03/01/23	2,150
1,000	2.590%, 11/01/21	1,040
1,310	2.630%, 09/01/21	1,366
2,000	2.650%, 08/01/22	2,073
2,000	2.670%, 07/01/22	2,075
2,075	2.680%, 05/01/25	2,122
2,625	2.703%, 04/01/23	2,733
2,200	2.810%, 04/01/25	2,260
1,119	2.900%, 06/01/22	1,175
1,485	3.020%, 06/01/25	1,547
3,697	3.030%, 12/01/21 - 04/01/27	3,843
1,934	3.050%, 10/01/20	2,045
2,500	3.100%, 09/01/25	2,617
1,358	3.110%, 10/01/21	1,443
1,494	3.370%, 11/01/20	1,606
5,000	3.380%, 01/01/18 - 12/01/23	5,225
1,277	3.450%, 11/01/23	1,381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

998	3.480%, 12/01/20	1,071
6,240	3.500%, 05/01/43 - 06/01/43	6,557
1,686	3.590%, 10/01/20	1,814
1,150	3.690%, 11/01/23	1,259
4,664	3.743%, 06/01/18	4,853
3,400	3.770%, 09/01/21	3,717
2,295	3.804%, 05/01/22	2,490
1,208	3.860%, 07/01/21	1,325
3,690	4.000%, 07/01/42	3,969
1,000	4.040%, 10/01/20	1,096
1,000	4.260%, 07/01/21	1,115
3,277	4.295%, 06/01/21	3,634
1,870	4.330%, 04/01/21	2,071
737	4.369%, 02/01/20	806
940	4.640%, 01/01/21	1,053
354	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	402

	Total Mortgage Pass-Through Securities (Cost $120,785)	124,106

U.S. Government Agency Securities — 17.9%
20,000	Federal Home Loan Bank, 0.750%, 08/28/17	19,993
	Federal Home Loan Mortgage Corp.,
5,000	0.750%, 01/12/18	4,991
25,000	1.250%, 10/02/19	25,054
62,000	2.375%, 01/13/22	64,898
	Federal National Mortgage Association,
51,450	1.750%, 06/20/19	52,525
105,000	2.625%, 09/06/24	110,795
735	Tennessee Valley Authority, 1.750%, 10/15/18	749

	Total U.S. Government Agency Securities (Cost $269,214)	279,005

U.S. Treasury Obligations — 15.6%
	U.S. Treasury Inflation Indexed Notes,
10,000	0.125%, 04/15/16	10,719
121,705	0.125%, 04/15/17	127,532
33,300	0.125%, 01/15/22	34,854
10,000	0.125%, 07/15/22	10,323
2,000	0.250%, 01/15/25	1,983
9,100	1.375%, 01/15/20	10,546
40,000	1.625%, 01/15/18	46,955

	Total U.S. Treasury Obligations (Cost $242,987)	242,912

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 6.1%
	Investment Companies — 6.1%
86,910	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (†)	86,910
7,760	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (†)	7,760

	Total Short-Term Investments (Cost $94,670)	94,670

	Total Investments — 105.0% (Cost $1,614,769)	1,637,939
	Liabilities in Excess of Other Assets — (5.0)%	(78,109)

	NET ASSETS — 100.0%	$1,559,830

Percentages indicated are based on net assets.

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(324)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(563)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(2,936)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(1,297)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	(258)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,980)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(1,140)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(573)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(520)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(1,347)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(681)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	(321)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	(322)
Citibank, N.A.	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(979)
Citibank, N.A.	1.478% at termination	CPI-U at termination	04/02/2017	4,000	(12)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(1,239)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(1,494)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(4,799)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(355)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	20,000	(2,075)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(421)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,372)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(2,021)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(3,998)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(2,665)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,690)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(3,586)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(2,421)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	(669)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/2020	$32,000	$(515)
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/2020	18,000	(186)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(1,420)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(1,156)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	20,000	(2,233)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(1,282)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/2025	37,000	(1,343)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	11,000	(2,696)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/2045	3,000	(167)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(1,704)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(1,603)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(1,802)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(2,332)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(6,816)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(1,025)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,688)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(1,317)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/2020	93,000	(676)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(1,766)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(626)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(3,369)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(232)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(1,678)

					$(81,690)

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 21.0%
1,602	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,551
	Ally Auto Receivables Trust,
1,152	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,152
1,831	Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,830
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,571
367	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.711%, 08/25/33	349
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 1.016%, 07/25/32	83
670	Series 2002-BC6, Class M1, VAR, 1.561%, 08/25/32	608
2,708	Series 2002-BC9, Class M1, VAR, 2.086%, 12/25/32	2,454
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
26	Series 1997-2, Class M1A, VAR, 0.991%, 06/25/27	25
533	Series 1998-1, Class M1A, VAR, 1.072%, 01/25/28	510
723	Series 1998-3, Class M1A, VAR, 1.066%, 09/25/28	673
3,649	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,551
359	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.056%, 12/15/33	351
120	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	120
2,266	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	2,261
	B2R Mortgage Trust,
1,143	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,132
2,511	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,558
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	7,017
3,855	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,847

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,594	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.681%, 01/25/35	2,306
1,025	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.336%, 12/25/33	948
3,125	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	3,126
343	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.536%, 05/25/37	332
	California Republic Auto Receivables Trust,
940	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	939
6,685	Series 2015-2, Class A3, 1.310%, 08/15/19	6,660
5,000	Series 2015-3, Class A3, 1.620%, 11/15/19	4,989
2,715	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	2,711
	Capital Auto Receivables Asset Trust,
860	Series 2014-2, Class A2, 0.910%, 04/20/17	859
3,276	Series 2015-1, Class A2, 1.420%, 06/20/18	3,279
215	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	214
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.522%, 10/15/21 (e)	3,467
	CarMax Auto Owner Trust,
3,512	Series 2015-2, Class A3, 1.370%, 03/16/20	3,510
5,000	Series 2015-4, Class A3, 1.560%, 11/16/20	5,018
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.286%, 01/25/32	267
2,815	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	2,807
527	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	527
	Countrywide Asset-Backed Certificates,
86	Series 2002-1, Class A, VAR, 0.996%, 08/25/32	72
133	Series 2002-BC1, Class A, VAR, 1.096%, 04/25/32	83
113	Series 2003-BC2, Class 2A1, VAR, 1.036%, 06/25/33	95
942	Series 2003-BC5, Class M1, VAR, 1.486%, 09/25/33	828
414	Series 2004-2, Class M4, VAR, 1.936%, 03/25/34	350
165	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	165

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	189

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
344	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.651%, 04/15/30	331
	CPS Auto Receivables Trust,
522	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	522
444	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	443
2,198	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	2,182
2,131	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	2,115
	CWHEQ Revolving Home Equity Loan Trust,
411	Series 2005-E, Class 2A, VAR, 0.651%, 11/15/35	349
1,913	Series 2005-M, Class A1, VAR, 0.671%, 02/15/36	1,599
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.867%, 07/15/21	10,263
2,546	Drive Auto Receivables Trust, Series 2015-BA, Class A3, 1.300%, 06/15/18 (e)	2,542
803	DT Auto Owner Trust, Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	802
	Exeter Automobile Receivables Trust,
242	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	242
204	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	203
2,077	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	2,069
4,114	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	4,107
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 1.486%, 04/25/32	76
859	Series 2002-FF4, Class M1, VAR, 2.011%, 02/25/33	446
352	Series 2003-FFH1, Class M2, VAR, 3.061%, 09/25/33	264
703	Series 2004-FF8, Class M4, VAR, 2.042%, 10/25/34	241
	First Investors Auto Owner Trust,
1,827	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	1,823
2,491	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	2,485
904	First NLC Trust, Series 2005-2, Class M1, VAR, 0.916%, 09/25/35	884
2,292	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,272
636	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	636

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ford Credit Auto Owner Trust,
3,172	Series 2014-B, Class A3, 0.900%, 10/15/18	3,169
2,632	Series 2015-B, Class A3, 1.160%, 11/15/19	2,631
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.926%, 07/25/35	3,101
1,433	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,404
6,244	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,263
158	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.611%, 09/15/30	135
	Harley-Davidson Motorcycle Trust,
482	Series 2013-1, Class A3, 0.650%, 07/16/18	482
3,582	Series 2015-2, Class A3, 1.300%, 03/16/20	3,577
1,305	Honda Auto Receivables Owner Trust, Series 2015-1, Class A2, 0.700%, 06/15/17	1,304
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,455
5,000	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.429%, 06/17/31 (e)	4,863
136	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 1.076%, 12/25/24	121
5,500	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	5,500
18	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	4
206	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.486%, 02/25/34	196
5,000	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	5,001
	Morgan Stanley ABS Capital I, Inc. Trust,
1,372	Series 2003-NC6, Class M1, VAR, 1.636%, 06/25/33	1,315
7,500	Series 2005-WMC4, Class M5, VAR, 1.411%, 04/25/35	6,923
558	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	558
292	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 1.236%, 11/25/33	218
3,334	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	3,343
6,300	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	6,282

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Oak Hill Advisors Residential Loan Trust,
1,274	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	1,263
1,268	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,264
	OneMain Financial Issuance Trust,
5,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	4,992
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,827
3,500	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,420
706	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.336%, 07/25/32	649
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
1,054	Series 2004-WHQ2, Class M2, VAR, 1.381%, 02/25/35	1,050
1,505	Series 2005-WHQ3, Class M2, VAR, 1.111%, 06/25/35	1,502
334	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	333
2,765	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	2,763
	Progress Residential Trust,
4,790	Series 2014-SFR1, Class A, VAR, 1.529%, 10/17/31 (e)	4,630
3,292	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,215
5,519	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,586
247	RAMP Trust, Series 2003-RS2, Class AII, VAR, 1.116%, 03/25/33	217
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	385
	Residential Funding Mortgage Securities II Home Loan Trust,
35	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	35
119	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	117
37	Series 2003-HS1, Class AII, VAR, 0.726%, 12/25/32	34
55	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	55
	SoFi Professional Loan Program LLC,
705	Series 2014-B, Class A1, VAR, 1.686%, 08/25/32 (e)	689

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,657	Series 2015-A, Class A1, VAR, 1.636%, 03/25/33 (e)	1,618
3,005	Series 2015-B, Class A1, VAR, 1.486%, 04/25/35 (e)	2,912
2,167	Series 2015-C, Class A1, VAR, 1.486%, 08/27/35 (e)	2,103
2,776	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	2,764
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,727
129	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	128
135	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.136%, 04/25/33	130
	TCF Auto Receivables Owner Trust,
7,200	Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	7,179
3,421	Series 2015-2A, Class A2, 1.640%, 01/15/19 (e)	3,421
1,436	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.679%, 05/17/32 (e)	1,373
486	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	484
534	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	527
1,350	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,351
3,597	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	3,592
2,109	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,091
2,563	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,539
5,979	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,884
3,680	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,614
2,588	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,549
2,305	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,272
1,564	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,542
4,105	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	4,034

	Total Asset-Backed Securities (Cost $267,421)	262,796

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	191

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 54.1%
	Agency CMO — 47.9%
219	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.525%, 10/25/22	28
	Federal Home Loan Mortgage Corp. REMIC,
3	Series 1071, Class F, VAR, 1.377%, 04/15/21	3
12	Series 1343, Class LA, 8.000%, 08/15/22	14
10	Series 1370, Class JA, VAR, 1.577%, 09/15/22	10
9	Series 1379, Class W, VAR, 1.570%, 10/15/22	9
3	Series 1508, Class KA, VAR, 1.255%, 05/15/23	3
162	Series 1689, Class M, PO, 03/15/24	148
76	Series 1771, Class PK, 8.000%, 02/15/25	87
133	Series 1974, Class ZA, 7.000%, 07/15/27	149
23	Series 1981, Class Z, 6.000%, 05/15/27	26
86	Series 2033, Class PR, PO, 03/15/24	82
11	Series 2261, Class ZY, 7.500%, 10/15/30	13
1	Series 2289, Class NA, VAR, 9.964%, 05/15/20	1
45	Series 2338, Class FN, VAR, 0.927%, 08/15/28	45
93	Series 2416, Class SA, IF, 14.771%, 02/15/32	137
76	Series 2416, Class SH, IF, 15.139%, 02/17/32	107
16	Series 2477, Class FZ, VAR, 0.977%, 06/15/31	16
456	Series 3085, Class VS, HB, IF, 27.012%, 12/15/35	822
611	Series 3300, Class FA, VAR, 0.727%, 08/15/35	611
1,750	Series 3737, Class DG, 5.000%, 10/15/30	1,908
3,033	Series 3832, Class PL, 5.000%, 08/15/39	3,222
2,028	Series 3841, Class JF, VAR, 0.827%, 10/15/38	2,037
7,447	Series 3860, Class FP, VAR, 0.827%, 06/15/40	7,472
2,483	Series 3952, Class MA, 3.000%, 11/15/21	2,566
10,136	Series 4074, Class FE, VAR, 0.827%, 07/15/42	10,181
10,564	Series 4111, Class FA, VAR, 0.777%, 08/15/39	10,565
5,520	Series 4120, Class KI, IO, 3.000%, 10/15/32	573
15,985	Series 4150, Class F, VAR, 0.797%, 01/15/43	15,919
18,894	Series 4150, Class GE, 2.000%, 01/15/33	19,072

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
11,240		Series 4161, Class YF, VAR, 0.797%, 02/15/43	11,199
6,043		Series 4206, Class DA, 2.000%, 05/15/33	6,142
12,478		Series 4281, Class FB, VAR, 0.977%, 12/15/43	12,475
20,651		Series 4350, Class AF, VAR, 0.778%, 12/15/37	20,481
15,572		Series 4350, Class FK, VAR, 0.778%, 06/15/38	15,538
2,397		Series 4350, Class KF, VAR, 0.778%, 01/15/39	2,377
17,186		Series 4363, Class FA, VAR, 0.798%, 09/15/41	17,071
8,086		Series 4413, Class WF, VAR, 0.778%, 10/15/41	8,076
16,716		Series 4448, Class TF, VAR, 0.748%, 05/15/40	16,669
45,624		Series 4457, Class KF, VAR, 0.778%, 10/15/40	45,595
19,455		Series 4480, Class FM, VAR, 0.778%, 06/15/40	19,500
12,183		Series 4515, Class FA, VAR, 0.798%, 08/15/38	12,103
26,165		Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.839%, 02/15/38	1,982
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
74		Series T-51, Class 1APO, PO, 09/25/42	64
3,043		Series T-54, Class 4A, VAR, 3.124%, 02/25/43	3,230
192		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.777%, 01/25/17	192
		Federal National Mortgage Association Grantor Trust,
430		Series 2001-T8, Class A1, 7.500%, 07/25/41	503
1,329		Series 2002-T6, Class A4, VAR, 3.438%, 03/25/41	1,387
		Federal National Mortgage Association REMIC,
6		Series 1988-15, Class B, VAR, 0.986%, 06/25/18	6
2		Series 1989-77, Class J, 8.750%, 11/25/19	2
—	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
24		Series 1990-64, Class Z, 10.000%, 06/25/20	27
57		Series 1990-145, Class A, VAR, 1.257%, 12/25/20	58

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
53		Series 1991-142, Class PL, 8.000%, 10/25/21	58
56		Series 1991-156, Class F, VAR, 1.736%, 11/25/21	58
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,074.200%, 05/25/22	14
99		Series 1992-112, Class GB, 7.000%, 07/25/22	110
3		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
41		Series 1992-200, Class FK, VAR, 1.955%, 11/25/22	42
47		Series 1993-27, Class S, IF, 9.098%, 02/25/23	56
94		Series 1993-110, Class H, 6.500%, 05/25/23	105
10		Series 1993-119, Class H, 6.500%, 07/25/23	11
92		Series 1993-146, Class E, PO, 05/25/23	88
41		Series 1993-165, Class FH, VAR, 1.586%, 09/25/23	42
208		Series 1993-179, Class FM, VAR, 1.905%, 10/25/23	213
37		Series 1997-74, Class E, 7.500%, 10/20/27	43
416		Series 2001-9, Class F, VAR, 0.681%, 02/17/31	418
96		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	11
152		Series 2002-77, Class FY, VAR, 0.836%, 12/25/17	153
313		Series 2003-17, Class FN, VAR, 0.736%, 03/25/18	313
36		Series 2003-21, Class FK, VAR, 0.836%, 03/25/33	36
867		Series 2004-17, Class BF, VAR, 0.786%, 01/25/34	867
1,361		Series 2006-3, Class SB, IF, IO, 6.264%, 07/25/35	213
1,478		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,605
2,883		Series 2006-124, Class FC, VAR, 0.786%, 01/25/37	2,893
1,317		Series 2010-42, Class PD, 4.500%, 07/25/39	1,337
3,981		Series 2012-38, Class PA, 2.000%, 09/25/41	4,019
6,772		Series 2012-93, Class ME, 2.500%, 01/25/42	6,981
4,248		Series 2012-114, Class VE, 3.500%, 10/25/25	4,527

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
15,708	Series 2012-119, Class FB, VAR, 0.777%, 11/25/42	15,635
3,137	Series 2013-6, Class FL, VAR, 0.836%, 02/25/43	3,127
5,748	Series 2013-15, Class DC, 2.000%, 03/25/33	5,808
5,872	Series 2013-23, Class KJ, 2.250%, 05/25/42	5,944
4,646	Series 2013-26, Class AV, 3.500%, 04/25/26	4,958
3,716	Series 2013-43, Class YH, 2.500%, 05/25/33	3,767
13,801	Series 2013-54, Class HF, VAR, 0.636%, 10/25/41	13,747
837	Series 2014-49, Class AF, VAR, 0.748%, 08/25/44	826
10,529	Series 2014-66, Class WF, VAR, 0.778%, 10/25/54	10,520
21,331	Series 2015-42, Class BF, VAR, 0.738%, 06/25/45	21,304
18,881	Series 2015-91, Class AF, VAR, 0.798%, 12/25/45	18,802
8	Series G92-44, Class ZQ, 8.000%, 07/25/22	8
570	Series G94-9, Class PJ, 6.500%, 08/17/24	651
	Federal National Mortgage Association REMIC Trust,
297	Series 2003-W1, Class 2A, VAR, 6.361%, 12/25/42	351
1,251	Series 2003-W4, Class 5A, VAR, 3.073%, 10/25/42	1,352
1,827	Series 2003-W15, Class 3A, VAR, 4.022%, 12/25/42	1,954
956	Series 2009-W1, Class A, 6.000%, 12/25/49	1,103
	Federal National Mortgage Association STRIPS,
307	Series 343, Class 23, IO, 4.000%, 10/25/18	11
447	Series 343, Class 27, IO, 4.500%, 01/25/19	19
583	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.903%, 02/25/44	623
	Government National Mortgage Association,
439	Series 1999-27, Class ZA, 7.500%, 04/17/29	494
12	Series 2000-35, Class F, VAR, 0.981%, 12/16/25	12
263	Series 2002-31, Class FC, VAR, 0.684%, 09/26/21	263
4,867	Series 2010-166, Class GP, 3.000%, 04/20/39	5,070

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	193

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,651	Series 2012-61, Class FM, VAR, 0.831%, 05/16/42	6,706
3,424	Series 2012-H21, Class FA, VAR, 0.930%, 07/20/62	3,396
18,126	Series 2013-H16, Class FA, VAR, 0.970%, 07/20/63	17,978
19,831	Series 2014-H07, Class FC, VAR, 1.030%, 05/20/64	19,649
6,402	Series 2014-H11, Class JA, VAR, 0.930%, 06/20/64	6,327
16,810	Series 2014-H17, Class FM, VAR, 0.910%, 08/20/64	16,625
9,310	Series 2015-H03, Class FD, VAR, 1.070%, 01/20/65	9,248
18,254	Series 2015-H04, Class FL, VAR, 0.721%, 02/20/65	18,056
9,589	Series 2015-H12, Class FA, VAR, 0.910%, 05/20/65	9,579
21,036	Series 2015-H12, Class FJ, VAR, 0.860%, 05/20/65	20,803
23,756	Series 2015-H14, Class FB, VAR, 0.860%, 05/20/65	23,484
17,433	Series 2015-H19, Class FN, VAR, 0.870%, 07/20/65	17,154
20,156	Series 2015-H23, Class TA, VAR, 0.900%, 09/20/65	19,860

		599,930

	Non-Agency CMO — 6.2%
	Alternative Loan Trust,
802	Series 2004-33, Class 3A3, VAR, 2.678%, 12/25/34	689
33	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	34
490	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	478
	Banc of America Funding Trust,
377	Series 2005-E, Class 5A1, VAR, 2.667%, 05/20/35	371
644	Series 2006-1, Class 2A1, 5.500%, 01/25/36	626
	Banc of America Mortgage Trust,
4	Series 2003-5, Class 2A8, VAR, 0.886%, 07/25/18	3
819	Series 2004-D, Class 2A2, VAR, 2.723%, 05/25/34	807
625	Series 2005-A, Class 3A1, VAR, 3.101%, 02/25/35	607

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
504	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.441%, 11/25/34	172
	CHL Mortgage Pass-Through Trust,
334	Series 2003-21, Class A1, VAR, 2.781%, 05/25/33	334
332	Series 2004-HYB8, Class 1A1, VAR, 1.132%, 01/20/35	299
44	Series 2005-1, Class 1A2, VAR, 0.786%, 03/25/35	23
7	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	7
	Credit Suisse First Boston Mortgage Securities Corp.,
1,214	Series 2003-AR24, Class 2A4, VAR, 2.704%, 10/25/33	1,189
1,007	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,024
174	Series 2005-5, Class 1A1, 5.000%, 07/25/20	173
485	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.841%, 02/25/20	491
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
5,875	Series 2013-DN1, Class M1, VAR, 3.827%, 07/25/23	6,014
2,063	Series 2015-DNA3, Class M2, VAR, 3.286%, 04/25/28	2,057
	Federal National Mortgage Association, Connecticut Avenue Securities,
2,845	Series 2013-C01, Class M1, VAR, 2.436%, 10/25/23	2,860
2,515	Series 2014-C01, Class M1, VAR, 2.036%, 01/25/24	2,513
7,408	Series 2014-C02, Class 1M1, VAR, 1.386%, 05/25/24	7,316
2,849	Series 2014-C03, Class 1M1, VAR, 1.636%, 07/25/24	2,837
436	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	442
888	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.799%, 12/25/34	884
74	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.936%, 06/25/30	59

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
385	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.931%, 11/15/30	340
1,159	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,194
544	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	562
	Impac CMB Trust,
316	Series 2004-3, Class 3A, VAR, 1.076%, 03/25/34	298
321	Series 2004-6, Class 1A2, VAR, 1.216%, 10/25/34	292
1,475	Series 2005-5, Class A1, VAR, 1.076%, 08/25/35	1,283
1,156	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.038%, 03/25/37	1,061
169	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.206%, 10/25/33	160
	MASTR Adjustable Rate Mortgages Trust,
514	Series 2003-5, Class 5A1, VAR, 2.375%, 10/25/33	507
472	Series 2004-13, Class 2A1, VAR, 2.781%, 04/21/34	471
1,520	Series 2004-13, Class 3A7B, VAR, 2.470%, 11/21/34	1,534
167	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.836%, 02/25/33	151
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
459	Series 2001-TBC1, Class B1, VAR, 1.307%, 11/15/31	400
101	Series 2002-TBC1, Class B1, VAR, 1.427%, 09/15/30	85
51	Series 2002-TBC1, Class B2, VAR, 1.827%, 09/15/30	42
224	Series 2002-TBC2, Class B1, VAR, 1.277%, 08/15/32	183
	Merrill Lynch Mortgage Investors Trust,
481	Series 2004-1, Class 2A3, VAR, 2.321%, 12/25/34	442
664	Series 2004-D, Class A1, VAR, 1.096%, 09/25/29	656
21	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	22
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
320	Series 2003-HYB1, Class A4, VAR, 1.855%, 03/25/33	291

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
276		Series 2003-HYB1, Class B1, VAR, 1.855%, 03/25/33	197
		Morgan Stanley Mortgage Loan Trust,
2,958		Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	3,095
382		Series 2004-5AR, Class 3A3, VAR, 2.471%, 07/25/34	348
2,154		Series 2004-5AR, Class 3A5, VAR, 2.471%, 07/25/34	2,128
1,011		Series 2004-11AR, Class 1A2A, VAR, 0.746%, 01/25/35	941
1,408		NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 0.886%, 02/25/35 (e)	1,157
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
168		Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	173
31		Series 2004-AR1, Class 5A1, VAR, 1.196%, 08/25/34	29
818		Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.602%, 10/25/32	854
220		RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	220
		RFMSI Trust,
3,828		Series 2005-SA2, Class 2A2, VAR, 3.132%, 06/25/35	3,564
889		Series 2006-SA4, Class 2A1, VAR, 3.668%, 11/25/36	767
—	(h)	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	—	(h)
		Sequoia Mortgage Trust,
74		Series 11, Class A, VAR, 1.326%, 12/20/32	71
177		Series 2003-3, Class A2, VAR, 1.495%, 07/20/33	165
1,968		Series 2004-11, Class A2, VAR, 1.246%, 12/20/34	1,869
2,174		Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,176
147		Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 1.130%, 03/19/34	141
1,180		Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 1.180%, 07/19/32	846
		Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
2,938		Series 2003-24A, Class 2A, VAR, 2.745%, 07/25/33	2,754

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	195

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,908	Series 2003-29, Class 3A1, VAR, 4.933%, 09/25/33	1,897
3,301	Series 2003-32, Class 5A1, VAR, 5.846%, 11/25/33	3,397
898	Series 2003-40A, Class 4A, VAR, 2.561%, 01/25/34	859
4,110	Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.574%, 12/25/44	3,872
	WaMu Mortgage Pass-Through Certificates Trust,
1,632	Series 2004-AR3, Class A1, VAR, 2.470%, 06/25/34	1,638
832	Series 2004-AR11, Class A, VAR, 2.553%, 10/25/34	833
	Wells Fargo Mortgage-Backed Securities Trust,
414	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	415
556	Series 2005-AR16, Class 3A2, VAR, 2.798%, 03/25/35	556
148	Series 2006-17, Class A1, 5.500%, 11/25/21	148
171	Series 2007-3, Class 3A1, 5.500%, 04/25/22	173

		77,566

	Total Collateralized Mortgage Obligations (Cost $679,086)	677,496

Commercial Mortgage-Backed Securities — 4.2%
	A10 Securitization LLC,
2,505	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,493
2,371	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,367
4,301	A10 Term Asset Financing LLC, Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	4,245
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.477%, 09/15/26 (e)	2,895
	Bayview Commercial Asset Trust,
395	Series 2004-3, Class A2, VAR, 0.856%, 01/25/35 (e)	358
1,392	Series 2005-2A, Class A2, VAR, 0.786%, 08/25/35 (e)	1,182
278	Series 2005-2A, Class M1, VAR, 0.866%, 08/25/35 (e)	224
1,339	Series 2007-3, Class A2, VAR, 0.726%, 07/25/37 (e)	1,039
2,915	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	2,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.379%, 07/05/33 (e)	5,850
4,847	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 1.177%, 06/15/33 (e)	4,765
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,421
2,667	Series 2014-BBG, Class A, VAR, 1.227%, 03/15/29 (e)	2,587
3,526	Series 2014-KYO, Class A, VAR, 1.329%, 06/11/27 (e)	3,439
1,319	Series 2014-PAT, Class A, VAR, 1.227%, 08/13/27 (e)	1,279
3,774	Series 2014-TWC, Class A, VAR, 1.274%, 02/13/32 (e)	3,660
2,702	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	2,694
3,087	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,123
1,907	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.286%, 08/25/29 (e)	1,906
59	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	58
1,622	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.677%, 12/15/31 (e)	1,591
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,194

	Total Commercial Mortgage-Backed Securities (Cost $54,758)	53,270

Corporate Bonds — 9.8%
	Consumer Discretionary — 0.5%
	Automobiles — 0.2%
3,000	Daimler Finance North America LLC, VAR, 1.296%, 08/01/16 (e)	3,000

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 0.946%, 05/30/19	3,982

	Total Consumer Discretionary	6,982

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	606

	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 1.233%, 09/26/18	2,912

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy — continued
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,653
2,882	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	2,834
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,754
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,384
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 2.238%, 05/20/16	1,491
3,000	VAR, 2.886%, 03/17/17	2,865
1,628	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	1,427
684	Spectra Energy Partners LP, 2.950%, 09/25/18	673
3,000	Statoil ASA, (Norway), VAR, 1.080%, 11/08/18	2,931
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	806

	Total Energy	23,730

	Financials — 5.2%
	Banks — 1.4%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.421%, 10/28/16 (e)	3,004
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,340
2,000	Series L, 2.600%, 01/15/19	2,010
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,037
3,000	BB&T Corp., VAR, 1.276%, 02/01/19	2,957
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	937
2,750	Citigroup, Inc., VAR, 1.298%, 11/15/16	2,747
964	Discover Bank, 2.600%, 11/13/18	963
967	SunTrust Banks, Inc., 2.350%, 11/01/18	969

		17,964

	Capital Markets — 0.5%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.718%, 11/15/18	2,983
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,875
1,482	Morgan Stanley, 2.500%, 01/24/19	1,492

		6,350

	Consumer Finance — 2.0%
	American Express Credit Corp.,
3,000	VAR, 1.083%, 03/18/19	2,961
3,000	VAR, 1.128%, 07/29/16	3,001
3,000	American Honda Finance Corp., VAR, 1.117%, 10/07/16	3,006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.332%, 03/12/19	3,870
4,000	HSBC USA, Inc., VAR, 1.474%, 09/24/18	3,972
2,824	Nissan Motor Acceptance Corp., VAR, 1.182%, 03/03/17 (e)	2,822
5,000	Toyota Motor Credit Corp., VAR, 0.818%, 05/16/17	4,990

		24,622

	Diversified Financial Services — 0.5%
3,034	GE Capital International Funding Co., (Ireland), 0.964%, 04/15/16 (e)	3,035
4,000	Shell International Finance B.V., (Netherlands), VAR, 1.071%, 05/11/20	3,802

		6,837

	Insurance — 0.7%
880	ACE INA Holdings, Inc., 2.300%, 11/03/20	885
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,918
1,982	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,979
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,489

		8,271

	Real Estate Investment Trusts (REITs) — 0.1%
849	Ventas Realty LP, 1.550%, 09/26/16	850

	Total Financials	64,894

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.1%
857	Medtronic, Inc., 1.500%, 03/15/18	859

	Life Sciences Tools & Services — 0.0% (g)
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	659

	Pharmaceuticals — 0.3%
3,300	Actavis Funding SCS, (Luxembourg), VAR, 1.510%, 09/01/16	3,304

	Total Health Care	4,822

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,160

	Information Technology — 0.6%
	Semiconductors & Semiconductor Equipment — 0.2%
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,751

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — 0.2%
3,000	Oracle Corp., VAR, 1.202%, 01/15/19	2,998

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.869%, 05/03/18	1,787

	Total Information Technology	7,536

	Materials — 0.2%
	Metals & Mining — 0.2%
1,770	Freeport-McMoRan, Inc., 2.375%, 03/15/18	1,527
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	1,714

	Total Materials	3,241

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,306
385	Verizon Communications, Inc., 2.500%, 09/15/16	388

		1,694

	Wireless Telecommunication Services — 0.3%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.502%, 09/12/16	2,996

	Total Telecommunication Services	4,690

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 0.992%, 04/03/17	1,073
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	828

		1,901

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,116

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	870

	Total Utilities	4,887

	Total Corporate Bonds (Cost $125,651)	123,548

Mortgage Pass-Through Securities — 4.3%
	Federal Home Loan Mortgage Corp.,
11	ARM, 1.720%, 12/01/21	11
25	ARM, 2.262%, 07/01/19	25
257	ARM, 2.367%, 01/01/23	272
9	ARM, 2.438%, 06/01/22	9
52	ARM, 2.462%, 01/01/27	55

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

34	ARM, 2.483%, 04/01/30	36
238	ARM, 2.489%, 07/01/30	250
21	ARM, 2.497%, 10/01/29	22
11	ARM, 2.500%, 06/01/26	11
123	ARM, 2.501%, 12/01/27	129
28	ARM, 2.520%, 01/01/30	30
5	ARM, 2.521%, 05/01/18	5
52	ARM, 2.524%, 07/01/28	54
431	ARM, 2.528%, 04/01/32	448
22	ARM, 2.530%, 11/01/27	22
167	ARM, 2.569%, 08/01/27	173
36	ARM, 2.570%, 12/01/26	38
11	ARM, 2.574%, 12/01/29	12
42	ARM, 2.585%, 02/01/23	44
196	ARM, 2.589%, 12/01/26	203
110	ARM, 2.704%, 01/01/23	114
10	ARM, 2.736%, 06/01/25	10
26	ARM, 2.765%, 04/01/24	26
6,960	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	7,259
5	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	5
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9	7.500%, 05/01/28	10
20	8.500%, 07/01/28	25
11	9.000%, 02/01/25	12
	Federal National Mortgage Association,
5,596	ARM, 1.220%, 12/01/25	5,582
3	ARM, 1.750%, 03/01/17	3
3	ARM, 1.937%, 06/01/18	3
16	ARM, 1.950%, 04/01/24	16
12	ARM, 1.984%, 04/01/21	12
18	ARM, 2.045%, 12/01/20	18
60	ARM, 2.072%, 11/01/18	61
31	ARM, 2.150%, 05/01/30	32
10	ARM, 2.203%, 05/01/18	10
15	ARM, 2.221%, 07/01/20	16
476	ARM, 2.288%, 05/01/33	504
5	ARM, 2.370%, 11/01/21	5
26	ARM, 2.397%, 01/01/31	27
7	ARM, 2.418%, 05/01/29	8
23	ARM, 2.432%, 06/01/26	24
41	ARM, 2.466%, 11/01/23	41
175	ARM, 2.522%, 09/01/33	186
14	ARM, 2.523%, 03/01/38	15

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
22		ARM, 2.540%, 09/01/19	22
9		ARM, 2.540%, 07/01/25	9
79		ARM, 2.560%, 12/01/28	82
92		ARM, 2.640%, 08/01/26	96
155		ARM, 2.650%, 02/01/34	163
374		ARM, 2.663%, 01/01/25	395
33		ARM, 2.665%, 03/01/29	34
43		ARM, 3.083%, 11/01/30	43
22		ARM, 3.276%, 07/01/27	23
20		ARM, 6.000%, 01/01/20	19
		Federal National Mortgage Association, 15 Year, Single Family,
3,372		4.000%, 02/01/25	3,602
—	(h)	7.000%, 03/01/16	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
10,534		3.000%, 02/01/33 - 07/01/33	10,999
2,771		5.000%, 10/01/23	3,067
		Federal National Mortgage Association, 30 Year, FHA/VA,
19		7.000%, 03/01/27	19
13		8.000%, 11/01/27	14
17		8.500%, 10/01/24	18
		Federal National Mortgage Association, 30 Year, Single Family,
9,940		4.000%, 02/01/45	10,755
2,978		5.000%, 12/01/39	3,386
1,517		5.500%, 08/01/40	1,703
819		6.000%, 04/01/39	942
19		7.250%, 09/01/22	19
128		7.500%, 06/01/23 - 10/01/30	143
1		8.500%, 08/01/17	1
56		Federal National Mortgage Association, Other, 12.000%, 11/01/30	62

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Government National Mortgage Association II, 30 Year, Single Family,
20	7.250%, 08/20/22	20
34	7.400%, 02/20/22 - 03/20/22	35
9	7.500%, 10/20/23	10
15	7.850%, 12/20/21	15
44	8.000%, 07/20/25 - 08/20/26	53
2,103	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	2,259
	Government National Mortgage Association, 30 Year, Single Family,
28	7.000%, 06/15/24	30
16	8.000%, 10/15/27	19
9	9.000%, 11/15/24	10
60	9.500%, 07/15/25	68

	Total Mortgage Pass-Through Securities (Cost $52,671)	54,008

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 0.926%, 07/01/17 (Cost $870)	870

SHARES
Short-Term Investment — 6.4%
	Investment Company — 6.4%
80,081	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $80,081)	80,081

	Total Investments — 99.9% (Cost $1,260,538)	1,252,069
	Other Assets in Excess of Liabilities — 0.1%	1,177

	NET ASSETS — 100.0%	$1,253,246

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	199

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 6.6%
	ABFC Trust,
1,074	Series 2005-AQ1, Class A4, SUB, 4.919%, 06/25/35	1,099
719	Series 2005-WF1, Class A2C, VAR, 1.056%, 12/25/34	716
247	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.616%, 04/25/36	246
	American Homes 4 Rent Trust,
3,360	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,503
1,500	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,492
2,616	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,669
1,570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	1,551
3,172	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	3,223
1,970	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,979
2,700	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	2,554
1,989	Series 2015-SFR2, Class A, 3.732%, 10/17/45 (e)	2,059
2,281	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,220
	B2R Mortgage Trust,
1,632	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,617
3,766	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,837
4,039	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	3,965
145	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.806%, 04/25/36	138
1,123	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,120
1,357	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	1,355
	Chase Funding Trust,
1,819	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,772
819	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	844
664	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	677
75	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003- UP1, Class A, SUB, 3.950%, 04/25/32 (e)	74

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Citigroup Mortgage Loan Trust, Inc.,
104	Series 2003-HE3, Class A, VAR, 0.816%, 12/25/33	100
568	Series 2004-HE1, Class A, VAR, 0.757%, 09/25/33 (e)	550
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	469
173	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	191
	FirstKey Lending Trust,
3,275	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	3,246
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,409
201	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	202
1,710	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,702
4,460	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	4,467
172	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.636%, 03/25/36	153
	HSBC Home Equity Loan Trust USA,
168	Series 2007-1, Class AS, VAR, 0.632%, 03/20/36	168
527	Series 2007-3, Class APT, VAR, 1.632%, 11/20/36	525
	KGS-Alpha SBA COOF Trust,
6,313	Series 2012-3, Class A, IO, VAR, 1.272%, 09/25/26 (e)	116
27,199	Series 2012-4, Class A, IO, VAR, 1.074%, 09/25/37 (e)	1,063
17,064	Series 2012-6, Class A, IO, VAR, 0.644%, 05/25/39 (e)	341
3,968	Series 2015-2, Class A, IO, VAR, 2.744%, 07/25/41 (e)	559
	Long Beach Mortgage Loan Trust,
1,770	Series 2004-1, Class M1, VAR, 1.186%, 02/25/34	1,658
235	Series 2006-WL2, Class 2A3, VAR, 0.636%, 01/25/36	226
	LV Tower 52 Issuer LLC,
2,483	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	2,428
1,129	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	1,068

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
113,025	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,293
2,384	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,492
	Mid-State Capital Trust,
1,173	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,203
1,809	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,887
	Nationstar HECM Loan Trust,
1,395	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,393
1,503	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,503
1,964	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	1,959
841	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	841
546	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.184%, 11/25/33	561
	NRPL Trust,
1,730	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,726
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	999
3,470	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	3,401
	NRZ Advance Receivables Trust Advance Receivables Backed,
3,500	Series 2015-T3, Class CT3, 3.774%, 11/15/46 (e)	3,496
4,000	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	3,996
5,000	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	5,002
2,600	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	2,602
	Oak Hill Advisors Residential Loan Trust,
1,083	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	1,075
1,028	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,018
951	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	948
1,753	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	1,722
1,082	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,075

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

513	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	503
	Ocwen Master Advance Receivables Trust,
4,000	Series 2015-T2, Class CT2, 3.766%, 11/15/46 (e)	3,995
3,668	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	3,672
609	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	609
1,250	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	1,253
296	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.373%, 10/25/34	295
	Pretium Mortgage Credit Partners I LLC,
1,372	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,355
1,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	983
	Progress Residential Trust,
5,201	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	5,080
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,707
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,474
3,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	2,833
1,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	991
4,380	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	4,433
1,593	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,580
1,350	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,370
	RAMP Trust,
19	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	19
806	Series 2004-RS11, Class M1, VAR, 1.366%, 11/25/34	798
1,380	Series 2006-RZ1, Class A3, VAR, 0.736%, 03/25/36	1,348
488	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	217
1,205	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	1,197
350	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	353

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	201

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
104	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.384%, 01/25/36	74
559	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	554
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2,200	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	2,200
2,138	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	2,133
103	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	102
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
383	Series 2002-AL1, Class A2, 3.450%, 02/25/32	382
982	Series 2002-AL1, Class A3, 3.450%, 02/25/32	969
1,664	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,655
	Truman Capital Mortgage Loan Trust,
389	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	387
839	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	830
161	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	160
1,001	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	984
1,582	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	1,570
1,827	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,796
348	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	346
360	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	356
	VOLT XIX LLC,
1,350	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,351
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	392
1,842	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,839

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		VOLT XXII LLC,
1,054		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,045
583		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	559
1,922		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,905
5,979		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,884
921		VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	904
1,941		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,912
1,921		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,893
1,564		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,542
2,217		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,178
3,116		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	3,100
1,737		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,718
		Westgate Resorts LLC,
472		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	472
283		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	281

		Total Asset-Backed Securities (Cost $179,214)	178,081

Collateralized Mortgage Obligations — 39.7%
		Agency CMO — 30.6%
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 22, Class C, 9.500%, 04/15/20	4
6		Series 23, Class F, 9.600%, 04/15/20	6
3		Series 30, Class D, 9.500%, 02/15/20	3
2		Series 47, Class F, 10.000%, 06/15/20	2
10		Series 77, Class H, 8.500%, 09/15/20	11
1		Series 81, Class A, 8.125%, 11/15/20	1
2		Series 84, Class F, 9.200%, 10/15/20	2
2		Series 99, Class Z, 9.500%, 01/15/21	2
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 204, Class E, HB, IF, 1,803.548%, 05/15/23	2
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1065, Class J, 9.000%, 04/15/21	2
2		Series 1079, Class S, HB, IF, 32.548%, 05/15/21	4
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.377%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 43.304%, 05/15/21	1
3		Series 1133, Class H, 7.000%, 09/15/21	3
8		Series 1144, Class KB, 8.500%, 09/15/21	9
—	(h)	Series 1172, Class L, HB, VAR, 1,167.776%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,147.060%, 01/15/22	1
17		Series 1343, Class LA, 8.000%, 08/15/22	20
9		Series 1343, Class LB, 7.500%, 08/15/22	10
26		Series 1374, Class Z, 7.000%, 10/15/22	29
8		Series 1395, Class G, 6.000%, 10/15/22	9
70		Series 1401, Class J, 7.000%, 10/15/22	75
103		Series 1466, Class PZ, 7.500%, 02/15/23	114
3		Series 1470, Class F, VAR, 1.655%, 02/15/23	3
3		Series 1505, Class QB, IF, 19.770%, 05/15/23	5
30		Series 1518, Class G, IF, 8.579%, 05/15/23	36
21		Series 1526, Class L, 6.500%, 06/15/23	23
31		Series 1541, Class O, VAR, 1.190%, 07/15/23	32
300		Series 1552, Class IA, IF, 17.442%, 08/15/23	436
8		Series 1570, Class F, VAR, 2.155%, 08/15/23	9
21		Series 1570, Class SA, HB, IF, 24.103%, 08/15/23	34
87		Series 1578, Class K, 6.900%, 09/15/23	96
10		Series 1578, Class V, IO, 7.000%, 09/15/23	2
174		Series 1591, Class PV, 6.250%, 10/15/23	193
15		Series 1602, Class SA, HB, IF, 21.362%, 10/15/23	24
223		Series 1628, Class LZ, 6.500%, 12/15/23	245
217		Series 1638, Class H, 6.500%, 12/15/23	247
171		Series 1644, Class K, 6.750%, 12/15/23	189

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
276	Series 1658, Class GZ, 7.000%, 01/15/24	310
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	9
128	Series 1677, Class Z, 7.500%, 07/15/23	143
6	Series 1686, Class SH, IF, 18.277%, 02/15/24	9
109	Series 1695, Class EB, 7.000%, 03/15/24	122
14	Series 1699, Class FC, VAR, 1.027%, 03/15/24	15
23	Series 1745, Class D, 7.500%, 08/15/24	26
396	Series 1760, Class ZD, VAR, 1.600%, 02/15/24	399
44	Series 1798, Class F, 5.000%, 05/15/23	48
2	Series 1807, Class G, 9.000%, 10/15/20	3
359	Series 1813, Class I, PO, 11/15/23	334
1,388	Series 1813, Class J, IF, IO, 5.500%, 11/15/23	176
76	Series 1829, Class ZB, 6.500%, 03/15/26	83
135	Series 1863, Class Z, 6.500%, 07/15/26	153
6	Series 1865, Class D, PO, 02/15/24	6
55	Series 1899, Class ZE, 8.000%, 09/15/26	63
46	Series 1963, Class Z, 7.500%, 01/15/27	53
16	Series 1985, Class PR, IO, 8.000%, 07/15/27	2
21	Series 1987, Class PE, 7.500%, 09/15/27	23
172	Series 2033, Class J, 5.600%, 06/15/23	183
9	Series 2033, Class SN, HB, IF, 28.489%, 03/15/24	5
12	Series 2038, Class PN, IO, 7.000%, 03/15/28	3
116	Series 2040, Class PE, 7.500%, 03/15/28	133
12	Series 2042, Class T, 7.000%, 03/15/28	13
42	Series 2060, Class Z, 6.500%, 05/15/28	48
94	Series 2061, Class DC, IO, 6.500%, 06/15/28	11
9,069	Series 2065, Class PX, IO, 0.750%, 08/17/27	209
261	Series 2075, Class PH, 6.500%, 08/15/28	292
42	Series 2086, Class GB, 6.000%, 09/15/28	48
20	Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
173	Series 2110, Class PG, 6.000%, 01/15/29	197
232	Series 2111, Class SB, IF, IO, 7.073%, 01/15/29	43
61	Series 2125, Class JZ, 6.000%, 02/15/29	68
144	Series 2130, Class QS, 6.000%, 03/15/29	163

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
27	Series 2132, Class SB, HB, IF, 28.703%, 03/15/29	51
41	Series 2132, Class ZL, 6.500%, 03/15/29	46
6	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
19	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
37	Series 2178, Class PB, 7.000%, 08/15/29	43
60	Series 2201, Class C, 8.000%, 11/15/29	69
229	Series 2209, Class TC, 8.000%, 01/15/30	277
114	Series 2210, Class Z, 8.000%, 01/15/30	132
30	Series 2224, Class CB, 8.000%, 03/15/30	37
23	Series 2247, Class Z, 7.500%, 08/15/30	27
197	Series 2254, Class Z, 9.000%, 09/15/30	236
116	Series 2256, Class MC, 7.250%, 09/15/30	135
146	Series 2259, Class ZM, 7.000%, 10/15/30	169
198	Series 2271, Class PC, 7.250%, 12/15/30	228
80	Series 2283, Class K, 6.500%, 12/15/23	89
48	Series 2296, Class PD, 7.000%, 03/15/31	57
762	Series 2303, Class ZD, 7.000%, 04/15/31	906
366	Series 2303, Class ZN, 8.500%, 04/15/29	432
21	Series 2306, Class K, PO, 05/15/24	20
53	Series 2306, Class SE, IF, IO, 8.500%, 05/15/24	7
336	Series 2344, Class ZD, 6.500%, 08/15/31	395
34	Series 2344, Class ZJ, 6.500%, 08/15/31	39
25	Series 2345, Class NE, 6.500%, 08/15/31	29
41	Series 2347, Class VP, 6.500%, 03/15/20	44
7	Series 2353, Class TD, 6.000%, 09/15/16	7
5	Series 2355, Class BP, 6.000%, 09/15/16	5
4	Series 2358, Class PD, 6.000%, 09/15/16	4
11	Series 2359, Class PM, 6.000%, 09/15/16	11
126	Series 2359, Class ZB, 8.500%, 06/15/31	149
11	Series 2360, Class PG, 6.000%, 09/15/16	11
6	Series 2366, Class MD, 6.000%, 10/15/16	6
555	Series 2367, Class ZK, 6.000%, 10/15/31	640
10	Series 2368, Class AS, IF, 19.820%, 10/15/31	15
1	Series 2368, Class TG, 6.000%, 10/15/16	1
27	Series 2372, Class F, VAR, 0.927%, 10/15/31	28
28	Series 2383, Class FD, VAR, 0.927%, 11/15/31	29
43	Series 2388, Class UZ, 8.500%, 06/15/31	50
16	Series 2391, Class QR, 5.500%, 12/15/16	16
4	Series 2394, Class MC, 6.000%, 12/15/16	4

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
426	Series 2399, Class TH, 6.500%, 01/15/32	479
89	Series 2410, Class OE, 6.375%, 02/15/32	96
91	Series 2410, Class QS, IF, 18.390%, 02/15/32	147
67	Series 2410, Class QX, IF, IO, 8.223%, 02/15/32	22
104	Series 2423, Class MC, 7.000%, 03/15/32	121
125	Series 2423, Class MT, 7.000%, 03/15/32	145
16	Series 2425, Class OB, 6.000%, 03/15/17	17
1,362	Series 2431, Class F, VAR, 0.927%, 03/15/32	1,379
196	Series 2433, Class SA, IF, 19.820%, 02/15/32	307
139	Series 2434, Class TC, 7.000%, 04/15/32	163
224	Series 2436, Class MC, 7.000%, 04/15/32	253
80	Series 2444, Class ES, IF, IO, 7.523%, 03/15/32	22
89	Series 2450, Class GZ, 7.000%, 05/15/32	102
91	Series 2450, Class SW, IF, IO, 7.573%, 03/15/32	26
6	Series 2458, Class QE, 5.500%, 06/15/17	6
175	Series 2462, Class NB, 6.500%, 06/15/22	195
314	Series 2464, Class FE, VAR, 1.427%, 03/15/32	323
25	Series 2470, Class SL, IF, 9.000%, 01/15/27	28
1	Series 2474, Class SJ, IF, IO, 7.223%, 07/15/17	—	(h)
966	Series 2494, Class SX, IF, IO, 6.573%, 02/15/32	188
294	Series 2513, Class ZC, 5.500%, 10/15/32	331
172	Series 2517, Class Z, 5.500%, 10/15/32	187
85	Series 2535, Class BK, 5.500%, 12/15/22	92
49	Series 2549, Class ZG, 5.000%, 01/15/18	50
1,709	Series 2552, Class FP, VAR, 1.427%, 01/15/33	1,747
1,080	Series 2557, Class HL, 5.300%, 01/15/33	1,206
54	Series 2571, Class SK, HB, IF, 32.659%, 09/15/23	97
316	Series 2586, Class WI, IO, 6.500%, 03/15/33	59
59	Series 2611, Class SQ, IF, 12.146%, 05/15/33	73
102	Series 2611, Class UH, 4.500%, 05/15/18	105
131	Series 2626, Class NS, IF, IO, 6.123%, 06/15/23	7
52	Series 2631, Class SA, IF, 14.067%, 06/15/33	72

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
142	Series 2637, Class SA, IF, IO, 5.673%, 06/15/18	7
331	Series 2641, Class WI, IO, 5.000%, 01/15/33	12
137	Series 2650, Class PO, PO, 12/15/32	135
345	Series 2650, Class SO, PO, 12/15/32	338
98	Series 2671, Class S, IF, 13.976%, 09/15/33	133
347	Series 2684, Class PO, PO, 01/15/33	346
150	Series 2692, Class SC, IF, 12.433%, 07/15/33	175
60	Series 2694, Class BA, 4.000%, 06/15/31	62
398	Series 2720, Class PC, 5.000%, 12/15/23	430
2,219	Series 2722, Class PF, VAR, 1.027%, 12/15/33	2,235
329	Series 2725, Class SC, IF, 8.436%, 11/15/33	363
203	Series 2744, Class TU, 5.500%, 05/15/32	207
114	Series 2756, Class NA, 5.000%, 02/15/24	121
20	Series 2780, Class JG, 4.500%, 04/15/19	20
247	Series 2802, Class ZY, 6.000%, 05/15/34	276
118	Series 2835, Class QO, PO, 12/15/32	109
47	Series 2877, Class KO, PO, 03/15/19	47
616	Series 2934, Class EC, PO, 02/15/20	599
641	Series 2934, Class HI, IO, 5.000%, 02/15/20	44
384	Series 2934, Class KI, IO, 5.000%, 02/15/20	23
112	Series 2945, Class SA, IF, 11.525%, 03/15/20	124
10,515	Series 2949, Class YZ, 5.500%, 03/15/35	11,658
172	Series 2967, Class JI, IO, 5.000%, 04/15/20	14
80	Series 2967, Class S, HB, IF, 31.477%, 04/15/25	130
19	Series 2989, Class PO, PO, 06/15/23	19
171	Series 2990, Class SL, HB, IF, 22.928%, 06/15/34	244
24	Series 2990, Class WP, IF, 15.926%, 06/15/35	29
499	Series 2994, Class FC, VAR, 0.827%, 02/15/33	499
8	Series 2996, Class FD, VAR, 0.677%, 06/15/35	8
150	Series 3022, Class SX, IF, 15.808%, 08/15/25	197
1,586	Series 3035, Class Z, 5.850%, 09/15/35	1,732
316	Series 3068, Class QB, 4.500%, 06/15/20	324

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
393	Series 3077, Class TO, PO, 04/15/35	367
283	Series 3117, Class EO, PO, 02/15/36	272
389	Series 3117, Class OG, PO, 02/15/36	363
285	Series 3117, Class OK, PO, 02/15/36	273
80	Series 3122, Class OH, PO, 03/15/36	74
20	Series 3122, Class ZB, 6.000%, 03/15/36	31
46	Series 3134, Class PO, PO, 03/15/36	44
1,724	Series 3137, Class XP, 6.000%, 04/15/36	1,982
191	Series 3138, Class PO, PO, 04/15/36	183
566	Series 3143, Class BC, 5.500%, 02/15/36	636
61	Series 3149, Class SO, PO, 05/15/36	55
396	Series 3151, Class PO, PO, 05/15/36	380
496	Series 3152, Class MO, PO, 03/15/36	469
260	Series 3153, Class EO, PO, 05/15/36	235
324	Series 3171, Class MO, PO, 06/15/36	307
202	Series 3179, Class OA, PO, 07/15/36	188
122	Series 3194, Class SA, IF, IO, 6.673%, 07/15/36	19
341	Series 3200, Class PO, PO, 08/15/36	319
508	Series 3210, Class PO, PO, 05/15/36	492
291	Series 3219, Class DI, IO, 6.000%, 04/15/36	55
307	Series 3232, Class ST, IF, IO, 6.273%, 10/15/36	53
568	Series 3237, Class AO, PO, 11/15/36	519
192	Series 3253, Class PO, PO, 12/15/21	189
246	Series 3260, Class CS, IF, IO, 5.713%, 01/15/37	37
127	Series 3262, Class SG, IF, IO, 5.973%, 01/15/37	16
129	Series 3274, Class JO, PO, 02/15/37	120
178	Series 3274, Class MO, PO, 02/15/37	168
91	Series 3275, Class FL, VAR, 0.867%, 02/15/37	91
2,816	Series 3282, Class YD, 5.500%, 02/15/22	3,046
62	Series 3288, Class GS, IF, 1.600%, 03/15/37	61
581	Series 3290, Class SB, IF, IO, 6.023%, 03/15/37	90
161	Series 3305, Class MB, IF, 2.907%, 07/15/34	172
128	Series 3316, Class JO, PO, 05/15/37	122
115	Series 3371, Class FA, VAR, 1.027%, 09/15/37	116
322	Series 3373, Class TO, PO, 04/15/37	306
450	Series 3385, Class SN, IF, IO, 5.573%, 11/15/37	61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
500	Series 3387, Class SA, IF, IO, 5.993%, 11/15/37	82
315	Series 3393, Class JO, PO, 09/15/32	290
675	Series 3404, Class SC, IF, IO, 5.573%, 01/15/38	102
2,669	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	29
197	Series 3422, Class LI, IO, 5.000%, 02/15/23	10
254	Series 3451, Class SA, IF, IO, 5.623%, 05/15/38	36
447	Series 3461, Class LZ, 6.000%, 06/15/38	512
967	Series 3481, Class SJ, IF, IO, 5.423%, 08/15/38	137
266	Series 3511, Class IO, IO, 5.000%, 12/15/21	16
246	Series 3511, Class SA, IF, IO, 5.573%, 02/15/39	46
758	Series 3531, Class SA, IF, IO, 5.873%, 05/15/39	110
1,235	Series 3537, Class MI, IO, 5.000%, 06/15/38	169
153	Series 3546, Class A, VAR, 2.042%, 02/15/39	157
270	Series 3549, Class FA, VAR, 1.627%, 07/15/39	275
1,114	Series 3572, Class JS, IF, IO, 6.373%, 09/15/39	170
406	Series 3604, Class PO, PO, 05/15/36	385
430	Series 3607, Class AO, PO, 04/15/36	407
430	Series 3607, Class BO, PO, 04/15/36	407
913	Series 3607, Class PO, PO, 05/15/37	875
503	Series 3611, Class PO, PO, 07/15/34	477
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,892
480	Series 3621, Class BO, PO, 01/15/40	428
644	Series 3621, Class PO, PO, 01/15/40	614
643	Series 3623, Class LO, PO, 01/15/40	615
1,343	Series 3632, Class BS, IF, 16.077%, 02/15/40	1,987
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,650
437	Series 3688, Class CU, VAR, 6.685%, 11/15/21	459
2,384	Series 3688, Class NI, IO, 5.000%, 04/15/32	156
2,574	Series 3704, Class DT, 7.500%, 11/15/36	3,083
1,943	Series 3704, Class ET, 7.500%, 12/15/36	2,385
3,452	Series 3714, Class IP, IO, 5.000%, 08/15/40	486

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
1,583		Series 3739, Class LI, IO, 4.000%, 03/15/34	38
2,076		Series 3740, Class SC, IF, IO, 5.573%, 10/15/40	338
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,789
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,654
2,233		Series 3759, Class HI, IO, 4.000%, 08/15/37	126
1,291		Series 3760, Class GI, IO, 4.000%, 10/15/37	54
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,823
368		Series 3789, Class EZ, 4.000%, 11/15/40	380
2,175		Series 3795, Class EI, IO, 5.000%, 10/15/39	211
336		Series 3852, Class QN, IF, 5.500%, 05/15/41	365
576		Series 3852, Class TP, IF, 5.500%, 05/15/41	652
2,535		Series 3860, Class PZ, 5.000%, 05/15/41	3,171
596		Series 3895, Class WA, VAR, 5.679%, 10/15/38	670
2,632		Series 3966, Class BF, VAR, 0.927%, 10/15/40	2,646
4,007		Series 3966, Class NA, 4.000%, 12/15/41	4,363
2,507		Series 3998, Class GF, VAR, 0.877%, 05/15/36	2,517
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,092
4,135		Series 4048, Class FJ, VAR, 0.828%, 07/15/37	4,132
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	967
		Federal Home Loan Mortgage Corp. STRIPS,
—	(h)	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
—	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
4		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,145		Series 191, Class IO, IO, 8.000%, 01/01/28	247
491		Series 197, Class PO, PO, 04/01/28	442
629		Series 233, Class 11, IO, 5.000%, 09/15/35	99
362		Series 233, Class 12, IO, 5.000%, 09/15/35	58
848		Series 233, Class 13, IO, 5.000%, 09/15/35	136
1,251		Series 239, Class S30, IF, IO, 7.273%, 08/15/36	230
236		Series 243, Class 16, IO, 4.500%, 11/15/20	12
408		Series 243, Class 17, IO, 4.500%, 12/15/20	23
26,987		Series 262, Class 35, 3.500%, 07/15/42	28,165
1,605		Series 299, Class 300, 3.000%, 01/15/43	1,641
3,147		Series 310, Class PO, PO, 09/15/43	2,578
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
292		Series T-41, Class 3A, VAR, 5.990%, 07/25/32	340

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,069	Series T-42, Class A5, 7.500%, 02/25/42	1,282
65	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	77
74	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	91
1,727	Series T-54, Class 2A, 6.500%, 02/25/43	2,079
854	Series T-54, Class 3A, 7.000%, 02/25/43	1,024
1,560	Series T-56, Class A5, 5.231%, 05/25/43	1,746
144	Series T-58, Class APO, PO, 09/25/43	125
136	Series T-59, Class 1AP, PO, 10/25/43	113
2,022	Series T-62, Class 1A1, VAR, 1.485%, 10/25/44	2,016
4,043	Series T-76, Class 2A, VAR, 2.929%, 10/25/37	4,194
	Federal National Mortgage Association - ACES,
3,686	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,011
4,849	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,266
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,855
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	10,409
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,448
2,504	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,513
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	4,049
2,500	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	2,693
1,640	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,722
2,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,089
2,429	Series 2015-M2, Class A3, VAR, 3.049%, 12/25/24	2,550
3,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	3,078
1,230	Series 2015-M7, Class A2, 2.590%, 12/25/24	1,245
7,777	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,269
3,091	Series 2015-M13, Class A2, VAR, 2.710%, 06/25/25	3,172
5,917	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	6,136
5,000	Series 2016-M2, Class AV2, 2.152%, 01/25/23	5,026

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
		Federal National Mortgage Association Grantor Trust,
668		Series 2001-T7, Class A1, 7.500%, 02/25/41	789
26		Series 2001-T10, Class PO, PO, 12/25/41	24
506		Series 2001-T12, Class A2, 7.500%, 08/25/41	624
267		Series 2002-T4, Class A2, 7.000%, 12/25/41	310
671		Series 2002-T4, Class A3, 7.500%, 12/25/41	788
219		Series 2002-T16, Class A2, 7.000%, 07/25/42	262
419		Series 2002-T19, Class A2, 7.000%, 07/25/42	500
547		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	633
412		Series 2004-T3, Class PT1, VAR, 8.996%, 01/25/44	370
		Federal National Mortgage Association REMIC,
13		Series 1988-7, Class Z, 9.250%, 04/25/18	14
1		Series 1988-11, Class D, PO, 05/25/18	1
57		Series 1988-21, Class G, 9.500%, 08/25/18	60
—	(h)	Series 1988-29, Class B, 9.500%, 12/25/18	—	(h)
1		Series 1989-21, Class G, 10.450%, 04/25/19	1
4		Series 1989-27, Class Y, 6.900%, 06/25/19	4
4		Series 1989-70, Class G, 8.000%, 10/25/19	5
2		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
15		Series 1990-102, Class J, 6.500%, 08/25/20	16
1		Series 1990-134, Class SC, HB, IF, 20.946%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
54		Series 1991-44, Class G, 8.500%, 05/25/21	59
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
4		Series 1992-101, Class J, 7.500%, 06/25/22	4
85		Series 1993-25, Class J, 7.500%, 03/25/23	94
44		Series 1993-27, Class S, IF, 9.098%, 02/25/23	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
15	Series 1993-31, Class K, 7.500%, 03/25/23	17
186	Series 1993-54, Class Z, 7.000%, 04/25/23	205
10	Series 1993-62, Class SA, IF, 19.005%, 04/25/23	14
10	Series 1993-97, Class FA, VAR, 1.686%, 05/25/23	10
1	Series 1993-108, Class D, PO, 02/25/23	1
23	Series 1993-162, Class F, VAR, 1.386%, 08/25/23	24
4	Series 1993-165, Class SD, IF, 13.467%, 09/25/23	5
38	Series 1993-179, Class SB, HB, IF, 26.884%, 10/25/23	63
7	Series 1993-228, Class G, PO, 09/25/23	7
6	Series 1993-230, Class FA, VAR, 1.036%, 12/25/23	6
516	Series 1994-26, Class J, PO, 01/25/24	470
56	Series 1994-37, Class L, 6.500%, 03/25/24	64
18	Series 1995-2, Class Z, 8.500%, 01/25/25	20
121	Series 1996-14, Class SE, IF, IO, 8.710%, 08/25/23	28
5	Series 1996-59, Class J, 6.500%, 08/25/22	5
34	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
13	Series 1997-24, Class Z, 8.000%, 04/18/27	15
11	Series 1997-27, Class J, 7.500%, 04/18/27	12
269	Series 1997-46, Class Z, 7.500%, 06/17/27	307
9	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
648	Series 1998-30, Class ZA, 6.500%, 05/20/28	728
105	Series 1998-36, Class ZB, 6.000%, 07/18/28	120
74	Series 1998-43, Class SA, IF, IO, 18.123%, 04/25/23	16
48	Series 1999-57, Class Z, 7.500%, 12/25/19	51
71	Series 1999-62, Class PB, 7.500%, 12/18/29	83
230	Series 2000-18, Class EC, PO, 10/25/23	220
11	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
544	Series 2001-4, Class ZA, 6.500%, 03/25/31	635
52	Series 2001-7, Class PF, 7.000%, 03/25/31	59
70	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	8
100	Series 2001-36, Class DE, 7.000%, 08/25/31	117

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
255	Series 2001-38, Class FB, VAR, 0.936%, 08/25/31	258
45	Series 2001-44, Class PD, 7.000%, 09/25/31	51
100	Series 2001-44, Class PU, 7.000%, 09/25/31	116
137	Series 2001-49, Class LZ, 8.500%, 07/25/31	161
467	Series 2001-53, Class FX, VAR, 0.786%, 10/25/31	471
271	Series 2001-61, Class Z, 7.000%, 11/25/31	308
32	Series 2001-72, Class SX, IF, 16.451%, 12/25/31	45
6	Series 2001-74, Class MB, 6.000%, 12/25/16	7
35	Series 2002-1, Class SA, HB, IF, 23.771%, 02/25/32	59
53	Series 2002-1, Class UD, HB, IF, 22.975%, 12/25/23	84
198	Series 2002-7, Class FD, VAR, 1.127%, 04/25/29	201
8	Series 2002-9, Class ST, IF, 18.274%, 03/25/17	8
374	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	21
21	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	28
8	Series 2002-19, Class PE, 6.000%, 04/25/17	8
517	Series 2002-30, Class Z, 6.000%, 05/25/32	592
30	Series 2002-37, Class Z, 6.500%, 06/25/32	34
1,067	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,170
649	Series 2002-60, Class FA, VAR, 1.186%, 02/25/31	661
649	Series 2002-60, Class FB, VAR, 1.186%, 02/25/31	661
81	Series 2002-62, Class ZE, 5.500%, 11/25/17	83
36	Series 2002-63, Class KC, 5.000%, 10/25/17	37
36	Series 2002-63, Class LB, 5.500%, 10/25/17	37
77	Series 2002-77, Class S, IF, 13.684%, 12/25/32	106
1,290	Series 2003-2, Class F, VAR, 1.186%, 02/25/33	1,314
367	Series 2003-7, Class A1, 6.500%, 12/25/42	426

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
825	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	131
908	Series 2003-22, Class UD, 4.000%, 04/25/33	962
315	Series 2003-26, Class XS, IF, IO, 6.614%, 03/25/23	22
1,088	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	209
48	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	11
1,337	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	319
30	Series 2003-52, Class SX, HB, IF, 21.643%, 10/25/31	45
525	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	92
33	Series 2003-74, Class SH, IF, 9.386%, 08/25/33	40
70	Series 2003-76, Class SH, IF, 13.328%, 09/25/31	72
187	Series 2003-80, Class SY, IF, IO, 7.214%, 06/25/23	8
509	Series 2003-86, Class ZA, 5.500%, 09/25/33	571
82	Series 2003-91, Class SD, IF, 11.774%, 09/25/33	102
2,949	Series 2003-105, Class AZ, 5.500%, 10/25/33	3,372
16	Series 2003-106, Class PO, PO, 08/25/17	16
582	Series 2003-116, Class SB, IF, IO, 7.164%, 11/25/33	129
3,040	Series 2003-122, Class ZJ, 6.000%, 12/25/33	3,547
65	Series 2003-130, Class SX, IF, 10.866%, 01/25/34	80
85	Series 2003-131, Class SK, IF, 15.328%, 01/25/34	110
77	Series 2003-132, Class OA, PO, 08/25/33	74
170	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	19
524	Series 2004-4, Class QI, IF, IO, 6.664%, 06/25/33	57
131	Series 2004-4, Class QM, IF, 13.328%, 06/25/33	164
236	Series 2004-10, Class SC, HB, IF, 26.857%, 02/25/34	301
708	Series 2004-17, Class H, 5.500%, 04/25/34	791
306	Series 2004-25, Class SA, IF, 18.327%, 04/25/34	461

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,027	Series 2004-28, Class PF, VAR, 0.836%, 03/25/34	1,033
363	Series 2004-36, Class SA, IF, 18.327%, 05/25/34	521
77	Series 2004-36, Class SN, IF, 13.328%, 07/25/33	88
411	Series 2004-46, Class EP, PO, 03/25/34	386
183	Series 2004-46, Class QB, HB, IF, 22.257%, 05/25/34	276
127	Series 2004-46, Class SK, IF, 15.302%, 05/25/34	170
4,251	Series 2004-50, Class VZ, 5.500%, 07/25/34	4,831
50	Series 2004-51, Class SY, IF, 13.368%, 07/25/34	69
335	Series 2004-53, Class NC, 5.500%, 07/25/24	366
163	Series 2004-59, Class BG, PO, 12/25/32	154
2,688	Series 2004-61, Class FH, VAR, 1.236%, 11/25/32	2,750
107	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	130
451	Series 2004-87, Class F, VAR, 1.186%, 01/25/34	460
1,114	Series 2005-7, Class LO, PO, 02/25/35	951
212	Series 2005-13, Class FL, VAR, 0.836%, 03/25/35	213
142	Series 2005-15, Class MO, PO, 03/25/35	138
36	Series 2005-52, Class PA, 6.500%, 06/25/35	37
713	Series 2005-56, Class S, IF, IO, 6.274%, 07/25/35	148
229	Series 2005-66, Class SG, IF, 16.285%, 07/25/35	345
1,028	Series 2005-66, Class SV, IF, IO, 6.314%, 07/25/35	166
485	Series 2005-67, Class HG, 5.500%, 01/25/35	515
777	Series 2005-68, Class PG, 5.500%, 08/25/35	879
191	Series 2005-73, Class PS, IF, 15.611%, 08/25/35	274
667	Series 2005-74, Class SK, IF, 18.932%, 05/25/35	967
524	Series 2005-84, Class XM, 5.750%, 10/25/35	572
174	Series 2005-90, Class AO, PO, 10/25/35	167
763	Series 2005-90, Class ES, IF, 15.786%, 10/25/35	1,045

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
461	Series 2005-90, Class PO, PO, 09/25/35	442
484	Series 2005-103, Class SC, IF, 10.459%, 07/25/35	565
509	Series 2005-106, Class US, HB, IF, 22.969%, 11/25/35	782
46	Series 2005-116, Class PB, 6.000%, 04/25/34	46
3,615	Series 2006-8, Class WN, IF, IO, 6.264%, 03/25/36	769
986	Series 2006-8, Class WQ, PO, 03/25/36	856
78	Series 2006-15, Class OT, PO, 01/25/36	76
739	Series 2006-16, Class HZ, 5.500%, 03/25/36	802
224	Series 2006-23, Class KO, PO, 04/25/36	207
572	Series 2006-27, Class OH, PO, 04/25/36	533
452	Series 2006-44, Class GO, PO, 06/25/36	425
1,075	Series 2006-44, Class P, PO, 12/25/33	1,016
256	Series 2006-50, Class JO, PO, 06/25/36	243
374	Series 2006-50, Class PS, PO, 06/25/36	353
700	Series 2006-53, Class US, IF, IO, 6.144%, 06/25/36	115
1,064	Series 2006-56, Class FT, VAR, 1.186%, 07/25/36	1,178
167	Series 2006-58, Class AP, PO, 07/25/36	159
470	Series 2006-58, Class PO, PO, 07/25/36	446
269	Series 2006-59, Class QO, PO, 01/25/33	264
226	Series 2006-60, Class DO, PO, 04/25/35	216
640	Series 2006-63, Class ZH, 6.500%, 07/25/36	758
183	Series 2006-65, Class QO, PO, 07/25/36	172
322	Series 2006-72, Class GO, PO, 08/25/36	303
173	Series 2006-72, Class HO, PO, 08/25/26	167
225	Series 2006-72, Class TO, PO, 08/25/36	216
2,194	Series 2006-77, Class PC, 6.500%, 08/25/36	2,527
477	Series 2006-78, Class BZ, 6.500%, 08/25/36	546
296	Series 2006-79, Class DO, PO, 08/25/36	277
352	Series 2006-86, Class OB, PO, 09/25/36	335
376	Series 2006-90, Class AO, PO, 09/25/36	354
1,942	Series 2006-94, Class GI, IF, IO, 6.214%, 10/25/26	291
81	Series 2006-94, Class GK, HB, IF, 31.071%, 10/25/26	142
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,345
244	Series 2006-110, Class PO, PO, 11/25/36	231

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
125	Series 2006-111, Class EO, PO, 11/25/36	119
294	Series 2006-113, Class PO, PO, 07/25/36	287
436	Series 2006-115, Class OK, PO, 12/25/36	419
489	Series 2006-117, Class GS, IF, IO, 6.214%, 12/25/36	76
314	Series 2006-118, Class A2, VAR, 0.498%, 12/25/36	313
134	Series 2006-119, Class PO, PO, 12/25/36	126
768	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	163
569	Series 2006-120, Class PF, VAR, 0.686%, 12/25/36	570
759	Series 2006-126, Class AO, PO, 01/25/37	723
765	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	134
33	Series 2007-1, Class SD, HB, IF, 36.385%, 02/25/37	85
254	Series 2007-7, Class SG, IF, IO, 6.064%, 08/25/36	67
1,230	Series 2007-14, Class ES, IF, IO, 6.004%, 03/25/37	192
265	Series 2007-14, Class OP, PO, 03/25/37	251
130	Series 2007-15, Class NO, PO, 03/25/22	124
270	Series 2007-16, Class FC, VAR, 1.186%, 03/25/37	287
1,658	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,833
227	Series 2007-22, Class SC, IF, IO, 5.654%, 03/25/37	39
93	Series 2007-39, Class EF, VAR, 0.686%, 05/25/37	93
437	Series 2007-54, Class FA, VAR, 0.836%, 06/25/37	440
1,328	Series 2007-54, Class WI, IF, IO, 5.664%, 06/25/37	235
779	Series 2007-60, Class AX, IF, IO, 6.714%, 07/25/37	169
417	Series 2007-64, Class FB, VAR, 0.806%, 07/25/37	417
857	Series 2007-65, Class KI, IF, IO, 6.184%, 07/25/37	124
2,443	Series 2007-72, Class EK, IF, IO, 5.964%, 07/25/37	434
1,725	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,931
348	Series 2007-78, Class CB, 6.000%, 08/25/37	393
81	Series 2007-79, Class SB, HB, IF, 22.419%, 08/25/37	122

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
358	Series 2007-88, Class VI, IF, IO, 6.104%, 09/25/37	76
1,127	Series 2007-91, Class ES, IF, IO, 6.024%, 10/25/37	178
1,049	Series 2007-100, Class SM, IF, IO, 6.014%, 10/25/37	178
1,308	Series 2007-101, Class A2, VAR, 0.521%, 06/27/36	1,306
221	Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	246
2,069	Series 2007-112, Class SA, IF, IO, 6.014%, 12/25/37	417
4,863	Series 2007-114, Class A6, VAR, 0.636%, 10/27/37	4,839
2,611	Series 2007-116, Class HI, IO, VAR, 1.611%, 01/25/38	152
1	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
901	Series 2008-1, Class BI, IF, IO, 5.474%, 02/25/38	140
327	Series 2008-10, Class XI, IF, IO, 5.804%, 03/25/38	49
501	Series 2008-16, Class IS, IF, IO, 5.774%, 03/25/38	86
300	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	13
654	Series 2008-20, Class SA, IF, IO, 6.554%, 03/25/38	123
233	Series 2008-27, Class SN, IF, IO, 6.464%, 04/25/38	41
190	Series 2008-32, Class SA, IF, IO, 6.424%, 04/25/38	30
646	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	3
53	Series 2008-44, Class PO, PO, 05/25/38	50
537	Series 2008-47, Class SI, IF, IO, 6.064%, 06/25/23	53
338	Series 2008-53, Class CI, IF, IO, 6.764%, 07/25/38	72
260	Series 2008-76, Class GF, VAR, 1.086%, 09/25/23	262
92	Series 2008-80, Class GP, 6.250%, 09/25/38	104
709	Series 2008-80, Class SA, IF, IO, 5.414%, 09/25/38	104
362	Series 2008-81, Class SB, IF, IO, 5.414%, 09/25/38	54
147	Series 2009-4, Class BD, 4.500%, 02/25/39	159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
323	Series 2009-6, Class GS, IF, IO, 6.124%, 02/25/39	71
633	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	46
377	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	18
769	Series 2009-17, Class QS, IF, IO, 6.214%, 03/25/39	118
2,179	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	365
147	Series 2009-47, Class MT, 7.000%, 07/25/39	165
856	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	122
550	Series 2009-62, Class HJ, 6.000%, 05/25/39	616
95	Series 2009-63, Class P, 5.000%, 03/25/37	104
291	Series 2009-69, Class PO, PO, 09/25/39	277
89	Series 2009-79, Class UA, 7.000%, 03/25/38	100
482	Series 2009-84, Class WS, IF, IO, 5.464%, 10/25/39	61
571	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	89
1,215	Series 2009-86, Class OT, PO, 10/25/37	1,102
604	Series 2009-92, Class AD, 6.000%, 11/25/39	678
382	Series 2009-99, Class SC, IF, IO, 5.744%, 12/25/39	54
843	Series 2009-99, Class WA, VAR, 6.293%, 12/25/39	974
3,126	Series 2009-103, Class MB, VAR, 2.498%, 12/25/39	3,311
744	Series 2009-112, Class ST, IF, IO, 5.814%, 01/25/40	124
659	Series 2009-113, Class FB, VAR, 0.986%, 01/25/40	669
98	Series 2009-113, Class LB, HB, VAR, 94.510%, 01/25/40	233
2,341	Series 2010-1, Class WA, VAR, 6.212%, 02/25/40	2,704
1,585	Series 2010-16, Class WA, VAR, 6.446%, 03/25/40	1,849
3,143	Series 2010-16, Class WB, VAR, 6.245%, 03/25/40	3,636
640	Series 2010-23, Class KS, IF, IO, 6.664%, 02/25/40	93
812	Series 2010-35, Class SB, IF, IO, 5.994%, 04/25/40	105

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
372	Series 2010-39, Class OT, PO, 10/25/35	349
786	Series 2010-40, Class FJ, VAR, 1.036%, 04/25/40	792
358	Series 2010-42, Class S, IF, IO, 5.964%, 05/25/40	66
1,102	Series 2010-43, Class FD, VAR, 1.027%, 05/25/40	1,116
1,000	Series 2010-49, Class SC, IF, 11.788%, 03/25/40	1,200
754	Series 2010-61, Class WA, VAR, 5.960%, 06/25/40	870
3,304	Series 2010-68, Class SA, IF, IO, 4.564%, 07/25/40	397
1,085	Series 2010-103, Class ME, 4.000%, 09/25/40	1,176
1,931	Series 2010-103, Class SB, IF, IO, 5.674%, 11/25/49	287
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,383
321	Series 2010-123, Class FL, VAR, 0.866%, 11/25/40	320
3,210	Series 2010-125, Class SA, IF, IO, 4.014%, 11/25/40	324
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	3,168
4,871	Series 2010-147, Class SA, IF, IO, 6.094%, 01/25/41	1,139
665	Series 2010-148, Class MA, 4.000%, 02/25/39	688
489	Series 2011-2, Class WA, VAR, 5.812%, 02/25/51	541
1,674	Series 2011-20, Class MW, 5.000%, 03/25/41	2,007
7,854	Series 2011-21, Class CV, 4.500%, 09/25/26	7,967
2,925	Series 2011-30, Class LS, IO, VAR, 1.592%, 04/25/41	188
3,013	Series 2011-39, Class ZA, 6.000%, 11/25/32	3,470
698	Series 2011-43, Class WA, VAR, 5.813%, 05/25/51	773
2,147	Series 2011-47, Class ZA, 5.500%, 07/25/38	2,318
2,523	Series 2011-56, Class VA, 5.000%, 09/25/40	2,583
1,369	Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	1,536
456	Series 2011-75, Class FA, VAR, 0.977%, 08/25/41	461

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
2,508		Series 2011-118, Class LB, 7.000%, 11/25/41	2,989
4,623		Series 2011-118, Class MT, 7.000%, 11/25/41	5,510
4,569		Series 2011-118, Class NT, 7.000%, 11/25/41	5,453
2,007		Series 2012-21, Class WA, VAR, 5.589%, 03/25/52	2,257
2,502		Series 2012-58, Class FA, VAR, 0.936%, 03/25/39	2,510
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,286
1,098		Series 2013-2, Class LZ, 3.000%, 02/25/43	1,095
6,286		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,628
3,431		Series 2013-92, Class PO, PO, 09/25/43	2,856
3,459		Series 2013-101, Class DO, PO, 10/25/43	2,853
928		Series 2014-44, Class B, 2.500%, 08/25/34	908
32		Series G92-7, Class JQ, 8.500%, 01/25/22	35
4		Series G92-12, Class B, 7.700%, 02/25/22	4
6		Series G92-14, Class Z, 7.000%, 02/25/22	6
—	(h)	Series G92-27, Class SQ, HB, IF, 11,513.883%, 05/25/22	2
8		Series G92-42, Class Z, 7.000%, 07/25/22	9
57		Series G92-44, Class ZQ, 8.000%, 07/25/22	59
34		Series G92-54, Class ZQ, 7.500%, 09/25/22	37
77		Series G92-61, Class Z, 7.000%, 10/25/22	85
8		Series G92-62, Class B, PO, 10/25/22	7
52		Series G93-1, Class KA, 7.900%, 01/25/23	59
35		Series G93-17, Class SI, IF, 6.000%, 04/25/23	40
289		Series G94-7, Class PJ, 7.500%, 05/17/24	330
56		Series G97-2, Class ZA, 8.500%, 02/17/27	69
		Federal National Mortgage Association REMIC Trust,
901		Series 2001-W3, Class A, VAR, 6.780%, 09/25/41	1,027
3,904		Series 2002-W10, Class IO, IO, VAR, 0.937%, 08/25/42	69
340		Series 2003-W1, Class 1A1, VAR, 5.711%, 12/25/42	391
215		Series 2003-W1, Class 2A, VAR, 6.361%, 12/25/42	254
52		Series 2003-W4, Class 2A, VAR, 6.336%, 10/25/42	61
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,516
777		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	923

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
346	Series 2006-W3, Class 1AF1, VAR, 0.676%, 10/25/46	346
404	Series 2006-W3, Class 2A, 6.000%, 09/25/46	453
741	Series 2007-W2, Class 1A1, VAR, 0.756%, 03/25/37	742
350	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	393
57	Series 2007-W7, Class 1A4, HB, IF, 36.565%, 07/25/37	91
2,608	Series 2009-W1, Class A, 6.000%, 12/25/49	3,008
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
196	Series 213, Class 2, IO, 8.000%, 03/25/23	42
272	Series 218, Class 2, IO, 7.500%, 04/25/23	53
7	Series 265, Class 2, 9.000%, 03/25/24	8
14	Series 285, Class 1, PO, 02/25/27	13
506	Series 293, Class 1, PO, 12/25/24	478
275	Series 300, Class 1, PO, 09/25/24	258
315	Series 331, Class 13, IO, 7.000%, 11/25/32	71
254	Series 339, Class 18, IO, 4.500%, 07/25/18	10
248	Series 339, Class 21, IO, 4.500%, 08/25/18	7
223	Series 339, Class 28, IO, 5.500%, 08/25/18	9
160	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	30
507	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	23
369	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	73
466	Series 356, Class 3, IO, 5.000%, 01/25/35	80
657	Series 356, Class 39, IO, 5.000%, 01/25/20	42
634	Series 365, Class 8, IO, 5.500%, 05/25/36	126
82	Series 368, Class 3, IO, 4.500%, 11/25/20	4
229	Series 374, Class 5, IO, 5.500%, 08/25/36	47
555	Series 383, Class 32, IO, 6.000%, 01/25/38	108
103	Series 393, Class 6, IO, 5.500%, 04/25/37	19
2,726	Series 412, Class F2, VAR, 0.936%, 08/25/42	2,633
	Federal National Mortgage Association Trust,
354	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	415
324	Series 2003-W8, Class 2A, 7.000%, 10/25/42	386
327	Series 2003-W8, Class 3F1, VAR, 0.836%, 05/25/42	327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
503	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	599
470	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	552
955	Series 2005-W3, Class 2AF, VAR, 0.656%, 03/25/45	929
365	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	420
2,201	Series 2005-W4, Class 3A, VAR, 2.448%, 06/25/45	2,348
509	Series 2006-W2, Class 1AF1, VAR, 0.656%, 02/25/46	509
	Government National Mortgage Association,
555	Series 1994-7, Class PQ, 6.500%, 10/16/24	630
185	Series 1999-4, Class ZB, 6.000%, 02/20/29	208
5	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	6
93	Series 2000-9, Class Z, 8.000%, 06/20/30	111
449	Series 2000-9, Class ZJ, 8.500%, 02/16/30	531
325	Series 2000-10, Class ZP, 7.500%, 02/16/30	373
188	Series 2000-12, Class ST, HB, IF, 37.369%, 02/16/30	300
405	Series 2000-21, Class Z, 9.000%, 03/16/30	494
28	Series 2000-36, Class HC, 7.330%, 11/20/30	34
10	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
650	Series 2001-21, Class PE, 6.500%, 05/16/31	743
117	Series 2001-31, Class SJ, HB, IF, 26.488%, 02/20/31	220
88	Series 2001-35, Class SA, IF, IO, 7.819%, 08/16/31	31
94	Series 2001-36, Class S, IF, IO, 7.620%, 08/16/31	33
27	Series 2001-55, Class SF, HB, IF, 24.824%, 11/20/31	54
382	Series 2002-4, Class TD, 7.000%, 01/20/32	459
344	Series 2002-24, Class AG, IF, IO, 7.520%, 04/16/32	78
91	Series 2002-24, Class SB, IF, 11.279%, 04/16/32	115
281	Series 2002-24, Class Z, 8.500%, 04/16/32	323
595	Series 2002-31, Class SE, IF, IO, 7.070%, 04/16/30	119
22	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	28

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
201	Series 2002-40, Class UK, 6.500%, 06/20/32	238
64	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	85
117	Series 2002-45, Class QE, 6.500%, 06/20/32	139
141	Series 2002-47, Class PG, 6.500%, 07/16/32	166
50	Series 2002-70, Class PS, IF, IO, 7.268%, 08/20/32	2
674	Series 2003-11, Class SK, IF, IO, 7.270%, 02/16/33	121
16	Series 2003-24, Class PO, PO, 03/16/33	15
570	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	108
236	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	6
43	Series 2003-90, Class PO, PO, 10/20/33	40
609	Series 2003-112, Class SA, IF, IO, 6.120%, 12/16/33	138
526	Series 2003-112, Class TS, IF, IO, 6.518%, 10/20/32	11
146	Series 2004-28, Class S, IF, 18.479%, 04/16/34	223
218	Series 2004-46, Class AO, PO, 06/20/34	206
59	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	66
115	Series 2004-73, Class AE, IF, 13.967%, 08/17/34	144
1,996	Series 2004-73, Class JL, IF, IO, 6.120%, 09/16/34	398
33	Series 2004-85, Class PO, PO, 01/17/33	33
708	Series 2004-90, Class SI, IF, IO, 5.668%, 10/20/34	116
173	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	186
499	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	28
120	Series 2005-35, Class FL, VAR, 0.782%, 03/20/32	121
2,323	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	406
288	Series 2005-68, Class DP, IF, 15.396%, 06/17/35	414
1,413	Series 2005-68, Class KI, IF, IO, 5.868%, 09/20/35	265
1,759	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,975

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
569	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	118
251	Series 2006-16, Class OP, PO, 03/20/36	239
168	Series 2006-22, Class AO, PO, 05/20/36	159
152	Series 2006-34, Class PO, PO, 07/20/36	143
543	Series 2006-38, Class SW, IF, IO, 6.068%, 06/20/36	67
206	Series 2006-59, Class SD, IF, IO, 6.268%, 10/20/36	38
1,377	Series 2007-17, Class JI, IF, IO, 6.380%, 04/16/37	291
189	Series 2007-17, Class JO, PO, 04/16/37	180
119	Series 2007-25, Class FN, VAR, 0.731%, 05/16/37	120
710	Series 2007-26, Class SC, IF, IO, 5.768%, 05/20/37	132
73	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	2
35	Series 2007-28, Class BO, PO, 05/20/37	32
615	Series 2007-31, Class AO, PO, 05/16/37	592
40	Series 2007-36, Class HO, PO, 06/16/37	38
808	Series 2007-36, Class SE, IF, IO, 6.040%, 06/16/37	159
1,036	Series 2007-36, Class SG, IF, IO, 6.038%, 06/20/37	200
711	Series 2007-40, Class SD, IF, IO, 6.318%, 07/20/37	133
709	Series 2007-42, Class SB, IF, IO, 6.318%, 07/20/37	135
287	Series 2007-45, Class QA, IF, IO, 6.208%, 07/20/37	58
499	Series 2007-50, Class AI, IF, IO, 6.343%, 08/20/37	77
100	Series 2007-53, Class SW, IF, 18.909%, 09/20/37	144
778	Series 2007-57, Class PO, PO, 03/20/37	762
416	Series 2007-71, Class SB, IF, IO, 6.268%, 07/20/36	23
1,630	Series 2007-74, Class SL, IF, IO, 6.109%, 11/16/37	288
554	Series 2007-76, Class SA, IF, IO, 6.098%, 11/20/37	103
830	Series 2007-79, Class SY, IF, IO, 6.118%, 12/20/37	155
108	Series 2008-1, Class PO, PO, 01/20/38	99
438	Series 2008-2, Class MS, IF, IO, 6.730%, 01/16/38	95

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
310	Series 2008-10, Class S, IF, IO, 5.398%, 02/20/38	50
1,305	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	259
215	Series 2008-20, Class PO, PO, 09/20/37	211
205	Series 2008-29, Class PO, PO, 02/17/33	196
673	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	72
274	Series 2008-33, Class XS, IF, IO, 7.270%, 04/16/38	61
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,585
697	Series 2008-36, Class SH, IF, IO, 5.868%, 04/20/38	119
2,408	Series 2008-40, Class SA, IF, IO, 5.969%, 05/16/38	457
366	Series 2008-55, Class SA, IF, IO, 5.768%, 06/20/38	60
173	Series 2008-60, Class PO, PO, 01/20/38	171
2,087	Series 2008-62, Class SA, IF, IO, 5.718%, 07/20/38	381
146	Series 2008-71, Class SC, IF, IO, 5.568%, 08/20/38	21
555	Series 2008-93, Class AS, IF, IO, 5.268%, 12/20/38	85
1,450	Series 2008-95, Class DS, IF, IO, 6.868%, 12/20/38	293
408	Series 2008-96, Class SL, IF, IO, 5.568%, 12/20/38	64
475	Series 2009-6, Class SA, IF, IO, 5.670%, 02/16/39	73
857	Series 2009-10, Class SA, IF, IO, 5.518%, 02/20/39	123
556	Series 2009-10, Class SL, IF, IO, 6.069%, 03/16/34	28
2,664	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	486
504	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	106
574	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	127
373	Series 2009-24, Class DS, IF, IO, 5.868%, 03/20/39	28
353	Series 2009-25, Class SE, IF, IO, 7.168%, 09/20/38	72
207	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	34
465	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	87

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,070	Series 2009-42, Class SC, IF, IO, 5.648%, 06/20/39	165
543	Series 2009-43, Class SA, IF, IO, 5.518%, 06/20/39	85
3,278	Series 2009-54, Class JZ, 5.500%, 07/20/39	3,676
1,008	Series 2009-64, Class SN, IF, IO, 5.670%, 07/16/39	118
221	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	27
816	Series 2009-67, Class SA, IF, IO, 5.620%, 08/16/39	130
1,425	Series 2009-72, Class SM, IF, IO, 5.820%, 08/16/39	230
484	Series 2009-79, Class OK, PO, 11/16/37	436
1,619	Series 2009-102, Class SM, IF, IO, 5.969%, 06/16/39	146
1,075	Series 2009-104, Class AB, 7.000%, 08/16/39	1,214
1,633	Series 2009-106, Class AS, IF, IO, 5.969%, 11/16/39	291
1,826	Series 2009-106, Class ST, IF, IO, 5.568%, 02/20/38	308
1,582	Series 2009-121, Class VA, 5.500%, 11/20/20	1,663
179	Series 2010-14, Class AO, PO, 12/20/32	175
257	Series 2010-14, Class BO, PO, 11/20/35	227
1,767	Series 2010-14, Class CO, PO, 08/20/35	1,656
763	Series 2010-14, Class QP, 6.000%, 12/20/39	793
1,968	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	2,247
993	Series 2010-103, Class WA, VAR, 5.733%, 08/20/34	1,126
1,116	Series 2010-129, Class AW, VAR, 6.117%, 04/20/37	1,258
989	Series 2010-130, Class CP, 7.000%, 10/16/40	1,171
3,102	Series 2010-157, Class OP, PO, 12/20/40	2,755
33,333	Series 2010-H17, Class XQ, VAR, 5.237%, 07/20/60	36,113
2,638	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	2,962
3,254	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	3,707
4,323	Series 2011-137, Class WA, VAR, 5.534%, 07/20/40	4,932
3,104	Series 2011-163, Class WA, VAR, 5.850%, 12/20/38	3,556

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
5,620	Series 2012-24, Class WA, VAR, 5.587%, 07/20/41	6,456
6,430	Series 2012-52, Class WA, VAR, 6.143%, 04/20/38	7,490
1,529	Series 2012-59, Class WA, VAR, 5.564%, 08/20/38	1,757
8,760	Series 2012-138, Class PT, VAR, 3.946%, 11/16/42	9,099
8,613	Series 2012-141, Class WA, VAR, 4.541%, 11/16/41	9,510
8,478	Series 2012-141, Class WB, VAR, 3.984%, 09/16/42	8,947
5,337	Series 2012-141, Class WC, VAR, 3.730%, 01/20/42	5,662
20,134	Series 2012-H10, Class FA, VAR, 0.980%, 12/20/61	19,990
4,560	Series 2012-H15, Class FA, VAR, 0.701%, 05/20/62	4,560
5,061	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,109
16,368	Series 2012-H21, Class CF, VAR, 1.130%, 05/20/61	16,366
17,183	Series 2012-H21, Class DF, VAR, 1.079%, 05/20/61	17,167
7,841	Series 2012-H22, Class FD, VAR, 0.900%, 01/20/61	7,798
6,634	Series 2012-H24, Class FA, VAR, 0.880%, 03/20/60	6,636
8,230	Series 2012-H24, Class FD, VAR, 1.020%, 09/20/62	8,234
4,385	Series 2012-H24, Class FG, VAR, 0.681%, 04/20/60	4,365
7,096	Series 2012-H26, Class JA, VAR, 0.980%, 10/20/61	7,095
12,764	Series 2012-H26, Class MA, VAR, 0.980%, 07/20/62	12,720
6,387	Series 2012-H27, Class FB, VAR, 0.930%, 10/20/62	6,370
9,114	Series 2012-H28, Class FA, VAR, 1.010%, 09/20/62	9,081
2,273	Series 2012-H30, Class JA, VAR, 0.910%, 01/20/60	2,274
2,557	Series 2012-H30, Class PA, VAR, 0.880%, 11/20/59	2,558
8,729	Series 2012-H31, Class FD, VAR, 0.770%, 12/20/62	8,612
3,191	Series 2013-26, Class AK, VAR, 4.662%, 09/20/41	3,484

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,941	Series 2013-54, Class WA, VAR, 4.712%, 11/20/42	4,312
1,288	Series 2013-75, Class WA, VAR, 5.228%, 06/20/40	1,445
11,059	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,075
4,809	Series 2013-H01, Class JA, VAR, 0.750%, 01/20/63	4,734
5,426	Series 2013-H01, Class TA, VAR, 0.930%, 01/20/63	5,421
578	Series 2013-H02, Class HF, VAR, 0.730%, 11/20/62	578
3,059	Series 2013-H03, Class FA, VAR, 0.730%, 08/20/60	3,058
14,955	Series 2013-H04, Class BA, 1.650%, 02/20/63	14,977
3,516	Series 2013-H04, Class SA, VAR, 0.850%, 02/20/63	3,469
1,646	Series 2013-H05, Class FB, VAR, 0.830%, 02/20/62	1,642
2,390	Series 2013-H07, Class GA, VAR, 0.900%, 03/20/63	2,369
6,504	Series 2013-H07, Class HA, VAR, 0.840%, 03/20/63	6,426
12,725	Series 2013-H07, Class JA, 1.750%, 03/20/63	12,858
4,253	Series 2013-H07, Class MA, VAR, 0.980%, 04/20/62	4,251
2,229	Series 2013-H08, Class BF, VAR, 0.830%, 03/20/63	2,201
4,683	Series 2013-H08, Class FC, VAR, 0.880%, 02/20/63	4,637
5,558	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,564
3,222	Series 2014-188, Class W, VAR, 4.686%, 10/20/41	3,510
1,188	Series 2014-H17, Class FC, VAR, 0.930%, 07/20/64	1,172
2,207	Series 2015-91, Class W, VAR, 5.242%, 05/20/40	2,470
888	Series 2015-137, Class WA, VAR, 5.483%, 01/20/38	1,005
6,910	Series 2015-H23, Class FB, VAR, 0.950%, 09/20/65	6,823
6,160	Series 2015-H26, Class FG, VAR, 0.950%, 10/20/65	6,079
5,969	Series 2015-H29, Class FL, VAR, 1.030%, 11/20/65	5,909

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,842	Series 2015-H32, Class FH, VAR, 1.090%, 12/20/65	4,810
5,430	Series 2016-H07, Class FA, VAR, 1.19%, 03/20/66 (w)	5,410
	Vendee Mortgage Trust,
2,863	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,241
428	Series 1996-1, Class 1Z, 6.750%, 02/15/26	497
234	Series 1996-2, Class 1Z, 6.750%, 06/15/26	270
469	Series 1997-1, Class 2Z, 7.500%, 02/15/27	553
348	Series 1998-1, Class 2E, 7.000%, 03/15/28	419

		823,172

	Non-Agency CMO — 9.1%
	Ajax Mortgage Loan Trust,
3,695	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	3,663
1,617	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	1,606
1,204	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	1,213
1,007	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,010
	Alternative Loan Trust,
460	Series 2002-11, Class M, 6.500%, 10/25/32	449
163	Series 2003-6T2, Class A6, 5.500%, 06/25/33	162
1,613	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,601
26	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	27
913	Series 2005-1CB, Class 1A6, IF, IO, 6.664%, 03/25/35	208
4,605	Series 2005-20CB, Class 3A8, IF, IO, 4.314%, 07/25/35	673
3,288	Series 2005-22T1, Class A2, IF, IO, 4.634%, 06/25/35	598
140	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	111
6,092	Series 2005-37T1, Class A2, IF, IO, 4.614%, 09/25/35	1,182
1,029	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	930
6,129	Series 2005-54CB, Class 1A2, IF, IO, 4.414%, 11/25/35	830
30	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	30
682	Series 2005-57CB, Class 3A2, IF, IO, 4.664%, 12/25/35	109

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
492	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	464
595	Series 2005-86CB, Class A11, 5.500%, 02/25/36	532
1,384	Series 2005-J1, Class 1A4, IF, IO, 4.664%, 02/25/35	103
16,941	Series 2006-7CB, Class 1A2, IF, IO, 4.864%, 05/25/36	4,280
660	Series 2006-26CB, Class A9, 6.500%, 09/25/36	564
	American General Mortgage Loan Trust,
223	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	230
477	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	478
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	916
	Angel Oak Mortgage Trust LLC,
1,677	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	1,675
1,333	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	1,327
	ASG Resecuritization Trust,
228	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	226
1,143	Series 2009-3, Class A65, VAR, 2.348%, 03/26/37 (e)	1,132
55	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	55
55	Series 2010-1, Class A85, VAR, 0.831%, 02/27/36 (e)	54
1,904	Series 2010-2, Class A60, VAR, 1.974%, 01/28/37 (e)	1,870
599	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	528
1,278	Series 2011-1, Class 3A50, VAR, 2.736%, 11/28/35 (e)	1,251
	Banc of America Alternative Loan Trust,
128	Series 2003-3, Class APO, PO, 05/25/33	104
619	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	624
342	Series 2003-7, Class 2A4, 5.000%, 09/25/18	343
351	Series 2003-11, Class 2A1, 6.000%, 01/25/34	360
191	Series 2003-11, Class PO, PO, 01/25/34	164
427	Series 2004-1, Class 1A1, 6.000%, 02/25/34	452

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
63	Series 2004-1, Class 5A1, 5.500%, 02/25/19	63
1,952	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	424
1,628	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	355
	Banc of America Funding Trust,
132	Series 2004-1, Class PO, PO, 03/25/34	107
511	Series 2004-3, Class 1A1, 5.500%, 10/25/34	528
402	Series 2004-C, Class 1A1, VAR, 3.085%, 12/20/34	393
460	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	78
132	Series 2005-4, Class 30PO, PO, 08/25/35	106
364	Series 2005-6, Class 2A7, 5.500%, 10/25/35	353
45	Series 2005-7, Class 30PO, PO, 11/25/35	36
198	Series 2005-8, Class 30PO, PO, 01/25/36	137
1,113	Series 2005-E, Class 4A1, VAR, 2.866%, 03/20/35	1,095
632	Series 2010-R11A, Class 1A6, VAR, 5.149%, 08/26/35 (e)	635
	Banc of America Mortgage Trust,
395	Series 2003-3, Class 1A7, 5.500%, 05/25/33	402
73	Series 2003-3, Class 2A1, VAR, 0.986%, 05/25/18	70
104	Series 2003-6, Class 2A1, VAR, 0.886%, 08/25/18	102
106	Series 2003-8, Class 2A5, 5.000%, 11/25/18	106
75	Series 2003-8, Class APO, PO, 11/25/33	62
73	Series 2003-9, Class 1A2, PO, 12/25/33	66
526	Series 2003-A, Class 4A1, VAR, 2.899%, 02/25/33	516
161	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	162
811	Series 2003-E, Class 2A2, VAR, 2.794%, 06/25/33	803
611	Series 2003-J, Class 3A2, VAR, 2.780%, 11/25/33	605
335	Series 2004-3, Class 15IO, IO, VAR, 0.243%, 04/25/19	1
340	Series 2004-3, Class 1A26, 5.500%, 04/25/34	343
69	Series 2004-4, Class APO, PO, 05/25/34	60

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
3,787	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	3
788	Series 2004-6, Class 1A3, 5.500%, 05/25/34	795
61	Series 2004-6, Class APO, PO, 07/25/34	54
30	Series 2004-9, Class 3A1, 6.500%, 09/25/32	32
499	Series 2004-C, Class 2A2, VAR, 2.698%, 04/25/34	495
436	Series 2004-J, Class 3A1, VAR, 3.148%, 11/25/34	426
	BCAP LLC Trust,
432	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	450
297	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	298
2,000	Series 2009-RR14, Class 3A2, VAR, 2.521%, 08/26/35 (e)	1,998
902	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	909
297	Series 2010-RR7, Class 1A5, VAR, 2.812%, 04/26/35 (e)	293
3,519	Series 2010-RR7, Class 2A1, VAR, 2.223%, 07/26/45 (e)	3,492
17	Series 2010-RR8, Class 3A3, VAR, 2.746%, 05/26/35 (e)	17
1,500	Series 2010-RR8, Class 3A4, VAR, 2.746%, 05/26/35 (e)	1,451
229	Series 2010-RR12, Class 2A5, VAR, 2.681%, 01/26/36 (e)	226
369	Series 2010-RR12, Class 4A5, VAR, 2.736%, 10/26/36 (e)	363
137	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	137
287	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	289
1,266	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,273
567	Series 2011-RR5, Class 11A3, VAR, 0.577%, 05/28/36 (e)	562
1,584	Series 2011-RR10, Class 2A1, VAR, 1.288%, 09/26/37 (e)	1,526
1,110	Series 2012-RR1, Class 5A1, VAR, 3.221%, 07/26/37 (e)	1,167
547	Series 2012-RR2, Class 1A1, VAR, 0.597%, 08/26/36 (e)	542
1,472	Series 2012-RR3, Class 2A5, VAR, 2.069%, 05/26/37 (e)	1,466

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
948	Series 2012-RR4, Class 8A3, VAR, 0.656%, 06/26/47 (e)	912
2,858	Series 2012-RR10, Class 1A1, VAR, 0.657%, 02/26/37 (e)	2,749
2,116	Series 2012-RR10, Class 3A1, VAR, 0.617%, 05/26/36 (e)	2,059
787	Series 2015-RR4, Class 1A1, VAR, 1.424%, 09/11/38 (e)	740
406	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.936%, 03/25/35	394
	Bear Stearns ARM Trust,
328	Series 2003-4, Class 3A1, VAR, 2.501%, 07/25/33	327
178	Series 2003-7, Class 3A, VAR, 2.543%, 10/25/33	174
485	Series 2004-1, Class 12A1, VAR, 2.900%, 04/25/34	478
219	Series 2004-2, Class 14A, VAR, 3.129%, 05/25/34	217
927	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	928
1,510	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	1,468
646	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	664
68	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	61
	Chase Mortgage Finance Trust,
235	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	236
2,818	Series 2007-A1, Class 1A3, VAR, 2.736%, 02/25/37	2,769
268	Series 2007-A1, Class 2A1, VAR, 2.653%, 02/25/37	266
311	Series 2007-A1, Class 7A1, VAR, 2.605%, 02/25/37	310
739	Series 2007-A1, Class 9A1, VAR, 2.738%, 02/25/37	728
664	Series 2007-A2, Class 2A1, VAR, 2.716%, 07/25/37	642
	CHL Mortgage Pass-Through Trust,
346	Series 2002-36, Class A22, 6.000%, 01/25/33	351
325	Series 2004-3, Class A26, 5.500%, 04/25/34	339
62	Series 2004-3, Class PO, PO, 04/25/34	55

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
945	Series 2004-5, Class 1A4, 5.500%, 06/25/34	975
127	Series 2004-7, Class 2A1, VAR, 2.520%, 06/25/34	123
554	Series 2004-13, Class 1A4, 5.500%, 08/25/34	569
182	Series 2004-HYB1, Class 2A, VAR, 2.702%, 05/20/34	172
760	Series 2004-HYB3, Class 2A, VAR, 2.331%, 06/20/34	718
536	Series 2004-HYB6, Class A3, VAR, 2.646%, 11/20/34	506
90	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	91
265	Series 2005-16, Class A23, 5.500%, 09/25/35	257
1,446	Series 2005-22, Class 2A1, VAR, 2.716%, 11/25/35	1,217
3,605	Series 2007-4, Class 1A52, IF, IO, 4.964%, 05/25/37	648
87	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	74
	Citigroup Global Markets Mortgage Securities VII, Inc.,
531	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	524
7	Series 2003-UP2, Class PO1, PO, 12/25/18	6
	Citigroup Mortgage Loan Trust,
1,239	Series 2008-AR4, Class 1A1A, VAR, 2.948%, 11/25/38 (e)	1,227
913	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	939
808	Series 2009-10, Class 1A1, VAR, 2.519%, 09/25/33 (e)	812
655	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	673
674	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	683
160	Series 2010-7, Class 10A1, VAR, 2.762%, 02/25/35 (e)	158
1,721	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,731
1,953	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,973
738	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	749
	Citigroup Mortgage Loan Trust, Inc.,
178	Series 2003-1, Class 2A5, 5.250%, 10/25/33	180

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
86	Series 2003-1, Class PO3, PO, 09/25/33	76
19	Series 2003-1, Class WA2, 6.500%, 06/25/31	19
22	Series 2003-1, Class WPO2, PO, 06/25/31	19
20	Series 2003-UP3, Class A3, 7.000%, 09/25/33	20
46	Series 2003-UST1, Class A1, 5.500%, 12/25/18	46
8	Series 2003-UST1, Class PO1, PO, 12/25/18	8
4	Series 2003-UST1, Class PO3, PO, 12/25/18	4
288	Series 2004-UST1, Class A3, VAR, 2.330%, 08/25/34	286
202	Series 2004-UST1, Class A6, VAR, 2.349%, 08/25/34	193
231	Series 2005-1, Class 2A1A, VAR, 2.592%, 04/25/35	182
587	Series 2005-2, Class 2A11, 5.500%, 05/25/35	601
736	Series 2005-5, Class 1A2, VAR, 3.559%, 08/25/35	526
	Credit Suisse First Boston Mortgage Securities Corp.,
853	Series 2003-1, Class DB1, VAR, 6.728%, 02/25/33	862
302	Series 2003-21, Class 1A4, 5.250%, 09/25/33	310
1,062	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,075
506	Series 2003-27, Class 5A4, 5.250%, 11/25/33	513
529	Series 2003-29, Class 1A1, 6.500%, 12/25/33	541
338	Series 2003-29, Class 5A1, 7.000%, 12/25/33	357
669	Series 2003-AR15, Class 3A1, VAR, 2.926%, 06/25/33	660
517	Series 2004-4, Class 2A4, 5.500%, 09/25/34	540
292	Series 2004-5, Class 3A1, 5.250%, 08/25/19	296
556	Series 2004-8, Class 1A4, 5.500%, 12/25/34	579
1,379	Series 2004-AR2, Class 2A1, VAR, 2.756%, 03/25/34	1,365
1,602	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	347
1,209	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	113

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
598	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	609
	CSMC,
10,456	Series 2010-11R, Class A6, VAR, 1.439%, 06/28/47 (e)	9,904
449	Series 2011-6R, Class 3A1, VAR, 2.897%, 07/28/36 (e)	451
957	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	957
1,227	Series 2012-3R, Class 1A1, VAR, 2.389%, 07/27/37 (e)	1,204
	CSMC Trust,
362	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	362
929	Series 2012-2R, Class 2A1, VAR, 2.498%, 03/27/47 (e)	915
291	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.841%, 02/25/20	295
	First Horizon Alternative Mortgage Securities Trust,
887	Series 2004-AA4, Class A1, VAR, 2.365%, 10/25/34	866
22	Series 2005-AA5, Class 1A2, VAR, 2.402%, 07/25/35	—	(h)
464	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	399
6,502	Series 2007-FA4, Class 1A2, IF, IO, 5.214%, 08/25/37	1,594
	First Horizon Mortgage Pass-Through Trust,
205	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	202
359	Series 2004-AR7, Class 2A2, VAR, 2.739%, 02/25/35	356
646	Series 2005-AR1, Class 2A2, VAR, 2.794%, 04/25/35	632
	GMACM Mortgage Loan Trust,
341	Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	335
1,368	Series 2003-AR2, Class 2A4, VAR, 3.100%, 12/19/33	1,335
51	Series 2003-J8, Class A, 5.250%, 12/25/33	53
511	Series 2004-J1, Class A20, 5.500%, 04/25/34	517
1,002	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,034
225	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	230

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,273	Series 2005-AR3, Class 3A4, VAR, 2.976%, 06/19/35	2,213
	GSMPS Mortgage Loan Trust,
451	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	459
213	Series 2004-4, Class 1AF, VAR, 0.836%, 06/25/34 (e)	176
424	Series 2005-RP2, Class 1AF, VAR, 0.786%, 03/25/35 (e)	358
2,534	Series 2005-RP3, Class 1AF, VAR, 0.786%, 09/25/35 (e)	2,046
1,152	Series 2005-RP3, Class 1AS, IO, VAR, 4.359%, 09/25/35 (e)	170
2,443	Series 2006-RP2, Class 1AS2, IF, IO, 5.676%, 04/25/36 (e)	345
	GSR Mortgage Loan Trust,
127	Series 2003-13, Class 1A1, VAR, 2.667%, 10/25/33	128
49	Series 2003-6F, Class A2, VAR, 0.836%, 09/25/32	46
526	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	534
412	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	423
53	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	62
896	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	920
1,146	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,177
143	Series 2005-5F, Class 8A3, VAR, 0.936%, 06/25/35	135
1,536	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,590
228	Series 2006-1F, Class 1AP, PO, 02/25/36	171
4,175	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,678
1,168	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,135
3,094	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	3,032
161	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 1.216%, 04/25/35	141
729	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	731
799	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.786%, 08/25/36	776

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
218	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 2.764%, 03/25/36	166
	JP Morgan Mortgage Trust,
357	Series 2004-A3, Class 4A1, VAR, 2.714%, 07/25/34	365
225	Series 2004-A4, Class 1A1, VAR, 2.811%, 09/25/34	229
77	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	79
625	Series 2005-A1, Class 3A4, VAR, 2.759%, 02/25/35	634
1,078	Series 2006-A2, Class 4A1, VAR, 2.716%, 08/25/34	1,080
840	Series 2006-A2, Class 5A2, VAR, 2.682%, 11/25/33	836
1,519	Series 2006-A2, Class 5A3, VAR, 2.682%, 11/25/33	1,520
346	Series 2006-A3, Class 6A1, VAR, 2.748%, 08/25/34	345
392	Series 2007-A1, Class 5A2, VAR, 2.826%, 07/25/35	396
532	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	558
52	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	52
7	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	7
	Lehman Mortgage Trust,
474	Series 2006-2, Class 1A1, VAR, 5.943%, 04/25/36	420
343	Series 2007-6, Class 1A8, 6.000%, 07/25/37	306
752	Series 2008-2, Class 1A6, 6.000%, 03/25/38	578
	MASTR Adjustable Rate Mortgages Trust,
154	Series 2004-3, Class 4A2, VAR, 2.452%, 04/25/34	144
40	Series 2004-4, Class 2A1, VAR, 2.079%, 05/25/34	35
284	Series 2004-13, Class 2A1, VAR, 2.781%, 04/21/34	283
1,416	Series 2004-13, Class 3A7, VAR, 2.777%, 11/21/34	1,437
254	Series 2004-15, Class 3A1, VAR, 3.403%, 12/25/34	249
	MASTR Alternative Loan Trust,
270	Series 2003-4, Class 2A1, 6.250%, 06/25/33	281

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
177	Series 2003-8, Class 3A1, 5.500%, 12/25/33	185
172	Series 2003-8, Class 5A1, 5.000%, 11/25/18	176
92	Series 2003-9, Class 8A1, 6.000%, 01/25/34	92
87	Series 2004-1, Class 30PO, PO, 02/25/34	72
371	Series 2004-3, Class 2A1, 6.250%, 04/25/34	386
191	Series 2004-3, Class 30PO, PO, 04/25/34	147
166	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	38
249	Series 2004-5, Class 30PO, PO, 06/25/34	213
104	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	19
116	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	22
1,151	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,152
89	Series 2004-7, Class 30PO, PO, 08/25/34	68
358	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	76
142	Series 2004-10, Class 1A1, 4.500%, 09/25/19	143
1,952	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	496
	MASTR Asset Securitization Trust,
48	Series 2003-2, Class 1A1, 5.000%, 03/25/18	48
20	Series 2003-2, Class 2A1, 4.500%, 03/25/18	20
243	Series 2003-3, Class 3A18, 5.500%, 04/25/33	243
17	Series 2003-4, Class 3A2, 5.000%, 05/25/18	17
89	Series 2003-4, Class 5A1, 5.500%, 05/25/33	91
58	Series 2003-8, Class 1A1, 5.500%, 09/25/33	57
52	Series 2003-9, Class 15PO, PO, 10/25/18	52
5	Series 2003-10, Class 15PO, PO, 11/25/18	5
6	Series 2003-11, Class 15PO, PO, 12/25/18	5
152	Series 2003-12, Class 6A1, 5.000%, 12/25/33	153
37	Series 2004-1, Class 30PO, PO, 02/25/34	32
36	Series 2004-3, Class PO, PO, 03/25/34	33
30	Series 2004-4, Class 3A1, 4.500%, 04/25/19	30

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
32		Series 2004-8, Class 1A1, 4.750%, 08/25/19	32
30		Series 2004-8, Class PO, PO, 08/25/19	28
34		Series 2004-9, Class 5A1, 5.250%, 09/25/19	35
471		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	508
2,239		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.786%, 05/25/35 (e)	1,769
444		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	349
		Merrill Lynch Mortgage Investors Trust,
370		Series 2003-A, Class 2A2, VAR, 1.701%, 03/25/28	343
153		Series 2003-A4, Class 2A, VAR, 2.725%, 07/25/33	139
482		Series 2003-A5, Class 2A6, VAR, 2.496%, 08/25/33	483
1,173		Series 2003-E, Class A1, VAR, 1.056%, 10/25/28	1,112
1,786		Series 2003-F, Class A1, VAR, 1.076%, 10/25/28	1,739
610		Series 2004-1, Class 2A1, VAR, 2.321%, 12/25/34	608
649		Series 2004-A4, Class A2, VAR, 2.561%, 08/25/34	659
704		Series 2004-D, Class A2, VAR, 1.601%, 09/25/29	673
382		Series 2004-E, Class A2A, VAR, 1.227%, 11/25/29	365
55		Series 2005-A1, Class 3A, VAR, 2.766%, 12/25/34	55
6		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	6
740		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	774
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,925.500%, 04/20/21	—	(h)
		MortgageIT Trust,
442		Series 2005-1, Class 1A1, VAR, 1.076%, 02/25/35	418
200		Series 2005-5, Class A1, VAR, 0.696%, 12/25/35	178
459		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	464

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
88	Series 2003-A1, Class A1, 5.500%, 05/25/33	89
41	Series 2003-A1, Class A2, 6.000%, 05/25/33	41
32	Series 2003-A1, Class A5, 7.000%, 04/25/33	33
6	Series 2003-A1, Class A7, 5.000%, 04/25/18	6
734	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.963%, 03/26/36 (e)	717
	Prime Mortgage Trust,
35	Series 2004-1, Class 2A3, 5.250%, 08/25/34	35
617	Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	644
280	Series 2005-4, Class 2PO, PO, 10/25/35	100
414	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.641%, 05/25/35	421
	RALI Trust,
16	Series 2001-QS19, Class A2, 6.000%, 12/25/16	16
10	Series 2002-QS16, Class A3, IF, 15.712%, 10/25/17	11
715	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	743
96	Series 2003-QR24, Class A5, 4.000%, 07/25/33	95
40	Series 2003-QS3, Class A2, IF, 15.541%, 02/25/18	42
96	Series 2003-QS9, Class A3, IF, IO, 7.114%, 05/25/18	5
137	Series 2003-QS12, Class A2A, IF, IO, 7.164%, 06/25/18	8
60	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	2
3,306	Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,111
558	Series 2003-QS13, Class A5, VAR, 1.086%, 07/25/33	508
3,312	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	69
230	Series 2003-QS14, Class A1, 5.000%, 07/25/18	232
165	Series 2003-QS18, Class A1, 5.000%, 09/25/18	166

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
435	Series 2003-QS19, Class A1, 5.750%, 10/25/33	453
699	Series 2004-QA4, Class NB3, VAR, 4.014%, 09/25/34	691
199	Series 2004-QA6, Class NB2, VAR, 3.248%, 12/26/34	165
1,200	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,218
1,791	Series 2005-QA6, Class A32, VAR, 3.473%, 05/25/35	1,502
204	Series 2005-QA10, Class A31, VAR, 3.684%, 09/25/35	166
367	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	303
	RBSSP Resecuritization Trust,
768	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	814
207	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	216
255	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	256
588	Series 2009-12, Class 1A1, VAR, 5.799%, 11/25/33 (e)	607
489	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	481
4,653	Series 2012-6, Class 2A1, VAR, 0.587%, 10/26/36 (e)	4,539
	Residential Asset Securitization Trust,
6	Series 2002-A13, Class A4, 5.250%, 12/25/17	6
255	Series 2003-A5, Class A1, 5.500%, 06/25/33	257
132	Series 2003-A13, Class A3, 5.500%, 01/25/34	134
21	Series 2003-A14, Class A1, 4.750%, 02/25/19	21
582	Series 2004-IP2, Class 1A1, VAR, 2.724%, 12/25/34	579
3,920	Series 2005-A2, Class A4, IF, IO, 4.614%, 03/25/35	622
1,765	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	416
614	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	556
407	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	348
	RFMSI Trust,
422	Series 2003-S4, Class A4, 5.750%, 03/25/33	431

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
32	Series 2003-S14, Class A4, PO, 07/25/18	31
87	Series 2003-S16, Class A3, 5.000%, 09/25/18	88
105	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	105
176	Series 2004-S6, Class 2A6, PO, 06/25/34	150
454	Series 2005-SA4, Class 1A1, VAR, 2.842%, 09/25/35	374
1	RFSC Trust, Series 2002-RM1, Class API, PO, 12/25/17	1
	Sequoia Mortgage Trust,
781	Series 2003-1, Class 1A, VAR, 1.192%, 04/20/33	731
1,131	Series 2004-8, Class A1, VAR, 1.132%, 09/20/34	1,069
1,142	Series 2004-8, Class A2, VAR, 1.610%, 09/20/34	1,092
2,941	Series 2004-9, Class A1, VAR, 1.112%, 10/20/34	2,786
936	Series 2004-10, Class A1A, VAR, 1.052%, 11/20/34	889
	Springleaf Mortgage Loan Trust,
2,610	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,601
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,643
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,799
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,268
1,739	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,741
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,502
406	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.454%, 06/25/34	404
	Structured Asset Mortgage Investments II Trust,
1,278	Series 2004-AR5, Class 1A1, VAR, 1.090%, 10/19/34	1,212
2,103	Series 2005-AR5, Class A3, VAR, 0.680%, 07/19/35	1,990
1,829	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.422%, 12/25/33	1,822
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
167	Series 2003-32, Class 1A1, VAR, 5.254%, 11/25/33	167

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
506	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	517
210	Series 2003-33H, Class 1APO, PO, 10/25/33	195
535	Series 2003-34A, Class 3A3, VAR, 2.639%, 11/25/33	523
1,283	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,318
178	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	180
	Thornburg Mortgage Securities Trust,
102	Series 2003-4, Class A1, VAR, 1.076%, 09/25/43	98
105	Series 2004-1, Class II2A, VAR, 1.769%, 03/25/44	102
	WaMu Mortgage Pass-Through Certificates Trust,
13	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	13
629	Series 2003-AR7, Class A7, VAR, 2.412%, 08/25/33	627
490	Series 2003-AR8, Class A, VAR, 2.476%, 08/25/33	497
1,723	Series 2003-AR9, Class 1A6, VAR, 2.519%, 09/25/33	1,729
410	Series 2003-AR9, Class 2A, VAR, 2.562%, 09/25/33	402
1,260	Series 2003-AR11, Class A6, VAR, 2.530%, 10/25/33	1,266
533	Series 2003-S1, Class A5, 5.500%, 04/25/33	548
144	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	149
28	Series 2003-S7, Class A1, 4.500%, 08/25/18	28
106	Series 2003-S8, Class A6, 4.500%, 09/25/18	107
1,260	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,287
35	Series 2003-S9, Class P, PO, 10/25/33	29
114	Series 2004-AR3, Class A1, VAR, 2.470%, 06/25/34	114
772	Series 2004-AR3, Class A2, VAR, 2.470%, 06/25/34	775
363	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	367
105	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	107

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
191	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	199
1,860	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,938
167	Series 2006-AR10, Class 2P, VAR, 2.451%, 09/25/36	145
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
161	Series 2005-1, Class 1A1, 5.500%, 03/25/35	160
6,365	Series 2005-2, Class 1A4, IF, IO, 4.614%, 04/25/35	1,088
823	Series 2005-4, Class CB7, 5.500%, 06/25/35	764
101	Series 2005-4, Class DP, PO, 06/25/20	91
706	Series 2005-6, Class 2A4, 5.500%, 08/25/35	641
8,538	Series 2005-11, Class A4, IF, IO, 4.514%, 01/25/36	1,603
	Washington Mutual MSC Mortgage Pass-Through Certificates,
430	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	463
28	Series 2004-RA4, Class 1P, PO, 04/25/19	27
233	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	230
	Wells Fargo Mortgage-Backed Securities Trust,
1,073	Series 2003-G, Class A1, VAR, 2.615%, 06/25/33	1,073
213	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	213
58	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	59
118	Series 2004-B, Class A1, VAR, 2.720%, 02/25/34	117
728	Series 2004-EE, Class 2A1, VAR, 2.742%, 12/25/34	731
91	Series 2004-EE, Class 2A2, VAR, 2.742%, 12/25/34	93
433	Series 2004-EE, Class 3A1, VAR, 2.717%, 12/25/34	434
1,149	Series 2004-I, Class 1A1, VAR, 2.787%, 07/25/34	1,158
2,298	Series 2004-P, Class 2A1, VAR, 2.738%, 09/25/34	2,288
76	Series 2004-Q, Class 1A3, VAR, 2.740%, 09/25/34	75

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
2,194	Series 2004-S, Class A1, VAR, 2.753%, 09/25/34	2,225
1,718	Series 2004-U, Class A1, VAR, 2.761%, 10/25/34	1,701
529	Series 2004-V, Class 1A1, VAR, 2.754%, 10/25/34	529
103	Series 2005-9, Class 1APO, PO, 10/25/35	92
508	Series 2005-AR8, Class 2A1, VAR, 2.788%, 06/25/35	514
325	Series 2005-AR16, Class 2A1, VAR, 2.854%, 02/25/34	326
806	Series 2007-7, Class A7, 6.000%, 06/25/37	769
545	Series 2007-11, Class A14, 6.000%, 08/25/37	537

		244,521

	Total Collateralized Mortgage Obligations (Cost $1,029,031)	1,067,693

Commercial Mortgage-Backed Securities — 4.8%
	A10 Securitization LLC,
341	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	341
1,302	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,296
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	430
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	364
523	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	511
	ACRE Commercial Mortgage Trust, (Cayman Islands),
473	Series 2014-FL2, Class B, VAR, 2.480%, 08/15/31 (e)	467
673	Series 2014-FL2, Class C, VAR, 2.930%, 08/15/31 (e)	664
350	Series 2014-FL2, Class D, VAR, 3.830%, 08/15/31 (e)	332
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,137
1,000	Series 2014-520M, Class A, VAR, 4.185%, 08/15/46 (e)	1,073
2,500	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	2,253
122	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	122

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,174
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,978
2,110	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, VAR, 1.117%, 06/11/50 (e)	2,016
1,793	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,799
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	2,965
	COMM Mortgage Trust,
5,368	Series 2012-CR2, Class XA, IO, VAR, 1.800%, 08/15/45	457
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,639
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.218%, 07/10/45 (e)	2,054
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,268
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,587
2,500	Series 2014-TWC, Class A, VAR, 1.274%, 02/13/32 (e)	2,425
1,542	Series 2015-CR24, Class A5, 3.696%, 08/10/55	1,611
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,639
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.877%, 07/10/38	700
1,900	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	1,959
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,761
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,335
857	Series K038, Class A2, 3.389%, 03/25/24	926
2,174	Series K052, Class A2, 3.151%, 11/25/25	2,291
5,090	Series KF12, Class A, VAR, 1.130%, 09/25/22	5,096
545	Series KJ02, Class A2, 2.597%, 09/25/20	562
5,000	Series KPLB, Class A, 2.770%, 05/25/25	5,096
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,060
	Government National Mortgage Association,
1,910	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,060

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,910	Series 2014-168, Class VB, VAR, 3.494%, 06/16/47	2,070
2,741	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,776
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	782
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,462
18,595	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.575%, 11/10/39 (e)	28
	JP Morgan Chase Commercial Mortgage Securities Trust,
57,292	Series 2006-CB15, Class X1, IO, VAR, 0.271%, 06/12/43	54
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	595
942	Series 2007-C1, Class A4, 5.716%, 02/15/51	984
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,819
	LB-UBS Commercial Mortgage Trust,
10,299	Series 2006-C1, Class XCL, IO, VAR, 0.267%, 02/15/41 (e)	2
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	1,970
812	Series 2007-C2, Class A3, 5.430%, 02/15/40	828
890	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	925
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,055
	Morgan Stanley Capital I Trust,
244	Series 2007-T27, Class A4, VAR, 5.645%, 06/11/42	254
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,281
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,539
	Morgan Stanley Re-REMIC Trust,
3,377	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,345
3,555	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	3,546
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	2,018
2,091	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	2,093

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.436%, 08/25/29 (e)	510
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.879%, 07/14/34 (e)	341
704	Series 2015-2, Class C, VAR, 3.679%, 07/14/34 (e)	705
487	Series 2015-2, Class D, VAR, 4.429%, 07/14/34 (e)	487
	RAIT Trust,
811	Series 2014-FL3, Class A, VAR, 1.677%, 12/15/31 (e)	795
2,475	Series 2015-FL5, Class B, VAR, 4.327%, 01/15/31 (e)	2,469
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,184
1,055	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,064
981	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.427%, 08/15/32 (e)	967
961	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	961
7,185	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.178%, 05/10/45 (e)	700
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,118
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,373
14,433	Series 2012-C2, Class XA, IO, VAR, 1.664%, 05/10/63 (e)	882
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	876
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,008
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,632
	Wachovia Bank Commercial Mortgage Trust,
121	Series 2004-C11, Class A5, VAR, 5.170%, 01/15/41	121
12,713	Series 2006-C24, Class XC, IO, VAR, 0.036%, 03/15/45 (e)	–	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	3,053
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,516

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

668	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	668
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,360
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,262
750	Series 2013-C11, Class D, VAR, 4.179%, 03/15/45 (e)	639

	Total Commercial Mortgage-Backed Securities (Cost $127,154)	128,565

Mortgage Pass-Through Securities — 37.7%
	Federal Home Loan Mortgage Corp.,
163	ARM, 2.064%, 05/01/37	169
181	ARM, 2.230%, 10/01/36	189
95	ARM, 2.252%, 03/01/35	100
190	ARM, 2.255%, 08/01/36	200
326	ARM, 2.272%, 10/01/36	342
175	ARM, 2.391%, 04/01/34	185
676	ARM, 2.462%, 03/01/37	712
47	ARM, 2.486%, 02/01/37	50
181	ARM, 2.495%, 05/01/36	191
193	ARM, 2.497%, 11/01/36	204
270	ARM, 2.515%, 11/01/36	283
209	ARM, 2.519%, 09/01/36	220
438	ARM, 2.520%, 01/01/30 - 11/01/36	462
165	ARM, 2.536%, 11/01/36	174
114	ARM, 2.548%, 09/01/37	121
171	ARM, 2.572%, 05/01/38	181
222	ARM, 2.605%, 12/01/33 - 10/01/37	234
407	ARM, 2.606%, 06/01/36	429
237	ARM, 2.632%, 12/01/35	252
201	ARM, 2.636%, 03/01/36	213
207	ARM, 2.641%, 01/01/35	217
102	ARM, 2.657%, 07/01/37	108
165	ARM, 2.713%, 02/01/37	174
248	ARM, 2.793%, 04/01/38	264
100	ARM, 2.823%, 02/01/37	107
109	ARM, 2.885%, 12/01/36	116
91	ARM, 2.890%, 02/01/37	97
754	ARM, 2.966%, 10/01/36	803
271	ARM, 3.257%, 03/01/36	285
27	ARM, 6.335%, 10/01/36	29
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
34	4.500%, 10/01/18	35

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
47	5.000%, 12/01/18	49
411	5.500%, 06/01/17 - 12/01/22	445
286	6.000%, 06/01/17 - 03/01/22	295
124	6.500%, 02/01/17 - 03/01/22	130
24	7.000%, 03/01/17 - 07/01/17	25
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,588	4.000%, 02/01/32	1,711
1,047	5.500%, 05/01/27 - 03/01/28	1,181
313	6.000%, 12/01/22 - 02/01/24	354
410	6.500%, 01/01/28	467
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
155	4.000%, 10/01/33	166
12,847	4.500%, 05/01/41 - 10/01/41	14,010
11,488	5.000%, 08/01/40 - 06/01/44	12,683
2,442	5.500%, 01/01/33 - 03/01/40	2,752
436	6.000%, 11/01/28 - 12/01/33	500
2,209	6.500%, 05/01/24 - 03/01/38	2,621
765	7.000%, 07/01/29 - 10/01/36	913
50	7.500%, 09/01/38	62
18	8.500%, 08/01/30	18
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
758	7.500%, 01/01/32 - 12/01/36	915
302	10.000%, 10/01/30	333
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
26,146	3.500%, 10/01/32 - 06/01/43	27,595
12,276	4.000%, 09/01/32 - 10/01/42	13,159
460	5.500%, 02/01/18 - 12/01/35	474
1,700	6.000%, 02/01/33 - 04/01/36	1,909
2,926	6.500%, 11/01/36 - 10/17/38	3,323
23	10.500%, 07/20/21	24
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2	7.500%, 03/01/17 - 05/01/17	2
	Federal National Mortgage Association,
7,329	ARM, 1.220%, 12/01/25	7,311
429	ARM, 1.803%, 08/01/34	446
174	ARM, 1.922%, 01/01/33	180
244	ARM, 1.935%, 07/01/33	251
357	ARM, 2.014%, 02/01/35	370
1,909	ARM, 2.020%, 01/01/35	1,992
488	ARM, 2.050%, 05/01/35	512
137	ARM, 2.056%, 04/01/34	144

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

164	ARM, 2.074%, 10/01/34	171
3	ARM, 2.091%, 03/01/19	3
173	ARM, 2.094%, 02/01/35	180
387	ARM, 2.100%, 09/01/36	406
139	ARM, 2.258%, 01/01/36	146
233	ARM, 2.270%, 11/01/37	244
178	ARM, 2.324%, 09/01/34	187
239	ARM, 2.331%, 10/01/34	253
130	ARM, 2.335%, 06/01/35	137
91	ARM, 2.345%, 05/01/35	97
65	ARM, 2.350%, 05/01/35	69
154	ARM, 2.363%, 06/01/34	163
289	ARM, 2.379%, 10/01/34	304
524	ARM, 2.384%, 11/01/33 - 10/01/34	552
50	ARM, 2.387%, 04/01/34	51
128	ARM, 2.403%, 09/01/35	136
200	ARM, 2.422%, 08/01/34	210
326	ARM, 2.443%, 07/01/33	345
229	ARM, 2.460%, 05/01/34	244
142	ARM, 2.483%, 02/01/34	151
505	ARM, 2.492%, 07/01/37	535
265	ARM, 2.494%, 08/01/36	282
588	ARM, 2.509%, 04/01/35	619
593	ARM, 2.514%, 04/01/35 - 10/01/36	626
270	ARM, 2.520%, 07/01/36	286
68	ARM, 2.527%, 11/01/33	72
96	ARM, 2.547%, 01/01/34	100
11	ARM, 2.554%, 09/01/27	12
434	ARM, 2.569%, 12/01/37	459
472	ARM, 2.582%, 06/01/36 - 07/01/37	501
347	ARM, 2.634%, 10/01/34	367
190	ARM, 2.685%, 09/01/33	202
237	ARM, 2.709%, 12/01/36	250
177	ARM, 2.748%, 11/01/36	186
57	ARM, 2.753%, 01/01/38	61
200	ARM, 2.810%, 12/01/36	213
183	ARM, 2.839%, 10/01/36	195
3,403	ARM, 3.029%, 03/01/36	3,608
26	ARM, 3.748%, 03/01/29	28
	Federal National Mortgage Association, 15 Year, Single Family,
99	4.500%, 03/01/19	103
670	5.000%, 06/01/18 - 08/01/24	709
861	5.500%, 11/01/18 - 11/01/23	905
481	6.000%, 06/01/16 - 08/01/21	499
522	6.500%, 08/01/16 - 02/01/24	567

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
136		7.000%, 05/01/17 - 08/01/21	142
5		7.500%, 03/01/17 - 10/01/17	5
		Federal National Mortgage Association, 20 Year, Single Family,
7,313		3.500%, 12/01/30 - 08/01/32	7,730
3,636		4.000%, 01/01/35	3,931
272		6.000%, 09/01/29	310
736		6.500%, 05/01/22 - 12/01/27	844
21		7.500%, 09/01/21	22
		Federal National Mortgage Association, 30 Year, FHA/VA,
47		6.000%, 09/01/33	52
2,664		6.500%, 02/01/29 - 08/01/39	3,076
105		7.000%, 10/01/28 - 02/01/33	119
39		8.000%, 06/01/28	45
9		8.500%, 03/01/30 - 06/01/30	10
98		9.000%, 05/01/18 - 06/01/31	111
4		10.000%, 07/01/19	4
4		10.500%, 11/01/18	4
6		11.000%, 04/01/19	6
		Federal National Mortgage Association, 30 Year, Single Family,
6,650		3.000%, 07/01/43	6,855
16,287		3.500%, 03/01/43 - 06/01/43	17,101
8,117		4.000%, 08/01/33 - 06/01/42	8,813
824		4.500%, 05/01/29 - 09/01/34	898
935		5.000%, 06/01/33 - 09/01/35	1,051
2,874		5.500%, 11/01/32 - 05/01/40	3,303
3,086		6.000%, 12/01/28 - 11/01/38	3,566
2,609		6.500%, 11/01/29 - 09/01/38	3,068
6,869		7.000%, 04/01/20 - 02/01/39	8,184
2,189		7.500%, 08/01/36 - 04/01/39	2,789
553		8.000%, 03/01/27 - 10/01/36	668
79		8.500%, 12/01/27 - 02/01/30	88
—	(h)	9.000%, 04/01/26	—	(h)
5		9.500%, 07/01/28	6
3		10.000%, 02/01/24	3
		Federal National Mortgage Association, Other,
1,960		VAR, 0.810%, 03/01/25	1,964
1,962		VAR, 0.900%, 08/01/22	1,963
3,687		VAR, 1.230%, 03/01/22	3,674
112		VAR, 2.500%, 08/01/34	119
2,363		VAR, 6.070%, 11/01/18	2,466
2,000		1.690%, 12/01/19	2,011
1,903		1.750%, 06/01/20	1,917
2,830		2.000%, 12/01/20	2,887

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,000	2.010%, 06/01/20	20,333
4,093	2.150%, 01/01/23	4,141
1,654	2.240%, 12/01/22	1,682
8,056	2.340%, 12/01/22 - 01/01/23	8,236
12,054	2.370%, 11/01/22 - 12/01/22	12,328
1,891	2.380%, 11/01/22	1,935
710	2.395%, 01/01/22	733
6,000	2.400%, 12/01/22 - 02/01/23	6,132
5,658	2.410%, 11/01/22	5,792
3,294	2.420%, 12/01/22	3,373
5,873	2.460%, 02/01/23	6,031
2,904	2.470%, 09/01/22 - 11/01/22	2,982
5,500	2.500%, 04/01/23	5,708
4,914	2.510%, 10/01/22 - 06/01/23	5,061
13,655	2.520%, 10/01/22 - 05/01/23	14,014
11,387	2.530%, 10/01/22 - 12/01/22	11,735
2,500	2.590%, 11/01/21	2,600
5,090	2.600%, 06/01/22	5,266
2,600	2.630%, 09/01/21 - 11/01/21	2,710
1,918	2.640%, 04/01/23	1,986
10,320	2.650%, 08/01/22 - 03/01/23	10,694
2,000	2.660%, 12/01/22	2,132
8,593	2.670%, 07/01/22	8,918
5,739	2.690%, 07/01/22	5,964
5,000	2.700%, 04/01/25	5,117
6,498	2.750%, 03/01/22 - 07/01/22	6,793
7,000	2.760%, 06/01/22	7,307
11,624	2.790%, 06/01/22 - 06/01/27	12,121
1,730	2.810%, 05/01/27	1,753
9,250	2.830%, 07/01/22 - 05/01/27	9,548
7,975	2.860%, 05/01/22 - 08/01/22	8,361
1,300	2.870%, 09/01/27	1,324
1,510	2.890%, 01/01/25	1,557
9,622	2.900%, 05/01/22 - 12/01/24	10,090
3,000	2.920%, 05/01/30	3,189
3,742	2.940%, 05/01/22	3,938
6,500	2.950%, 12/01/24 - 11/01/25	6,726
2,045	2.960%, 06/01/30	2,077
3,000	2.970%, 06/01/30	3,025
4,954	2.980%, 03/01/22 - 06/01/22	5,235
4,843	2.990%, 02/01/22 - 01/01/25	5,077
8,949	3.000%, 05/01/22 - 08/01/43	9,285
6,194	3.020%, 05/01/22 - 06/01/25	6,524
16,133	3.030%, 12/01/21 - 04/01/30	16,891
2,000	3.040%, 12/01/24	2,087
4,841	3.080%, 05/01/22 - 06/01/27	5,075

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
7,395	3.090%, 01/01/22	7,851
4,358	3.100%, 05/01/22 - 09/01/25	4,591
4,000	3.110%, 12/01/24	4,196
11,563	3.120%, 01/01/22 - 06/01/35	12,141
8,858	3.130%, 01/01/22 - 06/01/30	9,220
11,253	3.140%, 02/01/22 - 12/01/26	11,938
5,246	3.200%, 02/01/22 - 06/01/30	5,551
2,505	3.230%, 11/01/20	2,663
2,153	3.235%, 10/01/26	2,262
4,904	3.240%, 01/01/22	5,249
1,924	3.270%, 11/01/20	2,052
10,034	3.280%, 10/01/20 - 11/01/30	10,545
6,923	3.290%, 10/01/20 - 08/01/26	7,320
1,005	3.300%, 07/01/30	1,045
2,487	3.320%, 08/01/30	2,684
3,925	3.350%, 11/01/20	4,189
3,674	3.360%, 10/01/20	3,934
5,077	3.370%, 11/01/20 - 09/01/30	5,413
871	3.377%, 10/01/20	932
1,500	3.380%, 12/01/23	1,615
4,183	3.390%, 12/01/29 - 09/01/30	4,377
7,923	3.430%, 09/01/20 - 11/01/21	8,477
2,332	3.460%, 04/01/27	2,512
2,494	3.480%, 12/01/20	2,677
6,464	3.490%, 09/01/23	7,003
22,484	3.500%, 02/01/33 - 06/01/43	23,692
2,500	3.540%, 10/01/20	2,689
4,160	3.543%, 12/01/20	4,491
2,000	3.550%, 02/01/30	2,118
1,557	3.570%, 11/01/34	1,634
3,731	3.590%, 12/01/20 - 08/01/23	4,061
2,763	3.600%, 09/01/20	2,968
2,452	3.610%, 11/01/34	2,576
12,607	3.620%, 09/01/20	13,551
1,970	3.630%, 10/01/29	2,103
6,100	3.670%, 07/01/23	6,663
7,043	3.740%, 07/01/20 - 07/01/23	7,661
5,000	3.765%, 12/01/25	5,463
26,718	3.770%, 01/01/21 - 09/01/21	29,199
6,200	3.830%, 12/01/21	6,823
1,822	3.840%, 09/01/20	1,962
2,324	3.860%, 07/01/21	2,547
2,997	3.870%, 01/01/21	3,271
5,000	3.890%, 09/01/21	5,490
3,461	3.930%, 07/01/20 - 01/01/21	3,782
4,000	3.940%, 07/01/21	4,405

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,087	3.950%, 07/01/20 - 07/01/21	22,080
2,851	3.960%, 08/01/20	3,098
5,632	3.970%, 06/01/21 - 07/01/21	6,203
2,219	3.990%, 07/01/21	2,445
23,094	4.000%, 11/01/33 - 07/01/42	24,776
3,000	4.020%, 06/01/21	3,315
1,600	4.040%, 10/01/20	1,754
3,226	4.050%, 08/01/21	3,563
8,000	4.060%, 07/01/21	8,843
7,573	4.066%, 07/01/20	8,292
2,223	4.070%, 10/01/21	2,463
10,703	4.080%, 11/01/26	12,079
1,845	4.120%, 04/01/20	2,017
8,240	4.160%, 03/01/21 - 07/01/21	9,120
4,340	4.240%, 06/01/21	4,824
2,000	4.250%, 04/01/21	2,227
22,507	4.281%, 01/01/20	24,297
763	4.283%, 01/01/21	844
3,967	4.290%, 06/01/20	4,361
1,446	4.295%, 06/01/21	1,603
1,443	4.300%, 04/01/21	1,604
7,460	4.310%, 06/01/21	8,311
2,350	4.320%, 06/01/21	2,620
2,645	4.330%, 02/01/21 - 07/01/21	2,946
9,000	4.340%, 06/01/21	10,096
5,746	4.350%, 04/01/20 - 02/01/21	6,334
1,551	4.380%, 04/01/21	1,728
2,700	4.381%, 04/01/20	2,976
6,624	4.399%, 02/01/20	7,290
5,800	4.400%, 02/01/20	6,379
5,870	4.480%, 02/01/21 - 06/01/21	6,596
140	4.500%, 08/01/33	151
3,304	4.552%, 08/01/26	3,824
4,699	4.640%, 01/01/21	5,264
2,812	4.762%, 08/01/26	3,329
3,728	4.970%, 02/01/31	4,442
1,243	5.000%, 04/01/22 - 01/01/36	1,392
1,360	5.500%, 03/01/17 - 04/01/38	1,489
1,484	6.000%, 02/01/36 - 11/01/39	1,681
273	6.500%, 10/01/35 - 06/01/36	313
1,410	7.000%, 12/01/36 - 10/01/46	1,598
2	10.312%, 06/15/21	2
2	11.000%, 08/20/20	2
12	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	12

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
		Government National Mortgage Association II, 30 Year, Single Family,
2,920		4.250%, 12/20/44	3,189
492		5.500%, 09/20/39	547
2,539		6.000%, 08/20/39	2,922
1,901		6.500%, 10/20/33 - 01/20/39	2,225
12		7.500%, 02/20/28 - 09/20/28	14
21		8.000%, 06/20/26 - 10/20/27	25
13		8.500%, 03/20/25 - 05/20/25	16
		Government National Mortgage Association II, Other,
2,920		4.433%, 05/20/63	3,165
2,024		4.462%, 05/20/63	2,192
3,055		4.479%, 04/20/63	3,313
133		6.000%, 11/20/38	144
		Government National Mortgage Association, 15 Year, Single Family,
69		6.000%, 06/15/18	70
5		7.000%, 10/15/16	5
5		7.500%, 11/15/17	5
35		Government National Mortgage Association, 20 Year, Single Family, 6.500%, 03/15/23	41
		Government National Mortgage Association, 30 Year, Single Family,
72		6.375%, 08/15/26	82
1,571		6.500%, 10/15/27 - 04/15/33	1,839
1,473		7.000%, 09/15/31 - 03/15/37	1,742
53		7.500%, 11/15/22 - 01/15/33	56
1		8.000%, 09/15/22	1
6		9.000%, 01/15/31	6
213		9.500%, 10/15/24	233
—	(h)	11.000%, 01/15/21	—	(h)
		Government National Mortgage Association, Other, 20 Year, Single Family,
298		6.500%, 08/15/22 - 11/15/23	342
37		7.000%, 08/15/23	40

		Total Mortgage Pass-Through Securities (Cost $971,882)	1,011,676

U.S. Treasury Obligations — 1.0%
		U.S. Treasury Bonds,
200		4.375%, 02/15/38	271
200		4.500%, 05/15/38	276
		U.S. Treasury Coupon STRIPS,
2,300		1.845%, 05/15/20 (n)	2,177
140		1.960%, 08/15/23 (n)	123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,350	2.265%, 02/15/24 (n)	2,049
6,000	2.332%, 05/15/21 (n)	5,568
1,500	2.338%, 05/15/22 (n)	1,361
500	2.579%, 05/15/23 (n)	443
1,000	2.582%, 11/15/22 (n)	897
2,360	2.652%, 02/15/23 (n)	2,105
750	3.027%, 02/15/33 (n)	500
500	3.288%, 08/15/30 (n)	359
800	3.313%, 02/15/30 (n)	583
800	3.376%, 08/15/31 (n)	559
650	5.808%, 11/15/30 (n)	464
500	6.023%, 02/15/29 (n)	375
200	6.208%, 08/15/28 (n)	152
	U.S. Treasury Notes,
700	1.750%, 10/31/20	716
4,300	1.750%, 05/15/23	4,364
2,500	2.000%, 10/31/21	2,583
1,000	2.125%, 12/31/21	1,040

	Total U.S. Treasury Obligations (Cost $25,420)	26,965

Loan Assignments — 0.2%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
3,495	Lila Mexican Holdings LLC, Tranche B Term Loan, VAR, 3.427%, 08/11/22	3,355

	Financials — 0.1%
	Real Estate Management & Development — 0.1%
707	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.426%, 06/12/17	704

	Total Loan Assignments (Cost $4,057)	4,059

SHARES
Short-Term Investment — 9.9%
	Investment Company — 9.9%
266,162	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $266,162)	266,162

	Total Investments — 99.9% (Cost $2,602,920)	2,683,201
	Other Assets in Excess of Liabilities — 0.1%	3,088

	NET ASSETS — 100.0%	$2,686,289

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	231

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 9.6%
4,844	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.236%, 12/27/22 (e)	4,810
2,027	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.616%, 04/25/36	2,015
	Ally Auto Receivables Trust,
1,095	Series 2012-4, Class A4, 0.800%, 10/16/17	1,094
713	Series 2014-SN1, Class A3, 0.750%, 02/21/17	713
3,006	Series 2016-1, Class A2A, 1.200%, 08/15/18	3,007
	American Credit Acceptance Receivables Trust,
2,446	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	2,438
2,150	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	2,147
5,364	Series 2015-3, Class A, 1.950%, 09/12/19 (e)	5,352
7,500	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	7,502
	American Express Credit Account Master Trust,
4,411	Series 2014-2, Class A, 1.260%, 01/15/20	4,422
3,502	Series 2014-3, Class A, 1.490%, 04/15/20	3,521
	AmeriCredit Automobile Receivables Trust,
814	Series 2013-5, Class A3, 0.900%, 09/10/18	813
424	Series 2014-1, Class A3, 0.900%, 02/08/19	423
4,507	Series 2014-2, Class A3, 0.940%, 02/08/19	4,499
8,289	Series 2015-1, Class A3, 1.260%, 11/08/19	8,258
6,827	Series 2015-2, Class A3, 1.270%, 01/08/20	6,788
3,405	Series 2015-4, Class A3, 1.700%, 07/08/20	3,407
1,917	Series 2016-1, Class A3, 1.810%, 10/08/20	1,923
47	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.561%, 08/25/32	42
171	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	171
8,610	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	8,591
9,235	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,257

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Bear Stearns Asset-Backed Securities Trust,
364	Series 2003-SD2, Class 2A, VAR, 3.002%, 06/25/43	340
356	Series 2006-SD1, Class A, VAR, 0.806%, 04/25/36	339
	BMW Vehicle Lease Trust,
4,453	Series 2014-1, Class A3, 0.730%, 02/21/17	4,451
7,447	Series 2016-1, Class A3, 1.340%, 01/22/19	7,435

1,545	BMW Vehicle Owner Trust, Series 2013-A, Class A4, 1.120%, 04/27/20	1,546
1,404	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,400
7,000	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,021
	Capital Auto Receivables Asset Trust,
3,994	Series 2013-3, Class A3, 1.310%, 12/20/17	3,995
4,888	Series 2013-4, Class A3, 1.090%, 03/20/18	4,885
52	Series 2014-1, Class A2, 0.960%, 04/20/17	52
10,340	Series 2014-1, Class A3, 1.320%, 06/20/18	10,341
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,030
2,068	Series 2014-3, Class A3, 1.480%, 11/20/18	2,072
5,128	Series 2015-4, Class A2, 1.620%, 03/20/19	5,132
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,442
	CarFinance Capital Auto Trust,
2,091	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	2,088
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,552
9,037	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	8,977
4,445	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	4,412
	CarMax Auto Owner Trust,
129	Series 2012-3, Class A3, 0.520%, 07/17/17	129
785	Series 2013-1, Class A3, 0.600%, 10/16/17	784
1,028	Series 2013-4, Class A3, 0.800%, 07/16/18	1,026
1,080	Series 2014-3, Class A3, 1.160%, 06/17/19	1,080
2,925	Series 2014-4, Class A3, 1.250%, 11/15/19	2,923
7,075	Series 2015-1, Class A3, 1.380%, 11/15/19	7,086
2,509	Series 2015-2, Class A3, 1.370%, 03/16/20	2,508
13,250	Series 2015-4, Class A3, 1.560%, 11/16/20	13,296
2,293	Series 2016-1, Class A3, 1.610%, 11/16/20	2,301
6,019	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	6,001
2,744	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	2,779

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
4,750	Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.910%, 03/16/20 (e)	4,768
1,387	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,382
4,504	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	4,492
4,750	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	4,794
	CNH Equipment Trust,
1,746	Series 2013-C, Class A3, 1.020%, 08/15/18	1,745
2,584	Series 2014-A, Class A3, 0.840%, 05/15/19	2,578
5,330	Series 2014-A, Class A4, 1.500%, 05/15/20	5,335
2,189	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	2,189
	CPS Auto Receivables Trust,
544	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	545
2,585	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,587
645	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	638
477	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	477
1,053	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	1,051
911	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	907
2,299	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	2,285
5,801	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	5,763
4,045	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	4,014
4,120	Series 2015-C, Class A, 1.770%, 06/17/19 (e)	4,111
13,382	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	13,381
	CPS Auto Trust,
1,013	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,010
1,465	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,457
	Credit Acceptance Auto Loan Trust,
5,790	Series 2013-2A, Class A, 1.500%, 04/15/21 (e)	5,785
11,969	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	11,947

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,204
6,890	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	6,880
86	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	93
27	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.746%, 11/25/35 (e)	27
738	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.336%, 10/25/34	694
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,627
	Drive Auto Receivables Trust,
269	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	269
2,400	Series 2015-AA, Class A3, 1.430%, 07/16/18 (e)	2,399
15,000	Series 2015-DA, Class B, 2.590%, 12/16/19 (e)	14,952
	DT Auto Owner Trust,
5,333	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	5,326
3,387	Series 2015-3A, Class A, 1.660%, 03/15/19 (e)	3,379
16,754	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	16,755
	Exeter Automobile Receivables Trust,
407	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	406
1,874	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	1,868
15,579	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	15,545
6,813	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	6,784
24,850	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	24,806
8,285	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	8,280
8	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	8
	Fifth Third Auto Trust,
1,461	Series 2013-1, Class A3, 0.880%, 10/16/17	1,460
4,978	Series 2015-1, Class A3, 1.420%, 03/16/20	4,991
	First Investors Auto Owner Trust,
2,009	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	2,005

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	233

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
7,149	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	7,130
4,983	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	4,970
15,965	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	15,958
5,895	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,843
	Flagship Credit Auto Trust,
174	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	174
1,785	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,784
1,410	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,403
5,352	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	5,328
7,422	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	7,328
8,777	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	8,755
	Ford Credit Auto Lease Trust,
16,044	Series 2014-B, Class A3, 0.890%, 09/15/17	16,039
14,125	Series 2015-A, Class A3, 1.130%, 06/15/18	14,112
	Ford Credit Auto Owner Trust,
108	Series 2013-A, Class A3, 0.550%, 07/15/17	108
2,134	Series 2013-C, Class A3, 0.820%, 12/15/17	2,134
3,130	Series 2014-B, Class A3, 0.900%, 10/15/18	3,127
1,669	Series 2015-A, Class A3, 1.280%, 09/15/19	1,673
6,799	Series 2015-B, Class A3, 1.160%, 11/15/19	6,795
2,511	Series 2015-C, Class A3, 1.410%, 02/15/20	2,520
7,864	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	7,830
1,747	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	1,744
6,495	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	6,457
	GM Financial Automobile Leasing Trust,
5,280	Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	5,279
4,337	Series 2015-1, Class A3, 1.530%, 09/20/18	4,346
1,980	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,977
	GO Financial Auto Securitization Trust,
3,923	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	3,919

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,269	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	8,217
14,689	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1, 2.302%, 10/15/46 (e)	14,666
	Honda Auto Receivables Owner Trust,
1,515	Series 2013-4, Class A3, 0.690%, 09/18/17	1,514
2,213	Series 2014-2, Class A3, 0.770%, 03/19/18	2,209
7,829	Series 2015-1, Class A3, 1.050%, 10/15/18	7,826
5,278	Series 2016-1, Class A3, 1.220%, 12/18/19	5,268
2,507	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.632%, 11/20/36	2,499
	Hyundai Auto Receivables Trust,
885	Series 2012-B, Class A4, 0.810%, 03/15/18	884
1	Series 2013-A, Class A3, 0.560%, 07/17/17	1
547	Series 2014-A, Class A3, 0.790%, 07/16/18	546
2,779	Series 2014-B, Class A3, 0.900%, 12/17/18	2,776
1,559	Series 2015-B, Class A3, 1.120%, 11/15/19	1,557
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,423
1,494	Series 2015-C, Class A3, 1.460%, 02/18/20	1,499
	John Deere Owner Trust,
2,326	Series 2014-B, Class A3, 1.070%, 11/15/18	2,324
1,919	Series 2015-B, Class A3, 1.440%, 10/15/19	1,920
22,569	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	22,075
	Mercedes-Benz Auto Lease Trust,
1,155	Series 2014-A, Class A3, 0.680%, 12/15/16	1,154
7,836	Series 2015-B, Class A3, 1.340%, 07/16/18	7,842
	Mercedes-Benz Auto Receivables Trust,
1,049	Series 2013-1, Class A3, 0.780%, 08/15/17	1,049
5,105	Series 2015-1, Class A4, 1.750%, 12/15/21	5,150
688	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	733
419	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.686%, 03/25/33	385
378	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.536%, 12/25/31	367
	Nationstar HECM Loan Trust,
2,636	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	2,632
2,643	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	2,642
258	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	258
5,093	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.779%, 12/07/20	5,079

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
	Nissan Auto Lease Trust,
1,066	Series 2014-A, Class A3, 0.800%, 02/15/17	1,066
6,387	Series 2015-B, Class A3, 1.540%, 04/16/18	6,405
	Nissan Auto Receivables Owner Trust,
683	Series 2012-A, Class A4, 1.000%, 07/16/18	683
4,538	Series 2016-A, Class A3, 1.340%, 10/15/20	4,539
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
7,820	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	7,792
11,490	Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	11,457
	Oak Hill Advisors Residential Loan Trust,
5,732	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	5,685
4,753	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	4,738
4,866	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	4,837
	Ocwen Master Advance Receivables Trust,
4,921	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	4,921
5,501	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	5,507
5,204	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,203
	OneMain Financial Issuance Trust,
5,262	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,253
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,332
8,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	8,679
14,251	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	13,925
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	19,336
1,338	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	1,333
8,510	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	8,401
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	11,172

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,667	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,421
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	7,960
12	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	12
3,063	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	3,064
	Santander Drive Auto Receivables Trust,
3,710	Series 2014-4, Class A3, 1.080%, 09/17/18	3,707
5,877	Series 2016-1, Class A2A, 1.410%, 07/15/19	5,874
4,021	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	4,016
139	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	139
14,075	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	14,015
	Springleaf Funding Trust,
16,415	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,388
15,120	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	14,899
4,993	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	4,966
4,800	Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 04/15/21	4,812
5,462	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.381%, 10/15/21 (e)	5,380
	Truman Capital Mortgage Loan Trust,
1,837	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,827
696	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	694
9,913	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	9,835
9,945	United Auto Credit Securitization Trust, Series 2016-1, Class A, 2.000%, 10/15/17 (e)	9,935
13,738	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	13,506
6,899	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,854

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	235

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
1,334		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,318
6,835		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	6,825
6,571		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	6,515
12,816		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	12,697
11,959		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	11,767
11,646		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	11,470
6,918		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	6,816
5,784		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	5,703
13,271		VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 3.250%, 02/25/55 (e)	13,020
6,233		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	6,202
6,946		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	6,868
9,333		Westlake Automobile Receivables Trust, Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	9,332
2,826		World Omni Auto Receivables Trust, Series 2012-A, Class A4, 0.850%, 08/15/18	2,825

		Total Asset-Backed Securities (Cost $1,049,756)	1,046,769

Collateralized Mortgage Obligations — 4.9%
		Agency CMO — 4.3%
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
516		Series 31, Class Z, 8.000%, 04/25/24	593
92		Series 56, Class Z, 7.500%, 09/20/26	106
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 2, Class Z, 9.300%, 03/15/19	1
1		Series 12, Class A, 9.250%, 11/15/19	1
3		Series 16, Class D, 10.000%, 10/15/19	3
7		Series 17, Class I, 9.900%, 10/15/19	8
13		Series 23, Class F, 9.600%, 04/15/20	14
6		Series 26, Class F, 9.500%, 02/15/20	6
1		Series 81, Class A, 8.125%, 11/15/20	1
7		Series 85, Class C, 8.600%, 01/15/21	8
5		Series 99, Class Z, 9.500%, 01/15/21	5
1		Series 159, Class H, 4.500%, 09/15/21	1
2		Series 189, Class D, 6.500%, 10/15/21	3
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1	Series 1053, Class G, 7.000%, 03/15/21	1
4	Series 1056, Class KZ, 6.500%, 03/15/21	4
2	Series 1074, Class H, 8.500%, 05/15/21	2
6	Series 1082, Class C, 9.000%, 05/15/21	7
3	Series 1087, Class I, 8.500%, 06/15/21	3
11	Series 1125, Class Z, 8.250%, 08/15/21	13
10	Series 1142, Class IA, 7.000%, 10/15/21	11
1	Series 1169, Class G, 7.000%, 11/15/21	1
17	Series 1343, Class LA, 8.000%, 08/15/22	19
3	Series 1424, Class F, VAR, 1.205%, 11/15/22	3
84	Series 1480, Class LZ, 7.500%, 03/15/23	93
209	Series 1560, Class Z, 7.000%, 08/15/23	229
68	Series 1754, Class Z, 8.500%, 09/15/24	78
161	Series 1779, Class Z, 8.500%, 04/15/25	186
2	Series 1807, Class G, 9.000%, 10/15/20	2
306	Series 1888, Class Z, 7.000%, 08/15/26	340
33	Series 2358, Class PD, 6.000%, 09/15/16	33
27	Series 2363, Class PF, 6.000%, 09/15/16	27
13	Series 2390, Class CH, 5.500%, 12/15/16	14
400	Series 2418, Class MF, 6.000%, 02/15/22	440
20	Series 2425, Class JH, 6.000%, 03/15/17	21
101	Series 2453, Class BD, 6.000%, 05/15/17	104
57	Series 2458, Class OE, 6.000%, 06/15/17	58
43	Series 2496, Class BK, 5.500%, 09/15/17	44
42	Series 2503, Class TG, 5.500%, 09/15/17	43
51	Series 2508, Class AQ, 5.500%, 10/15/17	52
187	Series 2513, Class DB, 5.000%, 10/15/17	191
592	Series 2542, Class ES, 5.000%, 12/15/17	605
592	Series 2546, Class C, 5.000%, 12/15/17	605
1,505	Series 2638, Class JG, 5.000%, 02/15/33	1,586
4,331	Series 2682, Class JG, 4.500%, 10/15/23	4,636
1,800	Series 2707, Class PE, 5.000%, 11/15/18	1,857
8,254	Series 2750, Class DE, 4.500%, 02/15/19	8,548
1,001	Series 2761, Class CB, 4.000%, 03/15/19	1,034
96	Series 2773, Class OB, 5.000%, 02/15/19	96
4,767	Series 2843, Class BC, 5.000%, 08/15/19	4,946
1,712	Series 2864, Class NB, 5.500%, 07/15/33	1,789
1,153	Series 2976, Class HZ, 4.500%, 05/15/35	1,234
3,028	Series 2988, Class TY, 5.500%, 06/15/25	3,348
4,722	Series 2989, Class MU, IF, IO, 6.573%, 07/15/34	1,071
6,198	Series 2989, Class TG, 5.000%, 06/15/25	6,778
510	Series 2995, Class FT, VAR, 0.677%, 05/15/29	510

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
988	Series 3002, Class BN, 5.000%, 07/15/35	1,094
3,460	Series 3005, Class ED, 5.000%, 07/15/25	3,757
83	Series 3005, Class PV, IF, 12.058%, 10/15/33	100
1,435	Series 3305, Class IW, IF, IO, 6.023%, 04/15/37	226
22,664	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,247
2,206	Series 3429, Class S, IF, IO, 6.393%, 03/15/38	383
2,188	Series 3546, Class A, VAR, 2.042%, 02/15/39	2,246
484	Series 3564, Class JA, 4.000%, 01/15/18	495
2,562	Series 3572, Class JS, IF, IO, 6.373%, 09/15/39	390
7,479	Series 3609, Class SA, IF, IO, 5.913%, 12/15/39	1,798
14,418	Series 3747, Class HI, IO, 4.500%, 07/15/37	688
3,599	Series 3784, Class S, IF, IO, 6.173%, 07/15/23	395
8,636	Series 3855, Class AM, 6.500%, 11/15/36	9,633
6,816	Series 3977, Class AB, 3.000%, 09/15/29	7,016
5,417	Series 4088, Class LE, 4.000%, 10/15/40	5,670
16,566	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,461
25,141	Series 4229, Class MA, 3.500%, 05/15/41	26,860
15,483	Series 4305, Class A, 3.500%, 06/15/48	16,221
13,060	Series 4305, Class KA, 3.000%, 03/15/38	13,417
26,402	Series 4374, Class NC, SUB, 1.750%, 02/15/46	27,563
	Federal National Mortgage Association — ACES,
4,443	Series 2011-M2, Class A1, 2.019%, 04/25/21	4,474
566	Series 2014-M5, Class FA, VAR, 0.777%, 01/25/17	565
	Federal National Mortgage Association REMIC,
3	Series 1988-7, Class Z, 9.250%, 04/25/18	3
2	Series 1988-13, Class C, 9.300%, 05/25/18	2
2	Series 1988-15, Class A, 9.000%, 06/25/18	2
2	Series 1988-16, Class B, 9.500%, 06/25/18	2
3	Series 1989-2, Class D, 8.800%, 01/25/19	3
8	Series 1989-27, Class Y, 6.900%, 06/25/19	8
2	Series 1989-54, Class E, 8.400%, 08/25/19	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
2		Series 1989-66, Class J, 7.000%, 09/25/19	2
2		Series 1989-70, Class G, 8.000%, 10/25/19	2
21		Series 1989-72, Class E, 9.350%, 10/25/19	22
4		Series 1989-89, Class H, 9.000%, 11/25/19	4
1		Series 1989-96, Class H, 9.000%, 12/25/19	2
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
3		Series 1990-12, Class G, 4.500%, 02/25/20	3
12		Series 1990-19, Class G, 9.750%, 02/25/20	12
9		Series 1990-58, Class J, 7.000%, 05/25/20	10
11		Series 1990-61, Class H, 7.000%, 06/25/20	12
6		Series 1990-106, Class J, 8.500%, 09/25/20	6
3		Series 1990-109, Class J, 7.000%, 09/25/20	3
5		Series 1990-111, Class Z, 8.750%, 09/25/20	6
3		Series 1990-117, Class E, 8.950%, 10/25/20	3
3		Series 1990-123, Class G, 7.000%, 10/25/20	4
4		Series 1990-132, Class Z, 7.000%, 11/25/20	4
79		Series 1990-137, Class X, 9.000%, 12/25/20	87
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
4		Series 1991-130, Class C, 9.000%, 09/25/21	4
—	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
762		Series 1992-131, Class KB, 8.000%, 08/25/22	855
645		Series 1992-185, Class L, 8.000%, 10/25/22	730
2		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	3
18		Series 1993-235, Class G, PO, 09/25/23	18
1,315		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,408
1,738		Series 1994-43, Class PK, 6.350%, 02/25/24	1,844

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 1995-W3, Class A, 9.000%, 04/25/25	1
1,209		Series 1999-6, Class PB, 6.000%, 03/25/19	1,292
7,775		Series 2001-81, Class HE, 6.500%, 01/25/32	9,021
76		Series 2002-2, Class MG, 6.000%, 02/25/17	77
18		Series 2002-3, Class OG, 6.000%, 02/25/17	18
44		Series 2002-28, Class LD, 6.000%, 05/25/17	45
43		Series 2002-58, Class HC, 5.500%, 09/25/17	43
102		Series 2002-59, Class UC, 5.500%, 09/25/17	104
45		Series 2002-63, Class KC, 5.000%, 10/25/17	46
6,878		Series 2002-64, Class PG, 5.500%, 10/25/32	7,784
249		Series 2003-16, Class LJ, 5.000%, 03/25/18	256
2,379		Series 2003-24, Class PD, 5.000%, 04/25/18	2,445
629		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	69
893		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	97
646		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	28
247		Series 2003-89, Class DC, 5.000%, 12/25/32	248
540		Series 2003-92, Class HP, 4.500%, 09/25/18	558
555		Series 2003-129, Class ME, 5.000%, 08/25/23	571
281		Series 2004-53, Class P, 5.500%, 07/25/33	282
1,586		Series 2004-60, Class PA, 5.500%, 04/25/34	1,664
529		Series 2004-72, Class F, VAR, 0.936%, 09/25/34	536
83		Series 2004-101, Class AR, 5.500%, 01/25/35	93
3,893		Series 2005-19, Class PA, 5.500%, 07/25/34	4,169
1,512		Series 2005-38, Class FK, VAR, 0.736%, 05/25/35	1,522

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
113	Series 2005-84, Class MB, 5.750%, 10/25/35	126
4,792	Series 2006-4, Class PB, 6.000%, 09/25/35	5,300
355	Series 2006-58, Class ST, IF, IO, 6.714%, 07/25/36	68
166	Series 2007-16, Class FC, VAR, 1.186%, 03/25/37	177
295	Series 2007-22, Class SC, IF, IO, 5.654%, 03/25/37	51
4,591	Series 2007-33, Class MS, IF, IO, 6.154%, 04/25/37	708
729	Series 2007-54, Class FA, VAR, 0.836%, 06/25/37	733
3,302	Series 2007-85, Class SH, IF, IO, 6.064%, 09/25/37	507
924	Series 2007-106, Class A7, VAR, 6.119%, 10/25/37	1,032
577	Series 2008-18, Class SE, IF, IO, 5.834%, 03/25/38	92
337	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	36
1,463	Series 2008-93, Class AM, 5.500%, 06/25/37	1,556
2,462	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	76
3,531	Series 2009-15, Class AC, 5.500%, 03/25/29	3,966
3,477	Series 2009-29, Class LA, VAR, 1.617%, 05/25/39	3,323
1,962	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,198
6,046	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	242
11,369	Series 2009-112, Class SW, IF, IO, 5.814%, 01/25/40	1,893
1,422	Series 2010-58, Class MA, 5.500%, 12/25/38	1,499
2,710	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	142
5,384	Series 2010-64, Class DM, 5.000%, 06/25/40	5,969
255	Series 2010-64, Class EH, 5.000%, 10/25/35	256
5,144	Series 2010-111, Class AE, 5.500%, 04/25/38	5,357
15,310	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	991
2,019	Series 2011-36, Class PA, 4.000%, 02/25/39	2,071

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Agency CMO — continued
7,551		Series 2011-42, Class DE, 3.250%, 11/25/28	7,669
34,699		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	3,712
7,230		Series 2013-1, Class BA, 3.000%, 02/25/40	7,529
12,455		Series 2013-9, Class CB, 5.500%, 04/25/42	14,061
4,264		Series 2013-55, Class BA, 3.000%, 06/25/37	4,417
19,656		Series 2013-83, Class CA, 3.500%, 10/25/37	20,627
12,578		Series 2013-90, Class DK, 3.500%, 12/25/31	13,294
14,713		Series 2013-92, Class A, 3.500%, 12/25/38	15,398
4,252		Series 2013-96, Class CA, 4.000%, 04/25/41	4,537
12,530		Series 2013-96, Class YA, 3.500%, 09/25/38	13,240
19,827		Series 2014-23, Class PA, 3.500%, 08/25/36	20,730
4		Series G-11, Class Z, 8.500%, 05/25/21	5
—	(h)	Series G-22, Class ZT, 8.000%, 12/25/16	—	(h)
207		Series G92-19, Class M, 8.500%, 04/25/22	233
11		Series G92-35, Class E, 7.500%, 07/25/22	13
357		Series G92-35, Class EA, 8.000%, 07/25/22	388
5		Series G92-40, Class ZC, 7.000%, 07/25/22	5
11		Series G92-44, Class ZQ, 8.000%, 07/25/22	11
10		Series G92-54, Class ZQ, 7.500%, 09/25/22	11
1,877		Series G92-64, Class J, 8.000%, 11/25/22	2,124
815		Series G92-66, Class K, 8.000%, 12/25/22	906
687		Series G94-6, Class PJ, 8.000%, 05/17/24	785
		Federal National Mortgage Association STRIPS,
1		Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
1,182		Series 334, Class 9, IO, 6.000%, 03/25/33	265
498		Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	96
540		Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	104
220		Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	8
1,500		Series 343, Class 21, IO, 4.000%, 09/25/18	54

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
521	Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	21
392	Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	21
413	Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	79
376	Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	65
528	Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	83
303	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	64
777	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	156
1,406	Series 394, Class C3, IO, 6.500%, 09/25/38	263
5,250	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.696%, 11/25/46	5,261
	Government National Mortgage Association,
704	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	100
6,316	Series 2006-23, Class S, IF, IO, 6.068%, 01/20/36	511
14,737	Series 2006-26, Class S, IF, IO, 6.068%, 06/20/36	2,950
9,199	Series 2007-16, Class KU, IF, IO, 6.218%, 04/20/37	1,672
2,812	Series 2008-75, Class SP, IF, IO, 7.038%, 08/20/38	579
3,772	Series 2009-14, Class KS, IF, IO, 5.868%, 03/20/39	615
1,091	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	240
9,099	Series 2009-14, Class SA, IF, IO, 5.648%, 03/20/39	1,418
3,942	Series 2009-61, Class PD, 5.000%, 03/16/38	4,036
9,926	Series 2009-106, Class XL, IF, IO, 6.318%, 06/20/37	1,321
561	Series 2010-14, Class QP, 6.000%, 12/20/39	583
5,595	Series 2011-48, Class QA, 5.000%, 08/16/39	5,981
8,311	Series 2012-84, Class AB, 5.000%, 07/16/33	8,657
11,668	Series 2012-96, Class WP, 6.500%, 08/16/42	13,619

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,230	Series 2013-88, Class WA, VAR, 5.002%, 06/20/30	3,508
24,689	Series 2013-H05, Class FB, VAR, 0.830%, 02/20/62	24,628
	NCUA Guaranteed Notes Trust,
11,595	Series 2010-R3, Class 1A, VAR, 0.999%, 12/08/20	11,612
3,984	Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,035
4	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	4

		463,823

	Non-Agency CMO — 0.6%
16,459	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	16,575
63	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	64
	Banc of America Mortgage Trust,
454	Series 2004-4, Class 4A1, 4.750%, 05/25/19	463
800	Series 2004-5, Class 4A1, 4.750%, 06/25/19	799
1,636	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,662
	BCAP LLC Trust,
1,019	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	1,025
767	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	771
5,539	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,502
156	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.543%, 10/25/33	153
	CHL Mortgage Pass-Through Trust,
342	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	346
156	Series 2004-8, Class 2A1, 4.500%, 06/25/19	159
311	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	319
	Citigroup Mortgage Loan Trust,
2,833	Series 2008-AR4, Class 1A1A, VAR, 2.948%, 11/25/38 (e)	2,804
2,557	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	2,583
	Citigroup Mortgage Loan Trust, Inc.,
144	Series 2003-UP3, Class A1, 7.000%, 09/25/33	143

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
1,392		Series 2004-UST1, Class A6, VAR, 2.349%, 08/25/34	1,327
		Credit Suisse First Boston Mortgage Securities Corp.,
136		Series 2003-17, Class 2A6, 3.500%, 07/25/18	136
426		Series 2003-23, Class 8A1, 5.000%, 09/25/18	430
679		Series 2004-8, Class 6A1, 4.500%, 12/25/19	685
693		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.367%, 12/25/14	578
114		FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	114
689		First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	688
2,386		GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.145%, 10/19/33	2,343
5,157		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	5,054
1,173		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 1.156%, 02/25/35	1,154
		JP Morgan Mortgage Trust,
2,239		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	2,236
3,276		Series 2006-A2, Class 4A1, VAR, 2.716%, 08/25/34	3,280
1		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	1
		MASTR Alternative Loan Trust,
70		Series 2004-8, Class 6A1, 5.500%, 09/25/19	71
1,090		Series 2004-8, Class 7A1, 5.000%, 09/25/19	1,106
		MASTR Asset Securitization Trust,
116		Series 2002-7, Class 1A1, 5.500%, 11/25/17	117
290		Series 2003-2, Class 1A1, 5.000%, 03/25/18	291
213		Series 2003-11, Class 10A1, 5.000%, 12/25/18	212
601		Series 2004-6, Class 6A1, 4.500%, 07/25/19	600
—	(h)	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
58	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	59
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
158	Series 2005-AR1, Class 1A1, VAR, 2.607%, 02/25/35	157
28	Series 2005-AR2, Class 3A1, VAR, 0.686%, 05/25/35	27
1,929	Series 2005-AR6, Class 4A1, VAR, 0.696%, 12/25/35	808
965	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	961
3	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	3
	Springleaf Mortgage Loan Trust,
1,231	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,227
2,581	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	2,581
1,138	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, 4.500%, 10/25/18	1,141
884	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	875
	Wells Fargo Mortgage-Backed Securities Trust,
1,008	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	1,005
16	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	16
2,586	Series 2003-M, Class A1, VAR, 2.786%, 12/25/33	2,581
888	Series 2004-EE, Class 2A2, VAR, 2.742%, 12/25/34	902
1,321	Series 2004-EE, Class 3A2, VAR, 2.717%, 12/25/34	1,323
1,138	Series 2004-O, Class A1, VAR, 2.743%, 08/25/34	1,126

		68,583

	Total Collateralized Mortgage Obligations (Cost $524,161)	532,406

Commercial Mortgage-Backed Securities — 2.4%
	A10 Securitization LLC,
384	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	385
16,266	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	16,187

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	A10 Term Asset Financing LLC,
5,373	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	5,252
2,574	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,540
	Banc of America Commercial Mortgage Trust,
12,885	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	12,897
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	10,683
10,842	Series 2006-5, Class A4, 5.414%, 09/10/47	10,924
17,328	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	17,522
9,427	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	9,542
	COMM Mortgage Trust,
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,248
12,345	Series 2014-TWC, Class A, VAR, 1.274%, 02/13/32 (e)	11,973
4,919	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.877%, 07/10/38	4,931
3,064	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	3,059
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	14,963
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,840	Series 2005-LDP5, Class B, VAR, 5.548%, 12/15/44	4,831
6,018	Series 2006-CB17, Class A4, 5.429%, 12/12/43	6,095
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	6,923
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,973
365	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	364
	LB-UBS Commercial Mortgage Trust,
2,650	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	2,651
11,445	Series 2007-C2, Class A3, 5.430%, 02/15/40	11,673
3,678	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,874
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.757%, 05/12/39	4,904

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — continued
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	19,281
14,347	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	15,250
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,129
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,057
	Morgan Stanley Re-REMIC Trust,
8,315	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	8,236
4,582	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	4,570
581	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	581
1,974	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.286%, 08/25/29 (e)	1,974
285	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	284
10,778	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.879%, 07/14/34 (e)	10,648
10,971	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.518%, 08/15/39	11,009
911	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.170%, 01/15/41	910
1,311	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,311

	Total Commercial Mortgage-Backed Securities (Cost $279,624)	262,634

Corporate Bonds — 20.5%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,010	1.400%, 11/02/17	1,005
4,050	2.600%, 12/01/16	4,090
1,015	5.000%, 03/30/20	1,096

		6,191

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,210	1.375%, 08/01/17 (e)	2,196
2,050	1.650%, 03/02/18 (e)	2,030
4,597	1.875%, 01/11/18 (e)	4,586
2,175	2.000%, 08/03/18 (e)	2,162
1,750	2.250%, 09/03/19 (e)	1,741

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
5,000	2.250%, 03/02/20 (e)	4,926
4,250	2.400%, 04/10/17 (e)	4,282
2,335	Hyundai Capital America, 2.400%, 10/30/18 (e)	2,335
2,050	Volkswagen Group of America Finance LLC, 1.250%, 05/23/17 (e)	2,014

		26,272

	Hotels, Restaurants & Leisure — 0.0% (g)
830	McDonald’s Corp., 3.500%, 07/15/20	875

	Internet & Catalog Retail — 0.0% (g)
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,138

	Media — 0.6%
	21st Century Fox America, Inc.,
3,080	7.250%, 05/18/18	3,431
315	8.000%, 10/17/16	327
	CBS Corp.,
3,500	2.300%, 08/15/19	3,516
1,865	5.750%, 04/15/20	2,080
	Comcast Corp.,
675	4.950%, 06/15/16	683
1,950	5.875%, 02/15/18	2,114
416	6.500%, 01/15/17	436
	Cox Communications, Inc.,
1,190	5.875%, 12/01/16 (e)	1,223
690	6.250%, 06/01/18 (e)	739
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
8,095	1.750%, 01/15/18	8,072
4,030	2.400%, 03/15/17	4,070
5,157	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,546
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	10,644
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	558
	Thomson Reuters Corp., (Canada),
6,010	0.875%, 05/23/16	6,004
1,550	1.300%, 02/23/17	1,545
885	1.650%, 09/29/17	881
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,035
2,540	Time Warner, Inc., 4.875%, 03/15/20	2,739
	Viacom, Inc.,
1,133	2.200%, 04/01/19	1,112
4,700	2.500%, 12/15/16	4,720
653	2.500%, 09/01/18	649
666	6.250%, 04/30/16	671

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Media — continued
	Walt Disney Co. (The),
1,696	0.875%, 05/30/17	1,695
304	1.100%, 12/01/17	304

		67,794

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
1,576	3.450%, 01/15/21	1,579
6,930	7.450%, 07/15/17	7,437
645	Target Corp., 2.300%, 06/26/19	662

		9,678

	Specialty Retail — 0.1%
2,155	Home Depot, Inc. (The), 2.000%, 06/15/19	2,197
	Lowe’s Cos., Inc.,
1,453	1.625%, 04/15/17	1,466
1,415	6.100%, 09/15/17	1,521

		5,184

	Textiles, Apparel & Luxury Goods — 0.0% (g)
955	VF Corp., 5.950%, 11/01/17	1,022

	Total Consumer Discretionary	122,154

	Consumer Staples — 0.9%
	Beverages — 0.3%
4,816	Anheuser-Busch Cos. LLC, 5.000%, 03/01/19	5,243
6,085	Anheuser-Busch InBev Finance, Inc., 1.250%, 01/17/18	6,069
	Anheuser-Busch InBev Worldwide, Inc.,
4,750	5.375%, 01/15/20	5,287
1,550	7.750%, 01/15/19	1,801
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,410
	Diageo Capital plc, (United Kingdom),
461	1.500%, 05/11/17	462
400	5.750%, 10/23/17	427
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,740
927	PepsiCo, Inc., 1.500%, 02/22/19	929
	SABMiller Holdings, Inc.,
2,300	2.200%, 08/01/18 (e)	2,313
2,330	2.450%, 01/15/17 (e)	2,348
615	SABMiller plc, (United Kingdom), 6.500%, 07/15/18 (e)	676

		32,705

	Food & Staples Retailing — 0.3%
3,675	Costco Wholesale Corp., 1.750%, 02/15/20	3,701

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
	CVS Health Corp.,
3,425	2.250%, 12/05/18	3,460
4,207	2.250%, 08/12/19	4,244
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,857
4,765	2.300%, 01/15/19	4,848
800	6.400%, 08/15/17	856
	Sysco Corp.,
1,383	2.600%, 10/01/20	1,382
2,350	5.250%, 02/12/18	2,483
124	Walgreen Co., 5.250%, 01/15/19	134
5,282	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	5,311

		29,276

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,189
774	3.500%, 11/24/20	779
2,495	4.100%, 03/15/16	2,498
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,364
275	6.000%, 11/27/17 (e)	294
	Kellogg Co.,
729	1.750%, 05/17/17	730
1,200	3.250%, 05/21/18	1,239
5,324	4.450%, 05/30/16	5,369
	Kraft Foods Group, Inc.,
1,793	2.250%, 06/05/17	1,808
1,340	6.125%, 08/23/18	1,467
	Mead Johnson Nutrition Co.,
847	3.000%, 11/15/20	856
2,515	4.900%, 11/01/19	2,729
7,265	Mondelez International, Inc., 2.250%, 02/01/19	7,293
	Tyson Foods, Inc.,
1,714	2.650%, 08/15/19	1,737
2,130	6.600%, 04/01/16	2,139

		33,491

	Total Consumer Staples	95,472

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Energy — 2.2%
	Energy Equipment & Services — 0.3%
	Halliburton Co.,
8,168	1.000%, 08/01/16	8,160
1,954	2.000%, 08/01/18	1,931
6,445	Nabors Industries, Inc., 6.150%, 02/15/18	6,095
3,667	National Oilwell Varco, Inc., 1.350%, 12/01/17	3,555
	Noble Holding International Ltd., (Cayman Islands),
8,008	2.500%, 03/15/17	7,660
389	4.000%, 03/16/18	311
2,700	Pride International, Inc., 8.500%, 06/15/19	1,910
2,655	Schlumberger Holdings Corp., 2.350%, 12/21/18 (e)	2,624
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,869
	Transocean, Inc., (Cayman Islands),
4,980	3.000%, 10/15/17	4,482
1,300	6.000%, 03/15/18	1,046
370	7.375%, 04/15/18	287

		39,930

	Oil, Gas & Consumable Fuels — 1.9%
	Anadarko Petroleum Corp.,
3,460	6.375%, 09/15/17	3,512
1,195	6.950%, 06/15/19	1,201
1,600	8.700%, 03/15/19	1,631
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,804
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,030
2,160	5.500%, 02/01/17	2,134
	BP Capital Markets plc, (United Kingdom),
8,002	1.375%, 11/06/17	7,921
2,935	1.846%, 05/05/17	2,936
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,017
3,420	6.050%, 01/15/18	3,507
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	702
3,510	5.700%, 05/15/17	3,514
1,620	5.900%, 02/01/18	1,581
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	4,180
	Chevron Corp.,
1,855	1.365%, 03/02/18	1,843
800	1.718%, 06/24/18	799

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,376	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,353
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,249
	ConocoPhillips,
1,400	5.750%, 02/01/19	1,456
1,065	6.650%, 07/15/18	1,126
	ConocoPhillips Co.,
800	1.050%, 12/15/17	772
1,067	2.200%, 05/15/20	987
	Devon Energy Corp.,
4,004	2.250%, 12/15/18	3,496
3,121	6.300%, 01/15/19	2,959
4,830	Energy Transfer Partners LP, 6.700%, 07/01/18	4,820
7,375	EnLink Midstream Partners LP, 2.700%, 04/01/19	5,756
	Enterprise Products Operating LLC,
2,135	5.250%, 01/31/20	2,214
698	Series L, 6.300%, 09/15/17	733
9,632	Series N, 6.500%, 01/31/19	10,334
3,450	EOG Resources, Inc., 5.625%, 06/01/19	3,638
1,000	Harvest Operations Corp., (Canada), 2.125%, 05/14/18 (e)	1,002
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	2,655
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,016
1,775	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,939
7,358	Marathon Oil Corp., 2.700%, 06/01/20	5,245
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,115
5,705	Noble Energy, Inc., 8.250%, 03/01/19	5,843
	Occidental Petroleum Corp.,
1,800	1.500%, 02/15/18	1,770
1,075	1.750%, 02/15/17	1,072
	ONEOK Partners LP,
6,769	3.200%, 09/15/18	6,143
1,897	3.800%, 03/15/20	1,719
446	8.625%, 03/01/19	459
	Petrobras Global Finance B.V., (Netherlands),
5,450	3.250%, 03/17/17	5,242
8,292	3.500%, 02/06/17	8,106
4,300	6.125%, 10/06/16	4,315
2,672	7.875%, 03/15/19	2,411

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,470
2,091	Phillips 66, 2.950%, 05/01/17	2,117
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,533
	Plains All American Pipeline LP/PAA Finance Corp.,
1,096	2.600%, 12/15/19	961
6,917	6.125%, 01/15/17	6,950
5,605	6.500%, 05/01/18	5,570
2,180	8.750%, 05/01/19	2,239
2,617	Spectra Energy Capital LLC, 6.200%, 04/15/18	2,731
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,775
	Statoil ASA, (Norway),
2,575	1.250%, 11/09/17	2,555
235	1.800%, 11/23/16	236
1,393	1.950%, 11/08/18	1,380
2,480	2.250%, 11/08/19	2,462
460	5.250%, 04/15/19	497
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,202
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,236
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,190
	Total Capital International S.A., (France),
508	1.000%, 08/12/16	508
1,774	1.500%, 02/17/17	1,776
716	1.550%, 06/28/17	716
	TransCanada PipeLines Ltd., (Canada),
351	1.875%, 01/12/18	344
4,454	3.125%, 01/15/19	4,469
1,040	6.500%, 08/15/18	1,123
249	7.690%, 06/30/16	254
2,695	Valero Energy Corp., 9.375%, 03/15/19	3,130
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,233

		205,914

	Total Energy	245,844

	Financials — 10.8%
	Banks — 5.1%
	ABN AMRO Bank N.V., (Netherlands),
2,060	2.450%, 06/04/20 (e)	2,054
6,346	2.500%, 10/30/18 (e)	6,404

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,278
2,865	ANZ New Zealand International Ltd., (New Zealand), 1.750%, 03/29/18 (e)	2,853
	Australia & New Zealand Banking Group Ltd., (Australia),
3,078	1.450%, 05/15/18	3,058
550	1.500%, 01/16/18	550
2,800	Reg. S, 3.250%, 03/01/16	2,800
	Bank of America Corp.,
23,865	2.000%, 01/11/18	23,781
5,150	2.625%, 10/19/20	5,105
3,715	3.625%, 03/17/16	3,720
4,455	5.625%, 10/14/16	4,569
3,000	5.625%, 07/01/20	3,320
2,875	5.650%, 05/01/18	3,069
1,453	5.750%, 08/15/16	1,481
4,203	5.750%, 12/01/17	4,457
12,990	6.000%, 09/01/17	13,713
6,870	6.400%, 08/28/17	7,288
13,151	6.875%, 04/25/18	14,364
10,590	7.625%, 06/01/19	12,203
1,792	Series L, 1.950%, 05/12/18	1,785
7,100	Series L, 2.250%, 04/21/20	6,951
18,515	Series L, 2.600%, 01/15/19	18,607
12,135	Series L, 2.650%, 04/01/19	12,196
5,250	Bank of America N.A., 2.050%, 12/07/18	5,252
	Bank of Montreal, (Canada),
3,325	1.400%, 04/10/18	3,308
100	1.450%, 04/09/18	99
669	2.375%, 01/25/19	677
6,188	Bank of Nova Scotia (The), (Canada), 2.050%, 06/05/19	6,182
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,583
5,840	1.700%, 03/05/18 (e)	5,807
1,800	2.300%, 03/10/19 (e)	1,803
1,000	2.700%, 09/09/18 (e)	1,015
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,938
1,250	Barclays Bank plc, (United Kingdom), 5.000%, 09/22/16	1,276
5,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	5,568

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Banks — continued
	BB&T Corp.,
8,143	1.450%, 01/12/18	8,096
4,000	1.600%, 08/15/17	4,004
950	2.050%, 06/19/18	954
2,230	2.150%, 03/22/17	2,248
1,890	2.450%, 01/15/20	1,905
2,500	2.625%, 06/29/20	2,536
312	3.950%, 04/29/16	314
1,878	5.250%, 11/01/19	2,052
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,681
	Branch Banking & Trust Co.,
675	1.050%, 12/01/16	675
3,000	1.350%, 10/01/17	2,991
	Capital One Bank USA N.A.,
3,000	2.150%, 11/21/18	2,954
2,000	2.250%, 02/13/19	1,987
	Capital One N.A.,
3,750	1.500%, 09/05/17	3,721
4,135	1.500%, 03/22/18	4,066
7,462	1.650%, 02/05/18	7,366
4,472	2.350%, 08/17/18	4,451
2,500	2.400%, 09/05/19	2,467
	Citigroup, Inc.,
15,745	1.700%, 04/27/18	15,577
11,873	1.750%, 05/01/18	11,762
7,862	1.800%, 02/05/18	7,810
3,510	2.050%, 12/07/18	3,489
16,290	2.400%, 02/18/20	16,144
7,490	2.500%, 09/26/18	7,538
4,910	2.550%, 04/08/19	4,924
2,279	Comerica Bank, 2.500%, 06/02/20	2,262
3,187	Comerica, Inc., 2.125%, 05/23/19	3,134
	Commonwealth Bank of Australia, (Australia),
1,450	2.250%, 03/13/19	1,460
2,050	2.300%, 03/12/20	2,052
730	Cooperatieve Rabobank UA, (Netherlands), 2.250%, 01/14/19	735
774	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20	748
	Discover Bank,
1,500	2.600%, 11/13/18	1,499
2,300	3.100%, 06/04/20	2,287
7,788	Fifth Third Bancorp, 2.875%, 07/27/20	7,849
5,890	Fifth Third Bank, 2.375%, 04/25/19	5,916

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,490
4,520	HSBC Bank USA N.A., 6.000%, 08/09/17	4,768
2,090	Huntington Bancshares, Inc., 2.600%, 08/02/18	2,107
	Huntington National Bank (The),
2,250	1.700%, 02/26/18	2,228
756	2.000%, 06/30/18	752
1,174	2.200%, 11/06/18	1,169
2,175	2.200%, 04/01/19	2,156
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,240
1,560	KeyBank N.A., 1.650%, 02/01/18	1,555
	KeyCorp,
1,570	2.300%, 12/13/18	1,571
11,369	2.900%, 09/15/20	11,386
	Lloyds Bank plc, (United Kingdom),
2,568	1.750%, 03/16/18	2,556
2,063	2.050%, 01/22/19	2,059
	Manufacturers & Traders Trust Co.,
345	1.400%, 07/25/17	344
2,850	1.450%, 03/07/18	2,827
1,000	2.250%, 07/25/19	1,004
1,100	2.300%, 01/30/19	1,106
2,066	6.625%, 12/04/17	2,233
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,623
1,000	2.450%, 04/16/19 (e)	1,007
1,189	2.650%, 09/25/19 (e)	1,205
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	682
	National Australia Bank Ltd., (Australia),
1,900	2.250%, 07/01/19 (e)	1,914
900	2.750%, 03/09/17	913
3,107	3.000%, 07/27/16 (e)	3,134
1,850	National City Bank, 5.800%, 06/07/17	1,932
4,425	National City Corp., 6.875%, 05/15/19	4,955
	PNC Bank N.A.,
1,000	1.500%, 10/18/17	999
2,000	2.300%, 06/01/20	2,001
4,300	2.400%, 10/18/19	4,360
1,000	2.600%, 07/21/20	1,016
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,000
7,278	5.125%, 02/08/20	8,055

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Banks — continued
	Royal Bank of Canada, (Canada),
1,555	1.500%, 01/16/18	1,553
3,250	1.875%, 02/05/20	3,267
1,605	2.000%, 12/10/18	1,611
15,850	2.200%, 07/27/18	16,025
1,469	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	1,459
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	885
8,531	SunTrust Banks, Inc., 2.350%, 11/01/18	8,552
550	Toronto-Dominion Bank (The), (Canada), 2.250%, 11/05/19	555
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,516
2,978	1.950%, 11/15/18	3,007
	U.S. Bank N.A.,
3,630	1.350%, 01/26/18	3,626
2,000	2.125%, 10/28/19	2,023
	Wachovia Corp.,
12,435	5.625%, 10/15/16	12,772
5,165	5.750%, 06/15/17	5,440
10,367	5.750%, 02/01/18	11,145
	Wells Fargo & Co.,
6,969	2.125%, 04/22/19	7,023
1,040	2.550%, 12/07/20	1,048
943	2.600%, 07/22/20	954
23,723	Series N, 2.150%, 01/30/20	23,658
	Wells Fargo Bank N.A.,
5,050	1.650%, 01/22/18	5,071
1,750	6.000%, 11/15/17	1,878
	Westpac Banking Corp., (Australia),
1,017	1.550%, 05/25/18	1,013
1,202	2.250%, 01/17/19	1,212
4,000	2.600%, 11/23/20	4,038
3,106	4.875%, 11/19/19	3,386

		556,832

	Capital Markets — 2.3%
1,200	Ameritech Capital Funding Corp., 6.450%, 01/15/18	1,291
	Bank of New York Mellon Corp. (The),
6,452	2.200%, 03/04/19	6,541
1,100	4.600%, 01/15/20	1,194
4,194	Series G, 2.150%, 02/24/20	4,194
4,305	BlackRock, Inc., Series 2, 5.000%, 12/10/19	4,786

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Credit Suisse AG, (Switzerland),
3,650	1.700%, 04/27/18	3,611
2,383	1.750%, 01/29/18	2,368
1,250	2.300%, 05/28/19	1,240
	Deutsche Bank AG, (Germany),
1,232	1.350%, 05/30/17	1,214
20,239	1.875%, 02/13/18	19,741
1,430	2.950%, 08/20/20	1,385
2,075	3.125%, 01/13/21	2,024
	Goldman Sachs Group, Inc. (The),
2,000	2.550%, 10/23/19	2,003
3,815	2.600%, 04/23/20	3,798
6,812	2.625%, 01/31/19	6,872
2,025	2.750%, 09/15/20	2,020
4,070	5.375%, 03/15/20	4,462
10,493	5.950%, 01/18/18	11,189
17,015	6.150%, 04/01/18	18,339
3,000	6.250%, 09/01/17	3,182
14,134	7.500%, 02/15/19	16,086
	ING Bank N.V., (Netherlands),
3,000	1.375%, 03/07/16 (e)	3,000
1,500	1.800%, 03/16/18 (e)	1,498
3,772	2.450%, 03/16/20 (e)	3,768
4,640	3.750%, 03/07/17 (e)	4,746
2,210	Jefferies Group LLC, 5.125%, 04/13/18	2,282
	Macquarie Bank Ltd., (Australia),
4,610	2.350%, 01/15/19 (e)	4,621
2,047	2.600%, 06/24/19 (e)	2,050
6,476	5.000%, 02/22/17 (e)	6,679
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,088
3,675	4.875%, 08/10/17 (e)	3,813
	Morgan Stanley,
883	1.875%, 01/05/18	881
1,071	2.375%, 07/23/19	1,068
21,919	2.650%, 01/27/20	21,884
9,821	2.800%, 06/16/20	9,870
7,110	4.750%, 03/22/17	7,343
5,000	5.500%, 01/26/20	5,494
4,230	5.500%, 07/24/20	4,683
1,645	5.550%, 04/27/17	1,716
10,210	5.950%, 12/28/17	10,902
1,090	6.250%, 08/28/17	1,158
5,026	6.625%, 04/01/18	5,469
4,161	7.300%, 05/13/19	4,756

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Capital Markets — continued
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,311
	State Street Corp.,
920	1.350%, 05/15/18	914
1,991	2.550%, 08/18/20	2,033
2,015	5.375%, 04/30/17	2,100
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	564
	UBS AG, (Switzerland),
2,000	1.375%, 06/01/17	1,995
1,400	1.375%, 08/14/17	1,395
5,500	1.800%, 03/26/18	5,505
1,500	2.350%, 03/26/20	1,500
9,145	2.375%, 08/14/19	9,183

		256,809

	Consumer Finance — 1.7%
	American Express Centurion Bank,
1,633	5.950%, 06/12/17	1,715
1,945	6.000%, 09/13/17	2,071
	American Express Co.,
9,610	6.150%, 08/28/17	10,218
2,315	7.000%, 03/19/18	2,543
1,395	8.125%, 05/20/19	1,650
	American Express Credit Corp.,
5,574	1.125%, 06/05/17	5,551
3,635	1.550%, 09/22/17	3,635
1,257	1.800%, 07/31/18	1,252
1,127	1.875%, 11/05/18	1,129
3,995	2.125%, 03/18/19	3,994
8,545	2.250%, 08/15/19	8,564
879	Series F, 2.600%, 09/14/20	883
	American Honda Finance Corp.,
1,409	1.550%, 12/11/17	1,412
4,150	1.600%, 02/16/18 (e)	4,149
2,950	1.600%, 07/13/18	2,946
1,419	2.450%, 09/24/20	1,448
2,700	Series A, 2.150%, 03/13/20	2,724
613	Capital One Financial Corp., 2.450%, 04/24/19	613
	Caterpillar Financial Services Corp.,
1,840	1.700%, 06/16/18	1,843
2,115	2.100%, 06/09/19	2,132
2,130	2.250%, 12/01/19	2,150
275	2.650%, 04/01/16	275
2,055	7.050%, 10/01/18	2,327

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
760	7.150%, 02/15/19	872
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,550
9,336	2.375%, 01/16/18	9,287
6,146	2.375%, 03/12/19	6,044
1,322	2.551%, 10/05/18	1,316
2,575	2.875%, 10/01/18	2,576
6,233	3.000%, 06/12/17	6,292
10,786	3.984%, 06/15/16	10,869
10,200	4.250%, 02/03/17	10,403
650	8.000%, 12/15/16	681
	General Motors Financial Co., Inc.,
2,294	3.100%, 01/15/19	2,269
3,504	3.200%, 07/13/20	3,387
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,412
2,845	1.700%, 03/05/18	2,824
4,525	2.350%, 03/05/20	4,433
5,990	2.375%, 11/13/19	5,926
	John Deere Capital Corp.,
1,107	1.350%, 01/16/18	1,105
1,351	1.550%, 12/15/17	1,358
1,120	1.700%, 01/15/20	1,111
790	1.850%, 09/15/16	794
2,600	1.950%, 03/04/19	2,633
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,744
3,883	1.800%, 03/15/18 (e)	3,870
5,280	2.350%, 03/04/19 (e)	5,322
	Toyota Motor Credit Corp.,
10,971	1.375%, 01/10/18	10,993
8,645	2.100%, 01/17/19	8,768
6,700	2.125%, 07/18/19	6,806
2,363	Volkswagen International Finance N.V., (Netherlands), 2.375%, 03/22/17 (e)	2,362

		190,231

	Diversified Financial Services — 0.4%
1,000	Bank of America N.A., 6.100%, 06/15/17	1,050
5,957	Berkshire Hathaway, Inc., 1.550%, 02/09/18	6,000
	Boeing Capital Corp.,
500	2.125%, 08/15/16	503
629	4.700%, 10/27/19	693
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	4,844

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued

	Diversified Financial Services — continued
13,419	GE Capital International Funding Co., (Ireland), 2.342%, 11/15/20 (e)	13,554
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,518
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	529
3,315	1.625%, 11/10/18	3,266
1,682	2.125%, 05/11/20	1,638
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,235
1,547	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,530
1,800	UBS Group Funding Jersey Ltd., (Jersey), 2.950%, 09/24/20 (e)	1,799

		39,159

	Insurance — 0.9%
	ACE INA Holdings, Inc.,
533	2.300%, 11/03/20	536
1,375	5.800%, 03/15/18	1,489
5,078	American International Group, Inc., Series NOTE, 2.300%, 07/16/19	5,036
896	Aon Corp., 3.125%, 05/27/16	900
2,294	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,298
4,670	Chubb Corp. (The), 5.750%, 05/15/18	5,084
	CNA Financial Corp.,
2,000	5.875%, 08/15/20	2,190
1,437	6.500%, 08/15/16	1,469
1,255	6.950%, 01/15/18	1,355
1,790	7.350%, 11/15/19	2,054
4,500	Jackson National Life Global Funding, 2.300%, 04/16/19 (e)	4,529
1,835	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	1,877
	Lincoln National Corp.,
470	6.250%, 02/15/20	525
1,325	8.750%, 07/01/19	1,583
6,571	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	6,618
7,085	MassMutual Global Funding II, 2.000%, 04/05/17 (e)	7,151
	Metropolitan Life Global Funding I,
5,150	1.500%, 01/10/18 (e)	5,114
6,781	2.300%, 04/10/19 (e)	6,806
	New York Life Global Funding,
4,540	1.550%, 11/02/18 (e)	4,522

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
920	2.100%, 01/02/19 (e)	929
7,291	2.150%, 06/18/19 (e)	7,354
	Pricoa Global Funding I,
2,200	1.350%, 08/18/17 (e)	2,189
4,120	1.600%, 05/29/18 (e)	4,096
2,450	2.200%, 05/16/19 (e)	2,450
1,967	2.550%, 11/24/20 (e)	1,976
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,303
	Principal Life Global Funding II,
2,141	1.125%, 02/24/17 (e)	2,140
1,000	1.200%, 05/19/17 (e)	999
2,969	2.250%, 10/15/18 (e)	3,001
1,388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	1,405
	Travelers Cos., Inc. (The),
1,000	5.750%, 12/15/17	1,076
2,561	6.250%, 06/20/16	2,602

		94,656

	Real Estate Investment Trusts (REITs) — 0.3%
	Boston Properties LP,
3,831	3.700%, 11/15/18	3,969
1,237	5.625%, 11/15/20	1,379
91	Duke Realty LP, 5.950%, 02/15/17	94
	ERP Operating LP,
3,118	2.375%, 07/01/19	3,133
767	5.750%, 06/15/17	804
	HCP, Inc.,
2,050	2.625%, 02/01/20	2,006
400	5.375%, 02/01/21	429
3,360	6.700%, 01/30/18	3,617
	Realty Income Corp.,
2,250	2.000%, 01/31/18	2,250
2,080	5.375%, 09/15/17	2,187
	Simon Property Group LP,
855	1.500%, 02/01/18 (e)	850
1,511	2.150%, 09/15/17	1,526
3,739	2.200%, 02/01/19	3,780
2,725	Ventas Realty LP, 1.550%, 09/26/16	2,726
1,569	Ventas Realty LP/Ventas Capital Corp., 2.000%, 02/15/18	1,561
	Welltower, Inc.,
235	2.250%, 03/15/18	235
285	3.625%, 03/15/16	285
1,870	6.125%, 04/15/20	2,103

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
295	6.200%, 06/01/16	299

		33,233

	Thrifts & Mortgage Finance — 0.1%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	502
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,011

		6,513

	Total Financials	1,177,433

	Health Care — 1.4%
	Biotechnology — 0.3%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,200
6,330	2.125%, 05/15/17	6,384
4,615	2.200%, 05/22/19	4,674
1,403	2.300%, 06/15/16	1,408
100	5.850%, 06/01/17	106
2,333	6.150%, 06/01/18	2,540
870	Baxalta, Inc., 2.875%, 06/23/20 (e)	852
	Biogen, Inc.,
850	2.900%, 09/15/20	859
3,140	6.875%, 03/01/18	3,436
	Celgene Corp.,
1,501	2.300%, 08/15/18	1,507
4,170	2.875%, 08/15/20	4,219
	Gilead Sciences, Inc.,
2,073	2.050%, 04/01/19	2,093
1,490	2.550%, 09/01/20	1,514

		31,792

	Health Care Equipment & Supplies — 0.1%
225	Baxter International, Inc., 1.850%, 01/15/17	226
	Becton, Dickinson & Co.,
1,640	1.450%, 05/15/17	1,639
580	1.800%, 12/15/17	581
1,130	2.675%, 12/15/19	1,154
835	6.375%, 08/01/19	943
	Covidien International Finance S.A., (Luxembourg),
520	4.200%, 06/15/20	565
1,480	6.000%, 10/15/17	1,584
2,215	Medtronic, Inc., 2.500%, 03/15/20	2,272

		8,964

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 0.5%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,131
2,640	2.200%, 03/15/19	2,658
1,865	Anthem, Inc., 2.300%, 07/15/18	1,875
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,856
808	1.950%, 06/15/18	808
4,779	2.400%, 11/15/19	4,802
	Express Scripts Holding Co.,
3,280	1.250%, 06/02/17	3,263
2,140	7.250%, 06/15/19	2,451
	Laboratory Corp. of America Holdings,
3,782	2.200%, 08/23/17	3,791
2,618	2.500%, 11/01/18	2,623
3,250	2.625%, 02/01/20	3,247
	McKesson Corp.,
2,158	2.284%, 03/15/19	2,166
1,425	5.700%, 03/01/17	1,485
	Medco Health Solutions, Inc.,
3,014	4.125%, 09/15/20	3,156
2,405	7.125%, 03/15/18	2,629
1,107	Quest Diagnostics, Inc., 3.200%, 04/01/16	1,108
	UnitedHealth Group, Inc.,
1,582	1.400%, 10/15/17	1,584
1,587	1.625%, 03/15/19	1,588
250	1.875%, 11/15/16	251
509	1.900%, 07/16/18	514
380	5.375%, 03/15/16	380
935	6.000%, 06/15/17	990
440	6.000%, 11/15/17	471
250	6.000%, 02/15/18	271
	WellPoint, Inc.,
2,670	2.250%, 08/15/19	2,654
3,118	5.875%, 06/15/17	3,274

		51,026

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
2,703	1.300%, 02/01/17	2,694
1,525	1.850%, 01/15/18	1,521
2,250	2.400%, 02/01/19	2,258

		6,473

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Pharmaceuticals — 0.5%
	AbbVie, Inc.,
5,220	1.750%, 11/06/17	5,216
8,075	2.000%, 11/06/18	8,062
5,990	2.500%, 05/14/20	5,997
	Actavis Funding SCS, (Luxembourg),
2,098	2.350%, 03/12/18	2,111
680	2.450%, 06/15/19	682
3,482	3.000%, 03/12/20	3,539
	Actavis, Inc.,
3,135	1.875%, 10/01/17	3,138
1,650	6.125%, 08/15/19	1,843
1,530	Allergan, Inc., 1.350%, 03/15/18	1,515
	Bayer U.S. Finance LLC,
1,000	1.500%, 10/06/17 (e)	1,002
1,200	2.375%, 10/08/19 (e)	1,219
3,805	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	4,003
1,470	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	1,478
1,320	Merck & Co., Inc., 1.850%, 02/10/20	1,334
2,400	Mylan, Inc., 1.350%, 11/29/16	2,383
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	367
1,165	Pfizer, Inc., 6.050%, 03/30/17	1,227
1,815	Sanofi, (France), 1.250%, 04/10/18	1,817
5,020	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,027
	Zoetis, Inc.,
2,055	1.875%, 02/01/18	2,033
531	3.450%, 11/13/20	541

		54,534

	Total Health Care	152,789

	Industrials — 1.3%
	Aerospace & Defense — 0.2%
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,252
1,905	Lockheed Martin Corp., 1.850%, 11/23/18	1,917
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,032
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	990
5,665	Precision Castparts Corp., 2.250%, 06/15/20	5,712
520	Raytheon Co., 4.400%, 02/15/20	577
655	Textron, Inc., 5.600%, 12/01/17	690

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
	United Technologies Corp.,
595	1.800%, 06/01/17	600
2,670	6.125%, 02/01/19	2,992
156	SUB, 1.778%, 05/04/18	155

		16,917

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,582

	Commercial Services & Supplies — 0.1%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,486
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,683
1,220	Waste Management, Inc., 2.600%, 09/01/16	1,228

		13,397

	Construction & Engineering — 0.0% (g)
1,990	ABB Finance USA, Inc., 1.625%, 05/08/17	1,997

	Electrical Equipment — 0.1%
6,389	Eaton Corp., 1.500%, 11/02/17	6,361
700	Emerson Electric Co., 4.875%, 10/15/19	770

		7,131

	Industrial Conglomerates — 0.5%
	Danaher Corp.,
992	1.650%, 09/15/18	998
1,450	5.400%, 03/01/19	1,603
	General Electric Co.,
5,897	1.600%, 11/20/17	5,936
5,476	2.300%, 04/27/17	5,574
2,716	5.500%, 01/08/20	3,092
15,878	5.625%, 09/15/17	16,929
12,575	5.625%, 05/01/18	13,715
1,053	6.000%, 08/07/19	1,212
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	546
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	689
830	Roper Technologies, Inc., 3.000%, 12/15/20	839

		51,133

	Machinery — 0.0% (g)
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	938

2,449	1.950%, 03/01/19	2,482

		3,420

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,424
1,750	5.750%, 03/15/18	1,890
465	8.125%, 04/15/20	562
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,155
1,720	7.250%, 05/15/19	1,972
	CSX Corp.,
1,045	5.600%, 05/01/17	1,092
1,168	6.250%, 03/15/18	1,276
1,456	7.900%, 05/01/17	1,561
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,951
1,012	2.750%, 03/15/17 (e)	1,023
1,841	6.200%, 11/01/16 (e)	1,897
1,985	6.375%, 10/15/17 (e)	2,120
1,500	Norfolk Southern Corp., 5.900%, 06/15/19	1,669
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
4,812	2.500%, 03/15/16 (e)	4,814
927	2.500%, 06/15/19 (e)	914
3,594	3.375%, 03/15/18 (e)	3,647
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,847
4,609	2.500%, 03/01/17	4,640
1,320	2.500%, 05/11/20	1,290
885	2.550%, 06/01/19	882
	Union Pacific Corp.,
696	1.800%, 02/01/20	694
1,075	5.650%, 05/01/17	1,129
4,448	5.750%, 11/15/17	4,772

		48,221

	Total Industrials	143,798

	Information Technology — 0.5%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
3,042	1.650%, 06/15/18	3,064
2,230	2.125%, 03/01/19	2,274

		5,338

	Electronic Equipment, Instruments & Components — 0.1%
4,835	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,850

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
	Arrow Electronics, Inc.,
1,382	3.000%, 03/01/18	1,388
464	6.875%, 06/01/18	504

		6,742

	Internet Software & Services — 0.0% (g)
2,379	eBay, Inc., 2.200%, 08/01/19	2,361

	IT Services — 0.0% (g)
2,930	International Business Machines Corp., 1.250%, 02/08/18	2,931

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,318	Intel Corp., 2.450%, 07/29/20	1,348
1,988	National Semiconductor Corp., 6.600%, 06/15/17	2,123
1,781	Texas Instruments, Inc., 1.750%, 05/01/20	1,780

		5,251

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	8,634
	Microsoft Corp.,
349	0.875%, 11/15/17	349
3,455	1.850%, 02/12/20	3,503
	Oracle Corp.,
3,250	2.250%, 10/08/19	3,331
1,985	2.375%, 01/15/19	2,039
735	5.000%, 07/08/19	816

		18,672

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
3,572	1.700%, 02/22/19	3,603
5,915	2.100%, 05/06/19	6,037

		9,640

	Total Information Technology	50,935

	Materials — 0.4%
	Chemicals — 0.2%
1,540	Agrium, Inc., (Canada), 6.750%, 01/15/19	1,702
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,681
	Ecolab, Inc.,
2,254	1.450%, 12/08/17	2,242
3,765	3.000%, 12/08/16	3,811
4,866	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,962

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Chemicals — continued
	PPG Industries, Inc.,
5,482	2.300%, 11/15/19	5,508
1,470	3.600%, 11/15/20	1,533
146	6.650%, 03/15/18	159
740	Praxair, Inc., 4.500%, 08/15/19	804
502	Rohm & Haas Co., 6.000%, 09/15/17	532

		25,934

	Metals & Mining — 0.2%
5,035	BHP Billiton Finance USA Ltd., (Australia), 1.625%, 02/24/17	5,018
2,745	Freeport-McMoRan, Inc., 2.375%, 03/15/18	2,368
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,571
1,260	5.850%, 06/01/18	1,347
	Teck Resources Ltd., (Canada),
5,520	2.500%, 02/01/18	4,730
4,915	3.150%, 01/15/17	4,743

		19,777

	Total Materials	45,711

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
3,260	1.700%, 06/01/17	3,271
9,505	2.450%, 06/30/20	9,445
3,010	2.800%, 02/17/21	3,042
200	2.950%, 05/15/16	201
10,984	5.500%, 02/01/18	11,707
1,134	5.600%, 05/15/18	1,223
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	2,010
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,883
4,860	5.750%, 03/23/16	4,874
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,532
1,391	Orange S.A., (France), 2.750%, 02/06/19	1,421
	Telefonica Emisiones S.A.U., (Spain),
3,516	3.192%, 04/27/18	3,571
849	6.221%, 07/03/17	897
500	6.421%, 06/20/16	507
	Verizon Communications, Inc.,
9,634	2.625%, 02/21/20	9,764

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
8,848	3.650%, 09/14/18	9,275
6,440	6.100%, 04/15/18	6,997

		72,620

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
6,565	5.000%, 03/30/20	7,177
2,031	5.625%, 11/15/17	2,150
5,520	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	6,139
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,550
625	1.500%, 02/19/18	619
4,340	1.625%, 03/20/17	4,357
1,396	5.625%, 02/27/17	1,454

		23,446

	Total Telecommunication Services	96,066

	Utilities — 1.0%
	Electric Utilities — 0.6%
4,123	American Electric Power Co., Inc., 1.650%, 12/15/17	4,094
	Arizona Public Service Co.,
350	2.200%, 01/15/20	351
4,295	6.250%, 08/01/16	4,379
400	8.750%, 03/01/19	475
500	Atlantic City Electric Co., 7.750%, 11/15/18	577
760	Cleveland Electric Illuminating Co. (The), 8.875%, 11/15/18	892
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	2,974
1,000	5.800%, 03/15/18	1,083
1,000	6.150%, 09/15/17	1,068
525	Series 104, 5.950%, 08/15/16	536
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	462
1,480	5.250%, 01/15/18	1,584
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,107
505	2.150%, 11/15/16	509
1,240	Duke Energy Florida LLC, 5.650%, 06/15/18	1,352
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,131
225	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	243

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Electric Utilities — continued
565	Kansas City Power & Light Co., 5.850%, 06/15/17	594
445	Kentucky Power Co., 6.000%, 09/15/17 (e)	471
500	Kentucky Utilities Co., 3.250%, 11/01/20	528
1,905	MidAmerican Energy Co., 2.400%, 03/15/19	1,946
	NextEra Energy Capital Holdings, Inc.,
224	2.700%, 09/15/19	225
250	6.000%, 03/01/19	273
631	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	686
1,390	Northern States Power Co., 2.200%, 08/15/20	1,410
530	Ohio Power Co., Series K, 6.000%, 06/01/16	536
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	2,854
250	PacifiCorp, 5.650%, 07/15/18	273
1,567	PECO Energy Co., 1.200%, 10/15/16	1,568
875	Pennsylvania Electric Co., 6.050%, 09/01/17	930
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	454
3,974	Progress Energy, Inc., 4.875%, 12/01/19	4,318
535	Public Service Co. of Colorado, 5.800%, 08/01/18	585
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,399
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,323
2,050	Public Service Electric & Gas Co., 2.000%, 08/15/19	2,065
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,581
	Southern California Edison Co.,
1,425	1.845%, 02/01/22	1,402
1,005	5.500%, 08/15/18	1,102
5,610	Southern Co. (The), 1.300%, 08/15/17	5,571
765	Southwestern Electric Power Co., 6.450%, 01/15/19	852
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	575
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,374
1,268	5.000%, 06/30/19	1,392
1,215	5.400%, 04/30/18	1,309
3,000	Xcel Energy, Inc., 0.750%, 05/09/16	2,998

		68,411

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
400	6.350%, 06/15/17	424
314	8.500%, 03/15/19	368
	CenterPoint Energy Resources Corp.,
1,492	6.125%, 11/01/17	1,582
679	6.150%, 05/01/16	685
	Dominion Gas Holdings LLC,
210	2.500%, 12/15/19	210
5,023	2.800%, 11/15/20	5,087

		8,356

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
798	2.950%, 01/15/20	798
260	5.200%, 10/01/19	281
	PSEG Power LLC,
4,923	2.450%, 11/15/18	4,935
1,000	5.320%, 09/15/16	1,022
1,254	Southern Power Co., 1.850%, 12/01/17	1,254

		8,290

	Multi-Utilities — 0.2%
1,320	AGL Capital Corp., 6.375%, 07/15/16	1,344
2,385	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	2,378
1,207	CenterPoint Energy, Inc., Series B, 5.950%, 02/01/17	1,249
	CMS Energy Corp.,
2,455	5.050%, 02/15/18	2,598
330	8.750%, 06/15/19	398
2,725	Consolidated Edison Co. of New York, Inc., Series 08-A, 5.850%, 04/01/18	2,945
	Consumers Energy Co.,
455	6.125%, 03/15/19	512
648	Series P, 5.500%, 08/15/16	661
	Dominion Resources, Inc.,
748	1.250%, 03/15/17	745
1,100	6.400%, 06/15/18	1,202
1,778	Series A, 1.400%, 09/15/17	1,766
824	DTE Energy Co., 2.400%, 12/01/19	827
	NiSource Finance Corp.,
1,057	6.400%, 03/15/18	1,146
2,350	6.800%, 01/15/19	2,621
	Sempra Energy,
1,645	2.300%, 04/01/17	1,656

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Multi-Utilities — continued
820	6.150%, 06/15/18	883
1,880	6.500%, 06/01/16	1,902
1,300	9.800%, 02/15/19	1,554
	TECO Finance, Inc.,
475	5.150%, 03/15/20	517
1,660	6.572%, 11/01/17	1,780

		28,684

	Total Utilities	113,741

	Total Corporate Bonds (Cost $2,266,281)	2,243,943

Mortgage Pass-Through Securities — 3.0%
	Federal Home Loan Mortgage Corp.,
343	ARM, 1.585%, 08/01/37	363
2,036	ARM, 2.064%, 05/01/37	2,117
1,787	ARM, 2.115%, 03/01/37	1,864
1,014	ARM, 2.175%, 04/01/37	1,066
1,490	ARM, 2.187%, 12/01/36	1,568
731	ARM, 2.233%, 03/01/37	768
162	ARM, 2.252%, 03/01/35	169
415	ARM, 2.263%, 06/01/36	436
2,577	ARM, 2.324%, 10/01/36	2,713
1,277	ARM, 2.422%, 08/01/36	1,343
49	ARM, 2.462%, 01/01/27	51
165	ARM, 2.486%, 02/01/37	174
65	ARM, 2.501%, 12/01/27	68
823	ARM, 2.515%, 11/01/36	862
165	ARM, 2.518%, 07/01/36	175
558	ARM, 2.552%, 11/01/37	589
761	ARM, 2.559%, 10/01/37	808
339	ARM, 2.565%, 12/01/36	356
1,905	ARM, 2.602%, 01/01/37	2,005
1,448	ARM, 2.605%, 08/01/36	1,535
855	ARM, 2.615%, 12/01/36	901
1,226	ARM, 2.645%, 08/01/37	1,303
1,722	ARM, 2.687%, 03/01/36 - 04/01/37	1,825
5,340	ARM, 2.727%, 06/01/37	5,664
2,783	ARM, 2.730%, 06/01/37	2,945
1	ARM, 2.768%, 12/01/17	1
2,106	ARM, 2.793%, 04/01/38	2,236
1,744	ARM, 2.809%, 01/01/38	1,856
988	ARM, 2.872%, 03/01/37	1,055
799	ARM, 2.890%, 02/01/37	856
2,349	ARM, 3.024%, 10/01/35	2,489
269	ARM, 3.035%, 08/01/37	280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,765	ARM, 3.041%, 03/01/35	3,999
3,164	ARM, 3.257%, 03/01/36	3,326
2	ARM, 5.751%, 01/01/27	2
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
21,478	4.000%, 07/01/18 - 06/01/26	22,834
212	4.500%, 04/01/16 - 10/01/18	219
4,676	5.000%, 03/01/18 - 01/01/21	4,886
12,846	5.500%, 08/01/19 - 01/01/24	13,991
3,016	6.000%, 08/01/16 - 12/01/23	3,152
1,505	6.500%, 07/01/16 - 08/01/21	1,535
274	7.000%, 03/01/17	278
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
693	6.000%, 01/01/19 - 10/01/24	783
20	6.500%, 08/01/18 - 05/01/21	23
20	7.500%, 10/01/16 - 07/01/18	21
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
19,840	5.500%, 03/01/34 - 07/01/37	22,410
238	6.000%, 07/01/32	271
389	7.000%, 08/01/38	453
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
8,486	7.500%, 12/01/36	10,225
1,790	10.000%, 10/01/30	1,977
23	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	23
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5	8.000%, 04/01/17 - 05/01/19	5
3	8.250%, 08/01/17	3
	Federal National Mortgage Association,
47	ARM, 1.499%, 08/01/37	48
2,133	ARM, 1.632%, 08/01/37	2,225
963	ARM, 1.646%, 04/01/37	999
8	ARM, 1.875%, 01/01/19	9
2,103	ARM, 1.898%, 07/01/37	2,190
2,126	ARM, 1.975%, 01/01/37	2,209
1,275	ARM, 2.011%, 02/01/37	1,322
161	ARM, 2.020%, 01/01/35	169
10	ARM, 2.084%, 07/01/27	10
8	ARM, 2.091%, 03/01/19	8
38	ARM, 2.150%, 07/01/37	41
308	ARM, 2.167%, 07/01/37	324
447	ARM, 2.204%, 05/01/36	469

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
466		ARM, 2.325%, 07/01/36	494
61		ARM, 2.337%, 04/01/36	63
2,357		ARM, 2.339%, 03/01/37	2,507
17		ARM, 2.365%, 06/01/27	18
915		ARM, 2.367%, 08/01/36	967
825		ARM, 2.372%, 09/01/34	868
1,792		ARM, 2.376%, 11/01/37	1,895
1,537		ARM, 2.391%, 11/01/37	1,616
726		ARM, 2.405%, 10/01/36	768
688		ARM, 2.408%, 12/01/35	726
266		ARM, 2.436%, 01/01/37	279
10		ARM, 2.450%, 05/01/25	10
420		ARM, 2.455%, 10/01/36	444
2,807		ARM, 2.455%, 12/01/36 - 03/01/47	2,939
—	(h)	ARM, 2.470%, 10/01/27	—	(h)
1		ARM, 2.480%, 08/01/17	1
230		ARM, 2.484%, 08/01/36	243
98		ARM, 2.493%, 12/01/36	103
1,204		ARM, 2.494%, 08/01/36	1,280
549		ARM, 2.497%, 04/01/37	579
26		ARM, 2.500%, 06/01/36	28
5		ARM, 2.522%, 08/01/36	5
1,543		ARM, 2.575%, 11/01/37	1,636
1,032		ARM, 2.610%, 12/01/37	1,087
201		ARM, 2.623%, 12/01/36	212
1		ARM, 2.625%, 08/01/19	1
1,325		ARM, 2.634%, 08/01/36	1,401
465		ARM, 2.915%, 12/01/36	496
2,982		ARM, 2.918%, 03/01/36	3,169
7		ARM, 2.972%, 10/01/25	7
2		ARM, 3.000%, 11/01/16	2
3,700		ARM, 3.094%, 03/01/36	3,934
3,105		ARM, 3.129%, 03/01/36	3,307
2,732		ARM, 3.157%, 10/01/35	2,901
492		ARM, 3.270%, 04/01/38	498
		Federal National Mortgage Association, 15 Year, Single Family,
460		4.000%, 08/01/18 - 01/01/19	479
1,379		4.500%, 05/01/18 - 05/01/19	1,431
1,977		5.000%, 12/01/17 - 07/01/20	2,060
24,312		5.500%, 01/01/18 - 07/01/25	26,358
9,378		6.000%, 11/01/17 - 07/01/24	10,123
3,655		6.500%, 03/01/17 - 03/01/23	3,827
154		7.000%, 02/01/17 - 01/01/18	156
3		8.000%, 10/01/16	3

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Federal National Mortgage Association, 20 Year, Single Family,
730		5.500%, 05/01/27	819
19		6.000%, 03/01/18 - 07/01/19	22
1,945		6.500%, 03/01/17 - 03/01/25	2,230
512		7.000%, 08/01/20 - 08/01/21	543
—	(h)	7.500%, 06/01/16	—	(h)
		Federal National Mortgage Association, 30 Year, FHA/VA,
138		5.500%, 08/01/34	155
12		8.500%, 03/01/27	12
		Federal National Mortgage Association, 30 Year, Single Family,
19,065		5.000%, 10/01/39	21,429
25,738		5.500%, 12/01/32 - 04/01/37	29,267
16,281		6.000%, 04/01/35 - 01/01/38	18,725
10,388		6.500%, 03/01/26 - 10/01/38	12,031
4,253		7.000%, 04/01/37 - 08/01/37	4,917
70		8.000%, 12/01/30	78
4		8.500%, 09/01/21	4
24		9.000%, 02/01/31	24
17		9.500%, 07/01/28	19
4		10.000%, 02/01/24	4
		Federal National Mortgage Association, Other,
44		4.000%, 07/01/17	45
98		4.500%, 12/01/19	102
179		5.500%, 06/01/16 - 09/01/17	183
106		6.000%, 09/01/17	108
		Government National Mortgage Association II,
32		ARM, 1.750%, 01/20/26 - 01/20/28	33
26		ARM, 1.875%, 07/20/21	26
106		ARM, 2.000%, 08/20/16 - 11/20/25	109
6		ARM, 2.500%, 12/20/17 - 05/20/21	6
8		ARM, 3.000%, 04/20/18 - 05/20/20	9
2		ARM, 3.500%, 10/20/17 - 12/20/17	2
3		ARM, 4.000%, 03/20/16 - 08/20/18	3
		Government National Mortgage Association II, 30 Year, Single Family,
3,651		6.000%, 09/20/38	4,144
8,680		7.000%, 08/20/38 - 09/20/38	10,659
11		7.500%, 09/20/28	13
26		8.000%, 09/20/26 - 12/20/27	32
32		8.500%, 03/20/25 - 04/20/25	36
1,246		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,345

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
	Government National Mortgage Association, 30 Year, Single Family,
4,098	6.500%, 09/15/38	4,734
9	8.500%, 04/15/25	11
8	9.000%, 09/15/24 - 10/15/26	9
153	9.500%, 07/15/20 - 12/15/25	171

	Total Mortgage Pass-Through Securities (Cost $322,749)	331,860

U.S. Government Agency Securities — 4.1%
8,500	Federal Farm Credit Banks, 1.000%, 09/25/17	8,522
	Federal Home Loan Banks,
34,970	0.500%, 09/28/16	34,943
39,150	4.750%, 12/16/16	40,375
20,000	5.000%, 11/17/17	21,401
	Federal Home Loan Mortgage Corp.,
21,880	0.750%, 07/14/17	21,868
32,050	1.000%, 03/08/17	32,133
20,000	2.500%, 05/27/16	20,099
20,000	4.875%, 06/13/18	21,780
	Federal National Mortgage Association,
25,650	0.875%, 05/21/18	25,628
48,185	1.125%, 04/27/17	48,418
35,680	1.125%, 07/20/18	35,846
20,000	1.250%, 09/28/16	20,073
20,000	1.630%, 01/10/20	19,971
5,000	5.000%, 02/13/17	5,202
14,550	5.250%, 09/15/16	14,911
21,155	5.375%, 06/12/17	22,387
11,200	Federal National Mortgage Association STRIPS, 1.176%, 07/15/16 (n)	11,188
50,000	Residual Funding Corp. STRIPS, 1.434%, 10/15/19 (n)	47,505

	Total U.S. Government Agency Securities (Cost $451,470)	452,250

U.S. Treasury Obligations — 55.3%
	U.S. Treasury Notes,
280,000	0.500%, 07/31/17	278,961
190,000	0.625%, 05/31/17	189,718
75,000	0.625%, 06/30/17	74,877
10,000	0.625%, 07/31/17	9,982
320,000	0.625%, 08/31/17	319,300
245,000	0.625%, 09/30/17	244,407
200,000	0.625%, 11/30/17	199,414
280,000	0.625%, 04/30/18	278,841

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

95,000	0.750%, 06/30/17	95,007
270,000	0.750%, 10/31/17	269,831
331,000	0.750%, 12/31/17	330,703
20,000	0.750%, 02/28/18	19,983
55,000	0.750%, 03/31/18	54,940
135,000	0.875%, 11/30/16	135,237
148,365	0.875%, 12/31/16	148,620
185,000	0.875%, 01/31/17	185,304
95,000	0.875%, 02/28/17	95,152
220,000	0.875%, 04/30/17	220,378
30,000	0.875%, 07/15/17	30,046
185,000	0.875%, 01/31/18	185,282
80,000	0.875%, 07/15/18	80,081
35,070	0.875%, 07/31/19	34,906
155,000	1.000%, 10/31/16	155,406
105,000	1.000%, 03/31/17	105,312
85,000	1.000%, 05/31/18	85,319
25,000	1.000%, 08/15/18	25,095
40	1.000%, 09/15/18	40
9,930	1.000%, 06/30/19	9,934
50,000	1.000%, 08/31/19	49,939
30,000	1.000%, 11/30/19	29,899
50,000	1.125%, 06/15/18	50,340
25,000	1.125%, 12/31/19	25,016
200,000	1.250%, 10/31/18	201,984
60,000	1.250%, 11/30/18	60,607
175,000	1.250%, 01/31/19	176,770
25,000	1.375%, 07/31/18	25,330
90,000	1.375%, 09/30/18	91,223
10,000	1.375%, 12/31/18	10,135
145,000	1.375%, 02/28/19	146,892
25,000	1.375%, 04/30/20	25,211
30,000	1.500%, 08/31/18	30,493
95,000	1.500%, 12/31/18	96,596
80,000	1.500%, 01/31/19	81,341
15,000	1.500%, 02/28/19	15,252
275,000	1.500%, 05/31/19	279,555
50,000	1.625%, 03/31/19	51,027
80,000	1.625%, 04/30/19	81,644
30,000	1.625%, 06/30/19	30,620
80,000	1.875%, 09/30/17	81,366
15,000	2.250%, 11/30/17	15,375
50,000	2.250%, 07/31/18	51,709
40,000	2.375%, 07/31/17	40,912
20,000	2.375%, 05/31/18	20,695
40,000	2.625%, 01/31/18	41,384

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — continued
105,000	2.750%, 11/30/16	106,637
40,000	2.750%, 02/28/18	41,537
15,000	2.875%, 03/31/18	15,633
51,835	3.125%, 01/31/17	52,983
37,000	3.125%, 04/30/17	38,023
125,000	3.250%, 12/31/16	127,651

	Total U.S. Treasury Obligations (Cost $6,033,538)	6,055,855

Loan Assignment — 0.0% (g)
	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
2,651	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.426%, 06/12/17 (Cost $2,651)	2,638

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
33,996	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $33,996)	33,996

	Total Investments — 100.1% (Cost $10,964,226)	10,962,351
	Liabilities in Excess of Other Assets — (0.1)%	(6,449)

	NET ASSETS — 100.0%	$10,955,902

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 73.6%
	Consumer Discretionary — 14.7%
	Auto Components — 0.7%
515	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	478
604	ZF North America Capital, Inc., 4.000%, 04/29/20 (e)	607

		1,085

	Automobiles — 1.5%
593	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20	584
1,767	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	1,807

		2,391

	Hotels, Restaurants & Leisure — 3.9%
425	CCM Merger, Inc., 9.125%, 05/01/19 (e)	432
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	284
465	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/18	468
	MGM Resorts International,
1,540	5.250%, 03/31/20	1,571
1,375	8.625%, 02/01/19	1,557
240	NCL Corp., Ltd., (Bermuda), 5.250%, 11/15/19 (e)	240
205	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	210
675	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	721
156	Ruby Tuesday, Inc., 7.625%, 05/15/20	152
429	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	461

		6,096

	Household Durables — 1.9%
415	CalAtlantic Group Inc., 8.375%, 05/15/18	455
400	Jarden Corp., 7.500%, 05/01/17	410
	Lennar Corp.,
1,400	4.500%, 06/15/19	1,439
167	4.500%, 11/15/19	172
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	481

		2,957

	Media — 6.6%
	Cablevision Systems Corp.,
800	7.750%, 04/15/18	822
519	8.000%, 04/15/20	488
165	8.625%, 09/15/17	175

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
265	CCO Safari II LLC, 3.579%, 07/23/20 (e)	266
300	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	264
	DISH DBS Corp.,
650	4.250%, 04/01/18	655
650	4.625%, 07/15/17	665
1,624	7.875%, 09/01/19	1,759
1,250	Gray Television, Inc., 7.500%, 10/01/20	1,314
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,132
2,107	Numericable-SFR S.A., (France), 4.875%, 05/15/19 (e)	2,106
200	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	203
500	TEGNA, Inc., 5.125%, 10/15/19	530

		10,379

	Multiline Retail — 0.0% (g)
74	J.C. Penney Corp., Inc., 8.125%, 10/01/19	75

	Specialty Retail — 0.1%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	211

	Total Consumer Discretionary	23,194

	Consumer Staples — 3.0%
	Beverages — 0.3%
450	Cott Beverages, Inc., 6.750%, 01/01/20	474

	Food & Staples Retailing — 1.0%
1,775	Safeway, Inc., 5.000%, 08/15/19	1,598

	Food Products — 1.7%
1,947	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,975
616	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	627

		2,602

	Total Consumer Staples	4,674

	Energy — 3.8%
	Energy Equipment & Services — 0.3%
600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	474

	Oil, Gas & Consumable Fuels — 3.5%
175	Buckeye Partners LP, 6.050%, 01/15/18	179
	California Resources Corp.,
100	5.000%, 01/15/20	13
266	8.000%, 12/15/22 (e)	67

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
360	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	140
290	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	116
250	Comstock Resources, Inc., 7.750%, 04/01/19	25
450	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	385
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	159
400	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	376
185	ONEOK Partners LP, 3.200%, 09/15/18	168
170	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 05/01/18	169
800	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	748
227	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	7
2,120	Sunoco LP/Sunoco Finance Corp., 5.500%, 08/01/20 (e)	2,024
650	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	574
400	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19 (e)	374
666	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	33

		5,557

	Total Energy	6,031

	Financials — 6.8%
	Banks — 2.2%
3,401	CIT Group, Inc., 3.875%, 02/19/19	3,384

	Consumer Finance — 2.7%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,246	4.250%, 07/01/20	1,250
480	4.625%, 10/30/20	488
	Ally Financial, Inc.,
556	3.250%, 11/05/18	546
458	3.600%, 05/21/18	456
1,700	4.750%, 09/10/18	1,733

		4,473

	Diversified Financial Services — 0.7%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	120
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
505	6.500%, 08/01/18	494
485	9.625%, 05/01/19	499

		1,113

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.6%
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	909

	Real Estate Investment Trusts (REITs) — 0.4%
543	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	576

	Real Estate Management & Development — 0.2%
287	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	248

	Total Financials	10,703

	Health Care — 10.7%
	Health Care Equipment & Supplies — 2.0%
450	Alere, Inc., 7.250%, 07/01/18	471
1,700	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	1,743
700	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	686
270	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 4.875%, 04/15/20 (e)	267

		3,167

	Health Care Providers & Services — 5.7%
450	Centene Escrow Corp., 5.625%, 02/15/21 (e)	470
	CHS/Community Health Systems, Inc.,
950	5.125%, 08/15/18	953
500	8.000%, 11/15/19	473
	HCA, Inc.,
721	3.750%, 03/15/19	734
620	4.250%, 10/15/19	639
325	8.000%, 10/01/18	365
2,700	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	2,565
	Tenet Healthcare Corp.,
830	5.000%, 03/01/19	793
1,000	5.500%, 03/01/19	963
350	6.250%, 11/01/18	368
500	VAR, 4.012%, 06/15/20 (e)	493
133	Universal Health Services, Inc., 3.750%, 08/01/19 (e)	135

		8,951

	Health Care Technology — 1.0%
1,545	Emdeon, Inc., 11.000%, 12/31/19	1,584

	Pharmaceuticals — 2.0%
	Valeant Pharmaceuticals International, Inc., (Canada),
1,575	5.375%, 03/15/20 (e)	1,425

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Pharmaceuticals — continued
1,150	6.375%, 10/15/20 (e)	1,055
326	6.750%, 08/15/18 (e)	315
300	7.000%, 10/01/20 (e)	283

		3,078

	Total Health Care	16,780

	Industrials — 8.0%
	Aerospace & Defense — 0.3%
539	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	485

	Airlines — 0.5%
702	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	730
8	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	9

		739

	Building Products — 0.3%
455	Standard Industries, Inc./NJ, 5.125%, 02/15/21 (e)	464

	Commercial Services & Supplies — 3.2%
	ADT Corp. (The),
710	2.250%, 07/15/17	714
800	4.125%, 04/15/19	841
1,045	Casella Waste Systems, Inc., 7.750%, 02/15/19	1,027
835	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	585
1,770	ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)	1,362
500	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	523

		5,052

	Construction & Engineering — 0.6%
1,033	Tutor Perini Corp., 7.625%, 11/01/18	1,012

	Electrical Equipment — 0.6%
530	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	525
550	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	462

		987

	Machinery — 0.6%
945	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	692
700	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	266

		958

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — 0.4%
600	Hertz Corp. (The), 7.500%, 10/15/18	608

	Trading Companies & Distributors — 1.5%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	471
1,460	HD Supply, Inc., 7.500%, 07/15/20	1,536
300	International Lease Finance Corp., 3.875%, 04/15/18	301

		2,308

	Total Industrials	12,613

	Information Technology — 3.8%
	Communications Equipment — 0.4%
1,040	Avaya, Inc., 7.000%, 04/01/19 (e)	640

	Internet Software & Services — 0.5%
835	IAC/InterActiveCorp., 4.875%, 11/30/18	845

	Semiconductors & Semiconductor Equipment — 1.6%
1,950	Advanced Micro Devices, Inc., 6.750%, 03/01/19	1,424
1,000	NXP B.V./NXP Funding LLC, (Netherlands), 4.125%, 06/15/20 (e)	1,011

		2,435

	Software — 1.3%
1,250	Infor U.S., Inc., 5.750%, 08/15/20 (e)	1,259
825	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	844

		2,103

	Total Information Technology	6,023

	Materials — 9.9%
	Chemicals — 1.8%
925	Ashland, Inc., 3.875%, 04/15/18	955
	Hexion, Inc.,
615	6.625%, 04/15/20	486
293	10.000%, 04/15/20	253
525	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	525
660	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	536

		2,755

	Construction Materials — 2.2%
400	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	420
	Cemex S.A.B. de C.V., (Mexico),
945	5.875%, 03/25/19 (e)	919
910	9.500%, 06/15/18 (e)	964

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Construction Materials — continued
1,000	Headwaters, Inc., 7.250%, 01/15/19	1,023
160	U.S. Concrete, Inc., 8.500%, 12/01/18	166

		3,492

	Containers & Packaging — 1.2%
550	Owens-Illinois, Inc., 7.800%, 05/15/18	602
1,264	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 04/15/19	1,286

		1,888

	Metals & Mining — 4.7%
430	AK Steel Corp., 8.750%, 12/01/18	391
1,300	Alcoa, Inc., 5.720%, 02/23/19	1,316
728	Aleris International, Inc., 7.625%, 02/15/18	641
	ArcelorMittal, (Luxembourg),
270	6.500%, 03/01/21	243
2,070	10.850%, 06/01/19	2,179
250	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	242
460	First Quantum Minerals Ltd., (Canada), 7.250%, 10/15/19 (e)	253
200	Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	154
550	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	461
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	597
400	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	321
550	Steel Dynamics, Inc., 6.125%, 08/15/19	562

		7,360

	Total Materials	15,495

	Telecommunication Services — 8.8%
	Diversified Telecommunication Services — 4.1%
575	CCO Holdings LLC/CCO Holdings Capital Corp., 6.625%, 01/31/22	604
1,250	CenturyLink, Inc., Series R, 5.150%, 06/15/17	1,281
365	Cincinnati Bell, Inc., 8.375%, 10/15/20	360
	Frontier Communications Corp.,
900	7.125%, 03/15/19	905
880	8.125%, 10/01/18	911
923	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	715
165	Level 3 Financing, Inc., VAR, 4.101%, 01/15/18	166
1,670	Sprint Capital Corp., 6.900%, 05/01/19	1,424
50	Windstream Services LLC, 7.875%, 11/01/17	52

		6,418

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — 4.7%
	Sprint Communications, Inc.,
2,000	8.375%, 08/15/17	1,945
1,200	9.000%, 11/15/18 (e)	1,246
	T-Mobile USA, Inc.,
1,800	6.464%, 04/28/19	1,850
2,275	6.542%, 04/28/20	2,354

		7,395

	Total Telecommunication Services	13,813

	Utilities — 4.1%
	Gas Utilities — 0.4%
600	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	596

	Independent Power & Renewable Electricity Producers — 3.7%
2,000	AES Corp., VAR, 3.635%, 06/01/19	1,900
2,500	Calpine Corp., 6.000%, 01/15/22 (e)	2,562
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	605
1,033	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	832

		5,899

	Total Utilities	6,495

	Total Corporate Bonds (Cost $124,540)	115,821

Preferred Securities — 0.8% (x)
	Financials — 0.8%
	Banks — 0.7%
545	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	517
575	Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20	541

		1,058

	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	195

	Total Preferred Securities (Cost $1,357)	1,253

SHARES
Preferred Stocks — 0.9%
	Financials — 0.9%
	Consumer Finance — 0.4%
23	GMAC Capital Trust I, Series 2, VAR, 6.402%, 02/15/40 ($25 par value)	568

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Preferred Stocks — continued
	Insurance — 0.5%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.742%, 03/29/16 ($1,000 par value) @	816

	Total Preferred Stocks (Cost $1,493)	1,384

PRINCIPAL AMOUNT($)
Loan Assignments — 20.9%
	Consumer Discretionary — 8.1%
	Auto Components — 1.1%
1,374	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,331
420	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	412

		1,743

	Hotels, Restaurants & Leisure — 1.8%
750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	705
793	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	780
340	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	334
622	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20	603
335	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	330

		2,752

	Household Durables — 0.0% (g)
9	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	9

	Internet & Catalog Retail — 0.6%
1,290	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	924

	Leisure Products — 0.4%
760	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	703

	Media — 3.3%
306	Charter Communications Operating LLC, Term Loan I, VAR, 3.500%, 01/24/23	304
720	iHeartCommunications, Inc., Term Loan D, VAR, 7.189%, 01/30/19	471
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.939%, 07/30/19	92
490	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	488
556	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	553

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
1,846	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,792
1,409	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,369

		5,069

	Multiline Retail — 0.6%
977	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	964

	Specialty Retail — 0.3%
510	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	494

	Total Consumer Discretionary	12,658

	Consumer Staples — 3.3%
	Food & Staples Retailing — 0.8%
419	Albertson’s LLC, Term Loan B-4, VAR, 5.500%, 08/25/21	409
275	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	267
644	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	642

		1,318

	Food Products — 2.5%
2,780	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	2,701
359	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21	340
206	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	204
537	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	531

		3,776

	Total Consumer Staples	5,094

	Energy — 2.0%
	Energy Equipment & Services — 0.4%
98	Drillships Ocean Ventures, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	28
294	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	123
367	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	70
1,079	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	445

		666

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Oil, Gas & Consumable Fuels — 1.6%
97	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	96
134	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	132
407	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	382
875	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	705
715	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	97
716	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	624
799	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	282
310	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 12.000%, 12/31/18 (d)	6
601	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	90

		2,414

	Total Energy	3,080

	Financials — 0.5%
	Diversified Financial Services — 0.5%
957	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	857

	Health Care — 1.3%
	Biotechnology — 0.2%
251	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	250

	Health Care Providers & Services — 0.5%
140	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 4.500%, 02/16/23 ^	140
108	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	106
511	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	495

		741

	Pharmaceuticals — 0.6%
472	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.439%, 02/27/21	470
217	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	211
347	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	324

		1,005

	Total Health Care	1,996

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrials — 1.3%
	Airlines — 0.2%
388	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	387

	Building Products — 0.3%
496	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	447

	Construction & Engineering — 0.1%
108	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	106

	Industrial Conglomerates — 0.1%
286	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	194

	Machinery — 0.4%
618	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	589

	Marine — 0.2%
416	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	164
460	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	208

		372

	Total Industrials	2,095

	Information Technology — 0.2%
	Electronic Equipment, Instruments & Components — 0.2%
385	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	362

	Materials — 1.9%
	Chemicals — 1.2%
1,001	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	986
502	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	487
449	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	446

		1,919

	Construction Materials — 0.0% (g)
44	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	44

	Metals & Mining — 0.7%
234	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	208
1,100	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 4.250%, 06/30/19	843

		1,051

	Total Materials	3,014

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
241	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	230
1,045	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	1,044
435	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	421
379	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	367
141	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	140

	Total Telecommunication Services	2,202

	Utilities — 0.9%
	Electric Utilities — 0.9%
195	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	183
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	509
1,750	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	478
1,175	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.906%, 10/10/17 (d)	311

	Total Utilities	1,481

	Total Loan Assignments (Cost $40,024)	32,839

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.5%
	Investment Company — 0.5%
810	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $810)	810

	Total Investments — 96.7% (Cost $168,224)	152,107
	Other Assets in Excess of Liabilities — 3.3%	5,192

	NET ASSETS — 100.0%	$157,299

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	265

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — 14.2%
4,000	Financing Corp. STRIPS, 1.389%, 11/30/17 (n)	3,930
7,469	New Valley Generation I, 7.299%, 03/15/19	8,128
2,740	New Valley Generation II, 5.572%, 05/01/20	2,980

	Total U.S. Government Agency Securities (Cost $14,915)	15,038

U.S. Treasury Obligations — 84.6%
	U.S. Treasury Notes,
8,500	0.625%, 04/30/18	8,465
10,000	0.750%, 10/31/17	9,994
4,095	0.875%, 12/31/16	4,102
10,000	0.875%, 04/30/17	10,017
675	0.875%, 07/31/19	672
1,325	1.000%, 06/30/19	1,326
2,000	1.000%, 08/31/19	1,998
3,000	1.125%, 03/31/20	2,997
6,000	1.250%, 10/31/18	6,059
4,000	1.250%, 02/29/20	4,017
8,000	1.500%, 10/31/19	8,123
8,000	1.750%, 10/31/18	8,190
3,500	2.125%, 08/31/20	3,638
6,000	2.625%, 04/30/16	6,022
5,000	2.875%, 03/31/18	5,211
4,405	3.125%, 01/31/17	4,502
4,000	3.250%, 12/31/16	4,085

	Total U.S. Treasury Obligations (Cost $88,883)	89,418

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.8%
	Investment Company — 0.8%
868	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.170%, (b) (l) (Cost $868)	868

	Total Investments — 99.6% (Cost $104,666)	105,324
	Other Assets in Excess of Liabilities — 0.4%	387

	NET ASSETS — 100.0%	$105,711

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

ACES	— Alternative Credit Enhancement Securities
ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2016.
AUD	— Australian Dollar
CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor-In-Possession
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2016. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MLP	— Master Limited Partnership
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2016.
USD	— United States Dollar
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 29, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2016.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of February 29, 2016.

^	— All or a portion of the security is unsettled as of February 29, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$86,120

[1] Security matures in 2115.
[2] Security matures in 2110.
[3] Security matures in 2105.
[4] Security matures in 2111.
[5] Security matures in 2114.
[6] Security matures in 2112.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	267

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$27,661,719	$4,533,511	$1,257,517
Investments in affiliates, at value	2,123,872	206,704	47,069

Total investment securities, at value	29,785,591	4,740,215	1,304,586
Cash	472	458	—
Foreign currency, at value	—	18	—
Deposits at broker for futures contracts	—	15	—
Receivables:
Investment securities sold	8,274	3,428	10
Fund shares sold	79,309	10,683	4,679
Interest and dividends from non-affiliates	105,719	29,300	4,155
Dividends from affiliates	493	46	10
Tax reclaims	—	43	—
Variation margin on futures contracts	—	11	—
Unrealized appreciation on forward foreign currency exchange contracts	—	147	—

Total Assets	29,979,858	4,784,364	1,313,440

LIABILITIES:
Payables:
Due to custodian	—	—	1
Investment securities purchased	131,784	9,036	—
Investment securities purchased — delayed delivery securities	295,774	9,044	—
Fund shares redeemed	23,283	2,800	5,431
Unrealized depreciation on forward foreign currency exchange contracts	—	280	—
Unrealized depreciation on unfunded commitments	7	—	—
Variation margin on centrally cleared swaps	—	297	—
Accrued liabilities:
Investment advisory fees	5,619	911	217
Administration fees	1,201	295	79
Distribution fees	1,225	331	186
Shareholder servicing fees	1,714	65	14
Custodian and accounting fees	368	66	21
Collateral management fees	—	27	—
Trustees’ and Chief Compliance Officer’s fees	31	7	—
Audit fees	66	75	41
Sub-transfer agent fees	2,813	363	527
Other	1,419	165	141

Total Liabilities	465,304	23,762	6,658

Net Assets	$29,514,554	$4,760,602	$1,306,782

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$28,629,011	$4,776,608	$1,234,496
Accumulated undistributed (distributions in excess of) net investment income	7,707	1,529	258
Accumulated net realized gains (losses)	14,304	(19,509)	386
Net unrealized appreciation (depreciation)	863,532	1,974	71,642

Total Net Assets	$29,514,554	$4,760,602	$1,306,782

Net Assets:
Class A	$3,071,916	$836,190	$574,262
Class C	978,417	263,986	73,435
Class R2	113,488	34,621	61,217
Class R5	446,658	—	—
Class R6	13,142,391	2,388,798	—
Institutional Class	—	804,375	—
Select Class	11,761,684	432,632	597,868

Total	$29,514,554	$4,760,602	$1,306,782

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	261,508	102,615	52,874
Class C	82,807	32,227	6,783
Class R2	9,674	4,251	5,642
Class R5	38,100	—	—
Class R6	1,118,364	293,080	—
Institutional Class	—	98,634	—
Select Class	1,002,070	53,119	55,070

Net Asset Value (a):
Class A — Redemption price per share	$11.75	$8.15	$10.86
Class C — Offering price per share (b)	11.82	8.19	10.83
Class R2 — Offering and redemption price per share	11.73	8.14	10.85
Class R5 — Offering and redemption price per share	11.72	—	—
Class R6 — Offering and redemption price per share	11.75	8.15	—
Institutional Class — Offering and redemption price per share	—	8.16	—
Select Class — Offering and redemption price per share	11.74	8.14	10.86
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.21	$8.47	$11.28

Cost of investments in non-affiliates	$26,798,180	$4,531,343	$1,185,875
Cost of investments in affiliates	2,123,872	206,704	47,069
Cost of foreign currency	—	19	—
Premiums paid on swaps	—	10,471	—
Premiums received on swaps	—	1,268	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	269

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$8,694,329	$1,543,269	$1,171,988
Investments in affiliates, at value	334,955	8,550	80,081
Investments in affiliates — restricted, at value	—	86,120	—

Total investment securities, at value	9,029,284	1,637,939	1,252,069
Cash	1,302	272	—	(a)
Receivables:
Investment securities sold	51,411	10,528	35
Fund shares sold	166,045	414	990
Interest and dividends from non-affiliates	162,614	8,230	1,603
Dividends from affiliates	76	1	22
Tax reclaims	693	—	—

Total Assets	9,411,425	1,657,384	1,254,719

LIABILITIES:
Payables:
Investment securities purchased	92,025	3,953	—
Fund shares redeemed	23,428	10,612	967
Outstanding swap contracts, at value	—	81,690	—
Accrued liabilities:
Investment advisory fees	4,103	427	158
Administration fees	455	104	29
Distribution fees	273	12	71
Shareholder servicing fees	27	63	54
Custodian and accounting fees	110	20	18
Collateral management fees	—	36	—
Trustees’ and Chief Compliance Officer’s fees	13	3	2
Audit fees	60	55	43
Sub-transfer agent fees	1,309	58	57
Other	951	521	74

Total Liabilities	122,754	97,554	1,473

Net Assets	$9,288,671	$1,559,830	$1,253,246

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$10,619,286	$1,628,131	$1,333,067
Accumulated undistributed (distributions in excess of) net investment income	5,287	(229)	(245)
Accumulated net realized gains (losses)	(269,050)	(9,552)	(71,107)
Net unrealized appreciation (depreciation)	(1,066,852)	(58,520)	(8,469)

Total Net Assets	$9,288,671	$1,559,830	$1,253,246

Net Assets:
Class A	$859,215	$51,090	$198,338
Class C	197,406	3,534	50,910
Class R2	8,533	363	—
Class R5	57,112	11,844	—
Class R6	3,685,406	798,786	680,614
Select Class	4,480,999	694,213	323,384

Total	$9,288,671	$1,559,830	$1,253,246

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	129,224	5,040	19,900
Class C	29,645	350	5,164
Class R2	1,284	36	—
Class R5	8,536	1,164	—
Class R6	551,608	78,700	68,193
Select Class	670,409	68,490	32,455

Net Asset Value (a):
Class A — Redemption price per share	$6.65	$10.14	$9.97
Class C — Offering price per share (b)	6.66	10.09	9.86
Class R2 — Offering and redemption price per share	6.64	10.14	—
Class R5 — Offering and redemption price per share	6.69	10.18	—
Class R6 — Offering and redemption price per share	6.68	10.15	9.98
Select Class — Offering and redemption price per share	6.68	10.14	9.96
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$6.91	$10.54	$10.20

Cost of investments in non-affiliates	$9,761,181	$1,520,099	$1,180,457
Cost of investments in affiliates	334,955	8,550	80,081
Cost of investments in affiliates — restricted	—	86,120	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	271

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,417,039		$10,928,355	$151,297	$104,456
Investments in affiliates, at value	266,162		33,996	810	868

Total investment securities, at value	2,683,201		10,962,351	152,107	105,324
Cash	20		—	120	—
Due from custodian	—		—	366	—
Receivables:
Investment securities sold	681		24,971	3,139	—
Fund shares sold	8,792		10,525	—	19
Interest and dividends from non-affiliates	6,446		40,632	2,276	656
Dividends from affiliates	71		11	1	—	(a)
Tax reclaims	—		—	16	—
Other assets	—		—	11	—

Total Assets	2,699,211		11,038,490	158,036	105,999

LIABILITIES:
Payables:
Due to custodian	—		194	—	—
Investment securities purchased	841		25,096	546	—
Investment securities purchased — delayed delivery securities	5,410		—	—	—
Fund shares redeemed	5,705		51,699	40	181
Unrealized depreciation on unfunded commitments	—	(a)	2	—	—
Accrued liabilities:
Investment advisory fees	440		1,946	49	3
Administration fees	—		557	1	—
Distribution fees	51		170	1	7
Shareholder servicing fees	122		1,226	13	19
Custodian and accounting fees	90		117	12	9
Trustees’ and Chief Compliance Officer’s fees	4		14	1	—	(a)
Audit fees	46		42	68	43
Sub-transfer agent fees	101		904	1	6
Other	112		621	5	20

Total Liabilities	12,922		82,588	737	288

Net Assets	$2,686,289		$10,955,902	$157,299	$105,711

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,605,105	$10,955,898	$183,391	$105,050
Accumulated undistributed (distributions in excess of) net investment income	838	1,645	101	2
Accumulated net realized gains (losses)	65	236	(10,076)	1
Net unrealized appreciation (depreciation)	80,281	(1,877)	(16,117)	658

Total Net Assets	$2,686,289	$10,955,902	$157,299	$105,711

Net Assets:
Class A	$209,213	$528,045	$2,570	$34,618
Class C	19,275	110,872	264	—
Class R6	1,384,768	3,171,892	45,491	—
Select Class	1,073,033	7,145,093	108,974	71,093

Total	$2,686,289	$10,955,902	$157,299	$105,711

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	17,950	48,760	290	3,673
Class C	1,697	10,174	30	—
Class R6	121,675	292,558	5,132	—
Select Class	94,266	658,852	12,297	7,549

Net Asset Value (a):
Class A — Redemption price per share	$11.66	$10.83	$8.87	$9.42
Class C — Offering price per share (b)	11.36	10.90	8.85	—
Class R6 — Offering and redemption price per share	11.38	10.84	8.86	—
Select Class — Offering and redemption price per share	11.38	10.84	8.86	9.42
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.11	$11.08	$9.07	$9.64

Cost of investments in non-affiliates	$2,336,758	$10,930,230	$167,414	$103,798
Cost of investments in affiliates	266,162	33,996	810	868

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	273

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$826,033	$156,204	$37,286
Interest income from affiliates	—	— (a)	—
Dividend income from non-affiliates	—	267	—
Dividend income from affiliates	2,233	227	30

Total investment income	828,266	156,698	37,316

EXPENSES:
Investment advisory fees	87,114	12,992	3,893
Administration fees	23,797	3,549	1,064
Distribution fees:
Class A	9,227	1,770	1,475
Class B (b)	42	3	7
Class C	7,407	1,924	555
Class R2	562	136	272
Shareholder servicing fees:
Class A	9,227	1,770	1,475
Class B (b)	14	1	2
Class C	2,469	642	185
Class R2	281	68	136
Class R5	192	—	—
Institutional Class	—	690	—
Select Class	31,833	2,993	1,446
Custodian and accounting fees	902	309	46
Interest expense to affiliates	—	— (a)	—
Professional fees	911	321	77
Collateral management fees	—	41	—
Interest expense to non-affiliates	—	2	—
Trustees’ and Chief Compliance Officer’s fees	264	40	11
Printing and mailing costs	3,291	341	112
Registration and filing fees	749	334	81
Transfer agent fees (See Note 2.I.)	546	118	305
Sub-transfer agent fees (See Note 2.I.)	9,860	1,483	2,023
Other	272	44	21

Total expenses	188,960	29,571	13,186

Less fees waived	(34,566)	(3,454)	(3,455)
Less earnings credits	(1)	— (a)	—
Less expense reimbursements	(134)	(226)	(878)

Net expenses	154,259	25,891	8,853

Net investment income (loss)	674,007	130,807	28,463

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	65,200	(19,762)	618
Futures	—	1,327	—
Foreign currency transactions	—	1,035	—
Options written	—	(109)	—
Swaps	—	(418)	—

Net realized gain (loss)	65,200	(17,927)	618

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(230,881)	(96,876)	1,041
Futures	—	266	—
Foreign currency translations	—	(577)	—
Swaps	—	256	—
Unfunded commitments	345	22	—

Change in net unrealized appreciation/depreciation	(230,536)	(96,909)	1,041

Net realized/unrealized gains (losses)	(165,336)	(114,836)	1,659

Change in net assets resulting from operations	$508,671	$15,971	$30,122

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$632,847	$35,009	$16,813
Interest income from affiliates	—	42	—
Dividend income from non-affiliates	4,571	—	—
Dividend income from affiliates	394	23	161

Total investment income	637,812	35,074	16,974

EXPENSES:
Investment advisory fees	63,867	5,929	3,084
Administration fees	8,052	1,388	1,011
Distribution fees:
Class A	2,024	134	526
Class B (a)	9	—	— (b)
Class C	1,820	29	381
Class R2	51	1	—
Shareholder servicing fees:
Class A	2,024	134	526
Class B (a)	3	—	— (b)
Class C	607	10	127
Class R2	25	— (b)	—
Class R5	33	6	—
Select Class	15,079	2,468	1,650
Custodian and accounting fees	189	159	97
Professional fees	755	103	81
Collateral management fees	—	53	—
Trustees’ and Chief Compliance Officer’s fees	100	16	12
Printing and mailing costs	1,433	2	73
Registration and filing fees	323	92	117
Transfer agent fees (See Note 2.I.)	1,104	28	57
Sub-transfer agent fees (See Note 2.I.)	6,152	174	240
Other	114	19	17

Total expenses	103,764	10,745	7,999

Less fees waived	(23,364)	(1,345)	(2,433)
Less earnings credits	(1)	—	—
Less expense reimbursements	(1,017)	(81)	— (b)

Net expenses	79,382	9,319	5,566

Net investment income (loss)	558,430	25,755	11,408

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(218,886)	(241)	(165)
Swaps	—	(6,047)	—

Net realized gain (loss)	(218,886)	(6,288)	(165)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,242,298)	(4,350)	(6,628)
Swaps	—	(28,601)	—

Change in net unrealized appreciation/depreciation	(1,242,298)	(32,951)	(6,628)

Net realized/unrealized gains (losses)	(1,461,184)	(39,239)	(6,793)

Change in net assets resulting from operations	$(902,754)	$(13,484)	$4,615

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$82,459	$154,456	$10,733	$1,276
Interest income from affiliates	—	—	— (a)	—
Dividend income from non-affiliates	—	—	81	—
Dividend income from affiliates	243	24	6	1

Total investment income	82,702	154,480	10,820	1,277

EXPENSES:
Investment advisory fees	9,019	26,942	1,047	344
Administration fees	2,112	8,832	172	94
Distribution fees:
Class A	405	972	9	66
Class B (b)	—	1	—	—	(a)
Class C	75	860	2	—
Shareholder servicing fees:
Class A	405	972	9	66
Class B (b)	—	— (a)	—	—	(a)
Class C	25	287	1	—
Select Class	2,612	18,409	361	221
Custodian and accounting fees	234	249	44	14
Interest expense to affiliates	—	—	— (a)	—
Professional fees	136	297	110	67
Trustees’ and Chief Compliance Officer’s fees	26	98	2	1
Printing and mailing costs	58	1,208	13	1
Registration and filing fees	103	297	45	42
Transfer agent fees (See Note 2.I.)	44	109	4	6
Sub-transfer agent fees (See Note 2.I.)	160	4,108	2	24
Other	35	106	9	7

Total expenses	15,449	63,747	1,830	953

Less fees waived	(6,948)	(9,789)	(561)	(371)
Less earnings credits	—	— (a)	— (a)	—
Less expense reimbursements	—	— (a)	— (a)	—	(a)

Net expenses	8,501	53,958	1,269	582

Net investment income (loss)	74,201	100,522	9,551	695

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,786	6,262	(6,903)	93
Foreign currency transactions	—	—	8	—

Net realized gain (loss)	1,786	6,262	(6,895)	93

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,374	(41,867)	(12,081)	259
Foreign currency translations	—	—	— (a)	—
Unfunded commitments	28	88	—	—

Change in net unrealized appreciation/depreciation	2,402	(41,779)	(12,081)	259

Net realized/unrealized gains (losses)	4,188	(35,517)	(18,976)	352

Change in net assets resulting from operations	$78,389	$65,005	$(9,425)	$1,047

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$674,007	$609,428	$130,807	$94,220
Net realized gain (loss)	65,200	28,085	(17,927)	28,422
Change in net unrealized appreciation/depreciation	(230,536)	437,884	(96,909)	26,174

Change in net assets resulting from operations	508,671	1,075,397	15,971	148,816

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(77,176)	(117,638)	(20,653)	(13,728)
From net realized gains	(5,773)	(5,971)	(1,670)	(3,621)
Class B (a)
From net investment income	(58)	(385)	(6)	(42)
From net realized gains	—	(26)	—	(10)
Class C
From net investment income	(14,251)	(18,211)	(5,609)	(6,015)
From net realized gains	(1,845)	(1,320)	(548)	(1,704)
Class R2
From net investment income	(2,105)	(2,424)	(678)	(446)
From net realized gains	(213)	(141)	(66)	(129)
Class R5
From net investment income	(9,514)	(9,271)	—	—
From net realized gains	(735)	(465)	—	—
Class R6
From net investment income	(283,647)	(205,056)	(47,065)	(16,657)
From net realized gains	(24,825)	(9,992)	(5,085)	(3,278)
Institutional Class
From net investment income	—	—	(21,960)	(12,717)
From net realized gains	—	—	(1,564)	(3,486)
Select Class
From net investment income	(295,000)	(274,739)	(36,145)	(44,527)
From net realized gains	(21,607)	(14,890)	(758)	(9,745)

Total distributions to shareholders	(736,749)	(660,529)	(141,807)	(116,105)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,376,925	4,873,014	1,022,920	1,365,683

NET ASSETS:
Change in net assets	1,148,847	5,287,882	897,084	1,398,394
Beginning of period	28,365,707	23,077,825	3,863,518	2,465,124

End of period	$29,514,554	$28,365,707	$4,760,602	$3,863,518

Accumulated undistributed (distributions in excess of) net investment income	$7,707	$15,306	$1,529	$2,275

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,463	$34,184	$558,430	$555,666
Net realized gain (loss)	618	47,654	(218,886)	105,485
Change in net unrealized appreciation/depreciation	1,041	(25,923)	(1,242,298)	(358,507)

Change in net assets resulting from operations	30,122	55,915	(902,754)	302,644

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(13,051)	(15,985)	(45,574)	(50,070)
From net realized gains	(8,104)	(12,215)	(492)	(18,104)
Class B (a)
From net investment income	(13)	(62)	(41)	(252)
From net realized gains	—	(66)	—	(101)
Class C
From net investment income	(1,092)	(1,302)	(11,837)	(14,294)
From net realized gains	(968)	(1,424)	(126)	(6,230)
Class R2
From net investment income	(1,080)	(1,069)	(525)	(542)
From net realized gains	(757)	(944)	(6)	(231)
Class R5
From net investment income	—	—	(3,813)	(4,898)
From net realized gains	—	—	(36)	(1,782)
Class R6
From net investment income	—	—	(161,050)	(122,551)
From net realized gains	—	—	(2,073)	(52,127)
Select Class
From net investment income	(14,519)	(14,374)	(337,926)	(375,155)
From net realized gains	(8,055)	(10,012)	(3,062)	(133,548)

Total distributions to shareholders	(47,639)	(57,453)	(566,561)	(779,885)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	49,839	(232,430)	483,159	(282,924)

NET ASSETS:
Change in net assets	32,322	(233,968)	(986,156)	(760,165)
Beginning of period	1,274,460	1,508,428	10,274,827	11,034,992

End of period	$1,306,782	$1,274,460	$9,288,671	$10,274,827

Accumulated undistributed (distributions in excess of) net investment income	$258	$1,550	$5,287	$7,734

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$25,755	$21,091	$11,408	$7,905
Net realized gain (loss)	(6,288)	3,932	(165)	202
Change in net unrealized appreciation/depreciation	(32,951)	(26,225)	(6,628)	3,701

Change in net assets resulting from operations	(13,484)	(1,202)	4,615	11,808

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(751)	(755)	(1,452)	(1,314)
Class B (a)
From net investment income	—	—	—	(1)
Class C
From net investment income	(30)	(29)	(97)	(116)
Class R2
From net investment income	(2)	(1)	—	—
Class R5
From net investment income	(196)	(173)	—	—
Class R6
From net investment income	(10,023)	(5,444)	(3,706)	(250)
Select Class
From net investment income	(15,877)	(15,400)	(6,303)	(5,774)

Total distributions to shareholders	(26,879)	(21,802)	(11,558)	(7,455)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(183,626)	293,513	322,424	123,361

NET ASSETS:
Change in net assets	(223,989)	270,509	315,481	127,714
Beginning of period	1,783,819	1,513,310	937,765	810,051

End of period	$1,559,830	$1,783,819	$1,253,246	$937,765

Accumulated undistributed (distributions in excess of) net investment income	$(229)	$(449)	$(245)	$(208)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$74,201	$82,514	$100,522	$102,465
Net realized gain (loss)	1,786	3,617	6,262	6,240
Change in net unrealized appreciation/depreciation	2,402	17,451	(41,779)	(27,475)

Change in net assets resulting from operations	78,389	103,582	65,005	81,230

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(4,236)	(4,165)	(2,421)	(1,380)
From net realized gains	(150)	(144)	(425)	(134)
Class B (a)
From net investment income	—	—	— (b)	(1)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	(225)	(170)	(147)	(157)
From net realized gains	(9)	(8)	(87)	(76)
Class R6
From net investment income	(41,985)	(47,882)	(33,410)	(32,280)
From net realized gains	(1,179)	(1,456)	(2,444)	(1,707)
Select Class
From net investment income	(30,537)	(33,581)	(64,725)	(65,566)
From net realized gains	(880)	(1,080)	(5,599)	(4,604)

Total distributions to shareholders	(79,201)	(88,486)	(109,258)	(105,905)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	101,972	(234,337)	(101,531)	111,157

NET ASSETS:
Change in net assets	101,160	(219,241)	(145,784)	86,482
Beginning of period	2,585,129	2,804,370	11,101,686	11,015,204

End of period	$2,686,289	$2,585,129	$10,955,902	$11,101,686

Accumulated undistributed (distributions in excess of) net investment income	$838	$3,620	$1,645	$1,826

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,551	$12,012	$695	$1,219
Net realized gain (loss)	(6,895)	(3,225)	93	411
Change in net unrealized appreciation/depreciation	(12,081)	(5,301)	259	(1,151)

Change in net assets resulting from operations	(9,425)	3,486	1,047	479

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(134)	(75)	(134)	(220)
From net realized gains	—	(1)	(26)	(102)
Class B (a)
From net investment income	—	—	—	— (b)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	(11)	(8)	—	—
From net realized gains	—	— (b)	—	—
Class R6
From net investment income	(2,816)	(3,142)	—	—
From net realized gains	—	(34)	—	—
Select Class
From net investment income	(6,607)	(8,779)	(586)	(1,010)
From net realized gains	—	(123)	(84)	(360)

Total distributions to shareholders	(9,568)	(12,162)	(830)	(1,692)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(79,606)	20,173	(24,709)	(45,738)

NET ASSETS:
Change in net assets	(98,599)	11,497	(24,492)	(46,951)
Beginning of period	255,898	244,401	130,203	177,154

End of period	$157,299	$255,898	$105,711	$130,203

Accumulated undistributed (distributions in excess of) net investment income	$101	$195	$2	$27

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,289,184	$1,455,300	$461,853	$375,247
Distributions reinvested	77,471	116,962	21,470	16,543
Cost of shares redeemed	(3,307,992)	(1,858,712)	(224,501)	(134,001)
Conversion from Class B Shares	16,134	242	1,021	12

Change in net assets resulting from Class A capital transactions	$(1,925,203)	$(286,208)	$259,843	$257,801

Class B (a)
Proceeds from shares issued	$35	$67	$12	$153
Distributions reinvested	57	400	6	49
Cost of shares redeemed	(3,500)	(7,770)	(322)	(860)
Conversion to Class A Shares	(16,134)	(242)	(1,021)	(12)

Change in net assets resulting from Class B capital transactions	$(19,542)	$(7,545)	$(1,325)	$(670)

Class C
Proceeds from shares issued	$153,635	$108,054	$82,689	$61,325
Distributions reinvested	14,985	18,255	5,774	7,498
Cost of shares redeemed	(230,260)	(312,962)	(71,859)	(71,395)

Change in net assets resulting from Class C capital transactions	$(61,640)	$(186,653)	$16,604	$(2,572)

Class R2
Proceeds from shares issued	$34,628	$41,084	$27,876	$11,265
Distributions reinvested	2,138	2,284	471	431
Cost of shares redeemed	(40,726)	(36,991)	(12,096)	(4,802)

Change in net assets resulting from Class R2 capital transactions	$(3,960)	$6,377	$16,251	$6,894

Class R5
Proceeds from shares issued	$206,211	$154,586	$—	$—
Distributions reinvested	7,651	7,389	—	—
Cost of shares redeemed	(126,009)	(132,106)	—	—

Change in net assets resulting from Class R5 capital transactions	$87,853	$29,869	$—	$—

Class R6
Proceeds from shares issued	$6,249,156	$3,823,211	$1,783,621	$581,967
Distributions reinvested	296,498	206,740	48,212	13,357
Cost of shares redeemed	(2,896,201)	(1,235,227)	(236,828)	(98,169)

Change in net assets resulting from Class R6 capital transactions	$3,649,453	$2,794,724	$1,595,005	$497,155

Institutional Class
Proceeds from shares issued	$—	$—	$343,641	$407,091
Distributions reinvested	—	—	22,760	15,136
Cost of shares redeemed	—	—	(161,023)	(67,343)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$205,378	$354,884

Select Class
Proceeds from shares issued	$5,814,466	$5,113,990	$308,123	$267,052
Distributions reinvested	267,721	251,415	35,211	52,906
Cost of shares redeemed	(6,432,223)	(2,842,955)	(1,412,170)	(67,767)

Change in net assets resulting from Select Class capital transactions	$(350,036)	$2,522,450	$(1,068,836)	$252,191

Total change in net assets resulting from capital transactions	$1,376,925	$4,873,014	$1,022,920	$1,365,683

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Core Bond Fund		Core Plus Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	110,021	123,819	56,139	44,837
Reinvested	6,617	9,965	2,618	1,980
Redeemed	(281,776)	(158,234)	(27,302)	(16,031)
Conversion from Class B Shares	1,378	21	123	1

Change in Class A Shares	(163,760)	(24,429)	31,578	30,787

Class B (a)
Issued	3	7	1	19
Reinvested	5	34	1	6
Redeemed	(298)	(662)	(39)	(103)
Conversion to Class A Shares	(1,378)	(21)	(122)	(1)

Change in Class B Shares	(1,668)	(642)	(159)	(79)

Class C
Issued	13,038	9,196	10,016	7,289
Reinvested	1,274	1,547	700	894
Redeemed	(19,545)	(26,560)	(8,692)	(8,506)

Change in Class C Shares	(5,233)	(15,817)	2,024	(323)

Class R2
Issued	2,961	3,507	3,383	1,347
Reinvested	183	195	57	51
Redeemed	(3,480)	(3,156)	(1,466)	(574)

Change in Class R2 Shares	(336)	546	1,974	824

Class R5
Issued	17,692	13,196	—	—
Reinvested	655	630	—	—
Redeemed	(10,781)	(11,259)	—	—

Change in Class R5 Shares	7,566	2,567	—	—

Class R6
Issued	533,969	324,582	217,064	69,757
Reinvested	25,344	17,592	5,900	1,598
Redeemed	(247,410)	(105,096)	(28,834)	(11,693)

Change in Class R6 Shares	311,903	237,078	194,130	59,662

Institutional Class
Issued	—	—	41,799	48,549
Reinvested	—	—	2,772	1,809
Redeemed	—	—	(19,545)	(8,038)

Change in Institutional Class Shares	—	—	25,026	42,320

Select Class
Issued	495,668	436,016	37,482	31,956
Reinvested	22,898	21,425	4,271	6,336
Redeemed	(550,438)	(242,023)	(172,400)	(8,081)

Change in Select Class Shares	(31,872)	215,418	(130,647)	30,211

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$275,090	$231,623	$672,055	$458,894
Distributions reinvested	12,237	17,205	42,259	59,910
Cost of shares redeemed	(291,606)	(346,353)	(567,419)	(711,595)
Conversion from Class B Shares	2,720	115	3,096	90

Change in net assets resulting from Class A capital transactions	$(1,559)	$(97,410)	$149,991	$(192,701)

Class B (a)
Proceeds from shares issued	$30	$34	$43	$168
Distributions reinvested	11	106	38	320
Cost of shares redeemed	(671)	(1,310)	(1,333)	(2,058)
Conversion to Class A Shares	(2,720)	(115)	(3,096)	(90)

Change in net assets resulting from Class B capital transactions	$(3,350)	$(1,285)	$(4,348)	$(1,660)

Class C
Proceeds from shares issued	$19,726	$13,435	$26,897	$46,625
Distributions reinvested	1,634	2,149	10,999	18,761
Cost of shares redeemed	(24,327)	(24,219)	(84,351)	(87,665)

Change in net assets resulting from Class C capital transactions	$(2,967)	$(8,635)	$(46,455)	$(22,279)

Class R2
Proceeds from shares issued	$28,842	$27,546	$3,650	$3,931
Distributions reinvested	1,175	1,252	431	619
Cost of shares redeemed	(21,862)	(25,127)	(4,621)	(4,518)

Change in net assets resulting from Class R2 capital transactions	$8,155	$3,671	$(540)	$32

Class R5
Proceeds from shares issued	$—	$—	$19,127	$27,913
Distributions reinvested	—	—	3,552	6,295
Cost of shares redeemed	—	—	(32,841)	(56,818)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$(10,162)	$(22,610)

Class R6
Proceeds from shares issued	$—	$—	$2,263,337	$813,918
Distributions reinvested	—	—	149,887	150,119
Cost of shares redeemed	—	—	(276,392)	(1,070,798)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$2,136,832	$(106,761)

Select Class
Proceeds from shares issued	$207,849	$192,177	$2,078,892	$2,850,553
Distributions reinvested	17,840	18,625	228,026	328,352
Cost of shares redeemed	(176,129)	(339,573)	(4,049,077)	(3,115,850)

Change in net assets resulting from Select Class capital transactions	$49,560	$(128,771)	$(1,742,159)	$63,055

Total change in net assets resulting from capital transactions	$49,839	$(232,430)	$483,159	$(282,924)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Government Bond Fund		High Yield Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	25,337	20,945	94,167	58,200
Reinvested	1,132	1,561	5,918	7,700
Redeemed	(26,828)	(31,326)	(79,106)	(90,144)
Conversion from Class B Shares	249	10	407	11

Change in Class A Shares	(110)	(8,810)	21,386	(24,233)

Class B (a)
Issued	3	3	6	21
Reinvested	1	9	5	41
Redeemed	(62)	(119)	(174)	(260)
Conversion to Class A Shares	(249)	(10)	(406)	(11)

Change in Class B Shares	(307)	(117)	(569)	(209)

Class C
Issued	1,820	1,221	3,719	5,843
Reinvested	152	196	1,526	2,413
Redeemed	(2,245)	(2,201)	(11,691)	(11,129)

Change in Class C Shares	(273)	(784)	(6,446)	(2,873)

Class R2
Issued	2,662	2,490	506	499
Reinvested	109	114	60	80
Redeemed	(2,015)	(2,275)	(652)	(575)

Change in Class R2 Shares	756	329	(86)	4

Class R5
Issued	—	—	2,616	3,496
Reinvested	—	—	490	803
Redeemed	—	—	(4,483)	(7,115)

Change in Class R5 Shares	—	—	(1,377)	(2,816)

Class R6
Issued	—	—	313,320	102,265
Reinvested	—	—	21,110	19,262
Redeemed	—	—	(39,034)	(136,937)

Change in Class R6 Shares	—	—	295,396	(15,410)

Select Class
Issued	19,141	17,407	288,780	361,698
Reinvested	1,650	1,691	31,426	41,959
Redeemed	(16,199)	(30,800)	(564,957)	(391,756)

Change in Select Class Shares	4,592	(11,702)	(244,751)	11,901

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,190	$13,756	$92,942	$97,098
Distributions reinvested	751	754	1,391	1,248
Cost of shares redeemed	(22,673)	(22,149)	(99,104)	(80,844)
Conversion from Class B Shares	—	—	122	3

Change in net assets resulting from Class A capital transactions	$(6,732)	$(7,639)	$(4,649)	$17,505

Class B (a)
Proceeds from shares issued	$—	$—	$4	$7
Distributions reinvested	—	—	—	1
Cost of shares redeemed	—	—	(86)	(61)
Conversion to Class A Shares	—	—	(122)	(3)

Change in net assets resulting from Class B capital transactions	$—	$—	$(204)	$(56)

Class C
Proceeds from shares issued	$622	$800	$14,826	$13,443
Distributions reinvested	30	29	92	113
Cost of shares redeemed	(1,485)	(1,569)	(17,520)	(17,701)

Change in net assets resulting from Class C capital transactions	$(833)	$(740)	$(2,602)	$(4,145)

Class R2
Proceeds from shares issued	$358	$9	$—	$—
Distributions reinvested	2	1	—	—
Cost of shares redeemed	(80)	(53)	—	—

Change in net assets resulting from Class R2 capital transactions	$280	$(43)	$—	$—

Class R5
Proceeds from shares issued	$1,524	$1,230	$—	$—
Distributions reinvested	196	173	—	—
Cost of shares redeemed	(2,211)	(1,392)	—	—

Change in net assets resulting from Class R5 capital transactions	$(491)	$11	$—	$—

Class R6
Proceeds from shares issued	$424,960	$190,068	$734,862	$31,791
Distributions reinvested	9,688	5,439	3,224	242
Cost of shares redeemed	(128,254)	(22,369)	(97,953)	(8,084)

Change in net assets resulting from Class R6 capital transactions	$306,394	$173,138	$640,133	$23,949

Select Class
Proceeds from shares issued	$156,573	$383,233	$411,901	$231,729
Distributions reinvested	9,612	10,068	5,449	5,329
Cost of shares redeemed	(648,429)	(264,515)	(727,604)	(150,950)

Change in net assets resulting from Select Class capital transactions	$(482,244)	$128,786	$(310,254)	$86,108

Total change in net assets resulting from capital transactions	$(183,626)	$293,513	$322,424	$123,361

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	1,480	1,317	9,289	9,715
Reinvested	74	72	139	125
Redeemed	(2,217)	(2,123)	(9,915)	(8,088)
Conversion from Class B Shares	—	—	12	— (a)

Change in Class A Shares	(663)	(734)	(475)	1,752

Class B (b)
Issued	—	—	—	2
Reinvested	—	—	—	— (a)
Redeemed	—	—	(9)	(7)
Conversion to Class A Shares	—	—	(12)	— (a)

Change in Class B Shares	—	—	(21)	(5)

Class C
Issued	61	77	1,499	1,358
Reinvested	3	3	9	12
Redeemed	(145)	(150)	(1,771)	(1,790)

Change in Class C Shares	(81)	(70)	(263)	(420)

Class R2
Issued	36	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(8)	(5)	—	—

Change in Class R2 Shares	28	(5)	—	—

Class R5
Issued	149	119	—	—
Reinvested	19	16	—	—
Redeemed	(217)	(133)	—	—

Change in Class R5 Shares	(49)	2	—	—

Class R6
Issued	41,783	18,212	73,445	3,171
Reinvested	950	517	323	24
Redeemed	(12,685)	(2,143)	(9,797)	(807)

Change in Class R6 Shares	30,048	16,586	63,971	2,388

Select Class
Issued	15,343	36,630	41,154	23,173
Reinvested	941	958	545	533
Redeemed	(63,764)	(25,396)	(72,883)	(15,088)

Change in Select Class Shares	(47,480)	12,192	(31,184)	8,618

(a)	Amount rounds to less than 1,000 shares.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$122,386	$50,428	$473,231	$114,930
Distributions reinvested	4,295	4,209	2,760	1,429
Cost of shares redeemed	(56,848)	(66,432)	(172,446)	(130,192)
Conversion from Class B Shares	—	—	363	30

Change in net assets resulting from Class A capital transactions	$69,833	$(11,795)	$303,908	$(13,803)

Class B (a)
Proceeds from shares issued	$—	$—	$35	$63
Distributions reinvested	—	—	— (b)	1
Cost of shares redeemed	—	—	(151)	(363)
Conversion to Class A Shares	—	—	(363)	(30)

Change in net assets resulting from Class B capital transactions	$—	$—	$(479)	$(329)

Class C
Proceeds from shares issued	$14,586	$3,545	$23,148	$24,472
Distributions reinvested	217	178	226	227
Cost of shares redeemed	(3,258)	(2,374)	(36,175)	(54,883)

Change in net assets resulting from Class C capital transactions	$11,545	$1,349	$(12,801)	$(30,184)

Class R6
Proceeds from shares issued	$177,261	$187,238	$2,124,251	$2,103,943
Distributions reinvested	40,071	45,595	21,544	18,634
Cost of shares redeemed	(229,992)	(447,902)	(1,929,940)	(1,965,924)

Change in net assets resulting from Class R6 capital transactions	$(12,660)	$(215,069)	$215,855	$156,653

Select Class
Proceeds from shares issued	$412,165	$279,405	$2,488,315	$2,410,303
Distributions reinvested	21,595	22,770	44,385	39,200
Cost of shares redeemed	(400,506)	(310,997)	(3,140,714)	(2,450,683)

Change in net assets resulting from Select Class capital transactions	$33,254	$(8,822)	$(608,014)	$(1,180)

Total change in net assets resulting from capital transactions	$101,972	$(234,337)	$(101,531)	$111,157

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	10,533	4,336	43,602	10,554
Reinvested	370	362	254	132
Redeemed	(4,892)	(5,711)	(15,900)	(11,955)
Conversion from Class B Shares	—	—	33	3

Change in Class A Shares	6,011	(1,013)	27,989	(1,266)

Class B (a)
Issued	—	—	4	5
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(14)	(33)
Conversion to Class A Shares	—	—	(33)	(3)

Change in Class B Shares	—	—	(43)	(31)

Class C
Issued	1,288	312	2,122	2,234
Reinvested	19	16	21	21
Redeemed	(288)	(209)	(3,312)	(5,011)

Change in Class C Shares	1,019	119	(1,169)	(2,756)

Class R6
Issued	15,585	16,445	195,339	192,974
Reinvested	3,535	4,015	1,983	1,710
Redeemed	(20,216)	(39,388)	(177,528)	(180,305)

Change in Class R6 Shares	(1,096)	(18,928)	19,794	14,379

Select Class
Issued	36,302	24,577	228,970	221,070
Reinvested	1,905	2,005	4,084	3,598
Redeemed	(35,316)	(27,357)	(288,919)	(224,755)

Change in Select Class Shares	2,891	(775)	(55,865)	(87)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,531	$1,301	$21,299	$4,098
Distributions reinvested	134	76	155	304
Cost of shares redeemed	(11,651)	(770)	(13,558)	(21,843)
Conversion from Class B Shares	—	—	— (a)	— (a)

Change in net assets resulting from Class A capital transactions	$1,014	$607	$7,896	$(17,441)

Class B (b)
Distributions reinvested	$—	$—	$—	$— (a)
Cost of shares redeemed	—	—	(36)	(144)
Conversion to Class A Shares	—	—	— (a)	— (a)

Change in net assets resulting from Class B capital transactions	$—	$—	$(36)	$(144)

Class C
Proceeds from shares issued	$260	$268	$—	$—
Distributions reinvested	11	8	—	—
Cost of shares redeemed	(303)	(1)	—	—

Change in net assets resulting from Class C capital transactions	$(32)	$275	$—	$—

Class R6
Proceeds from shares issued	$1,999	$73,530	$—	$—
Distributions reinvested	1	3	—	—
Cost of shares redeemed	(31,670)	(32,687)	—	—

Change in net assets resulting from Class R6 capital transactions	$(29,670)	$40,846	$—	$—

Select Class
Proceeds from shares issued	$37,758	$152,218	$13,981	$15,423
Distributions reinvested	1,247	1,274	413	964
Cost of shares redeemed	(89,923)	(175,047)	(46,963)	(44,540)

Change in net assets resulting from Select Class capital transactions	$(50,918)	$(21,555)	$(32,569)	$(28,153)

Total change in net assets resulting from capital transactions	$(79,606)	$20,173	$(24,709)	$(45,738)

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Short Duration High Yield Fund		Treasury & Agency Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	1,294	130	2,265	434
Reinvested	15	8	16	32
Redeemed	(1,220)	(78)	(1,439)	(2,311)
Conversion from Class B Shares	—	—	— (a)	— (a)

Change in Class A Shares	89	60	842	(1,845)

Class B (b)
Reinvested	—	—	—	— (a)
Redeemed	—	—	(4)	(15)
Conversion to Class A Shares	—	—	— (a)	— (a)

Change in Class B Shares	—	—	(4)	(15)

Class C
Issued	28	27	—	—
Reinvested	1	1	—	—
Redeemed	(32)	— (a)	—	—

Change in Class C Shares	(3)	28	—	—

Class R6
Issued	215	7,390	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(3,298)	(3,323)	—	—

Change in Class R6 Shares	(3,083)	4,067	—	—

Select Class
Issued	3,987	15,280	1,485	1,633
Reinvested	133	129	44	102
Redeemed	(9,581)	(17,673)	(4,987)	(4,717)

Change in Select Class Shares	(5,461)	(2,264)	(3,458)	(2,982)

(a)	Amount rounds to less than 1,000 shares.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	291

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 29, 2016	$11.84	$0.25	$(0.07)	$0.18	$(0.25)	$(0.02)	$(0.27)
Year Ended February 28, 2015	11.65	0.27	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	0.49	0.89	(0.40)	(0.02)	(0.42)
Class C
Year Ended February 29, 2016	11.90	0.17	(0.06)	0.11	(0.17)	(0.02)	(0.19)
Year Ended February 28, 2015	11.71	0.19	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	0.48	0.81	(0.32)	(0.02)	(0.34)
Class R2
Year Ended February 29, 2016	11.82	0.22	(0.07)	0.15	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2015	11.63	0.24	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	0.48	0.85	(0.37)	(0.02)	(0.39)
Class R5
Year Ended February 29, 2016	11.82	0.28	(0.07)	0.21	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2015	11.63	0.30	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	0.49	0.92	(0.43)	(0.02)	(0.45)
Class R6
Year Ended February 29, 2016	11.84	0.30	(0.07)	0.23	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2015	11.65	0.31	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	0.48	0.92	(0.44)	(0.02)	(0.46)
Select Class
Year Ended February 29, 2016	11.83	0.27	(0.07)	0.20	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	11.64	0.28	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(0.32)	— (e)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	0.49	0.91	(0.42)	(0.02)	(0.44)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$11.75	1.57%	$3,071,916	0.74%	2.11%	0.98%	22%
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20

11.82	0.98	978,417	1.39	1.47	1.45	22
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20

11.73	1.32	113,488	0.99	1.87	1.34	22
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20

11.72	1.83	446,658	0.44	2.42	0.52	22
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20

11.75	2.00	13,142,391	0.34	2.52	0.41	22
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20

11.74	1.77	11,761,684	0.57	2.29	0.71	22
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	293

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Plus Bond Fund
Class A
Year Ended February 29, 2016	$8.40	$0.24	$(0.23)	$0.01	$(0.24)	$(0.02)	$(0.26)
Year Ended February 28, 2015	8.31	0.27	0.15	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.49	0.30	(0.12)	0.18	(0.30)	(0.06)	(0.36)
Year Ended February 28, 2013	8.38	0.31	0.10	0.41	(0.30)	— (e)	(0.30)
Year Ended February 29, 2012	8.19	0.38	0.19	0.57	(0.38)	— (e)	(0.38)
Class C
Year Ended February 29, 2016	8.44	0.18	(0.23)	(0.05)	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2015	8.35	0.22	0.14	0.36	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2014	8.52	0.24	(0.11)	0.13	(0.24)	(0.06)	(0.30)
Year Ended February 28, 2013	8.42	0.26	0.09	0.35	(0.25)	— (e)	(0.25)
Year Ended February 29, 2012	8.23	0.33	0.19	0.52	(0.33)	— (e)	(0.33)
Class R2
Year Ended February 29, 2016	8.39	0.20	(0.23)	(0.03)	(0.20)	(0.02)	(0.22)
Year Ended February 28, 2015	8.30	0.23	0.15	0.38	(0.23)	(0.06)	(0.29)
Year Ended February 28, 2014	8.48	0.26	(0.12)	0.14	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	8.38	0.28	0.09	0.37	(0.27)	— (e)	(0.27)
Year Ended February 29, 2012	8.20	0.35	0.18	0.53	(0.35)	— (e)	(0.35)
Class R6
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.27)	(0.02)	(0.29)
Year Ended February 28, 2015	8.31	0.29	0.15	0.44	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.33	(0.12)	0.21	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	8.38	0.34	0.10	0.44	(0.33)	— (e)	(0.33)
Year Ended February 29, 2012	8.19	0.41	0.19	0.60	(0.41)	— (e)	(0.41)
Institutional Class
Year Ended February 29, 2016	8.40	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2015	8.32	0.28	0.15	0.43	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2014	8.49	0.32	(0.11)	0.21	(0.32)	(0.06)	(0.38)
Year Ended February 28, 2013	8.39	0.33	0.10	0.43	(0.33)	— (e)	(0.33)
Year Ended February 29, 2012	8.20	0.40	0.20	0.60	(0.41)	— (e)	(0.41)
Select Class
Year Ended February 29, 2016	8.39	0.25	(0.23)	0.02	(0.25)	(0.02)	(0.27)
Year Ended February 28, 2015	8.30	0.28	0.14	0.42	(0.27)	(0.06)	(0.33)
Year Ended February 28, 2014	8.48	0.30	(0.11)	0.19	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	8.38	0.32	0.09	0.41	(0.31)	— (e)	(0.31)
Year Ended February 29, 2012	8.19	0.39	0.19	0.58	(0.39)	— (e)	(0.39)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$8.15	0.09%	$836,190	0.75%	2.88%	1.02%	45%
8.40	5.10	596,507	0.74	3.18	0.97	52
8.31	2.12	334,499	0.75	3.54	0.95	25
8.49	5.06	568,987	0.73	3.67	0.95	25
8.38	7.19	424,254	0.75	4.63	0.97	23

8.19	(0.60)	263,986	1.40	2.23	1.49	45
8.44	4.37	254,815	1.39	2.58	1.46	52
8.35	1.54	254,763	1.40	2.88	1.45	25
8.52	4.27	559,441	1.38	3.02	1.45	25
8.42	6.48	398,777	1.40	3.97	1.47	23

8.14	(0.34)	34,621	1.15	2.48	1.41	45
8.39	4.70	19,108	1.14	2.79	1.31	52
8.30	1.72	12,063	1.15	3.16	1.20	25
8.48	4.56	9,675	1.13	3.25	1.20	25
8.38	6.66	927	1.15	4.21	1.22	23

8.15	0.43	2,388,798	0.40	3.22	0.42	45
8.40	5.44	830,958	0.39	3.48	0.43	52
8.31	2.48	326,452	0.40	3.92	0.45	25
8.49	5.40	243,671	0.39	3.99	0.45	25
8.38	7.57	64,170	0.39	5.01	0.46	23

8.16	0.49	804,375	0.49	3.14	0.55	45
8.40	5.24	618,643	0.48	3.39	0.54	52
8.32	2.51	260,210	0.49	3.86	0.56	25
8.49	5.20	51,964	0.47	3.94	0.55	25
8.39	7.47	39,168	0.48	4.90	0.57	23

8.14	0.21	432,632	0.64	3.00	0.69	45
8.39	5.20	1,542,145	0.64	3.32	0.69	52
8.30	2.23	1,275,145	0.65	3.66	0.70	25
8.48	5.05	1,516,099	0.63	3.78	0.70	25
8.38	7.28	1,340,341	0.64	4.74	0.72	23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	295

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 29, 2016	$11.02	$0.23	(d)	$—	(e)	$0.23	$(0.24)	$(0.15)	$(0.39)
Year Ended February 28, 2015	11.03	0.27		0.19		0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29		(0.47)		(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30		0.01		0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38		0.76		1.14	(0.38)	(0.02)	(0.40)

Class C
Year Ended February 29, 2016	10.98	0.15	(d)	0.01		0.16	(0.16)	(0.15)	(0.31)
Year Ended February 28, 2015	10.99	0.19		0.19		0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20		(0.47)		(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22		—	(e)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30		0.75		1.05	(0.30)	(0.02)	(0.32)

Class R2
Year Ended February 29, 2016	11.01	0.20	(d)	0.01		0.21	(0.22)	(0.15)	(0.37)
Year Ended February 28, 2015	11.02	0.25		0.18		0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26		(0.47)		(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28		—	(e)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35		0.76		1.11	(0.35)	(0.02)	(0.37)

Select Class
Year Ended February 29, 2016	11.02	0.26	(d)	—	(e)	0.26	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2015	11.03	0.31		0.18		0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32		(0.48)		(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33		0.02		0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41		0.76		1.17	(0.41)	(0.02)	(0.43)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.86	2.16%	$574,262	0.75%	2.13%	1.13%	15%
11.02	4.23	583,764	0.75	2.47	1.09	18
11.03	(1.60)	681,612	0.74	2.55	1.05	5
11.56	2.67	777,517	0.74	2.61	1.01	12
11.55	10.67	615,219	0.74	3.33	1.03	15

10.83	1.49	73,435	1.48	1.40	1.52	15
10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5
11.52	1.94	186,164	1.47	1.89	1.51	12
11.51	9.81	201,498	1.47	2.61	1.53	15

10.85	1.92	61,217	1.00	1.88	1.41	15
11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5
11.55	2.44	49,501	0.99	2.34	1.26	12
11.54	10.41	25,147	0.99	3.07	1.28	15

10.86	2.46	597,868	0.48	2.40	0.81	15
11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5
11.56	3.02	859,946	0.47	2.88	0.76	12
11.54	10.96	769,531	0.47	3.62	0.78	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	297

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Year Ended February 29, 2016	$7.71	$0.40	$(1.06)	$(0.66)	$(0.40)	$— (e)	$(0.40)	$—
Year Ended February 28, 2015	8.08	0.41	(0.19)	0.22	(0.42)	(0.17)	(0.59)	—
Year Ended February 28, 2014	8.17	0.47	0.12	0.59	(0.47)	(0.21)	(0.68)	—
Year Ended February 28, 2013	7.89	0.51	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(e)

Class C
Year Ended February 29, 2016	7.72	0.36	(1.06)	(0.70)	(0.36)	— (e)	(0.36)	—
Year Ended February 28, 2015	8.09	0.36	(0.19)	0.17	(0.37)	(0.17)	(0.54)	—
Year Ended February 28, 2014	8.18	0.43	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.90	0.46	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(e)

Class R2
Year Ended February 29, 2016	7.70	0.38	(1.06)	(0.68)	(0.38)	— (e)	(0.38)	—
Year Ended February 28, 2015	8.06	0.38	(0.18)	0.20	(0.39)	(0.17)	(0.56)	—
Year Ended February 28, 2014	8.15	0.45	0.11	0.56	(0.44)	(0.21)	(0.65)	—
Year Ended February 28, 2013	7.88	0.49	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(e)

Class R5
Year Ended February 29, 2016	7.75	0.42	(1.06)	(0.64)	(0.42)	— (e)	(0.42)	—
Year Ended February 28, 2015	8.12	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.21	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.93	0.53	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(e)

Class R6
Year Ended February 29, 2016	7.74	0.42	(1.06)	(0.64)	(0.42)	— (e)	(0.42)	—
Year Ended February 28, 2015	8.11	0.43	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.20	0.50	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.91	0.53	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)

Select Class
Year Ended February 29, 2016	7.75	0.42	(1.07)	(0.65)	(0.42)	— (e)	(0.42)	—
Year Ended February 28, 2015	8.11	0.42	(0.18)	0.24	(0.43)	(0.17)	(0.60)	—
Year Ended February 28, 2014	8.20	0.49	0.12	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.92	0.53	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(e)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$6.65	(8.73)%	$859,215	1.00%	5.52%	1.37%	52%
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41

6.66	(9.26)	197,406	1.55	4.92	1.85	52
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41

6.64	(9.06)	8,533	1.30	5.19	1.82	52
7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41

6.69	(8.46)	57,112	0.75	5.73	0.88	52
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41

6.68	(8.44)	3,685,406	0.70	5.91	0.76	52
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41

6.68	(8.64)	4,480,999	0.80	5.66	1.12	52
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	299

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 29, 2016	$10.37	$0.13		$(0.22)	$(0.09)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2015	10.51	0.12	(e)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12		(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15		0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22		0.44	0.66	(0.21)	(0.05)	(0.26)

Class C
Year Ended February 29, 2016	10.33	0.07		(0.23)	(0.16)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.48	0.05	(e)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04		(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08		0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16		0.43	0.59	(0.15)	(0.05)	(0.20)

Class R2
Year Ended February 29, 2016	10.37	0.09		(0.20)	(0.11)	(0.12)	—	(0.12)
Year Ended February 28, 2015	10.51	0.10	(e)	(0.14)	(0.04)	(0.10)	—	(0.10)
Year Ended February 28, 2014	10.81	0.10		(0.32)	(0.22)	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.74	0.13		0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20		0.42	0.62	(0.18)	(0.05)	(0.23)

Class R5
Year Ended February 29, 2016	10.41	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.55	0.14	(e)	(0.14)	— (f)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11		(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18		0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24		0.44	0.68	(0.23)	(0.05)	(0.28)

Class R6
Year Ended February 29, 2016	10.38	0.16		(0.22)	(0.06)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.52	0.14	(e)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14		(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25		0.44	0.69	(0.24)	(0.05)	(0.29)

Select Class
Year Ended February 29, 2016	10.37	0.16		(0.23)	(0.07)	(0.16)	—	(0.16)
Year Ended February 28, 2015	10.51	0.13	(e)	(0.13)	— (f)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13		(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17		0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24		0.44	0.68	(0.23)	(0.05)	(0.28)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.14	(0.85)%	$51,090	0.75%	1.32%		1.15%	27%
10.37	(0.18)	59,129	0.75	1.15	(e)	1.05	28
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16
10.74	6.42	134,099	0.74	2.09		1.02	36

10.09	(1.53)	3,534	1.40	0.67		1.53	27
10.33	(0.82)	4,453	1.40	0.51	(e)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16
10.73	5.68	4,302	1.39	1.47		1.53	36

10.14	(1.08)	363	1.00	0.87		1.67	27
10.37	(0.41)	86	1.00	0.94	(e)	1.28	28
10.51	(1.96)	131	1.00	0.94		1.29	35
10.81	2.37	11,476	0.99	1.18		1.26	16
10.74	6.04	11,174	0.99	1.85		1.27	36

10.18	(0.64)	11,844	0.55	1.54		0.58	27
10.41	0.02	12,619	0.54	1.34	(e)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16
10.77	6.57	56	0.53	2.23		0.57	36

10.15	(0.56)	798,786	0.46	1.55		0.46	27
10.38	0.07	505,064	0.48	1.32	(e)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16
10.74	6.68	167,997	0.49	2.37		0.53	36

10.14	(0.70)	694,213	0.60	1.52		0.72	27
10.37	(0.04)	1,202,468	0.60	1.26	(e)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16
10.74	6.56	870,400	0.59	2.22		0.77	36

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Year Ended February 29, 2016	$10.02	$0.07	$(0.05)	$0.02	$(0.07)
Year Ended February 28, 2015	9.96	0.07	0.06	0.13	(0.07)
Year Ended February 28, 2014	9.84	0.06	0.14	0.20	(0.08)
Year Ended February 28, 2013	9.46	0.13	0.37	0.50	(0.12)
Year Ended February 29, 2012	9.46	0.18	(0.01)	0.17	(0.17)

Class C
Year Ended February 29, 2016	9.91	0.02	(0.05)	(0.03)	(0.02)
Year Ended February 28, 2015	9.86	0.02	0.05	0.07	(0.02)
Year Ended February 28, 2014	9.74	0.01	0.14	0.15	(0.03)
Year Ended February 28, 2013	9.37	0.08	0.37	0.45	(0.08)
Year Ended February 29, 2012	9.37	0.13	(0.01)	0.12	(0.12)

Class R6
Year Ended February 29, 2016	10.03	0.11	(0.04)	0.07	(0.12)
Year Ended February 28, 2015	9.98	0.12	0.04	0.16	(0.11)
Year Ended February 28, 2014	9.85	0.10	0.15	0.25	(0.12)
Year Ended February 28, 2013	9.47	0.17	0.38	0.55	(0.17)
Year Ended February 29, 2012	9.47	0.22	(0.01)	0.21	(0.21)

Select Class
Year Ended February 29, 2016	10.02	0.10	(0.06)	0.04	(0.10)
Year Ended February 28, 2015	9.96	0.10	0.05	0.15	(0.09)
Year Ended February 28, 2014	9.84	0.08	0.14	0.22	(0.10)
Year Ended February 28, 2013	9.46	0.16	0.37	0.53	(0.15)
Year Ended February 29, 2012	9.46	0.20	(0.01)	0.19	(0.19)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$9.97	0.19%	$198,338	0.68%	0.70%	0.95%	23%
10.02	1.28	204,080	0.68	0.74	0.93	24
9.96	2.01	185,550	0.67	0.60	0.93	23
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21

9.86	(0.31)	50,910	1.18	0.20	1.44	23
9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21

9.98	0.66	680,614	0.23	1.14	0.37	23
10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21

9.96	0.35	323,384	0.43	0.95	0.63	23
10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Year Ended February 29, 2016	$11.65	$0.30	(f)	$0.02	$0.32	$(0.30)	$(0.01)	$(0.31)
Year Ended February 28, 2015	11.58	0.34		0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35		(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34		0.08	0.42	(0.33)	—	(0.33)
Year Ended February 29, 2012	11.50	0.49		0.25	0.74	(0.49)	—	(0.49)

Class C
Year Ended February 29, 2016	11.36	0.23	(f)	0.03	0.26	(0.25)	(0.01)	(0.26)
Year Ended February 28, 2015	11.30	0.27		0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26		(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (g) through February 28, 2013	11.55	0.17		0.04	0.21	(0.19)	—	(0.19)

Class R6
Year Ended February 29, 2016	11.39	0.34	(f)	0.01	0.35	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2015	11.32	0.38		0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36		(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38		0.07	0.45	(0.37)	—	(0.37)
Year Ended February 29, 2012	11.28	0.54		0.23	0.77	(0.54)	—	(0.54)

Select Class
Year Ended February 29, 2016	11.39	0.32	(f)	0.01	0.33	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2015	11.32	0.35		0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35		(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36		0.08	0.44	(0.36)	—	(0.36)
Year Ended February 29, 2012	11.27	0.53		0.23	0.76	(0.52)	—	(0.52)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.66	2.82%	$209,213	0.64%	2.56%	0.99%	16%
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21

11.36	2.31	19,275	1.14	2.06	1.51	16
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.38	3.14	1,384,768	0.24	2.98	0.46	16
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21

11.38	2.97	1,073,033	0.39	2.83	0.72	16
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 29, 2016	$10.87	$0.07	$(0.03)	$0.04	$(0.07)	$(0.01)	$(0.08)
Year Ended February 28, 2015	10.90	0.07	(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11	— (e)	0.11	(0.11)	— (e)	(0.11)
Year Ended February 29, 2012	10.95	0.15	0.04	0.19	(0.15)	(0.02)	(0.17)

Class C
Year Ended February 29, 2016	10.94	0.01	(0.03)	(0.02)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2015	10.97	0.01	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	— (e)	0.05	(0.05)	— (e)	(0.05)
Year Ended February 29, 2012	11.02	0.09	0.04	0.13	(0.09)	(0.02)	(0.11)

Class R6
Year Ended February 29, 2016	10.89	0.12	(0.03)	0.09	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2015	10.91	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(0.01)	0.15	(0.16)	— (e)	(0.16)
Year Ended February 29, 2012	10.97	0.20	0.05	0.25	(0.21)	(0.02)	(0.23)

Select Class
Year Ended February 29, 2016	10.89	0.10	(0.04)	0.06	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2015	10.91	0.10	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(0.01)	0.12	(0.13)	— (e)	(0.13)
Year Ended February 29, 2012	10.96	0.18	0.05	0.23	(0.18)	(0.02)	(0.20)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.83	0.35%	$528,045	0.80%	0.63%	0.92%	45%
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40

10.90	(0.16)	110,872	1.30	0.13	1.41	45
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40

10.84	0.77	3,171,892	0.30	1.13	0.35	45
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40

10.84	0.50	7,145,093	0.55	0.88	0.66	45
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration High Yield Fund
Class A
Year Ended February 29, 2016	$9.76	$0.41	$(0.89)		$(0.48)	$(0.41)	$—	$(0.41)
Year Ended February 28, 2015	10.05	0.41	(0.28)		0.13	(0.41)	(0.01)	(0.42)
March 1, 2013 (g) through February 28, 2014	10.00	0.41	(0.02	)(h)	0.39	(0.34)	—	(0.34)

Class C
Year Ended February 29, 2016	9.75	0.36	(0.89)		(0.53)	(0.37)	—	(0.37)
Year Ended February 28, 2015	10.05	0.36	(0.28)		0.08	(0.37)	(0.01)	(0.38)
March 1, 2013 (g) through February 28, 2014	10.00	0.36	(0.02	)(h)	0.34	(0.29)	—	(0.29)

Class R6
Year Ended February 29, 2016	9.77	0.44	(0.90)		(0.46)	(0.45)	—	(0.45)
Year Ended February 28, 2015	10.06	0.45	(0.28)		0.17	(0.45)	(0.01)	(0.46)
March 1, 2013 (g) through February 28, 2014	10.00	0.45	(0.01	)(h)	0.44	(0.38)	—	(0.38)

Select Class
Year Ended February 29, 2016	9.76	0.43	(0.89)		(0.46)	(0.44)	—	(0.44)
Year Ended February 28, 2015	10.05	0.44	(0.28)		0.16	(0.44)	(0.01)	(0.45)
March 1, 2013 (g) through February 28, 2014	10.00	0.43	(0.01	)(h)	0.42	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (c)(f)

$8.87	(5.03)%	$2,570	0.90%		4.34%		1.25%		42%
9.76	1.31	1,965	0.89		4.15		1.21		73
10.05	4.02	1,415	0.89	(i)	4.13	(i)	1.45	(i)	66

8.85	(5.61)	264	1.40		3.82		1.88		42
9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(i)	3.62	(i)	2.15	(i)	66

8.86	(4.81)	45,491	0.50		4.65		0.69		42
9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(i)	4.49	(i)	0.78	(i)	66

8.86	(4.86)	108,974	0.65		4.55		0.94		42
9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(i)	4.36	(i)	1.15	(i)	66

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Year Ended February 29, 2016	$9.41	$0.04	$0.03	$0.07		$(0.05)	$(0.01)	$(0.06)
Year Ended February 28, 2015	9.49	0.06	(0.05)	0.01		(0.06)	(0.03)	(0.09)
Year Ended February 28, 2014	9.63	0.08	(0.10)	(0.02)		(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(0.06)	0.03		(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	0.05	0.17		(0.11)	(0.10)	(0.21)

Select Class
Year Ended February 29, 2016	9.40	0.06	0.04	0.10		(0.07)	(0.01)	(0.08)
Year Ended February 28, 2015	9.48	0.08	(0.05)	0.03		(0.08)	(0.03)	(0.11)
Year Ended February 28, 2014	9.62	0.10	(0.10)	—	(e)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(0.06)	0.05		(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	0.05	0.19		(0.13)	(0.10)	(0.23)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$9.42	0.73%	$34,618	0.70%	0.42%	1.03%	24%
9.41	0.12	26,654	0.70	0.64	1.02	23
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35

9.42	1.05	71,093	0.45	0.66	0.77	24
9.40	0.38	103,513	0.45	0.87	0.78	23
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	311

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A and Select Class	JPM II	Diversified

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares converted to Class A Shares after six years) and provided for a CDSC. Information relating to certain fees and other characteristics of the Class B Shares prior to June 19, 2015 is included in Note 3.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund and Mortgage-Backed Securities Fund at February 29, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	313

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—		$3,015,955	$291,801		$3,307,756
Collateralized Mortgage Obligations
Agency CMO	—		3,950,044	—		3,950,044
Non-Agency CMO	—		808,856	67,974		876,830

Total Collateralized Mortgage Obligations	—		4,758,900	67,974		4,826,874

Commercial Mortgage-Backed Securities	—		861,362	106,750		968,112
Corporate Bonds
Consumer Discretionary	—		398,014	—		398,014
Consumer Staples	—		283,979	—		283,979
Energy	—		541,905	—		541,905
Financials	—		2,263,478	—		2,263,478
Health Care	—		275,694	—		275,694
Industrials	—		423,545	—		423,545
Information Technology	—		337,792	—		337,792
Materials	—		158,763	—		158,763
Telecommunication Services	—		352,506	—		352,506
Utilities	—		427,840	—		427,840

Total Corporate Bonds	—		5,463,516	—		5,463,516

Foreign Government Securities	—		300,711	—		300,711
Mortgage Pass-Through Securities	—		4,415,851	—		4,415,851
Municipal Bonds	—		78,497	—		78,497
Supranational	—		28,988	—		28,988
U.S. Government Agency Securities	—		675,156	—		675,156
U.S. Treasury Obligations	—		7,550,757	—		7,550,757
Loan Assignments
Consumer Discretionary	—		25,212	—		25,212
Financials	—		—	10,289		10,289
Industrials	—		10,000	—		10,000

Total Loan Assignments	—		35,212	10,289		45,501

Short-Term Investment
Investment Company	2,123,872		—	—		2,123,872

Total Investments in Securities	$2,123,872		$27,184,905	$476,814		$29,785,591

Core Plus Bond Fund
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—		$—	$76		$76
Financials	—		—	165		165
Materials	—	(a)	—	—	(a)	—	(a)
Telecommunication Services	361		—	—		361
Utilities	76		—	—		76

Total Common Stocks	437		—	241		678

Preferred Stocks
Financials	349		1,939	—		2,288
Industrials	—		1,039	—		1,039
Materials	—		—	—	(b)	—	(b)

Total Preferred Stocks	349		2,978	—	(b)	3,327

314	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$501,029	$106,212		$607,241
Collateralized Mortgage Obligations
Agency CMO	—	405,990	—		405,990
Non-Agency CMO	—	94,248	12,664		106,912

Total Collateralized Mortgage Obligations	—	500,238	12,664		512,902

Commercial Mortgage-Backed Securities	—	211,317	66,932		278,249
Convertible Bonds
Consumer Discretionary	—	—	—	(b)	—	(b)
Utilities	—	—	511		511

Total Convertible Bonds	—	—	511		511

Corporate Bonds
Consumer Discretionary	—	168,624	1,165		169,789
Consumer Staples	—	72,326	—		72,326
Energy	—	135,690	—		135,690
Financials	—	368,141	—		368,141
Health Care	—	81,677	—		81,677
Industrials	—	123,295	596		123,891
Information Technology	—	81,326	—		81,326
Materials	—	85,386	538		85,924
Telecommunication Services	—	105,224	—		105,224
Utilities	—	78,474	—		78,474

Total Corporate Bonds	—	1,300,163	2,299		1,302,462

Foreign Government Securities	—	56,076	—		56,076
Mortgage Pass-Through Securities	—	562,143	—		562,143
Municipal Bonds	—	12,257	—		12,257
Preferred Securities
Financials	—	20,097	—		20,097
Supranational	—	2,227	—		2,227
U.S. Government Agency Securities	—	39,409	—		39,409
U.S. Treasury Obligations	—	1,088,297	—		1,088,297
Loan Assignments
Consumer Discretionary	—	19,360	—	(a)	19,360
Consumer Staples	—	6,781	—		6,781
Energy	—	391	—		391
Financials	—	1,038	—		1,038
Health Care	—	1,908	—		1,908
Industrials	—	10,000	—		10,000
Information Technology	—	3,714	—		3,714
Materials	—	440	—		440
Telecommunication Services	—	1,742	—		1,742
Utilities	—	2,261	—		2,261

Total Loan Assignments	—	47,635	—	(a)	47,635

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	206,704	—	—		206,704

Total Investments in Securities	$207,490	$4,343,866	$188,859		$4,740,215

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	315

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$147	$—		$147
Futures Contracts	7	—	—		7
Swaps	—	378	—		378

Total Appreciation in Other Financial Instruments	$7	$525	$—		$532

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(280)	$—		$(280)
Futures Contracts	(267)	—	—		(267)
Swaps	—	(178)	—		(178)

Total Depreciation in Other Financial Instruments	$(267)	$(458)	$—		$(725)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (c)	$47,069	$1,257,517	$—		$1,304,586

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,355		$1,355
Financials	—	—	2,465		2,465
Materials	—	—	—	(a)	— (a)
Telecommunication Services	7,916	—	—		7,916
Utilities	2,016	—	—		2,016

Total Common Stocks	9,932	—	3,820		13,752

Preferred Stocks
Consumer Discretionary	767	—	—		767
Financials	16,210	27,070	—		43,280
Industrials	—	13,186	—		13,186
Materials	—	—	—	(a)	— (a)

Total Preferred Stocks	16,977	40,256	—	(a)	57,233

Debt Securities
Asset-Backed Securities	—	—	2,424		2,424
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	— (a)
Utilities	—	6,938	7,656		14,594

Total Convertible Bonds	—	6,938	7,656		14,594

316	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$1,661,319	$14,819		$1,676,138
Consumer Staples	—	500,088	—		500,088
Energy	—	685,333	9,600		694,933
Financials	—	620,679	8,426		629,105
Health Care	—	995,820	1		995,821
Industrials	—	825,944	25,565		851,509
Information Technology	—	397,715	—		397,715
Materials	—	856,697	6,962		863,659
Telecommunication Services	—	952,441	5,626		958,067
Utilities	—	334,760	—		334,760

Total Corporate Bonds	—	7,830,796	70,999		7,901,795

Preferred Securities
Financials	—	133,622	—		133,622
Loan Assignments
Consumer Discretionary	—	223,577	—		223,577
Consumer Staples	—	50,938	—		50,938
Energy	—	14,551	—		14,551
Financials	—	26,805	—		26,805
Health Care	—	15,981	—		15,981
Industrials	—	39,040	1,384		40,424
Information Technology	—	88,982	—		88,982
Materials	—	27,524	9,121		36,645
Telecommunication Services	—	26,433	—		26,433
Utilities	—	46,573	—		46,573

Total Loan Assignments	—	560,404	10,505		570,909

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	334,955	—	—		334,955

Total Investments in Securities	$361,864	$8,572,016	$95,404		$9,029,284

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$109,633	$3,402		$113,035
Collateralized Mortgage Obligations
Agency CMO	—	258,375	—		258,375
Non-Agency CMO	—	8,129	82		8,211

Total Collateralized Mortgage Obligations	—	266,504	82		266,586

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	317

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$47,919	$559	$48,478
Corporate Bonds
Consumer Discretionary	—	33,628	—	33,628
Consumer Staples	—	36,032	—	36,032
Energy	—	44,730	—	44,730
Financials	—	159,158	—	159,158
Health Care	—	26,406	—	26,406
Industrials	—	51,545	—	51,545
Information Technology	—	22,363	—	22,363
Materials	—	13,938	—	13,938
Telecommunication Services	—	17,547	—	17,547
Utilities	—	58,879	—	58,879

Total Corporate Bonds	—	464,226	—	464,226

Foreign Government Securities	—	4,921	—	4,921
Mortgage Pass-Through Securities	—	124,106	—	124,106
U.S. Government Agency Securities	—	279,005	—	279,005
U.S. Treasury Obligations	—	242,912	—	242,912
Short-Term Investments
Investment Companies	94,670	—	—	94,670

Total Investments in Securities	$94,670	$1,539,226	$4,043	$1,637,939

Depreciation in Other Financial Instruments
Swaps	$—	$(81,690)	$—	$(81,690)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$221,371	$41,425	$262,796
Collateralized Mortgage Obligations
Agency CMO	—	599,930	—	599,930
Non-Agency CMO	—	60,232	17,334	77,566

Total Collateralized Mortgage Obligations	—	660,162	17,334	677,496

Commercial Mortgage-Backed Securities	—	47,196	6,074	53,270
Corporate Bonds
Consumer Discretionary	—	6,982	—	6,982
Consumer Staples	—	606	—	606
Energy	—	23,730	—	23,730
Financials	—	64,894	—	64,894
Health Care	—	4,822	—	4,822
Industrials	—	2,160	—	2,160
Information Technology	—	7,536	—	7,536
Materials	—	3,241	—	3,241
Telecommunication Services	—	4,690	—	4,690
Utilities	—	4,887	—	4,887

Total Corporate Bonds	—	123,548	—	123,548

Mortgage Pass-Through Securities	—	54,008	—	54,008
Municipal Bonds	—	870	—	870
Short-Term Investment
Investment Company	80,081	—	—	80,081

Total Investments in Securities	$80,081	$1,107,155	$64,833	$1,252,069

318	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Mortgage-Backed Securities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$135,535	$42,546		$178,081
Collateralized Mortgage Obligations
Agency CMO	—	823,172	—		823,172
Non-Agency CMO	—	210,743	33,778		244,521

Total Collateralized Mortgage Obligations	—	1,033,915	33,778		1,067,693

Commercial Mortgage-Backed Securities	—	112,095	16,470		128,565
Mortgage Pass-Through Securities	—	1,011,676	—		1,011,676
U.S. Treasury Obligations	—	26,965	—		26,965
Loan Assignments
Consumer Discretionary	—	3,355	—		3,355
Financials	—	—	704		704

Total Loan Assignments	—	3,355	704		4,059

Short-Term Investment
Investment Company	266,162	—	—		266,162

Total Investments in Securities	$266,162	$2,323,541	$93,498		$2,683,201

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,021,261	$25,508		$1,046,769
Collateralized Mortgage Obligations
Agency CMO	—	463,823	—		463,823
Non-Agency CMO	—	68,583	—	(a)	68,583

Total Collateralized Mortgage Obligations	—	532,406	—		532,406

Commercial Mortgage-Backed Securities	—	254,744	7,890		262,634
Corporate Bonds
Consumer Discretionary	—	122,154	—		122,154
Consumer Staples	—	95,472	—		95,472
Energy	—	245,844	—		245,844
Financials	—	1,177,433	—		1,177,433
Health Care	—	152,789	—		152,789
Industrials	—	143,798	—		143,798
Information Technology	—	50,935	—		50,935
Materials	—	45,711	—		45,711
Telecommunication Services	—	96,066	—		96,066
Utilities	—	113,741	—		113,741

Total Corporate Bonds	—	2,243,943	—		2,243,943

Mortgage Pass-Through Securities	—	331,860	—		331,860
U.S. Government Agency Securities	—	452,250	—		452,250
U.S. Treasury Obligations	—	6,055,855	—		6,055,855
Loan Assignment
Financials	—	—	2,638		2,638
Short-Term Investment
Investment Company	33,996	—	—		33,996

Total Investments in Securities	$33,996	$10,892,319	$36,036		$10,962,351

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	319

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Short Duration High Yield Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$23,194	$—		$23,194
Consumer Staples	—	4,674	—		4,674
Energy	—	6,031	—		6,031
Financials	—	10,703	—		10,703
Health Care	—	16,780	—		16,780
Industrials	—	12,088	525		12,613
Information Technology	—	6,023	—		6,023
Materials	—	14,959	536		15,495
Telecommunication Services	—	13,813	—		13,813
Utilities	—	6,495	—		6,495

Total Corporate Bonds	—	114,760	1,061		115,821

Preferred Securities
Financials	—	1,253	—		1,253
Preferred Stocks
Financials	568	816	—		1,384
Loan Assignments
Consumer Discretionary	—	12,658	—		12,658
Consumer Staples	—	5,094	—		5,094
Energy	—	3,080	—		3,080
Financials	—	857	—		857
Health Care	—	1,996	—		1,996
Industrials	—	1,901	194		2,095
Information Technology	—	362	—		362
Materials	—	2,806	208		3,014
Telecommunication Services	—	2,202	—		2,202
Utilities	—	1,481	—		1,481

Total Loan Assignments	—	32,437	402		32,839

Short-Term Investment
Investment Company	810	—	—		810

Total Investments in Securities	$1,378	$149,266	$1,463	*	$152,107

*	Level 3 securities are valued by brokers and pricing services. At February 29, 2016, the value of these securities was approximately $1,463,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Treasury & Agency Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$868	$104,456	$—	$105,324

(a)	Amounts rounds to less than $1,000.
(b)	Value is zero.
(c)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

320	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between level 1 and level 2 during the year ended February 29, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$1,090,431		$259	$(6,795)	$2,505	$151,102	$(321,495)	$3,084	$(627,290)	$291,801
Collateralized Mortgage Obligations — Non-Agency CMO	235,727		1,864	(1,262)	(4,315)	7,970	(106,164)	—	(65,846)	67,974
Commercial Mortgage-Backed Securities	155,024		—	(2,335)	(17,303)	29,617	(5,772)	—	(52,481)	106,750
Corporate Bonds — Industrials	22,776		—	—	—	—	—	—	(22,776)	—
Corporate Bonds — Telecommunication Services	9,605		—	(162)	—	—	(9,443)	—	—	—
Loan Assignments — Financials	84,822		—	375	— (a)	33,278	(108,186)	—	—	10,289

Total	$1,598,385		$2,123	$(10,179)	$(19,113)	$221,967	$(551,060)	$3,084	$(768,393)	$476,814

Core Plus Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$252,489		$119	$(1,143)	$(1,384)	$43,362	$(53,610)	$—	$(133,621)	$106,212
Collateralized Mortgage Obligations — Non-Agency CMO	39,263		(281)	(442)	(4)	901	(18,631)	—	(8,142)	12,664
Commercial Mortgage-Backed Securities	73,948		—	(4,319)	(3,743)	13,468	(8,466)	—	(3,956)	66,932
Common Stocks — Consumer Discretionary	172		—	(96)	—	—	—	—	—	76
Common Stocks — Financials	191		—	(26)	—	—	—	—	—	165
Common Stocks — Industrials	4		—	7	—	—	(11)	—	—	—
Common Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	—	(1)	—	1	—	—	—	—	(b)
Convertible Bonds — Utilities	800		33	(253)	—	63	(132)	—	—	511
Corporate Bonds — Consumer Discretionary	213		—	(56)	9	1	(13)	1,011	—	1,165
Corporate Bonds — Industrials	7,450		(190)	(1,383)	3	188	(270)	2,020	(7,222)	596
Corporate Bonds — Materials	906		—	(76)	(3)	—	(868)	579	—	538
Corporate Bonds — Telecommunication Services	2,243		—	(38)	—	—	(2,205)	—	—	—
Corporate Bonds — Utilities	—	(a)	(18)	18	—	—	— (a)	—	—	—
Loan Assignments — Consumer Discretionary	2		—	(2)	—	—	—	—	—	—	(a)
Loan Assignments — Financials	2,073		—	10	— (a)	1,228	(3,311)	—	—	—
Preferred Stock — Materials	—	(b)	—	—	—	—	—	—	—	—	(b)

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Core Plus Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Warrants — Consumer Discretionary	$—	(b)	$—	$— (a)	$—	$—	$—	$—	$—	$—	(a)
Warrants — Energy	—	(b)	—	— (a)	—	—	—	—	—	—	(a)

Total	$379,754		$(337)	$(7,800)	$(5,122)	$59,212	$(87,517)	$3,610	$(152,941)	$188,859

High Yield Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$5,743		$—	$231	$22	$—	$(3,572)	$—	$—	$2,424
Common Stocks — Consumer Discretionary	1,336		—	19	—	—	—	—	—	1,355
Common Stocks — Financials	2,883		—	(418)	—	—	—	—	—	2,465
Common Stocks — Industrials	116		—	181	—	—	(297)	—	—	—
Common Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(a)	—	(19)	—	19	—	—	—	—	(a)
Convertible Bonds — Utilities	11,989		492	(3,797)	—	950	(1,978)	—	—	7,656
Corporate Bonds — Consumer Discretionary	3,368		—	(791)	39	297	(185)	12,091	—	14,819
Corporate Bonds — Energy	—		(290)	(1,777)	(14)	—	(1,759)	13,440	—	9,600
Corporate Bonds — Financials	9,109		—	(20)	18	—	(681)	—	—	8,426
Corporate Bonds — Health Care	1		—	—	— (a)	—	—	—	—	1
Corporate Bonds — Industrials	76,751		81	(31,160)	(8)	—	(5,168)	61,782	(76,713)	25,565
Corporate Bonds — Materials	7,656		(407)	(838)	(37)	285	(10,162)	10,465	—	6,962
Corporate Bonds — Telecommunication Services	—		—	(335)	42	1,214	—	4,705	—	5,626
Corporate Bonds — Utilities	16		(240)	228	—	—	(4)	—	—	—
Loan Assignments — Industrials	—		(281)	(174)	3	4,060	(2,224)	—	—	1,384
Loan Assignments — Materials	—		—	(926)	4	10,094	(51)	—	—	9,121
Preferred Stocks — Consumer Discretionary	994		—	(1)	—	—	—	—	(993)	—
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(b)	—	— (a)	—	—	—	—	—	—	(a)
Warrants — Energy	—	(b)	—	— (a)	—	—	—	—	—	—	(a)

Total	$119,962		$(645)	$(39,597)	$69	$16,919	$(26,081)	$102,483	$(77,706)	$95,404

Inflation Managed Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$25,073		$—	$(83)	$4	$1,516	$(6,655)	$—	$(16,453)	$3,402
Collateralized Mortgage Obligations — Non-Agency CMO	599		—	(1)	— (a)	—	(29)	—	(487)	82

322	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Inflation Managed Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Commercial Mortgage-Backed Securities	$2,262	$—	$27	$(341)	$—	$(500)	$—	$(889)	$559
Corporate Bonds — Industrials	2,747	—	—	—	—	—	—	(2,747)	—
Corporate Bonds — Telecommunication Services	1,079	—	(18)	—	—	(1,061)	—	—	—

Total	$31,760	$—	$(75)	$(337)	$1,516	$(8,245)	$—	$(20,576)	$4,043

Limited Duration Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$85,154	$—	$156	$31	$8,696	$(18,374)	$—	$(34,238)	$41,425
Collateralized Mortgage Obligations — Non-Agency CMO	20,343	35	(164)	(9)	8,403	(7,903)	—	(3,371)	17,334
Commercial Mortgage-Backed Securities	6,629	—	(38)	—	—	(52)	—	(465)	6,074

Total	$112,126	$35	$(46)	$22	$17,099	$(26,329)	$—	$(38,074)	$64,833

Mortgage-Backed Securities Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$88,739	$15	$(423)	$(791)	$22,085	$(29,295)	$3,690	$(41,474)	$42,546
Collateralized Mortgage Obligations — Non-Agency CMO	72,237	333	265	37	1,326	(25,108)	—	(15,312)	33,778
Commercial Mortgage-Backed Securities	27,456	—	(669)	(1,339)	4,647	(618)	—	(13,007)	16,470
Loan Assignments — Financials	6,059	—	27	— (a)	1,776	(7,158)	—	—	704

Total	$194,491	$348	$(800)	$(2,093)	$29,834	$(62,179)	$3,690	$(69,793)	$93,498

Short Duration Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$277,737	$—	$(799)	$54	$7,023	$(106,115)	$—	$(152,392)	$25,508
Collateralized Mortgage Obligations — Non-Agency CMO	10,646	—	— (a)	—	—		—	(10,646)	—	(a)
Commercial Mortgage-Backed Securities	74,839	—	318	(3)	—	(39,522)	—	(27,742)	7,890
Loan Assignments — Financials	20,120	—	88	— (a)	9,730	(27,300)	—	—	2,638

Total	$383,342	$—	$(393)	$51	$16,753	$(172,937)	$—	$(190,780)	$36,036

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Short Duration High Yield Fund	Balance as of February 28, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Corporate Bonds — Industrials	$1,571	$—	(a)	$(30)	$(8)	$—	$(494)	$711	$(1,225)	$525
Corporate Bonds — Materials	—	—		(94)	(7)	—	—	637	—	536
Loan Assignments — Industrials	—	—		(78)	— (a)	—	(15)	287	—	194
Loan Assignments — Materials	—	—		(21)	— (a)	230	(1)	—	—	208

Total	$1,571	$—	(a)	$(223)	$(15)	$230	$(510)	$1,635	$(1,225)	$1,463

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine the price for the year ended February 29, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2016, which were valued using significant unobservable inputs (level 3), were as follows (amounts in thousands):

Core Bond Fund	$(7,936)
Core Plus Bond Fund	(7,464)
High Yield Fund	(39,980)
Inflation Managed Bond Fund	(52)
Limited Duration Bond Fund	(37)
Mortgage-Backed Securities Fund	(446)
Short Duration Bond Fund	(900)
Short Duration High Yield Fund	(215)

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$245,913	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 16.38% (2.60%)
			Constant Default Rate	0.00% - 50.00% (13.67%)
			Yield (Discount Rate of Cash Flows)	1.22% - 7.48% (4.45%)
			Projected Principal Writedown	0.00% - 76.31% (7.43%)

Asset-Backed Securities	245,913

	67,160	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 37.14% (8.50%)
			Constant Default Rate	0.00% - 8.82% (2.80%)
			PSA Prepayment Model	395.00% (395.00%)
			Yield (Discount Rate of Cash Flows)	0.74% - 59.37% (4.70%)

Collateralized Mortgage Obligations	67,160

	78,775	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (33.04%)
			Yield (Discount Rate of Cash Flows)	(9.54%) - 7.82% (3.99%)

Commercial Mortgage-Backed Securities	78,775

Total	$391,848

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $84,966,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

324	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$165		Pending Sale Amount	Discount for potential outcome (a)	10.00% - 100.00% (10.00%)

Preferred Stock	—	(b)	Pending Sale Amount	Discount for potential outcome (a)	100.00% (100.00%)

	166		Market Comparable Companies	EBITDA Multiple (c)	6.0x (6.0x)
	561		Pending Sale Amount	Discount for potential outcome (a)	15.00% - 50.00% (13.94%)

Corporate Bond	727

	92,237		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (4.50%) 2.00% (2.00%)
				Projected Principal Writedown	0.00% - 99.99% (1.79%)
				Constant Prepayment Rate	0.00% - 15.00% (1.46%)
				Constant Default Rate	0.00% - 50.00% (24.46%)
				Yield (Discount Rate of Cash Flows)	1.53% - 7.03% (5.26%)

Asset-Backed Securities	92,237

	12,585		Discounted Cash Flow	Constant Prepayment Rate	4.00% - 30.57% (6.83%)
				Constant Default Rate	0.00% - 7.99% (1.52%)
				Yield (Discount Rate of Cash Flows)	2.18% - 18.15% (3.79%)

Collateralized Mortgage Obligations	12,585

	60,848		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.09%)
				Yield (Discount Rate of Cash Flows)	1.21% - 15.36% (5.64%)

Commercial Mortgage-Backed Securities	60,848

Warrant	—	(d)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$166,562

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $22,297,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Value is zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks	$2,465		Pending Sale Amount	Discount for potential outcome (a)	10.00% - 100.00% (10.00%)

Preferred Stock	—	(b)(c)	Pending Sale Amount	Discount for potential outcome (a)	100.00% (100.00%)

	2,638		Market Comparable Companies	EBITDA Multiple (d)	6.00x (6.00x)
	7,981		Pending Sale Amount	Discount for potential outcome (a)	15.00% - 99.99% (14.54%)

Corporate Bonds	10,619

	2,424		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (4.50%) 2.00% (2.00%)
				Constant Prepayment Rate	8.00% (8.00%)
				Constant Default Rate	5.00% (5.00%)
				Yield (Discount Rate of Cash Flows)	5.43% (5.43%)

Asset-Backed Securities	2,424

Warrant	—	(b)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$15,508

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $79,896,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Amount rounds to less than $1,000.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$37,958	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (3.96%)
			Constant Default Rate	0.00% - 50.00% (11.46%)
			Yield (Discount Rate of Cash Flows)	1.37% - 22.20% (4.46%)

Asset-Backed Securities	37,958

	17,334	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 20.00% (9.82%)
			Constant Default Rate	0.00% - 7.30% (0.09%)
			PSA Prepayment Model	395.00% (395.00%)
			Yield (Discount Rate of Cash Flows)	1.63% - 7.34% (2.43%)

Collateralized Mortgage Obligations	17,334

326	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,074	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.18%)
			Constant Default Rate	0.00% - 3.00% (0.11%)
			Yield (Discount Rate of Cash Flows)	3.53% - 6.18% (3.63%)

Commercial Mortgage-Backed Securities	6,074

Total	$61,366

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $3,467,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$39,734	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 13.00% (2.25%)
			Constant Default Rate	0.00% - 50.00% (8.10%)
			Yield (Discount Rate of Cash Flows)	1.22% - 7.48% (4.31%)
			Projected Principal Writedown	76.31% (76.31%)

Asset-Backed Securities	39,734

	33,091	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (7.73%)
			Constant Default Rate	0.00% - 9.74% (5.02%)
			PSA Prepayment Model	395.00% (395.00%)
			Yield (Discount Rate of Cash Flows)	(7.09%) - 59.37% (5.66%)

Collateralized Mortgage Obligations	33,091

	9,418	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (30.84%)
			Yield (Discount Rate of Cash Flows)	0.99% - 7.08% (4.27%)

Commercial Mortgage-Backed Securities	9,418

Total	$82,243

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $11,255,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 29, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. When Issued, Delayed Delivery Securities and Forward Commitments — Core Bond Fund, Core Plus Bond Fund and Mortgage-Backed Securities Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

Core Bond Fund, Core Plus Bond Fund and Mortgage-Backed Securities Fund had delayed delivery securities outstanding as of February 29, 2016, which are shown as Payable for investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2016 are detailed on the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the borrower on a loan, provided, however, the fund’s rights may be more limited than the lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At February 29, 2016, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Deutsche Bank AG	6.7%

E. Unfunded Commitments — Core Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund have entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 29, 2016, the following Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

Core Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group Inc.	Revolving Loan	06/12/17	0.500%	3.439%	$1,359	$1,352	$10,341	$10,289	$11,700	$11,641

328	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Mortgage-Backed Securities Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group Inc.	Revolving Loan	06/12/17	0.500%	3.439%	$93	$93	$707	$704	$800	$797

Short Duration Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group Inc.	Revolving Loan	06/12/17	0.500%	3.439%	$349	$347	$2,651	$2,638	$3,000	$2,985

F. Derivatives — Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration High Yield Fund used instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(4) below describe the various derivatives used by the Funds.

(1). Options — Core Plus Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in options written during the year ended February 29, 2016 were as follows (amounts in thousands, except number of contracts):

	Options
	Number of Contracts	Premiums Received
Core Plus Bond Fund
Options outstanding at February 28, 2015	—	$—
Options written	2	278
Options expired	—	—
Options closed	(2)	(278)

Options outstanding at February 29, 2016	—	$—

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — Core Plus Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures exposes the Fund to interest risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund and Short Duration High Yield may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 29, 2016, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the

330	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.).

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted by counterparty as of February 29, 2016 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	Barclays Bank plc	$(5,120)	$5,370
		BNP Paribas	(9,142)	9,860
		Citibank, N.A.	(11,374)	11,980
		Credit Suisse International	(7,391)	7,630
		Deutsche Bank AG, New York	(22,029)	23,560
		Goldman Sachs International	(7,441)	7,760
		Morgan Stanley Capital Services	(13,914)	14,420
		Royal Bank of Scotland	(5,279)	5,540

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Core Plus Bond Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

Inflation Managed Bond Fund used inflation-linked swaps to provide inflation protection within its portfolio. The use of swaps exposes the Fund to interest rate risk.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$7	$—	$—	$7
Foreign exchange contracts	Receivables	—	147	—	147
Credit contracts	Receivables	—	—	10,849	10,849

Total		$7	$147	$10,849	$11,003

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(267)	$—	$(143)	$(410)
Foreign exchange contracts	Payables	—	(280)	—	(280)
Credit contracts	Payables	—	—	(1,303)	(1,303)

Total		$(267)	$(280)	$(1,446)	$(1,993)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Liability:		OTC Swaps
Interest rate contracts	Payables	$(81,690)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 29, 2016 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted (b)	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$5,120	$—	$(5,120)	$—
BNP Paribas	9,142	—	(9,142)	—
Citibank, N.A.	11,374	—	(11,374)	—
Credit Suisse International	7,391	—	(7,391)	—
Deutsche Bank AG, New York	22,029	—	(22,029)	—
Goldman Sachs International	7,441	—	(7,441)	—
Morgan Stanley Capital Services	13,914	—	(13,914)	—
Royal Bank of Scotland	5,279	—	(5,279)	—

	$81,690	$—	$(81,690)	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.F.(4). for actual swap collateral received or posted.

332	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 29, 2016, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$366	$1,327	$—	$(74)	$1,619
Foreign exchange contracts	—	—	1,060	—	1,060
Credit contracts	—	—	—	(344)	(344)

Total	$366	$1,327	$1,060	$(418)	$2,335

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$266	$—	$(87)	$179
Foreign exchange contracts	—	(603)	—	(603)
Credit contracts	—	—	343	343

Total	$266	$(603)	$256	$(81)

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Swaps
Interest rate contracts	$(6,047)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Swaps
Interest rate contracts	$(28,601)

Short Duration High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$8

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—	(a)

(a)	Amount rounds to less than $1,000.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 29, 2016 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund		Inflation Managed Bond Fund	Short Duration High Yield Fund
Futures Contracts:
Average Notional Balance Long	$282,364		$—	$—
Average Notional Balance Short	124,427		—	—
Ending Notional Balance Long	192,973		—	—
Ending Notional Balance Short	15,113		—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	1,198		—	26
Average Settlement Value Sold	12,585		—	207	(a)
Ending Settlement Value Purchased	7,623		—	—
Ending Settlement Value Sold	13,530		—	—

Exchange-Traded Options:
Average Number of Contracts Purchased	1,500	(b)	—	—
Average Number of Contracts Written	1,500	(b)	—	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	86,000	(c)	—	—
Average Notional Balance — Sell Protection	60,000	(d)	—	—
Ending Notional Balance — Buy Protection	145,000		—	—
Ending Notional Balance — Sell Protection	—		—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Buy Fixed Rate	5,000		1,264,077	—
Ending Notional Balance — Buy Fixed Rate	5,000		1,242,000	—

(a)	For the period from March 1, 2015 to April 30, 2015.
(b)	For the period from November 1, 2015 to November 30, 2015.
(c)	For the period from October 1, 2015 to February 29, 2016.
(d)	For the period from July 1, 2015 to July 30, 2015.

The Funds’ derivatives contracts held at February 29, 2016 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

334	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the year ended February 29, 2016 are as follows (amounts in thousands):

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class	Total
Core Bond Fund
Transfer agent fees	$166	$1	$40	$11	$6	$103	n/a	$219	$546
Sub-transfer agent fees	2,537	3	389	190	257	—	n/a	6,484	9,860

Core Plus Bond Fund
Transfer agent fees	59	—	11	4	n/a	16	$8	20	118
Sub-transfer agent fees	696	—	165	60	n/a	—	237	325	1,483

Government Bond Fund
Transfer agent fees	269	—	6	16	n/a	n/a	n/a	14	305
Sub-transfer agent fees	1,003	1	71	119	n/a	n/a	n/a	829	2,023

High Yield Fund
Transfer agent fees	80	—	17	9	4	22	n/a	972	1,104
Sub-transfer agent fees	763	1	184	22	40	—	n/a	5,142	6,152

Inflation Managed Bond Fund
Transfer agent fees	10	n/a	1	1	—	5	n/a	11	28
Sub-transfer agent fees	91	n/a	2	—	9	—	n/a	72	174

Limited Duration Bond Fund
Transfer agent fees	25	—	5	n/a	n/a	18	n/a	9	57
Sub-transfer agent fees	152	—	30	n/a	n/a	—	n/a	58	240

Mortgage-Backed Securities Fund
Transfer agent fees	20	n/a	1	n/a	n/a	11	n/a	12	44
Sub-transfer agent fees	32	n/a	4	n/a	n/a	—	n/a	124	160

Short Duration Bond Fund
Transfer agent fees	17	—	7	n/a	n/a	23	n/a	62	109
Sub-transfer agent fees	220	—	59	n/a	n/a	—	n/a	3,829	4,108

Short Duration High Yield Fund
Transfer agent fees	1	n/a	—	n/a	n/a	1	n/a	2	4
Sub-transfer agent fees	1	n/a	—	n/a	n/a	—	n/a	1	2

Treasury & Agency Fund
Transfer agent fees	4	—	n/a	n/a	n/a	n/a	n/a	2	6
Sub-transfer agent fees	3	—	n/a	n/a	n/a	n/a	n/a	21	24

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
Core Bond Fund	$—	(a)	$145		$(145)
Core Plus Bond Fund	(3,905)		563		3,342
Government Bond Fund	—		—	(a)	—	(a)
High Yield Fund	—	(a)	(111)		111
Inflation Managed Bond Fund	—		1,344		(1,344)
Limited Duration Bond Fund	(4,374)		113		4,261
Short Duration High Yield Fund	—		(77)		77
Treasury & Agency Fund	—		—	(a)	—	(a)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to amendment fees, expiration of capital loss carryforwards, foreign currency gains and losses, redesignation of distributions and treasury inflation protected securities.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a

336	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R2
0.25%	0.75%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2016, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Core Bond Fund	$643	$4
Core Plus Bond Fund	546	—	(a)
Government Bond Fund	34	1
High Yield Fund	135	—	(a)
Inflation Managed Bond Fund	1	—	(a)
Limited Duration Bond Fund	16	—	(a)
Mortgage-Backed Securities Fund	39	—
Short Duration Bond Fund	69	—	(a)
Short Duration High Yield Fund	1	—
Treasury & Agency Fund	2	—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into Shareholder Servicing Agreements with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreements. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

short sales (if applicable, except Core Bond Fund and High Yield Fund which will begin excluding interest expenses related to short sales on December 1, 2015 and November 1, 2015, respectively), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	1.00%	0.45%	0.35%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	1.15	n/a	0.40	0.49%	0.46	^
Government Bond Fund	0.75	1.48	1.48	1.00	n/a	n/a	n/a	0.48
High Yield Fund	1.00	1.55	1.55	1.30	0.75	0.70	n/a	0.80
Inflation Managed Bond Fund	0.75	n/a	1.40	1.00	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	1.15	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	0.30	n/a	0.55
Short Duration High Yield Fund	0.90	n/a	1.40	n/a	n/a	0.50	n/a	0.65
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	0.45

^	Prior to January 6, 2016, the contractual expense limitation for Core Plus Bond Fund was 0.65% for Select Class Shares.

Except as noted above, the expense limitation agreements were in effect for the year ended February 29, 2016 and are in place until at least June 30, 2016, except for Class B Shares which are no longer operating.

For the year ended February 29, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$9,095	$6,031	$16,006	$31,132	$134
Core Plus Bond Fund	313	207	2,575	3,095	226
Government Bond Fund	239	158	3,058	3,455	878
High Yield Fund	3,354	2,232	17,201	22,787	1,017
Inflation Managed Bond Fund	—	—	1,290	1,290	81
Limited Duration Bond Fund	893	594	679	2,166	—	(a)
Mortgage-Backed Securities Fund	3,165	2,100	1,399	6,664	—
Short Duration Bond Fund	3,399	2,258	4,131	9,788	—	(a)
Short Duration High Yield Fund	240	158	151	549	—	(a)
Treasury & Agency Fund	273	94	4	371	—	(a)

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

For Core Plus Bond Fund, effective January 6, 2016, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. Prior to January 6, 2016, a portion of the waiver was voluntary.

The amounts of waivers resulting from investments in these money market funds for the year ended February 29, 2016 were as follows (amounts in thousands):

Core Bond Fund	$3,434
Core Plus Bond Fund	359
Government Bond Fund	—	(a)
High Yield Fund	577
Inflation Managed Bond Fund	55
Limited Duration Bond Fund	267
Mortgage-Backed Securities Fund	284
Short Duration Bond Fund	1
Short Duration High Yield Fund	12

(a)	Amount rounds to less than $1,000.

338	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board’s appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 29, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$6,107,933	$4,679,254	$1,694,197	$1,269,522
Core Plus Bond Fund	1,704,774	1,238,425	1,157,934	617,435
Government Bond Fund	131,992	96,726	67,026	89,340
High Yield Fund	5,317,811	4,862,719	—	—
Inflation Managed Bond Fund	254,776	363,688	194,604	283,667
Limited Duration Bond Fund	577,812	221,841	—	25,000
Mortgage-Backed Securities Fund	371,879	404,683	13,994	121
Short Duration Bond Fund	2,184,091	2,623,981	2,576,761	2,163,840
Short Duration High Yield Fund	84,115	156,807	—	—
Treasury & Agency Fund	—	2,656	27,487	48,488

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$28,922,277	$1,078,760	$215,446	$863,314
Core Plus Bond Fund	4,737,626	120,692	118,103	2,589
Government Bond Fund	1,233,060	74,237	2,711	71,526
High Yield Fund	10,104,285	139,357	1,214,358	(1,075,001)
Inflation Managed Bond Fund	1,616,080	32,612	10,753	21,859
Limited Duration Bond Fund	1,260,926	5,966	14,823	(8,857)
Mortgage-Backed Securities Fund	2,602,962	95,933	15,694	80,239
Short Duration Bond Fund	10,964,399	52,499	54,547	(2,048)
Short Duration High Yield Fund	168,246	688	16,827	(16,139)
Treasury & Agency Fund	104,666	764	106	658

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to defaulted bonds, debt modifications, treasury inflation protected securities and wash sale loss deferrals.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Fund	$684,915	$51,834	$736,749
Core Plus Bond Fund	138,839	2,968	141,807
Government Bond Fund	29,770	17,869	47,639
High Yield Fund	560,773	5,788	566,561
Inflation Managed Bond Fund	26,879	—	26,879
Limited Duration Bond Fund	11,558	—	11,558
Mortgage-Backed Securities Fund	77,010	2,191	79,201
Short Duration Bond Fund	100,901	8,357	109,258
Short Duration High Yield Fund	9,568	—	9,568
Treasury & Agency Fund	720	110	830

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Core Bond Fund	$630,225	$30,304	$660,529
Core Plus Bond Fund	94,871	21,234	116,105
Government Bond Fund	32,974	24,479	57,453
High Yield Fund	587,354	192,531	779,885
Inflation Managed Bond Fund	21,802	—	21,802
Limited Duration Bond Fund	7,455	—	7,455
Mortgage-Backed Securities Fund	85,798	2,688	88,486
Short Duration Bond Fund	99,576	6,329	105,905
Short Duration High Yield Fund	12,162	—	12,162
Treasury & Agency Fund	1,230	462	1,692

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
Core Bond Fund	$8,250	$19,328	$—	$863,307
Core Plus Bond Fund	1,676	—	(1,406)	1,011
Government Bond Fund	307	504	—	71,526
High Yield Fund	8,585	—	(84,688)	(1,075,001)
Inflation Managed Bond Fund	1,103	—	(9,073)	(59,832)
Limited Duration Bond Fund	185	—	(71,078)	(8,857)
Mortgage-Backed Securities Fund	900	110	—	80,239
Short Duration Bond Fund	2,703	—	—	(2,050)
Short Duration High Yield Fund	99	—	(5,070)	(16,139)
Treasury & Agency Fund	9	3	—	658

For the Funds, the cumulative timing differences primarily consist of capital loss carryover, debt modifications, post-October capital loss deferrals, treasury inflation protected securities, trustees’ deferred compensation and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

340	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

As of February 29, 2016, Core Bond Fund, Government Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Treasury & Agency Fund did not have any net capital loss carryforwards.

As of February 29, 2016, the Funds had the following pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

	2017	2018	2019	Total
Limited Duration Bond Fund	$42,572	$10,531	$6,963	$60,066

As of February 29, 2016, the Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term		Long-Term
Core Plus Bond Fund	$1,406		$—
High Yield Fund	39,756		44,932
Inflation Managed Bond Fund	8,757		316
Limited Duration Bond Fund	—	(a)	11,012
Short Duration High Yield Fund	3,057		2,013

(a)	Amount rounds to less than $1,000.

During the year ended February 29, 2016, the following Funds had expired capital loss carryforwards as follows (amounts in thousands):

Core Plus Bond Fund	$3,905
Limited Duration Bond Fund	4,374

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2016 the Funds deferred to March 1, 2016 the following specified ordinary losses and net capital losses of (amounts in thousands):

		Net Capital Losses
	Specified Ordinary Losses	Short-Term	Long-Term
Core Bond Fund	$—	$4,869	$—
Core Plus Bond Fund	60	8,939	8,206
High Yield Fund	—	66,554	112,791
Inflation Managed Bond Fund	—	554	(74)
Limited Duration Bond Fund	—	(2)	33
Short Duration Bond Fund	—	409	65
Short Duration High Yield Fund	—	841	4,139

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016 or at anytime during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

As of February 29, 2016, one or more affiliates of the Adviser had investment discretion with respect to their clients’ holdings in the Funds, which collectively represent the following percentage of each applicable Fund’s net assets:

	Number of Shareholders	% of the Fund
Core Plus Bond Fund	1	13.6%
High Yield Fund	2	22.8
Inflation Managed Bond Fund	1	23.1
Short Duration Bond Fund	2	62.0
Short Duration High Yield Fund	1	83.2
Treasury & Agency Fund	2	54.6

As of February 29, 2016, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	22.5%
Core Plus Bond Fund	26.5	—
High Yield Fund	—	24.8
Inflation Managed Bond Fund	15.0	22.6
Limited Duration Bond Fund	40.8	—

As of February 29, 2016, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Short Duration High Yield Fund each had one shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that collectively owned shares representing the following percentage of each applicable Fund’s net assets:

% of the Fund
Government Bond Fund	18.9%
High Yield Fund	10.7
Inflation Managed Bond Fund	12.1
Short Duration Bond Fund	12.1
Short Duration High Yield Fund	10.7

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

High Yield Fund and Short Duration High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

342	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	343

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Duration High Yield Fund and JPMorgan Treasury & Agency Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Treasury & Agency Fund (each a separate fund of JPMorgan Trust II) and JPMorgan Inflation Managed Bond Fund and JPMorgan Short Duration High Yield Fund (each a separate fund of JPMorgan Trust I) (hereafter collectively referred to as the “Funds”) at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

344	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	345

Trustees

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

346	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management. Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	347

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,019.80	$3.77	0.75%
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	1,016.30	6.97	1.39
Hypothetical	1,000.00	1,017.95	6.97	1.39
Class R2
Actual	1,000.00	1,017.80	5.02	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Class R5
Actual	1,000.00	1,020.60	2.21	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class R6
Actual	1,000.00	1,021.10	1.76	0.35
Hypothetical	1,000.00	1,023.12	1.76	0.35
Select Class
Actual	1,000.00	1,020.00	2.91	0.58
Hypothetical	1,000.00	1,021.98	2.92	0.58

Core Plus Bond Fund
Class A
Actual	1,000.00	1,010.60	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	1,007.10	6.99	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class R2
Actual	1,000.00	1,007.10	5.74	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15

348	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class R6
Actual	$1,000.00	$1,012.30	$2.00	0.40%
Hypothetical	1,000.00	1,022.87	2.01	0.40
Institutional Class
Actual	1,000.00	1,012.00	2.45	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Select Class
Actual	1,000.00	1,010.00	3.10	0.62
Hypothetical	1,000.00	1,021.78	3.12	0.62

Government Bond Fund
Class A
Actual	1,000.00	1,022.20	3.77	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	1,019.20	7.43	1.48
Hypothetical	1,000.00	1,017.50	7.42	1.48
Class R2
Actual	1,000.00	1,020.90	5.02	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Select Class
Actual	1,000.00	1,024.50	2.42	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

High Yield Fund
Class A
Actual	1,000.00	941.30	4.87	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01
Class C
Actual	1,000.00	938.70	7.52	1.56
Hypothetical	1,000.00	1,017.11	7.82	1.56
Class R2
Actual	1,000.00	939.60	6.32	1.31
Hypothetical	1,000.00	1,018.35	6.57	1.31
Class R5
Actual	1,000.00	941.50	3.67	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
Class R6
Actual	1,000.00	941.60	3.43	0.71
Hypothetical	1,000.00	1,021.33	3.57	0.71
Select Class
Actual	1,000.00	941.30	3.91	0.81
Hypothetical	1,000.00	1,020.84	4.07	0.81

Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,004.70	3.74	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	1,000.70	6.96	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class R2
Actual	1,000.00	1,002.40	4.98	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	349

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Inflation Managed Bond Fund (continued)
Class R5
Actual	$1,000.00	$1,004.70	$2.69	0.54%
Hypothetical	1,000.00	1,022.18	2.72	0.54
Class R6
Actual	1,000.00	1,005.20	2.29	0.46
Hypothetical	1,000.00	1,022.58	2.31	0.46
Select Class
Actual	1,000.00	1,004.50	2.99	0.60
Hypothetical	1,000.00	1,021.88	3.02	0.60

Limited Duration Bond Fund
Class A
Actual	1,000.00	1,000.60	3.38	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68
Class C
Actual	1,000.00	997.20	5.86	1.18
Hypothetical	1,000.00	1,019.00	5.92	1.18
Class R6
Actual	1,000.00	1,002.00	1.14	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23
Select Class
Actual	1,000.00	1,000.90	2.14	0.43
Hypothetical	1,000.00	1,022.73	2.16	0.43

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,018.20	3.21	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64
Class C
Actual	1,000.00	1,015.40	5.71	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14
Class R6
Actual	1,000.00	1,019.90	1.21	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
Select Class
Actual	1,000.00	1,019.00	1.96	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39

Short Duration Bond Fund
Class A
Actual	1,000.00	1,001.90	3.98	0.80
Hypothetical	1,000.00	1,020.89	4.02	0.80
Class C
Actual	1,000.00	999.40	6.46	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30
Class R6
Actual	1,000.00	1,003.60	1.49	0.30
Hypothetical	1,000.00	1,023.37	1.51	0.30
Select Class
Actual	1,000.00	1,002.30	2.74	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55

350	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Short Duration High Yield Fund
Class A
Actual	$1,000.00	$958.20	$4.38	0.90%
Hypothetical	1,000.00	1,020.39	4.52	0.90
Class C
Actual	1,000.00	954.80	6.80	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class R6
Actual	1,000.00	959.20	2.44	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Select Class
Actual	1,000.00	958.50	3.17	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65

Treasury & Agency Fund
Class A
Actual	1,000.00	1,004.70	3.49	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Select Class
Actual	1,000.00	1,007.00	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	351

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Fund	$51,834
Core Plus Bond Fund	2,968
Government Bond Fund	17,869
High Yield Fund	5,788
Mortgage-Backed Securities Fund	2,191
Short Duration Bond Fund	8,357
Treasury & Agency Fund	110

Qualified Dividend Income (QDI)

Each fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended February 29, 2016 (amounts in thousands):

Qualified Dividend Income
High Yield Bond	$4,624

Qualified Interest Income (QII) and Short-Term Capital Gain

Each Fund listed below paid the following amount, or the maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 29, 2016 (amounts in thousands):

	Qualified Interest Income	Short-Term Capital Gain
Core Bond Fund	$644,259	$3,160
Core Plus Bond Fund	118,758	6,717
Government Bond Fund	28,837	14
High Yield Fund	474,317	—
Limited Duration Bond Fund	11,317	—
Short Duration Bond Fund	94,718	198
Treasury & Agency Fund	713	—	(a)

(a)	Amount rounds to less than $1,000.

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016:

Income from U.S. Treasury Obligations
Core Bond Fund	8.88%
Core Plus Bond Fund	10.54
Government Bond Fund	29.72
Limited Duration Bond Fund	0.21
Mortgage-Backed Securities Fund	0.54
Short Duration Bond Fund	34.20
Treasury & Agency Fund	66.63

352	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 29, 2016.	AN-INC2-216

Annual Report

J.P. Morgan Income Funds

February 29, 2016

JPMorgan Managed Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	1

JPMorgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices and prices for other commodities also slumped during the twelve month reporting period.

Bond markets in the U.S. and overseas had a mixed performance over the twelve month reporting period. Sovereign debt, including U.S. Treasury securities, generally posted positive returns for the period, as market volatility drove investors toward lower-risk securities and the prospect of rising interest rates in the U.S. Notably, the difference between the yield on two-year and 30-year Treasury bonds narrowed sharply toward the end of the reporting period, reflecting investor expectations for slowing growth in the U.S.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.40%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.08%

Net Assets as of 2/29/2016 (In Thousands)	$5,896,853
Duration as of 2/29/2016	0.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices and prices for other commodities also slumped during the twelve month reporting period.

Bond markets in the U.S. and overseas had a mixed performance over the twelve month reporting period. Sovereign debt, including U.S. Treasury securities, generally posted positive returns for the period, as market volatility drove investors toward lower-risk securities and the prospect of rising interest rates in the U.S. Notably, the difference between the yield on two-year and 30-year Treasury bonds narrowed sharply toward the end of the reporting period, reflecting investor expectations for slowing growth in the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Institutional Class Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”).

The main contributors to the Fund’s performance relative to the Benchmark were its investments in “spread sectors,” or fixed income asset classes that generate additional yield over U.S. Treasury bonds, including corporate bonds and asset-backed securities. Within the corporate bond asset class, the Fund’s investments in the banking sector were the largest contributors to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund reduced its exposure to securities with durations longer than 18 months. In addition, the Fund maintained exposure to floating rate notes during the period. The Fund also held non-Treasury debt securities and asset-backed securities, which were not included in the Benchmark.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Corporate Bonds	51.2%
Certificates of Deposit	13.4
Asset-Backed Securities	13.6
Commercial Paper	7.4
U.S. Treasury Obligations	6.2
Repurchase Agreements	4.7
Investment Company	2.7
Foreign Government Securities	0.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding the Fund and information on holdings.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	September 30, 2010	0.40%	0.47%	0.45%
SELECT CLASS SHARES	September 30, 2010	0.30	0.39	0.36

LIFE OF FUND PERFORMANCE (9/30/10 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — 75.6%
	Asset-Backed Securities — 13.7%
	Ally Auto Receivables Trust,
992	Series 2013-2, Class A3, 0.790%, 01/15/18	992
17,544	Series 2014-1, Class A3, 0.970%, 10/15/18	17,531
8,000	Series 2015-1, Class A2, 0.920%, 02/15/18	7,991
22,850	Series 2015-2, Class A2A, 0.980%, 03/15/18	22,838
13,384	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	13,367
14,586	Series 2016-1, Class A2A, 1.200%, 08/15/18	14,589
	AmeriCredit Automobile Receivables Trust,
12,103	Series 2013-5, Class A3, 0.900%, 09/10/18	12,089
618	Series 2014-2, Class A2A, 0.540%, 10/10/17	618
7,200	Series 2016-1, Class A2A, 1.520%, 06/10/19	7,204
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.701%, 09/16/19	6,112
	Bank of The West Auto Trust,
1,032	Series 2014-1, Class A2, 0.690%, 07/17/17 (e)	1,032
6,094	Series 2015-1, Class A2A, 0.870%, 04/16/18 (e)	6,081
	BMW Vehicle Lease Trust,
8,822	Series 2015-1, Class A2A, 0.860%, 02/21/17	8,817
19,150	Series 2015-2, Class A2A, 1.070%, 01/22/18	19,132
9,125	Series 2016-1, Class A2A, 1.170%, 01/22/18	9,118
1,395	BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.530%, 04/25/17	1,395
	California Republic Auto Receivables Trust,
5,361	Series 2015-1, Class A2, 0.880%, 12/15/17	5,359
14,994	Series 2015-2, Class A2, 0.880%, 02/15/18	14,974
8,000	Series 2015-3, Class A2, 1.140%, 07/16/18	7,988
	Capital Auto Receivables Asset Trust,
11,073	Series 2013-4, Class A3, 1.090%, 03/20/18	11,065
18,000	Series 2014-1, Class A3, 1.320%, 06/20/18	18,002
3,621	Series 2014-2, Class A2, 0.910%, 04/20/17	3,621
	CarMax Auto Owner Trust,
722	Series 2013-2, Class A3, 0.640%, 01/16/18	721
2,666	Series 2013-3, Class A3, 0.970%, 04/16/18	2,664
16,816	Series 2013-4, Class A3, 0.800%, 07/16/18	16,793
6,573	Series 2014-3, Class A2, 0.550%, 08/15/17	6,570
16,134	Series 2014-4, Class A2A, 0.670%, 02/15/18	16,123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
20,394	Series 2015-1, Class A2, 0.880%, 03/15/18	20,390
19,892	Series 2015-3, Class A2A, 1.100%, 11/15/18	19,889
22,876	Series 2015-4, Class A2A, 1.090%, 04/15/19	22,864
27,391	Series 2016-1, Class A2A, 1.300%, 04/15/19	27,392
825	Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A3, 0.910%, 04/16/18 (e)	824
1,316	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	1,316
29,795	Citibank Credit Card Issuance Trust, Series 2006-A8, Class A8, VAR, 0.662%, 12/17/18	29,757
	CNH Equipment Trust,
1,095	Series 2013-B, Class A3, 0.690%, 08/15/18	1,093
816	Series 2013-C, Class A3, 1.020%, 08/15/18	815
1,851	Series 2014-A, Class A3, 0.840%, 05/15/19	1,847
5,435	Series 2014-C, Class A2, 0.630%, 12/15/17	5,432
13,469	Series 2015-A, Class A2, 0.840%, 06/15/18	13,451
15,033	Series 2015-B, Class A2A, 0.840%, 08/15/18	15,011
	Fifth Third Auto Trust,
517	Series 2013-1, Class A3, 0.880%, 10/16/17	516
3,533	Series 2014-2, Class A3, 0.890%, 11/15/18	3,527
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.961%, 10/15/19	10,394
	Ford Credit Auto Lease Trust,
1,351	Series 2014-A, Class A3, 0.680%, 04/15/17	1,351
596	Series 2014-B, Class A2A, 0.510%, 03/15/17	596
351	Series 2015-A, Class A2A, 0.790%, 12/15/17	350
16,800	Series 2015-B, Class A2A, 1.040%, 05/15/18	16,766
	Ford Credit Auto Owner Trust,
1,379	Series 2013-A, Class A3, 0.550%, 07/15/17	1,378
1,434	Series 2013-B, Class A3, 0.570%, 10/15/17	1,433
7,011	Series 2013-D, Class A3, 0.670%, 04/15/18	7,001
13,561	Series 2014-C, Class A3, 1.060%, 05/15/19	13,559
14,150	Series 2015-C, Class A2A, 0.950%, 08/15/18	14,154
2,313	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,310
	Honda Auto Receivables Owner Trust,
3,358	Series 2013-2, Class A3, 0.530%, 02/16/17	3,356

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Asset-Backed Securities — continued
9,896	Series 2013-4, Class A3, 0.690%, 09/18/17	9,888
4,231	Series 2014-4, Class A2, 0.580%, 01/17/17	4,229
3,898	Series 2015-1, Class A2, 0.700%, 06/15/17	3,895
12,200	Series 2015-4, Class A2, 0.820%, 07/23/18	12,176
7,194	Series 2016-1, Class A2, 1.010%, 06/18/18	7,186
	Hyundai Auto Lease Securitization Trust,
1,918	Series 2014-B, Class A2, 0.610%, 02/15/17 (e)	1,917
10,000	Series 2014-B, Class A3, 0.980%, 11/15/17 (e)	9,995
8,875	Series 2015-A, Class A2, 1.000%, 10/16/17 (e)	8,875
18,989	Series 2015-B, Class A2B, VAR, 0.751%, 12/15/17 (e)	18,976
	Hyundai Auto Receivables Trust,
31,487	Series 2014-B, Class A3, 0.900%, 12/17/18	31,455
12,084	Series 2015-A, Class A2, 0.680%, 10/16/17	12,081
11,500	Series 2015-C, Class A2A, 0.990%, 11/15/18	11,492
2,957	John Deere Owner Trust, Series 2014-B, Class A2A, 0.540%, 07/17/17	2,956
896	Macquarie Equipment Funding Trust, Series 2014-A, Class A2, 0.800%, 11/21/16 (e)	896
	Mercedes-Benz Auto Lease Trust,
14,827	Series 2014-A, Class A3, 0.680%, 12/15/16	14,824
5,100	Series 2015-A, Class A2A, 0.780%, 02/15/17	5,100
29,084	Series 2015-B, Class A2A, 1.000%, 01/16/18	29,035
13,500	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B, VAR, 0.701%, 06/15/18	13,501
8,906	Nissan Auto Lease Trust, Series 2015-B, Class A2A, 1.180%, 12/15/17	8,908
	Nissan Auto Receivables Owner Trust,
771	Series 2012-B, Class A4, 0.660%, 12/17/18	771
9,782	Series 2014-B, Class A2, 0.600%, 06/15/17	9,776
9,920	Series 2015-A, Class A2, 0.670%, 09/15/17	9,916
13,800	Series 2015-B, Class A2B, VAR, 0.711%, 07/16/18	13,804
11,359	Series 2016-A, Class A2A, 1.060%, 02/15/19	11,353
255	Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 0.790%, 11/21/17 (e)	254

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
	Santander Drive Auto Receivables Trust,
1,097	Series 2014-2, Class A3, 0.800%, 04/16/18	1,097
715	Series 2014-4, Class A2A, 0.670%, 01/16/18	715
7,000	Series 2014-4, Class A3, 1.080%, 09/17/18	6,994
3,531	Series 2015-4, Class A2A, 1.200%, 12/17/18	3,530
8,900	Series 2015-5, Class A2A, 1.120%, 12/17/18	8,883
	Toyota Auto Receivables Owner Trust,
1,685	Series 2014-C, Class A2, 0.510%, 02/15/17	1,685
5,994	Series 2015-A, Class A2, 0.710%, 07/17/17	5,991
7,293	Series 2015-B, Class A2B, VAR, 0.637%, 11/15/17	7,290
	Volkswagen Auto Lease Trust,
1,328	Series 2014-A, Class A3, 0.800%, 04/20/17	1,325
8,454	Series 2015-A, Class A2A, 0.870%, 06/20/17	8,422
	Volkswagen Auto Loan Enhanced Trust,
2,603	Series 2012-2, Class A4, 0.660%, 03/20/19	2,594
2,989	Series 2013-1, Class A3, 0.560%, 08/21/17	2,985
13,726	World Omni Auto Receivables Trust, Series 2012-B, Class A4, 0.810%, 01/15/19	13,707

	Total Asset-Backed Securities (Cost $808,460)	808,035

	Certificates of Deposit — 3.3%
	Bank of Montreal, (Canada),
20,000	0.808%, 06/16/17	19,900
25,000	VAR, 0.894%, 09/01/17	24,975
	Canadian Imperial Bank of Commerce, (Canada),
40,000	0.686%, 06/02/17	39,840
45,989	0.988%, 05/23/17	45,874
45,031	National Bank of Canada, 1.025%, 05/24/17	44,761
20,000	Svenska Handelsbanken AB, (Sweden), 0.932%, 12/07/17	19,975

	Total Certificates of Deposit (Cost $195,944)	195,325

	Corporate Bonds — 51.6%
	Consumer Discretionary — 2.2%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 2.600%, 12/01/16	5,050

	Automobiles — 1.2%
	Daimler Finance North America LLC,
1,500	2.625%, 09/15/16 (e)	1,510
1,450	3.000%, 03/28/16 (e)	1,452

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Automobiles — continued
1,700	VAR, 0.933%, 03/02/17 (e)	1,693
10,600	VAR, 0.956%, 08/01/17 (e)	10,506
24,307	VAR, 1.329%, 08/03/17 (e)	24,232
	Hyundai Capital America,
2,945	1.450%, 02/06/17 (e)	2,935
13,678	1.875%, 08/09/16 (e)	13,702
17,853	3.750%, 04/06/16 (e)	17,898

		73,928

	Media — 0.8%
2,247	NBCUniversal Enterprise, Inc., VAR, 1.159%, 04/15/16 (e)	2,248
28,366	Omnicom Group, Inc., 5.900%, 04/15/16	28,513
14,775	Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	14,760

		45,521

	Multiline Retail — 0.1%
3,795	Target Corp., 5.875%, 07/15/16	3,868

	Specialty Retail — 0.0% (g)
841	Home Depot, Inc. (The), VAR, 0.882%, 09/15/17	843

	Total Consumer Discretionary	129,210

	Consumer Staples — 1.7%
	Beverages — 0.7%
7,454	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	7,471
12,500	PepsiCo, Inc., VAR, 0.972%, 10/13/17	12,518
21,000	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	21,165

		41,154

	Food & Staples Retailing — 0.3%
7,000	CVS Health Corp., 1.200%, 12/05/16	7,007
	Kroger Co. (The),
2,523	2.200%, 01/15/17	2,543
8,400	VAR, 1.150%, 10/17/16	8,405

		17,955

	Food Products — 0.7%
31,125	General Mills, Inc., 5.700%, 02/15/17	32,472
6,680	Tate & Lyle International Finance plc, (United Kingdom), 6.625%, 06/15/16 (e)	6,778

		39,250

	Total Consumer Staples	98,359

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
23,969	Anadarko Petroleum Corp., 5.950%, 09/15/16	24,088
	BP Capital Markets plc, (United Kingdom),
2,475	2.248%, 11/01/16	2,488
8,651	VAR, 1.040%, 11/07/16	8,617
4,167	Canadian Natural Resources Ltd., (Canada), VAR, 0.978%, 03/30/16	4,161
28,236	Chevron Corp., VAR, 0.980%, 11/09/17	28,084
2,100	CNOOC Finance 2013 Ltd., (United Kingdom), 1.125%, 05/09/16	2,099
27,625	Exxon Mobil Corp., VAR, 0.685%, 03/01/18	27,482
8,297	Phillips 66, 2.950%, 05/01/17	8,401
7,500	TransCanada PipeLines Ltd., (Canada), VAR, 1.283%, 06/30/16	7,485

	Total Energy	112,905

	Financials — 36.7%
	Banks — 21.9%
	ABN AMRO Bank N.V., (Netherlands),
17,516	4.250%, 02/02/17 (e)	17,913
55,428	VAR, 1.421%, 10/28/16 (e)	55,512
	Australia & New Zealand Banking Group Ltd., (Australia),
2,500	1.250%, 01/10/17	2,503
7,580	VAR, 0.997%, 01/10/17 (e)	7,582
	Bank of Montreal, (Canada),
8,000	1.300%, 07/15/16	8,015
7,143	VAR, 1.228%, 07/31/18	7,099
	Bank of Nova Scotia (The), (Canada),
5,082	1.250%, 04/11/17	5,081
2,750	1.375%, 07/15/16	2,757
18,500	2.550%, 01/12/17	18,727
17,284	VAR, 1.452%, 01/15/19	17,245
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,000	1.200%, 03/10/17 (e)	997
38,992	1.550%, 09/09/16 (e)	39,041
29,700	VAR, 0.897%, 03/10/17 (e)	29,626
1,925	VAR, 1.087%, 09/09/16 (e)	1,927
	Banque Federative du Credit Mutuel S.A., (France),
9,221	1.700%, 01/20/17 (e)	9,232
31,366	VAR, 1.474%, 01/20/17 (e)	31,450
34,025	Barclays Bank plc, (United Kingdom), Series 1, 5.000%, 09/22/16	34,738

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Banks — continued
	BB&T Corp.,
350	2.150%, 03/22/17	353
10,100	3.950%, 04/29/16	10,150
	BNP Paribas S.A., (France),
5,827	1.250%, 12/12/16	5,825
13,078	2.375%, 09/14/17	13,214
22,000	VAR, 1.080%, 05/07/17	21,930
19,073	VAR, 1.092%, 12/12/16	19,086
	Branch Banking & Trust Co.,
7,328	1.000%, 04/03/17	7,295
425	1.050%, 12/01/16	425
12,905	1.450%, 10/03/16	12,942
4,161	VAR, 1.065%, 12/01/16	4,155
252	Canadian Imperial Bank of Commerce, (Canada), 1.350%, 07/18/16	252
2,169	Capital One Bank U.S.A. N.A., 1.150%, 11/21/16	2,166
500	Capital One N.A., VAR, 1.036%, 03/22/16	500
51,178	Commonwealth Bank of Australia, (Australia), VAR, 1.070%, 09/20/16 (e)	51,249
	Cooperatieve Rabobank UA, (Netherlands),
22,792	3.375%, 01/19/17	23,204
82,174	VAR, 0.898%, 11/23/16	82,165
8,000	VAR, 0.951%, 04/28/17	7,991
	Credit Agricole S.A., (France),
6,696	1.625%, 04/15/16 (e)	6,702
13,345	VAR, 1.462%, 10/03/16 (e)	13,371
6,415	VAR, 1.782%, 04/15/16 (e)	6,418
4,744	Danske Bank A/S, (Denmark), 3.875%, 04/14/16 (e)	4,762
14,116	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	14,369
	Fifth Third Bank,
6,182	1.150%, 11/18/16	6,184
1,225	VAR, 1.128%, 11/18/16	1,226
	Huntington National Bank (The),
33,133	1.300%, 11/20/16	33,137
25,847	1.350%, 08/02/16	25,866
24,800	KeyBank N.A., VAR, 1.119%, 11/25/16	24,782
7,500	Lloyds Bank plc, (United Kingdom), 4.200%, 03/28/17	7,715
	Manufacturers & Traders Trust Co.,
3,705	1.250%, 01/30/17	3,703
13,293	VAR, 0.752%, 03/07/16	13,293
2,250	MUFG Union Bank N.A., 3.000%, 06/06/16	2,262

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	National Australia Bank Ltd., (Australia),
6,148	VAR, 0.727%, 12/09/16 (e)	6,143
24,585	VAR, 0.883%, 06/30/17 (e)	24,513
4,935	VAR, 0.896%, 03/17/17 (e)	4,934
23,147	VAR, 1.063%, 12/02/16 (e)	23,159
	Nordea Bank AB, (Sweden),
3,678	0.875%, 05/13/16 (e)	3,679
5,500	1.250%, 04/04/17 (e)	5,491
33,178	3.125%, 03/20/17 (e)	33,812
	PNC Bank N.A.,
18,815	1.125%, 01/27/17	18,812
8,700	1.150%, 11/01/16	8,699
2,203	VAR, 0.916%, 08/01/17	2,193
17,427	PNC Funding Corp., 2.700%, 09/19/16	17,568
	Royal Bank of Canada, (Canada),
5,016	1.400%, 10/13/17	5,011
34,311	2.300%, 07/20/16	34,510
10,050	VAR, 0.949%, 01/23/17	10,047
21,048	VAR, 1.158%, 07/30/18	20,917
	Sumitomo Mitsui Banking Corp., (Japan),
6,222	1.300%, 01/10/17	6,218
6,500	1.450%, 07/19/16	6,512
1,300	2.900%, 07/22/16 (e)	1,309
17,279	VAR, 1.051%, 01/10/17	17,251
5,270	VAR, 1.290%, 07/19/16	5,277
6,800	Sumitomo Mitsui Trust Bank Ltd., (Japan), VAR, 1.306%, 09/16/16 (e)	6,799
	SunTrust Banks, Inc.,
12,741	1.350%, 02/15/17	12,726
21,326	3.500%, 01/20/17	21,685
17,345	3.600%, 04/15/16	17,361
6,860	VAR, 1.058%, 02/15/17	6,836
5,550	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	5,593
	Toronto-Dominion Bank (The), (Canada),
23,000	VAR, 1.159%, 07/23/18	22,849
22,000	VAR, 1.461%, 01/22/19	21,962
	U.S. Bank N.A.,
16,000	0.790%, 07/21/16	16,017
15,500	VAR, 0.692%, 09/11/17	15,475
30,733	VAR, 0.848%, 01/30/17	30,720
15,000	VAR, 1.068%, 08/23/17	14,995
15,969	VAR, 1.198%, 01/29/18	15,975
	Wachovia Corp.,
3,500	5.750%, 06/15/17	3,687
29,566	VAR, 0.782%, 06/15/17	29,412

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Banks — continued
	Wells Fargo & Co.,
4,200	1.250%, 07/20/16	4,208
16,615	VAR, 0.933%, 06/02/17	16,539
3,002	VAR, 1.154%, 07/20/16	3,006
45,816	Wells Fargo Bank N.A., VAR, 1.358%, 01/22/18	45,874
	Westpac Banking Corp., (Australia),
1,500	1.200%, 05/19/17	1,498
6,229	VAR, 1.059%, 11/25/16	6,231

		1,291,640

	Capital Markets — 3.4%
4,202	Bank of New York Mellon Corp. (The), 2.400%, 01/17/17	4,246
25,775	Credit Suisse, (Switzerland), 1.375%, 05/26/17	25,596
42,700	Credit Suisse USA, Inc., 5.375%, 03/02/16	42,700
23,540	Deutsche Bank AG, (Germany), 1.400%, 02/13/17	23,387
	ING Bank N.V., (Netherlands),
13,274	1.375%, 03/07/16 (e)	13,276
17,656	3.750%, 03/07/17 (e)	18,060
680	VAR, 1.402%, 03/07/16 (e)	680
	Macquarie Bank Ltd., (Australia),
6,134	1.650%, 03/24/17 (e)	6,132
4,450	5.000%, 02/22/17 (e)	4,590
4,619	VAR, 0.962%, 06/15/16 (e)	4,620
	Morgan Stanley,
2,466	4.750%, 03/22/17	2,547
11,201	5.450%, 01/09/17	11,569
15,169	5.550%, 04/27/17	15,825
1,000	VAR, 1.070%, 10/18/16	999
	UBS AG, (Switzerland),
5,602	1.375%, 06/01/17	5,588
5,000	VAR, 1.103%, 09/26/16	5,001
7,800	VAR, 1.195%, 06/01/17	7,784
8,786	USAA Capital Corp., 2.250%, 12/13/16 (e)	8,875

		201,475

	Consumer Finance — 4.5%
	American Express Credit Corp.,
6,355	1.300%, 07/29/16	6,366
2,700	2.800%, 09/19/16	2,727
6,160	VAR, 0.722%, 06/05/17	6,124
5,500	VAR, 0.886%, 09/22/17	5,462
34,441	VAR, 1.128%, 07/29/16	34,453

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	American Honda Finance Corp.,
3,733	2.125%, 02/28/17 (e)	3,773
15,493	VAR, 1.020%, 09/20/17	15,502
38,900	Capital One Financial Corp., 3.150%, 07/15/16	39,181
	Caterpillar Financial Services Corp.,
2,795	1.350%, 09/06/16	2,803
15,176	VAR, 1.329%, 02/23/18	15,202
4,316	Harley-Davidson Financial Services, Inc., 3.875%, 03/15/16 (e)	4,320
1,650	HSBC USA, Inc., VAR, 1.082%, 03/03/17	1,648
2,900	Hyundai Capital Services, Inc., (South Korea), 4.375%, 07/27/16 (e)	2,934
	John Deere Capital Corp.,
1,750	2.000%, 01/13/17	1,766
1,650	VAR, 0.907%, 10/11/16	1,651
15,572	VAR, 1.067%, 07/11/17	15,592
	Nissan Motor Acceptance Corp.,
8,470	1.000%, 03/15/16 (e)	8,472
46,795	VAR, 1.303%, 09/26/16 (e)	46,825
	Toyota Motor Credit Corp.,
26,033	2.000%, 09/15/16	26,183
14,300	2.050%, 01/12/17	14,435
10,194	VAR, 0.724%, 10/14/16	10,184
1,500	VAR, 0.818%, 05/16/17	1,497

		267,100

	Diversified Financial Services — 1.6%
	Caisse Centrale Desjardins, (Canada),
16,318	1.550%, 09/12/17 (e)	16,245
16,600	VAR, 1.283%, 01/29/18 (e)	16,545
1,850	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,893
	National Rural Utilities Cooperative Finance Corp.,
3,590	1.100%, 01/27/17	3,592
8,493	VAR, 0.886%, 05/27/16	8,495
38,685	Shell International Finance B.V., (Netherlands), VAR, 1.201%, 11/10/18	38,452
11,300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	11,633

		96,855

	Insurance — 4.0%
2,613	Aon Corp., 3.125%, 05/27/16	2,625
	Jackson National Life Global Funding,
10,000	1.250%, 02/21/17 (e)	9,995
42,000	VAR, 0.868%, 07/29/16 (e)	41,994

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Insurance — continued
22,223	VAR, 1.202%, 10/13/17 (e)	22,201
11,738	MassMutual Global Funding II, VAR, 0.707%, 12/09/16 (e)	11,724
49,874	Metropolitan Life Global Funding I, VAR, 0.997%, 04/10/17 (e)	49,826
	New York Life Global Funding,
1,581	1.300%, 10/30/17 (e)	1,580
16,139	1.650%, 05/15/17 (e)	16,212
9,530	2.450%, 07/14/16 (e)	9,589
3,500	Pricoa Global Funding I, VAR, 0.768%, 05/16/16 (e)	3,500
	Principal Life Global Funding II,
26,135	VAR, 1.006%, 05/27/16 (e)	26,149
31,050	VAR, 1.135%, 12/01/17 (e)	31,039
	Prudential Financial, Inc.,
5,000	3.000%, 05/12/16	5,018
3,200	5.500%, 03/15/16	3,205

		234,657

	Real Estate Investment Trusts (REITs) — 0.8%
	HCP, Inc.,
22,159	6.000%, 01/30/17	22,950
3,212	6.300%, 09/15/16	3,289
	Simon Property Group LP,
12,314	5.250%, 12/01/16	12,556
2,018	5.875%, 03/01/17	2,086
3,865	Ventas Realty LP, 1.550%, 09/26/16	3,867

		44,748

	Thrifts & Mortgage Finance — 0.5%
	BPCE S.A., (France),
18,991	1.625%, 02/10/17	18,970
6,515	1.700%, 04/25/16	6,523
950	VAR, 1.471%, 02/10/17	952

		26,445

	Total Financials	2,162,920

	Health Care — 2.4%
	Biotechnology — 0.1%
5,533	Amgen, Inc., 2.300%, 06/15/16	5,554

	Health Care Equipment & Supplies — 0.1%
6,250	Baxter International, Inc., 0.950%, 06/01/16	6,256

	Health Care Providers & Services — 1.1%
	Express Scripts Holding Co.,
25,685	2.650%, 02/15/17	25,939
11,019	3.125%, 05/15/16	11,065

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
1,400	Laboratory Corp. of America Holdings, 3.125%, 05/15/16	1,405
11,418	McKesson Corp., 3.250%, 03/01/16	11,418
	UnitedHealth Group, Inc.,
4,000	1.875%, 11/15/16	4,025
12,650	VAR, 1.070%, 01/17/17	12,662
2,140	Ventas Realty LP, 1.250%, 04/17/17	2,123

		68,637

	Pharmaceuticals — 1.1%
27,293	Bayer U.S. Finance LLC, VAR, 0.867%, 10/07/16 (e)	27,281
21,900	EMD Finance LLC, VAR, 0.876%, 03/17/17 (e)	21,824
9,356	Johnson & Johnson, VAR, 0.905%, 03/01/19	9,365
4,889	Roche Holdings, Inc., VAR, 0.693%, 09/29/17 (e)	4,870

		63,340

	Total Health Care	143,787

	Industrials — 0.6%
	Aerospace & Defense — 0.2%
8,838	Lockheed Martin Corp., 7.650%, 05/01/16	8,931
4,500	Rockwell Collins, Inc., VAR, 0.862%, 12/15/16	4,493

		13,424

	Industrial Conglomerates — 0.3%
16,624	General Electric Co., 1.500%, 07/12/16	16,681

	Road & Rail — 0.1%
314	ERAC USA Finance LLC, 1.400%, 04/15/16 (e)	314
6,294	Ryder System, Inc., 3.600%, 03/01/16	6,294

		6,608

	Total Industrials	36,713

	Information Technology — 0.9%
	Communications Equipment — 0.5%
30,000	Cisco Systems, Inc., VAR, 1.236%, 02/21/18	30,069

	IT Services — 0.2%
12,400	International Business Machines Corp., VAR, 0.810%, 02/06/18	12,331

	Technology Hardware, Storage & Peripherals — 0.2%
11,600	Apple, Inc., VAR, 0.869%, 05/03/18	11,562

	Total Information Technology	53,962

	Materials — 0.5%
	Chemicals — 0.5%
26,180	Ecolab, Inc., 3.000%, 12/08/16	26,498

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Long-Term Investments — continued
	Metals & Mining — 0.0% (g)
1,100	BHP Billiton Finance USA Ltd., (Australia), VAR, 0.853%, 09/30/16	1,094

	Total Materials	27,592

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 2.4%
	AT&T, Inc.,
26,097	1.600%, 02/15/17	26,182
5,769	2.950%, 05/15/16	5,791
10,715	VAR, 1.023%, 03/30/17	10,703
	British Telecommunications plc, (United Kingdom),
8,538	1.250%, 02/14/17	8,527
11,320	1.625%, 06/28/16	11,339
	Deutsche Telekom International Finance B.V., (Netherlands),
29,855	3.125%, 04/11/16 (e)	29,917
5,100	5.750%, 03/23/16	5,114
	Verizon Communications, Inc.,
17,652	2.500%, 09/15/16	17,788
26,425	VAR, 2.042%, 09/15/16	26,565

		141,926

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
42,545	2.375%, 09/08/16	42,691
1,000	VAR, 1.502%, 09/12/16	999
	Vodafone Group plc, (United Kingdom),
9,455	1.625%, 03/20/17	9,493
6,636	5.625%, 02/27/17	6,912

		60,095

	Total Telecommunication Services	202,021

	Utilities — 1.3%
	Electric Utilities — 0.8%
8,212	Duke Energy Corp., VAR, 0.992%, 04/03/17	8,152
	Electricite de France S.A., (France),
4,000	1.150%, 01/20/17 (e)	3,991
14,200	VAR, 1.084%, 01/20/17 (e)	14,169
18,071	Xcel Energy, Inc., 0.750%, 05/09/16	18,060

		44,372

	Multi-Utilities — 0.5%
3,210	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	3,284

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — continued
25,703	Dominion Resources, Inc., VAR, 1.368%, 05/12/16	25,689

		28,973

	Total Utilities	73,345

	Total Corporate Bonds (Cost $3,044,374)	3,040,814

	Foreign Government Securities — 0.8%
27,100	Province of Ontario, (Canada), 1.600%, 09/21/16	27,189
20,931	Province of Quebec, (Canada), 5.125%, 11/14/16	21,540

	Total Foreign Government Securities (Cost $48,791)	48,729

	U.S. Treasury Obligations — 6.2%
	U.S. Treasury Notes,
31,900	0.250%, 05/15/16	31,894
110,200	0.625%, 11/15/16	110,196
102,724	0.625%, 12/15/16	102,684
59,300	0.625%, 02/15/17	59,260
59,800	0.875%, 01/31/17	59,898

	Total U.S. Treasury Obligations (Cost $363,973)	363,932

	Total Long-Term Investments (Cost $4,461,542)	4,456,835

Short-Term Investments— 25.1%
	Certificates of Deposit — 10.2%
22,000	Bank of Montreal, (Canada), 1.090%, 11/14/16	22,038
	Bank of Nova Scotia (The), (Canada),
31,535	VAR, 0.666%, 12/05/16	31,532
10,000	0.667%, 06/10/16	9,999
34,000	VAR, 0.898%, 02/23/17	33,937
	Credit Agricole Corporate & Investment Bank
23,600	0.760%, 05/11/16	23,613
35,700	0.870%, 11/01/16	35,670
5,000	Credit Suisse, 0.880%, 09/16/16	4,997
25,000	HSBC Bank USA N.A., 0.800%, 08/26/16	24,992
15,000	Mizuho Bank Ltd., 0.700%, 07/01/16	15,000
	Nordea Bank Finland plc, (Finland),
28,000	VAR, 0.808%, 11/14/16	27,978
28,700	VAR, 0.898%, 02/13/17	28,676
45,000	Royal Bank of Canada, 0.874%, 10/14/16	44,956
25,600	Societe Generale S.A., 0.880%, 10/04/16	25,592
26,250	Standard Chartered Bank, 0.800%, 08/04/16	26,247

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	11

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Short-Term Investments — continued
	Certificates of Deposit — continued
45,000	Sumitomo Mitsui Banking Corp., (Japan), 0.829%, 07/05/16	44,997
27,000	Svenska Handelsbanken AB, (Sweden), 0.759%, 12/19/16	26,957
72,000	Toronto-Dominion Bank, 1.000%, 11/08/16	72,049
50,000	UBS AG, (Switzerland), VAR, 1.103%, 09/26/16	50,030
52,000	Westpac Banking Corp., 0.874%, 10/21/16	51,945

	Total Certificates of Deposit (Cost $601,358)	601,205

	Commercial Paper — 7.4%
34,500	Agricultural Bank of China Ltd., (China), 1.005%, 06/03/16 (e) (n)	34,455
30,000	Anheuser-Busch InBev Worldwide, Inc., 1.522%, 01/13/17 (e) (n)	29,762
32,800	Bank of China Ltd., (Hong Kong), 0.975%, 06/02/16 (n)	32,758
28,000	Barclays Bank plc, (United Kingdom), 0.880%, 08/15/16 (n)	28,000
	BASF SE
12,400	0.614%, 05/09/16 (e) (n)	12,389
45,000	1.143%, 01/09/17 (e) (n)	44,650
	Coca-Cola Co. (The)
65,300	0.796%, 11/17/16 (e) (n)	65,055
21,500	1.081%, 01/04/17 (e) (n)	21,404
	Electricite de France S.A., (France)
18,800	1.535%, 01/06/17 (e) (n)	18,585
39,900	1.535%, 01/09/17 (e) (n)	39,434
5,600	Hyundai Capital America, 1.568%, 10/28/16 (e) (n)	5,566
54,200	Macquarie Bank Ltd., (Australia), 0.878%, 10/17/16 (e) (n)	53,927
25,000	Natixis S.A., 0.885%, 09/01/16 (n)	24,890
29,500	Vodafone Group plc, (United Kingdom), 1.471%, 01/23/17 (e) (n)	29,231

	Total Commercial Paper (Cost $439,268)	440,106

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Repurchase Agreements — 4.7%
50,000	BNP Paribas Securities Corp., 0.850%, dated 02/29/16, due 04/13/16, repurchase price $50,052, collateralized by Asset-Backed Securities, Collateralized Mortgage Obligations and Corporate Bonds, 0.706% - 8.625%, due 01/15/17 - 05/25/47 and Federal Home Loan Mortgage Corporation Bonds, 3.736%, due 10/25/27, with a value of $54,000.	50,000
100,000	Citigroup Global Markets, Inc., 1.130%, dated 02/29/16, due 03/29/16, repurchase price $100,452, collateralized by Collateralized Mortgage Obligations, 0.500% - 6.500%, due 10/15/21 - 03/13/51, with the value of $108,000.	100,000
100,000	Merrill Lynch PFS, Inc., 0.960%, dated 02/29/16, due 04/11/16, repurchase price $100,112, collateralized by Asset-Backed Securities and Collateralized Mortgage Obligations, 0.737% - 6.500%, due 12/20/20 - 06/08/45, with the value of $108,000.	100,000
30,000	Morgan Stanley Co. LLC, 0.830%, dated 02/29/16, due 04/01/16, repurchase price $30,022, collateralized by Blackstone Group LP Common Stock, with the value of $32,400.	30,000

	Total Repurchase Agreements (Cost $280,000)	280,000

SHARES
	Investment Company — 2.8%
162,534	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $162,534)	162,534

	Total Short-Term Investments (Cost $1,483,160)	1,483,845

	Total Investments — 100.7% (Cost $5,944,702)	5,940,680
	Liabilities in Excess of Other Assets — (0.7)%	(43,827)

	NET ASSETS — 100.0%	$5,896,853

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2016.
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 29, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	13

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$5,778,146
Investments in affiliates, at value	162,534

Total investment securities, at value	5,940,680
Cash	1,675
Due from custodian	6.180
Receivables:
Fund shares sold	6,473
Interest from non-affiliates	17,086
Dividends from affiliates	80

Total Assets	5,972,174

LIABILITIES:
Payables:
Due to broker	1,675
Distributions	3,044
Investment securities purchased	56,964
Fund shares redeemed	12,428
Accrued liabilities:
Investment advisory fees	377
Administration fees	205
Shareholder servicing fees	475
Custodian and accounting fees	56
Trustees’ and Chief Compliance Officer’s fees	9
Other	88

Total Liabilities	75,321

Net Assets	$5,896,853

NET ASSETS:
Paid-in-Capital	$5,901,571
Accumulated undistributed (distributions in excess of) net investment income	41
Accumulated net realized gains (losses)	(737)
Net unrealized appreciation (depreciation)	(4,022)

Total Net Assets	$5,896,853

Net Assets:
Institutional Class	$5,895,800
Select Class	1,053

Total	$5,896,853

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Institutional Class	589,298
Select Class	105

Net Asset Value (a):
Institutional Class — Offering and redemption price per share	$10.00
Select Class — Offering and redemption price per share	10.01

Cost of investments in non-affiliates	$5,782,168
Cost of investments in affiliates	162,534

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$41,437
Dividend income from affiliates	305

Total investment income	41,742

EXPENSES:
Investment advisory fees	8,517
Administration fees	4,653
Shareholder servicing fees:
Institutional Class	5,676
Select Class	4
Custodian and accounting fees	76
Interest expense to affiliates	— (a)
Professional fees	123
Trustees’ and Chief Compliance Officer’s fees	59
Printing and mailing costs	20
Registration and filing fees	784
Transfer agent fees (See Note 2.F.)	40
Other	37

Total expenses	19,989

Less fees waived	(6,199)
Less earnings credits	— (a)

Net expenses	13,790

Net investment income (loss)	27,952

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(7)
Futures	(686)

Net realized gain (loss)	(693)

Change in net unrealized appreciation/depreciation on investment in non-affiliates	(3,346)

Net realized/unrealized gains (losses)	(4,039)

Change in net assets resulting from operations	$23,913

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Managed Income Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,952	$13,845
Net realized gain (loss)	(693)	3,662
Change in net unrealized appreciation/depreciation	(3,346)	(2,676)

Change in net assets resulting from operations	23,913	14,831

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(27,783)	(13,934)
From net realized gains	(575)	(4,929)
Select Class
From net investment income	(6)	(7)
From net realized gains	— (a)	(3)

Total distributions to shareholders	(28,364)	(18,873)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,688	2,495,489

NET ASSETS:
Change in net assets	46,237	2,491,447
Beginning of period	5,850,616	3,359,169

End of period	$5,896,853	$5,850,616

Accumulated undistributed (distributions in excess of) net investment income	$41	$(115)

CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$5,951,201	$7,363,658
Distributions reinvested	3,118	2,196
Cost of shares redeemed	(5,902,458)	(4,869,092)

Change in net assets resulting from Institutional Class capital transactions	$51,861	$2,496,762

Select Class
Proceeds from shares issued	$4,963	$4,555
Distributions reinvested	2	5
Cost of shares redeemed	(6,138)	(5,833)

Change in net assets resulting from Select Class capital transactions	$(1,173)	$(1,273)

Total change in net assets resulting from capital transactions	$50,688	$2,495,489

SHARE TRANSACTIONS:
Institutional Class
Issued	594,464	735,080
Reinvested	312	219
Redeemed	(589,577)	(486,073)

Change in Institutional Class Shares	5,199	249,226

Select Class
Issued	497	453
Reinvested	— (a)	1
Redeemed	(614)	(582)

Change in Select Class Shares	(117)	(128)

(a)	Amount rounds to less than 1,000 (dollars or shares).

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Managed Income Fund
Institutional Class
Year Ended February 29, 2016	$10.01	$0.05	(d)	$(0.01)	$0.04	$(0.05)	$— (e)	$(0.05)
Year Ended February 28, 2015	10.02	0.03		— (e)	0.03	(0.03)	(0.01)	(0.04)
Year Ended February 28, 2014	10.02	0.04		0.01	0.05	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.00	0.04		0.03	0.07	(0.04)	(0.01)	(0.05)
Year Ended February 29, 2012	9.99	0.04		0.01	0.05	(0.04)	— (e)	(0.04)

Select Class
Year Ended February 29, 2016	10.02	0.04	(d)	(0.01)	0.03	(0.04)	— (e)	(0.04)
Year Ended February 28, 2015	10.02	0.02		0.01	0.03	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2014	10.02	0.03		0.01	0.04	(0.03)	(0.01)	(0.04)
Year Ended February 28, 2013	10.00	0.03		0.03	0.06	(0.03)	(0.01)	(0.04)
Year Ended February 29, 2012	9.99	0.03		0.01	0.04	(0.03)	— (e)	(0.03)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.00	0.40%	$5,895,800	0.24%	0.49%	0.35%	106%
10.01	0.30	5,848,386	0.25	0.31	0.35	112
10.02	0.43	3,355,666	0.25	0.36	0.35	143
10.02	0.70	2,117,044	0.25	0.42	0.35	124
10.00	0.54	760,354	0.24	0.42	0.36	174

10.01	0.30	1,053	0.34	0.39	0.58	106
10.02	0.30	2,230	0.35	0.20	0.50	112
10.02	0.33	3,503	0.35	0.27	0.50	143
10.02	0.60	119,316	0.35	0.33	0.50	124
10.00	0.44	127,871	0.34	0.32	0.55	174

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$808,035	$—	$808,035
Certificates of Deposit	—	195,325	—	195,325
Corporate Bonds
Consumer Discretionary	—	129,210	—	129,210
Consumer Staples	—	98,359	—	98,359
Energy	—	112,905	—	112,905
Financials	—	2,162,920	—	2,162,920
Health Care	—	143,787	—	143,787
Industrials	—	36,713	—	36,713
Information Technology	—	53,962	—	53,962
Materials	—	27,592	—	27,592
Telecommunication Services	—	202,021	—	202,021
Utilities	—	73,345	—	73,345

Total Corporate Bonds	—	3,040,814	—	3,040,814

Foreign Government Securities	—	48,729	—	48,729
U.S. Treasury Obligations	—	363,932	—	363,932
Short-Term Investments
Certificates of Deposit	—	601,205	—	601,205
Commercial Paper	—	440,106	—	440,106
Investment Company	162,534	—	—	162,534
Repurchase Agreements	—	280,000	—	280,000

Total Investments in Securities	$162,534	$5,778,146	$—	$5,940,680

There were no transfers among any levels during the year ended February 29, 2016.

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investment in Securities
Repurchase Agreements	$300,000	$—	$—	$—	$—	$(300,000)	$—	$—	$—

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 29, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended February 29, 2016 (amounts in thousands):

Average Notional Balance Short	$47,367	(a)
Ending Notional Balance Short	—

(a)	For the period June 1, 2015 through August 31, 2015.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

As of year ended February 29, 2016, the Fund did not hold futures contracts.

D. Repurchase Agreements — The Fund may enter into repurchase agreement transactions that meet the credit guidelines of J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.

The Fund’s repurchase agreements are not subject to master netting arrangements.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees are class-specific expenses. The amount of the transfer agent fees charged to each class of the Fund for the year ended February 29, 2016 are as follows (amounts in thousands):

Institutional Class	Select Class	Total
$39	$1	$40

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed net investment income	Accumulated net realized gains (losses)
$—	$(7)	$7

The reclassifications for the Fund relates primarily to redesignation of distributions.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2016, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Distributor receives no compensation in its capacity as the Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Institutional Class	Select Class
0.10%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amount paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Institutional Class	Select Class
0.25%	0.40%

Except as noted above, the expense limitation agreements were in effect for the year ended February 29, 2016. The contractual expense limitation percentages in the table above are in place until at least June 30, 2016. In addition, the Fund’s service providers voluntarily waived fees for the year ended February 29, 2016. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

For the year ended February 29, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total
$3,472	$2,315	$2	$5,789

Voluntary Waivers
Investment Advisory		Administration	Shareholder Servicing	Total
$—	(a)	$1	$—	$1

(a)	Amount rounds to less than $1,000.

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the year ended February 29, 2016 was approximately $409,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 29, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$3,463,059	$3,589,452	$332,692	$222,124

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,944,712	$1,627	$5,659	$(4,032)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$28,013	$351	$28,364

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$18,013	$860	$18,873

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis was as follows (amounts in thousands):

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
$3,118	$(199)	$(4,096)

The cumulative timing differences primarily consist of distribution payable.

As of February 29, 2016, the Fund had a net capital loss carryforward (amounts in thousands):

Net Capital Loss
Long-Term
$(199)

Net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 29, 2016, the Fund deferred to March 1, 2016 the following net capital losses of (amounts in thousands):

Net Capital Loss
Short-Term	Long-Term
$302	$164

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 29, 2016, the Adviser or an affiliate had discretion on behalf of certain of their clients with respect to the purchase or sale of shares representing 87.4% of the Fund’s net assets.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Managed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Managed Income Fund (a separate fund of JPMorgan Trust I) (the “Fund”) at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Fund’s website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	27

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	29

OFFICERS

(Unaudited)

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Managed Income Fund
Institutional Class
Actual	$1,000.00	$1,002.00	$1.19	0.24%
Hypothetical	1,000.00	1,023.67	1.21	0.24
Select Class
Actual	1,000.00	1,002.50	1.69	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2016

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long Term Capital Gain

The Fund distributed approximately $351,000 or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016.

Treasury Income

The Fund had 1.27% or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016.

FEBRUARY 29, 2016	J.P. MORGAN INCOME FUNDS	31

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-766-7722 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-766-7722 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-766-7722 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-INC3-216

Annual Report

JPMorgan SmartAllocation Funds

February 29, 2016

JPMorgan SmartAllocation Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefited somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	1

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(0.66)%
Barclays U.S. Aggregate Index	1.50%

Net Assets as of 2/29/2016	$148,495,761

INVESTMENT OBJECTIVE**

The JPMorgan SmartAllocation Income Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices and prices for other commodities also slumped during the twelve month reporting period.

Bond markets in the U.S. and overseas had a mixed performance over the twelve month reporting period. Sovereign debt, including U.S. Treasury securities, generally posted positive returns for the period, as market volatility drove investors toward lower-risk securities and the prospect of rising interest rates in the U.S. Notably, the difference between the yield on two-year and 30-year Treasury bonds narrowed sharply toward the end of the reporting period, reflecting investor expectations for slowing growth in the U.S. Meanwhile, emerging market debt remained under pressure from low commodities prices and concerns about China’s economy. In the U.S., investment grade corporate debt generally produced small but positive returns and high-yield debt (also called “junk bonds”) started out in positive territory but ended with negative returns as investors feared rising default rates.

For the twelve months ended February 29, 2016, the Barclays U.S. Aggregate Index returned 1.50%, while the Barclays U.S. High Yield Corporate Index returned -8.30% and the Barclays Emerging Markets Aggregate Index returned 0.99%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

Compared with the Barclays U.S. Aggregate Index (the “Benchmark”), the Fund had exposure to a broader range of fixed income asset classes during the twelve months ended February 29, 2016. The Fund invested in emerging market, investment grade, high yield, asset-backed and mortgage-backed debt securities.

The underperformance of the Fund’s Select Class Shares versus the Benchmark was largely driven by its higher strategic exposure to corporate bonds and high yield bonds. The Fund’s allocation to emerging market debt, particularly securities denominated in local currencies, was a large detractor from relative performance as the asset class underperformed the Benchmark over the twelve month period.

The Fund’s manager selection for the underlying emerging markets debt fund and high yield debt fund also detracted from relative performance, as each underlying fund underperformed their respective index benchmarks. However, the Fund’s manager selection in the underlying core bond fund made a positive contribution to relative performance as the underlying fund outperformed its benchmark for the twelve month period.

HOW WAS THE FUND POSITIONED?

The Fund invested in underlying J.P. Morgan Funds, individual fixed income securities and an exchange traded fund to implement the portfolio managers’ asset allocation decisions. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the portfolio.

PORTFOLIO COMPOSITION***
Investment Companies	41.4%
Exchange Traded Fund	37.7
Corporate Bonds	8.5
U.S. Treasury Obligations	8.1
Asset-Backed Securities	3.4
Others (each less than 1.0%)	0.3
Short-Term Investment	0.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

2	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	June 29, 2012
With Sales Charge*		(4.63)%	(0.18)%	0.74%
Without Sales Charge		(0.95)	1.09	1.79
CLASS C SHARES	June 29, 2012
With CDSC**		(2.41)	0.62	1.30
Without CDSC		(1.41)	0.62	1.30
CLASS R2 SHARES	June 29, 2012	(1.14)	0.87	1.55
CLASS R5 SHARES	June 29, 2012	(0.53)	1.56	2.26
CLASS R6 SHARES	June 29, 2012	(0.40)	1.63	2.32
SELECT CLASS SHARES	June 29, 2012	(0.66)	1.38	2.06

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/29/12 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 29, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan SmartAllocation Income Fund, the Barclays U.S. Aggregate Index and the Lipper Global Income Funds Index from June 29, 2012 to February 29, 2016. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.

The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on June 29, 2012 until May 14, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	3

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.4%
	American Credit Acceptance Receivables Trust,
150,000	Series 2013-1, Class C, 3.520%, 02/15/19 (e)	150,349
150,000	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	150,039
	American Homes 4 Rent Trust,
117,384	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	122,369
244,911	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	249,948
230,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 09/08/20	230,453
99,320	B2R Mortgage Trust, Series 2015-2, Class A, 3.336%, 11/15/48 (e)	101,182
251,000	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	250,464
135,742	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.375%, 07/15/64 (e)	135,545
130,856	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	130,455
120,000	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class B, 1.780%, 06/17/19 (e)	119,678
119,380	CPS Auto Receivables Trust, Series 2016-A, Class B, 3.340%, 05/15/20 (e)	119,648
	Drive Auto Receivables Trust,
165,000	Series 2015-AA, Class C, 3.060%, 05/17/21 (e)	164,471
155,000	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	154,980
156,000	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	156,101
	DT Auto Owner Trust,
180,000	Series 2014-2A, Class C, 2.460%, 01/15/20 (e)	179,913
130,000	Series 2015-3A, Class B, 2.460%, 11/15/19 (e)	129,657
95,000	Series 2016-1A, Class B, 2.790%, 05/15/20 (e)	95,244
220,000	Exeter Automobile Receivables Trust, Series 2015-3A, Class B, 3.590%, 08/16/21 (e)	221,474
225,000	Flagship Credit Auto Trust, Series 2013-2, Class B, 3.210%, 08/15/19 (e)	224,660
200,000	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class BT1, 3.192%, 10/15/46 (e)	199,680

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	34,983
	Nationstar HECM Loan Trust,
83,736	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	83,605
84,550	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	84,508
165,000	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	165,085
	Ocwen Master Advance Receivables Trust,
100,000	Series 2015-T1, Class CT1, 3.524%, 09/17/46 (e)	99,786
122,000	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	122,126
	OneMain Financial Issuance Trust,
150,000	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	149,320
145,000	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	141,681
238,897	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	233,369
124,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.920%, 07/15/47 (e)	124,296
200,000	United Auto Credit Securitization Trust, Series 2016-1, Class B, 2.730%, 05/15/18 (e)	199,684
222,087	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	218,533
173,943	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	172,003

	Total Asset-Backed Securities (Cost $5,126,743)	5,115,289

Corporate Bonds — 8.5%
	Consumer Discretionary — 0.7%
	Auto Components — 0.1%
75,000	Johnson Controls, Inc., 3.625%, 07/02/24	74,897

	Automobiles — 0.1%
80,000	Daimler Finance North America LLC, 8.500%, 01/18/31	119,642
80,000	Ford Motor Co., 6.500%, 08/01/18	87,450

		207,092

SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet & Catalog Retail — 0.0% (g)
3,000	Amazon.com, Inc., 3.300%, 12/05/21	3,153

	Media — 0.3%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,676
4,000	8.875%, 04/26/23	5,296
80,000	CBS Corp., 3.375%, 03/01/22	79,595
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	82,329
75,000	NBCUniversal Media LLC, 4.375%, 04/01/21	82,765
80,000	Time Warner, Inc., 4.750%, 03/29/21	86,257
	Viacom, Inc.,
50,000	3.250%, 03/15/23	45,344
5,000	3.875%, 04/01/24	4,680

		391,942

	Multiline Retail — 0.1%
75,000	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	74,352

	Specialty Retail — 0.1%
50,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	52,410
50,000	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	48,307
	Lowe’s Cos., Inc.,
5,000	3.800%, 11/15/21	5,401
75,000	6.500%, 03/15/29	97,103

		203,221

	Total Consumer Discretionary	954,657

	Consumer Staples — 0.3%
	Beverages — 0.1%
65,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	67,094
	Anheuser-Busch InBev Worldwide, Inc.,
75,000	5.375%, 01/15/20	83,487
5,000	7.750%, 01/15/19	5,809
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,012
19,000	Brown-Forman Corp., 4.500%, 07/15/45	20,162

		180,564

	Food & Staples Retailing — 0.1%
80,000	Kroger Co. (The), 5.400%, 07/15/40	89,894
75,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	75,594
50,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	63,419

		228,907

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.1%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	5,784
	ConAgra Foods, Inc.,
79,000	3.200%, 01/25/23	78,319
5,000	3.250%, 09/15/22	4,976

		89,079

	Total Consumer Staples	498,550

	Energy — 1.1%
	Energy Equipment & Services — 0.2%
50,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	25,500
	Halliburton Co.,
5,000	3.250%, 11/15/21	4,938
75,000	4.750%, 08/01/43	62,582
100,000	National Oilwell Varco, Inc., 2.600%, 12/01/22	82,248
50,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	50,551
	Transocean, Inc., (Cayman Islands),
3,000	6.500%, 11/15/20	1,770
2,000	7.125%, 12/15/21	1,100

		228,689

	Metals & Mining — 0.0% (g)
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,272

	Oil, Gas & Consumable Fuels — 0.9%
50,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	50,975
	Apache Corp.,
75,000	3.625%, 02/01/21	68,443
2,000	6.900%, 09/15/18	2,105
75,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	79,935
50,000	Buckeye Partners LP, 4.150%, 07/01/23	42,725
40,000	Canadian Natural Resources Ltd., (Canada), 3.900%, 02/01/25	31,031
100,000	ConocoPhillips, 5.900%, 10/15/32	93,670
	Devon Energy Corp.,
5,000	2.250%, 12/15/18	4,365
50,000	3.250%, 05/15/22	38,514
4,000	Energy Transfer Partners LP, 3.600%, 02/01/23	3,318
50,000	EnLink Midstream Partners LP, 4.400%, 04/01/24	35,276

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	5

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
1,000	3.900%, 02/15/24	946
75,000	5.100%, 02/15/45	66,627
48,000	Exxon Mobil Corp., 3.043%, 03/01/26	48,000
50,000	Magellan Midstream Partners LP, 4.250%, 02/01/21	49,995
75,000	Marathon Oil Corp., 6.800%, 03/15/32	52,958
80,000	Nexen Energy ULC, (Canada), 6.200%, 07/30/19	88,314
5,000	Noble Energy, Inc., 5.050%, 11/15/44	3,678
50,000	ONEOK Partners LP, 4.900%, 03/15/25	40,909
5,000	Petrobras Global Finance B.V., (Netherlands), 5.375%, 01/27/21	3,725
125,000	Petroleos Mexicanos, (Mexico), 4.875%, 01/24/22	119,625
50,000	Spectra Energy Partners LP, 4.750%, 03/15/24	49,758
100,000	Statoil ASA, (Norway), 2.650%, 01/15/24	92,169
75,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	68,365
	Sunoco Logistics Partners Operations LP,
3,000	4.400%, 04/01/21	2,761
53,000	5.350%, 05/15/45	39,334
108,000	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	103,263
	TransCanada PipeLines Ltd., (Canada),
75,000	2.500%, 08/01/22	69,540
5,000	7.125%, 01/15/19	5,475

		1,355,799

	Total Energy	1,590,760

	Financials — 3.3%
	Banks — 1.2%
	Bank of America Corp.,
455,000	3.300%, 01/11/23	453,848
15,000	7.625%, 06/01/19	17,284
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,013
77,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	78,136
	Citigroup, Inc.,
110,000	3.750%, 06/16/24	112,698
75,000	6.125%, 05/15/18	81,304
100,000	8.125%, 07/15/39	142,595
21,000	Citizens Financial Group, Inc., 4.300%, 12/03/25	21,563

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
85,000	Cooperatieve Rabobank UA, (Netherlands), 4.500%, 01/11/21	93,000
200,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	218,474
79,000	KeyCorp, 5.100%, 03/24/21	86,861
5,000	MUFG Americas Holdings Corp., 3.000%, 02/10/25	4,831
5,000	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	5,165
75,000	PNC Funding Corp., 3.300%, 03/08/22	77,772
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,999
50,000	SunTrust Banks, Inc., 6.000%, 09/11/17	53,038
75,000	U.S. Bancorp, 3.700%, 01/30/24	80,695
	Wells Fargo & Co.,
105,000	Series M, 3.450%, 02/13/23	106,378
178,000	4.100%, 06/03/26	183,834
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,451

		1,831,939

	Capital Markets — 0.9%
65,000	Ameriprise Financial, Inc., 3.700%, 10/15/24	67,713
5,000	BlackRock, Inc., 3.500%, 03/18/24	5,237
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,176
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,362
100,000	Credit Suisse AG, (Switzerland), 6.000%, 02/15/18	105,870
	Deutsche Bank AG, (Germany),
75,000	1.875%, 02/13/18	73,153
5,000	6.000%, 09/01/17	5,233
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,109
185,000	6.125%, 02/15/33	216,275
100,000	7.500%, 02/15/19	113,809
90,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	91,351
80,000	Legg Mason, Inc., 3.950%, 07/15/24	79,208
	Morgan Stanley,
2,000	4.300%, 01/27/45	1,907
275,000	5.500%, 07/28/21	308,426
5,000	Series F, 3.875%, 04/29/24	5,137

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
50,000	Raymond James Financial, Inc., 8.600%, 08/15/19	60,022
	State Street Corp.,
27,000	3.100%, 05/15/23	27,196
50,000	3.700%, 11/20/23	53,147
	TD Ameritrade Holding Corp.,
75,000	2.950%, 04/01/22	76,161
5,000	5.600%, 12/01/19	5,638

		1,314,130

	Consumer Finance — 0.2%
75,000	American Express Co., 7.000%, 03/19/18	82,379
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,057
80,000	Capital One Financial Corp., 4.750%, 07/15/21	86,127
90,000	Discover Financial Services, 3.850%, 11/21/22	88,818
5,000	John Deere Capital Corp., 2.750%, 03/15/22	5,073

		267,454

	Diversified Financial Services — 0.3%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,305
	CME Group, Inc.,
75,000	3.000%, 03/15/25	75,317
2,000	5.300%, 09/15/43	2,339
211,000	GE Capital International Funding Co., (Ireland), 4.418%, 11/15/35 (e)	220,335
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,063
75,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	86,708

		396,067

	Insurance — 0.4%
	ACE INA Holdings, Inc.,
100,000	2.700%, 03/13/23	98,934
5,000	5.900%, 06/15/19	5,607
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,028
5,000	5.600%, 10/18/16	5,138
100,000	5.850%, 01/16/18	106,629
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	3,029
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,714

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
80,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	81,950
75,000	Lincoln National Corp., 4.000%, 09/01/23	75,683
5,000	Manulife Financial Corp., (Canada), 4.900%, 09/17/20	5,508
80,000	MetLife, Inc., 5.700%, 06/15/35	89,055
5,000	Principal Financial Group, Inc., 3.300%, 09/15/22	5,004
75,000	Prudential Financial, Inc., 4.500%, 11/16/21	81,469
75,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	84,655

		651,403

	Real Estate Investment Trusts (REITs) — 0.3%
75,000	Boston Properties LP, 4.125%, 05/15/21	79,352
75,000	Duke Realty LP, 3.750%, 12/01/24	74,667
5,000	ERP Operating LP, 5.750%, 06/15/17	5,245
	HCP, Inc.,
2,000	3.875%, 08/15/24	1,878
50,000	5.375%, 02/01/21	53,624
2,000	Prologis LP, 6.875%, 03/15/20	2,319
	Simon Property Group LP,
5,000	4.125%, 12/01/21	5,404
50,000	10.350%, 04/01/19	61,263
	Ventas Realty LP/Ventas Capital Corp.,
50,000	2.700%, 04/01/20	49,598
5,000	3.250%, 08/15/22	4,953
75,000	Welltower, Inc., 5.250%, 01/15/22	80,876

		419,179

	Total Financials	4,880,172

	Health Care — 0.6%
	Biotechnology — 0.1%
75,000	Amgen, Inc., 5.700%, 02/01/19	83,015
5,000	Biogen, Inc., 6.875%, 03/01/18	5,471
	Celgene Corp.,
75,000	2.875%, 08/15/20	75,878
5,000	3.625%, 05/15/24	5,030

		169,394

	Health Care Equipment & Supplies — 0.0% (g)
5,000	Covidien International Finance S.A., (Luxembourg), 2.950%, 06/15/23	5,028

	Health Care Providers & Services — 0.3%
75,000	Anthem, Inc., 3.700%, 08/15/21	77,515
50,000	Cardinal Health, Inc., 3.200%, 03/15/23	50,743

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	7

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
70,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/25	69,286
75,000	Medco Health Solutions, Inc., 7.125%, 03/15/18	81,979
75,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	79,520

		359,043

	Life Sciences Tools & Services — 0.0% (g)
50,000	Life Technologies Corp., 6.000%, 03/01/20	55,869

	Pharmaceuticals — 0.2%
85,000	AbbVie, Inc., 3.200%, 11/06/22	85,706
125,000	Actavis Funding SCS, (Luxembourg), 3.800%, 03/15/25	128,680
2,000	Actavis, Inc., 6.125%, 08/15/19	2,234
5,000	Teva Pharmaceutical Finance Co. B.V., (Curacao), 2.400%, 11/10/16	5,008
	Zoetis, Inc.,
5,000	1.875%, 02/01/18	4,946
75,000	3.250%, 02/01/23	72,086

		298,660

	Total Health Care	887,994

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
75,000	Boeing Co. (The), 6.125%, 02/15/33	96,123
50,000	Northrop Grumman Corp., 3.250%, 08/01/23	51,491
100,000	Precision Castparts Corp., 3.250%, 06/15/25	102,356

		249,970

	Air Freight & Logistics — 0.1%
80,000	FedEx Corp., 3.900%, 02/01/35	73,459
50,000	United Parcel Service, Inc., 6.200%, 01/15/38	66,487

		139,946

	Commercial Services & Supplies — 0.1%
75,000	Republic Services, Inc., 4.750%, 05/15/23	82,864
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,386

		88,250

	Construction & Engineering — 0.0% (g)
80,000	ABB Finance USA, Inc., 2.875%, 05/08/22	80,869

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.1%
75,000	Eaton Corp., 6.950%, 03/20/19	85,096

	Industrial Conglomerates — 0.1%
62,000	General Electric Co., Series A, 6.750%, 03/15/32	82,641
75,000	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	77,495
44,000	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	44,024
7,000	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	7,110

		211,270

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
75,000	5.400%, 06/01/41	85,833
5,000	6.150%, 05/01/37	6,119
75,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	85,978
	CSX Corp.,
5,000	5.600%, 05/01/17	5,227
75,000	7.375%, 02/01/19	86,261
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,898
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,001

		279,317

	Total Industrials	1,134,718

	Information Technology — 0.4%
	Communications Equipment — 0.0% (g)
75,000	Cisco Systems, Inc., 4.450%, 01/15/20	82,427

	Electronic Equipment, Instruments & Components — 0.1%
80,000	Arrow Electronics, Inc., 7.500%, 01/15/27	96,398

	Internet Software & Services — 0.0% (g)
80,000	eBay, Inc., 2.600%, 07/15/22	74,709

	IT Services — 0.1%
95,000	Visa, Inc., 4.300%, 12/14/45	102,021

	Semiconductors & Semiconductor Equipment — 0.0% (g)
29,000	Intel Corp., 3.700%, 07/29/25	31,318

	Software — 0.1%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,212
100,000	Oracle Corp., 4.125%, 05/15/45	98,586

		103,798

	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Apple, Inc., 3.450%, 05/06/24	105,631

	Total Information Technology	596,302

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Materials — 0.3%
	Chemicals — 0.2%
100,000	Agrium, Inc., (Canada), 3.375%, 03/15/25	91,913
50,000	Mosaic Co. (The), 4.250%, 11/15/23	48,889
	Potash Corp. of Saskatchewan, Inc., (Canada),
5,000	3.625%, 03/15/24	4,901
75,000	4.875%, 03/30/20	81,776

		227,479

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
75,000	3.850%, 09/30/23	74,922
4,000	6.500%, 04/01/19	4,391
	Freeport-McMoRan, Inc.,
5,000	2.150%, 03/01/17	4,750
75,000	2.375%, 03/15/18	64,687
	Nucor Corp.,
50,000	4.000%, 08/01/23	50,309
5,000	5.750%, 12/01/17	5,237
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	4,638

		208,934

	Total Materials	436,413

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	5,981
80,000	5.500%, 02/01/18	85,266
155,000	5.550%, 08/15/41	152,252
55,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	77,567
50,000	Orange S.A., (France), 4.125%, 09/14/21	53,299
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,481
	Verizon Communications, Inc.,
130,000	3.500%, 11/01/21	135,472
5,000	5.150%, 09/15/23	5,660
135,000	6.550%, 09/15/43	164,602

		685,580

	Wireless Telecommunication Services — 0.1%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,292
50,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	52,985

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — continued
50,000	Vodafone Group plc, (United Kingdom), 5.450%, 06/10/19	54,794

		113,071

	Total Telecommunication Services	798,651

	Utilities — 0.5%
	Electric Utilities — 0.4%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,129
75,000	Appalachian Power Co., 7.000%, 04/01/38	96,188
75,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	76,523
75,000	CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	73,955
75,000	Duke Energy Progress LLC, 2.800%, 05/15/22	76,751
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,014
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,458
75,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	94,161
75,000	Public Service Co. of Colorado, 6.500%, 08/01/38	102,477
	Virginia Electric & Power Co.,
100,000	2.950%, 01/15/22	102,695
3,000	4.450%, 02/15/44	3,183

		633,534

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
50,000	4.150%, 01/15/43	50,003
5,000	8.500%, 03/15/19	5,865
75,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	94,349

		150,217

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	947

	Multi-Utilities — 0.0% (g)
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,425

	Total Utilities	788,123

	Total Corporate Bonds (Cost $12,851,949)	12,566,340

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	9

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 37.7%
	Fixed Income — 37.7%
509,247	iShares Core U.S. Aggregate Bond ETF (Cost $56,105,349)	56,063,002

PRINCIPAL AMOUNT($)
Foreign Government Securities — 0.1%
	United Mexican States, (Mexico),
3,000	5.550%, 01/21/45	3,135
120,000	5.625%, 01/15/17	124,080

	Total Foreign Government Securities (Cost $127,517)	127,215

SHARES
Investment Companies — 41.4% (b)
	Fixed Income — 41.4%
1,368,684	JPMorgan Corporate Bond Fund, Class R6 Shares	13,276,232
516,781	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,989,547
59,830	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (a)	444,539
3,525,624	JPMorgan High Yield Fund, Class R6 Shares	23,551,170
1,774,893	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	20,198,286

	Total Investment Companies (Cost $65,379,286)	61,459,774

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.2%
265,000	Federal National Mortgage Association, 1.984%, 10/09/19 (n)	250,223
5,000	Tennessee Valley Authority, 5.880%, 04/01/36	6,831

	Total U.S. Government Agency Securities (Cost $252,840)	257,054

U.S. Treasury Obligations — 8.1%
	U.S. Treasury Bonds,
1,720,000	3.875%, 08/15/40	2,165,318
75,000	4.500%, 08/15/39	103,134
1,500,000	6.000%, 02/15/26	2,082,480
	U.S. Treasury Notes,
1,355,000	0.875%, 07/31/19	1,348,648
25,000	1.375%, 06/30/18	25,319

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,220,000	1.750%, 10/31/18	1,248,928
1,622,000	1.875%, 08/31/17	1,648,484
860,000	2.000%, 02/15/22	889,529
120,000	2.125%, 09/30/21	124,809
1,250,000	2.375%, 08/15/24	1,319,580
1,000,000	2.750%, 11/30/16	1,015,586

	Total U.S. Treasury Obligations (Cost $11,695,818)	11,971,815

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
902,181	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $902,181)	902,181

	Total Investments — 100.0% (Cost $152,441,683)	148,462,670
	Other Assets in Excess of Liabilities — 0.0% (g)	33,091

	NET ASSETS — 100.0%	$148,495,761

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	— Exchange Traded Fund
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2016.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 29, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	11

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

SmartAllocation Income Fund
ASSETS:
Investments in non-affiliates, at value	$86,100,715
Investments in affiliates, at value	62,361,955

Total investment securities, at value	148,462,670
Cash	10
Receivables:
Fund shares sold	160
Interest from non-affiliates	164,863
Dividends from affiliates	207

Total Assets	148,627,910

LIABILITIES:
Payables:
Investment securities purchased	48,000
Accrued liabilities:
Investment advisory fees	8,849
Administration fees	9,497
Distribution fees	167
Shareholder servicing fees	143
Custodian and accounting fees	10,673
Audit fees	29,534
Registration fees	19,232
Other	6,054

Total Liabilities	132,149

Net Assets	$148,495,761

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

SmartAllocation Income Fund
NET ASSETS:
Paid-in-Capital	$152,412,640
Accumulated undistributed (distributions in excess of) net investment income	587,149
Accumulated net realized gains (losses)	(525,015)
Net unrealized appreciation (depreciation)	(3,979,013)

Total Net Assets	$148,495,761

Net Assets:
Class A	$481,438
Class C	106,852
Class R2	19,797
Class R5	22,514
Class R6	147,727,561
Select Class	137,599

Total	$148,495,761

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	33,126
Class C	7,365
Class R2	1,363
Class R5	1,546
Class R6	10,142,180
Select Class	9,427

Net Asset Value (a):
Class A — Redemption price per share	$14.53
Class C — Offering price per share (b)	14.51
Class R2 — Offering and redemption price per share	14.53
Class R5 — Offering and redemption price per share	14.56
Class R6 — Offering and redemption price per share	14.57
Select Class — Offering and redemption price per share	14.60
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.10

Cost of investments in non-affiliates	$86,160,216
Cost of investments in affiliates	66,281,467

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	13

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

SmartAllocation Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$507,100
Dividend income from non-affiliates	1,035,761
Dividend income from affiliates	2,312,510

Total investment income	3,855,371

EXPENSES:
Investment advisory fees	360,656
Administration fees	98,508
Distribution fees:
Class A	1,024
Class C	274
Class R2	127
Shareholder servicing fees:
Class A	1,024
Class C	91
Class R2	63
Class R5	14
Select Class	2,121
Custodian and accounting fees	35,772
Professional fees	38,853
Trustees’ and Chief Compliance Officer’s fees	805
Printing and mailing costs	18,179
Registration and filing fees	94,608
Transfer agent fees (See Note 2.E.)	3,493
Sub-transfer agent fees (See Note 2.E.)	34
Other	10,623

Total expenses	666,269

Less fees waived	(359,948)
Less expense reimbursements	(25,656)

Net expenses	280,665

Net investment income (loss)	3,574,706

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(100,243)
Investments in affiliates	(456,608)

Net realized gain (loss)	(556,851)

Distributions of capital gains received from investment company non-affiliates	84,376
Distributions of capital gains received from investment company affiliates	48,499
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(83,249)
Investments in affiliates	(3,886,730)

Change in net unrealized appreciation/depreciation	(3,969,979)

Net realized/unrealized gains (losses)	(4,393,955)

Change in net assets resulting from operations	$(819,249)

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,574,706	$126,984
Net realized gain (loss)	(556,851)	(7,964)
Distributions of capital gains received from investment company non-affiliates	84,376	128
Distributions of capital gains received from investment company affiliates	48,499	17,387
Change in net unrealized appreciation/depreciation	(3,969,979)	35,025

Change in net assets resulting from operations	(819,249)	171,560

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(9,017)	(4,670)
From net realized gains	(30)	(1,077)
Class C
From net investment income	(469)	(1,221)
From net realized gains	(2)	(176)
Class R2
From net investment income	(499)	(1,321)
From net realized gains	(1)	(171)
Class R5
From net investment income	(778)	(1,683)
From net realized gains	(2)	(178)
Class R6
From net investment income	(3,060,878)	(1,668)
From net realized gains	(12,106)	(174)
Select Class
From net investment income	(25,101)	(118,205)
From net realized gains	(12)	(12,962)

Total distributions to shareholders	(3,108,895)	(143,506)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	147,600,496	594,387

NET ASSETS:
Change in net assets	143,672,352	622,441
Beginning of period	4,823,409	4,200,968

End of period	$148,495,761	$4,823,409

Accumulated undistributed (distributions in excess of) net investment income	$587,149	$16,933

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	SmartAllocation Income Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$426,068	$883,043
Distributions reinvested	8,967	5,747
Cost of shares redeemed	(335,872)	(572,018)

Change in net assets resulting from Class A capital transactions	$99,163	$316,772

Class C
Proceeds from shares issued	$86,200	$1,647
Distributions reinvested	471	1,397
Cost of shares redeemed	(33,287)	(1,658)

Change in net assets resulting from Class C capital transactions	$53,384	$1,386

Class R2
Proceeds from shares issued	$519	$—
Distributions reinvested	500	1,492
Cost of shares redeemed	(34,084)	—

Change in net assets resulting from Class R2 capital transactions	$(33,065)	$1,492

Class R5
Proceeds from shares issued	$948	$1,740
Distributions reinvested	780	1,861
Cost of shares redeemed	(34,748)	—

Change in net assets resulting from Class R5 capital transactions	$(33,020)	$3,601

Class R6
Proceeds from shares issued	$154,608,795	$—
Distributions reinvested	3,072,984	1,842
Cost of shares redeemed	(6,109,117)	—

Change in net assets resulting from Class R6 capital transactions	$151,572,662	$1,842

Select Class
Proceeds from shares issued	$41,051	$299,390
Distributions reinvested	25,113	131,167
Cost of shares redeemed	(4,124,792)	(161,263)

Change in net assets resulting from Select Class capital transactions	$(4,058,628)	$269,294

Total change in net assets resulting from capital transactions	$147,600,496	$594,387

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

	SmartAllocation Income Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	29,094	59,095
Reinvested	614	387
Redeemed	(22,823)	(38,012)

Change in Class A Shares	6,885	21,470

Class C
Issued	6,008	111
Reinvested	32	94
Redeemed	(2,231)	(112)

Change in Class C Shares	3,809	93

Class R2
Issued	36	—
Reinvested	34	100
Redeemed	(2,282)	—

Change in Class R2 Shares	(2,212)	100

Class R5
Issued	64	116
Reinvested	53	125
Redeemed	(2,319)	—

Change in Class R5 Shares	(2,202)	241

Class R6
Issued	10,346,725	—
Reinvested	211,559	123
Redeemed	(419,737)	—

Change in Class R6 Shares	10,138,547	123

Select Class
Issued	2,772	19,967
Reinvested	1,683	8,804
Redeemed	(275,611)	(10,765)

Change in Select Class Shares	(271,156)	18,006

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
	Investment Operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartAllocation Income Fund
Class A
Year Ended February 29, 2016	$15.00	$0.37	(h)(i)	$(0.51)	$(0.14)	$(0.33)	$— (j)	$(0.33)
Year Ended February 28, 2015	14.92	0.41		0.11	0.52	(0.39)	(0.05)	(0.44)
Year Ended February 28, 2014	15.27	0.38		(0.29)	0.09	(0.40)	(0.04)	(0.44)
June 29, 2012 (l) through February 28, 2013	15.00	0.26		0.24	0.50	(0.21)	(0.02)	(0.23)

Class C
Year Ended February 29, 2016	14.95	0.32	(h)(i)	(0.53)	(0.21)	(0.23)	— (j)	(0.23)
Year Ended February 28, 2015	14.90	0.31		0.14	0.45	(0.35)	(0.05)	(0.40)
Year Ended February 28, 2014	15.25	0.31		(0.28)	0.03	(0.34)	(0.04)	(0.38)
June 29, 2012 (l) through February 28, 2013	15.00	0.20		0.24	0.44	(0.17)	(0.02)	(0.19)

Class R2
Year Ended February 29, 2016	14.97	0.34	(h)(i)	(0.51)	(0.17)	(0.27)	— (j)	(0.27)
Year Ended February 28, 2015	14.91	0.35		0.14	0.49	(0.38)	(0.05)	(0.43)
Year Ended February 28, 2014	15.26	0.34		(0.28)	0.06	(0.37)	(0.04)	(0.41)
June 29, 2012 (l) through February 28, 2013	15.00	0.23		0.24	0.47	(0.19)	(0.02)	(0.21)

Class R5
Year Ended February 29, 2016	15.03	0.44	(h)(i)	(0.52)	(0.08)	(0.39)	— (j)	(0.39)
Year Ended February 28, 2015	14.94	0.45		0.15	0.60	(0.46)	(0.05)	(0.51)
Year Ended February 28, 2014	15.28	0.45		(0.29)	0.16	(0.46)	(0.04)	(0.50)
June 29, 2012 (l) through February 28, 2013	15.00	0.30		0.24	0.54	(0.24)	(0.02)	(0.26)

Class R6
Year Ended February 29, 2016	15.03	0.44	(h)(i)	(0.50)	(0.06)	(0.40)	— (j)	(0.40)
Year Ended February 28, 2015	14.95	0.46		0.14	0.60	(0.47)	(0.05)	(0.52)
Year Ended February 28, 2014	15.28	0.46		(0.28)	0.18	(0.47)	(0.04)	(0.51)
June 29, 2012 (l) through February 28, 2013	15.00	0.31		0.23	0.54	(0.24)	(0.02)	(0.26)

Select Class
Year Ended February 29, 2016	15.01	0.44	(h)(i)	(0.54)	(0.10)	(0.31)	— (j)	(0.31)
Year Ended February 28, 2015	14.93	0.42		0.15	0.57	(0.44)	(0.05)	(0.49)
Year Ended February 28, 2014	15.27	0.42		(0.28)	0.14	(0.44)	(0.04)	(0.48)
June 29, 2012 (l) through February 28, 2013	15.00	0.28		0.24	0.52	(0.23)	(0.02)	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Amount rounds to less than $0.01.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2014 and for the period ended February 28, 2013.
(l)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$14.53	(0.95)%	$481,438	0.73%		2.53	%(i)	1.72%		16%
15.00	3.55	393,698	0.70		2.54		5.03		28
14.92	0.71	71,196	0.68	(k)	2.58	(k)	5.67	(k)	29
15.27	3.31	51,642	0.69	(k)	2.54	(k)	5.77	(k)	12

14.51	(1.41)	106,852	1.23		2.18	(i)	3.64		16
14.95	3.03	53,181	1.19		2.10		5.39		28
14.90	0.28	51,597	1.18	(k)	2.06	(k)	6.30	(k)	29
15.25	2.92	51,472	1.19	(k)	2.03	(k)	6.26	(k)	12

14.53	(1.14)	19,797	0.97		2.31	(i)	3.83		16
14.97	3.30	53,536	0.94		2.35		5.12		28
14.91	0.49	51,811	0.93	(k)	2.31	(k)	6.05	(k)	29
15.26	3.11	51,557	0.94	(k)	2.28	(k)	6.01	(k)	12

14.56	(0.53)	22,514	0.27		3.01	(i)	3.03		16
15.03	4.10	56,316	0.24		3.05		4.42		28
14.94	1.16	52,417	0.23	(k)	3.01	(k)	5.35	(k)	29
15.28	3.61	51,796	0.24	(k)	2.98	(k)	5.31	(k)	12

14.57	(0.40)	147,727,561	0.23		2.98	(i)	0.53		16
15.03	4.07	54,610	0.19		3.10		4.37		28
14.95	1.26	52,458	0.18	(k)	3.06	(k)	5.30	(k)	29
15.28	3.63	51,811	0.20	(k)	3.02	(k)	5.26	(k)	12

14.60	(0.66)	137,599	0.45		2.93	(i)	3.59		16
15.01	3.86	4,212,068	0.44		2.85		4.61		28
14.93	0.98	3,921,489	0.43	(k)	2.81	(k)	5.55	(k)	29
15.27	3.44	3,879,559	0.44	(k)	2.78	(k)	5.51	(k)	12

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-diversified
SmartAllocation Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

20	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$4,607,427	$507,862	$5,115,289
Corporate Bonds
Consumer Discretionary	—	954,657	—	954,657
Consumer Staples	—	498,550	—	498,550
Energy	—	1,590,760	—	1,590,760
Financials	—	4,880,172	—	4,880,172
Health Care	—	887,994	—	887,994
Industrials	—	1,134,718	—	1,134,718
Information Technology	—	596,302	—	596,302
Materials	—	436,413	—	436,413
Telecommunication Services	—	798,651	—	798,651
Utilities	—	788,123	—	788,123

Total Corporate Bonds	—	12,566,340	—	12,566,340

Foreign Government Securities	—	127,215	—	127,215
U.S. Government Agency
Securities	—	257,054	—	257,054
U.S. Treasury Obligations	—	11,971,815	—	11,971,815
Exchange Traded Fund	56,063,002	—	—	56,063,002
Investment Companies	61,459,774	—	—	61,459,774
Short-Term Investment
Investment Company	902,181	—	—	902,181

Total Investments in Securities	$118,424,957	$29,529,851	$507,862	$148,462,670

There were no transfers among any levels during the year ended February 29, 2016.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 29, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

C. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the affiliated Underlying Funds.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

		For the year ended February 29, 2016
Affiliate	Value at February 28, 2015	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 29, 2016	Value at February 29, 2016
JPMorgan Corporate Bond Fund, Class R6 Shares	$379,820	$13,798,436	$535,377	$(1,452)	$327,220	1,368,684	$13,276,232
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	289,282	9,087,612	4,876,558	(323,277)	314,694	516,781	3,989,547
JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	82,689	2,793,202	2,281,631	(106,960)	—	59,830	444,539
JPMorgan High Yield Fund, Class R6 Shares	776,264	26,109,092	—	13,721	1,154,178	3,525,624	23,551,170
JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,398,322	19,281,959	500,000	9,859	514,631	1,774,893	20,198,286
JPMorgan Prime Money Market Fund, Institutional Class Shares	65,359	50,755,038	49,918,216	—	1,787	902,181	902,181

Total	$2,991,736			$(408,109)	$2,312,510		$62,361,955

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of the affiliated Underlying Funds and ETFs are waived by the Fund as described in Note 3.F.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Fund for the year ended February 29, 2016 are as follows:

	Class A	Class C	Class R2	Class R5	Class R6	Select Class	Total
Transfer agent fees	$657	$468	$350	$370	$1,232	$416	$3,493
Sub-transfer agent fees	—	10	—	—	—	24	34

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

22	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$92,252	$(92,252)

The reclassifications for the Fund relate primarily to investments in regulated investment companies.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2016, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2016, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$160	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, Underlying Funds and ETFs (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses incurred by the Fund and any Underlying Fund and ETFs and acquired fund fees incurred by an Underlying Fund and ETFs) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.98%	1.48%	1.23%	0.53%	0.48%	0.73%

The expense limitation agreement was in effect for the year ended February 29, 2016 and is in place until at least June 30, 2016.

For the year ended February 29, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$336,433	$22,608	$907	$359,948	$25,656

The Underlying Funds may impose separate advisory and shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and above 0.05% for Class R5 Shares, the Fund’s Distributor may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 29, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$151,337,646	$14,906,853	$13,914,968	$2,867,264

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$152,529,307	$562,664	$(4,629,301)	$(4,066,637)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 29, 2016 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$3,096,817	$12,078	$3,108,895

24	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

The tax character of distributions paid during the year ended February 28, 2015 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$128,768	$14,738	$143,506

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$587,380	$(113,869)	$(4,066,637)

The cumulative timing differences primarily consist of post-October capital loss deferrals and wash sale loss deferrals.

As of February 29, 2016, the Fund had net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$94,999	$18,870

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 29, 2016, the Fund deferred to March 1, 2016 net capital losses of:

Net Capital Losses
Short-Term	Long-Term
$361,660	$(38,138)

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 29, 2016, the Adviser had discretion on behalf of certain of its clients with respect to the purchase or sale of shares representing 96.3% of the Fund’s net assets. Investment activities on behalf of these shareholders could impact the Fund.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, including foreign and emerging markets securities and convertible securities. These securities are subject to risks specific to their structure, sector or market.

The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

26	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan SmartAllocation Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan SmartAllocation Income Fund (a separate fund of JPMorgan Trust I) (the “Fund”) at February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	27

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

28	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	29

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

30	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
SmartAllocation Income Fund
Class A
Actual	$1,000.00	$1,004.30	$3.69	0.74%
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class C
Actual	1,000.00	1,002.50	6.17	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24
Class R2
Actual	1,000.00	1,003.70	4.93	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99
Class R5
Actual	1,000.00	1,006.70	1.40	0.28
Hypothetical	1,000.00	1,023.47	1.41	0.28
Class R6
Actual	1,000.00	1,007.60	1.20	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
Select Class
Actual	1,000.00	1,006.20	2.39	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2016	JPMORGAN SMARTALLOCATION FUNDS	31

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Long Term Capital Gain

The Fund distributed $12,078, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 29, 2016.

Treasury Income

The Fund had 3.04% or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016.

32	JPMORGAN SMARTALLOCATION FUNDS	FEBRUARY 29, 2016

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-SAINC-216

Annual Report

J.P. Morgan Tax Aware Funds

February 29, 2016

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices and prices for other commodities also slumped during the twelve month reporting period. Although Puerto Rico’s $70 billion debt crisis remained unresolved at the end of February 2016, there appeared to be little spillover effect on other municipal bond markets.

Meanwhile, interest rates on intermediate and long term tax free bonds moved lower as both domestic and foreign economic and financial factors came into play and periodically influenced market movements. However, interest rates on bonds with shorter maturities rose in response to the U.S. Federal Reserve’s December interest rate increase, thus resulting in a flattening of the yield curve over the twelve month period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds. For the twelve months ended February 29, 2016, the Barclays Municipal Bond Index returned 3.95%.

2	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.42%
Barclays Municipal Bond Index	3.95%

Net Assets as of 2/29/2016 (In Thousands)	$120,692
Duration as of 2/29/2016	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays Municipal Bond Index (the “Benchmark”). In general, taxable leveraged loans outperformed municipal debt securities during the twelve month reporting period.

The Fund’s allocations to both municipal debt and leveraged loans made a positive contribution to relative performance. Leveraged loans are adjustable rate bank loans made to companies rated below investment grade by the major credit rating firms.

In the municipal bond sector, the Fund’s underweight positions in the pre-refunded and general obligation bond sectors were leading contributors to performance. The Fund’s overweight position in the housing sector and its allocation to money market funds also detracted from relative performance. The Fund’s allocation to money market funds, which are made up of short-term debt securities, was a function of the Fund’s day-to-day operations and not part of its investment strategy.

In taxable leveraged loans, the Fund’s security selection in the utilities sector and its underweight position in the mining and minerals sector were leading contributors to performance relative to the Benchmark. The Fund’s security selection in the retail sector and its overweight position in the energy sector were leading detractors from relative performance for the twelve month reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were invested among various sectors, including both high-grade debt securities and leveraged loans. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable leveraged loans.

PORTFOLIO COMPOSITION***
Municipal Bonds	81.5%
Loan Assignments	14.9
Short-Term Investment	3.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016
		1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	September 17, 2007
With Sales Charge*		(1.52)%	(1.87)%	(0.10)%	3.77%	3.43%	3.24%	4.18%	3.81%	3.65%
Without Sales Charge		2.32	1.95	2.11	4.58	4.23	3.88	4.65	4.28	4.04
CLASS C SHARES	September 17, 2007
With CDSC**		0.80	0.51	1.09	4.07	3.79	3.43	4.12	3.81	3.56
Without CDSC		1.80	1.51	1.66	4.07	3.79	3.43	4.12	3.81	3.56
SELECT CLASS SHARES	September 17, 2007	2.42	2.04	2.19	4.70	4.35	3.99	4.75	4.37	4.12

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from September 17, 2007 to February 29, 2016. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Municipal Bond Index and the Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General

& Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.29%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	3.58%

Net Assets as of 2/29/2016 (In Thousands)	$367,810
Duration as of 2/29/2016	1.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempted to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return is compared to Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the twelve months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Index. During the twelve month reporting period, high-yield bonds (also known as “junk bonds”) underperformed other parts of the fixed-income securities markets and the Fund’s exposure to high yield bonds was a leading detractor from performance relative to the Index.

The Fund’s allocation to municipal bonds was the leading contributor to performance relative to the Index. The Fund’s overweight position in the housing sector and underweight position in bonds rated AA made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period in an attempt to minimize the impact of movement in interest rates on the Fund’s holdings.

PORTFOLIO COMPOSITION***
Municipal Bonds	69.5%
Weekly Demand Notes	12.8
Corporate Bonds	4.1
Asset-Backed Securities	3.4
Insurance-Linked Securities	2.5
Daily Demand Notes	2.4
Collateralized Mortgage Obligations	2.3
Commercial Mortgage-Backed Securities	1.3
Others (each less than 1.0%)	1.3
Short-Term Investments	0.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016
		1 YEAR			3 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	March 1, 2011
With Sales Charge*		(3.59)%	(3.89)%	(1.65)%	0.34%	(1.15)%	(0.69)%	0.54%	0.32%	0.45%
Without Sales Charge		0.17	(0.15)	0.49	(0.92)	0.12	0.27	1.31	1.09	1.04
CLASS C SHARES	March 1, 2011
With CDSC**		(1.57)	(1.77)	(0.65)	(0.33)	(0.50)	(0.28)	0.63	0.45	0.45
Without CDSC		(0.58)	(0.78)	(0.10)	(0.33)	(0.50)	(0.28)	0.63	0.45	0.45
SELECT CLASS SHARES	March 1, 2011	0.29	(0.06)	0.58	0.44	0.20	0.35	1.40	1.17	1.12

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17 Year) Municipal Bond Index and the iMoneyNet Tax-Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
24	Constar International, Inc., 11.000%, 12/31/17 (d) (Cost $23)	2

Municipal Bonds — 82.0% (t)
	Alabama — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	252

	Utility — 0.5%
500	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31 (w)	592

	Total Alabama	844

	Alaska — 0.8%
	Housing — 0.1%
175	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	180

	Other Revenue — 0.4%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	371
110	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	111

		482

	Prerefunded — 0.3%
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/16 (p)	304

	Total Alaska	966

	Arizona — 1.1%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	327

	Other Revenue — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	108

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	256

	Water & Sewer — 0.5%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	610

	Total Arizona	1,301

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
15	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 01/01/37	15

	California — 4.0%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/30	115

	General Obligation — 0.6%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	409
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	61
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	243

		713

	Housing — 0.0% (g)
5	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	5

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	260

	Other Revenue — 0.6%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23	715

	Prerefunded — 0.7%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	539
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	232
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/17 (p)	106

		877

	Transportation — 0.8%
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	906

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utility — 1.0%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	289
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	289
290	Subseries A-1, Rev., 5.250%, 07/01/38	318
350	Los Angeles Department of Water & Power, Water System, Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	369

		1,265

	Total California	4,856

	Colorado — 0.9%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	345

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	545

	Housing — 0.0% (g)
25	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	26

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	136

	Total Colorado	1,052

	Connecticut — 1.6%
	Education — 1.5%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	527
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	1,018
200	Series A, Rev., 5.250%, 11/15/24	233

		1,778

	Housing — 0.1%
185	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.000%, 11/15/45 (w)	202

	Total Connecticut	1,980

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
410	Series A-1, Rev., AMT, 4.900%, 07/01/29	445
35	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	35

	Total Delaware	480

	District of Columbia — 0.5%
	Education — 0.1%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	207

	Other Revenue — 0.1%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	110

	Transportation — 0.3%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.000%, 10/01/22	118
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	218

		336

	Total District of Columbia	653

	Florida — 10.4%
	Certificate of Participation/Lease — 1.5%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	921
750	South Florida Water Management District, COP, 5.000%, 10/01/32	893

		1,814

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	568

	General Obligation — 1.1%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, GO, 5.000%, 12/01/26	1,167
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	222

		1,389

	Housing — 0.6%
80	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	84

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Housing — continued
325	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	331
315	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	336

		751

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	587
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	511

		1,098

	Other Revenue — 1.5%
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	217
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	622
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	935

		1,774

	Transportation — 2.1%
300	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	342
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	113
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	173
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	722
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,172

		2,522

	Utility — 2.2%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	242
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30 (w)	240

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	576
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	321
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.000%, 10/01/29	690
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	550

		2,619

	Total Florida	12,535

	Georgia — 1.8%
	Education — 0.2%
200	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	205

	Housing — 0.5%
	Georgia Housing & Finance Authority, Non Single Family,
90	Series B, Rev., 4.000%, 12/01/29	96
440	Subseries A-1, Rev., 4.000%, 06/01/44	470

		566

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	515

	Other Revenue — 0.2%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	299

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	543

	Total Georgia	2,128

	Guam — 1.0%
	Water & Sewer — 1.0%
	Guam Government Waterworks Authority, Water & Waste Water System,
200	Rev., 5.000%, 07/01/19	223
275	Rev., 5.000%, 07/01/24	328
525	Rev., 5.000%, 07/01/25	628

	Total Guam	1,179

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	115

	Idaho — 1.2%
	General Obligation — 0.7%
750	City of Nampa, GO, 5.000%, 08/01/21	893

	Housing — 0.5%
505	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I, Rev., AMT, 4.000%, 07/01/34	539

	Total Idaho	1,432

	Illinois — 2.8%
	General Obligation — 0.3%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	142
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	61
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	175

		378

	Housing — 0.3%
400	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., AMT, 4.000%, 02/01/35	422

	Other Revenue — 1.3%
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	307
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	898
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	202
130	Rev., 5.250%, 06/01/21	153

		1,560

	Prerefunded — 0.1%
65	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16 (p)	69

	Transportation — 0.6%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	229
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	212

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	326

		767

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., BHAC-CR AMBAC, 5.750%, 11/01/30	189

	Total Illinois	3,385

	Indiana — 1.6%
	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Program,
50	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	53
90	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	96

		149

	Other Revenue — 1.2%
	Indiana Health Facility Financing Authority, Ascension Health,
150	Series A-1, Rev., VAR, 5.000%, 06/01/17	158
5	Subseries A-8, Rev., VAR, 5.000%, 07/28/16 (p)	5
95	Subseries A-8, Rev., VAR, 5.000%, 07/28/16	97
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
330	Series A-1, Rev., 5.000%, 11/15/34	390
265	Series A-2, Rev., VAR, 1.600%, 02/01/17	267
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	577

		1,494

	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	294

	Total Indiana	1,937

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
35	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	37

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Kansas — 0.3%
	Housing — 0.1%
105	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	109

	Prerefunded — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 04/01/16 (p)	211

	Total Kansas	320

	Kentucky — 0.2%
	Housing — 0.0% (g)
35	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	36

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	252

	Total Kentucky	288

	Louisiana — 0.9%
	Housing — 0.2%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
65	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	65
30	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	32
70	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	73
20	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	21

		191

	Other Revenue — 0.2%
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	258

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	138

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	471

	Total Louisiana	1,058

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maine — 1.3%
	Housing — 1.0%
	Maine State Housing Authority,
340	Series A, Rev., 4.000%,11/15/45(w)	372
505	Series A-1, Rev., AMT, 4.500%, 11/15/28	541
330	Series B, Rev., 4.000%, 11/15/43	352

		1,265

	Other Revenue — 0.3%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	358

	Total Maine	1,623

	Maryland — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	109

	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	468

	Total Maryland	577

	Massachusetts — 5.3%
	Education — 1.5%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	432
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	536
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	735
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	106

		1,809

	Housing — 1.1%
	Massachusetts Housing Finance Agency, Single Family Housing,
285	Series 160, Rev., AMT, 3.750%, 06/01/34	287
910	Series 169, Rev., 4.000%, 12/01/44	989

		1,276

	Other Revenue — 0.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	403

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
125	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	125

		528

	Transportation — 1.2%
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	574
770	Series A, Rev., AMT, 5.000%, 07/01/37	869

		1,443

	Water & Sewer — 1.1%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	668
100	Series B, Rev., AGM, 5.250%, 08/01/32	133
500	Series D, Rev., 5.000%, 08/01/44	575

		1,376

	Total Massachusetts	6,432

	Michigan — 1.6%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/22	576

	General Obligation — 0.0% (g)
8	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	8

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	227

	Other Revenue — 0.0% (g)
42	Michigan Finance Authority, Local Government Loan Program, Series G-6A, Rev., AMBAC, 5.250%, 04/01/16	42

	Transportation — 0.5%
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	462
150	Series D, Rev., 5.000%, 12/01/18	166

		628

	Water & Sewer — 0.4%
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/16	477

	Total Michigan	1,958

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Minnesota — 2.1%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	209

	Housing — 1.9%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
25	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	25
155	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	165
95	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	99
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	105
300	Rev., 5.250%, 08/01/26	352
	Minnesota Housing Finance Agency, Residential Housing Finance,
525	Series A, Rev., 4.000%, 07/01/38	562
405	Series B, Rev., 4.000%, 01/01/38	434
450	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	485
40	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	42

		2,269

	Total Minnesota	2,478

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	206
100	Series A, Rev., 5.250%, 01/01/34	131

	Total Mississippi	337

	Missouri — 1.1%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	291

	Housing — 0.4%
115	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	122

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
180	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	193
145	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	157

		472

	Other Revenue — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	503

	Total Missouri	1,266

	Montana — 0.6%
	Housing — 0.3%
300	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	315

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	109

	Utility — 0.2%
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	234

	Total Montana	658

	Nebraska — 1.0%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	378
285	GO, 5.250%, 04/01/27	373

		751

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	408

	Total Nebraska	1,159

	Nevada — 0.0% (g)
	General Obligation — 0.0% (g)
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	50

	New Hampshire — 0.4%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	261

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Education — continued
100	Rev., NATL-RE, 5.500%, 06/01/27	132

		393

	Housing — 0.1%
55	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	58
80	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	85

		143

	Total New Hampshire	536

	New Jersey — 2.8%
	Education — 0.9%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	272
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	558
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	206

		1,036

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	509

	Other Revenue — 1.5%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.000%, 09/01/27	461
590	Rev., 5.000%, 09/01/28	702
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	446
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	210

		1,819

	Total New Jersey	3,364

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
100	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	106
100	Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 03/01/28	107
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		218

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	449
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., AMT, 4.000%, 06/01/16	56

		505

	Total New Mexico	723

	New York — 7.7%
	Education — 0.5%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	352
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	269

		621

	General Obligation — 0.5%
500	City of New York, Series I, GO, 5.000%, 08/01/21	598

	Housing — 1.0%
	New York, Mortgage Agency, Homeowner Mortgage,
440	Series 191, Rev., AMT, 3.500%, 10/01/34	463
625	Series 195, Rev., 4.000%, 10/01/46 (w)	686

		1,149

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	506

	Other Revenue — 2.2%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	605

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
750	New York State Energy Research & Development Authority, Pollution Control, Series B, Rev., VAR, 2.000%, 05/01/20	767
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26 (p)	407
390	Series B, Rev., 5.500%, 10/15/30 (p)	530
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	378

		2,687

	Prerefunded — 0.3%
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35 (p)	421

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	576

	Transportation — 0.5%
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	614

	Water & Sewer — 1.8%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	284
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.250%, 06/15/44	296
440	Series EE, Rev., 5.375%, 06/15/43	516
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	427
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	590

		2,113

	Total New York	9,285

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Dakota — 0.5%
	Housing — 0.3%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
175	Series A, Rev., 3.750%, 07/01/42	184
215	Series A, Rev., 4.000%, 07/01/34	232

		416

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	230

	Total North Dakota	646

	Ohio — 3.2%
	Education — 0.8%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	594
365	Series A, Rev., 5.000%, 06/01/43	414

		1,008

	General Obligation — 0.2%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.250%, 12/01/25	236
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	59

		295

	Housing — 0.5%
335	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	335
	Ohio Housing Finance Agency, Single Family Mortgage,
125	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	132
100	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	107

		574

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	192

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Development Revenue/Pollution Control Revenue — continued
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	289

		481

	Other Revenue — 0.8%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	298
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	516

		914

	Prerefunded — 0.5%
95	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	103
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 11/15/20 (p)	466

		569

	Utility — 0.0% (g)
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

	Total Ohio	3,846

	Oklahoma — 1.2%
	Transportation — 0.7%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	347
420	Series A, Rev., AMT, 5.000%, 06/01/25	484

		831

	Water & Sewer — 0.5%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	259
285	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/30	351

		610

	Total Oklahoma	1,441

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.5%
	Education — 0.5%
500	University of Oregon, Rev., 5.000%, 04/01/45	580

	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	215
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.500%, 06/15/30	27
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	124

		366

	Housing — 0.2%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	217
75	Series B, Rev., AMT, 5.000%, 07/01/30	81

		298

	Other Revenue — 0.3%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	373

	Transportation — 0.2%
215	Port of Portland, International Airport, Subseries 20-C, Rev., AMT, 5.000%, 07/01/19	243

	Total Oregon	1,860

	Pennsylvania — 2.9%
	Education — 0.7%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	183
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	652

		835

	Housing — 1.0%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
170	Series 112, Rev., 5.000%, 04/01/28	182
500	Series 118A, Rev., AMT, 3.500%, 04/01/40	531
425	Series 96-B, Rev., 3.950%, 10/01/16	432

		1,145

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	502

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.8%
	Allegheny County Airport Authority, Pittsburgh International Airport,
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	585
350	Series A-1, Rev., AMT, 5.000%, 01/01/26	397

		982

	Total Pennsylvania	3,464

	Rhode Island — 0.7%
	Education — 0.5%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	572

	Transportation — 0.2%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	290

	Total Rhode Island	862

	South Carolina — 1.2%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	618

	Transportation — 0.7%
750	South Carolina State Ports Authority, Rev., AMT, 5.000%, 07/01/31	864

	Total South Carolina	1,482

	South Dakota — 0.6%
	Education — 0.5%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.000%, 11/01/45	566

	Housing — 0.1%
140	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	149

	Total South Dakota	715

	Tennessee — 1.1%
	Housing — 0.3%
	Tennessee Housing Development Agency, Homeownership Program,
220	Series 1A, Rev., AMT, 4.500%, 01/01/38	234
120	Series A, Rev., AMT, 4.500%, 07/01/31	129

		363

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	137

	Utility — 0.7%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	431
375	Series A, Rev., 5.250%, 09/01/23	446

		877

	Total Tennessee	1,377

	Texas — 5.6%
	Education — 0.6%
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	184
395	Series B, Rev., 5.250%, 07/01/30	522

		706

	General Obligation — 1.5%
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	299
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	87
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	259
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,176

		1,821

	Housing — 0.2%
110	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	118
45	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	47

		165

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.500%, 08/01/20	511

	Other Revenue — 1.0%
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.250%, 12/01/29	170
700	Series A, Rev., 5.000%, 12/01/32	849

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	197

		1,216

	Prerefunded — 0.3%
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	23
100	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	109
115	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	136
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20 (p)	119

		387

	Transportation — 0.2%
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	240

	Utility — 1.0%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	106
1,000	Rev., 5.000%, 02/01/23	1,108

		1,214

	Water & Sewer — 0.4%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	488

	Total Texas	6,748

	Utah — 1.0%
	Other Revenue — 0.5%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	51
450	Series C, Rev., AGM, 5.250%, 06/15/32	594

		645

	Utility — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	576

	Total Utah	1,221

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Vermont — 2.0%
	Housing — 2.0%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series A, Rev., AMT, 4.000%, 11/01/46	806
455	Series B, Rev., 4.000%, 11/01/44	491
750	Series B, Rev., AMT, 3.750%, 11/01/45	797
245	Series B, Rev., AMT, 4.125%, 11/01/42	255

	Total Vermont	2,349

	Virginia — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	256

	Other Revenue — 0.5%
470	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	562

	Prerefunded — 0.0% (g)
30	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	36

	Total Virginia	854

	Washington — 2.3%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	196

	Housing — 0.7%
145	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	154
695	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	730

		884

	Transportation — 1.0%
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,164

	Utility — 0.4%
150	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26	176

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Utility — continued
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	349

			525

		Total Washington	2,769

		West Virginia — 0.5%
		Other Revenue — 0.5%
500		Monongalia County Building Commission, Rev., 5.000%, 07/01/23	602

		Wisconsin — 1.0%
		Hospital — 0.5%
500		Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	586

		Other Revenue — 0.3%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	378

		Transportation — 0.2%
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	293

		Total Wisconsin	1,257

		Wyoming — 0.4%
		Housing — 0.1%
65		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	66

		Other Revenue — 0.3%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	398

		Total Wyoming	464

		Total Municipal Bonds (Cost $94,167)	98,964

SHARES
Common Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
—	(h)	Constar International, Inc., Class A, ADR (a) (Cost $— (h))	—

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

SHARES		SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.0%
		Materials — 0.0%
		Containers & Packaging — 0.0%
—	(h)	Constar International, Inc., Class A (a) (Cost $9)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 15.1%
		Consumer Discretionary — 3.9%
		Automobiles — 0.2%
295		Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	292

		Diversified Consumer Services — 0.2%
242		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	230

		Hotels, Restaurants & Leisure — 0.4%
50		CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	47
147		Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	135
146		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	142
122		Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	120

			444

		Household Durables — 0.0% (g)
8		Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	8

		Internet & Catalog Retail — 0.2%
287		Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	205

		Media — 1.8%
250		CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	248
499		EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22	486
265		Numericable Group S.A., Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20	255
230		Numericable Group S.A., Dollar Denominated Tranche B-2 Loan, VAR, 4.500%, 05/21/20	221
320		Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	316
54		Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	53
581		WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	556

			2,135

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — 0.7%
488	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	481
500	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	419

		900

	Specialty Retail — 0.3%
289	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	194
255	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	247

		441

	Textiles, Apparel & Luxury Goods — 0.1%
170	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	106

	Total Consumer Discretionary	4,761

	Consumer Staples — 1.0%
	Food & Staples Retailing — 0.9%
141	Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19	138
750	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	729
246	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	232

		1,099

	Food Products — 0.1%
65	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	64
80	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	80

		144

	Total Consumer Staples	1,243

	Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
81	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	16

	Oil, Gas & Consumable Fuels — 0.3%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16
145	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	143
125	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	101
100	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 12.000%, 12/31/18 (d)	2
89	Southcross Energy Partners LP, Initial Term Loan, VAR, 5.250%, 08/04/21	45

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — continued
217	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	32

		339

	Total Energy	355

	Financials — 0.7%
	Consumer Finance — 0.4%
497	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	457

	Diversified Financial Services — 0.1%
147	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	132

	Insurance — 0.2%
249	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	240

	Total Financials	829

	Health Care — 2.0%
	Health Care Equipment & Supplies — 0.1%
145	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	142

	Health Care Providers & Services — 0.9%
49	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	49
99	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loans, VAR, 3.690%, 12/31/18	96
96	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	93
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	476
334	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	324

		1,038

	Pharmaceuticals — 1.0%
425	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	408
817	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	762

		1,170

	Total Health Care	2,350

	Industrials — 2.3%
	Airlines — 0.6%
600	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	599

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — continued
147	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	146

		745

	Building Products — 0.4%
455	Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22	448

	Commercial Services & Supplies — 0.2%
88	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.857%, 06/30/17	82
145	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	143

		225

	Industrial Conglomerates — 0.2%
68	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	55
205	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	139

		194

	Machinery — 0.2%
145	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18	138
129	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	126

		264

	Marine — 0.1%
202	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	79

	Professional Services — 0.2%
281	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20	277

	Road & Rail — 0.1%
222	Quality Distribution, Inc., 1st Lien Term Loan, VAR, 5.750%, 08/18/22	184

	Trading Companies & Distributors — 0.3%
315	Delos Finance SARL, Loan, (Luxembourg), VAR, 3.500%, 03/06/21	312

	Total Industrials	2,728

	Information Technology — 1.6%
	Electronic Equipment, Instruments & Components — 0.1%
72	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	68

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	IT Services — 0.6%
80	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.434%, 03/24/21	78
	First Data Corp., Term Loan,
610	VAR, 3.934%, 03/23/18	602
46	VAR, 3.934%, 09/24/18	45

		725

	Semiconductors & Semiconductor Equipment — 0.7%
353	Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23	353
500	NXP B.V./NXP Funding LLC, Tranche B Loan, (Netherlands), VAR, 3.750%, 12/07/20	498

		851

	Software — 0.2%
145	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	142
100	Longview Solutions, Inc., Term B Advance, (Canada), VAR, 7.000%, 04/13/21	85

		227

	Total Information Technology	1,871

	Materials — 1.4%
	Chemicals — 0.8%
39	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	39
235	GCP Applied Technologies, Inc., Term Loan, VAR, 5.250%, 02/03/22	235
221	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	215
204	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	202
170	PolyOne Corp., Initial Loan, VAR, 3.750%, 11/11/22	170
146	Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20	128

		989

	Containers & Packaging — 0.5%
167	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	165
232	Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	230
248	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	246
23	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	23

		664

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Paper & Forest Products — 0.1%
79	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	72

	Total Materials	1,725

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
145	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	143
250	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19	222
150	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	150

		515

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	71

	Total Telecommunication Services	586

	Utilities — 1.4%
	Electric Utilities — 1.4%
488	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	458
1,048	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	1,043
182	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	180

	Total Utilities	1,681

	Total Loan Assignments (Cost $19,517)	18,129

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
4,390	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $4,390)	4,390

	Total Investments — 100.7% (Cost $118,106)	121,485
	Liabilities in Excess of Other Assets — (0.7)%	(793)

	NET ASSETS — 100.0%	$120,692

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.2%
	ABFC Trust,
190	Series 2005-HE2, Class M3, VAR, 1.216%, 06/25/35	173
580	Series 2006-OPT2, Class A2, VAR, 0.576%, 10/25/36	465
632	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.526%, 07/25/36	209
	Ameriquest Mortgage Securities Trust,
270	Series 2006-M3, Class A2B, VAR, 0.536%, 10/25/36	99
440	Series 2006-M3, Class A2C, VAR, 0.596%, 10/25/36	163
169	Series 2006-M3, Class A2D, VAR, 0.676%, 10/25/36	64
298	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.676%, 09/25/36	105
149	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.816%, 02/25/36	96
354	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 0.556%, 10/25/36	183
131	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.576%, 05/25/37	129
	Credit-Based Asset Servicing and Securitization LLC,
98	Series 2006-CB4, Class AV4, VAR, 0.676%, 05/25/36	69
379	Series 2006-CB8, Class A1, VAR, 0.576%, 10/25/36	280
193	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.606%, 09/25/36	86
6	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.336%, 05/28/37 (e)	6
86	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.706%, 07/25/36	47
	First Franklin Mortgage Loan Trust,
290	Series 2004-FF10, Class M1, VAR, 1.711%, 07/25/34	265
353	Series 2006-FF13, Class A2D, VAR, 0.676%, 10/25/36	227
347	Series 2006-FF16, Class 2A3, VAR, 0.576%, 12/25/36	203
	Fremont Home Loan Trust,
572	Series 2006-B, Class 2A3, VAR, 0.596%, 08/25/36	211

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

236	Series 2006-B, Class 2A4, VAR, 0.676%, 08/25/36	88
	GSAA Home Equity Trust,
162	Series 2007-5, Class 1AV1, VAR, 0.536%, 03/25/47	82
134	Series 2007-5, Class 2A1A, VAR, 0.556%, 04/25/47	108
	GSAMP Trust,
411	Series 2006-FM1, Class A1, VAR, 0.596%, 04/25/36	283
125	Series 2006-FM2, Class A2C, VAR, 0.586%, 09/25/36	55
125	Series 2006-FM2, Class A2D, VAR, 0.676%, 09/25/36	56
498	Series 2006-HE3, Class A2C, VAR, 0.596%, 05/25/46	440
670	Series 2007-HE1, Class A2C, VAR, 0.586%, 03/25/47	553
	Home Equity Mortgage Loan Asset-Backed Trust,
348	Series 2006-C, Class 2A, VAR, 0.566%, 08/25/36	269
415	Series 2006-D, Class 1A, VAR, 0.576%, 11/25/36	318
240	Series 2006-D, Class 2A3, VAR, 0.596%, 11/25/36	148
385	Series 2006-E, Class 2A3, VAR, 0.606%, 04/25/37	225
457	Series 2007-B, Class 2A3, VAR, 0.636%, 07/25/37	271
222	HSI Asset Securitization Corp Trust, Series 2006-HE2, Class 2A2, VAR, 0.546%, 12/25/36	86
	Mastr Asset Backed Securities Trust,
167	Series 2006-HE4, Class A2, VAR, 0.546%, 11/25/36	71
214	Series 2006-HE4, Class A3, VAR, 0.586%, 11/25/36	91
293	Series 2006-NC3, Class A1, VAR, 0.566%, 10/25/36	162
491	Series 2006-WMC2, Class A4, VAR, 0.586%, 04/25/36	189
179	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3, Class A1, VAR, 0.506%, 04/25/47	90
330	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.611%, 06/25/37	277

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.776%, 12/25/35	326
213	Series 2006-1, Class A2B, VAR, 0.616%, 05/25/36	153
346	Series 2006-2, Class A2B, VAR, 0.596%, 08/25/36	273
357	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.626%, 04/25/37	289
84	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.926%, 05/25/35	78
	NovaStar Mortgage Funding Trust,
221	Series 2006-4, Class A2C, VAR, 0.586%, 09/25/36	109
106	Series 2006-4, Class A2D, VAR, 0.686%, 09/25/36	54
530	Series 2007-1, Class A1A, VAR, 0.566%, 03/25/37	325
802	Series 2007-1, Class A2C, VAR, 0.616%, 03/25/37	388
240	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.586%, 09/25/36	220
	Securitized Asset-Backed Receivables LLC Trust,
350	Series 2006-NC3, Class A1, VAR, 0.576%, 09/25/36	227
534	Series 2006-NC3, Class A2B, VAR, 0.586%, 09/25/36	243
93	Series 2007-NC2, Class A2B, VAR, 0.576%, 01/25/37	59
253	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.616%, 02/25/36	143
383	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.716%, 06/25/37	224
228	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	229
	Structured Asset Investment Loan Trust,
120	Series 2005-HE3, Class M1, VAR, 0.916%, 09/25/35	105
390	Series 2006-3, Class A5, VAR, 0.586%, 06/25/36	327
468	Series 2006-4, Class A1, VAR, 0.608%, 07/25/36	268
109	Series 2006-BNC2, Class A5, VAR, 0.596%, 05/25/36	87

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		WaMu Asset-Backed Certificates WaMu Trust,
499		Series 2007-HE2, Class 2A4, VAR, 0.796%, 04/25/37	213
589		Series 2007-HE4, Class 1A, VAR, 0.606%, 07/25/47	362

		Total Asset-Backed Securities (Cost $12,565)	11,644

Collateralized Mortgage Obligations — 2.2%
		Agency CMO — 0.0% (g)
262		Federal Home Loan Mortgage Corp. REMIC, Series 4057, Class SA, IF, IO, 5.623%, 04/15/39	34

		Non-Agency CMO — 2.2%
177		Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 2.933%, 09/25/35	154
		Banc of America Funding Trust,
45		Series 2006-D, Class 5A2, VAR, 3.785%, 05/20/36	40
272		Series 2014-R7, Class 1A1, VAR, 0.577%, 05/26/36 (e)	245
85		Series 2014-R7, Class 2A1, VAR, 0.567%, 09/26/36 (e)	80
—	(h)	Series 2015-R1, Class A1, VAR, 0.617%, 05/26/37 (e)	—	(h)
100		BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.577%, 05/26/37 (e)	98
216		Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.443%, 02/25/36	198
77		CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.786%, 05/25/37	59
		Citigroup Mortgage Loan Trust,
138		Series 2013-11, Class 1A4, VAR, 0.597%, 10/25/46 (e)	136
127		Series 2014-10, Class 1A1, VAR, 0.562%, 11/25/36 (e)	113
183		Series 2014-10, Class 3A1, VAR, 0.626%, 07/25/36 (e)	166
215		Series 2014-10, Class 4A1, VAR, 0.591%, 02/25/37 (e)	192
116		Series 2014-10, Class 5A1, VAR, 0.577%, 06/25/36 (e)	105
123		Series 2014-11, Class 4A1, VAR, 0.527%, 07/25/36 (e)	108
477		Series 2014-12, Class 1A4, VAR, 0.552%, 08/25/36 (e)	434
81		Series 2014-12, Class 2A4, VAR, 4.266%, 02/25/37 (e)	79
262		Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	251

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	CSMC,
127	Series 2011-12R, Class 3A1, VAR, 2.261%, 07/27/36 (e)	125
122	Series 2014-10R, Class 4A1, VAR, 0.592%, 12/27/36 (e)	116
85	Series 2014-11R, Class 8A1, VAR, 0.767%, 04/27/37 (e)	82
350	Series 2014-11R, Class 9A1, VAR, 0.567%, 10/27/36 (e)	331
300	Series 2015-3R, Class 5A1, VAR, 0.572%, 09/29/36 (e)	288
59	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.936%, 02/25/35	52
420	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.294%, 06/27/37 (e)	416
500	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, VAR, 4.436%, 08/25/24	459
	Federal National Mortgage Association Connecticut Avenue Securities,
160	Series 2015-C03, Class 1M2, VAR, 5.436%, 07/25/25	148
314	Series 2015-C04, Class 1M2, VAR, 6.136%, 04/25/28	298
83	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.597%, 04/26/37 (e)	78
63	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	57
	HarborView Mortgage Loan Trust,
70	Series 2004-9, Class 2A, VAR, 2.654%, 12/19/34	57
182	Series 2006-9, Class 2A1A, VAR, 0.640%, 11/19/36	132
26	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.586%, 12/25/36	25
	LSTAR Securities Investment Trust,
342	Series 2014-1, Class NOTE, VAR, 3.539%, 09/01/21 (e)	340
106	Series 2014-2, Class A, VAR, 2.439%, 12/01/21 (e)	105
469	Series 2015-1, Class A, VAR, 2.439%, 01/01/20 (e)	460
463	Series 2015-2, Class A, VAR, 2.426%, 01/01/20 (e)	455
271	Series 2015-3, Class A, VAR, 2.439%, 03/01/20 (e)	264

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
133	Series 2015-4, Class A1, VAR, 2.426%, 04/01/20 (e)	131
269	Series 2015-6, Class A, VAR, 2.439%, 05/01/20 (e)	264
91	Series 2015-7, Class A, VAR, 2.439%, 07/01/20 (e)	89
134	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.367%, 12/26/36 (e)	123
2	RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.606%, 12/25/46	2
51	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.557%, 09/26/36 (e)	48
	Residential Asset Securitization Trust,
152	Series 2006-A1, Class 1A6, VAR, 0.936%, 04/25/36	88
530	Series 2006-R1, Class A2, VAR, 0.836%, 01/25/46	252
72	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.886%, 09/25/35	54
120	Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 1.111%, 10/25/35	110

		7,907

	Total Collateralized Mortgage Obligations (Cost $8,097)	7,941

Commercial Mortgage-Backed Securities — 1.2%
	BAMLL Commercial Mortgage Securities Trust,
250	Series 2013-DSNY, Class F, VAR, 3.927%, 09/15/26 (e)	236
260	Series 2014-FL1, Class D, VAR, 2.400%, 12/15/31 (e)	234
420	Series 2014-FL1, Class E, VAR, 5.926%, 12/15/31 (e)	346
570	Series 2014-INLD, Class E, VAR, 3.766%, 12/15/29 (e)	534
140	Series 2015-ASHF, Class D, VAR, 3.427%, 01/15/28 (e)	137
150	Series 2015-ASHF, Class E, VAR, 4.427%, 01/15/28 (e)	145
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.927%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 4.927%, 11/15/31 (e)	184
210	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.777%, 07/15/27 (e)	195

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 4.077%, 08/15/31 (e)	158
110	Series 2014-FL5, Class KH2, VAR, 4.927%, 08/15/31 (e)	102
340	Series 2015-CR23, Class CMD, VAR, 3.685%, 05/10/48 (e)	298
	CSMC Trust,
560	Series 2015-DEAL, Class E, VAR, 4.431%, 04/15/29 (e)	517
240	Series 2015-SAND, Class E, VAR, 4.277%, 08/15/30 (e)	225
540	GSCCRE Commercial Mortgage Trust, Series 2015-HULA, Class E, VAR, 4.827%, 08/15/32 (e)	531
490	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 4.147%, 11/15/29 (e)	476

	Total Commercial Mortgage-Backed Securities (Cost $4,587)	4,418

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
128	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $140)	124

Corporate Bonds — 3.9%
	Consumer Discretionary — 0.7%
	Auto Components — 0.1%
15	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	15
	Dana Holding Corp.,
15	5.375%, 09/15/21	15
37	6.000%, 09/15/23	35
23	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	23
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
124	4.875%, 03/15/19	115
15	6.000%, 08/01/20	14

		217

	Diversified Consumer Services — 0.0% (g)
23	Sotheby’s, 5.250%, 10/01/22 (e)	20

	Hotels, Restaurants & Leisure — 0.1%
29	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	29
	MGM Resorts International,
30	6.000%, 03/15/23	31
76	7.625%, 01/15/17	79

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
15	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	15
8	Scientific Games International, Inc., 10.000%, 12/01/22	6

		160

	Household Durables — 0.0% (g)
16	Tempur Sealy International, Inc., 5.625%, 10/15/23 (e)	16

	Internet & Catalog Retail — 0.0% (g)
50	Acosta, Inc., 7.750%, 10/01/22 (e)	44

	Media — 0.5%
263	Cablevision Systems Corp., 7.750%, 04/15/18	270
	Cinemark USA, Inc.,
23	5.125%, 12/15/22	23
144	7.375%, 06/15/21	151
15	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	15
15	DISH DBS Corp., 4.250%, 04/01/18	15
227	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	238
8	iHeartCommunications, Inc., 9.000%, 12/15/19	6
	Neptune Finco Corp.,
200	10.125%, 01/15/23 (e)	215
400	10.875%, 10/15/25 (e)	432
16	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	16
15	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	16
60	Trader Corp., (Canada), 9.875%, 08/15/18 (e)	63
452	Univision Communications, Inc., 8.500%, 05/15/21 (e)	454

		1,914

	Specialty Retail — 0.0% (g)
15	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	15

	Total Consumer Discretionary	2,386

	Consumer Staples — 0.2%
	Food Products — 0.1%
174	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	177
15	Dean Foods Co., 6.500%, 03/15/23 (e)	16
15	Post Holdings, Inc., 6.000%, 12/15/22 (e)	16
254	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	215
15	TreeHouse Foods, Inc., 4.875%, 03/15/22	15
27	WhiteWave Foods Co. (The), 5.375%, 10/01/22	29

		468

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — 0.1%
15	Central Garden & Pet Co., 6.125%, 11/15/23	16
	HRG Group, Inc.,
12	7.750%, 01/15/22	11
232	7.875%, 07/15/19	242
15	Sun Products Corp. (The), 7.750%, 03/15/21 (e)	13

		282

	Personal Products — 0.0% (g)
107	Avon Products, Inc., 6.750%, 03/15/23	64

	Total Consumer Staples	814

	Energy — 0.9%
	Energy Equipment & Services — 0.0% (g)
182	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	155

	Oil, Gas & Consumable Fuels — 0.9%
23	Antero Resources Corp., 5.125%, 12/01/22	20
	Bonanza Creek Energy, Inc.,
174	5.750%, 02/01/23	43
332	6.750%, 04/15/21	99
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
255	7.875%, 04/15/22	25
162	8.625%, 10/15/20	17
	Carrizo Oil & Gas, Inc.,
60	6.250%, 04/15/23	43
104	7.500%, 09/15/20	80
	Chaparral Energy, Inc.,
187	7.625%, 11/15/22	13
70	8.250%, 09/01/21	5
189	9.875%, 10/01/20	16
240	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	205
	Endeavor Energy Resources LP/EER Finance, Inc.,
345	7.000%, 08/15/21 (e)	293
45	8.125%, 09/15/23 (e)	38
	EP Energy LLC/Everest Acquisition Finance, Inc.,
63	6.375%, 06/15/23	17
158	7.750%, 09/01/22	43
278	9.375%, 05/01/20	81
	Halcon Resources Corp.,
55	8.625%, 02/01/20 (e)	30
199	13.000%, 02/15/22 (e)	30

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Hilcorp Energy I LP/Hilcorp Finance Co.,
84	5.000%, 12/01/24 (e)	57
130	5.750%, 10/01/25 (e)	89
48	7.625%, 04/15/21 (e)	41
242	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	109
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	40
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	39
27	3.050%, 12/01/19	25
138	7.000%, 06/15/17	142
	Laredo Petroleum, Inc.,
28	5.625%, 01/15/22	18
28	6.250%, 03/15/23	17
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
156	6.625%, 12/01/21	16
197	8.000%, 12/01/20	21
60	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	48
86	Matador Resources Co., 6.875%, 04/15/23	75
	MEG Energy Corp., (Canada),
145	6.375%, 01/30/23 (e)	68
74	6.500%, 03/15/21 (e)	36
171	7.000%, 03/31/24 (e)	79
	Memorial Production Partners LP/Memorial Production Finance Corp.,
98	6.875%, 08/01/22	21
213	7.625%, 05/01/21	49
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	11
	Northern Oil and Gas, Inc.,
266	8.000%, 06/01/20	128
400	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	389
69	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	58
82	RSP Permian, Inc.,
	6.625%, 10/01/22 (e)	73
684	Samson Resources Co., 9.750%, 02/15/20 (d)	2
330	Sanchez Energy Corp., 6.125%, 01/15/23	117
328	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	314
62	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 03/15/24 (e)	53

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
15	Whiting Petroleum Corp., 5.000%, 03/15/19	7
60	Williams Cos., Inc. (The), 7.875%, 09/01/21	52
15	WPX Energy, Inc., 7.500%, 08/01/20	9

		3,301

	Total Energy	3,456

	Financials — 0.4%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17	75

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
96	2.750%, 01/30/17	96
150	3.250%, 09/29/17	149
77	3.250%, 11/05/18	76
130	4.750%, 09/10/18	133
40	5.500%, 02/15/17	41
253	6.250%, 12/01/17	263
150	8.000%, 11/01/31	165
	Springleaf Finance Corp.,
100	5.750%, 09/15/16	100
100	6.500%, 09/15/17	99

		1,122

	Diversified Financial Services — 0.1%
15	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	15
163	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	158

		173

	Real Estate Investment Trusts (REITs) — 0.0% (g)
20	Equinix, Inc., 5.375%, 01/01/22	21
	Iron Mountain, Inc.,
15	6.000%, 10/01/20 (e)	16
31	6.000%, 08/15/23	33
68	iStar, Inc., 3.875%, 07/01/16	67

		137

	Total Financials	1,507

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.0% (g)
23	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	23

	Health Care Providers & Services — 0.2%
	Acadia Healthcare Co., Inc.,
9	5.125%, 07/01/22	9
46	5.625%, 02/15/23	46

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
30	HCA, Inc., 5.250%, 04/15/25	31
39	HealthSouth Corp., 5.750%, 09/15/25 (e)	39
184	Molina Healthcare, Inc., 5.375%, 11/15/22 (e)	186
	Tenet Healthcare Corp.,
71	6.750%, 06/15/23	65
104	8.125%, 04/01/22	102
86	WellCare Health Plans, Inc., 5.750%, 11/15/20	88

		566

	Pharmaceuticals — 0.2%
290	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	252
	Valeant Pharmaceuticals International, Inc., (Canada),
150	6.125%, 04/15/25 (e)	126
23	6.750%, 08/15/18 (e)	22
299	7.500%, 07/15/21 (e)	282

		682

	Total Health Care	1,271

	Industrials — 0.4%
	Aerospace & Defense — 0.0% (g)
8	Bombardier, Inc., (Canada), 5.500%, 09/15/18 (e)	7
15	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	16
15	TransDigm, Inc., 6.000%, 07/15/22	15
134	Triumph Group, Inc., 4.875%, 04/01/21	107

		145

	Airlines — 0.0% (g)
141	Allegiant Travel Co., 5.500%, 07/15/19	141

	Building Products — 0.0% (g)
76	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	68

	Commercial Services & Supplies — 0.0% (g)
8	APX Group, Inc., 6.375%, 12/01/19	8
110	Mobile Mini, Inc., 7.875%, 12/01/20	112

		120

	Electrical Equipment — 0.0% (g)
186	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	145

	Industrial Conglomerates — 0.1%
178	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Professional Services — 0.1%
157	CEB, Inc., 5.625%, 06/15/23 (e)	159

	Road & Rail — 0.1%
	Hertz Corp. (The),
15	6.250%, 10/15/22	14
72	7.500%, 10/15/18	73
219	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	164

		251

	Trading Companies & Distributors — 0.1%
	HD Supply, Inc.,
15	5.250%, 12/15/21 (e)	16
121	11.500%, 07/15/20	133
30	International Lease Finance Corp., 5.875%, 08/15/22	32
15	United Rentals North America, Inc., 5.750%, 11/15/24	15
74	Univar USA, Inc., 6.750%, 07/15/23 (e)	64

		260

	Total Industrials	1,467

	Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
56	CommScope, Inc., 4.375%, 06/15/20 (e)	57

	Electronic Equipment, Instruments & Components —0.0% (g)
11	Belden, Inc., 5.500%, 09/01/22 (e)	11

	Internet Software & Services — 0.1%
171	Match Group, Inc., 6.750%, 12/15/22 (e)	173

	IT Services — 0.2%
	First Data Corp.,
183	5.000%, 01/15/24 (e)	186
93	5.375%, 08/15/23 (e)	97
138	5.750%, 01/15/24 (e)	139
38	6.750%, 11/01/20 (e)	40
77	7.000%, 12/01/23 (e)	77
15	WEX, Inc., 4.750%, 02/01/23 (e)	13

		552

	Semiconductors & Semiconductor Equipment — 0.0% (g)
86	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	91

	Software — 0.0% (g)
8	Infor U.S., Inc., 5.750%, 08/15/20 (e)	8

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Software — continued
169	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	159

		167

	Technology Hardware, Storage & Peripherals — 0.0% (g)
23	NCR Corp., 6.375%, 12/15/23	22

	Total Information Technology	1,073

	Materials — 0.1%
	Chemicals — 0.0% (g)
80	Chemours Co. (The), 6.625%, 05/15/23 (e)	58

	Containers & Packaging — 0.1%
15	Ball Corp., 5.250%, 07/01/25	15
89	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	89
99	Pactiv LLC, 8.375%, 04/15/27	85

		189

	Metals & Mining — 0.0% (g)
8	AK Steel Corp., 8.750%, 12/01/18	7
8	Alcoa, Inc., 5.125%, 10/01/24	7
8	ArcelorMittal, (Luxembourg), 10.850%, 06/01/19	9
8	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	6
8	FMG Resources August 2006 Pty Ltd., (Australia), 9.750%, 03/01/22 (e)	8
11	Novelis, Inc., (Canada), 8.750%, 12/15/20	10

		47

	Total Materials	294

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
15	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/23 (e)	15
15	CenturyLink, Inc., Series V, 5.625%, 04/01/20	15
	Frontier Communications Corp.,
42	8.250%, 04/15/17	44
100	11.000%, 09/15/25 (e)	100
233	GCI, Inc., 6.750%, 06/01/21	231
11	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	9
	Level 3 Financing, Inc.,
74	5.125%, 05/01/23	76
46	5.375%, 01/15/24 (e)	47
74	5.375%, 05/01/25	75
15	6.125%, 01/15/21	16

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
8	Windstream Services LLC, 7.500%, 06/01/22	6
89	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	95

		729

	Wireless Telecommunication Services — 0.2%
800	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	831
23	T-Mobile USA, Inc., 6.500%, 01/15/26	23

		854

	Total Telecommunication Services	1,583

	Utilities — 0.1%
	Gas Utilities — 0.1%
109	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	83
179	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	146

		229

	Independent Power & Renewable Electricity Producers — 0.0% (g)
143	Calpine Corp., 7.875%, 01/15/23 (e)	151
15	NRG Energy, Inc., 7.625%, 01/15/18	16

		167

	Total Utilities	396

	Total Corporate Bonds (Cost $17,664)	14,247

Daily Demand Notes — 2.2%
	Arizona — 0.1%
200	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.010%, 03/01/16	200

	Florida — 0.1%
500	Pinellas County Health Facilities Authority, Health System, Baycare Health, Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	500

	Indiana — 0.1%
400	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/01/16	400

	Kansas — 0.1%
465	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 03/01/16	465

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Louisiana — 0.6%
2,400	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 03/01/16	2,400

	Massachusetts — 0.2%
700	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.010%, 03/01/16	700

	Michigan — 0.2%
	Regents of the University of Michigan,
550	Series A, Rev., VRDO, 0.010%, 03/01/16	550
135	Series B, Rev., VRDO, 0.010%, 03/01/16	135
245	University of Michigan, Series D-1, Rev., VRDO, 0.010%, 03/01/16	245

	Total Michigan	930

	Mississippi — 0.3%
800	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 03/01/16	800
200	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project, Series E, Rev., VRDO, 0.010%, 03/01/16	200

	Total Mississippi	1,000

	New York — 0.4%
350	City of New York, Fiscal Year 2013, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.010%, 03/01/16	350
850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 03/01/16	850
175	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 03/01/16	175

	Total New York	1,375

	Washington — 0.1%
300	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.010%, 03/01/16	300

	Total Daily Demand Notes (Cost $8,270)	8,270

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Insurance-Linked Securities — 2.3%
	Catastrophe Bonds — 2.3%
250	Acorn Re Ltd., (Bermuda), VAR, 4.049%, 07/17/18 (e)	251
250	Alamo Re Ltd., (Bermuda), VAR, 4.921%, 06/07/19 (e)	254
250	Armor Re Ltd., (Bermuda), VAR, 4.401%, 12/15/16 (e)	248
250	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 7.171%, 04/07/17 (e)	254
250	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	250
EUR 500	Calypso Capital II Ltd., (Ireland), VAR, 4.100%, 01/08/18 (e)	558
250	East Lane Re VI Ltd., (Cayman Islands), VAR, 4.071%, 03/13/20 (e)	249
	Everglades Re Ltd., (Bermuda),
250	VAR, 7.771%, 04/28/17 (e)	254
800	VAR, 9.801%, 03/28/16 (e)	804
EUR 500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	549
500	Ibis Re II Ltd., (Cayman Islands), VAR, 4.321%, 06/28/16 (e)	501
	Kilimanjaro Re Ltd., (Bermuda),
250	VAR, 4.821%, 04/30/18 (e)	247
250	VAR, 5.071%, 04/30/18 (e)	248
250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.521%, 05/18/16 (e)	250
500	MetroCat Re Ltd., (Bermuda), VAR, 4.821%, 08/05/16 (e)	502
600	Nakama Re Ltd., (Bermuda), VAR, 3.071%, 09/29/16 (e)	596
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
250	VAR, 4.821%, 12/06/16 (e)	250
500	VAR, 8.321%, 06/06/16 (e)	504
250	Residential Reinsurance 2014 Ltd., (Cayman Islands), VAR, 3.821%, 06/06/18 (e)	249
	Sanders Re Ltd., (Bermuda),
500	VAR, 3.321%, 05/25/18 (e)	487
500	VAR, 3.821%, 05/05/17 (e)	496
250	VAR, 4.181%, 05/28/19 (e)	244
350	Tar Heel Re Ltd., (Bermuda), VAR, 8.821%, 05/09/16 (e)	354

	Total Insurance-Linked Securities (Cost $8,796)	8,599

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Monthly Demand Notes — 0.3%
	New York — 0.3%
1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D—2A, Rev., VAR, AGM, 0.764%, 04/01/16	1,000

	Total Monthly Demand Notes (Cost $1,000)	1,000

Municipal Bonds — 64.8% (t)
	Alabama — 0.3%
	Education — 0.0% (g)
75	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	78

	General Obligation — 0.1%
125	State of Alabama, Capital Improvement, Series D, GO, 4.000%, 06/01/16	126

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	757

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.500%, 12/15/17 (p)	70

	Total Alabama	1,031

	Alaska — 0.3%
	Education — 0.1%
335	University of Alaska, Series R, Rev., 3.000%, 10/01/16	340

	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	277
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.000%, 04/01/19	113

		390

	Housing — 0.1%
240	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	248

	Total Alaska	978

	Arizona — 0.5%
	General Obligation — 0.0% (g)
75	City of Scottsdale, GO, 4.000%, 07/01/17	78
40	City of Tempe, GO, 4.750%, 07/01/16	41

		119

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.2%
75	Arizona State Transportation Board Excise Tax, Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/17	80
50	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/17	54
25	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/17	26
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	406

		566

	Prerefunded — 0.1%
25	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/17 (p)	26
30	Arizona State Transportation Board, Highway, Rev., 5.000%, 07/01/16 (p)	30
140	Arizona State Transportation Board, University Projects, COP, AMBAC, 4.500%, 09/01/16 (p)	143
50	Maricopa County, Unified School District No. 69, Project of 2005, Series A, GO, AGM, 4.750%, 07/01/16 (p)	51

		250

	Transportation — 0.1%
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	532

	Utility — 0.1%
95	City of Mesa, Utility System, Rev., NATL-RE, 5.250%, 07/01/17	101
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	123

		224

	Total Arizona	1,691

	California — 2.8%
	Certificate of Participation/Lease — 0.1%
100	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/16	100
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	141

		241

	General Obligation — 0.9%
670	Campbell Union High School District, GO, 3.000%, 08/01/30	707

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.000%, 07/01/17	11
2,500	State of California, Series D, GO, VAR, 0.998%, 04/01/16	2,510

		3,228

	Hospital — 0.1%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	469

	Other Revenue — 1.1%
750	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/16	756
900	California Health Facilities Financing Authority, Catholic Healthcare West, Series G, Rev., VAR, AMBAC, 0.480%, 07/01/23	864
2,000	California State Infrastructure and Economy Development Bank, The J. Paul Getty Trust, Series B-1, Rev., VAR, 0.290%, 03/03/16	1,983
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17	105
20	Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 07/01/17	21
40	Los Angeles County, Metropolitan Transportation Authority, Union Station Gateway Project, Series A, Rev., NATL-RE, 5.000%, 10/01/17	43
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	251

		4,023

	Prerefunded — 0.4%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
405	Series F, Rev., 5.000%, 04/01/16 (p)	407
150	Series F-1, Rev., 5.250%, 04/01/19 (p)	170
50	California Standard Elementary School District, Election of 2006, Series A, GO, AMBAC, 5.000%, 11/01/16 (p)	52
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.000%, 09/15/17 (p)	27
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (p)	94
50	Los Angeles Unified School District, Election of 2002, Series B, GO, AMBAC, 5.000%, 07/01/17 (p)	53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
105	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 4.750%, 07/01/16 (p)	107
	University of California,
100	Series L, Rev., 5.000%, 05/15/16 (p)	102
210	Series Q, Rev., 5.000%, 05/15/17 (p)	224
200	Series Q, Rev., 5.250%, 05/15/17 (p)	213
50	University of California, Limited Project, Series D, Rev., NATL-RE, 5.000%, 05/15/16 (p)	51
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	106

		1,606

	Utility — 0.2%
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	21
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31 (w)	763
100	San Diego Public Facilities Financing Authority, Series B, Rev., 5.000%, 05/15/17	106

		890

	Total California	10,457

	Colorado — 0.4%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	339
50	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.000%, 11/01/16	52

		391

	Education — 0.0% (g)
25	Colorado State Board Governors University, Enterprise System, Series A, Rev., 4.000%, 03/01/17	26

	Hospital — 0.1%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	545

	Other Revenue — 0.0% (g)
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	132
30	State of Colorado, Sales & Use Tax, Rev., AGC, 4.000%, 12/01/16	31

		163

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — 0.0% (g)
60	City and County of Denver, Justice System Facilities, GO, 5.000%, 08/01/16 (p)	61
25	El Paso County School District, Series A, COP, NATL-RE, 5.000%, 12/15/16 (p)	26

		87

	Transportation — 0.1%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	258

	Water & Sewer — 0.1%
200	Denver County, Board of Water Commissioners, Master Resolution Water refunding, Series B, Rev., 5.000%, 12/15/16	207

	Total Colorado	1,677

	Connecticut — 0.9%
	Education — 0.5%
945	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 4.000%, 11/15/18	1,007
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	758

		1,765

	General Obligation — 0.0% (g)
60	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16 (p)	60
80	Town of Cheshire, GO, 4.000%, 08/01/19	89
25	Town of Newtown, Series B, GO, 4.000%, 07/01/16	25

		174

	Housing — 0.3%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
830	Series B, Subseries B-2, Rev., 4.000%, 11/15/32	884
190	Subseries A-1, Rev., 4.000%, 11/15/45 (w)	207

		1,091

	Prerefunded — 0.1%
50	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16 (p)	50
100	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 07/01/16 (p)	102

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
25	State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A, Rev., NATL-RE, 5.000%, 07/01/16 (p)	25

		177

	Total Connecticut	3,207

	Delaware — 0.3%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	106
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	110

		216

	Housing — 0.2%
845	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	917

	Total Delaware	1,133

	District of Columbia — 0.4%
	Other Revenue — 0.2%
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	181
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	241
	District of Columbia, Income Tax,
95	Series A, Rev., 5.000%, 12/01/16	98
200	Series A, Rev., 5.000%, 12/01/29	231

		751

	Prerefunded — 0.1%
30	District of Columbia, Medlantic/Helix Issue, Series C, Rev., AGM, 5.500%, 08/15/17 (p)	32
120	District of Columbia, Water & Sewer Authority, Public Utility, Sub Lien, Series A, Rev., AGM-CR, FGIC, FSA-CR, 5.000%, 10/01/17 (p)	128

		160

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	203
150	Series C, Rev., 5.000%, 10/01/19	172
50	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/17	53

		428

	Total District of Columbia	1,339

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Florida — 3.2%
	Certificate of Participation/Lease — 0.0% (g)
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	129

	Education — 0.1%
80	Florida State Board Education, Lottery, Series A, Rev., 5.000%, 07/01/17	85
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	137

		222

	General Obligation — 0.1%
50	Florida State Board Education, Publication Education Capital Outlay, Series B, GO, 5.000%, 06/01/16	51
100	Florida State Board of Education, Public Education Capital Outlay, Series C, GO, 5.000%, 06/01/17	106
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	166
50	State of Florida, Public Board of Education, Capital Outlay, Series B, GO, 4.000%, 06/01/16	50

		373

	Housing — 0.8%
60	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	63
	Florida Housing Finance Corp., Homeowner Mortgage,
325	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	331
865	Series C, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/35	923
305	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	324
280	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	294
1,000	Miami-Dade County Housing Finance Authority, Multifamily Housing, Golfside Villas Apartments Project, Rev., 0.550%, 05/01/16	1,000

		2,935

	Other Revenue — 1.0%
25	Citizens Property Insurance Corp., Personal & Commercial Lines Account, Series A-1, Rev., 3.000%, 06/01/16	25
50	City of Jacksonville, Capital Improvement, Rev., 4.000%, 10/01/16	51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
125	City of Tallahassee, Health Facilities, Tallahassee Memorial Healthcare, Inc., Project, Series A, Rev., 5.000%, 12/01/16	129
75	Florida Hurricane Catastrophe Fund, Finance Corporation, Series A, Rev., 3.750%, 07/01/16 (p)	76
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	304
500	Highlands County, Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	516
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	514
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	782
250	Miami-Dade County Special Obligation, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/16	251
85	Miami-Dade County, Transport System, Sales Surtax, Rev., XLCA, 5.000%, 07/01/16 (p)	86
100	Okaloosa County, Sales Tax, Rev., 3.000%, 10/01/16	102
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	501
265	Sumter County IDA, Central Florida Health Alliance Projects, Series A, Rev., 4.000%, 07/01/16	268

		3,605

	Prerefunded — 0.2%
145	City of Sarasota, GO, NATL-RE, 4.750%, 07/01/17 (p)	153
65	County of Lee, Rev., XLCA, 4.375%, 10/01/16 (p)	66
55	County of Orange, Series A, COP, NATL-RE, 4.600%, 08/01/16 (p)	56
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., NATL-RE, 5.000%, 07/01/16 (p)	103
105	Highlands County, Health Facilities Authority, Adventist Health System, Series G, Rev., NATL-RE, MBIA-IBC, 5.125%, 11/15/16 (p)	108
75	St Lucie Country School District, Sales Tax, Rev., BHAC-CR, MBIA-RE, FGIC, 5.000%, 10/01/16 (p)	77

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — continued
250	State of Florida, Public Board of Education, Capital Outlay, Series F, GO, 5.000%, 06/01/16 (p)	256

		819

	Utility — 0.7%
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	788
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.480%, 10/01/21	930
50	Manatee County, Public Utilities, Rev., 4.000%, 10/01/16	51
70	Orlando Utilities Commission, Utility System, Series C, Rev., 5.000%, 10/01/17	75
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	583
50	West Palm Beach, Florida Utility System, Series A, Rev., AGM, 5.000%, 10/01/16	51

		2,478

	Water & Sewer — 0.3%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	601
110	Miami-Dade County, Water & Sewer, Series C, Rev., 5.250%, 10/01/16	113
450	Tampa Water & Sewer, Rev., 5.000%, 10/01/16	463

		1,177

	Total Florida	11,738

	Georgia — 1.6%
	Education — 0.1%
65	Development Authority of Fulton, Student Recreation Center Project at Georgia State University, Rev., 5.000%, 10/01/16	67
430	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	441

		508

	General Obligation — 0.6%
75	City of Albany, Sales Tax, GO, 3.000%, 06/01/16	76
250	Dougherty County, School District, Sales Tax, GO, 4.000%, 12/01/16	257
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	150
50	Henry County School District, GO, 5.000%, 12/01/17	54
100	Paulding County School District, GO, 5.000%, 02/01/17	104

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
185	School District of the City of Gainesville, GO, 5.000%, 12/01/16	191
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	175
425	Series E, GO, 5.000%, 07/01/16	432
150	Series G, GO, 5.000%, 12/01/17	162
360	Series I, GO, 5.000%, 11/01/21	438
225	Walton County School District, GO, 4.000%, 08/01/17	236

		2,275

	Housing — 0.2%
	Georgia Housing & Finance Authority, Non Single Family,
375	Series B, Rev., 4.000%, 12/01/29	399
435	Subseries A-1, Rev., 4.000%, 06/01/44	465
40	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	43

		907

	Other Revenue — 0.2%
595	Fulton County Development Authority, Robert W. Woodruff Arts Center, Inc., Project, Series A, Rev., 3.500%, 03/15/36	593

	Prerefunded — 0.3%
635	Douglas County School District, GO, AGM, 5.000%, 04/01/17 (p)	666
50	Metropolitan Rapid Transit Authority, Sales Tax, Series B, Rev., AGM, 5.000%, 07/01/17 (p)	53
75	Paulding County Courthouse-Government Complex Project, GO, NATL-RE, 4.250%, 02/01/17 (p)	78
	State of Georgia,
50	Series E, GO, 5.000%, 08/01/17 (p)	53
100	Series G, GO, 5.000%, 12/01/17 (p)	108

		958

	Utility — 0.1%
400	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16	401

	Water & Sewer — 0.1%
200	Cherokee County Water & Sewerage Authority, Series 2006, Rev., AGM, 4.000%, 08/01/17	210
150	Macon Water Authority, Water & Sewer System, Series B, Rev., 4.000%, 10/01/17	158

		368

	Total Georgia	6,010

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, AMT, 5.000%, 08/01/17	397

	Prerefunded — 0.0% (g)
50	City & County of Honolulu, Wastewater System, Series A, Rev., NATL-RE, 5.000%, 07/01/16 (p)	51

	Total Hawaii	448

	Illinois — 2.4%
	General Obligation — 0.6%
235	City of Chicago, Series 2006A, GO, AGM, 4.750%, 01/01/30	235
195	Cook County, Forest Preserve District, GO, AMBAC, 5.250%, 11/15/16	202
135	Cook County, School District No. 109 Indian Springs, GO, 3.000%, 12/01/16	137
1,000	County of Cook, Series A, GO, 5.000%, 11/15/17	1,059
155	Cumberland & Jasper Counties, Community Unit School District No. 77, GO, AGM, 5.950%, 12/01/16	161
55	Kane Kendall Counties Community College District No. 516, Series A, GO, 4.000%, 12/15/16	57
50	Metropolitan Water Reclamation District of Greater Chicago, Series A, GO, 5.000%, 12/01/16	52
370	Village of Kenilworth, Series B, GO, 4.000%, 12/01/16	380

		2,283

	Housing — 0.6%
1,995	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., AMT, 4.000%, 02/01/35	2,106

	Other Revenue — 0.8%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	521
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	552
1,455	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,458
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	236

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	272

		3,039

	Prerefunded — 0.2%
150	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16 (p)	159
250	City of Chicago, Transport Authority, Rev., AMBAC, 5.000%, 12/01/16 (p)	259
50	Illinois Municipal Electric Agency, Power Supply System, Series A, Rev., BHAC-CR MBIA, NATL-RE-IBC, FGIC, 5.000%, 02/01/17 (p)	52
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.750%, 12/01/17 (p)	125

		595

	Transportation — 0.1%
100	Chicago Transit Authority, Federal Transit Administration, Rev., AMBAC, 4.250%, 06/01/16 (p)	101
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	363
55	Regional Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 06/01/16	56

		520

	Water & Sewer — 0.1%
50	City of Chicago, Second Lien, Wastewater Transmission, Series B, Rev., NATL-RE, 5.000%, 01/01/17	52
220	Lake County Water & Sewer System, Rev., NATL-RE, 4.500%, 12/01/16	226

		278

	Total Illinois	8,821

	Indiana — 2.6%
	Education — 0.1%
150	Concord Community Schools Building Corp., Series B, Rev., 4.400%, 07/15/16	152
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	103
25	Hamilton Southeastern Industrial Construction, School Building Corp., Rev., AGM, 5.000%, 01/15/17	26
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	112

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Education — continued
150	Zionsville Indiana Community Schools Building Corp., Series B, Rev., 3.000%, 07/15/17	155

		548

	General Obligation — 0.5%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, GO, VAR, 1.750%, 06/01/18	1,875

	Hospital — 0.1%
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	355

	Housing — 0.2%
235	Indiana Housing & Community Development Authority, Home First Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	249
285	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	303

		552

	Other Revenue — 1.7%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	261
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.850%, 10/01/19	2,492
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	569
70	Indiana Finance Authority, Community Foundation of Northwest, Rev., 3.000%, 03/01/17	72
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	867
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	252
1,685	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,713
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	116
50	Wayne County, Jail Holding Corp., First Mortgage, Rev., AGM, 4.125%, 01/15/17	52

		6,394

	Total Indiana	9,724

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Iowa — 0.4%
	General Obligation — 0.0% (g)
75	City of Bettendorf, Series B, GO, 3.000%, 06/01/17	77

	Housing — 0.4%
270	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	295
225	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	240
750	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 07/01/46 (w)	821

		1,356

	Other Revenue — 0.0% (g)
50	Iowa Finance Authority, Health Care Facilities, Genesis Health, Rev., 5.000%, 07/01/17	53

	Prerefunded — 0.0% (g)
25	Cedar Rapids Community School District, School Infrastructure Sales Services & Use Tax, Rev., 4.250%, 07/01/17 (p)	26

	Total Iowa	1,512

	Kansas — 0.6%
	Education — 0.0% (g)
75	Kansas State Development Finance Authority, Series C, Rev., 3.500%, 03/01/17	77

	General Obligation — 0.3%
935	Ford County, Unified School District No. 443, GO, 5.000%, 09/01/16	957
25	Kansas Unified School District No. 259 Sedgwick County, Series C, GO, 4.000%, 09/01/17	26

		983

	Housing — 0.1%
210	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	219

	Other Revenue — 0.1%
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	491

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — continued
25	Kansas State Development Finance Authority, Department of Commerce Impact Program, Rev., 4.000%, 06/01/17	26

		517

	Transportation — 0.1%
	Kansas State Department of Transportation, Highway,
225	Series A, Rev., 5.000%, 09/01/16	230
25	Series A, Rev., 5.000%, 09/01/17	27

		257

	Total Kansas	2,053

	Kentucky — 1.0%
	Education — 0.0% (g)
60	University of Kentucky, Series D, Rev., 5.250%, 10/01/16	62

	Housing — 0.1%
120	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	125

	Other Revenue — 0.2%
800	State of Kentucky, Property and Buildings Commission Project No. 99, Series A, Rev., 5.000%, 11/01/16	824

	Utility — 0.7%
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,583

	Total Kentucky	3,594

	Louisiana — 1.6%
	General Obligation — 0.1%
500	City of New Orleans, Sewerage Service, GO, 5.000%, 06/01/18	545

	Hospital — 0.5%
1,815	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries of Our Lady Health System Project, Series A, Rev., 4.000%, 07/01/39	1,874

	Other Revenue — 0.7%
50	Baton Rouge, Public Improvement Sales Tax, Series A-2, Rev., AGM, 4.000%, 08/01/16	51
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,014
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	117

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
300	State of Louisiana, Office Facilities Corp., Facilities Lien, Rev., 5.000%, 11/01/16	309
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,047

		2,538

	Transportation — 0.3%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	978

	Total Louisiana	5,935

	Maine — 1.1%
	Housing — 0.9%
	Maine State Housing Authority,
640	Series A, Rev., 4.000%, 11/15/45 (w)	699
1,865	Series A-1, Rev., AMT, 4.500%, 11/15/28	1,997
660	Series B, Rev., 4.000%, 11/15/43	706

		3,402

	Other Revenue — 0.2%
	Maine Health & Higher Educational Facilities Authority,
445	Rev., 4.000%, 07/01/44	455
50	Series A, Rev., AMBAC, 5.000%, 07/01/17	53
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	115

		623

	Prerefunded — 0.0% (g)
70	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 4.750%, 07/01/17 (p)	74

	Total Maine	4,099

	Maryland — 0.6%
	General Obligation — 0.2%
75	Frederick County, Public Facilities, Series B, GO, 4.000%, 08/01/16	76
	Harford County, Public Improvement,
500	GO, 5.000%, 12/01/16	518
150	GO, 5.000%, 03/15/17	157
50	State of Maryland, Local Facilities, Loan of 2009, Series C, GO, 5.000%, 11/01/16	52
100	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	107

		910

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 0.2%
530	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	560

	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.125%, 12/01/17 (p)	32

	Transportation — 0.2%
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	105
540	Rev., GRAN, 5.250%, 03/01/19	612
75	State of Maryland, Department of Transportation, Rev., 4.000%, 09/01/17	79

		796

	Total Maryland	2,298

	Massachusetts — 2.1%
	Education — 0.4%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., AMT, 4.750%, 07/01/19	815
500	Series J, Rev., AMT, 5.000%, 07/01/18	536

		1,351

	General Obligation — 0.1%
75	Commonwealth of Massachusetts, Series D, GO, AGM, 5.500%, 11/01/16	78
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	343
110	Series C, GO, NATL-RE-IBC, MBIA, 5.500%, 11/01/17	119
25	State of Massachusetts, Series C, GO, 5.000%, 05/01/16	25

		565

	Housing — 1.1%
	Massachusetts Housing Finance Agency, Single Family Housing,
855	Series 167, Rev., 4.000%, 12/01/43	911
1,825	Series 169, Rev., 4.000%, 12/01/44	1,984
940	Series 177, Rev., AMT, 4.000%, 06/01/39	1,013

		3,908

	Other Revenue — 0.0% (g)
100	Massachusetts States Water Pollution, Abatement Trust, Series A, Rev., 5.250%, 08/01/17	107

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.5%
25	City of New Bedford, Qualified Municipal Purpose Loan, GO, AGM, 4.000%, 02/15/17 (p)	26
510	Commonwealth of Massachusetts, Consolidate Loan of 2007, Series C, GO, AMBAC, 5.000%, 08/01/17 (p)	542
265	Commonwealth of Massachusetts, Consolidate Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	293
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	756
25	Massachusetts Health & Educational Facilities Authority, Williams College, Series K, Rev., 4.375%, 07/01/16 (p)	25
100	Massachusetts School Building Authority, Sales Tax, Series A, Rev., AMBAC, 4.750%, 08/15/17 (p)	106
25	Massachusetts State Development Finance Agency, Phillips Academy, Rev., 5.000%, 09/01/16 (p)	26
25	Massachusetts State Health & Educational Facilities Authority, Institute of Technology, Series A, Rev., 5.000%, 07/01/17 (p)	26

		1,800

	Transportation — 0.0% (g)
40	Massachusetts Bay Transportation Authority, Sales Tax, Series B, Rev., 4.000%, 07/01/16	40

	Total Massachusetts	7,771

	Michigan — 2.6%
	Education — 0.3%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/17	1,059
5	Regents of the University of Michigan, Rev., 5.000%, 04/01/46	6

		1,065

	General Obligation — 1.1%
525	Counties of Washtenaw & Wayne, School District, GO, AGM, Q-SBLF, 5.000%, 05/01/16	527
980	Grand Blanc Community Schools, GO, AGM, 3.000%, 05/01/17	1,005
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	613
650	GO, 5.000%, 05/01/19	729
930	GO, 5.000%, 05/01/20	1,072

		3,946

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 0.8%
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	442
340	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	366
2,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A, Rev., 4.000%, 06/01/46	2,184

		2,992

	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,063
50	Michigan Municipal Bond Authority, Rev., 5.500%, 10/01/16	51
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	226
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Rev., VAR, 4.000%, 06/01/16	303

		1,643

	Prerefunded — 0.0% (g)
60	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16 (p)	62

	Total Michigan	9,708

	Minnesota — 2.6%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	329

	General Obligation — 0.2%
205	Fisher Independent School District No. 600, Series A, GO, 2.000%, 02/01/17	207
75	Holdingford Minnesota Independent School District No. 738, Series A, GO, 5.000%, 02/01/17	78
110	Independent School District No. 192 Farmington, School Building Credit Enhancement Program, Series C, GO, 5.000%, 02/01/17	115
100	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/18	111
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	160

		671

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 1.8%
260	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	277
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
245	Series A, Rev., GNMA/COLL, 4.500%, 12/01/26	260
75	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	76
160	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	170
255	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program, Series E, Rev., GNMA/FNMA/FHLMC, 4.000%, 01/01/35	270
120	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	127
125	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/31	132
	Minnesota Housing Finance Agency, Residential Housing Finance,
530	Series A, Rev., 4.000%, 07/01/38	567
1,910	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/41	2,072
785	Series B, Rev., 4.000%, 01/01/38	842
1,325	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	1,429
370	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	386

		6,608

	Other Revenue — 0.5%
2,000	Minnesota Housing Finance Agency, Multifamily Housing, Minneapolis Preservation Portfolio Project, Rev., VAR, 0.550%, 08/01/16	2,000

	Total Minnesota	9,608

	Mississippi — 0.3%
	General Obligation — 0.1%
85	DeSoto County School District, GO, 4.000%, 05/01/17	88
50	Jackson Public School District, GO, NATL-RE, 5.000%, 04/01/17	52

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	184

		324

	Other Revenue — 0.2%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	611

	Prerefunded — 0.0% (g)
55	Mississippi Development Bank, Madison County, Highway Construction Project, Rev., NATL-RE, FGIC, MBIA, 5.000%, 07/01/16 (p)	56

	Total Mississippi	991

	Missouri — 1.5%
	Education — 0.3%
50	Missouri Health & Educational Facilities Authority, The Washington University, Series A, Rev., 5.500%, 06/15/16 (p)	51
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	366
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	752

		1,169

	Housing — 0.6%
65	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	69
1,000	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B-2, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/45	1,096
715	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	769
120	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	130

		2,064

	Other Revenue — 0.0% (g)
20	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/17	20

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/25	42

		62

	Prerefunded — 0.1%
100	City of Gladstone, Series A, COP, XLCA, 5.000%, 06/01/16 (p)	101
5	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/16 (p)	5
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.000%, 09/01/18 (p)	55
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	226
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/16 (p)	101

		488

	Transportation — 0.0% (g)
100	Missouri Highways & Transportation Commission, Second Lien, Rev., 4.250%, 05/01/17	105
25	Missouri State Highways & Transportation Commission, State Road Revenue Federal Reimbursement, Series A, Rev., 5.000%, 05/01/17	26

		131

	Water & Sewer — 0.5%
1,780	City of Kansas, Sanitary Sewer System Improvement, Series A, Rev., 3.000%, 01/01/34	1,740

	Total Missouri	5,654

	Montana — 0.3%
	Housing — 0.3%
610	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	647
310	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	326

	Total Montana	973

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Nebraska — 0.2%
	Utility — 0.2%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	816

	Nevada — 0.1%
	General Obligation — 0.1%
25	Clark County, GO, 5.000%, 06/01/17	26
100	Clark County School District, Series A, GO, 5.000%, 06/15/20	110
	Las Vegas Valley Water District,
50	Series B, GO, 4.000%, 03/01/17	52
100	Series D, GO, 5.000%, 06/01/16	101

		289

	Other Revenue — 0.0% (g)
30	County of Clark, Sales & Excise Tax, Series B, Rev., 3.000%, 07/01/17	31
50	State of Nevada, Unemployment Compensation, Rev., 5.000%, 12/01/16	52

		83

	Prerefunded — 0.0% (g)
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.000%, 12/01/17 (p)	27

	Total Nevada	399

	New Hampshire — 0.4%
	Housing — 0.1%
330	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	344
115	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	122

		466

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,028

	Total New Hampshire	1,494

	New Jersey — 3.3%
	Certificate of Participation/Lease — 0.0% (g)
150	County of Middlesex, Civic Square IV Redevelopment Associates, LLC, COP, 5.500%, 10/15/16	155

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	41

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education — 0.2%
35	New Jersey Economic Development Authority, School Facilities Construction, Series W, Rev., NATL-RE-IBC, 4.000%, 09/01/17 (p)	37
60	New Jersey Educational Facilities Authorities, Ramapo College, Series B, Rev., 4.000%, 07/01/17	62
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/17	531
50	New Jersey State Educational Facilities Authority, Princeton University, Series J, Rev., 5.000%, 07/01/16	51

		681

	General Obligation — 0.6%
50	City of Ocean, GO, 3.000%, 08/15/16	51
100	City of Paterson, General Improvement, GO, AGM, 5.000%, 06/15/16	101
25	County of Gloucester, GO, 3.000%, 03/01/17	26
75	County of Monmouth, Series A, GO, 4.000%, 12/01/16	77
65	County of Morris, GO, 4.000%, 02/01/17	67
50	Egg Harbor Township School District, GO, AGM, 4.000%, 09/15/16	51
410	Middletown Township Board Education, GO, 5.000%, 08/01/17	436
570	Teaneck Township, Education Board, GO, AGM, 4.250%, 07/15/21	578
	Township of Maplewood,
180	GO, 4.000%, 10/01/16	184
100	GO, AMBAC, 4.125%, 08/15/16	102
205	Township of Montville, GO, 4.000%, 08/15/20	232
100	Township of Wayne, GO, 4.000%, 09/01/17	105

		2,010

	Housing — 0.4%
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	1,000
450	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	461

		1,461

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	116

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — continued
50	New Jersey Environmental Infrastructure Trust, Series C, Rev., 5.000%, 09/01/17	53

		169

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.000%, 10/15/18 (p)	111
120	New Jersey Economic Development Authority, Rev., 5.000%, 12/15/17 (p)	129
140	New Jersey Economic Development Authority, School Construction, Series Y, Rev., 4.750%, 09/01/18 (p)	154
60	New Jersey Economic Development Authority, School Facilities Construction, Series S, Rev., 5.000%, 09/01/16 (p)	62
25	State of New Jersey, Qualified General Improvement, Series A, GO, AGM, 4.250%, 08/01/16 (p)	25

		481

	Transportation — 1.9%
355	New Jersey State Turnpike Authority, Series E, Rev., 3.375%, 01/01/31	362
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.000%, 09/15/18	1,623
1,885	New Jersey Transportation Fund Authority, Transportations System, Series C, Rev., AGM, 5.500%, 12/15/16	1,958
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	106
300	Series B-1, Rev., 3.500%, 12/15/16	306
2,595	Series B-2, Rev., XLCA, 5.000%, 12/15/16	2,683

		7,038

	Total New Jersey	11,995

	New Mexico — 0.4%
	General Obligation — 0.0% (g)
75	Albuquerque Municipal School District No. 12, Series B, GO, 5.000%, 08/01/16	77

	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
480	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.250%, 03/01/43	515
105	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	111

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
50	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	51

		677

	Other Revenue — 0.1%
25	City of Albuquerque, Series A, Rev., 5.000%, 07/01/17	27
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	115
250	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/16	259

		401

	Special Tax — 0.1%
100	New Mexico State, Severance Tax, Series A, Rev., 5.000%, 07/01/17	106
135	State of New Mexico, Series A, Rev., 5.000%, 07/01/16	137

		243

	Transportation — 0.0% (g)
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	115

	Total New Mexico	1,513

	New York — 6.0%
	Education — 0.1%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	316
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	161

		477

	General Obligation — 2.7%
75	County of Nassau, General Improvement, Series A, GO, 5.000%, 04/01/16	75
1,170	County of Orange, Various Purpose, GO, AGM, 2.000%, 08/15/16	1,179
800	Hilton Central School District, GO, 4.000%, 06/15/16	809
135	Lindenhurst Union Free School District, GO, 4.000%, 07/15/16	137

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
	New York City,
155	Series B, GO, 5.000%, 08/01/16	158
100	Series E-1, GO, 5.250%, 10/15/17	108
1,000	New York City, Series J-7, GO, VAR, 0.480%, 03/03/16	1,000
1,800	Owego Apalachin Central School District, GO, RAN, 1.500%, 10/28/16	1,811
2,500	Port Jefferson Union Free School District, Suffolk County, GO, 1.500%, 06/27/16	2,510
2,000	Town of Grand Island, GO, BAN, 1.500%, 10/13/16	2,013
100	Town of Oyster Bay, Public Improvement, Series A, GO, 4.000%, 03/15/16	100
95	Valhalla Union Free School District, GO, 2.000%, 10/15/17	97

		9,997

	Housing — 1.2%
1,815	New York Mortgage Agency, Homeowner Mortgage, Series 186, Rev., AMT, 1.700%, 10/01/18	1,842
	State of New York, Mortgage Agency, Homeowner Mortgage,
1,765	Series 191, Rev., AMT, 3.500%, 10/01/34	1,856
625	Series 195, Rev., 4.000%, 10/01/46 (w)	686

		4,384

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,013
80	New York State Urban Development Corp., Personal Income Tax, Series C, Rev., 4.000%, 12/15/16	82

		1,095

	Other Revenue — 1.1%
875	Metropolitan Transportation Authority, Series B-1, Rev., VAR, AGM, 0.872%, 03/03/16	850
3,000	New York City Industrial Development Agency, American Airlines, Inc., John F. Kennedy International Airport Project, Series B, Rev., VAR, 2.000%, 08/01/16	3,007
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	202

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	43

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, FGIC, NATL-RE, 5.000%, 01/15/18	104

		4,163

	Prerefunded — 0.3%
25	City of Schenectady, Industrial Development Agency, Union College Project, Rev., 5.000%, 07/01/16 (p)	25
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	770
50	New York State Dormitory Authority, Financing Program, Series A, Rev., NATL-RE, 4.500%, 10/01/16 (p)	51
40	New York State Dormitory Authority, Personal Income Tax, Series D, Rev., 5.000%, 09/15/16 (p)	41
25	New York State Dormitory Authority, Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16 (p)	26
55	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series A, Rev., 5.000%, 04/01/17 (p)	58
	Triborough Bridge & Tunnel Authority,
20	Series A, Rev., 5.000%, 11/15/16 (p)	21
105	Series A, Rev., 5.000%, 05/15/18 (p)	115

		1,107

	Special Tax — 0.1%
	New York State Dormitory Authority, Personal Income Tax,
100	Series A, Rev., 4.000%, 02/15/19	109
170	Series D, Rev., 5.000%, 06/15/17	180
50	New York State Dormitory Authority, Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16	52
50	New York State Urban Development Corp., Economic Development and Housing, Series A-1, Rev., 5.000%, 12/15/16	52

		393

	Transportation — 0.1%
205	New York State Thruway Authority, Series I, Rev., 5.000%, 01/01/17	213
50	Triborough Bridge & Tunnel Authority, Series B, Rev., 4.000%, 11/15/16	51

		264

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Water & Sewer — 0.1%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	255

	Total New York	22,135

	North Carolina — 0.5%
	Certificate of Participation/Lease — 0.1%
250	North Carolina Infrastructure Financial Corp., Capital Improvement, Series A, COP, AGM, 5.000%, 05/01/16	252

	Education — 0.0% (g)
25	University of North Carolina, Greensboro, Rev., 3.000%, 04/01/17	26

	General Obligation — 0.1%
50	County of Wake, Public Improvement, Series A, GO, 5.000%, 04/01/17	52
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	196
200	New Hanover County, GO, 5.000%, 12/01/20	238

		486

	Housing — 0.2%
	North Carolina Housing Finance Agency, Home Ownership,
335	Series 1, Rev., 4.500%, 07/01/28	352
185	Series 2, Rev., 4.250%, 01/01/28	191

		543

	Prerefunded — 0.1%
250	City of Mooresville, COP, 5.000%, 09/01/17 (p)	266
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.500%, 01/01/18 (p)	111

		377

	Utility — 0.0% (g)
165	North Carolina Eastern Municipal Power Agency No. 1, Catawab Electric, Series A, Rev., 5.250%, 01/01/17	172

	Total North Carolina	1,856

	North Dakota — 1.2%
	Housing — 1.2%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
545	Series A, Rev., 3.750%, 07/01/42	575
640	Series A, Rev., 4.000%, 07/01/34	690
370	Series B, Rev., 4.500%, 01/01/28	394
125	Series B, Rev., 5.000%, 07/01/28	133

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
2,000	Series D, Rev., 4.000%, 07/01/46	2,197
280	Series D, Rev., 4.250%, 07/01/28	302

	Total North Dakota	4,291

	Ohio — 1.8%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	219

	General Obligation — 0.3%
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.000%, 12/01/17	58
50	Logan Hocking Local School District, GO, 2.000%, 12/01/16 (w)	51
50	State of Ohio, Common Schools, Series C, GO, 4.000%, 09/15/16	51
	State of Ohio, Higher Education,
110	Series B, GO, 5.000%, 08/01/23	136
715	Series C, GO, 5.000%, 08/01/17	761

		1,057

	Hospital — 0.1%
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	204

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
125	Series 1, Rev., GNMA/FNMA/FHLMC, 4.800%, 11/01/28	132
120	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	127
465	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	495
285	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	302

		1,056

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	119

	Other Revenue — 0.6%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.000%, 12/01/20	1,178

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — continued
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	1,031
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Rev., 5.000%, 01/01/17	26

		2,235

	Prerefunded — 0.4%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	202
75	City of Cincinnati, School District, School Improvement Project, COP, AGM, 5.000%, 12/15/16 (p)	78
160	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/17 (p)	166
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
115	Series C, Rev., 3.000%, 11/15/16 (p)	117
120	Series C, Rev., 3.000%, 05/15/17 (p)	124
175	Series C, Rev., 3.000%, 11/15/17 (p)	182
340	Series C, Rev., 3.000%, 11/15/18 (p)	360
370	State of Ohio, Series A, GO, 5.000%, 06/15/16 (p)	375
25	Uhrichsville Recreational Facilities Construction, GO, AGC, 4.750%, 06/01/17 (p)	26

		1,630

	Transportation — 0.0% (g)
70	State of Ohio, Major New State Infrastructure Project, Series 1, Rev., 4.000%, 12/15/16	72

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	16

	Water & Sewer — 0.0% (g)
50	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/16	52

	Total Ohio	6,660

	Oklahoma — 0.5%
	Education — 0.2%
850	Tulsa County Industrial Authority Educationall Facilities Lease, Broken Arrow Public Schools Project, Rev., 4.000%, 09/01/16	865

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	45

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
130	Series A, Rev., GNMA/COLL, 4.750%, 03/01/28	141
145	Series B, Rev., GNMA/COLL, 4.500%, 09/01/27	154

		295

	Transportation — 0.2%
	Tulsa Airports Improvement Trust,
250	Series A, Rev., AMT, 3.000%, 06/01/16	252
400	Series B, Rev., AMT, 3.000%, 06/01/16	402

		654

	Total Oklahoma	1,814

	Oregon — 2.0%
	General Obligation — 0.9%
3,000	Clackamas County, School District No. 12, Series A, GO, AGM, 5.000%, 06/15/17	3,177
70	State of Oregon, Alternate Energy Project, Series A, GO, 4.000%, 04/01/17	73

		3,250

	Housing — 0.3%
820	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	874
190	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., AMT, GNMA/FNMA/FHLMC FHA INS, 1.650%, 01/01/17	191

		1,065

	Other Revenue — 0.2%
50	Oregon Health Facilities Authority, Series A, Rev., 4.000%, 03/15/17	52
	Oregon State Department Administrative Services, Lottery,
30	Series A, Rev., 3.500%, 04/01/17	31
75	Series A, Rev., AGM, 4.000%, 04/01/17	78
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/18	409

		570

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — 0.3%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/19 (p)	111
1,000	Series A, Rev., AGM, 5.000%, 04/01/17 (p)	1,049

		1,160

	Transportation — 0.3%
60	Oregon Department of Transportation, Highway User Tax, Series A, Rev., 4.125%, 11/15/16	62
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,158

		1,220

	Water & Sewer — 0.0% (g)
45	City of Portland, Sewer System, Series A, Rev., 5.000%, 10/01/17	48

	Total Oregon	7,313

	Pennsylvania — 2.2%
	Education — 0.4%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	302
350	Pennsylvania Higher Educational Facilities Authority, State System of Higher Education, Series AP, Rev., 2.000%, 06/15/16	352
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	405
400	Series A, Rev., 5.000%, 07/15/17	423

		1,482

	General Obligation — 0.4%
	Commonwealth of Pennsylvania,
100	Series 2004, GO, AGM, 5.375%, 07/01/20	118
190	Series 2004, GO, NATL-RE, 5.375%, 07/01/16	193
25	Series A, GO, 5.000%, 08/01/16	26
125	Council Rock School District, Bucks County, Series B, GO, 3.000%, 11/15/17	130
25	County of Allegheny, Series C-68, GO, 5.000%, 11/01/16	26
1,000	Downingtown Area School District, Chester County, GO, VAR, 0.380%, 03/03/16	1,000
50	Hanover Area School District, Luzerne County, Series A, GO, AGM, 3.800%, 02/01/17	51
25	State of Pennsylvania, Series 2004, GO, AGM-CR, 5.375%, 07/01/17	27

		1,571

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 1.2%
2,040	Pennsylvania Housing Finance Agency, Single Family, Series 116A, Rev., AMT, 3.500%, 10/01/35	2,103
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
160	Series 112, Rev., 5.000%, 04/01/28	171
1,500	Series 118-A, Rev., AMT, 3.500%, 04/01/40	1,592
425	Series 96-B, Rev., 3.950%, 10/01/16	433

		4,299

	Prerefunded — 0.1%
100	Central Delaware Authority, Sewer, Rev., AGM, 4.875%, 05/15/16 (p)	101
50	Delaware River Joint Toll Bridge Commission, Series A, Rev., NATL-RE, 4.500%, 07/01/17 (p)	53
25	Philadelphia Authority for Industrial Development, Cultural & Commercial Corridors Program, Series A, Rev., NATL-RE, 5.000%, 12/01/16 (p)	26
25	Reading Area Water Authority, Rev., AGM, 5.000%, 06/01/17 (p)	26

		206

	Utility — 0.1%
285	Philadelphia Gas Works, Series 13, Rev., 3.000%, 08/01/16	288

	Total Pennsylvania	7,846

	Puerto Rico — 0.0% (g)
	Prerefunded — 0.0% (g)
140	Puerto Rico Commonwealth Highway & Transportation Authority, Series Y, Rev., NATL-RE-IBC, 5.500%, 07/01/16 (p)	142

	South Carolina — 1.4%
	General Obligation — 0.0% (g)
25	Lexington County School District No. 1, Series C, GO, SCSDE, 5.000%, 02/01/17	26

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,016

	Other Revenue — 0.1%
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	248

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — 0.0% (g)
50	Town of Fort Mill, School Facilities Corp., Installment Purchase, Rev., 5.250%, 12/01/16 (p)	52

	Transportation — 0.3%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.000%, 07/01/40	1,112

	Utility — 0.3%
175	South Carolina State Public Service Authority, Series C, Rev., 5.000%, 12/01/17	188
1,000	State of South Carolina, Public Service Authority, Series C, Rev., 5.000%, 12/01/16	1,035

		1,223

	Water & Sewer — 0.1%
250	City of Charleston, Waterworks & Sewer system, Rev., 5.000%, 01/01/17	260
50	City of Greenville, Waterworks, Rev., 5.000%, 02/01/17	52

		312

	Total South Carolina	4,989

	South Dakota — 1.0%
	Housing — 0.9%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
720	Series D, Rev., AMT, 4.000%, 11/01/29	756
1,080	Series F, Rev., 4.000%, 11/01/44	1,146
	South Dakota Housing Development Authority, Homeownership Mortgage,
140	Series A, Rev., AMT, 4.500%, 05/01/31	149
750	Series D, Rev., 4.000%, 11/01/45	826
375	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	403

		3,280

	Other Revenue — 0.1%
430	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	432

	Total South Dakota	3,712

	Tennessee — 1.8%
	General Obligation — 0.0% (g)
50	Montgomery County School & Public Improvement, GO, 3.000%, 04/01/17	51

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	47

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.9%
1,000	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.000%, 01/01/46	1,096
	Tennessee Housing Development Agency, Homeownership Program,
200	Series 1A, Rev., AMT, 4.500%, 01/01/38	213
20	Series 1C, Rev., AMT, 3.750%, 01/01/25	20
220	Series A, Rev., AMT, 4.500%, 07/01/31	236
	Tennessee Housing Development Agency, Housing Finance Program,
120	Series A, Rev., 4.500%, 01/01/28	127
230	Series B, Rev., 4.500%, 01/01/28	248
1,180	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,257

		3,197

	Other Revenue — 0.8%
3,000	Lewisburg Industrial Development Board, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VRDO, 0.600%, 05/02/16	3,000

	Prerefunded — 0.0% (g)
40	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., 4.000%, 05/01/16 (p)	40

	Special Tax — 0.0% (g)
50	State of Tennessee, Series B, Rev., 5.000%, 11/01/16	52

	Utility — 0.1%
230	City of Clarksville, Natural Gas Acquisition Corp., Rev., 5.000%, 12/15/16	238

	Total Tennessee	6,578

	Texas — 5.8%
	Education — 0.3%
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,001
	University of Texas, Financing System,
100	Series A, Rev., 4.000%, 08/15/17	105
60	Series A, Rev., 5.000%, 08/15/16	61

		1,167

	General Obligation — 2.4%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	117
150	City of El Paso, GO, 5.000%, 08/15/18	166

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties,
415	GO, 5.000%, 03/01/20	481
150	GO, 3.000%, 03/01/17	154
50	City of Grand Prairie, Series EE, GO, XLCA, 4.000%, 02/15/17	52
25	City of Houston, Community College System, GO, 5.000%, 02/15/17	26
85	City of Mesquite, Independent School District, GO, PSF-GTD, 4.250%, 08/15/16	87
750	County of Brazoria, Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 3.000%, 08/14/17	774
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	303
815	GO, PSF-GTD, Zero Coupon, 08/15/19	788
135	GO, PSF-GTD, Zero Coupon, 08/15/20	128
460	Crandall Independent School District, Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	459
85	Dallas County Hospital District Ltd., Series A, GO, 3.000%, 08/15/16	86
100	Eagle Mountain & Saginaw Independent School District, Series B, GO, PSF-GTD, 4.000%, 08/15/17	105
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	214
	Harris County Permanent Improvement,
375	Series A, GO, 5.000%, 10/01/18	416
25	Series B, GO, 4.000%, 10/01/16	25
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	250
3,555	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 2.125%, 08/01/20	3,571
170	State of Texas, GO, 5.000%, 04/01/16	171
35	Tarrant Country, Limited Tax, GO, 5.000%, 07/15/16	36
	Texas Public Finance Authority,
60	GO, 5.000%, 10/01/16	62
50	Series A, GO, 5.000%, 10/01/16	51
175	Series A, GO, 5.000%, 10/01/19	201

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
50	Wildorado Independent School District, School Building, GO, PSF-GTD, 3.000%, 02/15/17	51

		8,944

	Hospital — 0.1%
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	400

	Housing — 0.7%
2,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Ash Lane Apartments, Rev., 0.600%, 10/01/16	2,000
555	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.250%, 01/01/34	600

		2,600

	Other Revenue — 1.6%
950	City of Houston, Airport System Revenue, Series P-1, Rev., VAR, AGM, 0.860%, 03/03/16	874
3,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Rev., VRDO, 0.650%, 05/02/16	3,000
50	Sugar Land 4B Corp., Sales Tax, Rev., AGM, 4.000%, 02/15/17	52
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	2,063

		5,989

	Prerefunded — 0.3%
25	Canton Texas Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/17 (p)	26
200	City of Dallas, Improvement, Series 2007, GO, 5.000%, 02/15/17 (p)	209
50	City of Laredo, GO, NATL-RE, 5.250%, 02/15/17 (p)	52
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	196
50	Fort Bend County, Municipal Utility District No. 151, Series A, GO, AGC, 5.300%, 09/01/16 (p)	51
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/19 (p)	192
55	North Texas Municipal Water District, Water System, Rev., NATL-RE, 5.000%, 09/01/16 (p)	56
15	State of Texas, GO, 5.000%, 04/01/16 (p)	15

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — continued
25	Texas Transportation Commission, Highway Fund, Rev., 5.000%, 04/01/17 (p)	26
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/18 (p)	109
75	Waco Health Facilities Development Corp., Hillcrest Health System Project, Series A, Rev., NATL-RE, FHA, 4.500%, 08/01/16 (p)	76
50	Willis Independent School District, GO, PSF-GTD, 4.100%, 02/15/17 (p)	52

		1,060

	Special Tax — 0.1%
295	City of Irving, Hotel Occupancy Tax, Series B, Rev., 2.000%, 08/15/17	297

	Transportation — 0.1%
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	53
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	154
105	Texas Transportation Commission, Highway, First Tier, Series A, Rev., 4.750%, 04/01/17	110

		317

	Utility — 0.2%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	169
	Lower Colorado River Authority Transmission Contract, LCRA Transmission Corp., Project,
265	Series A, Rev., 5.000%, 05/15/17	268
25	Series A, Rev., 5.000%, 05/15/17	26
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16	275

		738

	Water & Sewer — 0.0% (g)
85	City of Dallas, Waterworks and Sewer System, Rev., 4.000%, 10/01/16	87

	Total Texas	21,599

	Utah — 0.1%
	General Obligation — 0.1%
50	Central Utah Water Conservancy District, Series C, GO, 2.500%, 04/01/17	51
20	Davis County, School District, School Building Guaranty Program, GO, 4.000%, 06/01/16	20
145	State of Utah, Series A, GO, 5.000%, 07/01/20	171

		242

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	49

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
75	Salt Lake City, Sales Tax, Series A, Rev., 5.000%, 10/01/16	77

	Prerefunded — 0.0% (g)
25	Weber Basin, Utah Water Conservancy District, Series A, Rev., AMBAC, 5.250%, 10/01/17 (p)	27

	Utility — 0.0% (g)
55	Spanish Fork City, Water Revenue, Rev., AGM, 2.000%, 06/01/16	55

	Total Utah	401

	Vermont — 1.3%
	Housing — 1.1%
	Vermont Housing Finance Agency, Multiple Purpose,
450	Series A, Rev., AMT, 4.000%, 11/01/46	483
1,825	Series B, Rev., 4.000%, 11/01/44	1,970
1,585	Series B, Rev., AMT, 4.125%, 11/01/42	1,652

		4,105

	Other Revenue — 0.2%
275	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	296
462	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 2.119%, 04/01/16	462

		758

	Total Vermont	4,863

	Virginia — 1.1%
	Education — 0.4%
1,215	Virginia Public School Authority, School Financing, Series C, Rev., 5.000%, 08/01/17	1,293
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16	102

		1,395

	General Obligation — 0.3%
50	City of Richmond, Public Improvement, Series C, GO, 5.000%, 07/15/16	51
900	Fairfax County, Public Improvement, Series A, GO, 4.000%, 10/01/28	1,045

		1,096

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	605

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — 0.2%
	Virginia Public Building Authority, Public Facilities,
115	Rev., 5.000%, 08/01/17	123
50	Series A, Rev., 5.000%, 08/01/17	53
50	Series D, Rev., 5.000%, 08/01/17	53
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	181
175	Series B, Rev., 5.000%, 11/01/26	210

		620

	Prerefunded — 0.1%
400	Loudoun County, Public Improvement, Series B, GO, 5.000%, 12/01/16 (p)	414

	Total Virginia	4,130

	Washington — 1.8%
	General Obligation — 0.1%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.000%, 12/01/17	81
50	City of Seattle, Limited Tax, Improvement & Refunding, Series B, GO, 5.000%, 08/01/16	51
50	City of Tacoma, Limited Tax, GO, 4.000%, 12/01/16	51
80	Island County, School District No. 201 Oak Harbor, GO, AGM, 5.000%, 12/01/16	83
50	State of Washington, Series C, GO, NATL-RE-IBC, FGIC, 5.500%, 07/01/16	51
25	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	25
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	116

		458

	Housing — 0.9%
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	364
715	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.250%, 10/01/32	773
2,150	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	2,259

		3,396

	Other Revenue — 0.2%
740	Public Utility District No. 1 of Snohomish County, Series A, Rev., 5.000%, 12/01/16	766

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — continued
50	State of Washington, Health Care Facilities Authority, Providence Health & Services, Series A, Rev., 5.000%, 10/01/16	51

		817

	Prerefunded — 0.2%
50	City of Tacoma, Sewer, Rev., NATL-RE, 5.000%, 12/01/16 (p)	52
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	110
100	Energy Northwest Electric Project, Series A, Rev., 5.000%, 07/01/16 (p)	102
230	Pierce & Lewis County, School District No. 404 Eatonville, GO, NATL-RE, 5.250%, 12/01/16 (p)	238
85	Public Utility District No. 2 of Snohomish County, GO, NATL-RE, 5.000%, 12/01/16 (p)	88
50	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, AGM, 5.000%, 07/01/16 (p)	51

		641

	Transportation — 0.1%
	Port of Seattle,
100	Series A, Rev., 5.000%, 08/01/16	102
70	Series A, Rev., AMBAC, 5.000%, 10/01/16	72
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR MBIA, 5.500%, 12/01/19	127

		301

	Utility — 0.2%
350	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26	411
50	City of Tacoma, Solid Waste, Rev., 5.000%, 12/01/17	54
50	Public Utility District No. 1 of Benton County, Electric, Rev., 4.000%, 11/01/16	51

		516

	Water & Sewer — 0.1%
300	Pierce County Sewer, Rev., 4.000%, 08/01/16	305
50	Spokane County, Wastewater System, Series A, Rev., 4.000%, 12/01/16	51

		356

	Total Washington	6,485

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	West Virginia — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Rev., VAR, 2.250%, 09/01/16	1,005

	Wisconsin — 0.3%
	General Obligation — 0.1%
95	County of Milwaukee, Corporate Purpose, Series A, GO, 2.000%, 10/01/17	97
	State of Wisconsin,
50	Series 2, GO, 4.000%, 11/01/16	51
100	Series A, GO, 5.000%, 05/01/17	106

		254

	Hospital — 0.0% (g)
100	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 3.000%, 07/01/16	101

	Other Revenue — 0.2%
	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc.,
400	Rev., 4.000%, 05/01/16	402
350	Rev., 4.000%, 05/01/17	361

		763

	Total Wisconsin	1,118

	Wyoming — 0.8%
	Housing — 0.6%
	Wyoming Community Development Authority Housing,
215	Series 1, Rev., AMT, 4.000%, 06/01/32	216
1,945	Series 6, Rev., 4.000%, 06/01/45	2,117

		2,333

	Other Revenue — 0.2%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	664

	Total Wyoming	2,997

	Total Municipal Bonds (Cost $235,499)	238,601

Weekly Demand Notes — 12.0%
	California — 1.3%
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.110%, 03/03/16	1,001

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	51

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	California — continued
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VAR, 0.960%, 03/03/16	1,002
2,650	Series M, Rev., VRDO, 0.010%, 03/03/16	2,650

	Total California	4,653

	Delaware — 0.0% (g)
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.260%, 03/03/16	150

	Florida — 0.5%
1,800	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 0.980%, 03/03/16	1,800

	Georgia — 0.9%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.020%, 03/03/16	295
2,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.290%, 03/03/16	1,997
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.010%, 03/03/16	700

	Total Georgia	2,992

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.010%, 03/03/16	850

	Indiana — 0.8%
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, 0.760%, 03/03/16	2,911

	Maryland — 0.6%
2,265	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/03/16	2,265

	Massachusetts — 0.7%
2,500	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.010%, 03/03/16	2,500

	Missouri — 1.0%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 03/03/16	2,600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Missouri — continued
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.030%, 03/03/16	1,200

	Total Missouri	3,800

	New Mexico — 1.0%
3,815	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.010%, 03/03/16	3,815

	New York — 0.2%
770	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank, N.A., 0.020%, 03/03/16	770

	North Carolina — 0.6%
595	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 03/03/16	595
255	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.020%, 03/03/16	255
500	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.010%, 03/03/16	500
400	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 03/03/16	400
300	North Carolina Medical Commission Health Care Facilities, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 03/03/16	300

	Total North Carolina	2,050

	Ohio — 0.6%
1,500	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 03/03/16	1,500
800	Ohio State University, Series B, GO, VRDO, 0.010%, 03/03/16	800

	Total Ohio	2,300

	Pennsylvania — 0.5%
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., VAR, 0.460%, 03/03/16	1,992

	Rhode Island — 0.2%
800	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.010%, 03/03/16	800

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	South Carolina — 0.3%
950	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.050%, 03/03/16	950

	Tennessee — 1.0%
3,550	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.020%, 03/03/16	3,550

	Texas — 1.0%
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.690%, 03/03/16	2,000
1,060	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 03/03/16	1,060
485	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.010%, 03/03/16	485

	Total Texas	3,545

	Virginia — 0.6%
2,250	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.010%, 03/03/16 (e)	2,250

	Total Weekly Demand Notes (Cost $44,025)	43,943

SHARES
Investment Companies — 0.5%
	Fixed Income — 0.5%
55	BlackRock Corporate Yield Fund, Inc.	536
77	BlackRock Debt Strategies Fund, Inc.	255
19	Blackstone/GSO Strategic Credit Fund	237
12	Eaton Vance Floating-Rate Income Trust	150
14	Eaton Vance Senior Income Trust	74
15	Invesco Dynamic Credit Opportunities Fund	147
18	Nuveen Credit Strategies Income Fund	130
9	Nuveen Floating Rate Income Opportunity Fund	76
14	Prudential Global Short Duration High Yield Fund, Inc.	194

	Total Investment Companies (Cost $1,903)	1,799

Loan Assignments — 0.4%
	Consumer Staples — 0.1%
	Household Products — 0.1%
510	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20	483
140	Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/27/22	138

	Total Consumer Staples	621

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
265	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	260
105	Exco Resources, Inc., Senior Secured 2nd Lien Term Loan, VAR, 12.500%, 10/19/20	36

	Total Energy	296

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
150	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	144
148	Medi Impact OpCo Holdings, Inc., Term Loan, VAR, 5.750%, 10/27/22	145

	Total Health Care	289

	Industrials — 0.1%
	Machinery — 0.0% (g)
56	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	46

	Marine — 0.1%
209	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	183

	Trading Companies & Distributors — 0.0% (g)
62	Univar, Inc., 1st Lien Term Loan B, VAR, 4.250%, 07/01/22	59

	Total Industrials	288

	Total Loan Assignments (Cost $1,604)	1,494

Short-Term Investments— 0.4%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
375	0.186%, 03/17/16 (k) (n)	375
390	0.415%, 07/07/16 (k) (n)	390

	Total U.S. Treasury Obligations	765

SHARES
	Investment Companies — 0.2% (g)
21	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	21
590	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.180% (b) (l) †	590

	Total Investment Companies	611

	Total Short-Term Investments (Cost $1,376)	1,376

	Total Investments — 93.4% (Cost $345,526)	343,456
	Other Assets in Excess of Liabilities — 6.6%	24,354

	NET ASSETS — 100.0%	$367,810

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	53

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(5)	10 Year U.S. Treasury Note	06/21/16	USD	(653)	—	(h)
(2)	2 Year U.S. Treasury Note	06/30/16	USD	(437)	—	(h)
(5)	5 Year U.S. Treasury Note	06/30/16	USD	(605)	—	(h)

					—	(h)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
480	CAD	Royal Bank of Canada	05/05/16	347	355	8
45,610	JPY	Deutsche Bank AG	05/06/16	380	405	25
430,830	KRW	Standard Chartered Bank††	05/06/16	368	347	(21)
1,440	MYR	Standard Chartered Bank††	03/10/16	346	344	(2)
680	MYR	Standard Chartered Bank††	03/11/16	153	162	9
753	SGD	BNP Paribas	03/15/16	522	535	13
				2,116	2,148	32

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
480	CAD	Standard Chartered Bank	05/05/16	348	355	(7)
15	EUR	Deutsche Bank AG	04/12/16	17	17	— (h)
1,006	EUR	State Street Corp.	04/12/16	1,094	1,095	(1)
45,610	JPY	Standard Chartered Bank	05/06/16	372	405	(33)
430,830	KRW	Morgan Stanley††	05/06/16	377	347	30
1,440	MYR	BNP Paribas††	03/10/16	347	344	3
680	MYR	BNP Paribas††	03/11/16	157	162	(5)
753	SGD	Morgan Stanley	03/15/16	528	535	(7)
				3,240	3,260	(20)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	390	(1)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

Return Swaps (continued)
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Goldman Sachs International (continued):
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(4)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(5)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	160	(2)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	160	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	160	(4)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(7)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(7)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	310	(10)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	320	(13)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	380	(15)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	390	(12)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	(2)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	— (h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(5)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(4)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	(4)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(4)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(8)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	06/20/16	160	(3)

					(117)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	55

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.635%	40	(2)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	1.635	96	(4)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	70	(5)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	74	(5)	10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	109	(7)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.825	13	(1)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.825	60	(3)	7
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.805	42	(2)	4
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	4.575	68	(1)	5
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	4.199	100	(2)	8
BNP Paribas:
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	12/20/20	1.346	3,030	42	(26)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	12/20/20	2.936	4,170	348	(336)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	12/20/20	1.940	2,670	109	(55)
Citibank, N.A.:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	5.211	50	— (h)	2
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	12/20/20	10.717	70	24	(14)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.897	150	(10)	17
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	19.258	150	79	(48)
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	12/20/20	19.258	150	79	(49)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	12/20/20	2.094	150	7	(6)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	12/20/20	10.417	220	67	(38)
Goldman Sachs International:
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	12/20/20	7.162	370	85	(50)
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/16	3.220	100	(2)	4
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	12/20/20	11.926	70	15	(4)
Morgan Stanley Capital Services
Standard Chartered Bank, 7.750%, 04/13/18	1.000% quarterly	12/20/20	4.114	EUR 150	22	(12)

					833	(547)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	120	20	(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	200	34	(59)
CDX.EM.24-V2	1.000% quarterly	12/20/20	3.659	1,820	198	(202)
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	150	14	2
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	150	14	1
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	100	17	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	230	39	(59)

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

Credit Indices (continued):

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	150	14	2
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	150	14	3
Morgan Stanley Capital Services
CMBX.NA.A.6	2.000% monthly	05/11/63	3.670	150	14	2

					378	(361)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.25-V1	5.000% quarterly	12/20/20	5.216%		389	(1)	10
CDX.NA.IG.25-V1	1.000% quarterly	12/20/20	1.072		6,300	8	24
iTraxx Europe 24.1	1.000% quarterly	12/20/20	0.989	EUR	3,330	(9)	27

						(2)	61

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318%	80	(50)	53
Barclays Bank Plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	70	(44)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	220	(138)	141
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	54	(34)	27
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	70	(44)	43
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	140	(88)	81
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	140	(88)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	140	(87)	91
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	80	(3)	4
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	38.821	240	(21)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	70	(20)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	80	(23)	40
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	80	(50)	52
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	300	(87)	141
Deutsche Bank AG:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	130	1	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.090	70	(44)	42
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	40	(12)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	70	(20)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	80	(23)	38
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	150	(43)	67

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	57

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Corporate and Sovereign Issuers (continued):

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International (continued):
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	70	(36)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	70	(36)	34
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	70	(36)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	70	(36)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	75.523	140	(72)	68
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	64.09	27	(17)	16
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	70	(44)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	70	(44)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	70	(44)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	80	(50)	48
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	80	(50)	52
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	80	(2)	4
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/16	10.397	80	(3)	5
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	90	— (h)	9
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	14.898	130	1	11
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	17.262	60	(3)	11
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	69.444	30	(8)	15
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	10	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	70	(44)	47
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	63.318	80	(50)	53

					(1,517)	1,776

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

ABX	— Asset-Backed Securities Index
ACE	— Adjusted Current Earnings
ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CAD	— Canadian Dollar
CDX	— Credit Default Swap Index
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor in possession
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of February 29, 2016. The rate may be subject to a cap and floor.

INS	— Insured
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
KRW	— Korean Republic Won

LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MLP	— Master Limited Partnership
MYR	— Malaysian Ringgit
NATL	— Insured by National Public Finance Guarantee Corp.
OASBO	— Ohio Association of School Business Officials
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SGD	— Singapore Dollar
SCSDE	— South Carolina School District Enhancement
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 29, 2016.
XLCA	— Insured by XL Capital Assurance

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Tax Aware Income Opportunities Fund	$590

††	— Non-deliverable forward.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of February 29, 2016.
(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$117,095		$342,845
Investments in affiliates, at value	4,390		21
Investments in affiliates — restricted, at value	—		590

Total investment securities, at value	121,485		343,456
Cash	15		735
Foreign currency, at value	—		56
Receivables:
Investment securities sold	417		34,171
Fund shares sold	152		653
Interest and dividends from non-affiliates	1,108		2,533
Dividends from affiliates	—	(a)	—	(a)
Unrealized appreciation on forward foreign currency exchange contracts	—		88
Outstanding swap contracts, at value	—		1,257

Total Assets	123,177		382,949

LIABILITIES:
Payables:
Investment securities purchased	—		77
Investment securities purchased — delayed delivery securities	2,090		12,580
Fund shares redeemed	232		343
Variation margin on futures contracts	—		1
Unrealized depreciation on forward foreign currency exchange contracts	—		76
Variation margin on centrally cleared swaps	—		29
Outstanding swap contracts, at value	—		1,680
Accrued liabilities:
Investment advisory fees	16		91
Administration fees	—		6
Distribution fees	24		27
Shareholder servicing fees	14		54
Custodian and accounting fees	8		29
Collateral management fees	—		24
Other	101		122

Total Liabilities	2,485		15,139

Net Assets	$120,692		$367,810

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$117,836	$370,785
Accumulated undistributed (distributions in excess of) net investment income	40	65
Accumulated net realized gains (losses)	(563)	(1,486)
Net unrealized appreciation (depreciation)	3,379	(1,554)

Total Net Assets	$120,692	$367,810

Net Assets:
Class A	$48,716	$86,124
Class C	24,452	15,371
Select Class	47,524	266,315

Total	$120,692	$367,810

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,434	8,514
Class C	2,229	1,537
Select Class	4,326	26,324

Net Asset Value (a):
Class A — Redemption price per share	$10.99	$10.12
Class C — Offering price per share (b)	10.97	10.00
Select Class — Offering and redemption price per share	10.99	10.12
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.42	$10.51

Cost of investments in non-affiliates	$113,716	$344,915
Cost of investments in affiliates	4,390	21
Cost of investments in affiliates — restricted	—	590
Cost of foreign currency	—	56
Premiums paid on swaps	—	1,009
Premiums received on swaps	—	1,938

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	61

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

(Amounts in thousands)

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,835	$8,356
Dividend income from non-affiliates	—	125
Dividend income from affiliates	1	— (a)

Total investment income	3,836	8,481

EXPENSES:
Investment advisory fees	413	1,654
Administration fees	97	339
Distribution fees:
Class A	119	246
Class C	174	115
Shareholder servicing fees:
Class A	119	246
Class C	58	39
Select Class	118	749
Custodian and accounting fees	73	230
Interest expense to affiliates	—	— (a)
Professional fees	87	111
Collateral management fees	—	36
Interest expense to non-affiliates	—	— (a)
Trustees’ and Chief Compliance Officer’s fees	1	3
Printing and mailing costs	12	44
Registration and filing fees	65	66
Transfer agent fees (See Note 2.H.)	6	7
Sub-transfer agent fees (See Note 2.H.)	45	132
Other	6	10

Total expenses	1,393	4,027

Less fees waived	(558)	(1,123)
Less earnings credits	—	— (a)
Less expense reimbursements	— (a)	—

Net expenses	835	2,904

Net investment income (loss)	3,001	5,577

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(56)	29
Futures	—	(475)
Foreign currency transactions	—	141
Swaps	—	893

Net realized gain (loss)	(56)	588

Distributions of capital gains received from investment company non-affiliates	—	— (a)
Distributions of capital gains received from investment company affiliates	— (a)	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(393)	(5,255)
Futures	—	65
Foreign currency translations	—	(78)
Swaps	—	(65)

Change in net unrealized appreciation/depreciation	(393)	(5,333)

Net realized/unrealized gains (losses)	(449)	(4,745)

Change in net assets resulting from operations	$2,552	$832

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,001	$2,644	$5,577	$2,204
Net realized gain (loss)	(56)	(117)	588	(1,461)
Distributions of capital gains received from investment company non-affiliates	—	—	— (a)	—
Distributions of capital gains received from investment company affiliates	— (a)	1	— (a)	— (a)
Change in net unrealized appreciation/depreciation	(393)	2,408	(5,333)	1,223

Change in net assets resulting from operations	2,552	4,936	832	1,966

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,264)	(1,127)	(1,599)	(293)
From net realized gains	—	—	—	(213)
Class C
From net investment income	(499)	(426)	(155)	—
From net realized gains	—	—	—	(30)
Select Class
From net investment income	(1,285)	(1,059)	(5,172)	(979)
From net realized gains	—	—	—	(554)

Total distributions to shareholders	(3,048)	(2,612)	(6,926)	(2,069)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(871)	25,429	(83,103)	20,504

NET ASSETS:
Change in net assets	(1,367)	27,753	(89,197)	20,401
Beginning of period	122,059	94,306	457,007	436,606

End of period	$120,692	$122,059	$367,810	$457,007

Accumulated undistributed (distributions in excess of) net investment income	$40	$96	$65	$880

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	63

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$14,421	$18,766	$35,377	$72,178
Distributions reinvested	1,196	1,060	1,267	413
Cost of shares redeemed	(14,043)	(16,029)	(61,597)	(84,199)

Change in net assets resulting from Class A capital transactions	$1,574	$3,797	$(24,953)	$(11,608)

Class C
Proceeds from shares issued	$6,322	$7,276	$5,516	$5,281
Distributions reinvested	463	400	112	21
Cost of shares redeemed	(5,241)	(5,372)	(7,153)	(6,901)

Change in net assets resulting from Class C capital transactions	$1,544	$2,304	$(1,525)	$(1,599)

Select Class
Proceeds from shares issued	$18,000	$29,089	$112,830	$141,769
Distributions reinvested	863	606	3,476	1,150
Cost of shares redeemed	(22,852)	(10,367)	(172,931)	(109,208)

Change in net assets resulting from Select Class capital transactions	$(3,989)	$19,328	$(56,625)	$33,711

Total change in net assets resulting from capital transactions	$(871)	$25,429	$(83,103)	$20,504

SHARE TRANSACTIONS:
Class A
Issued	1,315	1,716	3,472	7,031
Reinvested	109	97	124	40
Redeemed	(1,281)	(1,464)	(6,045)	(8,201)

Change in Class A Shares	143	349	(2,449)	(1,130)

Class C
Issued	576	667	550	519
Reinvested	42	37	11	2
Redeemed	(479)	(493)	(711)	(678)

Change in Class C Shares	139	211	(150)	(157)

Select Class
Issued	1,641	2,655	11,071	13,804
Reinvested	79	55	342	112
Redeemed	(2,086)	(947)	(16,962)	(10,633)

Change in Select Class Shares	(366)	1,763	(5,549)	3,283

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Tax Aware High Income Fund
Class A
Year Ended February 29, 2016	$11.03	$0.29	$(0.04)	$0.25	$(0.29)	$—		$(0.29)
Year Ended February 28, 2015	10.78	0.28	0.24	0.52	(0.27)	—		(0.27)
Year Ended February 28, 2014	11.08	0.29	(0.30)	(0.01)	(0.29)	—		(0.29)
Year Ended February 28, 2013	10.90	0.33	0.17	0.50	(0.31)	(0.01)		(0.32)
Year Ended February 29, 2012	10.14	0.37	0.77	1.14	(0.38)	—	(e)	(0.38)

Class C
Year Ended February 29, 2016	11.01	0.23	(0.03)	0.20	(0.24)	—		(0.24)
Year Ended February 28, 2015	10.76	0.22	0.25	0.47	(0.22)	—		(0.22)
Year Ended February 28, 2014	11.06	0.24	(0.31)	(0.07)	(0.23)	—		(0.23)
Year Ended February 28, 2013	10.88	0.27	0.18	0.45	(0.26)	(0.01)		(0.27)
Year Ended February 29, 2012	10.12	0.32	0.77	1.09	(0.33)	—	(e)	(0.33)

Select Class
Year Ended February 29, 2016	11.03	0.30	(0.04)	0.26	(0.30)	—		(0.30)
Year Ended February 28, 2015	10.78	0.29	0.24	0.53	(0.28)	—		(0.28)
Year Ended February 28, 2014	11.08	0.30	(0.30)	— (e)	(0.30)	—		(0.30)
Year Ended February 28, 2013	10.89	0.34	0.18	0.52	(0.32)	(0.01)		(0.33)
Year Ended February 29, 2012	10.13	0.39	0.76	1.15	(0.39)	—	(e)	(0.39)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$10.99	2.32%	$48,716	0.65%	2.61%	1.18%	19%
11.03	4.89	47,319	0.65	2.53	1.22	10
10.78	(0.06)	42,508	0.65	2.72	1.26	24
11.08	4.60	38,594	0.64	2.96	1.24	13
10.90	11.48	19,746	0.65	3.54	1.46	19

10.97	1.80	24,452	1.15	2.11	1.70	19
11.01	4.36	23,002	1.15	2.03	1.72	10
10.76	(0.58)	20,223	1.15	2.22	1.76	24
11.06	4.14	28,424	1.14	2.46	1.74	13
10.88	10.98	14,510	1.15	3.01	1.94	19

10.99	2.42	47,524	0.55	2.71	0.93	19
11.03	4.99	51,738	0.55	2.63	0.97	10
10.78	0.05	31,575	0.55	2.82	1.01	24
11.08	4.81	23,899	0.54	3.10	1.00	13
10.89	11.59	21,340	0.55	3.68	1.25	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	67

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Year Ended February 29, 2016	$10.27	$0.13	(f)	$(0.11)	$0.02	$(0.17)	$—	$(0.17)
Year Ended February 28, 2015	10.27	0.05		(0.01)	0.04	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2014	10.32	0.04		0.01	0.05	(0.04)	(0.06)	(0.10)
Year Ended February 28, 2013	10.18	0.06		0.17	0.23	(0.06)	(0.03)	(0.09)
March 1, 2011 (g) through February 29, 2012	10.00	0.06		0.27	0.33	(0.07)	(0.08)	(0.15)

Class C
Year Ended February 29, 2016	10.16	0.07	(f)	(0.13)	(0.06)	(0.10)	—	(0.10)
Year Ended February 28, 2015	10.20	(0.03)		0.01	(0.02)	—	(0.02)	(0.02)
Year Ended February 28, 2014	10.28	(0.02)		— (h)	(0.02)	— (h)	(0.06)	(0.06)
Year Ended February 28, 2013	10.16	—	(h)	0.16	0.16	(0.01)	(0.03)	(0.04)
March 1, 2011 (g) through February 29, 2012	10.00	0.01		0.26	0.27	(0.03)	(0.08)	(0.11)

Select Class
Year Ended February 29, 2016	10.27	0.14	(f)	(0.11)	0.03	(0.18)	—	(0.18)
Year Ended February 28, 2015	10.27	0.05		— (h)	0.05	(0.03)	(0.02)	(0.05)
Year Ended February 28, 2014	10.32	0.05		0.01	0.06	(0.05)	(0.06)	(0.11)
Year Ended February 28, 2013	10.18	0.07		0.17	0.24	(0.07)	(0.03)	(0.10)
March 1, 2011 (g) through February 29, 2012	10.00	0.07		0.27	0.34	(0.08)	(0.08)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.12	0.17%	$86,124	0.75%	1.30%	1.13%	133%
10.27	0.40	112,551	0.75	0.43	1.13	246
10.27	0.45	124,187	0.76	0.40	1.16	186
10.32	2.23	101,867	0.75	0.63	1.20	309
10.18	3.36	69,567	0.75	0.82	1.37	293

10.00	(0.58)	15,371	1.40	0.66	1.65	133
10.16	(0.22)	17,134	1.40	(0.22)	1.63	246
10.20	(0.18)	18,813	1.41	(0.25)	1.66	186
10.28	1.49	17,682	1.40	(0.01)	1.70	309
10.16	2.70	16,098	1.40	0.15	1.88	293

10.12	0.29	266,315	0.65	1.40	0.89	133
10.27	0.47	327,322	0.65	0.53	0.88	246
10.27	0.55	293,606	0.66	0.45	0.90	186
10.32	2.32	120,271	0.65	0.72	0.95	309
10.18	3.43	58,806	0.65	0.83	1.28	293

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C, Select Class	Diversified

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds, (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Tax Aware Income Opportunities Fund at February 29, 2016.

70	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$2	$2
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	—	252	—	252
Utility	—	592	—	592

Total Alabama	—	844	—	844

Alaska
Housing	—	180	—	180
Other Revenue	—	482	—	482
Prerefunded	—	304	—	304

Total Alaska	—	966	—	966

Arizona
Education	—	327	—	327
Other Revenue	—	108	—	108
Utility	—	256	—	256
Water & Sewer	—	610	—	610

Total Arizona	—	1,301	—	1,301

Arkansas
Housing	—	15	—	15

California
Education	—	115	—	115
General Obligation	—	713	—	713
Housing	—	5	—	5
Industrial Development Revenue/Pollution Control Revenue	—	260	—	260
Other Revenue	—	715	—	715
Prerefunded	—	877	—	877
Transportation	—	906	—	906
Utility	—	1,265	—	1,265

Total California	—	4,856	—	4,856

Colorado
Certificate of Participation/Lease	—	345	—	345
General Obligation	—	545	—	545
Housing	—	26	—	26
Utility	—	136	—	136

Total Colorado	—	1,052	—	1,052

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
Education	$—	$1,778	$—	$1,778
Housing	—	202	—	202

Total Connecticut	—	1,980	—	1,980

Delaware
Housing	—	480	—	480

District of Columbia
Education	—	207	—	207
Other Revenue	—	110	—	110
Transportation	—	336	—	336

Total District of Columbia	—	653	—	653

Florida
Certificate of Participation/Lease	—	1,814	—	1,814
Education	—	568	—	568
General Obligation	—	1,389	—	1,389
Housing	—	751	—	751
Industrial Development Revenue/Pollution Control Revenue	—	1,098	—	1,098
Other Revenue	—	1,774	—	1,774
Transportation	—	2,522	—	2,522
Utility	—	2,619	—	2,619

Total Florida	—	12,535	—	12,535

Georgia
Education	—	205	—	205
Housing	—	566	—	566
Industrial Development Revenue/Pollution Control Revenue	—	515	—	515
Other Revenue	—	299	—	299
Transportation	—	543	—	543

Total Georgia	—	2,128	—	2,128

Guam
Water & Sewer	—	1,179	—	1,179

Hawaii
General Obligation	—	115	—	115

Idaho
General Obligation	—	893	—	893
Housing	—	539	—	539

Total Idaho	—	1,432	—	1,432

Illinois
General Obligation	—	378	—	378
Housing	—	422	—	422
Other Revenue	—	1,560	—	1,560
Prerefunded	—	69	—	69
Transportation	—	767	—	767
Water & Sewer	—	189	—	189

Total Illinois	—	3,385	—	3,385

Indiana
Housing	—	149	—	149
Other Revenue	—	1,494	—	1,494
Water & Sewer	—	294	—	294

Total Indiana	—	1,937	—	1,937

72	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Iowa
Housing	$—	$37	$—	$37

Kansas
Housing	—	109	—	109
Prerefunded	—	211	—	211

Total Kansas	—	320	—	320

Kentucky
Housing	—	36	—	36
Industrial Development Revenue/Pollution Control Revenue	—	252	—	252

Total Kentucky	—	288	—	288

Louisiana
Housing	—	191	—	191
Other Revenue	—	258	—	258
Transportation	—	138	—	138
Water & Sewer	—	471	—	471

Total Louisiana	—	1,058	—	1,058

Maine
Housing	—	1,265	—	1,265
Other Revenue	—	358	—	358

Total Maine	—	1,623	—	1,623

Maryland
Industrial Development Revenue/Pollution Control Revenue	—	109	—	109
Special Tax	—	468	—	468

Total Maryland	—	577	—	577

Massachusetts
Education	—	1,809	—	1,809
Housing	—	1,276	—	1,276
Other Revenue	—	528	—	528
Transportation	—	1,443	—	1,443
Water & Sewer	—	1,376	—	1,376

Total Massachusetts	—	6,432	—	6,432

Michigan
Education	—	576	—	576
General Obligation	—	8	—	8
Industrial Development Revenue/Pollution Control Revenue	—	227	—	227
Other Revenue	—	42	—	42
Transportation	—	628	—	628
Water & Sewer	—	477	—	477

Total Michigan	—	1,958	—	1,958

Minnesota
Hospital	—	209	—	209
Housing	—	2,269	—	2,269

Total Minnesota	—	2,478	—	2,478

Mississippi
Other Revenue	—	337	—	337

Missouri
General Obligation	—	291	—	291
Housing	—	472	—	472
Other Revenue	—	503	—	503

Total Missouri	—	1,266	—	1,266

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Montana
Housing	$—	$315	$—	$315
Transportation	—	109	—	109
Utility	—	234	—	234

Total Montana	—	658	—	658

Nebraska
General Obligation	—	751	—	751
Utility	—	408	—	408

Total Nebraska	—	1,159	—	1,159

Nevada
General Obligation	—	50	—	50

New Hampshire
Education	—	393	—	393
Housing	—	143	—	143

Total New Hampshire	—	536	—	536

New Jersey
Education	—	1,036	—	1,036
Industrial Development Revenue/Pollution Control Revenue	—	509	—	509
Other Revenue	—	1,819	—	1,819

Total New Jersey	—	3,364	—	3,364

New Mexico
Housing	—	218	—	218
Other Revenue	—	505	—	505

Total New Mexico	—	723	—	723

New York
Education	—	621	—	621
General Obligation	—	598	—	598
Housing	—	1,149	—	1,149
Industrial Development Revenue/Pollution Control Revenue	—	506	—	506
Other Revenue	—	2,687	—	2,687
Prerefunded	—	421	—	421
Special Tax	—	576	—	576
Transportation	—	614	—	614
Water & Sewer	—	2,113	—	2,113

Total New York	—	9,285	—	9,285

North Dakota
Housing	—	416	—	416
Utility	—	230	—	230

Total North Dakota	—	646	—	646

Ohio
Education	—	1,008	—	1,008
General Obligation	—	295	—	295
Housing	—	574	—	574
Industrial Development Revenue/Pollution Control Revenue	—	481	—	481
Other Revenue	—	914	—	914
Prerefunded	—	569	—	569
Utility	—	5	—	5

Total Ohio	—	3,846	—	3,846

74	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oklahoma
Transportation	$—	$831	$—	$831
Water & Sewer	—	610	—	610

Total Oklahoma	—	1,441	—	1,441

Oregon
Education	—	580	—	580
General Obligation	—	366	—	366
Housing	—	298	—	298
Other Revenue	—	373	—	373
Transportation	—	243	—	243

Total Oregon	—	1,860	—	1,860

Pennsylvania
Education	—	835	—	835
Housing	—	1,145	—	1,145
Industrial Development Revenue/Pollution Control Revenue	—	502	—	502
Transportation	—	982	—	982

Total Pennsylvania	—	3,464	—	3,464

Rhode Island
Education	—	572	—	572
Transportation	—	290	—	290

Total Rhode Island	—	862	—	862

South Carolina
Education	—	618	—	618
Transportation	—	864	—	864

Total South Carolina	—	1,482	—	1,482

South Dakota
Education	—	566	—	566
Housing	—	149	—	149

Total South Dakota	—	715	—	715

Tennessee
Housing	—	363	—	363
Other Revenue	—	137	—	137
Utility	—	877	—	877

Total Tennessee	—	1,377	—	1,377

Texas
Education	—	706	—	706
General Obligation	—	1,821	—	1,821
Housing	—	165	—	165
Industrial Development Revenue/Pollution Control Revenue	—	511	—	511
Other Revenue	—	1,216	—	1,216
Prerefunded	—	387	—	387
Transportation	—	240	—	240
Utility	—	1,214	—	1,214
Water & Sewer	—	488	—	488

Total Texas	—	6,748	—	6,748

Utah
Other Revenue	—	645	—	645
Utility	—	576	—	576

Total Utah	—	1,221	—	1,221

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Vermont
Housing	$—	$2,349	$—		$2,349

Virginia
Industrial Development Revenue/Pollution Control Revenue	—	256	—		256
Other Revenue	—	562	—		562
Prerefunded	—	36	—		36

Total Virginia	—	854	—		854

Washington
General Obligation	—	196	—		196
Housing	—	884	—		884
Transportation	—	1,164	—		1,164
Utility	—	525	—		525

Total Washington	—	2,769	—		2,769

West Virginia
Other Revenue	—	602	—		602
Wisconsin
Hospital	—	586	—		586
Other Revenue	—	378	—		378
Transportation	—	293	—		293

Total Wisconsin	—	1,257	–		1,257

Wyoming
Housing	—	66	—		66
Other Revenue	—	398	—		398

Total Wyoming	—	464	—		464

Total Municipal Bonds		98,964	—		98,964

Preferred Stocks
Materials	—	—	—	(a)	—	(a)
Common Stocks
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	4,761	—		4,761
Consumer Staples	—	1,243	—		1,243
Energy	—	355	—		355
Financials	—	829	—		829
Health Care	—	2,350	—		2,350
Industrials	—	2,589	139		2,728
Information Technology	—	1,871	—		1,871
Materials	—	1,725	—		1,725
Telecommunication Services	—	586	—		586
Utilities	—	1,681	—		1,681

Total Loan Assignments	—	17,990	139		18,129

Short-Term Investment
Investment Company	4,390	—	—		4,390

Total Investments in Securities	$4,390	$116,954	$141		$121,485

(a)	Value is zero.

76	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

JPMorgan Tax Aware Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$877	$10,767	$11,644
Collateralized Mortgage Obligations
Agency CMO	—	34	—	34
Non-Agency CMO	—	6,850	1,057	7,907

Total Collateralized Mortgage Obligations	—	6,884	1,057	7,941

Commercial Mortgage-Backed
Securities	—	531	3,887	4,418
Convertible Bonds
Telecommunication Services	—	124	—	124
Corporate Bonds
Consumer Discretionary	—	2,386	—	2,386
Consumer Staples	—	814	—	814
Energy	—	3,408	48	3,456
Financials	—	1,507	—	1,507
Health Care	—	1,271	—	1,271
Industrials	—	1,467	—	1,467
Information Technology	—	1,073	—	1,073
Materials	—	294	—	294
Telecommunication Services	—	1,583	—	1,583
Utilities	—	396	—	396

Total Corporate Bonds	—	14,199	48	14,247

Daily Demand Notes
Arizona	—	200	—	200
Florida	—	500	—	500
Indiana	—	400	—	400
Kansas	—	465	—	465
Louisiana	—	2,400	—	2,400
Massachusetts	—	700	—	700
Michigan	—	930	—	930
Mississippi	—	1,000	—	1,000
New York	—	1,375	—	1,375
Washington	—	300	—	300

Total Daily Demand Notes	—	8,270	—	8,270

Insurance-Linked Securities	—	8,599	—	8,599
Monthly Demand Notes
New York	—	1,000	—	1,000

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

JPMorgan Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds
Alabama	$—	$1,031	$—	$1,031
Alaska	—	978	—	978
Arizona	—	1,691	—	1,691
California	—	10,457	—	10,457
Colorado	—	1,677	—	1,677
Connecticut	—	3,207	—	3,207
Delaware	—	1,133	—	1,133
District of Columbia	—	1,339	—	1,339
Florida	—	11,738	—	11,738
Georgia	—	6,010	—	6,010
Hawaii	—	448	—	448
Illinois	—	8,821	—	8,821
Indiana	—	9,724	—	9,724
Iowa	—	1,512	—	1,512
Kansas	—	2,053	—	2,053
Kentucky	—	3,594	—	3,594
Louisiana	—	5,935	—	5,935
Maine	—	4,099	—	4,099
Maryland	—	2,298	—	2,298
Massachusetts	—	7,771	—	7,771
Michigan	—	9,708	—	9,708
Minnesota	—	9,608	—	9,608
Mississippi	—	991	—	991
Missouri	—	5,654	—	5,654
Montana	—	973	—	973
Nebraska	—	816	—	816
Nevada	—	399	—	399
New Hampshire	—	1,494	—	1,494
New Jersey	—	11,995	—	11,995
New Mexico	—	1,513	—	1,513
New York	—	22,135	—	22,135
North Carolina	—	1,856	—	1,856
North Dakota	—	4,291	—	4,291
Ohio	—	6,660	—	6,660
Oklahoma	—	1,814	—	1,814
Oregon	—	7,313	—	7,313
Pennsylvania	—	7,846	—	7,846
Puerto Rico	—	142	—	142
South Carolina	—	4,989	—	4,989
South Dakota	—	3,712	—	3,712
Tennessee	—	6,578	—	6,578
Texas	—	21,599	—	21,599
Utah	—	401	—	401
Vermont	—	4,863	—	4,863
Virginia	—	4,130	—	4,130
Washington	—	6,485	—	6,485
West Virginia	—	1,005	—	1,005
Wisconsin	—	1,118	—	1,118
Wyoming	—	2,997	—	2,997

Total Municipal Bonds	—	238,601	—	238,601

78	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

JPMorgan Tax Aware Income Opportunities Fund (continued)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Weekly Demand Notes
California	—		4,653	—	4,653
Delaware	—		150	—	150
Florida	—		1,800	—	1,800
Georgia	—		2,992	—	2,992
Illinois	—		850	—	850
Indiana	—		2,911	—	2,911
Maryland	—		2,265	—	2,265
Massachusetts	—		2,500	—	2,500
Missouri	—		3,800	—	3,800
New Mexico	—		3,815	—	3,815
New York	—		770	—	770
North Carolina	—		2,050	—	2,050
Ohio	—		2,300	—	2,300
Pennsylvania	—		1,992	—	1,992
Rhode Island	—		800	—	800
South Carolina	—		950	—	950
Tennessee	—		3,550	—	3,550
Texas	—		3,545	—	3,545
Virginia	—		2,250	—	2,250

Total Weekly Demand Notes	—		43,943	—	43,943

Loan Assignments
Consumer Staples	—		621	—	621
Energy	—		296	—	296
Health Care	—		289	—	289
Industrials	—		288	—	288

Total Loan Assignments	—		1,494	—	1,494

Investment Companies	1,799		—	—	1,799
Short-Term Investments
U.S. Treasury Obligation	—		765	—	765
Investment Companies	611		—	—	611

Total Short-Term Investments	611		765	—	1,376

Total Investments in Securities	$2,410		$325,287	$15,759	$343,456

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—		$88	$—	$88
Futures Contracts	—	(a)	—	—	— (a)
Swaps	—		714	—	714

Total Appreciation in Other Financial Instruments	$—	(a)	$802	—	$802

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—		$(76)	$—	$(76)
Futures Contracts	—	(a)	—	—	— (a)
Swaps	—		(210)	—	(210)

Total Depreciation in Other Financial Instruments	$—	(a)	$(286)	$—	$(286)

(a)	Amount rounds to less than $1,000.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Transfers between all levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the year ended February 29, 2016.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Tax Aware Income Opportunities Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$9,889	$7	$(828)	$184		$4,736	$(2,723)	$—	$(498)	$10,767
Collateralized Mortgage Obligations —Non-Agency CMO	2,842	(35)	(24)	(1)		293	(2,018)	—	—	1,057
Commercial Mortgage-Backed Securities	2,287	—	(216)	5		1,931	(120)	—	—	3,887
Corporate Bond — Energy	—	—	(10)	—	(a)	—	—	58	—	48
Insurance-Linked Securities — Preferred Shares	840	—	(10)	—		70	(900)	—	—	—

	$15,858	$(28)	$(1,088)	$188		$7,030	$(5,761)	$58	$(498)	$15,759

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(1,103). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$10,767	Discounted Cash Flow	Constant Prepayment Rate	0.00% -6.71% (1.20%)
			Constant Default Rate	4.44% —15.00% (7.45%)
			Yield (Discount Rate of Cash Flows)	2.27% — 7.47% (5.18%)

Asset-Backed Securities	10,767

	717	Discounted Cash Flow	Constant Prepayment Rate	5.00% —10.00% (9.23%)
			Constant Default Rate	0.00% —13.46% (2.06%)
			Yield (Discount Rate of Cash Flows)	4.10% — 6.92% (5.91%)

Collateralized Mortgage Obligations	717

	3,346	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.31% — 8.50% (6.55%)

Commercial Mortgage-Backed Securities	3,346

Total	$14,830

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $929,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

80	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 29, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Loan Assignments — The Funds may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

D. Derivatives — Tax Aware Income Opportunities Fund used instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(4) below describe the various derivatives used by the Fund.

(1). Options — Tax Aware Income Opportunities Fund purchased put and call options on futures to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — Tax Aware Income Opportunities Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Tax Aware Income Opportunities Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 29, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — Tax Aware Income Opportunities Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow

82	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below.

The Fund’s swap contracts at net value and collateral posted or received by counterparty as of February 29, 2016 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral Posted	Goldman Sachs International	$(527)	$590

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Tax Aware Income Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund used return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

Tax Aware Income Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)		Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	(c)	$—	$—	$—	$— (c)
Foreign exchange contracts	Receivables	—		88	—	—	88
Credit contracts	Receivables	—		—	8	1,257	1,265

Total		$—	(c)	$88	$8	$1,257	$1,353

Gross Liabilities:
Interest rate contracts	Payables	$—	(c)	$—	$—	$(117)	$(117)
Foreign exchange contracts	Payables	—		(76)	—	—	(76)
Credit contracts	Payables	—		—	(10)	(1,563)	(1,573)

Total		$—	(c)	$(76)	$(10)	$(1,680)	$(1,766)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(c)	Amount rounds to less than $1,000.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 29, 2016 (amounts in thousands):

Tax Aware Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received (e)	Net Amount Due From Counterparty (Not less than zero)
Bank of America	$20		$(20)	$—	$—
Barclays Bank plc	246		(246)	—	—
BNP Paribas	515		(119)	—	396
Citibank, N.A.	38		(1)	—	37
Credit Suisse International	288		(97)	—	191
Deutsche Bank AG	26		(26)	—	—
Goldman Sachs International	129		(129)	—	—
Morgan Stanley	66		(40)	—	26
Royal Bank of Canada	8		—	—	8
Standard Chartered Bank	9		(9)	—	—
Centrally Cleared Swaps (b)	8	(c)	—	—	8
Exchanged Traded Futures & Options Contracts (b)	—	(d)(f)	—	—	—

	$1,353		$(687)	$—	$666

84	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Pledged (e)	Net Amount Due to Counterparty (Not less than zero)
Bank of America	$50		$(20)	$—	$30
Barclays Bank plc	558		(246)	—	312
BNP Paribas	119		(119)	—	—
Citibank, N.A.	1		(1)	—	—
Credit Suisse International	97		(97)	—	—
Deutsche Bank AG	44		(26)	—	18
Goldman Sachs International	656		(129)	(527)	—
Morgan Stanley	40		(40)	—	—
Standard Chartered Bank	63		(9)	—	54
State Street Corp.	1		—	—	1
Union Bank of Switzerland AG	127		—	—	127
Centrally Cleared Swaps (b)	10	(c)	—	—	10
Exchanged Traded Futures & Options Contracts (b)	—	(d)(f)	—	—	—

	$1,766		$(687)	$(527)	$552

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.D.(4). for actual swap collateral received or posted.
(f)	Amount rounds to less than $1,000.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 29, 2016, by primary underlying risk exposure (amounts in thousands):

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(113)	$(475)	$—	$223	$(365)
Foreign exchange contracts	—	—	23	—	23
Credit contracts	—	—	—	670	670

Total	$(113)	$(475)	$23	$893	$328

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$65	$—	$(370)	$(305)
Foreign exchange contracts	—	—	(25)	—	(25)
Credit contracts	—	—	—	305	305

Total	$—	$65	$(25)	$(65)	$(25)

Tax Aware Income Opportunities Fund’s derivatives contracts held at February 29, 2016 are not accounted for as hedging instruments under GAAP.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Derivatives Volume

The tables below discloses the volume of Tax Aware Income Opportunities Fund’s futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 29, 2016 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Short	$16,382
Ending Notional Balance Short	1,695
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	6,842
Average Settlement Value Sold	8,475
Ending Value Purchased	2,116
Ending Value Sold	3,240
Exchange-Traded Options:
Average Number of Contracts Purchased	257	(a)
Credit Default Swaps:
Average Notional Balance — Buy Protection	43,014
Average Notional Balance — Sell Protection	7,463
Ending Notional Balance — Buy Protection	25,717
Ending Notional Balance — Sell Protection	3,781
Return Swaps:
Average Notional Balance — Receives Floating Rate	4,205	(b)
Average Notional Balance — Pays Fixed Rate	390
Ending Notional Balance — Receives Floating Rate	4,510
Ending Notional Balance — Pays Fixed Rate	390
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance — Pays Fixed Rate	506	(c)

(a)	For the period March 1 2015 to November 30, 2015.
(b)	For the period March 1 2015 to May 31, 2015 and August 1, 2015 to February 29, 2016.
(c)	For the period October 1, 2015 to November 30, 2015.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. When Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when issued securities or delayed delivery securities, including To Be Announced (“TBA”) securities and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the

86	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

terms of the transaction. Interest income for securities purchased on a when issued delayed delivery, or forward commitment basis is not accrued until the settlement date.

The Funds had when issued securities and delayed delivery securities outstanding as of February 29, 2016, which are shown as Payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities held at February 29, 2016 are detailed on the SOIs.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

H. Allocation of Income and Expenses —Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the year ended February 29, 2016 are as follows (amounts in thousands):

	Class A	Class C	Select Class	TOTAL
Tax Aware High Income Fund
Transfer agent fees	$2	$2	$2	$6
Sub-transfer agent fees	18	12	15	45
Tax Aware Income Opportunities Fund
Transfer agent fees	2	1	4	7
Sub-transfer agent fees	21	6	105	132

I. Federal Income Taxes —Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

	Paid-in-Capital		Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Tax Aware High Income Fund	$—	(a)	$(9)	$9
Tax Aware Income Opportunities Fund	—		534	(534)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to debt modifications and foreign currency gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2016, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
Tax Aware High Income Fund	$7	$—	(a)
Tax Aware Income Opportunities Fund	1	—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Tax Aware High Income Fund	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund	0.75	1.40	0.65

The expense limitation agreements were in effect for the year ended February 29, 2016, and are in place until at least June 30, 2016.

For the year ended February 29, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

88	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
Tax Aware High Income Fund	$345	$97	$115	$557	$—	(a)
Tax Aware Income Opportunities Fund	642	333	148	1,123	—

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 29, 2016 were as follows (amounts in thousands):

Tax Aware High Income Fund	$1
Tax Aware Income Opportunities Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 29, 2016, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Tax Aware High Income Fund	$22,274	$21,290	$—	$—
Tax Aware Income Opportunities Fund	513,105	618,110	6,847	6,789

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$118,110	$4,876	$1,501	$3,375
Tax Aware Income Opportunities Fund	345,612	3,370	5,526	(2,156)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to debt modifications and investments in catastrophe bonds.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Tax Aware High Income Fund	$823	$2,225	$3,048
Tax Aware Income Opportunities Fund	3,438	3,488	6,926

The tax character of distributions paid during the year ended February 28, 2015 was as follows (amounts in thousands):

	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Tax Aware High Income Fund	$687	$1,925	$2,612
Tax Aware Income Opportunities Fund	1,291	778	2,069

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Tax Exempt Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$42	$(468)	$3,375
Tax Aware Income Opportunities Fund	155	(803)	(1,534)

For the Funds, the cumulative timing differences primarily consist of post-October capital loss and specified ordinary loss deferrals.

At February 29, 2016, the Funds had net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Tax Aware High Income Fund	$225	$243
Tax Aware Income Opportunities Fund	—	803

During the year ended February 29, 2016 the Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforwards Utilized		Total Capital Loss Carryforwards Utilized
	Short-Term	Long Term
Tax Aware High Income Fund	$9	$14	$23
Tax Aware Income Opportunities Fund	—	25	25

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 29, 2016 the Funds deferred to March 1, 2016 the following net capital losses of (amounts in thousands):

	Specified Ordinary Losses	Net Capital Losses
		Short-Term	Long-Term
Tax Aware High Income Fund	$—	$3	$89
Tax Aware Income Opportunities Fund	205	—	667

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

90	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 29, 2016, Tax Aware High Income Fund and Tax Aware Income Opportunities Fund each had shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that collectively owned shares representing the following percentage of each applicable Fund’s net assets:

	Number of Shareholders	% of the Fund
Tax Aware High Income Fund	1	15.6
Tax Aware Income Opportunities Fund	4	60.9

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities, and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

For the year ended February 29, 2016, the Funds invested substantially all of their assets in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Tax Aware Income Opportunities Fund invests in Insurance-Linked Securities (catastrophe bonds), or similar restricted securities including Preferred Shares. These are fixed income securities or equity shares for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Fund may lose all or a portion of their principal in addition to the interest otherwise due from the security. Insurance-Linked Securities may expose the Fund to certain other risks, including issuer risk, credit risk, counterparty risk, liquidity risk and unfavorable tax consequences. The Preferred Shares held by the Fund are subject to contractual restrictions on resale/transfers and are considered to be illiquid securities.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Tax Aware High Income Fund and JPMorgan Tax Aware Income Opportunities Fund (each a separate fund of JPMorgan Trust I) (hereafter referred to as the “Funds”) at February 29, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

92	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	93

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

94	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	95

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,020.50	$3.27	0.65%
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class C
Actual	1,000.00	1,017.90	5.77	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15
Select Class
Actual	1,000.00	1,021.00	2.76	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	1,003.30	3.74	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	999.00	6.96	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Select Class
Actual	1,000.00	1,003.90	3.24	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

96	J.P. MORGAN TAX AWARE FUNDS	FEBRUARY 29, 2016

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Tax-Exempt Income

Each fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income exempt from federal income tax for the fiscal year ended February 29, 2016 (amounts in thousands):

Exempt Distributions Paid
Tax Aware High Income Fund	$2,225
Tax Aware Income Opportunities Fund	3,488

Treasury Income

Tax Aware Income Opportunities Fund had approximately 0.21% , or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016.

FEBRUARY 29, 2016	J.P. MORGAN TAX AWARE FUNDS	97

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-TAI-216

Annual Report

J.P. Morgan Income Funds

February 29, 2016

JPMorgan Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 16, 2016 (Unaudited)

Dear Shareholder,

Even as the U.S. economy continued to steadily strengthen during the past year, the drag from slowing growth in the rest of the world increased and was reflected by turbulent financial markets and highly active central banks.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

Gains in employment and consumer spending throughout 2015 helped persuade the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in more than a decade. Meanwhile, leading central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March meeting.

Throughout the past twelve months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of defaults, particularly in the U.S. market for high yield bonds (also known as “junk bonds”). Also, energy companies have sharply curtailed spending on new projects, which has hurt the broader industrial sector that supplies pipeline, construction materials and machinery to oil exploration and production.

Along with lower oil prices, the U.S. dollar’s strength relative to other currencies was an important economic factor over the past twelve months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of

2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the twelve months. Gross domestic product (GDP) grew by 2.4% in 2015, matching 2014 output. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the twelve months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.5%, though wage growth during the period was 2.2%, barely outpacing the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the relative strength of the U.S. economy provides support for both U.S. equity and bond markets, it was not enough to overcome the slowdown in corporate earnings and weakening demand overseas. The S&P 500 reached a record high in mid-May and then suffered sell-offs in August 2015 and January 2016. Bond markets benefitted somewhat from investors’ search for safe havens amid market volatility, but with global interest rates at historic lows, yields on fixed-income investments were slight.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a properly diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset Management

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	1

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(2.50)%
Barclays U.S. Aggregate Index	1.50%

Net Assets as of 2/29/2016	$41,445,516
Duration as of 2/29/2016	6.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

Financial markets experienced increased volatility and deepening investor concern about slowing economic growth in China, anemic growth in Europe and Japan, the strength of the U.S. dollar and expectations for rising interest rates in the U.S. Overproduction and declining demand continued to hold down energy prices and prices for other commodities also slumped during the twelve month reporting period.

Slowing growth in China and continued weakness in commodities prices put downward pressure on prices of bonds from emerging market nations. Meanwhile, low global prices for petroleum and natural gas hurt high yield bonds (also known as “junk bonds”) as investors grew concerned about the potential for rising defaults in the energy sector.

For the twelve months ended February 29, 2016, the Barclays U.S. Aggregate Index returned 1.50%, the Barclays U.S. High Yield Corporate Index returned -8.30% and the Barclays Emerging Markets Aggregate Index returned 0.99%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to an index. This allows the Fund to shift its allocations based on changing market conditions. For the twelve months ended February 29, 2016, the Fund underperformed the Barclays U.S. Aggregate Index (the “Index”).

The Fund’s out-of-Index allocation to U.S. high yield bonds detracted from both absolute performance and performance relative to the Index. The Fund’s allocation to securitized bonds made a positive contribution to absolute performance.

Consistent with the Fund’s strategy of seeking to provide a predictable level of dividends, Select Class Shares distributed approximately $0.043 per share each month over the twelve month reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other.

During the reporting period, the Fund’s managers reduced their allocation to emerging markets as volatility weighed on this sector throughout the twelve month period. The Fund’s managers also increased the portfolio’s allocation to high yield debt as valuations became attractive.

The Fund’s overall duration rose during the reporting period as the managers sought to diversify the credit exposure in the portfolio. The Fund’s duration rose to 6.10 years at February 29, 2016, from 4.54 years as of February 28, 2015. Duration measures the price sensitivity of a bond or a portfolio of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturities.

2	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

PORTFOLIO COMPOSITION***
Corporate Bonds	56.2%
Collateralized Mortgage Obligations	11.8
Asset-Backed Securities	11.4
Commercial Mortgage-Backed Securities	8.3
Foreign Government Securities	3.2
Municipal Bonds	1.9
Preferred Securities	1.7
Others (each less than 1.0%)	0.1
Short-Term Investment	5.4

SUMMARY OF INVESTMENTS BY COUNTRY***
United States	79.2%
Luxembourg	3.1
United Kingdom	2.8
Canada	1.4
Switzerland	1.2
Netherlands	1.1
France	1.0
Others (each less than 1.0%)	4.8
Short-Term Investment	5.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	3

JPMorgan Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
With Sales Charge*		(6.27)%	(2.34)%
Without Sales Charge		(2.66)	(0.17)
CLASS C SHARES	June 2, 2014
With CDSC**		(4.29)	(0.80)
Without CDSC		(3.29)	(0.80)
CLASS R6 SHARES	June 2, 2014	(2.40)	0.07
SELECT CLASS SHARES	June 2, 2014	(2.50)	(0.03)

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Income Fund, the Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from June 2, 2014 to February 29, 2016. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 10.5%
228,089	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.951%, 01/25/34	229,654
350,000	CarFinance Capital Auto Trust, Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	334,852
249,298	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	250,463
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	417,657
175,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	168,518
74,895	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	72,659
350,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	338,149
225,688	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	220,746
217,208	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	212,903
128,000	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	125,519
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	98,437
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	97,665
250,000	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	245,880
250,000	Progreso Receivables Funding IV LLC, Series 2015-B, Class B, 5.000%, 07/28/20 (e)	250,000
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,801
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	254,925
305,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	299,448
251,878	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	251,528

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — (continued)
350,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	349,958

	Total Asset-Backed Securities (Cost $4,414,535)	4,342,762

Collateralized Mortgage Obligations — 11.6%
	Agency CMO — 7.0%
	Federal Home Loan Mortgage Corp. REMIC,
439,332	Series 3907, Class SW, IF, IO, 6.223%, 07/15/26	74,677
733,333	Series 3926, Class MS, IF, IO, 6.323%, 11/15/25	77,709
495,036	Series 3958, Class MS, IF, IO, 6.273%, 08/15/26	72,564
377,315	Series 4091, Class ES, IF, IO, 6.123%, 08/15/42	94,923
258,512	Series 4091, Class TS, IF, IO, 6.123%, 08/15/42	65,905
432,336	Series 4116, Class LS, IF, IO, 5.773%, 10/15/42	98,688
1,076,750	Series 4149, Class IO, IO, 3.000%, 01/15/33	158,081
841,864	Series 4437, Class AS, IF, IO, 5.723%, 02/15/45	170,474
756,489	Series 4505, Class SA, IF, IO, 5.723%, 08/15/45	183,051
	Federal Home Loan Mortgage Corp. STRIPS,
753,955	Series 264, Class S1, IF, IO, 5.523%, 07/15/42	164,473
530,610	Series 312, Class S1, IF, IO, 5.523%, 09/15/43	126,882
	Federal National Mortgage Association REMIC,
533,292	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	74,620
477,246	Series 2012-9, Class SM, IF, IO, 6.264%, 12/25/26	72,046
603,623	Series 2012-51, Class SA, IF, IO, 6.064%, 05/25/42	159,153
452,260	Series 2012-64, Class ES, IF, IO, 5.564%, 06/25/42	92,603
446,351	Series 2012-93, Class SK, IF, IO, 5.614%, 09/25/42	98,881
695,839	Series 2012-133, Class HS, IF, IO, 5.674%, 12/25/42	175,849
659,553	Series 2012-135, Class SA, IF, IO, 5.764%, 11/25/39	93,094
635,567	Series 2012-144, Class SK, IF, IO, 5.664%, 01/25/43	169,676

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	5

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
454,664	Series 2013-116, Class SC, IF, IO, 5.764%, 04/25/33	71,712
762,408	Series 2015-48, Class ST, IF, IO, 5.184%, 07/25/45	172,240
	Government National Mortgage Association,
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	287,101
775,621	Series 2014-161, Class PS, IF, IO, 5.168%, 11/20/44	160,879

		2,915,281

	Non-Agency CMO — 4.6%
	Alternative Loan Trust,
75,484	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	76,227
48,688	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	49,223
64,316	Series 2005-23CB, Class A7, 5.250%, 07/25/35	61,139
187,000	Angel Oak Mortgage Trust LLC, Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	186,101
17,805	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	17,304
250,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 4.036%, 04/25/24	222,022
155,736	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	159,903
246,891	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	201,759
14,418	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	14,362
373,243	RALI Trust, Series 2002-QS18, Class A1, 5.500%, 12/25/17	370,933
346,191	Residential Asset Securitization Trust, Series 2006-A11, Class 2A1, VAR, 6.250%, 06/25/46	283,105
110,751	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	113,452
	Wells Fargo Mortgage-Backed Securities Trust,
107,289	Series 2005-14, Class 1A1, 5.500%, 12/25/35	111,074

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
33,383	Series 2007-14, Class 1A1, 6.000%, 10/25/37	32,739

		1,899,343

	Total Collateralized Mortgage Obligations (Cost $4,818,566)	4,814,624

Commercial Mortgage-Backed Securities — 8.1%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	237,925
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.830%, 08/15/31 (e)	94,886
100,000	Banc of America Commercial Mortgage Trust, Series 2007-3, Class B, VAR, 5.566%, 06/10/49	98,517
	Bear Stearns Commercial Mortgage Securities Trust,
282,000	Series 2007-PW16, Class AJ, VAR, 5.721%, 06/11/40	273,432
95,000	Series 2007-PW17, Class AJ, VAR, 5.867%, 06/11/50	92,612
100,000	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.033%, 12/10/49	98,281
95,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	94,745
170,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.900%, 07/15/44	165,947
	LB-UBS Commercial Mortgage Trust,
200,000	Series 2007-C1, Class B, 5.514%, 02/15/40	200,705
155,000	Series 2007-C6, Class AJ, VAR, 6.122%, 07/15/40	156,586
	Morgan Stanley Capital I Trust,
170,000	Series 2005-HQ7, Class D, VAR, 5.192%, 11/14/42	169,473
135,000	Series 2006-HQ9, Class D, VAR, 5.834%, 07/12/44	133,840
180,000	Series 2006-T23, Class AJ, VAR, 5.866%, 08/12/41	179,355
277,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	276,315
	Wachovia Bank Commercial Mortgage Trust,
120,000	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	117,613
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	244,464

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — continued
120,000	Series 2007-C33, Class AJ, VAR, 5.953%, 02/15/51	119,161
250,000	Series 2007-C33, Class B, VAR, 5.953%, 02/15/51	240,781
140,000	Series 2007-C33, Class C, VAR, 5.953%, 02/15/51	131,856
250,000	Series 2007-C34, Class B, VAR, 6.022%, 05/15/46	241,218

	Total Commercial Mortgage-Backed Securities (Cost $3,488,672)	3,367,712

Convertible Bond — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
130,000	Whiting Petroleum Corp., 1.250%, 04/01/20 (Cost $107,969) (e)	47,369

Corporate Bonds — 55.1%
	Consumer Discretionary — 15.1%
	Auto Components — 1.8%
	Dana Holding Corp.,
30,000	5.500%, 12/15/24	27,937
125,000	6.000%, 09/15/23	119,375
245,000	Gestamp Funding Luxembourg S.A., (Luxembourg), 5.625%, 05/31/20 (e)	243,775
36,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	36,990
43,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	37,518
60,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	61,500
19,000	MPG Holdco I, Inc., 7.375%, 10/15/22	17,955
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	201,000
70,000	UCI International LLC, 8.625%, 02/15/19	14,000

		760,050

	Automobiles — 2.1%
200,000	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	189,000
240,000	Ford Motor Co., 4.750%, 01/15/43	220,332
	General Motors Co.,
220,000	6.250%, 10/02/43	215,250
20,000	6.750%, 04/01/46	20,921
210,000	Jaguar Land Rover Automotive plc, (United Kingdom), 5.625%, 02/01/23 (e)	210,525

		856,028

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Consumer Services — 0.6%
135,000	New York University, 4.142%, 07/01/48	133,897
120,000	Service Corp. International, 7.500%, 04/01/27	137,700

		271,597

	Hotels, Restaurants & Leisure — 1.7%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	63,538
35,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	33,950
25,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	24,625
20,000	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	19,100
80,000	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	74,950
	MGM Resorts International,
40,000	6.000%, 03/15/23	41,000
165,000	7.750%, 03/15/22	179,850
20,000	Ruby Tuesday, Inc., 7.625%, 05/15/20	19,450
80,000	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	80,600
35,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	34,825
40,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	43,000
35,000	Station Casinos LLC, 7.500%, 03/01/21	36,531
10,000	Viking Cruises Ltd., (Bermuda), 6.250%, 05/15/25 (e)	8,450
20,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	19,100
15,000	Yum! Brands, Inc., 3.750%, 11/01/21	13,659

		692,628

	Household Durables — 0.3%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	52,500
20,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	16,700
35,000	Meritage Homes Corp., 7.000%, 04/01/22	36,312

		105,512

	Media — 7.4%
200,000	Altice S.A.,, (Luxembourg), 7.750%, 05/15/22 (e)	193,500
45,000	AMC Entertainment, Inc., 5.750%, 06/15/25	46,519
56,000	Cablevision Systems Corp., 8.000%, 04/15/20	52,640

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	7

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	CCO Safari II LLC,
4,000	4.464%, 07/23/22 (e)	4,061
3,000	4.908%, 07/23/25 (e)	3,078
426,000	6.384%, 10/23/35 (e)	444,949

115,000	6.484%, 10/23/45 (e)	121,258
	Clear Channel Worldwide Holdings, Inc.,
55,000	Series B, 6.500%, 11/15/22	53,350
220,000	Series B, 7.625%, 03/15/20	193,600
120,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	111,295
352,000	DISH DBS Corp., 5.875%, 11/15/24	316,290
100,000	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	100,500
40,000	Gray Television, Inc., 7.500%, 10/01/20	42,050
55,000	iHeartCommunications, Inc., 9.000%, 12/15/19	38,775
200,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	192,000
35,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	35,437
200,000	Numericable-SFR S.A., (France), 6.000%, 05/15/22 (e)	198,000
	Regal Entertainment Group,
23,000	5.750%, 03/15/22	23,259
40,000	5.750%, 02/01/25	38,800
155,000	Sinclair Television Group, Inc., 6.125%, 10/01/22	159,650
163,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	171,150
10,000	Time Warner Cable, Inc., 7.300%, 07/01/38	10,551
75,000	Time, Inc., 5.750%, 04/15/22 (e)	63,187
45,000	Tribune Media Co., 5.875%, 07/15/22 (e)	45,000
220,000	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	226,600
65,000	Univision Communications, Inc., 5.125%, 05/15/23 (e)	64,512
50,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	50,750
	WMG Acquisition Corp.,
35,000	5.625%, 04/15/22 (e)	34,738
30,000	6.750%, 04/15/22 (e)	28,200

		3,063,699

	Multiline Retail — 0.3%
160,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	112,784

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — 0.9%
34,000	Caleres, Inc., 6.250%, 08/15/23	33,660
35,000	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	20,038
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	29,925
80,000	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	78,400

25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	25,625
200,000	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	205,500

		393,148

	Total Consumer Discretionary	6,255,446

	Consumer Staples — 6.4%
	Beverages — 1.0%
320,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	342,910
25,000	Constellation Brands, Inc., 4.250%, 05/01/23	25,906
25,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	28,094

		396,910

	Food & Staples Retailing — 1.3%
75,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	78,187
150,000	CVS Health Corp., 5.125%, 07/20/45	168,287
55,000	New Albertsons, Inc., 8.000%, 05/01/31	47,162
75,000	SUPERVALU, Inc., 7.750%, 11/15/22	58,500
205,000	Tesco plc, (United Kingdom), 6.150%, 11/15/37 (e)	172,332

		524,468

	Food Products — 1.9%
40,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	40,600
30,000	Darling Ingredients, Inc., 5.375%, 01/15/22	29,550
	JBS USA LLC/JBS USA Finance, Inc.,
47,000	5.750%, 06/15/25 (e)	40,420
45,000	5.875%, 07/15/24 (e)	39,424
25,000	7.250%, 06/01/21 (e)	24,063
237,000	Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)	255,151
23,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	22,367
5,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	5,275
	Post Holdings, Inc.,
61,000	6.750%, 12/01/21 (e)	64,736
170,000	7.375%, 02/15/22	180,200

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
	Smithfield Foods, Inc.,
25,000	5.875%, 08/01/21 (e)	25,430
35,000	6.625%, 08/15/22	36,925
30,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	30,750

		794,891

	Household Products — 0.5%
20,000	Central Garden & Pet Co., 6.125%, 11/15/23	20,400
140,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	138,600
	Spectrum Brands, Inc.,
20,000	5.750%, 07/15/25	21,075
25,000	6.625%, 11/15/22	26,906

		206,981

	Personal Products — 0.1%
5,000	Prestige Brands, Inc., 6.375%, 03/01/24 (e)	5,150
60,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	60,150

		65,300

	Tobacco — 1.6%
275,000	Altria Group, Inc., 5.375%, 01/31/44	310,749
290,000	Reynolds American, Inc., 5.850%, 08/15/45	340,338

		651,087

	Total Consumer Staples	2,639,637

	Energy — 2.0%
	Energy Equipment & Services — 0.1%
25,000	Drill Rigs Holdings, Inc., 6.500%, 10/01/17 (e)	12,688
5,000	Pioneer Energy Services Corp., 6.125%, 03/15/22	1,625
5,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	3,225
25,000	Unit Corp., 6.625%, 05/15/21	11,750

		29,288

	Oil, Gas & Consumable Fuels — 1.9%
25,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	18,750
	California Resources Corp.,
3,000	5.000%, 01/15/20	390
4,000	8.000%, 12/15/22 (e)	1,000
9,000	ConocoPhillips Co., 4.300%, 11/15/44	7,231
25,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	18,000

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
25,000	Energy Transfer Equity LP, 5.875%, 01/15/24	20,625
85,000	Energy Transfer Partners LP, 6.500%, 02/01/42	68,697
	EP Energy LLC/Everest Acquisition Finance, Inc.,
47,000	7.750%, 09/01/22	12,690
50,000	9.375%, 05/01/20	14,625

65,000	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	14,300
25,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	20,875
	Halcon Resources Corp.,
30,000	8.625%, 02/01/20 (e)	16,575
16,000	13.000%, 02/15/22 (e)	2,400
10,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	8,562
105,000	Kinder Morgan Energy Partners LP, 6.500%, 09/01/39	89,103
60,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 8.000%, 12/01/20	6,450
90,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	42,525
60,000	MPLX LP, 4.875%, 12/01/24 (e)	49,018
38,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	26,695
110,000	Petroleos Mexicanos, (Mexico), 6.875%, 08/04/26 (e)	113,630
18,000	QEP Resources, Inc., 5.375%, 10/01/22	12,240
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	29,400
50,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	46,750
49,000	SM Energy Co., 6.500%, 01/01/23	19,478
50,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22 (e)	46,000
31,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	1,550
75,000	Williams Partners LP, 5.800%, 11/15/43	53,483
	WPX Energy, Inc.,
15,000	5.250%, 09/15/24	8,100
24,000	6.000%, 01/15/22	13,740

		782,882

	Total Energy	812,170

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	9

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Financials — 5.1%
	Banks — 1.9%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	202,250
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	141,408
250,000	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	224,128
250,000	Societe Generale S.A., (France), 5.625%, 11/24/45 (e)	221,132

		788,918

	Capital Markets — 0.5%
215,000	Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	204,979

	Consumer Finance — 0.2%
72,000	Ally Financial, Inc., 8.000%, 11/01/31	79,290

	Diversified Financial Services — 0.6%
185,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	189,163
84,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	71,400

		260,563

	Insurance — 1.0%
110,000	American International Group, Inc., 6.250%, 03/15/37	114,125
52,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	56,875
140,000	MetLife, Inc., 6.400%, 12/15/36	136,914
47,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	41,360
87,000	USI, Inc., 7.750%, 01/15/21 (e)	80,040

		429,314

	Real Estate Investment Trusts (REITs) — 0.6%
80,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23	71,400
10,000	Crown Castle International Corp., 5.250%, 01/15/23	10,587
25,000	FelCor Lodging LP, 6.000%, 06/01/25	25,625
85,000	GEO Group, Inc. (The), 6.625%, 02/15/21	87,550
50,000	Iron Mountain, Inc., 5.750%, 08/15/24	50,063

		245,225

	Real Estate Management & Development — 0.1%
20,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	17,300

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Thrifts & Mortgage Finance — 0.2%
89,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	83,215

	Total Financials	2,108,804

	Health Care — 5.2%
	Health Care Equipment & Supplies — 0.7%
60,000	Alere, Inc., 6.375%, 07/01/23 (e)	65,850
60,000	Becton, Dickinson and Co., 4.685%, 12/15/44	61,907
70,000	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	64,575
9,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	7,943

	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
5,000	4.875%, 04/15/20 (e)	4,950
5,000	5.500%, 04/15/25 (e)	4,712
58,000	5.625%, 10/15/23 (e)	56,985
25,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	23,500

		290,422

	Health Care Providers & Services — 2.8%
15,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	15,150
30,000	Amsurg Corp., 5.625%, 07/15/22	30,900
	CHS/Community Health Systems, Inc.,
15,000	5.125%, 08/01/21	15,075
62,000	6.875%, 02/01/22	53,165
15,000	8.000%, 11/15/19	14,175
	HCA, Inc.,
15,000	5.000%, 03/15/24	15,300
60,000	Series 1, 5.875%, 05/01/23	63,000
215,000	5.875%, 02/15/26	221,450
48,000	7.500%, 02/15/22	54,230
75,000	HealthSouth Corp., 5.750%, 09/15/25 (e)	74,438
67,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	63,650
125,000	Kindred Healthcare, Inc., 8.000%, 01/15/20	115,625
88,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	88,660
50,000	Team Health, Inc., 7.250%, 12/15/23 (e)	52,500
	Tenet Healthcare Corp.,
30,000	4.375%, 10/01/21	29,587
19,000	6.750%, 06/15/23	17,219
246,000	8.125%, 04/01/22	241,848

		1,165,972

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Technology — 0.1%
29,000	Emdeon, Inc., 11.000%, 12/31/19	29,725

	Pharmaceuticals — 1.6%
260,000	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	265,901
50,000	Concordia Healthcare Corp., (Canada), 9.500%, 10/21/22 (e)	48,500
35,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	35,350

	Valeant Pharmaceuticals International, Inc., (Canada),
95,000	5.500%, 03/01/23 (e)	79,087
225,000	7.250%, 07/15/22 (e)	205,875
35,000	7.500%, 07/15/21 (e)	32,988

		667,701

	Total Health Care	2,153,820

	Industrials — 3.5%
	Aerospace & Defense — 0.3%
25,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	20,000
72,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	51,840
65,000	TransDigm, Inc., 5.500%, 10/15/20	63,538

		135,378

	Airlines — 0.1%
28,798	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	29,590
32,749	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	32,513

		62,103

	Building Products — 0.3%
50,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	51,750
50,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	44,625
25,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	19,250

		115,625

	Commercial Services & Supplies — 0.6%
90,000	ACCO Brands Corp., 6.750%, 04/30/20	95,175
70,000	ADT Corp. (The), 6.250%, 10/15/21	68,250
25,000	Aramark Services, Inc., 5.750%, 03/15/20	25,812
45,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	44,213
10,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	9,650
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,475

		250,575

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction & Engineering — 0.3%
48,000	AECOM, 5.875%, 10/15/24	47,760
67,000	MasTec, Inc., 4.875%, 03/15/23	56,447

		104,207

	Electrical Equipment — 0.1%
25,000	Sensata Technologies B.V., (Netherlands), 5.000%, 10/01/25 (e)	24,563

	Machinery — 0.4%
40,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	29,300
40,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	33,200
125,000	Terex Corp., 6.000%, 05/15/21	118,125

		180,625

	Marine — 0.0% (g)
25,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	8,000
20,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	10,350
10,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	1,900

		20,250

	Road & Rail — 0.6%
90,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	85,275
125,000	Hertz Corp. (The), 6.250%, 10/15/22	118,906
60,000	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	45,000

		249,181

	Trading Companies & Distributors — 0.8%
130,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	123,825
35,000	HD Supply, Inc., 7.500%, 07/15/20	36,837
	United Rentals North America, Inc.,
50,000	5.500%, 07/15/25	47,438
110,000	6.125%, 06/15/23	112,806

		320,906

	Total Industrials	1,463,413

	Information Technology — 4.7%
	Communications Equipment — 1.1%
50,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	50,875
65,000	Aspect Software, Inc., 10.625%, 05/15/17	41,925
195,000	Avaya, Inc., 7.000%, 04/01/19 (e)	119,925

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	11

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Communications Equipment — continued
125,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	123,750
40,000	CommScope, Inc., 5.500%, 06/15/24 (e)	38,800

80,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	71,200

		446,475

	Electronic Equipment, Instruments & Components — 0.4%
175,000	Zebra Technologies Corp., 7.250%, 10/15/22	182,438

	IT Services — 0.8%
	First Data Corp.,
50,000	5.750%, 01/15/24 (e)	50,312
275,000	7.000%, 12/01/23 (e)	275,000

		325,312

	Semiconductors & Semiconductor Equipment — 1.3%
25,000	Advanced Micro Devices, Inc., 6.750%, 03/01/19	18,250
175,000	Amkor Technology, Inc., 6.375%, 10/01/22	157,938
	Micron Technology, Inc.,
120,000	5.500%, 02/01/25	100,800
45,000	5.625%, 01/15/26 (e)	36,450
18,000	Microsemi Corp., 9.125%, 04/15/23 (e)	19,035
215,000	QUALCOMM, Inc., 4.800%, 05/20/45	198,134

		530,607

	Software — 0.6%
	Audatex North America, Inc.,
50,000	6.000%, 06/15/21 (e)	50,500
25,000	6.125%, 11/01/23 (e)	25,250
125,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	87,812
80,000	Informatica LLC, 7.125%, 07/15/23 (e)	73,600

		237,162

	Technology Hardware, Storage & Peripherals — 0.5%
215,000	Apple, Inc., 4.650%, 02/23/46	225,248

	Total Information Technology	1,947,242

	Materials — 3.3%
	Chemicals — 1.3%
	Blue Cube Spinco, Inc.,
50,000	9.750%, 10/15/23 (e)	55,625
30,000	10.000%, 10/15/25 (e)	33,225
30,000	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	32,100
185,000	Hexion, Inc., 6.625%, 04/15/20	146,150

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
	Huntsman International LLC,
65,000	4.875%, 11/15/20	61,263
110,000	5.125%, 11/15/22 (e)	100,650

35,000	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	31,400
25,000	PolyOne Corp., 5.250%, 03/15/23	24,953
65,000	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	61,100

		546,466

	Construction Materials — 0.1%
25,000	Headwaters, Inc., 7.250%, 01/15/19	25,562

	Containers & Packaging — 0.9%
30,000	Berry Plastics Corp., 5.125%, 07/15/23	30,000
15,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 6.000%, 06/15/17 (e)	14,944
25,000	Cascades, Inc., (Canada), 5.750%, 07/15/23 (e)	23,312
35,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	34,125
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
50,000	5.750%, 10/15/20	51,375
200,000	9.000%, 04/15/19	200,760
35,000	Sealed Air Corp., 5.125%, 12/01/24 (e)	36,313

		390,829

	Metals & Mining — 1.0%
55,000	Alcoa, Inc., 5.900%, 02/01/27	50,050
	ArcelorMittal, (Luxembourg),
75,000	6.500%, 03/01/21	67,500
63,000	7.250%, 02/25/22	56,851
150,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	87,375
65,000	Glencore Finance Canada Ltd., (Canada), 6.000%, 11/15/41 (e)	45,334
15,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	12,750
85,000	Steel Dynamics, Inc., 5.500%, 10/01/24	79,687

		399,547

	Paper & Forest Products — 0.0% (g)
25,000	Clearwater Paper Corp., 5.375%, 02/01/25 (e)	23,875

	Total Materials	1,386,279

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 8.5%
	Diversified Telecommunication Services — 7.0%
	AT&T, Inc.,
125,000	4.750%, 05/15/46	114,102
100,000	6.550%, 02/15/39	110,310

	CCO Holdings LLC/CCO Holdings Capital Corp.,
60,000	5.375%, 05/01/25 (e)	59,400
178,000	5.875%, 04/01/24 (e)	181,783
85,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	80,750
	Frontier Communications Corp.,
115,000	8.500%, 04/15/20	117,013
20,000	8.750%, 04/15/22	18,750
180,000	11.000%, 09/15/25 (e)	180,225
115,000	GCI, Inc., 6.750%, 06/01/21	113,850
	Intelsat Jackson Holdings S.A., (Luxembourg),
30,000	7.250%, 04/01/19	23,250
176,000	7.500%, 04/01/21	122,320
20,000	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	6,000
130,000	Level 3 Communications, Inc., 5.750%, 12/01/22	134,225
	Level 3 Financing, Inc.,
35,000	5.375%, 08/15/22	35,962
55,000	5.375%, 05/01/25	55,963
307,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	242,631
95,000	Sprint Capital Corp., 6.875%, 11/15/28	68,875
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	194,000
	Verizon Communications, Inc.,
280,000	4.672%, 03/15/55	247,285
120,000	4.862%, 08/21/46	117,237
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	201,500
200,000	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	184,000
	Windstream Services LLC,
70,000	6.375%, 08/01/23	50,750
75,000	7.500%, 06/01/22	58,125
95,000	7.500%, 04/01/23	71,773
	Zayo Group LLC/Zayo Capital, Inc.,
80,000	6.000%, 04/01/23	78,800
55,000	6.375%, 05/15/25	52,525

		2,921,404

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — 1.5%
	Sprint Communications, Inc.,
30,000	6.000%, 12/01/16	29,775
35,000	7.000%, 03/01/20 (e)	34,388

	Sprint Corp.,
255,000	7.625%, 02/15/25	182,325
65,000	7.875%, 09/15/23	48,100
	T-Mobile USA, Inc.,
120,000	6.500%, 01/15/24	123,300
120,000	6.500%, 01/15/26	121,604
80,000	United States Cellular Corp., 6.700%, 12/15/33	68,468

		607,960

	Total Telecommunication Services	3,529,364

	Utilities — 1.3%
	Electric Utilities — 0.5%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	177,246
43,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	30,853

		208,099

	Gas Utilities — 0.1%
50,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	45,375

	Independent Power & Renewable Electricity Producers — 0.6%
	AES Corp.,
35,000	5.500%, 03/15/24	32,200
25,000	VAR, 3.635%, 06/01/19	23,750
50,000	Calpine Corp., 6.000%, 01/15/22 (e)	51,250
35,000	Dynegy, Inc., 7.375%, 11/01/22	29,225
35,000	GenOn Energy, Inc., 9.500%, 10/15/18	22,750
35,000	NRG Energy, Inc., 6.250%, 05/01/24	29,050
25,000	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	20,125
50,000	TerraForm Power Operating LLC, 6.125%, 06/15/25 (e)	36,750

		245,100

	Multi-Utilities — 0.1%
50,000	NRG Yield Operating LLC, 5.375%, 08/15/24	44,000

	Total Utilities	542,574

	Total Corporate Bonds (Cost $24,120,652)	22,838,749

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	13

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — 3.2%
BRL 265,000	Brazil Notas do Tesouro Nacional, Series F, (Brazil), 10.000%, 01/01/17	63,918
250,000	Federative Republic of Brazil, (Brazil), 5.625%, 01/07/41	193,125

100,000	Government of Dominican Republic, (Dominican Republic), Reg. S, 6.600%, 01/28/24	103,500
200,000	Government of Jamaica, (Jamaica), 6.750%, 04/28/28	202,500
200,000	Provincia de Buenos Aires, (Argentina), 9.950%, 06/09/21 (e)	209,907
200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	170,000
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	142,932
200,000	Republic of Serbia, (Serbia), Reg. S, 7.250%, 09/28/21	224,750

	Total Foreign Government Securities (Cost $1,382,497)	1,310,632

Municipal Bonds — 1.8% (t)
	California — 0.6%
45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	64,770
	University of California,
100,000	Series AN, Rev., 4.765%, 05/15/44	104,316
100,000	Series J, Rev., 4.131%, 05/15/45	100,746

		269,832

	Colorado — 0.4%
175,000	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	177,422

	Illinois — 0.1%
25,000	Illinois Finance Authority, Series A, Rev., 4.000%, 10/01/49	25,416

	Louisiana — 0.2%
75,000	Louisiana Local Government Environmental Facilties & Community Development Authority, East Baton Rouge Sewerage Commission Projects, Series A, Rev., 4.000%, 02/01/48	76,453

	New Jersey — 0.1%
25,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.000%, 06/15/42	26,067

	South Carolina — 0.1%
50,000	State of South Carolina Ports Authority, Rev., 5.250%, 07/01/55	55,346

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utah — 0.3%
100,000	Utah Transit Authority, Sales Tax, Rev., 5.937%, 06/15/39	131,984

	Total Municipal Bonds (Cost $747,420)	762,520

Preferred Securities — 1.7% (x)
	Financials — 1.7%
	Banks — 0.3%
78,000	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	75,660
59,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	55,755

		131,415

	Capital Markets — 1.4%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	223,125
95,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	90,488
250,000	UBS Group AG, (Switzerland), VAR, 7.000%, 02/19/25	247,500

		561,113

	Total Preferred Securities (Cost $729,000)	692,528

Loan Assignment — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
5,000	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23 (Cost $4,975)	5,011

SHARES
Short-Term Investment — 5.3%
	Investment Company — 5.3%
2,191,934	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $2,191,934)	2,191,934

	Total Investments — 97.4% (Cost $42,006,220)	40,373,841
	Other Assets in Excess of Liabilities — 2.6%	1,071,675

	NET ASSETS — 100.0%	41,445,516

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
36	10 Year U.S. Treasury Note	06/21/16	USD	4,698,563	3,507
5	Ultra Long Term U.S. Treasury Bond	06/21/16	USD	865,781	(43)
40	5 Year U.S. Treasury Note	06/30/16	USD	4,839,375	8,978
	Short Futures Outstanding
(3)	U.S. Treasury Long Bond	06/21/16	USD	(493,594)	(2,725)
(10)	Ultra Long Term U.S. Treasury Bond	06/21/16	USD	(1,731,562)	(12,132)

					(2,415)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF FEBRUARY 29, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	4.481%	2,963,000	(85,811)	66,143

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	15

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	— Brazilian Real
CMO	— Collateralized Mortgage Obligation
GO	— General Obligation
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2016. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2016.

USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2016.

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of February 29, 2016.
(r)	— Rate shown are as per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 29, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	17

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016

Income Fund
ASSETS:
Investments in non-affiliates, at value	$38,181,907
Investments in affiliates, at value	2,191,934

Total investment securities, at value	40,373,841
Cash	68,488
Foreign currency, at value	655
Deposits at broker for swap contracts	120,000
Deposits at broker for futures contracts	107,000
Receivables:
Investment securities sold	432,486
Fund shares sold	46,091
Interest from non-affiliates	533,487
Dividends from affiliates	503
Tax reclaims	204
Variation margin on futures contracts	6,344
Due from Adviser	11,143

Total Assets	41,700,242

LIABILITIES:
Payables:
Distributions	1,184
Investment securities purchased	7,357
Fund shares redeemed	127,072
Variation margin on centrally cleared swaps	11,952
Accrued liabilities:
Distribution fees	3,168
Shareholder servicing fees	3,062
Custodian and accounting fees	19,107
Collateral management fees	6,584
Trustees’ and Chief Compliance Officer’s fees	53
Audit fees	70,116
Other	5,071

Total Liabilities	254,726

Net Assets	$41,445,516

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

Income Fund
NET ASSETS:
Paid-in-Capital	$44,257,532
Accumulated undistributed (distributions in excess of) net investment income	42,789
Accumulated net realized gains (losses)	(1,200,347)
Net unrealized appreciation (depreciation)	(1,654,458)

Total Net Assets	$41,445,516

Net Assets:
Class A	$14,142,262
Class C	695,728
Class R6	19,829
Select Class	26,587,697

Total	$41,445,516

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,553,823
Class C	76,451
Class R6	2,181
Select Class	2,923,267

Net Asset Value (a):
Class A — Redemption price per share	$9.10
Class C — Offering price per share (b)	9.10
Class R6 — Offering and redemption price per share	9.09
Select Class — Offering and redemption price per share	9.10
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.45

Cost of investments in non-affiliates	$39,814,286
Cost of investments in affiliates	2,191,934
Cost of foreign currency	651
Premiums received on swaps	66,143

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	19

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2016

Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,867,825
Dividend income from affiliates	1,422

Total investment income	1,869,247

EXPENSES:
Investment advisory fees	107,743
Administration fees	25,233
Distribution fees:
Class A	8,991
Class C	3,649
Shareholder servicing fees:
Class A	8,991
Class C	1,216
Select Class	66,676
Custodian and accounting fees	71,072
Collateral management fees	9,848
Interest expense to affiliates	4
Professional fees	121,554
Trustees’ and Chief Compliance Officer’s fees	255
Printing and mailing costs	15,287
Registration and filing fees	55,728
Transfer agent fees (See Note 2.G.)	1,938
Sub-transfer agent fees (See Note 2.G.)	1,785
Offering costs	10,108
Other	6,989

Total expenses	517,067

Less fees waived	(179,194)
Less expense reimbursements	(171,097)

Net expenses	166,776

Net investment income (loss)	1,702,471

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(932,382)
Futures	88,405
Foreign currency transactions	(3,850)
Options written	548
Swaps	16,445

Net realized gain (loss)	(830,834)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,643,730)
Futures	(2,884)
Foreign currency translations	3,607
Swaps	(19,668)

Change in net unrealized appreciation/depreciation	(1,662,675)

Net realized/unrealized gains (losses)	(2,493,509)

Change in net assets resulting from operations	$(791,038)

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Income Fund
	Year Ended February 29, 2016	Period Ended February 28, 2015 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,702,471	$1,031,566
Net realized gain (loss)	(830,834)	(391,064)
Change in net unrealized appreciation/depreciation	(1,662,675)	8,217

Change in net assets resulting from operations	(791,038)	648,719

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(199,504)	(2,730)
Class C
From net investment income	(22,950)	(2,606)
Class R6
From net investment income	(1,683)	(2,002)
Select Class
From net investment income	(1,460,942)	(977,592)

Total distributions to shareholders	(1,685,079)	(984,930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	17,469,035	26,788,809

NET ASSETS:
Change in net assets	14,992,918	26,452,598
Beginning of period	26,452,598	—

End of period	$41,445,516	$26,452,598

Accumulated undistributed (distributions in excess of) net investment income	$42,789	$32,554

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Income Fund
	Year Ended February 29, 2016	Period Ended February 28, 2015 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,293,218	$130,003
Distributions reinvested	199,342	2,730
Cost of shares redeemed	(3,224,393)	(640)

Change in net assets resulting from Class A capital transactions	$14,268,167	$132,093

Class C
Proceeds from shares issued	$606,409	$189,261
Distributions reinvested	19,152	2,606
Cost of shares redeemed	(80,987)	(491)

Change in net assets resulting from Class C capital transactions	$544,574	$191,376

Class R6
Proceeds from shares issued	$—	$50,000
Distributions reinvested	1,683	2,002
Cost of shares redeemed	(30,838)	—

Change in net assets resulting from Class R6 capital transactions	$(29,155)	$52,002

Select Class
Proceeds from shares issued	$3,753,601	$25,455,200
Distributions reinvested	1,438,041	977,592
Cost of shares redeemed	(2,506,193)	(19,454)

Change in net assets resulting from Select Class capital transactions	$2,685,449	$26,413,338

Total change in net assets resulting from capital transactions	$17,469,035	$26,788,809

SHARE TRANSACTIONS:
Class A
Issued	1,872,364	13,271
Reinvested	21,749	277
Redeemed	(353,773)	(65)

Change in Class A Shares	1,540,340	13,483

Class C
Issued	63,570	19,270
Reinvested	2,040	263
Redeemed	(8,642)	(50)

Change in Class C Shares	56,968	19,483

Class R6
Issued	—	5,000
Reinvested	177	202
Redeemed	(3,198)	—

Change in Class R6 Shares	(3,021)	5,202

Select Class
Issued	402,502	2,547,067
Reinvested	152,249	98,824
Redeemed	(275,388)	(1,987)

Change in Select Class Shares	279,363	2,643,904

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED FEBRUARY 29, 2016

Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(791,038)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(38,298,300)
Proceeds from disposition of investment securities	21,712,616
Proceeds of short-term investments — affiliates, net	(1,270,128)
Change in unrealized (appreciation)/depreciation on investments	1,643,730
Net realized (gain)/loss on investments	932,382
Net amortization (accretion) of income	389,285
Increase in deposits at broker for futures contracts	(72,000)
Increase in deposits at broker for swap contracts	(120,000)
Increase in interest and dividends receivable from non-affiliates	(210,491)
Increase in dividends receivable from affiliates	(477)
Decrease in variation margin receivable	142
Decrease in unrealized appreciation on forward foreign currency exchange contracts	15,506
Increase in tax reclaims receivable	(204)
Decrease in due from Adviser	60,649
Decrease in deferred offering costs	10,108
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(19,118)
Increase in variation margin payable	11,952
Increase in distribution fees payable	3,041
Increase in shareholder servicing fees payable	1,065
Increase in custodian and accounting fees payable	2,923
Increase in Trustees’ and Chief Compliance Office fees payable	6
Increase in collateral management fees payable	6,584
Increase in audit fees payable	4,329
Increase in other accrued expenses payable	2,248

Net cash provided (used) by operating activities	(15,985,190)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	21,608,275
Payment for shares redeemed	(5,715,805)
Cash distributions paid to shareholders (net of reinvestments of $1,658,210)	(25,677)

Net cash provided (used) by financing activities	15,866,793

Net decrease in cash	(118,397)

Cash:
Beginning of year (including foreign currency of $927)	187,540

End of year (including foreign currency of $655)	$69,143

Supplemental disclosure of cash flow information:

For the year ended February 29, 2016, the Fund paid $4 in interest expenses to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class A
Year Ended February 29, 2016	$9.86	$0.51	(f)	$(0.77)	$(0.26)	$(0.50)
June 2, 2014 (g) through February 28, 2015	10.00	0.39		(0.15)	0.24	(0.38)

Class C
Year Ended February 29, 2016	9.86	0.46	(f)	(0.78)	(0.32)	(0.44)
June 2, 2014 (g) through February 28, 2015	10.00	0.34		(0.15)	0.19	(0.33)

Class R6
Year Ended February 29, 2016	9.86	0.54	(f)	(0.78)	(0.24)	(0.53)
June 2, 2014 (g) through February 28, 2015	10.00	0.41		(0.16)	0.25	(0.39)

Select Class
Year Ended February 29, 2016	9.86	0.53	(f)	(0.77)	(0.24)	(0.52)
June 2, 2014 (g) through February 28, 2015	10.00	0.40		(0.15)	0.25	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 29, 2016 and for the period ended February 28, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)		Net investment income (loss) (d)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.10	(2.76)%	$14,142,262	0.75	%(h)	5.53	%(h)	1.68	%(h)	74%
9.86	2.42	132,974	0.75	(h)	5.40	(h)	2.57	(h)	61

9.10	(3.29)	695,728	1.25	(h)	4.83	(h)	2.55	(h)	74
9.86	1.96	192,151	1.25	(h)	4.96	(h)	3.16	(h)	61

9.09	(2.51)	19,829	0.40	(h)	5.63	(h)	2.45	(h)	74
9.86	2.59	51,308	0.40	(h)	5.60	(h)	1.81	(h)	61

9.10	(2.50)	26,587,697	0.50	(h)	5.56	(h)	1.67	(h)	74
9.86	2.51	26,076,165	0.50	(h)	5.50	(h)	2.07	(h)	61

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Income Fund	Class A, Class C, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide income with a secondary objective of capital appreciation.

The Fund commenced operations on June 2, 2014. Prior to November 6, 2014, the Fund was not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 29, 2016.

26	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,743,810	$1,598,952	$4,342,762
Collateralized Mortgage Obligations
Agency CMO	—	2,915,281	—	2,915,281
Non-Agency CMO	—	1,473,916	425,427	1,899,343

Total Collateralized Mortgage Obligations	—	4,389,197	425,427	4,814,624

Commercial Mortgage-Backed Securities	—	1,774,752	1,592,960	3,367,712
Convertible Bonds
Energy	—	47,369	—	47,369
Corporate Bonds
Consumer Discretionary	—	6,241,446	14,000	6,255,446
Consumer Staples	—	2,639,637	—	2,639,637
Energy	—	812,170	—	812,170
Financials	—	2,108,804	—	2,108,804
Health Care	—	2,153,820	—	2,153,820
Industrials	—	1,442,263	21,150	1,463,413
Information Technology	—	1,905,317	41,925	1,947,242
Materials	—	1,386,279	—	1,386,279
Telecommunication Services	—	3,529,364	—	3,529,364
Utilities	—	542,574	—	542,574

Total Corporate Bonds	—	22,761,674	77,075	22,838,749

Foreign Government Securities	—	1,310,632	—	1,310,632
Municipal Bonds	—	762,520	—	762,520
Preferred Securities
Financials	—	692,528	—	692,528
Loan Assignment
Consumer Staples	—	5,011	—	5,011
Short-Term Investment
Investment Company	2,191,934	—	—	2,191,934

Total Investments in Securities	$2,191,934	$34,487,493	$3,694,414	$40,373,841

Appreciation in Other Financial Instruments
Futures Contracts	$12,485	$—	$—	$12,485

Depreciation in Other Financial Instruments
Futures Contracts	$(14,900)	$—	$—	$(14,900)
Swaps	—	(19,668)	—	(19,668)

Total Depreciation in Other Financial Instruments	$(14,900)	$(19,668)	$—	$(34,568)

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Transfers between fair value levels are valued utilizing values as of the beginning of the year.

There were no transfers between levels 1 and 2 during the year ended February 29, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into level 3	Transfers out of level 3	Balance as of February 29, 2016
Investments in Securities
Asset-Backed Securities	$1,788,957	$(1,251)	$(1,737)	$278	$875,014	$(863,504)	$—	$(198,805)	$1,598,952
Collateralized Mortgage Obligations — Non-Agency CMO	275,914	—	(24,322)	1,597	185,996	(13,758)	—	—	425,427
Commercial Mortgage-Backed Securities	1,407,672	(9,450)	(53,510)	(149)	621,520	(373,123)	—	—	1,592,960
Corporate Bonds — Consumer Discretionary	—	—	(51,043)	468	—	—	64,575	—	14,000
Corporate Bonds — Industrials	24,971	—	(12,095)	82	23,063	—	10,100	(24,971)	21,150
Corporate Bonds — Information Technology	—	—	(16,197)	(1,191)	—	—	59,313	—	41,925

	$3,497,514	$(10,701)	$(158,904)	$1,085	$1,705,593	$(1,250,385)	$133,988	$(223,776)	$3,694,414

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine price for the year ended February 29, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2016, which were valued using significant unobservable inputs (level 3), amounted to $(161,507). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 29, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,598,952	Discounted Cash Flow	Constant Prepayment Rate	0.00% -10.00% (3.10%)
			Constant Default Rate	2.00% -36.00% (18.01%)
			Yield (Discount Rate of Cash Flows)	3.65% - 6.52% (5.27%)

Asset-Backed Securities	1,598,952

	425,427	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 23.57% (8.36%)
			Constant Default Rate	0.00% - 0.79% (0.03%)
			Yield (Discount Rate of Cash Flows)	5.13% - 6.66% (6.22%)

Collateralized Mortgage Obligations	425,427

	1,592,960	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (14.94%)
			Yield (Discount Rate of Cash Flows)	6.33% - 8.89% (7.82%)

Commercial Mortgage — Backed Securities	1,592,960

Total	$3,617,339

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was $77,075. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

28	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 29, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put options on futures to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Transactions in options written during the year ended February 29, 2016 were as follows:

	Options
	Number of Contracts	Premiums Received
Options outstanding at February 28, 2015	—	$—
Options written	48	3,649
Options expired	—	—
Options closed	(48)	(3,649)

Options outstanding at February 29, 2016	—	$—

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 29, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

30	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

(5). Summary of Derivative Information — The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$12,485	$—	$12,485

Gross Liabilities:
Credit contracts		$—	$(85,811)	$(85,811)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(14,900)	—	(14,900)

Total		$(14,900)	$(85,811)	$(100,711)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statement of Operations for the year ended February 29, 2016, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$16,445	$16,445
Interest rate contracts	3,780	88,405	—	—	92,185
Foreign exchange contracts	—	—	(3,612)	—	(3,612)

Total	$3,780	$88,405	$(3,612)	$16,445	$105,018

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(19,668)	$(19,668)
Interest rate contracts	(2,884)	—	—	(2,884)
Foreign exchange contracts	—	3,612	—	3,612

Total	$(2,884)	$3,612	$(19,668)	$(18,940)

The Fund’s derivatives contracts held at February 29, 2016 are not accounted for as hedging instruments under GAAP.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the year ended February 29, 2016. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Exchange-Traded Options:
Average Number of Contracts Purchased	$48	(a)
Average Number of Contracts Written	48	(a)
Futures Contracts:
Average Notional Balance Long	2,624,418	(b)
Average Notional Balance Short	1,660,848
Ending Notional Balance Long	10,403,719
Ending Notional Balance Short	2,225,156
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	215,188	(b)
Average Settlement Value Sold	211,576	(b)
Credit Default Swaps:
Average Notional Balance — Buy Protection	1,705,000	(c)
Ending Notional Balance — Buy Protection	2,963,000

(a)	For the period November 1, 2015 through November 30, 2015.
(b)	For the period March 1, 2015 through November 30, 2015.
(c)	For the period October 1, 2015 through February 29, 2016.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

E. Offering and Organizational Costs — Total offering costs of $39,249 paid in connection with the offering of shares of the Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations. For the year ended February 29, 2016, total offering costs amortized were $10,108.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Fund for the year ended February 29, 2016 are as follows:

	Class A	Class C	Class R6	Select Class	Total
Transfer agent fees	$494	$367	$768	$309	$1,938
Sub-transfer agent fees	387	406	—	992	1,785

32	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$(190)	$(7,157)	$7,347

The reclassifications for the Fund relate primarily to foreign currency gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2016, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2016 the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$504	$—

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Select Class Shares, respectively.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statement of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R6	Select Class
0.75%	1.25%	0.40%	0.50%

The expense limitation agreement was in effect for the year ended February 29, 2016 and is in place until at least June 30, 2016.

For the year ended February 29, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
$107,743	$25,233	$46,218	$179,194	$171,097

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

There were no waivers resulting from investments in these money market funds for the year ended February 29, 2016.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2016, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended February 29, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

34	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

4. Investment Transactions

During the year ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$38,217,207	$21,474,349	$—	$262,232

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$42,008,943	$459,817	$2,094,919	$(1,635,102)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the period ended February 29, 2016 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$1,685,079	$—	$1,685,079

The tax character of distributions paid during the year ended February 28, 2015 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid*
$984,930	$—	$984,930

*	Commencement of operations was June 2, 2014.

As of February 29, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$44,149	$(906,379)	$(1,654,766)

The cumulative timing differences primarily consist of post-October capital loss deferrals.

As of February 29, 2016, the Fund had the following net capital loss carryforwards:

Capital Loss Carryforward Character
Short-Term	Long-Term
$479,950	$426,429

Specified ordinary losses and net capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended February 29, 2016 the Fund deferred to March 1, 2016 the following specified ordinary losses and net capital losses of:

	Net Capital Losses
Specified Ordinary Losses	Short-Term	Long-Term
$82	$55,913	$237,747

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	35

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (continued)

bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 29, 2016, the Fund had one shareholder, which is an account maintained by financial intermediaries on behalf of its clients, that collectively owned shares representing 28.5% of the Fund’s net assets.

As of February 29, 2016, the Adviser owns shares representing 60.1% of the Fund’s net assets.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

36	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Income Fund (a separate fund of JPMorgan Trust I) (the “Fund”) at February 29, 2016, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 2, 2014 (commencement of operations) through February 28, 2015, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2016

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	37

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	148	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	148	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	148	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	148	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	148	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	148	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	148	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	148	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	148	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

38	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	148	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	148	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	148	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (148 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	39

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)*	Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, JPMorgan Funds Management, Inc. since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, JPMorgan Funds Management, Inc. since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, JPMorgan Funds Management, Inc. since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

40	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Income Fund
Class A
Actual	$1,000.00	$983.00	$3.70	0.75%
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class C
Actual	1,000.00	980.30	6.15	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class R6
Actual	1,000.00	983.80	1.97	0.40
Hypothetical	1,000.00	1,022.87	2.01	0.40
Select Class
Actual	1,000.00	984.40	2.47	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2016	JPMORGAN INCOME FUND	41

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended February 29, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Treasury Income

The Fund had 0.30% or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2016.

42	JPMORGAN INCOME FUND	FEBRUARY 29, 2016

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. February 2016.	AN-INCOME-216

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2016 – $1,489,232

2015 – $1,547,692

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2016 – $183,692

2015 – $218,980

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2016 – $291,988

2015 – $274,548

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2016 and February 28, 2015, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2016 – Not applicable

2015 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2016 – 0.0%

2015 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2015 - $31.1 million

2014 - $31.1 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Office
May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 5, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 5, 2016